UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST
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(Exact name of registrant as specified in charter)

200 Berkeley Street, BOSTON, MA 02116
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 197 Clarendon Street, BOSTON, MA 02116
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three semiannual reports to shareholders for the period ended June 30, 2019. The first report applies to 39 of the Registrant’s portfolios, the second report applies to 11 of the Registrant’s portfolios and the third report applies to 5 of the Registrant’s portfolios.

John Hancock

John Hancock
Variable Insurance Trust

If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications, if available, electronically by calling John Hancock at 800-827-4546 (John Hancock Life Insurance) or 800-344-1029 (John Hancock Variable Annuities) or if your policy is held through another insurance company, please contact that company.

You may elect to receive all reports in paper, free of charge, at any time. You can inform your insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock or your financial intermediary or insurance company.

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Semiannual Report
June 30, 2019

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3

Shareholder expense example	6

Summary Portfolio of Investments (See below for each Portfolio’s page #)	12

Statements of assets and liabilities	54

Statements of operations	64

Statements of changes in net assets	74

Financial highlights	81

Notes to financial statements	100

Evaluation of advisory and subadvisory agreements by the board of trustees	139

For more information	156

Portfolio	Summary Portfolio of Investments
500 Index Trust	12
American Asset Allocation Trust	13
American Global Growth Trust	13
American Growth Trust	13
American Growth-Income Trust	13
American International Trust	13
Blue Chip Growth Trust	13
Capital Appreciation Trust	14
Capital Appreciation Value Trust	15
Emerging Markets Value Trust	20
Equity Income Trust	21
Financial Industries Trust	23
Fundamental All Cap Core Trust	24
Fundamental Large Cap Value Trust	25
Global Trust	26
Health Sciences Trust	27
International Equity Index Trust	28
International Growth Stock Trust	30
International Small Company Trust	31
International Value Trust	32
Lifestyle Aggressive Portfolio	34
Lifestyle Balanced Portfolio	34
Lifestyle Conservative Portfolio	34
Lifestyle Growth Portfolio	35
Lifestyle Moderate Portfolio	35
Mid Cap Index Trust	35
Mid Cap Stock Trust	36
Mid Value Trust	38
Mutual Shares Trust	39
Real Estate Securities Trust	40
Science & Technology Trust	41
Small Cap Index Trust	42
Small Cap Opportunities Trust	43
Small Cap Stock Trust	44
Small Cap Value Trust	45
Small Company Value Trust	46
Strategic Equity Allocation Trust	47
Total Stock Market Index Trust	49
Utilities Trust	51

2

John Hancock Variable Insurance Trust

Sector weightings

500 Index Trust

Sector Composition*	% of Total
Information technology	20.9
Health care	13.8
Financials	12.8
Consumer discretionary	10.0
Communication services	9.9
Industrials	9.2
Consumer staples	7.1
Energy	4.9
Utilities	3.2
Real estate	3.0
Materials	2.7
Short-term investments and other	2.5

American Asset Allocation Trust

Portfolio Composition**	% of Total
Common stocks	66.9
U.S. Government & Agency obligations	13.9
Corporate bonds	12.0
Collateralized mortgage obligations	6.6
Asset backed securities	0.6

American Global Growth Trust

Sector Composition**	% of Total
Information technology	26.5
Consumer discretionary	20.0
Health care	11.3
Financials	10.7
Communication services	8.0
Consumer staples	7.8
Industrials	7.3
Materials	2.9
Energy	2.2
Short-term investments and other	3.3

American Growth Trust

Sector Composition**	% of Total
Information technology	24.2
Communication services	17.9
Health care	15.5
Consumer discretionary	11.7
Financials	8.6
Industrials	6.7
Energy	3.2
Consumer staples	3.1
Materials	2.7
Real estate	1.8
Utilities	0.3
Short-term investments and other	4.3

American Growth-Income Trust

Sector Composition**	% of Total
Health care	15.3
Information technology	15.2
Financials	11.2
Communication services	11.0
Industrials	11.0
Consumer staples	7.9
Energy	7.1
Consumer discretionary	5.8
Materials	4.8
Real estate	2.0
Utilities	2.0
Short-term investments and other	6.7

American International Trust

Sector Composition**	% of Total
Financials	17.2
Industrials	16.0
Health care	11.9
Consumer discretionary	11.1
Materials	6.7
Information technology	6.6
Consumer staples	6.0
Energy	4.6
Communication services	4.4
Utilities	4.3
Real estate	2.4
Short-term investments and other	8.8

Blue Chip Growth Trust

Sector Composition*	% of Total
Information technology	30.1
Consumer discretionary	21.4
Health care	16.9
Communication services	15.6
Industrials	9.1
Financials	5.2
Materials	0.6
Energy	0.4
Utilities	0.4
Short-term investments and other	0.3

Capital Appreciation Trust

Sector Composition*	% of Total
Information technology	38.3
Consumer discretionary	18.5
Communication services	15.5
Health care	11.9
Industrials	6.9
Consumer staples	4.6
Financials	2.1
Real estate	1.2
Short-term investments and other	1.0

Capital Appreciation Value Trust

Portfolio Composition*	% of Total
Common stocks	60.7
Corporate bonds	17.7
Preferred securities	5.8
Term loans	5.2
U.S. Government	3.3
Asset backed securities	0.3
Short-term investments and other	7.0

Emerging Markets Value Trust

Sector Composition*	% of Total
Financials	29.6
Materials	17.0
Energy	15.5
Industrials	8.6
Consumer discretionary	7.1
Information technology	7.0
Communication services	4.3
Real estate	4.2
Consumer staples	2.4
Utilities	1.5
Health care	1.2
Short-term investments and other	1.6

Equity Income Trust

Sector Composition*	% of Total
Financials	22.9
Health care	13.1
Industrials	11.7
Energy	9.6
Information technology	8.5
Utilities	7.8
Consumer staples	7.7
Communication services	6.6
Materials	4.5
Real estate	3.0
Consumer discretionary	2.5
Short-term investments and other	2.1

Financial Industries Trust

Industry Composition*	% of Total
Banks	49.6
Insurance	19.0
Capital markets	8.4
Diversified financial services	5.6
IT services	5.0
Consumer finance	4.3
Equity real estate investment trusts	4.2
Thrifts and mortgage finance	1.5
Hotels, restaurants and leisure	0.7
Real estate management and development	0.6
Short-term investments and other	1.1

3

John Hancock Variable Insurance Trust

Sector weightings

Fundamental All Cap Core Trust

Sector Composition*	% of Total
Consumer discretionary	22.8
Financials	16.6
Communication services	16.3
Information technology	10.0
Industrials	8.2
Health care	6.8
Energy	6.5
Consumer staples	4.7
Real estate	3.2
Short-term investments and other	4.9

Fundamental Large Cap Value Trust

Sector Composition*	% of Total
Financials	25.8
Health care	14.2
Information technology	13.9
Industrials	10.4
Energy	9.0
Consumer discretionary	8.7
Consumer staples	8.1
Communication services	6.3
Materials	1.6
Short-term investments and other	2.0

Global Trust

Sector Composition*	% of Total
Financials	22.0
Health care	17.1
Communication services	14.2
Energy	10.3
Consumer staples	9.0
Industrials	7.8
Information technology	4.8
Consumer discretionary	4.1
Utilities	3.1
Materials	2.3
Real estate	1.2
Short-term investments and other	4.1

Health Sciences Trust

Industry Composition*	% of Total
Biotechnology	31.2
Health care equipment and supplies	25.3
Health care providers and services	17.5
Pharmaceuticals	16.3
Life sciences tools and services	8.7
Specialty retail	0.3
Health care technology	0.2
Software	0.1
Short-term investments and other	0.4

International Equity Index Trust

Sector Composition*	% of Total
Financials	20.9
Industrials	11.8
Consumer discretionary	11.0
Consumer staples	9.6
Information technology	8.3
Health care	8.1
Materials	7.3
Energy	7.0
Communication services	6.7
Utilities	3.3
Real estate	3.2
Short-term investments and other	2.8

International Growth Stock Trust

Sector Composition*	% of Total
Financials	19.2
Industrials	17.0
Consumer staples	16.6
Information technology	15.9
Consumer discretionary	9.7
Health care	5.4
Energy	4.8
Communication services	4.0
Materials	3.1
Short-term investments and other	4.3

International Small Company Trust

Sector Composition*	% of Total
Industrials	24.0
Consumer discretionary	14.1
Financials	11.5
Materials	10.9
Information technology	9.2
Consumer staples	5.6
Communication services	5.4
Real estate	5.2
Health care	4.9
Energy	4.3
Utilities	3.4
Short-term investments and other	1.5

International Value Trust

Sector Composition*	% of Total
Financials	22.6
Energy	14.2
Health care	13.2
Communication services	9.8
Materials	9.4
Information technology	6.9
Industrials	6.5
Consumer discretionary	5.3
Utilities	2.8
Consumer staples	2.5
Real estate	2.1
Short-term investments and other	4.7

Lifestyle Aggressive Portfolio

Asset Allocation***	% of Total
Large blend	81.9
Exchange-traded funds	17.4
Short-term investments	0.7

Lifestyle Balanced Portfolio

Asset Allocation*	% of Total
Large blend	50.2
Intermediate bond	49.8

Lifestyle Conservative Portfolio

Asset Allocation*	% of Total
Intermediate bond	80.0
Large blend	20.0

Lifestyle Growth Portfolio

Asset Allocation*	% of Total
Large blend	70.3
Intermediate bond	29.7

Lifestyle Moderate Portfolio

Asset Allocation*	% of Total
Intermediate bond	59.8
Large blend	40.2

Mid Cap Index Trust

Sector Composition*	% of Total
Financials	15.9
Industrials	15.8
Information technology	15.4
Consumer discretionary	12.0
Real estate	9.9
Health care	9.5
Materials	6.3
Utilities	4.6
Energy	3.0
Consumer staples	2.6
Communication services	2.5
Short-term investments and other	2.5

Mid Cap Stock Trust

Sector Composition*	% of Total
Information technology	29.0
Health care	24.1
Consumer discretionary	18.2
Industrials	10.1
Communication services	6.8
Consumer staples	4.7
Real estate	1.4
Energy	1.1
Short-term investments and other	4.6

4

John Hancock Variable Insurance Trust

Sector weightings

Mid Value Trust

Sector Composition*	% of Total
Financials	17.3
Health care	15.1
Energy	11.2
Consumer staples	10.6
Materials	10.0
Industrials	8.5
Real estate	6.6
Utilities	4.5
Communication services	3.8
Consumer discretionary	3.6
Information technology	3.6
Short-term investments and other	5.2

Mutual Shares Trust

Sector Composition*	% of Total
Financials	23.0
Communication services	13.4
Health care	12.8
Energy	11.4
Information technology	10.6
Industrials	7.4
Consumer staples	7.1
Consumer discretionary	5.1
Real estate	1.6
Materials	1.6
Utilities	1.0
Short-term investments and other	5.0

Real Estate Securities Trust

Portfolio Composition*	% of Total
Residential REITs	21.8
Specialized REITs	20.0
Industrial REITs	12.1
Health care REITs	11.8
Retail REITs	10.6
Office REITs	10.3
Diversified REITs	7.3
Hotel and resort REITs	4.2
IT consulting and other services	1.0
Short-term investments and other	0.9

Science & Technology Trust

Sector Composition*	% of Total
Information technology	55.0
Communication services	19.0
Consumer discretionary	17.7
Health care	1.0
Industrials	0.8
Materials	0.4
Short-term investments and other	6.1

Small Cap Index Trust

Sector Composition*	% of Total
Financials	17.3
Health care	16.8
Industrials	15.5
Information technology	12.8
Consumer discretionary	10.7
Real estate	7.5
Energy	4.0
Materials	3.9
Utilities	3.7
Consumer staples	2.7
Communication services	2.5
Short-term investments and other	2.6

Small Cap Opportunities Trust

Sector Composition*	% of Total
Financials	21.9
Industrials	20.0
Information technology	14.5
Consumer discretionary	13.6
Health care	11.4
Energy	5.4
Materials	5.2
Consumer staples	3.4
Communication services	2.3
Real estate	1.1
Utilities	0.1
Short-term investments and other	1.1

Small Cap Stock Trust

Sector Composition*	% of Total
Health care	27.2
Information technology	19.3
Consumer discretionary	18.0
Industrials	13.9
Financials	5.9
Real estate	5.4
Materials	2.3
Consumer staples	2.1
Communication services	0.8
Energy	0.8
Short-term investments and other	4.3

Small Cap Value Trust

Sector Composition*	% of Total
Industrials	32.1
Financials	18.6
Real estate	11.4
Information technology	7.6
Materials	6.4
Energy	5.3
Consumer discretionary	4.3
Consumer staples	4.1
Health care	3.5
Utilities	2.0
Short-term investments and other	4.7

Small Company Value Trust

Sector Composition*	% of Total
Financials	23.7
Industrials	14.6
Real estate	11.0
Information technology	10.4
Consumer discretionary	9.7
Utilities	7.7
Health care	7.5
Energy	4.4
Materials	3.8
Consumer staples	3.1
Communication services	2.1
Short-term investments and other	2.0

Strategic Equity Allocation Trust

Sector Composition*	% of Total
Information technology	15.5
Financials	14.9
Health care	12.6
Industrials	11.5
Consumer discretionary	10.3
Consumer staples	7.9
Communication services	7.5
Energy	4.9
Materials	4.5
Real estate	3.8
Utilities	3.4
Short-term investments and other	3.2

Total Stock Market Index Trust

Sector Composition*	% of Total
Information technology	20.6
Financials	13.4
Health care	12.8
Consumer discretionary	10.5
Industrials	9.7
Communication services	9.7
Consumer staples	7.1
Energy	5.2
Real estate	3.7
Utilities	3.0
Materials	2.5
Short-term investments and other	1.8

Utilities Trust

Sector Composition*	% of Total
Utilities	65.3
Communication services	17.1
Energy	12.8
Real estate	1.6
Short-term investments and other	3.2

*	As a percentage of net assets.

**	The weightings represent the holdings of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.

***	As a percentage of total investments.

5

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios and the Lifestyle Portfolios, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio
500 Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,183.50	$1.62	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	1,182.40	2.71	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	1,183.90	1.35	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
American Asset Allocation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,117.40	$3.25	0.62% [2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62% [2]
Series II	Actual expenses/actual returns	1,000.00	1,117.40	3.73	0.71% [2]
	Hypothetical example	1,000.00	1,021.30	3.56	0.71% [2]
Series III	Actual expenses/actual returns	1,000.00	1,119.10	1.42	0.27% [2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27% [2]
American Global Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,209.80	$3.51	0.64% [2]
	Hypothetical example	1,000.00	1,021.60	3.21	0.64% [2]
Series II	Actual expenses/actual returns	1,000.00	1,209.70	3.89	0.71% [2]
	Hypothetical example	1,000.00	1,021.30	3.56	0.71% [2]
Series III	Actual expenses/actual returns	1,000.00	1,212.00	1.59	0.29% [2]
	Hypothetical example	1,000.00	1,023.40	1.45	0.29% [2]
6

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio
American Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,164.40	$3.33	0.62% [2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62% [2]
Series II	Actual expenses/actual returns	1,000.00	1,164.20	3.65	0.68% [2]
	Hypothetical example	1,000.00	1,021.40	3.41	0.68% [2]
Series III	Actual expenses/actual returns	1,000.00	1,166.70	1.45	0.27% [2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27% [2]
American Growth-Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,158.30	$3.32	0.62% [2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62% [2]
Series II	Actual expenses/actual returns	1,000.00	1,157.60	3.74	0.70% [2]
	Hypothetical example	1,000.00	1,021.30	3.51	0.70% [2]
Series III	Actual expenses/actual returns	1,000.00	1,160.10	1.45	0.27% [2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27% [2]
American International Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,145.40	$3.35	0.63% [2]
	Hypothetical example	1,000.00	1,021.70	3.16	0.63% [2]
Series II	Actual expenses/actual returns	1,000.00	1,145.00	4.04	0.76% [2]
	Hypothetical example	1,000.00	1,021.00	3.81	0.76% [2]
Series III	Actual expenses/actual returns	1,000.00	1,148.40	1.49	0.28% [2]
	Hypothetical example	1,000.00	1,023.40	1.40	0.28% [2]
Blue Chip Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,208.30	$4.44	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
Series II	Actual expenses/actual returns	1,000.00	1,207.20	5.53	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Series NAV	Actual expenses/actual returns	1,000.00	1,208.30	4.16	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Capital Appreciation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,208.40	$4.44	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
Series II	Actual expenses/actual returns	1,000.00	1,207.60	5.53	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Series NAV	Actual expenses/actual returns	1,000.00	1,208.90	4.16	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Capital Appreciation Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,172.20	$4.74	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Series II	Actual expenses/actual returns	1,000.00	1,172.00	5.82	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Series NAV	Actual expenses/actual returns	1,000.00	1,172.60	4.47	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Emerging Markets Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,070.50	$6.06	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Series II	Actual expenses/actual returns	1,000.00	1,070.50	7.08	1.38%
	Hypothetical example	1,000.00	1,018.00	6.90	1.38%
Series NAV	Actual expenses/actual returns	1,000.00	1,070.60	5.80	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Equity Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,156.80	$4.12	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Series II	Actual expenses/actual returns	1,000.00	1,156.10	5.19	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%
Series NAV	Actual expenses/actual returns	1,000.00	1,157.60	3.85	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
7

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio
Financial Industries Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,186.60	$4.83	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Series II	Actual expenses/actual returns	1,000.00	1,185.80	5.91	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series NAV	Actual expenses/actual returns	1,000.00	1,186.00	4.55	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Fundamental All Cap Core Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,234.70	$4.21	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Series II	Actual expenses/actual returns	1,000.00	1,233.80	5.32	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	1,235.60	3.94	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Fundamental Large Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,230.20	$4.26	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Series II	Actual expenses/actual returns	1,000.00	1,229.20	5.36	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%
Series NAV	Actual expenses/actual returns	1,000.00	1,230.70	3.98	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Global Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,078.40	$4.84	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Series II	Actual expenses/actual returns	1,000.00	1,077.60	5.87	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Series NAV	Actual expenses/actual returns	1,000.00	1,078.50	4.59	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Health Sciences Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,168.80	$5.92	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Series II	Actual expenses/actual returns	1,000.00	1,167.20	6.99	1.30%
	Hypothetical example	1,000.00	1,018.30	6.51	1.30%
Series NAV	Actual expenses/actual returns	1,000.00	1,168.70	5.65	1.05%
	Hypothetical example	1,000.00	1,019.60	5.26	1.05%
International Equity Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,135.40	$2.06	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Series II	Actual expenses/actual returns	1,000.00	1,134.50	3.12	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Series NAV	Actual expenses/actual returns	1,000.00	1,136.10	1.80	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
International Growth Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,195.60	$5.50	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Series II	Actual expenses/actual returns	1,000.00	1,194.80	6.58	1.21%
	Hypothetical example	1,000.00	1,018.80	6.06	1.21%
Series NAV	Actual expenses/actual returns	1,000.00	1,196.30	5.23	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
International Small Company Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,115.50	$6.08	1.16%
	Hypothetical example	1,000.00	1,019.00	5.81	1.16%
Series II	Actual expenses/actual returns	1,000.00	1,114.30	7.13	1.36%
	Hypothetical example	1,000.00	1,018.10	6.81	1.36%
Series NAV	Actual expenses/actual returns	1,000.00	1,115.40	5.82	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
8

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio
International Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,065.90	$4.81	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Series II	Actual expenses/actual returns	1,000.00	1,065.10	5.84	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Series NAV	Actual expenses/actual returns	1,000.00	1,066.40	4.56	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Lifestyle Aggressive Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,167.80	$1.13	0.21% [2]
	Hypothetical example	1,000.00	1,023.80	1.05	0.21% [2]
Series II	Actual expenses/actual returns	1,000.00	1,167.00	2.20	0.41% [2]
	Hypothetical example	1,000.00	1,022.80	2.06	0.41% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,168.70	0.86	0.16% [2]
	Hypothetical example	1,000.00	1,024.00	0.80	0.16% [2]
Lifestyle Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,114.10	$0.63	0.12% [2]
	Hypothetical example	1,000.00	1,024.20	0.60	0.12% [2]
Series II	Actual expenses/actual returns	1,000.00	1,113.90	1.68	0.32% [2]
	Hypothetical example	1,000.00	1,023.20	1.61	0.32% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,115.00	0.37	0.07% [2]
	Hypothetical example	1,000.00	1,024.40	0.35	0.07% [2]
Lifestyle Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,084.50	$0.67	0.13% [2]
	Hypothetical example	1,000.00	1,024.10	0.65	0.13% [2]
Series II	Actual expenses/actual returns	1,000.00	1,082.70	1.70	0.33% [2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,084.50	0.41	0.08% [2]
	Hypothetical example	1,000.00	1,024.40	0.40	0.08% [2]
Lifestyle Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,135.30	$0.58	0.11% [2]
	Hypothetical example	1,000.00	1,024.20	0.55	0.11% [2]
Series II	Actual expenses/actual returns	1,000.00	1,134.40	1.64	0.31% [2]
	Hypothetical example	1,000.00	1,023.30	1.56	0.31% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,136.00	0.32	0.06% [2]
	Hypothetical example	1,000.00	1,024.50	0.30	0.06% [2]
Lifestyle Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,103.90	$0.68	0.13% [2]
	Hypothetical example	1,000.00	1,024.10	0.65	0.13% [2]
Series II	Actual expenses/actual returns	1,000.00	1,102.90	1.72	0.33% [2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,103.90	0.42	0.08% [2]
	Hypothetical example	1,000.00	1,024.40	0.40	0.08% [2]
Mid Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,176.80	$2.43	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Series II	Actual expenses/actual returns	1,000.00	1,176.20	3.51	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Series NAV	Actual expenses/actual returns	1,000.00	1,177.50	2.16	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
Mid Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,307.80	$5.26	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Series II	Actual expenses/actual returns	1,000.00	1,306.10	6.40	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Series NAV	Actual expenses/actual returns	1,000.00	1,308.80	4.98	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
9

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio
Mid Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,121.40	$5.26	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Series II	Actual expenses/actual returns	1,000.00	1,119.10	6.31	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Series NAV	Actual expenses/actual returns	1,000.00	1,121.00	5.00	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Mutual Shares Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,134.90	$5.82	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Real Estate Securities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,189.60	$4.34	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Series II	Actual expenses/actual returns	1,000.00	1,188.00	5.43	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Series NAV	Actual expenses/actual returns	1,000.00	1,189.70	4.07	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Science & Technology Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,258.90	$6.05	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Series II	Actual expenses/actual returns	1,000.00	1,257.50	7.16	1.28%
	Hypothetical example	1,000.00	1,018.40	6.41	1.28%
Series NAV	Actual expenses/actual returns	1,000.00	1,259.00	5.77	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Small Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,166.90	$2.79	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%
Series II	Actual expenses/actual returns	1,000.00	1,165.50	3.87	0.72%
	Hypothetical example	1,000.00	1,021.20	3.61	0.72%
Series NAV	Actual expenses/actual returns	1,000.00	1,166.70	2.52	0.47%
	Hypothetical example	1,000.00	1,022.50	2.36	0.47%
Small Cap Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,166.30	$5.21	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%
Series II	Actual expenses/actual returns	1,000.00	1,165.20	6.28	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%
Series NAV	Actual expenses/actual returns	1,000.00	1,166.40	4.94	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Small Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,288.50	$6.30	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Series II	Actual expenses/actual returns	1,000.00	1,288.00	7.43	1.31%
	Hypothetical example	1,000.00	1,018.30	6.56	1.31%
Series NAV	Actual expenses/actual returns	1,000.00	1,289.40	6.02	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Small Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,154.50	$5.77	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Series II	Actual expenses/actual returns	1,000.00	1,153.50	6.83	1.28%
	Hypothetical example	1,000.00	1,018.40	6.41	1.28%
Series NAV	Actual expenses/actual returns	1,000.00	1,155.10	5.50	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
10

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio
Small Company Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,172.70	$6.03	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Series II	Actual expenses/actual returns	1,000.00	1,171.70	7.11	1.32%
	Hypothetical example	1,000.00	1,018.20	6.61	1.32%
Series NAV	Actual expenses/actual returns	1,000.00	1,173.20	5.77	1.07%
	Hypothetical example	1,000.00	1,019.50	5.36	1.07%
Strategic Equity Allocation Trust
Series NAV	Actual expenses/actual returns	$1,000.00	$1,167.50	$2.85	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Total Stock Market Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,183.50	$2.71	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series II	Actual expenses/actual returns	1,000.00	1,182.70	3.79	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Series NAV	Actual expenses/actual returns	1,000.00	1,184.10	2.44	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Utilities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,158.20	$5.19	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%
Series II	Actual expenses/actual returns	1,000.00	1,157.00	6.26	1.17%
	Hypothetical example	1,000.00	1,019.00	5.86	1.17%
Series NAV	Actual expenses/actual returns	1,000.00	1,158.40	4.92	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

500 Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.5%
Communication services - 9.9%
Alphabet, Inc., Class A (A)	68,028	$73,660,718	1.3%
Alphabet, Inc., Class C (A)	69,618	75,250,792	1.3%
AT&T, Inc.	1,657,975	55,558,742	1.0%
Comcast Corp., Class A	1,028,799	43,497,622	0.8%
Facebook, Inc., Class A (A)	545,802	105,339,786	1.9%
Netflix, Inc. (A)	99,323	36,483,324	0.6%
The Walt Disney Company	396,553	55,374,661	1.0%
Verizon Communications, Inc.	939,532	53,675,463	0.9%
OTHER SECURITIES		66,795,702	1.1%
		565,636,810
Consumer discretionary - 10.0%
Amazon.com, Inc. (A)	93,952	177,910,326	3.1%
McDonald's Corp.	173,510	36,031,087	0.6%
The Home Depot, Inc.	249,992	51,990,836	0.9%
OTHER SECURITIES		299,880,843	5.4%
		565,813,092
Consumer staples - 7.1%
Costco Wholesale Corp.	99,925	26,406,181	0.5%
PepsiCo, Inc.	318,453	41,758,742	0.7%
Philip Morris International, Inc.	353,437	27,755,408	0.5%
The Coca-Cola Company	872,269	44,415,937	0.8%
The Procter & Gamble Company	569,786	62,477,035	1.1%
Walmart, Inc.	317,806	35,114,385	0.6%
OTHER SECURITIES		165,594,534	2.9%
		403,522,222
Energy - 4.9%
Chevron Corp.	432,736	53,849,668	0.9%
Exxon Mobil Corp.	961,217	73,658,059	1.3%
OTHER SECURITIES		152,550,434	2.7%
		280,058,161
Financials - 12.8%
Bank of America Corp.	2,008,774	58,254,446	1.0%
Berkshire Hathaway, Inc., Class B (A)	440,222	93,842,124	1.6%
Citigroup, Inc.	525,321	36,788,230	0.6%
JPMorgan Chase & Co.	736,910	82,386,538	1.4%
Wells Fargo & Company	918,972	43,485,755	0.8%
OTHER SECURITIES		413,259,783	7.4%
		728,016,876
Health care - 13.8%
Abbott Laboratories	400,814	33,708,457	0.6%
Amgen, Inc.	138,547	25,531,441	0.4%
Johnson & Johnson	603,186	84,011,746	1.5%
Medtronic PLC	304,612	29,666,163	0.5%
Merck & Company, Inc.	584,943	49,047,471	0.9%
Pfizer, Inc.	1,261,368	54,642,462	1.0%
Thermo Fisher Scientific, Inc.	90,863	26,684,646	0.5%
UnitedHealth Group, Inc.	215,899	52,681,515	0.9%
OTHER SECURITIES		431,933,181	7.5%
		787,907,082
Industrials - 9.2%
Honeywell International, Inc.	165,333	28,865,488	0.5%
The Boeing Company	118,839	43,258,584	0.8%
Union Pacific Corp.	160,821	27,196,439	0.5%
500 Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
OTHER SECURITIES		$421,028,993	7.4%
		520,349,504
Information technology - 20.9%
Accenture PLC, Class A	144,894	26,772,064	0.5%
Adobe, Inc. (A)	110,841	32,659,301	0.6%
Apple, Inc.	993,031	196,540,696	3.4%
Broadcom, Inc.	89,929	25,886,962	0.5%
Cisco Systems, Inc.	972,495	53,224,651	0.9%
IBM Corp.	201,300	27,759,270	0.5%
Intel Corp.	1,017,002	48,683,886	0.9%
Mastercard, Inc., Class A	204,188	54,013,852	0.9%
Microsoft Corp.	1,740,815	233,199,577	4.1%
Oracle Corp.	551,237	31,403,972	0.5%
PayPal Holdings, Inc. (A)	266,901	30,549,488	0.5%
salesforce.com, Inc. (A)	176,410	26,766,689	0.5%
Visa, Inc., Class A	395,070	68,564,399	1.2%
OTHER SECURITIES		335,880,358	5.9%
		1,191,905,165
Materials - 2.7%
Linde PLC	123,288	24,756,230	0.4%
OTHER SECURITIES		130,575,792	2.3%
		155,332,022
Real estate - 3.0%		169,499,550	3.0%
Utilities - 3.2%		183,730,407	3.2%
TOTAL COMMON STOCKS (Cost $2,718,612,670)		$5,551,770,891
SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral Trust, 2.4614% (B)(C)	450,241	4,505,744	0.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,505,880)		$4,505,744
SHORT-TERM INVESTMENTS - 2.5%
U.S. Government Agency - 2.2%
Federal Home Loan Bank Discount Note, 2.215%, 07/31/2019 *	$15,000,000	14,972,500	0.2%
Federal Home Loan Bank Discount Note, 2.270%, 09/04/2019 *	5,000,000	4,980,500	0.1%
Federal Home Loan Bank Discount Note, 2.390%, 07/09/2019 *	15,000,000	14,992,667	0.3%
Federal Home Loan Bank Discount Note, 2.390%, 08/01/2019 *	50,000,000	49,904,847	0.9%
Federal Home Loan Bank Discount Note, 2.400%, 07/30/2019 *	10,000,000	9,982,278	0.2%
Federal Home Loan Bank Discount Note, 2.410%, 08/05/2019 *	30,000,000	29,935,542	0.5%
		124,768,334
Repurchase agreement - 0.3%		18,592,000	0.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $143,338,709)		$143,360,334
Total Investments (500 Index Trust) (Cost $2,866,457,259) - 100.1%		$5,699,636,969	100.1%
Other assets and liabilities, net - (0.1)%		(3,097,125)	(0.1)%
TOTAL NET ASSETS - 100.0%		$5,696,539,844	100.0%

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
500 Index Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,041	Long	Sep 2019	$150,963,805	$153,196,162	$2,232,357
						$2,232,357

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	61,401,851	$1,384,611,743	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $1,082,732,764)	$1,384,611,743
	Total Investments (American Asset Allocation Trust) (Cost $1,082,732,764) - 100.0%	$1,384,611,743	100.0%
	Other assets and liabilities, net - (0.0)%	(137,001)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$1,384,474,742	100.0%
American Global Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	7,179,641	$211,727,617	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $192,895,352)	$211,727,617
	Total Investments (American Global Growth Trust) (Cost $192,895,352) - 100.0%	$211,727,617	100.0%
	Other assets and liabilities, net - (0.0)%	(32,652)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$211,694,965	100.0%
American Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	11,509,392	$838,689,362	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $794,832,955)	$838,689,362
	Total Investments (American Growth Trust) (Cost $794,832,955) - 100.0%	$838,689,362	100.0%
	Other assets and liabilities, net - (0.0)%	(83,820)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$838,605,542	100.0%
American Growth-Income Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	20,958,678	$991,135,862	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $936,573,077)	$991,135,862
	Total Investments (American Growth-Income Trust) (Cost $936,573,077) - 100.0%	$991,135,862	100.0%
	Other assets and liabilities, net - (0.0)%	(102,179)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$991,033,683	100.0%
American International Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American International Fund - Class 1	24,121,051	$476,390,755	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $453,527,645)	$476,390,755
	Total Investments (American International Trust) (Cost $453,527,645) - 100.0%	$476,390,755	100.0%
	Other assets and liabilities, net - (0.0)%	(53,962)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$476,336,793	100.0%
Blue Chip Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.7%
Communication services - 15.6%
Alphabet, Inc., Class A (A)	21,641	$23,432,875	1.1%
Alphabet, Inc., Class C (A)	73,972	79,957,075	3.7%
Electronic Arts, Inc. (A)	126,800	12,839,768	0.6%
Facebook, Inc., Class A (A)	643,914	124,275,402	5.8%
InterActiveCorp (A)	46,135	10,035,747	0.5%
Netflix, Inc. (A)	94,342	34,653,703	1.6%
Tencent Holdings, Ltd.	1,065,800	48,216,139	2.3%
		333,410,709

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary - 21.4%
Alibaba Group Holding, Ltd., ADR (A)	418,819	$70,968,880	3.3%
Amazon.com, Inc. (A)	109,952	208,208,402	9.8%
Aptiv PLC	169,941	13,736,331	0.6%
Booking Holdings, Inc. (A)	21,073	39,505,764	1.9%
Dollar General Corp.	164,151	22,186,649	1.0%
Hilton Worldwide Holdings, Inc.	114,987	11,238,829	0.5%
Marriott International, Inc., Class A	98,834	13,865,422	0.7%
McDonald's Corp.	62,351	12,947,809	0.6%
Ross Stores, Inc.	174,252	17,271,858	0.8%
OTHER SECURITIES		45,111,825	2.2%
		455,041,769
Consumer staples - 0.0%		889,432	0.0%
Energy - 0.4%		9,145,948	0.4%
Financials - 5.2%
Intercontinental Exchange, Inc.	186,781	16,051,959	0.7%
TD Ameritrade Holding Corp.	498,231	24,871,692	1.2%
The Charles Schwab Corp.	276,806	11,124,833	0.5%
Willis Towers Watson PLC	99,354	19,030,265	0.9%
OTHER SECURITIES		39,818,379	1.9%
		110,897,128
Health care - 16.9%
Alexion Pharmaceuticals, Inc. (A)	103,790	13,594,414	0.6%
Anthem, Inc.	116,332	32,830,054	1.5%
Becton, Dickinson and Company	150,059	37,816,369	1.8%
Cigna Corp.	184,832	29,120,282	1.4%
Danaher Corp.	187,637	26,817,080	1.3%
Intuitive Surgical, Inc. (A)	56,704	29,744,083	1.4%
Stryker Corp.	217,148	44,641,286	2.1%
Thermo Fisher Scientific, Inc.	88,547	26,004,483	1.2%
UnitedHealth Group, Inc.	206,896	50,484,693	2.4%
Vertex Pharmaceuticals, Inc. (A)	171,980	31,537,692	1.5%
WellCare Health Plans, Inc. (A)	41,517	11,835,251	0.6%
OTHER SECURITIES		24,804,333	1.1%
		359,230,020
Industrials - 9.1%
Honeywell International, Inc.	84,590	14,768,568	0.7%
L3Harris Technologies, Inc.	69,762	13,194,087	0.6%
Northrop Grumman Corp.	62,205	20,099,058	0.9%
Roper Technologies, Inc.	55,624	20,372,846	1.0%
The Boeing Company	200,579	73,012,762	3.4%
United Continental Holdings, Inc. (A)	123,820	10,840,441	0.5%
OTHER SECURITIES		40,706,951	2.0%
		192,994,713
Information technology - 30.1%
Fidelity National Information Services, Inc.	164,735	20,209,690	1.0%
Fiserv, Inc. (A)	276,477	25,203,643	1.2%
Global Payments, Inc.	206,939	33,137,142	1.6%
Intuit, Inc.	155,075	40,525,750	1.9%
Mastercard, Inc., Class A	252,646	66,832,446	3.1%
Microsoft Corp.	944,426	126,515,307	5.9%
PayPal Holdings, Inc. (A)	344,266	39,404,686	1.9%
salesforce.com, Inc. (A)	247,685	37,581,245	1.8%
ServiceNow, Inc. (A)	151,960	41,723,657	2.0%
Splunk, Inc. (A)	122,928	15,458,196	0.7%
Visa, Inc., Class A	450,216	78,134,987	3.7%
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
VMware, Inc., Class A	94,225	$15,755,362	0.7%
Workday, Inc., Class A (A)	125,091	25,716,208	1.2%
Worldpay, Inc., Class A (A)	128,067	15,694,611	0.7%
OTHER SECURITIES		59,201,073	2.7%
		641,094,003
Materials - 0.6%		12,957,072	0.6%
Real estate - 0.0%		558,353	0.0%
Utilities - 0.4%		7,789,194	0.4%
TOTAL COMMON STOCKS (Cost $1,359,398,602)		$2,124,008,341
SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral Trust, 2.4614% (B)(C)	181,255	1,813,891	0.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,813,926)		$1,813,891
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%		7,091,086	0.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $7,091,086)		$7,091,086
Total Investments (Blue Chip Growth Trust) (Cost $1,368,303,614) - 100.1%		$2,132,913,318	100.1%
Other assets and liabilities, net - (0.1)%		(1,752,697)	(0.1)%
TOTAL NET ASSETS - 100.0%		$2,131,160,621	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.0%
Communication services - 15.5%
Alphabet, Inc., Class A (A)	11,832	$12,811,690	2.5%
Alphabet, Inc., Class C (A)	11,838	12,795,813	2.5%
Facebook, Inc., Class A (A)	100,761	19,446,873	3.8%
Netflix, Inc. (A)	46,456	17,064,218	3.3%
Tencent Holdings, Ltd. (B)	232,662	10,525,486	2.0%
The Walt Disney Company	51,749	7,226,230	1.4%
		79,870,310
Consumer discretionary - 18.5%
Alibaba Group Holding, Ltd., ADR (A)	81,831	13,866,263	2.7%
Amazon.com, Inc. (A)	16,766	31,748,601	6.2%
Chipotle Mexican Grill, Inc. (A)	7,988	5,854,245	1.1%
Kering SA	11,639	6,869,605	1.3%
Lululemon Athletica, Inc. (A)	48,543	8,747,934	1.7%
Marriott International, Inc., Class A	38,006	5,331,862	1.0%
NIKE, Inc., Class B	131,126	11,008,028	2.1%
Tesla, Inc. (A)(B)	26,306	5,878,339	1.2%
The Home Depot, Inc.	29,072	6,046,104	1.2%
		95,350,981

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples - 4.6%
Constellation Brands, Inc., Class A	19,688	$3,877,355	0.8%
Costco Wholesale Corp.	39,491	10,435,892	2.0%
The Estee Lauder Companies, Inc., Class A	51,816	9,488,028	1.8%
		23,801,275
Financials - 2.1%
JPMorgan Chase & Co.	40,667	4,546,571	0.9%
S&P Global, Inc.	27,585	6,283,587	1.2%
		10,830,158
Health care - 11.9%
Alexion Pharmaceuticals, Inc. (A)	50,287	6,586,591	1.3%
AstraZeneca PLC, ADR	170,692	7,046,166	1.4%
BioMarin Pharmaceutical, Inc. (A)	48,717	4,172,611	0.8%
Danaher Corp.	37,419	5,347,923	1.0%
Edwards Lifesciences Corp. (A)	28,368	5,240,704	1.0%
Illumina, Inc. (A)	31,436	11,573,163	2.3%
Intuitive Surgical, Inc. (A)	13,897	7,289,671	1.4%
Vertex Pharmaceuticals, Inc. (A)	35,747	6,555,285	1.3%
OTHER SECURITIES		7,212,593	1.4%
		61,024,707
Industrials - 6.9%
Airbus SE	37,283	5,276,349	1.0%
Safran SA	47,596	6,962,903	1.3%
The Boeing Company	37,868	13,784,331	2.7%
Uber Technologies, Inc. (A)(B)	63,914	2,964,331	0.6%
Union Pacific Corp.	40,100	6,781,311	1.3%
		35,769,225
Information technology - 38.3%
Adobe, Inc. (A)	51,673	15,225,449	3.0%
Adyen NV (A)(C)	8,576	6,615,401	1.3%
Apple, Inc.	67,403	13,340,402	2.6%
Broadcom, Inc.	22,530	6,485,486	1.3%
FleetCor Technologies, Inc. (A)	29,713	8,344,896	1.6%
Mastercard, Inc., Class A	80,532	21,303,130	4.1%
Microsoft Corp.	194,890	26,107,464	5.1%
NVIDIA Corp.	60,726	9,973,031	1.9%
PayPal Holdings, Inc. (A)	77,740	8,898,120	1.7%
QUALCOMM, Inc.	94,731	7,206,187	1.4%
salesforce.com, Inc. (A)	137,420	20,850,737	4.0%
ServiceNow, Inc. (A)	28,200	7,742,874	1.5%
Splunk, Inc. (A)	41,568	5,227,176	1.0%
Square, Inc., Class A (A)	71,762	5,204,898	1.0%
Visa, Inc., Class A	105,242	18,264,749	3.5%
Workday, Inc., Class A (A)	41,546	8,541,027	1.7%
OTHER SECURITIES		7,851,003	1.6%
		197,182,030
Real estate - 1.2%
Crown Castle International Corp.	23,648	3,082,517	0.6%
OTHER SECURITIES		2,946,533	0.6%
		6,029,050
TOTAL COMMON STOCKS (Cost $398,715,094)		$509,857,736
SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral Trust, 2.4614% (D)(E)	1,044,814	10,455,875	2.0%
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,455,757)		$10,455,875
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS - 1.0%
	Money market funds - 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (D)	4,945,463	$4,945,463	1.0%
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,945,463)	$4,945,463
	Total Investments (Capital Appreciation Trust) (Cost $414,116,314) - 102.0%	$525,259,074	102.0%
	Other assets and liabilities, net - (2.0)%	(10,230,685)	(2.0)%
	TOTAL NET ASSETS - 100.0%	$515,028,389	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 60.7%
Communication services - 3.6%
Alphabet, Inc., Class A (A)(B)	635	$687,578	0.2%
Alphabet, Inc., Class C (B)	7,750	8,377,053	2.1%
Facebook, Inc., Class A (B)	28,100	5,423,300	1.3%
		14,487,931
Consumer discretionary - 5.2%
Amazon.com, Inc. (B)	4,679	8,860,295	2.2%
Aptiv PLC	45,578	3,684,070	0.9%
Hilton Worldwide Holdings, Inc.	26,768	2,616,304	0.6%
McDonald's Corp.	12,739	2,645,381	0.7%
Yum! Brands, Inc. (A)	30,123	3,333,712	0.8%
		21,139,762
Consumer staples - 0.4%		1,616,117	0.4%
Energy - 0.3%		1,413,566	0.3%
Financials - 6.9%
Intercontinental Exchange, Inc.	51,424	4,419,379	1.1%
Marsh & McLennan Companies, Inc.	102,993	10,273,552	2.5%
S&P Global, Inc.	34,149	7,778,801	1.9%
The PNC Financial Services Group, Inc.	40,115	5,506,987	1.4%
		27,978,719
Health care - 14.1%
Alcon, Inc. (B)	84,602	5,224,143	1.3%
Anthem, Inc.	10,022	2,828,309	0.7%
Avantor, Inc. (B)	57,181	1,091,585	0.3%
Becton, Dickinson and Company	37,841	9,536,310	2.3%
Danaher Corp.	86,066	12,300,553	3.0%
PerkinElmer, Inc.	130,610	12,582,967	3.1%
Thermo Fisher Scientific, Inc.	30,355	8,914,656	2.2%

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
UnitedHealth Group, Inc. (A)	19,900	$4,855,799	1.2%
		57,334,322
Industrials - 8.7%
Fortive Corp.	105,949	8,636,962	2.1%
General Electric Company	924,704	9,709,392	2.4%
Republic Services, Inc.	28,862	2,500,604	0.6%
Roper Technologies, Inc.	21,348	7,818,918	1.9%
Waste Connections, Inc.	56,329	5,383,926	1.4%
OTHER SECURITIES		1,260,707	0.3%
		35,310,509
Information technology - 15.0%
Fiserv, Inc. (B)	127,266	11,601,569	2.8%
Global Payments, Inc.	19,400	3,106,522	0.8%
Maxim Integrated Products, Inc.	89,345	5,344,618	1.3%
Microsoft Corp.	105,600	14,146,175	3.5%
TE Connectivity, Ltd.	74,928	7,176,596	1.8%
Texas Instruments, Inc. (A)	79,382	9,109,878	2.2%
Visa, Inc., Class A (A)	61,473	10,668,639	2.6%
		61,153,997
Materials - 0.2%		777,575	0.2%
Real estate - 0.5%
American Tower Corp.	10,700	2,187,615	0.5%
Utilities - 5.8%
American Electric Power Company, Inc.	60,047	5,284,736	1.3%
American Water Works Company, Inc.	23,912	2,773,792	0.7%
Eversource Energy	50,537	3,828,683	0.9%
NextEra Energy, Inc.	13,556	2,777,082	0.7%
NiSource, Inc.	140,551	4,047,869	1.0%
Xcel Energy, Inc.	82,892	4,931,245	1.2%
		23,643,407
TOTAL COMMON STOCKS (Cost $197,376,062)		$247,043,520
PREFERRED SECURITIES - 5.8%
Financials - 1.7%
State Street Corp., 6.000%	2,346	59,471	0.0%
Wells Fargo & Company, Series L, 7.500%	3,702	5,050,268	1.2%
OTHER SECURITIES		1,958,310	0.5%
		7,068,049
Health care - 1.8%
Avantor, Inc., 6.250%	56,084	3,708,835	0.9%
Becton, Dickinson and Company, 6.125%	55,574	3,440,586	0.9%
		7,149,421
Industrials - 0.3%
Fortive Corp., 5.000%	1,082	1,114,446	0.3%
Utilities - 2.0%
American Electric Power Company, Inc., 6.125%	10,402	556,611	0.1%
CMS Energy Corp., 5.875%	50,000	1,332,500	0.3%
CMS Energy Corp., 5.875%	50,000	1,326,500	0.3%
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	25,000	656,250	0.2%
OTHER SECURITIES		4,253,143	1.1%
		8,125,004
TOTAL PREFERRED SECURITIES (Cost $21,284,014)		$23,456,920
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.3%
U.S. Treasury Notes - 3.3%
2.375%, 02/29/2024	$2,200,000	$2,260,930	0.6%
2.500%, 01/31/2024	9,555,700	9,865,140	2.4%
2.625%, 12/31/2023	1,365,700	1,416,487	0.3%
		13,542,557
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,114,390)		$13,542,557
CORPORATE BONDS - 17.7%
Communication services - 5.4%
CCO Holdings LLC 4.000%, 03/01/2023 (C)	266,000	266,582	0.1%
CCO Holdings LLC 5.000%, 02/01/2028 (C)	2,095,000	2,139,414	0.5%
CCO Holdings LLC 5.125%, 02/15/2023	253,000	256,997	0.1%
CCO Holdings LLC 5.125%, 05/01/2023 (C)	400,000	408,375	0.1%
CCO Holdings LLC 5.125%, 05/01/2027 (C)	1,341,000	1,388,418	0.3%
CCO Holdings LLC 5.250%, 03/15/2021	245,000	246,072	0.1%
CCO Holdings LLC 5.250%, 09/30/2022	575,000	583,683	0.1%
CCO Holdings LLC 5.750%, 09/01/2023	402,000	410,916	0.1%
CCO Holdings LLC 5.750%, 01/15/2024	275,000	281,153	0.1%
CCO Holdings LLC 5.875%, 04/01/2024 (C)	25,000	26,125	0.0%
Netflix, Inc. 4.375%, 11/15/2026	1,260,000	1,288,728	0.3%
Netflix, Inc. 4.875%, 04/15/2028	2,995,000	3,096,081	0.8%
Netflix, Inc. 5.375%, 02/01/2021	25,000	25,844	0.0%
Netflix, Inc. 5.500%, 02/15/2022	80,000	84,100	0.0%
Netflix, Inc. 5.875%, 02/15/2025	405,000	446,513	0.1%
Netflix, Inc. 5.875%, 11/15/2028	2,970,000	3,288,146	0.8%
Netflix, Inc. 6.375%, 05/15/2029 (C)	1,405,000	1,596,853	0.4%
OTHER SECURITIES		6,316,203	1.5%
		22,150,203
Consumer discretionary - 2.3%
Amazon.com, Inc. 2.600%, 12/05/2019	465,000	465,568	0.1%
Aptiv PLC 4.350%, 03/15/2029	80,000	84,272	0.0%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	1,642,000	1,683,050	0.4%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.000%, 06/01/2024 (C)	432,000	446,040	0.1%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/2026 (C)	530,000	555,832	0.1%
Yum! Brands, Inc. 3.750%, 11/01/2021	950,000	954,750	0.2%

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Yum! Brands, Inc. 3.875%, 11/01/2020	$487,000	$488,218	0.1%
Yum! Brands, Inc. 3.875%, 11/01/2023	540,000	547,074	0.1%
Yum! Brands, Inc. 5.300%, 09/15/2019	182,000	182,455	0.1%
Yum! Brands, Inc. 5.350%, 11/01/2043	389,000	348,155	0.1%
Yum! Brands, Inc. 6.875%, 11/15/2037	367,000	386,268	0.1%
OTHER SECURITIES		3,095,522	0.9%
		9,237,204
Consumer staples - 1.6%		6,404,183	1.6%
Energy - 0.3%		1,334,338	0.3%
Financials - 1.1%
Marsh & McLennan Companies, Inc. 2.350%, 03/06/2020	140,000	139,928	0.0%
Marsh & McLennan Companies, Inc. 2.750%, 01/30/2022	190,000	191,724	0.1%
Marsh & McLennan Companies, Inc. 3.300%, 03/14/2023	65,000	66,893	0.0%
Refinitiv US Holdings, Inc. 6.250%, 05/15/2026 (C)	550,000	565,675	0.1%
Refinitiv US Holdings, Inc. 8.250%, 11/15/2026 (C)	735,000	755,948	0.2%
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (D)	435,000	446,219	0.1%
State Street Corp. (5.625% to 12-15-23, then 3 month LIBOR + 2.539%) 12/15/2023 (D)	712,000	721,406	0.2%
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (D)	525,000	534,188	0.1%
OTHER SECURITIES		1,191,934	0.3%
		4,613,915
Health care - 2.4%
Avantor, Inc. 6.000%, 10/01/2024 (C)	85,000	90,440	0.0%
Avantor, Inc. 9.000%, 10/01/2025 (C)	1,090,000	1,215,350	0.3%
Becton, Dickinson and Company 2.675%, 12/15/2019	416,000	416,126	0.1%
Becton, Dickinson and Company 2.894%, 06/06/2022	796,000	806,146	0.2%
Becton, Dickinson and Company 3.363%, 06/06/2024	420,000	433,661	0.1%
Becton, Dickinson and Company (3 month LIBOR + 1.030%) 3.504%, 06/06/2022 (E)	400,000	402,676	0.1%
HCA, Inc. 4.250%, 10/15/2019	485,000	486,964	0.1%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Health care (continued)
HCA, Inc. 6.500%, 02/15/2020	$1,890,000	$1,933,449	0.5%
OTHER SECURITIES		4,066,538	1.0%
		9,851,350
Industrials - 1.2%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (D)	895,000	858,538	0.2%
Roper Technologies, Inc. 3.650%, 09/15/2023	420,000	437,298	0.1%
Roper Technologies, Inc. 4.200%, 09/15/2028	350,000	374,580	0.1%
OTHER SECURITIES		3,097,560	0.8%
		4,767,976
Information technology - 1.1%
Fiserv, Inc. 2.700%, 06/01/2020	580,000	581,143	0.1%
Fiserv, Inc. 3.800%, 10/01/2023	240,000	252,663	0.1%
OTHER SECURITIES		3,621,041	0.9%
		4,454,847
Materials - 0.6%		2,271,630	0.6%
Real estate - 0.9%
American Tower Corp. 3.300%, 02/15/2021	320,000	323,905	0.1%
OTHER SECURITIES		3,118,472	0.8%
		3,442,377
Utilities - 0.8%
American Electric Power Company, Inc. 3.650%, 12/01/2021	75,000	77,324	0.0%
Eversource Energy 2.750%, 03/15/2022	275,000	278,211	0.1%
Eversource Energy 2.900%, 10/01/2024	160,000	162,555	0.0%
Eversource Energy 3.800%, 12/01/2023	125,000	131,836	0.0%
NiSource, Inc. 3.490%, 05/15/2027	585,000	604,853	0.1%
NiSource, Inc. 4.375%, 05/15/2047	430,000	459,369	0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (D)	575,000	560,625	0.1%
OTHER SECURITIES		1,141,526	0.4%
		3,416,299
TOTAL CORPORATE BONDS (Cost $70,082,268)		$71,944,322
TERM LOANS (F) - 5.2%
Communication services - 0.3%		1,072,060	0.3%
Consumer staples - 0.0%		29,694	0.0%
Financials - 1.0%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 5.586%, 04/25/2025	2,892,195	2,817,576	0.7%
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%) 6.152%, 10/01/2025	1,383,050	1,340,258	0.3%
		4,157,834

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Health care - 0.3%		$1,026,009	0.3%
Industrials - 0.3%		1,365,012	0.3%
Information technology - 3.2%
First Data Corp., 2017 USD Term Loan (1 month LIBOR + 2.000%) 4.404%, 07/08/2022	$1,402,396	1,400,657	0.4%
First Data Corp., 2018 Term Loan A (1 month LIBOR + 1.500%) 3.904%, 10/26/2023	1,685,582	1,681,890	0.4%
First Data Corp., 2024 USD Term Loan (1 month LIBOR + 2.000%) 4.404%, 04/26/2024	6,504,600	6,496,534	1.6%
OTHER SECURITIES		3,516,992	0.8%
		13,096,073
Materials - 0.1%		372,554	0.1%
TOTAL TERM LOANS (Cost $21,262,211)		$21,119,236
ASSET BACKED SECURITIES - 0.3%		1,360,008	0.3%
TOTAL ASSET BACKED SECURITIES (Cost $1,311,258)		$1,360,008
PURCHASED OPTIONS - 0.0%
Calls - 0.0%		74,450	0.0%
TOTAL PURCHASED OPTIONS (Cost $33,901)		$74,450
SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral Trust, 2.4614% (G)(H)	90,255	903,214	0.2%
TOTAL SECURITIES LENDING COLLATERAL (Cost $903,256)		$903,214
SHORT-TERM INVESTMENTS - 7.5%
Money market funds - 7.0%
T. Rowe Price Government Reserve Fund, 2.4372% (G)	28,415,360	28,415,360	7.0%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement - 0.5%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $2,030,220 on 7-1-19, collateralized by $2,055,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $2,072,856, including interest)	$2,030,000	$2,030,000	0.5%
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,445,360)	$30,445,360
	Total Investments (Capital Appreciation Value Trust) (Cost $355,812,720) - 100.7%	$409,889,587	100.7%
	Other assets and liabilities, net - (0.7)%	(2,856,439)	(0.7)%
	TOTAL NET ASSETS - 100.0%	$407,033,148	100.0%
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-19.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

GSI	Alphabet, Inc., Class A	USD	1,270.00	Jan 2020	2	200	$ 10,474	$ (3,631)
GSI	Alphabet, Inc., Class A	USD	1,300.00	Jan 2020	2	200	8,472	(2,705)
GSI	Alphabet, Inc., Class A	USD	1,350.00	Jan 2020	2	200	5,796	(1,610)
CITI	Alphabet, Inc., Class C	USD	1,300.00	Jan 2020	20	2,000	97,382	(25,820)
CITI	Alphabet, Inc., Class C	USD	1,340.00	Jan 2020	5	500	40,113	(4,398)
CITI	Alphabet, Inc., Class C	USD	1,350.00	Jan 2020	7	700	26,579	(5,592)
CITI	Alphabet, Inc., Class C	USD	1,365.00	Jan 2020	17	1,700	49,611	(11,757)
CITI	Alphabet, Inc., Class C	USD	1,400.00	Jan 2020	5	500	31,273	(2,475)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2020	4	400	17,036	(796)
CITI	Amazon.com, Inc.	USD	1,800.00	Jan 2020	4	400	74,944	(86,712)
CITI	Amazon.com, Inc.	USD	2,000.00	Jan 2020	1	100	11,608	(11,339)
CITI	Amazon.com, Inc.	USD	2,025.00	Jan 2020	1	100	10,908	(10,348)
CITI	Amazon.com, Inc.	USD	2,100.00	Jan 2020	1	100	8,958	(7,758)
CITI	Amazon.com, Inc.	USD	2,300.00	Jan 2020	6	600	63,568	(19,729)
CSFB	Amazon.com, Inc.	USD	2,500.00	Jan 2020	2	200	24,705	(2,530)
CSFB	Amazon.com, Inc.	USD	2,600.00	Jan 2020	2	200	20,545	(1,529)
CSFB	Amazon.com, Inc.	USD	2,700.00	Jan 2020	3	300	25,663	(1,365)
The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	American Electric Power Company, Inc.	USD	82.50	Jan 2020	35	3,500	$ 11,162	$ (26,996)
CITI	American Electric Power Company, Inc.	USD	85.00	Jan 2020	158	15,800	22,372	(94,926)
CITI	American Electric Power Company, Inc.	USD	95.00	Jan 2020	112	11,200	19,583	(16,902)
CSFB	American Tower Corp.	USD	170.00	Jan 2020	28	2,800	29,962	(106,181)
CITI	American Tower Corp.	USD	175.00	Jan 2020	20	2,000	14,804	(67,219)
CSFB	American Tower Corp.	USD	175.00	Jan 2020	59	5,900	46,011	(198,297)
CITI	Anthem, Inc.	USD	300.00	Jan 2020	14	1,400	25,438	(19,921)
CITI	Anthem, Inc.	USD	310.00	Jan 2020	14	1,400	19,838	(15,020)
CITI	Anthem, Inc.	USD	330.00	Jan 2020	28	2,800	46,196	(15,983)
CITI	Danaher Corp.	USD	150.00	Jan 2020	19	1,900	4,986	(11,135)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2020	55	5,500	53,904	(83,711)
JPM	Facebook, Inc., Class A	USD	220.00	Jan 2020	94	9,400	39,695	(76,345)
CSFB	Fiserv, Inc.	USD	95.00	Dec 2019	47	4,700	11,557	(21,769)
CITI	Hilton Worldwide Holdings, Inc.	USD	95.00	Jan 2020	46	4,600	20,155	(38,369)
CITI	Hilton Worldwide Holdings, Inc.	USD	97.50	Jan 2020	45	4,500	15,625	(31,027)
CITI	McDonald's Corp.	USD	195.00	Jan 2020	26	2,600	26,124	(47,832)
CSFB	McDonald's Corp.	USD	195.00	Jan 2020	11	1,100	8,330	(20,236)
CITI	McDonald's Corp.	USD	200.00	Jan 2020	26	2,600	21,564	(38,936)
CSFB	McDonald's Corp.	USD	200.00	Jan 2020	10	1,000	6,156	(14,975)
CITI	Microsoft Corp.	USD	120.00	Jan 2020	52	5,200	32,259	(94,473)
CITI	Microsoft Corp.	USD	125.00	Jan 2020	92	9,200	52,428	(134,087)
CSFB	Microsoft Corp.	USD	125.00	Jan 2020	112	11,200	51,752	(163,237)
CITI	Microsoft Corp.	USD	130.00	Jan 2020	93	9,300	40,327	(105,747)
CSFB	Microsoft Corp.	USD	130.00	Jan 2020	26	2,600	8,601	(29,564)
RBC	Microsoft Corp.	USD	130.00	Jan 2020	87	8,700	24,886	(98,924)
CITI	Microsoft Corp.	USD	135.00	Jan 2020	95	9,500	55,753	(81,729)
CITI	Microsoft Corp.	USD	140.00	Jan 2020	132	13,200	61,494	(83,180)
CSFB	NextEra Energy, Inc.	USD	195.00	Jan 2020	17	1,700	5,933	(27,359)
CSFB	NextEra Energy, Inc.	USD	200.00	Jan 2020	118	11,800	51,429	(151,134)
CITI	S&P Global, Inc.	USD	220.00	Jan 2020	40	4,000	38,649	(76,752)
CITI	S&P Global, Inc.	USD	230.00	Jan 2020	39	3,900	22,590	(51,193)
JPM	Texas Instruments, Inc.	USD	120.00	Jan 2020	39	3,900	9,972	(24,332)
RBC	Texas Instruments, Inc.	USD	125.00	Jan 2020	180	18,000	59,307	(79,088)
GSI	Texas Instruments, Inc.	USD	130.00	Jan 2020	8	800	5,806	(2,390)
JPM	Texas Instruments, Inc.	USD	130.00	Jan 2020	86	8,600	33,214	(25,697)
CITI	UnitedHealth Group, Inc.	USD	270.00	Jan 2020	16	1,600	23,645	(10,863)
GSI	UnitedHealth Group, Inc.	USD	270.00	Jan 2020	24	2,400	26,606	(16,294)
CITI	UnitedHealth Group, Inc.	USD	280.00	Jan 2020	16	1,600	17,519	(7,079)
CITI	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	20	2,000	36,340	(5,561)
GSI	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	9	900	16,471	(2,503)
CITI	UnitedHealth Group, Inc.	USD	300.00	Jan 2020	28	2,800	41,111	(4,742)
GSI	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	2	200	1,729	(201)
JPM	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	69	6,900	58,002	(6,925)
CSFB	Visa, Inc., Class A	USD	150.00	Jan 2020	33	3,300	30,571	(91,316)
CSFB	Visa, Inc., Class A	USD	155.00	Jan 2020	33	3,300	24,835	(74,916)
CSFB	Visa, Inc., Class A	USD	160.00	Jan 2020	54	5,400	37,267	(101,760)
CSFB	Visa, Inc., Class A	USD	165.00	Jan 2020	45	4,500	22,482	(68,988)
CSFB	Visa, Inc., Class A	USD	170.00	Jan 2020	45	4,500	23,584	(58,587)
GSI	Visa, Inc., Class A	USD	170.00	Jan 2020	44	4,400	25,609	(57,285)
CSFB	Visa, Inc., Class A	USD	175.00	Jan 2020	44	4,400	15,827	(44,430)
GSI	Visa, Inc., Class A	USD	175.00	Jan 2020	107	10,700	50,969	(108,047)
GSI	Visa, Inc., Class A	USD	180.00	Jan 2020	36	3,600	23,789	(27,362)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2020	51	5,100	18,517	(67,710)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2020	148	14,800	33,814	(140,500)
MLI	Yum! Brands, Inc.	USD	105.00	Jan 2020	45	4,500	10,840	(42,719)
CITI	Yum! Brands, Inc.	USD	120.00	Jan 2020	28	2,800	4,488	(5,694)
CITI	Yum! Brands, Inc.	USD	125.00	Jan 2020	29	2,900	2,222	(2,786)
							$2,071,734	$(3,321,028)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
OTC	Over-the-counter
RBC	Royal Bank of Canada

See Notes to financial statements regarding investment transactions and other derivatives information.
Emerging Markets Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.0%
Brazil - 6.2%
Banco do Brasil SA	78,883	$1,108,074	0.5%
Petroleo Brasileiro SA	428,703	3,351,519	1.5%
Vale SA	554,256	7,479,667	3.4%
OTHER SECURITIES		1,898,927	0.8%
		13,838,187
Chile - 1.4%		3,115,112	1.4%
China - 11.3%
Bank of China, Ltd., H Shares	3,675,694	1,551,029	0.7%
China Construction Bank Corp., H Shares	6,306,000	5,435,796	2.5%
China Petroleum & Chemical Corp., ADR	15,616	1,065,011	0.5%
China Petroleum & Chemical Corp., H Shares	624,000	425,081	0.2%
CNOOC, Ltd.	1,465,000	2,498,944	1.1%
Industrial & Commercial Bank of China, Ltd., H Shares	3,793,000	2,768,592	1.3%
PetroChina Company, Ltd., H Shares	1,818,000	1,002,422	0.5%
OTHER SECURITIES		10,322,469	4.5%
		25,069,344
Colombia - 0.4%		960,437	0.4%
Czech Republic - 0.3%		729,075	0.3%
Greece - 0.3%		625,685	0.3%
Hong Kong - 4.9%
China Mobile, Ltd.	445,500	4,055,683	1.8%
China Overseas Land & Investment, Ltd.	292,000	1,077,688	0.5%
OTHER SECURITIES		5,729,152	2.6%
		10,862,523
Hungary - 0.4%		895,478	0.4%
India - 13.2%
Axis Bank, Ltd. (A)	83,305	976,946	0.5%
Bharti Airtel, Ltd.	254,603	1,278,067	0.6%
ICICI Bank, Ltd.	185,794	1,175,140	0.5%
Reliance Industries, Ltd., GDR (A)(B)	258,707	9,352,609	4.2%
OTHER SECURITIES		16,408,552	7.4%
		29,191,314
Indonesia - 2.7%
Bank Mandiri Persero Tbk PT	1,884,440	1,069,889	0.5%
OTHER SECURITIES		4,901,899	2.2%
		5,971,788
Malaysia - 3.2%
CIMB Group Holdings BHD	641,040	834,996	0.4%
OTHER SECURITIES		6,194,859	2.8%
		7,029,855
Mexico - 3.4%
Grupo Financiero Banorte SAB de CV, Series O	182,102	1,057,674	0.5%
Grupo Mexico SAB de CV, Series B (C)	567,720	1,512,047	0.7%
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Mexico (continued)
OTHER SECURITIES		$4,844,967	2.2%
		7,414,688
Netherlands - 0.0%		13,740	0.0%
Philippines - 2.0%
JG Summit Holdings, Inc.	664,460	874,652	0.4%
OTHER SECURITIES		3,648,316	1.6%
		4,522,968
Poland - 1.0%		2,227,570	1.0%
Russia - 2.1%
Gazprom PJSC, ADR	254,607	1,868,475	0.8%
LUKOIL PJSC, ADR (London Stock Exchange)	31,284	2,644,746	1.2%
OTHER SECURITIES		224,558	0.1%
		4,737,779
Singapore - 0.0%		16,498	0.0%
South Africa - 7.6%
Absa Group, Ltd.	90,035	1,125,899	0.5%
AngloGold Ashanti, Ltd.	88,129	1,579,684	0.7%
Gold Fields, Ltd., ADR	232,409	1,257,333	0.6%
MTN Group, Ltd.	217,876	1,647,533	0.8%
Sasol, Ltd.	61,407	1,526,909	0.7%
Standard Bank Group, Ltd.	190,859	2,666,253	1.2%
OTHER SECURITIES		6,926,996	3.1%
		16,730,607
South Korea - 16.4%
Hana Financial Group, Inc.	50,016	1,621,135	0.8%
Hyundai Mobis Company, Ltd.	6,438	1,313,503	0.6%
Hyundai Motor Company	16,193	1,965,267	0.9%
KB Financial Group, Inc.	22,097	875,908	0.4%
KB Financial Group, Inc., ADR	43,651	1,723,341	0.8%
Kia Motors Corp.	32,179	1,227,591	0.6%
LG Display Company, Ltd., ADR (A)(C)	121,621	942,563	0.4%
LG Electronics, Inc.	16,836	1,158,421	0.5%
POSCO	14,137	3,001,073	1.4%
Shinhan Financial Group Company, Ltd., ADR (C)	81,864	3,182,872	1.5%
SK Innovation Company, Ltd.	10,367	1,428,985	0.7%
Woori Financial Group, Inc.	90,830	1,105,375	0.5%
OTHER SECURITIES		16,770,788	7.3%
		36,316,822
Taiwan - 15.5%
Cathay Financial Holding Company, Ltd. (A)	1,362,000	1,886,481	0.9%
China Steel Corp.	2,263,180	1,818,882	0.8%
CTBC Financial Holding Company, Ltd.	2,165,348	1,488,920	0.7%
Fubon Financial Holding Company, Ltd.	1,126,417	1,664,566	0.8%
Hon Hai Precision Industry Company, Ltd.	1,173,448	2,927,653	1.3%

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Taiwan (continued)
Mega Financial Holding Company, Ltd.	1,020,472	$1,015,716	0.5%
Taiwan Cement Corp.	719,381	1,066,410	0.5%
United Microelectronics Corp.	1,910,794	860,929	0.4%
OTHER SECURITIES		21,714,031	9.6%
		34,443,588
Thailand - 2.8%
Kasikornbank PCL, NVDR	180,200	1,105,254	0.5%
PTT PCL, Foreign Quota Shares	599,500	954,624	0.5%
OTHER SECURITIES		4,223,288	1.8%
		6,283,166
Turkey - 0.8%		1,735,488	0.8%
Ukraine - 0.1%		127,161	0.1%
TOTAL COMMON STOCKS (Cost $222,829,881)		$212,858,873
PREFERRED SECURITIES - 2.4%
Brazil - 2.2%
Petroleo Brasileiro SA	572,044	4,083,315	1.9%
OTHER SECURITIES		807,863	0.3%
		4,891,178
Colombia - 0.2%		349,178	0.2%
Panama - 0.0%		19,771	0.0%
South Korea - 0.0%		9,050	0.0%
TOTAL PREFERRED SECURITIES (Cost $4,407,103)		$5,269,177
RIGHTS - 0.0%		21,483	0.0%
TOTAL RIGHTS (Cost $92,549)		$21,483
WARRANTS - 0.0%		13,648	0.0%
TOTAL WARRANTS (Cost $0)		$13,648
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SECURITIES LENDING COLLATERAL - 2.5%
John Hancock Collateral Trust, 2.4614% (D)(E)	549,531	$5,499,378	2.5%
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,499,214)		$5,499,378
Total Investments (Emerging Markets Value Trust) (Cost $232,828,747) - 100.9%		$223,662,559	100.9%
Other assets and liabilities, net - (0.9)%		(2,104,792)	(0.9)%
TOTAL NET ASSETS - 100.0%		$221,557,767	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-19.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	28	Long	Sep 2019	$1,433,848	$1,475,320	$41,472
						$41,472

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Equity Income Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.7%
Communication services - 6.6%
Comcast Corp., Class A	438,861	$18,555,043	1.2%
Fox Corp., Class B	437,866	15,995,245	1.0%
Verizon Communications, Inc.	545,619	31,171,213	2.0%
OTHER SECURITIES		39,771,567	2.4%
		105,493,068
Consumer discretionary - 2.3%
Las Vegas Sands Corp.	248,071	14,658,515	0.9%
OTHER SECURITIES		22,894,066	1.4%
		37,552,581
Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples - 7.7%
Conagra Brands, Inc.	619,158	$16,420,070	1.0%
Kimberly-Clark Corp.	198,911	26,510,858	1.7%
Philip Morris International, Inc.	253,281	19,890,157	1.2%
Tyson Foods, Inc., Class A	339,528	27,413,491	1.7%
Walmart, Inc.	151,006	16,684,653	1.0%
OTHER SECURITIES		16,195,475	1.1%
		123,114,704
Energy - 9.6%
Chevron Corp.	116,222	14,462,666	0.9%
Exxon Mobil Corp.	440,119	33,726,319	2.1%

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Energy (continued)
Occidental Petroleum Corp.	372,565	$18,732,568	1.2%
TC Energy Corp.	565,717	28,014,306	1.8%
TOTAL SA	607,452	34,074,264	2.1%
OTHER SECURITIES		24,724,935	1.5%
		153,735,058
Financials - 22.7%
American International Group, Inc.	499,677	26,622,791	1.7%
Chubb, Ltd.	192,544	28,359,806	1.8%
Fifth Third Bancorp	774,959	21,621,356	1.3%
JPMorgan Chase & Co.	441,956	49,410,681	3.1%
Loews Corp.	301,240	16,468,791	1.0%
MetLife, Inc.	467,761	23,233,689	1.4%
Morgan Stanley	620,655	27,190,896	1.7%
State Street Corp.	329,738	18,485,112	1.2%
The PNC Financial Services Group, Inc.	123,400	16,940,352	1.1%
U.S. Bancorp	385,490	20,199,676	1.3%
Wells Fargo & Company	1,167,689	55,255,043	3.4%
OTHER SECURITIES		61,441,246	3.7%
		365,229,439
Health care - 12.3%
Anthem, Inc.	89,187	25,169,463	1.6%
Becton, Dickinson and Company	23,270	5,864,273	0.4%
CVS Health Corp.	349,630	19,051,339	1.2%
Gilead Sciences, Inc.	280,716	18,965,173	1.2%
Johnson & Johnson	224,900	31,324,072	1.9%
Medtronic PLC	230,539	22,452,193	1.4%
Pfizer, Inc.	744,635	32,257,588	2.0%
OTHER SECURITIES		42,873,612	2.6%
		197,957,713
Industrials - 11.7%
General Electric Company	1,843,900	19,360,950	1.2%
Johnson Controls International PLC	484,378	20,009,655	1.3%
L3Harris Technologies, Inc.	154,629	29,244,983	1.8%
The Boeing Company	81,068	29,509,563	1.8%
United Parcel Service, Inc., Class B	198,530	20,502,193	1.3%
OTHER SECURITIES		69,002,651	4.3%
		187,629,995
Information technology - 8.5%
Cisco Systems, Inc.	424,319	23,222,979	1.5%
Microsoft Corp.	246,940	33,080,082	2.1%
QUALCOMM, Inc.	484,721	36,872,726	2.3%
OTHER SECURITIES		42,561,317	2.6%
		135,737,104
Materials - 4.5%
CF Industries Holdings, Inc.	312,400	14,592,204	0.9%
DuPont de Nemours, Inc. (A)	210,078	15,770,555	1.0%
International Paper Company	322,086	13,952,766	0.9%
OTHER SECURITIES		27,572,786	1.7%
		71,888,311
Real estate - 3.0%
Equity Residential	195,100	14,811,992	0.9%
Weyerhaeuser Company	625,600	16,478,304	1.0%
OTHER SECURITIES		17,383,992	1.1%
		48,674,288
Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Utilities - 5.8%
NiSource, Inc.	798,600	$22,999,680	1.4%
Sempra Energy	53,652	7,373,931	0.5%
The Southern Company	649,575	35,908,506	2.2%
OTHER SECURITIES		27,653,065	1.7%
		93,935,182
TOTAL COMMON STOCKS (Cost $1,269,033,925)		$1,520,947,443
PREFERRED SECURITIES - 2.6%
Health care - 0.8%
Becton, Dickinson and Company, 6.125%	209,092	12,944,886	0.8%
Utilities - 1.8%
NextEra Energy, Inc., 6.123%	219,651	14,261,939	0.9%
Sempra Energy, 6.000%	74,197	8,272,224	0.5%
Sempra Energy, 6.750%	23,662	2,626,955	0.2%
OTHER SECURITIES		3,904,500	0.2%
		29,065,618
TOTAL PREFERRED SECURITIES (Cost $34,422,369)		$42,010,504
CORPORATE BONDS - 0.4%
Consumer discretionary - 0.2%		3,586,223	0.2%
Utilities - 0.2%		2,706,524	0.2%
TOTAL CORPORATE BONDS (Cost $5,702,243)		$6,292,747
CONVERTIBLE BONDS - 0.2%
Financials - 0.2%		3,208,660	0.2%
TOTAL CONVERTIBLE BONDS (Cost $3,124,000)		$3,208,660
SECURITIES LENDING COLLATERAL - 0.5%
John Hancock Collateral Trust, 2.4614% (B)(C)	787,539	7,881,214	0.5%
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,880,929)		$7,881,214
SHORT-TERM INVESTMENTS - 1.9%
Money market funds - 1.9%
T. Rowe Price Government Reserve Fund, 2.4372% (B)	26,589,316	26,589,316	1.7%
OTHER SECURITIES		3,015,950	0.2%
		29,605,266
TOTAL SHORT-TERM INVESTMENTS (Cost $29,605,266)		$29,605,266
Total Investments (Equity Income Trust) (Cost $1,349,768,732) - 100.3%		$1,609,945,834	100.3%
Other assets and liabilities, net - (0.3)%		(4,100,176)	(0.3)%
TOTAL NET ASSETS - 100.0%		$1,605,845,658	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	22	Long	Sep 2019	$3,255,731	$3,237,575	$(18,156)
						$(18,156)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Financial Industries Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.3%
Consumer discretionary - 0.7%
Marriott International, Inc., Class A	8,542	$1,198,357	0.7%
Financials - 87.8%
American Express Company	36,957	4,561,972	2.8%
Ameris Bancorp	43,676	1,711,662	1.0%
Aon PLC	25,874	4,993,165	3.0%
Ares Management Corp., Class A	115,792	3,030,277	1.8%
Arthur J. Gallagher & Company	34,322	3,006,264	1.8%
Assured Guaranty, Ltd.	78,015	3,282,871	2.0%
Atlantic Union Bankshares Corp.	57,537	2,032,782	1.2%
Bank of America Corp.	176,680	5,123,720	3.1%
Bankinter SA	252,077	1,737,576	1.1%
Berkshire Hathaway, Inc., Class B (A)	21,699	4,625,576	2.8%
BOK Financial Corp.	24,362	1,838,844	1.1%
Chemical Financial Corp.	35,746	1,469,518	0.9%
Chubb, Ltd.	18,628	2,743,713	1.7%
Cincinnati Financial Corp.	15,401	1,596,622	1.0%
Citigroup, Inc.	50,178	3,513,965	2.1%
Citizens Financial Group, Inc.	122,596	4,334,995	2.6%
Close Brothers Group PLC	87,060	1,562,532	0.9%
Columbia Banking System, Inc.	58,473	2,115,553	1.3%
Comerica, Inc.	45,825	3,328,728	2.0%
Discover Financial Services	32,595	2,529,046	1.5%
DNB ASA	85,650	1,595,971	1.0%
E*TRADE Financial Corp.	48,345	2,156,187	1.3%
Eurazeo SE	18,420	1,283,546	0.8%
First Horizon National Corp.	89,719	1,339,505	0.8%
First Merchants Corp.	44,111	1,671,807	1.0%
JPMorgan Chase & Co.	48,088	5,376,238	3.3%
KeyCorp	163,966	2,910,397	1.8%
Kinsale Capital Group, Inc.	40,384	3,694,328	2.2%
KKR & Company, Inc., Class A	112,917	2,853,413	1.7%
Lincoln National Corp.	59,466	3,832,584	2.3%
M&T Bank Corp.	17,437	2,965,511	1.8%
PacWest Bancorp	50,187	1,948,761	1.2%
Pinnacle Financial Partners, Inc.	28,983	1,665,943	1.0%
Provident Financial Services, Inc.	44,713	1,084,290	0.7%
Financial Industries Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Regions Financial Corp.	127,415	$1,903,580	1.2%
SunTrust Banks, Inc.	64,451	4,050,745	2.5%
SVB Financial Group (A)	16,570	3,721,456	2.3%
The Blackstone Group LP	75,225	3,341,495	2.0%
The Hanover Insurance Group, Inc.	22,923	2,941,021	1.8%
TriCo Bancshares	45,569	1,722,508	1.0%
U.S. Bancorp	89,852	4,708,245	2.9%
Voya Financial, Inc.	52,482	2,902,255	1.8%
Western Alliance Bancorp (A)	31,397	1,404,074	0.8%
Willis Towers Watson PLC	15,301	2,930,754	1.8%
Zions Bancorp NA	84,143	3,868,895	2.3%
OTHER SECURITIES		17,830,523	10.8%
		144,843,413
Information technology - 5.0%
Visa, Inc., Class A	22,217	3,855,760	2.4%
WEX, Inc. (A)	16,851	3,506,693	2.1%
OTHER SECURITIES		845,949	0.5%
		8,208,402
Real estate - 4.8%
Nippon Prologis REIT, Inc.	524	1,210,367	0.7%
Prologis, Inc.	39,919	3,197,512	2.0%
OTHER SECURITIES		3,452,011	2.1%
		7,859,890
TOTAL COMMON STOCKS (Cost $142,549,309)		$162,110,062
CONVERTIBLE BONDS - 0.6%
Financials - 0.6%		965,474	0.6%
TOTAL CONVERTIBLE BONDS (Cost $940,000)		$965,474
SHORT-TERM INVESTMENTS - 1.3%
U.S. Government Agency - 0.8%		1,325,000	0.8%
Repurchase agreement - 0.5%		864,000	0.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,189,000)		$2,189,000
Total Investments (Financial Industries Trust) (Cost $145,678,309) - 100.2%		$165,264,536	100.2%
Other assets and liabilities, net - (0.2)%		(251,756)	(0.2)%
TOTAL NET ASSETS - 100.0%		$165,012,780	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	210,000	USD	237,013	CITI	9/18/2019	$3,238	—
EUR	280,000	USD	317,937	JPM	9/18/2019	2,398	—
GBP	60,000	USD	76,108	SSB	9/18/2019	353	—
NOK	470,000	USD	55,283	SSB	9/18/2019	—	($68)
SEK	7,680,000	USD	821,655	SSB	9/18/2019	9,944	—
USD	5,287,101	EUR	4,650,000	CITI	9/18/2019	—	(32,740)
USD	1,648,707	GBP	1,290,000	CITI	9/18/2019	4,790	—
USD	1,243,724	JPY	133,570,000	MSCS	9/18/2019	—	(2,187)
USD	1,983,156	NOK	17,230,000	GSI	9/18/2019	—	(40,996)
USD	821,243	SEK	7,680,000	SSB	9/18/2019	—	(10,356)
						$20,723	($86,347)
Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company

See Notes to financial statements regarding investment transactions and other derivatives information.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.1%
Communication services - 16.3%
Alphabet, Inc., Class A (A)	68,293	$73,947,660	4.2%
CarGurus, Inc. (A)	1,208,566	43,641,318	2.4%
Facebook, Inc., Class A (A)	522,266	100,797,338	5.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,224,088	45,793,132	2.6%
Twitter, Inc. (A)	723,013	25,233,154	1.4%
		289,412,602
Consumer discretionary - 22.8%
Amazon.com, Inc. (A)	69,101	130,851,727	7.4%
Group 1 Automotive, Inc.	305,361	25,006,012	1.4%
Lennar Corp., A Shares	1,827,356	88,553,672	5.0%
NVR, Inc. (A)	8,143	27,443,946	1.5%
Polaris Industries, Inc.	878,178	80,116,179	4.5%
Salvatore Ferragamo SpA	638,748	15,252,664	0.9%
Tempur Sealy International, Inc. (A)	508,283	37,292,724	2.1%
		404,516,924
Consumer staples - 4.7%
Anheuser-Busch InBev SA, ADR	597,932	52,922,961	3.0%
Diageo PLC, ADR	127,847	22,030,595	1.2%
The Hain Celestial Group, Inc. (A)	405,921	8,889,670	0.5%
		83,843,226
Energy - 6.5%
Baker Hughes, a GE Company	1,090,204	26,851,725	1.5%
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Energy (continued)
Cheniere Energy, Inc. (A)	583,115	$39,914,222	2.2%
Kinder Morgan, Inc.	506,100	10,567,368	0.6%
National Oilwell Varco, Inc.	463,316	10,299,515	0.6%
Schlumberger, Ltd.	311,385	12,374,440	0.7%
Suncor Energy, Inc.	513,018	15,985,641	0.9%
		115,992,911
Financials - 16.6%
American Express Company	125,238	15,459,379	0.9%
Bank of America Corp.	2,650,466	76,863,514	4.3%
Citigroup, Inc.	1,178,173	82,507,455	4.6%
First Hawaiian, Inc.	347,136	8,980,408	0.5%
Morgan Stanley	1,218,938	53,401,674	3.0%
Synchrony Financial	447,519	15,515,484	0.9%
The Goldman Sachs Group, Inc.	163,115	33,373,329	1.9%
OTHER SECURITIES		8,830,053	0.5%
		294,931,296
Health care - 6.8%
Allergan PLC	99,077	16,588,462	0.9%
Amgen, Inc.	256,505	47,268,741	2.7%
Anthem, Inc.	54,286	15,320,052	0.9%
Hologic, Inc. (A)	469,881	22,563,686	1.3%
Moderna, Inc. (A)	633,174	9,269,667	0.5%
OTHER SECURITIES		8,772,286	0.5%
		119,782,894

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials - 8.2%
General Electric Company	4,323,058	$45,392,109	2.6%
IHS Markit, Ltd. (A)	616,432	39,279,046	2.2%
Regal Beloit Corp.	179,569	14,672,583	0.8%
Sensata Technologies Holding PLC (A)	348,831	17,092,719	1.0%
The Manitowoc Company, Inc. (A)	509,720	9,073,016	0.5%
United Rentals, Inc. (A)	140,868	18,683,323	1.0%
OTHER SECURITIES		1,634,549	0.1%
		145,827,345
Information technology - 10.0%
Analog Devices, Inc.	98,250	11,089,478	0.6%
Apple, Inc.	400,604	79,287,544	4.5%
NVIDIA Corp.	90,800	14,912,084	0.8%
salesforce.com, Inc. (A)	114,672	17,399,183	1.0%
Samsung Electronics Company, Ltd.	430,133	17,515,154	1.0%
Workday, Inc., Class A (A)	176,492	36,283,225	2.1%
		176,486,668
Real estate - 3.2%
American Tower Corp.	226,878	46,385,207	2.6%
Five Point Holdings LLC, Class A (A)	1,272,289	9,567,613	0.6%
		55,952,820
TOTAL COMMON STOCKS (Cost $1,319,727,289)		$1,686,746,686
SHORT-TERM INVESTMENTS - 4.6%
U.S. Government Agency - 1.2%
Federal Home Loan Bank Discount Note, 2.000%, 07/01/2019 *	$15,747,000	15,747,000	0.9%
OTHER SECURITIES		6,037,000	0.3%
		21,784,000
Repurchase agreement - 3.4%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $46,593,317 on 7-1-19, collateralized by $38,886,600 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $47,525,195, including interest)	46,584,000	46,584,000	2.6%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $14,189,537 on 7-1-19, collateralized by $14,350,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $14,474,687, including interest)	14,188,000	14,188,000	0.8%
		60,772,000
TOTAL SHORT-TERM INVESTMENTS (Cost $82,556,000)		$82,556,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,402,283,289) - 99.7%		$1,769,302,686	99.7%
Other assets and liabilities, net - 0.3%		4,516,067	0.3%
TOTAL NET ASSETS - 100.0%		$1,773,818,753	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
Fundamental All Cap Core Trust (continued)
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.0%
Communication services - 6.3%
Alphabet, Inc., Class A (A)	11,689	$12,656,849	1.9%
Comcast Corp., Class A	250,006	10,570,254	1.6%
Fox Corp., Class A	85,090	3,117,698	0.5%
Fox Corp., Class B	193,806	7,079,733	1.0%
The Walt Disney Company	62,357	8,707,531	1.3%
		42,132,065
Consumer discretionary - 8.7%
AutoZone, Inc. (A)	4,677	5,142,221	0.8%
eBay, Inc.	333,716	13,181,782	2.0%
Group 1 Automotive, Inc.	97,479	7,982,555	1.2%
Lennar Corp., A Shares	488,516	23,673,485	3.5%
Tempur Sealy International, Inc. (A)	106,585	7,820,141	1.2%
		57,800,184
Consumer staples - 8.1%
Anheuser-Busch InBev SA, ADR	123,227	10,906,822	1.6%
Danone SA	150,212	12,718,780	1.9%
Heineken Holding NV	181,329	18,993,356	2.8%
PepsiCo, Inc.	89,029	11,674,373	1.8%
		54,293,331
Energy - 9.0%
Baker Hughes, a GE Company	373,847	9,207,852	1.4%
Chevron Corp.	141,314	17,585,114	2.6%
Kinder Morgan, Inc.	928,689	19,391,026	2.9%
National Oilwell Varco, Inc.	242,427	5,389,152	0.8%
Suncor Energy, Inc.	274,105	8,541,112	1.3%
		60,114,256
Financials - 25.8%
American Express Company	171,595	21,181,687	3.2%
Bank of America Corp.	1,015,196	29,440,684	4.4%
Berkshire Hathaway, Inc., Class B (A)	46,823	9,981,259	1.5%
CIT Group, Inc.	136,747	7,184,687	1.1%
Citigroup, Inc.	456,753	31,986,414	4.8%
JPMorgan Chase & Co.	202,799	22,672,928	3.4%
Morgan Stanley	429,679	18,824,237	2.8%
Synchrony Financial	213,157	7,390,153	1.1%
The Goldman Sachs Group, Inc.	83,371	17,057,707	2.6%
Wells Fargo & Company	129,035	6,105,936	0.9%
		171,825,692
Health care - 14.2%
Allergan PLC	93,976	15,734,402	2.4%
Biogen, Inc. (A)	21,168	4,950,560	0.7%
Danaher Corp.	203,502	29,084,506	4.4%
Gilead Sciences, Inc.	148,149	10,008,946	1.5%
Hologic, Inc. (A)	154,272	7,408,141	1.1%
Merck & Company, Inc.	169,334	14,198,656	2.1%
Zimmer Biomet Holdings, Inc.	81,502	9,596,045	1.4%
OTHER SECURITIES		3,688,733	0.6%
		94,669,989
Industrials - 10.4%
General Electric Company	957,469	10,053,425	1.5%
L3 Technologies, Inc.	39,664	9,724,423	1.5%
Parker-Hannifin Corp.	60,521	10,289,175	1.5%

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
Union Pacific Corp.	80,735	$13,653,096	2.0%
United Rentals, Inc. (A)	50,649	6,717,577	1.0%
United Technologies Corp.	128,447	16,723,799	2.5%
OTHER SECURITIES		2,485,717	0.4%
		69,647,212
Information technology - 13.9%
Analog Devices, Inc.	36,239	4,090,296	0.6%
Apple, Inc.	120,163	23,782,661	3.5%
Cisco Systems, Inc.	203,561	11,140,894	1.7%
Cognizant Technology Solutions Corp., Class A	88,270	5,595,435	0.8%
Microsoft Corp.	218,119	29,219,221	4.4%
Oracle Corp.	220,003	12,533,571	1.9%
Samsung Electronics Company, Ltd.	164,029	6,679,314	1.0%
		93,041,392
Materials - 1.6%
LyondellBasell Industries NV, Class A	125,771	10,832,656	1.6%
TOTAL COMMON STOCKS (Cost $531,893,904)		$654,356,777
SHORT-TERM INVESTMENTS - 2.0%
U.S. Government Agency - 0.5%		3,486,000	0.5%
Repurchase agreement - 1.5%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $7,454,491 on 7-1-19, collateralized by $6,221,500 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $7,603,596, including interest)	$7,453,000	7,453,000	1.1%
OTHER SECURITIES		2,269,000	0.4%
		9,722,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,208,000)		$13,208,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $545,101,904) - 100.0%		$667,564,777	100.0%
Other assets and liabilities, net - (0.0)%		(153,026)	(0.0)%
TOTAL NET ASSETS - 100.0%		$667,411,751	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.9%
Canada - 2.1%
Wheaton Precious Metals Corp.	116,478	$2,816,890	1.5%
OTHER SECURITIES		1,143,155	0.6%
		3,960,045
China - 3.8%
China Life Insurance Company, Ltd., H Shares	1,227,710	3,034,487	1.6%
China Telecom Corp., Ltd., ADR (A)	44,110	2,206,823	1.1%
China Telecom Corp., Ltd., H Shares	309,300	155,747	0.1%
Global Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
China (continued)
OTHER SECURITIES		$1,896,538	1.0%
		7,293,595
Denmark - 1.6%		3,108,519	1.6%
France - 7.9%
BNP Paribas SA	87,888	4,166,357	2.2%
Credit Agricole SA	184,098	2,196,790	1.1%
Sanofi	44,494	3,845,275	2.0%
Veolia Environnement SA	149,170	3,632,349	1.9%
OTHER SECURITIES		1,301,920	0.7%
		15,142,691
Germany - 5.7%
Bayer AG	52,240	3,623,383	1.9%
E.ON SE	207,760	2,254,221	1.2%
Merck KGaA	18,372	1,918,980	1.0%
Siemens AG	26,789	3,189,374	1.6%
		10,985,958
Hong Kong - 3.7%
China Mobile, Ltd.	247,250	2,250,881	1.2%
CK Hutchison Holdings, Ltd.	281,740	2,779,013	1.4%
OTHER SECURITIES		2,151,481	1.1%
		7,181,375
India - 2.2%
Bharti Airtel, Ltd.	598,367	3,003,708	1.6%
OTHER SECURITIES		1,208,412	0.6%
		4,212,120
Ireland - 0.6%		1,074,158	0.6%
Israel - 0.9%		1,677,645	0.9%
Italy - 1.5%
Eni SpA	170,472	2,834,494	1.5%
Japan - 8.5%
Mitsui Fudosan Company, Ltd.	91,210	2,216,785	1.2%
Panasonic Corp.	309,370	2,584,216	1.3%
Sumitomo Mitsui Financial Group, Inc.	70,120	2,485,452	1.3%
Takeda Pharmaceutical Company, Ltd.	109,530	3,896,293	2.0%
OTHER SECURITIES		5,172,826	2.7%
		16,355,572
Luxembourg - 1.9%
SES SA	237,443	3,708,017	1.9%
Netherlands - 5.4%
Aegon NV	395,006	1,962,172	1.0%
ING Groep NV	305,766	3,541,915	1.8%
Royal Dutch Shell PLC, B Shares	131,695	4,315,225	2.3%
OTHER SECURITIES		488,176	0.3%
		10,307,488
Singapore - 2.4%
Singapore Telecommunications, Ltd.	1,792,250	4,638,909	2.4%
South Korea - 3.4%
KB Financial Group, Inc., ADR	68,748	2,714,171	1.4%
Samsung Electronics Company, Ltd.	92,890	3,782,513	2.0%
		6,496,684
Spain - 0.9%		1,836,297	0.9%
Switzerland - 3.5%
Roche Holding AG	15,162	4,263,370	2.2%

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Switzerland (continued)
OTHER SECURITIES		$2,469,582	1.3%
		6,732,952
Taiwan - 0.3%		564,124	0.3%
Thailand - 1.5%
Bangkok Bank PCL	311,130	2,020,160	1.1%
Bangkok Bank PCL, NVDR	126,340	811,996	0.4%
		2,832,156
United Kingdom - 8.0%
BP PLC	552,738	3,850,810	2.0%
HSBC Holdings PLC	299,989	2,505,290	1.3%
Kingfisher PLC	878,882	2,395,560	1.3%
Standard Chartered PLC	423,828	3,844,924	2.0%
Vodafone Group PLC	1,646,828	2,699,265	1.4%
		15,295,849
United States - 30.1%
Allergan PLC	30,508	5,107,953	2.7%
AmerisourceBergen Corp.	28,690	2,446,109	1.3%
Apache Corp.	88,180	2,554,575	1.3%
Capital One Financial Corp.	31,060	2,818,384	1.5%
Citigroup, Inc.	71,170	4,984,035	2.6%
Comcast Corp., Class A	69,549	2,940,532	1.5%
Coty, Inc., Class A	151,307	2,027,514	1.0%
Exxon Mobil Corp.	39,260	3,008,494	1.6%
Gilead Sciences, Inc.	46,960	3,172,618	1.6%
Kellogg Company	86,920	4,656,304	2.4%
Navistar International Corp. (B)	56,852	1,958,551	1.0%
Oracle Corp.	66,791	3,805,083	2.0%
The Kroger Company	138,270	3,001,842	1.6%
United Parcel Service, Inc., Class B	27,190	2,807,911	1.5%
Walgreens Boots Alliance, Inc.	64,410	3,521,295	1.8%
Wells Fargo & Company	51,178	2,421,743	1.3%
OTHER SECURITIES		6,407,640	3.4%
		57,640,583
TOTAL COMMON STOCKS (Cost $197,012,401)		$183,879,231
SECURITIES LENDING COLLATERAL - 1.3%
John Hancock Collateral Trust, 2.4614% (C)(D)	245,301	2,454,829	1.3%
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,454,830)		$2,454,829
SHORT-TERM INVESTMENTS - 1.4%
U.S. Government Agency - 1.4%
Federal Home Loan Bank Discount Note, 2.100%, 07/01/2019 *	$2,700,000	2,700,000	1.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,700,000)		$2,700,000
Total Investments (Global Trust) (Cost $202,167,231) - 98.6%		$189,034,060	98.6%
Other assets and liabilities, net - 1.4%		2,702,252	1.4%
TOTAL NET ASSETS - 100.0%		$191,736,312	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Global Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Health Sciences Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.8%
Consumer discretionary - 0.1%		$243,967	0.1%
Health care - 98.7%
Agilent Technologies, Inc.	74,512	5,563,811	1.9%
Alcon, Inc. (A)	34,161	2,109,430	0.7%
Alexion Pharmaceuticals, Inc. (A)	41,031	5,374,240	1.8%
Allergan PLC	12,467	2,087,350	0.7%
Amgen, Inc.	19,800	3,648,744	1.2%
Anthem, Inc.	27,226	7,683,449	2.6%
Argenx SE, ADR (A)	18,940	2,681,525	0.9%
Ascendis Pharma A/S, ADR (A)	28,470	3,278,321	1.1%
AstraZeneca PLC, ADR	107,500	4,437,600	1.5%
Avantor, Inc. (A)	102,304	1,952,983	0.7%
Becton, Dickinson and Company	54,006	13,610,052	4.5%
Biogen, Inc. (A)	8,729	2,041,451	0.7%
BioMarin Pharmaceutical, Inc. (A)	26,193	2,243,430	0.8%
Bluebird Bio, Inc. (A)	14,454	1,838,549	0.6%
Blueprint Medicines Corp. (A)	19,913	1,878,393	0.6%
Bristol-Myers Squibb Company	78,352	3,553,263	1.2%
Bruker Corp.	36,502	1,823,275	0.6%
Centene Corp. (A)	77,318	4,054,556	1.4%
Cigna Corp.	36,186	5,701,104	1.9%
Daiichi Sankyo Company, Ltd.	39,200	2,055,864	0.7%
Danaher Corp.	46,287	6,615,338	2.2%
DexCom, Inc. (A)	14,710	2,204,146	0.7%
Elanco Animal Health, Inc. (A)	52,080	1,760,304	0.6%
Eli Lilly & Company	29,050	3,218,450	1.1%
Exact Sciences Corp. (A)	20,150	2,378,506	0.8%
HCA Healthcare, Inc.	43,443	5,872,190	2.0%
Hologic, Inc. (A)	72,900	3,500,658	1.2%
Humana, Inc.	12,889	3,419,452	1.1%
ICU Medical, Inc. (A)	7,863	1,980,768	0.7%
Illumina, Inc. (A)	6,026	2,218,472	0.7%
Incyte Corp. (A)	33,884	2,878,785	1.0%
Intuitive Surgical, Inc. (A)	27,501	14,425,650	4.8%
Merck & Company, Inc.	50,317	4,219,080	1.4%
Molina Healthcare, Inc. (A)	14,509	2,076,818	0.7%
Neurocrine Biosciences, Inc. (A)	30,064	2,538,304	0.8%
Novartis AG	63,089	5,759,505	1.9%
Novocure, Ltd. (A)	29,376	1,857,444	0.6%
Pfizer, Inc.	198,911	8,616,825	2.9%
Regeneron Pharmaceuticals, Inc. (A)	11,037	3,454,581	1.2%
Roche Holding AG	14,187	3,989,209	1.3%
Sage Therapeutics, Inc. (A)	43,612	7,984,921	2.7%
Sarepta Therapeutics, Inc. (A)	27,865	4,234,087	1.4%
Stryker Corp.	42,641	8,766,137	2.9%
Teleflex, Inc.	7,735	2,561,445	0.9%
The Cooper Companies, Inc.	8,235	2,774,289	0.9%
Thermo Fisher Scientific, Inc.	36,900	10,836,792	3.6%
UnitedHealth Group, Inc.	71,290	17,395,472	5.8%
Vertex Pharmaceuticals, Inc. (A)	61,766	11,326,649	3.8%
WellCare Health Plans, Inc. (A)	11,857	3,380,075	1.1%
West Pharmaceutical Services, Inc.	16,010	2,003,652	0.7%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
OTHER SECURITIES		$63,742,964	21.1%
		295,608,358
TOTAL COMMON STOCKS (Cost $220,659,729)		$295,852,325
PREFERRED SECURITIES - 0.8%
Consumer discretionary - 0.2%		544,779	0.2%
Health care - 0.5%
Becton, Dickinson and Company, 6.125%	9,988	618,357	0.2%
OTHER SECURITIES		1,025,012	0.3%
		1,643,369
Information technology - 0.1%		175,125	0.1%
TOTAL PREFERRED SECURITIES (Cost $1,746,762)		$2,363,273
SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%		1,872,742	0.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,872,742)		$1,872,742
Total Investments (Health Sciences Trust) (Cost $224,279,233) - 100.2%		$300,088,340	100.2%
Other assets and liabilities, net - (0.2)%		(688,596)	(0.2)%
TOTAL NET ASSETS - 100.0%		$299,399,744	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
International Equity Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.0%
Argentina - 0.1%		$563,634	0.1%
Australia - 4.8%
BHP Group, Ltd.	106,565	3,097,692	0.4%
Commonwealth Bank of Australia	64,038	3,726,278	0.5%
CSL, Ltd.	16,387	2,481,383	0.3%
Westpac Banking Corp.	128,902	2,569,049	0.3%
OTHER SECURITIES		25,310,759	3.3%
		37,185,161
Austria - 0.1%		1,160,387	0.1%
Belgium - 0.6%
Anheuser-Busch InBev SA	27,018	2,390,833	0.3%
OTHER SECURITIES		2,588,817	0.3%
		4,979,650
Brazil - 1.2%		9,555,736	1.2%
Canada - 6.9%
Canadian National Railway Company	26,700	2,471,108	0.3%
Enbridge, Inc.	74,000	2,672,827	0.4%
Manulife Financial Corp. (A)	73,300	1,332,168	0.2%
Royal Bank of Canada	52,500	4,172,177	0.5%
The Bank of Nova Scotia (B)	44,900	2,411,719	0.3%
The Toronto-Dominion Bank	66,800	3,903,277	0.5%
OTHER SECURITIES		36,330,081	4.7%
		53,293,357
Chile - 0.3%		2,173,165	0.3%
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
China - 7.0%
Alibaba Group Holding, Ltd., ADR (C)	51,100	$8,658,896	1.1%
China Construction Bank Corp., H Shares	3,462,914	2,985,045	0.4%
Ping An Insurance Group Company of China, Ltd., Class A	11,600	149,996	0.0%
Ping An Insurance Group Company of China, Ltd., H Shares	200,290	2,408,462	0.3%
Tencent Holdings, Ltd.	205,900	9,314,796	1.2%
OTHER SECURITIES		30,493,175	4.0%
		54,010,370
Colombia - 0.1%		937,653	0.1%
Czech Republic - 0.0%		377,479	0.0%
Denmark - 1.1%
Novo Nordisk A/S, B Shares	61,391	3,135,681	0.4%
OTHER SECURITIES		5,613,470	0.7%
		8,749,151
Egypt - 0.0%		229,678	0.0%
Finland - 0.7%		5,823,828	0.7%
France - 7.5%
Air Liquide SA	15,715	2,198,032	0.3%
Airbus SE	21,299	3,014,268	0.4%
L'Oreal SA	9,234	2,625,487	0.3%
LVMH Moet Hennessy Louis Vuitton SE	10,138	4,309,923	0.6%
Sanofi	41,170	3,558,007	0.5%
TOTAL SA	84,799	4,756,697	0.6%
OTHER SECURITIES		37,383,238	4.8%
		57,845,652
Germany - 5.4%
Allianz SE	15,355	3,703,262	0.5%
BASF SE	33,222	2,416,875	0.3%
Bayer AG	33,577	2,328,911	0.3%
SAP SE	35,553	4,874,027	0.6%
Siemens AG	27,664	3,293,547	0.4%
OTHER SECURITIES		25,076,425	3.3%
		41,693,047
Greece - 0.1%		576,356	0.1%
Hong Kong - 3.5%
AIA Group, Ltd.	432,600	4,671,605	0.6%
OTHER SECURITIES		22,809,871	2.9%
		27,481,476
Hungary - 0.1%		585,722	0.1%
India - 2.2%		17,411,063	2.2%
Indonesia - 0.6%		4,295,877	0.6%
Ireland - 0.5%		3,508,262	0.5%
Isle of Man - 0.0%		188,593	0.0%
Israel - 0.4%		2,779,968	0.4%
Italy - 1.3%		10,367,645	1.3%
Japan - 15.7%
SoftBank Group Corp.	60,400	2,909,186	0.4%
Sony Corp.	46,600	2,448,829	0.3%
Toyota Motor Corp.	81,480	5,056,962	0.7%
OTHER SECURITIES		111,073,287	14.3%
		121,488,264
Luxembourg - 0.2%		1,596,874	0.2%
Macau - 0.1%		626,519	0.1%
Malaysia - 0.6%		4,271,675	0.6%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Mexico - 0.7%		$5,177,048	0.7%
Netherlands - 3.2%
ASML Holding NV	15,249	3,173,163	0.4%
Royal Dutch Shell PLC, A Shares	157,895	5,153,330	0.7%
Royal Dutch Shell PLC, B Shares	136,631	4,476,962	0.6%
OTHER SECURITIES		11,855,832	1.5%
		24,659,287
New Zealand - 0.2%		1,209,568	0.2%
Norway - 0.4%		3,433,760	0.4%
Peru - 0.1%		803,249	0.1%
Philippines - 0.3%		2,054,234	0.3%
Poland - 0.3%		2,228,020	0.3%
Portugal - 0.1%		726,972	0.1%
Romania - 0.0%		122,648	0.0%
Russia - 1.0%		8,111,204	1.0%
Singapore - 0.9%		6,984,850	0.9%
South Africa - 1.5%
Naspers, Ltd., N Shares	15,717	3,804,304	0.5%
OTHER SECURITIES		7,838,960	1.0%
		11,643,264
South Korea - 3.0%
Samsung Electronics Company, Ltd.	171,900	6,999,827	0.9%
OTHER SECURITIES		16,123,692	2.1%
		23,123,519
Spain - 1.9%
Banco Santander SA	576,452	2,671,655	0.3%
OTHER SECURITIES		12,367,473	1.6%
		15,039,128
Sweden - 1.6%		12,561,802	1.6%
Switzerland - 6.4%
Nestle SA	110,023	11,389,828	1.5%
Novartis AG	77,875	7,109,347	0.9%
Roche Holding AG	25,236	7,096,057	0.9%
OTHER SECURITIES		24,080,310	3.1%
		49,675,542
Taiwan - 2.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	887,227	6,785,853	0.9%
OTHER SECURITIES		12,725,787	1.6%
		19,511,640
Thailand - 0.7%		5,477,111	0.7%
Turkey - 0.1%		1,041,746	0.1%
United Arab Emirates - 0.0%		136,794	0.0%
United Kingdom - 9.9%
AstraZeneca PLC	46,274	3,782,990	0.5%
BP PLC	741,861	5,168,390	0.7%
British American Tobacco PLC	83,814	2,926,455	0.4%
Diageo PLC	86,237	3,711,677	0.5%
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United Kingdom (continued)
GlaxoSmithKline PLC	181,192	$3,631,978	0.5%
HSBC Holdings PLC	715,133	5,968,710	0.8%
Rio Tinto PLC	42,315	2,619,015	0.3%
Unilever NV	51,983	3,158,393	0.4%
Unilever PLC	40,674	2,524,859	0.3%
OTHER SECURITIES		43,391,346	5.5%
		76,883,813
United States - 0.1%		686,984	0.1%
Virgin Islands, British - 0.0%		64,318	0.0%
TOTAL COMMON STOCKS (Cost $582,831,535)		$745,112,743
PREFERRED SECURITIES - 1.2%
Brazil - 0.7%		5,338,550	0.7%
Germany - 0.3%		2,627,957	0.3%
South Korea - 0.2%
Samsung Electronics Company, Ltd.	30,800	1,021,462	0.2%
OTHER SECURITIES		268,178	0.0%
		1,289,640
TOTAL PREFERRED SECURITIES (Cost $7,099,179)		$9,256,147
RIGHTS - 0.0%		43,356	0.0%
TOTAL RIGHTS (Cost $43,822)		$43,356
SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral Trust, 2.4614% (D)(E)	2,413,836	24,156,221	3.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $24,155,510)		$24,156,221
SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.2443% (D)	4,301,438	4,301,438	0.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,301,438)		$4,301,438
Total Investments (International Equity Index Trust) (Cost $618,431,484) - 100.9%		$782,869,905	100.9%
Other assets and liabilities, net - (0.9)%		(6,660,551)	(0.9)%
TOTAL NET ASSETS - 100.0%		$776,209,354	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	Non-income producing security.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	100	Long	Sep 2019	$9,388,418	$9,617,500	$229,082
Mini MSCI Emerging Markets Index Futures	180	Long	Sep 2019	9,147,186	9,484,200	337,014
MSCI Taiwan Index Futures	51	Long	Jul 2019	1,977,903	1,970,130	(7,773)
						$558,323

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Growth Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.7%
Australia - 1.9%
Brambles, Ltd.	75,434	$683,176	1.1%
OTHER SECURITIES		507,119	0.8%
		1,190,295
Brazil - 4.5%
Ambev SA, ADR	196,601	918,127	1.4%
B3 SA - Brasil Bolsa Balcao	104,978	1,024,096	1.6%
Banco Bradesco SA, ADR	97,581	958,245	1.5%
		2,900,468
Canada - 9.5%
Canadian National Railway Company	12,523	1,159,015	1.8%
CGI, Inc. (A)	32,085	2,466,739	3.8%
Nutrien, Ltd.	17,303	925,566	1.4%
PrairieSky Royalty, Ltd.	58,013	815,119	1.3%
Suncor Energy, Inc.	24,240	756,141	1.2%
		6,122,580
China - 6.9%
Alibaba Group Holding, Ltd., ADR (A)	5,792	981,453	1.5%
Kweichow Moutai Company, Ltd., Class A	4,918	706,341	1.1%
New Oriental Education & Technology Group, Inc., ADR (A)	7,416	716,237	1.1%
Wuliangye Yibin Company, Ltd., Class A	49,057	844,939	1.3%
Yum China Holdings, Inc.	25,738	1,189,096	1.9%
		4,438,066
Denmark - 1.6%
Carlsberg A/S, Class B	7,583	1,006,244	1.6%
France - 8.6%
Bureau Veritas SA	39,671	979,193	1.5%
Pernod Ricard SA	3,801	700,055	1.1%
Schneider Electric SE	12,232	1,106,787	1.7%
Vinci SA	11,762	1,201,203	1.9%
Vivendi SA	35,618	977,454	1.5%
OTHER SECURITIES		542,400	0.9%
		5,507,092
Germany - 8.3%
Allianz SE	6,697	1,615,158	2.5%
Deutsche Boerse AG	10,685	1,508,401	2.4%
SAP SE	11,717	1,606,305	2.5%
OTHER SECURITIES		572,903	0.9%
		5,302,767
International Growth Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Hong Kong - 1.6%
Galaxy Entertainment Group, Ltd.	150,000	$1,009,050	1.6%
Italy - 2.5%
FinecoBank Banca Fineco SpA	69,596	776,377	1.2%
Mediobanca Banca di Credito Finanziario SpA	78,546	809,951	1.3%
		1,586,328
Japan - 8.4%
Asahi Group Holdings, Ltd.	25,400	1,143,475	1.8%
FANUC Corp.	6,300	1,170,620	1.8%
Hoya Corp.	16,900	1,298,837	2.0%
Keyence Corp.	1,500	925,084	1.4%
OTHER SECURITIES		844,882	1.4%
		5,382,898
Mexico - 1.9%
Fomento Economico Mexicano SAB de CV, ADR	12,615	1,220,501	1.9%
Netherlands - 5.0%
ING Groep NV	81,727	946,705	1.5%
Wolters Kluwer NV	23,237	1,690,522	2.6%
OTHER SECURITIES		599,567	0.9%
		3,236,794
Singapore - 2.0%
United Overseas Bank, Ltd.	66,300	1,281,721	2.0%
South Korea - 2.5%
Samsung Electronics Company, Ltd.	28,726	1,169,733	1.8%
OTHER SECURITIES		434,559	0.7%
		1,604,292
Spain - 1.5%
Amadeus IT Group SA	12,151	962,912	1.5%
Sweden - 2.8%
Investor AB, B Shares	37,344	1,795,837	2.8%
Switzerland - 6.2%
Cie Financiere Richemont SA	9,082	771,757	1.2%
Kuehne + Nagel International AG	4,674	694,262	1.1%
Novartis AG	12,624	1,152,467	1.8%
OTHER SECURITIES		1,383,676	2.1%
		4,002,162
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	182,000	1,392,006	2.2%
Thailand - 0.5%		336,728	0.5%

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Turkey - 0.8%		$483,714	0.8%
United Kingdom - 11.8%
Amcor PLC	90,966	1,035,055	1.6%
British American Tobacco PLC	31,709	1,107,153	1.7%
Compass Group PLC	41,108	985,435	1.5%
Informa PLC	108,250	1,147,980	1.8%
Reckitt Benckiser Group PLC	10,599	836,844	1.3%
RELX PLC	66,160	1,604,681	2.5%
TechnipFMC PLC	34,021	877,703	1.4%
		7,594,851
United States - 4.7%
Broadcom, Inc.	5,937	1,709,025	2.6%
Philip Morris International, Inc.	16,979	1,333,361	2.1%
		3,042,386
TOTAL COMMON STOCKS (Cost $56,232,591)		$61,399,692
SHORT-TERM INVESTMENTS - 3.7%
Money market funds - 3.7%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 2.1886% (B)	2,356,867	2,356,867	3.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,356,867)		$2,356,867
Total Investments (International Growth Stock Trust) (Cost $58,589,458) - 99.4%		$63,756,559	99.4%
Other assets and liabilities, net - 0.6%		410,606	0.6%
TOTAL NET ASSETS - 100.0%		$64,167,165	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.
International Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.3%
Australia - 6.6%		$7,121,888	6.6%
Austria - 1.5%		1,616,729	1.5%
Belgium - 1.5%		1,585,153	1.5%
Bermuda - 0.2%		179,036	0.2%
Canada - 8.6%		9,384,202	8.6%
China - 0.1%		82,833	0.1%
Denmark - 1.9%
SimCorp A/S	2,671	258,558	0.2%
OTHER SECURITIES		1,811,708	1.7%
		2,070,266
Finland - 2.4%
Huhtamaki OYJ (A)	5,823	239,482	0.2%
Kesko OYJ, A Shares	690	36,937	0.0%
Kesko OYJ, B Shares	2,935	163,153	0.2%
Metso OYJ	6,038	237,633	0.2%
Orion OYJ, Class A	1,226	44,561	0.0%
Orion OYJ, Class B	5,385	197,473	0.2%
OTHER SECURITIES		1,708,375	1.6%
		2,627,614
France - 4.4%
Alten SA (A)	1,582	189,669	0.2%
Altran Technologies SA (A)	13,470	213,766	0.2%
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
France (continued)
Ingenico Group SA	3,029	$268,071	0.3%
Rexel SA (A)	15,736	199,727	0.2%
Rubis SCA	5,042	283,887	0.3%
OTHER SECURITIES		3,647,615	3.2%
		4,802,735
Gabon - 0.0%		3,106	0.0%
Georgia - 0.1%		82,051	0.1%
Germany - 6.5%
HUGO BOSS AG	3,312	220,731	0.2%
K+S AG (A)	10,944	203,618	0.2%
LANXESS AG	4,224	250,861	0.2%
Rheinmetall AG	2,634	322,826	0.3%
Scout24 AG (B)	4,333	230,318	0.2%
OTHER SECURITIES		5,791,100	5.4%
		7,019,454
Gibraltar - 0.0%		25,375	0.0%
Greece - 0.0%		154	0.0%
Guernsey, Channel Islands - 0.0%		2,615	0.0%
Hong Kong - 2.6%		2,799,486	2.6%
Ireland - 0.5%		519,999	0.5%
Isle of Man - 0.1%		82,430	0.1%
Israel - 1.2%		1,285,505	1.2%
Italy - 4.0%
Banco BPM SpA (A)(C)	97,273	198,116	0.2%
Hera SpA	55,199	211,137	0.2%
Italgas SpA	28,535	191,782	0.2%
Saipem SpA (C)	41,655	207,874	0.2%
OTHER SECURITIES		3,546,442	3.2%
		4,355,351
Japan - 22.3%		24,194,150	22.3%
Jersey, Channel Islands - 0.1%		139,338	0.1%
Liechtenstein - 0.0%		53,961	0.0%
Luxembourg - 0.3%		324,008	0.3%
Macau - 0.0%		18,145	0.0%
Malaysia - 0.0%		59,536	0.0%
Malta - 0.1%		70,072	0.1%
Monaco - 0.1%		68,742	0.1%
Mongolia - 0.0%		4,256	0.0%
Netherlands - 3.0%
Aalberts NV	6,065	238,065	0.2%
Argenx SE (C)	1,546	218,474	0.2%
ASM International NV	3,323	215,671	0.2%
IMCD NV	2,703	247,949	0.2%
SBM Offshore NV	9,689	187,041	0.2%
OTHER SECURITIES		2,114,684	2.0%
		3,221,884
New Zealand - 0.7%		808,847	0.7%
Norway - 1.0%		1,060,000	1.0%
Peru - 0.0%		40,180	0.0%
Portugal - 0.4%		488,859	0.4%
Russia - 0.0%		26,758	0.0%
Singapore - 1.0%		1,108,870	1.0%
South Africa - 0.0%		27,408	0.0%
Spain - 2.0%
Cellnex Telecom SA (B)(C)	9,173	339,341	0.3%

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Spain (continued)
OTHER SECURITIES		$1,895,783	1.7%
		2,235,124
Sweden - 3.3%		3,544,724	3.3%
Switzerland - 5.4%
Georg Fischer AG	261	249,674	0.2%
PSP Swiss Property AG	2,555	298,603	0.3%
VAT Group AG (B)(C)	1,510	186,256	0.2%
OTHER SECURITIES		5,085,369	4.7%
		5,819,902
Taiwan - 0.0%		0	0.0%
United Kingdom - 16.0%
Auto Trader Group PLC (B)	42,432	295,530	0.3%
BBA Aviation PLC	55,280	198,190	0.2%
Bellway PLC	5,972	211,224	0.2%
Bovis Homes Group PLC	14,876	195,572	0.2%
BTG PLC (C)	20,431	216,816	0.2%
Dialog Semiconductor PLC (C)	5,144	206,991	0.2%
Diploma PLC	12,001	233,367	0.2%
Games Workshop Group PLC	3,497	220,320	0.2%
Greggs PLC	6,454	188,112	0.2%
HomeServe PLC	16,925	255,044	0.2%
Howden Joinery Group PLC	61,533	396,012	0.4%
Intermediate Capital Group PLC	17,568	308,154	0.3%
Merlin Entertainments PLC (B)	37,023	211,630	0.2%
Pennon Group PLC	22,187	209,264	0.2%
Phoenix Group Holdings PLC	22,371	201,750	0.2%
RPC Group PLC	35,082	353,065	0.3%
SSP Group PLC	24,866	216,722	0.2%
Tate & Lyle PLC	50,791	476,142	0.4%
Travis Perkins PLC	16,496	266,801	0.3%
Tullow Oil PLC (A)	72,437	193,781	0.2%
Victrex PLC	8,998	247,259	0.2%
OTHER SECURITIES		12,060,495	11.0%
		17,362,241
United States - 0.4%		415,005	0.4%
TOTAL COMMON STOCKS (Cost $114,214,846)		$106,737,992
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES - 0.2%
Germany - 0.2%		$208,935	0.2%
TOTAL PREFERRED SECURITIES (Cost $193,514)		$208,935
RIGHTS - 0.0%		8,525	0.0%
TOTAL RIGHTS (Cost $1,203)		$8,525
SECURITIES LENDING COLLATERAL - 8.7%
John Hancock Collateral Trust, 2.4614% (D)(E)	938,905	9,395,997	8.7%
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,395,712)		$9,395,997
Total Investments (International Small Company Trust) (Cost $123,805,275) - 107.2%		$116,351,449	107.2%
Other assets and liabilities, net - (7.2)%		(7,778,759)	(7.2)%
TOTAL NET ASSETS - 100.0%		$108,572,690	100.0%
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	10	Long	Sep 2019	$943,087	$961,750	$18,663
						$18,663

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.3%
Canada - 5.2%
Alamos Gold, Inc., Class A (A)	825,500	$4,994,275	1.7%
Husky Energy, Inc. (A)	394,200	3,735,651	1.2%
International Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Canada (continued)
Wheaton Precious Metals Corp. (A)	290,100	$7,015,744	2.3%
		15,745,670

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
China - 4.2%
Baidu, Inc., ADR (B)	31,360	$3,680,410	1.2%
China Telecom Corp., Ltd., H Shares	9,176,427	4,620,774	1.5%
OTHER SECURITIES		4,531,232	1.5%
		12,832,416
Denmark - 1.7%
A.P. Moller - Maersk A/S, Series B (A)	2,530	3,148,122	1.0%
OTHER SECURITIES		2,109,089	0.7%
		5,257,211
France - 10.9%
BNP Paribas SA	194,686	9,229,148	3.0%
Cie de Saint-Gobain (A)	86,087	3,361,679	1.1%
Cie Generale des Etablissements Michelin SCA	23,561	2,979,089	1.0%
Sanofi	85,537	7,392,306	2.4%
TOTAL SA	139,322	7,815,099	2.6%
OTHER SECURITIES		2,556,207	0.8%
		33,333,528
Germany - 5.3%
Bayer AG	88,681	6,150,942	2.0%
E.ON SE	346,558	3,760,196	1.2%
Merck KGaA	35,977	3,757,845	1.2%
OTHER SECURITIES		2,567,479	0.9%
		16,236,462
Hong Kong - 4.6%
China Mobile, Ltd.	472,500	4,301,482	1.4%
CK Hutchison Holdings, Ltd.	611,500	6,031,683	2.0%
OTHER SECURITIES		3,804,972	1.2%
		14,138,137
India - 0.7%		2,257,104	0.7%
Ireland - 1.8%
Bank of Ireland Group PLC	594,739	3,111,451	1.0%
OTHER SECURITIES		2,252,609	0.8%
		5,364,060
Israel - 1.1%
Teva Pharmaceutical Industries, Ltd., ADR (B)	351,158	3,241,188	1.1%
Italy - 2.2%
Eni SpA	408,878	6,798,549	2.2%
Japan - 12.5%
Astellas Pharma, Inc.	219,500	3,128,043	1.0%
Mitsui Fudosan Company, Ltd.	159,000	3,864,366	1.3%
Panasonic Corp.	589,100	4,920,844	1.6%
Seven & i Holdings Company, Ltd.	84,100	2,849,425	0.9%
Sumitomo Metal Mining Company, Ltd.	128,100	3,839,998	1.3%
Sumitomo Mitsui Financial Group, Inc.	136,100	4,824,159	1.6%
Suntory Beverage & Food, Ltd.	68,400	2,974,168	1.0%
Takeda Pharmaceutical Company, Ltd.	146,043	5,195,164	1.7%
OTHER SECURITIES		6,356,774	2.1%
		37,952,941
Luxembourg - 2.0%
SES SA	230,788	3,604,090	1.2%
OTHER SECURITIES		2,423,143	0.8%
		6,027,233
Malta - 0.0%		0	0.0%
International Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Netherlands - 8.6%
Flow Traders (C)	101,820	$2,971,679	1.0%
ING Groep NV	589,158	6,824,656	2.2%
NXP Semiconductors NV	49,800	4,860,978	1.6%
Royal Dutch Shell PLC, B Shares	231,383	7,581,683	2.5%
SBM Offshore NV	208,001	4,015,357	1.3%
		26,254,353
Singapore - 1.8%
Singapore Telecommunications, Ltd.	2,091,900	5,414,498	1.8%
Singapore Telecommunications, Ltd., ADR	2,200	57,002	0.0%
		5,471,500
South Korea - 10.5%
Hana Financial Group, Inc.	121,581	3,940,724	1.3%
KB Financial Group, Inc., ADR	202,451	7,992,765	2.6%
Lotte Chemical Corp.	15,010	3,287,798	1.1%
Samsung Electronics Company, Ltd.	283,311	11,536,521	3.8%
Shinhan Financial Group Company, Ltd.	75,499	2,936,465	1.0%
OTHER SECURITIES		2,306,521	0.7%
		32,000,794
Switzerland - 4.5%
Roche Holding AG	32,834	9,232,522	3.1%
UBS Group AG (B)	364,129	4,327,763	1.4%
		13,560,285
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	608,000	4,650,217	1.5%
Thailand - 1.2%		3,563,546	1.2%
United Kingdom - 15.0%
BAE Systems PLC	505,098	3,174,494	1.0%
BP PLC	1,502,329	10,466,411	3.4%
HSBC Holdings PLC	645,474	5,387,315	1.8%
Johnson Matthey PLC	119,591	5,056,037	1.7%
Kingfisher PLC	1,327,975	3,619,649	1.2%
Standard Chartered PLC	1,029,765	9,341,921	3.1%
Vodafone Group PLC	3,476,865	5,698,821	1.9%
OTHER SECURITIES		2,800,280	0.9%
		45,544,928
TOTAL COMMON STOCKS (Cost $306,720,722)		$290,230,122
SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral Trust, 2.4614% (D)(E)	491,034	4,913,973	1.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,914,082)		$4,913,973
SHORT-TERM INVESTMENTS - 4.2%
U.S. Government Agency - 4.2%
Federal Home Loan Bank Discount Note, 2.100%, 07/01/2019 *	$12,800,000	12,800,000	4.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $12,800,000)		$12,800,000
Total Investments (International Value Trust) (Cost $324,434,804) - 101.1%		$307,944,095	101.1%
Other assets and liabilities, net - (1.1)%		(3,373,977)	(1.1)%
TOTAL NET ASSETS - 100.0%		$304,570,118	100.0%

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 82.5%
Equity - 82.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,388,219	$27,764,387	82.5%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $25,032,476)		$27,764,387
UNAFFILIATED INVESTMENT COMPANIES - 17.6%
Exchange-traded funds - 17.6%
Financial Select Sector SPDR Fund	21,908	604,661	1.8%
Vanguard Energy ETF (C)	4,934	419,489	1.3%
Vanguard FTSE Emerging Markets ETF	41,467	1,763,590	5.2%
Vanguard Health Care ETF	1,342	233,427	0.7%
Vanguard Information Technology ETF	3,967	836,601	2.5%
Vanguard Materials ETF	1,102	141,276	0.4%
Vanguard Mid-Cap ETF	6,127	1,024,189	3.1%
Vanguard Real Estate ETF	3,699	323,293	1.0%
Vanguard Small-Cap ETF	3,519	551,287	1.6%
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,309,782)		$5,897,813
SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral Trust, 2.4614% (D)(E)	23,997	240,151	0.7%
TOTAL SECURITIES LENDING COLLATERAL (Cost $240,141)		$240,151
Total Investments (Lifestyle Aggressive Portfolio) (Cost $30,582,399) - 100.8%		$33,902,351	100.8%
Other assets and liabilities, net - (0.8)%		(255,041)	(0.8)%
TOTAL NET ASSETS - 100.0%		$33,647,310	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 6-30-19.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.2%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	24,911,854	$498,237,071	50.2%
Fixed income - 49.8%
Select Bond, Series NAV, JHVIT (MIM US) (B)	35,805,604	494,475,387	49.8%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $909,794,976)		$992,712,458
Total Investments (Lifestyle Balanced Portfolio) (Cost $909,794,976) - 100.0%		$992,712,458	100.0%
Other assets and liabilities, net - (0.0)%		(132,500)	(0.0)%
TOTAL NET ASSETS - 100.0%		$992,579,958	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,807,100	$36,141,998	20.0%
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	10,468,356	144,567,990	80.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $175,194,231)		$180,709,988
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	639	639	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $639)		$639
Total Investments (Lifestyle Conservative Portfolio) (Cost $175,194,870) - 100.0%		$180,710,627	100.0%
Other assets and liabilities, net - (0.0)%		(45,140)	(0.0)%
TOTAL NET ASSETS - 100.0%		$180,665,487	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Lifestyle Growth Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.3%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	218,755,498	$4,375,062,830	70.3%
Fixed income - 29.7%
Select Bond, Series NAV, JHVIT (MIM US) (B)	133,623,762	1,845,344,154	29.7%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,522,595,063)		$6,220,406,984
Total Investments (Lifestyle Growth Portfolio) (Cost $5,522,595,063) - 100.0%		$6,220,406,984	100.0%
Other assets and liabilities, net - (0.0)%		(514,735)	(0.0)%
TOTAL NET ASSETS - 100.0%		$6,219,892,249	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.2%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,317,787	$126,355,746	40.2%
Fixed income - 59.8%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,627,343	188,193,603	59.8%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $293,249,720)		$314,549,349
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	482	482	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $482)		$482
Total Investments (Lifestyle Moderate Portfolio) (Cost $293,250,202) - 100.0%		$314,549,831	100.0%
Other assets and liabilities, net - (0.0)%		(58,342)	(0.0)%
TOTAL NET ASSETS - 100.0%		$314,491,489	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
Mid Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.5%
Communication services - 2.5%
Live Nation Entertainment, Inc. (A)	114,977	$7,617,226	0.5%
OTHER SECURITIES		27,948,096	2.0%
		35,565,322
Consumer discretionary - 12.0%
Domino's Pizza, Inc.	33,843	9,417,830	0.7%
NVR, Inc. (A)	2,778	9,362,555	0.6%
Pool Corp.	32,741	6,253,531	0.4%
Service Corp. International	150,052	7,019,433	0.5%
OTHER SECURITIES		141,812,150	9.8%
		173,865,499
Consumer staples - 2.6%		37,785,703	2.6%
Energy - 3.0%		44,120,265	3.0%
Financials - 15.9%
Alleghany Corp. (A)	11,887	8,096,355	0.6%
American Financial Group, Inc.	58,332	5,977,280	0.4%
Brown & Brown, Inc.	192,693	6,455,216	0.4%
FactSet Research Systems, Inc.	31,480	9,020,909	0.6%
Reinsurance Group of America, Inc.	51,508	8,036,793	0.6%
RenaissanceRe Holdings, Ltd.	36,346	6,469,951	0.4%
SEI Investments Company	105,498	5,918,438	0.4%
W.R. Berkley Corp.	119,095	7,851,933	0.5%
OTHER SECURITIES		170,993,018	12.0%
		228,819,893
Health care - 9.5%
Bio-Techne Corp.	31,176	6,499,884	0.5%
Catalent, Inc. (A)	119,962	6,503,140	0.5%
Masimo Corp. (A)	40,412	6,014,114	0.4%
Molina Healthcare, Inc. (A)	51,556	7,379,726	0.5%
STERIS PLC	69,618	10,364,728	0.7%
West Pharmaceutical Services, Inc.	60,498	7,571,325	0.5%
OTHER SECURITIES		92,130,716	6.4%
		136,463,633
Industrials - 15.8%
Carlisle Companies, Inc.	46,984	6,597,023	0.5%
Graco, Inc.	137,139	6,881,635	0.5%
IDEX Corp.	62,319	10,727,590	0.7%
Lennox International, Inc.	29,065	7,992,875	0.6%
Nordson Corp.	42,583	6,017,404	0.4%
Old Dominion Freight Line, Inc.	53,331	7,960,185	0.6%
Teledyne Technologies, Inc. (A)	29,833	8,170,364	0.6%
The Toro Company	87,663	5,864,655	0.4%
OTHER SECURITIES		167,786,427	11.5%
		227,998,158
Information technology - 15.4%
Cognex Corp.	141,093	6,769,642	0.5%
Cypress Semiconductor Corp.	301,282	6,700,512	0.5%
Fair Isaac Corp. (A)	23,864	7,493,773	0.5%
Leidos Holdings, Inc.	118,727	9,480,351	0.7%
PTC, Inc. (A)	85,241	7,651,232	0.5%
Teradyne, Inc.	141,124	6,761,251	0.5%
Trimble, Inc. (A)	207,248	9,348,957	0.7%
Tyler Technologies, Inc. (A)	31,591	6,824,288	0.5%
Universal Display Corp.	34,981	6,578,527	0.5%
WEX, Inc. (A)	35,608	7,410,025	0.5%
Zebra Technologies Corp., Class A (A)	44,440	9,309,736	0.6%
OTHER SECURITIES		137,339,203	9.4%
		221,667,497

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials - 6.3%
AptarGroup, Inc.	52,028	$6,469,162	0.4%
RPM International, Inc.	107,927	6,595,419	0.5%
OTHER SECURITIES		77,603,173	5.4%
		90,667,754
Real estate - 9.9%
Camden Property Trust	79,579	8,307,252	0.6%
Kilroy Realty Corp.	83,138	6,136,416	0.4%
Liberty Property Trust	122,059	6,107,832	0.4%
National Retail Properties, Inc.	133,893	7,097,668	0.5%
Omega Healthcare Investors, Inc.	176,606	6,490,271	0.5%
OTHER SECURITIES		109,041,464	7.5%
		143,180,903
Utilities - 4.6%
Aqua America, Inc.	177,622	7,348,222	0.5%
OGE Energy Corp.	164,820	7,014,739	0.5%
UGI Corp.	143,419	7,660,009	0.5%
OTHER SECURITIES		44,407,567	3.1%
		66,430,537
TOTAL COMMON STOCKS (Cost $1,187,035,159)		$1,406,565,164
SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral Trust, 2.4614% (B)(C)	2,209,777	22,114,120	1.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $22,113,885)		$22,114,120
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 1.9%
U.S. Government Agency - 1.6%
Federal Home Loan Bank Discount Note, 2.390%, 07/09/2019 *	$4,000,000	$3,998,044	0.2%
Federal Home Loan Bank Discount Note, 2.390%, 08/01/2019 *	10,000,000	9,980,969	0.7%
Federal Home Loan Bank Discount Note, 2.400%, 07/30/2019 *	10,000,000	9,982,278	0.7%
		23,961,291
Repurchase agreement - 0.3%		3,877,000	0.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $27,834,960)		$27,838,291
Total Investments (Mid Cap Index Trust) (Cost $1,236,984,004) - 101.0%		$1,456,517,575	101.0%
Other assets and liabilities, net - (1.0)%		(13,730,175)	(1.0)%
TOTAL NET ASSETS - 100.0%		$1,442,787,400	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	195	Long	Sep 2019	$37,466,705	$38,025,000	$558,295
						$558,295

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 91.6%
Communication services - 6.7%
Pinterest, Inc., Class A (A)(B)	512,304	$13,944,915	1.7%
Spotify Technology SA (A)	140,651	20,565,989	2.6%
Take-Two Interactive Software, Inc. (A)	53,633	6,088,954	0.8%
TripAdvisor, Inc. (A)	185,251	8,575,269	1.1%
OTHER SECURITIES		4,009,286	0.5%
		53,184,413
Consumer discretionary - 16.9%
Burlington Stores, Inc. (A)	95,099	16,181,095	2.0%
Floor & Decor Holdings, Inc., Class A (A)	398,634	16,702,765	2.1%
Grand Canyon Education, Inc. (A)	99,620	11,657,532	1.5%
Hilton Grand Vacations, Inc. (A)	199,879	6,360,150	0.8%
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Lennar Corp., A Shares	165,446	$8,017,513	1.0%
Marriott Vacations Worldwide Corp.	106,102	10,228,233	1.3%
Norwegian Cruise Line Holdings, Ltd. (A)	216,691	11,621,138	1.5%
Planet Fitness, Inc., Class A (A)	158,965	11,515,425	1.4%
Under Armour, Inc., Class A (A)	90,625	2,297,344	0.3%
Under Armour, Inc., Class C (A)	387,242	8,596,772	1.1%
Vail Resorts, Inc.	57,400	12,810,532	1.6%
Wayfair, Inc., Class A (A)	120,264	17,558,544	2.2%
OTHER SECURITIES		472,575	0.1%
		134,019,618

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples - 4.7%
Lamb Weston Holdings, Inc.	229,292	$14,527,941	1.8%
Monster Beverage Corp. (A)	354,339	22,617,458	2.9%
		37,145,399
Energy - 1.1%		8,232,181	1.1%
Financials - 0.0%		216,195	0.0%
Health care - 24.1%
Agilent Technologies, Inc.	101,264	7,561,383	1.0%
Align Technology, Inc. (A)	84,255	23,060,594	2.9%
DexCom, Inc. (A)	54,338	8,142,006	1.0%
Exact Sciences Corp. (A)	292,339	34,507,695	4.4%
Galapagos NV (A)	61,042	7,883,782	1.0%
Galapagos NV, ADR (A)	8,312	1,071,666	0.1%
Haemonetics Corp. (A)	209,775	25,244,324	3.2%
Insulet Corp. (A)	154,503	18,444,568	2.3%
Ionis Pharmaceuticals, Inc. (A)	145,206	9,332,390	1.2%
Penumbra, Inc. (A)(B)	111,346	17,815,360	2.2%
Sage Therapeutics, Inc. (A)	53,396	9,776,274	1.2%
Tandem Diabetes Care, Inc. (A)	115,882	7,476,707	0.9%
Veeva Systems, Inc., Class A (A)	64,496	10,455,447	1.3%
OTHER SECURITIES		10,373,329	1.4%
		191,145,525
Industrials - 10.1%
CoStar Group, Inc. (A)	35,456	19,644,751	2.5%
IDEX Corp.	64,316	11,071,356	1.4%
L3Harris Technologies, Inc.	101,779	19,249,462	2.4%
The Brink's Company	147,764	11,995,482	1.5%
Uber Technologies, Inc. (A)	420,446	18,435,895	2.3%
		80,396,946
Information technology - 28.0%
2U, Inc. (A)	162,765	6,126,475	0.8%
Advanced Micro Devices, Inc. (A)	1,011,285	30,712,725	3.9%
Fair Isaac Corp. (A)	41,800	13,126,036	1.7%
GoDaddy, Inc., Class A (A)	134,908	9,463,796	1.2%
Guidewire Software, Inc. (A)	237,000	24,027,060	3.0%
Marvell Technology Group, Ltd.	457,361	10,917,207	1.4%
Pivotal Software, Inc., Class A (A)(B)	585,924	6,187,357	0.8%
ServiceNow, Inc. (A)	82,490	22,649,279	2.8%
Splunk, Inc. (A)	196,760	24,742,570	3.1%
Square, Inc., Class A (A)	230,425	16,712,725	2.1%
Workday, Inc., Class A (A)	113,691	23,372,596	2.9%
Zebra Technologies Corp., Class A (A)	96,993	20,319,064	2.6%
Zendesk, Inc. (A)	127,326	11,335,834	1.4%
OTHER SECURITIES		2,739,771	0.3%
		222,432,495
TOTAL COMMON STOCKS (Cost $564,577,651)		$726,772,772
PREFERRED SECURITIES - 3.8%
Communication services - 0.1%		1,276,568	0.1%
Consumer discretionary - 1.3%
Coupang LLC (A)(C)(D)	1,177,710	6,713,889	0.9%
OTHER SECURITIES		3,552,641	0.4%
		10,266,530
Information technology - 1.0%		7,922,348	1.0%
Real estate - 1.4%
WeWork Companies, Inc., Series D1 (A)(C)(D)	92,333	5,851,142	0.7%
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES (continued)
Real estate (continued)
WeWork Companies, Inc., Series D2 (A)(C)(D)	81,039	$5,135,441	0.7%
		10,986,583
TOTAL PREFERRED SECURITIES (Cost $18,418,951)		$30,452,029
WARRANTS - 0.0%		5,523	0.0%
TOTAL WARRANTS (Cost $12,887)		$5,523
SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral Trust, 2.4614% (E)(F)	2,726,713	27,287,307	3.4%
TOTAL SECURITIES LENDING COLLATERAL (Cost $27,286,754)		$27,287,307
SHORT-TERM INVESTMENTS - 4.3%
Repurchase agreement - 4.3%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-28-19 at 2.510% to be repurchased at $34,007,112 on 7-1-19, collateralized by $10,913,700 U.S. Treasury Bills, 0.000% due 1-2-20 to 4-23-20 (valued at $10,785,018, including interest), $15,657,000 U.S. Treasury Notes, 0.875% - 2.375% due 9-15-19 to 4-30-20 (valued at $15,679,794, including interest) and $8,238,651 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-22 (valued at $8,215,264, including interest)	$34,000,000	34,000,000	4.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $34,000,000)		$34,000,000
Total Investments (Mid Cap Stock Trust) (Cost $644,296,243) - 103.1%		$818,517,631	103.1%
Other assets and liabilities, net - (3.1)%		(24,738,344)	(3.1)%
TOTAL NET ASSETS - 100.0%		$793,779,287	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 6-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.5%
Communication services - 3.8%
News Corp., Class A	720,445	$9,718,803	1.4%
Viacom, Inc., Class B	298,856	8,926,829	1.3%
OTHER SECURITIES		7,458,557	1.1%
		26,104,189
Consumer discretionary - 3.6%
Ralph Lauren Corp.	51,010	5,794,226	0.8%
Strategic Education, Inc.	37,363	6,650,614	1.0%
Tiffany & Company	81,188	7,602,444	1.1%
OTHER SECURITIES		4,270,569	0.7%
		24,317,853
Consumer staples - 10.3%
Archer-Daniels-Midland Company	158,603	6,471,002	1.0%
Bunge, Ltd.	265,979	14,817,690	2.2%
Carlsberg A/S, Class B	88,856	11,790,939	1.7%
Flowers Foods, Inc.	554,298	12,898,514	1.9%
OTHER SECURITIES		23,640,176	3.5%
		69,618,321
Energy - 11.2%
Cameco Corp.	557,997	5,987,308	0.9%
Canadian Natural Resources, Ltd. (A)	264,107	7,122,966	1.1%
EQT Corp.	817,432	12,923,600	1.9%
Equitrans Midstream Corp.	315,654	6,221,540	0.9%
Hess Corp.	149,346	9,493,925	1.4%
Imperial Oil, Ltd.	403,991	11,178,431	1.6%
OTHER SECURITIES		23,016,198	3.4%
		75,943,968
Financials - 17.3%
Ally Financial, Inc.	199,411	6,179,747	0.9%
Brown & Brown, Inc.	206,243	6,909,141	1.0%
CNA Financial Corp.	175,138	8,243,746	1.2%
Fifth Third Bancorp	424,978	11,856,886	1.8%
Franklin Resources, Inc.	247,807	8,623,684	1.3%
Kemper Corp.	65,590	5,659,761	0.8%
Lazard, Ltd., Class A	223,721	7,693,765	1.1%
Loews Corp.	206,299	11,278,366	1.7%
Northern Trust Corp.	157,244	14,151,960	2.1%
Synchrony Financial	172,438	5,978,425	0.9%
Westamerica Bancorporation (A)	98,603	6,074,931	0.9%
OTHER SECURITIES		24,688,115	3.6%
		117,338,527
Health care - 15.1%
Baxter International, Inc.	98,330	8,053,227	1.2%
Cardinal Health, Inc.	132,522	6,241,786	0.9%
DENTSPLY SIRONA, Inc.	184,229	10,751,604	1.6%
Elanco Animal Health, Inc. (B)	193,608	6,543,950	1.0%
Hologic, Inc. (B)	233,416	11,208,636	1.6%
Patterson Companies, Inc.	437,121	10,010,071	1.5%
Perrigo Company PLC	231,764	11,036,602	1.6%
Select Medical Holdings Corp. (B)	653,096	10,364,634	1.5%
Zimmer Biomet Holdings, Inc.	64,374	7,579,395	1.1%
OTHER SECURITIES		20,630,698	3.1%
		102,420,603
Industrials - 8.5%
C.H. Robinson Worldwide, Inc.	89,883	7,581,631	1.1%
Textron, Inc.	256,961	13,629,211	2.0%
Xylem, Inc.	86,523	7,236,784	1.1%
OTHER SECURITIES		29,146,494	4.3%
		57,594,120
Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology - 3.6%
Applied Materials, Inc.	208,894	$9,381,430	1.4%
OTHER SECURITIES		14,734,376	2.2%
		24,115,806
Materials - 10.0%
Barrick Gold Corp.	696,887	10,989,908	1.6%
Franco-Nevada Corp.	117,379	9,962,717	1.5%
Newmont Goldcorp Corp.	326,382	12,555,916	1.8%
Vulcan Materials Company	43,781	6,011,569	0.9%
OTHER SECURITIES		28,480,081	4.2%
		68,000,191
Real estate - 6.6%
Equity Commonwealth	234,643	7,630,590	1.1%
Equity Residential	92,378	7,013,338	1.0%
Rayonier, Inc.	356,106	10,790,012	1.6%
Weyerhaeuser Company	424,922	11,192,445	1.7%
OTHER SECURITIES		7,901,761	1.2%
		44,528,146
Utilities - 4.5%
FirstEnergy Corp.	287,041	12,288,225	1.8%
PG&E Corp. (B)	402,653	9,228,807	1.4%
OTHER SECURITIES		9,044,223	1.3%
		30,561,255
TOTAL COMMON STOCKS (Cost $596,158,045)		$640,542,979
PREFERRED SECURITIES - 0.3%
Consumer staples - 0.3%
Bunge, Ltd., 4.875%	18,222	1,771,178	0.3%
TOTAL PREFERRED SECURITIES (Cost $2,064,626)		$1,771,178
SECURITIES LENDING COLLATERAL - 0.9%
John Hancock Collateral Trust, 2.4614% (C)(D)	594,632	5,950,716	0.9%
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,950,975)		$5,950,716
SHORT-TERM INVESTMENTS - 5.1%
Money market funds - 5.1%
T. Rowe Price Government Reserve Fund, 2.4372% (C)	32,459,829	32,459,829	4.8%
OTHER SECURITIES		2,000,000	0.3%
		34,459,829
TOTAL SHORT-TERM INVESTMENTS (Cost $34,459,829)		$34,459,829
Total Investments (Mid Value Trust) (Cost $638,633,475) - 100.8%		$682,724,702	100.8%
Other assets and liabilities, net - (0.8)%		(5,223,478)	(0.8)%
TOTAL NET ASSETS - 100.0%		$677,501,224	100.0%
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 91.7%
Communication services - 11.7%
Charter Communications, Inc., Class A (A)	10,314	$4,075,887	2.7%
Comcast Corp., Class A	61,072	2,582,124	1.7%
Discovery, Inc., Series C (A)	55,300	1,573,285	1.0%
The Walt Disney Company	32,056	4,476,300	2.9%
T-Mobile US, Inc. (A)	24,086	1,785,736	1.2%
OTHER SECURITIES		3,368,960	2.2%
		17,862,292
Consumer discretionary - 5.1%
General Motors Company	52,896	2,038,083	1.3%
Newell Brands, Inc.	116,016	1,788,967	1.2%
PVH Corp.	17,400	1,646,736	1.1%
OTHER SECURITIES		2,390,721	1.5%
		7,864,507
Consumer staples - 7.1%
British American Tobacco PLC	51,908	1,812,414	1.2%
British American Tobacco PLC, ADR	17,408	607,017	0.4%
The Kraft Heinz Company	52,300	1,623,392	1.1%
The Kroger Company	85,631	1,859,049	1.2%
Walgreens Boots Alliance, Inc.	28,930	1,581,603	1.0%
OTHER SECURITIES		3,363,248	2.2%
		10,846,723
Energy - 11.2%
Anadarko Petroleum Corp.	37,070	2,615,659	1.7%
Baker Hughes, a GE Company	68,487	1,686,835	1.1%
Kinder Morgan, Inc.	137,600	2,873,088	1.9%
Marathon Oil Corp.	126,877	1,802,922	1.2%
Royal Dutch Shell PLC, A Shares	31,946	1,042,640	0.7%
Royal Dutch Shell PLC, A Shares (London Stock Exchange)	57,102	1,859,425	1.2%
The Williams Companies, Inc.	73,384	2,057,687	1.3%
OTHER SECURITIES		3,228,796	2.1%
		17,167,052
Financials - 23.0%
Alleghany Corp. (A)	4,369	2,975,770	1.9%
American International Group, Inc.	67,565	3,599,863	2.3%
Capital One Financial Corp.	23,262	2,110,794	1.4%
Chubb, Ltd.	12,592	1,854,676	1.2%
CIT Group, Inc.	32,008	1,681,700	1.1%
Citigroup, Inc.	42,560	2,980,477	1.9%
Citizens Financial Group, Inc.	80,735	2,854,790	1.9%
JPMorgan Chase & Co.	33,812	3,780,182	2.5%
MetLife, Inc.	33,439	1,660,915	1.1%
Synovus Financial Corp.	63,831	2,234,085	1.5%
The Hartford Financial Services Group, Inc.	43,259	2,410,391	1.6%
Voya Financial, Inc.	36,330	2,009,049	1.3%
Wells Fargo & Company	61,693	2,919,313	1.9%
OTHER SECURITIES		2,203,098	1.4%
		35,275,103
Health care - 12.8%
CVS Health Corp.	34,948	1,904,317	1.2%
Eli Lilly & Company	18,230	2,019,702	1.3%
GlaxoSmithKline PLC	136,034	2,726,778	1.8%
Medtronic PLC	61,076	5,948,192	3.9%
Merck & Company, Inc.	24,735	2,074,030	1.4%
Novartis AG, ADR	44,463	4,059,917	2.6%
OTHER SECURITIES		903,416	0.6%
		19,636,352
Mutual Shares Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials - 7.4%
General Electric Company	160,158	$1,681,659	1.1%
Johnson Controls International PLC	55,200	2,280,312	1.5%
Sensata Technologies Holding PLC (A)	51,497	2,523,350	1.6%
OTHER SECURITIES		4,886,294	3.2%
		11,371,615
Information technology - 9.5%
Cisco Systems, Inc.	31,287	1,712,338	1.1%
Cognizant Technology Solutions Corp., Class A	39,426	2,499,214	1.6%
Red Hat, Inc. (A)	8,600	1,614,736	1.1%
Samsung Electronics Company, Ltd.	63,416	2,582,320	1.7%
Symantec Corp.	112,937	2,457,509	1.6%
Western Digital Corp.	32,400	1,540,620	1.0%
OTHER SECURITIES		2,067,295	1.4%
		14,474,032
Materials - 1.6%
International Paper Company	44,080	1,909,546	1.3%
OTHER SECURITIES		461,385	0.3%
		2,370,931
Real estate - 1.6%		2,522,011	1.6%
Utilities - 0.7%		1,032,678	0.7%
TOTAL COMMON STOCKS (Cost $127,084,917)		$140,423,296
CORPORATE BONDS - 2.6%
Communication services - 1.0%
Frontier Communications Corp. 8.000%, 04/01/2027 (B)	$267,000	277,680	0.2%
Frontier Communications Corp. 10.500%, 09/15/2022	905,000	613,138	0.4%
Frontier Communications Corp. 11.000%, 09/15/2025	1,015,000	629,300	0.4%
OTHER SECURITIES		398	0.0%
		1,520,516
Energy - 0.2%		378,545	0.2%
Information technology - 1.1%		1,690,958	1.1%
Utilities - 0.3%		396,228	0.3%
TOTAL CORPORATE BONDS (Cost $4,555,396)		$3,986,247
TERM LOANS (C) - 0.7%
Communication services - 0.7%		1,051,799	0.7%
TOTAL TERM LOANS (Cost $1,403,401)		$1,051,799
ESCROW CERTIFICATES - 0.0%		11,199	0.0%
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$11,199
SHORT-TERM INVESTMENTS - 4.6%
U.S. Government - 2.3%
U.S. Treasury Bill, 2.436%, 08/15/2019 *	$1,500,000	1,496,123	1.0%
U.S. Treasury Bill, 2.458%, 07/05/2019 *	2,000,000	1,999,376	1.3%
		3,495,499

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	U.S. Government Agency - 2.3%
Federal Home Loan Bank Discount Note, 2.100%, 07/01/2019 *	$3,500,000	$3,500,000	2.3%
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,994,737)	$6,995,499
	Total Investments (Mutual Shares Trust) (Cost $140,041,767) - 99.6%	$152,468,040	99.6%
	Other assets and liabilities, net - 0.4%	634,661	0.4%
	TOTAL NET ASSETS - 100.0%	$153,102,701	100.0%
Mutual Shares Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,602,391	EUR	2,280,379	BOA	7/15/2019	$6,546	—
USD	3,831,512	GBP	3,004,627	HSBC	7/16/2019	13,075	—
USD	2,447,635	KRW	2,885,428,000	HSBC	7/19/2019	—	($45,970)
						$19,621	($45,970)
Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
HSBC	HSBC Bank PLC
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Real Estate Securities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.1%
Information technology - 1.0%
InterXion Holding NV (A)	46,505	$3,538,565	1.0%
Real estate - 98.1%
Agree Realty Corp.	90,180	5,776,029	1.6%
Alexandria Real Estate Equities, Inc.	80,510	11,359,156	3.2%
American Campus Communities, Inc.	172,436	7,959,646	2.3%
American Homes 4 Rent, Class A	223,817	5,440,991	1.5%
Americold Realty Trust	262,315	8,504,252	2.4%
Apartment Investment & Management Company, A Shares	170,792	8,560,095	2.4%
Brixmor Property Group, Inc.	315,150	5,634,882	1.6%
CoreSite Realty Corp.	55,503	6,392,281	1.8%
Crown Castle International Corp.	52,634	6,860,842	1.9%
CubeSmart	354,078	11,840,368	3.4%
CyrusOne, Inc.	68,253	3,939,563	1.1%
Douglas Emmett, Inc.	166,289	6,624,954	1.9%
Equinix, Inc.	40,803	20,576,546	5.9%
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
Equity LifeStyle Properties, Inc.	100,877	$12,240,415	3.5%
Equity Residential	195,658	14,854,355	4.2%
Essential Properties Realty Trust, Inc.	208,102	4,170,364	1.2%
Essex Property Trust, Inc.	28,894	8,435,025	2.4%
Extra Space Storage, Inc.	138,784	14,724,982	4.2%
HCP, Inc.	366,916	11,733,974	3.3%
Host Hotels & Resorts, Inc.	76,502	1,393,866	0.4%
Invitation Homes, Inc.	247,589	6,618,054	1.9%
JBG SMITH Properties	181,334	7,133,680	2.0%
Kilroy Realty Corp.	81,682	6,028,948	1.7%
Kimco Realty Corp.	442,311	8,173,907	2.3%
Liberty Property Trust	60,648	3,034,826	0.9%
Medical Properties Trust, Inc.	422,230	7,363,691	2.1%
MGM Growth Properties LLC, Class A	178,602	5,474,151	1.6%
Mid-America Apartment Communities, Inc.	104,277	12,279,660	3.5%
Paramount Group, Inc.	369,354	5,174,650	1.5%
Physicians Realty Trust	252,958	4,411,588	1.3%
Prologis, Inc.	243,944	19,539,914	5.6%

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
Regency Centers Corp.	121,158	$8,086,085	2.3%
Rexford Industrial Realty, Inc.	209,538	8,459,049	2.4%
Ryman Hospitality Properties, Inc.	97,596	7,914,060	2.3%
Simon Property Group, Inc.	58,789	9,392,131	2.7%
STAG Industrial, Inc.	195,164	5,901,759	1.7%
STORE Capital Corp.	307,844	10,217,342	2.9%
VEREIT, Inc.	920,000	8,289,200	2.4%
VICI Properties, Inc.	265,140	5,843,686	1.7%
Welltower, Inc.	218,722	17,832,405	5.1%
		344,191,372
TOTAL COMMON STOCKS (Cost $317,579,789)		$347,729,937
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (B)	16,069	16,069	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $16,069)		$16,069
Total Investments (Real Estate Securities Trust) (Cost $317,595,858) - 99.1%		$347,746,006	99.1%
Other assets and liabilities, net - 0.9%		3,020,891	0.9%
TOTAL NET ASSETS - 100.0%		$350,766,897	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.
Science & Technology Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 91.8%
Communication services - 19.0%
58.com, Inc., ADR (A)	114,265	$7,103,855	0.8%
Alphabet, Inc., Class A (A)	6,777	7,338,136	0.9%
Alphabet, Inc., Class C (A)	36,564	39,522,393	4.6%
Facebook, Inc., Class A (A)	377,974	72,948,976	8.5%
Mail.Ru Group, Ltd., GDR (A)	396,715	10,094,078	1.2%
NAVER Corp.	110,303	10,901,338	1.3%
OTHER SECURITIES		14,427,740	1.7%
		162,336,516
Consumer discretionary - 15.7%
Alibaba Group Holding, Ltd., ADR (A)	61,226	10,374,746	1.2%
Amazon.com, Inc. (A)	17,498	33,134,738	3.9%
Booking Holdings, Inc. (A)	10,703	20,065,021	2.4%
Ctrip.com International, Ltd., ADR (A)	746,153	27,540,507	3.2%
Naspers, Ltd., N Shares	47,316	11,452,841	1.4%
Tesla, Inc. (A)(B)	54,063	12,080,918	1.4%
Zalando SE (A)(C)	351,678	15,571,124	1.8%
OTHER SECURITIES		3,190,310	0.4%
		133,410,205
Health care - 1.0%
Intuitive Surgical, Inc. (A)	13,275	6,963,401	0.8%
OTHER SECURITIES		1,837,517	0.2%
		8,800,918
Industrials - 0.8%		6,909,843	0.8%
Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology - 54.9%
Advanced Micro Devices, Inc. (A)	218,535	$6,636,908	0.8%
Akamai Technologies, Inc. (A)	64,560	5,173,838	0.6%
Alteryx, Inc., Class A (A)	84,205	9,188,450	1.1%
Applied Materials, Inc.	197,150	8,854,007	1.0%
ASML Holding NV	37,027	7,704,942	0.9%
Atlassian Corp. PLC, Class A (A)	53,690	7,024,800	0.8%
Broadcom, Inc.	25,430	7,320,280	0.9%
Cree, Inc. (A)	144,675	8,127,842	1.0%
Cypress Semiconductor Corp.	219,445	4,880,457	0.6%
Lam Research Corp.	35,842	6,732,561	0.8%
Marvell Technology Group, Ltd.	214,717	5,125,295	0.6%
Mastercard, Inc., Class A	52,225	13,815,079	1.6%
Maxim Integrated Products, Inc.	135,280	8,092,450	1.0%
Micron Technology, Inc. (A)	470,563	18,159,026	2.1%
Microsoft Corp.	400,652	53,671,342	6.3%
MongoDB, Inc. (A)(B)	63,870	9,713,988	1.1%
NetApp, Inc.	90,210	5,565,957	0.7%
NVIDIA Corp.	100,008	16,424,314	1.9%
Okta, Inc. (A)	128,875	15,917,351	1.9%
Paycom Software, Inc. (A)	85,015	19,274,601	2.3%
PayPal Holdings, Inc. (A)	79,395	9,087,552	1.1%
Proofpoint, Inc. (A)	41,890	5,037,273	0.6%
Pure Storage, Inc., Class A (A)	467,467	7,138,221	0.8%
QUALCOMM, Inc.	135,075	10,275,155	1.2%
RingCentral, Inc., Class A (A)	70,980	8,157,022	1.0%
salesforce.com, Inc. (A)	61,949	9,399,522	1.1%
Samsung Electronics Company, Ltd.	527,639	21,485,630	2.5%
ServiceNow, Inc. (A)	43,778	12,020,125	1.4%
Symantec Corp.	607,011	13,208,559	1.5%
Synopsys, Inc. (A)	58,789	7,565,556	0.9%
Twilio, Inc., Class A (A)	126,345	17,227,141	2.0%
Visa, Inc., Class A	45,395	7,878,302	0.9%
Workday, Inc., Class A (A)	38,400	7,894,272	0.9%
Zscaler, Inc. (A)	81,945	6,280,265	0.7%
OTHER SECURITIES		88,576,148	10.3%
		468,634,231
Materials - 0.4%		3,169,421	0.4%
TOTAL COMMON STOCKS (Cost $674,096,432)		$783,261,134
EXCHANGE-TRADED FUNDS - 1.9%
Altaba, Inc. (A)	237,365	16,466,010	1.9%
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,771,966)		$16,466,010
PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%		942,689	0.1%
Information technology - 0.1%		456,529	0.1%
TOTAL PREFERRED SECURITIES (Cost $1,063,751)		$1,399,218
SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral Trust, 2.4614% (D)(E)	3,015,801	30,180,329	3.5%
TOTAL SECURITIES LENDING COLLATERAL (Cost $30,179,988)		$30,180,329
SHORT-TERM INVESTMENTS - 6.3%
Money market funds - 3.4%
T. Rowe Price Government Reserve Fund, 2.4372% (D)	28,825,053	28,825,053	3.4%

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
OTHER SECURITIES		$500,049	0.0%
		29,325,102
Repurchase agreement - 2.9%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $24,336,636 on 7-1-19, collateralized by $24,610,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $24,823,836, including interest)	$24,334,000	24,334,000	2.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $53,659,102)		$53,659,102
Total Investments (Science & Technology Trust) (Cost $771,771,239) - 103.7%		$884,965,793	103.7%
Other assets and liabilities, net - (3.7)%		(31,871,331)	(3.7)%
TOTAL NET ASSETS - 100.0%		$853,094,462	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.4%
Communication services - 2.5%		$14,712,918	2.5%
Consumer discretionary - 10.7%
Aaron's, Inc.	19,054	1,170,106	0.2%
Chegg, Inc. (A)	33,002	1,273,547	0.2%
Churchill Downs, Inc.	9,959	1,145,982	0.2%
Deckers Outdoor Corp. (A)	8,286	1,458,087	0.3%
Marriott Vacations Worldwide Corp.	12,509	1,205,868	0.2%
OTHER SECURITIES		56,662,237	9.6%
		62,915,827
Consumer staples - 2.7%
Performance Food Group Company (A)	29,185	1,168,276	0.2%
OTHER SECURITIES		14,654,360	2.5%
		15,822,636
Energy - 4.0%		23,254,515	4.0%
Financials - 17.3%
Blackstone Mortgage Trust, Inc., Class A	32,764	1,165,743	0.2%
Essent Group, Ltd. (A)	27,068	1,271,925	0.2%
First Financial Bankshares, Inc.	36,713	1,130,393	0.2%
FirstCash, Inc.	12,038	1,204,041	0.2%
IBERIABANK Corp.	15,152	1,149,279	0.2%
Radian Group, Inc.	59,189	1,352,469	0.2%
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Selective Insurance Group, Inc.	16,546	$1,239,130	0.2%
Stifel Financial Corp.	19,508	1,152,142	0.2%
OTHER SECURITIES		91,936,042	15.7%
		101,601,164
Health care - 16.8%
Array BioPharma, Inc. (A)	63,497	2,941,808	0.5%
Blueprint Medicines Corp. (A)	13,961	1,316,941	0.2%
Haemonetics Corp. (A)	14,532	1,748,781	0.3%
HealthEquity, Inc. (A)	17,492	1,143,977	0.2%
Novocure, Ltd. (A)	24,127	1,525,550	0.3%
Repligen Corp. (A)	13,533	1,163,161	0.2%
Teladoc Health, Inc. (A)(B)	20,340	1,350,779	0.2%
OTHER SECURITIES		87,378,211	14.9%
		98,569,208
Industrials - 15.5%
EMCOR Group, Inc.	15,736	1,386,342	0.2%
Generac Holdings, Inc. (A)	17,297	1,200,585	0.2%
Insperity, Inc.	10,992	1,342,563	0.2%
RBC Bearings, Inc. (A)	6,856	1,143,649	0.2%
Tetra Tech, Inc.	15,500	1,217,525	0.2%
The Brink's Company	14,174	1,150,645	0.2%
Trex Company, Inc. (A)	16,679	1,195,884	0.2%
OTHER SECURITIES		82,422,375	14.1%
		91,059,568
Information technology - 12.8%
Blackbaud, Inc.	13,900	1,160,650	0.2%
j2 Global, Inc.	13,234	1,176,370	0.2%
Lumentum Holdings, Inc. (A)	21,769	1,162,682	0.2%
MAXIMUS, Inc.	17,938	1,301,223	0.2%
Science Applications International Corp.	16,803	1,454,468	0.3%
Silicon Laboratories, Inc. (A)	12,190	1,260,446	0.2%
OTHER SECURITIES		67,331,352	11.5%
		74,847,191
Materials - 3.9%
Ingevity Corp. (A)	11,944	1,256,150	0.2%
OTHER SECURITIES		21,241,528	3.7%
		22,497,678
Real estate - 7.5%
EastGroup Properties, Inc.	10,097	1,171,050	0.2%
First Industrial Realty Trust, Inc.	35,350	1,298,759	0.2%
Healthcare Realty Trust, Inc.	35,986	1,127,082	0.2%
Rexford Industrial Realty, Inc.	29,234	1,180,177	0.2%
OTHER SECURITIES		39,292,653	6.7%
		44,069,721
Utilities - 3.7%
ALLETE, Inc.	14,614	1,216,031	0.2%
Black Hills Corp.	17,063	1,333,815	0.2%
New Jersey Resources Corp.	25,095	1,248,978	0.2%
ONE Gas, Inc.	14,708	1,328,132	0.2%
PNM Resources, Inc.	22,549	1,147,970	0.2%
Portland General Electric Company	25,211	1,365,680	0.2%
Southwest Gas Holdings, Inc.	15,047	1,348,512	0.2%
Spire, Inc.	13,938	1,169,677	0.2%
OTHER SECURITIES		11,394,466	2.1%
		21,553,261
TOTAL COMMON STOCKS (Cost $466,457,517)		$570,903,687

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES - 0.0%
Communication services - 0.0%		$36,057	0.0%
TOTAL PREFERRED SECURITIES (Cost $7,218)		$36,057
RIGHTS - 0.0%		52,619	0.0%
TOTAL RIGHTS (Cost $48,297)		$52,619
SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral Trust, 2.4614% (C)(D)	2,103,206	21,047,627	3.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $21,047,061)		$21,047,627
SHORT-TERM INVESTMENTS - 2.5%
U.S. Government Agency - 1.7%
Federal Home Loan Bank Discount Note, 2.345%, 08/28/2019 *	$10,000,000	9,964,394	1.7%
Repurchase agreement - 0.8%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $5,030,545 on 7-1-19, collateralized by $5,090,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $5,134,227, including interest)	5,030,000	5,030,000	0.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $14,992,219)		$14,994,394
Total Investments (Small Cap Index Trust) (Cost $502,552,312) - 103.5%		$607,034,384	103.5%
Other assets and liabilities, net - (3.5)%		(20,770,740)	(3.5)%
TOTAL NET ASSETS - 100.0%		$586,263,644	100.0%
Small Cap Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	211	Long	Sep 2019	$16,243,768	$16,532,905	$289,137
						$289,137

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.9%
Communication services - 2.3%		$3,256,360	2.3%
Consumer discretionary - 13.6%
Churchill Downs, Inc.	5,590	643,241	0.5%
Five Below, Inc. (A)	6,917	830,178	0.6%
Fox Factory Holding Corp. (A)	11,588	956,126	0.7%
Grand Canyon Education, Inc. (A)	10,742	1,257,029	0.9%
Lithia Motors, Inc., Class A	4,410	523,820	0.4%
Toll Brothers, Inc.	15,015	549,849	0.4%
OTHER SECURITIES		14,204,647	10.1%
		18,964,890
Consumer staples - 3.4%		4,706,737	3.4%
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Energy - 5.4%
Matador Resources Company (A)	27,454	$545,786	0.4%
OTHER SECURITIES		6,927,906	5.0%
		7,473,692
Financials - 21.9%
Ameris Bancorp	17,049	668,150	0.5%
Atlantic Union Bankshares Corp.	16,527	583,899	0.4%
People's United Financial, Inc.	34,274	575,118	0.4%
Pinnacle Financial Partners, Inc.	14,282	820,929	0.6%

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Stifel Financial Corp.	9,473	$559,475	0.4%
OTHER SECURITIES		27,308,485	19.6%
		30,516,056
Health care - 11.4%
Amicus Therapeutics, Inc. (A)	44,917	560,564	0.4%
AtriCure, Inc. (A)	19,393	578,687	0.4%
Cardiovascular Systems, Inc. (A)	19,916	854,994	0.6%
Catalent, Inc. (A)	17,910	970,901	0.7%
Global Blood Therapeutics, Inc. (A)	10,696	562,610	0.4%
Globus Medical, Inc., Class A (A)	15,752	666,310	0.5%
ICU Medical, Inc. (A)	3,039	765,554	0.6%
LHC Group, Inc. (A)	7,185	859,182	0.6%
Medidata Solutions, Inc. (A)	8,468	766,439	0.6%
Syneos Health, Inc. (A)	14,797	755,979	0.5%
Vericel Corp. (A)	32,789	619,384	0.5%
Wright Medical Group NV (A)	17,574	524,057	0.4%
OTHER SECURITIES		7,487,932	5.2%
		15,972,593
Industrials - 20.0%
AAR Corp.	19,657	723,180	0.5%
AECOM (A)	14,815	560,748	0.4%
Exponent, Inc.	15,274	894,140	0.6%
Forrester Research, Inc.	11,289	530,922	0.4%
John Bean Technologies Corp.	5,332	645,865	0.5%
Quanta Services, Inc.	13,216	504,719	0.4%
RBC Bearings, Inc. (A)	4,816	803,357	0.6%
Ritchie Brothers Auctioneers, Inc.	18,863	626,629	0.5%
SiteOne Landscape Supply, Inc. (A)	13,000	900,900	0.7%
Woodward, Inc.	6,777	766,885	0.6%
OTHER SECURITIES		21,043,356	14.8%
		28,000,701
Information technology - 14.5%
Arrow Electronics, Inc. (A)	9,245	658,891	0.5%
Avnet, Inc.	12,911	584,481	0.4%
EPAM Systems, Inc. (A)	4,259	737,233	0.5%
HubSpot, Inc. (A)	5,353	912,794	0.7%
Mimecast, Ltd. (A)	19,071	890,806	0.6%
Paylocity Holding Corp. (A)	10,805	1,013,725	0.7%
Rapid7, Inc. (A)	18,990	1,098,382	0.8%
Rogers Corp. (A)	5,477	945,221	0.7%
Silicon Laboratories, Inc. (A)	6,393	661,036	0.5%
Virtusa Corp. (A)	12,987	577,012	0.4%
OTHER SECURITIES		12,227,288	8.7%
		20,306,869
Materials - 5.2%
Balchem Corp.	7,815	781,266	0.6%
PolyOne Corp.	20,721	650,432	0.5%
Reliance Steel & Aluminum Company	6,723	636,130	0.5%
OTHER SECURITIES		5,199,725	3.6%
		7,267,553
Real estate - 1.1%
QTS Realty Trust, Inc., Class A	14,302	660,466	0.5%
STAG Industrial, Inc.	20,025	605,556	0.4%
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
OTHER SECURITIES		$298,245	0.2%
		1,564,267
Utilities - 0.1%		194,493	0.1%
TOTAL COMMON STOCKS (Cost $124,714,263)		$138,224,211
RIGHTS - 0.0%		5,895	0.0%
TOTAL RIGHTS (Cost $5,846)		$5,895
SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral Trust, 2.4614% (B)(C)	114,717	1,148,016	0.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,148,007)		$1,148,016
SHORT-TERM INVESTMENTS - 1.0%
Money market funds - 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.1654% (B)	979,143	979,143	0.7%
OTHER SECURITIES		319,111	0.3%
		1,298,254
TOTAL SHORT-TERM INVESTMENTS (Cost $1,298,254)		$1,298,254
Total Investments (Small Cap Opportunities Trust) (Cost $127,166,370) - 100.7%		$140,676,376	100.7%
Other assets and liabilities, net - (0.7)%		(961,936)	(0.7)%
TOTAL NET ASSETS - 100.0%		$139,714,440	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.9%
Communication services - 0.8%		$2,575,437	0.8%
Consumer discretionary - 17.7%
Acushnet Holdings Corp.	123,783	3,250,542	1.0%
Carter's, Inc.	49,600	4,837,984	1.6%
Century Communities, Inc. (A)	138,552	3,682,712	1.2%
Chegg, Inc. (A)	93,690	3,615,497	1.2%
Floor & Decor Holdings, Inc., Class A (A)	83,591	3,502,463	1.1%
Grand Canyon Education, Inc. (A)	30,529	3,572,504	1.1%
Marriott Vacations Worldwide Corp.	60,174	5,800,774	1.9%
Planet Fitness, Inc., Class A (A)	54,015	3,912,847	1.3%
Skyline Champion Corp. (A)	158,543	4,340,907	1.4%
Under Armour, Inc., Class C (A)	162,070	3,597,954	1.1%
Winnebago Industries, Inc.	86,224	3,332,558	1.1%
OTHER SECURITIES		11,512,588	3.7%
		54,959,330
Consumer staples - 2.1%
MGP Ingredients, Inc. (B)	50,779	3,367,155	1.1%

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
Performance Food Group Company (A)	81,796	$3,274,294	1.0%
		6,641,449
Energy - 0.8%		2,309,682	0.8%
Financials - 5.9%
Atlantic Union Bankshares Corp.	88,086	3,112,078	1.0%
BancorpSouth Bank	99,883	2,900,602	1.0%
MGIC Investment Corp. (A)	238,541	3,134,429	1.0%
Sterling Bancorp	163,761	3,484,834	1.1%
OTHER SECURITIES		5,486,087	1.8%
		18,118,030
Health care - 27.2%
Arena Pharmaceuticals, Inc. (A)	51,452	3,016,631	1.0%
Exact Sciences Corp. (A)	42,548	5,022,366	1.6%
Galapagos NV, ADR (A)	22,572	2,910,208	0.9%
Globus Medical, Inc., Class A (A)	68,928	2,915,654	0.9%
Haemonetics Corp. (A)	42,273	5,087,133	1.6%
Hill-Rom Holdings, Inc.	31,177	3,261,738	1.0%
HMS Holdings Corp. (A)	90,691	2,937,481	0.9%
Insulet Corp. (A)	56,425	6,736,017	2.2%
Merit Medical Systems, Inc. (A)	83,278	4,960,038	1.6%
Omnicell, Inc. (A)	73,115	6,290,083	2.0%
Penumbra, Inc. (A)(B)	26,288	4,206,080	1.4%
Tandem Diabetes Care, Inc. (A)	57,557	3,713,578	1.2%
OTHER SECURITIES		33,160,140	10.9%
		84,217,147
Industrials - 13.9%
Actuant Corp., Class A	142,316	3,530,860	1.1%
Aerojet Rocketdyne Holdings, Inc. (A)	90,995	4,073,846	1.3%
EnerSys	65,439	4,482,572	1.4%
ITT, Inc.	101,317	6,634,237	2.1%
Rexnord Corp. (A)	227,934	6,888,165	2.2%
The Brink's Company	56,978	4,625,474	1.5%
TriNet Group, Inc. (A)	59,250	4,017,150	1.3%
OTHER SECURITIES		8,923,742	3.0%
		43,176,046
Information technology - 18.8%
Entegris, Inc.	107,755	4,021,417	1.3%
Everbridge, Inc. (A)	49,061	4,387,035	1.4%
Five9, Inc. (A)	74,488	3,820,490	1.2%
Mimecast, Ltd. (A)	96,066	4,487,243	1.4%
Rapid7, Inc. (A)	49,612	2,869,558	0.9%
Science Applications International Corp.	56,784	4,915,223	1.6%
Zebra Technologies Corp., Class A (A)	16,003	3,352,468	1.1%
OTHER SECURITIES		30,433,388	9.9%
		58,286,822
Materials - 2.3%
Carpenter Technology Corp.	76,731	3,681,553	1.2%
Ingevity Corp. (A)	32,321	3,399,200	1.1%
		7,080,753
Real estate - 5.4%
Agree Realty Corp.	57,252	3,666,991	1.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	134,795	3,798,523	1.2%
Kennedy-Wilson Holdings, Inc.	163,003	3,352,972	1.1%
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
NexPoint Residential Trust, Inc.	77,606	$3,212,888	1.0%
OTHER SECURITIES		2,740,211	0.9%
		16,771,585
TOTAL COMMON STOCKS (Cost $256,293,605)		$294,136,281
PREFERRED SECURITIES - 0.8%
Consumer discretionary - 0.3%		1,033,955	0.3%
Information technology - 0.5%		1,495,874	0.5%
TOTAL PREFERRED SECURITIES (Cost $3,015,165)		$2,529,829
SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral Trust, 2.4614% (C)(D)	1,494,318	14,954,237	4.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,953,885)		$14,954,237
SHORT-TERM INVESTMENTS - 4.8%
Repurchase agreement - 4.8%
Societe Generale SA Tri-Party Repurchase Agreement dated 6-28-19 at 2.500% to be repurchased at $14,803,083 on 7-1-19, collateralized by $260,700 U.S. Treasury Bonds, 3.750% - 4.625% due 2-15-40 to 8-15-41 (valued at $343,828, including interest) and $14,553,300 U.S. Treasury Notes, 2.125% due 5-15-22 (valued at $14,752,182, including interest)	$14,800,000	14,800,000	4.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $14,800,000)		$14,800,000
Total Investments (Small Cap Stock Trust) (Cost $289,062,655) - 105.3%		$326,420,347	105.3%
Other assets and liabilities, net - (5.3)%		(16,519,968)	(5.3)%
TOTAL NET ASSETS - 100.0%		$309,900,379	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.3%
Consumer discretionary - 4.3%
Gentherm, Inc. (A)	137,759	$5,762,459	1.1%
TRI Pointe Group, Inc. (A)	488,175	5,843,455	1.2%
OTHER SECURITIES		10,477,825	2.0%
		22,083,739
Consumer staples - 4.1%
C&C Group PLC	1,954,573	8,683,616	1.7%
Cranswick PLC	186,861	6,132,404	1.2%

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
Spectrum Brands Holdings, Inc.	96,215	$5,173,481	1.0%
OTHER SECURITIES		668,007	0.2%
		20,657,508
Energy - 5.3%
SEACOR Holdings, Inc. (A)	116,453	5,532,682	1.1%
OTHER SECURITIES		21,220,384	4.2%
		26,753,066
Financials - 18.6%
Atlantic Union Bankshares Corp.	190,160	6,718,353	1.3%
Banc of California, Inc.	491,315	6,863,671	1.3%
First Busey Corp.	225,253	5,948,932	1.2%
First Midwest Bancorp, Inc.	506,036	10,358,557	2.0%
Flushing Financial Corp.	250,446	5,559,901	1.1%
Great Western Bancorp, Inc.	249,406	8,908,782	1.8%
International Bancshares Corp.	221,739	8,361,778	1.6%
Kemper Corp.	80,925	6,983,018	1.4%
Northwest Bancshares, Inc.	534,075	9,405,061	1.9%
Solar Capital, Ltd.	266,384	5,468,864	1.1%
White Mountains Insurance Group, Ltd.	4,940	5,046,012	1.0%
OTHER SECURITIES		14,652,889	2.9%
		94,275,818
Health care - 3.5%
Allscripts Healthcare Solutions, Inc. (A)	782,692	9,102,708	1.8%
OTHER SECURITIES		8,551,531	1.7%
		17,654,239
Industrials - 32.1%
ACCO Brands Corp.	735,800	5,790,746	1.1%
Albany International Corp., Class A	66,034	5,474,879	1.1%
American Woodmark Corp. (A)	97,320	8,235,218	1.6%
ESCO Technologies, Inc.	161,512	13,344,121	2.6%
Forrester Research, Inc.	150,768	7,090,619	1.4%
Forward Air Corp.	116,585	6,896,003	1.4%
GATX Corp.	86,465	6,855,810	1.3%
Huron Consulting Group, Inc. (A)	163,786	8,251,539	1.6%
ICF International, Inc.	71,225	5,185,180	1.0%
Luxfer Holdings PLC (B)	329,379	8,076,373	1.6%
Mueller Industries, Inc.	413,515	12,103,584	2.4%
Navigant Consulting, Inc.	256,190	5,941,046	1.2%
SP Plus Corp. (A)	159,153	5,081,755	1.0%
Steelcase, Inc., Class A	334,340	5,717,214	1.1%
Thermon Group Holdings, Inc. (A)	329,688	8,456,497	1.7%
TriMas Corp. (A)	426,568	13,210,811	2.6%
Tyman PLC	2,077,038	6,393,250	1.3%
Valmont Industries, Inc.	51,380	6,515,498	1.3%
OTHER SECURITIES		24,427,655	4.8%
		163,047,798
Information technology - 7.6%
Belden, Inc.	206,204	12,283,572	2.4%
CTS Corp.	202,940	5,597,085	1.1%
WNS Holdings, Ltd., ADR (A)	197,089	11,667,669	2.3%
OTHER SECURITIES		8,881,148	1.8%
		38,429,474
Materials - 6.4%
Neenah, Inc.	113,155	7,643,620	1.5%
Orion Engineered Carbons SA	428,875	9,182,214	1.8%
Sensient Technologies Corp.	122,180	8,977,786	1.8%
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials (continued)
Stepan Company	62,620	$5,755,404	1.1%
OTHER SECURITIES		871,429	0.2%
		32,430,453
Real estate - 11.4%
Alexander & Baldwin, Inc. (A)	361,500	8,350,650	1.6%
Brandywine Realty Trust	438,870	6,284,618	1.2%
Corporate Office Properties Trust	288,997	7,620,851	1.5%
Physicians Realty Trust	522,000	9,103,680	1.8%
PotlatchDeltic Corp.	228,977	8,925,523	1.8%
RPT Realty	665,632	8,060,804	1.6%
OTHER SECURITIES		9,769,970	1.9%
		58,116,096
Utilities - 2.0%		10,045,919	2.0%
TOTAL COMMON STOCKS (Cost $408,738,505)		$483,494,110
SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral Trust, 2.4614% (C)(D)	4,025	40,275	0.0%
TOTAL SECURITIES LENDING COLLATERAL (Cost $40,275)		$40,275
SHORT-TERM INVESTMENTS - 4.3%
Repurchase agreement - 4.3%
Bank of America Tri-Party Repurchase Agreement dated 6-28-19 at 2.500% to be repurchased at $22,004,583 on 7-1-19, collateralized by $21,571,800 Government National Mortgage Association, 4.000% due 2-20-49 (valued at $22,440,000, including interest)	$22,000,000	22,000,000	4.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $22,000,000)		$22,000,000
Total Investments (Small Cap Value Trust) (Cost $430,778,780) - 99.6%		$505,534,385	99.6%
Other assets and liabilities, net - 0.4%		1,826,593	0.4%
TOTAL NET ASSETS - 100.0%		$507,360,978	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.0%
Communication services - 2.1%
Cable One, Inc.	1,730	$2,025,813	1.3%
OTHER SECURITIES		1,114,171	0.8%
		3,139,984
Consumer discretionary - 9.7%
Aaron's, Inc.	31,336	1,924,344	1.3%
Cavco Industries, Inc. (A)	7,259	1,143,583	0.8%

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Dorman Products, Inc. (A)	14,532	$1,266,318	0.8%
Pool Corp.	9,004	1,719,764	1.1%
Strategic Education, Inc.	11,872	2,113,216	1.4%
OTHER SECURITIES		6,451,290	4.3%
		14,618,515
Consumer staples - 3.1%
Nomad Foods, Ltd. (A)	101,100	2,159,496	1.4%
Post Holdings, Inc. (A)	10,678	1,110,192	0.8%
OTHER SECURITIES		1,350,839	0.9%
		4,620,527
Energy - 4.4%		6,677,468	4.4%
Financials - 23.7%
BankUnited, Inc.	45,523	1,535,946	1.0%
Columbia Banking System, Inc.	39,000	1,411,020	0.9%
Glacier Bancorp, Inc.	29,507	1,196,509	0.8%
Home BancShares, Inc.	121,153	2,333,407	1.5%
National Bank Holdings Corp., Class A	35,085	1,273,586	0.8%
Popular, Inc.	20,955	1,136,599	0.8%
Prosperity Bancshares, Inc.	17,208	1,136,588	0.8%
Radian Group, Inc.	54,354	1,241,989	0.8%
Towne Bank	46,668	1,273,103	0.8%
WSFS Financial Corp.	38,015	1,570,020	1.0%
OTHER SECURITIES		21,744,482	14.5%
		35,853,249
Health care - 7.5%
Atrion Corp.	1,903	1,622,764	1.1%
Avanos Medical, Inc. (A)	27,378	1,193,955	0.8%
Molina Healthcare, Inc. (A)	7,713	1,104,039	0.7%
Quidel Corp. (A)	29,500	1,749,940	1.2%
The Ensign Group, Inc.	29,465	1,677,148	1.1%
OTHER SECURITIES		4,047,942	2.6%
		11,395,788
Industrials - 14.6%
Aegion Corp. (A)	62,000	1,140,800	0.7%
CIRCOR International, Inc. (A)	26,775	1,231,650	0.8%
Cubic Corp.	19,973	1,287,859	0.8%
ESCO Technologies, Inc.	17,503	1,446,098	1.0%
FTI Consulting, Inc. (A)	17,904	1,501,071	1.0%
Genesee & Wyoming, Inc., Class A (A)	13,102	1,310,200	0.9%
Landstar System, Inc.	16,298	1,760,021	1.2%
Stericycle, Inc. (A)	23,100	1,103,025	0.7%
Triumph Group, Inc.	75,269	1,723,660	1.1%
Universal Forest Products, Inc.	30,114	1,146,139	0.8%
OTHER SECURITIES		8,526,945	5.6%
		22,177,468
Information technology - 10.4%
Belden, Inc.	42,800	2,549,597	1.7%
Cabot Microelectronics Corp.	10,122	1,114,230	0.7%
Knowles Corp. (A)	64,551	1,181,929	0.8%
Littelfuse, Inc.	11,835	2,093,730	1.4%
OTHER SECURITIES		8,840,835	5.8%
		15,780,321
Materials - 3.8%
Carpenter Technology Corp.	22,610	1,084,828	0.7%
Myers Industries, Inc.	58,735	1,131,823	0.8%
OTHER SECURITIES		3,561,283	2.3%
		5,777,934
Real estate - 11.0%
EastGroup Properties, Inc.	14,255	1,653,295	1.1%
Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
Healthcare Realty Trust, Inc.	41,359	$1,295,364	0.8%
JBG SMITH Properties	35,830	1,409,552	0.9%
PS Business Parks, Inc.	7,729	1,302,568	0.9%
Terreno Realty Corp.	35,888	1,759,948	1.2%
OTHER SECURITIES		9,277,044	6.1%
		16,697,771
Utilities - 7.7%
Chesapeake Utilities Corp.	19,197	1,824,099	1.2%
NorthWestern Corp.	18,466	1,332,322	0.9%
ONE Gas, Inc.	21,353	1,928,176	1.3%
PNM Resources, Inc.	41,987	2,137,558	1.4%
Southwest Gas Holdings, Inc.	12,232	1,096,232	0.7%
OTHER SECURITIES		3,364,032	2.2%
		11,682,419
TOTAL COMMON STOCKS (Cost $119,354,102)		$148,421,444
SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral Trust, 2.4614% (B)(C)	217,171	2,173,313	1.4%
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,173,345)		$2,173,313
SHORT-TERM INVESTMENTS - 1.8%
Money market funds - 1.8%
T. Rowe Price Government Reserve Fund, 2.4372% (B)	2,248,488	2,248,488	1.5%
OTHER SECURITIES		397,260	0.3%
		2,645,748
TOTAL SHORT-TERM INVESTMENTS (Cost $2,645,748)		$2,645,748
Total Investments (Small Company Value Trust) (Cost $124,173,195) - 101.2%		$153,240,505	101.2%
Other assets and liabilities, net - (1.2)%		(1,770,245)	(1.2)%
TOTAL NET ASSETS - 100.0%		$151,470,260	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.7%
Communication services - 7.5%
Alphabet, Inc., Class A (A)	65,682	$71,120,470	0.7%
Alphabet, Inc., Class C (A)	67,221	72,659,851	0.8%
AT&T, Inc.	1,600,751	53,641,166	0.6%
Comcast Corp., Class A	993,570	42,008,140	0.4%
Facebook, Inc., Class A (A)	526,993	101,709,649	1.1%
Netflix, Inc. (A)	95,904	35,227,457	0.4%
The Walt Disney Company	382,929	53,472,206	0.6%
Verizon Communications, Inc.	907,129	51,824,280	0.5%
OTHER SECURITIES		257,132,158	2.4%
		738,795,377
Consumer discretionary - 10.2%
Amazon.com, Inc. (A)	90,714	171,778,774	1.8%
McDonald's Corp.	167,495	34,782,012	0.4%
The Home Depot, Inc.	241,359	50,195,431	0.5%
Toyota Motor Corp.	502,000	31,156,038	0.3%

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
OTHER SECURITIES		$715,223,877	7.2%
		1,003,136,132
Consumer staples - 7.9%
Nestle SA	673,224	69,693,637	0.7%
PepsiCo, Inc.	307,504	40,323,000	0.4%
The Coca-Cola Company	842,211	42,885,384	0.5%
The Procter & Gamble Company	550,193	60,328,662	0.6%
Walmart, Inc.	306,837	33,902,420	0.4%
OTHER SECURITIES		525,621,021	5.3%
		772,754,124
Energy - 4.9%
BP PLC	4,452,550	31,019,849	0.3%
Chevron Corp.	417,866	51,999,245	0.6%
Exxon Mobil Corp.	928,078	71,118,617	0.7%
Royal Dutch Shell PLC, A Shares	972,892	31,752,821	0.3%
Royal Dutch Shell PLC, B Shares	823,327	26,977,687	0.3%
TOTAL SA	522,522	29,310,222	0.3%
OTHER SECURITIES		236,858,946	2.4%
		479,037,387
Financials - 14.9%
AIA Group, Ltd.	2,654,335	28,663,894	0.3%
Bank of America Corp.	1,939,531	56,246,399	0.6%
Berkshire Hathaway, Inc., Class B (A)	425,047	90,607,269	0.9%
Citigroup, Inc.	507,228	35,521,177	0.4%
HSBC Holdings PLC	4,406,632	36,778,893	0.4%
JPMorgan Chase & Co.	711,536	79,549,725	0.8%
State Street Corp.	81,866	4,589,408	0.1%
Wells Fargo & Company	887,127	41,978,850	0.4%
OTHER SECURITIES		1,086,025,258	11.0%
		1,459,960,873
Health care - 12.6%
Abbott Laboratories	387,010	32,547,541	0.3%
Johnson & Johnson	582,381	81,114,026	0.8%
Merck & Company, Inc.	564,747	47,354,036	0.5%
Novartis AG	476,539	43,504,079	0.5%
Pfizer, Inc.	1,217,764	52,753,536	0.6%
Roche Holding AG	154,426	43,422,682	0.5%
UnitedHealth Group, Inc.	208,457	50,865,593	0.5%
OTHER SECURITIES		879,596,456	8.9%
		1,231,157,949
Industrials - 11.5%
The Boeing Company	114,776	41,779,612	0.4%
OTHER SECURITIES		1,085,404,844	11.1%
		1,127,184,456
Information technology - 15.5%
Adobe, Inc. (A)	107,046	31,541,104	0.3%
Apple, Inc.	958,767	189,759,165	2.0%
Cisco Systems, Inc.	938,991	51,390,977	0.5%
Intel Corp.	982,018	47,009,202	0.5%
Mastercard, Inc., Class A	197,139	52,149,180	0.5%
Microsoft Corp.	1,680,846	225,166,055	2.3%
Oracle Corp.	532,296	30,324,903	0.3%
PayPal Holdings, Inc. (A)	257,753	29,502,408	0.3%
SAP SE	215,987	29,610,056	0.3%
Visa, Inc., Class A	381,429	66,197,003	0.7%
OTHER SECURITIES		760,154,106	7.8%
		1,512,804,159
Materials - 4.5%		435,243,634	4.5%
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate - 3.8%		$372,425,674	3.8%
Utilities - 3.4%		334,425,158	3.4%
TOTAL COMMON STOCKS (Cost $5,786,204,999)		$9,466,924,923
PREFERRED SECURITIES - 0.1%
Communication services - 0.0%		25,769	0.0%
Consumer discretionary - 0.1%		9,787,600	0.1%
Consumer staples - 0.0%		3,827,181	0.0%
Health care - 0.0%		1,604,785	0.0%
Materials - 0.0%		614,502	0.0%
TOTAL PREFERRED SECURITIES (Cost $13,852,141)		$15,859,837
RIGHTS - 0.0%		296,929	0.0%
TOTAL RIGHTS (Cost $301,725)		$296,929
SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral Trust, 2.4614% (B)(C)	10,544,397	105,521,994	1.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $105,510,642)		$105,521,994
SHORT-TERM INVESTMENTS - 2.7%
U.S. Government Agency - 2.1%
Federal Home Loan Bank Discount Note, 2.165%, 09/13/2019 *	$40,000,000	39,822,400	0.4%
Federal Home Loan Bank Discount Note, 2.205%, 08/02/2019 *	50,000,000	49,901,778	0.5%
Federal Home Loan Bank Discount Note, 2.205%, 08/05/2019 *	30,000,000	29,935,542	0.3%
Federal Home Loan Bank Discount Note, 2.270%, 09/04/2019 *	10,000,000	9,961,000	0.1%
Federal Home Loan Bank Discount Note, 2.345%, 08/28/2019 *	5,000,000	4,982,197	0.0%
Federal Home Loan Bank Discount Note, 2.375%, 07/10/2019 *	2,000,000	1,998,900	0.0%
Federal Home Loan Bank Discount Note, 2.400%, 07/30/2019 *	5,000,000	4,991,139	0.1%
Federal Home Loan Bank Discount Note, 2.400%, 10/18/2019 *	35,000,000	34,774,279	0.4%
Federal Home Loan Bank Discount Note, 2.405%, 07/22/2019 *	2,000,000	1,997,433	0.0%
Federal Home Loan Bank Discount Note, 2.405%, 07/26/2019 *	31,000,000	30,952,639	0.3%
		209,317,307

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement - 0.6%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $53,240,767 on 7-1-19, collateralized by $53,845,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $54,312,859, including interest)	$53,235,000	$53,235,000	0.6%
	TOTAL SHORT-TERM INVESTMENTS (Cost $262,485,633)	$262,552,307
	Total Investments (Strategic Equity Allocation Trust) (Cost $6,168,355,140) - 100.6%	$9,851,155,990	100.6%
	Other assets and liabilities, net - (0.6)%	(58,758,996)	(0.6)%
	TOTAL NET ASSETS - 100.0%	$9,792,396,994	100.0%
Strategic Equity Allocation Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	1,062	Long	Sep 2019	$100,967,248	$102,127,230	$1,159,982
Russell 2000 E-Mini Index Futures	157	Long	Sep 2019	12,084,714	12,301,735	217,021
S&P 500 Index E-Mini Futures	1,214	Long	Sep 2019	177,758,999	178,655,275	896,276
S&P Mid 400 Index E-Mini Futures	118	Long	Sep 2019	22,648,713	23,010,000	361,287
						$2,634,566

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.2%
Communication services - 9.7%
Alphabet, Inc., Class C (A)	16,467	$17,799,345	2.3%
AT&T, Inc.	172,252	5,772,165	0.8%
Comcast Corp., Class A	107,726	4,554,655	0.6%
Facebook, Inc., Class A (A)	68,074	13,138,282	1.7%
Netflix, Inc. (A)	10,351	3,802,129	0.5%
The Walt Disney Company	43,390	6,058,980	0.8%
Verizon Communications, Inc.	97,763	5,585,200	0.7%
OTHER SECURITIES		17,508,732	2.3%
		74,219,488
Consumer discretionary - 10.5%
Amazon.com, Inc. (A)	11,584	21,935,810	2.9%
McDonald's Corp.	18,226	3,784,811	0.5%
NIKE, Inc., Class B	37,593	3,155,932	0.4%
The Home Depot, Inc.	26,722	5,557,374	0.7%
OTHER SECURITIES		45,672,676	6.0%
		80,106,603
Consumer staples - 7.1%
Costco Wholesale Corp.	10,368	2,739,848	0.4%
PepsiCo, Inc.	33,422	4,382,627	0.6%
Philip Morris International, Inc.	36,842	2,893,202	0.4%
The Coca-Cola Company	100,827	5,134,111	0.7%
The Procter & Gamble Company	58,856	6,453,560	0.9%
Walmart, Inc.	68,722	7,593,094	1.0%
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
OTHER SECURITIES		$24,866,646	3.1%
		54,063,088
Energy - 5.2%
Chevron Corp.	45,244	5,630,163	0.8%
Exxon Mobil Corp.	100,232	7,680,778	1.0%
OTHER SECURITIES		26,740,122	3.4%
		40,051,063
Financials - 13.4%
Bank of America Corp.	232,529	6,743,341	0.9%
Berkshire Hathaway, Inc., Class B (A)	58,268	12,420,990	1.6%
Citigroup, Inc.	57,792	4,047,174	0.5%
JPMorgan Chase & Co.	78,706	8,799,331	1.2%
State Street Corp.	8,879	497,757	0.1%
Wells Fargo & Company	111,424	5,272,584	0.7%
OTHER SECURITIES		64,924,570	8.4%
		102,705,747
Health care - 12.8%
Abbott Laboratories	41,719	3,508,568	0.5%
Amgen, Inc.	15,148	2,791,473	0.4%
Johnson & Johnson	63,496	8,843,723	1.2%
Merck & Company, Inc.	61,678	5,171,700	0.7%
Pfizer, Inc.	137,051	5,937,049	0.8%
Thermo Fisher Scientific, Inc.	9,539	2,801,414	0.4%

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
UnitedHealth Group, Inc.	22,809	$5,565,624	0.7%
OTHER SECURITIES		62,937,239	8.1%
		97,556,790
Industrials - 9.7%
Honeywell International, Inc.	17,475	3,050,960	0.4%
The Boeing Company	13,462	4,900,303	0.7%
Union Pacific Corp.	17,451	2,951,139	0.4%
OTHER SECURITIES		63,459,670	8.2%
		74,362,072
Information technology - 20.6%
Adobe, Inc. (A)	11,619	3,423,538	0.5%
Apple, Inc.	112,366	22,239,479	2.9%
Broadcom, Inc.	9,794	2,819,301	0.4%
Cisco Systems, Inc.	106,483	5,827,815	0.8%
IBM Corp.	21,500	2,964,850	0.4%
Intel Corp.	107,911	5,165,700	0.7%
Mastercard, Inc., Class A	24,525	6,487,598	0.9%
Microsoft Corp.	181,947	24,373,605	3.2%
Oracle Corp.	85,121	4,849,343	0.7%
PayPal Holdings, Inc. (A)	27,984	3,203,049	0.4%
salesforce.com, Inc. (A)	18,221	2,764,672	0.4%
Visa, Inc., Class A	47,857	8,305,582	1.1%
OTHER SECURITIES		64,590,818	8.2%
		157,015,350
Materials - 2.5%		18,827,608	2.5%
Real estate - 3.7%		28,523,051	3.7%
Utilities - 3.0%		22,889,944	3.0%
TOTAL COMMON STOCKS (Cost $380,226,949)		$750,320,804
PREFERRED SECURITIES - 0.0%
Communication services - 0.0%		4,920	0.0%
Industrials - 0.0%		13,236	0.0%
TOTAL PREFERRED SECURITIES (Cost $14,563)		$18,156
RIGHTS - 0.0%		5,805	0.0%
TOTAL RIGHTS (Cost $12,419)		$5,805
WARRANTS - 0.0%		580	0.0%
TOTAL WARRANTS (Cost $60,737)		$580
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral Trust, 2.4614% (B)(C)	630,056	$6,305,224	0.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $6,305,140)		$6,305,224
SHORT-TERM INVESTMENTS - 1.7%
U.S. Government Agency - 1.2%
Federal Home Loan Bank Discount Note, 2.405%, 07/22/2019 *	$9,000,000	8,988,450	1.2%
Repurchase agreement - 0.5%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $3,891,422 on 7-1-19, collateralized by $3,935,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $3,969,191, including interest)	3,891,000	3,891,000	0.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $12,878,374)		$12,879,450
Total Investments (Total Stock Market Index Trust) (Cost $399,498,182) - 100.7%		$769,530,019	100.7%
Other assets and liabilities, net - (0.7)%		(5,123,022)	(0.7)%
TOTAL NET ASSETS - 100.0%		$764,406,997	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	26	Long	Sep 2019	$2,001,195	$2,037,230	$36,035
S&P 500 Index Futures	13	Long	Sep 2019	9,420,054	9,568,650	148,596
S&P Mid 400 Index E-Mini Futures	16	Long	Sep 2019	3,065,824	3,120,000	54,176
						$238,807

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Utilities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 90.5%
Communication services - 17.1%
Advanced Info Service PCL, Foreign Quota Shares	395,500	$2,814,226	1.0%
Altice USA, Inc., Class A (A)	235,733	5,740,099	2.1%
Cellnex Telecom SA (A)(B)	77,428	2,864,330	1.0%
Charter Communications, Inc., Class A (A)	7,974	3,151,165	1.1%
Comcast Corp., Class A	135,304	5,720,653	2.1%
Hellenic Telecommunications Organization SA	165,777	2,449,309	0.9%
KDDI Corp.	92,300	2,348,728	0.8%
Millicom International Cellular SA	60,249	3,391,504	1.2%
Millicom International Cellular SA (C)	5,232	292,285	0.1%
Mobile TeleSystems PJSC, ADR	175,136	1,630,516	0.6%
NOS SGPS SA	417,209	2,742,843	1.0%
Rogers Communications, Inc., Class B (C)	31,798	1,702,142	0.6%
Tele2 AB, B Shares	266,464	3,891,758	1.4%
TELUS Corp.	102,691	3,796,168	1.4%
OTHER SECURITIES		4,857,755	1.8%
		47,393,481
Energy - 12.8%
Cheniere Energy, Inc. (A)	71,148	4,870,081	1.7%
Enbridge, Inc.	128,104	4,627,024	1.7%
Enterprise Products Partners LP	220,099	6,354,258	2.3%
EQM Midstream Partners LP (C)	78,342	3,500,321	1.3%
Plains GP Holdings LP, Class A (A)	65,243	1,629,118	0.6%
TC Energy Corp.	127,560	6,323,695	2.3%
The Williams Companies, Inc.	140,404	3,936,928	1.4%
OTHER SECURITIES		4,206,614	1.5%
		35,448,039
Real estate - 1.6%
American Tower Corp.	22,218	4,542,470	1.6%
Utilities - 59.0%
AES Corp.	216,854	3,634,473	1.3%
AltaGas, Ltd. (C)	252,545	3,820,333	1.4%
American Electric Power Company, Inc.	76,820	6,760,928	2.4%
CenterPoint Energy, Inc.	217,948	6,239,851	2.3%
China Resources Gas Group, Ltd.	684,000	3,396,526	1.2%
Dominion Energy, Inc.	45,136	3,489,916	1.3%
Duke Energy Corp.	35,697	3,149,903	1.1%
Edison International	53,001	3,572,797	1.3%
EDP - Energias de Portugal SA	726,795	2,762,140	1.0%
EDP Renovaveis SA	1,418,443	14,550,064	5.2%
Emera, Inc.	69,070	2,822,294	1.0%
Enel SpA	1,037,978	7,240,673	2.6%
Entergy Corp.	77,790	8,006,925	2.9%
Evergy, Inc.	86,784	5,220,058	1.9%
Exelon Corp.	265,447	12,725,529	4.6%
FirstEnergy Corp.	247,387	10,590,637	3.8%
Iberdrola SA	664,237	6,613,261	2.4%
National Grid PLC	266,369	2,832,797	1.0%
NextEra Energy Partners LP (C)	64,129	3,094,224	1.1%
Utilities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Utilities (continued)
NextEra Energy, Inc.	51,599	$10,570,571	3.8%
NiSource, Inc.	97,192	2,799,130	1.0%
NRG Energy, Inc.	140,142	4,921,787	1.8%
Public Service Enterprise Group, Inc.	143,691	8,451,905	3.0%
RWE AG	138,240	3,411,152	1.2%
Sempra Energy	49,439	6,794,896	2.4%
SSE PLC	319,858	4,559,043	1.6%
Vistra Energy Corp.	247,191	5,596,404	2.0%
OTHER SECURITIES		6,584,479	2.4%
		164,212,696
TOTAL COMMON STOCKS (Cost $210,714,970)		$251,596,686
PREFERRED SECURITIES - 6.3%
Utilities - 6.3%
American Electric Power Company, Inc., 6.125%	4,650	248,822	0.1%
CenterPoint Energy, Inc., 7.000%	40,541	2,035,969	0.7%
Dominion Energy, Inc., 6.750%	58,360	2,934,924	1.1%
Dominion Energy, Inc., 7.250%	19,576	2,027,291	0.7%
NextEra Energy, Inc., 6.123%	62,296	4,044,879	1.4%
Sempra Energy, 6.000%	13,847	1,543,802	0.6%
Sempra Energy, 6.750%	13,883	1,541,291	0.5%
Vistra Energy Corp., 7.000%	20,156	1,865,841	0.7%
OTHER SECURITIES		1,332,315	0.5%
		17,575,134
TOTAL PREFERRED SECURITIES (Cost $16,089,959)		$17,575,134
SECURITIES LENDING COLLATERAL - 2.3%
John Hancock Collateral Trust, 2.4614% (D)(E)	644,097	6,445,741	2.3%
TOTAL SECURITIES LENDING COLLATERAL (Cost $6,445,770)		$6,445,741
SHORT-TERM INVESTMENTS - 3.2%
Money market funds - 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.1654% (D)	8,929,652	8,929,652	3.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $8,929,652)		$8,929,652
Total Investments (Utilities Trust) (Cost $242,180,351) - 102.3%		$284,547,213	102.3%
Other assets and liabilities, net - (2.3)%		(6,303,568)	(2.3)%
TOTAL NET ASSETS - 100.0%		$278,243,645	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-19.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	64,884	USD	48,212	BNP	7/12/2019	$1,347	—
CAD	403,930	USD	300,816	CITI	7/12/2019	7,709	—
CAD	538,735	USD	402,376	MLI	7/12/2019	9,114	—
CAD	551,020	USD	409,994	MSCS	7/12/2019	10,880	—
EUR	96,474	USD	109,759	BNP	7/12/2019	34	—
EUR	681,769	USD	770,322	CITI	7/12/2019	5,571	—
EUR	525,944	USD	591,504	MLI	7/12/2019	7,052	—
EUR	1,522,555	USD	1,713,260	MSCS	7/12/2019	19,499	—
GBP	278,000	USD	355,244	MSCS	7/12/2019	—	($2,018)
SEK	745,296	USD	79,014	CITI	7/12/2019	1,307	—
SEK	1,220,267	USD	129,591	MLI	7/12/2019	1,917	—
USD	26,987	CAD	35,602	BNP	7/12/2019	—	(207)
USD	710,027	CAD	955,392	CITI	7/12/2019	—	(19,709)
USD	14,194,108	CAD	18,860,866	MLI	7/12/2019	—	(211,982)
USD	1,299,803	CAD	1,748,474	MSCS	7/12/2019	—	(35,697)
USD	2,390,014	EUR	2,129,889	BNP	7/12/2019	—	(33,926)
USD	1,071,585	EUR	946,014	CITI	7/12/2019	—	(5,035)
USD	21,569,257	EUR	18,971,324	JPM	7/12/2019	—	(21,242)
USD	662	EUR	589	MLI	7/12/2019	—	(8)
USD	5,915,756	EUR	5,209,182	DB	9/17/2019	—	(43,369)
USD	350,206	GBP	275,439	BNP	7/12/2019	234	—
USD	1,426,315	GBP	1,121,208	CITI	7/12/2019	1,709	—
USD	2,990,613	GBP	2,278,849	DB	7/12/2019	95,110	—
USD	987,833	GBP	775,346	MLI	7/12/2019	2,679	—
USD	85,325	GBP	67,363	MSCS	7/12/2019	—	(266)
USD	252,720	SEK	2,399,126	CITI	7/12/2019	—	(5,833)
USD	4,444,823	SEK	40,801,521	JPM	7/12/2019	47,660	—
USD	56,455	SEK	519,471	MLI	7/12/2019	471	—
						$212,293	($379,292)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
SEK	Swedish Krona
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 6-30-19:
Capital Appreciation Trust
United States	86.6%
China	4.7%
France	3.7%
Canada	1.7%
United Kingdom	1.4%
Netherlands	1.3%
Other countries	0.6%
TOTAL	100.0%
Financial Industries Trust
United States	84.6%
United Kingdom	5.8%
Bermuda	2.0%
Switzerland	1.7%
Spain	1.5%
France	1.4%
Norway	1.2%
Other countries	1.8%
TOTAL	100.0%
Health Sciences Trust
United States	87.2%
Switzerland	4.3%
United Kingdom	2.1%
Netherlands	1.5%
Denmark	1.1%
Japan	1.0%
Other countries	2.8%
TOTAL	100.0%
Mid Value Trust
United States	85.3%
Canada	6.9%
Ireland	2.4%
Denmark	1.8%
Switzerland	1.0%
Other countries	2.6%
TOTAL	100.0%
Mutual Shares Trust
United States	81.4%
United Kingdom	6.5%
Ireland	3.9%
Switzerland	3.9%
Netherlands	2.6%
South Korea	1.7%
TOTAL	100.0%
Science & Technology Trust
United States	82.9%
China	5.7%
South Korea	3.8%
Germany	1.9%
South Africa	1.3%
Netherlands	1.3%
Russia	1.3%
Other countries	1.8%
TOTAL	100.0%
Small Cap Value Trust
United States	89.0%
United Kingdom	4.1%
India	2.3%
Luxembourg	1.8%
Ireland	1.7%
Monaco	1.0%
Other countries	0.1%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.0%
Japan	7.5%
United Kingdom	5.3%
France	3.5%
Switzerland	3.3%
Germany	2.7%
Australia	2.3%
Netherlands	1.5%
Hong Kong	1.2%
Other countries	5.7%
TOTAL	100.0%
Utilities Trust
United States	63.7%
Spain	8.6%
Canada	8.3%
United Kingdom	3.2%
Italy	2.6%
Portugal	2.0%
Sweden	1.4%
Luxembourg	1.3%
Germany	1.2%
Hong Kong	1.2%
Other countries	6.5%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.
53

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value	$5,676,539,225	$1,384,611,743	$211,727,617	$838,689,362
Affiliated investments, at value	4,505,744	—	—	—
Repurchase agreements, at value	18,592,000	—	—	—
Total investments, at value	5,699,636,969	1,384,611,743	211,727,617	838,689,362
Receivable for futures variation margin	646,793	—	—	—
Cash	12,691	—	—	—
Collateral held at broker for futures contracts	7,214,000	—	—	—
Dividends and interest receivable	4,573,768	—	—	—
Receivable for fund shares sold	—	48,533	12,943	371,319
Receivable for investments sold	—	430,612	1,193,704	—
Receivable from affiliates	117,834	—	—	—
Other assets	93,542	3,558	1,992	2,829
Total assets	5,712,295,597	1,385,094,446	212,936,256	839,063,510
Liabilities
Due to custodian	—	308	45	186
Payable for investments purchased	2,733,999	—	—	61,370
Payable for fund shares repurchased	7,568,921	455,434	1,203,169	296,184
Payable upon return of securities loaned	4,508,300	—	—	—
Payable to affiliates
Accounting and legal services fees	494,400	124,437	18,760	75,306
Trustees' fees	992	650	102	387
Other liabilities and accrued expenses	449,141	38,875	19,215	24,535
Total liabilities	15,755,753	619,704	1,241,291	457,968
Net assets	$5,696,539,844	$1,384,474,742	$211,694,965	$838,605,542
Net assets consist of
Paid-in capital	$2,701,514,656	$860,419,086	$159,332,205	$551,434,875
Total distributable earnings (loss)	2,995,025,188	524,055,656	52,362,760	287,170,667
Net assets	$5,696,539,844	$1,384,474,742	$211,694,965	$838,605,542
Unaffiliated investments, including repurchase agreements, at cost	$2,861,951,379	$1,082,732,764	$192,895,352	$794,832,955
Affiliated investments, at cost	$4,505,880	—	—	—
Securities loaned, at value	$4,407,299	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$3,595,964,053	$292,862,879	$23,614,787	$137,124,632
Shares outstanding	101,928,940	22,130,681	1,426,703	7,114,461
Net asset value, offering price and redemption price per share	$35.28	$13.23	$16.55	$19.27
Series II
Net assets	$73,198,046	$970,692,613	$158,904,124	$612,451,426
Shares outstanding	2,075,358	73,377,803	9,630,863	32,001,698
Net asset value, offering price and redemption price per share	$35.27	$13.23	$16.50	$19.14
Series III
Net assets	—	$120,919,250	$29,176,054	$89,029,484
Shares outstanding	—	9,122,616	1,765,753	4,642,315
Net asset value, offering price and redemption price per share	—	$13.25	$16.52	$19.18
Series NAV
Net assets	$2,027,377,745	—	—	—
Shares outstanding	57,461,421	—	—	—
Net asset value, offering price and redemption price per share	$35.28	—	—	—
The accompanying notes are an integral part of the financial statements.
54

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Unaffiliated investments, at value	$991,135,862	$476,390,755	$2,131,099,427	$514,803,199
Affiliated investments, at value	—	—	1,813,891	10,455,875
Total investments, at value	991,135,862	476,390,755	2,132,913,318	525,259,074
Dividends and interest receivable	—	—	471,785	259,400
Receivable for fund shares sold	—	2,598,218	163,554	29,681
Receivable for investments sold	1,738,683	—	3,526,522	2,047,979
Receivable for securities lending income	—	—	1,173	4,247
Other assets	3,022	2,360	35,365	20,524
Total assets	992,877,567	478,991,333	2,137,111,717	527,620,905
Liabilities
Due to custodian	220	106	—	—
Payable for investments purchased	—	2,582,322	3,476,720	1,864,865
Payable for fund shares repurchased	1,723,363	7,442	338,447	149,579
Payable upon return of securities loaned	—	—	1,806,100	10,455,380
Payable to affiliates
Accounting and legal services fees	88,938	42,763	189,477	45,908
Trustees' fees	441	254	425	713
Other liabilities and accrued expenses	30,922	21,653	139,927	76,071
Total liabilities	1,843,884	2,654,540	5,951,096	12,592,516
Net assets	$991,033,683	$476,336,793	$2,131,160,621	$515,028,389
Net assets consist of
Paid-in capital	$707,651,456	$416,828,378	$921,788,457	$27,297,670
Total distributable earnings (loss)	283,382,227	59,508,415	1,209,372,164	487,730,719
Net assets	$991,033,683	$476,336,793	$2,131,160,621	$515,028,389
Unaffiliated investments, including repurchase agreements, at cost	$936,573,077	$453,527,645	$1,366,489,688	$403,660,557
Affiliated investments, at cost	—	—	$1,813,926	$10,455,757
Securities loaned, at value	—	—	$1,767,540	$10,164,094
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$267,473,261	$123,012,871	$328,704,867	$189,522,451
Shares outstanding	15,367,341	6,076,609	8,787,385	12,975,128
Net asset value, offering price and redemption price per share	$17.41	$20.24	$37.41	$14.61
Series II
Net assets	$521,595,019	$316,084,412	$133,947,108	$63,051,719
Shares outstanding	30,091,584	15,632,008	3,690,358	4,497,730
Net asset value, offering price and redemption price per share	$17.33	$20.22	$36.30	$14.02
Series III
Net assets	$201,965,403	$37,239,510	—	—
Shares outstanding	11,613,502	1,843,992	—	—
Net asset value, offering price and redemption price per share	$17.39	$20.20	—	—
Series NAV
Net assets	—	—	$1,668,508,646	$262,454,219
Shares outstanding	—	—	44,584,214	17,929,738
Net asset value, offering price and redemption price per share	—	—	$37.42	$14.64
The accompanying notes are an integral part of the financial statements.
55

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	Capital Appreciation Value Trust	Emerging Markets Value Trust	Equity Income Trust	Financial Industries Trust
Unaffiliated investments, at value	$406,956,373	$218,163,181	$1,602,064,620	$164,400,536
Affiliated investments, at value	903,214	5,499,378	7,881,214	—
Repurchase agreements, at value	2,030,000	—	—	864,000
Total investments, at value	409,889,587	223,662,559	1,609,945,834	165,264,536
Unrealized appreciation on forward foreign currency contracts	—	—	—	20,723
Receivable for futures variation margin	—	—	11,935	—
Cash	23,891	1,742,610	14,381	344
Foreign currency, at value	—	971,589	183,856	52
Collateral held at broker for futures contracts	—	83,020	139,000	—
Dividends and interest receivable	1,184,100	699,115	2,880,396	301,749
Receivable for fund shares sold	—	358,341	—	—
Receivable for investments sold	871,552	9,418	6,944,122	—
Receivable for securities lending income	2,214	3,423	4,165	136
Interfund lending receivable	3,780	—	—	—
Other assets	9,368	13,534	35,299	5,881
Total assets	411,984,492	227,543,609	1,620,158,988	165,593,421
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	—	86,347
Written options, at value	3,321,028	—	—	—
Payable for futures variation margin	—	3,220	—	—
Payable for investments purchased	577,848	373,692	5,147,967	181,914
Payable for fund shares repurchased	58,037	—	998,451	265,156
Payable upon return of securities loaned	903,075	5,492,657	7,919,165	—
Payable to affiliates
Accounting and legal services fees	35,443	18,797	141,385	15,148
Trustees' fees	130	739	756	149
Other liabilities and accrued expenses	55,783	96,737	105,606	31,927
Total liabilities	4,951,344	5,985,842	14,313,330	580,641
Net assets	$407,033,148	$221,557,767	$1,605,845,658	$165,012,780
Net assets consist of
Paid-in capital	$303,797,502	$269,207,915	$1,120,836,050	$123,629,713
Total distributable earnings (loss)	103,235,646	(47,650,148)	485,009,608	41,383,067
Net assets	$407,033,148	$221,557,767	$1,605,845,658	$165,012,780
Unaffiliated investments, including repurchase agreements, at cost	$354,909,464	$227,329,533	$1,341,887,803	$145,678,309
Affiliated investments, at cost	$903,256	$5,499,214	$7,880,929	—
Foreign currency, at cost	—	$965,350	$181,569	$52
Premiums received on written options	$2,071,734	—	—	—
Securities loaned, at value	$880,188	$6,191,636	$7,622,257	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$7,315,209	$6,033,508	$229,195,668	$124,040,298
Shares outstanding	571,347	630,836	14,512,020	8,783,515
Net asset value, offering price and redemption price per share	$12.80	$9.56	$15.79	$14.12
Series II
Net assets	$283,822,620	$36,315,506	$120,180,564	$15,889,794
Shares outstanding	22,284,341	3,799,879	7,655,496	1,136,987
Net asset value, offering price and redemption price per share	$12.74	$9.56	$15.70	$13.98
Series NAV
Net assets	$115,895,319	$179,208,753	$1,256,469,426	$25,082,688
Shares outstanding	9,072,752	18,762,502	79,952,506	1,780,187
Net asset value, offering price and redemption price per share	$12.77	$9.55	$15.72	$14.09
The accompanying notes are an integral part of the financial statements.
56

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Trust	Health Sciences Trust
Unaffiliated investments, at value	$1,708,530,686	$657,842,777	$186,579,231	$300,088,340
Affiliated investments, at value	—	—	2,454,829	—
Repurchase agreements, at value	60,772,000	9,722,000	—	—
Total investments, at value	1,769,302,686	667,564,777	189,034,060	300,088,340
Cash	142,201	77,025	815,560	—
Foreign currency, at value	25	—	220,227	9,642
Dividends and interest receivable	797,055	341,399	473,352	176,686
Receivable for fund shares sold	—	47,111	1,257,619	169,506
Receivable for investments sold	6,395,268	7,030,161	2,562,600	1,193,236
Receivable for securities lending income	—	—	4,006	—
Other assets	35,043	16,977	6,269	7,199
Total assets	1,776,672,278	675,077,450	194,373,693	301,644,609
Liabilities
Foreign capital gains tax payable	—	—	35,642	—
Payable for investments purchased	1,617,790	5,864,040	90,474	1,293,452
Payable for fund shares repurchased	950,425	1,675,366	—	875,181
Payable upon return of securities loaned	—	—	2,442,954	—
Payable to affiliates
Accounting and legal services fees	155,436	59,693	17,505	26,602
Trustees' fees	605	376	207	130
Other liabilities and accrued expenses	129,269	66,224	50,599	49,500
Total liabilities	2,853,525	7,665,699	2,637,381	2,244,865
Net assets	$1,773,818,753	$667,411,751	$191,736,312	$299,399,744
Net assets consist of
Paid-in capital	$1,186,226,510	$518,060,250	$192,982,315	$193,387,525
Total distributable earnings (loss)	587,592,243	149,351,501	(1,246,003)	106,012,219
Net assets	$1,773,818,753	$667,411,751	$191,736,312	$299,399,744
Unaffiliated investments, including repurchase agreements, at cost	$1,402,283,289	$545,101,904	$199,712,401	$224,279,233
Affiliated investments, at cost	—	—	$2,454,830	—
Foreign currency, at cost	$25	—	$220,252	$9,576
Securities loaned, at value	—	—	$2,324,118	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$129,507,172	$413,808,005	$118,877,359	$107,560,566
Shares outstanding	5,340,132	19,209,085	6,000,486	4,022,980
Net asset value, offering price and redemption price per share	$24.25	$21.54	$19.81	$26.74
Series II
Net assets	$47,452,892	$164,760,392	$31,817,943	$69,710,667
Shares outstanding	1,963,460	7,601,349	1,614,461	2,836,383
Net asset value, offering price and redemption price per share	$24.17	$21.68	$19.71	$24.58
Series NAV
Net assets	$1,596,858,689	$88,843,354	$41,041,010	$122,128,511
Shares outstanding	65,469,824	4,121,727	2,073,580	4,497,765
Net asset value, offering price and redemption price per share	$24.39	$21.55	$19.79	$27.15
The accompanying notes are an integral part of the financial statements.
57

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	International Equity Index Trust	International Growth Stock Trust	International Small Company Trust	International Value Trust
Unaffiliated investments, at value	$757,381,516	$63,756,559	$106,955,452	$303,030,122
Affiliated investments, at value	25,488,389	—	9,395,997	4,913,973
Total investments, at value	782,869,905	63,756,559	116,351,449	307,944,095
Receivable for futures variation margin	19,881	—	4,900	—
Cash	—	—	956,883	1,916,213
Foreign currency, at value	14,387,643	97,538	486,772	563,770
Collateral held at broker for futures contracts	1,140,330	—	47,250	—
Dividends and interest receivable	2,818,851	410,562	292,535	1,544,567
Receivable for fund shares sold	133,350	13,827	7,665	78,600
Receivable for investments sold	1,663,808	212,211	11,742	974,880
Receivable for securities lending income	25,808	—	16,504	8,906
Receivable from affiliates	16,816	59,176	—	—
Other assets	16,000	9,251	10,450	17,525
Total assets	803,092,392	64,559,124	118,186,150	313,048,556
Liabilities
Due to custodian	120,274	—	—	—
Foreign capital gains tax payable	28,050	—	—	—
Payable for investments purchased	1,658,085	273,119	164,704	3,466,807
Payable for fund shares repurchased	760,039	381	4,380	7,331
Payable upon return of securities loaned	24,144,601	—	9,398,528	4,898,436
Payable to affiliates
Accounting and legal services fees	67,069	5,063	10,576	25,087
Trustees' fees	622	515	131	788
Other liabilities and accrued expenses	104,298	112,881	35,141	79,989
Total liabilities	26,883,038	391,959	9,613,460	8,478,438
Net assets	$776,209,354	$64,167,165	$108,572,690	$304,570,118
Net assets consist of
Paid-in capital	$603,920,064	$29,363,646	$106,859,683	$317,159,760
Total distributable earnings (loss)	172,289,290	34,803,519	1,713,007	(12,589,642)
Net assets	$776,209,354	$64,167,165	$108,572,690	$304,570,118
Unaffiliated investments, including repurchase agreements, at cost	$592,889,390	$58,589,458	$114,409,563	$319,520,722
Affiliated investments, at cost	$25,542,094	—	$9,395,712	$4,914,082
Foreign currency, at cost	$14,355,665	$99,152	$484,690	$564,146
Securities loaned, at value	$22,785,977	—	$8,744,429	$4,636,576
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$371,908,669	$2,972,665	$26,785,147	$84,082,548
Shares outstanding	21,209,892	164,292	1,913,802	6,661,189
Net asset value, offering price and redemption price per share	$17.53	$18.09	$14.00	$12.62
Series II
Net assets	$13,465,747	$16,592,044	$14,402,315	$50,137,674
Shares outstanding	767,580	917,234	1,033,275	3,978,953
Net asset value, offering price and redemption price per share	$17.54	$18.09	$13.94	$12.60
Series NAV
Net assets	$390,834,938	$44,602,456	$67,385,228	$170,349,896
Shares outstanding	22,291,457	2,463,706	4,808,940	13,600,347
Net asset value, offering price and redemption price per share	$17.53	$18.10	$14.01	$12.53
The accompanying notes are an integral part of the financial statements.
58

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	Lifestyle Aggressive Portfolio	Lifestyle Balanced Portfolio	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio
Unaffiliated investments, at value	$5,897,813	—	$639	—
Affiliated investments, at value	28,004,538	$992,712,458	180,709,988	$6,220,406,984
Total investments, at value	33,902,351	992,712,458	180,710,627	6,220,406,984
Dividends and interest receivable	8,290	—	—	75,313
Receivable for fund shares sold	—	45,492	—	—
Receivable for investments sold	19,020	70,719	362,717	4,695,188
Receivable from affiliates	487	—	498	—
Other assets	1,555	3,013	2,002	56,957
Total assets	33,931,703	992,831,682	181,075,844	6,225,234,442
Liabilities
Due to custodian	4,047	—	—	—
Payable for fund shares repurchased	7,308	109,333	361,398	4,650,196
Payable upon return of securities loaned	240,100	—	—	—
Payable to affiliates
Accounting and legal services fees	3,104	87,651	16,552	556,420
Trustees' fees	20	366	76	2,093
Other liabilities and accrued expenses	29,814	54,374	32,331	133,484
Total liabilities	284,393	251,724	410,357	5,342,193
Net assets	$33,647,310	$992,579,958	$180,665,487	$6,219,892,249
Net assets consist of
Paid-in capital	$27,808,916	$880,817,029	$171,646,742	$5,223,631,750
Total distributable earnings (loss)	5,838,394	111,762,929	9,018,745	996,260,499
Net assets	$33,647,310	$992,579,958	$180,665,487	$6,219,892,249
Unaffiliated investments, including repurchase agreements, at cost	$5,309,782	—	$639	—
Affiliated investments, at cost	$25,272,617	$909,794,976	$175,194,231	$5,522,595,063
Securities loaned, at value	$235,144	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$3,599,625	$35,367,298	$13,231,917	$222,995,487
Shares outstanding	232,960	2,307,030	963,240	13,216,493
Net asset value, offering price and redemption price per share	$15.45	$15.33	$13.74	$16.87
Series II
Net assets	$17,210,977	$853,287,716	$163,441,540	$5,616,010,206
Shares outstanding	1,114,972	55,599,200	11,893,929	332,756,158
Net asset value, offering price and redemption price per share	$15.44	$15.35	$13.74	$16.88
Series NAV
Net assets	$12,836,708	$103,924,944	$3,992,030	$380,886,556
Shares outstanding	830,831	6,783,894	290,786	22,582,003
Net asset value, offering price and redemption price per share	$15.45	$15.32	$13.73	$16.87
The accompanying notes are an integral part of the financial statements.
59

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	Lifestyle Moderate Portfolio	Mid Cap Index Trust	Mid Cap Stock Trust	Mid Value Trust
Unaffiliated investments, at value	$482	$1,430,526,455	$757,230,324	$676,773,986
Affiliated investments, at value	314,549,349	22,114,120	27,287,307	5,950,716
Repurchase agreements, at value	—	3,877,000	34,000,000	—
Total investments, at value	314,549,831	1,456,517,575	818,517,631	682,724,702
Receivable for futures variation margin	—	365,584	—	—
Cash	—	815	76,227	—
Foreign currency, at value	—	—	—	75,102
Collateral held at broker for futures contracts	—	1,955,000	—	—
Dividends and interest receivable	—	1,417,710	188,726	1,173,762
Receivable for fund shares sold	92,757	173,559	—	—
Receivable for investments sold	—	9,970,761	2,761,004	1,380,304
Receivable for securities lending income	—	—	5,921	1,639
Receivable from affiliates	450	—	—	—
Other assets	2,132	20,174	116,053	16,890
Total assets	314,645,170	1,470,421,178	821,665,562	685,372,399
Liabilities
Payable for investments purchased	37,866	3,230,790	—	1,081,389
Payable for fund shares repurchased	52,665	2,059,755	446,318	710,357
Payable upon return of securities loaned	—	22,106,691	27,289,051	5,955,645
Payable to affiliates
Accounting and legal services fees	27,099	128,012	69,784	60,680
Trustees' fees	113	526	212	420
Other liabilities and accrued expenses	35,938	108,004	80,910	62,684
Total liabilities	153,681	27,633,778	27,886,275	7,871,175
Net assets	$314,491,489	$1,442,787,400	$793,779,287	$677,501,224
Net assets consist of
Paid-in capital	$286,606,579	$1,045,388,975	$437,968,328	$542,675,133
Total distributable earnings (loss)	27,884,910	397,398,425	355,810,959	134,826,091
Net assets	$314,491,489	$1,442,787,400	$793,779,287	$677,501,224
Unaffiliated investments, including repurchase agreements, at cost	$482	$1,214,870,119	$617,009,489	$632,682,500
Affiliated investments, at cost	$293,249,720	$22,113,885	$27,286,754	$5,950,975
Foreign currency, at cost	—	—	—	$74,121
Securities loaned, at value	—	$21,567,791	$26,664,993	$5,770,341
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$10,836,026	$1,150,203,465	$172,412,754	$249,517,340
Shares outstanding	733,638	51,901,634	8,350,816	23,501,354
Net asset value, offering price and redemption price per share	$14.77	$22.16	$20.65	$10.62
Series II
Net assets	$277,382,954	$71,025,770	$88,958,913	$49,894,011
Shares outstanding	18,759,206	3,223,908	4,592,899	4,698,601
Net asset value, offering price and redemption price per share	$14.79	$22.03	$19.37	$10.62
Series NAV
Net assets	$26,272,509	$221,558,165	$532,407,620	$378,089,873
Shares outstanding	1,778,988	9,996,543	25,433,006	35,820,182
Net asset value, offering price and redemption price per share	$14.77	$22.16	$20.93	$10.56
The accompanying notes are an integral part of the financial statements.
60

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	Mutual Shares Trust	Real Estate Securities Trust	Science & Technology Trust	Small Cap Index Trust
Unaffiliated investments, at value	$152,468,040	$347,746,006	$830,451,464	$580,956,757
Affiliated investments, at value	—	—	30,180,329	21,047,627
Repurchase agreements, at value	—	—	24,334,000	5,030,000
Total investments, at value	152,468,040	347,746,006	884,965,793	607,034,384
Unrealized appreciation on forward foreign currency contracts	19,621	—	—	—
Receivable for futures variation margin	—	—	—	1,188,562
Cash	100,756	—	44	805
Foreign currency, at value	37,361	—	616,825	—
Collateral held at broker for futures contracts	—	—	—	749,050
Dividends and interest receivable	533,476	1,504,413	302,751	617,117
Receivable for fund shares sold	—	—	121,426	77,468
Receivable for investments sold	393,765	4,716,816	4,769,715	51,512,386
Receivable for securities lending income	333	—	15,539	17,856
Other assets	4,930	8,834	14,364	12,312
Total assets	153,558,282	353,976,069	890,806,457	661,209,940
Liabilities
Unrealized depreciation on forward foreign currency contracts	45,970	—	—	—
Payable for investments purchased	32,658	3,067,885	6,981,963	52,672,651
Payable for fund shares repurchased	317,475	59,588	399,807	1,162,660
Payable upon return of securities loaned	—	—	30,177,517	21,003,116
Payable to affiliates
Accounting and legal services fees	13,858	30,992	74,801	52,952
Trustees' fees	81	160	142	234
Other liabilities and accrued expenses	45,539	50,547	77,765	54,683
Total liabilities	455,581	3,209,172	37,711,995	74,946,296
Net assets	$153,102,701	$350,766,897	$853,094,462	$586,263,644
Net assets consist of
Paid-in capital	$129,408,929	$294,993,198	$556,208,774	$394,901,758
Total distributable earnings (loss)	23,693,772	55,773,699	296,885,688	191,361,886
Net assets	$153,102,701	$350,766,897	$853,094,462	$586,263,644
Unaffiliated investments, including repurchase agreements, at cost	$140,041,767	$317,595,858	$741,591,251	$481,505,251
Affiliated investments, at cost	—	—	$30,179,988	$21,047,061
Foreign currency, at cost	$37,293	—	$611,278	—
Securities loaned, at value	—	—	$29,540,584	$20,401,803
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$153,102,701	$70,997,901	$716,716,254	$420,261,727
Shares outstanding	23,337,184	3,188,633	22,067,019	26,946,408
Net asset value, offering price and redemption price per share	$6.56	$22.27	$32.48	$15.60
Series II
Net assets	—	$38,832,864	$55,943,168	$34,870,252
Shares outstanding	—	1,746,400	1,809,870	2,250,480
Net asset value, offering price and redemption price per share	—	$22.24	$30.91	$15.49
Series NAV
Net assets	—	$240,936,132	$80,435,040	$131,131,665
Shares outstanding	—	10,882,318	2,447,474	8,396,802
Net asset value, offering price and redemption price per share	—	$22.14	$32.86	$15.62
The accompanying notes are an integral part of the financial statements.
61

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust	Small Company Value Trust
Unaffiliated investments, at value	$139,528,360	$296,666,110	$483,494,110	$151,067,192
Affiliated investments, at value	1,148,016	14,954,237	40,275	2,173,313
Repurchase agreements, at value	—	14,800,000	22,000,000	—
Total investments, at value	140,676,376	326,420,347	505,534,385	153,240,505
Cash	1,637	38,177	10,467	—
Foreign currency, at value	—	—	44	—
Dividends and interest receivable	96,750	144,456	996,034	115,314
Receivable for fund shares sold	7,663	88,919	—	27,839
Receivable for investments sold	301,202	472,501	1,591,128	451,414
Receivable for securities lending income	334	3,404	17	6,424
Other assets	5,717	46,554	13,439	6,673
Total assets	141,089,679	327,214,358	508,145,514	153,848,169
Liabilities
Payable for investments purchased	155,823	2,238,214	30,946	129,598
Payable for fund shares repurchased	22,619	45,840	610,261	24,539
Payable upon return of securities loaned	1,148,503	14,959,867	40,275	2,173,808
Payable to affiliates
Accounting and legal services fees	12,624	25,407	45,296	11,914
Trustees' fees	132	223	359	176
Other liabilities and accrued expenses	35,538	44,428	57,399	37,874
Total liabilities	1,375,239	17,313,979	784,536	2,377,909
Net assets	$139,714,440	$309,900,379	$507,360,978	$151,470,260
Net assets consist of
Paid-in capital	$112,534,614	$161,672,273	$376,479,839	$48,666,659
Total distributable earnings (loss)	27,179,826	148,228,106	130,881,139	102,803,601
Net assets	$139,714,440	$309,900,379	$507,360,978	$151,470,260
Unaffiliated investments, including repurchase agreements, at cost	$126,018,363	$274,108,770	$430,738,505	$121,999,850
Affiliated investments, at cost	$1,148,007	$14,953,885	$40,275	$2,173,345
Foreign currency, at cost	—	—	$44	—
Securities loaned, at value	$1,120,390	$14,582,855	$38,873	$2,106,652
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$81,829,723	$103,485,339	$217,436,049	$55,100,972
Shares outstanding	3,135,937	8,841,678	12,074,106	2,826,010
Net asset value, offering price and redemption price per share	$26.09	$11.70	$18.01	$19.50
Series II
Net assets	$31,001,309	$34,862,057	$26,149,918	$44,861,685
Shares outstanding	1,214,320	3,144,818	1,462,851	2,355,915
Net asset value, offering price and redemption price per share	$25.53	$11.09	$17.88	$19.04
Series NAV
Net assets	$26,883,408	$171,552,983	$263,775,011	$51,507,603
Shares outstanding	1,036,711	14,478,524	14,697,700	2,648,700
Net asset value, offering price and redemption price per share	$25.93	$11.85	$17.95	$19.45
The accompanying notes are an integral part of the financial statements.
62

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	Strategic Equity Allocation Trust	Total Stock Market Index Trust	Utilities Trust
Unaffiliated investments, at value	$9,692,398,996	$759,333,795	$278,101,472
Affiliated investments, at value	105,521,994	6,305,224	6,445,741
Repurchase agreements, at value	53,235,000	3,891,000	—
Total investments, at value	9,851,155,990	769,530,019	284,547,213
Unrealized appreciation on forward foreign currency contracts	—	—	212,293
Receivable for futures variation margin	1,654,327	102,195	—
Cash	15,171	2,537	69
Foreign currency, at value	5,346,649	96,855	5
Collateral held at broker for futures contracts	29,506,343	1,101,550	—
Collateral segregated at custodian for OTC derivative contracts	—	—	40,000
Dividends and interest receivable	24,337,458	629,055	573,243
Receivable for fund shares sold	—	215,349	—
Receivable for investments sold	37,880,332	—	873,561
Receivable for securities lending income	129,297	—	1,343
Other assets	217,247	16,390	7,970
Total assets	9,950,242,814	771,693,950	286,255,697
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	379,292
Payable for investments purchased	37,896,560	—	776,241
Payable for fund shares repurchased	12,701,318	831,932	242,600
Payable upon return of securities loaned	105,602,629	6,306,781	6,459,719
Payable to affiliates
Accounting and legal services fees	885,902	66,774	24,580
Trustees' fees	5,179	248	120
Other liabilities and accrued expenses	754,232	81,218	129,500
Total liabilities	157,845,820	7,286,953	8,012,052
Net assets	$9,792,396,994	$764,406,997	$278,243,645
Net assets consist of
Paid-in capital	$5,238,752,240	$321,617,285	$228,584,140
Total distributable earnings (loss)	4,553,644,754	442,789,712	49,659,505
Net assets	$9,792,396,994	$764,406,997	$278,243,645
Unaffiliated investments, including repurchase agreements, at cost	$6,062,844,498	$393,193,042	$235,734,581
Affiliated investments, at cost	$105,510,642	$6,305,140	$6,445,770
Foreign currency, at cost	$5,347,803	$99,351	$5
Securities loaned, at value	$99,596,692	$6,147,038	$6,149,617
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	—	$553,382,527	$231,408,392
Shares outstanding	—	23,125,531	14,494,369
Net asset value, offering price and redemption price per share	—	$23.93	$15.97
Series II
Net assets	—	$40,736,664	$13,788,565
Shares outstanding	—	1,710,386	873,920
Net asset value, offering price and redemption price per share	—	$23.82	$15.78
Series NAV
Net assets	$9,792,396,994	$170,287,806	$33,046,688
Shares outstanding	489,618,194	7,116,336	2,072,271
Net asset value, offering price and redemption price per share	$20.00	$23.93	$15.95
The accompanying notes are an integral part of the financial statements.
63

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends	$59,955,268	$6,281,359	$344,459	$2,017,173
Interest	1,935,746	—	—	—
Securities lending	9,312	—	—	—
Total investment income	61,900,326	6,281,359	344,459	2,017,173
Expenses
Investment management fees	12,399,835	—	—	—
Distribution and service fees	934,497	4,613,350	680,010	2,786,122
Accounting and legal services fees	534,729	134,652	20,483	82,239
Trustees' fees	50,997	13,730	2,121	8,310
Custodian fees	228,052	4,629	4,776	4,698
Printing and postage	65,921	22,605	8,665	15,722
Professional fees	57,265	20,515	11,212	14,843
Other	57,528	10,063	4,131	7,629
Total expenses	14,328,824	4,819,544	731,398	2,919,563
Less expense reductions	(6,668,024)	(339,989)	(69,334)	(304,132)
Net expenses	7,660,800	4,479,555	662,064	2,615,431
Net investment income (loss)	54,239,526	1,801,804	(317,605)	(598,258)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	17,826,644	40,408,164	2,460,677	23,777,840
Affiliated investments	4,668	—	—	—
Capital gain distributions received from unaffiliated investments	—	69,380,201	11,483,571	87,104,740
Futures contracts	16,176,224	—	—	—
	34,007,536	109,788,365	13,944,248	110,882,580
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	786,151,741	39,931,246	25,109,896	14,890,810
Affiliated investments	(286)	—	—	—
Futures contracts	11,905,519	—	—	—
	798,056,974	39,931,246	25,109,896	14,890,810
Net realized and unrealized gain (loss)	832,064,510	149,719,611	39,054,144	125,773,390
Increase in net assets from operations	$886,304,036	$151,521,415	$38,736,539	$125,175,132
The accompanying notes are an integral part of the financial statements.
64

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Dividends	$3,284,212	$824,467	$7,635,626	$2,352,216
Interest	—	—	84,584	33,081
Securities lending	—	—	79,018	22,044
Less foreign taxes withheld	—	—	(21,814)	(48,288)
Total investment income	3,284,212	824,467	7,777,414	2,359,053
Expenses
Investment management fees	—	—	7,745,882	1,932,601
Distribution and service fees	2,961,755	1,581,127	245,801	124,492
Accounting and legal services fees	96,742	46,398	202,447	58,202
Trustees' fees	9,752	4,850	20,325	5,612
Custodian fees	4,734	4,681	95,019	23,165
Printing and postage	17,908	11,777	30,724	17,746
Professional fees	16,094	12,224	31,939	24,586
Other	8,063	5,475	25,481	18,174
Total expenses	3,115,048	1,666,532	8,397,618	2,204,578
Less expense reductions	(216,530)	(48,431)	(353,862)	(19,912)
Net expenses	2,898,518	1,618,101	8,043,756	2,184,666
Net investment income (loss)	385,694	(793,634)	(266,342)	174,387
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	18,021,991	14,323,677	152,020,693	42,334,569
Affiliated investments	—	—	11,074	5,984
Capital gain distributions received from unaffiliated investments	97,739,878	11,808,714	—	—
	115,761,869	26,132,391	152,031,767	42,340,553
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	26,370,712	38,908,054	236,551,314	60,160,836
Affiliated investments	—	—	(2,239)	(623)
	26,370,712	38,908,054	236,549,075	60,160,213
Net realized and unrealized gain (loss)	142,132,581	65,040,445	388,580,842	102,500,766
Increase in net assets from operations	$142,518,275	$64,246,811	$388,314,500	$102,675,153
The accompanying notes are an integral part of the financial statements.
65

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	Capital Appreciation Value Trust	Emerging Markets Value Trust	Equity Income Trust	Financial Industries Trust
Dividends	$2,236,846	$3,246,941	$24,563,507	$2,344,560
Interest	2,504,480	23,906	557,716	63,561
Securities lending	21,290	43,952	68,046	7,768
Less foreign taxes withheld	(3,340)	(385,529)	(287,266)	(84,976)
Total investment income	4,759,276	2,929,270	24,902,003	2,330,913
Expenses
Investment management fees	1,572,383	1,065,908	5,437,108	654,293
Distribution and service fees	345,662	46,481	203,862	51,390
Accounting and legal services fees	38,177	24,216	153,250	16,758
Trustees' fees	3,847	3,107	15,647	1,948
Custodian fees	23,228	108,135	68,839	9,040
Printing and postage	10,231	16,747	43,544	8,729
Professional fees	26,394	32,317	31,488	19,634
Other	9,299	18,694	40,004	7,780
Total expenses	2,029,221	1,315,605	5,993,742	769,572
Less expense reductions	(77,408)	(8,143)	(231,241)	(6,218)
Net expenses	1,951,813	1,307,462	5,762,501	763,354
Net investment income	2,807,463	1,621,808	19,139,502	1,567,559
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	20,152,084	1,435,541	54,806,337	5,615,936
Affiliated investments	682	1,440	6,958	375
Futures contracts	—	215,856	—	—
Forward foreign currency contracts	—	—	—	243,626
Written options	1,335,712	—	—	—
	21,488,478	1,652,837	54,813,295	5,859,937
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	38,500,014	10,917,664	152,276,767	21,937,551
Affiliated investments	(188)	48	56	—
Futures contracts	—	57,572	(18,156)	—
Forward foreign currency contracts	—	—	—	24,020
Written options	(2,175,190)	—	—	—
	36,324,636	10,975,284	152,258,667	21,961,571
Net realized and unrealized gain (loss)	57,813,114	12,628,121	207,071,962	27,821,508
Increase in net assets from operations	$60,620,577	$14,249,929	$226,211,464	$29,389,067
The accompanying notes are an integral part of the financial statements.
66

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Trust	Health Sciences Trust
Dividends	$9,747,524	$6,590,649	$4,518,153	$1,571,646
Interest	459,660	91,145	38,615	25,758
Securities lending	—	—	86,413	—
Non-cash dividends	1,786,829	461,977	—	—
Less foreign taxes withheld	(227,549)	(129,271)	(360,603)	(49,596)
Total investment income	11,766,464	7,014,500	4,282,578	1,547,808
Expenses
Investment management fees	5,778,894	2,229,437	810,706	1,524,264
Distribution and service fees	91,915	304,866	70,808	113,381
Accounting and legal services fees	171,045	65,387	19,088	29,015
Trustees' fees	16,556	6,535	2,121	3,074
Custodian fees	68,016	28,844	38,091	16,768
Printing and postage	29,549	14,317	8,596	9,400
Professional fees	30,315	22,945	19,881	24,467
Other	22,936	12,338	7,435	8,210
Total expenses	6,209,226	2,684,669	976,726	1,728,579
Less expense reductions	(62,698)	(33,716)	(44,351)	(88,557)
Net expenses	6,146,528	2,650,953	932,375	1,640,022
Net investment income (loss)	5,619,936	4,363,547	3,350,203	(92,214)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	76,868,203	9,720,810	1,655,985	10,147,176
Affiliated funds	—	—	2,179	—
	76,868,203	9,720,810	1,658,164	10,147,176
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	268,158,930	119,365,075	9,460,496	35,128,959
Affiliated investments	—	—	(278)	—
	268,158,930	119,365,075	9,460,218	35,128,959
Net realized and unrealized gain (loss)	345,027,133	129,085,885	11,118,382	45,276,135
Increase in net assets from operations	$350,647,069	$133,449,432	$14,468,585	$45,183,921
The accompanying notes are an integral part of the financial statements.
67

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	International Equity Index Trust	International Growth Stock Trust	International Small Company Trust	International Value Trust
Dividends	$16,034,129	$1,055,416	$2,268,443	$7,483,859
Interest	76,341	31,981	9,135	99,814
Securities lending	190,756	—	111,240	77,927
Income distributions received from affiliated investments	23,085	—	—	—
Less foreign taxes withheld	(1,548,036)	(102,766)	(196,557)	(734,825)
Total investment income	14,776,275	984,631	2,192,261	6,926,775
Expenses
Investment management fees	1,958,258	256,825	554,874	1,237,000
Distribution and service fees	107,310	20,587	25,025	85,606
Accounting and legal services fees	72,586	7,079	11,618	34,172
Trustees' fees	7,277	1,370	1,370	3,820
Custodian fees	149,986	15,258	35,523	62,314
Printing and postage	17,146	23,077	7,635	16,701
Professional fees	29,955	81,328	27,214	19,800
Other	22,045	8,756	12,249	13,081
Total expenses	2,364,563	414,280	675,508	1,472,494
Less expense reductions	(1,002,508)	(61,427)	(4,274)	(11,316)
Net expenses	1,362,055	352,853	671,234	1,461,178
Net investment income	13,414,220	631,778	1,521,027	5,465,597
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	345,472	(271,525)	2,605,422	5,387,589
Affiliated investments	5,299	—	2,494	2,483
Futures contracts	545,457	—	24,568	—
	896,228	(271,525)	2,632,484	5,390,072
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	76,370,292	10,647,371	9,121,131	8,994,726
Affiliated investments	284,456	—	1,402	(289)
Futures contracts	813,103	—	30,422	—
	77,467,851	10,647,371	9,152,955	8,994,437
Net realized and unrealized gain (loss)	78,364,079	10,375,846	11,785,439	14,384,509
Increase in net assets from operations	$91,778,299	$11,007,624	$13,306,466	$19,850,106
The accompanying notes are an integral part of the financial statements.
68

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	Lifestyle Aggressive Portfolio	Lifestyle Balanced Portfolio	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio
Dividends	$54,735	—	—	—
Interest	183	—	$14	$414
Securities lending	2,264	—	—	—
Total investment income	57,182	—	14	414
Expenses
Investment management fees	20,560	$198,060	37,278	1,257,890
Distribution and service fees	22,846	1,046,097	208,148	6,943,917
Accounting and legal services fees	3,364	94,689	17,596	602,881
Trustees' fees	484	9,545	1,978	61,120
Custodian fees	8,027	8,030	8,027	9,569
Printing and postage	6,613	18,743	8,281	78,101
Professional fees	13,200	21,211	15,259	58,559
Other	3,454	7,153	4,108	28,024
Total expenses	78,548	1,403,528	300,675	9,040,061
Less expense reductions	(28,296)	(24,003)	(23,621)	(152,302)
Net expenses	50,252	1,379,525	277,054	8,887,759
Net investment income (loss)	6,930	(1,379,525)	(277,040)	(8,887,345)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	231,760	98	—	(41,011)
Affiliated investments	473,782	3,493,820	1,889,096	37,568,343
	705,542	3,493,918	1,889,096	37,527,332
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	685,757	—	—	—
Affiliated investments	3,843,539	100,804,645	12,948,918	735,828,484
	4,529,296	100,804,645	12,948,918	735,828,484
Net realized and unrealized gain (loss)	5,234,838	104,298,563	14,838,014	773,355,816
Increase in net assets from operations	$5,241,768	$102,919,038	$14,560,974	$764,468,471
The accompanying notes are an integral part of the financial statements.
69

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	Lifestyle Moderate Portfolio	Mid Cap Index Trust	Mid Cap Stock Trust	Mid Value Trust
Dividends	—	$11,935,116	$859,650	$7,632,696
Interest	$6	488,699	315,527	565,763
Securities lending	—	41,801	66,998	58,966
Less foreign taxes withheld	—	(6,020)	—	(131,835)
Total investment income	6	12,459,596	1,242,175	8,125,590
Expenses
Investment management fees	61,232	3,291,767	3,148,251	3,192,130
Distribution and service fees	329,948	371,417	147,803	125,800
Accounting and legal services fees	29,289	139,219	75,695	66,237
Trustees' fees	3,047	13,916	7,466	7,011
Custodian fees	8,030	40,349	36,573	34,602
Printing and postage	9,729	24,515	16,407	15,098
Professional fees	16,131	26,518	27,441	23,145
Other	4,513	18,583	14,823	13,373
Total expenses	461,919	3,926,284	3,474,459	3,477,396
Less expense reductions	(18,789)	(753,542)	(27,697)	(175,470)
Net expenses	443,130	3,172,742	3,446,762	3,301,926
Net investment income (loss)	(443,124)	9,286,854	(2,204,587)	4,823,664
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	56	37,322,884	70,416,564	5,307,666
Affiliated investments	739,076	18,202	16,478	11,373
Futures contracts	—	6,649,354	—	—
	739,132	43,990,440	70,433,042	5,319,039
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	168,765,352	130,400,708	67,031,725
Affiliated investments	28,686,831	(1,423)	(1,828)	(2,040)
Futures contracts	—	1,550,443	—	—
	28,686,831	170,314,372	130,398,880	67,029,685
Net realized and unrealized gain (loss)	29,425,963	214,304,812	200,831,922	72,348,724
Increase in net assets from operations	$28,982,839	$223,591,666	$198,627,335	$77,172,388
The accompanying notes are an integral part of the financial statements.
70

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	Mutual Shares Trust	Real Estate Securities Trust	Science & Technology Trust	Small Cap Index Trust
Dividends	$1,892,322	$6,211,976	$2,287,193	$4,252,045
Interest	430,681	13,018	573,392	178,742
Securities lending	25,046	—	83,222	216,570
Less foreign taxes withheld	(43,906)	—	(101,419)	(617)
Total investment income	2,304,143	6,224,994	2,842,388	4,646,740
Expenses
Investment management fees	730,345	1,176,547	4,197,769	1,401,820
Distribution and service fees	38,039	65,430	241,757	146,069
Accounting and legal services fees	15,031	33,172	82,305	58,134
Trustees' fees	1,662	3,317	7,758	5,843
Custodian fees	17,996	19,606	68,183	30,157
Printing and postage	7,521	10,901	13,132	12,767
Professional fees	26,923	25,225	27,952	22,089
Other	6,590	11,224	13,718	11,922
Total expenses	844,107	1,345,422	4,652,574	1,688,801
Less expense reductions	(5,569)	(12,306)	(186,725)	(166,965)
Net expenses	838,538	1,333,116	4,465,849	1,521,836
Net investment income (loss)	1,465,605	4,891,878	(1,623,461)	3,124,904
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,899,780	14,693,704	52,130,113	26,705,062
Affiliated investments	481	—	14,635	12,294
Futures contracts	—	—	—	1,487,234
Forward foreign currency contracts	284,136	—	—	—
	3,184,397	14,693,704	52,144,748	28,204,590
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	14,668,876	37,233,709	131,052,055	54,701,938
Affiliated investments	(14)	—	(2,871)	2,082
Futures contracts	—	—	—	759,615
Forward foreign currency contracts	(83,459)	—	—	—
	14,585,403	37,233,709	131,049,184	55,463,635
Net realized and unrealized gain (loss)	17,769,800	51,927,413	183,193,932	83,668,225
Increase in net assets from operations	$19,235,405	$56,819,291	$181,570,471	$86,793,129
The accompanying notes are an integral part of the financial statements.
71

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust	Small Company Value Trust
Dividends	$947,880	$849,777	$4,932,763	$982,517
Interest	11,126	104,931	204,657	32,713
Securities lending	5,446	33,590	8,684	59,690
Less foreign taxes withheld	(1,878)	—	(24,184)	(1,255)
Total investment income	962,574	988,298	5,121,920	1,073,665
Expenses
Investment management fees	688,065	1,480,039	2,491,067	751,562
Distribution and service fees	59,756	65,494	88,382	69,141
Accounting and legal services fees	13,723	31,087	49,696	15,559
Trustees' fees	1,537	2,987	5,352	1,548
Custodian fees	16,195	14,334	25,571	9,266
Printing and postage	9,583	11,523	13,045	8,848
Professional fees	24,758	24,369	21,693	19,101
Other	8,062	9,831	12,143	7,294
Total expenses	821,679	1,639,664	2,706,949	882,319
Less expense reductions	(127,549)	(10,769)	(18,515)	(43,811)
Net expenses	694,130	1,628,895	2,688,434	838,508
Net investment income (loss)	268,444	(640,597)	2,433,486	235,157
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,810,199	24,886,066	24,694,305	1,529,242
Affiliated investments	605	10,884	2,246	2,060
	1,810,804	24,896,950	24,696,551	1,531,302
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	18,716,017	48,238,057	46,398,579	19,992,885
Affiliated investments	(68)	(1,025)	(251)	(297)
	18,715,949	48,237,032	46,398,328	19,992,588
Net realized and unrealized gain (loss)	20,526,753	73,133,982	71,094,879	21,523,890
Increase in net assets from operations	$20,795,197	$72,493,385	$73,528,365	$21,759,047
The accompanying notes are an integral part of the financial statements.
72

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	Strategic Equity Allocation Trust	Total Stock Market Index Trust	Utilities Trust
Dividends	$148,825,256	$7,787,925	$4,970,700
Interest	2,645,389	174,066	100,205
Securities lending	1,206,539	60,624	21,182
Less foreign taxes withheld	(7,045,888)	(323)	(251,350)
Total investment income	145,631,296	8,022,292	4,840,737
Expenses
Investment management fees	30,337,550	1,739,294	1,094,762
Distribution and service fees	—	183,775	71,956
Accounting and legal services fees	961,188	72,470	26,386
Trustees' fees	97,761	7,209	2,693
Custodian fees	551,983	34,959	32,386
Printing and postage	83,830	14,661	27,725
Professional fees	98,375	29,454	82,469
Other	126,902	15,163	8,173
Total expenses	32,257,589	2,096,985	1,346,550
Less expense reductions	(6,357,901)	(281,943)	(9,715)
Net expenses	25,899,688	1,815,042	1,336,835
Net investment income	119,731,608	6,207,250	3,503,902
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	258,751,192	10,138,728	(952,954)
Affiliated investments	33,808	3,602	3,902
Futures contracts	26,148,509	1,983,302	—
Forward foreign currency contracts	249,812	—	1,308,359
	285,183,321	12,125,632	359,307
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,092,750,993	100,862,735	35,742,273
Affiliated investments	4,361	(223)	(532)
Futures contracts	16,374,267	744,351	—
Forward foreign currency contracts	—	—	(1,109,895)
	1,109,129,621	101,606,863	34,631,846
Net realized and unrealized gain (loss)	1,394,312,942	113,732,495	34,991,153
Increase in net assets from operations	$1,514,044,550	$119,939,745	$38,495,055
The accompanying notes are an integral part of the financial statements.
73

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income (loss)	$54,239,526	$96,113,480	$1,801,804	$17,446,608	$(317,605)	$512,584
Net realized gain	34,007,536	98,999,363	109,788,365	160,466,882	13,944,248	21,582,173
Change in net unrealized appreciation (depreciation)	798,056,974	(433,086,295)	39,931,246	(244,606,302)	25,109,896	(40,202,614)
Increase (decrease) in net assets resulting from operations	886,304,036	(237,973,452)	151,521,415	(66,692,812)	38,736,539	(18,107,857)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(96,446,931)	—	(37,094,123)	—	(1,304,551)
Series II	—	(1,967,758)	—	(135,931,134)	—	(10,470,770)
Series III	—	—	—	(17,307,702)	—	(2,004,048)
Series NAV	—	(55,749,685)	—	—	—	—
Total distributions	—	(154,164,374)	—	(190,332,959)	—	(13,779,369)
From portfolio share transactions
Portfolio share transactions	(3,544,814)	104,978,193	(79,136,838)	3,661,772	(15,268,233)	(15,585,016)
Total increase (decrease)	882,759,222	(287,159,633)	72,384,577	(253,363,999)	23,468,306	(47,472,242)
Net assets
Beginning of period	4,813,780,622	5,100,940,255	1,312,090,165	1,565,454,164	188,226,659	235,698,901
End of period	$5,696,539,844	$4,813,780,622	$1,384,474,742	$1,312,090,165	$211,694,965	$188,226,659
	American Growth Trust		American Growth-Income Trust		American International Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income (loss)	$(598,258)	$251,876	$385,694	$10,325,397	$(793,634)	$6,272,465
Net realized gain	110,882,580	161,178,063	115,761,869	137,926,718	26,132,391	49,755,032
Change in net unrealized appreciation (depreciation)	14,890,810	(154,061,935)	26,370,712	(157,839,835)	38,908,054	(126,860,842)
Increase (decrease) in net assets resulting from operations	125,175,132	7,368,004	142,518,275	(9,587,720)	64,246,811	(70,833,345)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(24,448,793)	—	(36,528,322)	—	(8,815,800)
Series II	—	(117,644,443)	—	(74,188,272)	—	(21,863,259)
Series III	—	(17,250,396)	—	(29,153,712)	—	(2,724,207)
Total distributions	—	(159,343,632)	—	(139,870,306)	—	(33,403,266)
From portfolio share transactions
Portfolio share transactions	(64,599,143)	14,489,918	(72,218,635)	(21,262,782)	(41,761,433)	2,030,572
Total increase (decrease)	60,575,989	(137,485,710)	70,299,640	(170,720,808)	22,485,378	(102,206,039)
Net assets
Beginning of period	778,029,553	915,515,263	920,734,043	1,091,454,851	453,851,415	556,057,454
End of period	$838,605,542	$778,029,553	$991,033,683	$920,734,043	$476,336,793	$453,851,415
The accompanying notes are an integral part of the financial statements.
74

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income (loss)	$(266,342)	$127,150	$174,387	$1,584,512	$2,807,463	$8,624,405
Net realized gain	152,031,767	294,723,757	42,340,553	335,037,940	21,488,478	25,819,588
Change in net unrealized appreciation (depreciation)	236,549,075	(285,979,330)	60,160,213	(274,304,469)	36,324,636	(32,769,082)
Increase in net assets resulting from operations	388,314,500	8,871,577	102,675,153	62,317,983	60,620,577	1,674,911
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(45,000,576)	—	(34,533,277)	—	(353,881)
Series II	—	(18,775,426)	—	(12,302,518)	—	(26,736,705)
Series NAV	—	(180,422,157)	—	(134,623,861)	—	(8,985,496)
Total distributions	—	(244,198,159)	—	(181,459,656)	—	(36,076,082)
From portfolio share transactions
Portfolio share transactions	(181,365,485)	361,743,502	(95,240,274)	(429,476,747)	(7,072,111)	(13,137,689)
Total increase (decrease)	206,949,015	126,416,920	7,434,879	(548,618,420)	53,548,466	(47,538,860)
Net assets
Beginning of period	1,924,211,606	1,797,794,686	507,593,510	1,056,211,930	353,484,682	401,023,542
End of period	$2,131,160,621	$1,924,211,606	$515,028,389	$507,593,510	$407,033,148	$353,484,682
	Emerging Markets Value Trust		Equity Income Trust		Financial Industries Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income	$1,621,808	$13,942,763	$19,139,502	$36,981,379	$1,567,559	$2,978,579
Net realized gain	1,652,837	13,902,614	54,813,295	142,378,786	5,859,937	13,881,607
Change in net unrealized appreciation (depreciation)	10,975,284	(123,368,879)	152,258,667	(331,059,951)	21,961,571	(45,926,167)
Increase (decrease) in net assets resulting from operations	14,249,929	(95,523,502)	226,211,464	(151,699,786)	29,389,067	(29,065,981)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(203,834)	—	(35,387,946)	—	(11,548,344)
Series II	—	(972,210)	—	(17,867,247)	—	(1,380,871)
Series NAV	—	(12,956,345)	—	(189,358,614)	—	(3,468,287)
Total distributions	—	(14,132,389)	—	(242,613,807)	—	(16,397,502)
From portfolio share transactions
Portfolio share transactions	(2,419,500)	(460,663,363)	(95,347,941)	55,746,238	(28,621,534)	(26,942,109)
Total increase (decrease)	11,830,429	(570,319,254)	130,863,523	(338,567,355)	767,533	(72,405,592)
Net assets
Beginning of period	209,727,338	780,046,592	1,474,982,135	1,813,549,490	164,245,247	236,650,839
End of period	$221,557,767	$209,727,338	$1,605,845,658	$1,474,982,135	$165,012,780	$164,245,247
The accompanying notes are an integral part of the financial statements.
75

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust		Global Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income	$5,619,936	$7,533,000	$4,363,547	$8,515,051	$3,350,203	$4,215,095
Net realized gain	76,868,203	135,341,265	9,720,810	10,381,454	1,658,164	19,935,409
Change in net unrealized appreciation (depreciation)	268,158,930	(368,026,059)	119,365,075	(142,767,260)	9,460,218	(55,734,677)
Increase (decrease) in net assets resulting from operations	350,647,069	(225,151,794)	133,449,432	(123,870,755)	14,468,585	(31,584,173)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(20,848,216)	—	(4,999,282)	—	(2,430,516)
Series II	—	(6,656,385)	—	(1,596,365)	—	(599,388)
Series NAV	—	(215,556,814)	—	(1,083,382)	—	(845,314)
Total distributions	—	(243,061,415)	—	(7,679,029)	—	(3,875,218)
From portfolio share transactions
Portfolio share transactions	(87,232,767)	89,996,859	(60,193,457)	(96,564,549)	(7,667,026)	(19,812,148)
Total increase (decrease)	263,414,302	(378,216,350)	73,255,975	(228,114,333)	6,801,559	(55,271,539)
Net assets
Beginning of period	1,510,404,451	1,888,620,801	594,155,776	822,270,109	184,934,753	240,206,292
End of period	$1,773,818,753	$1,510,404,451	$667,411,751	$594,155,776	$191,736,312	$184,934,753
	Health Sciences Trust		International Equity Index Trust		International Growth Stock Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income (loss)	$(92,214)	$(923,501)	$13,414,220	$19,835,185	$631,778	$6,030,914
Net realized gain (loss)	10,147,176	23,226,067	896,228	(4,006,820)	(271,525)	30,060,852
Change in net unrealized appreciation (depreciation)	35,128,959	(20,316,103)	77,467,851	(129,698,101)	10,647,371	(90,018,248)
Increase (decrease) in net assets resulting from operations	45,183,921	1,986,463	91,778,299	(113,869,736)	11,007,624	(53,926,482)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(10,687,991)	—	(9,239,922)	—	(168,911)
Series II	—	(7,954,981)	—	(357,309)	—	(775,169)
Series NAV	—	(11,302,052)	—	(9,027,492)	—	(16,067,371)
Total distributions	—	(29,945,024)	—	(18,624,723)	—	(17,011,451)
From portfolio share transactions
Portfolio share transactions	(17,939,723)	10,737,925	6,630,093	16,022,552	(5,424,005)	(266,060,647)
Total increase (decrease)	27,244,198	(17,220,636)	98,408,392	(116,471,907)	5,583,619	(336,998,580)
Net assets
Beginning of period	272,155,546	289,376,182	677,800,962	794,272,869	58,583,546	395,582,126
End of period	$299,399,744	$272,155,546	$776,209,354	$677,800,962	$64,167,165	$58,583,546
The accompanying notes are an integral part of the financial statements.
76

John Hancock Variable Insurance Trust
Statements of changes in net assets

	International Small Company Trust		International Value Trust		Lifestyle Aggressive Portfolio
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income	$1,521,027	$2,175,755	$5,465,597	$14,815,551	$6,930	$487,651
Net realized gain	2,632,484	11,220,054	5,390,072	11,509,542	705,542	2,043,207
Change in net unrealized appreciation (depreciation)	9,152,955	(42,558,691)	8,994,437	(134,719,892)	4,529,296	(5,628,462)
Increase (decrease) in net assets resulting from operations	13,306,466	(29,162,882)	19,850,106	(108,394,799)	5,241,768	(3,097,604)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(403,717)	—	(2,437,477)	—	(144,670)
Series II	—	(221,699)	—	(1,334,620)	—	(730,794)
Series NAV	—	(1,109,264)	—	(10,868,676)	—	(462,338)
Total distributions	—	(1,734,680)	—	(14,640,773)	—	(1,337,802)
From portfolio share transactions
Portfolio share transactions	(18,524,676)	(7,546,145)	(16,483,578)	(444,124,900)	(2,467,005)	5,373,081
Total increase (decrease)	(5,218,210)	(38,443,707)	3,366,528	(567,160,472)	2,774,763	937,675
Net assets
Beginning of period	113,790,900	152,234,607	301,203,590	868,364,062	30,872,547	29,934,872
End of period	$108,572,690	$113,790,900	$304,570,118	$301,203,590	$33,647,310	$30,872,547
	Lifestyle Balanced Portfolio		Lifestyle Conservative Portfolio		Lifestyle Growth Portfolio
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income (loss)	$(1,379,525)	$19,103,262	$(277,040)	$4,162,460	$(8,887,345)	$109,679,414
Net realized gain	3,493,918	28,782,577	1,889,096	2,837,841	37,527,332	288,020,684
Change in net unrealized appreciation (depreciation)	100,804,645	(92,259,918)	12,948,918	(10,763,148)	735,828,484	(783,099,767)
Increase (decrease) in net assets resulting from operations	102,919,038	(44,374,079)	14,560,974	(3,762,847)	764,468,471	(385,399,669)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(1,318,402)	—	(401,543)	—	(7,670,067)
Series II	—	(30,973,400)	—	(5,386,825)	—	(185,395,170)
Series NAV	—	(3,604,990)	—	(160,078)	—	(12,574,560)
Total distributions	—	(35,896,792)	—	(5,948,446)	—	(205,639,797)
From portfolio share transactions
Portfolio share transactions	(11,299,522)	(78,708,262)	(14,193,843)	8,897,087	(315,434,973)	(682,324,326)
Total increase (decrease)	91,619,516	(158,979,133)	367,131	(814,206)	449,033,498	(1,273,363,792)
Net assets
Beginning of period	900,960,442	1,059,939,575	180,298,356	181,112,562	5,770,858,751	7,044,222,543
End of period	$992,579,958	$900,960,442	$180,665,487	$180,298,356	$6,219,892,249	$5,770,858,751
The accompanying notes are an integral part of the financial statements.
77

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Lifestyle Moderate Portfolio		Mid Cap Index Trust		Mid Cap Stock Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income (loss)	$(443,124)	$6,165,427	$9,286,854	$17,697,926	$(2,204,587)	$(3,078,629)
Net realized gain	739,132	7,162,990	43,990,440	117,800,428	70,433,042	117,884,875
Change in net unrealized appreciation (depreciation)	28,686,831	(24,682,765)	170,314,372	(299,562,429)	130,398,880	(108,676,377)
Increase (decrease) in net assets resulting from operations	28,982,839	(11,354,348)	223,591,666	(164,064,075)	198,627,335	6,129,869
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(413,074)	—	(96,803,108)	—	(17,803,498)
Series II	—	(9,650,323)	—	(6,120,461)	—	(9,612,149)
Series NAV	—	(886,233)	—	(16,124,818)	—	(54,076,091)
Total distributions	—	(10,949,630)	—	(119,048,387)	—	(81,491,738)
From portfolio share transactions
Portfolio share transactions	5,512,695	(23,294,161)	(49,082,881)	(13,540,240)	(74,327,004)	(123,589,869)
Issued in reorganization	—	—	—	—	—	117,164,941
Total from portfolio share transactions	5,512,695	(23,294,161)	(49,082,881)	(13,540,240)	(74,327,004)	(6,424,928)
Total increase (decrease)	34,495,534	(45,598,139)	174,508,785	(296,652,702)	124,300,331	(81,786,797)
Net assets
Beginning of period	279,995,955	325,594,094	1,268,278,615	1,564,931,317	669,478,956	751,265,753
End of period	$314,491,489	$279,995,955	$1,442,787,400	$1,268,278,615	$793,779,287	$669,478,956
	Mid Value Trust		Mutual Shares Trust		Real Estate Securities Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income	$4,823,664	$6,322,620	$1,465,605	$2,052,062	$4,891,878	$7,542,198
Net realized gain	5,319,039	88,149,817	3,184,397	6,674,688	14,693,704	1,720,931
Change in net unrealized appreciation (depreciation)	67,029,685	(171,815,693)	14,585,403	(22,299,908)	37,233,709	(21,369,334)
Increase (decrease) in net assets resulting from operations	77,172,388	(77,343,256)	19,235,405	(13,573,158)	56,819,291	(12,106,205)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(25,535,120)	—	(7,903,924)	—	(1,149,604)
Series II	—	(4,849,765)	—	—	—	(642,687)
Series NAV	—	(36,730,149)	—	—	—	(3,860,388)
Total distributions	—	(67,115,034)	—	(7,903,924)	—	(5,652,679)
From portfolio share transactions
Portfolio share transactions	(48,452,515)	(15,049,510)	(10,212,695)	(6,247,402)	(9,096,488)	(54,705,472)
Total increase (decrease)	28,719,873	(159,507,800)	9,022,710	(27,724,484)	47,722,803	(72,464,356)
Net assets
Beginning of period	648,781,351	808,289,151	144,079,991	171,804,475	303,044,094	375,508,450
End of period	$677,501,224	$648,781,351	$153,102,701	$144,079,991	$350,766,897	$303,044,094
The accompanying notes are an integral part of the financial statements.
78

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Science & Technology Trust		Small Cap Index Trust		Small Cap Opportunities Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income (loss)	$(1,623,461)	$(2,981,167)	$3,124,904	$6,457,057	$268,444	$516,271
Net realized gain	52,144,748	139,175,132	28,204,590	54,870,768	1,810,804	11,537,487
Change in net unrealized appreciation (depreciation)	131,049,184	(142,748,888)	55,463,635	(133,270,736)	18,715,949	(32,010,668)
Increase (decrease) in net assets resulting from operations	181,570,471	(6,554,923)	86,793,129	(71,942,911)	20,795,197	(19,956,910)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(100,139,529)	—	(29,449,790)	—	(18,595,326)
Series II	—	(8,849,761)	—	(2,574,895)	—	(7,252,928)
Series NAV	—	(8,540,805)	—	(10,576,282)	—	(5,661,864)
Total distributions	—	(117,530,095)	—	(42,600,967)	—	(31,510,118)
From portfolio share transactions
Portfolio share transactions	(36,068,803)	112,934,891	(21,588,659)	40,100,277	(7,495,200)	13,612,120
Total increase (decrease)	145,501,668	(11,150,127)	65,204,470	(74,443,601)	13,299,997	(37,854,908)
Net assets
Beginning of period	707,592,794	718,742,921	521,059,174	595,502,775	126,414,443	164,269,351
End of period	$853,094,462	$707,592,794	$586,263,644	$521,059,174	$139,714,440	$126,414,443
	Small Cap Stock Trust		Small Cap Value Trust		Small Company Value Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income (loss)	$(640,597)	$(2,572,830)	$2,433,486	$4,310,600	$235,157	$1,314,321
Net realized gain	24,896,950	89,612,999	24,696,551	34,325,277	1,531,302	73,808,650
Change in net unrealized appreciation (depreciation)	48,237,032	(86,653,138)	46,398,328	(105,375,472)	19,992,588	(91,214,604)
Increase (decrease) in net assets resulting from operations	72,493,385	387,031	73,528,365	(66,739,595)	21,759,047	(16,091,633)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(5,990,614)	—	(34,552,668)	—	(5,549,331)
Series II	—	(2,077,120)	—	(3,960,641)	—	(4,516,985)
Series NAV	—	(19,233,760)	—	(37,445,107)	—	(15,022,981)
Total distributions	—	(27,301,494)	—	(75,958,416)	—	(25,089,297)
From portfolio share transactions
Portfolio share transactions	(18,285,348)	(172,415,424)	(52,119,850)	(27,755,015)	2,726,207	(130,114,484)
Total increase (decrease)	54,208,037	(199,329,887)	21,408,515	(170,453,026)	24,485,254	(171,295,414)
Net assets
Beginning of period	255,692,342	455,022,229	485,952,463	656,405,489	126,985,006	298,280,420
End of period	$309,900,379	$255,692,342	$507,360,978	$485,952,463	$151,470,260	$126,985,006
The accompanying notes are an integral part of the financial statements.
79

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Strategic Equity Allocation Trust		Total Stock Market Index Trust		Utilities Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income	$119,731,608	$198,587,117	$6,207,250	$13,217,907	$3,503,902	$7,619,833
Net realized gain	285,183,321	487,723,912	12,125,632	51,047,679	359,307	5,073,405
Change in net unrealized appreciation (depreciation)	1,109,129,621	(1,500,126,362)	101,606,863	(103,344,856)	34,631,846	(9,999,711)
Increase (decrease) in net assets resulting from operations	1,514,044,550	(813,815,333)	119,939,745	(39,079,270)	38,495,055	2,693,527
Distributions to shareholders
From net investment income and net realized gain
Series I	—	—	—	(24,586,134)	—	(7,169,332)
Series II	—	—	—	(1,789,708)	—	(410,078)
Series NAV	—	(624,373,603)	—	(6,697,785)	—	(978,131)
Total distributions	—	(624,373,603)	—	(33,073,627)	—	(8,557,541)
From portfolio share transactions
Portfolio share transactions	(1,049,044,371)	(718,996,401)	(18,142,852)	(59,448,994)	(5,164,079)	(54,576,409)
Total increase (decrease)	465,000,179	(2,157,185,337)	101,796,893	(131,601,891)	33,330,976	(60,440,423)
Net assets
Beginning of period	9,327,396,815	11,484,582,152	662,610,104	794,211,995	244,912,669	305,353,092
End of period	$9,792,396,994	$9,327,396,815	$764,406,997	$662,610,104	$278,243,645	$244,912,669
The accompanying notes are an integral part of the financial statements.
80

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
06-30-2019 [3]	29.81	0.33	5.14	5.47	—	—	—	35.28	18.35 [4]	0.55 [5]	0.30 [5]	2.00 [5]	3,596	1
12-31-2018	32.20	0.60	(2.02)	(1.42)	(0.44)	(0.53)	(0.97)	29.81	(4.69)	0.55	0.30	1.81	3,026	4
12-31-2017	27.29	0.50	5.31	5.81	(0.52)	(0.38)	(0.90)	32.20	21.52	0.55	0.30	1.69	3,135	3
12-31-2016	25.26	0.50	2.40	2.90	(0.45)	(0.42)	(0.87)	27.29	11.59	0.54	0.30	1.91	2,529	4 [6]
12-31-2015	25.68	0.48	(0.20)	0.28	(0.44)	(0.26)	(0.70)	25.26	1.10	0.54	0.30	1.85	2,024	4
12-31-2014	23.34	0.42	2.68	3.10	(0.39)	(0.37)	(0.76)	25.68	13.33	0.54	0.30	1.71	1,880	2
Series II
06-30-2019 [3]	29.83	0.30	5.14	5.44	—	—	—	35.27	18.24 [4]	0.75 [5]	0.50 [5]	1.80 [5]	73	1
12-31-2018	32.22	0.53	(2.01)	(1.48)	(0.38)	(0.53)	(0.91)	29.83	(4.88)	0.75	0.50	1.61	66	4
12-31-2017	27.31	0.45	5.30	5.75	(0.46)	(0.38)	(0.84)	32.22	21.28	0.75	0.50	1.50	74	3
12-31-2016	25.29	0.45	2.39	2.84	(0.40)	(0.42)	(0.82)	27.31	11.37	0.74	0.50	1.72	64	4 [6]
12-31-2015	25.71	0.42	(0.20)	0.22	(0.38)	(0.26)	(0.64)	25.29	0.86	0.74	0.50	1.64	51	4
12-31-2014	23.36	0.37	2.69	3.06	(0.34)	(0.37)	(0.71)	25.71	13.15	0.74	0.50	1.51	55	2
Series NAV
06-30-2019 [3]	29.80	0.34	5.14	5.48	—	—	—	35.28	18.39 [4]	0.50 [5]	0.25 [5]	2.05 [5]	2,027	1
12-31-2018	32.19	0.61	(2.01)	(1.40)	(0.46)	(0.53)	(0.99)	29.80	(4.65)	0.50	0.25	1.86	1,721	4
12-31-2017	27.29	0.52	5.29	5.81	(0.53)	(0.38)	(0.91)	32.19	21.54	0.50	0.25	1.75	1,892	3
12-31-2016	25.26	0.51	2.40	2.91	(0.46)	(0.42)	(0.88)	27.29	11.64	0.49	0.25	1.96	1,641	4 [6]
12-31-2015	25.68	0.49	(0.20)	0.29	(0.45)	(0.26)	(0.71)	25.26	1.15	0.49	0.25	1.89	1,442	4
12-31-2014	23.33	0.43	2.69	3.12	(0.40)	(0.37)	(0.77)	25.68	13.43	0.49	0.25	1.76	1,530	2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.
American Asset Allocation Trust
Series I
06-30-2019 [3]	11.84	0.02 [4]	1.37	1.39	—	—	—	13.23	11.74 [5]	0.63 [6,7]	0.62 [6,7]	0.32 [4,6]	293	6
12-31-2018	14.29	0.18 [4]	(0.76)	(0.58)	(0.16)	(1.71)	(1.87)	11.84	(4.91)	0.63 [7]	0.62 [7]	1.27 [4]	262	6
12-31-2017	13.36	0.17 [4]	1.89	2.06	(0.16)	(0.97)	(1.13)	14.29	15.79	0.63 [7]	0.62 [7]	1.17 [4]	283	6
12-31-2016	14.21	0.18 [4]	1.06	1.24	(0.17)	(1.92)	(2.09)	13.36	8.99	0.61 [7,8]	0.60 [7,8]	1.29 [4]	244	4
12-31-2015	15.75	0.20 [4]	(0.10)	0.10	(0.19)	(1.45)	(1.64)	14.21	1.06	0.62 [7]	0.61 [7]	1.27 [4]	220	9
12-31-2014	15.22	0.17 [4]	0.60	0.77	(0.17)	(0.07)	(0.24)	15.75	5.05	0.62 [7]	0.61 [7]	1.11 [4]	227	7
Series II
06-30-2019 [3]	11.84	0.01 [4]	1.38	1.39	—	—	—	13.23	11.74 [5]	0.78 [6,7]	0.71 [6,7]	0.20 [4,6]	971	6
12-31-2018	14.30	0.15 [4]	(0.75)	(0.60)	(0.15)	(1.71)	(1.86)	11.84	(5.06)	0.78 [7]	0.71 [7]	1.11 [4]	934	6
12-31-2017	13.37	0.14 [4]	1.91	2.05	(0.15)	(0.97)	(1.12)	14.30	15.69	0.78 [7]	0.71 [7]	1.00 [4]	1,141	6
12-31-2016	14.21	0.15 [4]	1.08	1.23	(0.15)	(1.92)	(2.07)	13.37	8.92	0.76 [7,8]	0.72 [7,8]	1.08 [4]	1,133	4
12-31-2015	15.75	0.16 [4]	(0.09)	0.07	(0.16)	(1.45)	(1.61)	14.21	0.91	0.77 [7]	0.76 [7]	1.05 [4]	1,168	9
12-31-2014	15.22	0.14 [4]	0.61	0.75	(0.15)	(0.07)	(0.22)	15.75	4.89	0.77 [7]	0.76 [7]	0.90 [4]	1,320	7
Series III
06-30-2019 [3]	11.84	0.04 [4]	1.37	1.41	—	—	—	13.25	11.91 [5]	0.28 [6,7]	0.27 [6,7]	0.64 [4,6]	121	6
12-31-2018	14.30	0.22 [4]	(0.76)	(0.54)	(0.21)	(1.71)	(1.92)	11.84	(4.62)	0.28 [7]	0.27 [7]	1.56 [4]	116	6
12-31-2017	13.36	0.21 [4]	1.91	2.12	(0.21)	(0.97)	(1.18)	14.30	16.25	0.28 [7]	0.27 [7]	1.45 [4]	141	6
12-31-2016	14.20	0.22 [4]	1.08	1.30	(0.22)	(1.92)	(2.14)	13.36	9.43	0.26 [7,8]	0.25 [7,8]	1.55 [4]	137	4
12-31-2015	15.75	0.24 [4]	(0.10)	0.14	(0.24)	(1.45)	(1.69)	14.20	1.34	0.27 [7]	0.26 [7]	1.56 [4]	138	9
12-31-2014	15.22	0.21 [4]	0.61	0.82	(0.22)	(0.07)	(0.29)	15.75	5.40	0.27 [7]	0.26 [7]	1.37 [4]	156	7
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
The accompanying notes are an integral part of the financial statements.
81

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
06-30-2019 [3]	13.68	(0.02) [4]	2.89	2.87	—	—	—	16.55	20.98 [5]	0.65 [6,7]	0.64 [6,7]	(0.29) [4,6]	24	7
12-31-2018	16.10	0.05 [4]	(1.43)	(1.38)	(0.04)	(1.00)	(1.04)	13.68	(9.37)	0.64 [7]	0.64 [7]	0.29 [4]	17	11
12-31-2017	13.43	0.05 [4]	4.00	4.05	(0.04)	(1.34)	(1.38)	16.10	30.91	0.65 [7]	0.64 [7]	0.33 [4]	19	9
12-31-2016	15.38	0.10 [4]	(0.01)	0.09	(0.08)	(1.96)	(2.04)	13.43	0.28	0.64 [7]	0.60 [7]	0.69 [4]	13	14
12-31-2015	15.86	0.14 [4]	0.87	1.01	(0.39)	(1.10)	(1.49)	15.38	6.64	0.64 [7]	0.55 [7]	0.88 [4]	12	17
12-31-2014	15.68	0.15 [4]	0.16	0.31	(0.13)	—	(0.13)	15.86	1.96	0.63 [7]	0.58 [7]	0.97 [4]	8	13
Series II
06-30-2019 [3]	13.64	(0.03) [4]	2.89	2.86	—	—	—	16.50	20.97 [5]	0.80 [6,7]	0.71 [6,7]	(0.38) [4,6]	159	7
12-31-2018	16.06	0.03 [4]	(1.42)	(1.39)	(0.03)	(1.00)	(1.03)	13.64	(9.46)	0.79 [7]	0.71 [7]	0.16 [4]	144	11
12-31-2017	13.39	0.03 [4]	4.01	4.04	(0.03)	(1.34)	(1.37)	16.06	30.92	0.80 [7]	0.71 [7]	0.16 [4]	185	9
12-31-2016	15.35	0.06 [4]	—	0.06	(0.06)	(1.96)	(2.02)	13.39	0.10	0.79 [7]	0.70 [7]	0.42 [4]	166	14
12-31-2015	15.83	0.09 [4]	0.90	0.99	(0.37)	(1.10)	(1.47)	15.35	6.50	0.79 [7]	0.70 [7]	0.55 [4]	193	17
12-31-2014	15.65	0.10 [4]	0.19	0.29	(0.11)	—	(0.11)	15.83	1.82	0.78 [7]	0.74 [7]	0.62 [4]	203	13
Series III
06-30-2019 [3]	13.63	— [4,8]	2.89	2.89	—	—	—	16.52	21.20 [5]	0.30 [6,7]	0.29 [6,7]	0.04 [4,6]	29	7
12-31-2018	16.05	0.10 [4]	(1.43)	(1.33)	(0.09)	(1.00)	(1.09)	13.63	(9.04)	0.29 [7]	0.29 [7]	0.60 [4]	27	11
12-31-2017	13.39	0.09 [4]	4.00	4.09	(0.09)	(1.34)	(1.43)	16.05	31.34	0.30 [7]	0.29 [7]	0.56 [4]	32	9
12-31-2016	15.34	0.13 [4]	0.01	0.14	(0.13)	(1.96)	(2.09)	13.39	0.63	0.29 [7]	0.24 [7]	0.90 [4]	31	14
12-31-2015	15.82	0.17 [4]	0.90	1.07	(0.45)	(1.10)	(1.55)	15.34	7.02	0.29 [7]	0.20 [7]	1.02 [4]	31	17
12-31-2014	15.64	0.18 [4]	0.18	0.36	(0.18)	—	(0.18)	15.82	2.31	0.28 [7]	0.24 [7]	1.12 [4]	36	13
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $0.005 per share.
American Growth Trust
Series I
06-30-2019 [3]	16.55	(0.01) [4]	2.73	2.72	—	—	—	19.27	16.44 [5]	0.63 [6,7]	0.62 [6,7]	(0.13) [4,6]	137	8
12-31-2018	20.17	0.01 [4]	0.32	0.33	—	(3.95)	(3.95)	16.55	(0.66)	0.63 [7]	0.62 [7]	0.06 [4]	121	13
12-31-2017	18.62	0.03 [4]	4.86	4.89	(0.02)	(3.32)	(3.34)	20.17	27.87	0.63 [7]	0.62 [7]	0.13 [4]	130	11
12-31-2016	24.15	0.09 [4]	1.89	1.98	(0.07)	(7.44)	(7.51)	18.62	9.08	0.62 [7]	0.62 [7]	0.41 [4]	109	12
12-31-2015	24.07	0.04 [4]	1.43	1.47	(0.06)	(1.33)	(1.39)	24.15	6.44	0.62 [7]	0.62 [7]	0.18 [4]	104	21
12-31-2014	22.44	0.20 [4]	1.63	1.83	(0.20)	—	(0.20)	24.07	8.13	0.62 [7]	0.61 [7]	0.85 [4]	118	7
Series II
06-30-2019 [3]	16.44	(0.02) [4]	2.72	2.70	—	—	—	19.14	16.42 [5]	0.78 [6,7]	0.68 [6,7]	(0.20) [4,6]	612	8
12-31-2018	20.06	(0.01) [4]	0.33	0.32	—	(3.94)	(3.94)	16.44	(0.71)	0.78 [7]	0.68 [7]	(0.03) [4]	574	13
12-31-2017	18.54	0.01 [4]	4.84	4.85	(0.01)	(3.32)	(3.33)	20.06	27.74	0.78 [7]	0.68 [7]	0.04 [4]	688	11
12-31-2016	24.08	0.07 [4]	1.89	1.96	(0.06)	(7.44)	(7.50)	18.54	9.03	0.77 [7]	0.68 [7]	0.32 [4]	658	12
12-31-2015	23.99	0.02 [4]	1.42	1.44	(0.02)	(1.33)	(1.35)	24.08	6.35	0.77 [7]	0.72 [7]	0.10 [4]	707	21
12-31-2014	22.37	0.14 [4]	1.64	1.78	(0.16)	—	(0.16)	23.99	7.96	0.77 [7]	0.76 [7]	0.63 [4]	804	7
Series III
06-30-2019 [3]	16.44	0.02 [4]	2.72	2.74	—	—	—	19.18	16.67 [5]	0.28 [6,7]	0.27 [6,7]	0.21 [4,6]	89	8
12-31-2018	20.06	0.08 [4]	0.32	0.40	(0.05)	(3.97)	(4.02)	16.44	(0.28)	0.28 [7]	0.27 [7]	0.38 [4]	83	13
12-31-2017	18.54	0.09 [4]	4.84	4.93	(0.09)	(3.32)	(3.41)	20.06	28.22	0.28 [7]	0.27 [7]	0.44 [4]	98	11
12-31-2016	24.07	0.16 [4]	1.90	2.06	(0.15)	(7.44)	(7.59)	18.54	9.48	0.27 [7]	0.27 [7]	0.75 [4]	94	12
12-31-2015	23.98	0.14 [4]	1.43	1.57	(0.15)	(1.33)	(1.48)	24.07	6.87	0.27 [7]	0.27 [7]	0.56 [4]	94	21
12-31-2014	22.36	0.26 [4]	1.64	1.90	(0.28)	—	(0.28)	23.98	8.47	0.27 [7]	0.26 [7]	1.14 [4]	106	7
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.
82

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
06-30-2019 [3]	15.03	— [4,5]	2.38	2.38	—	—	—	17.41	15.83 [6]	0.63 [7,8]	0.62 [7,8]	0.06 [5,7]	267	8
12-31-2018	17.69	0.17 [5]	(0.32)	(0.15)	(0.17)	(2.34)	(2.51)	15.03	(2.18)	0.63 [8]	0.62 [8]	0.97 [5]	240	11
12-31-2017	17.58	0.18 [5]	3.37	3.55	(0.17)	(3.27)	(3.44)	17.69	22.03	0.63 [8]	0.62 [8]	1.00 [5]	275	8
12-31-2016	21.16	0.22 [5]	1.94	2.16	(0.19)	(5.55)	(5.74)	17.58	11.10	0.62 [8]	0.61 [8]	1.10 [5]	247	13
12-31-2015	24.00	0.21 [5]	(0.07)	0.14	(0.20)	(2.78)	(2.98)	21.16	1.11	0.62 [8]	0.61 [8]	0.89 [5]	240	17
12-31-2014	21.96	0.21 [5]	2.04	2.25	(0.21)	—	(0.21)	24.00	10.25	0.62 [8]	0.61 [8]	0.90 [5]	267	6
Series II
06-30-2019 [3]	14.97	— [4,5]	2.36	2.36	—	—	—	17.33	15.76 [6]	0.78 [7,8]	0.70 [7,8]	(0.03) [5,7]	522	8
12-31-2018	17.63	0.15 [5]	(0.31)	(0.16)	(0.16)	(2.34)	(2.50)	14.97	(2.27)	0.78 [8]	0.70 [8]	0.85 [5]	492	11
12-31-2017	17.54	0.16 [5]	3.35	3.51	(0.15)	(3.27)	(3.42)	17.63	21.89	0.78 [8]	0.70 [8]	0.87 [5]	594	8
12-31-2016	21.12	0.19 [5]	1.96	2.15	(0.18)	(5.55)	(5.73)	17.54	11.06	0.77 [8]	0.69 [8]	0.97 [5]	585	13
12-31-2015	23.96	0.18 [5]	(0.07)	0.11	(0.17)	(2.78)	(2.95)	21.12	0.96	0.77 [8]	0.73 [8]	0.77 [5]	628	17
12-31-2014	21.92	0.16 [5]	2.06	2.22	(0.18)	—	(0.18)	23.96	10.12	0.77 [8]	0.76 [8]	0.68 [5]	730	6
Series III
06-30-2019 [3]	14.99	0.03 [5]	2.37	2.40	—	—	—	17.39	16.01 [6]	0.28 [7,8]	0.27 [7,8]	0.40 [5,7]	202	8
12-31-2018	17.65	0.23 [5]	(0.32)	(0.09)	(0.23)	(2.34)	(2.57)	14.99	(1.82)	0.28 [8]	0.27 [8]	1.30 [5]	189	11
12-31-2017	17.55	0.24 [5]	3.36	3.60	(0.23)	(3.27)	(3.50)	17.65	22.39	0.28 [8]	0.27 [8]	1.30 [5]	222	8
12-31-2016	21.12	0.28 [5]	1.96	2.24	(0.26)	(5.55)	(5.81)	17.55	11.54	0.27 [8]	0.26 [8]	1.42 [5]	218	13
12-31-2015	23.96	0.29 [5]	(0.06)	0.23	(0.29)	(2.78)	(3.07)	21.12	1.46	0.27 [8]	0.26 [8]	1.24 [5]	219	17
12-31-2014	21.92	0.27 [5]	2.07	2.34	(0.30)	—	(0.30)	23.96	10.64	0.27 [8]	0.26 [8]	1.19 [5]	252	6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Less than $0.005 per share. 5. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6. Not annualized. 7. Annualized. 8. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American International Trust
Series I
06-30-2019 [3]	17.67	(0.03) [4]	2.60	2.57	—	—	—	20.24	14.54 [5]	0.64 [6,7]	0.63 [6,7]	(0.28) [4,6]	123	6
12-31-2018	21.93	0.28 [4]	(3.14)	(2.86)	(0.27)	(1.13)	(1.40)	17.67	(13.46)	0.63 [7]	0.62 [7]	1.32 [4]	119	20
12-31-2017	17.71	0.19 [4]	5.34	5.53	(0.18)	(1.13)	(1.31)	21.93	31.65	0.63 [7]	0.62 [7]	0.90 [4]	132	9
12-31-2016	17.35	0.17 [4]	0.37	0.54	(0.18)	—	(0.18)	17.71	3.12	0.63 [7]	0.62 [7]	0.99 [4]	93	17
12-31-2015	18.45	0.22 [4]	(1.11)	(0.89)	(0.21)	—	(0.21)	17.35	(4.82)	0.63 [7]	0.62 [7]	1.14 [4]	98	15
12-31-2014	19.23	0.21 [4]	(0.79)	(0.58)	(0.20)	—	(0.20)	18.45	(3.05)	0.62 [7]	0.62 [7]	1.08 [4]	89	6
Series II
06-30-2019 [3]	17.66	(0.04) [4]	2.60	2.56	—	—	—	20.22	14.50 [5]	0.79 [6,7]	0.76 [6,7]	(0.41) [4,6]	316	6
12-31-2018	21.92	0.24 [4]	(3.13)	(2.89)	(0.24)	(1.13)	(1.37)	17.66	(13.59)	0.78 [7]	0.75 [7]	1.11 [4]	300	20
12-31-2017	17.70	0.14 [4]	5.36	5.50	(0.15)	(1.13)	(1.28)	21.92	31.49	0.78 [7]	0.75 [7]	0.69 [4]	381	9
12-31-2016	17.34	0.14 [4]	0.37	0.51	(0.15)	—	(0.15)	17.70	2.97	0.78 [7]	0.75 [7]	0.82 [4]	361	17
12-31-2015	18.44	0.18 [4]	(1.10)	(0.92)	(0.18)	—	(0.18)	17.34	(4.98)	0.78 [7]	0.76 [7]	0.93 [4]	395	15
12-31-2014	19.21	0.15 [4]	(0.75)	(0.60)	(0.17)	—	(0.17)	18.44	(3.15)	0.77 [7]	0.77 [7]	0.79 [4]	468	6
Series III
06-30-2019 [3]	17.59	0.01 [4]	2.60	2.61	—	—	—	20.20	14.84 [5]	0.29 [6,7]	0.28 [6,7]	0.07 [4,6]	37	6
12-31-2018	21.86	0.34 [4]	(3.14)	(2.80)	(0.34)	(1.13)	(1.47)	17.59	(13.20)	0.28 [7]	0.27 [7]	1.61 [4]	35	20
12-31-2017	17.65	0.24 [4]	5.35	5.59	(0.25)	(1.13)	(1.38)	21.86	32.12	0.28 [7]	0.27 [7]	1.16 [4]	43	9
12-31-2016	17.29	0.23 [4]	0.37	0.60	(0.24)	—	(0.24)	17.65	3.49	0.28 [7]	0.27 [7]	1.33 [4]	41	17
12-31-2015	18.40	0.27 [4]	(1.10)	(0.83)	(0.28)	—	(0.28)	17.29	(4.54)	0.28 [7]	0.27 [7]	1.44 [4]	43	15
12-31-2014	19.17	0.26 [4]	(0.77)	(0.51)	(0.26)	—	(0.26)	18.40	(2.66)	0.27 [7]	0.27 [7]	1.33 [4]	50	6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.
83

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
Series I
06-30-2019 [3]	30.96	(0.01)	6.46	6.45	—	—	—	37.41	20.83 [4]	0.84 [5]	0.81 [5]	(0.05) [5]	329	12
12-31-2018	34.92	(0.01)	1.32	1.31	(0.01)	(5.26)	(5.27)	30.96	1.97	0.84	0.80	(0.02)	289	35
12-31-2017	27.45	(0.01)	9.74	9.73	(0.02)	(2.24)	(2.26)	34.92	36.28	0.85	0.82	(0.02)	323	25
12-31-2016	32.45	0.02	0.17	0.19	— [6]	(5.19)	(5.19)	27.45	0.81	0.85 [7]	0.82 [7]	0.07	270	30
12-31-2015	35.88	0.01	3.48	3.49	—	(6.92)	(6.92)	32.45	11.06	0.87	0.83	0.03	311	29
12-31-2014	34.23	(0.04)	3.12	3.08	—	(1.43)	(1.43)	35.88	9.07	0.86	0.83	(0.12)	313	26
Series II
06-30-2019 [3]	30.07	(0.04)	6.27	6.23	—	—	—	36.30	20.72 [4]	1.04 [5]	1.01 [5]	(0.25) [5]	134	12
12-31-2018	34.10	(0.08)	1.31	1.23	—	(5.26)	(5.26)	30.07	1.78	1.04	1.00	(0.22)	123	35
12-31-2017	26.89	(0.07)	9.52	9.45	—	(2.24)	(2.24)	34.10	35.96	1.05	1.02	(0.22)	132	25
12-31-2016	31.95	(0.04)	0.17	0.13	—	(5.19)	(5.19)	26.89	0.62	1.05 [7]	1.01 [7]	(0.13)	115	30
12-31-2015	35.50	(0.06)	3.43	3.37	—	(6.92)	(6.92)	31.95	10.83	1.07	1.03	(0.17)	136	29
12-31-2014	33.94	(0.11)	3.10	2.99	—	(1.43)	(1.43)	35.50	8.88	1.06	1.03	(0.32)	132	26
Series NAV
06-30-2019 [3]	30.97	— [6]	6.45	6.45	—	—	—	37.42	20.83 [4]	0.79 [5]	0.76 [5]	— [5,8]	1,669	12
12-31-2018	34.92	0.01	1.32	1.33	(0.02)	(5.26)	(5.28)	30.97	2.03	0.79	0.75	0.04	1,512	35
12-31-2017	27.45	0.01	9.74	9.75	(0.04)	(2.24)	(2.28)	34.92	36.34	0.80	0.77	0.03	1,342	25
12-31-2016	32.45	0.04	0.17	0.21	(0.02)	(5.19)	(5.21)	27.45	0.85	0.80 [7]	0.76 [7]	0.12	1,182	30
12-31-2015	35.86	0.03	3.48	3.51	—	(6.92)	(6.92)	32.45	11.13	0.82	0.78	0.08	1,260	29
12-31-2014	34.20	(0.02)	3.11	3.09	—	(1.43)	(1.43)	35.86	9.11	0.81	0.78	(0.07)	1,314	26
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%. 8. Less than 0.005%.
Capital Appreciation Trust
Series I
06-30-2019 [3]	12.09	— [4]	2.52	2.52	—	—	—	14.61	20.84 [5]	0.82 [6]	0.81 [6]	0.06 [6]	190	23
12-31-2018	14.65	0.02	0.23	0.25	(0.04)	(2.77)	(2.81)	12.09	(0.80)	0.80	0.79	0.13	169	37
12-31-2017	11.69	— [4]	4.15	4.15	(0.01)	(1.18)	(1.19)	14.65	36.53	0.80	0.79	0.03	192	47
12-31-2016	14.12	0.01	(0.14)	(0.13)	—	(2.30)	(2.30)	11.69	(1.08)	0.77 [7]	0.76 [7]	0.08	164	45
12-31-2015	15.47	— [4]	1.57	1.57	—	(2.92)	(2.92)	14.12	11.46	0.79	0.78	(0.01)	192	30
12-31-2014	15.78	— [4]	1.50	1.50	(0.01)	(1.80)	(1.81)	15.47	9.65	0.78	0.78	(0.01)	196	33
Series II
06-30-2019 [3]	11.61	(0.01)	2.42	2.41	—	—	—	14.02	20.76 [5]	1.02 [6]	1.01 [6]	(0.14) [6]	63	23
12-31-2018	14.16	(0.01)	0.24	0.23	(0.01)	(2.77)	(2.78)	11.61	(0.99)	1.00	0.99	(0.07)	58	37
12-31-2017	11.35	(0.02)	4.01	3.99	—	(1.18)	(1.18)	14.16	36.20	1.00	0.99	(0.17)	66	47
12-31-2016	13.80	(0.02)	(0.13)	(0.15)	—	(2.30)	(2.30)	11.35	(1.26)	0.97 [7]	0.96 [7]	(0.12)	58	45
12-31-2015	15.22	(0.03)	1.53	1.50	—	(2.92)	(2.92)	13.80	11.17	0.99	0.98	(0.21)	70	30
12-31-2014	15.57	(0.03)	1.48	1.45	—	(1.80)	(1.80)	15.22	9.47	0.98	0.98	(0.21)	73	33
Series NAV
06-30-2019 [3]	12.11	0.01	2.52	2.53	—	—	—	14.64	20.89 [5]	0.77 [6]	0.76 [6]	0.11 [6]	262	23
12-31-2018	14.67	0.03	0.23	0.26	(0.05)	(2.77)	(2.82)	12.11	(0.72)	0.75	0.74	0.20	281	37
12-31-2017	11.71	0.01	4.15	4.16	(0.02)	(1.18)	(1.20)	14.67	36.51	0.75	0.74	0.08	798	47
12-31-2016	14.13	0.02	(0.14)	(0.12)	— [4]	(2.30)	(2.30)	11.71	(1.00)	0.72 [7]	0.71 [7]	0.12	718	45
12-31-2015	15.48	0.01	1.56	1.57	— [4]	(2.92)	(2.92)	14.13	11.48	0.74	0.73	0.04	691	30
12-31-2014	15.79	0.01	1.49	1.50	(0.01)	(1.80)	(1.81)	15.48	9.68	0.73	0.73	0.04	764	33
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.
84

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Trust
Series I
06-30-2019 [3]	10.92	0.09	1.79	1.88	—	—	—	12.80	17.22 [4]	0.92 [5]	0.88 [5]	1.57 [5]	7	25
12-31-2018	11.98	0.28 [6]	(0.18)	0.10	(0.25)	(0.91)	(1.16)	10.92	0.39	0.92	0.88	2.35 [6]	4	78
12-31-2017	11.08	0.13	1.52	1.65	(0.17)	(0.58)	(0.75)	11.98	15.15	0.92	0.88	1.12	4	64
12-31-2016	11.47	0.17	0.76	0.93	(0.15)	(1.17)	(1.32)	11.08	8.12	0.91	0.87	1.50	3	68
12-31-2015	12.78	0.13	0.48	0.61	(0.13)	(1.79)	(1.92)	11.47	5.28	0.91	0.87	1.02	1	73
12-31-2014	13.02	0.15	1.38	1.53	(0.18)	(1.59)	(1.77)	12.78	12.22	0.91	0.87	1.18	4	69
Series II
06-30-2019 [3]	10.87	0.08	1.79	1.87	—	—	—	12.74	17.20 [4]	1.12 [5]	1.08 [5]	1.39 [5]	284	25
12-31-2018	11.94	0.26 [6]	(0.19)	0.07	(0.23)	(0.91)	(1.14)	10.87	0.11	1.12	1.08	2.15 [6]	259	78
12-31-2017	11.04	0.11	1.52	1.63	(0.15)	(0.58)	(0.73)	11.94	14.99	1.12	1.08	0.92	305	64
12-31-2016	11.44	0.14	0.76	0.90	(0.13)	(1.17)	(1.30)	11.04	7.84	1.11	1.07	1.25	305	68
12-31-2015	12.75	0.11	0.48	0.59	(0.11)	(1.79)	(1.90)	11.44	5.10	1.11	1.07	0.89	316	73
12-31-2014	12.99	0.13	1.37	1.50	(0.15)	(1.59)	(1.74)	12.75	12.04	1.11	1.07	0.98	332	69
Series NAV
06-30-2019 [3]	10.89	0.10	1.78	1.88	—	—	—	12.77	17.26 [4]	0.87 [5]	0.83 [5]	1.64 [5]	116	25
12-31-2018	11.95	0.29 [6]	(0.18)	0.11	(0.26)	(0.91)	(1.17)	10.89	0.45	0.87	0.83	2.40 [6]	91	78
12-31-2017	11.06	0.14	1.51	1.65	(0.18)	(0.58)	(0.76)	11.95	15.14	0.87	0.83	1.17	92	64
12-31-2016	11.45	0.18	0.75	0.93	(0.15)	(1.17)	(1.32)	11.06	8.19	0.86	0.82	1.54	75	68
12-31-2015	12.76	0.14	0.48	0.62	(0.14)	(1.79)	(1.93)	11.45	5.27	0.86	0.82	1.16	44	73
12-31-2014	13.00	0.16	1.38	1.54	(0.19)	(1.59)	(1.78)	12.76	12.38	0.86	0.82	1.22	32	69
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.12 and 1.00%, respectively.
Emerging Markets Value Trust
Series I
06-30-2019 [3]	8.93	0.07	0.56	0.63	—	—	—	9.56	7.05 [4]	1.19 [5]	1.18 [5]	1.39 [5]	6	14
12-31-2018	10.63	0.19	(1.63)	(1.44)	(0.26)	—	(0.26)	8.93	(13.60)	1.12	1.12	1.91	7	14
12-31-2017	8.14	0.13	2.52	2.65	(0.16)	—	(0.16)	10.63	32.70	1.12	1.12	1.30	8	28 [6]
12-31-2016	7.04	0.12	1.15	1.27	(0.17)	—	(0.17)	8.14	18.00	1.13	1.12	1.51	3	22
12-31-2015	8.91	0.15	(1.85)	(1.70)	(0.17)	—	(0.17)	7.04	(19.08)	1.10	1.09	1.73	2	20
12-31-2014	9.92	0.17	(0.65)	(0.48)	(0.18)	(0.35)	(0.53)	8.91	(5.50)	1.13	1.12	1.68	3	17
Series II
06-30-2019 [3]	8.93	0.06	0.57	0.63	—	—	—	9.56	7.05 [4]	1.39 [5]	1.38 [5]	1.24 [5]	36	14
12-31-2018	10.63	0.17	(1.63)	(1.46)	(0.24)	—	(0.24)	8.93	(13.79)	1.32	1.32	1.72	35	14
12-31-2017	8.14	(0.02)	2.65	2.63	(0.14)	—	(0.14)	10.63	32.47	1.32	1.32	(0.19)	48	28 [6]
12-31-2016	7.05	0.10	1.14	1.24	(0.15)	—	(0.15)	8.14	17.62	1.33	1.32	1.33	— [7]	22
12-31-2015 [8]	9.48	0.10	(2.37)	(2.27)	(0.16)	—	(0.16)	7.05	(24.01) [4]	1.30 [5]	1.29 [5]	2.13 [5]	— [7]	20 [9]
Series NAV
06-30-2019 [3]	8.92	0.07	0.56	0.63	—	—	—	9.55	7.06 [4]	1.14 [5]	1.13 [5]	1.50 [5]	179	14
12-31-2018	10.61	0.21	(1.63)	(1.42)	(0.27)	—	(0.27)	8.92	(13.48)	1.07	1.07	2.04	168	14
12-31-2017	8.13	0.16	2.49	2.65	(0.17)	—	(0.17)	10.61	32.67	1.07	1.07	1.68	724	28 [6]
12-31-2016	7.03	0.12	1.15	1.27	(0.17)	—	(0.17)	8.13	18.08	1.07	1.06	1.67	608	22
12-31-2015	8.90	0.14	(1.83)	(1.69)	(0.18)	—	(0.18)	7.03	(19.05)	1.05	1.04	1.72	660	20
12-31-2014	9.90	0.17	(0.63)	(0.46)	(0.19)	(0.35)	(0.54)	8.90	(5.36)	1.08	1.07	1.70	824	17
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Less than $500,000. 8. The inception date for Series II shares is 5-27-15. 9. Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
The accompanying notes are an integral part of the financial statements.
85

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Equity Income Trust
Series I
06-30-2019 [3]	13.65	0.18	1.96	2.14	—	—	—	15.79	15.68 [4]	0.80 [5]	0.77 [5]	2.44 [5]	229	10
12-31-2018	17.50	0.35	(1.74)	(1.39)	(0.30)	(2.16)	(2.46)	13.65	(9.58)	0.81	0.78	2.12	215	18
12-31-2017	16.67	0.32	2.24	2.56	(0.39)	(1.34)	(1.73)	17.50	16.29	0.82	0.78	1.88	276	21
12-31-2016	15.79	0.42	2.47	2.89	(0.36)	(1.65)	(2.01)	16.67	19.12	0.81 [6]	0.77 [6]	2.59	272	28
12-31-2015	19.16	0.34	(1.70)	(1.36)	(0.34)	(1.67)	(2.01)	15.79	(6.75)	0.87	0.83	1.91	262	34
12-31-2014	19.82	0.36	1.09	1.45	(0.35)	(1.76)	(2.11)	19.16	7.47	0.86	0.83	1.81	326	9
Series II
06-30-2019 [3]	13.58	0.17	1.95	2.12	—	—	—	15.70	15.61 [4]	1.00 [5]	0.97 [5]	2.24 [5]	120	10
12-31-2018	17.42	0.32	(1.73)	(1.41)	(0.27)	(2.16)	(2.43)	13.58	(9.75)	1.01	0.98	1.92	111	18
12-31-2017	16.61	0.29	2.21	2.50	(0.35)	(1.34)	(1.69)	17.42	16.00	1.02	0.98	1.68	145	21
12-31-2016	15.74	0.38	2.46	2.84	(0.32)	(1.65)	(1.97)	16.61	18.91	1.01 [6]	0.97 [6]	2.39	148	28
12-31-2015	19.10	0.31	(1.70)	(1.39)	(0.30)	(1.67)	(1.97)	15.74	(6.91)	1.07	1.03	1.71	138	34
12-31-2014	19.77	0.32	1.09	1.41	(0.32)	(1.76)	(2.08)	19.10	7.23	1.06	1.03	1.62	172	9
Series NAV
06-30-2019 [3]	13.58	0.19	1.95	2.14	—	—	—	15.72	15.76 [4]	0.75 [5]	0.72 [5]	2.49 [5]	1,256	10
12-31-2018	17.42	0.36	(1.73)	(1.37)	(0.31)	(2.16)	(2.47)	13.58	(9.52)	0.76	0.73	2.18	1,149	18
12-31-2017	16.61	0.33	2.22	2.55	(0.40)	(1.34)	(1.74)	17.42	16.28	0.77	0.73	1.93	1,393	21
12-31-2016	15.74	0.42	2.46	2.88	(0.36)	(1.65)	(2.01)	16.61	19.18	0.76 [6]	0.72 [6]	2.63	1,400	28
12-31-2015	19.10	0.35	(1.70)	(1.35)	(0.34)	(1.67)	(2.01)	15.74	(6.66)	0.82	0.78	1.97	1,270	34
12-31-2014	19.76	0.37	1.09	1.46	(0.36)	(1.76)	(2.12)	19.10	7.55	0.81	0.78	1.87	1,489	9
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Financial Industries Trust
Series I
06-30-2019 [3]	11.90	0.12	2.10	2.22	—	—	—	14.12	18.66 [4]	0.90 [5]	0.89 [5]	1.86 [5]	124	13
12-31-2018	14.99	0.20	(2.15)	(1.95)	(0.18)	(0.96)	(1.14)	11.90	(14.49)	0.89	0.88	1.34	120	25
12-31-2017	13.16	0.17	1.83	2.00	(0.17)	—	(0.17)	14.99	15.28	0.88	0.87	1.20	170	42
12-31-2016	11.18	0.18	1.97	2.15	(0.17)	—	(0.17)	13.16	19.37	0.88	0.87	1.66	162	45
12-31-2015	17.10	0.23	(0.75)	(0.52)	(0.13)	(5.27)	(5.40)	11.18	(2.65)	0.87	0.87	1.58	126	27
12-31-2014	15.85	0.15	1.22	1.37	(0.12)	—	(0.12)	17.10	8.65	0.93	0.93	0.95	132	113
Series II
06-30-2019 [3]	11.79	0.11	2.08	2.19	—	—	—	13.98	18.58 [4]	1.10 [5]	1.09 [5]	1.66 [5]	16	13
12-31-2018	14.88	0.17	(2.13)	(1.96)	(0.17)	(0.96)	(1.13)	11.79	(14.62)	1.09	1.08	1.14	15	25
12-31-2017	13.07	0.14	1.81	1.95	(0.14)	—	(0.14)	14.88	15.02	1.08	1.07	0.99	19	42
12-31-2016	11.10	0.16	1.96	2.12	(0.15)	—	(0.15)	13.07	19.21	1.08	1.07	1.48	21	45
12-31-2015	17.02	0.20	(0.75)	(0.55)	(0.10)	(5.27)	(5.37)	11.10	(2.88)	1.07	1.07	1.39	19	27
12-31-2014	15.78	0.12	1.21	1.33	(0.09)	—	(0.09)	17.02	8.42	1.13	1.13	0.75	23	113
Series NAV
06-30-2019 [3]	11.88	0.13	2.08	2.21	—	—	—	14.09	18.60 [4]	0.85 [5]	0.84 [5]	1.89 [5]	25	13
12-31-2018	14.95	0.21	(2.14)	(1.93)	(0.18)	(0.96)	(1.14)	11.88	(14.38)	0.84	0.83	1.39	29	25
12-31-2017	13.13	0.17	1.83	2.00	(0.18)	—	(0.18)	14.95	15.29	0.83	0.82	1.25	48	42
12-31-2016	11.15	0.19	1.96	2.15	(0.17)	—	(0.17)	13.13	19.47	0.83	0.82	1.72	26	45
12-31-2015	17.07	0.24	(0.75)	(0.51)	(0.14)	(5.27)	(5.41)	11.15	(2.58)	0.82	0.82	1.63	22	27
12-31-2014	15.83	0.16	1.21	1.37	(0.13)	—	(0.13)	17.07	8.64	0.88	0.88	1.00	22	113
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.
86

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental All Cap Core Trust
Series I
06-30-2019 [3]	19.64	0.07	4.54	4.61	—	—	—	24.25	23.47 [4]	0.76 [5]	0.76 [5]	0.62 [5]	130	4
12-31-2018	25.83	0.09	(2.79)	(2.70)	(0.10)	(3.39)	(3.49)	19.64	(13.16)	0.76	0.76	0.36	122	24
12-31-2017	20.89	0.11	5.58	5.69	(0.18)	(0.57)	(0.75)	25.83	27.70	0.76	0.76	0.46	172	42
12-31-2016	22.30	0.15	1.58	1.73	(0.12)	(3.02)	(3.14)	20.89	8.34	0.75	0.75	0.73	146	26
12-31-2015	22.53	0.07	0.80	0.87	—	(1.10)	(1.10)	22.30	4.01	0.76	0.75	0.30	168	49
12-31-2014	20.61	0.06 [6]	1.95	2.01	(0.09)	—	(0.09)	22.53	9.74	0.76	0.75	0.28 [6]	156	46
Series II
06-30-2019 [3]	19.59	0.05	4.53	4.58	—	—	—	24.17	23.38 [4]	0.96 [5]	0.96 [5]	0.42 [5]	47	4
12-31-2018	25.77	0.04	(2.78)	(2.74)	(0.05)	(3.39)	(3.44)	19.59	(13.34)	0.96	0.96	0.17	41	24
12-31-2017	20.84	0.06	5.58	5.64	(0.14)	(0.57)	(0.71)	25.77	27.43	0.96	0.96	0.27	54	42
12-31-2016	22.23	0.11	1.56	1.67	(0.04)	(3.02)	(3.06)	20.84	8.12	0.95	0.95	0.53	49	26
12-31-2015	22.50	0.02	0.81	0.83	—	(1.10)	(1.10)	22.23	3.83	0.96	0.95	0.10	52	49
12-31-2014	20.58	0.02 [6]	1.95	1.97	(0.05)	—	(0.05)	22.50	9.56	0.96	0.95	0.08 [6]	59	46
Series NAV
06-30-2019 [3]	19.74	0.08	4.57	4.65	—	—	—	24.39	23.56 [4]	0.71 [5]	0.71 [5]	0.67 [5]	1,597	4
12-31-2018	25.96	0.11	(2.82)	(2.71)	(0.12)	(3.39)	(3.51)	19.74	(13.16)	0.71	0.71	0.42	1,347	24
12-31-2017	20.98	0.12	5.62	5.74	(0.19)	(0.57)	(0.76)	25.96	27.77	0.71	0.71	0.51	1,662	42
12-31-2016	22.40	0.16	1.58	1.74	(0.14)	(3.02)	(3.16)	20.98	8.40	0.71	0.70	0.78	1,403	26
12-31-2015	22.61	0.08	0.81	0.89	—	(1.10)	(1.10)	22.40	4.09	0.71	0.70	0.35	1,406	49
12-31-2014	20.68	0.07 [6]	1.96	2.03	(0.10)	—	(0.10)	22.61	9.81	0.71	0.70	0.33 [6]	1,449	46
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.21 and 0.05%, respectively.
Fundamental Large Cap Value Trust
Series I
06-30-2019 [3]	17.51	0.14	3.89	4.03	—	—	—	21.54	23.02 [4]	0.78 [5]	0.77 [5]	1.38 [5]	414	8
12-31-2018	21.36	0.25	(3.87)	(3.62)	(0.23)	—	(0.23)	17.51	(17.03)	0.75	0.74	1.18	366	31
12-31-2017	18.49	0.23	2.97	3.20	(0.33)	—	(0.33)	21.36	17.43	0.74	0.73	1.19	525	30
12-31-2016	17.15	0.25	1.48	1.73	(0.39)	—	(0.39)	18.49	10.17	0.71	0.70	1.47	541	28
12-31-2015	17.52	0.20	(0.39)	(0.19)	(0.18)	—	(0.18)	17.15	(1.11)	0.71	0.70	1.15	562	9
12-31-2014	15.94	0.17	1.52	1.69	(0.11)	—	(0.11)	17.52	10.61	0.71	0.70	1.03	621	29 [6]
Series II
06-30-2019 [3]	17.63	0.12	3.93	4.05	—	—	—	21.68	22.92 [4]	0.98 [5]	0.97 [5]	1.18 [5]	165	8
12-31-2018	21.51	0.21	(3.90)	(3.69)	(0.19)	—	(0.19)	17.63	(17.23)	0.95	0.94	0.98	150	31
12-31-2017	18.61	0.20	2.99	3.19	(0.29)	—	(0.29)	21.51	17.20	0.94	0.93	0.99	205	30
12-31-2016	17.27	0.21	1.49	1.70	(0.36)	—	(0.36)	18.61	9.96	0.91	0.90	1.27	207	28
12-31-2015	17.64	0.17	(0.40)	(0.23)	(0.14)	—	(0.14)	17.27	(1.30)	0.91	0.90	0.95	220	9
12-31-2014	16.05	0.13	1.54	1.67	(0.08)	—	(0.08)	17.64	10.40	0.91	0.90	0.74	268	29 [6]
Series NAV
06-30-2019 [3]	17.51	0.14	3.90	4.04	—	—	—	21.55	23.07 [4]	0.73 [5]	0.72 [5]	1.42 [5]	89	8
12-31-2018	21.37	0.26	(3.88)	(3.62)	(0.24)	—	(0.24)	17.51	(17.03)	0.70	0.69	1.23	79	31
12-31-2017	18.49	0.24	2.98	3.22	(0.34)	—	(0.34)	21.37	17.54	0.69	0.68	1.23	92	30
12-31-2016	17.15	0.25	1.49	1.74	(0.40)	—	(0.40)	18.49	10.22	0.65	0.65	1.48	83	28
12-31-2015	17.52	0.21	(0.39)	(0.18)	(0.19)	—	(0.19)	17.15	(1.06)	0.66	0.65	1.20	780	9
12-31-2014	15.94	0.19	1.51	1.70	(0.12)	—	(0.12)	17.52	10.66	0.66	0.65	1.12	903	29 [6]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.
The accompanying notes are an integral part of the financial statements.
87

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Global Trust
Series I
06-30-2019 [3]	18.37	0.34	1.10	1.44	—	—	—	19.81	7.84 [4]	0.99 [5]	0.94 [5]	3.49 [5]	119	12
12-31-2018	21.93	0.41	(3.58)	(3.17)	(0.39)	—	(0.39)	18.37	(14.49)	0.98	0.95	1.91	115	30
12-31-2017	18.78	0.41	3.14	3.55	(0.40)	—	(0.40)	21.93	18.88	0.96	0.94	2.00	148	28
12-31-2016	17.95	0.34	1.33	1.67	(0.84)	—	(0.84)	18.78	9.47	0.89 [6]	0.87 [6]	1.87	142	23
12-31-2015	19.58	0.35	(1.60)	(1.25)	(0.38)	—	(0.38)	17.95	(6.42)	0.93	0.91	1.79	147	23
12-31-2014	20.50	0.47 [7]	(0.99)	(0.52)	(0.40)	—	(0.40)	19.58	(2.60)	0.95	0.94	2.27 [7]	180	17 [8]
Series II
06-30-2019 [3]	18.29	0.32	1.10	1.42	—	—	—	19.71	7.76 [4]	1.19 [5]	1.14 [5]	3.28 [5]	32	12
12-31-2018	21.83	0.37	(3.56)	(3.19)	(0.35)	—	(0.35)	18.29	(14.65)	1.18	1.15	1.72	31	30
12-31-2017	18.70	0.39	3.10	3.49	(0.36)	—	(0.36)	21.83	18.63	1.16	1.14	1.80	44	28
12-31-2016	17.88	0.30	1.33	1.63	(0.81)	—	(0.81)	18.70	9.24	1.09 [6]	1.07 [6]	1.67	43	23
12-31-2015	19.51	0.31	(1.59)	(1.28)	(0.35)	—	(0.35)	17.88	(6.61)	1.13	1.11	1.61	46	23
12-31-2014	20.43	0.41 [7]	(0.97)	(0.56)	(0.36)	—	(0.36)	19.51	(2.80)	1.15	1.14	1.97 [7]	62	17 [8]
Series NAV
06-30-2019 [3]	18.35	0.35	1.09	1.44	—	—	—	19.79	7.85 [4]	0.94 [5]	0.89 [5]	3.54 [5]	41	12
12-31-2018	21.90	0.42	(3.56)	(3.14)	(0.41)	—	(0.41)	18.35	(14.42)	0.93	0.90	1.94	38	30
12-31-2017	18.76	0.42	3.13	3.55	(0.41)	—	(0.41)	21.90	18.90	0.91	0.89	2.05	48	28
12-31-2016	17.94	0.40	1.27	1.67	(0.85)	—	(0.85)	18.76	9.47	0.84 [6]	0.83 [6]	2.24	42	23
12-31-2015	19.56	0.36	(1.59)	(1.23)	(0.39)	—	(0.39)	17.94	(6.34)	0.88	0.86	1.83	390	23
12-31-2014	20.47	0.48 [7]	(0.98)	(0.50)	(0.41)	—	(0.41)	19.56	(2.51)	0.90	0.89	2.31 [7]	474	17 [8]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.04%. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.08 and 0.37%, respectively. 8. Excludes merger activity.
Health Sciences Trust
Series I
06-30-2019 [3]	22.87	— [4]	3.87	3.87	—	—	—	26.74	16.88 [5]	1.16 [6]	1.10 [6]	(0.03) [6]	108	15
12-31-2018	25.03	(0.07)	0.57	0.50	—	(2.66)	(2.66)	22.87	0.69	1.16	1.09	(0.27)	99	42
12-31-2017	21.83	(0.08)	5.91	5.83	—	(2.63)	(2.63)	25.03	27.51	1.16	1.10	(0.31)	107	39
12-31-2016	31.92	(0.09)	(3.02)	(3.11)	(0.02)	(6.96)	(6.98)	21.83	(10.57)	1.10 [7]	1.04 [7]	(0.34)	94	27
12-31-2015	33.55	0.03	4.30	4.33	—	(5.96)	(5.96)	31.92	12.69	1.07	1.02	0.09	146	43
12-31-2014	29.19	(0.16)	8.98	8.82	—	(4.46)	(4.46)	33.55	31.83	1.07	1.02	(0.51)	135	50
Series II
06-30-2019 [3]	21.05	(0.03)	3.56	3.53	—	—	—	24.58	16.72 [5]	1.36 [6]	1.30 [6]	(0.23) [6]	70	15
12-31-2018	23.26	(0.11)	0.56	0.45	—	(2.66)	(2.66)	21.05	0.52	1.36	1.29	(0.47)	66	42
12-31-2017	20.48	(0.12)	5.53	5.41	—	(2.63)	(2.63)	23.26	27.26	1.36	1.30	(0.51)	75	39
12-31-2016	30.45	(0.14)	(2.87)	(3.01)	—	(6.96)	(6.96)	20.48	(10.77)	1.30 [7]	1.24 [7]	(0.54)	71	27
12-31-2015	32.30	(0.03)	4.14	4.11	—	(5.96)	(5.96)	30.45	12.49	1.27	1.22	(0.10)	102	43
12-31-2014	28.30	(0.22)	8.68	8.46	—	(4.46)	(4.46)	32.30	31.54	1.27	1.22	(0.71)	103	50
Series NAV
06-30-2019 [3]	23.22	— [4]	3.93	3.93	—	—	—	27.15	16.87 [5]	1.11 [6]	1.05 [6]	0.01 [6]	122	15
12-31-2018	25.37	(0.06)	0.57	0.51	—	(2.66)	(2.66)	23.22	0.76	1.11	1.04	(0.22)	107	42
12-31-2017	22.09	(0.07)	5.98	5.91	—	(2.63)	(2.63)	25.37	27.61	1.11	1.05	(0.26)	108	39
12-31-2016	32.20	(0.08)	(3.04)	(3.12)	(0.03)	(6.96)	(6.99)	22.09	(10.54)	1.06 [7]	0.99 [7]	(0.29)	96	27
12-31-2015	33.78	0.05	4.33	4.38	—	(5.96)	(5.96)	32.20	12.76	1.02	0.97	0.13	118	43
12-31-2014	29.36	(0.15)	9.03	8.88	—	(4.46)	(4.46)	33.78	31.85	1.02	0.97	(0.46)	101	50
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.05%.
The accompanying notes are an integral part of the financial statements.
88

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Equity Index Trust
Series I
06-30-2019 [3]	15.44	0.30	1.79	2.09	—	—	—	17.53	13.54 [4]	0.66 [5]	0.39 [5]	3.62 [5]	372	1
12-31-2018	18.44	0.45	(3.02)	(2.57)	(0.42)	(0.01)	(0.43)	15.44	(14.09)	0.66	0.39	2.55	334	2
12-31-2017	14.79	0.40	3.63	4.03	(0.38)	—	(0.38)	18.44	27.30	0.68	0.39	2.33	399	3
12-31-2016	14.54	0.39	0.25	0.64	(0.39)	—	(0.39)	14.79	4.45	0.65 [6]	0.39 [6]	2.65	277	5
12-31-2015	15.85	0.39	(1.32)	(0.93)	(0.38)	—	(0.38)	14.54	(5.91)	0.66	0.39	2.42	263	4
12-31-2014	17.14	0.52 [7]	(1.28)	(0.76)	(0.53)	—	(0.53)	15.85	(4.61)	0.62	0.39	3.03 [7]	277	3
Series II
06-30-2019 [3]	15.46	0.28	1.80	2.08	—	—	—	17.54	13.45 [4]	0.86 [5]	0.59 [5]	3.38 [5]	13	1
12-31-2018	18.46	0.42	(3.03)	(2.61)	(0.38)	(0.01)	(0.39)	15.46	(14.27)	0.86	0.59	2.37	14	2
12-31-2017	14.81	0.36	3.63	3.99	(0.34)	—	(0.34)	18.46	27.04	0.88	0.59	2.14	18	3
12-31-2016	14.56	0.36	0.25	0.61	(0.36)	—	(0.36)	14.81	4.24	0.85 [6]	0.59 [6]	2.47	14	5
12-31-2015	15.87	0.36	(1.32)	(0.96)	(0.35)	—	(0.35)	14.56	(6.11)	0.86	0.59	2.25	16	4
12-31-2014	17.16	0.50 [7]	(1.30)	(0.80)	(0.49)	—	(0.49)	15.87	(4.80)	0.82	0.59	2.88 [7]	21	3
Series NAV
06-30-2019 [3]	15.43	0.31	1.79	2.10	—	—	—	17.53	13.61 [4]	0.61 [5]	0.34 [5]	3.69 [5]	391	1
12-31-2018	18.44	0.46	(3.03)	(2.57)	(0.43)	(0.01)	(0.44)	15.43	(14.10)	0.61	0.34	2.58	331	2
12-31-2017	14.78	0.41	3.63	4.04	(0.38)	—	(0.38)	18.44	27.45	0.63	0.34	2.39	377	3
12-31-2016	14.54	0.39	0.25	0.64	(0.40)	—	(0.40)	14.78	4.43	0.60 [6]	0.34 [6]	2.70	298	5
12-31-2015	15.84	0.39	(1.30)	(0.91)	(0.39)	—	(0.39)	14.54	(5.80)	0.61	0.34	2.46	293	4
12-31-2014	17.13	0.54 [7]	(1.29)	(0.75)	(0.54)	—	(0.54)	15.84	(4.57)	0.57	0.34	3.13 [7]	322	3
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.04%. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.03 and 0.33%, respectively.
International Growth Stock Trust
Series I
06-30-2019 [3]	15.13	0.17	2.79	2.96	—	—	—	18.09	19.56 [4]	1.21 [5]	1.01 [5]	2.13 [6]	3	21
12-31-2018	18.55	0.30	(2.90)	(2.60)	(0.29)	(0.53)	(0.82)	15.13	(14.43)	0.94	0.93	1.76	3	46
12-31-2017	15.43	0.24	3.13	3.37	(0.25)	—	(0.25)	18.55	21.86	0.93	0.92	1.35	6	28
12-31-2016	15.91	0.25	(0.46)	(0.21)	(0.27)	—	(0.27)	15.43	(1.31)	0.91	0.91	1.57	4	14
12-31-2015	16.58	0.23	(0.61)	(0.38)	(0.29)	—	(0.29)	15.91	(2.27)	0.92	0.91	1.36	3	22
12-31-2014	16.85	0.28	(0.23)	0.05	(0.32)	—	(0.32)	16.58	0.20	0.97	0.97	1.65	2	23
Series II
06-30-2019 [3]	15.14	0.16	2.79	2.95	—	—	—	18.09	19.48 [4]	1.41 [5]	1.21 [5]	2.01 [6]	17	21
12-31-2018	18.56	0.26	(2.90)	(2.64)	(0.25)	(0.53)	(0.78)	15.14	(14.61)	1.14	1.13	1.51	15	46
12-31-2017	15.44	0.20	3.13	3.33	(0.21)	—	(0.21)	18.56	21.63	1.13	1.12	1.17	20	28
12-31-2016	15.91	0.22	(0.45)	(0.23)	(0.24)	—	(0.24)	15.44	(1.45)	1.11	1.10	1.38	18	14
12-31-2015	16.60	0.21	(0.63)	(0.42)	(0.27)	—	(0.27)	15.91	(2.53)	1.12	1.11	1.26	20	22
12-31-2014	16.87	0.25	(0.24)	0.01	(0.28)	—	(0.28)	16.60	0.00	1.17	1.17	1.44	21	23
Series NAV
06-30-2019 [3]	15.13	0.18	2.79	2.97	—	—	—	18.10	19.63 [4]	1.16 [5]	0.96 [5]	2.24 [6]	45	21
12-31-2018	18.56	0.30	(2.90)	(2.60)	(0.30)	(0.53)	(0.83)	15.13	(14.43)	0.89	0.88	1.70	40	46
12-31-2017	15.44	0.25	3.12	3.37	(0.25)	—	(0.25)	18.56	21.90	0.88	0.87	1.42	370	28
12-31-2016	15.91	0.25	(0.44)	(0.19)	(0.28)	—	(0.28)	15.44	(1.20)	0.86	0.85	1.61	351	14
12-31-2015	16.58	0.25	(0.62)	(0.37)	(0.30)	—	(0.30)	15.91	(2.24)	0.87	0.86	1.52	395	22
12-31-2014	16.86	0.29	(0.25)	0.04	(0.32)	—	(0.32)	16.58	0.19	0.92	0.92	1.70	479	23
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. Certain expenses are presented unannualized. 6. Annualized.
The accompanying notes are an integral part of the financial statements.
89

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Company Trust
Series I
06-30-2019 [3]	12.55	0.18	1.27	1.45	—	—	—	14.00	11.55 [4]	1.16 [5]	1.16 [5]	2.64 [5]	27	7
12-31-2018	15.95	0.24	(3.45)	(3.21)	(0.19)	—	(0.19)	12.55	(20.09)	1.15	1.14	1.55	25	20
12-31-2017	12.46	0.20	3.50	3.70	(0.21)	—	(0.21)	15.95	29.46	1.18	1.17	1.42	38	14
12-31-2016	12.11	0.24	0.35	0.59	(0.24)	—	(0.24)	12.46	4.90	0.91 [6]	0.90 [6]	1.96	32	12
12-31-2015	11.58	0.17	0.58	0.75	(0.22)	—	(0.22)	12.11	6.54	1.22	1.22	1.40	34	17
12-31-2014	12.61	0.18	(1.04)	(0.86)	(0.17)	—	(0.17)	11.58	(6.89)	1.19	1.18	1.46	37	20
Series II
06-30-2019 [3]	12.51	0.16	1.27	1.43	—	—	—	13.94	11.43 [4]	1.36 [5]	1.36 [5]	2.42 [5]	14	7
12-31-2018	15.93	0.20	(3.43)	(3.23)	(0.19)	—	(0.19)	12.51	(20.27)	1.35	1.34	1.34	14	20
12-31-2017	12.45	0.18	3.48	3.66	(0.18)	—	(0.18)	15.93	29.17	1.38	1.37	1.22	21	14
12-31-2016	12.10	0.22	0.35	0.57	(0.22)	—	(0.22)	12.45	4.70	1.12 [6]	1.11 [6]	1.79	18	12
12-31-2015	11.57	0.15	0.59	0.74	(0.21)	—	(0.21)	12.10	6.39	1.42	1.42	1.21	20	17
12-31-2014	12.60	0.16	(1.04)	(0.88)	(0.15)	—	(0.15)	11.57	(7.10)	1.39	1.38	1.26	21	20
Series NAV
06-30-2019 [3]	12.56	0.18	1.27	1.45	—	—	—	14.01	11.54 [4]	1.11 [5]	1.11 [5]	2.63 [5]	67	7
12-31-2018	15.96	0.24	(3.44)	(3.20)	(0.20)	—	(0.20)	12.56	(20.08)	1.10	1.09	1.58	74	20
12-31-2017	12.46	0.21	3.50	3.71	(0.21)	—	(0.21)	15.96	29.60	1.13	1.12	1.42	93	14
12-31-2016	12.11	0.24	0.36	0.60	(0.25)	—	(0.25)	12.46	4.95	0.87 [6]	0.86 [6]	2.00	58	12
12-31-2015	11.57	0.18	0.59	0.77	(0.23)	—	(0.23)	12.11	6.68	1.17	1.17	1.43	53	17
12-31-2014	12.60	0.18	(1.03)	(0.85)	(0.18)	—	(0.18)	11.57	(6.85)	1.14	1.13	1.44	46	20
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.33%.
International Value Trust
Series I
06-30-2019 [3]	11.84	0.22	0.56	0.78	—	—	—	12.62	6.59 [4]	0.95 [5]	0.94 [5]	3.54 [5]	84	17
12-31-2018	14.33	0.26	(2.41)	(2.15)	(0.34)	—	(0.34)	11.84	(15.03)	0.92	0.91	1.87	84	34
12-31-2017	12.45	0.25	1.89	2.14	(0.26)	—	(0.26)	14.33	17.14	0.93	0.92	1.84	113	27
12-31-2016	11.33	0.23	1.15	1.38	(0.26)	—	(0.26)	12.45	12.24	0.76 [6]	0.75 [6]	1.95	111	27 [7]
12-31-2015	12.54	0.24	(1.21)	(0.97)	(0.24)	—	(0.24)	11.33	(7.81)	0.92	0.91	1.87	77	16
12-31-2014	14.78	0.42 [8]	(2.24)	(1.82)	(0.42)	—	(0.42)	12.54	(12.51)	0.97	0.96	2.91 [8]	95	34
Series II
06-30-2019 [3]	11.83	0.21	0.56	0.77	—	—	—	12.60	6.51 [4]	1.15 [5]	1.14 [5]	3.33 [5]	50	17
12-31-2018	14.32	0.23	(2.40)	(2.17)	(0.32)	—	(0.32)	11.83	(15.17)	1.12	1.11	1.67	50	34
12-31-2017	12.44	0.23	1.88	2.11	(0.23)	—	(0.23)	14.32	16.88	1.13	1.12	1.65	69	27
12-31-2016	11.33	0.21	1.14	1.35	(0.24)	—	(0.24)	12.44	11.94	0.95 [6]	0.94 [6]	1.83	71	27 [7]
12-31-2015	12.52	0.21	(1.20)	(0.99)	(0.20)	—	(0.20)	11.33	(7.95)	1.12	1.11	1.69	59	16
12-31-2014	14.75	0.40 [8]	(2.24)	(1.84)	(0.39)	—	(0.39)	12.52	(12.65)	1.17	1.16	2.74 [8]	74	34
Series NAV
06-30-2019 [3]	11.75	0.22	0.56	0.78	—	—	—	12.53	6.64 [4]	0.90 [5]	0.89 [5]	3.59 [5]	170	17
12-31-2018	14.22	0.27	(2.39)	(2.12)	(0.35)	—	(0.35)	11.75	(14.96)	0.87	0.86	1.98	167	34
12-31-2017	12.35	0.26	1.87	2.13	(0.26)	—	(0.26)	14.22	17.25	0.88	0.87	1.89	686	27
12-31-2016	11.25	0.25	1.11	1.36	(0.26)	—	(0.26)	12.35	12.20	0.69 [6]	0.68 [6]	2.16	677	27 [7]
12-31-2015	12.45	0.24	(1.19)	(0.95)	(0.25)	—	(0.25)	11.25	(7.72)	0.87	0.86	1.93	685	16
12-31-2014	14.68	0.43 [8]	(2.24)	(1.81)	(0.42)	—	(0.42)	12.45	(12.48)	0.92	0.91	2.95 [8]	868	34
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.17%. 7. Excludes merger activity. 8. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.09 and 0.65%, respectively.
The accompanying notes are an integral part of the financial statements.
90

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive Portfolio
Series I
06-30-2019 [3]	13.23	0.01 [4]	2.21	2.22	—	—	—	15.45	16.78 [5]	0.38 [6,7]	0.21 [6,7]	0.13 [4,6]	4	6
12-31-2018	15.14	0.23 [4]	(1.52)	(1.29)	(0.22)	(0.40)	(0.62)	13.23	(8.85)	0.42 [7]	0.20 [7]	1.53 [4]	3	16
12-31-2017	12.81	0.20 [4]	2.57	2.77	(0.24)	(0.20)	(0.44)	15.14	21.78	0.45 [7]	0.21 [7]	1.41 [4]	4	15
12-31-2016	12.33	0.26 [4]	0.90	1.16	(0.21)	(0.47)	(0.68)	12.81	9.55	0.47 [7]	0.21 [7]	2.05 [4]	4	9
12-31-2015	12.78	0.24 [4]	(0.44)	(0.20)	(0.22)	(0.03)	(0.25)	12.33	(1.56)	0.45 [7]	0.22 [7]	1.89 [4]	3	20
12-31-2014	12.74	0.23 [4]	0.47	0.70	(0.23)	(0.43)	(0.66)	12.78	5.42	0.61 [7]	0.19 [7]	1.79 [4]	2	38
Series II
06-30-2019 [3]	13.23	(0.01) [4]	2.22	2.21	—	—	—	15.44	16.70 [5]	0.58 [6,7]	0.41 [6,7]	(0.08) [4,6]	17	6
12-31-2018	15.14	0.20 [4]	(1.52)	(1.32)	(0.19)	(0.40)	(0.59)	13.23	(9.05)	0.62 [7]	0.40 [7]	1.32 [4]	17	16
12-31-2017	12.81	0.20 [4]	2.54	2.74	(0.21)	(0.20)	(0.41)	15.14	21.56	0.65 [7]	0.41 [7]	1.40 [4]	20	15
12-31-2016	12.33	0.19 [4]	0.95	1.14	(0.19)	(0.47)	(0.66)	12.81	9.35	0.67 [7]	0.41 [7]	1.55 [4]	18	9
12-31-2015	12.78	0.19 [4]	(0.41)	(0.22)	(0.20)	(0.03)	(0.23)	12.33	(1.75)	0.65 [7]	0.42 [7]	1.45 [4]	17	20
12-31-2014	12.74	0.23 [4]	0.44	0.67	(0.20)	(0.43)	(0.63)	12.78	5.21	0.81 [7]	0.39 [7]	1.77 [4]	19	38
Series NAV
06-30-2019 [3]	13.22	0.01 [4]	2.22	2.23	—	—	—	15.45	16.87 [5]	0.33 [6,7]	0.16 [6,7]	0.17 [4,6]	13	6
12-31-2018	15.14	0.29 [4]	(1.59)	(1.30)	(0.22)	(0.40)	(0.62)	13.22	(8.86)	0.37 [7]	0.15 [7]	1.92 [4]	11	16
12-31-2017	12.81	0.28 [4]	2.49	2.77	(0.24)	(0.20)	(0.44)	15.14	21.84	0.40 [7]	0.16 [7]	1.95 [4]	7	15
12-31-2016	12.33	0.37 [4]	0.80	1.17	(0.22)	(0.47)	(0.69)	12.81	9.60	0.42 [7]	0.16 [7]	2.95 [4]	2	9
12-31-2015	12.78	0.24 [4]	(0.43)	(0.19)	(0.23)	(0.03)	(0.26)	12.33	(1.51)	0.40 [7]	0.17 [7]	1.89 [4]	1	20
12-31-2014	12.74	0.42 [4]	0.28	0.70	(0.23)	(0.43)	(0.66)	12.78	5.47	0.56 [7]	0.14 [7]	3.16 [4]	1	38
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Lifestyle Balanced Portfolio
Series I
06-30-2019 [3]	13.76	(0.01) [4]	1.58	1.57	—	—	—	15.33	11.41 [5]	0.12 [6,7]	0.12 [6,7]	(0.12) [4,6]	35	3
12-31-2018	14.98	0.32 [4]	(0.96)	(0.64)	(0.33)	(0.25)	(0.58)	13.76	(4.36)	0.12 [7]	0.12 [7]	2.13 [4]	32	8
12-31-2017	13.78	0.33 [4]	1.36	1.69	(0.33)	(0.16)	(0.49)	14.98	12.31	0.12 [7]	0.12 [7]	2.22 [4]	35	6
12-31-2016	13.59	0.32 [4]	0.51	0.83	(0.31)	(0.33)	(0.64)	13.78	6.11	0.12 [7]	0.11 [7]	2.31 [4]	31	11
12-31-2015	14.18	0.34 [4]	(0.34)	— [8]	(0.33)	(0.26)	(0.59)	13.59	0.05	0.12 [7]	0.11 [7]	2.35 [4]	30	9
12-31-2014	13.95	0.42 [4]	0.41	0.83	(0.34)	(0.26)	(0.60)	14.18	5.96	0.12 [7]	0.11 [7]	2.95 [4]	28	27
Series II
06-30-2019 [3]	13.78	(0.02) [4]	1.59	1.57	—	—	—	15.35	11.39 [5]	0.32 [6,7]	0.32 [6,7]	(0.32) [4,6]	853	3
12-31-2018	15.01	0.27 [4]	(0.95)	(0.68)	(0.30)	(0.25)	(0.55)	13.78	(4.63)	0.32 [7]	0.32 [7]	1.84 [4]	781	8
12-31-2017	13.80	0.29 [4]	1.38	1.67	(0.30)	(0.16)	(0.46)	15.01	12.16	0.32 [7]	0.32 [7]	1.97 [4]	942	6
12-31-2016	13.61	0.29 [4]	0.52	0.81	(0.29)	(0.33)	(0.62)	13.80	5.89	0.32 [7]	0.31 [7]	2.06 [4]	909	11
12-31-2015	14.21	0.30 [4]	(0.33)	(0.03)	(0.31)	(0.26)	(0.57)	13.61	(0.22)	0.32 [7]	0.31 [7]	2.11 [4]	901	9
12-31-2014	13.98	0.35 [4]	0.45	0.80	(0.31)	(0.26)	(0.57)	14.21	5.74	0.32 [7]	0.31 [7]	2.48 [4]	932	27
Series NAV
06-30-2019 [3]	13.74	(0.01) [4]	1.59	1.58	—	—	—	15.32	11.50 [5]	0.07 [6,7]	0.07 [6,7]	(0.07) [4,6]	104	3
12-31-2018	14.97	0.34 [4]	(0.98)	(0.64)	(0.34)	(0.25)	(0.59)	13.74	(4.39)	0.07 [7]	0.07 [7]	2.28 [4]	89	8
12-31-2017	13.77	0.34 [4]	1.35	1.69	(0.33)	(0.16)	(0.49)	14.97	12.38	0.07 [7]	0.07 [7]	2.40 [4]	83	6
12-31-2016	13.58	0.36 [4]	0.48	0.84	(0.32)	(0.33)	(0.65)	13.77	6.16	0.07 [7]	0.06 [7]	2.58 [4]	63	11
12-31-2015	14.17	0.39 [4]	(0.38)	0.01	(0.34)	(0.26)	(0.60)	13.58	0.10	0.07 [7]	0.06 [7]	2.76 [4]	44	9
12-31-2014	13.95	0.47 [4]	0.36	0.83	(0.35)	(0.26)	(0.61)	14.17	5.94	0.07 [7]	0.06 [7]	3.31 [4]	30	27
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
91

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Portfolio
Series I
06-30-2019 [3]	12.67	(0.01) [4]	1.08	1.07	—	—	—	13.74	8.45 [5]	0.15 [6,7]	0.13 [6,7]	(0.13) [4,6]	13	7
12-31-2018	13.39	0.33 [4]	(0.59)	(0.26)	(0.32)	(0.14)	(0.46)	12.67	(1.97)	0.16 [7]	0.12 [7]	2.48 [4]	11	21
12-31-2017	12.91	0.34 [4]	0.56	0.90	(0.34)	(0.08)	(0.42)	13.39	6.96	0.16 [7]	0.13 [7]	2.69 [4]	12	12
12-31-2016	12.85	0.35 [4]	0.21	0.56	(0.36)	(0.14)	(0.50)	12.91	4.39	0.14 [7]	0.13 [7]	2.65 [4]	9	19
12-31-2015	13.33	0.39 [4]	(0.37)	0.02	(0.36)	(0.14)	(0.50)	12.85	0.17	0.14 [7]	0.13 [7]	2.87 [4]	8	17
12-31-2014	13.18	0.53 [4]	0.20	0.73	(0.38)	(0.20)	(0.58)	13.33	5.55	0.15 [7]	0.13 [7]	3.96 [4]	8	56
Series II
06-30-2019 [3]	12.69	(0.02) [4]	1.07	1.05	—	—	—	13.74	8.27 [5]	0.35 [6,7]	0.33 [6,7]	(0.33) [4,6]	163	7
12-31-2018	13.41	0.30 [4]	(0.58)	(0.28)	(0.30)	(0.14)	(0.44)	12.69	(2.17)	0.36 [7]	0.32 [7]	2.29 [4]	164	21
12-31-2017	12.93	0.30 [4]	0.58	0.88	(0.32)	(0.08)	(0.40)	13.41	6.74	0.36 [7]	0.33 [7]	2.21 [4]	166	12
12-31-2016	12.87	0.31 [4]	0.23	0.54	(0.34)	(0.14)	(0.48)	12.93	4.17	0.34 [7]	0.33 [7]	2.37 [4]	178	19
12-31-2015	13.35	0.33 [4]	(0.33)	— [8]	(0.34)	(0.14)	(0.48)	12.87	(0.03)	0.34 [7]	0.33 [7]	2.44 [4]	181	17
12-31-2014	13.19	0.40 [4]	0.31	0.71	(0.35)	(0.20)	(0.55)	13.35	5.41	0.35 [7]	0.33 [7]	2.99 [4]	188	56
Series NAV
06-30-2019 [3]	12.66	— [4,8]	1.07	1.07	—	—	—	13.73	8.45 [5]	0.10 [6,7]	0.08 [6,7]	(0.08) [4,6]	4	7
12-31-2018	13.38	0.36 [4]	(0.61)	(0.25)	(0.33)	(0.14)	(0.47)	12.66	(1.92)	0.11 [7]	0.07 [7]	2.70 [4]	5	21
12-31-2017	12.90	0.35 [4]	0.56	0.91	(0.35)	(0.08)	(0.43)	13.38	7.01	0.11 [7]	0.08 [7]	2.75 [4]	4	12
12-31-2016	12.85	0.61 [4]	(0.05)	0.56	(0.37)	(0.14)	(0.51)	12.90	4.36	0.10 [7]	0.08 [7]	4.67 [4]	3	19
12-31-2015	13.33	0.46 [4]	(0.43)	0.03	(0.37)	(0.14)	(0.51)	12.85	0.22	0.09 [7]	0.08 [7]	3.44 [4]	1	17
12-31-2014	13.17	0.60 [4]	0.15	0.75	(0.39)	(0.20)	(0.59)	13.33	5.68	0.10 [7]	0.08 [7]	4.44 [4]	— [9]	56
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $0.005 per share. 9. Less than $500,000.
Lifestyle Growth Portfolio
Series I
06-30-2019 [3]	14.86	(0.01) [4]	2.02	2.01	—	—	—	16.87	13.53 [5]	0.12 [6,7]	0.11 [6,7]	(0.11) [4,6]	223	— [8]
12-31-2018	16.41	0.30 [4]	(1.28)	(0.98)	(0.32)	(0.25)	(0.57)	14.86	(6.12)	0.11 [7]	0.11 [7]	1.85 [4]	207	5
12-31-2017	14.53	0.45 [4]	1.88	2.33	(0.30)	(0.15)	(0.45)	16.41	16.13	0.12 [7]	0.11 [7]	3.34 [4]	242	4 [9]
12-31-2016	14.23	0.46 [4]	0.56	1.02	(0.27)	(0.45)	(0.72)	14.53	7.23	0.11 [7]	0.11 [7]	3.16 [4]	93	12 [9]
12-31-2015	14.85	0.32 [4]	(0.34)	(0.02)	(0.32)	(0.28)	(0.60)	14.23	(0.12)	0.11 [7]	0.11 [7]	2.11 [4]	39	9
12-31-2014	14.51	0.39 [4]	0.51	0.90	(0.32)	(0.24)	(0.56)	14.85	6.17	0.11 [7]	0.11 [7]	2.61 [4]	37	18
Series II
06-30-2019 [3]	14.88	(0.03) [4]	2.03	2.00	—	—	—	16.88	13.44 [5]	0.32 [6,7]	0.31 [6,7]	(0.31) [4,6]	5,616	— [8]
12-31-2018	16.43	0.27 [4]	(1.29)	(1.02)	(0.28)	(0.25)	(0.53)	14.88	(6.31)	0.31 [7]	0.31 [7]	1.62 [4]	5,225	5
12-31-2017	14.55	0.40 [4]	1.90	2.30	(0.27)	(0.15)	(0.42)	16.43	15.90	0.32 [7]	0.31 [7]	2.89 [4]	6,456	4 [9]
12-31-2016	14.25	0.34 [4]	0.66	1.00	(0.25)	(0.45)	(0.70)	14.55	7.02	0.31 [7]	0.31 [7]	2.35 [4]	2,889	12 [9]
12-31-2015	14.86	0.29 [4]	(0.33)	(0.04)	(0.29)	(0.28)	(0.57)	14.25	(0.25)	0.31 [7]	0.31 [7]	1.93 [4]	1,904	9
12-31-2014	14.53	0.34 [4]	0.52	0.86	(0.29)	(0.24)	(0.53)	14.86	5.88	0.31 [7]	0.31 [7]	2.31 [4]	1,873	18
Series NAV
06-30-2019 [3]	14.85	(0.01) [4]	2.03	2.02	—	—	—	16.87	13.60 [5]	0.07 [6,7]	0.06 [6,7]	(0.06) [4,6]	381	— [8]
12-31-2018	16.40	0.33 [4]	(1.31)	(0.98)	(0.32)	(0.25)	(0.57)	14.85	(6.07)	0.06 [7]	0.06 [7]	2.00 [4]	339	5
12-31-2017	14.52	0.46 [4]	1.88	2.34	(0.31)	(0.15)	(0.46)	16.40	16.20	0.07 [7]	0.06 [7]	3.61 [4]	346	4 [9]
12-31-2016	14.23	0.52 [4]	0.50	1.02	(0.28)	(0.45)	(0.73)	14.52	7.21	0.06 [7]	0.06 [7]	3.59 [4]	109	12 [9]
12-31-2015	14.84	0.43 [4]	(0.43)	— [10]	(0.33)	(0.28)	(0.61)	14.23	0.00 [11]	0.06 [7]	0.06 [7]	2.93 [4]	30	9
12-31-2014	14.50	0.75 [4]	0.16	0.91	(0.33)	(0.24)	(0.57)	14.84	6.22	0.06 [7]	0.06 [7]	5.02 [4]	12	18
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than 1%. 9. Excludes merger activity. 10. Less than $0.005 per share. 11. Less than 0.005%.
The accompanying notes are an integral part of the financial statements.
92

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate Portfolio
Series I
06-30-2019 [3]	13.38	(0.01) [4]	1.40	1.39	—	—	—	14.77	10.39 [5]	0.14 [6,7]	0.13 [6,7]	(0.13) [4,6]	11	5
12-31-2018	14.44	0.31 [4]	(0.81)	(0.50)	(0.33)	(0.23)	(0.56)	13.38	(3.58)	0.14 [7]	0.13 [7]	2.17 [4]	10	8
12-31-2017	13.50	0.33 [4]	1.07	1.40	(0.33)	(0.13)	(0.46)	14.44	10.43	0.14 [7]	0.13 [7]	2.35 [4]	11	7
12-31-2016	13.37	0.34 [4]	0.40	0.74	(0.33)	(0.28)	(0.61)	13.50	5.50	0.13 [7]	0.12 [7]	2.48 [4]	10	14
12-31-2015	13.95	0.35 [4]	(0.34)	0.01	(0.34)	(0.25)	(0.59)	13.37	0.10	0.13 [7]	0.12 [7]	2.47 [4]	9	11
12-31-2014	13.82	0.43 [4]	0.38	0.81	(0.36)	(0.32)	(0.68)	13.95	5.91	0.13 [7]	0.13 [7]	3.03 [4]	8	38
Series II
06-30-2019 [3]	13.41	(0.02) [4]	1.40	1.38	—	—	—	14.79	10.29 [5]	0.34 [6,7]	0.33 [6,7]	(0.33) [4,6]	277	5
12-31-2018	14.47	0.28 [4]	(0.81)	(0.53)	(0.30)	(0.23)	(0.53)	13.41	(3.77)	0.34 [7]	0.33 [7]	1.94 [4]	247	8
12-31-2017	13.52	0.30 [4]	1.08	1.38	(0.30)	(0.13)	(0.43)	14.47	10.28	0.34 [7]	0.33 [7]	2.04 [4]	295	7
12-31-2016	13.39	0.29 [4]	0.42	0.71	(0.30)	(0.28)	(0.58)	13.52	5.28	0.33 [7]	0.32 [7]	2.14 [4]	295	14
12-31-2015	13.97	0.30 [4]	(0.32)	(0.02)	(0.31)	(0.25)	(0.56)	13.39	(0.10)	0.33 [7]	0.32 [7]	2.17 [4]	304	11
12-31-2014	13.85	0.37 [4]	0.40	0.77	(0.33)	(0.32)	(0.65)	13.97	5.61	0.33 [7]	0.33 [7]	2.64 [4]	323	38
Series NAV
06-30-2019 [3]	13.38	(0.01) [4]	1.40	1.39	—	—	—	14.77	10.39 [5]	0.09 [6,7]	0.08 [6,7]	(0.08) [4,6]	26	5
12-31-2018	14.44	0.35 [4]	(0.85)	(0.50)	(0.33)	(0.23)	(0.56)	13.38	(3.53)	0.09 [7]	0.08 [7]	2.46 [4]	22	8
12-31-2017	13.49	0.35 [4]	1.07	1.42	(0.34)	(0.13)	(0.47)	14.44	10.56	0.09 [7]	0.08 [7]	2.59 [4]	20	7
12-31-2016	13.36	0.41 [4]	0.34	0.75	(0.34)	(0.28)	(0.62)	13.49	5.55	0.08 [7]	0.08 [7]	3.00 [4]	14	14
12-31-2015	13.94	0.47 [4]	(0.45)	0.02	(0.35)	(0.25)	(0.60)	13.36	0.15	0.08 [7]	0.07 [7]	3.36 [4]	8	11
12-31-2014	13.82	0.83 [4]	(0.02)	0.81	(0.37)	(0.32)	(0.69)	13.94	5.88	0.08 [7]	0.08 [7]	5.89 [4]	3	38
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Mid Cap Index Trust
Series I
06-30-2019 [3]	18.83	0.14	3.19	3.33	—	—	—	22.16	17.68 [4]	0.56 [5]	0.45 [5]	1.32 [5]	1,150	6
12-31-2018	23.00	0.27	(2.60)	(2.33)	(0.25)	(1.59)	(1.84)	18.83	(11.46)	0.56	0.45	1.17	1,029	15
12-31-2017	21.32	0.24	2.95	3.19	(0.11)	(1.40)	(1.51)	23.00	15.81	0.56	0.45	1.07	1,277	19 [6,7]
12-31-2016	19.66	0.25	3.56	3.81	(0.24)	(1.91)	(2.15)	21.32	20.11	0.56	0.45	1.24	805	22
12-31-2015	22.29	0.24	(0.83)	(0.59)	(0.22)	(1.82)	(2.04)	19.66	(2.59)	0.56	0.45	1.10	661	23
12-31-2014	21.82	0.23	1.79	2.02	(0.22)	(1.33)	(1.55)	22.29	9.35	0.56	0.46	1.05	679	14
Series II
06-30-2019 [3]	18.73	0.12	3.18	3.30	—	—	—	22.03	17.62 [4]	0.76 [5]	0.65 [5]	1.12 [5]	71	6
12-31-2018	22.89	0.22	(2.58)	(2.36)	(0.21)	(1.59)	(1.80)	18.73	(11.66)	0.76	0.65	0.96	66	15
12-31-2017	21.24	0.19	2.93	3.12	(0.07)	(1.40)	(1.47)	22.89	15.51	0.76	0.65	0.85	90	19 [6,7]
12-31-2016	19.58	0.21	3.56	3.77	(0.20)	(1.91)	(2.11)	21.24	19.92	0.76	0.65	1.03	68	22
12-31-2015	22.22	0.20	(0.84)	(0.64)	(0.18)	(1.82)	(2.00)	19.58	(2.80)	0.76	0.65	0.89	63	23
12-31-2014	21.76	0.19	1.77	1.96	(0.17)	(1.33)	(1.50)	22.22	9.12	0.76	0.66	0.84	71	14
Series NAV
06-30-2019 [3]	18.82	0.15	3.19	3.34	—	—	—	22.16	17.75 [4]	0.51 [5]	0.40 [5]	1.39 [5]	222	6
12-31-2018	23.00	0.28	(2.60)	(2.32)	(0.27)	(1.59)	(1.86)	18.82	(11.45)	0.51	0.40	1.23	174	15
12-31-2017	21.32	0.24	2.96	3.20	(0.12)	(1.40)	(1.52)	23.00	15.86	0.51	0.40	1.10	198	19 [6,7]
12-31-2016	19.65	0.26	3.57	3.83	(0.25)	(1.91)	(2.16)	21.32	20.17	0.51	0.40	1.30	134	22
12-31-2015	22.29	0.25	(0.84)	(0.59)	(0.23)	(1.82)	(2.05)	19.65	(2.54)	0.51	0.40	1.15	105	23
12-31-2014	21.82	0.25	1.78	2.03	(0.23)	(1.33)	(1.56)	22.29	9.40	0.51	0.41	1.11	106	14
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes in-kind transactions. 7. Excludes merger activity.
The accompanying notes are an integral part of the financial statements.
93

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Stock Trust
Series I
06-30-2019 [3]	15.79	(0.06)	4.92	4.86	—	—	—	20.65	30.78 [4]	0.93 [5]	0.92 [5]	(0.59) [5]	172	26
12-31-2018	17.82	(0.08)	0.15	0.07	—	(2.10)	(2.10)	15.79	(1.56)	0.93	0.92	(0.41)	142	69
12-31-2017	14.16	(0.03)	4.04	4.01	—	(0.35)	(0.35)	17.82	28.54	0.93	0.92	(0.16)	166	71
12-31-2016	15.17	(0.04)	0.16	0.12	—	(1.13)	(1.13)	14.16	0.59	0.90 [6]	0.89 [6]	(0.27)	150	85
12-31-2015	18.61	(0.05)	0.55	0.50	—	(3.94)	(3.94)	15.17	3.00	0.92	0.91	(0.28)	170	78
12-31-2014	21.07	(0.08)	1.68	1.60	(0.02)	(4.04)	(4.06)	18.61	8.02	0.92	0.91	(0.37)	188	103
Series II
06-30-2019 [3]	14.83	(0.07)	4.61	4.54	—	—	—	19.37	30.61 [4]	1.13 [5]	1.12 [5]	(0.79) [5]	89	26
12-31-2018	16.87	(0.11)	0.17	0.06	—	(2.10)	(2.10)	14.83	(1.71)	1.13	1.12	(0.61)	73	69
12-31-2017	13.45	(0.06)	3.83	3.77	—	(0.35)	(0.35)	16.87	28.26	1.13	1.12	(0.36)	85	71
12-31-2016	14.49	(0.06)	0.15	0.09	—	(1.13)	(1.13)	13.45	0.41	1.10 [6]	1.09 [6]	(0.47)	76	85
12-31-2015	17.99	(0.08)	0.52	0.44	—	(3.94)	(3.94)	14.49	2.75	1.12	1.11	(0.48)	91	78
12-31-2014	20.51	(0.11)	1.63	1.52	—	(4.04)	(4.04)	17.99	7.82	1.12	1.11	(0.58)	99	103
Series NAV
06-30-2019 [3]	16.00	(0.05)	4.98	4.93	—	—	—	20.93	30.88 [4]	0.88 [5]	0.87 [5]	(0.54) [5]	532	26
12-31-2018	18.03	(0.07)	0.14	0.07	—	(2.10)	(2.10)	16.00	(1.54)	0.88	0.87	(0.35)	454	69
12-31-2017	14.31	(0.02)	4.09	4.07	—	(0.35)	(0.35)	18.03	28.66	0.88	0.87	(0.12)	501	71
12-31-2016	15.32	(0.03)	0.15	0.12	—	(1.13)	(1.13)	14.31	0.58	0.85 [6]	0.84 [6]	(0.22)	449	85
12-31-2015	18.75	(0.04)	0.55	0.51	—	(3.94)	(3.94)	15.32	3.04	0.87	0.86	(0.23)	506	78
12-31-2014	21.19	(0.07)	1.70	1.63	(0.03)	(4.04)	(4.07)	18.75	8.12	0.87	0.86	(0.32)	562	103
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Mid Value Trust
Series I
06-30-2019 [3]	9.47	0.07	1.08	1.15	—	—	—	10.62	12.14 [4]	1.05 [5]	1.00 [5]	1.42 [5]	250	17
12-31-2018	11.60	0.09	(1.20)	(1.11)	(0.09)	(0.93)	(1.02)	9.47	(10.84)	1.05	0.99	0.80	241	35
12-31-2017	11.62	0.11	1.10	1.21	(0.11)	(1.12)	(1.23)	11.60	11.43	1.04	0.99	0.96	312	32
12-31-2016	10.72	0.12	2.35	2.47	(0.13)	(1.44)	(1.57)	11.62	24.02	1.02 [6]	0.96 [6]	1.03	339	56
12-31-2015	13.96	0.13	(0.68)	(0.55)	(0.14)	(2.55)	(2.69)	10.72	(3.43)	1.04	0.98	0.99	276	47
12-31-2014	13.99	0.11	1.37	1.48	(0.10)	(1.41)	(1.51)	13.96	10.60	1.04	0.98	0.77	347	32
Series II
06-30-2019 [3]	9.49	0.06	1.07	1.13	—	—	—	10.62	11.91 [4]	1.25 [5]	1.20 [5]	1.22 [5]	50	17
12-31-2018	11.61	0.07	(1.19)	(1.12)	(0.07)	(0.93)	(1.00)	9.49	(10.93)	1.25	1.19	0.60	48	35
12-31-2017	11.63	0.09	1.10	1.19	(0.09)	(1.12)	(1.21)	11.61	11.21	1.24	1.19	0.76	62	32
12-31-2016	10.73	0.09	2.36	2.45	(0.11)	(1.44)	(1.55)	11.63	23.77	1.21 [6]	1.16 [6]	0.83	67	56
12-31-2015	13.97	0.10	(0.67)	(0.57)	(0.12)	(2.55)	(2.67)	10.73	(3.64)	1.24	1.18	0.79	59	47
12-31-2014	14.00	0.08	1.38	1.46	(0.08)	(1.41)	(1.49)	13.97	10.39	1.24	1.18	0.57	76	32
Series NAV
06-30-2019 [3]	9.42	0.08	1.06	1.14	—	—	—	10.56	12.10 [4]	1.00 [5]	0.95 [5]	1.47 [5]	378	17
12-31-2018	11.53	0.10	(1.18)	(1.08)	(0.10)	(0.93)	(1.03)	9.42	(10.68)	1.00	0.94	0.86	359	35
12-31-2017	11.56	0.11	1.10	1.21	(0.12)	(1.12)	(1.24)	11.53	11.46	0.99	0.94	0.99	434	32
12-31-2016	10.67	0.12	2.34	2.46	(0.13)	(1.44)	(1.57)	11.56	24.09	0.97 [6]	0.91 [6]	1.09	425	56
12-31-2015	13.91	0.13	(0.67)	(0.54)	(0.15)	(2.55)	(2.70)	10.67	(3.40)	0.99	0.93	1.04	408	47
12-31-2014	13.94	0.12	1.37	1.49	(0.11)	(1.41)	(1.52)	13.91	10.70	0.99	0.93	0.82	481	32
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
Mutual Shares Trust
Series I
06-30-2019 [3]	5.78	0.06	0.72	0.78	—	—	—	6.56	13.49 [4]	1.11 [5]	1.10 [5]	1.93 [5]	153	13
12-31-2018	6.67	0.08	(0.64)	(0.56)	(0.09)	(0.24)	(0.33)	5.78	(8.96)	1.10	1.09	1.25	144	24
12-31-2017	11.74	0.18	0.52	0.70	(0.66)	(5.11)	(5.77)	6.67	8.32	1.10	1.09	1.95	172	20
12-31-2016	11.76	0.28	1.56	1.84	(0.76)	(1.10)	(1.86)	11.74	16.71	1.06	1.05	2.35	173	26
12-31-2015	14.02	0.24	(0.90)	(0.66)	(0.29)	(1.31)	(1.60)	11.76	(4.68)	1.06	1.05	1.74	172	22
12-31-2014	13.75	0.37 [6]	0.63	1.00	(0.47)	(0.26)	(0.73)	14.02	7.21	1.03	1.03	2.62 [6]	200	19
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.10 and 0.74%, respectively.
The accompanying notes are an integral part of the financial statements.
94

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Securities Trust
Series I
06-30-2019 [3]	18.72	0.31	3.24	3.55	—	—	—	22.27	18.96 [4]	0.81 [5]	0.80 [5]	2.89 [5]	71	64
12-31-2018	19.71	0.43	(1.09)	(0.66)	(0.33)	—	(0.33)	18.72	(3.46)	0.81	0.81	2.21	64	164
12-31-2017	18.65	0.40	0.76	1.16	(0.10)	—	(0.10)	19.71	6.24	0.81	0.80	2.08	77	166
12-31-2016	18.08	0.44	0.78	1.22	(0.65)	—	(0.65)	18.65	6.92	0.74 [6]	0.74 [6]	2.32	85	147
12-31-2015	17.95	0.36	0.11	0.47	(0.34)	—	(0.34)	18.08	2.68	0.79	0.79	2.02	90	152
12-31-2014	13.84	0.30	4.08	4.38	(0.27)	—	(0.27)	17.95	31.73	0.79	0.79	1.88	104	131
Series II
06-30-2019 [3]	18.72	0.28	3.24	3.52	—	—	—	22.24	18.80 [4]	1.01 [5]	1.00 [5]	2.68 [5]	39	64
12-31-2018	19.74	0.38	(1.08)	(0.70)	(0.32)	—	(0.32)	18.72	(3.64)	1.01	1.01	2.00	35	164
12-31-2017	18.68	0.36	0.77	1.13	(0.07)	—	(0.07)	19.74	6.06	1.01	1.00	1.88	45	166
12-31-2016	18.11	0.40	0.78	1.18	(0.61)	—	(0.61)	18.68	6.69	0.94 [6]	0.93 [6]	2.11	51	147
12-31-2015	17.97	0.32	0.13	0.45	(0.31)	—	(0.31)	18.11	2.46	0.99	0.99	1.80	55	152
12-31-2014	13.86	0.27	4.08	4.35	(0.24)	—	(0.24)	17.97	31.52	0.99	0.99	1.65	66	131
Series NAV
06-30-2019 [3]	18.61	0.31	3.22	3.53	—	—	—	22.14	18.97 [4]	0.76 [5]	0.75 [5]	2.96 [5]	241	64
12-31-2018	19.59	0.43	(1.08)	(0.65)	(0.33)	—	(0.33)	18.61	(3.43)	0.76	0.76	2.26	204	164
12-31-2017	18.53	0.41	0.76	1.17	(0.11)	—	(0.11)	19.59	6.26	0.76	0.75	2.15	254	166
12-31-2016	17.97	0.45	0.77	1.22	(0.66)	—	(0.66)	18.53	6.96	0.69 [6]	0.69 [6]	2.37	267	147
12-31-2015	17.84	0.38	0.10	0.48	(0.35)	—	(0.35)	17.97	2.80	0.74	0.74	2.12	271	152
12-31-2014	13.76	0.31	4.05	4.36	(0.28)	—	(0.28)	17.84	31.75	0.74	0.74	1.93	283	131
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
Science & Technology Trust
Series I
06-30-2019 [3]	25.80	(0.06)	6.74	6.68	—	—	—	32.48	25.89 [4]	1.13 [5]	1.08 [5]	(0.39) [5]	717	49
12-31-2018	29.97	(0.11)	0.68	0.57	—	(4.74)	(4.74)	25.80	(0.61)	1.12	1.08	(0.35)	594	108
12-31-2017	22.48	(0.09)	9.17	9.08	(0.02)	(1.57)	(1.59)	29.97	41.13	1.12	1.08	(0.34)	617	91
12-31-2016	23.78	0.02	1.99	2.01	—	(3.31)	(3.31)	22.48	8.39	1.12 [6]	1.07 [6]	0.09	425	111
12-31-2015	27.08	(0.08)	1.43	1.35	—	(4.65)	(4.65)	23.78	6.69	1.12	1.07	(0.32)	437	118
12-31-2014	24.73	(0.07)	3.25	3.18	—	(0.83)	(0.83)	27.08	12.89	1.11	1.07	(0.29)	420	100
Series II
06-30-2019 [3]	24.58	(0.09)	6.42	6.33	—	—	—	30.91	25.75 [4]	1.33 [5]	1.28 [5]	(0.59) [5]	56	49
12-31-2018	28.79	(0.17)	0.70	0.53	—	(4.74)	(4.74)	24.58	(0.78)	1.32	1.28	(0.55)	49	108
12-31-2017	21.68	(0.14)	8.82	8.68	—	(1.57)	(1.57)	28.79	40.81	1.32	1.28	(0.54)	53	91
12-31-2016	23.09	(0.02)	1.92	1.90	—	(3.31)	(3.31)	21.68	8.15	1.32 [6]	1.27 [6]	(0.11)	42	111
12-31-2015	26.48	(0.13)	1.39	1.26	—	(4.65)	(4.65)	23.09	6.49	1.32	1.27	(0.52)	45	118
12-31-2014	24.24	(0.12)	3.19	3.07	—	(0.83)	(0.83)	26.48	12.70	1.31	1.27	(0.49)	48	100
Series NAV
06-30-2019 [3]	26.10	(0.05)	6.81	6.76	—	—	—	32.86	25.90 [4]	1.08 [5]	1.03 [5]	(0.34) [5]	80	49
12-31-2018	30.26	(0.10)	0.68	0.58	—	(4.74)	(4.74)	26.10	(0.57)	1.07	1.03	(0.31)	64	108
12-31-2017	22.68	(0.08)	9.26	9.18	(0.03)	(1.57)	(1.60)	30.26	41.21	1.07	1.03	(0.29)	48	91
12-31-2016	23.96	0.03	2.00	2.03	—	(3.31)	(3.31)	22.68	8.41	1.07 [6]	1.02 [6]	0.14	34	111
12-31-2015	27.23	(0.07)	1.45	1.38	—	(4.65)	(4.65)	23.96	6.77	1.07	1.02	(0.27)	29	118
12-31-2014	24.85	(0.06)	3.27	3.21	—	(0.83)	(0.83)	27.23	12.95	1.06	1.02	(0.24)	23	100
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
The accompanying notes are an integral part of the financial statements.
95

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
Series I
06-30-2019 [3]	13.36	0.08	2.16	2.24	—	—	—	15.60	16.69 [4]	0.58 [5]	0.52 [5]	1.08 [5]	420	13
12-31-2018	16.09	0.17	(1.78)	(1.61)	(0.15)	(0.97)	(1.12)	13.36	(11.42)	0.58	0.52	1.04	365	24
12-31-2017	14.74	0.15	1.89	2.04	(0.07)	(0.62)	(0.69)	16.09	14.39	0.58	0.52	0.97	416	22
12-31-2016	13.28	0.16	2.51	2.67	(0.15)	(1.06)	(1.21)	14.74	20.98	0.58	0.52	1.18	366	22
12-31-2015	15.40	0.16	(0.87)	(0.71)	(0.15)	(1.26)	(1.41)	13.28	(4.58)	0.58	0.52	1.06	286	19
12-31-2014	15.83	0.14	0.55	0.69	(0.14)	(0.98)	(1.12)	15.40	4.59	0.57	0.52	0.93	302	20
Series II
06-30-2019 [3]	13.29	0.06	2.14	2.20	—	—	—	15.49	16.55 [4]	0.78 [5]	0.72 [5]	0.87 [5]	35	13
12-31-2018	16.00	0.13	(1.75)	(1.62)	(0.12)	(0.97)	(1.09)	13.29	(11.55)	0.78	0.72	0.82	32	24
12-31-2017	14.66	0.11	1.89	2.00	(0.04)	(0.62)	(0.66)	16.00	14.18	0.78	0.72	0.75	42	22
12-31-2016	13.22	0.13	2.50	2.63	(0.13)	(1.06)	(1.19)	14.66	20.70	0.78	0.72	0.98	45	22
12-31-2015	15.34	0.13	(0.87)	(0.74)	(0.12)	(1.26)	(1.38)	13.22	(4.79)	0.78	0.72	0.85	40	19
12-31-2014	15.77	0.11	0.55	0.66	(0.11)	(0.98)	(1.09)	15.34	4.41	0.77	0.72	0.72	52	20
Series NAV
06-30-2019 [3]	13.38	0.08	2.16	2.24	—	—	—	15.62	16.67 [4]	0.53 [5]	0.47 [5]	1.12 [5]	131	13
12-31-2018	16.10	0.18	(1.77)	(1.59)	(0.16)	(0.97)	(1.13)	13.38	(11.30)	0.53	0.47	1.09	124	24
12-31-2017	14.75	0.16	1.89	2.05	(0.08)	(0.62)	(0.70)	16.10	14.43	0.53	0.47	1.02	137	22
12-31-2016	13.29	0.17	2.51	2.68	(0.16)	(1.06)	(1.22)	14.75	21.01	0.53	0.47	1.23	115	22
12-31-2015	15.42	0.17	(0.88)	(0.71)	(0.16)	(1.26)	(1.42)	13.29	(4.59)	0.53	0.47	1.12	87	19
12-31-2014	15.84	0.15	0.56	0.71	(0.15)	(0.98)	(1.13)	15.42	4.71	0.52	0.47	1.00	95	20
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized.
Small Cap Opportunities Trust
Series I
06-30-2019 [3]	22.37	0.05	3.67	3.72	—	—	—	26.09	16.63 [4]	1.15 [5]	0.97 [5]	0.42 [5]	82	8
12-31-2018	32.01	0.11	(3.10)	(2.99)	(0.14)	(6.51)	(6.65)	22.37	(13.84)	1.14	0.96	0.36	74	23
12-31-2017	31.06	0.09	3.08	3.17	(0.13)	(2.09)	(2.22)	32.01	11.07	1.10	1.02	0.29	97	41
12-31-2016	28.76	0.12	5.16	5.28	(0.14)	(2.84)	(2.98)	31.06	19.47	1.08 [6]	0.99 [6]	0.43	99	32
12-31-2015	31.56	0.12	(1.75)	(1.63)	(0.03)	(1.14)	(1.17)	28.76	(5.17)	1.10	1.00	0.39	94	25
12-31-2014	30.84	0.02	0.71	0.73	(0.01)	—	(0.01)	31.56	2.38	1.10	1.00	0.08	112	40
Series II
06-30-2019 [3]	21.91	0.03	3.59	3.62	—	—	—	25.53	16.52 [4]	1.35 [5]	1.17 [5]	0.22 [5]	31	8
12-31-2018	31.48	0.05	(3.03)	(2.98)	(0.08)	(6.51)	(6.59)	21.91	(14.02)	1.34	1.16	0.16	29	23
12-31-2017	30.58	0.03	3.04	3.07	(0.08)	(2.09)	(2.17)	31.48	10.86	1.30	1.22	0.09	39	41
12-31-2016	28.35	0.07	5.08	5.15	(0.08)	(2.84)	(2.92)	30.58	19.25	1.28 [6]	1.19 [6]	0.23	39	32
12-31-2015	31.16	0.06	(1.73)	(1.67)	—	(1.14)	(1.14)	28.35	(5.34)	1.30	1.20	0.19	39	25
12-31-2014	30.51	(0.04)	0.69	0.65	—	—	—	31.16	2.13	1.30	1.20	(0.12)	46	40
Series NAV
06-30-2019 [3]	22.23	0.06	3.64	3.70	—	—	—	25.93	16.64 [4]	1.10 [5]	0.92 [5]	0.48 [5]	27	8
12-31-2018	31.85	0.13	(3.09)	(2.96)	(0.15)	(6.51)	(6.66)	22.23	(13.81)	1.09	0.91	0.42	23	23
12-31-2017	30.90	0.11	3.08	3.19	(0.15)	(2.09)	(2.24)	31.85	11.19	1.05	0.97	0.34	29	41
12-31-2016	28.63	0.14	5.13	5.27	(0.16)	(2.84)	(3.00)	30.90	19.51	1.03 [6]	0.94 [6]	0.48	85	32
12-31-2015	31.42	0.14	(1.75)	(1.61)	(0.04)	(1.14)	(1.18)	28.63	(5.12)	1.05	0.95	0.44	86	25
12-31-2014	30.70	0.04	0.70	0.74	(0.02)	—	(0.02)	31.42	2.43	1.05	0.95	0.14	124	40
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.
96

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Stock Trust
Series I
06-30-2019 [3]	9.08	(0.02)	2.64	2.62	—	—	—	11.70	28.85 [4]	1.12 [5]	1.11 [5]	(0.44) [5]	103	36
12-31-2018	10.13	(0.06)	(0.33)	(0.39)	—	(0.66)	(0.66)	9.08	(5.19)	1.11	1.10	(0.59)	81	88
12-31-2017	8.01	(0.06)	2.18	2.12	—	—	—	10.13	26.47	1.13	1.12	(0.61)	89	102
12-31-2016	8.61	(0.02)	0.20	0.18	—	(0.78)	(0.78)	8.01	2.29	1.09 [6]	1.08 [6]	(0.28)	79	95
12-31-2015	11.68	(0.05)	(0.87)	(0.92)	—	(2.15)	(2.15)	8.61	(8.85)	1.14	1.13	(0.46)	96	87
12-31-2014	12.82	(0.10)	1.00	0.90	—	(2.04)	(2.04)	11.68	7.57	1.14	1.13	(0.81)	117	83
Series II
06-30-2019 [3]	8.61	(0.03)	2.51	2.48	—	—	—	11.09	28.80 [4]	1.32 [5]	1.31 [5]	(0.64) [5]	35	36
12-31-2018	9.66	(0.08)	(0.31)	(0.39)	—	(0.66)	(0.66)	8.61	(5.44)	1.31	1.30	(0.78)	28	88
12-31-2017	7.65	(0.07)	2.08	2.01	—	—	—	9.66	26.27	1.33	1.32	(0.81)	31	102
12-31-2016	8.27	(0.04)	0.20	0.16	—	(0.78)	(0.78)	7.65	2.14	1.29 [6]	1.28 [6]	(0.47)	28	95
12-31-2015	11.33	(0.07)	(0.84)	(0.91)	—	(2.15)	(2.15)	8.27	(9.06)	1.34	1.33	(0.66)	32	87
12-31-2014	12.52	(0.12)	0.97	0.85	—	(2.04)	(2.04)	11.33	7.34	1.34	1.33	(1.01)	35	83
Series NAV
06-30-2019 [3]	9.19	(0.02)	2.68	2.66	—	—	—	11.85	28.94 [4]	1.07 [5]	1.06 [5]	(0.39) [5]	172	36
12-31-2018	10.25	(0.06)	(0.34)	(0.40)	—	(0.66)	(0.66)	9.19	(5.22)	1.06	1.05	(0.57)	147	88
12-31-2017	8.09	(0.05)	2.21	2.16	—	—	—	10.25	26.70	1.08	1.07	(0.56)	335	102
12-31-2016	8.69	(0.02)	0.20	0.18	—	(0.78)	(0.78)	8.09	2.27	1.04 [6]	1.03 [6]	(0.22)	267	95
12-31-2015	11.76	(0.04)	(0.88)	(0.92)	—	(2.15)	(2.15)	8.69	(8.78)	1.09	1.08	(0.40)	297	87
12-31-2014	12.89	(0.09)	1.00	0.91	—	(2.04)	(2.04)	11.76	7.60	1.09	1.08	(0.76)	350	83
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
Small Cap Value Trust
Series I
06-30-2019 [3]	15.60	0.08	2.33	2.41	—	—	—	18.01	15.45 [4]	1.09 [5]	1.08 [5]	0.94 [5]	217	12
12-31-2018	20.25	0.14	(2.16)	(2.02)	(0.13)	(2.50)	(2.63)	15.60	(12.50)	1.11	1.10	0.69	211	13
12-31-2017	21.51	0.23	0.36	0.59	(0.19)	(1.66)	(1.85)	20.25	3.73	1.13	1.12	1.10	309	19
12-31-2016	20.30	0.14	4.14	4.28	(0.14)	(2.93)	(3.07)	21.51	22.67	1.10 [6]	1.10 [6]	0.69	373	16
12-31-2015	24.61	0.12	(0.62)	(0.50)	(0.10)	(3.71)	(3.81)	20.30	(1.36)	1.12	1.11	0.51	323	22
12-31-2014	26.09	0.16 [7]	1.55	1.71	(0.16)	(3.03)	(3.19)	24.61	7.18	1.12	1.12	0.63 [7]	349	22
Series II
06-30-2019 [3]	15.50	0.06	2.32	2.38	—	—	—	17.88	15.35 [4]	1.29 [5]	1.28 [5]	0.75 [5]	26	12
12-31-2018	20.13	0.10	(2.14)	(2.04)	(0.09)	(2.50)	(2.59)	15.50	(12.66)	1.31	1.30	0.49	25	13
12-31-2017	21.40	0.19	0.35	0.54	(0.15)	(1.66)	(1.81)	20.13	3.50	1.33	1.32	0.89	35	19
12-31-2016	20.21	0.10	4.12	4.22	(0.10)	(2.93)	(3.03)	21.40	22.45	1.30 [6]	1.29 [6]	0.49	41	16
12-31-2015	24.52	0.07	(0.62)	(0.55)	(0.05)	(3.71)	(3.76)	20.21	(1.57)	1.32	1.31	0.30	36	22
12-31-2014	26.01	0.11 [7]	1.54	1.65	(0.11)	(3.03)	(3.14)	24.52	6.96	1.32	1.32	0.43 [7]	43	22
Series NAV
06-30-2019 [3]	15.54	0.09	2.32	2.41	—	—	—	17.95	15.51 [4]	1.04 [5]	1.03 [5]	1.00 [5]	264	12
12-31-2018	20.18	0.15	(2.15)	(2.00)	(0.14)	(2.50)	(2.64)	15.54	(12.45)	1.06	1.05	0.75	249	13
12-31-2017	21.44	0.23	0.37	0.60	(0.20)	(1.66)	(1.86)	20.18	3.79	1.08	1.07	1.12	312	19
12-31-2016	20.25	0.15	4.12	4.27	(0.15)	(2.93)	(3.08)	21.44	22.68	1.05 [6]	1.05 [6]	0.74	313	16
12-31-2015	24.56	0.13	(0.62)	(0.49)	(0.11)	(3.71)	(3.82)	20.25	(1.31)	1.07	1.06	0.56	292	22
12-31-2014	26.04	0.17 [7]	1.55	1.72	(0.17)	(3.03)	(3.20)	24.56	7.25	1.07	1.07	0.68 [7]	330	22
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.06 and 0.22%, respectively.
The accompanying notes are an integral part of the financial statements.
97

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust
Series I
06-30-2019 [3]	16.62	0.03	2.85	2.88	—	—	—	19.50	17.27 [4]	1.19 [5]	1.12 [5]	0.37 [5]	55	12
12-31-2018	20.86	0.15	(2.46)	(2.31)	(0.08)	(1.85)	(1.93)	16.62	(12.94)	1.15	1.09	0.74	50	23
12-31-2017	22.06	0.07	2.07	2.14	(0.05)	(3.29)	(3.34)	20.86	11.49	1.15	1.09	0.34	66	19
12-31-2016	19.68	0.17	5.72	5.89	(0.15)	(3.36)	(3.51)	22.06	32.32	1.12 [6]	1.06 [6]	0.83	72	24
12-31-2015	24.72	0.20	(1.61)	(1.41)	(0.30)	(3.33)	(3.63)	19.68	(5.60)	1.13	1.07	0.86	60	35
12-31-2014	25.26	0.14	(0.12)	0.02	(0.01)	(0.55)	(0.56)	24.72	0.11	1.12	1.06	0.55	74	16
Series II
06-30-2019 [3]	16.25	0.02	2.77	2.79	—	—	—	19.04	17.17 [4]	1.39 [5]	1.32 [5]	0.17 [5]	45	12
12-31-2018	20.43	0.11	(2.40)	(2.29)	(0.04)	(1.85)	(1.89)	16.25	(13.09)	1.35	1.29	0.54	41	23
12-31-2017	21.71	0.03	2.02	2.05	(0.04)	(3.29)	(3.33)	20.43	11.26	1.35	1.29	0.14	55	19
12-31-2016	19.42	0.13	5.63	5.76	(0.11)	(3.36)	(3.47)	21.71	32.05	1.32 [6]	1.26 [6]	0.63	58	24
12-31-2015	24.40	0.15	(1.58)	(1.43)	(0.22)	(3.33)	(3.55)	19.42	(5.79)	1.33	1.27	0.66	49	35
12-31-2014	24.99	0.08	(0.12)	(0.04)	—	(0.55)	(0.55)	24.40	(0.12)	1.32	1.26	0.34	61	16
Series NAV
06-30-2019 [3]	16.57	0.04	2.84	2.88	—	—	—	19.45	17.32 [4]	1.14 [5]	1.07 [5]	0.44 [5]	52	12
12-31-2018	20.81	0.08	(2.38)	(2.30)	(0.09)	(1.85)	(1.94)	16.57	(12.93)	1.10	1.04	0.40	36	23
12-31-2017	22.00	0.08	2.07	2.15	(0.05)	(3.29)	(3.34)	20.81	11.58	1.10	1.04	0.39	178	19
12-31-2016	19.64	0.17	5.71	5.88	(0.16)	(3.36)	(3.52)	22.00	32.33	1.07 [6]	1.01 [6]	0.86	156	24
12-31-2015	24.69	0.21	(1.60)	(1.39)	(0.33)	(3.33)	(3.66)	19.64	(5.51)	1.08	1.02	0.91	187	35
12-31-2014	25.22	0.15	(0.12)	0.03	(0.01)	(0.55)	(0.56)	24.69	0.14	1.07	1.01	0.60	224	16
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Strategic Equity Allocation Trust
Series NAV
06-30-2019 [3]	17.13	0.23	2.64	2.87	—	—	—	20.00	16.75 [4]	0.66 [5]	0.53 [5]	2.46 [5]	9,792	2
12-31-2018	19.88	0.36	(1.92)	(1.56)	(0.33)	(0.86)	(1.19)	17.13	(8.52)	0.66	0.53	1.83	9,327	5
12-31-2017	16.86	0.32	3.31	3.63	(0.34)	(0.27)	(0.61)	19.88	21.77	0.66	0.54	1.72	11,485	5
12-31-2016	16.09	0.32	1.08	1.40	(0.29)	(0.34)	(0.63)	16.86	8.81	0.67	0.53	1.96	11,117	18
12-31-2015	17.14	0.31	(0.39)	(0.08)	(0.32)	(0.65)	(0.97)	16.09	(0.35)	0.67	0.53	1.83	9,945	7
12-31-2014	16.85	0.33	0.75	1.08	(0.32)	(0.47)	(0.79)	17.14	6.40	0.66	0.52	1.92	11,176	13
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized.
Total Stock Market Index Trust
Series I
06-30-2019 [3]	20.22	0.19	3.52	3.71	—	—	—	23.93	18.35 [4]	0.57 [5]	0.50 [5]	1.70 [5]	553	1
12-31-2018	22.39	0.39	(1.55)	(1.16)	(0.27)	(0.74)	(1.01)	20.22	(5.70)	0.58	0.50	1.72	488	2
12-31-2017	19.21	0.31	3.58	3.89	(0.28)	(0.43)	(0.71)	22.39	20.59	0.57	0.53	1.48	584	6 [6]
12-31-2016	17.61	0.29	1.87	2.16	(0.26)	(0.30)	(0.56)	19.21	12.38	0.57	0.57	1.61	473	3
12-31-2015	18.53	0.26	(0.40)	(0.14)	(0.24)	(0.54)	(0.78)	17.61	(0.64)	0.57	0.56	1.41	440	4
12-31-2014	17.08	0.24	1.71	1.95	(0.21)	(0.29)	(0.50)	18.53	11.47	0.57	0.56	1.38	465	5
Series II
06-30-2019 [3]	20.14	0.17	3.51	3.68	—	—	—	23.82	18.27 [4]	0.77 [5]	0.70 [5]	1.51 [5]	41	1
12-31-2018	22.31	0.35	(1.56)	(1.21)	(0.22)	(0.74)	(0.96)	20.14	(5.92)	0.78	0.70	1.52	37	2
12-31-2017	19.15	0.27	3.56	3.83	(0.24)	(0.43)	(0.67)	22.31	20.33	0.77	0.73	1.28	45	6 [6]
12-31-2016	17.56	0.25	1.87	2.12	(0.23)	(0.30)	(0.53)	19.15	12.15	0.77	0.77	1.41	36	3
12-31-2015	18.48	0.22	(0.40)	(0.18)	(0.20)	(0.54)	(0.74)	17.56	(0.83)	0.77	0.76	1.20	35	4
12-31-2014	17.03	0.21	1.71	1.92	(0.18)	(0.29)	(0.47)	18.48	11.30	0.77	0.76	1.17	42	5
Series NAV
06-30-2019 [3]	20.21	0.20	3.52	3.72	—	—	—	23.93	18.41 [4]	0.52 [5]	0.45 [5]	1.75 [5]	170	1
12-31-2018	22.38	0.40	(1.55)	(1.15)	(0.28)	(0.74)	(1.02)	20.21	(5.66)	0.53	0.45	1.77	137	2
12-31-2017	19.20	0.32	3.58	3.90	(0.29)	(0.43)	(0.72)	22.38	20.65	0.52	0.48	1.53	165	6 [6]
12-31-2016	17.61	0.30	1.86	2.16	(0.27)	(0.30)	(0.57)	19.20	12.38	0.52	0.52	1.67	132	3
12-31-2015	18.52	0.27	(0.39)	(0.12)	(0.25)	(0.54)	(0.79)	17.61	(0.53)	0.52	0.51	1.46	99	4
12-31-2014	17.08	0.25	1.70	1.95	(0.22)	(0.29)	(0.51)	18.52	11.46	0.52	0.51	1.43	95	5
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.
The accompanying notes are an integral part of the financial statements.
98

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Utilities Trust
Series I
06-30-2019 [3]	13.78	0.20	1.99	2.19	—	—	—	15.97	15.82 [4]	0.98 [5]	0.97 [5]	2.67 [6]	231	17
12-31-2018	14.12	0.40	(0.27)	0.13	(0.47)	—	(0.47)	13.78	0.88	0.95	0.94	2.81	204	26
12-31-2017	12.60	0.40	1.46	1.86	(0.34)	—	(0.34)	14.12	14.74	0.94	0.93	2.90	260	26
12-31-2016	12.05	0.39	0.99	1.38	(0.60)	(0.23)	(0.83)	12.60	11.36	0.89 [7]	0.88 [7]	3.00	278	31
12-31-2015	16.27	0.38	(2.66)	(2.28)	(0.46)	(1.48)	(1.94)	12.05	(14.76)	0.92	0.92	2.51	298	37
12-31-2014	15.44	0.49 [8]	1.48	1.97	(0.51)	(0.63)	(1.14)	16.27	12.59	0.93	0.92	2.93 [8]	441	53
Series II
06-30-2019 [3]	13.63	0.18	1.97	2.15	—	—	—	15.78	15.70 [4]	1.18 [5]	1.17 [5]	2.48 [6]	14	17
12-31-2018	13.97	0.36	(0.25)	0.11	(0.45)	—	(0.45)	13.63	0.69	1.15	1.14	2.59	13	26
12-31-2017	12.47	0.37	1.44	1.81	(0.31)	—	(0.31)	13.97	14.52	1.14	1.13	2.70	15	26
12-31-2016	11.93	0.36	0.98	1.34	(0.57)	(0.23)	(0.80)	12.47	11.16	1.09 [7]	1.08 [7]	2.80	15	31
12-31-2015	16.14	0.34	(2.64)	(2.30)	(0.43)	(1.48)	(1.91)	11.93	(15.02)	1.12	1.12	2.30	15	37
12-31-2014	15.32	0.46 [8]	1.47	1.93	(0.48)	(0.63)	(1.11)	16.14	12.41	1.13	1.12	2.79 [8]	23	53
Series NAV
06-30-2019 [3]	13.76	0.20	1.99	2.19	—	—	—	15.95	15.84 [4]	0.93 [5]	0.92 [5]	2.73 [6]	33	17
12-31-2018	14.10	0.40	(0.26)	0.14	(0.48)	—	(0.48)	13.76	0.93	0.90	0.89	2.84	28	26
12-31-2017	12.58	0.41	1.45	1.86	(0.34)	—	(0.34)	14.10	14.82	0.89	0.88	2.95	30	26
12-31-2016	12.03	0.39	0.99	1.38	(0.60)	(0.23)	(0.83)	12.58	11.43	0.84 [7]	0.84 [7]	3.02	28	31
12-31-2015	16.26	0.39	(2.67)	(2.28)	(0.47)	(1.48)	(1.95)	12.03	(14.79)	0.87	0.87	2.58	30	37
12-31-2014	15.42	0.50 [8]	1.49	1.99	(0.52)	(0.63)	(1.15)	16.26	12.72	0.88	0.87	2.98 [8]	40	53
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. Certain expenses are presented unannualized. 6. Annualized. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.04%. 8. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.09 and 0.52%, respectively.
The accompanying notes are an integral part of the financial statements.
99

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust), is a no load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (portfolios), thirty-nine of which are presented in this report.

American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as “funds of funds,” investing in shares of mutual funds (underlying funds). The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) website at www.sec.gov. These funds are not covered by this report.

The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently outstanding are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) with the exception of Emerging Markets Value Trust, International Equity Index Trust, Financial Industries Trust and Fundamental All Cap Core Trust. Series NAV of Emerging Markets Value Trust and International Equity Index Trust and Series II of Financial Industries Trust and Fundamental All Cap Core Trust are also offered to variable insurance products of external insurance companies. Prior to June 28, 2019, the Advisor was known as John Hancock Investment Management Services, LLC. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

On June 26, 2019, the Board of Trustees voted to recommend that shareholders approve the reorganizations of International Growth Stock Trust and Utilities Trust into International Equity Index Trust and Equity Income Trust, respectively. If approved by International Growth Stock Trust and Utilities Trust’s shareholders, each reorganization is expected to occur as of the close of business on or about November 1, 2019.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Except for investments in exchange-traded funds, investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolio’s Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2019, for American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Real Estate Securities Trust and Small Company Value Trust, all investments are categorized as Level 1 under the hierarchy described above.

The following is a summary of the values by input classification of the remaining portfolios’ investments as of June 30, 2019, by major security category or type:

	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$5,551,770,891	$5,551,770,891	—	—
Securities lending collateral	4,505,744	4,505,744	—	—
Short-term investments	143,360,334	—	$143,360,334	—
Total investments in securities	$5,699,636,969	$5,556,276,635	$143,360,334	—
Derivatives:
Assets
Futures	$2,232,357	$2,232,357	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$333,410,709	$285,194,570	$48,216,139	—
Consumer discretionary	455,041,769	455,041,769	—	—
Consumer staples	889,432	889,432	—	—
Energy	9,145,948	9,145,948	—	—
Financials	110,897,128	110,897,128	—	—
Health care	359,230,020	359,230,020	—	—
Industrials	192,994,713	192,994,713	—	—
Information technology	641,094,003	641,094,003	—	—
Materials	12,957,072	12,957,072	—	—
Real estate	558,353	558,353	—	—
Utilities	7,789,194	7,789,194	—	—
Securities lending collateral	1,813,891	1,813,891	—	—
Short-term investments	7,091,086	7,091,086	—	—
Total investments in securities	$2,132,913,318	$2,084,697,179	$48,216,139	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$79,870,310	$69,344,824	$10,525,486	—
Consumer discretionary	95,350,981	88,481,376	6,869,605	—
Consumer staples	23,801,275	23,801,275	—	—
Financials	10,830,158	10,830,158	—	—
Health care	61,024,707	61,024,707	—	—
Industrials	35,769,225	23,529,973	12,239,252	—
Information technology	197,182,030	190,566,629	6,615,401	—
Real estate	6,029,050	6,029,050	—	—
Securities lending collateral	10,455,875	10,455,875	—	—
Short-term investments	4,945,463	4,945,463	—	—
Total investments in securities	$525,259,074	$489,009,330	$36,249,744	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$14,487,931	$14,487,931	—	—
Consumer discretionary	21,139,762	21,139,762	—	—
Consumer staples	1,616,117	1,616,117	—	—
Energy	1,413,566	1,413,566	—	—
Financials	27,978,719	27,978,719	—	—
Health care	57,334,322	52,110,179	$5,224,143	—
Industrials	35,310,509	35,310,509	—	—
Information technology	61,153,997	61,153,997	—	—
Materials	777,575	777,575	—	—

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	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Trust (continued)
Real estate	$2,187,615	$2,187,615	—	—
Utilities	23,643,407	23,643,407	—	—
Preferred securities
Financials	7,068,049	7,068,049	—	—
Health care	7,149,421	7,149,421	—	—
Industrials	1,114,446	—	$1,114,446	—
Utilities	8,125,004	8,125,004	—	—
U.S. Government and Agency obligations	13,542,557	—	13,542,557	—
Corporate bonds	71,944,322	—	71,944,322	—
Term loans	21,119,236	—	21,119,236	—
Asset backed securities	1,360,008	—	1,360,008	—
Purchased options	74,450	—	74,450	—
Securities lending collateral	903,214	903,214	—	—
Short-term investments	30,445,360	28,415,360	2,030,000	—
Total investments in securities	$409,889,587	$293,480,425	$116,409,162	—
Derivatives:
Liabilities
Written options	($3,321,028)	—	($3,321,028)	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Brazil	$13,838,187	$13,838,187	—	—
Chile	3,115,112	3,115,112	—	—
China	25,069,344	1,275,471	$23,703,904	$89,969
Colombia	960,437	960,437	—	—
Czech Republic	729,075	—	729,075	—
Greece	625,685	—	625,685	—
Hong Kong	10,862,523	89,565	10,718,411	54,547
Hungary	895,478	—	895,478	—
India	29,191,314	733,664	28,298,642	159,008
Indonesia	5,971,788	—	5,923,734	48,054
Malaysia	7,029,855	—	7,029,855	—
Mexico	7,414,688	7,414,688	—	—
Netherlands	13,740	13,740	—	—
Philippines	4,522,968	—	4,522,852	116
Poland	2,227,570	—	2,227,570	—
Russia	4,737,779	—	4,737,779	—
Singapore	16,498	—	16,498	—
South Africa	16,730,607	1,257,333	15,460,278	12,996
South Korea	36,316,822	5,848,776	30,395,259	72,787
Taiwan	34,443,588	574,484	33,851,480	17,624
Thailand	6,283,166	—	6,277,567	5,599
Turkey	1,735,488	—	1,733,499	1,989
Ukraine	127,161	—	127,161	—
Preferred securities
Brazil	4,891,178	4,891,178	—	—
Colombia	349,178	349,178	—	—
Panama	19,771	19,771	—	—
South Korea	9,050	—	—	9,050
Rights	21,483	19,539	1,944	—
Warrants	13,648	13,648	—	—
Securities lending collateral	5,499,378	5,499,378	—	—
Total investments in securities	$223,662,559	$45,914,149	$177,276,671	$471,739
Derivatives:
Assets
Futures	$41,472	$41,472	—	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$105,493,068	$97,295,737	$8,197,331	—
Consumer discretionary	37,552,581	37,552,581	—	—

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	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Equity Income Trust (continued)
Consumer staples	$123,114,704	$123,114,704	—	—
Energy	153,735,058	119,660,794	$34,074,264	—
Financials	365,229,439	365,229,439	—	—
Health care	197,957,713	187,555,852	10,401,861	—
Industrials	187,629,995	187,629,995	—	—
Information technology	135,737,104	135,737,104	—	—
Materials	71,888,311	69,277,536	2,610,775	—
Real estate	48,674,288	48,674,288	—	—
Utilities	93,935,182	93,935,182	—	—
Preferred securities	42,010,504	42,010,504	—	—
Corporate bonds	6,292,747	—	6,292,747	—
Convertible bonds	3,208,660	—	3,208,660	—
Securities lending collateral	7,881,214	7,881,214	—	—
Short-term investments	29,605,266	29,605,266	—	—
Total investments in securities	$1,609,945,834	$1,545,160,196	$64,785,638	—
Derivatives:
Liabilities
Futures	($18,156)	($18,156)	—	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary
Hotels, restaurants and leisure	$1,198,357	$1,198,357	—	—
Financials
Banks	81,939,987	77,805,399	$4,134,588	—
Capital markets	13,812,832	12,250,300	1,562,532	—
Consumer finance	7,091,018	7,091,018	—	—
Diversified financial services	9,219,366	7,935,820	1,283,546	—
Insurance	30,341,866	29,963,474	378,392	—
Thrifts and mortgage finance	2,438,344	2,438,344	—	—
Information technology
IT services	8,208,402	8,208,402	—	—
Real estate
Equity real estate investment trusts	6,856,037	5,645,670	1,210,367	—
Real estate management and development	1,003,853	—	1,003,853	—
Convertible bonds	965,474	—	965,474	—
Short-term investments	2,189,000	—	2,189,000	—
Total investments in securities	$165,264,536	$152,536,784	$12,727,752	—
Derivatives:
Assets
Forward foreign currency contracts	$20,723	—	$20,723	—
Liabilities
Forward foreign currency contracts	(86,347)	—	(86,347)	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$289,412,602	$289,412,602	—	—
Consumer discretionary	404,516,924	389,264,260	$15,252,664	—
Consumer staples	83,843,226	83,843,226	—	—
Energy	115,992,911	115,992,911	—	—
Financials	294,931,296	294,931,296	—	—
Health care	119,782,894	119,782,894	—	—
Industrials	145,827,345	145,827,345	—	—
Information technology	176,486,668	158,971,514	17,515,154	—
Real estate	55,952,820	55,952,820	—	—
Short-term investments	82,556,000	—	82,556,000	—
Total investments in securities	$1,769,302,686	$1,653,978,868	$115,323,818	—

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	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$42,132,065	$42,132,065	—	—
Consumer discretionary	57,800,184	57,800,184	—	—
Consumer staples	54,293,331	22,581,195	$31,712,136	—
Energy	60,114,256	60,114,256	—	—
Financials	171,825,692	171,825,692	—	—
Health care	94,669,989	94,669,989	—	—
Industrials	69,647,212	69,647,212	—	—
Information technology	93,041,392	86,362,078	6,679,314	—
Materials	10,832,656	10,832,656	—	—
Short-term investments	13,208,000	—	13,208,000	—
Total investments in securities	$667,564,777	$615,965,327	$51,599,450	—

Global Trust
Investments in securities:
Assets
Common stocks
Canada	$3,960,045	$3,960,045	—	—
China	7,293,595	4,103,361	$3,190,234	—
Denmark	3,108,519	—	3,108,519	—
France	15,142,691	—	15,142,691	—
Germany	10,985,958	—	10,985,958	—
Hong Kong	7,181,375	—	7,181,375	—
India	4,212,120	—	4,212,120	—
Ireland	1,074,158	349,055	725,103	—
Israel	1,677,645	1,677,645	—	—
Italy	2,834,494	—	2,834,494	—
Japan	16,355,572	—	16,355,572	—
Luxembourg	3,708,017	—	3,708,017	—
Netherlands	10,307,488	—	10,307,488	—
Singapore	4,638,909	—	4,638,909	—
South Korea	6,496,684	2,714,171	3,782,513	—
Spain	1,836,297	—	1,836,297	—
Switzerland	6,732,952	—	6,732,952	—
Taiwan	564,124	—	564,124	—
Thailand	2,832,156	—	2,832,156	—
United Kingdom	15,295,849	—	15,295,849	—
United States	57,640,583	57,640,583	—	—
Securities lending collateral	2,454,829	2,454,829	—	—
Short-term investments	2,700,000	—	2,700,000	—
Total investments in securities	$189,034,060	$72,899,689	$116,134,371	—

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$243,967	—	—	$243,967
Health care	295,608,358	$277,663,505	$17,551,470	393,383
Preferred securities
Consumer discretionary	544,779	—	—	544,779
Health care	1,643,369	618,357	1,025,012	—
Information technology	175,125	—	—	175,125
Short-term investments	1,872,742	1,872,742	—	—
Total investments in securities	$300,088,340	$280,154,604	$18,576,482	$1,357,254

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Argentina	$563,634	$563,634	—	—
Australia	37,185,161	—	$37,185,161	—
Austria	1,160,387	—	1,160,387	—
Belgium	4,979,650	—	4,979,650	—

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	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Brazil	$9,555,736	$9,555,736	—	—
Canada	53,293,357	53,002,465	$290,892	—
Chile	2,173,165	1,983,698	189,467	—
China	54,010,370	15,570,005	38,440,365	—
Colombia	937,653	937,653	—	—
Czech Republic	377,479	—	377,479	—
Denmark	8,749,151	—	8,749,151	—
Egypt	229,678	—	229,678	—
Finland	5,823,828	—	5,823,828	—
France	57,845,652	—	57,845,652	—
Germany	41,693,047	—	41,693,047	—
Greece	576,356	—	572,106	$4,250
Hong Kong	27,481,476	247,814	27,153,229	80,433
Hungary	585,722	—	585,722	—
India	17,411,063	2,909,278	14,501,785	—
Indonesia	4,295,877	10,468	4,285,409	—
Ireland	3,508,262	269,308	3,238,954	—
Isle of Man	188,593	—	188,593	—
Israel	2,779,968	950,330	1,829,638	—
Italy	10,367,645	—	10,367,645	—
Japan	121,488,264	—	121,488,264	—
Luxembourg	1,596,874	—	1,596,874	—
Macau	626,519	—	626,519	—
Malaysia	4,271,675	—	4,271,675	—
Mexico	5,177,048	5,063,448	113,600	—
Netherlands	24,659,287	1,031,640	23,627,647	—
New Zealand	1,209,568	—	1,209,568	—
Norway	3,433,760	—	3,433,760	—
Peru	803,249	803,249	—	—
Philippines	2,054,234	—	2,054,234	—
Poland	2,228,020	—	2,228,020	—
Portugal	726,972	—	726,972	—
Romania	122,648	—	122,648	—
Russia	8,111,204	6,257,240	1,853,964	—
Singapore	6,984,850	—	6,984,850	—
South Africa	11,643,264	—	11,643,264	—
South Korea	23,123,519	189,254	22,934,265	—
Spain	15,039,128	—	15,039,128	—
Sweden	12,561,802	—	12,561,802	—
Switzerland	49,675,542	—	49,675,542	—
Taiwan	19,511,640	—	19,511,640	—
Thailand	5,477,111	—	5,477,111	—
Turkey	1,041,746	—	1,041,746	—
United Arab Emirates	136,794	—	136,794	—
United Kingdom	76,883,813	—	76,883,813	—
United States	686,984	359,203	327,781	—
Virgin Islands, British	64,318	—	—	64,318
Preferred securities
Brazil	5,338,550	5,338,550	—	—
Germany	2,627,957	—	2,627,957	—
South Korea	1,289,640	—	1,287,481	2,159
Rights	43,356	42,453	903	—
Securities lending collateral	24,156,221	24,156,221	—	—
Short-term investments	4,301,438	4,301,438	—	—
Total investments in securities	$782,869,905	$133,543,085	$649,175,660	$151,160
Derivatives:
Assets
Futures	$566,096	$566,096	—	—
Liabilities
Futures	(7,773)	(7,773)	—	—

105

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Growth Stock Trust
Investments in securities:
Assets
Common stocks
Australia	$1,190,295	—	$1,190,295	—
Brazil	2,900,468	$2,900,468	—	—
Canada	6,122,580	6,122,580	—	—
China	4,438,066	2,886,786	1,551,280	—
Denmark	1,006,244	—	1,006,244	—
France	5,507,092	—	5,507,092	—
Germany	5,302,767	—	5,302,767	—
Hong Kong	1,009,050	—	1,009,050	—
Italy	1,586,328	—	1,586,328	—
Japan	5,382,898	—	5,382,898	—
Mexico	1,220,501	1,220,501	—	—
Netherlands	3,236,794	—	3,236,794	—
Singapore	1,281,721	—	1,281,721	—
South Korea	1,604,292	—	1,604,292	—
Spain	962,912	—	962,912	—
Sweden	1,795,837	—	1,795,837	—
Switzerland	4,002,162	—	4,002,162	—
Taiwan	1,392,006	—	1,392,006	—
Thailand	336,728	—	336,728	—
Turkey	483,714	—	483,714	—
United Kingdom	7,594,851	—	7,594,851	—
United States	3,042,386	3,042,386	—	—
Short-term investments	2,356,867	2,356,867	—	—
Total investments in securities	$63,756,559	$18,529,588	$45,226,971	—

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$7,121,888	$87,207	$7,028,544	$6,137
Austria	1,616,729	—	1,616,729	—
Belgium	1,585,153	—	1,585,153	—
Bermuda	179,036	—	179,036	—
Canada	9,384,202	9,300,029	83,885	288
China	82,833	—	82,833	—
Denmark	2,070,266	—	2,070,266	—
Finland	2,627,614	—	2,627,614	—
France	4,802,735	—	4,802,735	—
Gabon	3,106	—	3,106	—
Georgia	82,051	—	82,051	—
Germany	7,019,454	—	7,019,454	—
Gibraltar	25,375	—	25,375	—
Greece	154	—	—	154
Guernsey, Channel Islands	2,615	—	2,615	—
Hong Kong	2,799,486	—	2,753,609	45,877
Ireland	519,999	—	519,999	—
Isle of Man	82,430	—	82,430	—
Israel	1,285,505	2,384	1,283,121	—
Italy	4,355,351	—	4,355,351	—
Japan	24,194,150	—	24,194,150	—
Jersey, Channel Islands	139,338	—	139,338	—
Liechtenstein	53,961	—	53,961	—
Luxembourg	324,008	—	324,008	—
Macau	18,145	—	18,145	—
Malaysia	59,536	—	59,536	—
Malta	70,072	—	70,072	—
Monaco	68,742	51,893	16,849	—
Mongolia	4,256	—	4,256	—
Netherlands	3,221,884	—	3,221,884	—
New Zealand	808,847	—	808,847	—
Norway	1,060,000	—	1,060,000	—
Peru	40,180	—	40,180	—

106

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Portugal	$488,859	—	$488,859	—
Russia	26,758	—	26,758	—
Singapore	1,108,870	—	1,077,215	$31,655
South Africa	27,408	—	27,408	—
Spain	2,235,124	—	2,235,124	—
Sweden	3,544,724	—	3,544,724	—
Switzerland	5,819,902	—	5,819,902	—
United Kingdom	17,362,241	—	17,355,116	7,125
United States	415,005	$202,869	212,136	—
Preferred securities	208,935	—	208,935	—
Rights	8,525	1,190	—	7,335
Securities lending collateral	9,395,997	9,395,997	—	—
Total investments in securities	$116,351,449	$19,041,569	$97,211,309	$98,571
Derivatives:
Assets
Futures	$18,663	$18,663	—	—

International Value Trust
Investments in securities:
Assets
Common stocks
Canada	$15,745,670	$15,745,670	—	—
China	12,832,416	3,680,410	$9,152,006	—
Denmark	5,257,211	—	5,257,211	—
France	33,333,528	—	33,333,528	—
Germany	16,236,462	—	16,236,462	—
Hong Kong	14,138,137	—	14,138,137	—
India	2,257,104	—	2,257,104	—
Ireland	5,364,060	—	5,364,060	—
Israel	3,241,188	3,241,188	—	—
Italy	6,798,549	—	6,798,549	—
Japan	37,952,941	—	37,952,941	—
Luxembourg	6,027,233	—	6,027,233	—
Netherlands	26,254,353	4,860,978	21,393,375	—
Singapore	5,471,500	57,002	5,414,498	—
South Korea	32,000,794	7,992,765	24,008,029	—
Switzerland	13,560,285	—	13,560,285	—
Taiwan	4,650,217	—	4,650,217	—
Thailand	3,563,546	—	3,563,546	—
United Kingdom	45,544,928	—	45,544,928	—
Securities lending collateral	4,913,973	4,913,973	—	—
Short-term investments	12,800,000	—	12,800,000	—
Total investments in securities	$307,944,095	$40,491,986	$267,452,109	—

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,406,565,164	$1,406,565,164	—	—
Securities lending collateral	22,114,120	22,114,120	—	—
Short-term investments	27,838,291	—	$27,838,291	—
Total investments in securities	$1,456,517,575	$1,428,679,284	$27,838,291	—
Derivatives:
Assets
Futures	$558,295	$558,295	—	—

Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$53,184,413	$49,175,127	$4,009,286	—
Consumer discretionary	134,019,618	133,547,043	—	$472,575
Consumer staples	37,145,399	37,145,399	—	—
Energy	8,232,181	8,232,181	—	—
Financials	216,195	—	216,195	—
Health care	191,145,525	183,261,743	7,883,782	—

107

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Stock Trust (continued)
Industrials	$80,396,946	$61,961,051	$18,435,895	—
Information technology	222,432,495	219,692,724	—	$2,739,771
Preferred securities	30,452,029	—	—	30,452,029
Warrants	5,523	5,523	—	—
Securities lending collateral	27,287,307	27,287,307	—	—
Short-term investments	34,000,000	—	34,000,000	—
Total investments in securities	$818,517,631	$720,308,098	$64,545,158	$33,664,375

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$26,104,189	$26,104,189	—	—
Consumer discretionary	24,317,853	24,317,853	—	—
Consumer staples	69,618,321	57,827,382	$11,790,939	—
Energy	75,943,968	73,722,756	2,221,212	—
Financials	117,338,527	111,836,899	5,501,628	—
Health care	102,420,603	99,447,543	2,973,060	—
Industrials	57,594,120	54,994,341	2,599,779	—
Information technology	24,115,806	24,115,806	—	—
Materials	68,000,191	68,000,191	—	—
Real estate	44,528,146	44,528,146	—	—
Utilities	30,561,255	30,561,255	—	—
Preferred securities	1,771,178	1,771,178	—	—
Securities lending collateral	5,950,716	5,950,716	—	—
Short-term investments	34,459,829	34,459,829	—	—
Total investments in securities	$682,724,702	$657,638,084	$25,086,618	—

Mutual Shares Trust
Investments in securities:
Assets
Common stocks
Communication services	$17,862,292	$16,822,673	$1,039,619	—
Consumer discretionary	7,864,507	7,864,507	—	—
Consumer staples	10,846,723	8,576,879	2,269,844	—
Energy	17,167,052	13,117,652	4,049,400	—
Financials	35,275,103	34,462,947	812,156	—
Health care	19,636,352	16,909,574	2,726,778	—
Industrials	11,371,615	8,902,263	2,469,352	—
Information technology	14,474,032	11,891,712	2,582,320	—
Materials	2,370,931	2,370,931	—	—
Real estate	2,522,011	2,522,011	—	—
Utilities	1,032,678	1,032,678	—	—
Corporate bonds
Communication services	1,520,516	—	1,520,118	$398
Energy	378,545	—	378,545	—
Information technology	1,690,958	—	1,690,958	—
Utilities	396,228	—	396,228	—
Term loans	1,051,799	—	1,051,799	—
Escrow certificates	11,199	—	—	11,199
Short-term investments	6,995,499	—	6,995,499	—
Total investments in securities	$152,468,040	$124,473,827	$27,982,616	$11,597
Derivatives:
Assets
Forward foreign currency contracts	$19,621	—	$19,621	—
Liabilities
Forward foreign currency contracts	(45,970)	—	(45,970)	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$162,336,516	$141,109,701	$21,226,815	—
Consumer discretionary	133,410,205	106,386,240	27,023,965	—
Health care	8,800,918	8,800,918	—	—

108

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Science & Technology Trust (continued)
Industrials	$6,909,843	$6,909,843	—	—
Information technology	468,634,231	433,436,155	$35,198,076	—
Materials	3,169,421	3,169,421	—	—
Exchange-traded funds	16,466,010	16,466,010	—	—
Preferred securities	1,399,218	—	—	$1,399,218
Securities lending collateral	30,180,329	30,180,329	—	—
Short-term investments	53,659,102	29,325,102	24,334,000	—
Total investments in securities	$884,965,793	$775,783,719	$107,782,856	$1,399,218

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$14,712,918	$14,710,096	—	$2,822
Consumer discretionary	62,915,827	62,893,024	$22,803	—
Consumer staples	15,822,636	15,822,636	—	—
Energy	23,254,515	23,254,515	—	—
Financials	101,601,164	101,598,833	—	2,331
Health care	98,569,208	98,567,145	—	2,063
Industrials	91,059,568	91,059,568	—	—
Information technology	74,847,191	74,847,191	—	—
Materials	22,497,678	22,494,408	—	3,270
Real estate	44,069,721	44,069,721	—	—
Utilities	21,553,261	21,553,261	—	—
Preferred securities	36,057	36,057	—	—
Rights	52,619	29,903	—	22,716
Securities lending collateral	21,047,627	21,047,627	—	—
Short-term investments	14,994,394	—	14,994,394	—
Total investments in securities	$607,034,384	$591,983,985	$15,017,197	$33,202
Derivatives:
Assets
Futures	$289,137	$289,137	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,256,360	$3,256,332	—	$28
Consumer discretionary	18,964,890	18,961,397	—	3,493
Consumer staples	4,706,737	4,706,737	—	—
Energy	7,473,692	7,473,692	—	—
Financials	30,516,056	30,514,565	—	1,491
Health care	15,972,593	15,970,690	—	1,903
Industrials	28,000,701	28,000,701	—	—
Information technology	20,306,869	20,306,869	—	—
Materials	7,267,553	7,267,553	—	—
Real estate	1,564,267	1,564,267	—	—
Utilities	194,493	194,493	—	—
Rights	5,895	5,895	—	—
Securities lending collateral	1,148,016	1,148,016	—	—
Short-term investments	1,298,254	1,298,254	—	—
Total investments in securities	$140,676,376	$140,669,461	—	$6,915

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$2,575,437	$2,575,437	—	—
Consumer discretionary	54,959,330	54,959,330	—	—
Consumer staples	6,641,449	6,641,449	—	—
Energy	2,309,682	2,309,682	—	—
Financials	18,118,030	18,118,030	—	—
Health care	84,217,147	84,217,147	—	—
Industrials	43,176,046	43,176,046	—	—
Information technology	58,286,822	57,446,190	—	$840,632

109

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Stock Trust (continued)
Materials	$7,080,753	$7,080,753	—	—
Real estate	16,771,585	16,771,585	—	—
Preferred securities	2,529,829	—	—	$2,529,829
Securities lending collateral	14,954,237	14,954,237	—	—
Short-term investments	14,800,000	—	$14,800,000	—
Total investments in securities	$326,420,347	$308,249,886	$14,800,000	$3,370,461

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$22,083,739	$22,083,739	—	—
Consumer staples	20,657,508	5,841,488	$14,816,020	—
Energy	26,753,066	26,753,066	—	—
Financials	94,275,818	94,275,818	—	—
Health care	17,654,239	17,654,239	—	—
Industrials	163,047,798	156,654,548	6,393,250	—
Information technology	38,429,474	38,429,474	—	—
Materials	32,430,453	32,430,453	—	—
Real estate	58,116,096	58,116,096	—	—
Utilities	10,045,919	10,045,919	—	—
Securities lending collateral	40,275	40,275	—	—
Short-term investments	22,000,000	—	22,000,000	—
Total investments in securities	$505,534,385	$462,325,115	$43,209,270	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$738,795,377	$572,836,524	$165,956,617	$2,236
Consumer discretionary	1,003,136,132	672,227,928	330,908,204	—
Consumer staples	772,754,124	421,088,678	351,665,446	—
Energy	479,037,387	306,699,513	172,337,874	—
Financials	1,459,960,873	879,105,356	580,853,870	1,647
Health care	1,231,157,949	892,868,424	338,288,574	951
Industrials	1,127,184,456	673,207,051	453,977,405	—
Information technology	1,512,804,159	1,318,990,484	193,813,675	—
Materials	435,243,634	208,692,562	226,549,015	2,057
Real estate	372,425,674	261,716,567	110,709,107	—
Utilities	334,425,158	223,601,322	110,823,836	—
Preferred securities
Communication services	25,769	25,769	—	—
Consumer discretionary	9,787,600	—	9,787,600	—
Consumer staples	3,827,181	—	3,827,181	—
Health care	1,604,785	—	1,604,785	—
Materials	614,502	—	614,502	—
Rights	296,929	282,835	—	14,094
Securities lending collateral	105,521,994	105,521,994	—	—
Short-term investments	262,552,307	—	262,552,307	—
Total investments in securities	$9,851,155,990	$6,536,865,007	$3,314,269,998	$20,985
Derivatives:
Assets
Futures	$2,634,566	$2,634,566	—	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$74,219,488	$74,218,363	$120	$1,005
Consumer discretionary	80,106,603	80,101,983	4,591	29
Consumer staples	54,063,088	54,063,088	—	—
Energy	40,051,063	40,050,938	—	125
Financials	102,705,747	102,705,427	—	320
Health care	97,556,790	97,546,948	—	9,842
Industrials	74,362,072	74,361,651	—	421

110

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Information technology	$157,015,350	$157,015,350	—	—
Materials	18,827,608	18,827,055	—	$553
Real estate	28,523,051	28,514,442	—	8,609
Utilities	22,889,944	22,889,944	—	—
Preferred securities	18,156	18,156	—	—
Rights	5,805	3,869	$72	1,864
Warrants	580	580	—	—
Securities lending collateral	6,305,224	6,305,224	—	—
Short-term investments	12,879,450	—	12,879,450	—
Total investments in securities	$769,530,019	$756,623,018	$12,884,233	$22,768
Derivatives:
Assets
Futures	$238,807	$238,807	—	—

Utilities Trust
Investments in securities:
Assets
Common stocks
Communication services	$47,393,481	$22,624,985	$24,768,496	—
Energy	35,448,039	35,448,039	—	—
Real estate	4,542,470	4,542,470	—	—
Utilities	164,212,696	116,347,990	47,864,706	—
Preferred securities	17,575,134	17,575,134	—	—
Securities lending collateral	6,445,741	6,445,741	—	—
Short-term investments	8,929,652	8,929,652	—	—
Total investments in securities	$284,547,213	$211,914,011	$72,633,202	—
Derivatives:
Assets
Forward foreign currency contracts	$212,293	—	$212,293	—
Liabilities
Forward foreign currency contracts	(379,292)	—	(379,292)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. In addition, securities were transferred out of Level 3 since observable market data became available.

Mid Cap Stock Trust
	Common Stock	Preferred Securities	Total
Balance as of 12-31-18	$3,422,200	$48,334,022	$51,756,222
Realized gain (loss)	249,097	403,629	652,726
Change in unrealized appreciation (depreciation)	43,773	(6,755,248)	(6,711,475)
Purchases	—	—	—
Sales	(407,376)	(11,530,374)	(11,937,750)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(95,348)	—	(95,348)
Balance as of 6-30-19	$3,212,346	$30,452,029	$33,664,375
Change in unrealized at period end*	1,213,531	1,434,917	$2,648,448

Small Cap Stock Trust
	Common Stock	Preferred Securities	Total
Balance as of 12-31-18	$745,823	$2,489,170	$3,234,993
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	94,809	40,659	135,468
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6-30-19	$840,632	$2,529,829	$3,370,461
Change in unrealized at period end*	($394,134)	$40,659	$529,601

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.

111

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the tables below:

Mid Cap Stock Trust	Fair Value at 6-30-19	Valuation Technique	Significant Unobservable Inputs	Input/Range*
Common Stocks	$3,192,884	Market Approach	EV to revenue multiple Discount	5.23x–5.2x (weighted average 3.52x) 12.5%–25% (weighted average 23.1%)

	$19,462	Market Approach	Expected future value Discount	$0.10 50%
	$3,212,346

Preferred Securities	$10,986,583	Market Approach	Prior/recent transactions OPM—Volatility	$110 40%

	$6,510,535	Market Approach	EV to revenue multiple Discount	1.60x–5.2x (weighted average 2.18x) 12.5%–17.5% (weighted average 16.69%)

	$6,713,889	Market Approach	Prior/recent transactions	$5.70

	$6,192,591	Market Approach	EV to revenue multiple Discount OPM—Volatility	2.68x–5.18x (weighted average 3.38x) 25% 20%–45% (weighted average 34.1%)

	$48,431	Market Approach	Expected future value Discount	$0.36 55%
	$30,452,029

Total	$33,664,375

Small Cap Stock Trust	Fair Value at 6-30-19	Valuation Technique	Significant Unobservable Inputs	Input/Range*
Common Stocks	$840,632	Market Approach	EV to revenue multiple Discount	3.23x 25%

Preferred Securities	$2,529,829	Market Approach	EV to revenue multiple Discount OPM—Volatility	2.68x–3.16x (weighted average 2.88x) 25% 20%–45% (weighted average 34.8%)
Total	$3,370,461

*	A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.

A change to unobservable inputs of a portfolio’s Level 3 securities as of June 30, 2019, could have resulted in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM)—Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease

Repurchase agreements.  The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by a portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolios of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolios becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized

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gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying portfolios are recorded on ex-date.

Real estate investment trusts.  The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending.  The portfolios may lend their securities to earn additional income. They receive cash or securities collateral from the borrower in an amount not less than the market value of the loaned securities. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the portfolio on the next business day. The portfolios will invest its collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the value of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2019:

Portfolio	Market value of securities on loan	Cash collateral received
500 Index Trust	$4,407,299	$4,508,300
Blue Chip Growth Trust	1,767,540	1,806,100
Capital Appreciation Trust	10,164,094	10,455,380
Capital Appreciation Value Trust	880,188	903,075
Emerging Markets Value Trust	6,191,636	5,492,657
Equity Income Trust	7,622,257	7,919,165
Global Trust	2,324,118	2,442,954
International Equity Index Trust	22,785,977	24,144,601
International Small Company Trust	8,744,429	9,398,528
International Value Trust	4,636,576	4,898,436
Lifestyle Aggressive Portfolio	235,144	240,100
Mid Cap Index Trust	21,567,791	22,106,691
Mid Cap Stock Trust	26,664,993	27,289,051
Mid Value Trust	5,770,341	5,955,645
Science & Technology Trust	29,540,584	30,177,517
Small Cap Index Trust	20,401,803	21,003,116
Small Cap Opportunities Trust	1,120,390	1,148,503
Small Cap Stock Trust	14,582,855	14,959,867
Small Cap Value Trust	38,873	40,275
Small Company Value Trust	2,106,652	2,173,808
Strategic Equity Allocation Trust	99,596,692	105,602,629
Total Stock Market Index Trust	6,147,038	6,306,781
Utilities Trust	6,149,617	6,459,719

In addition, non-cash collateral of approximately $1,023,140 in the form of U.S. Treasuries was pledged to Emerging Markets Value Trust. This non-cash collateral cannot be sold or repledged by Emerging Markets Value Trust, and accordingly, is not reflected in the portfolio’s net assets.

Foreign investing.  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Portfolios that invest internationally generally carry more risk than portfolios invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Portfolios investing in a single country or in a limited geographic region tend to be riskier than portfolios that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

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Line of credit.  The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreements, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.

The portfolios and other affiliated funds, excluding International Equity Index Trust and Real Estate Securities Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.

International Equity Index Trust, Real Estate Securities Trust and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations.

Commitment fees for the year ended June 30, 2019 were as follows:

Portfolio	Commitment Fee
500 Index Trust	$9,883
American Asset Allocation Trust	3,236
American Global Growth Trust	1,349
American Growth Trust	2,345
American Growth-Income Trust	2,586
American International Trust	1,774
Blue Chip Growth Trust	4,486
Capital Appreciation Trust	1,721
Capital Appreciation Value Trust	1,655
Emerging Markets Value Trust	1,271
Equity Income Trust	3,528
Financial Industries Trust	1,288
Fundamental All Cap Core Trust	3,768
Fundamental Large Cap Value Trust	2,056
Global Trust	1,327
Health Sciences Trust	1,489
International Equity Index Trust	5,252
International Growth Stock Trust	1,160
International Small Company Trust	1,200
International Value Trust	1,385
Lifestyle Aggressive Portfolio	1,077
Lifestyle Balanced Portfolio	2,591
Lifestyle Conservative Portfolio	1,318
Lifestyle Growth Portfolio	10,868
Lifestyle Moderate Portfolio	1,512
Mid Cap Index Trust	3,275
Mid Cap Stock Trust	2,063
Mid Value Trust	2,088
Mutual Shares Trust	1,266
Real Estate Securities Trust	3,895
Science & Technology Trust	2,348
Small Cap Index Trust	1,952
Small Cap Opportunities Trust	1,241
Small Cap Stock Trust	1,439
Small Cap Value Trust	1,819
Small Company Value Trust	1,211
Strategic Equity Allocation Trust	16,577
Total Stock Market Index Trust	2,216
Utilities Trust	1,456

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolios’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes.  Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of December 31, 2018, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. Availability of a certain amount of the capital loss carryforwards that were acquired in mergers may be limited in a given year. The following table details the capital loss carryforwards available as of December 31, 2018:

	No Expiration Date
Portfolio	Short Term	Long Term
Emerging Markets Value Trust	$3,057,352	$42,210,451
International Equity Index Trust	2,007,335	2,734,166
International Value Trust	4,571,421	—

As of December 31, 2018, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

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The cost of investments owned on June 30, 2019, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$2,930,823,003	$2,869,714,956	($98,668,633)	$2,771,046,323
American Asset Allocation Trust	1,120,243,239	264,368,504	—	264,368,504
American Global Growth Trust	193,662,232	18,065,385	—	18,065,385
American Growth Trust	808,829,468	29,859,894	—	29,859,894
American Growth-Income Trust	940,052,494	51,083,368	—	51,083,368
American International Trust	475,696,826	693,929	—	693,929
Blue Chip Growth Trust	1,373,691,971	771,526,115	(12,304,768)	759,221,347
Capital Appreciation Trust	415,901,143	115,976,704	(6,618,773)	109,357,931
Capital Appreciation Value Trust	354,698,134	55,261,949	(3,391,524)	51,870,425
Emerging Markets Value Trust	234,297,041	29,861,847	(40,454,857)	(10,593,010)
Equity Income Trust	1,353,570,227	319,420,523	(63,063,072)	256,357,451
Financial Industries Trust	145,972,299	22,997,369	(3,770,756)	19,226,613
Fundamental All Cap Core Trust	1,402,734,246	418,613,235	(52,044,795)	366,568,440
Fundamental Large Cap Value Trust	545,315,619	140,898,448	(18,649,290)	122,249,158
Global Trust	202,822,165	13,936,967	(27,725,072)	(13,788,105)
Health Sciences Trust	226,105,412	85,010,945	(11,028,017)	73,982,928
International Equity Index Trust	627,207,794	232,135,173	(75,914,739)	156,220,434
International Growth Stock Trust	60,512,428	4,337,795	(1,093,664)	3,244,131
International Small Company Trust	124,994,093	19,407,022	(28,031,003)	(8,623,981)
International Value Trust	330,174,935	12,697,255	(34,928,095)	(22,230,840)
Lifestyle Aggressive Portfolio	30,755,556	3,187,079	(40,284)	3,146,795
Lifestyle Balanced Portfolio	911,536,986	81,175,472	—	81,175,472
Lifestyle Conservative Portfolio	176,781,716	3,928,911	—	3,928,911
Lifestyle Growth Portfolio	5,530,241,824	690,212,298	(47,138)	690,165,160
Lifestyle Moderate Portfolio	294,138,428	20,411,403	—	20,411,403
Mid Cap Index Trust	1,239,958,687	325,062,344	(107,945,161)	217,117,183
Mid Cap Stock Trust	646,865,678	195,861,791	(24,209,838)	171,651,953
Mid Value Trust	648,193,822	89,914,307	(55,383,427)	34,530,880
Mutual Shares Trust	140,684,132	22,806,141	(11,048,582)	11,757,559
Real Estate Securities Trust	321,764,268	27,894,906	(1,913,168)	25,981,738
Science & Technology Trust	782,710,338	120,145,186	(17,889,731)	102,255,455
Small Cap Index Trust	506,197,798	156,700,553	(55,574,830)	101,125,723
Small Cap Opportunities Trust	127,616,200	31,965,218	(18,905,042)	13,060,176
Small Cap Stock Trust	290,250,444	49,521,700	(13,351,797)	36,169,903
Small Cap Value Trust	438,757,495	93,594,854	(26,817,964)	66,776,890
Small Company Value Trust	125,843,608	35,268,657	(7,871,760)	27,396,897
Strategic Equity Allocation Trust	6,265,673,784	3,953,437,201	(365,320,429)	3,588,116,772
Total Stock Market Index Trust	402,954,016	397,104,053	(30,289,243)	366,814,810
Utilities Trust	241,294,253	54,646,683	(11,560,722)	43,085,961

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, foreign capital gain taxes paid, wash sale loss deferrals, and investments in passive foreign investment companies.

3.  DERIVATIVE INSTRUMENTS The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolio attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the

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agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying Portfolio of Investments, or if cash is posted, on the Statements of assets and liabilities. A portfolio’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Collateral or margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolio for exchange-traded transactions, if any, are identified in the Portfolios of investments.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects a portfolio to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a portfolio to unlimited risk of loss.

Upon entering into a futures contract, a portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by a portfolio. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the portfolios used futures contracts during the six months ended June 30, 2019. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional range
500 Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the portfolio.	$153.2 million to $181.8 million
Emerging Markets Value Trust	As a substitute for securities purchased.	$1.5 million to $4.1 million
Equity Income Trust	As a substitute for securities purchased.	Up to $3.2 million
International Equity Index Trust	To gain exposure to certain securities and substitute for securities purchased.	$14.4 million to $21.1 million
International Small Company Trust	As a substitute for securities purchased.	$343,000 to $962,000
Mid Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the portfolio.	$17.8 million to $54.9 million
Small Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the portfolio.	$15.8 million to $21.6 million
Strategic Equity Allocation Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the portfolio.	$266.1 million to $373.1 million
Total Stock Market Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, substitute for securities purchased and maintain diversity of the portfolio.	$9.7 million to $14.7 million

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor a portfolio thereby reducing the portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2019. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional range
Financial Industries Trust	To manage against anticipated changes in currency exchange rates.	$12.5 million to $20.9 million
Mutual Shares Trust	To manage against anticipated changes in currency exchange rates and to maintain diversity of the portfolio.	$8.9 million to $13.6 million
Utilities Trust	To manage against anticipated changes in currency exchange rates.	$41.2 million to $62.7 million

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Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by a portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, a portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a portfolio.

The following table details how the portfolios used purchase options contracts during the six months ended June 30, 2019. In addition, the table summarizes the range of market values for purchased options contracts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	Market Value
Capital Appreciation Value Trust	To manage against anticipated changes in securities markets.	Up to $103,000

The following table details how the portfolios used written options contracts during the six months ended June 30, 2019. In addition, the table summarizes the range of market values for written options contracts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	Market Value Range
Capital Appreciation Value Trust	To manage against anticipated changes in securities markets.	$1.4 million to $3.3 million

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2019 by risk category:

Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin	Futures†	$2,232,357	—
				$2,232,357	—
Capital Appreciation Value Trust	Equity	Unaffiliated investments, at value*	Purchased options	$74,450	—
	Equity	Written options, at value	Written options	—	($3,321,028)
				$74,450	($3,321,028)
Emerging Markets Value Trust	Equity	Receivable/payable for futures variation margin	Futures†	$41,472	—
				$41,472	—
Equity Income Trust	Equity	Receivable/payable for futures variation margin	Futures†	—	($18,156)
				—	($18,156)
Financial Industries Trust	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$20,723	($86,347)
				$20,723	($86,347)
International Equity Index Trust	Equity	Receivable/payable for futures variation margin	Futures†	$566,096	($7,773)
				$566,096	($7,773)
International Small Company Trust	Equity	Receivable/payable for futures variation margin	Futures†	$18,663	—
				18,663	—
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin	Futures†	$558,295	—
				$558,295	—
Mutual Shares Trust	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$19,621	($45,970)
				$19,621	($45,970)
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin	Futures†	$289,137	—
				$289,137	—
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin	Futures†	$2,634,566	—
				$2,634,566	—
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin	Futures†	$238,807	—
				$238,807	—
Utilities Trust	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$212,293	($379,292)
				$212,293	($379,292)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.

*	Purchased options are included in the Portfolio of investments.

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DERIVATIVE INSTRUMENTS, CONTINUED

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2019:

	Statements of operations Location—Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	$16,176,224	—	—	$16,176,224
	Total	$16,176,224	—	—	$16,176,224
Capital Appreciation Value Trust	Equity	—	—	$1,335,712	$1,335,712
	Total	—	—	$1,335,712	$1,335,712
Emerging Market Value Trust	Equity	$215,856	—	—	$215,856
	Total	$215,856	—	—	$215,856
Financial Industries Trust	Foreign currency	—	$243,626	—	$243,626
	Total	—	$243,626	—	$243,626
International Equity Index Trust	Equity	$545,457	—	—	$545,457
	Total	$545,457	—	—	$545,457
International Small Company Trust	Equity	$24,568	—	—	$24,568
	Total	$24,568	—	—	$24,568
Mid Cap Index Trust	Equity	$6,649,354	—	—	$6,649,354
	Total	$6,649,354	—	—	$6,649,354
Mutual Shares Trust	Foreign currency	—	$284,136	—	$284,136
	Total	—	$284,136	—	$284,136
Small Cap Index Trust	Equity	$1,487,234	—	—	$1,487,234
	Total	$1,487,234	—	—	$1,487,234
Strategic Equity Allocation Trust	Equity	$26,148,509	$249,812	—	$26,398,321
	Total	$26,148,509	$249,812	—	$26,398,321
Total Stock Market Index Trust	Equity	$1,983,302	—	—	$1,983,302
	Total	$1,983,302	—	—	$1,983,302
Utilities Trust	Foreign currency	—	$1,308,359	—	$1,308,359
	Total	—	$1,308,359	—	$1,308,359

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2019:

	Statements of operations Location—Change in unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions1	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	—	$11,905,519	—	—	$11,905,519
	Total	—	$11,905,519	—	—	$11,905,519
Capital Appreciation Value Trust	Equity	$40,549	—	—	($2,175,191)	($2,134,642)
	Total	$40,549	—	—	($2,175,191)	($2,134,642)
Emerging Markets Value Trust	Equity	—	$57,572	—	—	$57,572
	Total	—	$57,572	—	—	$57,572
Equity Income Trust	Equity	—	($18,156)	—	—	($18,156)
	Total	—	($18,156)	—	—	($18,156)
Financial Industries Trust	Foreign currency	—	—	$24,020	—	$24,020
	Total	—	—	$24,020	—	$24,020
International Equity Index Trust	Equity	—	$813,103	—	—	$813,103
	Total	—	$813,103	—	—	$813,103
International Small Company Trust	Equity	—	$30,422	—	—	$30,422
	Total	—	$30,422	—	—	$30,422
Mid Cap Index Trust	Equity	—	$1,550,443	—	—	$1,550,443
	Total	—	$1,550,443	—	—	$1,550,443
Mutual Shares Trust	Foreign currency	—	—	($83,459)	—	($83,459)
	Total	—	—	($83,459)	—	($83,459)
Small Cap Index Trust	Equity	—	$759,615	—	—	$759,615
	Total	—	$759,615	—	—	$759,615
Strategic Equity Allocation Trust	Equity	—	$16,374,267	—	—	$16,374,267
	Total	—	16,374,267	—	—	$16,374,267
Total Stock Market Index Trust	Equity	—	$744,351	—	—	$744,351
	Total	—	$744,351	—	—	$744,351
Utilities Trust	Foreign currency	—	—	($1,109,895)	—	($1,109,895)
	Total	—	—	($1,109,895)	—	($1,109,895)

1	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.

118

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee.  Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted below. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. Prior to June 28, 2019, John Hancock Investment Management LLC was known as John Hancock Advisers, LLC and John Hancock Investment Management Distributors LLC was known as John Hancock Funds, LLC. The annual rate for each portfolio is as follows:

•	500 Index Trust — a) 0.470% of the first $500 million of average net assets and b) 0.460% of the excess over $500 million of average net assets.

•	Blue Chip Growth Trust — a) 0.825% of the first $500 million of aggregate net assets; b) 0.800% of aggregate net assets between $500 million and $1 billion; c) 0.750% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets.

•	Capital Appreciation Trust — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of aggregate net assets between $300 million and $500 million; c) 0.700% of the aggregate net assets between $500 million and $1 billion; and d) 0.670% of the excess over $1 billion of aggregate net assets.

•	Capital Appreciation Value Trust — If net aggregate assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceeds $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceeds $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceeds $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.

•	Emerging Markets Value Trust — a) 1.000% of the first $100 million of aggregate net assets and b) 0.950% of the excess over $100 million of aggregate net assets.

•	Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets e) 0.725% of the next $500 million of aggregate net assets and f) 0.700% of the excess over $1.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.

•	Financial Industries Trust — Aggregate net assets are net assets of the portfolio and John Hancock Financial Industries Fund, a series of John Hancock Investment Trust II. The management fee is a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.

•	Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets and b) 0.650% of the excess over $2.5 billion of aggregate net assets.

•	Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of aggregate net assets; b) 0.650% of aggregate net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of aggregate net assets.

•	Global Trust — Aggregate net assets are the net assets of the portfolio, International Value Trust, Mutual Shares Trust, JHF II International Value Fund and JHF II International Small Cap Fund. The management fees is: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets.

•	Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of aggregate net assets between $500 million and $750 million; and c) 0.950% of the excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the management fee is 0.950% on all net assets.

•	International Equity Index Trust — a) 0.550% of the first $100 million of average net assets and b) 0.530% of the excess over $100 million of average net assets.

•	International Growth Stock Trust — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of aggregate net assets between $250 million and $750 million; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Company Trust — 0.950% of aggregate net assets.

•	International Value Trust — Aggregate net assets are the net assets of the portfolio, Global Trust, Mutual Shares Trust, JHF II International Small Cap Fund and JHF II International Value Fund. The management fee is: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of aggregate net assets between $150 million and $300 million; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the management fee rate is 0.800% of aggregate net assets.

•	Lifestyle Portfolios — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated fund assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated fund assets is: a) 0.050% of the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion in aggregate net assets.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

•	Mid Cap Index Trust and Small Cap Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.

•	Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Value Trust — a) 1.050% of the first $20 million of aggregate net assets; and b) 0.950% of the excess over $20 million of aggregate net assets. When aggregate net assets exceed $50 million on any day, the management fee for that day is 0.950% of all assets of the portfolio.

•	Mutual Shares Trust — a) 0.960% of the first $750 million of average net assets; and b) 0.920% of the excess over $750 million of average net assets. When average net assets for the Mutual Shares Trust exceed $750 million, the management fee is 0.92% on all net assets.

•	Real Estate Securities Trust — 0.700% of aggregate net assets.

•	Science & Technology Trust and Small Company Value Trust — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Opportunities Trust — Aggregate net assets are the net assets of the portfolio and the JHF II New Opportunities Fund. The management fee is: a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.

•	Small Cap Stock Trust — a) 1.050% of the first $50 million of aggregate net assets and b) 1.000% of the excess over $50 million of aggregate net assets.

•	Small Cap Value Trust — a) 1.030% of the first $100 million of aggregate net assets; and b) 0.980% of the excess over $100 million of aggregate net assets.

•	Strategic Equity Allocation Trust — Aggregate net assets are the net assets of the portfolio, JHF II Strategic Equity Allocation Fund, JHF II U.S. Strategic Equity Allocation Fund, and JHF II International Strategic Equity Allocation Fund. The management fee is: a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets.

•	Total Stock Market Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.

•	Utilities Trust — a) 0.825% of the first $600 million of average net assets; b) 0.800% of average net assets between $600 million and $900 million; c) 0.775% of average net assets between $900 million and $1.5 billion; and d) 0.700% of the excess over $1.5 billion of average net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following managers:

Portfolios	Subadvisor
Science & Technology Trust	Allianz Global Investors U.S. LLC; T. Rowe Price Associates, Inc.
Real Estate Securities Trust	DWS Investment Management Americas, Inc./RREEF America LLC
Emerging Markets Value Trust	Dimensional Fund Advisors LP
International Small Company Trust
Small Cap Opportunities Trust	Dimensional Fund Advisors LP and GW&K Investment Management, LLC
Mutual Shares Trust	Franklin Mutual Advisers, LLC
International Growth Stock Trust	Invesco Advisers, Inc.
Capital Appreciation Trust	Jennison Associates LLC
Lifestyle Aggressive Portfolio	Manulife Investment Management (US) LLC[1,2]
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Financial Industries Trust	Manulife Investment Management (US) LLC[1,2]
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Strategic Equity Allocation Trust
500 Index Trust	Manulife Investment Management (North America) Limited[1,3]
Mid Cap Index Trust
Small Cap Index Trust
Total Stock Market Index Trust
Utilities Trust	Massachusetts Financial Services Company
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust	T. Rowe Price Associates, Inc.
Capital Appreciation Value Trust
Equity Income Trust
Health Sciences Trust
Mid Value Trust

120

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolios	Subadvisor
Small Company Value Trust
Global Trust	Templeton Global Advisors Limited
International Value Trust	Templeton Investment Counsel, LLC
Mid Cap Stock Trust	Wellington Management Company LLP
Small Cap Stock Trust
Small Cap Value Trust

1	An affiliate of the Advisor.

2	Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC.

3	Prior to May 7, 2019, Manulife Investment Management (North America) Limited was known as John Hancock Asset Management a division of Manulife Asset Management (North America) Limited.

The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Emerging Markets Value Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Trust	0.25%
Health Sciences Trust	0.20%
International Growth Stock Trust	0.25%
International Small Company Trust	0.25%
International Value Trust	0.25%
Mid Cap Index Trust	0.08%
Mid Cap Stock Trust	0.20%
Mid Value Trust	0.20%
Mutual Shares Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%
Utilities Trust	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex, including certain of the portfolios presented in this report (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2019, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude Rule 12b-1 fees, taxes, short dividends, interest expense, acquired fund fees, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2020, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2020, and may terminate at any time thereafter.

The Advisor has contractually agreed to waive its management fee for Global Trust and Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolios’ average daily net assets. The expense reimbursements will remain in effect until April 30, 2020, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.

The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2020, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust (the portion of the portfolio’s net assets managed by T. Rowe Price) and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.

The Advisor has voluntarily agreed to waive its management fee for Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio’s average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.

The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.

The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.

The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by DWS Investment Management Americas, Inc. The management fee is reduced by the same amount as the subadvisory fee reduction. This waiver impacts Real Estate Securities Trust and may be terminated at any time by the Advisor.

The Advisor has voluntarily agreed to waive its management fee by 0.07% of the portfolio’s average daily net assets of Total Stock Market Index Trust. This waiver may be terminated at any time by the Advisor.

The Adviser has voluntarily agreed to waive its management fee for Science & Technology Trust by 0.05% of the portfolio’s aggregate net assets between and including $250,000,001 and $500,000,000 that are managed by Allianz Global Investors U.S. LLC.

For the six months ended June 30, 2019, the waivers under these agreements amounted to:

Expense Reimbursement by Class

Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$4,190,216	$88,497	—	$2,389,311	$6,668,024
American Asset Allocation Trust	10,234	35,373	$4,395	—	50,002
American Global Growth Trust	784	5,658	1,061	—	7,503
American Growth Trust	4,808	22,272	3,232	—	30,312
American Growth-Income Trust	9,451	18,913	7,307	—	35,671
American International Trust	4,445	11,429	1,342	—	17,216
Blue Chip Growth Trust	54,681	22,749	—	276,432	353,862
Capital Appreciation Trust	6,788	2,290	—	10,834	19,912
Capital Appreciation Value Trust	1,043	55,292	—	21,073	77,408
Emerging Markets Value Trust	236	1,313	—	6,594	8,143
Equity Income Trust	33,640	17,551	—	180,050	231,241
Financial Industries Trust	4,647	576	—	995	6,218
Fundamental All Cap Core Trust	4,794	1,732	—	56,172	62,698
Fundamental Large Cap Value Trust	20,823	8,426	—	4,467	33,716
Global Trust	27,535	7,475	—	9,341	44,351
Health Sciences Trust	32,239	21,044	—	35,274	88,557
International Equity Index Trust	488,891	19,199	—	494,418	1,002,508
International Growth Stock Trust	2,848	15,885	—	42,694	61,427
International Small Company Trust	977	537	—	2,760	4,274
International Value Trust	3,150	1,876	—	6,290	11,316
Lifestyle Aggressive Portfolio	2,903	14,573	—	10,820	28,296
Lifestyle Balanced Portfolio	836	20,754	—	2,413	24,003
Lifestyle Conservative Portfolio	1,604	21,438	—	579	23,621
Lifestyle Growth Portfolio	5,441	137,787	—	9,074	152,302
Lifestyle Moderate Portfolio	672	16,578	—	1,539	18,789
Mid Cap Index Trust	605,821	38,253	—	109,468	753,542
Mid Cap Stock Trust	6,073	3,117	—	18,507	27,697
Mid Value Trust	65,683	13,140	—	96,647	175,470
Mutual Shares Trust	5,569	—	—	—	5,569
Real Estate Securities Trust	2,534	1,409	—	8,363	12,306
Science & Technology Trust	156,972	12,610	—	17,143	186,725
Small Cap Index Trust	117,138	10,063	—	39,764	166,965
Small Cap Opportunities Trust	74,938	29,054	—	23,557	127,549

122

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Series I	Series II	Series III	Series NAV	Total
Small Cap Stock Trust	$3,526	$1,215	—	$6,028	$10,769
Small Cap Value Trust	8,070	974	—	9,471	18,515
Small Company Value Trust	16,674	13,584	—	13,553	43,811
Strategic Equity Allocation Trust	—	—	—	6,357,901	6,357,901
Total Stock Market Index Trust	206,529	15,509	—	59,905	281,943
Utilities Trust	8,077	491	—	1,147	9,715

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2019, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
500 Index Trust	0.21%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.72%
Capital Appreciation Trust	0.70%
Capital Appreciation Value Trust	0.78%
Emerging Markets Value Trust	0.95%
Equity Income Trust	0.67%
Financial Industries Trust	0.76%
Fundamental All Cap Core Trust	0.67%
Fundamental Large Cap Value Trust	0.67%
Global Trust	0.79%
Health Sciences Trust	0.98%
International Equity Index Trust	0.26%
International Growth Stock Trust	0.64%
International Small Company Trust	0.94%
International Value Trust	0.79%
Lifestyle Aggressive Portfolio	0.00%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.02%
Lifestyle Growth Portfolio	0.04%
Lifestyle Moderate Portfolio	0.03%
Mid Cap Index Trust	0.36%
Mid Cap Stock Trust	0.83%
Mid Value Trust	0.90%
Mutual Shares Trust	0.95%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.98%
Small Cap Index Trust	0.42%
Small Cap Opportunities Trust	0.81%
Small Cap Stock Trust	1.00%
Small Cap Value Trust	0.98%
Small Company Value Trust	0.99%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.40%
Utilities Trust	0.82%

*	The JHVIT Feeder Funds do not incur investment advisory fees. For more information on these portfolios, see Note 1.

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2019 amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Series I, Series II, and Series III shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.

For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:

Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%

Distribution and service fees for the six months ended June 30, 2019 were:

Distribution and service fees by Class

Portfolio	Series I	Series II	Series III	Total
500 Index Trust	$845,184	$89,313	—	$934,497
American Asset Allocation Trust	838,400	3,624,841	$150,109	4,613,350
American Global Growth Trust	64,125	579,670	36,215	680,010
American Growth Trust	393,912	2,281,829	110,381	2,786,122
American Growth-Income Trust	774,428	1,937,773	249,554	2,961,755
American International Trust	364,743	1,170,568	45,816	1,581,127
Blue Chip Growth Trust	79,774	166,027	—	245,801
Capital Appreciation Trust	46,311	78,181	—	124,492
Capital Appreciation Value Trust	1,293	344,369	—	345,662

123

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Series I	Series II	Series III	Total
Emerging Markets Value Trust	$1,615	$44,866	—	$46,481
Equity Income Trust	56,502	147,360	—	203,862
Financial Industries Trust	31,737	19,653	—	51,390
Fundamental All Cap Core Trust	32,766	59,149	—	91,915
Fundamental Large Cap Value Trust	100,852	204,014	—	304,866
Global Trust	30,020	40,788	—	70,808
Health Sciences Trust	26,584	86,797	—	113,381
International Equity Index Trust	89,684	17,626	—	107,310
International Growth Stock Trust	726	19,861	—	20,587
International Small Company Trust	6,669	18,356	—	25,025
International Value Trust	21,526	64,080	—	85,606
Lifestyle Aggressive Portfolio	877	21,969	—	22,846
Lifestyle Balanced Portfolio	8,365	1,037,732	—	1,046,097
Lifestyle Conservative Portfolio	3,056	205,092	—	208,148
Lifestyle Growth Portfolio	54,403	6,889,514	—	6,943,917
Lifestyle Moderate Portfolio	2,659	327,289	—	329,948
Mid Cap Index Trust	282,277	89,140	—	371,417
Mid Cap Stock Trust	41,441	106,362	—	147,803
Mid Value Trust	62,893	62,907	—	125,800
Mutual Shares Trust	38,039	—	—	38,039
Real Estate Securities Trust	17,313	48,117	—	65,430
Science & Technology Trust	172,452	69,305	—	241,757
Small Cap Index Trust	102,162	43,907	—	146,069
Small Cap Opportunities Trust	20,335	39,421	—	59,756
Small Cap Stock Trust	24,049	41,445	—	65,494
Small Cap Value Trust	55,137	33,245	—	88,382
Small Company Value Trust	13,629	55,512	—	69,141
Total Stock Market Index Trust	133,600	50,175	—	183,775
Utilities Trust	55,158	16,798	—	71,956

The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.02% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively.

For the six months ended June 30, 2019, the waivers under these agreements amounted to:

Portfolio	Series II
American Asset Allocation Trust	$289,987
American Global Growth Trust	61,831
American Growth Trust	273,820
American Growth-Income Trust	180,859
American International Trust	31,215

Trustee expenses.  The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolios based on their net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program.  Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other portfolios advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated portfolios. Interest expense is included in Other expenses on the Statement of operations. The portfolios’ activity in this program during the period for which loans were outstanding were as follows:

Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Emerging Markets Value Trust	Borrower	$6,880,036	8	2.338%	($3,575)
International Small Company Trust	Borrower	10,331,516	8	2.361%	(5,421)
500 Index Trust	Lender	4,496,156	4	2.352%	1,175
Blue Chip Growth Trust	Lender	3,228,669	2	2.358%	423
Capital Appreciation Trust	Lender	2,028,835	4	2.352%	530
Capital Appreciation Value Trust	Lender	15,152,601	4	2.351%	3,958
Equity Income Trust	Lender	11,143,151	2	2.352%	1,456
Fundamental All Cap Core Trust	Lender	1,153,950	1	2.350%	75
Health Sciences Trust	Lender	2,310,669	2	2.354%	302
International Equity Index Trust	Lender	4,301,515	4	2.341%	1,119
Mid Cap Index Trust	Lender	5,845,121	2	2.351%	764
Mid Cap Stock Trust	Lender	11,080,579	1	2.340%	720
Mid Value Trust	Lender	6,120,160	7	2.347%	2,793
Science & Technology Trust	Lender	4,126,043	2	2.353%	539
Small Cap Index Trust	Lender	6,495,436	3	2.350%	1,272
Small Cap Stock Trust	Lender	2,692,655	1	2.340%	175
Small Cap Value Trust	Lender	10,854,177	1	2.340%	706
Small Company Value Trust	Lender	1,700,000	3	2.355%	334
Strategic Equity Allocation Trust	Lender	6,559,224	2	2.353%	858
Total Stock Market Index Trust	Lender	6,782,851	4	2.357%	1,776

124

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in Portfolios shares for the six months ended June 30, 2019 and for the year ended December 31, 2018 were as follows:

500 Index Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,930,059	$98,234,826	6,749,464	$225,010,040
Distributions reinvested	—	—	2,915,440	96,446,931
Repurchased	(2,540,631)	(84,919,924)	(5,496,583)	(178,389,660)
Net increase	389,428	$13,314,902	4,168,321	$143,067,311
Series II shares
Sold	80,978	$2,672,755	268,835	$8,937,560
Distributions reinvested	—	—	59,298	1,967,758
Repurchased	(226,346)	(7,614,118)	(405,150)	(13,295,655)
Net decrease	(145,368)	($4,941,363)	(77,017)	($2,390,337)
Series NAV shares
Sold	2,429,652	$79,974,661	3,315,048	$110,885,877
Distributions reinvested	—	—	1,686,229	55,749,686
Repurchased	(2,721,030)	(91,893,014)	(6,023,142)	(202,334,344)
Net decrease	(291,378)	($11,918,353)	(1,021,865)	($35,698,781)
Total net increase (decrease)	(47,318)	($3,544,814)	3,069,439	$104,978,193

American Asset Allocation Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	662,447	$8,517,941	892,848	$12,194,536
Distributions reinvested	—	—	2,880,974	37,094,123
Repurchased	(649,787)	(8,260,755)	(1,484,325)	(20,162,437)
Net increase	12,660	$257,186	2,289,497	$29,126,222
Series II shares
Sold	34,306	$437,764	33,758	$420,958
Distributions reinvested	—	—	10,546,974	135,931,134
Repurchased	(5,528,028)	(70,863,991)	(11,553,472)	(160,227,764)
Net decrease	(5,493,722)	($70,426,227)	(972,740)	($23,875,672)
Series III shares
Sold	7,756	$95,969	—	—
Distributions reinvested	—	—	1,343,743	$17,307,702
Repurchased	(709,125)	(9,063,766)	(1,349,612)	(18,896,480)
Net decrease	(701,369)	($8,967,797)	(5,869)	($1,588,778)
Total net increase (decrease)	(6,182,431)	($79,136,838)	1,310,888	$3,661,772

American Global Growth Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	269,343	$4,088,084	263,957	$4,273,820
Distributions reinvested	—	—	83,289	1,304,551
Repurchased	(116,247)	(1,786,370)	(260,368)	(4,086,389)
Net increase	153,096	$2,301,714	86,878	$1,491,982
Series II shares
Sold	22,439	$356,447	455,460	$6,594,287
Distributions reinvested	—	—	669,536	10,470,770
Repurchased	(938,911)	(14,567,439)	(2,078,226)	(33,653,001)
Net decrease	(916,472)	($14,210,992)	(953,230)	($16,587,944)
Series III shares
Sold	35	$574	129,215	$1,863,265
Distributions reinvested	—	—	129,183	2,004,048
Repurchased	(213,374)	(3,359,529)	(268,502)	(4,356,367)
Net decrease	(213,339)	($3,358,955)	(10,104)	($489,054)
Total net decrease	(976,715)	($15,268,233)	(876,456)	($15,585,016)

American Growth Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	151,177	$2,826,220	544,575	$10,968,772
Distributions reinvested	—	—	1,300,347	24,448,793
Repurchased	(354,284)	(6,476,986)	(984,625)	(19,525,899)
Net increase (decrease)	(203,107)	($3,650,766)	860,297	$15,891,666
Series II shares
Sold	26,326	$485,161	1,171,915	$19,278,951
Distributions reinvested	—	—	6,300,112	117,644,443
Repurchased	(2,909,882)	(53,598,155)	(6,870,229)	(140,025,338)
Net increase (decrease)	(2,883,556)	($53,112,994)	601,798	($3,101,944)
Series III shares
Sold	4,879	$93,577	187,439	$3,083,528
Distributions reinvested	—	—	923,598	17,250,396
Repurchased	(430,524)	(7,928,960)	(909,117)	(18,633,728)
Net increase (decrease)	(425,645)	($7,835,383)	201,920	$1,700,196
Total net increase (decrease)	(3,512,308)	($64,599,143)	1,664,015	$14,489,918

125

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

American Growth-Income Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	251,575	$4,165,517	1,002,641	$18,274,713
Distributions reinvested	—	—	2,178,487	36,528,322
Repurchased	(833,127)	(13,826,040)	(2,801,498)	(50,377,448)
Net increase (decrease)	(581,552)	($9,660,523)	379,630	$4,425,587
Series II shares
Sold	—	—	943,415	$14,165,384
Distributions reinvested	—	—	4,438,289	74,188,273
Repurchased	(2,746,662)	(45,649,439)	(6,219,530)	(111,345,656)
Net decrease	(2,746,662)	($45,649,439)	(837,826)	($22,991,999)
Series III shares
Sold	—	—	360,605	$5,405,357
Distributions reinvested	—	—	1,743,688	29,153,712
Repurchased	(1,013,646)	(16,908,673)	(2,076,894)	(37,255,439)
Net increase (decrease)	(1,013,646)	($16,908,673)	27,399	($2,696,370)
Total net decrease	(4,341,860)	($72,218,635)	(430,797)	($21,262,782)

American International Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	832,939	$16,234,771	2,814,858	$59,567,705
Distributions reinvested	—	—	460,352	8,815,800
Repurchased	(1,502,937)	(29,173,335)	(2,529,194)	(53,099,242)
Net increase (decrease)	(669,998)	($12,938,564)	746,016	$15,284,263
Series II shares
Sold	129,097	$2,599,855	1,140,707	$22,725,709
Distributions reinvested	—	—	1,138,743	21,863,260
Repurchased	(1,464,982)	(28,561,192)	(2,695,607)	(57,452,459)
Net decrease	(1,335,885)	($25,961,337)	(416,157)	($12,863,490)
Series III shares
Sold	15,812	$319,230	146,435	$2,893,766
Distributions reinvested	—	—	143,125	2,724,207
Repurchased	(163,202)	(3,180,762)	(283,135)	(6,008,174)
Net increase (decrease)	(147,390)	($2,861,532)	6,425	($390,201)
Total net increase (decrease)	(2,153,273)	($41,761,433)	336,284	$2,030,572

Blue Chip Growth Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	48,869	$1,706,547	96,322	$3,363,393
Distributions reinvested	—	—	1,282,433	45,000,576
Repurchased	(604,378)	(21,570,919)	(1,293,826)	(46,772,966)
Net increase (decrease)	(555,509)	($19,864,372)	84,929	$1,591,003
Series II shares
Sold	50,409	$1,632,689	330,386	$11,411,257
Distributions reinvested	—	—	550,438	18,775,426
Repurchased	(444,879)	(15,280,719)	(676,728)	(24,298,419)
Net increase (decrease)	(394,470)	($13,648,030)	204,096	$5,888,264
Series NAV shares
Sold	716,189	$25,816,663	13,081,532	$467,815,636
Distributions reinvested	—	—	5,140,232	180,422,157
Repurchased	(4,956,089)	(173,669,746)	(7,832,799)	(293,973,558)
Net increase (decrease)	(4,239,900)	($147,853,083)	10,388,965	$354,264,235
Total net increase (decrease)	(5,189,879)	($181,365,485)	10,677,990	$361,743,502

Capital Appreciation Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	5,339	$74,089	330,794	$4,965,008
Distributions reinvested	—	—	2,478,428	34,533,277
Repurchased	(985,967)	(13,628,798)	(1,982,573)	(29,224,329)
Net increase (decrease)	(980,628)	($13,554,709)	826,649	$10,273,956
Series II shares
Sold	61,746	$843,192	377,906	$5,790,239
Distributions reinvested	—	—	919,102	12,302,517
Repurchased	(568,436)	(7,559,638)	(968,823)	(14,085,136)
Net increase (decrease)	(506,690)	($6,716,446)	328,185	$4,007,620
Series NAV shares
Sold	642,139	$8,915,612	975,357	$15,046,902
Distributions reinvested	—	—	9,632,043	134,623,861
Repurchased	(5,899,058)	(83,884,731)	(41,780,791)	(593,429,086)
Net decrease	(5,256,919)	($74,969,119)	(31,173,391)	($443,758,323)
Total net decrease	(6,744,237)	($95,240,274)	(30,018,557)	($429,476,747)

126

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Capital Appreciation Value Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	277,353	$3,367,586	22,428	$267,849
Distributions reinvested	—	—	30,405	353,881
Repurchased	(30,422)	(375,205)	(63,795)	(769,159)
Net increase (decrease)	246,931	$2,992,381	(10,962)	($147,429)
Series II shares
Sold	64,592	$760,619	26,474	$312,984
Distributions reinvested	—	—	2,306,337	26,736,704
Repurchased	(1,622,243)	(19,579,730)	(4,017,989)	(47,110,792)
Net decrease	(1,557,651)	($18,819,111)	(1,685,178)	($20,061,104)
Series NAV shares
Sold	1,156,149	$13,772,592	844,530	$9,937,849
Distributions reinvested	—	—	774,479	8,985,497
Repurchased	(413,350)	(5,017,973)	(1,012,037)	(11,852,502)
Net increase	742,799	$8,754,619	606,972	$7,070,844
Total net decrease	(567,921)	($7,072,111)	(1,089,168)	($13,137,689)

Emerging Markets Value Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	43,501	$413,086	159,370	$1,667,638
Distributions reinvested	—	—	21,871	203,834
Repurchased	(203,075)	(1,904,805)	(172,165)	(1,829,125)
Net increase (decrease)	(159,574)	($1,491,719)	9,076	$42,347
Series II shares
Sold	142,672	$1,365,876	266,488	$2,830,459
Distributions reinvested	—	—	104,033	972,210
Repurchased	(252,182)	(2,380,834)	(953,028)	(9,637,608)
Net decrease	(109,510)	($1,014,958)	(582,507)	($5,834,939)
Series NAV shares
Sold	2,151,340	$20,451,385	5,418,556	$54,789,550
Distributions reinvested	—	—	1,374,608	12,956,345
Repurchased	(2,199,846)	(20,364,208)	(56,209,121)	(522,616,666)
Net increase (decrease)	(48,506)	$87,177	(49,415,957)	($454,870,771)
Total net decrease	(317,590)	($2,419,500)	(49,989,388)	($460,663,363)

Equity Income Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	15,303	$233,508	32,408	$550,809
Distributions reinvested	—	—	2,257,251	35,387,946
Repurchased	(1,259,038)	(18,954,255)	(2,332,594)	(39,278,451)
Net decrease	(1,243,735)	($18,720,747)	(42,935)	($3,339,696)
Series II shares
Sold	40,195	$607,105	112,430	$1,678,077
Distributions reinvested	—	—	1,145,848	17,867,247
Repurchased	(537,329)	(8,119,454)	(1,404,537)	(23,727,186)
Net decrease	(497,134)	($7,512,349)	(146,259)	($4,181,862)
Series NAV shares
Sold	2,468,878	$37,664,083	4,850,985	$78,824,801
Distributions reinvested	—	—	12,141,608	189,358,615
Repurchased	(7,142,014)	(106,778,928)	(12,310,113)	(204,915,620)
Net increase (decrease)	(4,673,136)	($69,114,845)	4,682,480	$63,267,796
Total net increase (decrease)	(6,414,005)	($95,347,941)	4,493,286	$55,746,238

Financial Industries Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	209,332	$2,822,770	766,074	$11,626,757
Distributions reinvested	—	—	787,208	11,548,345
Repurchased	(1,538,639)	(20,699,246)	(2,749,244)	(40,243,121)
Net decrease	(1,329,307)	($17,876,476)	(1,195,962)	($17,068,019)
Series II shares
Sold	53,113	$717,146	203,006	$2,898,483
Distributions reinvested	—	—	94,970	1,380,870
Repurchased	(153,551)	(2,081,394)	(369,639)	(5,401,497)
Net decrease	(100,438)	($1,364,248)	(71,663)	($1,122,144)
Series NAV shares
Sold	24,266	$327,500	197,673	$2,939,194
Distributions reinvested	—	—	237,067	3,468,287
Repurchased	(708,322)	(9,708,310)	(1,157,795)	(15,159,427)
Net decrease	(684,056)	($9,380,810)	(723,055)	($8,751,946)
Total net decrease	(2,113,801)	($28,621,534)	(1,990,680)	($26,942,109)

127

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Fundamental All Cap Core Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	95,171	$2,187,547	193,836	$5,084,438
Distributions reinvested	—	—	846,500	20,848,216
Repurchased	(954,230)	(21,744,325)	(1,508,516)	(37,389,601)
Net decrease	(859,059)	($19,556,778)	(468,180)	($11,456,947)
Series II shares
Sold	76,677	$1,631,813	80,642	$1,919,024
Distributions reinvested	—	—	270,704	6,656,386
Repurchased	(226,913)	(5,258,335)	(330,813)	(8,367,056)
Net increase (decrease)	(150,236)	($3,626,522)	20,533	$208,354
Series NAV shares
Sold	13,048	$300,039	359,522	$8,993,803
Distributions reinvested	—	—	8,709,132	215,556,813
Repurchased	(2,781,527)	(64,349,506)	(4,880,297)	(123,305,164)
Net increase (decrease)	(2,768,479)	($64,049,467)	4,188,357	$101,245,452
Total net increase (decrease)	(3,777,774)	($87,232,767)	3,740,710	$89,996,859

Fundamental Large Cap Value Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	46,315	$886,512	93,087	$1,758,280
Distributions reinvested	—	—	257,719	4,999,282
Repurchased	(1,746,872)	(35,451,411)	(4,016,698)	(83,416,874)
Net decrease	(1,700,557)	($34,564,899)	(3,665,892)	($76,659,312)
Series II shares
Sold	10,672	$201,703	423,976	$7,817,073
Distributions reinvested	—	—	81,641	1,596,365
Repurchased	(889,235)	(18,254,461)	(1,559,611)	(32,881,469)
Net decrease	(878,563)	($18,052,758)	(1,053,994)	($23,468,031)
Series NAV shares
Sold	168,212	$3,433,845	649,009	$13,648,167
Distributions reinvested	—	—	55,902	1,083,382
Repurchased	(532,566)	(11,009,645)	(535,866)	(11,168,755)
Net increase (decrease)	(364,354)	($7,575,800)	169,045	$3,562,794
Total net decrease	(2,943,474)	($60,193,457)	(4,550,841)	($96,564,549)

Global Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	90,736	$1,795,033	203,949	$4,028,307
Distributions reinvested	—	—	122,219	2,430,516
Repurchased	(368,215)	(7,254,540)	(798,526)	(17,186,422)
Net decrease	(277,479)	($5,459,507)	(472,358)	($10,727,599)
Series II shares
Sold	55,520	$1,084,961	42,398	$879,046
Distributions reinvested	—	—	30,281	599,388
Repurchased	(158,499)	(3,121,814)	(389,638)	(8,389,755)
Net decrease	(102,979)	($2,036,853)	(316,959)	($6,911,321)
Series NAV shares
Sold	128,382	$2,509,194	460,050	$9,900,311
Distributions reinvested	—	—	42,568	845,314
Repurchased	(135,415)	(2,679,860)	(603,364)	(12,918,853)
Net decrease	(7,033)	($170,666)	(100,746)	($2,173,228)
Total net decrease	(387,491)	($7,667,026)	(890,063)	($19,812,148)

Health Sciences Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	129,097	$3,224,502	422,353	$11,036,545
Distributions reinvested	—	—	409,816	10,687,990
Repurchased	(443,286)	(11,335,766)	(761,863)	(19,330,126)
Net increase (decrease)	(314,189)	($8,111,264)	70,306	$2,394,409
Series II shares
Sold	29,592	$687,694	233,857	$5,875,045
Distributions reinvested	—	—	331,319	7,954,981
Repurchased	(340,277)	(8,007,451)	(643,531)	(15,310,028)
Net decrease	(310,685)	($7,319,757)	(78,355)	($1,480,002)
Series NAV shares
Sold	114,249	$2,953,365	423,148	$11,318,045
Distributions reinvested	—	—	426,976	11,302,052
Repurchased	(211,032)	(5,462,067)	(495,264)	(12,796,579)
Net increase (decrease)	(96,783)	($2,508,702)	354,860	$9,823,518
Total net increase (decrease)	(721,657)	($17,939,723)	346,811	$10,737,925

128

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

International Equity Index Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	576,735	$9,709,532	1,700,523	$31,102,912
Distributions reinvested	—	—	564,029	9,239,922
Repurchased	(976,922)	(16,493,662)	(2,279,341)	(39,046,561)
Net increase (decrease)	(400,187)	($6,784,130)	(14,789)	$1,296,273
Series II shares
Sold	13,997	$238,971	166,593	$3,118,268
Distributions reinvested	—	—	21,728	357,309
Repurchased	(132,726)	(2,264,068)	(293,816)	(5,194,985)
Net decrease	(118,729)	($2,025,097)	(105,495)	($1,719,408)
Series NAV shares
Sold	1,667,426	$28,822,393	2,151,009	$38,410,939
Distributions reinvested	—	—	551,800	9,027,492
Repurchased	(797,330)	(13,383,073)	(1,737,019)	(30,992,744)
Net increase	870,096	$15,439,320	965,790	$16,445,687
Total net increase	351,180	$6,630,093	845,506	$16,022,552

International Growth Stock Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	7,303	$124,233	39,173	$727,431
Distributions reinvested	—	—	10,166	168,912
Repurchased	(59,218)	(957,831)	(158,241)	(2,833,206)
Net decrease	(51,915)	($833,598)	(108,902)	($1,936,863)
Series II shares
Sold	18,304	$317,338	93,422	$1,678,512
Distributions reinvested	—	—	46,517	775,168
Repurchased	(86,081)	(1,449,143)	(209,247)	(3,626,770)
Net decrease	(67,777)	($1,131,805)	(69,308)	($1,173,090)
Series NAV shares
Sold	205,730	$3,425,675	895,691	$15,475,689
Distributions reinvested	—	—	967,168	16,067,371
Repurchased	(411,429)	(6,884,277)	(19,125,682)	(294,493,754)
Net decrease	(205,699)	($3,458,602)	(17,262,823)	($262,950,694)
Total net decrease	(325,391)	($5,424,005)	(17,441,033)	($266,060,647)

International Small Company Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	23,495	$328,079	51,517	$769,672
Distributions reinvested	—	—	26,968	403,717
Repurchased	(131,291)	(1,791,329)	(461,662)	(7,111,958)
Net decrease	(107,796)	($1,463,250)	(383,177)	($5,938,569)
Series II shares
Sold	22,345	$304,782	81,855	$1,193,166
Distributions reinvested	—	—	14,849	221,699
Repurchased	(121,982)	(1,669,778)	(252,592)	(3,837,511)
Net decrease	(99,637)	($1,364,996)	(155,888)	($2,422,646)
Series NAV shares
Sold	411,449	$5,505,226	1,221,921	$18,631,482
Distributions reinvested	—	—	74,050	1,109,264
Repurchased	(1,512,134)	(21,201,656)	(1,236,248)	(18,925,676)
Net increase (decrease)	(1,100,685)	($15,696,430)	59,723	$815,070
Total net decrease	(1,308,118)	($18,524,676)	(479,342)	($7,546,145)

International Value Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	44,314	$556,774	109,983	$1,530,954
Distributions reinvested	—	—	195,384	2,437,477
Repurchased	(510,438)	(6,410,033)	(1,037,075)	(14,302,215)
Net decrease	(466,124)	($5,853,259)	(731,708)	($10,333,784)
Series II shares
Sold	58,027	$726,347	72,549	$930,998
Distributions reinvested	—	—	106,964	1,334,620
Repurchased	(322,932)	(4,073,571)	(779,236)	(10,724,574)
Net decrease	(264,905)	($3,347,224)	(599,723)	($8,458,956)
Series NAV shares
Sold	632,462	$7,789,193	3,814,011	$52,375,180
Distributions reinvested	—	—	868,930	10,868,676
Repurchased	(1,209,019)	(15,072,288)	(38,757,148)	(488,576,016)
Net decrease	(576,557)	($7,283,095)	(34,074,207)	($425,332,160)
Total net decrease	(1,307,586)	($16,483,578)	(35,405,638)	($444,124,900)

129

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Aggressive Portfolio	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	6,656	$94,255	19,504	$292,850
Distributions reinvested	—	—	10,078	144,670
Repurchased	(14,341)	(216,091)	(27,904)	(432,058)
Net increase (decrease)	(7,685)	($121,836)	1,678	$5,462
Series II shares
Sold	5,653	$81,472	104,820	$1,602,671
Distributions reinvested	—	—	50,702	730,794
Repurchased	(163,677)	(2,453,393)	(179,555)	(2,749,179)
Net decrease	(158,024)	($2,371,921)	(24,033)	($415,714)
Series NAV shares
Sold	154,863	$2,193,065	499,477	$7,642,523
Distributions reinvested	—	—	32,432	462,338
Repurchased	(144,835)	(2,166,313)	(152,336)	(2,321,528)
Net increase	10,028	$26,752	379,573	$5,783,333
Total net increase (decrease)	(155,681)	($2,467,005)	357,218	$5,373,081

Lifestyle Balanced Portfolio	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	135,827	$2,013,887	273,477	$4,070,585
Distributions reinvested	—	—	92,887	1,318,401
Repurchased	(131,391)	(1,937,276)	(375,270)	(5,552,541)
Net increase (decrease)	4,436	$76,611	(8,906)	($163,555)
Series II shares
Sold	1,977,177	$28,275,932	2,150,376	$31,869,010
Distributions reinvested	—	—	2,174,142	30,973,400
Repurchased	(3,016,056)	(44,656,487)	(10,461,238)	(154,435,857)
Net decrease	(1,038,879)	($16,380,555)	(6,136,720)	($91,593,447)
Series NAV shares
Sold	460,276	$6,781,640	830,244	$12,324,509
Distributions reinvested	—	—	254,816	3,604,990
Repurchased	(120,459)	(1,777,218)	(194,510)	(2,880,759)
Net increase	339,817	$5,004,422	890,550	$13,048,740
Total net decrease	(694,626)	($11,299,522)	(5,255,076)	($78,708,262)

Lifestyle Conservative Portfolio	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	163,750	$2,161,200	222,871	$2,945,722
Distributions reinvested	—	—	31,380	401,543
Repurchased	(97,566)	(1,284,909)	(225,508)	(2,984,488)
Net increase	66,184	$876,291	28,743	$362,777
Series II shares
Sold	892,287	$11,803,467	2,926,083	$38,418,540
Distributions reinvested	—	—	420,343	5,386,824
Repurchased	(1,946,765)	(25,879,373)	(2,761,026)	(36,421,628)
Net increase (decrease)	(1,054,478)	($14,075,906)	585,400	$7,383,736
Series NAV shares
Sold	10,671	$140,485	89,853	$1,182,460
Distributions reinvested	—	—	12,537	160,078
Repurchased	(84,979)	(1,134,713)	(14,519)	(191,964)
Net increase (decrease)	(74,308)	($994,228)	87,871	$1,150,574
Total net increase (decrease)	(1,062,602)	($14,193,843)	702,014	$8,897,087

Lifestyle Growth Portfolio	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	104,431	$1,686,327	329,453	$5,324,428
Distributions reinvested	—	—	497,641	7,670,067
Repurchased	(798,729)	(12,938,714)	(1,672,183)	(27,368,486)
Net decrease	(694,298)	($11,252,387)	(845,089)	($14,373,991)
Series II shares
Sold	1,561,166	$24,088,434	699,848	$11,249,176
Distributions reinvested	—	—	11,981,668	185,395,171
Repurchased	(19,895,892)	(323,991,091)	(54,629,390)	(892,177,116)
Net decrease	(18,334,726)	($299,902,657)	(41,947,874)	($695,532,769)
Series NAV shares
Sold	524,030	$8,455,711	1,530,882	$25,063,482
Distributions reinvested	—	—	817,823	12,574,559
Repurchased	(785,637)	(12,735,640)	(612,101)	(10,055,607)
Net increase (decrease)	(261,607)	($4,279,929)	1,736,604	$27,582,434
Total net decrease	(19,290,631)	($315,434,973)	(41,056,359)	($682,324,326)

130

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Lifestyle Moderate Portfolio	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	36,003	$517,618	145,411	$2,054,360
Distributions reinvested	—	—	30,181	413,073
Repurchased	(81,686)	(1,162,253)	(153,373)	(2,173,344)
Net increase (decrease)	(45,683)	($644,635)	22,219	$294,089
Series II shares
Sold	1,410,450	$20,076,272	776,002	$11,110,055
Distributions reinvested	—	—	701,215	9,650,323
Repurchased	(1,079,849)	(15,313,228)	(3,430,160)	(48,809,593)
Net increase (decrease)	330,601	$4,763,044	(1,952,943)	($28,049,215)
Series NAV shares
Sold	166,265	$2,371,671	320,116	$4,569,769
Distributions reinvested	—	—	64,815	886,233
Repurchased	(67,742)	(977,385)	(69,787)	(995,037)
Net increase	98,523	$1,394,286	315,144	$4,460,965
Total net increase (decrease)	383,441	$5,512,695	(1,615,580)	($23,294,161)

Mid Cap Index Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	341,191	$7,252,024	784,197	$18,001,537
Distributions reinvested	—	—	4,249,653	96,803,109
Repurchased	(3,077,885)	(65,833,894)	(5,918,238)	(133,024,453)
Net decrease	(2,736,694)	($58,581,870)	(884,388)	($18,219,807)
Series II shares
Sold	5,780	$121,297	51,920	$1,098,681
Distributions reinvested	—	—	269,607	6,120,462
Repurchased	(290,148)	(6,199,553)	(730,714)	(16,646,075)
Net decrease	(284,368)	($6,078,256)	(409,187)	($9,426,932)
Series NAV shares
Sold	1,400,228	$29,016,624	1,968,993	$44,547,762
Distributions reinvested	—	—	708,286	16,124,817
Repurchased	(645,467)	(13,439,379)	(2,050,996)	(46,566,080)
Net increase	754,761	$15,577,245	626,283	$14,106,499
Total net decrease	(2,266,301)	($49,082,881)	(667,292)	($13,540,240)

Mid Cap Stock Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	35,795	$672,772	193,153	$3,283,912
Issued in reorganization	—	—	27,279	508,219
Distributions reinvested	—	—	941,486	17,803,497
Repurchased	(703,028)	(13,675,576)	(1,467,026)	(27,480,491)
Net decrease	(667,233)	($13,002,804)	(305,108)	($5,884,863)
Series II shares
Sold	88,443	$1,666,851	233,458	$4,200,719
Distributions reinvested	—	—	540,920	9,612,148
Repurchased	(449,346)	(8,125,396)	(834,748)	(14,927,031)
Net decrease	(360,903)	($6,458,545)	(60,370)	($1,114,164)
Series NAV shares
Sold	773,621	$15,486,190	1,970,551	$33,574,358
Issued in reorganization	—	—	6,187,696	116,656,722
Distributions reinvested	—	—	2,820,871	54,076,092
Repurchased	(3,686,921)	(70,351,845)	(10,401,623)	(203,733,073)
Net increase (decrease)	(2,913,300)	($54,865,655)	577,495	$574,099
Total net increase (decrease)	(3,941,436)	($74,327,004)	212,017	($6,424,928)

Mid Value Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	183,290	$1,881,744	1,040,610	$12,400,673
Distributions reinvested	—	—	2,302,378	25,535,120
Repurchased	(2,125,906)	(21,970,359)	(4,804,726)	(54,301,876)
Net decrease	(1,942,616)	($20,088,615)	(1,461,738)	($16,366,083)
Series II shares
Sold	19,567	$204,672	43,907	$461,232
Distributions reinvested	—	—	436,557	4,849,765
Repurchased	(424,059)	(4,400,541)	(726,799)	(8,284,956)
Net decrease	(404,492)	($4,195,869)	(246,335)	($2,973,959)
Series NAV shares
Sold	877,869	$9,007,182	1,083,084	$11,223,306
Distributions reinvested	—	—	3,331,291	36,730,149
Repurchased	(3,210,343)	(33,175,213)	(3,897,624)	(43,662,923)
Net increase (decrease)	(2,332,474)	($24,168,031)	516,751	$4,290,532
Total net decrease	(4,679,582)	($48,452,515)	(1,191,322)	($15,049,510)

131

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Mutual Shares Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	—	—	1,248,606	$7,536,713
Distributions reinvested	—	—	1,212,461	7,903,924
Repurchased	(1,604,482)	($10,212,695)	(3,271,732)	(21,688,039)
Net decrease	(1,604,482)	($10,212,695)	(810,665)	($6,247,402)
Total net decrease	(1,604,482)	($10,212,695)	(810,665)	($6,247,402)

Real Estate Securities Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	48,570	$1,015,936	43,668	$817,687
Distributions reinvested	—	—	57,451	1,149,604
Repurchased	(252,633)	(5,305,119)	(620,109)	(11,920,499)
Net decrease	(204,063)	($4,289,183)	(518,990)	($9,953,208)
Series II shares
Sold	24,591	$523,834	19,135	$369,080
Distributions reinvested	—	—	32,102	642,687
Repurchased	(166,541)	(3,567,663)	(437,219)	(8,407,943)
Net decrease	(141,950)	($3,043,829)	(385,982)	($7,396,176)
Series NAV shares
Sold	505,235	$10,704,503	768,472	$14,688,984
Distributions reinvested	—	—	194,087	3,860,388
Repurchased	(591,998)	(12,467,979)	(2,936,338)	(55,905,460)
Net decrease	(86,763)	($1,763,476)	(1,973,779)	($37,356,088)
Total net decrease	(432,776)	($9,096,488)	(2,878,751)	($54,705,472)

Science & Technology Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	661,031	$20,172,575	2,469,037	$80,974,868
Distributions reinvested	—	—	3,268,261	100,139,530
Repurchased	(1,631,094)	(50,468,670)	(3,290,668)	(98,508,174)
Net increase (decrease)	(970,063)	($30,296,095)	2,446,630	$82,606,224
Series II shares
Sold	73,227	$2,165,595	272,686	$8,620,678
Distributions reinvested	—	—	302,970	8,849,760
Repurchased	(276,786)	(8,136,761)	(408,735)	(12,188,245)
Net increase (decrease)	(203,559)	($5,971,166)	166,921	$5,282,193
Series NAV shares
Sold	146,856	$4,511,210	793,157	$23,543,046
Distributions reinvested	—	—	275,599	8,540,805
Repurchased	(140,561)	(4,312,752)	(230,103)	(7,037,377)
Net increase	6,295	$198,458	838,653	$25,046,474
Total net increase (decrease)	(1,167,327)	($36,068,803)	3,452,204	$112,934,891

Small Cap Index Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	913,722	$13,910,282	2,394,972	$40,527,037
Distributions reinvested	—	—	1,745,116	29,449,791
Repurchased	(1,292,881)	(19,358,590)	(2,677,642)	(41,966,239)
Net increase (decrease)	(379,159)	($5,448,308)	1,462,446	$28,010,589
Series II shares
Sold	21,567	$328,134	52,038	$778,219
Distributions reinvested	—	—	152,980	2,574,895
Repurchased	(195,069)	(2,966,542)	(425,465)	(6,935,879)
Net decrease	(173,502)	($2,638,408)	(220,447)	($3,582,765)
Series NAV shares
Sold	939,129	$13,868,446	2,044,288	$34,066,735
Distributions reinvested	—	—	626,587	10,576,282
Repurchased	(1,793,537)	(27,370,389)	(1,938,446)	(28,970,564)
Net increase (decrease)	(854,408)	($13,501,943)	732,429	$15,672,453
Total net increase (decrease)	(1,407,069)	($21,588,659)	1,974,428	$40,100,277

132

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Small Cap Opportunities Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	5,413	$135,840	39,485	$1,073,948
Distributions reinvested	—	—	651,325	18,595,326
Repurchased	(192,732)	(4,891,283)	(401,188)	(12,229,529)
Net increase (decrease)	(187,319)	($4,755,443)	289,622	$7,439,745
Series II shares
Sold	7,108	$173,002	40,999	$1,038,156
Distributions reinvested	—	—	259,218	7,252,929
Repurchased	(126,386)	(3,180,623)	(191,418)	(5,872,856)
Net increase (decrease)	(119,278)	($3,007,621)	108,799	$2,418,229
Series NAV shares
Sold	86,626	$2,208,254	197,193	$6,266,990
Distributions reinvested	—	—	199,643	5,661,864
Repurchased	(77,490)	(1,940,390)	(267,111)	(8,174,708)
Net increase	9,136	$267,864	129,725	$3,754,146
Total net increase (decrease)	(297,461)	($7,495,200)	528,146	$13,612,120

Small Cap Stock Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	841,780	$9,241,813	1,654,667	$18,402,338
Distributions reinvested	—	—	525,954	5,990,614
Repurchased	(944,310)	(10,240,764)	(2,008,925)	(21,023,044)
Net increase (decrease)	(102,530)	($998,951)	171,696	$3,369,908
Series II shares
Sold	182,820	$1,895,831	578,704	$6,171,760
Distributions reinvested	—	—	192,326	2,077,120
Repurchased	(278,576)	(2,905,230)	(731,204)	(7,508,685)
Net increase (decrease)	(95,756)	($1,009,399)	39,826	$740,195
Series NAV shares
Sold	229,623	$2,438,849	1,438,905	$15,645,902
Distributions reinvested	—	—	1,669,597	19,233,760
Repurchased	(1,702,346)	(18,715,847)	(19,877,485)	(211,405,189)
Net decrease	(1,472,723)	($16,276,998)	(16,768,983)	($176,525,527)
Total net decrease	(1,671,009)	($18,285,348)	(16,557,461)	($172,415,424)

Small Cap Value Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	73,337	$1,296,501	148,932	$2,940,781
Distributions reinvested	—	—	1,776,089	34,552,668
Repurchased	(1,555,549)	(27,012,472)	(3,624,012)	(70,788,678)
Net decrease	(1,482,212)	($25,715,971)	(1,698,991)	($33,295,229)
Series II shares
Sold	4,009	$67,567	50,514	$954,638
Distributions reinvested	—	—	204,789	3,960,640
Repurchased	(166,013)	(2,880,044)	(380,608)	(7,493,105)
Net decrease	(162,004)	($2,812,477)	(125,305)	($2,577,827)
Series NAV shares
Sold	319,700	$5,600,631	664,934	$11,377,787
Distributions reinvested	—	—	1,932,834	37,445,108
Repurchased	(1,660,369)	(29,192,033)	(2,034,531)	(40,704,854)
Net increase (decrease)	(1,340,669)	($23,591,402)	563,237	$8,118,041
Total net decrease	(2,984,885)	($52,119,850)	(1,261,059)	($27,755,015)

Small Company Value Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	10,630	$206,644	23,774	$424,422
Distributions reinvested	—	—	266,283	5,549,330
Repurchased	(197,924)	(3,719,775)	(444,258)	(9,127,636)
Net decrease	(187,294)	($3,513,131)	(154,201)	($3,153,884)
Series II shares
Sold	11,248	$213,082	72,032	$1,349,701
Distributions reinvested	—	—	221,529	4,516,985
Repurchased	(169,418)	(3,117,206)	(452,563)	(9,052,673)
Net decrease	(158,170)	($2,904,124)	(159,002)	($3,185,987)
Series NAV shares
Sold	541,730	$10,452,748	311,644	$6,258,562
Distributions reinvested	—	—	722,954	15,022,982
Repurchased	(69,523)	(1,309,286)	(7,392,222)	(145,056,157)
Net increase (decrease)	472,207	$9,143,462	(6,357,624)	($123,774,613)
Total net increase (decrease)	126,743	$2,726,207	(6,670,827)	($130,114,484)

133

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Strategic Equity Allocation Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,792,088	$32,540,580	8,706,299	$154,987,008
Distributions reinvested	—	—	32,161,731	624,373,603
Repurchased	(56,619,116)	(1,081,584,951)	(74,236,059)	(1,498,357,012)
Net decrease	(54,827,028)	($1,049,044,371)	(33,368,029)	($718,996,401)
Total net decrease	(54,827,028)	($1,049,044,371)	(33,368,029)	($718,996,401)

Total Stock Market Index Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	492,610	$11,176,487	861,877	$19,891,596
Distributions reinvested	—	—	1,067,143	24,586,134
Repurchased	(1,512,181)	(34,271,373)	(3,883,330)	(87,381,141)
Net decrease	(1,019,571)	($23,094,886)	(1,954,310)	($42,903,411)
Series II shares
Sold	3,642	$82,073	27,535	$595,640
Distributions reinvested	—	—	77,802	1,789,709
Repurchased	(152,071)	(3,447,638)	(266,319)	(6,048,227)
Net decrease	(148,429)	($3,365,565)	(160,982)	($3,662,878)
Series NAV shares
Sold	863,047	$19,945,879	1,295,194	$29,329,058
Distributions reinvested	—	—	291,001	6,697,785
Repurchased	(527,063)	(11,628,280)	(2,168,402)	(48,909,548)
Net increase (decrease)	335,984	$8,317,599	(582,207)	($12,882,705)
Total net decrease	(832,016)	($18,142,852)	(2,697,499)	($59,448,994)

Utilities Trust	Six months ended 6-30-19		Year ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	797,720	$12,137,754	363,612	$5,208,252
Distributions reinvested	—	—	505,340	7,169,332
Repurchased	(1,091,683)	(16,506,776)	(4,514,655)	(64,033,045)
Net decrease	(293,963)	($4,369,022)	(3,645,703)	($51,655,461)
Series II shares
Sold	16,806	$252,335	98,858	$1,408,333
Distributions reinvested	—	—	29,233	410,078
Repurchased	(81,527)	(1,215,148)	(234,328)	(3,288,013)
Net decrease	(64,721)	($962,813)	(106,237)	($1,469,602)
Series NAV shares
Sold	157,019	$2,327,137	181,336	$2,585,008
Distributions reinvested	—	—	69,084	978,131
Repurchased	(142,122)	(2,159,381)	(354,972)	(5,014,485)
Net increase (decrease)	14,897	$167,756	(104,552)	($1,451,346)
Total net decrease	(343,787)	($5,164,079)	(3,856,492)	($54,576,409)

Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Emerging Markets Value Trust and International Equity Index Trust, where affiliates owned 67.24% and 99.97% of Series NAV, respectively, and Financial Industries Trust and Fundamental All Cap Core Trust, where affiliates owned 98.07% and 99.87% of Series II, respectively. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, are aggregated below for the six months June 30, 2019:

Portfolio	Purchases	Sales
500 Index Trust	$155,493,000	$53,093,114
American Asset Allocation Trust	80,239,004	88,055,101
American Global Growth Trust	14,805,503	18,887,547
American Growth Trust	89,816,450	67,838,332
American Growth-Income Trust	101,977,173	75,961,304
American International Trust	27,899,631	58,603,573
Blue Chip Growth Trust	246,773,763	428,539,490
Capital Appreciation Trust	122,028,145	218,501,597
Capital Appreciation Value Trust	78,571,945	111,851,390
Emerging Markets Value Trust	31,930,041	30,440,907
Equity Income Trust	160,353,324	245,554,775
Financial Industries Trust	22,437,888	48,450,176
Fundamental All Cap Core Trust	67,446,913	214,229,752
Fundamental Large Cap Value Trust	48,146,629	104,704,450
Global Trust	22,622,459	29,130,206
Health Science Trust	44,038,936	60,359,252
International Equity Index Trust	24,144,407	9,434,311
International Growth Stock Trust	12,083,372	17,594,590

134

PURCHASE AND SALE OF SECURITIES, CONTINUED

Portfolio	Purchases	Sales
International Small Company Trust	$8,542,625	$26,126,353
International Value Trust	49,345,532	62,509,452
Lifestyle Aggressive Portfolio	2,205,140	4,661,392
Lifestyle Balanced Portfolio	31,512,019	44,099,721
Lifestyle Conservative Portfolio	12,490,797	26,933,500
Lifestyle Growth Portfolio	22,957,377	346,761,249
Lifestyle Moderate Portfolio	20,246,833	15,140,141
Mid Cap Index Trust	76,227,705	129,846,056
Mid Cap Stock Trust	187,891,607	278,014,269
Mid Value Trust	104,123,811	138,914,345
Mutual Shares Trust	19,883,592	10,058,145
Real Estate Securities Trust	214,594,801	219,706,615
Science & Technology Trust	373,390,806	428,039,590
Small Cap Index Trust	73,171,189	90,477,161
Small Cap Opportunities Trust	11,165,340	19,106,506
Small Cap Stock Trust	101,246,877	131,197,516
Small Cap Value Trust	60,092,717	123,737,864
Small Company Value Trust	22,173,956	16,880,720
Strategic Equity Allocation Trust	169,252,050	988,129,792
Total Stock Market Index Trust	6,009,196	23,625,244
Utilities Trust	44,421,139	48,099,952

Purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended June 30, 2019:

Portfolio	Purchases	Sales
Capital Appreciation Value Trust	$13,113,436	$7,440,417
Mutual Shares Trust	3,456,542	8,162,700

8.  INDUSTRY OR SECTOR RISK Certain portfolios generally invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the portfolios’ assets are economically tied to a single or small number of industries or sectors of the economy, the portfolios will be less diversified than a more broadly diversified portfolio, and it may cause the portfolios to under perform if that industry or sector under performs. In addition, focusing on a particular industry or sector may make the portfolios’ NAV more volatile. Further, a portfolio that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

9.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios’ net assets. At June 30, 2019, the following portfolios had an affiliate ownership of 5% or more of the portfolios’ net assets:

Portfolio	Affiliated Concentration
Blue Chip Growth Trust	38.0%
Equity Income Trust	50.6%
Mid Cap Stock Trust	32.8%
Mid Value Trust	38.6%
Small Cap Value Trust	23.3%
Strategic Equity Allocation Trust	100.0%

10.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Lifestyle Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. At June 30, 2019, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliate Series NAV	Percentage of Underlying Portfolio’s Net Assets
Lifestyle Balanced Portfolio	Select Bond Trust	5.9%
	Strategic Equity Allocation Trust	5.1%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	44.7%
	Select Bond Trust	21.9%

Information regarding each portfolio’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds during the period is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
500 Index Trust
John Hancock Collateral Trust*	330,763	15,557,465	(15,437,987)	450,241	—	—	$4,668	($286)	$4,505,744
Blue Chip Growth Trust
John Hancock Collateral Trust*	3,608,891	16,737,838	(20,165,474)	181,255	—	—	$11,074	($2,239)	$1,813,891
Capital Appreciation Trust
John Hancock Collateral Trust*	883,269	10,607,843	(10,446,298)	1,044,814	—	—	$5,984	($623)	$10,455,875

135

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation Value Trust
John Hancock Collateral Trust*	192,039	3,088,019	(3,189,803)	90,255	—	—	$682	($188)	$903,214
Emerging Markets Value Trust
John Hancock Collateral Trust*	321,844	2,345,095	(2,117,408)	549,531	—	—	$1,440	$48	$5,499,378
Equity Income Trust
John Hancock Collateral Trust*	1,795,375	14,153,981	(15,161,817)	787,539	—	—	$6,958	$56	$7,881,214
Financial Industries Trust
John Hancock Collateral Trust*	—	975,151	(975,151)	—	—	—	$375	—	—
Global Trust
John Hancock Collateral Trust*	556,054	7,129,856	(7,440,609)	245,301	—	—	$2,179	($278)	$2,454,829
International Equity Index Trust
John Hancock Collateral Trust*	1,235,104	13,439,465	(12,260,733)	2,413,836	—	—	$5,299	($1)	$24,156,221
Manulife Financial Corp.	71,400	1,900	—	73,300	$23,085	—	—	284,457	1,332,168
					$23,085	—	$5,299	$284,456	$25,488,389
International Small Company Trust
John Hancock Collateral Trust*	903,427	1,159,579	(1,124,101)	938,905	—	—	$2,494	$1,402	$9,395,997
International Value Trust
John Hancock Collateral Trust*	415,182	12,096,585	(12,020,733)	491,034	—	—	$2,483	($289)	$4,913,973
Lifestyle Aggressive Portfolio
John Hancock Collateral Trust*	55,274	1,417,563	(1,448,840)	23,997	—	—	$227	($22)	$240,151
Strategic Equity Allocation	1,485,586	84,618	(181,985)	1,388,219	—	—	473,555	3,843,561	27,764,387
					—	—	$473,782	$3,843,539	$28,004,538
Lifestyle Balanced Portfolio
Select Bond	35,456,668	1,503,701	(1,154,765)	35,805,604	—	—	($69,348)	$30,145,470	$494,475,387
Strategic Equity Allocation	25,731,123	660,104	(1,479,373)	24,911,854	—	—	3,563,168	70,659,175	498,237,071
					—	—	$3,493,820	$100,804,645	$992,712,458
Lifestyle Conservative Portfolio
Select Bond	11,092,242	646,924	(1,270,810)	10,468,356	—	—	($222,415)	$9,256,721	$144,567,990
Strategic Equity Allocation	2,121,271	203,365	(517,536)	1,807,100	—	—	2,111,511	3,692,197	36,141,998
					—	—	$1,889,096	$12,948,918	$180,709,988
Lifestyle Growth Portfolio
Select Bond	136,878,053	1,084,524	(4,338,815)	133,623,762	—	—	($3,037,805)	$116,081,854	$1,845,344,154
Strategic Equity Allocation	233,132,290	506,432	(14,883,224)	218,755,498	—	—	40,606,148	619,746,630	4,375,062,830
					—	—	$37,568,343	$735,828,484	$6,220,406,984
Lifestyle Moderate Portfolio
Select Bond	13,223,398	994,631	(590,686)	13,627,343	—	—	($117,812)	$11,330,780	$188,193,603
Strategic Equity Allocation	6,326,739	369,530	(378,482)	6,317,787	—	—	856,888	17,356,051	126,355,746
					—	—	$739,076	$28,686,831	$314,549,349
Mid Cap Index Trust
John Hancock Collateral Trust*	4,164,314	13,213,036	(15,167,573)	2,209,777	—	—	$18,202	($1,423)	$22,114,120
Mid Cap Stock Trust
John Hancock Collateral Trust*	3,903,774	32,777,846	(33,954,907)	2,726,713	—	—	$16,478	($1,828)	$27,287,307
Mid Value Trust
John Hancock Collateral Trust*	2,358,798	10,702,166	(12,466,332)	594,632	—	—	$11,373	($2,040)	$5,950,716
Mutual Shares Trust
John Hancock Collateral Trust*	16,497	1,813,690	(1,830,187)	—	—	—	$481	($14)	—
Science & Technology Trust
John Hancock Collateral Trust*	5,649,695	23,144,613	(25,778,507)	3,015,801	—	—	$14,635	($2,871)	$30,180,329
Small Cap Index Trust
John Hancock Collateral Trust*	3,419,182	5,257,301	(6,573,277)	2,103,206	—	—	$12,294	$2,082	$21,047,627
Small Cap Opportunities Trust
John Hancock Collateral Trust*	145,104	665,434	(695,821)	114,717	—	—	$605	($68)	$1,148,016
Small Cap Stock Trust
John Hancock Collateral Trust*	2,296,064	9,867,236	(10,668,982)	1,494,318	—	—	$10,884	($1,025)	$14,954,237
Small Cap Value Trust
John Hancock Collateral Trust*	475,003	3,920,874	(4,391,852)	4,025	—	—	$2,246	($251)	$40,275
Small Company Value Trust
John Hancock Collateral Trust*	548,433	2,065,526	(2,396,788)	217,171	—	—	$2,060	($297)	$2,173,313
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	10,513,309	87,874,308	(87,843,220)	10,544,397	—	—	$33,808	$4,361	$105,521,994
Total Stock Market Index Trust
John Hancock Collateral Trust*	886,116	3,172,938	(3,428,998)	630,056	—	—	$3,602	($223)	$6,305,224
Utilities Trust
John Hancock Collateral Trust*	909,916	5,788,844	(6,054,663)	644,097	—	—	$3,902	($532)	$6,445,741

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

136

11.  INTERFUND TRADING The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2019 the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Portfolio	Purchases	Sales
Capital Appreciation Value Trust	—	$104,767
Global Trust	—	1,972
Mid Value Trust	$950,400	$329,613
Small Company Value Trust	71,392	74,541
Utilities Trust	139,696	160,567

12.  DIRECT PLACEMENT SECURITIES The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at June 30, 2019.

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio’s net assets	Value as of 6-30-19
Health Sciences Trust	Acerta Pharma BV, Class B	2/8/2016	$128,018	4,276,305	4,276,305	0.1%	$385,295
Health Sciences Trust	Doximity, Inc.	4/10/2014	152,390	31,611	31,611	0.1%	175,125
Health Sciences Trust	JAND, Inc., Class A	4/23/2015	170,752	14,867	14,867	0.1%	243,967
Health Sciences Trust	JAND, Inc., Series D	4/23/2015	381,289	33,198	33,198	0.2%	544,779
							$1,349,166
Mid Cap Stock Trust	Coupang LLC	11/20/2014	$3,902,615	1,177,710	1,177,710	0.9%	$6,713,889
Mid Cap Stock Trust	DraftKings, Inc.	12/4/2014	1,551,991	1,058,486	1,058,486	0.3%	2,720,309
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	2,731,549	1,663,188	1,663,188	0.7%	5,455,257
Mid Cap Stock Trust	JAND, Inc., Class A	4/23/2015	345,543	28,798	28,798	0.1%	472,575
Mid Cap Stock Trust	JAND, Inc., Series D	4/23/2015	771,614	64,307	64,307	0.1%	1,055,278
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	2,338,736	211,003	211,003	0.2%	1,276,568
Mid Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	2,909,989	253,035	253,035	0.3%	2,467,091
Mid Cap Stock Trust	The Honest Company, Inc., Series C	8/20/2014	2,080,622	75,561	75,561	0.3%	2,448,932
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1	12/8/2014	2,163,707	103,140	92,333	0.7%	5,851,142
	Sold: 10,807 shares
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2	12/8/2014	1,700,068	81,039	81,039	0.7%	5,135,441
							$33,596,482
Science & Technology Trust	Airbnb, Inc., Series E	7/14/2015	$802,846	8,624	8,624	0.1%	$942,689
Science & Technology Trust	DiDi Chuxing, Inc.	10/19/2015	260,905	9,513	9,513	0.1%	456,529
							$1,399,218
Small Cap Stock Trust	DraftKings, Inc.	7/13/2015	$1,234,765	327,094	327,094	0.3%	$840,632
Small Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	1,781,885	153,423	153,423	0.5%	1,495,874
Small Cap Stock Trust	The Honest Company, Inc., Series D	8/3/2015	1,233,280	26,954	26,954	0.3%	1,033,955
							$3,370,461

13.  REORGANIZATION Fiscal year ended December 31, 2018, portfolio mergers:

Mid Cap Stock Trust.  On April 10, 2018, the shareholders of Alpha Opportunities Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Mid Cap Stock Trust (the Acquiring Portfolio) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to the Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.

The reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 27, 2018. The following outlines the reorganization:

Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Mid Cap Stock Trust	Alpha Opportunities Trust	$117,164,941	13,259,152	6,214,975	$742,926,515	$860,091,456

See Note 6 for capital shares issued in connection with the above referenced reorganizations.

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14.  OTHER MATTERS In 2010, the Trust and several of its portfolios, including 500 Index Trust, Equity Income Trust, Mid Value Trust and Total Stock Market Index Trust (the portfolios), were named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the majority of the other LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).

As of August 1, 2019, all claims in the FitzSimons Action had been dismissed by the District Court. However, on July 15, 2019, the plaintiff in the FitzSimons case filed a notice of appeal with the Second Circuit appealing, among other things, the dismissal of his intentional fraudulent transfer claim against the shareholder defendants; and the District Court’s denial of his motion for leave to amend the complaint to add a constructive fraudulent transfer claim against certain shareholder defendants.

The separate individual creditor actions remain at the Second Circuit pending a resolution of the state law plaintiffs’ request to have those actions sent back to the District Court for a determination of whether the Section 546(e) of the Bankruptcy Code – the statutory safe harbor for settlement payments – continues to protect all shareholder defendants following the Supreme Court’s ruling in a separate case involving Section 546(e) Merit Management.

At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.

138

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 24-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-30, 2019.

The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 24-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

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(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Funds’ performance;

(b) considered the comparative performance of each Fund’s respective benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken to address performance and concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, in the case of each Lifestyle Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and concluded that the advisory fee to be paid to the Advisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contractholders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

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Evaluation of advisory and subadvisory agreements by the board of trustees

(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;

(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and

(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

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Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken to address performance and concluded that performance is being monitored and reasonably addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

500 Index Trust (Manulife Investment Management (North America) (Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-, three, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Capital Appreciation Trust (Jennison Associates LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one- and ten-year periods and underperformed the benchmark index for the three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s three- and five-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and ten-year periods and to the peer group average for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2019.
The Board noted the Trust’s net management fees are equal to the peer group median and net total expenses are lower than the peer group median.

143

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Emerging Markets Value Trust (Dimensional Fund Advisors LP)	Benchmark Index — The Trust outperformed the benchmark index for the one- and three-year periods. Broadridge Category — The Trust outperformed the average for the one- and three-year periods.
The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are equal to the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one- and three-year periods.
The Board noted the net management fees are lower than the peer group median and that the net total expenses are equal to the peer group median.

Equity Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category — The Trust underperformed the average for the one-, five- and ten-year periods and outperformed the average for the three-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, five- and ten-year periods relative to the benchmark index and the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group average for the three-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

144

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

Financial Industries Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust outperformed the average for the one- and ten-year periods and underperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group average for the three- and five-year periods.
The Board noted the Trust’s favorable performance relative to the peer group average for the one- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2019.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Fundamental All Cap Core Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.
Broadridge Category — The Trust underperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index, and the Trust’s performance for the one-, three-, five- and ten-year periods relative to the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index for the ten-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

145

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

Fundamental Large Cap Value Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and the peer group average.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2019.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the net total expenses are lower than the peer group median.

Global Trust (Templeton Global Advisors Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and the peer group average.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Health Sciences Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-year period relative to the benchmark index and the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2019.
The Board took into account management’s discussion of the Trust’s expenses.

146

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

International Equity Index Trust (SSGA Funds Management, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five-year period.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s five-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and relative to the peer group average for the one-, three- and five-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

International Growth Stock Trust (Invesco Advisers Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and the peer group average.
The Board also took into account actions management is considering taking with respect to the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2019.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the net management fees are lower than the peer group median.

International Small Company Trust (Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

147

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

International Value Trust (Franklin Templeton Investment Counsel, LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category — The Trust outperformed the average for the one-, three- and ten-year periods and underperformed the average for the five-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, five- and ten-year periods relative to the benchmark index and to the peer group average for the five-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-year period and the peer group average for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Lifestyle Aggressive Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Lifestyle Balanced Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and for the one-year period relative to the peer group average.
The Board noted the Trust’s favorable performance relative to the peer group average for the three- and five-year periods.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2019.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

148

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

Lifestyle Conservative Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one- and five-year periods and underperformed the average for the three-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and for the three-year period relative to the peer group average.
The Board noted the Trust’s favorable performance relative to the peer group average for the one- and five-year periods.
The Board noted that the Trust outperformed its Morningstar benchmark index for the year-to-date period ended April 30, 2019.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Lifestyle Growth Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and for the one-year period relative to the peer group average.
The Board noted the Trust’s favorable performance relative to the peer group average for the three- and five-year periods.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2019.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

149

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

Lifestyle Moderate Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Mid Cap Index Trust (Manulife Investment Management (North America) Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, five- and ten-year performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three-, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are equal to the peer group median.

Mid Cap Stock Trust (Wellington Management Company LLP)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three-, and five-year periods and underperformed the average for the ten-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and to the peer group average for the ten-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and the peer group average for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

150

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

Mid Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three- and five-year periods and underperformed the benchmark index for the ten-year period.
Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the ten-year period relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and the peer group average for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

Mutual Shares Trust (Franklin Mutual Advisers, LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group average for the three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Real Estate Securities Trust (DWS Investment Management Americas, Inc./RREEF America, LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

151

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

Science & Technology Trust (Allianz Global Investors U.S. LLC T. Rowe Price Associates, LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses, including the impact of the Trust’s investments in underlying investment companies on the Trust’s expenses.

Small Cap Index Trust (Manulife Investment Management (North America) Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods and underperformed for the ten-year period.

Subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, five- and ten-year performance relative to the benchmark index and ten-year performance relative to the peer group average.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Small Cap Opportunities Trust (GW&K Investment Management, LLC and Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods and outperformed the average for the ten-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and the Trust’s performance for the one-, three- and five-year periods relative to the peer group average.
The Board noted the Trust’s favorable performance relative to the peer group average for the ten-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

152

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

Small Cap Stock Trust (Wellington Management Company LLP)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three-, five- and ten-year periods.

Subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are equal to the peer group median.

Small Cap Value Trust (Wellington Management Company LLP)
Benchmark Index — The Trust outperformed the benchmark index for the one- and ten-year periods and underperformed the benchmark index for the three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three- and five-year periods relative to the benchmark index and to the peer group average for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses, including the advisory fee reduction that became effective in 2018 and the impact of the Trust’s investments in underlying investment companies on the Trust’s expenses.

153

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

Small Company Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category — The Trust underperformed the average for the one- and ten-year periods and outperformed the average for the three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-year period relative to the benchmark index and to the peer group average for the one- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-, five- and ten-year periods and the peer group average for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses, including the impact of the Trust’s investments in underlying investment companies on the Trust’s expenses.

Strategic Equity Allocation Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and five-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

154

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comment

Total Stock Market Index Trust (Manulife Investment Management (North America) Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust underperformed the average for the one- and five-year periods and outperformed the average for the three- and ten-year periods.

Subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, five- and ten-year performance relative to the benchmark index and the one- and five-year periods performance relative to the peer group average.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the three- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2019.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Utilities Trust (Massachusetts Financial Services Company)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods and outperformed the average for the ten-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the ten-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

155

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of each fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

156

John Hancock

John Hancock

Variable Insurance Trust

If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications, if available, electronically by calling John Hancock at 800-827-4546 (John Hancock Life Insurance) or 800-344-1029 (John Hancock Variable Annuities) or if your policy is held through another insurance company, please contact that company.

You may elect to receive all reports in paper, free of charge, at any time. You can inform your insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock or your financial intermediary or insurance company.

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Bond Trusts

Semiannual Report

June 30, 2019

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Portfolio compositions	3

Shareholder expense example	4

Summary portfolio of investments (See below for each portfolio’s page #)	6

Statements of assets and liabilities	43

Statements of operations	46

Statements of changes in net assets	49

Financial highlights	51

Notes to financial statements	57

Evaluation of advisory and subadvisory agreements by the board of trustees	77

For more information	87

Portfolio	Summary portfolio of investments
Active Bond Trust	6
Core Bond Trust	8
Global Bond Trust	10
High Yield Trust	21
Investment Quality Bond Trust	24
Money Market Trust	28
Select Bond Trust	30
Short Term Government Income Trust	32
Strategic Income Opportunities Trust	34
Total Bond Market Trust	37
Ultra Short Term Bond Trust	39

2

John Hancock Variable Insurance Trust

Portfolio compositions

Active Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	38.2
U.S. Government Agency	24.8
U.S. Government	15.3
Asset backed securities	9.6
Collateralized mortgage obligations	8.9
Foreign government obligations	0.7
Municipal bonds	0.6
Capital preferred securities	0.2
Term loans	0.1
Preferred securities	0.1
Short-term investments and other	1.5

Core Bond Trust

Portfolio Composition**	% of Total
U.S. Government Agency	27.3
U.S. Government	25.6
Corporate bonds	22.2
Asset backed securities	11.2
Collateralized mortgage obligations	10.9
Municipal bonds	0.6
Foreign government obligations	0.5
Short-term investments	1.7

Global Bond Trust

Portfolio Composition**	% of Total
Corporate bonds	32.4
Foreign government obligations	23.3
U.S. Government Agency	21.9
Collateralized mortgage obligations	10.2
U.S. Government	7.4
Asset backed securities	2.7
Municipal bonds	0.8
Capital preferred securities	0.3
Term loans	0.2
Preferred securities	0.1
Escrow shares	0.1
Short-term investments	0.6

High Yield Trust

Portfolio Composition*	% of Total
Corporate bonds	83.0
Asset backed securities	5.4
Term loans	4.1
Foreign government obligations	1.4
Common stocks	1.2
Convertible bonds	1.1
Preferred securities	0.8
Short-term investments and other	3.0

Investment Quality Bond Trust

Portfolio Composition**	% of Total
U.S. Government Agency	29.1
Corporate bonds	22.9
U.S. Government	21.0
Asset backed securities	11.4
Collateralized mortgage obligations	9.2
Term loans	1.3
Foreign government obligations	0.8
Municipal bonds	0.7
Short-term investments	3.6

Money Market Trust

Portfolio Composition**	% of Total
U.S. Government Agency	72.8
Repurchase agreement	25.3
U.S. Government	1.9

Select Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	37.0
U.S. Government Agency	26.1
Asset backed securities	15.1
U.S. Government	15.0
Collateralized mortgage obligations	4.5
Foreign government obligations	0.5
Short-term investments and other	1.8

Short Term Government Income Trust

Portfolio Composition*	% of Total
U.S. Government Agency	59.0
U.S. Government	35.3
Collateralized mortgage obligations	3.5
Short-term investments and other	2.2

Strategic Income Opportunities Trust

Portfolio Composition*	% of Total
Corporate bonds	47.1
Foreign government obligations	21.9
U.S. Government	10.2
Collateralized mortgage obligations	5.3
Preferred securities	3.8
Asset backed securities	3.7
Convertible bonds	2.2
Capital preferred securities	1.2
Common stocks	0.6
Term loans	0.4
Short-term investments and other	3.6

Total Bond Market Trust

Portfolio Composition*	% of Total
U.S. Government	37.0
U.S. Government Agency	29.1
Corporate bonds	27.0
Collateralized mortgage obligations	2.6
Foreign government obligations	1.6
Municipal bonds	0.7
Short-term investments and other	2.0

Ultra Short Term Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	51.9
Asset backed securities	27.6
U.S. Government	6.2
U.S. Government Agency	2.4
Collateralized mortgage obligations	0.4
Short-term investments and other	11.5

*	As a percentage of net assets.
**	As a percentage of total investments.

3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio
Active Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,067.30	$3.59	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Series II	Actual expenses/actual returns	1,000.00	1,066.10	4.61	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Series NAV	Actual expenses/actual returns	1,000.00	1,066.20	3.33	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Core Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,059.10	$3.37	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%
Series II	Actual expenses/actual returns	1,000.00	1,057.60	4.39	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Series NAV	Actual expenses/actual returns	1,000.00	1,059.40	3.11	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Global Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,053.50	$6.01	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Series II	Actual expenses/actual returns	1,000.00	1,051.80	7.02	1.38%
	Hypothetical example	1,000.00	1,018.00	6.90	1.38%
Series NAV	Actual expenses/actual returns	1,000.00	1,052.80	5.75	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
High Yield Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,109.30	$4.34	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Series II	Actual expenses/actual returns	1,000.00	1,108.90	5.39	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Series NAV	Actual expenses/actual returns	1,000.00	1,111.10	4.08	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
4

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio
Investment Quality Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,067.40	$3.74	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Series II	Actual expenses/actual returns	1,000.00	1,065.50	4.76	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Series NAV	Actual expenses/actual returns	1,000.00	1,066.70	3.48	0.68%
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%
Money Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,010.60	$1.65	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Series II	Actual expenses/actual returns	1,000.00	1,009.60	2.64	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Series NAV	Actual expenses/actual returns	1,000.00	1,010.90	1.40	0.28%
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%
Select Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,063.10	$3.17	0.62%
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%
Series II	Actual expenses/actual returns	1,000.00	1,062.30	4.19	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%
Series NAV	Actual expenses/actual returns	1,000.00	1,063.90	2.92	0.57%
	Hypothetical example	1,000.00	1,022.00	2.86	0.57%
Short Term Government Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,026.10	$3.52	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Series II	Actual expenses/actual returns	1,000.00	1,025.30	4.52	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Series NAV	Actual expenses/actual returns	1,000.00	1,026.10	3.27	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Strategic Income Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,078.20	$3.86	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Series II	Actual expenses/actual returns	1,000.00	1,077.20	4.89	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Series NAV	Actual expenses/actual returns	1,000.00	1,078.50	3.61	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Total Bond Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,057.00	$1.53	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	1,057.00	2.55	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	1,058.10	1.28	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Ultra Short Term Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,020.20	$3.16	0.63%
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%
Series II	Actual expenses/actual returns	1,000.00	1,019.30	4.16	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Series NAV	Actual expenses/actual returns	1,000.00	1,019.30	2.90	0.58%
	Hypothetical example	1,000.00	1,021.90	2.91	0.58%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
5

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

Active Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 40.1%
U.S. Treasury Bonds - 6.3%
2.500%, 02/15/2045	$4,501,000	$4,478,847	0.6%
2.750%, 11/15/2042	8,595,000	9,002,255	1.2%
3.000%, 02/15/2047 to 02/15/2049	26,603,000	29,159,197	4.1%
3.375%, 11/15/2048	2,300,000	2,703,578	0.4%
		45,343,877
U.S. Treasury Notes - 9.0%
2.000%, 07/31/2022 to 02/15/2025	4,557,000	4,598,703	0.6%
2.125%, 05/31/2026	1,730,000	1,757,775	0.2%
2.375%, 12/31/2020 to 05/15/2027	8,500,000	8,718,555	1.3%
2.375%, 05/15/2029 (A)	22,892,000	23,643,144	3.3%
2.750%, 02/15/2028	14,040,000	14,920,242	2.1%
2.875%, 08/15/2028	10,000,000	10,740,625	1.5%
		64,379,044
Federal Home Loan Mortgage Corp. - 5.8%
3.000%, 10/01/2031 to 04/01/2047	9,748,982	9,955,366	1.5%
3.000%, 04/01/2047 (B)	3,550,000	3,601,821	0.5%
3.500%, 10/01/2046 to 11/01/2048	16,214,937	16,785,706	2.2%
4.000%, 01/01/2041 to 12/01/2048	6,950,507	7,285,141	1.0%
4.500%, 09/01/2023 to 10/01/2041	2,692,955	2,872,424	0.4%
OTHER SECURITIES		1,351,396	0.2%
		41,851,854
Federal National Mortgage Association - 18.6%
3.000%, 07/01/2027 to 10/01/2047	6,147,505	6,273,454	1.0%
3.000%, TBA (B)	31,250,000	31,508,728	4.4%
3.500%, 06/01/2034 to 03/01/2048	13,883,372	14,413,202	1.9%
3.500%, TBA (B)	25,000,000	25,557,110	3.6%
4.000%, 10/01/2025 to 10/01/2048	16,752,791	17,591,490	2.5%
4.000%, TBA (B)	16,000,000	16,535,242	2.3%
4.500%, 08/01/2040 to 07/01/2048	9,872,748	10,530,800	1.5%
5.000%, 07/01/2019 to 04/01/2041	3,607,549	3,923,164	0.4%
5.500%, 09/01/2034 to 11/01/2039	3,355,312	3,729,396	0.5%
6.000%, 05/01/2035 to 02/01/2036	1,987,136	2,261,826	0.3%
OTHER SECURITIES		1,151,012	0.2%
		133,475,424
Government National Mortgage Association - 0.4%
4.000%, 02/15/2041	2,095,296	2,209,172	0.3%
Active Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
OTHER SECURITIES			$880,936	0.1%
			3,090,108
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $281,397,684)			$288,140,307
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Argentina - 0.1%			485,870	0.1%
Germany - 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,407,441	0.2%
Mexico - 0.1%			631,136	0.1%
Panama - 0.1%			682,032	0.1%
Qatar - 0.1%			908,338	0.1%
Saudi Arabia - 0.1%			691,493	0.1%
United Kingdom - 0.0%			159,023	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,868,740)			$4,965,333
CORPORATE BONDS - 38.2%
Communication services - 4.4%
Verizon Communications, Inc. 4.272%, 01/15/2036		$1,311,000	1,418,739	0.2%
OTHER SECURITIES			30,326,202	4.2%
			31,744,941
Consumer discretionary - 2.6%			18,900,658	2.6%
Consumer staples - 0.9%			6,554,638	0.9%
Energy - 6.3%
Cameron International Corp. 5.950%, 06/01/2041		1,178,000	1,426,702	0.2%
OTHER SECURITIES			43,721,416	6.1%
			45,148,118
Financials - 11.1%
Capital One Financial Corp. 3.500%, 06/15/2023		1,338,000	1,388,637	0.2%
Jefferies Financial Group, Inc. 5.500%, 10/18/2023		1,330,000	1,434,408	0.2%
JPMorgan Chase & Co. 4.500%, 01/24/2022		1,300,000	1,369,392	0.2%
Stifel Financial Corp. 4.250%, 07/18/2024		1,592,000	1,670,045	0.2%
Willis Towers Watson PLC 5.750%, 03/15/2021		1,350,000	1,417,397	0.2%
OTHER SECURITIES			72,153,750	10.1%
			79,433,629
Health care - 2.2%			15,951,174	2.2%
Industrials - 3.6%			25,909,543	3.6%
Information technology - 2.6%			18,837,117	2.6%
Materials - 1.4%			10,030,749	1.4%
Real estate - 1.8%			12,453,656	1.8%
Utilities - 1.3%			9,104,565	1.3%
TOTAL CORPORATE BONDS (Cost $259,754,944)			$274,068,788

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%		$1,305,233	0.2%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,503,468)		$1,305,233
MUNICIPAL BONDS - 0.6%
New Jersey State Turnpike Authority 7.414%, 01/01/2040	$1,885,000	2,916,001	0.4%
OTHER SECURITIES		1,684,798	0.2%
TOTAL MUNICIPAL BONDS (Cost $3,662,761)		$4,600,799
TERM LOANS (C) - 0.1%
Communication services - 0.0%		187,453	0.0%
Financials - 0.0%		186,449	0.0%
Health care - 0.1%		346,724	0.1%
TOTAL TERM LOANS (Cost $737,891)		$720,626
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.9%
Commercial and residential - 6.6%
Americold LLC Series 2010-ARTA, Class C, 6.811%, 01/14/2029 (D)	1,350,000	1,413,938	0.2%
Americold LLC Series 2010-ARTA, Class D, 7.443%, 01/14/2029 (D)	1,789,000	1,884,341	0.3%
CD Mortgage Trust Series 2017-CD3, Class A4, 3.631%, 02/10/2050	1,800,000	1,918,492	0.3%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (D)	1,400,000	1,457,360	0.2%
Morgan Stanley Capital I Trust Series 2012-C4, Class AS, 3.773%, 03/15/2045	2,371,500	2,440,110	0.3%
OTHER SECURITIES		38,323,333	5.3%
		47,437,574
Federal Home Loan Mortgage Corp. - 0.8%		5,787,022	0.8%
Federal National Mortgage Association - 0.8%
Series 2012-21, Class PA, 2.000%, 03/25/2041	2,749,451	2,759,033	0.4%
OTHER SECURITIES		2,517,169	0.4%
		5,276,202
Government National Mortgage Association - 0.7%		5,131,872	0.7%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,239,839)		$63,632,670
ASSET BACKED SECURITIES - 9.6%
BA Credit Card Trust Series 2017-A1, Class A1, 1.950%, 08/15/2022	3,730,000	3,722,357	0.5%
Capital One Multi-Asset Execution Trust Series 2015-A8, Class A8, 2.050%, 08/15/2023	3,500,000	3,498,675	0.5%
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust Series 2016-A7, Class A7 (1 month LIBOR + 0.510%), 2.904%, 09/16/2024 (E)	$3,123,000	$3,141,969	0.4%
Chase Issuance Trust Series 2016-A3, Class A3 (1 month LIBOR + 0.550%), 2.944%, 06/15/2023 (E)	4,500,000	4,531,920	0.6%
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3, 1.920%, 04/07/2022	3,000,000	2,993,587	0.4%
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1 month LIBOR + 0.370%), 2.782%, 08/08/2024 (E)	3,000,000	3,006,893	0.4%
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1, 6.250%, 10/25/2036 (D)	2,560,000	2,630,520	0.4%
OTHER SECURITIES		45,437,984	6.4%
TOTAL ASSET BACKED SECURITIES (Cost $68,166,777)		$68,963,905
PREFERRED SECURITIES - 0.1%
Consumer staples - 0.0%		193,900	0.0%
Financials - 0.1%		308,476	0.1%
Utilities - 0.0%		188,859	0.0%
TOTAL PREFERRED SECURITIES (Cost $673,582)		$691,235
SECURITIES LENDING COLLATERAL - 0.6%
John Hancock Collateral Trust, 2.4614% (F)(G)	433,793	4,341,142	0.6%
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,341,239)		$4,341,142
SHORT-TERM INVESTMENTS - 11.8%
U.S. Government Agency - 0.4%
Federal Home Loan Bank Discount Note, 2.000%, 07/01/2019 *	$1,942,000	1,942,000	0.3%
OTHER SECURITIES		745,000	0.1%
		2,687,000
Money market funds - 10.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (F)	74,720,017	74,720,017	10.4%

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 1.0%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $5,748,149 on 7-1-19, collateralized by $4,797,400 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $5,863,135, including interest)	$5,747,000	$5,747,000	0.8%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $1,765,191 on 7-1-19, collateralized by $1,760,000 U.S. Treasury Notes, 2.375% due 3-15-22 (valued at $1,803,043, including interest)	1,765,000	1,765,000	0.2%
		7,512,000
TOTAL SHORT-TERM INVESTMENTS (Cost $84,919,017)		$84,919,017
Total Investments (Active Bond Trust) (Cost $774,265,942) - 110.9%		$796,349,055	110.9%
Other assets and liabilities, net - (10.9)%		(78,524,905)	(10.9%)
TOTAL NET ASSETS - 100.0%		$717,824,150	100.0%
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $117,107,995 or 16.3% of the fund's net assets as of 6-30-19.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Core Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 57.8%
U.S. Treasury Bonds - 6.1%
2.750%, 08/15/2047 to 11/15/2047	$20,602,000	$21,472,124	1.9%
2.875%, 08/15/2045 to 05/15/2049	12,683,000	13,542,626	1.2%
3.000%, 05/15/2047 to 02/15/2049	26,770,000	29,300,925	2.7%
OTHER SECURITIES		2,924,914	0.3%
		67,240,589
U.S. Treasury Notes - 21.9%
1.125%, 02/28/2021	17,582,000	17,380,082	1.6%
1.375%, 08/31/2020 to 01/31/2021	21,397,000	21,249,245	2.0%
1.625%, 04/30/2023 to 02/15/2026	7,438,000	7,360,770	0.7%
1.750%, 05/31/2022 to 06/30/2024	11,385,000	11,386,886	1.0%
2.000%, 04/30/2024 to 08/15/2025	7,470,000	7,546,251	0.7%
2.125%, 05/31/2021 to 05/31/2026	20,425,000	20,581,850	1.9%
2.250%, 03/31/2021 to 11/15/2025	20,223,000	20,457,536	1.8%
2.500%, 12/31/2020 to 02/28/2021	15,671,000	15,831,495	1.5%
2.500%, 05/15/2029 (A)	14,015,000	14,474,867	1.3%
2.625%, 07/31/2020 to 02/15/2029	27,169,000	27,992,523	2.6%
2.750%, 09/30/2020 to 08/31/2025	45,947,000	47,413,684	4.3%
2.875%, 05/31/2025 to 08/15/2028	13,754,000	14,668,468	1.3%
3.125%, 11/15/2028	11,634,000	12,753,773	1.2%
		239,097,430
Federal Home Loan Mortgage Corp. - 2.7%
3.500%, 05/01/2046 to 07/01/2049	21,992,195	22,683,477	2.2%
OTHER SECURITIES		6,701,687	0.5%
		29,385,164
Federal National Mortgage Association - 18.4%
2.663%, (12 month LIBOR + 1.586%), 01/01/2046 (B)	4,036,477	4,061,274	0.4%
3.500%, 09/01/2033 to 06/01/2049	36,608,948	37,823,109	3.2%
3.500%, TBA (C)	40,000,000	40,884,402	3.8%
4.000%, 07/01/2033 to 06/01/2049	38,023,541	39,782,354	3.7%
4.000%, TBA (C)	10,300,000	10,644,562	1.0%
4.500%, 05/01/2034 to 06/01/2049	26,095,117	27,949,800	2.5%
5.000%, 07/01/2044 to 06/01/2049	26,258,077	28,769,177	2.7%
5.500%, 06/01/2049 (C)	3,691,000	4,106,526	0.4%
OTHER SECURITIES		7,341,686	0.7%
		201,362,890
Government National Mortgage Association - 8.7%
3.500%, 05/20/2046 to 01/20/2048	10,127,283	10,504,367	0.9%
3.500%, TBA (C)	6,200,000	6,403,711	0.6%
4.000%, 10/20/2047 to 06/20/2049	23,366,270	24,377,569	2.3%
4.500%, 08/15/2047 to 05/20/2049	12,295,146	12,975,646	1.1%

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
5.000%, 12/20/2039 to 07/20/2049	$36,980,360	$38,920,673	3.6%
OTHER SECURITIES		2,050,128	0.2%
		95,232,094
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $624,597,231)		$632,318,167
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.0%		388,880	0.0%
Indonesia - 0.0%		468,224	0.0%
Mexico - 0.4%
Government of Mexico 4.500%, 04/22/2029	3,239,000	3,472,208	0.3%
OTHER SECURITIES		652,540	0.1%
		4,124,748
Paraguay - 0.1%		551,675	0.1%
Qatar - 0.1%		518,566	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,752,139)		$6,052,093
CORPORATE BONDS - 24.2%
Communication services - 2.0%		22,472,526	2.0%
Consumer discretionary - 0.7%		7,431,741	0.7%
Consumer staples - 2.2%		24,057,184	2.2%
Energy - 2.8%		30,516,558	2.8%
Financials - 6.7%
Bank of America Corp. (3.093% to 10-01-24, then 3 month LIBOR + 1.090%) 10/01/2025	3,464,000	3,547,627	0.3%
Santander Holdings USA, Inc. 3.500%, 06/07/2024	3,553,000	3,607,069	0.3%
OTHER SECURITIES		66,002,857	6.1%
		73,157,553
Health care - 2.8%		30,833,063	2.8%
Industrials - 1.6%		17,128,967	1.6%
Information technology - 1.9%		21,203,341	1.9%
Materials - 0.7%		7,224,851	0.7%
Real estate - 0.9%		10,018,707	0.9%
Utilities - 1.9%		20,797,348	1.9%
TOTAL CORPORATE BONDS (Cost $251,886,832)		$264,841,839
MUNICIPAL BONDS - 0.6%		6,838,205	0.6%
TOTAL MUNICIPAL BONDS (Cost $5,997,533)		$6,838,205
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.0%
Commercial and residential - 4.1%		44,370,350	4.1%
Federal Home Loan Mortgage Corp. - 2.7%
Series 4742, Class PA, 3.000%, 10/15/2047	5,023,005	5,102,897	0.5%
Series 4802, Class A, 3.000%, 06/15/2048	3,641,731	3,683,846	0.3%
Series 4796, Class AK, 3.000%, 05/15/2048	3,849,095	3,893,679	0.4%
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 264, Class 30, 3.000%, 07/15/2042	$3,383,045	$3,445,015	0.3%
OTHER SECURITIES		13,756,861	1.2%
		29,882,298
Federal National Mortgage Association - 4.7%
Series 2018-38, Class LA, 3.000%, 06/25/2048	4,323,123	4,352,456	0.4%
Series 2018-43, Class CT, 3.000%, 06/25/2048	3,619,177	3,653,462	0.3%
Series 2018-45, Class GA, 3.000%, 06/25/2048	7,845,130	7,900,930	0.7%
Series 2018-50, Class BA, 3.000%, 07/25/2048	8,071,131	8,125,429	0.8%
Series 2018-59, Class DA, 3.000%, 08/25/2048	3,848,197	3,886,479	0.4%
Series 414, Class A35, 3.500%, 10/25/2042	3,486,738	3,646,683	0.3%
OTHER SECURITIES		19,368,864	1.8%
		50,934,303
Government National Mortgage Association - 0.5%
Series 2019-20, Class JK, 3.500%, 02/20/2049	3,433,881	3,512,364	0.3%
OTHER SECURITIES		2,114,806	0.2%
		5,627,170
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $127,012,826)		$130,814,121
ASSET BACKED SECURITIES - 12.2%
Hertz Vehicle Financing II LP Series 2017-2A, Class A, 3.290%, 10/25/2023 (D)	4,543,000	4,623,754	0.4%
Nelnet Student Loan Trust Series 2005-1, Class A5 (3 month LIBOR + 0.110%), 2.690%, 10/25/2033 (B)	3,481,162	3,447,063	0.3%
Nelnet Student Loan Trust Series 2005-2, Class A5 (3 month LIBOR + 0.100%), 2.443%, 03/23/2037 (B)	5,703,269	5,588,222	0.5%
Nelnet Student Loan Trust Series 2005-3, Class A5 (3 month LIBOR + 0.120%), 2.463%, 12/24/2035 (B)	3,569,249	3,546,455	0.3%
Nelnet Student Loan Trust Series 2010-2A, Class A (3 month LIBOR + 0.850%), 3.199%, 09/25/2048 (B)(D)	3,280,651	3,284,868	0.3%
OTHER SECURITIES		113,055,611	10.4%
TOTAL ASSET BACKED SECURITIES (Cost $132,370,062)		$133,545,973
SECURITIES LENDING COLLATERAL - 0.5%
John Hancock Collateral Trust, 2.4614% (E)(F)	583,619	5,840,511	0.5%
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,840,686)		$5,840,511

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 1.3%
Money market funds - 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (E)	14,003,054	$14,003,054	1.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $14,003,054)		$14,003,054
Total Investments (Core Bond Trust) (Cost $1,167,460,363) - 109.2%		$1,194,253,963	109.2%
Other assets and liabilities, net - (9.2)%		(101,017,013)	(9.2%)
TOTAL NET ASSETS - 100.0%		$1,093,236,950	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $136,392,739 or 12.5% of the fund's net assets as of 6-30-19.
(E)	The rate shown is the annualized seven-day yield as of 6-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Global Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 39.6%
U.S. Treasury Bonds - 1.6%		$3,291,242	1.6%
U.S. Treasury Inflation Protected Securities - 5.5%
0.125%, 04/15/2022 to 07/15/2024 (A)	$2,134,877	2,124,092	1.1%
0.500%, 01/15/2028	3,418,239	3,474,226	1.7%
2.500%, 01/15/2029	1,606,568	1,932,759	0.9%
OTHER SECURITIES		3,874,475	1.8%
		11,405,552
U.S. Treasury Notes - 2.9%
2.875%, 04/30/2025 (A)	5,400,000	5,711,977	2.8%
OTHER SECURITIES		304,945	0.1%
		6,016,922
Federal Home Loan Mortgage Corp. - 0.7%
4.000%, TBA (B)	1,400,000	1,447,763	0.7%
		1,447,763
Federal National Mortgage Association - 28.9%
3.500%, TBA (B)	35,400,000	36,179,350	17.5%
4.000%, TBA (B)	21,200,000	21,909,195	10.6%
Global Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
OTHER SECURITIES			$1,792,039	0.8%
			59,880,584
Government National Mortgage Association - 0.0%			51,812	0.0%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $81,794,053)			$82,093,875
FOREIGN GOVERNMENT OBLIGATIONS - 31.5%
Australia - 0.2%			319,642	0.2%
Brazil - 4.5%
Federative Republic of Brazil 5.486%, 01/01/2020 (C)	BRL	16,700,000	4,219,358	2.1%
Federative Republic of Brazil 6.000%, 05/15/2021		5,600,000	5,035,610	2.4%
			9,254,968
Canada - 1.4%
Province of Quebec 3.000%, 09/01/2023	CAD	1,700,000	1,362,207	0.7%
OTHER SECURITIES			1,587,433	0.7%
			2,949,640
France - 2.0%
Government of France 2.000%, 05/25/2048 (D)	EUR	2,000,000	2,927,173	1.4%
Government of France 3.250%, 05/25/2045		700,000	1,258,970	0.6%
			4,186,143
Israel - 0.3%			538,313	0.3%
Italy - 4.3%
Republic of Italy 2.450%, 10/01/2023		4,250,000	5,091,683	2.4%
Republic of Italy 3.000%, 08/01/2029		1,300,000	1,601,472	0.8%
OTHER SECURITIES			2,240,332	1.1%
			8,933,487
Japan - 8.4%
Government of Japan 0.100%, 03/20/2029	JPY	320,000,000	3,044,421	1.5%
0.500% 09/20/2046 to 03/20/2049		374,000,000	3,604,620	1.7%
Government of Japan 0.700%, 12/20/2048		277,000,000	2,806,537	1.4%
Government of Japan 1.600%, 03/20/2033		310,000,000	3,504,111	1.7%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		171,688,100	1,661,703	0.8%
OTHER SECURITIES			2,829,100	1.3%
			17,450,492
Kuwait - 0.8%
State of Kuwait 3.500%, 03/20/2027 (D)		$1,500,000	1,597,008	0.8%
Lithuania - 0.5%			955,436	0.5%
Norway - 0.2%			466,187	0.2%
Peru - 0.7%
Republic of Peru 6.350%, 08/12/2028 (D)	PEN	3,400,000	1,158,734	0.5%
OTHER SECURITIES			264,542	0.2%
			1,423,276

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.3%			$653,661	0.3%
Qatar - 1.8%
State of Qatar 3.875%, 04/23/2023 (D)		$1,400,000	1,468,320	0.7%
OTHER SECURITIES			2,276,416	1.1%
			3,744,736
Saudi Arabia - 1.6%
Kingdom of Saudi Arabia 2.375%, 10/26/2021		1,200,000	1,197,592	0.6%
OTHER SECURITIES			2,190,609	1.0%
			3,388,201
Slovenia - 0.9%
Republic of Slovenia 5.250%, 02/18/2024 (D)		1,682,000	1,886,972	0.9%
South Korea - 0.1%			208,854	0.1%
Spain - 2.5%
Kingdom of Spain 0.600%, 10/31/2029 (D)	EUR	1,600,000	1,846,272	0.9%
OTHER SECURITIES			3,303,086	1.6%
			5,149,358
United Arab Emirates - 0.7%			1,528,791	0.7%
United Kingdom - 0.3%			603,061	0.3%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $62,448,445)			$65,238,226
CORPORATE BONDS - 43.8%
Australia - 0.1%			305,368	0.1%
Brazil - 0.6%			1,157,488	0.6%
Canada - 1.0%			2,043,209	1.0%
Cayman Islands - 0.8%
QNB Finance, Ltd. (3 month LIBOR + 1.350%) 3.989%, 05/31/2021 (E)		$1,700,000	1,714,928	0.8%
OTHER SECURITIES			549	0.0%
			1,715,477
China - 0.3%			515,026	0.3%
Denmark - 3.8%
Nordea Kredit Realkreditaktieselskab 2.000%, 10/01/2047 to 10/01/2050	DKK	12,521,782	1,966,236	1.0%
Nykredit Realkredit A/S 1.500%, 10/01/2050 to 10/01/2050		16,200,000	2,505,321	1.2%
Nykredit Realkredit A/S 2.000%, 10/01/2047		10,329,747	1,624,018	0.8%
OTHER SECURITIES			1,726,966	0.8%
			7,822,541
France - 0.5%			1,063,935	0.5%
Germany - 1.7%
KfW 0.625%, 02/22/2027	EUR	900,000	1,088,855	0.5%
OTHER SECURITIES			2,430,473	1.2%
			3,519,328
Guernsey, Channel Islands - 0.2%			414,666	0.2%
Hong Kong - 0.2%			424,439	0.2%
India - 0.2%			505,922	0.2%
Indonesia - 0.1%			219,322	0.1%
Ireland - 0.9%			1,856,256	0.9%
Italy - 0.3%			568,325	0.3%
Global Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Japan - 2.4%			$4,909,974	2.4%
Jersey, Channel Islands - 0.2%			357,333	0.2%
Luxembourg - 0.4%			912,290	0.4%
Macau - 0.4%			746,684	0.4%
Netherlands - 1.8%
ING Bank NV 2.625%, 12/05/2022 (D)		$1,800,000	1,833,953	0.9%
OTHER SECURITIES			1,846,136	0.9%
			3,680,089
Norway - 0.3%			707,917	0.3%
Singapore - 0.9%			1,923,342	0.9%
Spain - 0.6%			1,343,463	0.6%
Supranational - 0.1%			132,957	0.1%
Sweden - 1.4%
Sveriges Sakerstallda Obligationer AB 1.250%, 06/15/2022	SEK	10,000,000	1,117,196	0.6%
Swedbank Hypotek AB 1.000%, 09/15/2021		11,200,000	1,235,001	0.6%
OTHER SECURITIES			473,920	0.2%
			2,826,117
Switzerland - 0.6%
Credit Suisse AG 6.500%, 08/08/2023		$1,122,000	1,233,793	0.6%
			1,233,793
United Kingdom - 6.0%
Barclays PLC (4.610% to 2-15-22, then 3 month LIBOR + 1.400%) 02/15/2023		1,100,000	1,139,892	0.6%
Lloyds Bank PLC 6.500%, 03/24/2020	EUR	1,000,000	1,188,739	0.6%
The Royal Bank of Scotland Group PLC 2.500%, 03/22/2023		1,200,000	1,447,624	0.7%
OTHER SECURITIES			8,637,105	4.1%
			12,413,360

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
United States - 18.0%
AT&T, Inc. (3 month LIBOR + 0.750%) 3.270%, 06/01/2021 (E)	$1,600,000	$1,607,913	0.8%
Aviation Capital Group LLC 4.125%, 08/01/2025 (D)	1,400,000	1,457,026	0.7%
Charter Communications Operating LLC 3.750%, 02/15/2028	1,300,000	1,308,615	0.6%
JPMorgan Chase Bank N.A. (3 month LIBOR + 0.340%) 2.926%, 04/26/2021 (E)	1,400,000	1,401,720	0.7%
MUFG Americas Holdings Corp. 3.000%, 02/10/2025	2,800,000	2,834,478	1.4%
Penske Truck Leasing Company LP 3.950%, 03/10/2025 (D)	1,500,000	1,573,433	0.8%
United Technologies Corp. 3.650%, 08/16/2023	1,480,000	1,549,365	0.7%
Volkswagen Group of America Finance LLC 2.450%, 11/20/2019 (D)	1,500,000	1,499,348	0.7%
OTHER SECURITIES		24,123,326	11.6%
		37,355,224
TOTAL CORPORATE BONDS (Cost $88,567,114)		$90,673,845
CAPITAL PREFERRED SECURITIES - 0.5%
United States - 0.5%		941,325	0.5%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $840,000)		$941,325
MUNICIPAL BONDS - 1.1%
State of California (1 month LIBOR + 0.780%) 3.211%, 04/01/2047 (E)	1,200,000	1,203,840	0.6%
OTHER SECURITIES		1,098,063	0.5%
TOTAL MUNICIPAL BONDS (Cost $2,298,147)		$2,301,903
TERM LOANS (F) - 0.3%
United States - 0.3%		672,763	0.3
TOTAL TERM LOANS (Cost $686,035)		$672,763
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.8%
Australia - 0.6%		1,286,495	0.6%
Canada - 0.9%		1,869,142	0.9%
United Kingdom - 3.1%		6,355,459	3.1%
United States - 9.2%
Countrywide Alternative Loan Trust Series 2007-OA3, Class 1A1 (1 month LIBOR + 0.140%), 2.544%, 04/25/2047 (E)	2,273,758	2,160,108	1.0%
Government National Mortgage Association Series 2004-68, Class ZC, 6.000%, 08/20/2034	1,211,074	1,353,007	0.7%
JPMorgan Alternative Loan Trust Series 2006-A5, Class 1A4 (1 month LIBOR + 0.240%), 2.644%, 10/25/2036 (E)	2,302,142	2,247,845	1.1%
Global Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
OTHER SECURITIES		$13,271,546	6.4%
		19,032,506
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,061,834)		$28,543,602
ASSET BACKED SECURITIES - 3.6%
Cayman Islands - 0.7%		1,499,906	0.7%
Ireland - 0.3%		568,237	0.3%
Netherlands - 0.7%		1,420,661	0.7%
United States - 1.9%
CWABS Asset-Backed Certificates Trust Series 2005-4, Class MV5 (1 month LIBOR + 1.005%), 3.409%, 10/25/2035 (E)	$2,100,000	2,106,191	1.0%
OTHER SECURITIES		1,893,668	0.9%
		3,999,859
TOTAL ASSET BACKED SECURITIES (Cost $7,263,533)		$7,488,663
COMMON STOCKS - 0.0%
United States - 0.0%		7,480	0.0%
TOTAL COMMON STOCKS (Cost $1,185)		$7,480
PREFERRED SECURITIES - 0.2%
United Kingdom - 0.2%		371,711	0.2%
TOTAL PREFERRED SECURITIES (Cost $410,172)		$371,711
ESCROW SHARES - 0.1%
United States - 0.1%		181,060	0.1%
TOTAL ESCROW SHARES (Cost $0)		$181,060
PURCHASED OPTIONS - 0.0%
Calls - 0.0%		5,206	0.0%
Puts - 0.0%		3,361	0.0%
TOTAL PURCHASED OPTIONS (Cost $36,744)		$8,567
SHORT-TERM INVESTMENTS - 0.8%
Repurchase agreement - 0.8%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $1,734,188 on 7-1-19, collateralized by $1,730,000 U.S. Treasury Notes, 2.375% due 3-15-22 (valued at $1,772,309, including interest)	1,734,000	1,734,000	0.8%
		1,734,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,734,000)		$1,734,000
Total Investments (Global Bond Trust) (Cost $275,141,262) - 135.3%		$280,257,020	135.3%
Other assets and liabilities, net - (35.3)%		(73,116,405)	(35.3%)
TOTAL NET ASSETS - 100.0%		$207,140,615	100.0%

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
SECURITIES SOLD SHORT - (1.2)%
Government of Canada 2.750%, 12/01/2048	CAD	(2,600,000)	$(2,474,820)	(1.2%)
TOTAL SECURITIES SOLD SHORT (Cost $(2,429,396))			$(2,474,820)
SALE COMMITMENTS OUTSTANDING - (0.3)%
Federal National Mortgage Association - (0.3)%
3.500%, TBA (B)		$(600,000)	$(613,371)	(0.3%)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(614,625))			$(613,371)
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
Global Bond Trust (continued)
Security Abbreviations and Legend
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
LIBOR	London Interbank Offered Rate
CPI	Consumer Price Index
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $49,865,412 or 24.1% of the fund's net assets as of 6-30-19.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Canada Government Bond Futures	7	Long	Sep 2019	$749,581	$764,011	$14,430
10-Year U.S. Treasury Note Futures	185	Long	Sep 2019	23,262,798	23,674,219	411,421
3-Month Sterling Futures	212	Long	Sep 2019	33,262,130	33,389,476	127,346
3-Year Australian Treasury Bond Futures	79	Long	Sep 2019	6,359,456	6,374,429	14,973
5-Year U.S. Treasury Note Futures	266	Long	Sep 2019	30,992,647	31,429,562	436,915
Euro-Buxl Futures	5	Long	Sep 2019	1,121,686	1,153,588	31,902
German Euro BOBL Futures	40	Long	Sep 2019	6,074,758	6,114,870	40,112
Ultra U.S. Treasury Bond Futures	31	Long	Sep 2019	5,226,353	5,504,438	278,085
10-Year Australian Treasury Bond Futures	6	Short	Sep 2019	(597,832)	(603,638)	(5,806)
3-Month Sterling Futures	212	Short	Sep 2020	(33,167,458)	(33,402,937)	(235,479)
Euro-BTP Italian Government Bond Futures	34	Short	Sep 2019	(4,986,458)	(5,192,227)	(205,769)
Euro-OAT Futures	128	Short	Sep 2019	(23,507,465)	(23,996,634)	(489,169)
German Euro BUND Futures	7	Short	Sep 2019	(1,360,795)	(1,374,959)	(14,164)
U.K. Long Gilt Bond Futures	11	Short	Sep 2019	(1,805,958)	(1,818,121)	(12,163)
						$392,634

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,188,000	USD	827,726	BOA	7/3/2019	$6,339	—
AUD	884,000	USD	614,872	CITI	7/3/2019	5,762	—
AUD	2,974,000	USD	2,078,907	MSI	8/15/2019	12,005	—
BRL	19,505,011	USD	5,104,020	GSI	7/2/2019	—	($24,524)
BRL	19,505,011	USD	5,089,769	SCB	7/2/2019	—	(10,272)
BRL	5,626,508	USD	1,466,000	HUS	8/2/2019	—	(4,911)
CAD	1,435,609	USD	1,065,014	CITI	7/2/2019	31,247	—
CAD	545,000	USD	413,917	CITI	7/3/2019	2,267	—
CAD	276,000	USD	204,991	HUS	7/3/2019	5,774	—
CHF	1,826,294	USD	1,862,157	JPM	7/3/2019	8,844	—
CHF	1,170,000	USD	1,173,225	MSI	8/15/2019	30,163	—
CLP	323,547,000	USD	465,000	HUS	7/22/2019	12,614	—
CLP	135,387,000	USD	196,000	NWM	7/22/2019	3,856	—
CLP	85,476,250	USD	125,000	MSI	7/24/2019	1,183	—
The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CLP	83,417,370	USD	123,000	CITI	8/23/2019	$158	—
CLP	85,476,250	USD	126,170	CITI	9/25/2019	26	—
CLP	458,934,000	USD	676,894	GSI	9/25/2019	670	—
CNY	6,052,000	USD	883,413	BNP	7/12/2019	—	($2,533)
CNY	6,052,000	USD	882,512	CITI	7/12/2019	—	(1,631)
CNY	43,600,454	USD	6,352,780	HUS	7/12/2019	—	(6,650)
CNY	5,793,780	USD	835,344	BNP	9/18/2019	7,555	—
CNY	1,239,434	USD	178,871	DB	9/18/2019	1,446	—
CNY	11,392,402	USD	1,654,408	HUS	9/18/2019	2,999	—
CNY	4,402,000	USD	635,494	NOM	9/18/2019	4,925	—
CNY	1,938,627	USD	280,358	SCB	9/18/2019	1,680	—
COP	476,748,000	USD	144,000	GSI	7/11/2019	4,303	—
COP	333,879,660	USD	102,000	HUS	7/11/2019	1,861	—
COP	5,022,763,816	USD	1,487,402	CITI	7/24/2019	73,382	—
COP	5,331,090	USD	1,669	RBC	9/25/2019	—	(19)
COP	5,022,763,816	USD	1,569,295	GSI	10/15/2019	—	(15,974)
CZK	4,099,677	USD	179,049	SCB	8/20/2019	4,446	—
DKK	47,987,273	USD	7,298,445	CITI	7/1/2019	12,064	—
DKK	805,000	USD	122,059	JPM	7/1/2019	577	—
DKK	2,620,000	USD	402,536	JPM	10/1/2019	—	(340)
EUR	2,343,255	RON	11,394,768	BOA	7/26/2019	—	(72,329)
EUR	807,160	RON	3,859,032	CITI	10/22/2019	—	(750)
EUR	118,597	RON	588,217	BOA	3/16/2020	—	(2,950)
EUR	103,264	RON	512,783	BNP	3/16/2020	—	(2,716)
EUR	104,022	RON	516,469	CITI	3/16/2020	—	(2,718)
EUR	104,117	RON	517,295	MSI	3/16/2020	—	(2,804)
EUR	91,000	TRY	619,255	NOM	9/5/2019	756	—
EUR	5,000	USD	5,668	BOA	7/3/2019	18	—
EUR	1,274,121	USD	1,443,142	BNP	7/3/2019	5,784	—
EUR	336,000	USD	378,464	BOA	8/15/2019	4,957	—
EUR	8,471,000	USD	9,588,876	CITI	8/15/2019	77,649	—
EUR	313,650	USD	354,962	HUS	8/15/2019	2,955	—
EUR	14,631,424	USD	16,556,466	UBS	8/15/2019	139,916	—
EUR	31,000	USD	39,634	MSI	6/28/2021	—	(2,637)
GBP	100,000	USD	125,484	BOA	7/2/2019	1,511	—
GBP	1,908,511	USD	2,420,669	BNP	7/2/2019	3,043	—
GBP	524,000	USD	664,311	CITI	7/2/2019	1,142	—
GBP	161,000	USD	204,559	BOA	7/3/2019	—	(86)
GBP	162,000	USD	206,317	CITI	7/3/2019	—	(575)
GBP	806,000	USD	1,017,969	SCB	7/3/2019	5,663	—
GBP	487,000	USD	620,851	SCB	8/6/2019	—	(1,320)
HKD	1,981,000	USD	253,091	BARC	8/12/2019	550	—
HKD	3,690,000	USD	471,355	CITI	8/12/2019	1,101	—
HKD	4,755,000	USD	606,871	HUS	8/12/2019	1,943	—
HKD	2,313,907	USD	295,601	MSI	8/12/2019	664	—
HUF	73,187,000	USD	265,912	JPM	7/11/2019	—	(8,162)
IDR	5,139,928,000	USD	356,000	BARC	9/18/2019	4,305	—
IDR	3,002,281,000	USD	208,000	BNP	9/18/2019	2,457	—
IDR	2,845,665,000	USD	197,000	GSI	9/18/2019	2,479	—
IDR	765,996,000	USD	53,000	HUS	9/18/2019	696	—
IDR	4,199,913,000	USD	291,000	JPM	9/18/2019	3,411	—
IDR	26,542,216,455	USD	1,812,148	SCB	9/18/2019	48,443	—
ILS	901,000	USD	253,033	BOA	9/16/2019	601	—
INR	64,231,000	USD	922,329	JPM	7/8/2019	8,386	—
INR	59,144,000	USD	851,395	NWM	7/8/2019	5,610	—
INR	101,451,966	USD	1,400,343	HUS	10/18/2019	50,521	—
INR	129,222,180	USD	1,761,000	HUS	4/27/2020	44,346	—
INR	128,572,500	USD	1,750,000	BNP	5/4/2020	44,707	—
JPY	70,800,000	USD	649,862	CITI	7/2/2019	6,818	—
JPY	110,985,000	USD	1,030,845	BNP	7/3/2019	—	(1,358)
JPY	23,025,000	USD	212,878	CITI	7/3/2019	700	—
JPY	44,319,000	USD	409,213	SCB	7/3/2019	1,886	—
JPY	70,800,000	USD	659,341	UBS	8/2/2019	—	(1,084)
JPY	2,691,043,011	USD	24,714,280	BNP	8/15/2019	327,573	—
JPY	157,600,000	USD	1,462,715	HUS	8/15/2019	3,853	—
KRW	2,904,177,661	USD	2,449,543	BNP	9/18/2019	65,212	—
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	6,709,000	USD	342,127	BNP	8/14/2019	$4,956	—
MXN	42,687,355	USD	2,141,864	CITI	8/14/2019	66,518	—
MXN	7,500,000	USD	378,361	GSI	8/14/2019	9,643	—
MXN	42,687,355	USD	2,175,895	CITI	10/16/2019	9,470	—
MYR	2,649,596	USD	637,504	UBS	9/18/2019	3,263	—
NOK	22,000	USD	2,546	BOA	7/3/2019	33	—
NOK	5,232,000	USD	613,638	BNP	7/3/2019	—	($285)
NOK	7,147,000	USD	820,325	HUS	7/3/2019	17,526	—
NOK	4,475,000	USD	523,293	BARC	8/15/2019	2,011	—
NOK	4,090,000	USD	481,625	CITI	8/15/2019	—	(1,515)
NZD	353,000	USD	231,771	BNP	7/2/2019	5,375	—
NZD	1,569,000	USD	1,020,482	BOA	7/3/2019	33,597	—
NZD	311,000	USD	204,659	GSI	7/3/2019	4,275	—
PEN	711,702	USD	215,936	CITI	7/15/2019	88	—
PEN	703,080	USD	210,440	JPM	7/15/2019	2,966	—
PEN	104,563	USD	31,000	BNP	9/3/2019	674	—
PLN	2,898,000	USD	776,582	CITI	7/15/2019	—	(112)
PLN	884,000	USD	236,730	JPM	7/15/2019	123	—
RON	3,859,032	EUR	814,571	CITI	7/26/2019	582	—
RON	503,736	EUR	106,328	MSI	7/26/2019	77	—
RON	2,048,000	EUR	420,868	CITI	3/16/2020	1,061	—
RON	86,764	EUR	17,847	MSI	3/16/2020	25	—
RON	7,032,000	USD	1,669,467	BNP	7/26/2019	22,785	—
RON	1,918,000	USD	449,947	BNP	10/22/2019	10,567	—
RON	1,923,000	USD	448,585	CITI	10/22/2019	13,129	—
SEK	15,469,000	USD	1,651,210	CITI	7/3/2019	14,732	—
SEK	1,965,961	USD	207,027	JPM	7/3/2019	4,698	—
SEK	9,633,961	USD	1,041,757	UBS	8/6/2019	—	(1,572)
SEK	14,670,000	USD	1,585,388	GSI	8/15/2019	—	(503)
SEK	46,955,000	USD	5,079,325	HUS	8/15/2019	—	(6,504)
THB	19,235,209	USD	606,540	JPM	9/18/2019	21,820	—
TRY	387,206	EUR	57,000	CITI	9/5/2019	—	(587)
TRY	230,760	EUR	34,000	HUS	9/5/2019	—	(384)
TRY	1,147,963	USD	198,119	BOA	7/5/2019	—	(304)
TRY	515,000	USD	88,649	CITI	7/5/2019	95	—
TRY	1,667,000	USD	288,035	HUS	7/5/2019	—	(780)
TRY	558,000	USD	96,164	JPM	7/5/2019	—	(10)
TWD	9,300,000	USD	300,000	BARC	11/21/2019	2,167	—
TWD	2,118,880	USD	68,000	CITI	11/21/2019	845	—
TWD	3,374,460	USD	108,000	CSFB	11/21/2019	1,640	—
TWD	7,672,740	USD	246,000	DB	11/21/2019	3,296	—
TWD	7,014,375	USD	225,000	HUS	11/21/2019	2,905	—
TWD	1,401,750	USD	45,000	SCB	11/21/2019	544	—
USD	200,325	AUD	292,000	BOA	7/3/2019	—	(4,680)
USD	824,857	AUD	1,185,000	BNP	7/3/2019	—	(7,101)
USD	412,747	AUD	592,000	MSI	7/3/2019	—	(2,881)
USD	332,850	AUD	480,000	BOA	8/15/2019	—	(4,620)
USD	5,089,769	BRL	19,505,011	GSI	7/2/2019	10,272	—
USD	4,839,053	BRL	19,505,011	SCB	7/2/2019	—	(240,444)
USD	5,088,839	BRL	19,505,011	GSI	8/2/2019	23,786	—
USD	2,066,116	BRL	8,400,000	BNP	1/3/2020	—	(84,838)
USD	2,094,109	BRL	8,300,000	GSI	1/3/2020	—	(31,238)
USD	147,142	CAD	195,000	CITI	7/2/2019	—	(1,764)
USD	412,120	CAD	548,000	BOA	7/3/2019	—	(6,355)
USD	326,757	CAD	429,000	BNP	7/3/2019	—	(845)
USD	208,171	CAD	272,000	CITI	8/6/2019	301	—
USD	409,980	CHF	399,000	BNP	7/3/2019	1,213	—
USD	612,733	CHF	611,000	CITI	7/3/2019	—	(13,223)
USD	201,933	CHF	196,000	GSI	7/3/2019	1,135	—
USD	409,798	CHF	410,294	JPM	7/3/2019	—	(10,539)
USD	210,615	CHF	210,000	MSI	7/3/2019	—	(4,525)
USD	1,034,287	CHF	1,005,294	JPM	8/6/2019	1,103	—
USD	676,894	CLP	458,934,000	GSI	7/22/2019	—	(576)
USD	126,174	CLP	85,476,250	CITI	7/24/2019	—	(9)
USD	780,108	CNY	5,332,266	BOA	7/12/2019	3,987	—
USD	951,920	CNY	6,415,940	CITI	7/12/2019	18,067	—
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	6,121,861	CNY	41,786,248	HUS	7/12/2019	$39,792	—
USD	318,896	CNY	2,170,000	JPM	7/12/2019	3,049	—
USD	1,770,227	CNY	12,301,306	HUS	9/18/2019	—	($19,410)
USD	247,000	COP	805,296,570	HUS	7/11/2019	—	(3,505)
USD	1,677	COP	5,331,090	RBC	7/11/2019	19	—
USD	1,576,511	COP	5,022,763,816	GSI	7/24/2019	15,727	—
USD	124,000	COP	398,553,360	GSI	9/25/2019	601	—
USD	684,244	DKK	4,490,000	BARC	7/1/2019	225	—
USD	225,921	DKK	1,485,000	BNP	7/1/2019	—	(308)
USD	1,617,009	DKK	10,630,000	CITI	7/1/2019	—	(2,393)
USD	67,939	DKK	450,000	GSI	7/1/2019	—	(615)
USD	594,287	DKK	3,915,000	JPM	7/1/2019	—	(2,135)
USD	4,260,061	DKK	28,047,108	MSI	7/1/2019	—	(12,710)
USD	7,354,710	DKK	47,987,273	CITI	10/1/2019	—	(11,801)
USD	1,436,854	EUR	1,279,121	BNP	7/3/2019	—	(17,759)
USD	84,302	EUR	74,000	CITI	7/5/2019	135	—
USD	831,330	EUR	728,121	BNP	8/6/2019	1,008	—
USD	1,283,057	EUR	1,129,000	BOA	8/15/2019	—	(5,280)
USD	14,582,964	EUR	12,840,000	CITI	8/15/2019	—	(69,167)
USD	884,487	EUR	773,000	JPM	8/15/2019	2,393	—
USD	762,793	EUR	678,000	SCB	8/15/2019	—	(10,895)
USD	459,013	GBP	360,000	BNP	7/2/2019	1,832	—
USD	449,533	GBP	355,000	CITI	7/2/2019	—	(1,299)
USD	1,637,193	GBP	1,293,511	SCB	7/2/2019	—	(5,500)
USD	808,147	GBP	642,000	JPM	7/3/2019	—	(7,202)
USD	619,828	GBP	487,000	SCB	7/3/2019	1,331	—
USD	2,424,376	GBP	1,908,511	BNP	8/2/2019	—	(3,115)
USD	2,025,234	HKD	15,841,907	HUS	8/12/2019	—	(3,112)
USD	357,873	HKD	2,799,000	UBS	8/12/2019	—	(502)
USD	253,275	HKD	1,981,000	BARC	12/16/2019	—	(581)
USD	471,547	HKD	3,690,000	CITI	12/16/2019	—	(1,309)
USD	936,796	HKD	7,324,554	HUS	12/16/2019	—	(1,811)
USD	295,736	HKD	2,313,907	MSI	12/16/2019	—	(781)
USD	100,581	HUF	28,497,000	GSI	7/15/2019	195	—
USD	165,000	IDR	2,355,045,000	SCB	9/18/2019	—	(87)
USD	1,758,857	INR	123,375,000	JPM	7/8/2019	—	(28,863)
USD	794,213	INR	55,880,819	BNP	10/18/2019	—	(4,938)
USD	620,000	INR	45,571,147	HUS	10/18/2019	—	(31,712)
USD	1,781,147	INR	129,222,180	GSI	4/27/2020	—	(24,199)
USD	895,461	INR	64,341,500	BNP	5/4/2020	—	(2,663)
USD	891,354	INR	64,231,000	JPM	5/4/2020	—	(5,228)
USD	657,793	JPY	70,800,000	UBS	7/2/2019	1,112	—
USD	204,250	JPY	21,823,000	BNP	7/3/2019	1,822	—
USD	412,186	JPY	44,713,000	JPM	7/3/2019	—	(2,568)
USD	1,030,383	JPY	111,793,000	SCB	7/3/2019	—	(6,599)
USD	1,033,502	JPY	110,985,000	BNP	8/6/2019	1,348	—
USD	697,096	JPY	75,400,000	BARC	8/15/2019	—	(4,549)
USD	306,476	JPY	33,000,000	CITI	8/15/2019	—	(610)
USD	525,215	JPY	57,400,000	GSI	8/15/2019	—	(8,928)
USD	2,580,405	JPY	282,600,000	HUS	8/15/2019	—	(49,366)
USD	61,464	JPY	6,600,000	JPM	8/15/2019	47	—
USD	473,378	JPY	51,000,000	SCB	8/15/2019	—	(1,209)
USD	406,000	KRW	472,990,000	CITI	7/24/2019	—	(2,872)
USD	133,000	KRW	154,918,400	JPM	7/24/2019	—	(918)
USD	44,000	KRW	50,723,200	GSI	9/18/2019	78	—
USD	96,000	KRW	110,924,832	MSI	9/18/2019	—	(51)
USD	472,000	KRW	544,452,000	UBS	9/18/2019	554	—
USD	1,456,505	MXN	28,774,000	CITI	8/14/2019	—	(32,086)
USD	466,991	MXN	9,282,000	GSI	8/14/2019	—	(13,203)
USD	330,672	MXN	6,557,000	JPM	8/14/2019	—	(8,548)
USD	2,118,584	MXN	42,687,355	CITI	10/16/2019	—	(66,780)
USD	5,625	NOK	49,000	BNP	7/3/2019	—	(120)
USD	608,668	NOK	5,322,000	CITI	7/3/2019	—	(15,235)
USD	828,643	NOK	7,030,000	MSI	7/3/2019	4,509	—
USD	614,335	NOK	5,232,000	BNP	8/6/2019	302	—
USD	273,344	NOK	2,380,000	CITI	8/15/2019	—	(6,036)
The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	413,847	NZD	625,000	HUS	7/3/2019	—	($6,038)
USD	827,699	NZD	1,250,000	UBS	7/3/2019	—	(12,071)
USD	423,994	PEN	1,414,782	CITI	7/15/2019	—	(5,436)
USD	215,282	PEN	711,702	CITI	9/17/2019	—	(166)
USD	204,369	PLN	770,000	MSI	7/15/2019	—	(1,940)
USD	829,916	SEK	7,801,000	CITI	7/3/2019	—	(10,217)
USD	1,039,102	SEK	9,633,961	UBS	7/3/2019	$1,568	—
USD	61,949	SEK	595,000	BOA	8/15/2019	—	(2,332)
USD	8,205,536	SEK	78,548,835	GSI	8/15/2019	—	(280,550)
USD	36,669	SEK	340,000	HUS	8/15/2019	—	(63)
USD	607,851	SGD	832,027	BOA	9/18/2019	—	(7,821)
USD	652,657	TRY	3,887,963	UBS	7/5/2019	—	(17,315)
USD	794,154	TWD	24,857,794	HUS	11/21/2019	—	(13,502)
USD	93,212	TWD	2,925,000	JPM	11/21/2019	—	(1,824)
USD	116,625	TWD	3,650,000	SCB	11/21/2019	—	(1,968)
USD	120,417	ZAR	1,742,000	BARC	7/8/2019	—	(3,167)
USD	188,632	ZAR	2,687,000	JPM	7/8/2019	—	(1,995)
ZAR	26,519,000	USD	1,810,249	JPM	7/8/2019	71,114	—
						$1,575,913	($1,457,500)

WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
10-Year U.S. Treasury Note Futures	USD	127.00	Jul 2019	14	14,000	$ 5,670	$(16,406)
10-Year U.S. Treasury Note Futures	USD	129.00	Jul 2019	27	27,000	9,421	(6,750)
						$15,091	$(23,156)
Puts
10-Year U.S. Treasury Note Futures	USD	125.50	Jul 2019	27	27,000	9,065	(1,477)
						$ 9,065	$ (1,477)
						$24,156	$(24,633)
Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar versus Chinese Yuan Renminbi	HUS	USD	6.95	Jul 2019	1,030,000	$ 1,891	$ (2,647)
						$ 1,891	$ (2,647)
Puts
Australian Dollar versus Canadian Dollar	HUS	AUD	0.91	Sep 2019	1,500,000	4,538	(5,202)
U.S. Dollar versus Chinese Yuan Renminbi	HUS	USD	6.79	Jul 2019	1,030,000	2,714	(2,037)
U.S. Dollar versus Colombian Peso	GSI	USD	3,165.00	Aug 2019	1,030,000	8,518	(8,330)
U.S. Dollar versus South African Rand	GSI	USD	14.20	Jul 2019	840,000	4,754	(13,733)
						$20,524	$(29,302)
						$22,415	$(31,949)
* For this type of option, notional amounts are equivalent to number of contracts.
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
2-Year Interest Rate Swap	MSCS	6 month JPY LIBOR	Pay	0.047%	Jun 2020	JPY	337,000,000	$1,110	$(1,110)
								$1,110	$(1,110)
* For this type of option, notional amounts are equivalent to number of contracts.
The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Credit Default Swap	BOA	CDX.NA.IG.32	Sell	0.900%	Aug 2019	USD	400,000	$ 480	$ (34)
5-Year Credit Default Swap	CITI	CDX.NA.IG.32	Sell	0.950%	Aug 2019	USD	1,300,000	1,313	(80)
5-Year Credit Default Swap	GSI	CDX.NA.IG.32	Sell	0.900%	Aug 2019	USD	800,000	796	(69)
5-Year Credit Default Swap	MSI	CDX.NA.IG.32	Sell	0.900%	Aug 2019	USD	400,000	400	(34)
5-Year Credit Default Swap	CSFB	CDX.NA.IG.32	Sell	1.050%	Sep 2019	USD	100,000	110	(10)
5-Year Credit Default Swap	DB	CDX.NA.IG.32	Sell	0.950%	Sep 2019	USD	300,000	330	(51)
5-Year Credit Default Swap	GSI	CDX.NA.IG.31	Sell	2.400%	Sep 2019	USD	500,000	850	—
5-Year Credit Default Swap	GSI	iTraxx Europe Series 30 Version 2	Sell	2.400%	Sep 2019	EUR	500,000	966	(2)
5-Year Credit Default Swap	GSI	CDX.NA.IG.32	Sell	0.950%	Sep 2019	USD	500,000	583	(85)
								$5,828	$(365)
* For this type of option, notional amounts are equivalent to number of contracts.
Inflation floors
Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date		Notional amount*	Premium	Value
Floor- CPURNSA Index	CITI	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Index Initial)) or $0	Sep 2020	USD	1,900,000	$24,510	—
							$24,510	—
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP	1,200,000	ILS	ILS TELBOR Reuters	Fixed 1.180%	Annual	Quarterly	Jan 2024	—	$8,668	$8,668
BNP	6,100,000	CNY	CNY CNREPOFIX CFXS Reuters	Fixed 3.005%	Quarterly	Quarterly	Jun 2024	—	4,388	4,388
BNP	400,000	ILS	ILS TELBOR Reuters	Fixed 1.786%	Annual	Quarterly	May 2029	—	3,436	3,436
BOA	11,800,000	CNY	CNY CNREPOFIX CFXS Reuters	Fixed 3.025%	Quarterly	Quarterly	Jun 2024	—	10,103	10,103
CITI	3,500,000	CNY	CNY CNREPOFIX CFXS Reuters	Fixed 2.935%	Quarterly	Quarterly	Apr 2024	—	954	954
CITI	800,000	ILS	ILS TELBOR Reuters	Fixed 1.755%	Annual	Quarterly	Apr 2029	—	6,244	6,244
GSCM	700,000	ILS	ILS TELBOR Reuters	Fixed 1.780%	Annual	Quarterly	Apr 2029	—	6,021	6,021
GSCM	700,000	ILS	ILS TELBOR Reuters	Fixed 1.779%	Annual	Quarterly	Apr 2029	—	5,902	5,902
GSI	2,500,000	CNY	CNY CNREPOFIX CFXS Reuters	Fixed 2.930%	Quarterly	Quarterly	Apr 2024	—	595	595
GSI	4,800,000	CNY	CNY CNREPOFIX CFXS Reuters	Fixed 3.010%	Quarterly	Quarterly	Jun 2024	—	3,617	3,617
GSI	1,389,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.785%	Quarterly	Quarterly	Mar 2029	—	40,126	40,126
HUS	800,000	ILS	ILS TELBOR Reuters	Fixed 1.785%	Annual	Quarterly	Apr 2029	—	6,945	6,945
JPM	700,000	ILS	ILS TELBOR Reuters	Fixed 1.775%	Annual	Quarterly	Apr 2029	$311	5,580	5,891
MSI	17,700,000	CNY	CNY CNREPOFIX CFXS Reuters	Fixed 3.200%	Quarterly	Quarterly	Jun 2024	—	36,337	36,337
NOM	1,250,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.725%	Quarterly	Quarterly	Mar 2024	—	15,646	15,646
SCB	216,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.795%	Quarterly	Quarterly	Mar 2029	—	6,418	6,418
								$311	$160,980	$161,291
Centrally cleared	64,900,000	BRL	Fixed 6.450%	BRL CDI	Annual	Annual	Jan 2020	(869)	(38,721)	(39,590)
Centrally cleared	40,800,000	BRL	Fixed 6.370%	BRL CDI	Annual	Annual	Jan 2020	(25)	(18,368)	(18,393)
Centrally cleared	1,820,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Feb 2020	1,138	15,149	16,287
Centrally cleared	14,400,000	USD	1 month LIBOR + 0.117%	3 month LIBOR	Quarterly	Quarterly	Mar 2020	—	4,093	4,093
Centrally cleared	68,000,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	646,435	(446,160)	200,275
Centrally cleared	7,300,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Terminated	Quarterly	Dec 2020	20,695	46,592	67,287
Centrally cleared	900,000	BRL	BRL CDI	Fixed 8.880%	Terminated	Terminated	Jan 2021	853	13,418	14,271
Centrally cleared	21,700,000	BRL	Fixed 7.345%	BRL CDI	Terminated	Terminated	Jul 2021	269	(133,336)	(133,067)
Centrally cleared	11,200,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Sep 2021	(40,689)	87,121	46,432
Centrally cleared	9,500,000	EUR	Fixed 0.000%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2021	(60,801)	(24,669)	(85,470)
Centrally cleared	7,300,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Terminated	Quarterly	Dec 2021	(3,190)	(63,221)	(66,411)
Centrally cleared	11,700,000	EUR	Fixed 0.000%	EUR EURIBOR Reuters	Annual	Semi-Annual	Dec 2021	(97,867)	(6,490)	(104,357)
Centrally cleared	8,800,000	USD	1 month LIBOR + 0.091%	3 month LIBOR	Quarterly	Quarterly	Mar 2022	(358)	235	(123)
Centrally cleared	29,600,000	USD	1 month LIBOR + 0.084%	3 month LIBOR	Quarterly	Quarterly	Apr 2022	—	1,282	1,282
The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	7,000,000	USD	1 month LIBOR + 0.084%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	—	$4,721	$4,721
Centrally cleared	8,500,000	USD	1 month LIBOR + 0.085%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	$(378)	6,227	5,849
Centrally cleared	8,600,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(28,184)	6,597	(21,587)
Centrally cleared	3,300,000	USD	Fixed 8.625%	USD LIBOR BBA	Quarterly	Quarterly	Apr 2023	—	(18)	(18)
Centrally cleared	16,300,000	USD	1 month LIBOR + 0.073%	3 month LIBOR	Quarterly	Quarterly	Apr 2023	—	1,685	1,685
Centrally cleared	8,200,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	2,821	4,581	7,402
Centrally cleared	9,400,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Dec 2023	(170,707)	523,300	352,593
Centrally cleared	54,200,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	893,756	(884,233)	9,523
Centrally cleared	2,700,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2024	70,405	87,814	158,219
Centrally cleared	9,600,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2024	214,267	353,567	567,834
Centrally cleared	23,800,000	SEK	SEK STIBOR SIDE	Fixed 0.500%	Annual	Quarterly	Jun 2024	54,297	(1,746)	52,551
Centrally cleared	15,300,000	EUR	EUR EURIBOR Reuters	Fixed 0.250%	Annual	Semi-Annual	Sep 2024	63,813	345,245	409,058
Centrally cleared	700,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Dec 2024	6,584	925	7,509
Centrally cleared	4,100,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Dec 2024	16,582	3,084	19,666
Centrally cleared	1,200,000	USD	Fixed 2.696%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	—	(76,710)	(76,710)
Centrally cleared	1,200,000	USD	Fixed 2.684%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	(32)	(75,869)	(75,901)
Centrally cleared	1,200,000	USD	Fixed 2.673%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	—	(75,159)	(75,159)
Centrally cleared	1,900,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2026	(54,045)	(91,416)	(145,461)
Centrally cleared	600,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	(15,361)	(39,460)	(54,821)
Centrally cleared	2,900,000	CZK	CZK PRIBOR PRBO	Fixed 1.913%	Annual	Semi-Annual	Jan 2029	—	3,677	3,677
Centrally cleared	4,600,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2029	(21,956)	146,356	124,400
Centrally cleared	1,400,000	USD	1 month LIBOR + 0.088%	3 month LIBOR	Quarterly	Quarterly	May 2029	—	(151)	(151)
Centrally cleared	6,400,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2029	(198,610)	(411,266)	(609,876)
Centrally cleared	750,000,000	JPY	Fixed 0.200%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2029	(68,863)	(60,996)	(129,859)
Centrally cleared	8,600,000	EUR	EUR EURIBOR Reuters	Fixed 1.310%	Annual	Semi-Annual	Jun 2029	279,000	83,301	362,301
Centrally cleared	11,750,000	EUR	EUR EURIBOR Reuters	Fixed 0.750%	Annual	Semi-Annual	Sep 2029	103,097	638,989	742,086
Centrally cleared	400,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Sep 2029	2,926	18,554	21,480
Centrally cleared	2,500,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Dec 2029	(11,049)	(11,087)	(22,136)
Centrally cleared	8,400,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Dec 2029	163,391	93,080	256,471
Centrally cleared	2,000,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(72,852)	(150,068)	(222,920)
Centrally cleared	4,300,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	454,646	(701,096)	(246,450)
Centrally cleared	2,000,000	CAD	CAD BA CDOR	Fixed 2.750%	Semi-Annual	Semi-Annual	Dec 2048	(12,494)	246,729	234,235
Centrally cleared	700,000	CAD	CAD BA CDOR	Fixed 2.565%	Semi-Annual	Semi-Annual	Mar 2049	(7)	60,269	60,262
Centrally cleared	110,000,000	JPY	JPY LIBOR BBA	Fixed 0.500%	Semi-Annual	Semi-Annual	Jun 2049	(10,498)	44,767	34,269
Centrally cleared	2,050,000	EUR	Fixed 1.250%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2049	(8,089)	(333,204)	(341,293)
Centrally cleared	100,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Sep 2049	(1,598)	10,062	8,464
Centrally cleared	700,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(111,978)	(111,978)
Centrally cleared	6,900,000	CAD	CAD BA CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Dec 2056	100,033	236,914	336,947
								$2,216,486	$(667,088)	$1,549,398
								$2,216,797	$(506,108)	$1,710,689
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP	Commerzbank AG	1,200,000	EUR	$1,307,340	1.000%	Quarterly	Jun 2022	$36,055	$(44,172)	$(8,117)
BNP	Government of Japan	2,300,000	USD	2,300,000	1.000%	Quarterly	Jun 2022	(48,668)	(12,131)	(60,799)
BNP	Republic of Korea	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2023	(37,229)	(18,383)	(55,612)
BOA	Government of Japan	300,000	USD	300,000	1.000%	Quarterly	Jun 2022	(6,241)	(1,689)	(7,930)
CITI	Government of Japan	600,000	USD	600,000	1.000%	Quarterly	Jun 2022	(12,533)	(3,328)	(15,861)
GSI	People’s Republic of China	1,700,000	USD	1,700,000	1.000%	Quarterly	Jun 2023	(26,164)	(18,489)	(44,653)
HUS	Republic of Korea	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(17,896)	(8,447)	(26,343)
				$9,007,340				$(112,676)	$(106,639)	$(219,315)
Centrally cleared	BASF SE	400,000	EUR	425,960	1.000%	Quarterly	Dec 2020	(3,654)	(2,862)	(6,516)
Centrally cleared	Fortum OYJ	200,000	EUR	212,510	1.000%	Quarterly	Dec 2020	(1,131)	(1,889)	(3,020)
Centrally cleared	Reynolds American, Inc.	1,600,000	USD	1,600,000	1.000%	Quarterly	Dec 2020	(17,150)	(3,568)	(20,718)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(1,207)	(1,838)	(3,045)
The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG.32	4,300,000	USD	$4,300,000	1.000%	Quarterly	Jun 2029	$17,589	$(21,526)	$(3,937)
				$6,755,420				$(5,553)	$(31,683)	$(37,236)
				$15,762,760				$(118,229)	$(138,322)	$(256,551)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of South Africa	1.670%	500,000	USD	$500,000	1.000%	Quarterly	Jun 2024	$(20,996)	$5,579	$(15,417)
JPM	A.P. Moller - Maersk A/S	0.801%	1,300,000	EUR	1,534,064	1.000%	Quarterly	Jun 2022	(4,453)	13,699	9,246
					$2,034,064				$(25,449)	$19,278	$(6,171)
Centrally cleared	Deutsche Bank AG	0.572%	600,000	EUR	671,550	1.000%	Quarterly	Dec 2019	1,196	432	1,628
Centrally cleared	Daimler AG	0.170%	200,000	EUR	245,260	1.000%	Quarterly	Dec 2020	1,840	1,071	2,911
Centrally cleared	Exelon Generation Company LLC	0.434%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(23,462)	48,634	25,172
Centrally cleared	CDX.EM.31	1.691%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2024	(72,551)	25,684	(46,867)
Centrally cleared	CDX.NA.IG.32	0.545%	5,300,000	USD	5,300,000	1.000%	Quarterly	Jun 2024	103,886	11,484	115,370
Centrally cleared	iTraxx Europe Crossover Series 31 Version 1	2.540%	400,000	EUR	449,180	5.000%	Quarterly	Jun 2024	50,060	1,945	52,005
Centrally cleared	iTraxx Europe Series 31 Version 2	0.523%	1,800,000	EUR	2,015,100	1.000%	Quarterly	Jun 2024	43,344	5,984	49,328
Centrally cleared	Tesco PLC	1.214%	1,000,000	EUR	1,223,300	1.000%	Quarterly	Jun 2025	(27,940)	13,932	(14,008)
Centrally cleared	Royal Dutch Shell PLC	0.486%	700,000	EUR	738,745	1.000%	Quarterly	Dec 2026	(14,890)	45,861	30,971
					$13,643,135				$61,483	$155,027	$216,510
					$15,677,199				$36,034	$174,305	$210,339
Total return swaps
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-month USD LIBOR	Quarterly	USD	900,000	Mar 2020	BARC	—	$(23,394)	$(23,394)
Pay	iBoxx $ Liquid Investment Grade Index	3-month USD LIBOR	Quarterly	USD	700,000	Sep 2019	GSI	—	(49,863)	(49,863)
Pay	iBoxx $ Liquid Investment Grade Index	3-month USD LIBOR	Quarterly	USD	500,000	Sep 2019	JPM	—	(27,466)	(27,466)
Pay	iBoxx $ Liquid Investment Grade Index	3-month USD LIBOR	Quarterly	USD	200,000	Sep 2019	MSCS	—	(8,115)	(8,115)
Pay	iBoxx $ Liquid Investment Grade Index	3-month USD LIBOR	Quarterly	USD	400,000	Sep 2019	MSCS	—	(22,531)	(22,531)
								—	$(131,369)	$(131,369)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBA	The British Banker's Association
BBR	Bank Bill Rate
BNP	BNP Paribas
BOA	Bank of America, N.A.
CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CSFB	Credit Suisse First Boston International
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSCM	Goldman Sachs Capital Markets, L.P.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co. International PLC
NOM	Nomura Global Financial Products, Inc.
NWM	NatWest Markets PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
High Yield Trust
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Argentina - 0.7%		$1,465,761	0.7%
Brazil - 0.3%		665,465	0.3%
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador - 0.2%		$435,054	0.2%

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.0%		$5,552	0.0%
Mexico - 0.2%		302,294	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,538,984)		$2,874,126
CORPORATE BONDS - 83.0%
Communication services - 17.0%
Altice France SA 7.375%, 05/01/2026 (A)	$3,100,000	3,177,500	1.5%
CCO Holdings LLC 5.125% 05/01/2023 to 05/01/2027 (A)	2,190,000	2,251,141	1.1%
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (A)	880,000	910,800	0.4%
CSC Holdings LLC 5.375%, 07/15/2023 (A)	940,000	965,850	0.5%
CSC Holdings LLC 6.500%, 02/01/2029 (A)	1,030,000	1,123,988	0.5%
DISH DBS Corp. 5.875%, 11/15/2024	2,030,000	1,920,888	0.9%
DISH DBS Corp. 7.750%, 07/01/2026	2,150,000	2,107,000	1.0%
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (A)	1,010,000	1,035,250	0.5%
Sprint Capital Corp. 8.750%, 03/15/2032	885,000	1,024,388	0.5%
Sprint Corp. 7.250%, 09/15/2021	1,500,000	1,593,750	0.8%
Sprint Corp. 7.875%, 09/15/2023	2,450,000	2,664,375	1.3%
Telecom Italia SpA 5.303%, 05/30/2024 (A)	1,000,000	1,035,000	0.5%
UPC Holding BV 5.500%, 01/15/2028 (A)	950,000	954,750	0.5%
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 (A)	1,480,000	1,533,650	0.7%
OTHER SECURITIES		12,711,555	6.3%
		35,009,885
Consumer discretionary - 12.7%
Century Communities, Inc. 5.875%, 07/15/2025	1,040,000	1,045,200	0.5%
Hilton Domestic Operating Company, Inc. 4.875%, 01/15/2030 (A)	1,010,000	1,041,984	0.5%
L Brands, Inc. 5.250%, 02/01/2028	1,270,000	1,163,638	0.6%
Speedway Motorsports, Inc. 5.125%, 02/01/2023	1,090,000	1,095,450	0.5%
TopBuild Corp. 5.625%, 05/01/2026 (A)	1,050,000	1,073,625	0.5%
Weight Watchers International, Inc. 8.625%, 12/01/2025 (A)(B)	1,020,000	933,300	0.5%
OTHER SECURITIES		19,901,473	9.6%
		26,254,670
Consumer staples - 2.6%
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 (A)	1,010,000	1,050,400	0.5%
OTHER SECURITIES		4,236,331	2.1%
		5,286,731
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Energy - 12.7%
Blue Racer Midstream LLC 6.125%, 11/15/2022 (A)	$910,000	$922,513	0.4%
Extraction Oil & Gas, Inc. 5.625%, 02/01/2026 (A)	1,120,000	904,400	0.4%
MEG Energy Corp. 6.375%, 01/30/2023 (A)	948,000	902,970	0.4%
NGL Energy Partners LP 7.500%, 11/01/2023	900,000	940,500	0.5%
Northern Oil and Gas, Inc. (8.500% Cash and 1.000% PIK) 9.500%, 05/15/2023	1,145,707	1,182,942	0.6%
The Williams Companies, Inc. 7.500%, 01/15/2031	780,000	1,008,692	0.5%
WPX Energy, Inc. 8.250%, 08/01/2023	870,000	991,800	0.5%
OTHER SECURITIES		19,466,730	9.4%
		26,320,547
Financials - 8.0%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)	900,000	914,625	0.4%
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030	1,020,000	1,042,671	0.5%
DAE Funding LLC 5.750%, 11/15/2023 (A)	1,170,000	1,228,500	0.6%
Quicken Loans, Inc. 5.250%, 01/15/2028 (A)	1,300,000	1,293,500	0.6%
OTHER SECURITIES		11,974,473	5.9%
		16,453,769
Health care - 6.8%
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	1,900,000	2,125,720	1.0%
Bausch Health Companies, Inc. 7.000%, 03/15/2024 (A)	970,000	1,030,722	0.5%
HCA, Inc. 5.625%, 09/01/2028	2,140,000	2,316,550	1.1%
Tenet Healthcare Corp. 6.750%, 06/15/2023 (B)	2,100,000	2,107,875	1.0%
OTHER SECURITIES		6,477,089	3.2%
		14,057,956
Industrials - 8.6%
Avolon Holdings Funding, Ltd. 5.125%, 10/01/2023 (A)	920,000	974,703	0.5%
XPO Logistics, Inc. 6.125%, 09/01/2023 (A)	937,000	970,966	0.5%
OTHER SECURITIES		15,883,346	7.6%
		17,829,015
Information technology - 1.8%		3,705,425	1.8%
Materials - 9.7%
Alcoa Nederland Holding BV 6.125%, 05/15/2028 (A)	1,260,000	1,316,700	0.6%
Alcoa Nederland Holding BV 7.000%, 09/30/2026 (A)	1,160,000	1,245,550	0.6%
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (A)	1,070,000	1,107,450	0.5%
First Quantum Minerals, Ltd. 7.500%, 04/01/2025 (A)	1,760,000	1,676,400	0.8%

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	$2,030,000	$1,857,450	0.9%
Greif, Inc. 6.500%, 03/01/2027 (A)	880,000	908,600	0.4%
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (A)	1,410,000	1,455,825	0.7%
Pactiv LLC 8.375%, 04/15/2027	1,130,000	1,226,050	0.6%
OTHER SECURITIES		9,307,990	4.6%
		20,102,015
Real estate - 2.4%		4,936,107	2.4%
Utilities - 0.7%		1,370,950	0.7%
TOTAL CORPORATE BONDS (Cost $172,520,527)		$171,327,070
CONVERTIBLE BONDS - 1.1%
Communication services - 0.8%		1,592,643	0.8%
Energy - 0.2%		317,160	0.2%
Information technology - 0.1%		239,200	0.1%
TOTAL CONVERTIBLE BONDS (Cost $2,253,625)		$2,149,003
TERM LOANS (C) - 4.1%
Communication services - 0.3%		510,479	0.3%
Consumer discretionary - 1.4%		2,815,488	1.4%
Energy - 0.4%		885,028	0.4%
Health care - 1.6%
U.S. Renal Care, Inc., Term Loan B 06/13/2026 TBD (D)	1,110,000	1,087,978	0.5%
OTHER SECURITIES		2,256,562	1.1%
		3,344,540
Industrials - 0.4%		815,535	0.4%
TOTAL TERM LOANS (Cost $8,547,796)		$8,371,070
ASSET BACKED SECURITIES - 5.4%		11,217,457	5.4%
TOTAL ASSET BACKED SECURITIES (Cost $11,285,903)		$11,217,457
COMMON STOCKS - 1.2%
Communication services - 0.0%		0	0.0%
Consumer discretionary - 0.0%		11,275	0.0%
Energy - 1.0%
Berry Petroleum Corp.	163,685	1,735,061	0.8%
OTHER SECURITIES		361,570	0.2%
		2,096,631
Industrials - 0.2%		377,811	0.2%
TOTAL COMMON STOCKS (Cost $10,395,341)		$2,485,717
PREFERRED SECURITIES - 0.8%
Financials - 0.8%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.303% (E)	51,072	1,334,511	0.7%
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES (continued)
Financials (continued)
OTHER SECURITIES		$228,088	0.1%
		1,562,599
TOTAL PREFERRED SECURITIES (Cost $1,427,013)		$1,562,599
ESCROW CERTIFICATES - 0.0%		500	0.0%
TOTAL ESCROW CERTIFICATES (Cost $435,127)		$500
SECURITIES LENDING COLLATERAL - 4.1%
John Hancock Collateral Trust, 2.4614% (F)(G)	846,336	8,469,623	4.1%
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,469,443)		$8,469,623
SHORT-TERM INVESTMENTS - 2.9%
Money market funds - 2.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.2551% (F)	6,093,399	6,093,399	2.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $6,093,399)		$6,093,399
Total Investments (High Yield Trust) (Cost $224,967,158) - 104.0%		$214,550,564	104.0%
Other assets and liabilities, net - (4.0)%		(8,217,041)	(4.0%)
TOTAL NET ASSETS - 100.0%		$206,333,523	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $109,667,735 or 53.2% of the fund's net assets as of 6-30-19.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Sep 2019	$10,002,328	$10,161,438	$159,110
U.S. Treasury Long Bond Futures	11	Short	Sep 2019	(1,666,137)	(1,711,531)	(45,394)
						$113,716

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	1,872,009	USD	1,405,435	JPM	7/17/2019	$24,588	—
EUR	70,000	USD	78,673	JPM	7/17/2019	1,024	—
MXN	1,174,325	USD	61,080	JPM	7/17/2019	—	($47)
USD	222,940	EUR	197,131	JPM	7/17/2019	—	(1,499)
						$25,612	($1,546)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 58.9%
U.S. Treasury Bonds - 10.0%
2.250%, 08/15/2046	$975,000	$919,890	0.4%
2.500%, 02/15/2045 (A)	1,204,000	1,198,074	0.5%
2.875%, 05/15/2043	1,170,000	1,250,209	0.5%
3.000%, 11/15/2044 to 02/15/2048	1,878,000	2,055,351	0.8%
3.000%, 11/15/2045 (A)	3,372,000	3,685,886	1.4%
3.125%, 08/15/2044 to 05/15/2048	7,080,000	7,905,539	3.0%
3.750%, 11/15/2043 (A)	3,789,000	4,660,322	1.8%
4.375%, 11/15/2039 (A)	2,205,000	2,929,119	1.1%
OTHER SECURITIES		1,467,892	0.5%
		26,072,282
U.S. Treasury Inflation Protected Securities - 4.3%
0.375%, 07/15/2027 (A)	7,562,180	7,632,478	2.9%
0.625%, 01/15/2026	1,989,305	2,037,075	0.8%
0.875%, 01/15/2029	1,340,741	1,411,406	0.6%
		11,080,959
U.S. Treasury Notes - 12.0%
1.625%, 11/30/2020	980,000	976,784	0.4%
1.875%, 01/31/2022 to 02/28/2022	7,435,000	7,459,686	2.8%
2.000%, 06/30/2024 to 02/15/2025 (A)	9,527,000	9,620,581	3.7%
2.250%, 04/15/2022 to 08/15/2027	3,105,000	3,157,008	1.2%
2.875%, 08/15/2028	2,090,000	2,244,791	0.9%
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.125%, 05/15/2021 (A)	$7,350,000	$7,528,869	2.9%
OTHER SECURITIES		324,933	0.1%
		31,312,652
Federal Home Loan Mortgage Corp. - 3.8%
3.000%, TBA (B)	4,500,000	4,540,069	1.7%
3.500%, 03/01/2048 to 06/01/2048	5,027,593	5,165,979	2.0%
OTHER SECURITIES		193,869	0.1%
		9,899,917
Federal National Mortgage Association - 20.1%
2.500%, 07/01/2030 to 04/01/2045	1,599,345	1,597,452	0.6%
2.660%, 03/01/2027	815,000	829,832	0.3%
3.000%, TBA (B)	25,000,000	25,221,375	9.7%
3.500%, 06/01/2046 to 05/01/2048	11,993,751	12,351,318	4.8%
4.000%, TBA (B)	5,800,000	5,994,025	2.3%
4.500%, TBA (B)	3,300,000	3,448,206	1.3%
5.000%, TBA (B)	1,800,000	1,902,234	0.8%
OTHER SECURITIES		769,179	0.3%
		52,113,621
Government National Mortgage Association - 8.7%
3.000%, TBA (B)	4,300,000	4,392,425	1.7%
3.500%, TBA (B)	9,100,000	9,396,534	3.6%
4.000%, TBA (B)	3,600,000	3,732,019	1.4%

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.500%, TBA (B)	$4,600,000	$4,795,128	1.9%
OTHER SECURITIES		357,810	0.1%
		22,673,916
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $150,213,999)		$153,153,347
FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Argentina - 0.1%		111,158	0.1%
Dominican Republic - 0.2%		444,661	0.2%
Ghana - 0.1%		201,501	0.1%
Hungary - 0.0%		91,797	0.0%
Italy - 0.0%		103,012	0.0%
Qatar - 0.5%		1,346,955	0.5%
Romania - 0.2%		474,668	0.2%
Tunisia - 0.1%		221,308	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,826,820)		$2,995,060
CORPORATE BONDS - 28.8%
Communication services - 3.9%		10,109,062	3.9%
Consumer discretionary - 1.1%		2,902,752	1.1%
Consumer staples - 2.3%
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	908,000	1,078,677	0.4%
OTHER SECURITIES		4,973,659	1.9%
		6,052,336
Energy - 2.7%		6,977,871	2.7%
Financials - 8.7%
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028	825,000	866,450	0.3%
OTHER SECURITIES		21,876,213	8.4%
		22,742,663
Health care - 2.5%
Cigna Corp. 4.375%, 10/15/2028 (C)	885,000	954,459	0.4%
OTHER SECURITIES		5,595,000	2.1%
		6,549,459
Industrials - 1.7%		4,433,832	1.7%
Information technology - 2.1%		5,361,663	2.1%
Materials - 1.8%		4,688,323	1.8%
Real estate - 0.5%		1,236,316	0.5%
Utilities - 1.5%		3,845,661	1.5%
TOTAL CORPORATE BONDS (Cost $71,281,092)		$74,899,938
MUNICIPAL BONDS - 0.8%		2,180,475	0.8%
TOTAL MUNICIPAL BONDS (Cost $2,046,313)		$2,180,475
TERM LOANS (D) - 1.6%
Communication services - 0.2%		660,996	0.2%
Consumer discretionary - 0.3%		928,875	0.3%
Consumer staples - 0.2%		486,204	0.2%
Energy - 0.1%		209,916	0.1%
Financials - 0.1%		186,390	0.1%
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Health care - 0.2%		$527,705	0.2%
Industrials - 0.2%		539,798	0.2%
Information technology - 0.2%		463,156	0.2%
Materials - 0.1%		222,360	0.1%
TOTAL TERM LOANS (Cost $4,323,041)		$4,225,400
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.5%
Commercial and residential - 11.5%
Angel Oak Mortgage Trust Series 2019-3, Class A1, 2.930%, 05/25/2059 (C)(E)	$895,000	899,501	0.4%
Arroyo Mortgage Trust Series 2019-2, Class A1, 3.347%, 04/25/2049 (C)(E)	872,556	884,655	0.3%
BBCMS Mortgage Trust Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 3.244%, 08/15/2036 (C)(F)	949,000	947,517	0.4%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (C)	800,000	832,777	0.3%
New Residential Mortgage Loan Trust Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(E)	850,412	884,669	0.3%
OTHER SECURITIES		25,520,165	9.8%
		29,969,284
Federal Home Loan Mortgage Corp. - 0.5%		1,320,814	0.5%
Federal National Mortgage Association - 3.3%		8,600,175	3.3%
Government National Mortgage Association - 0.2%		359,334	0.2%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,627,932)		$40,249,607
ASSET BACKED SECURITIES - 14.3%
Apidos CLO XXI Series 2015-21A, Class A1R (3 month LIBOR + 0.930%), 3.531%, 07/18/2027 (C)(F)	1,080,000	1,080,069	0.4%
Avery Point VI CLO, Ltd. Series 2015-6A, Class AR (3 month LIBOR + 1.050%), 3.615%, 08/05/2027 (C)(F)	1,230,000	1,230,130	0.5%
Legacy Mortgage Asset Trust Series 2018-GS1, Class A1, 4.000%, 03/25/2058 (C)	852,439	860,271	0.3%
New Residential Mortgage LLC Series 2018-FNT2, Class A, 3.790%, 07/25/2054 (C)	800,786	820,288	0.3%
OCP CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.850%), 3.438%, 04/17/2027 (C)(F)	1,065,000	1,064,161	0.4%

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
OneMain Financial Issuance Trust Series 2017-1A, Class A1, 2.370%, 09/14/2032 (C)		$889,000	$887,214	0.3%
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%), 3.633%, 04/30/2027 (C)(F)		1,025,000	1,024,980	0.4%
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%), 3.512%, 10/20/2027 (C)(F)		1,285,000	1,282,929	0.5%
Springleaf Funding Trust Series 2017-AA, Class A, 2.680%, 07/15/2030 (C)		900,000	901,820	0.4%
Towd Point Mortgage Trust Series 2017-1, Class A1, 2.750%, 10/25/2056 (C)(E)		870,283	873,628	0.3%
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%), 3.477%, 07/15/2027 (C)(F)		915,000	914,989	0.4%
OTHER SECURITIES			26,118,060	10.1%
TOTAL ASSET BACKED SECURITIES (Cost $37,007,179)			$37,058,539
SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral Trust, 2.4614% (G)(H)		109,701	1,097,819	0.4%
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,097,793)			$1,097,819
CERTIFICATE OF DEPOSIT - 0.0%			50,030	0.0%
SHORT-TERM INVESTMENTS - 4.1%
Foreign government - 1.0%
Japan Treasury Discount Bill, (0.148)%, 08/26/2019 *	JPY	110,700,000	1,026,985	0.4%
OTHER SECURITIES			1,619,506	0.6%
			2,646,491
Repurchase agreement - 3.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-28-19 at 2.510% to be repurchased at $7,901,652 on 7-1-19, collateralized by $7,833,500 U.S. Treasury Notes, 2.500% due 2-15-22 (valued at $8,058,024, including interest)		$7,900,000	7,900,000	3.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $10,485,260)			$10,546,491
Total Investments (Investment Quality Bond Trust) (Cost $318,959,440) - 125.6%			$326,456,706	125.6%
Other assets and liabilities, net - (25.6)%			(66,589,579)	(25.6%)
TOTAL NET ASSETS - 100.0%			$259,867,127	100.0%
Investment Quality Bond Trust (continued)
Currency Abbreviations
JPY	Japanese Yen
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $76,865,201 or 29.6% of the fund's net assets as of 6-30-19.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-19.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	193	Long	Sep 2019	$41,416,245	$41,529,680	$113,435
5-Year U.S. Treasury Note Futures	32	Long	Sep 2019	3,734,170	3,781,000	46,830
U.S. Treasury Long Bond Futures	7	Long	Sep 2019	1,060,089	1,089,155	29,066
10-Year Ultra U.S. Treasury Bond Futures	12	Short	Sep 2019	(1,613,416)	(1,657,500)	(44,084)
Ultra U.S. Treasury Bond Futures	5	Short	Sep 2019	(852,179)	(887,813)	(35,634)
						$109,613

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	200,000	USD	228,564	BNP	7/31/2019	—	($596)
USD	44,785	AUD	65,000	SSB	8/7/2019	—	(904)
USD	57,549	AUD	80,000	NWM	9/26/2019	$1,243	—
USD	29,963	CAD	40,000	SCB	7/8/2019	—	(587)
USD	82,140	CAD	110,000	HSBC	7/31/2019	—	(1,916)
USD	37,405	CAD	50,000	JPM	8/26/2019	—	(817)
USD	74,652	CAD	100,000	BNP	9/3/2019	—	(1,802)
USD	56,512	CAD	75,000	CITI	9/10/2019	—	(835)
USD	11,327	CAD	15,000	NWM	9/10/2019	—	(142)
USD	37,643	CAD	50,000	GSI	10/1/2019	—	(599)
USD	113,781	CAD	150,000	SSB	10/1/2019	—	(946)
USD	75,822	CAD	100,000	GSI	12/3/2019	—	(713)
USD	37,596	CAD	50,000	DB	6/1/2020	—	(707)
USD	1,478,580	EUR	1,294,000	GSI	7/31/2019	3,636	—
USD	81,390	EUR	70,000	BNP	8/16/2019	1,504	—
USD	84,760	EUR	75,000	JPM	9/3/2019	—	(947)
USD	634,647	EUR	556,000	BNP	9/18/2019	—	(1,445)
USD	17,168	EUR	15,000	MSI	10/30/2019	—	(47)
USD	17,187	EUR	15,000	MSI	11/15/2019	—	(49)
USD	566,424	JPY	62,800,000	JPM	7/22/2019	—	(16,967)
USD	58,084	JPY	6,450,000	MSI	7/29/2019	—	(1,866)
USD	116,984	JPY	12,750,000	JPM	8/13/2019	—	(1,646)
USD	1,016,996	JPY	110,700,000	JPM	8/26/2019	—	(13,908)
USD	390,389	JPY	42,000,000	JPM	9/17/2019	—	(1,354)
						$6,383	($48,793)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	5,100,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(1,063,346)	$(1,063,346)
JPM	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	—	(436,888)	(436,888)
								—	$(1,500,234)	$(1,500,234)
Centrally cleared	3,540,000	USD	Fixed 2.360%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2024	—	(95,923)	(95,923)
Centrally cleared	3,310,000	USD	Fixed 2.359%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2024	—	(89,531)	(89,531)
Centrally cleared	4,720,000	USD	Fixed 2.358%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2024	—	(127,443)	(127,443)
Centrally cleared	3,445,000	USD	Fixed 2.363%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2024	—	(93,764)	(93,764)
Centrally cleared	1,620,000	USD	Fixed 1.625%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Nov 2026	—	7,013	7,013
Centrally cleared	1,640,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	$(35,107)	(156,987)	(192,094)
								$(35,107)	$(556,635)	$(591,742)
								$(35,107)	$(2,056,869)	$(2,091,976)
The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.32	573,000	USD	$573,000	5.000%	Quarterly	Jun 2024	$(39,869)	$(4,268)	$(44,137)
Centrally cleared	CDX.NA.IG.32	1,216,000	USD	1,216,000	1.000%	Quarterly	Jun 2024	(20,777)	(5,691)	(26,468)
				$1,789,000				$(60,646)	$(9,959)	$(70,605)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	6.646%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(18,088)	$7,313	$(10,775)
GSI	CMBX.NA.BBB-.6	6.646%	140,000	USD	140,000	3.000%	Monthly	May 2063	(22,862)	9,148	(13,714)
MSI	CMBX.NA.BBB-.6	6.646%	255,000	USD	255,000	3.000%	Monthly	May 2063	(40,527)	15,548	(24,979)
MSI	CMBX.NA.BBB-.6	6.646%	130,000	USD	130,000	3.000%	Monthly	May 2063	(21,007)	8,272	(12,735)
MSI	CMBX.NA.BBB-.6	6.646%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,937)	7,672	(11,265)
MSI	CMBX.NA.BBB-.6	6.646%	69,000	USD	69,000	3.000%	Monthly	May 2063	(11,368)	4,609	(6,759)
					$819,000				$(132,789)	$52,562	$(80,227)
Centrally cleared	CDX.EM.31	1.691%	1,110,000	USD	1,110,000	1.000%	Quarterly	Jun 2024	(37,747)	3,058	(34,689)
					$1,110,000				$(37,747)	$3,058	$(34,689)
					$1,929,000				$(170,536)	$55,620	$(114,916)
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NWM	NatWest Markets PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT - 2.0%
U.S. Treasury Notes - 2.0%
2.488%, 07/31/2019	$38,009,000	$37,974,645	2.0%
TOTAL U.S. GOVERNMENT (Cost $37,974,645)		$37,974,645
U.S. GOVERNMENT AGENCY - 72.7%
Federal Agricultural Mortgage Corp. - 8.9%
2.377%, (1 month LIBOR - 0.060%), 07/25/2019 (A)	30,000,000	30,000,000	1.5%
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
2.408%, (3 month LIBOR - 0.145%), 03/02/2020 (A)	$22,919,000	$22,919,000	1.2%
2.463%, (1 month LIBOR), 09/30/2019 (A)	20,024,000	20,024,000	1.0%
2.471%, 08/30/2019	18,992,000	18,992,000	1.0%
2.525%, (Prime rate - 3.010%), 05/20/2020 (A)	18,866,000	18,866,000	1.0%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
2.585%, (Prime rate - 2.950%), 11/27/2019 (A)	$12,062,000	$12,062,000	0.6%
OTHER SECURITIES		51,456,853	2.6%
		174,319,853
Federal Farm Credit Bank - 25.3%
2.146%, (3 month USBMMY + 0.055%), 01/27/2020 (A)	15,770,000	15,773,093	0.8%
2.216%, (3 month USBMMY + 0.085%), 08/08/2019 (A)	12,115,000	12,114,936	0.6%
2.362%, 07/12/2019	21,065,000	21,056,965	1.1%
2.366%, (1 month LIBOR + 0.190%), 08/19/2019 (A)	24,774,000	24,782,278	1.3%
2.436%, 09/18/2019	15,132,000	15,052,637	0.8%
2.438%, (1 month LIBOR), 09/25/2020 (A)	16,549,000	16,548,997	0.9%
2.440%, (1 month LIBOR), 04/27/2020 (A)	19,718,000	19,717,554	1.0%
2.464%, (Prime rate - 3.075%), 09/05/2019 (A)	18,548,000	18,547,832	1.0%
2.480%, (1 month LIBOR + 0.035%), 05/13/2021 (A)	11,650,000	11,650,000	0.6%
2.489%, (3 month LIBOR - 0.135%), 10/29/2020 (A)	15,044,000	15,042,508	0.8%
2.515%, (Prime rate - 2.910%), 12/11/2019 (A)	36,438,000	36,455,814	1.9%
2.525%, (Prime rate - 3.010%), 06/07/2021 (A)	11,394,000	11,394,000	0.6%
2.565%, (Prime rate - 2.970%), 01/24/2020 (A)	16,170,000	16,170,000	0.8%
2.599%, (Prime rate - 2.960%), 07/09/2020 (A)	14,000,000	13,996,721	0.7%
2.637%, 07/08/2019	13,506,000	13,499,172	0.7%
2.704%, 09/24/2019	11,813,000	11,739,087	0.6%
OTHER SECURITIES		219,331,302	11.1%
		492,872,896
Federal Home Loan Bank - 26.9%
2.190%, 09/18/2019	18,829,000	18,740,164	1.0%
2.220%, 09/24/2019	17,700,000	17,715,732	0.9%
2.253%, 08/16/2019	82,852,000	82,617,409	4.2%
2.293%, 12/04/2019	30,745,000	30,446,569	1.6%
2.381%, 08/28/2019	13,755,000	13,703,154	0.7%
2.391%, 08/30/2019	18,809,000	18,735,363	1.0%
2.393%, 06/17/2020	15,000,000	15,000,000	0.8%
2.401%, 07/19/2019	27,917,000	27,883,987	1.4%
2.431%, 07/03/2019	38,832,000	38,826,829	2.0%
2.442%, 07/22/2019	18,916,000	18,889,462	1.0%
2.464%, 09/23/2019	15,000,000	14,999,040	0.8%
2.464%, (SOFR + 0.010%), 12/20/2019 (A)	18,835,000	18,835,000	1.0%
2.465%, (3 month LIBOR - 0.163%), 07/05/2019 (A)	13,745,000	13,745,006	0.7%
2.474%, (3 month LIBOR - 0.175%), 05/08/2020 (A)	15,415,000	15,407,762	0.8%
2.474%, (SOFR + 0.020%), 07/17/2019 (A)	11,745,000	11,745,000	0.6%
2.490%, 05/28/2020	18,825,000	18,825,000	1.0%
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
2.503%, 04/02/2020	$22,795,000	$22,795,000	1.2%
OTHER SECURITIES		125,836,892	6.2%
		524,747,369
Federal Home Loan Mortgage Corp. - 3.9%
2.393%, 06/12/2020	18,776,000	18,776,000	1.0%
2.466%, (3 month LIBOR - 0.165%), 07/05/2019 (A)	16,683,000	16,683,000	0.8%
2.543%, 05/01/2020	11,383,000	11,383,000	0.6%
OTHER SECURITIES		29,035,356	1.5%
		75,877,356
Federal National Mortgage Association - 7.7%
2.241%, 07/01/2019	37,619,000	37,619,000	1.9%
2.470%, (SOFR + 0.070%), 10/30/2019 (A)	19,104,000	19,107,419	1.0%
2.535%, (SOFR + 0.160%), 01/30/2020 (A)	11,628,000	11,633,431	0.6%
2.575%, (SOFR + 0.120%), 07/30/2019 (A)	55,000,000	55,000,000	2.8%
OTHER SECURITIES		26,647,674	1.4%
		150,007,524
Tennessee Valley Authority - 0.0%		724,155	0.0%
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,418,549,153)		$1,418,549,153
REPURCHASE AGREEMENT - 25.2%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 2.500% to be repurchased at $300,062,500 on 7-1-19, collateralized by $298,390,000 U.S. Treasury Notes, 2.250% due 11-15-24 (valued at $306,002,526, including interest)	300,000,000	300,000,000	15.4%

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENT (continued)
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $12,202,440 on 7-1-19, collateralized by $10,184,200 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $12,446,603, including interest)	$12,200,000	$12,200,000	0.6%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.480% to be repurchased at $180,037,200 on 7-1-19, collateralized by $175,245,800 U.S. Treasury Notes, 1.875% - 2.875% due 7-31-22 to 4-30-25 (valued at $183,638,012, including interest)	180,000,000	180,000,000	9.2%
TOTAL REPURCHASE AGREEMENT (Cost $492,200,000)		$492,200,000
Total Investments (Money Market Trust) (Cost $1,948,723,798) - 99.9%		$1,948,723,798	99.9%
Other assets and liabilities, net - 0.1%		1,946,511	0.1%
TOTAL NET ASSETS - 100.0%		$1,950,670,309	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
Select Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 41.1%
U.S. Treasury Bonds - 9.0%
2.750%, 11/15/2042	$299,185,000	$313,361,226	3.7%
3.000%, 02/15/2047 to 02/15/2049	405,738,000	444,684,762	5.3%
		758,045,988
U.S. Treasury Notes - 6.0%
2.000%, 05/31/2024	193,783,000	195,963,059	2.3%
2.375%, 05/15/2029 (A)	300,915,000	310,788,773	3.7%
		506,751,832
Federal Home Loan Mortgage Corp. - 8.3%
3.000%, 10/01/2031 to 12/01/2046	219,343,228	223,838,983	2.7%
3.000%, 04/01/2047 (B)	76,167,233	77,279,092	0.9%
3.500%, 01/01/2029 to 11/01/2047	211,602,022	219,740,847	2.7%
4.000%, 09/01/2041 to 12/01/2048	102,241,777	107,614,033	1.2%
4.500%, 08/01/2040 to 10/01/2041	44,850,477	48,008,057	0.6%
OTHER SECURITIES		25,353,364	0.2%
		701,834,376
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association - 17.6%
3.000%, 09/01/2027 to 10/01/2047	$198,631,991	$202,386,940	2.5%
3.500%, 05/01/2029 to 03/01/2049	439,950,350	457,021,056	5.5%
4.000%, 05/01/2025 to 10/01/2048	421,639,401	446,601,898	5.4%
4.500%, 01/01/2027 to 07/01/2048	254,242,358	271,656,658	3.1%
5.000%, 02/01/2033 to 12/01/2041	64,471,697	69,869,139	0.8%
OTHER SECURITIES		39,866,112	0.3%
		1,487,401,803
Government National Mortgage Association - 0.2%		16,402,092	0.2%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,393,851,273)		$3,470,436,091
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Qatar - 0.3%		22,266,694	0.3%
Saudi Arabia - 0.2%		16,725,490	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,597,032)		$38,992,184
CORPORATE BONDS - 37.0%
Communication services - 2.8%
Verizon Communications, Inc. 4.862%, 08/21/2046	21,490,000	25,010,741	0.3%
OTHER SECURITIES		208,242,168	2.5%
		233,252,909
Consumer discretionary - 3.2%		265,818,362	3.2%
Consumer staples - 0.7%		60,528,150	0.7%
Energy - 4.2%
Schlumberger Holdings Corp. 3.750%, 05/01/2024 (C)	21,395,000	22,318,763	0.3%
OTHER SECURITIES		332,729,671	3.9%
		355,048,434
Financials - 12.2%
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%) 07/23/2024	21,130,000	22,163,812	0.3%
Bank of Montreal 3.300%, 02/05/2024	33,810,000	35,052,882	0.4%
Citigroup, Inc. 4.600%, 03/09/2026	20,499,000	22,170,827	0.3%
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%) 06/18/2022	22,145,000	22,623,850	0.3%
Lloyds Banking Group PLC 4.450%, 05/08/2025	20,545,000	21,861,261	0.3%
Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/2022	21,535,000	21,982,548	0.3%
Regions Financial Corp. 3.800%, 08/14/2023	23,265,000	24,330,984	0.3%
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	23,233,000	24,284,830	0.3%

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)	$25,435,000	$27,648,862	0.3%
OTHER SECURITIES		811,663,019	9.4%
		1,033,782,875
Health care - 2.1%		176,415,021	2.1%
Industrials - 4.8%
The Boeing Company 3.200%, 03/01/2029	25,540,000	26,344,040	0.3%
OTHER SECURITIES		378,896,181	4.5%
		405,240,221
Information technology - 4.3%
Dell International LLC 6.020%, 06/15/2026 (C)	20,615,000	22,733,941	0.3%
Dell International LLC 8.350%, 07/15/2046 (C)	18,980,000	23,985,085	0.3%
IBM Corp. 2.850%, 05/13/2022	29,330,000	29,804,347	0.3%
Lam Research Corp. 4.000%, 03/15/2029	20,568,000	21,893,507	0.3%
Microchip Technology, Inc. 4.333%, 06/01/2023	21,443,000	22,322,639	0.3%
OTHER SECURITIES		241,363,367	2.8%
		362,102,886
Materials - 0.7%		62,414,422	0.7%
Real estate - 0.7%		59,088,607	0.7%
Utilities - 1.3%		112,624,183	1.3%
TOTAL CORPORATE BONDS (Cost $3,004,157,499)		$3,126,316,070
CAPITAL PREFERRED SECURITIES - 0.0%
Financials - 0.0%		2,413,760	0.0%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $2,691,718)		$2,413,760
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.5%
Commercial and residential - 2.0%
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2, 3.149%, 06/13/2052	21,510,000	22,270,736	0.3%
OTHER SECURITIES		141,580,963	1.7%
		163,851,699
Federal Home Loan Mortgage Corp. - 1.7%
Series K727, Class A2, 2.946%, 07/25/2024	25,907,000	26,756,643	0.3%
OTHER SECURITIES		114,075,140	1.4%
		140,831,783
Government National Mortgage Association - 0.8%		70,718,297	0.8%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $381,320,817)		$375,401,779
ASSET BACKED SECURITIES - 15.1%
Ally Master Owner Trust Series 2018-1, Class A2, 2.700%, 01/17/2023	30,910,000	31,104,854	0.4%
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
American Express Credit Account Master Trust Series 2018-8, Class A, 3.180%, 04/15/2024	$45,843,000	$46,945,377	0.6%
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5, 1.660%, 06/17/2024	30,260,000	29,999,785	0.4%
CarMax Auto Owner Trust Series 2018-4, Class A3, 3.360%, 09/15/2023	26,155,000	26,755,943	0.3%
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1, 2.490%, 01/20/2023	32,353,000	32,570,800	0.4%
Dell Equipment Finance Trust Series 2018-1, Class A3, 3.180%, 06/22/2023 (C)	26,951,000	27,252,504	0.3%
Ford Credit Auto Owner Trust Series 2015-1, Class A, 2.120%, 07/15/2026 (C)	27,458,000	27,410,673	0.3%
Ford Credit Auto Owner Trust Series 2018-1, Class A, 3.190%, 07/15/2031 (C)	25,519,000	26,288,112	0.3%
Ford Credit Floorplan Master Owner Trust Series 2018-3, Class A1, 3.520%, 10/15/2023	22,650,000	23,292,909	0.3%
GM Financial Consumer Automobile Receivables Trust Series 2018-4, Class A3, 3.210%, 10/16/2023	24,675,000	25,165,643	0.3%
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%), 2.721%, 08/25/2044 (E)	34,019,000	33,163,262	0.4%
Golden Credit Card Trust Series 2018-1A, Class A, 2.620%, 01/15/2023 (C)	48,545,000	48,853,338	0.6%
Golden Credit Card Trust Series 2018-4A, Class A, 3.440%, 10/15/2025 (C)	25,220,000	26,277,485	0.3%
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%), 2.772%, 10/28/2037 (C)(E)	27,912,012	27,369,531	0.3%
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 3.270%, 11/25/2031 (C)	23,336,000	23,597,811	0.3%
World Omni Auto Receivables Trust Series 2018-D, Class A3, 3.330%, 04/15/2024	26,320,000	26,964,885	0.3%
OTHER SECURITIES		793,056,727	9.3%
TOTAL ASSET BACKED SECURITIES (Cost $1,258,266,537)		$1,276,069,639

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES - 0.0%
Utilities - 0.0%		$1,337,477	0.0%
TOTAL PREFERRED SECURITIES (Cost $1,291,500)		$1,337,477
SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral Trust, 2.4614% (F)(G)	6,601,184	66,060,690	0.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $66,063,531)		$66,060,690
SHORT-TERM INVESTMENTS - 3.0%
U.S. Government Agency - 0.8%
Federal Home Loan Bank Discount Note, 2.000%, 07/01/2019 *	$47,995,000	47,995,000	0.6%
OTHER SECURITIES		18,400,000	0.2%
		66,395,000
Repurchase agreement - 2.2%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $142,013,397 on 7-1-19, collateralized by $143,177,000 U.S. Treasury Notes, 1.875% due 7-31-22 (valued at $144,853,709, including interest)	141,985,000	141,985,000	1.7%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $43,248,685 on 7-1-19, collateralized by $43,725,000 U.S. Treasury Notes, 2.000% – 2.500% due 11-15-21 to 5-15-24 (valued at $44,110,807, including interest)	43,244,000	43,244,000	0.5%
		185,229,000
TOTAL SHORT-TERM INVESTMENTS (Cost $251,624,000)		$251,624,000
Total Investments (Select Bond Trust) (Cost $8,394,863,907) - 102.0%		$8,608,651,690	102.0%
Other assets and liabilities, net - (2.0)%		(167,696,168)	(2.0%)
TOTAL NET ASSETS - 100.0%		$8,440,955,522	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,409,487,560 or 16.7% of the fund's net assets as of 6-30-19.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-19.
Select Bond Trust (continued)
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Short Term Government Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 94.3%
U.S. Treasury Inflation Protected Securities - 1.0%
0.625%, 04/15/2023	$1,800,103	$1,821,295	1.0%
		1,821,295
U.S. Treasury Notes - 34.2%
1.125%, 06/30/2021	3,033,000	2,995,088	1.7%
1.250%, 03/31/2021	4,305,000	4,263,632	2.4%
1.750%, 11/30/2021	3,275,000	3,275,128	1.8%
1.875%, 04/30/2022 to 07/31/2022	14,215,000	14,272,740	7.9%
2.000%, 05/31/2024	4,500,000	4,550,625	2.5%
2.125%, 03/31/2024	2,700,000	2,743,770	1.5%
2.625%, 06/30/2023	5,485,000	5,671,190	3.2%
2.750%, 08/15/2021 to 07/31/2023	6,305,000	6,494,093	3.7%
2.875%, 11/15/2021 to 11/30/2023	16,245,000	16,955,375	9.5%
		61,221,641
Federal Agricultural Mortgage Corp. - 7.1%
1.640%, 04/17/2020	3,885,000	3,873,404	2.2%
1.675%, 02/24/2020	1,875,000	1,866,976	1.0%
1.750%, 06/15/2020	2,055,000	2,044,639	1.1%
2.000%, 01/15/2021	4,965,000	4,947,307	2.8%
		12,732,326
Federal Farm Credit Bank - 10.4%
1.440%, 08/16/2021	4,620,000	4,551,778	2.6%
1.680%, 04/05/2021	2,345,000	2,329,765	1.3%
2.230%, 11/15/2022	7,220,000	7,220,110	4.0%
2.990%, 04/16/2026	4,500,000	4,518,914	2.5%
		18,620,567
Federal Home Loan Bank - 6.8%
1.700%, 04/26/2021	2,940,000	2,923,428	1.6%
1.875%, 11/29/2021	1,960,000	1,963,392	1.1%
2.260%, 10/04/2022	7,300,000	7,293,337	4.1%
		12,180,157
Federal Home Loan Mortgage Corp. - 8.7%
2.000%, 11/20/2020	4,940,000	4,940,584	2.8%
2.375%, 02/16/2021	5,000,000	5,041,708	2.8%
2.457%, (12 month LIBOR + 1.618%), 05/01/2045 (A)	1,850,036	1,877,170	1.1%
3.000%, 07/01/2030	816,280	835,507	0.5%
3.500%, 04/01/2032	2,289,593	2,385,158	1.3%
5.500%, 07/01/2040	374,109	412,050	0.2%
OTHER SECURITIES		683	0.0%
		15,492,860
Federal National Mortgage Association - 22.7%
1.500%, 11/30/2020	4,415,000	4,389,533	2.5%
1.950%, 11/09/2020	3,150,000	3,138,976	1.8%
2.500%, 10/01/2027	1,304,584	1,316,093	0.7%
2.625%, 01/11/2022 to 09/06/2024	10,500,000	10,807,965	6.1%
2.875%, 09/12/2023	7,005,000	7,292,823	4.1%
3.000%, 03/01/2028 to 03/01/2031	10,217,172	10,452,212	5.8%

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.500%, 05/01/2033 to 06/01/2034	$2,245,548	$2,338,754	1.3%
6.500%, 01/01/2039	511,136	590,162	0.3%
OTHER SECURITIES		167,139	0.1%
		40,493,657
Government National Mortgage Association - 0.0%		307	0.0%
Tennessee Valley Authority - 3.4%
3.875%, 02/15/2021	5,815,000	5,998,076	3.4%
		5,998,076
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $167,155,719)		$168,560,886
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
Federal Home Loan Mortgage Corp. - 1.8%
Series K030, Class X1 IO, 0.303%, 04/25/2023	138,652,008	938,716	0.5%
Series K718, Class X1 IO, 0.742%, 01/25/2022	19,986,857	269,171	0.1%
Series K038, Class X1 IO, 1.310%, 03/25/2024	8,246,805	378,795	0.2%
Series K022, Class X1 IO, 1.349%, 07/25/2022	11,256,954	354,854	0.2%
Series K017, Class X1 IO, 1.446%, 12/25/2021	22,544,020	591,206	0.3%
Series 4482, Class MA, 2.000%, 04/15/2031	483,011	482,173	0.3%
OTHER SECURITIES		266,859	0.2%
		3,281,774
Federal National Mortgage Association - 0.5%
Series 2014-28, Class BD, 3.500%, 08/25/2043	523,731	544,439	0.3%
Series 2013-100, Class CA, 4.000%, 03/25/2039	300,969	307,959	0.2%
		852,398
Government National Mortgage Association - 1.2%
Series 2017-124, Class IO, 0.706%, 01/16/2059	3,568,246	230,453	0.1%
Series 2017-20, Class IO, 0.748%, 12/16/2058	4,786,261	295,226	0.2%
Series 2017-89, Class IO, 0.766%, 07/16/2059	3,744,821	260,540	0.1%
Series 2017-74, Class IO, 0.776%, 09/16/2058	3,703,088	221,297	0.1%
Series 2017-41, Class IO, 0.793%, 07/16/2058	3,242,635	221,429	0.1%
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association (continued)
OTHER SECURITIES		$891,265	0.6%
		2,120,210
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,393,614)		$6,254,382
SHORT-TERM INVESTMENTS - 1.5%
U.S. Government Agency - 0.4%
Federal Home Loan Bank Discount Note, 2.000%, 07/01/2019 *	$530,000	530,000	0.3%
OTHER SECURITIES		203,000	0.1%
		733,000
Repurchase agreement - 1.1%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $1,569,314 on 7-1-19, collateralized by $1,309,800 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $1,600,770, including interest)	1,569,000	1,569,000	0.9%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $488,053 on 7-1-19, collateralized by $495,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $499,301, including interest)	488,000	488,000	0.2%
		2,057,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,790,000)		$2,790,000
Total Investments (Short Term Government Income Trust) (Cost $176,339,333) - 99.3%		$177,605,268	99.3%
Other assets and liabilities, net - 0.7%		1,173,065	0.7%
TOTAL NET ASSETS - 100.0%		$178,778,333	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	40	Long	Sep 2019	$8,606,957	$8,607,188	$231
						$231

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.2%
U.S. Treasury Bonds - 5.4%
2.750%, 11/15/2042		$5,985,000	$6,268,586	1.3%
3.000%, 02/15/2049		6,860,000	7,523,491	1.6%
3.125%, 02/15/2043		6,175,000	6,879,577	1.4%
4.375%, 02/15/2038		3,920,000	5,177,616	1.1%
			25,849,270
U.S. Treasury Notes - 4.8%
2.000%, 11/15/2026		2,990,000	3,010,907	0.6%
2.375%, 02/29/2024 to 05/15/2029		12,565,000	12,951,075	2.7%
2.500%, 02/15/2022 to 01/31/2024		4,710,000	4,832,516	1.0%
2.625%, 02/15/2029		2,345,000	2,471,502	0.5%
			23,266,000
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $43,804,353)			$49,115,270
FOREIGN GOVERNMENT OBLIGATIONS - 21.9%
Australia - 0.3%			1,428,513	0.3%
Austria - 0.3%			1,323,544	0.3%
Brazil - 1.9%
Federative Republic of Brazil 10.000% 01/01/2021 to 01/01/2023	BRL	30,695,000	8,679,861	1.8%
OTHER SECURITIES			431,340	0.1%
			9,111,201
Canada - 3.1%
Canada Housing Trust No. 1 2.350%, 06/15/2023 (A)	CAD	2,500,000	1,959,356	0.4%
Government of Canada 0.750%, 09/01/2020		3,145,000	2,376,588	0.5%
Government of Canada 1.500%, 03/01/2020		3,005,000	2,291,262	0.5%
Government of Canada 2.250%, 03/01/2024		5,478,000	4,344,459	0.9%
Province of Ontario 3.500%, 06/02/2024		3,025,000	2,489,668	0.5%
OTHER SECURITIES			1,699,479	0.3%
			15,160,812
Colombia - 2.0%
Republic of Colombia 7.000% 09/11/2019 to 05/04/2022	COP	10,558,700,000	3,416,591	0.7%
Republic of Colombia 10.000%, 07/24/2024		6,085,600,000	2,292,297	0.5%
OTHER SECURITIES			3,842,835	0.8%
			9,551,723
Finland - 0.3%			1,274,387	0.3%
Hungary - 1.0%
Republic of Hungary 6.250%, 01/29/2020		$2,150,000	2,195,421	0.5%
Republic of Hungary 6.375%, 03/29/2021		2,498,000	2,666,383	0.5%
			4,861,804
Indonesia - 2.3%			10,983,854	2.3%
Ireland - 1.7%
Republic of Ireland 3.400%, 03/18/2024	EUR	3,332,000	4,473,419	0.9%
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ireland (continued)
Republic of Ireland 3.900%, 03/20/2023		2,770,000	$3,666,742	0.8%
			8,140,161
Japan - 1.0%
Government of Japan 0.100%, 12/20/2023	JPY	533,450,000	5,026,864	1.0%
Malaysia - 1.3%			6,431,952	1.3%
Norway - 1.2%
Government of Norway 2.000%, 05/24/2023 (A)	NOK	17,125,000	2,065,088	0.5%
Government of Norway 3.750%, 05/25/2021 (A)		28,565,000	3,504,376	0.7%
			5,569,464
Philippines - 2.6%			12,361,705	2.6%
Portugal - 0.9%
Republic of Portugal 3.850%, 04/15/2021 (A)	EUR	1,915,000	2,344,445	0.5%
Republic of Portugal 5.125%, 10/15/2024 (A)		$1,905,000	2,128,838	0.4%
			4,473,283
Qatar - 0.5%			2,592,234	0.5%
Singapore - 1.1%
Republic of Singapore 3.250%, 09/01/2020	SGD	4,815,000	3,624,588	0.7%
OTHER SECURITIES			1,696,463	0.4%
			5,321,051
Sweden - 0.4%
Kingdom of Sweden 0.125%, 04/24/2023 (A)	EUR	1,880,000	2,189,383	0.4%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $109,064,271)			$105,801,935
CORPORATE BONDS - 47.1%
Communication services - 4.1%			19,803,651	4.1%
Consumer discretionary - 3.0%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/2026 (A)		$1,881,000	1,972,680	0.4%
OTHER SECURITIES			12,285,306	2.6%
			14,257,986
Consumer staples - 1.5%			7,480,722	1.5%
Energy - 11.6%
Chesapeake Energy Corp. 8.000%, 06/15/2027 (B)		2,435,000	2,129,115	0.4%
Concho Resources, Inc. 4.300%, 08/15/2028		3,195,000	3,446,613	0.7%
Continental Resources, Inc. 4.375%, 01/15/2028		2,295,000	2,415,929	0.5%
DCP Midstream Operating LP 5.375%, 07/15/2025		2,030,000	2,139,113	0.4%
Diamondback Energy, Inc. 5.375%, 05/31/2025		2,290,000	2,404,500	0.5%
Enterprise Products Operating LLC 3.900%, 02/15/2024		2,215,000	2,347,261	0.5%
Marathon Oil Corp. 4.400%, 07/15/2027		2,185,000	2,320,149	0.5%
MPLX LP 4.000%, 03/15/2028		2,340,000	2,428,962	0.5%

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Energy (continued)
Parsley Energy LLC 5.625%, 10/15/2027 (A)		$2,180,000	$2,278,100	0.5%
SM Energy Company 6.625%, 01/15/2027 (B)		2,120,000	1,961,000	0.4%
WPX Energy, Inc. 5.750%, 06/01/2026		1,880,000	1,945,800	0.4%
OTHER SECURITIES			30,230,814	6.3%
			56,047,356
Financials - 13.3%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2068		2,395,000	3,065,600	0.6%
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028		2,031,000	2,091,468	0.4%
KfW 2.125%, 08/15/2023	EUR	1,745,000	2,199,611	0.5%
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	12,285,000	3,487,194	0.7%
U.S. Bank NA 2.650%, 05/23/2022		$3,525,000	3,574,099	0.7%
OTHER SECURITIES			49,686,730	10.4%
			64,104,702
Health care - 2.0%			9,678,195	2.0%
Industrials - 2.5%
AECOM 5.125%, 03/15/2027		2,105,000	2,189,200	0.4%
OTHER SECURITIES			10,052,137	2.1%
			12,241,337
Information technology - 3.6%
Dell International LLC 8.350%, 07/15/2046 (A)		2,068,000	2,613,338	0.5%
OTHER SECURITIES			14,987,981	3.1%
			17,601,319
Materials - 2.7%			12,877,778	2.7%
Real estate - 0.4%			1,828,482	0.4%
Utilities - 2.4%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%) 06/15/2076		3,116,000	3,340,227	0.7%
OTHER SECURITIES			8,191,937	1.7%
			11,532,164
TOTAL CORPORATE BONDS (Cost $226,196,881)			$227,453,692
CONVERTIBLE BONDS - 2.2%
Communication services - 0.4%			1,762,312	0.4%
Consumer discretionary - 0.4%			1,664,967	0.4%
Energy - 0.6%			2,863,431	0.6%
Health care - 0.2%			940,521	0.2%
Information technology - 0.4%			2,078,708	0.4%
Utilities - 0.2%			1,089,443	0.2%
TOTAL CONVERTIBLE BONDS (Cost $10,225,349)			$10,399,382
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CAPITAL PREFERRED SECURITIES - 1.2%
Financials - 1.2%		$5,734,061	1.2%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $5,764,993)		$5,734,061
TERM LOANS (C) - 0.4%
Communication services - 0.1%		576,234	0.1%
Consumer discretionary - 0.3%		1,417,690	0.3%
TOTAL TERM LOANS (Cost $1,936,203)		$1,993,924
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
Commercial and residential - 4.6%		22,200,553	4.6%
Federal Home Loan Mortgage Corp. - 0.5%		2,355,306	0.5%
Federal National Mortgage Association - 0.2%		1,056,325	0.2%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,869,124)		$25,612,184
ASSET BACKED SECURITIES - 3.7%		18,041,863	3.7%
TOTAL ASSET BACKED SECURITIES (Cost $17,549,697)		$18,041,863
COMMON STOCKS - 0.6%
Communication services - 0.0%		0	0.0%
Financials - 0.5%		2,598,888	0.5%
Industrials - 0.1%		209,356	0.1%
TOTAL COMMON STOCKS (Cost $3,415,380)		$2,808,244
PREFERRED SECURITIES - 3.8%
Financials - 1.3%		6,502,936	1.3%
Health care - 0.3%		1,528,867	0.3%
Industrials - 0.5%
Fortive Corp., 5.000%	2,450	2,523,467	0.5%
Real estate - 0.3%		1,207,734	0.3%
Utilities - 1.4%
Dominion Energy, Inc., 7.250%	20,900	2,164,404	0.4%
OTHER SECURITIES		4,593,229	1.0%
		6,757,633
TOTAL PREFERRED SECURITIES (Cost $17,788,541)		$18,520,637
PURCHASED OPTIONS - 0.0%
Calls - 0.0%		204,653	0.0%
TOTAL PURCHASED OPTIONS (Cost $213,567)		$204,653
SECURITIES LENDING COLLATERAL - 1.3%
John Hancock Collateral Trust, 2.4614% (D)(E)	618,780	6,192,383	1.3%
TOTAL SECURITIES LENDING COLLATERAL (Cost $6,192,630)		$6,192,383
SHORT-TERM INVESTMENTS - 3.6%
U.S. Government Agency - 0.9%
Federal Home Loan Bank Discount Note, 2.000%, 07/01/2019 *	$3,252,000	3,252,000	0.7%
OTHER SECURITIES		1,247,000	0.2%
		4,499,000

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 2.7%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $9,622,924 on 7-1-19, collateralized by $8,031,300 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $9,815,440, including interest)	$9,621,000	$9,621,000	2.0%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $3,150,341 on 7-1-19, collateralized by $3,190,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $3,217,718, including interest)	3,150,000	3,150,000	0.7%
		12,771,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,270,000)		$17,270,000
Total Investments (Strategic Income Opportunities Trust) (Cost $484,290,989) - 101.3%		$489,148,228	101.3%
Other assets and liabilities, net - (1.3)%		(6,441,636)	(1.3%)
TOTAL NET ASSETS - 100.0%		$482,706,592	100.0%
Strategic Income Opportunities Trust (continued)
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $137,099,986 or 28.4% of the fund's net assets as of 6-30-19.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	15	Short	Sep 2019	$(1,769,389)	$(1,772,343)	$(2,954)
U.S. Treasury Long Bond Futures	91	Short	Sep 2019	(14,135,897)	(14,159,031)	(23,134)
						$(26,088)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	2,998,750	NOK	19,459,084	CITI	9/18/2019	$7,136	—
CAD	3,310,000	NOK	21,313,919	HUS	9/18/2019	27,246	—
CAD	1,508,578	NOK	9,783,201	JPM	9/18/2019	4,301	—
CAD	5,905,160	NOK	38,361,013	MSCS	9/18/2019	9,111	—
CAD	8,061,723	USD	6,040,000	CIBC	9/18/2019	124,832	—
EUR	1,507,500	CAD	2,270,695	JPM	9/18/2019	—	($11,751)
EUR	1,507,500	CAD	2,270,928	UBS	9/18/2019	—	(11,929)
EUR	287,541	USD	322,857	CITI	7/1/2019	4,106	—
EUR	288,255	USD	325,724	CITI	9/18/2019	4,055	—
EUR	249,680	USD	281,650	JPM	9/18/2019	3,998	—
EUR	3,150,209	USD	3,594,353	MSCS	9/18/2019	9,649	—
EUR	147,982	USD	169,049	SSB	9/18/2019	250	—
JPY	258,924,056	USD	2,405,000	HUS	9/18/2019	10,187	—
JPY	956,732,733	USD	8,965,000	SCB	9/18/2019	—	(40,808)
MXN	19,872,013	USD	993,066	CITI	9/18/2019	28,988	—
MXN	98,551,875	USD	4,954,141	GSI	9/18/2019	114,564	—
The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	9,808,579	CAD	1,505,000	CITI	9/18/2019	$1,416	—
NOK	9,138,434	CAD	1,402,660	JPM	9/18/2019	948	—
NOK	11,826,134	CAD	1,815,000	MSCS	9/18/2019	1,377	—
NOK	58,389,176	CAD	9,000,000	UBS	9/18/2019	—	($22,873)
USD	10,041,524	AUD	14,320,383	ANZ	9/18/2019	—	(35,570)
USD	4,989,732	BRL	19,481,161	SSB	9/18/2019	—	(46,298)
USD	12,746,067	CAD	17,046,718	CIBC	9/18/2019	—	(289,626)
USD	6,040,000	CAD	8,034,303	JPM	9/18/2019	—	(103,864)
USD	9,708,284	CAD	12,809,274	RBC	9/18/2019	—	(87,019)
USD	42,696,431	EUR	37,563,518	CITI	9/18/2019	—	(278,184)
USD	126,014	EUR	110,059	HUS	9/18/2019	101	—
USD	131,615	GBP	103,880	JPM	7/2/2019	—	(307)
USD	765,052	GBP	600,454	HUS	9/18/2019	—	(138)
USD	2,405,000	JPY	258,867,947	GSI	9/18/2019	—	(9,663)
USD	5,976,667	JPY	641,902,965	HUS	9/18/2019	—	(10,863)
USD	4,977,479	JPY	534,557,369	MSCS	9/18/2019	—	(8,754)
USD	2,988,333	JPY	321,006,766	SSB	9/18/2019	—	(5,947)
USD	2,979,199	MXN	58,226,063	CITI	9/18/2019	—	(15,475)
USD	1,981,693	MXN	38,728,235	GSI	9/18/2019	—	(10,171)
USD	4,960,893	MXN	97,283,834	SSB	9/18/2019	—	(42,595)
USD	8,589,360	NOK	74,594,123	UBS	9/18/2019	—	(173,836)
USD	5,230,841	NZD	7,884,375	ANZ	9/18/2019	—	(73,609)
USD	9,245,988	SGD	12,610,418	JPM	9/18/2019	—	(85,307)
						$352,265	($1,364,587)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.1%
U.S. Treasury Bonds - 11.6%
2.750%, 08/15/2047	$3,000,000	$3,126,445	0.5%
2.875%, 05/15/2049	2,000,000	2,142,188	0.3%
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.000%, 02/15/2047 to 02/15/2049	$34,635,000	$37,928,781	6.0%

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.250%, 05/15/2039 to 11/15/2040	$4,610,000	$6,028,344	1.0%
4.375%, 05/15/2041	1,830,000	2,441,549	0.4%
4.625%, 02/15/2040	5,000,000	6,858,984	1.1%
4.750%, 02/15/2041	2,000,000	2,796,094	0.4%
7.875%, 02/15/2021	3,400,000	3,726,055	0.6%
8.750%, 08/15/2020	5,750,000	6,182,822	1.0%
OTHER SECURITIES		1,582,984	0.3%
		72,814,246
U.S. Treasury Notes - 25.4%
1.375%, 10/31/2020	30,500,000	30,298,652	4.8%
1.625%, 08/31/2019 to 07/31/2020	26,600,000	26,532,150	4.2%
1.750%, 09/30/2019 (A)	7,000,000	6,992,891	1.1%
2.000%, 11/15/2021 to 02/15/2022	29,400,000	29,586,163	4.7%
2.125%, 05/31/2026	3,000,000	3,048,164	0.5%
2.250%, 02/15/2021 to 11/15/2027	24,595,000	25,098,470	4.0%
2.375%, 05/15/2029	5,000,000	5,164,063	0.8%
2.625%, 02/28/2023	3,000,000	3,093,633	0.5%
2.750%, 04/30/2023	3,500,000	3,629,746	0.6%
2.875%, 11/30/2023 to 05/15/2028	9,300,000	9,916,195	1.6%
3.000%, 10/31/2025	2,000,000	2,136,641	0.3%
3.125%, 05/15/2021	13,100,000	13,418,801	2.1%
OTHER SECURITIES		995,078	0.2%
		159,910,647
Federal Home Loan Bank - 0.4%
5.500%, 07/15/2036	1,690,000	2,346,951	0.4%
		2,346,951
Federal Home Loan Mortgage Corp. - 7.1%
2.500%, 04/01/2031	1,857,386	1,874,812	0.3%
2.750%, 06/19/2023	2,000,000	2,069,752	0.3%
3.000%, 07/01/2032 to 08/01/2046	8,458,244	8,618,031	1.4%
3.500%, 12/01/2025 to 06/01/2048	11,072,080	11,453,142	1.9%
4.000%, 02/01/2024 to 09/01/2047	4,744,931	4,957,717	0.9%
4.500%, 05/01/2024 to 11/01/2048	8,728,186	9,181,091	1.5%
OTHER SECURITIES		6,232,647	0.8%
		44,387,192
Federal National Mortgage Association - 14.3%
2.125%, 04/24/2026	2,000,000	2,013,744	0.3%
2.500%, TBA (B)	4,000,000	4,026,024	0.6%
3.000%, 01/01/2027 to 07/01/2046	13,261,662	13,510,049	2.2%
3.000%, TBA (B)	11,400,000	11,494,384	1.8%
3.500%, 12/01/2025 to 11/01/2048	21,919,976	22,670,729	3.8%
3.500%, TBA (B)	3,000,000	3,066,853	0.5%
4.000%, 08/01/2020 to 05/01/2048	20,827,604	21,729,371	3.6%
4.500%, 12/01/2020 to 06/01/2041	2,941,051	3,144,400	0.5%
7.250%, 05/15/2030	1,450,000	2,137,383	0.3%
OTHER SECURITIES		6,461,530	0.7%
		90,254,467
Financing Corp. - 0.1%		686,233	0.1%
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association - 7.1%
3.000%, 08/15/2043 to 06/20/2047	$6,815,441	$6,971,205	1.1%
3.000%, TBA (B)	5,000,000	5,098,878	0.8%
3.500%, 04/15/2042 to 02/20/2047	13,997,898	14,538,698	2.4%
3.500%, TBA (B)	2,800,000	2,892,655	0.5%
4.000%, 11/15/2026 to 01/20/2048	8,074,696	8,466,016	1.3%
4.500%, 06/15/2023 to 10/20/2048	4,034,195	4,237,474	0.7%
OTHER SECURITIES		2,512,866	0.3%
		44,717,792
Tennessee Valley Authority - 0.1%		722,038	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $402,651,968)		$415,839,566
FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Brazil - 0.3%		1,698,774	0.3%
Canada - 0.2%		1,283,725	0.2%
Chile - 0.1%		519,695	0.1%
Colombia - 0.1%		568,568	0.1%
Israel - 0.1%		519,822	0.1%
Italy - 0.0%		338,923	0.0%
Japan - 0.1%		813,993	0.1%
Mexico - 0.2%		1,109,955	0.2%
Panama - 0.1%		503,204	0.1%
Peru - 0.0%		352,503	0.0%
Philippines - 0.2%		1,022,648	0.2%
Poland - 0.0%		110,105	0.0%
South Africa - 0.1%		751,606	0.1%
Turkey - 0.1%		747,534	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,174,603)		$10,341,055
CORPORATE BONDS - 27.0%
Communication services - 2.2%		13,542,656	2.2%
Consumer discretionary - 1.7%		10,401,315	1.7%
Consumer staples - 1.4%		8,644,818	1.4%
Energy - 2.7%		16,777,750	2.7%
Financials - 8.2%
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,700,000	1,753,261	0.3%
Capital One Financial Corp. 3.200%, 02/05/2025	2,000,000	2,038,249	0.3%
Wells Fargo & Company 5.375%, 02/07/2035	1,500,000	1,849,328	0.3%
OTHER SECURITIES		46,019,865	7.3%
		51,660,703
Health care - 2.7%		17,234,802	2.7%
Industrials - 2.1%		13,116,435	2.1%
Information technology - 2.2%		14,158,857	2.2%
Materials - 0.9%		5,932,615	0.9%

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Real estate - 0.9%		$5,611,185	0.9%
Utilities - 2.0%		12,825,509	2.0%
TOTAL CORPORATE BONDS (Cost $161,763,599)		$169,906,645
MUNICIPAL BONDS - 0.7%		4,678,476	0.7%
TOTAL MUNICIPAL BONDS (Cost $3,795,778)		$4,678,476
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
Commercial and residential - 2.0%
BANK Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	$2,000,000	2,082,440	0.3%
GS Mortgage Securities Trust Series 2016-GS4, Class A3, 3.178%, 11/10/2049	3,000,000	3,111,601	0.5%
GS Mortgage Securities Trust Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,154,886	0.5%
OTHER SECURITIES		4,004,302	0.7%
		12,353,229
Federal Home Loan Mortgage Corp. - 0.6%		3,977,806	0.6%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,355,576)		$16,331,035
SECURITIES LENDING COLLATERAL - 0.5%
John Hancock Collateral Trust, 2.4614% (C)(D)	339,950	3,402,015	0.5%
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,402,207)		$3,402,015
SHORT-TERM INVESTMENTS - 5.3%
Money market funds - 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	33,084,783	33,084,783	5.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $33,084,783)		$33,084,783
Total Investments (Total Bond Market Trust) (Cost $631,228,514) - 103.8%		$653,583,575	103.8%
Other assets and liabilities, net - (3.8)%		(24,021,648)	(3.8%)
TOTAL NET ASSETS - 100.0%		$629,561,927	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%
U.S. Treasury Notes - 6.2%
1.500%, 10/31/2019	$15,000,000	$14,969,531	6.2%
		14,969,531
Federal Home Loan Mortgage Corp. - 0.9%		2,285,547	0.9%
Federal National Mortgage Association - 1.3%		3,034,009	1.3%
Government National Mortgage Association - 0.2%		458,087	0.2%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,760,913)		$20,747,174
CORPORATE BONDS - 51.9%
Communication services - 4.6%
CBS Corp. 3.375%, 03/01/2022	3,000,000	3,068,744	1.3%
Charter Communications Operating LLC 3.579%, 07/23/2020	2,000,000	2,017,650	0.8%
NBCUniversal Media LLC 5.150%, 04/30/2020	3,000,000	3,067,457	1.2%
Verizon Communications, Inc. 4.600%, 04/01/2021	3,000,000	3,122,735	1.3%
		11,276,586
Consumer discretionary - 6.2%
BMW US Capital LLC 3.100%, 04/12/2021 (A)	3,000,000	3,034,350	1.3%
Daimler Finance North America LLC 2.850%, 01/06/2022 (A)	2,000,000	2,009,974	0.8%
Ford Motor Credit Company LLC 3.336%, 03/18/2021	3,000,000	3,012,794	1.3%
Nissan Motor Acceptance Corp. 2.550%, 03/08/2021 (A)	3,000,000	2,990,754	1.2%
OTHER SECURITIES		3,996,204	1.6%
		15,044,076
Consumer staples - 4.6%
Altria Group, Inc. 2.625%, 01/14/2020	3,000,000	3,001,951	1.2%
Coventry Health Care, Inc. 5.450%, 06/15/2021	3,000,000	3,145,347	1.3%
Keurig Dr Pepper, Inc. 3.551%, 05/25/2021	3,000,000	3,063,266	1.3%
OTHER SECURITIES		2,002,544	0.8%
		11,213,108
Energy - 2.2%
Schlumberger Holdings Corp. 3.000%, 12/21/2020 (A)	3,000,000	3,024,007	1.3%
OTHER SECURITIES		2,257,105	0.9%
		5,281,112
Financials - 22.9%
Ameriprise Financial, Inc. 5.300%, 03/15/2020	3,000,000	3,060,157	1.3%
Bank of America Corp. 5.625%, 07/01/2020	2,000,000	2,064,653	0.9%
Citizens Bank NA 2.250%, 03/02/2020	3,000,000	2,997,244	1.2%
Cooperatieve Rabobank UA 3.125%, 04/26/2021	3,000,000	3,046,749	1.3%
Discover Bank 3.100%, 06/04/2020	2,000,000	2,009,572	0.8%

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
Lincoln National Corp. 6.250%, 02/15/2020	$2,010,000	$2,053,896	0.9%
Lloyds Banking Group PLC 3.000%, 01/11/2022	2,000,000	2,020,564	0.8%
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 1.880%) 4.400%, 03/01/2021 (B)	2,246,000	2,298,267	1.0%
Morgan Stanley 5.625%, 09/23/2019	2,057,000	2,071,267	0.9%
National Rural Utilities Cooperative Finance Corp. 2.900%, 03/15/2021	2,000,000	2,023,193	0.8%
Santander Holdings USA, Inc. 4.450%, 12/03/2021	3,000,000	3,118,793	1.3%
The Goldman Sachs Group, Inc. 5.750%, 01/24/2022	2,000,000	2,160,512	0.9%
UBS AG 2.375%, 08/14/2019	3,000,000	2,999,580	1.2%
Wells Fargo & Company 2.500%, 03/04/2021	3,000,000	3,005,832	1.2%
OTHER SECURITIES		20,609,902	8.4%
		55,540,181
Health care - 4.6%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,027,346	1.3%
Anthem, Inc. 2.500%, 11/21/2020	3,000,000	3,005,382	1.2%
CVS Health Corp. (3 month LIBOR + 0.720%) 3.173%, 03/09/2021 (B)	3,000,000	3,013,227	1.2%
OTHER SECURITIES		2,039,417	0.9%
		11,085,372
Industrials - 2.5%
AerCap Ireland Capital DAC 4.250%, 07/01/2020	2,000,000	2,029,306	0.8%
General Electric Company 4.625%, 01/07/2021	2,000,000	2,057,941	0.9%
OTHER SECURITIES		1,997,715	0.8%
		6,084,962
Information technology - 2.6%
Dell International LLC 4.420%, 06/15/2021 (A)	3,000,000	3,089,562	1.3%
OTHER SECURITIES		3,187,280	1.3%
		6,276,842
Materials - 0.9%
Georgia-Pacific LLC 5.400%, 11/01/2020 (A)	2,000,000	2,079,853	0.9%
Real estate - 0.8%
Simon Property Group LP 4.375%, 03/01/2021	2,000,000	2,063,194	0.8%
TOTAL CORPORATE BONDS (Cost $124,575,013)		$125,945,286
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Federal National Mortgage Association - 0.4%		1,014,415	0.4%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,020,420)		$1,014,415
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES - 27.6%
American Express Credit Account Master Trust Series 2017-1, Class A, 1.930%, 09/15/2022	$2,200,000	$2,195,451	0.9%
American Express Credit Account Master Trust Series 2017-6, Class A, 2.040%, 05/15/2023	3,000,000	2,998,101	1.2%
BA Credit Card Trust Series 2017-A1, Class A1, 1.950%, 08/15/2022	3,000,000	2,993,853	1.2%
CarMax Auto Owner Trust Series 2016-1, Class A4, 1.880%, 06/15/2021	2,140,000	2,133,587	0.9%
Chase Issuance Trust Series 2012-A4, Class A4, 1.580%, 08/15/2021	3,000,000	2,996,914	1.2%
Chase Issuance Trust Series 2015-A4, Class A4, 1.840%, 04/15/2022	3,000,000	2,993,441	1.2%
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6, 2.150%, 07/15/2021	3,000,000	2,999,680	1.2%
Discover Card Execution Note Trust Series 2012-A6, Class A6, 1.670%, 01/18/2022	3,000,000	2,999,100	1.2%
Ford Credit Auto Owner Trust Series 2015-1, Class A, 2.120%, 07/15/2026 (A)	3,000,000	2,994,829	1.2%
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3, 2.600%, 06/15/2021 (A)	3,000,000	3,008,406	1.3%
Honda Auto Receivables Owner Trust Series 2018-3, Class A3, 2.950%, 08/22/2022	2,000,000	2,024,845	0.8%
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4, 1.460%, 12/15/2022	3,000,000	2,978,536	1.2%
Nissan Auto Receivables Owner Trust Series 2016-A, Class A4, 1.590%, 07/15/2022	3,000,000	2,987,133	1.2%
SBA Tower Trust Series 2014-1A, Class C, 2.898%, 10/15/2044 (A)	2,687,000	2,686,961	1.1%
USAA Auto Owner Trust Series 2017-1, Class A4, 1.880%, 09/15/2022	3,355,000	3,338,628	1.4%
OTHER SECURITIES		24,706,082	10.4%
TOTAL ASSET BACKED SECURITIES (Cost $66,695,978)		$67,035,547
SECURITIES LENDING COLLATERAL - 0.8%
John Hancock Collateral Trust, 2.4614% (C)(D)	205,606	2,057,582	0.8%
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,057,500)		$2,057,582
SHORT-TERM INVESTMENTS - 1.9%
U.S. Government Agency - 0.5%		1,232,000	0.5%
Money market funds - 0.3%		803,097	0.3%

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 1.1%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $2,635,527 on 7-1-19, collateralized by $2,199,600 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $2,688,238, including interest)	$2,635,000	$2,635,000	1.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,670,097)		$4,670,097
Total Investments (Ultra Short Term Bond Trust) (Cost $219,779,921) - 91.2%		$221,470,101	91.2%
Other assets and liabilities, net - 8.8%		21,241,861	8.8%
TOTAL NET ASSETS - 100.0%		$242,711,962	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $35,776,659 or 14.7% of the fund's net assets as of 6-30-19.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 6-30-19:
High Yield Trust
United States	73.5%
Cayman Islands	5.8%
Canada	5.2%
United Kingdom	3.0%
Netherlands	2.1%
France	2.0%
Ireland	1.5%
Luxembourg	1.4%
United Arab Emirates	1.0%
Other countries	4.5%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	87.8%
Cayman Islands	4.8%
Other countries	7.4%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	63.2%
Canada	5.2%
Supranational	3.4%
Indonesia	3.1%
Brazil	2.8%
Philippines	2.6%
Singapore	2.0%
Colombia	2.0%
Ireland	1.8%
Norway	1.6%
Other countries	12.3%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.
42

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	Active Bond Trust	Core Bond Trust	Global Bond Trust	High Yield Trust
Unaffiliated investments, at value	$784,495,913	$1,188,413,452	$278,523,020	$206,080,941
Affiliated investments, at value	4,341,142	5,840,511	—	8,469,623
Repurchase agreements, at value	7,512,000	—	1,734,000	—
Total investments, at value	796,349,055	1,194,253,963	280,257,020	214,550,564
Swap contracts, at value	—	—	170,537	—
Receivable for centrally cleared swaps	—	—	2,284,517	—
Unrealized appreciation on forward foreign currency contracts	—	—	1,575,913	25,612
Receivable for futures variation margin	—	—	2,673	1,336
Cash	377	—	569	453,029
Foreign currency, at value	—	—	2,283,120	88,297
Collateral held at broker for futures contracts	—	—	121,000	46,036
Dividends and interest receivable	5,519,838	6,036,596	1,378,317	3,259,389
Receivable for fund shares sold	6,742	30,612	434,050	381,961
Receivable for investments sold	862,871	9,346,391	475,770	1,764,777
Receivable for delayed delivery securities sold	4,698,266	70,275,983	67,962,579	—
Receivable for securities lending income	15,078	2,115	—	7,410
Other assets	16,035	25,516	52,894	6,516
Total assets	807,468,262	1,279,971,176	356,998,959	220,584,927
Liabilities
Payable for sale commitments outstanding, at value	—	—	613,371	—
Payable for open reverse repurchase agreements	—	—	14,759,736	—
Payable for sale-buybacks	—	—	1,435,338	—
Unrealized depreciation on forward foreign currency contracts	—	—	1,457,500	1,546
Written options, at value	—	—	58,057	—
Swap contracts, at value	—	—	366,101	—
Securities sold short, at value	—	—	2,474,820	—
Due to custodian	—	384,458	—	—
Payable for collateral on OTC derivatives	—	—	980,000	—
Payable for collateral on sale commitments	—	—	365,000	—
Payable for collateral on open reverse repurchase agreements	—	—	550,000	—
Payable for investments purchased	1,309,327	19,236,239	1,768,741	5,702,824
Payable for delayed delivery securities purchased	83,740,692	161,005,425	124,856,771	—
Payable for fund shares repurchased	98,389	41,694	—	—
Payable upon return of securities loaned	4,341,858	5,854,532	—	8,471,003
Payable to affiliates
Investment management fees	—	—	144	—
Accounting and legal services fees	62,969	97,204	17,724	18,614
Trustees' fees	246	492	423	124
Other liabilities and accrued expenses	90,631	114,182	154,618	57,293
Total liabilities	89,644,112	186,734,226	149,858,344	14,251,404
Net assets	$717,824,150	$1,093,236,950	$207,140,615	$206,333,523
Net assets consist of
Paid-in capital	$688,423,905	$1,070,141,287	$195,185,431	$267,315,201
Total distributable earnings (loss)	29,400,245	23,095,663	11,955,184	(60,981,678)
Net assets	$717,824,150	$1,093,236,950	$207,140,615	$206,333,523
Unaffiliated investments, including repurchase agreements, at cost	$769,924,703	$1,161,619,677	$275,141,262	$216,497,715
Affiliated investments, at cost	$4,341,239	$5,840,686	—	$8,469,443
Foreign currency, at cost	—	—	$2,280,429	$89,457
Proceeds received from investments sold short	—	—	$2,429,396	—
Proceeds received on sale commitments outstanding	—	—	$614,625	—
Premiums received on written options	—	—	$78,019	—
Net unamortized upfront payment on OTC swaps	—	—	$(137,814)	—
Collateral held at broker for centrally cleared swaps	—	—	$1,903,000	—
Securities loaned, at value	$4,244,348	$5,670,356	—	$8,268,649
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$38,108,345	$93,336,986	$32,214,766	$69,925,978
Shares outstanding	3,878,493	6,949,258	2,480,321	12,998,621
Net asset value, offering price and redemption price per share	$9.83	$13.43	$12.99	$5.38
Series II
Net assets	$147,203,377	$82,360,952	$63,722,329	$54,178,346
Shares outstanding	14,966,197	6,144,184	4,981,660	9,851,177
Net asset value, offering price and redemption price per share	$9.84	$13.40	$12.79	$5.50
Series NAV
Net assets	$532,512,428	$917,539,012	$111,203,520	$82,229,199
Shares outstanding	54,151,680	68,608,874	8,591,210	15,523,414
Net asset value, offering price and redemption price per share	$9.83	$13.37	$12.94	$5.30
The accompanying notes are an integral part of the financial statements.
43

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	Investment Quality Bond Trust	Money Market Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value	$317,458,887	$1,468,723,798	$8,357,362,000	$175,548,268
Affiliated investments, at value	1,097,819	—	66,060,690	—
Repurchase agreements, at value	7,900,000	480,000,000	185,229,000	2,057,000
Total investments, at value	326,456,706	1,948,723,798	8,608,651,690	177,605,268
Receivable for centrally cleared swaps	25,710	—	—	—
Unrealized appreciation on forward foreign currency contracts	6,383	—	—	—
Cash	—	98,099	16,229	2,363
Foreign currency, at value	890	—	—	—
Collateral held at broker for futures contracts	—	—	—	100,000
Dividends and interest receivable	1,598,333	3,548,361	54,124,426	1,147,079
Receivable for fund shares sold	20,424	—	102,224	7,058
Receivable for investments sold	406,308	—	25,531,775	—
Receivable for delayed delivery securities sold	21,638,649	—	83,638,260	—
Receivable for securities lending income	365	—	267,204	—
Receivable from affiliates	—	22,033	—	—
Other assets	6,983	4,669	196,919	7,433
Total assets	350,160,751	1,952,396,960	8,772,528,727	178,869,201
Liabilities
Unrealized depreciation on forward foreign currency contracts	48,793	—	—	—
Swap contracts, at value	1,580,461	—	—	—
Payable for futures variation margin	7,839	—	—	1,565
Due to custodian	858,290	—	—	—
Payable for investments purchased	1,379,168	—	69,033,653	—
Payable for delayed delivery securities purchased	85,126,808	—	194,322,365	—
Payable for fund shares repurchased	103,849	1,409,047	855,812	15,632
Payable upon return of securities loaned	1,097,690	—	66,076,393	—
Payable to affiliates
Accounting and legal services fees	22,936	178,135	751,330	14,942
Trustees' fees	107	690	3,362	194
Other liabilities and accrued expenses	67,683	138,779	530,290	58,535
Total liabilities	90,293,624	1,726,651	331,573,205	90,868
Net assets	$259,867,127	$1,950,670,309	$8,440,955,522	$178,778,333
Net assets consist of
Paid-in capital	$251,896,698	$1,950,641,811	$8,330,756,340	$200,568,594
Total distributable earnings (loss)	7,970,429	28,498	110,199,182	(21,790,261)
Net assets	$259,867,127	$1,950,670,309	$8,440,955,522	$178,778,333
Unaffiliated investments, including repurchase agreements, at cost	$317,861,647	$1,948,723,798	$8,328,800,376	$176,339,333
Affiliated investments, at cost	$1,097,793	—	$66,063,531	—
Foreign currency, at cost	$900	—	—	—
Net unamortized upfront payment on OTC swaps	$(132,789)	—	—	—
Securities loaned, at value	$1,068,341	—	$64,687,883	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$141,209,299	$1,407,871,427	$180,690,833	$34,555,624
Shares outstanding	12,390,481	1,407,901,245	13,084,401	2,836,777
Net asset value, offering price and redemption price per share	$11.40	$1.00	$13.81	$12.18
Series II
Net assets	$75,090,808	$128,776,178	$438,088,169	$24,210,886
Shares outstanding	6,590,310	128,756,914	31,710,685	1,988,122
Net asset value, offering price and redemption price per share	$11.39	$1.00	$13.82	$12.18
Series NAV
Net assets	$43,567,020	$414,022,704	$7,822,176,520	$120,011,823
Shares outstanding	3,835,390	414,022,871	566,534,332	9,851,963
Net asset value, offering price and redemption price per share	$11.36	$1.00	$13.81	$12.18
The accompanying notes are an integral part of the financial statements.
44

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value	$470,184,845	$650,181,560	$216,777,519
Affiliated investments, at value	6,192,383	3,402,015	2,057,582
Repurchase agreements, at value	12,771,000	—	2,635,000
Total investments, at value	489,148,228	653,583,575	221,470,101
Unrealized appreciation on forward foreign currency contracts	352,265	—	—
Receivable for futures variation margin	11,345	—	—
Cash	27,580	—	—
Foreign currency, at value	996,027	—	—
Collateral held at broker for futures contracts	350,000	—	—
Collateral segregated at custodian for OTC derivative contracts	450,000	—	—
Dividends and interest receivable	4,936,382	4,231,652	1,525,420
Receivable for fund shares sold	210,636	401,531	36,676
Receivable for investments sold	2,261,285	1,500,000	22,000,000
Receivable for securities lending income	6,107	4,837	356
Receivable from affiliates	—	14,215	—
Other assets	13,583	12,919	6,496
Total assets	498,763,438	659,748,729	245,039,049
Liabilities
Unrealized depreciation on forward foreign currency contracts	1,364,587	—	—
Payable for investments purchased	6,297,733	26,509,063	—
Payable for delayed delivery securities purchased	322,549	—	—
Payable for fund shares repurchased	1,746,644	149,877	195,253
Payable upon return of securities loaned	6,190,420	3,405,465	2,057,500
Payable to affiliates
Accounting and legal services fees	44,097	53,566	22,323
Trustees' fees	321	116	78
Other liabilities and accrued expenses	90,495	68,715	51,933
Total liabilities	16,056,846	30,186,802	2,327,087
Net assets	$482,706,592	$629,561,927	$242,711,962
Net assets consist of
Paid-in capital	$484,418,982	$603,306,400	$257,802,916
Total distributable earnings (loss)	(1,712,390)	26,255,527	(15,090,954)
Net assets	$482,706,592	$629,561,927	$242,711,962
Unaffiliated investments, including repurchase agreements, at cost	$478,098,359	$627,826,307	$217,722,421
Affiliated investments, at cost	$6,192,630	$3,402,207	$2,057,500
Foreign currency, at cost	$978,120	—	—
Securities loaned, at value	$6,042,815	$3,326,551	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$366,454,182	$291,428,204	$10,452,409
Shares outstanding	27,122,604	28,070,595	901,330
Net asset value, offering price and redemption price per share	$13.51	$10.38	$11.60
Series II
Net assets	$37,260,163	$59,778,037	$188,410,466
Shares outstanding	2,753,009	5,754,961	16,263,637
Net asset value, offering price and redemption price per share	$13.53	$10.39	$11.58
Series NAV
Net assets	$78,992,247	$278,355,686	$43,849,087
Shares outstanding	5,863,001	26,815,371	3,778,984
Net asset value, offering price and redemption price per share	$13.47	$10.38	$11.60
The accompanying notes are an integral part of the financial statements.
45

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	Active Bond Trust	Core Bond Trust	Global Bond Trust	High Yield Trust
Interest	$12,702,834	$17,905,628	$3,781,114	$6,638,325
Dividends	37,459	—	17,690	90,428
Securities lending	36,448	9,662	—	40,767
Less foreign taxes withheld	(4,522)	(285)	(873)	(22)
Total investment income	12,772,219	17,915,005	3,797,931	6,769,498
Expenses
Investment management fees	2,070,314	3,045,837	707,624	711,310
Distribution and service fees	187,307	124,097	85,622	82,549
Interest expense	—	2,192	306,587	—
Accounting and legal services fees	67,413	105,061	20,953	20,116
Trustees' fees	7,030	10,912	2,264	2,209
Custodian fees	40,706	55,753	68,523	16,708
Printing and postage	16,032	19,096	13,460	10,033
Professional fees	34,493	38,061	50,754	38,271
Other	20,439	20,697	12,142	9,837
Total expenses	2,443,734	3,421,706	1,267,929	891,033
Less expense reductions	(25,250)	(39,076)	(40,838)	(7,469)
Net expenses	2,418,484	3,382,630	1,227,091	883,564
Net investment income	10,353,735	14,532,375	2,570,840	5,885,934
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	6,067,573	17,998,010	1,159,303	(1,100,987)
Affiliated investments	2,810	1,585	—	2,987
Securities sold short	—	—	(356,774)	—
Futures contracts	—	—	(252,328)	125,454
Forward foreign currency contracts	—	—	3,369,909	(29,547)
Written options	—	—	146,617	10,890
Swap contracts	—	—	(689,310)	—
	6,070,383	17,999,595	3,377,417	(991,203)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	28,529,106	29,644,712	7,553,124	16,273,128
Affiliated investments	(414)	(291)	—	45
Securities sold short	—	—	(65,009)	—
Futures contracts	—	—	516,656	26,596
Forward foreign currency contracts	—	—	(774,258)	87,779
Written options	—	—	7,713	6,168
Swap contracts	—	—	(2,814,771)	—
	28,528,692	29,644,421	4,423,455	16,393,716
Net realized and unrealized gain (loss)	34,599,075	47,644,016	7,800,872	15,402,513
Increase in net assets from operations	$44,952,810	$62,176,391	$10,371,712	$21,288,447
The accompanying notes are an integral part of the financial statements.
46

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	Investment Quality Bond Trust	Money Market Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$4,507,117	$23,951,639	$133,247,081	$2,055,499
Securities lending	1,785	—	633,650	1,912
Less foreign taxes withheld	(3,088)	—	—	—
Total investment income	4,505,814	23,951,639	133,880,731	2,057,411
Expenses
Investment management fees	753,466	3,612,357	23,275,876	496,677
Distribution and service fees	124,734	513,907	593,621	38,953
Accounting and legal services fees	24,610	188,981	809,363	18,451
Trustees' fees	2,663	19,881	83,087	1,959
Custodian fees	23,902	105,248	325,774	11,481
Printing and postage	9,547	34,422	98,170	9,389
Professional fees	41,301	30,448	90,512	35,646
Other	8,514	17,294	93,831	6,564
Total expenses	988,737	4,522,538	25,370,234	619,120
Less expense reductions	(9,191)	(1,286,827)	(1,125,286)	(6,419)
Net expenses	979,546	3,235,711	24,244,948	612,701
Net investment income	3,526,268	20,715,928	109,635,783	1,444,710
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,038,330	(3,709)	78,127,692	22,791
Affiliated investments	87	—	40,284	2,347
Futures contracts	401,122	—	—	—
Forward foreign currency contracts	21,659	—	—	—
Written options	(163,491)	—	—	—
Swap contracts	(622,598)	—	—	—
	1,675,109	(3,709)	78,167,976	25,138
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	12,021,091	—	324,026,186	3,067,429
Affiliated investments	21	—	(8,232)	(147)
Futures contracts	(65,464)	—	—	231
Forward foreign currency contracts	5,690	—	—	—
Swap contracts	(885,740)	—	—	—
	11,075,598	—	324,017,954	3,067,513
Net realized and unrealized gain (loss)	12,750,707	(3,709)	402,185,930	3,092,651
Increase in net assets from operations	$16,276,975	$20,712,219	$511,821,713	$4,537,361
The accompanying notes are an integral part of the financial statements.
47

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$9,258,320	$8,528,438	$3,199,887
Dividends	580,635	—	—
Securities lending	22,836	13,664	2,767
Less foreign taxes withheld	(124,298)	(602)	—
Total investment income	9,737,493	8,541,500	3,202,654
Expenses
Investment management fees	1,531,973	1,374,352	662,115
Distribution and service fees	138,097	136,336	238,152
Accounting and legal services fees	47,748	57,233	23,336
Trustees' fees	5,155	5,829	2,529
Custodian fees	63,528	33,136	15,996
Printing and postage	12,404	13,699	9,325
Professional fees	44,427	29,643	29,006
Other	13,277	10,467	7,101
Total expenses	1,856,609	1,660,695	987,560
Less expense reductions	(17,744)	(793,309)	(56,963)
Net expenses	1,838,865	867,386	930,597
Net investment income	7,898,628	7,674,114	2,272,057
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(12,768,934)	1,648,247	9,830
Affiliated investments	2,681	1,356	1,328
Futures contracts	(354,271)	—	—
Forward foreign currency contracts	2,442,095	—	—
Written options	224,411	—	—
	(10,454,018)	1,649,603	11,158
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	41,208,805	23,994,926	2,220,822
Affiliated investments	(537)	(133)	3
Futures contracts	376,919	—	—
Forward foreign currency contracts	(1,992,515)	—	—
Written options	(161,074)	—	—
	39,431,598	23,994,793	2,220,825
Net realized and unrealized gain (loss)	28,977,580	25,644,396	2,231,983
Increase in net assets from operations	$36,876,208	$33,318,510	$4,504,040
The accompanying notes are an integral part of the financial statements.
48

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		Global Bond Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income	$10,353,735	$22,517,203	$14,532,375	$28,068,594	$2,570,840	$10,563,624
Net realized gain (loss)	6,070,383	(4,108,480)	17,999,595	(35,994,361)	3,377,417	(4,406,602)
Change in net unrealized appreciation (depreciation)	28,528,692	(23,341,147)	29,644,421	(1,327,456)	4,423,455	(16,827,464)
Increase (decrease) in net assets resulting from operations	44,952,810	(4,932,424)	62,176,391	(9,253,223)	10,371,712	(10,670,442)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(1,155,610)	—	(2,349,653)	—	(909,206)
Series II	—	(4,551,857)	—	(1,932,312)	—	(1,903,554)
Series NAV	—	(16,554,218)	—	(23,761,383)	—	(12,667,424)
Total distributions	—	(22,261,685)	—	(28,043,348)	—	(15,480,184)
From portfolio share transactions
Portfolio share transactions	(5,503,097)	(34,697,507)	(33,408,919)	(143,824,351)	(5,775,793)	(360,336,261)
Total increase (decrease)	39,449,713	(61,891,616)	28,767,472	(181,120,922)	4,595,919	(386,486,887)
Net assets
Beginning of period	678,374,437	740,266,053	1,064,469,478	1,245,590,400	202,544,696	589,031,583
End of period	$717,824,150	$678,374,437	$1,093,236,950	$1,064,469,478	$207,140,615	$202,544,696
	High Yield Trust		Investment Quality Bond Trust		Money Market Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income	$5,885,934	$13,058,347	$3,526,268	$6,833,252	$20,715,928	$28,608,272
Net realized gain (loss)	(991,203)	(1,331,763)	1,675,109	(4,005,526)	(3,709)	(3,357)
Change in net unrealized appreciation (depreciation)	16,393,716	(18,030,950)	11,075,598	(5,121,395)	—	—
Increase (decrease) in net assets resulting from operations	21,288,447	(6,304,366)	16,276,975	(2,293,669)	20,712,219	28,604,915
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(4,546,817)	—	(4,962,256)	(14,835,897)	(20,527,065)
Series II	—	(3,114,361)	—	(2,478,291)	(1,287,448)	(2,020,686)
Series NAV	—	(5,357,388)	—	(1,369,279)	(4,592,584)	(6,055,323)
Total distributions	—	(13,018,566)	—	(8,809,826)	(20,715,929)	(28,603,074)
From portfolio share transactions
Portfolio share transactions	(11,850,762)	(15,046,970)	(2,389,706)	(17,433,368)	(48,749,037)	57,025,625
Total increase (decrease)	9,437,685	(34,369,902)	13,887,269	(28,536,863)	(48,752,747)	57,027,466
Net assets
Beginning of period	196,895,838	231,265,740	245,979,858	274,516,721	1,999,423,056	1,942,395,590
End of period	$206,333,523	$196,895,838	$259,867,127	$245,979,858	$1,950,670,309	$1,999,423,056
The accompanying notes are an integral part of the financial statements.
49

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income	$109,635,783	$234,353,469	$1,444,710	$3,454,663	$7,898,628	$20,452,963
Net realized gain (loss)	78,167,976	(98,183,756)	25,138	(3,736,843)	(10,454,018)	(1,500,585)
Change in net unrealized appreciation (depreciation)	324,017,954	(185,323,842)	3,067,513	1,381,175	39,431,598	(47,276,527)
Increase (decrease) in net assets resulting from operations	511,821,713	(49,154,129)	4,537,361	1,098,995	36,876,208	(28,324,149)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(5,235,078)	—	(726,264)	—	(15,679,904)
Series II	—	(12,274,891)	—	(443,919)	—	(1,416,132)
Series NAV	—	(225,742,204)	—	(2,886,809)	—	(3,355,650)
Total distributions	—	(243,252,173)	—	(4,056,992)	—	(20,451,686)
From portfolio share transactions
Portfolio share transactions	(285,239,712)	(809,838,038)	(827,817)	(124,949,400)	(40,536,989)	(82,634,892)
Total increase (decrease)	226,582,001	(1,102,244,340)	3,709,544	(127,907,397)	(3,660,781)	(131,410,727)
Net assets
Beginning of period	8,214,373,521	9,316,617,861	175,068,789	302,976,186	486,367,373	617,778,100
End of period	$8,440,955,522	$8,214,373,521	$178,778,333	$175,068,789	$482,706,592	$486,367,373
	Total Bond Market Trust		Ultra Short Term Bond Trust
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income	$7,674,114	$14,521,293	$2,272,057	$2,760,100
Net realized gain (loss)	1,649,603	(853,423)	11,158	(21,074)
Change in net unrealized appreciation (depreciation)	23,994,793	(15,057,556)	2,220,825	45,954
Increase (decrease) in net assets resulting from operations	33,318,510	(1,389,686)	4,504,040	2,784,980
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(6,762,678)	—	(204,968)
Series II	—	(1,322,172)	—	(2,764,923)
Series NAV	—	(7,077,351)	—	(539,452)
Total distributions	—	(15,162,201)	—	(3,509,343)
From portfolio share transactions
Portfolio share transactions	31,198,003	10,126,666	2,095,790	(7,759,934)
Total increase (decrease)	64,516,513	(6,425,221)	6,599,830	(8,484,297)
Net assets
Beginning of period	565,045,414	571,470,635	236,112,132	244,596,429
End of period	$629,561,927	$565,045,414	$242,711,962	$236,112,132
The accompanying notes are an integral part of the financial statements.
50

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
06-30-2019 [3]	9.21	0.14	0.48	0.62	—	—	—	9.83	6.73 [4]	0.70 [5]	0.70 [5]	3.01 [5]	38	71
12-31-2018	9.57	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.21	(0.60)	0.70	0.70	3.18	35	63
12-31-2017	9.45	0.29	0.17	0.46	(0.34)	—	(0.34)	9.57	4.84	0.70	0.69	3.01	38	86
12-31-2016	9.40	0.31	0.10	0.41	(0.36)	—	(0.36)	9.45	4.34	0.68 [6]	0.68 [6]	3.18	41	84
12-31-2015	9.88	0.33	(0.31)	0.02	(0.50)	—	(0.50)	9.40	0.17	0.69	0.69	3.31	44	60
12-31-2014	9.60	0.31	0.34	0.65	(0.37)	—	(0.37)	9.88	6.81	0.69	0.68	3.13	49	62
Series II
06-30-2019 [3]	9.23	0.13	0.48	0.61	—	—	—	9.84	6.61 [4]	0.90 [5]	0.90 [5]	2.80 [5]	147	71
12-31-2018	9.59	0.28	(0.36)	(0.08)	(0.28)	—	(0.28)	9.23	(0.80)	0.90	0.90	2.98	141	63
12-31-2017	9.47	0.28	0.16	0.44	(0.32)	—	(0.32)	9.59	4.63	0.90	0.89	2.81	167	86
12-31-2016	9.41	0.29	0.11	0.40	(0.34)	—	(0.34)	9.47	4.23	0.88 [6]	0.88 [6]	2.98	167	84
12-31-2015	9.90	0.31	(0.32)	(0.01)	(0.48)	—	(0.48)	9.41	(0.14)	0.89	0.89	3.13	184	60
12-31-2014	9.62	0.29	0.34	0.63	(0.35)	—	(0.35)	9.90	6.59	0.89	0.88	2.94	215	62
Series NAV
06-30-2019 [3]	9.22	0.14	0.47	0.61	—	—	—	9.83	6.62 [4]	0.65 [5]	0.65 [5]	3.06 [5]	533	71
12-31-2018	9.58	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.22	(0.55)	0.65	0.65	3.24	502	63
12-31-2017	9.46	0.30	0.16	0.46	(0.34)	—	(0.34)	9.58	4.89	0.65	0.64	3.06	535	86
12-31-2016	9.40	0.31	0.11	0.42	(0.36)	—	(0.36)	9.46	4.50	0.63 [6]	0.63 [6]	3.23	536	84
12-31-2015	9.89	0.33	(0.32)	0.01	(0.50)	—	(0.50)	9.40	0.12	0.64	0.64	3.35	546	60
12-31-2014	9.60	0.32	0.35	0.67	(0.38)	—	(0.38)	9.89	6.97	0.64	0.63	3.17	573	62
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Core Bond Trust
Series I
06-30-2019 [3]	12.68	0.17	0.58	0.75	—	—	—	13.43	5.91 [4]	0.67 [5]	0.66 [5]	2.69 [5]	93	256
12-31-2018	13.08	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.68	(0.59)	0.68	0.67	2.39	93	336
12-31-2017	13.09	0.24	0.20	0.44	(0.28)	(0.17)	(0.45)	13.08	3.40	0.67	0.67	1.83	108	332
12-31-2016	13.01	0.22	0.14	0.36	(0.27)	(0.01)	(0.28)	13.09	2.74	0.67	0.66	1.63	121	486
12-31-2015	13.22	0.21	(0.17)	0.04	(0.22)	(0.03)	(0.25)	13.01	0.31	0.68	0.67	1.57	141	425 [6]
12-31-2014	12.85	0.21	0.55	0.76	(0.39)	—	(0.39)	13.22	5.93	0.67	0.67	1.59	1	356
Series II
06-30-2019 [3]	12.67	0.16	0.57	0.73	—	—	—	13.40	5.76 [4]	0.87 [5]	0.86 [5]	2.50 [5]	82	256
12-31-2018	13.07	0.28	(0.39)	(0.11)	(0.29)	—	(0.29)	12.67	(0.79)	0.88	0.87	2.18	82	336
12-31-2017	13.08	0.22	0.20	0.42	(0.26)	(0.17)	(0.43)	13.07	3.21	0.87	0.87	1.63	101	332
12-31-2016	13.00	0.19	0.14	0.33	(0.24)	(0.01)	(0.25)	13.08	2.54	0.87	0.86	1.43	114	486
12-31-2015	13.21	0.18	(0.16)	0.02	(0.20)	(0.03)	(0.23)	13.00	0.11	0.88	0.87	1.36	128	425 [6]
12-31-2014	12.84	0.18	0.55	0.73	(0.36)	—	(0.36)	13.21	5.73	0.87	0.87	1.40	8	356
Series NAV
06-30-2019 [3]	12.62	0.18	0.57	0.75	—	—	—	13.37	5.94 [4]	0.62 [5]	0.61 [5]	2.74 [5]	918	256
12-31-2018	13.02	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.62	(0.54)	0.63	0.62	2.44	889	336
12-31-2017	13.03	0.25	0.20	0.45	(0.29)	(0.17)	(0.46)	13.02	3.47	0.62	0.62	1.88	1,037	332
12-31-2016	12.96	0.22	0.14	0.36	(0.28)	(0.01)	(0.29)	13.03	2.72	0.62	0.61	1.68	987	486
12-31-2015	13.17	0.21	(0.16)	0.05	(0.23)	(0.03)	(0.26)	12.96	0.36	0.63	0.62	1.60	1,049	425 [6]
12-31-2014	12.80	0.22	0.55	0.77	(0.40)	—	(0.40)	13.17	6.01	0.62	0.62	1.65	1,018	356
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.
The accompanying notes are an integral part of the financial statements.
51

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Global Bond Trust
Series I
06-30-2019 [3]	12.34	0.16	0.49	0.65	—	—	—	12.99	5.35 [4]	1.22 [5]	1.18 [5]	2.57 [5]	32	26
12-31-2018	12.93	0.29	(0.53)	(0.24)	(0.35)	—	(0.35)	12.34	(1.90)	0.84	0.82	2.31	32	35
12-31-2017	12.16	0.24	0.82	1.06	(0.29)	—	(0.29)	12.93	8.75	0.83	0.82	1.87	37	47
12-31-2016	11.80	0.28	0.08	0.36	—	—	—	12.16	3.05	0.81 [6]	0.80 [6]	2.18	40	57
12-31-2015	12.54	0.24	(0.66)	(0.42)	(0.32)	—	(0.32)	11.80	(3.50)	0.83	0.82	1.95	42	81
12-31-2014	12.39	0.31	(0.04)	0.27	(0.12)	—	(0.12)	12.54	2.28	0.83	0.83	2.43	52	69
Series II
06-30-2019 [3]	12.17	0.15	0.47	0.62	—	—	—	12.79	5.18 [4]	1.42 [5]	1.38 [5]	2.38 [5]	64	26
12-31-2018	12.77	0.26	(0.52)	(0.26)	(0.34)	—	(0.34)	12.17	(2.03)	1.04	1.02	2.10	62	35
12-31-2017	12.00	0.21	0.81	1.02	(0.25)	—	(0.25)	12.77	8.48	1.03	1.02	1.67	80	47
12-31-2016	11.66	0.25	0.09	0.34	—	—	—	12.00	2.92	1.01 [6]	1.00 [6]	1.98	81	57
12-31-2015	12.42	0.21	(0.66)	(0.45)	(0.31)	—	(0.31)	11.66	(3.73)	1.03	1.02	1.75	88	81
12-31-2014	12.27	0.28	(0.03)	0.25	(0.10)	—	(0.10)	12.42	2.13	1.03	1.03	2.23	113	69
Series NAV
06-30-2019 [3]	12.30	0.17	0.47	0.64	—	—	—	12.94	5.28 [4]	1.17 [5]	1.13 [5]	2.63 [5]	111	26
12-31-2018	12.88	0.27	(0.50)	(0.23)	(0.35)	—	(0.35)	12.30	(1.74)	0.79	0.77	2.11	108	35
12-31-2017	12.12	0.24	0.82	1.06	(0.30)	—	(0.30)	12.88	8.71	0.78	0.77	1.92	472	47
12-31-2016	11.75	0.28	0.09	0.37	—	—	—	12.12	3.15	0.76 [6]	0.75 [6]	2.22	446	57
12-31-2015	12.49	0.24	(0.66)	(0.42)	(0.32)	—	(0.32)	11.75	(3.50)	0.78	0.77	2.00	495	81
12-31-2014	12.33	0.32	(0.03)	0.29	(0.13)	—	(0.13)	12.49	2.42	0.78	0.78	2.48	557	69
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
High Yield Trust
Series I
06-30-2019 [3]	4.84	0.15	0.39	0.54	—	—	—	5.38	10.93 [4]	0.84 [5]	0.83 [5]	5.82 [5]	70	31
12-31-2018	5.32	0.31	(0.47)	(0.16)	(0.32)	—	(0.32)	4.84	(3.01)	0.83	0.82	5.89	67	54
12-31-2017	5.23	0.30	0.09	0.39	(0.30)	—	(0.30)	5.32	7.50	0.85	0.84	5.62	81	61
12-31-2016	4.81	0.34	0.45	0.79	(0.37)	—	(0.37)	5.23	16.26	0.75 [6]	0.74 [6]	6.74	88	61
12-31-2015	5.70	0.37	(0.84)	(0.47)	(0.42)	—	(0.42)	4.81	(8.32)	0.80	0.79	6.51	83	74
12-31-2014	6.09	0.39	(0.36)	0.03	(0.42)	—	(0.42)	5.70	0.28	0.78	0.77	6.33	105	72
Series II
06-30-2019 [3]	4.96	0.15	0.39	0.54	—	—	—	5.50	10.89 [4]	1.04 [5]	1.03 [5]	5.62 [5]	54	31
12-31-2018	5.43	0.31	(0.47)	(0.16)	(0.31)	—	(0.31)	4.96	(3.15)	1.03	1.02	5.69	50	54
12-31-2017	5.34	0.30	0.08	0.38	(0.29)	—	(0.29)	5.43	7.13	1.05	1.04	5.42	62	61
12-31-2016	4.91	0.34	0.45	0.79	(0.36)	—	(0.36)	5.34	16.16	0.95 [6]	0.94 [6]	6.54	65	61
12-31-2015	5.80	0.36	(0.84)	(0.48)	(0.41)	—	(0.41)	4.91	(8.55)	1.00	0.99	6.32	69	74
12-31-2014	6.19	0.39	(0.37)	0.02	(0.41)	—	(0.41)	5.80	0.08	0.98	0.97	6.12	90	72
Series NAV
06-30-2019 [3]	4.77	0.15	0.38	0.53	—	—	—	5.30	11.11 [4]	0.79 [5]	0.78 [5]	5.85 [5]	82	31
12-31-2018	5.24	0.31	(0.46)	(0.15)	(0.32)	—	(0.32)	4.77	(3.02)	0.78	0.77	5.94	80	54
12-31-2017	5.16	0.30	0.08	0.38	(0.30)	—	(0.30)	5.24	7.46	0.80	0.79	5.67	88	61
12-31-2016	4.75	0.34	0.44	0.78	(0.37)	—	(0.37)	5.16	16.56	0.70 [6]	0.70 [6]	6.77	97	61
12-31-2015	5.63	0.36	(0.81)	(0.45)	(0.43)	—	(0.43)	4.75	(8.38)	0.75	0.74	6.56	81	74
12-31-2014	6.02	0.39	(0.36)	0.03	(0.42)	—	(0.42)	5.63	0.33	0.73	0.72	6.38	90	72
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
The accompanying notes are an integral part of the financial statements.
52

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Investment Quality Bond Trust
Series I
06-30-2019 [3]	10.68	0.16	0.56	0.72	—	—	—	11.40	6.74 [4]	0.74 [5]	0.73 [5]	2.98 [5]	141	24
12-31-2018	11.15	0.29	(0.38)	(0.09)	(0.30)	(0.08)	(0.38)	10.68	(0.82)	0.73	0.72	2.66	135	44
12-31-2017	10.99	0.25	0.25	0.50	(0.29)	(0.05)	(0.34)	11.15	4.60	0.72	0.71	2.24	156	72
12-31-2016	10.84	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	10.99	4.29	0.67 [6]	0.66 [6]	2.44	161	60
12-31-2015	11.65	0.26	(0.36)	(0.10)	(0.21)	(0.50)	(0.71)	10.84	(0.82)	0.69	0.69	2.28	166	97
12-31-2014	11.41	0.31	0.31	0.62	(0.35)	(0.03)	(0.38)	11.65	5.47	0.69	0.69	2.60	190	109
Series II
06-30-2019 [3]	10.69	0.15	0.55	0.70	—	—	—	11.39	6.55 [4]	0.94 [5]	0.93 [5]	2.78 [5]	75	24
12-31-2018	11.15	0.27	(0.37)	(0.10)	(0.28)	(0.08)	(0.36)	10.69	(0.93)	0.93	0.92	2.46	71	44
12-31-2017	11.00	0.23	0.24	0.47	(0.27)	(0.05)	(0.32)	11.15	4.30	0.92	0.91	2.04	83	72
12-31-2016	10.85	0.25	0.20	0.45	(0.23)	(0.07)	(0.30)	11.00	4.08	0.87 [6]	0.86 [6]	2.25	84	60
12-31-2015	11.66	0.24	(0.36)	(0.12)	(0.19)	(0.50)	(0.69)	10.85	(1.02)	0.89	0.89	2.08	91	97
12-31-2014	11.42	0.28	0.32	0.60	(0.33)	(0.03)	(0.36)	11.66	5.26	0.89	0.89	2.40	107	109
Series NAV
06-30-2019 [3]	10.65	0.16	0.55	0.71	—	—	—	11.36	6.67 [4]	0.69 [5]	0.68 [5]	3.03 [5]	44	24
12-31-2018	11.11	0.30	(0.38)	(0.08)	(0.30)	(0.08)	(0.38)	10.65	(0.68)	0.68	0.67	2.72	39	44
12-31-2017	10.95	0.26	0.25	0.51	(0.30)	(0.05)	(0.35)	11.11	4.68	0.67	0.66	2.28	35	72
12-31-2016	10.81	0.27	0.20	0.47	(0.26)	(0.07)	(0.33)	10.95	4.26	0.63 [6]	0.62 [6]	2.44	52	60
12-31-2015	11.61	0.27	(0.35)	(0.08)	(0.22)	(0.50)	(0.72)	10.81	(0.68)	0.64	0.64	2.35	24	97
12-31-2014	11.37	0.31	0.32	0.63	(0.36)	(0.03)	(0.39)	11.61	5.54	0.64	0.64	2.63	19	109
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
Money Market Trust
Series I
06-30-2019 [3]	1.00	0.011	— [4]	0.011	(0.011)	— [4]	(0.011)	1.00	1.06 [5]	0.46 [6]	0.33 [6]	2.14 [6]	1,408	—
12-31-2018	1.00	0.015	— [4]	0.015	(0.015)	— [4]	(0.015)	1.00	1.54	0.47	0.33	1.53	1,415	—
12-31-2017	1.00	0.006	— [4]	0.006	(0.006)	— [4]	(0.006)	1.00	0.59	0.46	0.33	0.58	1,372	—
12-31-2016	1.00	0.001	— [4]	0.001	(0.001)	—	(0.001)	1.00	0.07	0.48	0.35	0.07	1,718	—
12-31-2015	1.00	—	— [4]	— [4]	—	— [4]	— [4]	1.00	0.00 [7]	0.56	0.17	—	1,714	—
12-31-2014	1.00	—	— [4]	— [4]	—	— [4]	— [4]	1.00	0.00 [7]	0.56	0.16	—	1,794	—
Series II
06-30-2019 [3]	1.00	0.010	— [4]	0.010	(0.010)	— [4]	(0.010)	1.00	0.96 [5]	0.66 [6]	0.53 [6]	1.93 [6]	129	—
12-31-2018	1.00	0.013	— [4]	0.013	(0.013)	— [4]	(0.013)	1.00	1.34	0.67	0.53	1.31	140	—
12-31-2017	1.00	0.004	— [4]	0.004	(0.004)	— [4]	(0.004)	1.00	0.39	0.66	0.53	0.38	173	—
12-31-2016	1.00	—	— [4]	— [4]	—	—	—	1.00	0.00	0.68	0.42	—	211	—
12-31-2015	1.00	—	— [4]	— [4]	—	— [4]	— [4]	1.00	0.00 [7]	0.76	0.17	—	253	—
12-31-2014	1.00	—	— [4]	— [4]	—	— [4]	— [4]	1.00	0.00 [7]	0.76	0.16	—	315	—
Series NAV
06-30-2019 [3]	1.00	0.011	— [4]	0.011	(0.011)	— [4]	(0.011)	1.00	1.09 [5]	0.41 [6]	0.28 [6]	2.18 [6]	414	—
12-31-2018	1.00	0.016	— [4]	0.016	(0.016)	— [4]	(0.016)	1.00	1.59	0.42	0.28	1.59	444	—
12-31-2017	1.00	0.006	— [4]	0.006	(0.006)	— [4]	(0.006)	1.00	0.64	0.41	0.28	0.63	398	—
12-31-2016 [8]	1.00	0.001	— [4]	0.001	(0.001)	—	(0.001)	1.00	0.11 [5]	0.43 [6]	0.34 [6]	0.16 [6]	394	—
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Less than $0.0005 per share. 5. Not annualized. 6. Annualized. 7. Less than 0.005%. 8. After the close of business on April 29, 2016, holders of Series NAV shares of Money Market Trust B became owners of an equal number of full and fractional Series NAV shares of Money Market Trust. These shares were first offered on 5-2-16.
The accompanying notes are an integral part of the financial statements.
53

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
06-30-2019 [3]	12.99	0.17	0.65	0.82	—	—	—	13.81	6.31 [4]	0.65 [5]	0.62 [5]	2.62 [5]	181	80
12-31-2018	13.42	0.34	(0.40)	(0.06)	(0.37)	—	(0.37)	12.99	(0.43)	0.65	0.62	2.61	173	83
12-31-2017	13.31	0.31	0.18	0.49	(0.38)	—	(0.38)	13.42	3.67	0.65	0.63	2.28	201	92
12-31-2016	13.30	0.31	0.10	0.41	(0.40)	—	(0.40)	13.31	3.06	0.65	0.64	2.23	203	73 [6]
12-31-2015	13.67	0.31	(0.27)	0.04	(0.41)	—	(0.41)	13.30	0.24	0.65	0.64	2.23	203	62
12-31-2014	13.30	0.31	0.42	0.73	(0.36)	—	(0.36)	13.67	5.53	0.64	0.64	2.23	228	104 [6]
Series II
06-30-2019 [3]	13.01	0.16	0.65	0.81	—	—	—	13.82	6.23 [4]	0.85 [5]	0.82 [5]	2.42 [5]	438	80
12-31-2018	13.44	0.32	(0.41)	(0.09)	(0.34)	—	(0.34)	13.01	(0.63)	0.85	0.82	2.42	513	83
12-31-2017	13.33	0.28	0.18	0.46	(0.35)	—	(0.35)	13.44	3.46	0.85	0.83	2.08	491	92
12-31-2016	13.32	0.28	0.10	0.38	(0.37)	—	(0.37)	13.33	2.85	0.85	0.84	2.03	506	73 [6]
12-31-2015	13.69	0.28	(0.27)	0.01	(0.38)	—	(0.38)	13.32	0.04	0.85	0.84	2.03	511	62
12-31-2014	13.31	0.28	0.44	0.72	(0.34)	—	(0.34)	13.69	5.40	0.84	0.84	2.03	558	104 [6]
Series NAV
06-30-2019 [3]	12.98	0.18	0.65	0.83	—	—	—	13.81	6.39 [4]	0.60 [5]	0.57 [5]	2.68 [5]	7,822	80
12-31-2018	13.41	0.35	(0.41)	(0.06)	(0.37)	—	(0.37)	12.98	(0.38)	0.60	0.57	2.66	7,528	83
12-31-2017	13.31	0.32	0.16	0.48	(0.38)	—	(0.38)	13.41	3.65	0.60	0.58	2.33	8,625	92
12-31-2016	13.29	0.31	0.12	0.43	(0.41)	—	(0.41)	13.31	3.19	0.60	0.59	2.28	8,433	73 [6]
12-31-2015	13.66	0.31	(0.27)	0.04	(0.41)	—	(0.41)	13.29	0.29	0.60	0.59	2.28	8,459	62
12-31-2014	13.29	0.31	0.43	0.74	(0.37)	—	(0.37)	13.66	5.59	0.59	0.59	2.25	9,854	104 [6]
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.
Short Term Government Income Trust
Series I
06-30-2019 [3]	11.87	0.10	0.21	0.31	—	—	—	12.18	2.61 [4]	0.71 [5]	0.70 [5]	1.64 [5]	35	13
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.84	0.68	0.67	1.26	35	28
12-31-2017	12.12	0.11	(0.04)	0.07	(0.17)	—	(0.17)	12.02	0.57	0.67	0.66	0.88	38	47
12-31-2016	12.25	0.09	(0.02)	0.07	(0.20)	—	(0.20)	12.12	0.57	0.64 [6]	0.64 [6]	0.76	41	71
12-31-2015	12.39	0.09	(0.01)	0.08	(0.22)	—	(0.22)	12.25	0.64	0.66	0.65	0.70	45	43
12-31-2014	12.50	0.08	0.06	0.14	(0.25)	—	(0.25)	12.39	1.15	0.66	0.65	0.64	51	46
Series II
06-30-2019 [3]	11.88	0.09	0.21	0.30	—	—	—	12.18	2.53 [4]	0.91 [5]	0.90 [5]	1.44 [5]	24	13
12-31-2018	12.02	0.13	(0.05)	0.08	(0.22)	—	(0.22)	11.88	0.64	0.88	0.87	1.05	26	28
12-31-2017	12.13	0.08	(0.04)	0.04	(0.15)	—	(0.15)	12.02	0.37	0.87	0.86	0.68	28	47
12-31-2016	12.25	0.07	(0.01)	0.06	(0.18)	—	(0.18)	12.13	0.45	0.84 [6]	0.84 [6]	0.56	33	71
12-31-2015	12.40	0.06	(0.01)	0.05	(0.20)	—	(0.20)	12.25	0.36	0.86	0.85	0.50	36	43
12-31-2014	12.51	0.06	0.06	0.12	(0.23)	—	(0.23)	12.40	0.94	0.86	0.85	0.44	38	46
Series NAV
06-30-2019 [3]	11.87	0.10	0.21	0.31	—	—	—	12.18	2.61 [4]	0.66 [5]	0.65 [5]	1.69 [5]	120	13
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.89	0.63	0.62	1.28	115	28
12-31-2017	12.12	0.11	(0.03)	0.08	(0.18)	—	(0.18)	12.02	0.62	0.62	0.61	0.93	237	47
12-31-2016	12.25	0.10	(0.02)	0.08	(0.21)	—	(0.21)	12.12	0.62	0.59 [6]	0.59 [6]	0.81	251	71
12-31-2015	12.39	0.09	— [7]	0.09	(0.23)	—	(0.23)	12.25	0.69	0.61	0.60	0.75	247	43
12-31-2014	12.50	0.09	0.06	0.15	(0.26)	—	(0.26)	12.39	1.20	0.61	0.60	0.69	303	46
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%. 7. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
54

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
06-30-2019 [3]	12.53	0.21	0.77	0.98	—	—	—	13.51	7.82 [4]	0.76 [5]	0.75 [5]	3.26 [5]	366	62
12-31-2018	13.72	0.49	(1.17)	(0.68)	(0.51)	—	(0.51)	12.53	(5.03)	0.74	0.73	3.63	371	61
12-31-2017	13.41	0.46	0.29	0.75	(0.44)	—	(0.44)	13.72	5.59	0.73	0.73	3.36	477	40
12-31-2016	13.07	0.40	0.27	0.67	(0.33)	—	(0.33)	13.41	5.12	0.72 [6]	0.71 [6]	2.95	473	42
12-31-2015	13.24	0.43	(0.27)	0.16	(0.33)	—	(0.33)	13.07	1.22	0.74	0.74	3.18	441	49
12-31-2014	13.17	0.56	0.11	0.67	(0.60)	—	(0.60)	13.24	5.14	0.75	0.74	4.13	415	50
Series II
06-30-2019 [3]	12.56	0.20	0.77	0.97	—	—	—	13.53	7.72 [4]	0.96 [5]	0.95 [5]	3.06 [5]	37	62
12-31-2018	13.76	0.46	(1.18)	(0.72)	(0.48)	—	(0.48)	12.56	(5.29)	0.94	0.93	3.43	36	61
12-31-2017	13.45	0.44	0.28	0.72	(0.41)	—	(0.41)	13.76	5.37	0.93	0.93	3.16	45	40
12-31-2016	13.10	0.37	0.28	0.65	(0.30)	—	(0.30)	13.45	4.98	0.92 [6]	0.91 [6]	2.74	46	42
12-31-2015	13.27	0.40	(0.26)	0.14	(0.31)	—	(0.31)	13.10	1.01	0.94	0.94	2.98	51	49
12-31-2014	13.20	0.53	0.12	0.65	(0.58)	—	(0.58)	13.27	4.92	0.95	0.94	3.94	57	50
Series NAV
06-30-2019 [3]	12.49	0.21	0.77	0.98	—	—	—	13.47	7.85 [4]	0.71 [5]	0.70 [5]	3.31 [5]	79	62
12-31-2018	13.68	0.49	(1.16)	(0.67)	(0.52)	—	(0.52)	12.49	(5.00)	0.69	0.68	3.68	79	61
12-31-2017	13.37	0.47	0.28	0.75	(0.44)	—	(0.44)	13.68	5.66	0.68	0.68	3.42	96	40
12-31-2016	13.03	0.40	0.27	0.67	(0.33)	—	(0.33)	13.37	5.19	0.67 [6]	0.66 [6]	2.98	66	42
12-31-2015	13.20	0.43	(0.26)	0.17	(0.34)	—	(0.34)	13.03	1.27	0.69	0.69	3.22	84	49
12-31-2014	13.13	0.56	0.12	0.68	(0.61)	—	(0.61)	13.20	5.21	0.70	0.69	4.18	53	50
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
Total Bond Market Trust
Series I
06-30-2019 [3]	9.82	0.13	0.43	0.56	—	—	—	10.38	5.70 [4]	0.57 [5]	0.30 [5]	2.62 [5]	291	20
12-31-2018	10.11	0.25	(0.27)	(0.02)	(0.27)	—	(0.27)	9.82	(0.19)	0.57	0.30	2.57	256	22
12-31-2017	10.08	0.24	0.08	0.32	(0.29)	—	(0.29)	10.11	3.18	0.57	0.30	2.39	247	46
12-31-2016	10.11	0.25	(0.01)	0.24	(0.27)	—	(0.27)	10.08	2.39	0.56	0.30	2.38	227	58
12-31-2015	10.37	0.26	(0.23)	0.03	(0.29)	—	(0.29)	10.11	0.25	0.56	0.30	2.53	172	67
12-31-2014	10.09	0.29	0.32	0.61	(0.33)	—	(0.33)	10.37	6.11	0.56	0.30	2.76	135	64
Series II
06-30-2019 [3]	9.83	0.12	0.44	0.56	—	—	—	10.39	5.70 [4]	0.77 [5]	0.50 [5]	2.42 [5]	60	20
12-31-2018	10.13	0.23	(0.28)	(0.05)	(0.25)	—	(0.25)	9.83	(0.49)	0.77	0.50	2.37	57	22
12-31-2017	10.09	0.23	0.08	0.31	(0.27)	—	(0.27)	10.13	3.08	0.77	0.50	2.19	61	46
12-31-2016	10.12	0.23	(0.01)	0.22	(0.25)	—	(0.25)	10.09	2.19	0.76	0.50	2.18	73	58
12-31-2015	10.38	0.24	(0.23)	0.01	(0.27)	—	(0.27)	10.12	0.05	0.76	0.50	2.33	68	67
12-31-2014	10.10	0.27	0.32	0.59	(0.31)	—	(0.31)	10.38	5.90	0.76	0.50	2.56	69	64
Series NAV
06-30-2019 [3]	9.81	0.13	0.44	0.57	—	—	—	10.38	5.81 [4]	0.52 [5]	0.25 [5]	2.67 [5]	278	20
12-31-2018	10.11	0.26	(0.29)	(0.03)	(0.27)	—	(0.27)	9.81	(0.24)	0.52	0.25	2.62	252	22
12-31-2017	10.07	0.26	0.08	0.34	(0.30)	—	(0.30)	10.11	3.34	0.52	0.25	2.45	264	46
12-31-2016	10.10	0.25	— [6]	0.25	(0.28)	—	(0.28)	10.07	2.45	0.51	0.25	2.43	280	58
12-31-2015	10.36	0.27	(0.24)	0.03	(0.29)	—	(0.29)	10.10	0.30	0.51	0.25	2.58	266	67
12-31-2014	10.09	0.29	0.32	0.61	(0.34)	—	(0.34)	10.36	6.06	0.51	0.25	2.82	284	64
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
55

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
06-30-2019 [3]	11.37	0.12	0.11	0.23	—	—	—	11.60	2.02 [4]	0.67 [5]	0.63 [5]	2.03 [5]	10	27
12-31-2018	11.41	0.16	— [6]	0.16	(0.20)	—	(0.20)	11.37	1.40	0.68	0.65	1.42	12	59
12-31-2017	11.52	0.09	(0.01)	0.08	(0.19)	—	(0.19)	11.41	0.66	0.66	0.65	0.82	11	53
12-31-2016	11.64	0.05	0.01	0.06	(0.18)	—	(0.18)	11.52	0.52	0.65	0.64	0.43	12	86
12-31-2015	11.80	0.01	(0.01)	— [6]	(0.16)	—	(0.16)	11.64	(0.04)	0.66	0.65	0.12	10	86
12-31-2014	11.98	0.01	(0.01)	— [6]	(0.18)	—	(0.18)	11.80	(0.02)	0.66	0.65	0.05	9	69
Series II
06-30-2019 [3]	11.37	0.10	0.11	0.21	—	—	—	11.58	1.93 [4]	0.87 [5]	0.83 [5]	1.83 [5]	188	27
12-31-2018	11.41	0.14	— [6]	0.14	(0.18)	—	(0.18)	11.37	1.19	0.88	0.85	1.21	193	59
12-31-2017	11.52	0.07	(0.02)	0.05	(0.16)	—	(0.16)	11.41	0.46	0.86	0.85	0.62	205	53
12-31-2016	11.64	0.03	0.01	0.04	(0.16)	—	(0.16)	11.52	0.32	0.85	0.84	0.23	268	86
12-31-2015	11.79	(0.01)	(0.01)	(0.02)	(0.13)	—	(0.13)	11.64	(0.15)	0.86	0.85	(0.07)	235	86
12-31-2014	11.98	(0.02)	(0.02)	(0.04)	(0.15)	—	(0.15)	11.79	(0.30)	0.86	0.85	(0.14)	214	69
Series NAV
06-30-2019 [3]	11.38	0.12	0.10	0.22	—	—	—	11.60	1.93 [4]	0.62 [5]	0.58 [5]	2.09 [5]	44	27
12-31-2018	11.41	0.17	— [6]	0.17	(0.20)	—	(0.20)	11.38	1.53	0.63	0.60	1.46	31	59
12-31-2017	11.53	0.10	(0.03)	0.07	(0.19)	—	(0.19)	11.41	0.62	0.61	0.60	0.89	29	53
12-31-2016	11.64	0.06	0.02	0.08	(0.19)	—	(0.19)	11.53	0.66	0.60	0.59	0.48	17	86
12-31-2015	11.80	0.02	(0.02)	— [6]	(0.16)	—	(0.16)	11.64	0.01	0.61	0.60	0.18	14	86
12-31-2014	11.98	0.01	(0.01)	— [6]	(0.18)	—	(0.18)	11.80	0.03	0.61	0.60	0.12	14	69
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-19. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
56

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION John Hancock Variable Insurance Trust (the Trust), is a no load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (portfolios), eleven of which are presented in this report.

The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently outstanding are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Prior to June 28, 2019, the Advisor was known as John Hancock Investment Management Services, LLC. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation.  Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

Securities in Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolios. This portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

All investments of Money Market Trust are categorized as Level 2 under the hierarchy described above, as of June 30, 2019.

57

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the remaining portfolios’ investments as of June 30, 2019, by major security category or type:

	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$288,140,307	—	$288,140,307	—
Foreign government obligations	4,965,333	—	4,965,333	—
Corporate bonds	274,068,788	—	274,068,788	—
Capital preferred securities	1,305,233	—	1,305,233	—
Municipal bonds	4,600,799	—	4,600,799	—
Term loans	720,626	—	720,626	—
Collateralized mortgage obligations	63,632,670	—	63,632,670	—
Asset backed securities	68,963,905	—	68,963,905	—
Preferred securities	691,235	$497,335	193,900	—
Securities lending collateral	4,341,142	4,341,142	—	—
Short-term investments	84,919,017	74,720,017	10,199,000	—
Total investments in securities	$796,349,055	$79,558,494	$716,790,561	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$632,318,167	—	$632,318,167	—
Foreign government obligations	6,052,093	—	6,052,093	—
Corporate bonds	264,841,839	—	264,841,839	—
Municipal bonds	6,838,205	—	6,838,205	—
Collateralized mortgage obligations	130,814,121	—	130,814,121	—
Asset backed securities	133,545,973	—	133,545,973	—
Securities lending collateral	5,840,511	$5,840,511	—	—
Short-term investments	14,003,054	14,003,054	—	—
Total investments in securities	$1,194,253,963	$19,843,565	$1,174,410,398	—

Global Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$82,093,875	—	$82,093,875	—
Foreign government obligations	65,238,226	—	65,238,226	—
Corporate bonds	90,673,845	—	90,673,845	—
Capital preferred securities	941,325	—	941,325	—
Municipal bonds	2,301,903	—	2,301,903	—
Term loans	672,763	—	672,763	—
Collateralized mortgage obligations	28,543,602	—	28,543,602	—
Asset backed securities	7,488,663	—	7,488,663	—
Common stocks	7,480	$7,480	—	—
Preferred securities	371,711	—	371,711	—
Escrow shares	181,060	—	181,060	—
Purchased options	8,567	2,927	5,640	—
Short-term investments	1,734,000	—	1,734,000	—
Total investments in securities	$280,257,020	$10,407	$280,246,613	—
Liabilities
Securities sold short	($2,474,820)	—	($2,474,820)	—
Sale commitments outstanding	(613,371)	—	(613,371)	—
Reverse repurchase agreements	(14,759,736)	—	(14,759,736)	—
Derivatives:
Assets
Futures	$1,355,184	$1,355,184	—	—
Forward foreign currency contracts	1,575,913	—	$1,575,913	—
Swap contracts	4,579,051	—	4,579,051	—
Liabilities
Futures	(962,550)	(962,550)	—	—
Forward foreign currency contracts	(1,457,500)	—	(1,457,500)	—
Written options	(58,057)	(24,633)	(33,424)	—
Swap contracts	(3,045,943)	—	(3,045,943)	—

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$2,874,126	—	$2,874,126	—
Corporate bonds	171,327,070	—	171,327,070	—
Convertible bonds	2,149,003	—	2,149,003	—
Term loans	8,371,070	—	8,371,070	—

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	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust (continued)
Asset backed securities	$11,217,457	—	$11,217,457	—
Common stocks	2,485,717	$1,911,369	377,811	$196,537
Preferred securities	1,562,599	1,562,599	—	—
Escrow certificates	500	—	—	500
Securities lending collateral	8,469,623	8,469,623	—	—
Short-term investments	6,093,399	6,093,399	—	—
Total investments in securities	$214,550,564	$18,036,990	$196,316,537	$197,037
Derivatives:
Assets
Futures	$159,110	$159,110	—	—
Forward foreign currency contracts	25,612	—	$25,612	—
Liabilities
Futures	(45,394)	(45,394)	—	—
Forward foreign currency contracts	(1,546)	—	(1,546)	—

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$153,153,347	—	$153,153,347	—
Foreign government obligations	2,995,060	—	2,995,060	—
Corporate bonds	74,899,938	—	74,899,938	—
Municipal bonds	2,180,475	—	2,180,475	—
Term loans	4,225,400	—	4,225,400	—
Collateralized mortgage obligations	40,249,607	—	40,249,607	—
Asset backed securities	37,058,539	—	37,058,539	—
Securities lending collateral	1,097,819	$1,097,819	—	—
Certificate of deposit	50,030	—	50,030	—
Short-term investments	10,546,491	—	10,546,491	—
Total investments in securities	$326,456,706	$1,097,819	$325,358,887	—
Derivatives:
Assets
Futures	$189,331	$189,331	—	—
Forward foreign currency contracts	6,383	—	$6,383	—
Swap contracts	7,013	—	7,013	—
Liabilities
Futures	(79,718)	(79,718)	—	—
Forward foreign currency contracts	(48,793)	—	(48,793)	—
Swap contracts	(2,284,510)	—	(2,284,510)	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,470,436,091	—	$3,470,436,091	—
Foreign government obligations	38,992,184	—	38,992,184	—
Corporate bonds	3,126,316,070	—	3,126,316,070	—
Capital preferred securities	2,413,760	—	2,413,760	—
Collateralized mortgage obligations	375,401,779	—	375,401,779	—
Asset backed securities	1,276,069,639	—	1,276,069,639	—
Preferred securities	1,337,477	$1,337,477	—	—
Securities lending collateral	66,060,690	66,060,690	—	—
Short-term investments	251,624,000	—	251,624,000	—
Total investments in securities	$8,608,651,690	$67,398,167	$8,541,253,523	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$168,560,886	—	$168,560,886	—
Collateralized mortgage obligations	6,254,382	—	6,254,382	—
Short-term investments	2,790,000	—	2,790,000	—
Total investments in securities	$177,605,268	—	$177,605,268	—
Derivatives:
Assets
Futures	$231	$231	—	—

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	Total value at 6-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$49,115,270	—	$49,115,270	—
Foreign government obligations	105,801,935	—	105,801,935	—
Corporate bonds	227,453,692	—	227,453,692	—
Convertible bonds	10,399,382	—	10,399,382	—
Capital preferred securities	5,734,061	—	5,734,061	—
Term loans	1,993,924	—	1,993,924	—
Collateralized mortgage obligations	25,612,184	—	25,612,184	—
Asset backed securities	18,041,863	—	18,041,863	—
Common stocks	2,808,244	$2,808,244	—	—
Preferred securities	18,520,637	13,122,636	5,398,001	—
Purchased options	204,653	—	204,653	—
Securities lending collateral	6,192,383	6,192,383	—	—
Short-term investments	17,270,000	—	17,270,000	—
Total investments in securities	$489,148,228	$22,123,263	$467,024,965	—
Derivatives:
Assets
Forward foreign currency contracts	$352,265	—	$352,265	—
Liabilities
Futures	(26,088)	($26,088)	—	—
Forward foreign currency contracts	(1,364,587)	—	(1,364,587)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$415,839,566	—	$415,839,566	—
Foreign government obligations	10,341,055	—	10,341,055	—
Corporate bonds	169,906,645	—	169,906,645	—
Municipal bonds	4,678,476	—	4,678,476	—
Collateralized mortgage obligations	16,331,035	—	16,331,035	—
Securities lending collateral	3,402,015	$3,402,015	—	—
Short-term investments	33,084,783	33,084,783	—	—
Total investments in securities	$653,583,575	$36,486,798	$617,096,777	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$20,747,174	—	$20,747,174	—
Corporate bonds	125,945,286	—	125,945,286	—
Collateralized mortgage obligations	1,014,415	—	1,014,415	—
Asset backed securities	67,035,547	—	67,035,547	—
Securities lending collateral	2,057,582	$2,057,582	—	—
Short-term investments	4,670,097	803,097	3,867,000	—
Total investments in securities	$221,470,101	$2,860,679	$218,609,422	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.

High Yield Trust
	Corporate Bonds	Term Loan	Common Stocks	Preferred Securities	Escrow Certificates	Total
Balance as of 12-31-18	$766,649	588,375	$912,317	$20,999	$500	$2,288,840
Realized gain (loss)	11,940	11,625	147,482	(1,375,787)	—	(1,204,740)
Change in unrealized appreciation (depreciation)	(11,940)	—	(317,134)	1,376,898	—	1,047,824
Purchases	—	—	—	—	—	—
Sales	(766,649)	(600,000)	(546,128)	(22,110)	—	(1,934,887)
Balance as of 6-30-19	—	—	$196,537	—	$500	$197,037
Change in unrealized at period end*	—	—	($119,896)	—	—	($119,896)

*	Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of operations.

Repurchase agreements.  The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

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Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, a portfolio deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The portfolios are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In addition, the portfolios may receive cash collateral from the counterparty to cover appreciation on the underlying security which is shown on the Statements of assets and liabilities as Payable for collateral on open reverse repurchase agreements. Obligations to repay cash received by the portfolios is shown on the Statements of assets and liabilities as Payable for open reverse repurchase agreements.

Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. In the event of a default by the counterparty, recovery of the security transferred by the portfolio may be delayed or the portfolio may incur a loss equal to the amount by which the value of the security transferred by a portfolio exceeds the repurchase price payable by the portfolio.

The following table summarizes the open reverse repurchase agreements at June 30, 2019:

Portfolio	Counterparty	Borrowing rates	Settlement date	Maturity date	Borrowing amount	Payable for reverse repurchase agreements
Global Bond Trust	Bank of America1	2.750%	6/18/2019	7/2/2019	$1,481,130	$1,482,488
Global Bond Trust	Bank of Montreal2	2.600%	5/6/2019	7/15/2019	721,875	724,742
Global Bond Trust	Credit Agricole3	2.570%	5/16/2019	7/16/2019	5,309,745	5,326,803
Global Bond Trust	Credit Agricole4	2.590%	5/31/2019	7/12/2019	1,911,938	1,916,065
Global Bond Trust	Credit Agricole5	2.600%	6/25/2019	7/25/2019	817,500	817,795
Global Bond Trust	Credit Agricole6	2.600%	6/28/2019	7/25/2019	1,046,250	1,046,401
Global Bond Trust	Royal Bank of Canada7	2.610%	6/5/2019	8/2/2019	3,439,208	3,445,442

1	Reverse repurchase agreement with Bank of America dated 6/18/2019 at 2.750% to be repurchased at $1,482,714 on 7/2/2019, collateralized by $766,276 U.S. Treasury Inflation Indexed Bonds, 1.375% due 2/15/2044 (valued at $869,817, including interest) and $515,700 U.S. Treasury Bonds, 3.625% due 8/15/2043 (valued at $624,541, including interest)

2	Reverse repurchase agreement with Bank of Montreal dated 5/6/2019 at 2.600% to be repurchased at $725,524 on 7/15/2019, collateralized by $700,000 U.S. Treasury Bonds, 3.000% due 5/15/2045 (valued at $764,613, including interest)

3	Reverse repurchase agreement with Credit Agricole dated 5/16/2019 at 2.570% to be repurchased at $5,332,867 on 7/16/2019, collateralized by $5,124,000 U.S. Treasury Notes, 2.875% due 4/30/2025 (valued at $5,420,031, including interest)

4	Reverse repurchase agreement with Credit Agricole dated 5/31/2019 at 2.590% to be repurchased at $1,917,715 on 7/12/2019, collateralized by $1,599,791 U.S. Treasury Inflation Indexed Bonds, 2.500% due 1/15/2029 (valued at $1,924,606, including interest)

5	Reverse repurchase agreement with Credit Agricole dated 6/25/2019 at 2.600% to be repurchased at $819,271 on 7/25/2019, collateralized by $600,000 U.S. Treasury Bonds, 4.625% due 2/15/2040 (valued at $823,078, including interest)

6	Reverse repurchase agreement with Credit Agricole dated 6/28/2019 at 2.600% to be repurchased at $1,048,290 on 7/25/2019, collateralized by $776,700 U.S. Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029 (valued at $1,039,739, including interest)

7	Reverse repurchase agreement with Royal Bank of Canada dated 6/5/2019 at 2.610% to be repurchased at $3,453,670 on 8/2/2019, collateralized by $3,405,789 U.S. Treasury Inflation Indexed Notes, 0.500% due 1/15/2028 (valued at $3,461,572, including interest)

The average borrowings by the portfolio and the weighted average interest rate for the period ended June 30, 2019 were as follows:

Portfolio	Average Borrowings	Weighted Average Annual Interest Rate
Global Bond Trust	$9,101,456	2.37%

When-issued/delayed-delivery securities.  The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, the counterparties have pledged cash collateral for these transactions which is recorded as Payable for collateral on sale commitments on the Statements of assets and liabilities.

Securities sold short.  Certain portfolios may make short sales of securities or maintain a short position, provided that at all times when a short position is open a portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).

In addition, certain portfolios may also sell a security they do not own in anticipation of a decline in the market value of that security (a short sale “not against-the-box”). To complete such a transaction, a portfolio must borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

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Until a portfolio replaces a borrowed security, it will maintain cash or other liquid assets at such a level that will equal the current value of the security sold short and will not be less than the market value of the security at the time it was sold short. A portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the portfolio may be required to pay in connection with a short sale.

Interest or short dividend expense relates to a portfolio’s liability with respect to short sale transactions by the portfolios. Interest or short dividend expense is recorded as incurred.

Sale-Buybacks.  Certain portfolios may enter into financing transactions referred to as sale-buybacks, which are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a portfolio to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the portfolio are reflected as a liability on the Statements of Assets and Liabilities. The portfolio will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the portfolio would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the portfolio may receive a fee for use of the security by the counterparty, which may result in income to the portfolio. The average borrowings by the portfolio and the weighted average interest rate for the six months ended June 30, 2019 were as follows:

Portfolio	Average Borrowing	Weighted average interest rate
Global Bond Trust	$916,552	2.38%

The counterparties to sale-buyback transactions at June 30, 2019 were as follows:

Portfolio	Counterparty	Payable for portfolios borrowed	Market value of securities	Net exposure
Global Bond Trust	BNP Paribas	($1,435,338)	$1,432,732	($2,606)

Term loans (Floating rate loans).  The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. Failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolio may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Stripped securities.  Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, a portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that a portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities.  The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Inflation-indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

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Payment-in-kind bonds.  The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, a portfolio may need to sell other investments to make distributions.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when a portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending.  The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the value of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2019:

Portfolio	Market Value of Securities on Loan		Cash Collateral Received
Active Bond Trust	$4,244,348		$4,341,858
Core Bond Trust	5,670,356		5,854,532
High Yield Trust	8,268,649		8,471,003
Investment Quality Bond Trust	1,068,341		1,097,690
Select Bond Trust	64,687,883		66,076,393
Strategic Income Opportunities Trust	6,042,815		6,190,420
Total Bond Market Trust	3,326,551		3,405,465
Ultra Short Term Bond Trust	—	*	2,057,500

*	On June 30, 2019, Ultra Short Term Bond Trust securities on loan of $2,015,789 matured. Cash collateral was returned subsequent to period end.

Foreign investing.  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes.  The portfolios may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Line of credit.  The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreements, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Any overdrafts at period end are presented under the caption Due to custodian in the Statements of assets and liabilities.

The portfolios and other affiliated funds, excluding Core Bond Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.

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Core Bond Trust and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas.

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations.

Commitment fees for the six months ended June 30, 2019 were as follows:

Portfolio	Commitment Fee
Active Bond Trust	$2,172
Core Bond Trust	6,644
Global Bond Trust	1,236
High Yield Trust	1,351
Investment Quality Bond Trust	1,436
Money Market Trust	4,257
Select Bond Trust	$14,627
Short Term Government Income Trust	1,273
Strategic Income Opportunities Trust	1,800
Total Bond Market Trust	2,009
Ultra Short Term Bond Trust	1,428

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Change in accounting principle.  Effective January 1, 2019, the portfolios are subject to Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non contingently callable debt securities. Adoption of the ASU had no material impact to the portfolios.

Federal income taxes.  Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of December 31, 2018, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2018:

	No Expiration Date
Portfolio	Short Term	Long Term
Active Bond Trust	$3,633,252	$8,749,943
Core Bond Trust	23,564,920	19,534,548
Global Bond Trust	5,054,678	3,889,948
High Yield Trust	3,943,049	55,192,673
Investment Quality Bond Trust	2,866,908	1,527,894
Money Market Trust	11,700	—
Select Bond Trust	159,952,774	177,707,215
Short Term Government Income Trust	3,766,500	21,447,417
Strategic Income Opportunities Trust	6,280,390	70,083
Total Bond Market Trust	1,421,842	3,022,543
Ultra Short Term Bond Trust	6,380,781	12,976,871

As of December 31, 2018, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on June 30, 2019, including short-term investments, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$778,171,156	$26,055,411	($7,877,512)	$18,177,899
Core Bond Trust	1,170,294,271	25,032,902	(1,073,210)	23,959,692
Global Bond Trust	276,378,035	6,350,222	(3,573,330)	2,776,892
High Yield Trust	225,502,842	6,515,653	(17,330,149)	(10,814,496)
Investment Quality Bond Trust	319,384,444	8,417,779	(3,555,811)	4,861,968
Money Market Trust	1,948,723,798	—	—	—
Select Bond Trust	8,424,850,627	216,271,648	(32,470,585)	183,801,063
Short Term Government Income Trust	177,032,906	1,894,729	(1,322,136)	572,593
Strategic Income Opportunities Trust	487,223,372	12,977,274	(12,090,828)	886,446
Total Bond Market Trust	637,615,457	22,053,088	(6,084,970)	15,968,118
Ultra Short Term Bond Trust	220,648,625	1,537,419	(715,943)	821,476

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually with the exception of Money Market Trust. Money Market Trust declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

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Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolios’ distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, amortization and accretion on debt securities, wash sale loss deferrals and contingent payment debt instruments.

3.  DERIVATIVE INSTRUMENTS Certain portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolio attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the portfolio may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolio is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolio and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolio for OTC transactions is held in a segregated account at the portfolio’s custodian and is noted in the accompanying Portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolio’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts and receivable for centrally-cleared swaps, respectively. Securities pledged by the portfolio for exchange-traded and centrally-cleared transactions, if any, are identified in the portfolios of investments.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects a portfolio to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a portfolio to unlimited risk of loss.

Upon entering into a futures contract, a portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by a portfolio. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the portfolios used futures contracts during the six months ended June 30, 2019. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional
Global Bond Trust
To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity of the portfolio, manage duration and as a substitute for securities purchased.
$174.8 million to $425.6 million
High Yield Trust	To manage against anticipated interest rate changes, manage duration of the portfolio and maintain diversity of the portfolio.	$11.5 million to $11.9 million
Investment Quality Bond Trust	To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, manage duration and as a substitute for securities purchased.	$23.0 million to $48.9 million
Short Term Government Income Trust	To manage duration of the portfolio.	Up to $8.6 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	Up to $43.8 million

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Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor a portfolio thereby reducing a portfolio’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2019. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional
Global Bond Trust	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity of the portfolio.	$275.3 million to $400 million
High Yield Trust	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity of the portfolio.	$1.6 million to $1.8 million
Investment Quality Bond Trust	To manage against anticipated changes in currency exchange rates and manage currency exposure.	$4.6 million to $5.4 million
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates and enhance potential gain/income.	$188.8 million to $1.1 billion

Options.  There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by a portfolio is included in the portfolios of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, a portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a portfolio.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

The following table details how the portfolios used purchased options contracts during the six months ended June 30, 2019. In addition, the table summarizes the range of market values for purchased options contracts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	Market Value
Global Bond Trust
To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the portfolio, maintain diversity of the portfolio and as a substitute for securities purchased.
$9,000 to $81,000
High Yield Trust	To manage against anticipated changes in securities markets, gain exposure to certain security markets, maintain diversity of the portfolio, and as a substitute for securities purchased.	Up to $24,000
Investment Quality Bond Trust	To manage against anticipated interest rate changes and manage duration of the portfolio.	Up to $95,000
Strategic Income Opportunities Trust	To manage against currency exchange rates.	$48,000 to $224,000

The following table details how the portfolios used written options contracts during the six months ended June 30, 2019. In addition, the table summarizes the range of market values for written options contracts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	Market Value
Global Bond Trust
To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the portfolio, maintain diversity of the portfolio and as a substitute for securities purchased.
$58,000 to $190,000
High Yield Trust	To manage against anticipated changes in securities markets, gain exposure to certain security markets, maintain diversity of the portfolio, and as a substitute for securities purchased.	Up to $17,000
Strategic Income Opportunities Trust	To manage against currency exchange rates.	Up to $13,000

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Swaps.  Swap agreements are agreements between a portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by a portfolio are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by a portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps.  Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. A portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the portfolios used interest rate swaps during the six months ended June 30, 2019. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter-end:

Portfolio	Reason	USD Notional range
Global Bond Trust	To manage duration of the portfolio, manage against anticipated interest rate changes, gain exposure to treasuries market and as a substitute for securities purchased.	$442.6 million to $1.0 billion
Investment Quality Bond Trust	To manage duration of the portfolio.	$10.5 million to $25.5 million

Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A portfolio may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps—Buyer

The following table details how the portfolios used credit default swap contracts as a buyer of protection during the six months ended June 30, 2019. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional range
Global Bond Trust	To manage against potential credit events, to gain exposure to a security or credit index, and as a substitute for securities purchased.	$15.8 million to $49.8 million
Investment Quality Bond Trust	To manage against potential credit events, to gain exposure to security or credit index, and as a substitute for securities purchased.	Up to $1.8 million

Credit default swaps—Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the portfolios used credit default swap contracts as a seller of protection during the six months ended June 30, 2019. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional range
Global Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and as a substitute for securities purchased.	$6.5 million to $15.7 million
Investment Quality Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and as a substitute for securities purchased.	$1.9 million to $11.1 million

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Currency Swaps.  A currency swap is an agreement between a portfolio and a counterparty to exchange cash flows based on the notional difference among two or more currencies.

The following table details how the portfolios used currency swaps during the six months ended June 30, 2019. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter-end:

Portfolio	Reason	USD Notional range
Global Bond Trust	To gain exposure to foreign currencies and as a substitute for securities purchased.	Up to $67.5 million

Total Return Swaps.  A portfolio may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

The following table details how the portfolios used total return swaps during the six months ended June 30, 2019. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter-end:

Portfolio	Reason	USD Notional range
Global Bond Trust	As a substitute for securities purchased	Up to $2.7 million

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2019 by risk category:

Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liability derivatives fair value
Global Bond Trust	Interest rate	Receivable/payable for futures	Futures†	$1,355,184	($962,550)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	1,575,913	(1,457,500)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	7,085	—
	Interest rate	Unaffiliated investments, at value*	Purchased options	1,482	—
	Foreign currency	Written options, at value	Written options	—	(31,949)
	Interest rate	Written options, at value	Written options	—	(25,743)
	Credit	Written options, at value	Written options	—	(365)
	Credit	Swap contracts, at value	Credit default swapsˆ	286,631	(332,843)
	Foreign currency	Swap contracts, at value	Total return swapsˆ	—	(131,369)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	4,292,420	(2,581,731)
				$7,518,715	($5,524,050)
High Yield Trust	Interest rate	Receivable/payable for futures	Futures†	$159,110	($45,394)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	25,612	(1,546)
				$184,722	($46,940)
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures	Futures†	$189,331	($79,718)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	6,383	(48,793)
	Credit	Swap contracts, at value	Credit default swapsˆ	—	(185,521)
	Interest rate	Swap contracts, at value	Interest rate swapsˆ	7,013	(2,098,989)
				$202,727	($2,413,021)
Short Term Government Income Trust	Interest rate	Receivable/payable for futures	Futures†	$231	—
				$231	—
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures	Futures†	—	($26,088)
	Foreign currency	Unrealized appreciation/depreciation on forward foreign currency contracts	Forward foreign currency contracts	$352,265	(1,364,587)
	Foreign currency	Unaffiliated investments, at value*	Purchased options	204,653	—
				$556,918	($1,390,675)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolio of investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.

*	Purchased options are included in the Portfolio of investments.

ˆ	Reflects cumulative value of swap contracts. Receivable/Payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statements of assets and liabilities.

For financial reporting purposes, the portfolio does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.

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Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2019:

	Statements of operations Location—Net realized gain (loss) on:
Portfolio	Risk	Unaffiliated Investments and Foreign Currency Transactions1	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Swap Contracts	Total
Global Bond Trust	Credit	—	—	—	$18,975	($554,952)	($535,977)
	Foreign currency	($23,769)	—	$3,369,909	56,340	(2,755,622)	646,858
	Interest rate	(14,512)	($252,328)	—	71,302	2,621,264	2,425,726
		($38,281)	($252,328)	$3,369,909	$146,617	($689,310)	$2,536,607
High Yield Trust	Equity	$261,325	—	—	—	—	$261,325
	Foreign currency	—	—	($29,547)	—	—	(29,547)
	Interest rate	($10,890)	$125,454	—	$10,890	—	125,454
		$250,435	$125,454	($29,547)	$10,890	—	$357,232
Investment Quality Bond Trust	Credit	—	—	—	—	($8,388)	($8,388)
	Foreign currency	—	—	$21,659	—	—	21,659
	Interest rate	($119,931)	$401,122	—	($163,491)	(614,210)	(496,510)
		($119,931)	$401,122	$21,659	($163,491)	($622,598)	($483,239)
Strategic Income Opportunities Trust	Foreign currency	($2,815,488)	—	$2,442,095	$224,411	—	($148,982)
	Interest rate	—	($354,271)	—	—	—	(354,271)
		($2,815,488)	($354,271)	$2,442,095	$224,411	—	($503,253)

1	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2019:

	Statements of operations Location—Change in unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated Investments and Foreign Currency Transactions1	Futures Contracts	Forward Foreign Currency Contracts	Written Options	Swap Contracts	Total
Global Bond Trust	Credit	—	—	—	$8,657	($232,462)	($223,805)
	Foreign currency	($16,176)	—	($774,258)	2,769	467,484	(320,181)
	Interest rate	(979)	$516,656	—	(3,713)	(3,049,793)	(2,537,829)
		($17,155)	$516,656	($774,258)	$7,713	($2,814,771)	($3,081,815)
High Yield Trust	Equity	($17,498)	—	—	—	—	($17,498)
	Foreign currency	—	—	$87,779	—	—	87,779
	Interest rate	9,577	$26,596	—	$6,168	—	42,341
		($7,921)	$26,596	$87,779	$6,168	—	$112,622
Investment Quality Bond Trust	Credit	—	—	—	—	$98,872	$98,872
	Foreign currency	—	—	$5,690	—	—	5,690
	Interest rate	$135,362	($65,464)	—	—	(984,612)	(914,714)
		$135,362	($65,464)	$5,690	—	($885,740)	($810,152)
Short Term Government Income Trust	Interest rate	—	$231	—	—	—	$231
		—	$231	—	—	—	$231
Strategic Income Opportunities Trust	Foreign currency	$2,639,115	—	($1,992,515)	($161,074)	—	$485,526
	Interest rate	—	$376,919	—	—	—	376,919
		$2,639,115	$376,919	($1,992,515)	($161,074)	—	$862,445

1	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

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Management fee.  Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the nets assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. Prior to June 28, 2019, John Hancock Investment Management LLC was known as John Hancock Advisers, LLC and John Hancock Investment Management Distributors LLC was known as John Hancock Funds, LLC. The annual rate for each portfolio is as follows:

•	Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.

•	Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; and c) 0.570% of the next $600 million of aggregate net assets.; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.

•	Global Bond Trust — a) 0.70% of the first $1 billion of aggregate net assets; and b) 0.65% of the excess over $1 billion of aggregate net assets.

•	High Yield Trust — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

•	Investment Quality Bond Trust — a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.

•	Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and Money Market Fund, a series of John Hancock Current Interest.

•	Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.

•	Short Term Government Income Trust — a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.

•	Strategic Income Opportunities Trust — a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of the next $3 billion of aggregate net assets; c) 0.60% of the next $4 billion of aggregate net assets; d) 0.59% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio, Strategic Income Opportunities Fund, a series of JHF II, and Strategic Income Opportunities Fund, a subfund of John Hancock Worldwide Investors, PLC.

•	Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.

•	Ultra Short Term Bond Trust — a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.

The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. The portfolios’ management is allocated among the following managers.

Portfolio	Subadvisors
Active Bond Trust	Manulife Investment Management (US) LLC1,2
Core Bond Trust	Wells Capital Management, Incorporated
Global Bond Trust	Pacific Investment Management Company LLC
High Yield Trust	Western Asset Management Company (Sub-Subadvisor is Western Asset Management Company Limited)
Investment Quality Bond Trust	Wellington Management Company LLP
Money Market Trust	Manulife Investment Management (US) LLC1,2
Select Bond Trust	Manulife Investment Management (US) LLC1,2
Short Term Government Income Trust	Manulife Investment Management (US) LLC1,2
Strategic Income Opportunities Trust	Manulife Investment Management (US) LLC1,2
Total Bond Market Trust	Manulife Investment Management (US) LLC1,2
Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC1,2

1	An affiliate of the Advisor.

2	Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC.

The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements.  The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2019, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the Portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolio’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. The expense waiver will remain in effect until April 30, 2020, and may terminate at any time thereafter.

The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Global Bond Trust and Select Bond Trust, and by 0.04% of the average daily net assets of Ultra Short Term Bond Trust. These waivers may be terminated at any time by the Advisor.

For the six months ended June 30, 2019, the expense reductions described above amounted to:

	Expense Reimbursement by Class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,332	$5,212	$18,706	$25,250
Core Bond Trust	3,358	2,960	32,758	39,076
Global Bond Trust	6,356	12,552	21,930	40,838
High Yield Trust	2,507	1,917	3,045	7,469
Investment Quality Bond Trust	5,001	2,651	1,539	9,191
Money Market Trust	920,370	88,106	278,351	1,286,827
Select Bond Trust	23,823	59,956	1,041,507	1,125,286
Short Term Government Income Trust	1,255	888	4,276	6,419
Strategic Income Opportunities Trust	13,498	1,342	2,904	17,744
Total Bond Market Trust	364,670	75,024	353,615	793,309
Ultra Short Term Bond Trust	2,602	44,545	9,816	56,963

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2019 were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:

Portfolio	Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.56%
Global Bond Trust	0.66%
High Yield Trust	0.69%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.24%
Select Bond Trust	0.54%
Short Term Government Income Trust	0.56%
Strategic Income Opportunities Trust	0.62%
Total Bond Market Trust	0.20%
Ultra Short Term Bond Trust	0.50%

Accounting and legal services.  Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2019 amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.

Distribution and service plans.  The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.

	Distribution and service fees by Class
Portfolio	Series I	Series II	Total
Active Bond Trust	$9,098	$178,209	$187,307
Core Bond Trust	22,955	101,142	124,097
Global Bond Trust	7,884	77,738	85,622
High Yield Trust	17,111	65,438	82,549
Investment Quality Bond Trust	34,156	90,578	124,734
Money Market Trust	347,467	166,440	513,907
Select Bond Trust	43,638	549,983	593,621
Short Term Government Income Trust	8,581	30,372	38,953
Strategic Income Opportunities Trust	92,233	45,864	138,097
Total Bond Market Trust	67,189	69,147	136,336
Ultra Short Term Bond Trust	2,752	235,400	238,152

Trustee expenses.  The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolios based on their net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program.  Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other portfolios advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The portfolios’ activity in this program during the six months ended June 30, 2019 for which loans were outstanding was as follows:

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FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income
Investment Quality Bond Trust	Lender	$2,269,535	3	2.335%	$442
Select Bond Trust	Lender	2,860,664	1	2.350%	187

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in portfolio shares for the six months ended June 30, 2019 and for the year ended December 31, 2018 were as follows:

Active Bond Trust	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	232,861	$2,198,791	210,329	$1,972,891
Distributions reinvested	—	—	126,116	1,155,610
Repurchased	(186,926)	(1,771,917)	(501,248)	(4,679,736)
Net increase (decrease)	45,935	$426,874	(164,803)	($1,551,235)
Series II shares
Sold	726,537	$6,942,008	987,647	$9,307,917
Distributions reinvested	—	—	495,833	4,551,857
Repurchased	(1,020,042)	(9,701,501)	(3,681,210)	(34,405,270)
Net decrease	(293,505)	($2,759,493)	(2,197,730)	($20,545,496)
Series NAV shares
Sold	1,099,569	$10,449,707	1,958,396	$18,340,051
Distributions reinvested	—	—	1,805,392	16,554,218
Repurchased	(1,434,308)	(13,620,185)	(5,087,510)	(47,495,045)
Net decrease	(334,739)	($3,170,478)	(1,323,722)	($12,600,776)
Total net decrease	(582,309)	($5,503,097)	(3,686,255)	($34,697,507)

Core Bond Trust	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	94,483	$1,230,035	253,217	$3,235,859
Distributions reinvested	—	—	187,353	2,349,653
Repurchased	(510,200)	(6,606,353)	(1,313,427)	(16,798,770)
Net decrease	(415,717)	($5,376,318)	(872,857)	($11,213,258)
Series II shares
Sold	320,052	$4,159,575	109,086	$1,393,021
Distributions reinvested	—	—	154,184	1,932,312
Repurchased	(616,568)	(7,995,014)	(1,522,776)	(19,439,373)
Net decrease	(296,516)	($3,835,439)	(1,259,506)	($16,114,040)
Series NAV shares
Sold	1,037,235	$13,366,374	1,606,894	$20,517,896
Distributions reinvested	—	—	1,902,040	23,761,384
Repurchased	(2,890,797)	(37,563,536)	(12,691,068)	(160,776,333)
Net decrease	(1,853,562)	($24,197,162)	(9,182,134)	($116,497,053)
Total net decrease	(2,565,795)	($33,408,919)	(11,314,497)	($143,824,351)

Global Bond Trust	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	81,486	$1,032,542	61,366	$787,475
Distributions reinvested	—	—	72,970	909,206
Repurchased	(184,882)	(2,327,621)	(389,390)	(4,966,067)
Net decrease	(103,396)	($1,295,079)	(255,054)	($3,269,386)
Series II shares
Sold	284,382	$3,536,965	214,700	$2,701,643
Distributions reinvested	—	—	154,886	1,903,554
Repurchased	(427,754)	(5,297,115)	(1,521,834)	(19,089,951)
Net decrease	(143,372)	($1,760,150)	(1,152,248)	($14,484,754)
Series NAV shares
Sold	444,328	$5,566,327	2,537,723	$32,461,626
Distributions reinvested	—	—	1,020,743	12,667,424
Repurchased	(661,643)	(8,286,891)	(31,424,378)	(387,711,171)
Net decrease	(217,315)	($2,720,564)	(27,865,912)	($342,582,121)
Total net decrease	(464,083)	($5,775,793)	(29,273,214)	($360,336,261)

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High Yield Trust	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	855,867	$4,441,538	1,015,356	$5,395,348
Distributions reinvested	—	—	896,655	4,546,817
Repurchased	(1,772,912)	(9,032,932)	(3,307,565)	(17,250,137)
Net decrease	(917,045)	($4,591,394)	(1,395,554)	($7,307,972)
Series II shares
Sold	610,659	$3,253,459	436,320	$2,368,646
Distributions reinvested	—	—	599,844	3,114,361
Repurchased	(819,237)	(4,346,257)	(2,321,002)	(12,451,717)
Net decrease	(208,578)	($1,092,798)	(1,284,838)	($6,968,710)
Series NAV shares
Sold	1,112,905	$5,663,654	3,567,120	$18,538,915
Distributions reinvested	—	—	1,071,810	5,357,388
Repurchased	(2,280,307)	(11,830,224)	(4,791,144)	(24,666,591)
Net decrease	(1,167,402)	($6,166,570)	(152,214)	($770,288)
Total net decrease	(2,293,025)	($11,850,762)	(2,832,606)	($15,046,970)

Investment Quality Bond Trust	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	440,955	$4,875,845	485,548	$5,296,952
Distributions reinvested	—	—	464,698	4,962,256
Repurchased	(703,473)	(7,737,004)	(2,312,001)	(25,038,251)
Net decrease	(262,518)	($2,861,159)	(1,361,755)	($14,779,043)
Series II shares
Sold	385,790	$4,254,543	553,238	$6,031,018
Distributions reinvested	—	—	231,840	2,478,291
Repurchased	(478,224)	(5,266,614)	(1,556,200)	(16,877,782)
Net decrease	(92,434)	($1,012,071)	(771,122)	($8,368,473)
Series NAV shares
Sold	994,482	$10,841,326	3,307,804	$35,897,142
Distributions reinvested	—	—	128,628	1,369,279
Repurchased	(853,984)	(9,357,802)	(2,906,561)	(31,552,273)
Net increase	140,498	$1,483,524	529,871	$5,714,148
Total net decrease	(214,454)	($2,389,706)	(1,603,006)	($17,433,368)

Money Market Trust	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	116,849,718	$116,849,720	328,945,440	$328,945,439
Distributions reinvested	14,835,897	14,835,897	20,527,065	20,527,065
Repurchased	(138,725,052)	(138,725,052)	(306,524,592)	(306,524,592)
Net increase (decrease)	(7,039,437)	($7,039,435)	42,947,913	$42,947,912
Series II shares
Sold	86,797	$86,796	1,238,789	$1,238,789
Distributions reinvested	1,287,448	1,287,448	2,020,686	2,020,686
Repurchased	(13,094,926)	(13,094,926)	(35,637,272)	(35,637,272)
Net decrease	(11,720,681)	($11,720,682)	(32,377,797)	($32,377,797)
Series NAV shares
Sold	94,179,517	$94,179,516	202,592,577	$202,592,578
Distributions reinvested	4,592,584	4,592,584	6,055,323	6,055,323
Repurchased	(128,761,020)	(128,761,020)	(162,192,391)	(162,192,391)
Net increase (decrease)	(29,988,919)	($29,988,920)	46,455,509	$46,455,510
Total net increase (decrease)	(48,749,037)	($48,749,037)	57,025,625	$57,025,625

Select Bond Trust	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	572,470	$7,681,460	715,401	$9,424,560
Distributions reinvested	—	—	406,399	5,235,078
Repurchased	(804,907)	(10,725,615)	(2,756,877)	(36,059,306)
Net decrease	(232,437)	($3,044,155)	(1,635,077)	($21,399,668)
Series II shares
Sold	2,095,582	$28,107,155	12,529,767	$163,360,772
Distributions reinvested	—	—	951,225	12,274,891
Repurchased	(9,839,212)	(129,724,086)	(10,585,904)	(138,659,863)
Net increase (decrease)	(7,743,630)	($101,616,931)	2,895,088	$36,975,800
Series NAV shares
Sold	12,589,503	$167,446,861	20,857,165	$273,466,985
Distributions reinvested	—	—	17,522,058	225,742,205
Repurchased	(25,922,234)	(348,025,487)	(101,473,318)	(1,324,623,360)
Net decrease	(13,332,731)	($180,578,626)	(63,094,095)	($825,414,170)
Total net decrease	(21,308,798)	($285,239,712)	(61,834,084)	($809,838,038)

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Short Term Government Income Trust	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	247,816	$2,970,877	230,379	$2,744,761
Distributions reinvested	—	—	61,630	726,264
Repurchased	(334,674)	(4,006,098)	(535,918)	(6,388,782)
Net decrease	(86,858)	($1,035,221)	(243,909)	($2,917,757)
Series II shares
Sold	409,219	$4,886,807	915,922	$10,909,797
Distributions reinvested	—	—	37,647	443,919
Repurchased	(581,160)	(6,940,858)	(1,082,882)	(12,922,888)
Net decrease	(171,941)	($2,054,051)	(129,313)	($1,569,172)
Series NAV shares
Sold	803,668	$9,580,491	2,497,762	$29,807,223
Distributions reinvested	—	—	244,614	2,886,808
Repurchased	(612,956)	(7,319,036)	(12,837,985)	(153,156,502)
Net increase (decrease)	190,712	$2,261,455	(10,095,609)	($120,462,471)
Total net decrease	(68,087)	($827,817)	(10,468,831)	($124,949,400)

Strategic Income Opportunities Trust	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	477,513	$6,264,641	776,653	$10,510,078
Distributions reinvested	—	—	1,216,448	15,679,904
Repurchased	(2,992,871)	(39,182,970)	(7,108,853)	(94,434,411)
Net decrease	(2,515,358)	($32,918,329)	(5,115,752)	($68,244,429)
Series II shares
Sold	98,554	$1,296,401	152,774	$2,062,071
Distributions reinvested	—	—	109,553	1,416,132
Repurchased	(208,029)	(2,742,104)	(672,972)	(8,968,811)
Net decrease	(109,475)	($1,445,703)	(410,645)	($5,490,608)
Series NAV shares
Sold	237,756	$3,105,295	802,322	$10,670,185
Distributions reinvested	—	—	261,142	3,355,650
Repurchased	(707,938)	(9,278,252)	(1,737,627)	(22,925,690)
Net decrease	(470,182)	($6,172,957)	(674,163)	($8,899,855)
Total net decrease	(3,095,015)	($40,536,989)	(6,200,560)	($82,634,892)

Total Bond Market Trust	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,448,081	$34,653,346	4,173,165	$41,299,528
Distributions reinvested	—	—	697,703	6,762,678
Repurchased	(1,439,444)	(14,436,014)	(3,188,653)	(31,451,009)
Net increase	2,008,637	$20,217,332	1,682,215	$16,611,197
Series II shares
Sold	904,548	$9,142,618	1,433,478	$14,177,589
Distributions reinvested	—	—	136,094	1,322,172
Repurchased	(970,934)	(9,701,739)	(1,733,780)	(17,193,824)
Net decrease	(66,386)	($559,121)	(164,208)	($1,694,063)
Series NAV shares
Sold	2,290,929	$23,016,765	4,531,559	$44,842,860
Distributions reinvested	—	—	730,104	7,077,351
Repurchased	(1,142,045)	(11,476,973)	(5,741,570)	(56,710,679)
Net increase (decrease)	1,148,884	$11,539,792	(479,907)	($4,790,468)
Total net increase	3,091,135	$31,198,003	1,038,100	$10,126,666

Ultra Short Term Bond Trust	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	287,044	$3,305,372	896,384	$10,254,032
Distributions reinvested	—	—	18,039	204,967
Repurchased	(410,516)	(4,723,161)	(810,054)	(9,249,681)
Net increase (decrease)	(123,472)	($1,417,789)	104,369	$1,209,318
Series II shares
Sold	3,182,772	$36,560,623	9,308,400	$106,376,041
Distributions reinvested	—	—	243,317	2,764,923
Repurchased	(3,929,446)	(45,108,057)	(10,545,794)	(120,477,948)
Net decrease	(746,674)	($8,547,434)	(994,077)	($11,336,984)
Series NAV shares
Sold	1,309,210	$14,959,891	1,082,973	$12,381,223
Distributions reinvested	—	—	47,418	539,452
Repurchased	(251,569)	(2,898,878)	(922,338)	(10,552,943)
Net increase	1,057,641	$12,061,013	208,053	$2,367,732
Total net increase (decrease)	187,495	$2,095,790	(681,655)	($7,759,934)

Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 99.96% of Series NAV shares and for Strategic Income Opportunities Trust, affiliates owned 99.52% and 99.60% of Series II and Series NAV shares, respectively. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

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7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities, are aggregated for the six months ended June 30, 2019.

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$154,383,169	$339,583,036	$146,073,818	$349,964,433
Core Bond Trust	2,242,720,710	665,862,763	2,216,929,566	715,171,918
Global Bond Trust	1,398,014	67,134,463	1,657,945	74,775,295
High Yield Trust	—	62,030,332	—	70,878,224
Investment Quality Bond Trust	26,852,976	48,365,654	19,954,508	62,709,438
Select Bond Trust	4,656,520,945	1,862,198,247	4,829,060,466	1,953,758,658
Short Term Government Income Trust	16,152,193	36,657,041	1,370,670	20,555,045
Strategic Income Opportunities Trust	59,148,298	230,615,191	13,202,108	313,195,590
Total Bond Market Trust	16,633,086	143,577,012	10,691,109	106,267,731
Ultra Short Term Bond Trust	22,963,945	52,833,311	22,999,492	34,046,207

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of each portfolio’s net assets. The following portfolios had an affiliate ownership of 5% or more of the portfolios’ net assets:

Portfolio	Affiliated Concentration
Core Bond Trust	63.6%
Select Bond Trust	92.3%

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Active Bond Trust
John Hancock Collateral Trust*	399,399	7,982,152	(7,947,758)	433,793	—	—	$2,810	($414)	$4,341,142
Core Bond Trust
John Hancock Collateral Trust*	482,493	8,218,772	(8,117,646)	583,619	—	—	$1,585	($291)	$5,840,511
High Yield Trust
John Hancock Collateral Trust*	570,338	5,168,154	(4,892,156)	846,336	—	—	$2,987	$45	$8,469,623
Investment Quality Bond Trust
John Hancock Collateral Trust*	10,804	348,929	(250,032)	109,701	—	—	$87	$21	$1,097,819
Select Bond Trust
John Hancock Collateral Trust*	7,675,190	143,034,758	(144,108,764)	6,601,184	—	—	$40,284	($8,232)	$66,060,690
Short Term Government Income Trust
John Hancock Collateral Trust*	1,474,568	54,304	(1,528,872)	—	—	—	$2,347	($147)	—
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	556,354	5,724,313	(5,661,887)	618,780	—	—	$2,681	($537)	$6,192,383
Total Bond Market Trust
John Hancock Collateral Trust*	293,633	2,086,600	(2,040,283)	339,950	—	—	$1,356	($133)	$3,402,015
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	132,459	4,081,033	(4,007,886)	205,606	—	—	$1,328	$3	$2,057,582

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

10.  INTERFUND TRADING The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2019 the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:

Portfolio	Purchases	Sales
Active Bond Trust	—	$18,162,438
Global Bond Trust	$5,046,672	1,027,213

11.  OTHER MATTERS In or around May 2015, certain John Hancock Funds were served with a complaint brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The original defendant, JHVIT U.S. High Yield Bond Trust, merged into High Yield Trust on November 5, 2010. The complaint seeks disgorgement of certain amounts paid to the Term Loan Lenders as holders of indebtedness issued by General Motors pursuant to a $1.5 billion term loan, dated as of November 29, 2006 (as amended, the “Term Loan”) and argues that because certain of the collateral securing the Term Loan was allegedly released, the Term Loan is undersecured. The total amount at issue for High Yield Trust is approximately $9.1 million. The John Hancock Funds have joined a group of defendants represented by the law firm Kasowitz, Benson, Torres & Friedman LLP (the “Joint Defense Group”), and, through counsel, vigorously defended the action. Additionally, the John Hancock Funds brought cross-claims against JPMorgan Chase Bank N.A. (“JPMorgan”) related to JPMorgan’s actions as administrative agent of the Term Loan.

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OTHER MATTERS, CONTINUED

On January 31, 2019, mediation resulted in a settlement of the litigation. Pursuant to the settlement, Simpson Thacher and its insurers will pay the Plaintiff $231 million. The Term Loan Lenders, including John Hancock Funds, will pay nothing. The Term Loan Lenders will receive the allowed claim against the General Unsecured Creditors Trust (“GUC Trust”) arising from the $231 million payment. The proceeds of the GUC Trust recovery will then be used to reimburse approximately 73% of the legal fees incurred by the firms on the Steering Committee, including those incurred by John Hancock Funds. A formal settlement has been fully-executed. The settlement has been approved by the Court. On July 2, 2019 a Stipulation and Order of Dismissal was filed. Counsel will now focus on the distribution from the GUC Trust and the reimbursement of attorney’s fees.

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John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 24-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29–30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 24-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

(f)  the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

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Evaluation of advisory and subadvisory agreements by the board of trustees

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken to address performance and concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided the Funds under the Advisory Agreement.

Profitability/Fall Out Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contractholders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and

(l)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex

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John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks, with the exceptions noted in Appendix A (with respect to such exceptions, the Board

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John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees considered the steps the Subadvisor had taken to address performance and concluded that performance is being monitored and reasonably addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)	Certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2018	Fees and Expenses	2019 Comments

Active Bond Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-year period relative to the benchmark index and the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar benchmark index for the year-to-date period ended April 30, 2019.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Core Bond Trust (Wells Capital Management Incorporated)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.
Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three- and five-year performance relative to the benchmark index and three-, five- and ten-year performance relative to the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index for the ten-year period and the peer group average for the one-year period.
The Board noted that the Trust outperformed its Morningstar benchmark index for the year-to-date period ended April 30, 2019.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted that in June 2018, the Board approved a new fee schedule that will result in savings as the Trust’s assets increase. The Board noted the Trust’s net total expenses are lower than the peer group median.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2018	Fees and Expenses	2019 Comments

Global Bond Trust (Pacific Investment Management Company LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-year period relative to the benchmark index and the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.

High Yield Trust (Western Asset Management Company) (Western Asset Management Company Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust equaled the average for the one-year period, outperformed the average for the three- and ten-year periods and underperformed the average for the five-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, five- and ten-year performance relative to the benchmark index and five-year performance relative to the peer group average.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2019.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

82

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2018	Fees and Expenses	2019 Comments

Investment Quality Bond Trust (Wellington Management Company, LLP)
Benchmark Index — The Trust underperformed the benchmark index for the one- and five-year periods and outperformed the benchmark index for the three- and ten-year periods.
Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one- and five-year periods relative to the benchmark index and to the peer group average for the one-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and ten-year periods and the peer group average for the three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2019.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Money Market Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

83

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2018	Fees and Expenses	2019 Comments

Select Bond Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and the peer group average.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2019.
The Board took into account management’s discussion of the Trust’s expenses, including management’s proposals regarding the reduction of the Trust’s fees. The Board also considered the additional reduction in fees in 2018.

Short Term Government Income Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category — The Trust underperformed the average for the one- and five-year periods and outperformed the average for the three-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and to the one- and five-year periods relative to the peer group average.
The Board noted the Trust’s favorable performance relative to the peer group average for the three-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

84

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2018	Fees and Expenses	2019 Comments

Strategic Income Opportunities Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods and outperformed the average for the ten-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group average for the ten-year period.
The Board noted that the Trust outperformed its Morningstar benchmark index for the year-to-date period ended April 30, 2019.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Total Bond Market Trust (Manulife Investment Management (North America) Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, and five-year periods.
Broadridge Category — The Trust outperformed the average for the one- and five-year periods and underperformed the average for the three-year period.

Subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s one-, three-, and five-year performance relative to the benchmark index and three- and ten-year periods performance relative to the peer group average.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group average for the one- and five-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

85

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2018	Fees and Expenses	2019 Comments

Ultra Short Term Bond Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-periods.
Broadridge Category — The Trust underperformed the average for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, and five-year periods relative to the benchmark index and the peer group average.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2019.
The Board took into account management’s discussion of the Trust’s expenses, including management’s proposal regarding the reduction of the Trust’s fees.

86

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of each fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

87

John Hancock

John Hancock

Variable Insurance Trust

Managed Volatility Aggressive Portfolio

Managed Volatility Balanced Portfolio

Managed Volatility Conservative Portfolio

Managed Volatility Growth Portfolio

Managed Volatility Moderate Portfolio

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You may elect to receive all reports in paper, free of charge, at any time. You can inform your insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock or your financial intermediary or insurance company.

Semiannual Report

June 30, 2019

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3

Shareholder expense example	4

Portfolio of investments (See below for each portfolio’s page #)	6

Statements of assets and liabilities	12

Statements of operations	13

Statements of changes in net assets	14

Financial highlights	15

Notes to financial statements	18

Evaluation of advisory and subadvisory agreements by the board of trustees	28

For more information	34

Portfolio	Portfolio of investments
Managed Volatility Aggressive Portfolio	6
Managed Volatility Growth Portfolio	6
Managed Volatility Balanced Portfolio	8
Managed Volatility Moderate Portfolio	9
Managed Volatility Conservative Portfolio	10

2

John Hancock Variable Insurance Trust

Sector weightings*

Managed Volatility Aggressive Portfolio

Affiliated Investment Companies	% of Total
Equity	87.6
U.S. Large Cap	35.3
Large Blend	20.2
Emerging-Markets Equity	11.3
U.S. Mid Cap	10.3
U.S. Small Cap	6.6
International Equity	3.9
Unaffiliated Investment Companies	11.5
Equity	11.5
U.S. Government Agency	0.1
Short-term investments and other	0.8

Managed Volatility Growth Portfolio

Affiliated Investment Companies	% of Total
Equity	69.7
Large Blend	31.1
U.S. Large Cap	19.0
U.S. Mid Cap	7.0
U.S. Small Cap	5.9
Emerging-Markets Equity	3.6
International Equity	3.1
Fixed Income	28.3
Intermediate Bond	28.3
Unaffiliated investment companies	0.7
Equity	0.7
U.S. Government Agency	0.1
Short-term investments and other	1.2

Managed Volatility Balanced Portfolio

Affiliated Investment Companies	% of Total
Equity	49.5
Large Blend	22.1
U.S. Large Cap	15.1
U.S. Mid Cap	3.8
Emerging-Markets Equity	4.4
U.S. Small Cap	2.4
International Equity	1.7
Fixed Income	48.6
Intermediate Bond	48.6
Unaffiliated Investment Companies	0.6
Equity	0.6
U.S. Government Agency	0.1
Short-term investments and other	1.2

Managed Volatility Moderate Portfolio

Affiliated Investment Companies	% of Total
Equity	39.3
Large Blend	18.2
U.S. Large Cap	13.2
Emerging-Markets Equity	2.8
U.S. Mid Cap	2.7
U.S. Small Cap	1.5
International Equity	0.9
Fixed Income	58.8
Intermediate Bond	58.8
Unaffiliated Investment Companies	0.8
Equity	0.8
U.S. Government Agency	0.1
Short-term investments and other	1.0

Managed Volatility Conservative Portfolio

Affiliated Investment Companies	% of Total
Equity	19.6
Large Blend	9.2
U.S. Large Cap	7.1
U.S. Mid Cap	1.3
Emerging-Markets Equity	1.1
U.S. Small Cap	0.9
Fixed Income	79.0
Intermediate Bond	79.0
Unaffiliated Investment Companies	0.4
Equity	0.4
U.S. Government Agency	0.1
Short-term investments and other	0.9

*	As a percentage of net assets.

3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Managed Volatility Portfolio, you incur ongoing costs, including management fees, distribution and service (Rule 12b-1) fees and other expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio[2]
Managed Volatility Aggressive Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,129.40	$0.95	0.18%
	Hypothetical example	1,000.00	1,023.90	0.90	0.18%
Series II	Actual expenses/actual returns	1,000.00	1,128.80	2.01	0.38%
	Hypothetical example	1,000.00	1,022.90	1.91	0.38%
Series NAV	Actual expenses/actual returns	1,000.00	1,129.30	0.69	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Managed Volatility Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,119.70	$0.68	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Series II	Actual expenses/actual returns	1,000.00	1,119.20	1.73	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Series NAV	Actual expenses/actual returns	1,000.00	1,121.20	0.42	0.08%
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%
Managed Volatility Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,113.10	$0.68	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Series II	Actual expenses/actual returns	1,000.00	1,111.10	1.73	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Series NAV	Actual expenses/actual returns	1,000.00	1,112.80	0.42	0.08%
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%
4

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during period ended 6-30-2019[1]	Annualized expense ratio[2]
Managed Volatility Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,107.90	$0.68	0.13%
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%
Series II	Actual expenses/actual returns	1,000.00	1,106.80	1.72	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Series NAV	Actual expenses/actual returns	1,000.00	1,108.80	0.42	0.08%
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%
Managed Volatility Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,090.50	$0.73	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Series II	Actual expenses/actual returns	1,000.00	1,089.30	1.76	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
Series NAV	Actual expenses/actual returns	1,000.00	1,091.30	0.47	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.6%
Equity - 87.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	966,140	$36,152,953
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,763,999	29,574,784
Equity Income, Series NAV, JHVIT (T. Rowe Price)	2,307,146	36,268,330
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	718,869	34,304,448
Fundamental Large Cap Value, Class NAV, JHF II (MIM US) (B)	206,542	2,623,086
Mid Cap Stock, Series NAV, JHVIT (Wellington)	658,069	13,779,970
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,307,944	13,811,890
Multifactor Developed International ETF, JHETF (DFA)	506,859	14,318,817
Multifactor Emerging Markets ETF, JHETF (DFA)	490,805	12,573,933
Multifactor Large Cap ETF, JHETF (DFA)	585,820	22,138,138
Multifactor Mid Cap ETF, JHETF (DFA)	291,612	10,643,838
Multifactor Small Cap ETF, JHETF (DFA)	556,757	14,683,742
Small Cap Growth, Class NAV, JHF II (Redwood)	282,050	4,871,010
Small Cap Value, Series NAV, JHVIT (Wellington)	272,220	4,886,350
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,761,676	75,233,525
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $308,916,397)		$325,864,814
UNAFFILIATED INVESTMENT COMPANIES - 11.5%
Equity - 11.5%
Fidelity 500 Index Fund	46,805	4,804,958
Fidelity International Index Fund	916,490	37,915,206
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $39,101,111)		$42,720,164
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank 2.450%, 09/23/2019	$365,000	365,154
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $364,974)		$365,154
SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.3%
Princeton University 2.250%, 09/20/2019 *	250,000	250,000
The University of Chicago 2.240%, 08/15/2019 *	600,000	597,835
University of California 2.500%, 07/10/2019 *	265,000	263,325
		1,111,160
U.S. Government Agency - 0.3%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	104,000	104,000
Federal Home Loan Bank Discount Note
2.000%, 07/01/2019 *	223,000	223,000
2.430%, 09/25/2019 *	350,000	348,194
2.455%, 07/31/2019 *	350,000	349,358
		1,024,552
Managed Volatility Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	355,007	$355,007
TOTAL SHORT-TERM INVESTMENTS (Cost $2,492,413)		$2,490,719
Total Investments (Managed Volatility Aggressive Portfolio) (Cost $350,874,895) - 99.9%		$371,440,851
Other assets and liabilities, net - 0.1%		429,625
TOTAL NET ASSETS - 100.0%		$371,870,476
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.0%
Equity - 69.7%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	10,954,856	$409,930,730
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	39,382,661	421,394,469
Equity Income, Series NAV, JHVIT (T. Rowe Price)	26,196,577	411,810,183
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	10,544,935	503,204,312
Fundamental Large Cap Value, Class NAV, JHF II (MIM US) (B)	2,353,276	29,886,610
Mid Cap Stock, Series NAV, JHVIT (Wellington)	7,444,269	155,882,998
Mid Value, Series NAV, JHVIT (T. Rowe Price)	14,807,197	156,364,003
Multifactor Developed International ETF, JHETF (DFA) (C)	9,550,239	269,795,207
Multifactor Emerging Markets ETF, JHETF (DFA)	7,143,056	182,997,952
Multifactor Large Cap ETF, JHETF (DFA)	7,499,637	283,411,282
Multifactor Mid Cap ETF, JHETF (DFA)	5,380,332	196,382,118
Multifactor Small Cap ETF, JHETF (DFA)	6,828,370	180,089,382
Small Cap Growth, Class NAV, JHF II (Redwood)	3,850,609	66,500,017
Small Cap Value, Series NAV, JHVIT (Wellington)	3,707,694	66,553,115
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	134,101,245	2,682,024,894
		6,016,227,272
Fixed income - 28.3%
Bond, Class NAV, JHSB (MIM US) (B)	38,822,948	622,720,087
Core Bond, Series NAV, JHVIT (Wells Capital)	16,227,260	216,958,466
Select Bond, Series NAV, JHVIT (MIM US) (B)	115,691,898	1,597,705,111
		2,437,383,664
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,733,168,676)		$8,453,610,936

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 0.7%
Equity - 0.7%
Fidelity International Index Fund	1,455,855	$60,228,740
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $57,221,791)		$60,228,740
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank 2.450%, 09/23/2019	$6,880,000	6,882,900
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,879,505)		$6,882,900
SECURITIES LENDING COLLATERAL - 0.0%
John Hancock Collateral Trust, 2.4614% (D)	25,858	258,774
TOTAL SECURITIES LENDING COLLATERAL (Cost $258,768)		$258,774
SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.3%
Jupiter Securitization Company LLC 2.400%, 07/10/2019 *	1,500,000	1,498,785
Old Line Funding LLC 2.400%, 07/22/2019 *	1,500,000	1,497,662
Princeton University 2.250%, 09/20/2019 *	6,215,000	6,215,000
The University of Chicago 2.240%, 08/15/2019 *	12,335,000	12,290,484
University of California 2.500%, 07/10/2019 *	4,485,000	4,456,657
		25,958,588
U.S. Government Agency - 0.3%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	3,683,000	3,683,000
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note
2.000%, 07/01/2019 *	$9,606,000	$9,606,000
2.430%, 09/25/2019 *	6,910,000	6,874,344
2.455%, 07/31/2019 *	7,545,000	7,531,168
		27,694,512
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (D)	9,556,921	9,556,921
TOTAL SHORT-TERM INVESTMENTS (Cost $63,240,031)		$63,210,021
Total Investments (Managed Volatility Growth Portfolio) (Cost $7,860,768,771) - 99.5%		$8,584,191,371
Other assets and liabilities, net - 0.5%		45,157,127
TOTAL NET ASSETS - 100.0%		$8,629,348,498
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 6-30-19.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
British Pound Currency Futures	266	Long	Sep 2019	$21,269,153	$21,195,213	$(73,940)
Euro FX Futures	350	Long	Sep 2019	49,924,165	50,078,438	154,273
Euro STOXX 50 Index Futures	1,271	Long	Sep 2019	48,764,788	50,092,514	1,327,726
FTSE 100 Index Futures	226	Long	Sep 2019	20,921,804	21,149,660	227,856
Japanese Yen Currency Futures	237	Long	Sep 2019	27,538,623	27,643,088	104,465
MSCI Emerging Markets Index Futures	1,472	Long	Sep 2019	74,119,005	77,530,240	3,411,235
Nikkei 225 Index Futures	138	Long	Sep 2019	27,034,061	27,224,969	190,908
Russell 2000 E-Mini Index Futures	278	Long	Sep 2019	21,247,448	21,782,690	535,242
S&P 500 Index E-Mini Futures	2,069	Long	Sep 2019	299,476,723	304,479,213	5,002,490
S&P Mid 400 Index E-Mini Futures	339	Long	Sep 2019	64,561,591	66,105,000	1,543,409
						$12,423,664

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.1%
Equity - 49.5%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	7,246,869	$271,177,839
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	19,624,227	209,979,232
Equity Income, Series NAV, JHVIT (T. Rowe Price)	17,333,228	272,478,347
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,233,582	297,466,515
Fundamental Large Cap Value, Class NAV, JHF II (MIM US) (B)	1,556,957	19,773,358
Mid Cap Stock, Series NAV, JHVIT (Wellington)	3,431,149	71,848,267
Mid Value, Series NAV, JHVIT (T. Rowe Price)	6,804,339	71,853,820
Multifactor Developed International ETF, JHETF (DFA)	4,290,712	121,213,043
Multifactor Emerging Markets ETF, JHETF (DFA)	3,458,359	88,599,699
Multifactor Large Cap ETF, JHETF (DFA)	4,495,360	169,879,654
Multifactor Mid Cap ETF, JHETF (DFA)	3,204,012	116,946,438
Multifactor Small Cap ETF, JHETF (DFA)	3,279,811	86,500,751
Small Cap Growth, Class NAV, JHF II (Redwood)	2,196,883	37,940,173
Small Cap Value, Series NAV, JHVIT (Wellington)	2,114,036	37,946,951
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	75,570,561	1,511,411,211
		3,385,015,298
Fixed income - 48.6%
Bond, Class NAV, JHSB (MIM US) (B)	53,242,497	854,009,658
Core Bond, Series NAV, JHVIT (Wells Capital)	22,183,318	296,590,957
Select Bond, Series NAV, JHVIT (MIM US) (B)	157,726,222	2,178,199,121
		3,328,799,736
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,294,620,618)		$6,713,815,034
UNAFFILIATED INVESTMENT COMPANIES - 0.6%
Equity - 0.6%
Fidelity 500 Index Fund	427,396	43,876,495
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $42,550,000)		$43,876,495
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank 2.450%, 09/23/2019	$5,535,000	5,537,333
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,534,602)		$5,537,333
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.3%
Princeton University 2.250%, 09/20/2019 *	$4,995,000	$4,995,000
The University of Chicago 2.240%, 08/15/2019 *	10,375,000	10,337,558
University of California 2.500%, 07/10/2019 *	3,735,000	3,711,397
		19,043,955
U.S. Government Agency - 0.4%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	3,803,000	3,803,000
Federal Home Loan Bank Discount Note
2.000%, 07/01/2019 *	9,919,000	9,919,000
2.430%, 09/25/2019 *	5,390,000	5,362,188
2.455%, 07/31/2019 *	4,875,000	4,866,063
		23,950,251
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	9,680,738	9,680,738
TOTAL SHORT-TERM INVESTMENTS (Cost $52,700,092)		$52,674,944
Total Investments (Managed Volatility Balanced Portfolio) (Cost $6,395,405,312) - 99.6%		$6,815,903,806
Other assets and liabilities, net - 0.4%		29,177,273
TOTAL NET ASSETS - 100.0%		$6,845,081,079
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
British Pound Currency Futures	157	Long	Sep 2019	$12,553,597	$12,509,956	$(43,641)
Euro FX Futures	212	Long	Sep 2019	30,239,780	30,333,225	93,445
Euro STOXX 50 Index Futures	768	Long	Sep 2019	29,466,056	30,268,333	802,277
FTSE 100 Index Futures	133	Long	Sep 2019	12,312,389	12,446,481	134,092
Japanese Yen Currency Futures	139	Long	Sep 2019	16,151,345	16,212,613	61,268
MSCI Emerging Markets Index Futures	855	Long	Sep 2019	43,051,460	45,032,850	1,981,390
Nikkei 225 Index Futures	81	Long	Sep 2019	15,867,819	15,979,874	112,055
Russell 2000 E-Mini Index Futures	175	Long	Sep 2019	13,375,192	13,712,125	336,933
The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,451	Long	Sep 2019	210,024,517	213,532,788	$3,508,271
S&P Mid 400 Index E-Mini Futures	214	Long	Sep 2019	40,755,694	41,730,000	974,306
						$7,960,396

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.1%
Equity - 39.3%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,856,313	$69,463,249
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,568,536	38,183,334
Equity Income, Series NAV, JHVIT (T. Rowe Price)	4,448,441	69,929,498
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	1,499,344	71,548,712
Fundamental Large Cap Value, Class NAV, JHF II (MIM US) (B)	399,534	5,074,086
Mid Cap Stock, Series NAV, JHVIT (Wellington)	914,006	19,139,284
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,814,713	19,163,372
Multifactor Developed International ETF, JHETF (DFA)	582,074	16,443,649
Multifactor Emerging Markets ETF, JHETF (DFA)	625,592	16,027,041
Multifactor Large Cap ETF, JHETF (DFA)	1,106,558	41,816,827
Multifactor Mid Cap ETF, JHETF (DFA)	407,794	14,884,481
Multifactor Small Cap ETF, JHETF (DFA)	455,267	12,007,075
Small Cap Growth, Class NAV, JHF II (Redwood)	518,752	8,958,842
Small Cap Value, Series NAV, JHVIT (Wellington)	499,100	8,958,842
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	17,797,197	355,943,944
		767,542,236
Fixed income - 58.8%
Bond, Class NAV, JHSB (MIM US) (B)	18,366,882	294,604,783
Core Bond, Series NAV, JHVIT (Wells Capital)	7,657,932	102,386,550
Select Bond, Series NAV, JHVIT (MIM US) (B)	54,463,436	752,140,052
		1,149,131,385
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,828,341,275)		$1,916,673,621
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	153,178	15,725,250
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,249,999)		$15,725,250
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank 2.450%, 09/23/2019	$1,430,000	1,430,603
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,429,897)		$1,430,603
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.3%
Princeton University 2.250%, 09/20/2019 *	$1,310,000	$1,310,000
The University of Chicago 2.240%, 08/15/2019 *	2,760,000	2,750,039
University of California 2.500%, 07/10/2019 *	970,000	963,870
		5,023,909
U.S. Government Agency - 0.3%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	1,045,000	1,045,000
Federal Home Loan Bank Discount Note
2.000%, 07/01/2019 *	2,726,000	2,726,000
2.430%, 09/25/2019 *	1,430,000	1,422,621
2.455%, 07/31/2019 *	1,235,000	1,232,736
		6,426,357
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	2,684,104	2,684,104
TOTAL SHORT-TERM INVESTMENTS (Cost $14,140,942)		$14,134,370
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,859,162,113) - 99.7%		$1,947,963,844
Other assets and liabilities, net - 0.3%		6,794,123
TOTAL NET ASSETS - 100.0%		$1,954,757,967
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
British Pound Currency Futures	34	Long	Sep 2019	$2,715,438	$2,709,162	$(6,276)
Euro FX Futures	48	Long	Sep 2019	6,839,393	6,867,900	28,507
Euro STOXX 50 Index Futures	174	Long	Sep 2019	6,675,903	6,857,669	181,766
FTSE 100 Index Futures	29	Long	Sep 2019	2,684,656	2,713,894	29,238
Japanese Yen Currency Futures	30	Long	Sep 2019	3,485,627	3,499,125	13,498
MSCI Emerging Markets Index Futures	169	Long	Sep 2019	8,509,587	8,901,230	391,643
Nikkei 225 Index Futures	17	Long	Sep 2019	3,325,273	3,353,800	28,527
Russell 2000 E-Mini Index Futures	39	Long	Sep 2019	2,980,757	3,055,845	75,088
S&P 500 Index E-Mini Futures	363	Long	Sep 2019	52,542,316	53,419,988	877,672
S&P Mid 400 Index E-Mini Futures	47	Long	Sep 2019	8,951,017	9,165,000	213,983
						$1,833,646

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.6%
Equity - 19.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	610,353	$22,839,412
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	856,015	9,159,364
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,449,258	22,782,341
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	435,499	20,781,990
Fundamental Large Cap Value, Class NAV, JHF II (MIM US) (B)	129,718	1,647,414
Multifactor Developed International ETF, JHETF (DFA)	18,829	531,921
Multifactor Emerging Markets ETF, JHETF (DFA)	147,175	3,770,476
Multifactor Large Cap ETF, JHETF (DFA)	326,709	12,346,333
Multifactor Mid Cap ETF, JHETF (DFA)	416,817	15,213,821
Multifactor Small Cap ETF, JHETF (DFA)	338,920	8,938,574
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	5,207,057	104,141,145
		222,152,791
Fixed income - 79.0%
Bond, Class NAV, JHSB (MIM US) (B)	14,347,934	230,140,858
Core Bond, Series NAV, JHVIT (Wells Capital)	5,967,216	79,781,680
Select Bond, Series NAV, JHVIT (MIM US) (B)	42,453,088	586,277,151
		896,199,689
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,082,058,756)		$1,118,352,480
UNAFFILIATED INVESTMENT COMPANIES - 0.4%
Equity - 0.4%
Fidelity 500 Index Fund	45,603	4,681,592
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,540,001)		$4,681,592
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank 2.450%, 09/23/2019	$790,000	$790,333
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $789,943)		$790,333
SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.3%
Princeton University 2.250%, 09/20/2019 *	730,000	730,000
The University of Chicago 2.240%, 08/15/2019 *	1,630,000	1,624,118
University of California 2.500%, 07/10/2019 *	555,000	551,493
		2,905,611
U.S. Government Agency - 0.3%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	563,000	563,000
Federal Home Loan Bank Discount Note
2.000%, 07/01/2019 *	1,469,000	1,469,000
2.430%, 09/25/2019 *	920,000	915,253
2.455%, 07/31/2019 *	995,000	993,176
		3,940,429
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	1,467,676	1,467,676
TOTAL SHORT-TERM INVESTMENTS (Cost $8,317,388)		$8,313,716
Total Investments (Managed Volatility Conservative Portfolio) (Cost $1,095,706,088) - 99.8%		$1,132,138,121
Other assets and liabilities, net - 0.2%		2,350,143
TOTAL NET ASSETS - 100.0%		$1,134,488,264
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
Managed Volatility Conservative Portfolio (continued)
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
British Pound Currency Futures	9	Long	Sep 2019	$719,633	$717,131	$(2,502)
Euro FX Futures	13	Long	Sep 2019	1,854,326	1,860,056	5,730
Euro STOXX 50 Index Futures	51	Long	Sep 2019	1,959,460	2,010,006	50,546
FTSE 100 Index Futures	8	Long	Sep 2019	741,300	748,661	7,361
Japanese Yen Currency Futures	8	Long	Sep 2019	929,574	933,100	3,526
MSCI Emerging Markets Index Futures	46	Long	Sep 2019	2,324,598	2,422,820	98,222
Nikkei 225 Index Futures	5	Long	Sep 2019	979,587	986,412	6,825
Russell 2000 E-Mini Index Futures	9	Long	Sep 2019	687,867	705,195	17,328
S&P 500 Index E-Mini Futures	122	Long	Sep 2019	17,673,207	17,953,825	280,618
S&P Mid 400 Index E-Mini Futures	16	Long	Sep 2019	3,047,390	3,120,000	72,610
						$540,264

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2019 (unaudited)

Assets	Managed Volatility Aggressive Portfolio	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Unaffiliated investments, at value	$45,576,037	$130,321,661	$102,088,772	$31,290,223	$13,785,641
Affiliated investments, at value	325,864,814	8,453,869,710	6,713,815,034	1,916,673,621	1,118,352,480
Total investments, at value	371,440,851	8,584,191,371	6,815,903,806	1,947,963,844	1,132,138,121
Receivable for futures variation margin	—	3,033,749	1,981,948	466,054	148,576
Foreign currency, at value	454,471	10,066,229	6,303,114	1,418,796	363,057
Collateral held at broker for futures contracts	—	33,000,000	21,650,000	5,150,000	2,000,000
Dividends and interest receivable	39,087	1,876,023	2,375,658	808,304	631,900
Receivable for fund shares sold	65,590	—	—	—	—
Receivable for investments sold	—	5,749,211	2,761,439	1,007,500	1,532,048
Receivable for securities lending income	—	2,107	—	—	—
Receivable from affiliates	1,706	26,283	21,427	6,445	3,997
Other assets	2,202	12,974	11,087	4,368	3,276
Total assets	372,003,907	8,637,957,947	6,851,008,479	1,956,825,311	1,136,820,975
Liabilities
Payable for investments purchased	40,687	1,861,552	2,565,762	884,666	692,610
Payable for fund shares repurchased	23,018	5,547,800	2,584,142	943,619	1,487,867
Payable upon return of securities loaned	—	258,750	—	—	—
Payable to affiliates
Accounting and legal services fees	32,586	769,715	611,937	175,578	102,260
Trustees' fees	151	4,260	3,325	1,006	606
Other liabilities and accrued expenses	36,989	167,372	162,234	62,475	49,368
Total liabilities	133,431	8,609,449	5,927,400	2,067,344	2,332,711
Net assets	$371,870,476	$8,629,348,498	$6,845,081,079	$1,954,757,967	$1,134,488,264
Net assets consist of
Paid-in capital	$327,655,146	$7,269,473,165	$6,089,880,060	$1,779,734,245	$1,104,420,874
Total distributable earnings (loss)	44,215,330	1,359,875,333	755,201,019	175,023,722	30,067,390
Net assets	$371,870,476	$8,629,348,498	$6,845,081,079	$1,954,757,967	$1,134,488,264
Unaffiliated investments, including repurchase agreements, at cost	$41,958,498	$127,341,327	$100,784,694	$30,820,838	$13,647,332
Affiliated investments, at cost	$308,916,397	$7,733,427,444	$6,294,620,618	$1,828,341,275	$1,082,058,756
Foreign currency, at cost	$448,405	$9,997,564	$6,256,778	$1,408,194	$360,413
Securities loaned, at value	—	$253,215	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$68,824,310	$624,772,637	$553,176,959	$233,645,394	$163,429,096
Shares outstanding	6,111,975	45,728,047	44,270,718	19,449,859	14,125,857
Net asset value, offering price and redemption price per share	$11.26	$13.66	$12.50	$12.01	$11.57
Series II
Net assets	$70,702,797	$7,232,176,701	$5,068,127,399	$1,588,967,422	$917,462,636
Shares outstanding	6,303,749	531,554,702	408,600,177	133,330,476	79,997,189
Net asset value, offering price and redemption price per share	$11.22	$13.61	$12.40	$11.92	$11.47
Series NAV
Net assets	$232,343,369	$772,399,160	$1,223,776,721	$132,145,151	$53,596,532
Shares outstanding	20,621,809	56,439,152	97,653,083	10,987,191	4,619,847
Net asset value, offering price and redemption price per share	$11.27	$13.69	$12.53	$12.03	$11.60
The accompanying notes are an integral part of the financial statements.
12

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2019 (unaudited)

Investment income	Managed Volatility Aggressive Portfolio	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Income distributions received from affiliated investments	$683,378	$22,282,646	$21,115,624	$6,355,059	$4,483,480
Dividends	92,550	37,486	—	—	—
Interest	76,812	1,227,767	817,154	205,538	122,128
Securities lending	—	4,168	436	—	—
Total investment income	852,740	23,552,067	21,933,214	6,560,597	4,605,608
Expenses
Investment management fees	483,345	7,897,720	5,892,702	1,564,707	939,720
Distribution and service fees	103,826	9,057,188	6,382,350	2,028,293	1,178,800
Accounting and legal services fees	35,446	836,939	662,498	189,901	110,082
Trustees' fees	3,677	85,195	67,648	19,689	11,482
Custodian fees	10,297	12,278	12,286	12,277	12,277
Printing and postage	9,176	111,233	113,014	29,670	19,127
Professional fees	14,734	76,653	62,966	26,743	20,510
Other	6,180	57,102	41,278	13,928	8,688
Total expenses	666,681	18,134,308	13,234,742	3,885,208	2,300,686
Less expense reductions	(325,297)	(5,659,646)	(4,115,719)	(1,092,840)	(640,666)
Net expenses	341,384	12,474,662	9,119,023	2,792,368	1,660,020
Net investment income	511,356	11,077,405	12,814,191	3,768,229	2,945,588
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	32,503	124,463	111,874	36,152	8,383
Affiliated investments	(621,670)	170,165,588	78,882,429	18,915,928	333,284
Futures contracts	(10,224,282)	(148,644,545)	(49,715,489)	(4,861,408)	2,670,106
	(10,813,449)	21,645,506	29,278,814	14,090,672	3,011,773
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	4,745,975	3,371,641	1,262,297	459,170	136,999
Affiliated investments	50,847,313	915,730,491	659,031,833	175,754,546	89,789,433
Futures contracts	(2,038,323)	5,419,381	14,378,788	3,513,248	1,048,888
	53,554,965	924,521,513	674,672,918	179,726,964	90,975,320
Net realized and unrealized gain (loss)	42,741,516	946,167,019	703,951,732	193,817,636	93,987,093
Increase in net assets from operations	$43,252,872	$957,244,424	$716,765,923	$197,585,865	$96,932,681
The accompanying notes are an integral part of the financial statements.
13

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Aggressive Portfolio		Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income	$511,356	$4,938,188	$11,077,405	$141,139,259	$12,814,191	$133,449,986
Net realized gain (loss)	(10,813,449)	42,234,472	21,645,506	703,880,647	29,278,814	346,789,623
Change in net unrealized appreciation (depreciation)	53,554,965	(77,752,290)	924,521,513	(1,428,531,895)	674,672,918	(827,264,807)
Increase (decrease) in net assets resulting from operations	43,252,872	(30,579,630)	957,244,424	(583,511,989)	716,765,923	(347,025,198)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(6,177,521)	—	(69,460,708)	—	(52,672,911)
Series II	—	(6,521,545)	—	(803,573,343)	—	(479,950,793)
Series NAV	—	(19,762,278)	—	(80,768,406)	—	(110,486,680)
Total distributions	—	(32,461,344)	—	(953,802,457)	—	(643,110,384)
Portfolio share transactions	(9,268,696)	6,258,853	(552,315,846)	(257,302,748)	(436,087,092)	(344,440,696)
Total from portfolio share transactions	(9,268,696)	6,258,853	(552,315,846)	(257,302,748)	(436,087,092)	(344,440,696)
Total increase (decrease)	33,984,176	(56,782,121)	404,928,578	(1,794,617,194)	280,678,831	(1,334,576,278)
Net assets
Beginning of period	337,886,300	394,668,421	8,224,419,920	10,019,037,114	6,564,402,248	7,898,978,526
End of period	$371,870,476	$337,886,300	$8,629,348,498	$8,224,419,920	$6,845,081,079	$6,564,402,248
	Managed Volatility Moderate Portfolio		Managed Volatility Conservative Portfolio
Increase (decrease) in net assets	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
From operations
Net investment income	$3,768,229	$41,325,209	$2,945,588	$27,453,988
Net realized gain (loss)	14,090,672	79,991,495	3,011,773	(2,915,627)
Change in net unrealized appreciation (depreciation)	179,726,964	(203,464,750)	90,975,320	(53,017,460)
Increase (decrease) in net assets resulting from operations	197,585,865	(82,148,046)	96,932,681	(28,479,099)
Distributions to shareholders
From net investment income and net realized gain
Series I	—	(21,235,073)	—	(9,014,097)
Series II	—	(143,126,720)	—	(51,803,196)
Series NAV	—	(10,849,774)	—	(2,926,731)
Total distributions	—	(175,211,567)	—	(63,744,024)
Portfolio share transactions	(148,931,390)	(126,917,214)	(77,175,675)	(146,640,310)
Total from portfolio share transactions	(148,931,390)	(126,917,214)	(77,175,675)	(146,640,310)
Total increase (decrease)	48,654,475	(384,276,827)	19,757,006	(238,863,433)
Net assets
Beginning of period	1,906,103,492	2,290,380,319	1,114,731,258	1,353,594,691
End of period	$1,954,757,967	$1,906,103,492	$1,134,488,264	$1,114,731,258
The accompanying notes are an integral part of the financial statements.
14

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Aggressive Portfolio
Series I
06-30-2019 [5]	9.97	0.02	1.27	1.29	—	—	—	11.26	12.94 [6]	0.36 [7]	0.18 [7]	0.29 [7]	69	6
12-31-2018	11.90	0.15	(1.07)	(0.92)	(0.14)	(0.87)	(1.01)	9.97	(8.46)	0.18	0.10	1.26	64	58
12-31-2017	9.85	0.13	2.11	2.24	(0.13)	(0.06)	(0.19)	11.90	22.82	0.16	0.09	1.15	80	15
12-31-2016	9.91	0.14	0.05	0.19	(0.14)	(0.11)	(0.25)	9.85	1.95	0.15	0.10	1.40	76	55
12-31-2015	10.75	0.12	(0.75)	(0.63)	(0.12)	(0.09)	(0.21)	9.91	(5.85)	0.13	0.10	1.09	83	16
12-31-2014	10.91	0.11	0.05	0.16	(0.12)	(0.20)	(0.32)	10.75	1.40	0.13	0.10	1.03	105	31
Series II
06-30-2019 [5]	9.94	—	1.28	1.28	—	—	—	11.22	12.88 [6]	0.56 [7]	0.38 [7]	0.09 [7]	71	6
12-31-2018	11.86	0.12	(1.05)	(0.93)	(0.12)	(0.87)	(0.99)	9.94	(8.61)	0.38	0.30	1.04	67	58
12-31-2017	9.82	0.10	2.12	2.22	(0.12)	(0.06)	(0.18)	11.86	22.56	0.36	0.29	0.94	88	15
12-31-2016	9.89	0.11	0.05	0.16	(0.12)	(0.11)	(0.23)	9.82	1.66	0.35	0.30	1.17	87	55
12-31-2015	10.73	0.09	(0.74)	(0.65)	(0.10)	(0.09)	(0.19)	9.89	(6.05)	0.33	0.30	0.86	102	16
12-31-2014	10.88	0.09	0.06	0.15	(0.10)	(0.20)	(0.30)	10.73	1.29	0.33	0.30	0.78	136	31
Series NAV
06-30-2019 [5]	9.98	0.02	1.27	1.29	—	—	—	11.27	12.93 [6]	0.31 [7]	0.13 [7]	0.35 [7]	232	6
12-31-2018	11.90	0.16	(1.06)	(0.90)	(0.15)	(0.87)	(1.02)	9.98	(8.32)	0.13	0.05	1.37	207	58
12-31-2017	9.85	0.14	2.11	2.25	(0.14)	(0.06)	(0.20)	11.90	22.88	0.11	0.04	1.25	227	15
12-31-2016	9.91	0.14	0.06	0.20	(0.15)	(0.11)	(0.26)	9.85	1.90	0.10	0.05	1.46	194	55
12-31-2015	10.76	0.13	(0.76)	(0.63)	(0.13)	(0.09)	(0.22)	9.91	(5.79)	0.08	0.05	1.21	201	16
12-31-2014	10.91	0.13	0.05	0.18	(0.13)	(0.20)	(0.33)	10.76	1.54	0.08	0.05	1.15	210	31
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-19. Unaudited. 6. Not annualized. 7. Annualized.
Managed Volatility Growth Portfolio
Series I
06-30-2019 [5]	12.20	0.03	1.43	1.46	—	—	—	13.66	11.97 [6]	0.26 [7]	0.13 [7]	0.43 [7]	625	3
12-31-2018	14.55	0.24	(1.08)	(0.84)	(0.23)	(1.28)	(1.51)	12.20	(6.54)	0.15	0.10	1.67	591	37
12-31-2017	12.99	0.23	2.14	2.37	(0.24)	(0.57)	(0.81)	14.55	18.59	0.13	0.09	1.67	709	9
12-31-2016	13.17	0.22	0.23	0.45	(0.23)	(0.40)	(0.63)	12.99	3.34	0.12	0.10	1.72	676	26
12-31-2015	14.13	0.23	(0.88)	(0.65)	(0.24)	(0.07)	(0.31)	13.17	(4.53)	0.12	0.10	1.66	722	9
12-31-2014	14.23	0.25	0.06	0.31	(0.26)	(0.15)	(0.41)	14.13	2.16	0.12	0.10	1.73	839	18
Series II
06-30-2019 [5]	12.16	0.01	1.44	1.45	—	—	—	13.61	11.92 [6]	0.46 [7]	0.33 [7]	0.22 [7]	7,232	3
12-31-2018	14.51	0.21	(1.07)	(0.86)	(0.21)	(1.28)	(1.49)	12.16	(6.70)	0.35	0.30	1.45	6,931	37
12-31-2017	12.95	0.20	2.14	2.34	(0.21)	(0.57)	(0.78)	14.51	18.35	0.33	0.29	1.46	8,532	9
12-31-2016	13.14	0.19	0.22	0.41	(0.20)	(0.40)	(0.60)	12.95	3.15	0.32	0.30	1.49	8,177	26
12-31-2015	14.10	0.20	(0.88)	(0.68)	(0.21)	(0.07)	(0.28)	13.14	(4.81)	0.32	0.30	1.43	9,102	9
12-31-2014	14.19	0.21	0.08	0.29	(0.23)	(0.15)	(0.38)	14.10	2.04	0.32	0.30	1.47	11,165	18
Series NAV
06-30-2019 [5]	12.21	0.03	1.45	1.48	—	—	—	13.69	12.12 [6]	0.21 [7]	0.08 [7]	0.48 [7]	772	3
12-31-2018	14.57	0.25	(1.09)	(0.84)	(0.24)	(1.28)	(1.52)	12.21	(6.55)	0.10	0.05	1.76	703	37
12-31-2017	13.00	0.25	2.14	2.39	(0.25)	(0.57)	(0.82)	14.57	18.71	0.08	0.04	1.77	778	9
12-31-2016	13.19	0.24	0.21	0.45	(0.24)	(0.40)	(0.64)	13.00	3.38	0.07	0.05	1.81	677	26
12-31-2015	14.15	0.25	(0.89)	(0.64)	(0.25)	(0.07)	(0.32)	13.19	(4.55)	0.07	0.05	1.79	673	9
12-31-2014	14.24	0.27	0.06	0.33	(0.27)	(0.15)	(0.42)	14.15	2.28	0.07	0.05	1.86	703	18
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-19. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.
15

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Balanced Portfolio
Series I
06-30-2019 [5]	11.23	0.03	1.24	1.27	—	—	—	12.50	11.31 [6]	0.25 [7]	0.13 [7]	0.52 [7]	553	2
12-31-2018	12.96	0.25	(0.82)	(0.57)	(0.25)	(0.91)	(1.16)	11.23	(4.89)	0.15	0.10	1.95	531	36
12-31-2017	12.05	0.24	1.44	1.68	(0.25)	(0.52)	(0.77)	12.96	14.13	0.13	0.09	1.91	642	7
12-31-2016	12.24	0.24	0.35	0.59	(0.25)	(0.53)	(0.78)	12.05	4.79	0.12	0.09	1.97	629	17
12-31-2015	13.87	0.27	(0.58)	(0.31)	(0.27)	(1.05)	(1.32)	12.24	(2.25)	0.12	0.09	1.97	671	9
12-31-2014	13.69	0.29	0.30	0.59	(0.31)	(0.10)	(0.41)	13.87	4.29	0.11	0.10	2.05	768	20
Series II
06-30-2019 [5]	11.16	0.02	1.22	1.24	—	—	—	12.40	11.11 [6]	0.45 [7]	0.33 [7]	0.32 [7]	5,068	2
12-31-2018	12.89	0.22	(0.82)	(0.60)	(0.22)	(0.91)	(1.13)	11.16	(5.04)	0.35	0.30	1.73	4,900	36
12-31-2017	11.99	0.21	1.43	1.64	(0.22)	(0.52)	(0.74)	12.89	13.82	0.33	0.29	1.68	5,985	7
12-31-2016	12.18	0.21	0.35	0.56	(0.22)	(0.53)	(0.75)	11.99	4.61	0.32	0.29	1.75	6,054	17
12-31-2015	13.80	0.24	(0.57)	(0.33)	(0.24)	(1.05)	(1.29)	12.18	(2.39)	0.32	0.29	1.74	6,646	9
12-31-2014	13.63	0.25	0.30	0.55	(0.28)	(0.10)	(0.38)	13.80	4.03	0.31	0.30	1.80	7,970	20
Series NAV
06-30-2019 [5]	11.26	0.03	1.24	1.27	—	—	—	12.53	11.28 [6]	0.20 [7]	0.08 [7]	0.57 [7]	1,224	2
12-31-2018	12.99	0.26	(0.83)	(0.57)	(0.25)	(0.91)	(1.16)	11.26	(4.82)	0.10	0.05	2.04	1,133	36
12-31-2017	12.08	0.25	1.44	1.69	(0.26)	(0.52)	(0.78)	12.99	14.15	0.08	0.04	1.99	1,272	7
12-31-2016	12.26	0.25	0.35	0.60	(0.25)	(0.53)	(0.78)	12.08	4.92	0.07	0.04	2.06	1,183	17
12-31-2015	13.89	0.28	(0.58)	(0.30)	(0.28)	(1.05)	(1.33)	12.26	(2.20)	0.07	0.04	2.06	1,192	9
12-31-2014	13.72	0.30	0.28	0.58	(0.31)	(0.10)	(0.41)	13.89	4.26	0.06	0.05	2.15	1,293	20
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-19. Unaudited. 6. Not annualized. 7. Annualized.
Managed Volatility Moderate Portfolio
Series I
06-30-2019 [5]	10.84	0.03	1.14	1.17	—	—	—	12.01	10.79 [6]	0.24 [7]	0.13 [7]	0.55 [7]	234	2
12-31-2018	12.33	0.26	(0.71)	(0.45)	(0.26)	(0.78)	(1.04)	10.84	(3.99)	0.14	0.09	2.12	230	35
12-31-2017	11.65	0.25	1.12	1.37	(0.26)	(0.43)	(0.69)	12.33	11.88	0.13	0.09	2.05	266	9
12-31-2016	11.72	0.25	0.38	0.63	(0.25)	(0.45)	(0.70)	11.65	5.29	0.12	0.09	2.07	259	13
12-31-2015	13.30	0.28	(0.41)	(0.13)	(0.27)	(1.18)	(1.45)	11.72	(0.91)	0.12	0.09	2.14	257	10
12-31-2014	13.68	0.31	0.37	0.68	(0.32)	(0.74)	(1.06)	13.30	4.94	0.12	0.10	2.24	289	26
Series II
06-30-2019 [5]	10.77	0.02	1.13	1.15	—	—	—	11.92	10.68 [6]	0.44 [7]	0.33 [7]	0.35 [7]	1,589	2
12-31-2018	12.25	0.23	(0.69)	(0.46)	(0.24)	(0.78)	(1.02)	10.77	(4.12)	0.34	0.29	1.89	1,557	35
12-31-2017	11.58	0.22	1.11	1.33	(0.23)	(0.43)	(0.66)	12.25	11.65	0.33	0.29	1.80	1,891	9
12-31-2016	11.65	0.22	0.38	0.60	(0.22)	(0.45)	(0.67)	11.58	5.12	0.32	0.29	1.83	1,966	13
12-31-2015	13.23	0.24	(0.39)	(0.15)	(0.25)	(1.18)	(1.43)	11.65	(1.12)	0.32	0.29	1.88	2,131	10
12-31-2014	13.62	0.27	0.37	0.64	(0.29)	(0.74)	(1.03)	13.23	4.68	0.32	0.30	1.98	2,513	26
Series NAV
06-30-2019 [5]	10.85	0.03	1.15	1.18	—	—	—	12.03	10.88 [6]	0.19 [7]	0.08 [7]	0.60 [7]	132	2
12-31-2018	12.34	0.26	(0.70)	(0.44)	(0.27)	(0.78)	(1.05)	10.85	(3.94)	0.09	0.04	2.15	119	35
12-31-2017	11.65	0.26	1.12	1.38	(0.26)	(0.43)	(0.69)	12.34	12.02	0.08	0.04	2.11	134	9
12-31-2016	11.73	0.26	0.36	0.62	(0.25)	(0.45)	(0.70)	11.65	5.25	0.07	0.04	2.15	116	13
12-31-2015	13.31	0.29	(0.41)	(0.12)	(0.28)	(1.18)	(1.46)	11.73	(0.86)	0.07	0.04	2.20	112	10
12-31-2014	13.69	0.34	0.35	0.69	(0.33)	(0.74)	(1.07)	13.31	4.99	0.07	0.05	2.46	115	26
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-19. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.
16

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Conservative Portfolio
Series I
06-30-2019 [5]	10.61	0.04	0.92	0.96	—	—	—	11.57	9.05 [6]	0.25 [7]	0.14 [7]	0.69 [7]	163	3
12-31-2018	11.48	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.61	(2.18)	0.15	0.09	2.43	155	34
12-31-2017	11.12	0.26	0.60	0.86	(0.27)	(0.23)	(0.50)	11.48	7.82	0.13	0.08	2.26	177	8
12-31-2016	11.14	0.27	0.24	0.51	(0.27)	(0.26)	(0.53)	11.12	4.58	0.12	0.09	2.38	188	11
12-31-2015	12.12	0.29	(0.29)	—	(0.28)	(0.70)	(0.98)	11.14	0.05	0.12	0.09	2.42	180	11
12-31-2014	12.58	0.32	0.31	0.63	(0.33)	(0.76)	(1.09)	12.12	5.02	0.12	0.10	2.50	191	33
Series II
06-30-2019 [5]	10.53	0.03	0.91	0.94	—	—	—	11.47	8.93 [6]	0.45 [7]	0.34 [7]	0.49 [7]	917	3
12-31-2018	11.40	0.25	(0.52)	(0.27)	(0.25)	(0.35)	(0.60)	10.53	(2.39)	0.35	0.29	2.19	908	34
12-31-2017	11.04	0.23	0.61	0.84	(0.25)	(0.23)	(0.48)	11.40	7.67	0.33	0.28	2.03	1,112	8
12-31-2016	11.07	0.24	0.24	0.48	(0.25)	(0.26)	(0.51)	11.04	4.31	0.32	0.29	2.10	1,236	11
12-31-2015	12.05	0.25	(0.27)	(0.02)	(0.26)	(0.70)	(0.96)	11.07	(0.15)	0.32	0.29	2.13	1,344	11
12-31-2014	12.51	0.29	0.32	0.61	(0.31)	(0.76)	(1.07)	12.05	4.84	0.32	0.30	2.25	1,583	33
Series NAV
06-30-2019 [5]	10.64	0.04	0.92	0.96	—	—	—	11.60	9.13 [6]	0.20 [7]	0.09 [7]	0.74 [7]	54	3
12-31-2018	11.51	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.64	(2.21)	0.10	0.04	2.42	51	34
12-31-2017	11.14	0.32	0.56	0.88	(0.28)	(0.23)	(0.51)	11.51	7.94	0.08	0.03	2.73	64	8
12-31-2016	11.17	0.28	0.23	0.51	(0.28)	(0.26)	(0.54)	11.14	4.53	0.07	0.04	2.42	50	11
12-31-2015	12.14	0.30	(0.28)	0.02	(0.29)	(0.70)	(0.99)	11.17	0.18	0.07	0.04	2.45	48	11
12-31-2014	12.61	0.35	0.28	0.63	(0.34)	(0.76)	(1.10)	12.14	4.97	0.07	0.05	2.71	50	33
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests. 3. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-19. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.
17

John Hancock Variable Insurance Trust

Notes to financial statements (unaudited)

1.  ORGANIZATION  John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is a series company with multiple investment series, five of which (collectively, Managed Volatility Portfolios or the portfolios, and individually, the portfolio) are presented in this report. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The portfolios operate as “funds of funds” that invest primarily in shares of affiliated underlying funds of the Trust or affiliates of the Trust.

The portfolios may offer multiple classes of shares. The shares currently outstanding are detailed in the Statements of assets and liabilities. Series I, Series II, and Series NAV shares are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Prior to June 28, 2019, the Advisor was known as John Hancock Investment Management Services, LLC. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.

The investment objectives of the portfolios are as follows:

Managed Volatility Aggressive Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or jhannuities.com or on the Securities and Exchange Commission (SEC) website at sec.gov. The underlying funds are not covered by this report.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded portfolios, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. Except for investments in exchange-traded funds, investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolio’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

18

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2019, by major security category or type:

	Total Value at 6-30-19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Managed Volatility Aggressive Portfolio
Investments in securities:
Assets
Unaffiliated investment companies	$42,720,164	$42,720,164	—	—
Affiliated investment companies	325,864,814	325,864,814	—	—
U.S. Government and Agency Obligations	365,154	—	$365,154	—
Short-term investments	2,490,719	355,007	2,135,712	—
Total investments in securities	$371,440,851	$368,939,985	$2,500,866	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Unaffiliated investment companies	$60,228,740	$60,228,740	—	—
Affiliated investment companies	8,453,610,936	8,453,610,936	—	—
U.S. Government and Agency obligations	6,882,900	—	$6,882,900	—
Securities lending collateral	258,774	258,774	—	—
Short-term investments	63,210,021	9,556,921	53,653,100	—
Total investments in securities	$8,584,191,371	$8,523,655,371	$60,536,000	—
Derivatives:
Assets
Futures	$12,497,604	$12,306,696	$190,908	—
Liabilities
Futures	($73,940)	(73,940)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Unaffiliated investment companies	$43,876,495	$43,876,495	—	—
Affiliated investment companies	6,713,815,034	6,713,815,034	—	—
U.S. Government and Agency Obligations	5,537,333	—	$5,537,333	—
Short-term investments	52,674,944	9,680,738	42,994,206	—
Total investments in securities	$6,815,903,806	$6,767,372,267	$48,531,539	—
Derivatives:
Assets
Futures	$8,004,037	$7,891,982	$112,055	—
Liabilities
Futures	($43,641)	(43,641)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Unaffiliated investment companies	$15,725,250	$15,725,250	—	—
Affiliated investment companies	1,916,673,621	1,916,673,621	—	—
U.S. Government and Agency Obligations	1,430,603	—	$1,430,603	—
Short-term investments	14,134,370	2,684,104	11,450,266	—
Total investments in securities	$1,947,963,844	$1,935,082,975	$12,880,869	—
Derivatives:
Assets
Futures	$1,839,922	$1,811,395	$28,527	—
Liabilities
Futures	($6,276)	(6,276)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Unaffiliated investment companies	$4,681,592	$4,681,592	—	—
Affiliated investment companies	1,118,352,480	$1,118,352,480	—	—
U.S. Government and Agency Obligations	790,333	—	$790,333
Short-term investments	8,313,716	1,467,676	6,846,040	—
Total investments in securities	$1,132,138,121	$1,124,501,748	$7,636,373	—
Derivatives:
Assets
Futures	$542,766	$535,941	$6,825	—
Liabilities
Futures	($2,502)	(2,502)	—	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

19

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from underlying portfolios are recorded on ex-date.

Securities lending. The portfolios may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest its collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the respective portfolio for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of June 30, 2019, Managed Volatility Growth Portfolio loaned securities valued at $253,215 and received $258,750 of cash collateral.

Line of credit. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the portfolios can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended June 30, 2019, the portfolios had no borrowings under the line of credit.

Commitment fees for the six months ended June 30, 2019 were as follows:

Portfolio	Commitment Fee
Managed Volatility Aggressive Portfolio	$1,602
Managed Volatility Growth Portfolio	14,683
Managed Volatility Balanced Portfolio	11,908
Managed Volatility Moderate Portfolio	4,150
Managed Volatility Conservative Portfolio	2,845

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of December 31, 2018, Managed Volatility Conservative Portfolio has a short-term capital loss carryforward of $1,900,587 and a long-term capital loss carryforward of $5,554,205 available to offset future net realized capital gains. These carryforwards do not expire.

As of December 31, 2018, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. Each portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

For federal income tax purposes, the costs of investments owned on June 30, 2019, including short-term investments, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Aggressive Portfolio	$351,414,141	$26,842,643	($6,815,933)	$20,026,710
Managed Volatility Growth Portfolio	7,889,749,449	764,472,466	(57,606,880)	706,865,586
Managed Volatility Balanced Portfolio	6,421,887,059	439,009,789	(37,032,646)	401,977,143
Managed Volatility Moderate Portfolio	1,865,980,864	97,698,237	(13,881,611)	83,816,626
Managed Volatility Conservative Portfolio	1,102,036,888	31,566,368	(924,871)	30,641,497

20

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolio’s financial statements as a return of capital. The final determination of tax characteristics of the portfolios’ distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.

3.  DERIVATIVE INSTRUMENTS The portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange stands between the portfolio and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

Upon entering into a futures contract, a portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the portfolio. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following table details how the portfolios used futures contracts during the six months ended June 30, 2019. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Portfolio	Reason	USD Notional range
Managed Volatility Aggressive Portfolio	To manage volatility of returns	up to $161.4 million
Managed Volatility Growth Portfolio	To manage volatility of returns	$667.3 million to $2.0 billion
Managed Volatility Balanced Portfolio	To manage volatility of returns	$416.6 million to $640.6 million
Managed Volatility Moderate Portfolio	To manage volatility of returns	$74.1 million to $100.5 million
Managed Volatility Conservative Portfolio	To manage volatility of returns	$28.4 million to $32.6 million

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2019 by risk category:

Portfolio	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Managed Volatility Growth Portfolio	Equity	Receivable/payable for futures variation margin	Futures†	$12,238,866	—
	Foreign	Receivable/payable for futures variation margin	Futures†	258,738	($73,940)
	Total			$12,497,604	($73,940)
Managed Volatility Balanced Portfolio	Equity	Receivable/payable for futures variation margin	Futures†	$7,849,324	—
	Foreign	Receivable/payable for futures variation margin	Futures†	154,713	($43,641)
	Total			$8,004,037	($43,641)
Managed Volatility Moderate Portfolio	Equity	Receivable/payable for futures variation margin	Futures†	$1,797,917	—
	Foreign	Receivable/payable for futures variation margin	Futures†	42,005	($6,276)
	Total			1,839,922	($6,276)
Managed Volatility Conservative Portfolio	Equity	Receivable/payable for futures variation margin	Futures†	$533,510	—
	Foreign	Receivable/payable for futures variation margin	Futures†	$9,256	($2,502)
	Total			$542,766	($2,502)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Portfolio of investments. Only the period end variation margin is separately disclosed in the Statements of assets and liabilities.

21

DERIVATIVE INSTRUMENTS, CONTINUED

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2019:

	Statements of Operations Location— Net Realized Gain (Loss) on:
Portfolio	Risk	Futures Contracts
Managed Volatility Aggressive Portfolio	Equity	($10,138,112)
	Foreign	(86,170)
	Total	($10,224,282)
Managed Volatility Growth Portfolio	Equity	($148,064,408)
	Foreign	(580,137)
	Total	($148,644,545)
Managed Volatility Balanced Portfolio	Equity	($49,378,070)
	Foreign	(337,419)
	Total	($49,715,489)
Managed Volatility Moderate Portfolio	Equity	($4,771,731)
	Foreign	(89,677)
	Total	($4,861,408)
Managed Volatility Conservative Portfolio	Equity	$2,657,080
	Foreign	13,026
	Total	$2,670,106

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2019:

	Statements of Operations Location— Change in Unrealized Appreciation (Depreciation) of:
Portfolio	Risk	Futures Contracts
Managed Volatility Aggressive Portfolio	Equity	($2,310,257)
	Foreign	$271,934
	Total	($2,038,323)
Managed Volatility Growth Portfolio	Equity	$2,515,853
	Foreign	2,903,528
	Total	$5,419,381
Managed Volatility Balanced Portfolio	Equity	$13,653,529
	Foreign	725,259
	Total	$14,378,788
Managed Volatility Moderate Portfolio	Equity	$3,431,832
	Foreign	81,416
	Total	$3,513,248
Managed Volatility Conservative Portfolio	Equity	$1,082,927
	Foreign	(34,039)
	Total	$1,048,888

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and John Hancock Funds II (JHF II). The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (MIM US), which is an indirect wholly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, MIM US was known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC. The portfolios are not responsible for payment of the subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Funds Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust, (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), JHF II and John Hancock Funds III.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The rates, outlined below, are applied to the Affiliated Funds Assets and Other Assets of each portfolio.

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated funds assets	0.05% (on an annualized basis)	0.04% (on an annualized basis)
Other assets	0.50% (on an annualized basis)	0.49% (on an annualized basis)

22

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense reimbursements. The Advisor has contractually agreed to reimburse certain other expenses for the portfolios so that they do not exceed 0.00% average annual net assets of the portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses not incurred in the ordinary course of the portfolios’ business, the management fee, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2020, and may terminate at any time thereafter.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time. In addition, the Advisor voluntarily agreed to waive its advisory fees and/or reduce expenses by 0.01% of each portfolio’s average net assets.

The expense reductions described for the six months ended June 30, 2019 amounted to:

	Expense Reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Aggressive Portfolio	$60,900	$63,212	$201,185	$325,297
Managed Volatility Growth Portfolio	409,558	4,754,386	495,702	5,659,646
Managed Volatility Balanced Portfolio	333,294	3,059,542	722,883	4,115,719
Managed Volatility Moderate Portfolio	130,639	891,273	70,928	1,092,840
Managed Volatility Conservative Portfolio	89,942	520,938	29,786	640,666

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2019 were equivalent to a net annual effective rate of the portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate
Managed Volatility Aggressive Portfolio	0.09%
Managed Volatility Growth Portfolio	0.05%
Managed Volatility Balanced Portfolio	0.05%
Managed Volatility Moderate Portfolio	0.05%
Managed Volatility Conservative Portfolio	0.05%

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2019 amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares.

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%

Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.

Distribution and service fees for the six months ended June 30, 2019 were:

	Distribution and service fees by class
Portfolio	Series I	Series II	Total
Managed Volatility Aggressive Portfolio	$16,772	$87,054	$103,826
Managed Volatility Growth Portfolio	153,378	8,903,810	9,057,188
Managed Volatility Balanced Portfolio	136,076	6,246,274	6,382,350
Managed Volatility Moderate Portfolio	57,750	1,970,543	2,028,293
Managed Volatility Conservative Portfolio	39,320	1,139,480	1,178,800

Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolios based on their net assets relative to other funds within the John Hancock group of funds complex.

23

6.  PORTFOLIO SHARE TRANSACTIONS Transactions in portfolio shares for the six months ended June 30, 2019 and for the year ended December 31, 2018 were as follows:

Managed Volatility Aggressive Portfolio	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	65,109	$695,404	143,898	$1,706,053
Distributions reinvested	—	—	553,846	6,177,521
Repurchased	(348,249)	(3,755,923)	(1,030,610)	(12,275,389)
Net decrease	(283,140)	($3,060,519)	(332,866)	($4,391,815)
Series II shares
Sold	1,040	$11,517	73,181	$879,461
Distributions reinvested	—	—	584,627	6,521,545
Repurchased	(438,967)	(4,725,662)	(1,317,768)	(15,499,219)
Net decrease	(437,927)	($4,714,145)	(659,960)	($8,098,213)
Series NAV shares
Sold	530,116	$5,682,877	1,012,248	$11,789,954
Distributions reinvested	—	—	1,772,917	19,762,278
Repurchased	(666,704)	(7,176,909)	(1,082,014)	(12,803,351)
Net increase (decrease)	(136,588)	($1,494,032)	1,703,151	$18,748,881
Total net increase (decrease)	(857,655)	($9,268,696)	710,325	$6,258,853

Managed Volatility Growth Portfolio	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	177,171	$2,234,028	491,207	$7,012,792
Distributions reinvested	—	—	5,174,718	69,460,708
Repurchased	(2,899,867)	(38,086,327)	(5,956,091)	(84,328,840)
Net decrease	(2,722,696)	($35,852,299)	(290,166)	($7,855,340)
Series II shares
Sold	3	$31	2,091	$30,105
Distributions reinvested	—	—	60,014,485	803,573,343
Repurchased	(38,506,773)	(502,093,819)	(78,178,670)	(1,107,372,589)
Net decrease	(38,506,770)	($502,093,788)	(18,162,094)	($303,769,141)
Series NAV shares
Sold	588,755	$7,758,267	1,397,467	$19,774,306
Distributions reinvested	—	—	6,015,507	80,768,406
Repurchased	(1,681,304)	(22,128,026)	(3,265,543)	(46,220,979)
Net increase (decrease)	(1,092,549)	($14,369,759)	4,147,431	$54,321,733
Total net decrease	(42,322,015)	($552,315,846)	(14,304,829)	($257,302,748)

Managed Volatility Balanced Portfolio	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	174,000	$2,096,067	352,898	$4,508,940
Distributions reinvested	—	—	4,368,052	52,672,911
Repurchased	(3,215,377)	(38,522,124)	(6,943,167)	(88,084,565)
Net decrease	(3,041,377)	($36,426,057)	(2,222,217)	($30,902,714)
Series II shares
Sold	5	$61	151,211	$1,680,277
Distributions reinvested	—	—	40,028,867	479,950,793
Repurchased	(30,633,960)	(364,151,215)	(65,462,161)	(824,535,563)
Net decrease	(30,633,955)	($364,151,154)	(25,282,083)	($342,904,493)
Series NAV shares
Sold	308,798	$3,682,298	470,699	$5,896,444
Distributions reinvested	—	—	9,147,531	110,486,680
Repurchased	(3,264,426)	(39,192,179)	(6,870,552)	(87,016,613)
Net increase (decrease)	(2,955,628)	($35,509,881)	2,747,678	$29,366,511
Total net decrease	(36,630,960)	($436,087,092)	(24,756,622)	($344,440,696)

Managed Volatility Moderate Portfolio	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	603,121	$7,032,529	474,414	$5,783,926
Distributions reinvested	—	—	1,844,808	21,235,073
Repurchased	(2,324,422)	(26,761,566)	(2,712,599)	(32,605,823)
Net decrease	(1,721,301)	($19,729,037)	(393,377)	($5,586,824)
Series II shares
Sold	183,974	$2,138,134	615,092	$7,605,517
Distributions reinvested	—	—	12,513,688	143,126,720
Repurchased	(11,457,496)	(131,194,605)	(22,820,587)	(273,178,807)
Net decrease	(11,273,522)	($129,056,471)	(9,691,807)	($122,446,570)
Series NAV shares
Sold	340,514	$3,936,544	553,019	$6,681,393
Distributions reinvested	—	—	942,037	10,849,774
Repurchased	(355,025)	(4,082,426)	(1,336,442)	(16,414,987)
Net increase (decrease)	(14,511)	($145,882)	158,614	$1,116,180
Total net decrease	(13,009,334)	($148,931,390)	(9,926,570)	($126,917,214)

24

PORTFOLIO SHARE TRANSACTIONS, CONTINUED

Managed Volatility Conservative Portfolio	Six Months Ended 6-30-19		Year Ended 12-31-18
	Shares	Amount	Shares	Amount
Series I shares
Sold	841,661	$9,492,482	900,866	$10,207,082
Distributions reinvested	—	—	826,783	9,014,097
Repurchased	(1,313,198)	(14,626,616)	(2,586,456)	(29,192,174)
Net decrease	(471,537)	($5,134,134)	(858,807)	($9,970,995)
Series II shares
Sold	557,372	$6,107,694	446,788	$4,937,206
Distributions reinvested	—	—	4,784,809	51,803,196
Repurchased	(6,859,305)	(75,809,733)	(16,474,795)	(184,620,431)
Net decrease	(6,301,933)	($69,702,039)	(11,243,198)	($127,880,029)
Series NAV shares
Sold	208,345	$2,327,130	407,699	$4,597,774
Distributions reinvested	—	—	268,121	2,926,730
Repurchased	(419,496)	(4,666,632)	(1,439,479)	(16,313,790)
Net decrease	(211,151)	($2,339,502)	(763,659)	($8,789,286)
Total net decrease	(6,984,621)	($77,175,675)	(12,865,664)	($146,640,310)

Affiliates of the Trust owned 100% of shares of the portfolios on June 30, 2019. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.

7.  PURCHASE AND SALE OF SECURITIES The following summarizes the purchase and sales of the underlying funds of the portfolios for the six months ended June 30, 2019:

Portfolio	Purchases	Sales
Managed Volatility Aggressive Portfolio	$20,020,570	$31,418,521
Managed Volatility Growth Portfolio	205,603,543	825,117,323
Managed Volatility Balanced Portfolio	153,086,108	607,846,902
Managed Volatility Moderate Portfolio	45,862,801	192,982,597
Managed Volatility Conservative Portfolio	29,713,581	100,949,162

8.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. At June 30, 2019, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Investments	Percent of Underlying Funds’ Net Assets
Managed Volatility Growth Portfolio
	Multifactor Developed International ETF	53.66%
	Multifactor Small Cap ETF	42.13%
	Fundamental Large Cap Value Fund	33.87%
	Multifactor Large Cap ETF	31.27%
	Strategic Equity Allocation Portfolio	27.39%
	Equity Income Trust	25.64%
	Mid Value Trust	23.08%
	Multifactor Emerging Markets ETF	22.61%
	Emerging Markets Equity Fund	20.15%
	Core Bond Trust	19.85%
	Mid Cap Stock Trust	19.64%
	Blue Chip Growth Trust	19.24%
	Select Bond Trust	18.93%
	Multifactor Mid Cap ETF	17.20%
	Small Cap Value Trust	13.12%
	Small Cap Growth Fund	11.88%
	Fundamental Large Cap Core Fund	9.96%
Managed Volatility Balanced Portfolio
	Core Bond Trust	27.13%
	Select Bond Trust	25.81%
	Multifactor Developed International ETF	24.11%
	Fundamental Large Cap Value Fund	22.41%
	Multifactor Small Cap ETF	20.23%
	Multifactor Large Cap ETF	18.74%
	Equity Income Trust	16.97%
	Strategic Equity Allocation Portfolio	15.43%
	Blue Chip Growth Trust	12.72%
	Multifactor Emerging Markets ETF	10.95%
	Mid Value Trust	10.61%
	Multifactor Mid Cap ETF	10.25%
	Emerging Markets Equity Fund	10.04%
	Mid Cap Stock Trust	9.05%
	Small Cap Value Trust	7.48%
	Small Cap Growth Fund	6.78%
	Fundamental Large Cap Core Fund	5.89%
	Bond Fund	5.19%
Managed Volatility Moderate Portfolio
	Core Bond Trust	9.37%
	Select Bond Trust	8.91%
	Fundamental Large Cap Value Fund	5.75%
Managed Volatility Conservative Portfolio
	Core Bond Trust	7.30%
	Select Bond Trust	6.95%

25

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

Information regarding each portfolio’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Managed Volatility Aggressive Portfolio
Blue Chip Growth	1,028,854	102,026	(164,740)	966,140	—	—	$566,377	$5,787,257	$36,152,953
Capital Appreciation	272,706	—	(272,706)	—	—	—	64,821	511,167	—
Emerging Markets Equity	2,763,999	—	—	2,763,999	—	—	—	3,759,038	29,574,784
Equity Income	2,347,297	152,544	(192,695)	2,307,146	—	—	(746,132)	5,652,278	36,268,330
Fundamental Large Cap Core	794,778	13,790	(89,699)	718,869	—	—	(648,735)	7,569,413	34,304,448
Fundamental Large Cap Value	308,571	—	(102,029)	206,542	—	—	(227,732)	894,425	2,623,086
Mid Cap Stock	755,854	72,370	(170,155)	658,069	—	—	325,622	3,116,218	13,779,970
Mid Value	1,282,606	143,674	(118,336)	1,307,944	—	—	(297,908)	1,739,022	13,811,890
Multifactor Developed International ETF	506,859	—	—	506,859	$302,722	—	—	1,383,775	14,318,817
Multifactor Emerging Markets ETF	490,805	—	—	490,805	82,112	—	—	1,177,441	12,573,933
Multifactor Large Cap ETF	595,345	—	(9,525)	585,820	183,877	—	81,717	3,324,508	22,138,138
Multifactor Mid Cap ETF	297,249	—	(5,637)	291,612	47,372	—	43,908	1,751,046	10,643,838
Multifactor Small Cap ETF	573,906	—	(17,149)	556,757	67,295	—	(17,673)	2,168,098	14,683,742
Small Cap Growth	294,838	39,703	(52,491)	282,050	—	—	(250,934)	1,056,586	4,871,010
Small Cap Value	273,967	34,372	(36,119)	272,220	—	—	(232,581)	874,628	4,886,350
Strategic Equity Allocation	3,866,417	239,320	(344,061)	3,761,676	—	—	717,580	10,082,413	75,233,525
					$683,378	—	($621,670)	$50,847,313	$325,864,814
Managed Volatility Growth Portfolio
Blue Chip Growth	12,595,838	273,447	(1,914,429)	10,954,856	—	—	$16,047,795	$60,690,931	$409,930,730
Bond	39,444,500	1,269,640	(1,891,192)	38,822,948	$11,330,367	—	912,738	31,667,799	622,720,087
Capital Appreciation	1,332,976	—	(1,332,976)	—	—	—	343,039	2,498,614	—
Core Bond	16,565,841	338,640	(677,221)	16,227,260	—	—	(598,933)	12,948,542	216,958,466
Emerging Markets Equity	39,382,661	—	—	39,382,661	—	—	—	53,560,418	421,394,469
Equity Income	28,539,165	651,466	(2,994,054)	26,196,577	—	—	2,134,239	57,132,129	411,810,183
Fundamental Large Cap Core	10,425,409	239,835	(120,309)	10,544,935	—	—	(765,144)	92,933,710	503,204,312
Fundamental Large Cap Value	2,552,052	80,775	(279,551)	2,353,276	—	—	(629,668)	6,486,505	29,886,610
Global Conservative Absolute Return	2,232,397	—	(2,232,397)	—	—	—	(720,755)	1,398,665	—
John Hancock Collateral Trust*	—	236,216	(210,358)	25,858	—	—	84	6	258,774
Mid Cap Stock	9,056,694	198,120	(1,810,545)	7,444,269	—	—	8,000,603	33,581,543	155,882,998
Mid Value	15,528,178	288,359	(1,009,340)	14,807,197	—	—	(3,183,356)	20,626,323	156,364,003
Multifactor Developed International ETF	9,838,683	—	(288,444)	9,550,239	5,703,880	—	20,026	26,664,418	269,795,207
Multifactor Emerging Markets ETF	7,143,056	—	—	7,143,056	1,195,033	—	—	17,136,192	182,997,952
Multifactor Large Cap ETF	7,728,647	—	(229,010)	7,499,637	2,353,986	—	1,970,191	42,131,877	283,411,282
Multifactor Mid Cap ETF	4,790,021	590,311	—	5,380,332	874,035	—	—	29,563,401	196,382,118
Multifactor Small Cap ETF	7,078,166	—	(249,796)	6,828,370	825,345	—	(295,611)	26,770,722	180,089,382
Select Bond	117,024,515	5,564,961	(6,897,578)	115,691,898	—	—	(3,466,867)	99,904,935	1,597,705,111
Small Cap Growth	4,296,673	100,526	(546,590)	3,850,609	—	—	(2,443,548)	14,153,887	66,500,017
Small Cap Value	3,996,832	115,919	(405,057)	3,707,694	—	—	(1,080,954)	10,476,155	66,553,115
Strategic Equity Allocation	157,744,193	—	(23,642,948)	134,101,245	—	—	153,921,709	275,403,719	2,682,024,894
					$22,282,646	—	$170,165,588	$915,730,491	$8,453,869,710
Managed Volatility Balanced Portfolio
Blue Chip Growth	8,416,064	183,544	(1,352,739)	7,246,869	—	—	$6,193,310	$45,036,582	$271,177,839
Bond	54,752,397	1,222,173	(2,732,073)	53,242,497	$15,646,486	—	1,356,272	43,625,087	854,009,658
Capital Appreciation	1,672,193	—	(1,672,193)	—	—	—	594,679	3,134,521	—
Core Bond	22,946,493	163,924	(927,099)	22,183,318	—	—	(595,028)	17,626,698	296,590,957
Emerging Markets Equity	19,624,227	—	—	19,624,227	—	—	—	26,688,949	209,979,232
Equity Income	19,122,671	401,374	(2,190,817)	17,333,228	—	—	(1,617,662)	41,158,674	272,478,347
Fundamental Large Cap Core	6,158,331	208,202	(132,951)	6,233,582	—	—	(872,207)	55,363,737	297,466,515
Fundamental Large Cap Value	3,583,025	—	(2,026,068)	1,556,957	—	—	(4,052,150)	11,624,005	19,773,358
Global Conservative Absolute Return	2,147,306	—	(2,147,306)	—	—	—	(739,055)	1,389,602	—
John Hancock Collateral Trust*	—	277,252	(277,252)	—	—	—	(19)	—	—
Mid Cap Stock	4,285,336	112,385	(966,572)	3,431,149	—	—	3,693,352	15,558,687	71,848,267
Mid Value	7,233,502	224,997	(654,160)	6,804,339	—	—	(2,278,787)	10,435,195	71,853,820
Multifactor Developed International ETF	4,003,892	286,820	—	4,290,712	2,562,628	—	—	10,980,927	121,213,043
Multifactor Emerging Markets ETF	3,458,359	—	—	3,458,359	578,583	—	—	8,296,603	88,599,699
Multifactor Large Cap ETF	5,133,964	—	(638,604)	4,495,360	1,411,004	—	5,572,932	23,248,950	169,879,654
Multifactor Mid Cap ETF	3,271,665	—	(67,653)	3,204,012	520,492	—	526,967	19,222,825	116,946,438
Multifactor Small Cap ETF	3,387,351	—	(107,540)	3,279,811	396,431	—	(126,099)	12,801,808	86,500,751
Select Bond	162,209,254	3,049,411	(7,532,443)	157,726,222	—	—	(4,099,834)	137,344,998	2,178,199,121
Small Cap Growth	2,523,885	98,156	(425,158)	2,196,883	—	—	(1,948,036)	8,739,882	37,940,173
Small Cap Value	2,339,909	103,165	(329,038)	2,114,036	—	—	(1,280,636)	6,725,816	37,946,951
Strategic Equity Allocation	87,107,199	530,748	(12,067,386)	75,570,561	—	—	78,554,430	160,028,287	1,511,411,211
					$21,115,624	—	$78,882,429	$659,031,833	$6,713,815,034

26

INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Managed Volatility Moderate Portfolio
Blue Chip Growth	2,180,947	59,355	(383,989)	1,856,313	—	—	$2,282,280	$10,978,652	$69,463,249
Bond	19,171,858	352,175	(1,157,151)	18,366,882	$5,434,153	—	532,242	15,068,351	294,604,783
Capital Appreciation	1,040,639	—	(1,040,639)	—	—	—	456,756	1,799,009	—
Core Bond	8,040,543	—	(382,611)	7,657,932	—	—	(241,841)	6,152,161	102,386,550
Emerging Markets Equity	3,568,536	—	—	3,568,536	—	—	—	4,853,209	38,183,334
Equity Income	4,932,510	142,409	(626,478)	4,448,441	—	—	(1,899,852)	12,108,691	69,929,498
Fundamental Large Cap Core	1,414,322	122,492	(37,470)	1,499,344	—	—	(248,884)	12,849,280	71,548,712
Fundamental Large Cap Value	1,173,376	—	(773,842)	399,534	—	—	(1,529,872)	3,963,529	5,074,086
Global Conservative Absolute Return	833,043	—	(833,043)	—	—	—	(285,798)	537,306	—
Mid Cap Stock	1,128,408	34,578	(248,980)	914,006	—	—	1,008,522	4,146,990	19,139,284
Mid Value	1,937,472	91,797	(214,556)	1,814,713	—	—	(122,689)	2,326,451	19,163,372
Multifactor Developed International ETF	509,781	72,293	—	582,074	347,644	—	—	1,421,430	16,443,649
Multifactor Emerging Markets ETF	625,592	—	—	625,592	104,662	—	—	1,500,795	16,027,041
Multifactor Large Cap ETF	1,128,329	—	(21,771)	1,106,558	347,326	—	(10,684)	6,462,023	41,816,827
Multifactor Mid Cap ETF	412,022	—	(4,228)	407,794	66,246	—	(764)	2,492,837	14,884,481
Multifactor Small Cap ETF	459,077	—	(3,810)	455,267	55,028	—	(3,926)	1,726,308	12,007,075
Select Bond	56,796,425	574,651	(2,907,640)	54,463,436	—	—	(1,448,492)	47,758,974	752,140,052
Small Cap Growth	590,961	36,506	(108,715)	518,752	—	—	(470,277)	2,085,964	8,958,842
Small Cap Value	550,497	30,938	(82,335)	499,100	—	—	(567,827)	1,868,714	8,958,842
Strategic Equity Allocation	20,940,003	131,916	(3,274,722)	17,797,197	—	—	21,467,034	35,653,872	355,943,944
					$6,355,059	—	$18,915,928	$175,754,546	$1,916,673,621
Managed Volatility Conservative Portfolio
Blue Chip Growth	742,753	45,700	(178,100)	610,353	—	—	$1,109,139	$3,275,161	$22,839,412
Bond	14,965,406	339,550	(957,022)	14,347,934	$4,236,388	—	415,255	11,754,481	230,140,858
Capital Appreciation	239,578	—	(239,578)	—	—	—	(12,104)	536,703	—
Core Bond	6,252,703	41,661	(327,148)	5,967,216	—	—	(267,781)	4,864,887	79,781,680
Emerging Markets Equity	856,015	—	—	856,015	—	—	—	1,164,181	9,159,364
Equity Income	1,645,897	97,027	(293,666)	1,449,258	—	—	(1,157,010)	4,528,861	22,782,341
Fundamental Large Cap Core	528,300	7,029	(99,830)	435,499	—	—	(713,224)	5,270,042	20,781,990
Fundamental Large Cap Value	263,907	—	(134,189)	129,718	—	—	(289,780)	855,711	1,647,414
Global Conservative Absolute Return	605,449	—	(605,449)	—	—	—	(200,763)	383,026	—
Multifactor Developed International ETF	18,829	—	—	18,829	11,246	—	—	51,405	531,921
Multifactor Emerging Markets ETF	147,175	—	—	147,175	24,622	—	—	353,072	3,770,476
Multifactor Large Cap ETF	333,512	—	(6,803)	326,709	102,547	—	(3,339)	1,909,801	12,346,333
Multifactor Mid Cap ETF	429,501	—	(12,684)	416,817	67,712	—	(2,292)	2,590,727	15,213,821
Multifactor Small Cap ETF	344,636	—	(5,716)	338,920	40,965	—	(5,891)	1,298,269	8,938,574
Select Bond	44,241,551	668,394	(2,456,857)	42,453,088	—	—	(323,022)	36,372,380	586,277,151
Strategic Equity Allocation	5,990,400	364,801	(1,148,144)	5,207,057	—	—	1,784,096	14,580,726	104,141,145
					$4,483,480	—	$333,284	$89,789,433	$1,118,352,480

*	Refer to the Securities lending note within Note 2 for details regarding this investment.

27

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 24-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds in this report.

In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds it manages. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

28

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(f)  the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contractholders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group.

The Board noted that each Fund has generally underperformed the historical performance of comparable funds and the Fund’s respective benchmark, with certain exceptions noted in Appendix A. The Board considered steps the Advisor has taken to address performance and concluded that each Fund’s performance is being monitored and reasonably addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Profitability/Fall Out Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor that is affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contractholders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that the Funds’ Subadvisor is an affiliate of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor;

(k)  with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;

(l)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and

(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

29

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor, which is affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  considered that with respect to the John Hancock underlying portfolios in which the Funds invest the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each of the other funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, Extent and Quality of Services.  With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews of the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Each Fund has generally underperformed the historical performance of comparable funds and the Fund’s respective benchmark, with certain exceptions noted in Appendix A. The Board considered steps the Advisor has taken to address performance and concluded that each Fund’s performance is being monitored and reasonably addressed;

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)	Certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

30

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreement for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

31

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comments

Managed Volatility Aggressive Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and the peer group average.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Managed Volatility Balanced Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five- year periods and outperformed the benchmark index for the ten-year period.
Broadridge Category — The Trust outperformed the average for the one-year period and underperformed the average for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and for the three-, five- and ten-year periods relative to the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index for the ten-year period and to the peer group average for the one-year period.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Managed Volatility Conservative Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.
Broadridge Category — The Trust underperformed the average for the one-year period and outperformed the average for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and for the one-year period relative to the peer group average.
The Board noted the Trust’s favorable performance relative to the benchmark index for the ten-year period and to the peer group average for the three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2019.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

32

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12.31.2018	Fees and Expenses	2019 Comments

Managed Volatility Growth Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category — The Trust underperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and the peer group average.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2019.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Managed Volatility Moderate Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.
Broadridge Category — The Trust outperformed the average for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods performance relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the ten-year period and to the peer group average for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2019.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

33

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of each fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

34

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2019

We believe in
investing in global
companies for
the long term.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products.

For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

45	Global Growth Fund

48	Global Small Capitalization Fund

51	Growth Fund

53	International Fund

56	New World Fund®

59	Blue Chip Income and Growth Fund

62	Global Growth and Income Fund

65	Growth-Income Fund

68	International Growth and Income Fund

71	Capital Income Builder®

76	Asset Allocation Fund

82	Global Balanced Fund

87	Bond Fund

92	Global Bond Fund

98	High-Income Bond Fund

102	Mortgage Fund

106	Ultra-Short Bond Fund

107	U.S. Government/AAA-Rated Securities Fund

112	Managed Risk Growth Fund

113	Managed Risk International Fund

114	Managed Risk Blue Chip Income and Growth Fund

115	Managed Risk Growth-Income Fund

117	Managed Risk Asset Allocation Fund

118	Financial statements

Fellow investors:

Global stocks advanced and several market indexes hit record highs in the six months ending June 30, 2019, with the MSCI ACWI (All Country World Index) 1,2 returning 16.23%. Investor sentiment improved as central banks around the world made it clear that the era of accommodative monetary policy is far from over, and as economies and earnings held up better than expected.

The United States had one of the strongest markets, as the MSCI USA Index1,3 climbed 18.79%, touching new all-time highs. While U.S. stocks strongly rallied coming out of a downturn toward the end of 2018, economic data was mixed. The U.S. economy grew at a strong 3.1% annual rate in the first quarter, but is expected to slow in the second quarter, and the labor market showed signs of plateauing. In May, only 75,000 jobs were added to the workforce, and wages grew 3.1% from the previous year — the slowest pace since September. The Conference Board’s consumer confidence index declined to its lowest point in nearly two years, likely due to rising trade tensions, but S&P 500 constituent firms reported upside corporate earnings surprises — particularly within communication services — which kept sentiment high.

Information technology stocks led markets higher for the first half of 2019, extending gains after a particularly strong first quarter. Cyclical stocks rallied as officials with the U.S. Federal Reserve and the European Central Bank suggested that interest rate cuts or other stimulus measures could be on the way. Health care, a traditionally defensive sector, lagged the overall market. Calls for drastic drug pricing reform by 2020 presidential candidates have weighed on sentiment and pressured stocks within the biotechnology industry. Energy stocks declined as crude oil prices dropped in early June.

The U.S. Federal Reserve kept the fed funds rate flat at 2.5% at its January, March and June meetings and said it expected no further increases for the rest of 2019. Recently, the Fed has gone even further, signaling it is now likely to cut rates, and actually doing so on July 31. Other central banks around the world echoed that dovish tone. The European Central bank revived a previously halted stimulus plan and indicated that negative interest rates would remain in place through the end of 2019.

In Europe, stocks rose on the prospects of lower interest rates and steady earnings despite continuing political turmoil, including the announced resignation of U.K. Prime Minster Theresa May amid stalled Brexit negotiations. Overall, the MSCI Europe Index1 gained 15.80% year-to-date. Elsewhere among developed markets, Japanese stocks rebounded in the first quarter despite an economic slowdown, with the MSCI Japan Index posting a 7.75% gain for the period but trailing other major global markets as exports remained weak. Emerging markets stocks fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. Overall, the MSCI Emerging Markets Investible Market Index1,4 gained 10.14% for the six months.

See page 2 for footnotes.

All market returns referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.

American Funds Insurance Series     1

In bond markets, the Bloomberg Barclays U.S. Corporate Investment Grade Index5,6 gained 9.85% and the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index5,7 rose 9.94% as investors sought higher yields than those offered by U.S. Treasuries. Bloomberg Barclays Global Aggregate Index5,8 climbed 5.57%, while the Bloomberg Barclays U.S. Aggregate Index5,9 increased 6.11%. The 10-year Treasury yield, which stood at 2.69% on December 31, 2018, fell to 2.00%. The J.P. Morgan Emerging Markets Bond Index Global10 gained 10.60%, aided by falling U.S. Treasury yields and a declining dollar against many emerging markets currencies.

The U.S. dollar was mixed but relatively unchanged against global currencies. In developed markets, the euro, Australian dollar and British pound slid 0.38%, 0.32% and 0.07%, respectively, while the Japanese yen advanced 1.83% and Canadian dollar gained 4.52% on the greenback.

The period was one of strong performance for American Funds Insurance Series, with most funds recording double-digit returns.

The road ahead
The U.S. economy has been resilient and strong, providing a good fundamental backdrop for the stock market. After a decline in the fourth quarter of 2018, investors have enjoyed a sharp recovery in the first half of 2019. In the midst of this positive environment, potential sources of volatility remain, the largest of which is probably the U.S.-China trade struggle. There is bipartisan support for reining in China on trade-related issues, so it appears that even if a deal is reached in the short term, the dispute may be a lengthy one — and markets may continue to rise and fall on the news. Other geopolitical tensions, such as developments regarding Iran, Russia, Venezuela and North Korea, also bear monitoring. In the U.K., while the fate of Brexit seems to drag on, there is some chance that come October 31, 2019, there will be a resolution. In the event of a hard Brexit, we would expect markets to react negatively. All of these events have the potential to move markets but we shouldn’t consider them all negative — they could also move markets forward if they resolve in a more positive way.

We had been on a trajectory of normalization of interest rates but geopolitical tensions and some evidence of a cooling U.S. economy, along with a fall in 10-year Treasury rates, have put pressure on the Fed to cut rates, which is expected to be helpful to markets. We will see if the economy responds in a positive way or if the Fed will have to cut further. With the bond market seemingly anticipating an economic slowdown while the equity market is anticipating continued growth, we could see market volatility reappear in the comings months.

We remain confident in our ability to find attractive companies for the long term. We continue to stay the course of conducting deep fundamental research with a long-term horizon, as well as an eye toward valuation and risk. We are optimistic that our robust investment process and our ability to identify solid companies at good valuations based on bottom-up analysis can serve our investors well in the long run.

We continue to have confidence this will remain the case, and thank you for your support. We look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal
Co-President

Alan N. Berro
Co-President

August 13, 2019

[1]	Source: MSCI.
[2]

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

[3]	The MSCI USA Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market.
[4]

The MSCI Emerging Markets Investable Markets Index (IMI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of the large-, mid- and small-capitalization segments of more than 20 emerging equity markets.

[5]	Source: Bloomberg Index Services Ltd.
[6]

The Bloomberg Barclays U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specific maturity, liquidity and quality requirements.

[7]	The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.
[8]	The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets.
[9]	The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[10]

The J.P. Morgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.

2     American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for Global Growth and Income Fund from May 1, 2006, through December 31, 2008, for International Growth and Income Fund from November 18, 2008, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk Growth Fund, Managed Risk International Fund and Managed Risk Blue Chip Income and Growth Fund. The waivers and reimbursements will be in effect through at least May 1, 2020, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series     3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund rose 21.41% for the six months ended June 30, 2019, compared with a 16.23% increase for the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

An eclectic mix of information technology and consumer discretionary investments boosted the fund’s relative returns. Information technology sector stocks ASML and Paycom outpaced the wider market and were among the top contributors to the fund’s relative returns. Consumer discretionary stock Amazon also helped the fund’s relative returns, boosted by revenue growth.

Investments in consumer staples were the biggest drag on relative results. Walgreens Boots Alliance Inc. hindered returns after its shares plunged in April on weak fiscal second-quarter results.

On a geographic basis, stocks of companies domiciled in the Netherlands and U.S. were additive to results, while stocks of companies based in the U.K. and Canada lagged on a relative basis.

Despite soaring valuations, the fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high-quality products, and whose values are not yet fully reflected in their share prices.

Percent of net assets
Country diversification	The Americas		Europe (continued)		Other regions
	United States	45.2%	Denmark	1.2%	South Africa	1.1%
	Other	1.9	Sweden	1.0
		47.1	Other	1.3	Short-term securities & other
				30.0	assets less liabilities	3.3
	Europe
	United Kingdom	6.6	Asia/Pacific Basin		Total	100.0%
	Netherlands	6.2	China	4.6
	France	5.6	Taiwan	3.5
	Switzerland	4.5	Hong Kong	3.5
	Germany	2.3	Japan	2.7
	Russian Federation	1.3	India	2.1
			Other	2.1
				18.5

4     American Funds Insurance Series

Global Growth Fund

Percent of net assets
Largest equity securities[2]	Amazon	6.74%	Visa	3.14%
	ASML	3.84	AIA Group	2.56
	Microsoft	3.63	Alibaba Group	2.49
	TSMC	3.51	Airbus	2.45
	Alphabet	3.19	Broadcom	2.22

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1997)	ratio
	Class 1	21.41%	7.31%	9.53%	12.66%	9.91%	.55%
	Class 1A	21.23	7.01	9.27	12.38	9.63	.80
	Class 2	21.25	7.05	9.26	12.38	9.63	.80
	Class 4	21.07	6.78	8.98	12.14	9.38	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.
[3]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 20.30% for the six months ended June 30, 2019. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 15.01%.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Optimism about U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

Fund holdings in the information technology sector contributed the most to relative returns. Information technology stock Paycom widely outpaced the broader market and was among the fund’s top contributors over the period. However, the fund’s holdings of health care companies Evolent Health and Allakos detracted from returns.

While investments in U.S. companies were additive to returns, investments in companies domiciled in Mexico detracted.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and benefit shareholders. They believe rigorous bottom-up research into each potential equity investment can help achieve this goal. The fund currently holds nearly 300 companies diversified across geographies and industries. As always, we maintain our commitment to investing for the long term.

Percent of net assets
Country diversification	The Americas		Asia/Pacific Basin (continued)		Short-term securities & other
	United States	41.1%	South Korea	1.0%	assets less liabilities	7.4%
	Brazil	2.3	Other	1.2
	Canada	1.5		23.7	Total	100.0%
	Other	1.3
		46.2	Europe
			United Kingdom	8.3
	Asia/Pacific Basin		Germany	3.0
	India	5.6	Italy	2.3
	China	5.1	Sweden	2.1
	Japan	5.1	Netherlands	2.1
	Philippines	2.0	Switzerland	1.6
	Hong Kong	1.6	Other	3.3
	Australia	1.1		22.7
	Taiwan	1.0

Percent of net assets
Largest equity securities[2]	GW Pharmaceuticals	3.20%	frontdoor	1.24%
	Insulet	2.81	CONMED	1.18
	Haemonetics	1.57	Integra LifeSciences Holdings	1.14
	Kotak Mahindra Bank	1.51	Paycom	1.11
	International Container Terminal Services	1.46	Essent Group	1.08

6     American Funds Insurance Series

Global Small Capitalization Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1998)	ratio
	Class 1	20.30%	3.18%	6.00%	10.70%	9.47%	.74%
	Class 1A	20.21	2.90	5.75	10.43	9.20	.99
	Class 2	20.16	2.90	5.73	10.42	9.20	.99
	Class 4	20.05	2.65	5.47	10.16	8.93	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.
[3]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 16.80% for the six months ended June 30, 2019, compared with a 18.54% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets shrugged off a sharp decline in December and rallied to all-time highs in April – achieving strong gains despite a volatile stretch in May. Solid economic growth and indications the U.S. Federal Reserve will keep interest rates low increased investor optimism that the economic expansion can be sustained longer than previously expected. Information technology stocks led markets higher, extending gains through June after a particularly strong first quarter. Outside the U.S., European stocks advanced despite signs of slowing economic growth and continued trade uncertainty. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries.

Companies in the communication services sector, led by Facebook and Netflix (which benefitted from strong user and revenue growth), contributed to relative results. Investments in the consumer discretionary and health-care sectors detracted from the fund’s relative results. The fund’s top detractor to returns was consumer discretionary company Tesla Inc. While Tesla has led an electric vehicle revolution in the automotive industry, it has experienced recent growing pains as it attacks the challenge of getting its moderately priced offerings built, delivered and serviced at volume.

Although U.S. economic growth remained solid, the fund’s portfolio managers are keeping a close watch on near-term economic indicators, such as wage growth, monetary policy and trade relations. Portfolio managers continue to favor well-positioned, growth-oriented companies that are capable of generating free cash flow in myriad near term economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

Percent of net assets
Largest equity securities[2]	Facebook	5.60%	UnitedHealth Group	2.97%
	Microsoft	5.30	Broadcom	2.77
	Amazon	3.60	Intuitive Surgical	1.86
	Netflix	3.46	Home Depot	1.79
	Alphabet	3.07	ServiceNow	1.76

8     American Funds Insurance Series

Growth Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	16.80%	6.22%	12.70%	15.37%	12.75%	.34%
	Class 1A	16.66	5.96	12.44	15.09	12.47	.59
	Class 2	16.65	5.95	12.42	15.09	12.47	.59
	Class 3	16.68	6.02	12.50	15.17	12.55	.52
	Class 4	16.51	5.70	12.14	14.82	12.19	.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.
[3]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund gained 14.94% for the six months ended June 30, 2019. Its benchmark, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), increased 13.60%.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

Investments in the financials and communication services sectors boosted relative returns with Indian companies Axis Bank and HDFC Bank among the top contributors thanks to favorable political and economic tail winds in India. Among the biggest detractors to relative returns was health-care sector stock Teva Pharmaceutical, whose stock price suffered amid continued opioid litigation.

The fund’s portfolio managers continue to monitor volatility and potential headwinds brought about by political and trade uncertainty. Given how late it may be in the current bull market, they seek opportunities in particular within those regions, countries and sectors less affected by these global headlines. Their focus on a company’s fundamental growth drivers and intrinsic worth is critical to helping them identify investments that they believe represent the best value over the long term.

Percent of net assets
Country diversification	Asia/Pacific Basin		Europe (continued)		Other regions
	Japan	14.0%	Switzerland	5.3%	Other	1.8%
	China	11.4	Germany	4.0
	India	8.4	Netherlands	2.3	Short-term securities & other
	Hong Kong	7.4	Spain	1.9	assets less liabilities	8.1
	South Korea	3.3	Other	2.1
	Australia	1.4		34.5	Total	100.0%
	Philippines	1.2
	Other	1.3	The Americas
		48.4	Canada	2.8
			Brazil	2.7
	Europe		United States	1.4
	France	10.3	Other	.3
	United Kingdom	8.6		7.2

Percent of net assets
Largest equity	AIA Group	4.49%	Tencent	2.11%
securities[2]	Airbus	4.30	Kotak Mahindra Bank	1.77
	HDFC Bank	3.51	Samsung Electronics	1.76
	Novartis	2.92	Vale	1.68
	Alibaba Group	2.48	Pernod Ricard	1.42

10     American Funds Insurance Series

International Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio
	Class 1	14.94%	0.08%	4.34%	7.89%	8.10%	.53%
	Class 1A	14.76	–0.15	4.09	7.62	7.83	.78
	Class 2	14.78	–0.14	4.08	7.62	7.83	.78
	Class 3	14.87	–0.08	4.16	7.70	7.90	.71
	Class 4	14.68	–0.42	3.82	7.37	7.57	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.
[3]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was up 19.23% for the six months ended June 30, 2019. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), was up 16.23%. The MSCI Emerging Markets Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), increased by 10.58%.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

The fund’s relative returns outpaced emerging markets in general. Investments in the information technology and consumer staples sectors were beneficial to the fund. Digital payment company PagSeguro rose on the back of strong revenue growth as it gained market share from established banks. Among detractors, Sony hindered returns as increased pressure from cloud-based gaming competitors soured market sentiment.

The fund’s portfolio managers continue to pursue a bottom-up approach to investing and search for undervalued companies with solid foundations around the world, as well as stocks that are domestically focused and more insulated from geopolitical events given increased volatility at this point in the market cycle.

Percent of net assets
Country diversification	Asia/Pacific Basin		The Americas (continued)		Other regions
	India	12.7%	Canada	1.5%	Other	1.3%
	China	11.8	Other	2.4
	Japan	3.7		36.2	Short-term securities & other
	Taiwan	2.9			assets less liabilities	5.3
	Hong Kong	3.8	Europe
	Other	4.2	United Kingdom	5.2	Total	100.0%
		39.1	France	3.0
			Russian Federation	2.9
	The Americas		Switzerland	2.1
	United States	20.4	Germany	2.0
	Brazil	11.9	Other	2.9
				18.1

Percent of net assets
Largest equity	Reliance Industries	6.06%	AIA Group	2.02%
securities[2]	PagSeguro	2.96	Vale	1.89
	HDFC Bank	2.66	Microsoft	1.87
	TSMC	2.65	B3	1.86
	Alibaba Group	2.16	Kotak Mahindra Bank	1.72

12     American Funds Insurance Series

New World Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since June 17, 1999)	ratio
	Class 1	19.23%	6.90%	3.74%	7.80%	8.26%	.76%
	Class 1A	19.10	6.66	3.49	7.53	8.00	1.01
	Class 2	19.07	6.63	3.48	7.53	7.99	1.01
	Class 4	18.96	6.40	3.23	7.27	7.73	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.
[3]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 11.14% for the six months ended June 30, 2019, trailing the 18.54% rise in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equity markets shrugged off a sharp decline in December and rallied to all-time highs in April – achieving strong gains despite a volatile stretch in May. Solid economic growth and indications that the U.S. Federal Reserve will keep interest rates low increased investor optimism that the economic expansion can be sustained longer than previously expected. Information technology stocks led markets higher, extending gains through June after a particularly strong first quarter. Outside the U.S., European stocks advanced despite signs of slowing economic growth and continued trade uncertainty. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries.

Investments in industrials helped the fund’s results relative to the index. Among the fund’s top contributors to relative returns within industrials was CSX, whose implementation of precision railroading should help position CSX for continued long-term growth. Another top contributor on a relative basis was materials sector stock Linde.

Fund holdings in the health care and energy sectors hindered relative returns. Investments in pharmaceutical companies, such as AbbVie and Amgen, hurt results relative to the index. Overall, this proved to be a relatively disappointing six months for the fund, but we continue to believe the focus on dividend-paying stocks will pay off over the long term.

Nearer term, the fund’s portfolio managers are aware that the market is keeping a close watch on U.S. monetary policy, our trade relationships and the current shape of the yield curve and their implications on the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of paying dividends in myriad economic environments. We remain optimistic that this focus, supported by our global research, will help us to identify attractive long-term investment opportunities.

Percent of net assets
Largest equity	Abbott Laboratories	5.15%	General Dynamics	3.01%
securities[2]	AbbVie	4.96	Facebook	2.93
	Exxon Mobil	4.18	EOG Resources	2.91
	Lowe’s	4.11	Philip Morris International	2.90
	Microsoft	3.74	QUALCOMM	2.45

14     American Funds Insurance Series

Blue Chip Income and Growth Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since July 5, 2001)	ratio
	Class 1	11.14%	1.27%	8.13%	12.98%	6.36%	.41%
	Class 1A	10.89	0.95	7.86	12.70	6.10	.66
	Class 2	10.89	0.99	7.84	12.69	6.09	.66
	Class 4	10.83	0.81	7.58	12.48	5.86	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund advanced 19.47% for the six months ended June 30, 2019, compared with a 16.23% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

Several sectors including industrials and financials contributed to the fund’s relative returns. Industrial company Airbus rallied on positive tail winds from strong global demand, and likely benefited from Boeing’s troubles with its 737MAX. On the downside, some investments in the information technology sector hindered relative returns. In particular, TSMC was a top relative detractor.

On a country basis, holdings in Japan and France contributed the most to relative returns, and holdings in the U.S. and Taiwan were a drag on returns (the former due to a lower-than-index position).

The fund’s portfolio managers recognize that we are experiencing a slowdown in global economic growth. With dovish monetary strategy back under consideration in the U.S. and Europe, the fund’s managers remain cautiously optimistic about the prospects of the global economy and are monitoring the potential impact on global growth. Portfolio managers continue to invest based on a bottom-up approach to long-term investing and believe they can uncover promising companies with strong positions in their industries, sustainable growth and income opportunities globally – including emerging markets.

					Percent of net assets
Country diversification	The Americas		Europe (continued)		Other regions
	United States	35.2%	Netherlands	2.0%	Other	.7%
	Brazil	7.2	Other	2.0
	Canada	2.3		27.5	Short-term securities & other
	Other	.2			assets less liabilities	5.2
		44.9	Asia/Pacific Basin
			Japan	6.1
	Europe		India	3.6	Total	100.0%
	France	7.4	Australia	3.2
	United Kingdom	4.5	Taiwan	3.2
	Switzerland	3.6	Hong Kong	1.9
	Germany	3.1	China	1.7
	Russian Federation	2.5	Other	2.0
	Denmark	2.4		21.7

			Percent of net assets
Largest equity	Airbus	4.64%	PagSeguro	2.29%
securities[2]	Nintendo	4.00	Nestlé	2.19
	TSMC	3.18	Orsted	2.07
	Microsoft	2.55	Broadcom	1.70
	Reliance Industries	2.50	AIA Group	1.68

16     American Funds Insurance Series

Global Growth and Income Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 1, 2006)	ratio
	Class 1	19.47%	9.16%	7.68%	11.69%	7.08%	.63%
	Class 1A	19.31	8.91	7.45	11.43	6.83	.88
	Class 2	19.39	8.87	7.42	11.41	6.81	.88
	Class 4	19.24	8.67	7.16	11.16	6.57	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]

The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.

[3]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 16.15% for the six months ended June 30, 2019. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 18.54%.

U.S. equity markets shrugged off a sharp decline in December and rallied to all-time highs in April – achieving strong gains despite a volatile stretch in May. Solid economic growth and indications the U.S. Federal Reserve will keep interest rates low increased investor optimism that the economic expansion can be sustained longer than previously expected. Information technology stocks led markets higher, extending gains through June after a particularly strong first quarter. Outside the U.S., European stocks advanced despite signs of slowing economic growth and continued trade uncertainty. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries.

Regarding the fund, investments in the industrials sector contributed the most to the fund’s relative returns. Among industrials, Airbus added the most to the fund’s results on the back of continued strong secular tail winds for air travel and likely benefited from Boeing’s troubles with its 737MAX. On the downside, the fund’s lower-than-index position in information technology stocks, a sector that performed strongly over the period, weighed on relative returns. In particular, the fund’s lower-than-index investment in Apple hindered sector results the most as Apple shares outperformed the broader market over the period.

The fund’s portfolio managers continue to look for compelling investment opportunities, buying stocks we believe represent the best value over the long term.

			Percent of net assets
Largest equity	Microsoft	3.70%	JPMorgan Chase	1.65%
securities[2]	Facebook	3.66	Amazon	1.62
	Alphabet	1.90	Netflix	1.57
	Broadcom	1.79	Abbott Laboratories	1.57
	UnitedHealth Group	1.76	Intel	1.46

18     American Funds Insurance Series

Growth-Income Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	16.15%	7.29%	10.57%	14.09%	11.36%	.28%
	Class 1A	16.00	7.02	10.31	13.81	11.09	.53
	Class 2	16.02	7.05	10.29	13.80	11.09	.53
	Class 3	16.05	7.09	10.37	13.88	11.16	.46
	Class 4	15.89	6.75	10.02	13.53	10.81	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.
[3]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 14.82% for the six months ended June 30, 2019, compared to the 13.60% increase in its benchmark index, the MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

The best contributors to the fund’s relative returns were the industrials and materials sectors due in part to good stock selection. Materials stock Rio Tinto was among the top contributors to the fund’s relative returns as it benefited from high iron-ore prices. Industrials stock Shanghai International Airport contributed most.

On the downside, investments in the consumer staples sector detracted from the fund’s relative returns. Among health-care stocks, Teva Pharmaceutical was one of the fund’s biggest drags on returns as a result of U.S. litigation relating to opioid drug sales, as well as price collusion allegations.

The fund’s portfolio managers follow signs of some economic weakness in Europe and parts of emerging markets, as well as a number of geopolitical uncertainties, with an aim to preserve value in any potential market correction while being in a position to take advantage of buying opportunities, should they present themselves later in the year.

Percent of net assets
Country diversification	Europe		Asia/Pacific Basin		Other regions
	United Kingdom	15.4%	Japan	13.9%	Turkey	1.6%
	France	9.8	China	8.6	Other	.4
	Switzerland	6.3	Hong Kong	7.0		2.0
	Germany	4.1	India	3.9
	Netherlands	2.8	Taiwan	1.5	Short-term securities & other
	Spain	2.6	South Korea	1.5	assets less liabilities	5.1
	Russian Federation	2.2	Other	2.5
	Denmark	1.9		38.9	Total	100.0%
	Sweden	1.7
	Norway	1.2	The Americas
	Other	.7	Brazil	3.0
		48.7	Canada	1.4
			Other	.9
				5.3

Percent of net assets
Largest equity securities[2]	Royal Dutch Shell	5.21%	Takeda Pharmaceutical	2.58%
	Rio Tinto	3.43	Airbus Group	2.51
	Novartis	3.20	Zurich	2.24
	HDFC Bank	3.03	Shanghai International Airport	2.20
	Sun Hung Kai Properties	2.66	CK Asset Holdings	2.15

20     American Funds Insurance Series

International Growth and Income Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since November 18, 2008)	ratio
	Class 1	14.82%	4.14%	2.54%	7.30%	9.07%	.66%
	Class 1A	14.74	3.92	2.32	7.05	8.81	.91
	Class 2	14.75	3.92	2.29	7.04	8.80	.91
	Class 4	14.60	3.67	2.04	6.81	8.56	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.
[3]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, gained 10.06% for the six months ended June 30, 2019. During the same period, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), gained 16.23%. The Bloomberg Barclays U.S. Aggregate Index,2 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, rose 6.11%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 increased by 13.27%. The Lipper Global Equity Income Funds Average,4 a measure of similar funds, rose by 12.46%.

Uncertainty in world markets continues, especially in terms of ongoing trade tensions and slowing economic activity, particularly in Europe. Central banks are looking to maintain low interest rates, creating an environment where growth stocks continue to do well, while pure dividend-yield companies have suffered. Trade tensions and slowing economic activity in China have translated into mixed results across emerging markets.

Equity portfolio relative returns were boosted by stock selection in the utilities sector. American Tower, a real estate investment trust that owns, operates and develops cell sites, was a top contributor to results. QUALCOMM was also additive to returns, with the chipmaker’s shares rising on news of its settlement with Apple.

On the downside, relative returns were dampened by investments in the information technology sector as well as the fund’s cash holdings. Top stock detractors included Vodafone, which failed to meet its dividend obligations. The period was positive for non-dividend paying companies that the fund does not invest in, holding back relative returns. The fixed income portfolio weighed on relative returns due to duration and yield curve positioning.

As the U.S. shows signs of mixed economic activity, the fund’s portfolio managers continue to focus on companies that deliver dividend growth prospects. They remain optimistic that a bottom-up approach to investing will help identify attractive long-term investment opportunities, regardless of interest rate environment.

Percent of net assets
Country diversification	The Americas		Europe (continued)		Short-term securities & other
	United States	53.3%	Denmark	1.1%	assets less liabilities	8.8%
	Canada	2.6	Other	1.6
		55.9		24.6	Total	100.0%

	Europe		Asia/Pacific Basin
	United Kingdom	11.5	Hong Kong	3.6
	France	3.2	Taiwan	2.2
	Switzerland	2.8	Japan	1.7
	Italy	1.7	Singapore	1.1
	Sweden	1.5	China	1.1
	Netherlands	1.2	Other	1.0
				10.7

22     American Funds Insurance Series

Capital Income Builder

Total returns based on	For periods ended June 30, 2019[5]
a $1,000 investment					Lifetime	Expense
		6 months	1 year	5 years	(since May 1, 2014)	ratio
	Class 1	10.06%	4.82%	3.16%	3.55%	.54%
	Class 1A	9.95	4.57	2.91	3.30	.79
	Class 2	10.05	4.67	3.02	3.42	.79
	Class 4	9.82	4.32	2.66	3.04	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[5]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, gained 12.11% for the six months ended June 30, 2019. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 18.54% over the same period, while the Bloomberg Barclays U.S. Aggregate Index,2 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, increased 6.11%. A blend of the two indexes, the 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index,3 advanced 13.64%.

Despite U.S.-China trade policy brinkmanship and heightening geopolitical tensions, the first half of 2019 saw a U.S. equities market energized by the Federal Reserve’s shift away from interest rate hikes as seen over the past few years.

Equity investments in the financials sector contributed most to the fund’s relative returns. VeriSign, which has seen steady domain name growth fuel earnings, was a top contributor to results. Aerospace companies Northrop Grumman and Lockheed Martin were also among top contributors to relative returns with double-digit gains benefiting from heightening geopolitical tensions. The fund’s fixed income holdings contributed to relative returns, due in part to yield curve positioning.

On the downside, the fund’s cash holdings weighed down relative results amid a rising equities market. Investments in health care also dampened relative returns, as political calls for drug pricing reform affected the sector broadly. AbbVie detracted, as the pharmaceutical company’s stock sank on news it planned to purchase rival Allergan at a significant premium.

The fund’s portfolio managers continue to evaluate the economic and market-sector implications of U.S. trade policy decisions, especially in regard to China. The portfolio managers maintain a high conviction in the fund’s current positioning as economic headwinds strengthen.

Percent of net assets
Largest equity	Microsoft	3.49%	Northrop Grumman	1.71%
securities[4]	Broadcom	2.37	Philip Morris International	1.67
	Johnson & Johnson	2.01	Nestlé	1.59
	UnitedHealth Group	1.93	ASML	1.58
	Boeing	1.73	VeriSign	1.40

24     American Funds Insurance Series

Asset Allocation Fund

Total returns based on	For periods ended June 30, 2019[5]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since August 1,1989)	ratio
	Class 1	12.11%	6.02%	7.16%	11.08%	8.49%	.29%
	Class 1A	11.95	5.77	6.91	10.81	8.22	.54
	Class 2	12.00	5.80	6.90	10.81	8.22	.54
	Class 3	12.01	5.85	6.98	10.88	8.30	.47
	Class 4	11.86	5.55	6.64	10.58	7.97	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd. The 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.
[5]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 13.01% for the six months ended June 30, 2019. The MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), increased by 16.23%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of global investment-grade bonds (rated BBB/Baa and above), increased 5.57%. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index,3 a blend of the two indexes, gained 12.02%.

Global stocks, as measured by the MSCI ACWI, rallied for much of the first half of 2019 supported by better-than-expected U.S. economic data and accommodative monetary policies in the U.S., Europe and China. Signs of progress in U.S.-China trade negotiations also boosted investor sentiment except for part of May when U.S.-China trade talks broke down. In emerging markets, stocks rebounded from sharp declines in 2018 then fluctuated due to bouts of volatility tied to U.S.-China talks, concerns over China’s slowing economy and election uncertainty in several countries. In Europe, markets advanced along with global equities despite ongoing signs of weakening economic data in the 19-member eurozone.

Investments in the consumer discretionary sector boosted the fund’s relative returns, with Ocado Group among the top contributors as it reported strong revenues on the strength of its grocery delivery technology’s global expansion. On the downside, select investments in the health-care sector hindered returns. Managed health-care company Humana detracted the most from the fund’s relative returns as the company’s share price suffered from increased political pressure on the sector. In fixed income, the portfolio’s positioning in regard to prevailing interest rates was helpful.

The fund’s portfolio managers exercise caution and continue to monitor cross-border trade discussions that could lead to further tensions on the one hand and central bank activity on the other, which could result in lower rates. Rate reductions could help mitigate some of the negative economic impacts of a reduction in global trade. Portfolio managers continue to stay the course of focusing on global research and stock-by-stock, bottom-up analysis.

Percent of net assets			Percent of net assets
Largest sectors in common stock holdings[4]	Information technology	11.4%	Largest fixed income holdings (by issuer)[4]	U.S. Treasury	12.9%
	Health care	10.2		Japanese Government	4.6
	Financials	8.5		Fannie Mae	1.5
	Consumer staples	7.6		Mexican Government	.8
	Industrials	6.6		Greek Government	.8

26     American Funds Insurance Series

Global Balanced Fund

Percent of net assets
Currency					Short–term
diversification				Forward	securities &
			Bonds &	currency	other assets
		Equity securities	notes	contracts	less liabilities	Total
	U.S. dollars	30.8%	20.9%	(1.5)%	5.3%	55.5%
	Euros	6.4	3.9	1.1	—	11.4
	British pounds	6.5	.3	.4	.2	7.4
	Japanese yen	2.1	4.6	(.1)	—	6.6
	Swiss francs	3.1	—	—	—	3.1
	Hong Kong dollars	2.2	—	—	—	2.2
	Danish krone	1.8	.3	—	—	2.1
	New Taiwan dollars	1.5	—	—	—	1.5
	South Korean won	.9	.6	—	—	1.5
	Brazilian real	1.1	.2	(.2)	—	1.1
	Other currencies	2.8	4.5	.3	—	7.6
						100.0%

Percent of net assets
Largest equity	Merck	2.35%	PagSeguro	1.51%
securities[4]	AstraZeneca	2.01	TSMC	1.49
	Broadcom	1.86	British American Tobacco	1.31
	Berkshire Hathaway	1.61	ASML	1.30
	Nestlé	1.60	Sberbank of Russia	1.22

Total returns based on	For periods ended June 30, 2019[5]
a $1,000 investment					Lifetime	Expense
		6 months	1 year	5 years	(since May 2, 2011)	ratio
	Class 1	13.01%	6.95%	5.22%	6.03%	.72%
	Class 1A	12.95	6.72	5.01	5.80	.97
	Class 2	12.86	6.67	4.95	5.77	.97
	Class 4	12.80	6.44	4.81	5.65	1.22

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/ Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.
[5]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 6.81% for the six months ended June 30, 2019. In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index,1 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, rose 6.11%.

Overall, the yield curve steepened and interest rates declined. The Federal Reserve pivoted early in the year from a hawkish stance to a more dovish one amid concerns of a global slowdown in economic growth and ongoing trade tensions and geopolitical risk. The volatility of the fourth quarter of 2018 gave way to tighter credit spreads, improved asset prices and falling interest rates. The 10-year Treasury yield dipped 79 basis points from its 2.79% peak in January to a low of 2.00% in late June.

Duration, yield curve positioning, sector selection and security selection were all additive to relative results within the period. Among sectors, the top contributors were allocations to corporates and U.S. Treasury Inflation Protected Securities (TIPS). Among securities, the top contributors (besides Treasuries) were positions in the Italian Intesa Sanpaolo banking group and in Ally Financial. On the downside, the top detractor within corporates included Teva Pharmaceutical. Security selection within mortgage-backed security pass-throughs also hurt relative results.

As the global economy shows signs of a slowdown, the fund’s portfolio managers seek to maintain a conservative positioning. They will continue in their effort to harvest gains as credit spreads tighten and prices rise so that they may take advantage of future volatility to add securities at more attractive valuations. Similarly, the team will look to gradually reduce their exposure to interest rates amid the impact of a more dovish Fed.

Percent of net assets
Largest holdings	U.S. Treasury	28.8%	Mexican Government	2.6%
(by issuer)[2]	UMBS	9.9	Teva Pharmaceutical	1.8
	Fannie Mae	5.7	Italian Government	1.4
	Freddie Mac	5.1	State of Illinois	1.3
	Ginnie Mae	5.0	General Motors	1.2

28     American Funds Insurance Series

Bond Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since January 2, 1996)	ratio
	Class 1	6.81%	8.24%	3.04%	4.24%	4.71%	.38%
	Class 1A	6.61	7.98	2.79	3.98	4.45	.63
	Class 2	6.66	7.97	2.77	3.97	4.45	.63
	Class 4	6.54	7.69	2.53	3.73	4.19	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.
[3]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund gained 6.59% for the six months ended June 30, 2019. In comparison, the fund’s benchmark, the Bloomberg Barclays Global Aggregate Index,1 which represents global investment-grade bonds (rated BBB/ Baa and above), increased by 5.57%.

Interest rates declined and the yield curve steepened on indications that the U.S. Federal Reserve may cut interest rates amid concerns over ongoing trade tensions and geopolitical risk. Similarly, European Central Bank President Mario Draghi said the central bank may consider stimulus measures. Benchmark yields fell in Germany and in the U.S., with the 10-year U.S. Treasury yield dipping 79 basis points from its January peak to 2.00% in late June.

The fund’s duration and yield curve positioning were additive to relative returns. Investments in the euro and Mexican peso also were helpful to relative results, as was an out-of-benchmark position in Greek government bonds. On the downside, the impact of currency hedging hampered relative returns, as did investments in the Canadian dollar.

The fund’s portfolio managers maintain a cautious approach to investing in global bond markets and believe that our global research can help identify attractive long-term investments around the world. Having the flexibility to diversify and adjust exposure by country, sector and currency continues to serve as a hallmark of the fund’s approach to global investing.

Percent of net assets
Currency weighting (after hedging) by country		Non-U.S. government bonds by country

United States[2]	39.4%	Japan		12.8%
Japan	15.9	Eurozone[3]:
Eurozone[3]	20.1	Italy	4.8
United Kingdom	3.5	Greece	3.4
Mexico	3.0	Spain	1.3
Chile	2.3	Other	1.3	10.8
Canada	2.3	China		3.1
Norway	2.2	Mexico		2.9
Denmark	2.1	India		1.8
South Africa	1.3	Norway		1.6
Other	7.9	Romania		1.5
Total	100.0%	South Africa		1.4
		Indonesia		1.3
		United Kingdom		1.2
		Other		12.5
		Total		50.9%

Percent of net assets
Largest holdings (by issuer)[4]	Japanese Government	12.8%	China Development Bank	3.1%
	U.S. Treasury	12.8	Mexican Government	2.9
	Fannie Mae	5.0	Nykredit Realkredit AS	2.1
	Italian Government	4.8	Indian Government	1.7
	Greek Government	3.4	Norwegian Government	1.6

30     American Funds Insurance Series

Global Bond Fund

Total returns based on	For periods ended June 30, 2019[5]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since October 4, 2006)	ratio
	Class 1	6.59%	7.02%	1.44%	3.41%	4.12%	.57%
	Class 1A	6.47	6.74	1.24	3.18	3.88	.82
	Class 2[6]	6.41	6.70	1.20	3.15	3.86	.82
	Class 4	6.35	6.46	0.94	2.94	3.64	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 11.1%.
[3]	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Greece, Italy, Latvia, Luxembourg, The Netherlands and Spain.
[4]	The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.
[5]	Periods greater than one year are annualized.
[6]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 9.81% for the six months ended June 30, 2019. The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures non-investment grade bonds (rated BBB/Baa and above) and limits the exposure of an issuer to 2%, rose 9.94%.

Interest rates declined and credit spreads generally tightened, marking a period of positive returns across most bond sectors. The 10-year Treasury yield dropped 79 basis points from its 2.79% peak in January to a low of 2.00% in late June. The Federal Reserve pivoted to a markedly dovish tone, reversing their tightening focus of recent years in response to economic indicators.

The fund’s relative returns benefited from security selection, particularly in the consumer cyclical and basic industry sectors. A higher-than-index position in PetSmart was additive to results. On the downside, the fund’s cash position and certain energy positions weighed on returns.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive near-term outlook for the high-yield market, even as the recent rally has made valuations less compelling. We continue to monitor economic conditions and the Federal Reserve’s monetary policy, and expect that the higher yields and relatively short duration of high-yield bonds should help mitigate any impact from rising rates.

Percent of net assets
Largest holdings (by issuer)[2]	First Quantum Minerals	2.3%	Cleveland-Cliffs	1.6%
	PetSmart	2.2	Gogo	1.4
	Bausch Health Companies	2.2	Teva Pharmaceutical	1.4
	Frontier Communications	1.8	CCO Holdings LLC and CCO Holdings Capital	1.3
	Tenet Healthcare Corp.	1.7	Sprint Nextel Corp.	1.2

32     American Funds Insurance Series

High-Income Bond Fund

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	9.81%	6.94%	4.09%	8.00%	8.71%	.50%
	Class 1A	9.67	6.70	3.85	7.74	8.44	.75
	Class 2	9.71	6.77	3.83	7.73	8.44	.75
	Class 3	9.73	6.80	3.89	7.81	8.52	.68
	Class 4	9.54	6.36	3.55	7.51	8.18	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	The information shown does not include cash and cash equivalents. This includes shares of money market or similar funds managed by the investment adviser or its affiliates that are not offered to the public.
[3]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 4.16% for the six months ended June 30, 2019, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, rose 4.17%.

Interest rates declined and the yield curve steepened, resulting from renewed market expectations of Federal Reserve short-term interest rate cuts due to an anticipated slowdown in economic growth. The 10-year Treasury yield dipped 79 basis points from its 2.79% peak in January to a low of 2.00% in late June.

The major contributors to the fund’s relative returns this period were duration and yield curve positioning. Sector allocations were of mixed value with U.S. Treasury Inflation-Protected Securities and U.S. Treasuries contributing, but security selection within the mortgage market dampening returns.

The fund’s portfolio managers seek to identify high-quality mortgage-backed securities based on our bottom-up approach to investing. They continue to prefer a portfolio that is less-exposed to a pick up in volatility and risk premiums, and are looking for opportunities to allocate more fully into mortgages over the coming quarters.

34     American Funds Insurance Series

Mortgage Fund

Total returns based on	For periods ended June 30, 2019[2]
a $1,000 investment					Lifetime	Expense
		6 months	1 year	5 years	(since May 2, 2011)	ratio
	Class 1	4.16%	6.05%	2.43%	2.71%	.48%
	Class 1A	4.02	5.79	2.18	2.46	.73
	Class 2	4.02	5.68	2.16	2.46	.73
	Class 4	3.92	5.44	1.92	2.27	.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 1.10% for the six months ended June 30, 2019, compared with a 1.53% rise in the Bloomberg Barclays Short-Term Government/Corporate Index,1 which consists of fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. With a particular focus on capital preservation and maintenance of liquidity, the fund continues to be managed in a conservative manner relative to this benchmark.

The Federal Reserve left interest rates unchanged at its June meeting and expressed a dovish tone amid concerns about economic activity and ongoing trade and geopolitical tensions. The 10-year Treasury yield fell by 79 basis points from its 2.79% peak in January to a low of 2.00% in late June.

The higher interest rate environment has been beneficial for the fund’s returns, compared to the first half of 2018. In light of the recent yield curve evolution, the fund managers have looked to position the portfolio to reflect lower yields of late, and to help offset the dampening effect on yields from potential forthcoming rate cuts. They will continue to monitor duration positioning against future interest rate and yield curve movement.

36     American Funds Insurance Series

Ultra-Short Bond Fund

Total returns based on	For periods ended June 30, 2019[2]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	1.10%	2.03%	0.61%	0.21%	3.42%	.35%
	Class 1A	1.10	2.03	0.49	0.02	3.18	.60
	Class 2	0.90	1.73	0.36	–0.04	3.16	.60
	Class 3	0.99	1.74	0.43	0.02	3.23	.53
	Class 4	0.78	1.45	0.13	–0.22	2.92	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

		Percent of net assets
Where the fund’s	Commercial paper	65.5%
assets were	Bonds & notes of governments & government agencies outside the U.S.	14.2
invested as of	Federal agency discount notes	11.4
June 30, 2019	U.S. Treasury bills	8.8
	Other assets less liabilities	.1
	Total	100.0%

American Funds Insurance Series     37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 4.70% for the six months ended June 30, 2019, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, gained 4.75%.

Bond markets were strong and yields fell significantly over the first half of the year. The benchmark 10-year Treasury yield dipped 79 basis points from its 2.79% peak in January to a low of 2.00% in late June. The Federal Reserve shifted to a more dovish stance in terms of interest rates, with rate cuts expected to follow.

Relative returns have been boosted by the fund’s positioning as the intermediate to long end of the yield curve has steepened. On the downside, sector and security allocations detracted, with a lower-than-index position in mortgage-backed securities dampening relative returns.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. The fund’s portfolio managers expect the Federal Reserve will cut interest rates in the coming year, leading to further steepening of the yield curve and higher inflation expectations. As such, they maintain a high conviction in the fund’s current positioning.

38     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Total returns based on	For periods ended June 30, 2019[2]
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since December 2, 1985)	ratio
	Class 1	4.70%	6.80%	2.41%	3.09%	5.77%	.36%
	Class 1A	4.51	6.57	2.18	2.84	5.51	.61
	Class 2	4.45	6.51	2.13	2.82	5.50	.61
	Class 3	4.57	6.59	2.21	2.90	5.58	.54
	Class 4	4.34	6.28	1.88	2.61	5.25	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2019. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2019

American Funds Insurance Series     39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 11.56% for the six-month period ended June 30, 2019, slightly trailing the S&P 500 Managed Risk Index — Moderate Aggressive1, which rose 11.62%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 18.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Growth FundSM and American Funds Insurance Series — Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments and stock selection in the communication services sector was additive to relative returns, with Facebook a top contributor. On the downside, health-care holdings hampered relative results as the sector was besieged by political calls for reform, particularly in drug pricing. Regeneron Pharmaceuticals and UnitedHealth Group were among the fund’s top relative detractors.

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio
	Class P1	11.56%	5.79%	7.69%	9.20%	.77%	.72%
	Class P2	11.42	5.46	7.37	8.88	1.02	.97

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40     American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 11.27% for the six months ended June 30, 2019, lagging the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive1, which rose 11.75%. The MSCI ACWI (All Country World Index) ex USA2, a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.), climbed 13.60%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — International FundSM and American Funds Insurance Series — Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investments in the financials sector were additive to relative returns. Holdings in Airbus and AIA Group, a Hong Kong–based life insurance company, were top contributors. On the downside, cash holdings hampered relative results amid a growing equities market. Teva Pharmaceuticals was a top detractor to relative returns.

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio
	Class P1	11.27%	0.52%	1.94%	3.30%	.96%	.87%
	Class P2	11.17	0.27	1.52	2.90	1.21	1.12

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series     41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund rose 6.63% for the six months ended June 30, 2019, trailing the S&P 500 Managed Risk Index — Moderate1, which climbed 10.97%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 18.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth FundSM and American Funds Insurance Series — U.S. Government/AAA-Rated Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Blue Chip Income and Growth Fund’s investments in the utilities and industrials sectors were additive to relative returns. Holdings in Qualcomm proved beneficial, with shares of the chipmaker soaring after announcing a settlement with Apple. On the downside, health-care holdings hampered relative returns amid political calls for drug pricing reform. AbbVie was a top detractor, declining on the heels of its announcement to purchase rival Allergan at a significant premium.

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio
	Class P1	6.63%	1.00%	4.44%	6.51%	.82%	.77%
	Class P2	6.52	0.72	4.06	6.13	1.07	1.02

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42     American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund climbed 11.36% for the six months ended June 30, 2019, outpacing the S&P 500 Managed Risk Index — Moderate1, which rose 10.97%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 18.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income FundSM and American Funds Insurance Series — Bond FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s investments in the industrials and communication services sectors were additive to relative returns. Holdings in Airbus and Facebook were top contributors. On the downside, the fund’s cash position and investments in the information technology sector dampened relative returns. Among health-care holdings, pharmaceutical giant AbbVie declined sharply on its announcement of plans to purchase rival Allergan at a significant premium.

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2013)	ratio	ratio
	Class P1	11.36%	5.84%	6.32%	8.54%	.73%	.67%
	Class P2	11.26	5.50	5.99	8.21	.98	.92

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series     43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund rose 9.78% for the six months ended June 30, 2019, trailing the S&P 500 Managed Risk Index — Moderate Conservative1, which gained 10.48%. Standard & Poor’s 500 Composite Index2, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, advanced 18.54%.

The fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Asset Allocation Fund’s investments in the financials and industrials sectors were additive to relative returns. Domain name giant VeriSign was a top contributor as it continues to see growth in registrations. Cash holdings and investments in the health-care sector dampened relative results. Holdings in AbbVie were a top detractor, with the company declining as it announced plans to purchase rival Allergan at a significant premium.

Total returns based on	For periods ended June 30, 2019[3]
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since September 28, 2012)	ratio	ratio
	Class P1	9.78%	4.85%	5.22%	7.43%	.69%	.64%
	Class P2	9.74	4.64	4.97	7.18	.94	.89

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

44     American Funds Insurance Series

Global Growth Fund

Summary investment portfolio June 30, 2019	unaudited

			Value
Common stocks 95.03%		Shares	(000)
Information	ASML Holding NV	648,442	$135,480
technology	ASML Holding NV (New York registered)	517,300	107,562
26.07%	Microsoft Corp.	1,715,100	229,755
	Taiwan Semiconductor Manufacturing Co., Ltd.	27,188,000	209,209
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	13,122
	Visa Inc., Class A	1,142,800	198,333
	Broadcom Inc.	487,050	140,202
	Temenos AG	637,000	113,964
	Paycom Software, Inc.[1]	357,000	80,939
	PagSeguro Digital Ltd., Class A1	1,340,900	52,255
	Adyen NV1	56,700	43,752
	SimCorp AS	425,000	41,113
	Adobe Inc.[1]	135,000	39,778
	Amphenol Corp., Class A	373,500	35,834
	Other securities		207,649
			1,648,947

Consumer	Amazon.com, Inc.[1]	225,100	426,256
discretionary	Alibaba Group Holding Ltd. (ADR)[1]	931,050	157,766
20.03%	Takeaway.com NV1	740,000	69,336
	Naspers Ltd., Class N	277,000	67,249
	Home Depot, Inc.	227,000	47,209
	Ocado Group PLC[1]	3,115,000	46,165
	Just Eat PLC[1]	5,292,000	42,004
	Moncler SpA	915,000	39,121
	NIKE, Inc., Class B	427,500	35,889
	Other securities		336,018
			1,267,013

Financials	AIA Group Ltd.	15,004,900	161,829
10.75%	Kotak Mahindra Bank Ltd.	3,671,000	78,555
	JPMorgan Chase & Co.	614,600	68,712
	MarketAxess Holdings Inc.	211,000	67,820
	Tradeweb Markets Inc., Class A	1,501,303	65,772
	CME Group Inc., Class A	165,200	32,067
	Other securities		204,754
			679,509

Health care	UnitedHealth Group Inc.	324,200	79,108
10.02%	Merck & Co., Inc.	886,000	74,291
	Boston Scientific Corp.[1]	1,638,200	70,410
	AstraZeneca PLC	721,300	58,973
	Mettler-Toledo International Inc.[1]	65,000	54,600
	Fisher & Paykel Healthcare Corp. Ltd.	3,680,000	38,220
	Other securities		258,366
			633,968

Communication	Alphabet Inc., Class A1	115,600	125,171
services	Alphabet Inc., Class C1	71,052	76,801
8.04%	Tencent Holdings Ltd.	2,230,000	100,656
	Facebook, Inc., Class A1	421,640	81,377
	Nintendo Co., Ltd.	165,100	60,472
	Other securities		63,716
			508,193

American Funds Insurance Series     45

Global Growth Fund

			Value
Common stocks (continued)		Shares	(000)
Consumer staples	British American Tobacco PLC	2,970,800	$103,713
7.75%	Nestlé SA	739,650	76,571
	Altria Group, Inc.	1,125,000	53,269
	Philip Morris International Inc.	660,500	51,869
	Keurig Dr Pepper Inc.	1,624,000	46,934
	Other securities		157,834
			490,190

Industrials	Airbus SE, non-registered shares	1,093,500	155,029
7.34%	MTU Aero Engines AG	167,000	39,783
	Alliance Global Group, Inc.	111,060,000	33,469
	Other securities		235,967
			464,248

Materials	Sherwin-Williams Co.	155,500	71,264
2.88%	Other securities		110,635
			181,899

Energy	Reliance Industries Ltd.[1]	1,795,200	32,589
2.15%	Other securities		103,320
			135,909
	Total common stocks (cost: $3,750,476,000)		6,009,876

Preferred securities 1.65%
Health care	Sartorius AG, nonvoting preferred, non-registered shares	381,500	78,215
1.24%

Information	Other securities		26,245
technology	Total preferred securities (cost: $43,479,000)		104,460
0.41%

Short-term securities 2.81%
Money market investments 2.81%
	Capital Group Central Cash Fund	1,777,531	177,735
	Total short-term securities (cost: $177,737,000)		177,735

	Total investment securities 99.49% (cost: $3,971,692,000)		6,292,071
	Other assets less liabilities 0.51%		32,058
	Net assets 100.00%		$6,324,129

46     American Funds Insurance Series

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $11,082,000, which represented .18% of the net assets of the fund.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series     47

Global Small Capitalization Fund

Summary investment portfolio June 30, 2019	unaudited

			Value
Common stocks 92.20%		Shares	(000)
Health care	GW Pharmaceuticals PLC (ADR)[1]	823,718	$142,001
22.81%	Insulet Corp.[1]	1,045,455	124,806
	Haemonetics Corp.[1]	577,000	69,436
	CONMED Corp.	611,700	52,343
	Integra LifeSciences Holdings Corp.[1]	906,825	50,646
	Notre Dame Intermédica Participações S.A.	4,090,900	42,955
	iRhythm Technologies, Inc.[1]	510,500	40,370
	Allakos Inc.[1,2]	886,580	38,416
	China Biologic Products Holdings, Inc.[1,2]	399,900	38,110
	PRA Health Sciences, Inc.[1]	348,900	34,593
	Cortexyme, Inc.[1,2]	695,324	29,558
	Osstem Implant Co., Ltd.[1]	412,245	26,742
	Mani, Inc.	405,700	26,002
	Allogene Therapeutics, Inc.[1]	653,594	17,549
	Allogene Therapeutics, Inc.[1,2]	280,589	7,534
	Other securities		270,262
			1,011,323

Information	Paycom Software, Inc.[1]	217,261	49,257
technology	Ceridian HCM Holding Inc.[1]	842,177	42,277
17.67%	Alteryx, Inc., Class A1	355,600	38,803
	Net One Systems Co., Ltd.	1,313,765	36,130
	Cree, Inc.[1]	639,900	35,950
	HubSpot, Inc.[1]	178,600	30,455
	Qorvo, Inc.[1]	449,200	29,921
	SimCorp AS	303,128	29,324
	Bechtle AG, non-registered shares	233,105	26,771
	Other securities		464,669
			783,557

Industrials	International Container Terminal Services, Inc.	22,581,620	64,525
15.32%	frontdoor, inc.[1]	1,267,200	55,187
	Nihon M&A Center Inc.	1,829,192	43,840
	Tomra Systems ASA	859,334	28,247
	Rheinmetall AG	216,500	26,501
	Bravida Holding AB	2,900,084	25,702
	Marel hf., non-registered shares (ISK denominated)	5,419,903	23,878
	Marel hf., non-registered shares (EUR denominated)[1]	333,333	1,463
	Other securities		409,924
			679,267

Consumer	Five Below, Inc.[1]	317,400	38,094
discretionary	Mattel, Inc.[1,2]	3,238,800	36,307
12.38%	Melco International Development Ltd.	15,579,000	34,542
	Helen of Troy Ltd.[1]	223,000	29,122
	ServiceMaster Global Holdings, Inc.[1]	556,750	29,001
	Luckin Coffee Inc., Class A (ADR)[1,2]	1,472,220	28,694
	Wyndham Hotels & Resorts, Inc.	502,700	28,021
	Takeaway.com NV1	271,800	25,467
	Other securities		299,645
			548,893

48     American Funds Insurance Series

Global Small Capitalization Fund

			Value
Common stocks		Shares	(000)
Financials	Kotak Mahindra Bank Ltd.	3,135,263	$67,091
8.41%	Essent Group Ltd.[1]	1,018,841	47,875
	Trupanion, Inc.[1,2]	1,316,800	47,576
	Cannae Holdings, Inc.[1]	1,625,000	47,093
	Bharat Financial Inclusion Ltd.[1]	2,472,060	31,965
	Other securities		131,227
			372,827

Materials	Allegheny Technologies Inc.[1]	1,139,700	28,720
4.29%	Lundin Mining Corp.[2]	4,629,000	25,486
	Other securities		135,902
			190,108

Consumer staples	Other securities		130,390
2.94%

Communication	Vonage Holdings Corp.[1]	3,115,100	35,294
services	Other securities		94,965
2.94%			130,259

Real estate	WHA Corp. PCL	229,577,250	35,484
2.77%	MGM Growth Properties LLC REIT, Class A	825,000	25,286
	Other securities		61,976
			122,746

Energy	Other securities		68,659
1.55%

Utilities	ENN Energy Holdings Ltd.	4,512,900	43,906
1.12%	Other securities		5,674
			49,580
	Total common stocks (cost: $3,231,902,000)		4,087,609

Preferred securities 0.41%
Industrials	Other securities		18,309
0.41%	Total preferred securities (cost: $9,829,000)		18,309

American Funds Insurance Series     49

Global Small Capitalization Fund

		Value
Short-term securities 8.64%	Shares	(000)
Money market investments 8.64%
Capital Group Central Cash Fund	2,636,251	$263,599
Fidelity Institutional Money Market Funds - Government Portfolio[3]	29,008,117	29,008
Goldman Sachs Financial Square Government Fund[3]	25,089,836	25,090
Invesco Short-Term Investments Trust - Government & Agency Portfolio[3]	31,572,699	31,573
Morgan Stanley Institutional Liquidity Funds - Government Portfolio[3]	33,709,180	33,709
		382,979
Total short-term securities (cost: $382,977,000)		382,979

Total investment securities 101.25% (cost: $3,624,708,000)		4,488,897
Other assets less liabilities (1.25)%		(55,476)
Net assets 100.00%		$4,433,421

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $20,655,000, which represented .47% of the net assets of the fund. One security in “Other securities” (with a value of $14,352,000, an aggregate cost of $8,280,000, and which represented .32% of the net assets of the fund) was acquired on 5/1/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale. “Other securities” also includes securities (with an aggregate value of $19,460,000, which represented .44% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2019, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	gain	depreciation	income	6/30/2019
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Common stocks 0.48%
Health care 0.48%
NuCana PLC (ADR)[1,2]	2,067,724	—	—	2,067,724	$—	$(8,519)	$—	$21,463

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $158,280,000, which represented 3.57% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts
EUR = Euros
ISK = Icelandic kronor

See notes to financial statements.

50     American Funds Insurance Series

Growth Fund

Summary investment portfolio June 30, 2019	unaudited

			Value
Common stocks 95.75%		Shares	(000)
Information	Microsoft Corp.	10,468,400	$1,402,347
technology	Broadcom Inc.	2,549,800	733,985
24.18%	ServiceNow, Inc.[1]	1,701,200	467,099
	Visa Inc., Class A	2,650,400	459,977
	ASML Holding NV (New York registered)	1,148,100	238,724
	ASML Holding NV	985,000	205,797
	Taiwan Semiconductor Manufacturing Co., Ltd.	26,960,000	207,455
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,419,592	94,775
	Intel Corp.	5,033,000	240,930
	Workday, Inc., Class A1	1,143,000	234,978
	RingCentral, Inc., Class A1	1,550,400	178,172
	Samsung Electronics Co., Ltd.	3,901,400	158,806
	Paycom Software, Inc.[1]	693,700	157,276
	Fiserv, Inc.[1]	1,573,600	143,449
	Mastercard Inc., Class A	538,000	142,317
	PayPal Holdings, Inc.[1]	1,207,700	138,233
	Other securities		1,197,884
			6,402,204

Communication	Facebook, Inc., Class A1	7,683,400	1,482,896
services	Netflix, Inc.[1]	2,493,060	915,751
17.89%	Alphabet Inc., Class C1	589,100	636,764
	Alphabet Inc., Class A1	164,000	177,579
	Charter Communications, Inc., Class A1	1,006,280	397,662
	T-Mobile US, Inc.[1]	4,941,000	366,326
	Activision Blizzard, Inc.	6,958,300	328,432
	Comcast Corp., Class A	5,886,400	248,877
	Other securities		183,641
			4,737,928

Health care	UnitedHealth Group Inc.	3,225,800	787,127
15.52%	Intuitive Surgical, Inc.[1]	940,500	493,339
	Regeneron Pharmaceuticals, Inc.[1]	1,341,000	419,733
	Humana Inc.	1,269,500	336,798
	Vertex Pharmaceuticals Inc.[1]	1,400,900	256,897
	Boston Scientific Corp.[1]	5,085,000	218,553
	Centene Corp.[1]	3,735,200	195,874
	Thermo Fisher Scientific Inc.	534,500	156,972
	Pfizer Inc.	3,216,000	139,317
	Other securities		1,104,474
			4,109,084

Consumer	Amazon.com, Inc.[1]	503,016	952,526
discretionary	Home Depot, Inc.	2,279,237	474,013
11.74%	Tesla, Inc.[1]	1,908,500	426,473
	Other securities		1,256,046
			3,109,058

Financials	Wells Fargo & Co.	5,885,254	278,490
8.60%	Goldman Sachs Group, Inc.	1,052,400	215,321
	BlackRock, Inc.	335,500	157,450
	JPMorgan Chase & Co.	1,370,000	153,166
	PNC Financial Services Group, Inc.	1,086,600	149,169
	Intercontinental Exchange, Inc.	1,699,900	146,090
	Legal & General Group PLC	40,158,246	137,442
	Other securities		1,040,267
			2,277,395

American Funds Insurance Series     51

Growth Fund

			Value
Common stocks (continued)		Shares	(000)
Industrials	TransDigm Group Inc.[1]	696,000	$336,725
6.71%	MTU Aero Engines AG	1,001,262	238,523
	CSX Corp.	2,080,700	160,984
	Airbus SE, non-registered shares	940,662	133,361
	Other securities		907,334
			1,776,927

Energy	Diamondback Energy, Inc.	1,234,000	134,469
3.24%	Other securities		724,053
			858,522

Consumer staples	Altria Group, Inc.	4,832,816	228,834
3.05%	Costco Wholesale Corp.	616,500	162,916
	Other securities		414,363
			806,113

Materials	Other securities		707,180
2.67%

Real estate	Equinix, Inc. REIT	464,000	233,991
1.84%	Other securities		253,184
			487,175

Utilities	Other securities		81,738
0.31%	Total common stocks (cost: $15,442,877,000)		25,353,324

Short-term securities 3.97%
Money market investments 3.97%
	Capital Group Central Cash Fund	10,508,871	1,050,782
	Total short-term securities (cost: $1,050,779,000)		1,050,782

	Total investment securities 99.72% (cost: $16,493,656,000)		26,404,106
	Other assets less liabilities 0.28%		74,925
	Net assets 100.00%		$26,479,031

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $48,838,000, which represented .18% of the net assets of the fund. One security in “Other securities” (with a value of $37,000,000, an aggregate cost of $37,000,000, and which represented .14% of the net assets of the fund) was acquired on 12/21/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

52     American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2019	unaudited

			Value
Common stocks 90.18%		Shares	(000)
Financials	AIA Group Ltd.	40,985,700	$442,035
16.97%	HDFC Bank Ltd.	7,924,100	280,533
	HDFC Bank Ltd. (ADR)	498,647	64,844
	Kotak Mahindra Bank Ltd.	8,121,048	173,780
	Axis Bank Ltd.[1]	6,444,300	75,485
	Axis Bank Ltd.[1,2,3,4]	3,222,055	35,477
	Axis Bank Ltd.[1,2]	2,466,000	26,286
	BNP Paribas SA	1,629,058	77,366
	Prudential PLC	3,016,000	65,726
	Other securities		427,256
			1,668,788

Industrials	Airbus SE, non-registered shares	2,979,949	422,478
16.03%	Rolls-Royce Holdings PLC[1]	11,044,688	117,876
	Yamato Holdings Co., Ltd.	4,426,195	89,949
	Melrose Industries PLC	37,984,233	87,239
	Nidec Corp.	606,400	82,820
	Recruit Holdings Co., Ltd.	2,369,300	78,980
	Rheinmetall AG	639,400	78,268
	Adani Ports & Special Economic Zone Ltd.	13,028,763	77,424
	Safran SA	523,100	76,642
	Knorr-Bremse AG, non-registered shares	631,356	70,356
	Komatsu Ltd.	2,880,500	69,464
	Other securities		324,564
			1,576,060

Health care	Novartis AG	3,145,133	287,386
11.13%	Takeda Pharmaceutical Co., Ltd.	3,785,165	134,218
	Daiichi Sankyo Co., Ltd.	2,160,000	112,893
	Fresenius SE & Co. KGaA	1,819,000	98,621
	Alcon Inc.[1]	1,510,600	93,279
	Chugai Pharmaceutical Co., Ltd.	1,161,500	75,843
	Teva Pharmaceutical Industries Ltd. (ADR)[1]	7,216,598	66,609
	Grifols, SA, Class A, non-registered shares	881,000	26,046
	Grifols, SA, Class B (ADR)	793,690	16,747
	Other securities		182,857
			1,094,499

Consumer	Alibaba Group Holding Ltd. (ADR)[1]	1,438,000	243,669
discretionary	Sony Corp.	1,761,800	92,294
11.09%	Kering SA	139,238	82,346
	Galaxy Entertainment Group Ltd.	11,306,000	76,201
	Hyundai Motor Co.	546,200	66,226
	Meituan Dianping, Class B1	7,469,401	65,498
	Other securities		464,390
			1,090,624

Materials	Vale SA, ordinary nominative (ADR)	12,192,266	163,864
6.68%	Vale SA, ordinary nominative	102,481	1,383
	Asahi Kasei Corp.	11,980,780	127,625
	Teck Resources Ltd., Class B	3,723,800	85,933
	Other securities		278,440
			657,245

American Funds Insurance Series     53

International Fund

			Value
Common stocks (continued)		Shares	(000)
Information	Samsung Electronics Co., Ltd.	4,263,050	$173,527
technology	ASML Holding NV	597,140	124,761
6.61%	Worldpay, Inc., Class A1	512,797	62,843
	Other securities		288,542
			649,673

Consumer staples	Pernod Ricard SA	755,326	139,182
5.98%	Nestlé SA	1,003,500	103,886
	Kirin Holdings Co., Ltd.	3,510,800	75,661
	Other securities		269,210
			587,939

Energy	Royal Dutch Shell PLC, Class B	2,800,000	91,777
4.61%	Royal Dutch Shell PLC, Class A (GBP denominated)	1,440,256	47,052
	Oil Search Ltd.	13,449,600	66,757
	Other securities		247,836
			453,422

Communication	Tencent Holdings Ltd.	4,596,187	207,460
services	SoftBank Group Corp.	1,847,600	88,511
4.41%	Altice Europe NV, Class A1	16,758,527	60,198
	Other securities		77,589
			433,758

Utilities	ENN Energy Holdings Ltd.	14,004,000	136,245
4.32%	China Gas Holdings Ltd.	24,134,000	89,749
	Ørsted AS	919,408	79,501
	Other securities		119,048
			424,543

Real estate	China Overseas Land & Investment Ltd.	22,782,000	83,992
2.35%	Other securities		147,734
			231,726
	Total common stocks (cost: $7,006,514,000)		8,868,277

Preferred securities 0.89%
Health care	Grifols, SA, Class B, nonvoting preferred, non-registered shares	3,026,230	62,973
0.64%

Financials	Other securities		24,442
0.25%	Total preferred securities (cost: $75,210,000)		87,415

Rights & warrants 0.15%
Health care	Other securities		14,218
0.15%	Total rights & warrants (cost: $13,238,000)		14,218

54     American Funds Insurance Series

International Fund

		Principal amount	Value
Bonds, notes & other debt instruments 0.66%		(000)	(000)
Corporate bonds & notes 0.45%
Other	Other securities		$44,171
0.45%	Total corporate bonds & notes		44,171

Bonds & notes of governments & government agencies outside the U.S. 0.21%
	Other securities		21,068
	Total bonds, notes & other debt instruments (cost: $55,303,000)		65,239

Short-term securities 8.28%		Shares
Money market investments 8.28%
	Capital Group Central Cash Fund	8,139,864	813,905
	Total short-term securities (cost: $813,910,000)		813,905

	Total investment securities 100.16% (cost: $7,964,175,000)		9,849,054
	Other assets less liabilities (0.16)%		(15,385)
	Net assets 100.00%		$9,833,669

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
USD28,387	GBP22,280	Citibank	7/12/2019	$72
USD16,507	GBP12,948	Morgan Stanley	7/12/2019	52
GBP4,200	USD5,344	Citibank	7/12/2019	(6)
USD40,468	INR2,825,000	JPMorgan Chase	7/22/2019	(334)
				$(216)

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $85,876,000, which represented .87% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $76,305,000, which represented .78% of the net assets of the fund.

				Percent
	Acquisition	Cost	Value	of net
Private placement security	date	(000)	(000)	assets
Axis Bank Ltd.	11/14/2017	$17,232	$35,477.36%

Key to abbreviations and symbol

ADR = American Depositary Receipts
GBP = British pounds
INR = Indian rupees
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     55

New World Fund

Summary investment portfolio June 30, 2019	unaudited

			Value
Common stocks 89.00%		Shares	(000)
Information	PagSeguro Digital Ltd., Class A1	2,626,223	$102,344
technology	Taiwan Semiconductor Manufacturing Co., Ltd.	9,904,000	76,210
23.08%	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	400,000	15,668
	Microsoft Corp.	484,000	64,837
	StoneCo Ltd., Class A1	1,865,826	55,191
	Broadcom Inc.	171,350	49,325
	Keyence Corp.	70,000	42,936
	PayPal Holdings, Inc.[1]	348,400	39,878
	Visa Inc., Class A	223,400	38,771
	Network International Holdings PLC[1]	4,694,182	35,351
	Kingdee International Software Group Co. Ltd.	26,128,917	28,264
	Adobe Inc.[1]	94,400	27,815
	EPAM Systems, Inc.[1]	158,100	27,367
	Autodesk, Inc.[1]	146,100	23,800
	Halma PLC	918,100	23,552
	Mastercard Inc., Class A	79,800	21,109
	Other securities		126,380
			798,798

Financials	HDFC Bank Ltd.	2,604,450	92,204
13.42%	AIA Group Ltd.	6,477,600	69,862
	B3 SA - Brasil, Bolsa, Balcao	6,600,200	64,387
	Kotak Mahindra Bank Ltd.	2,782,000	59,531
	Sberbank of Russia PJSC (ADR)	2,259,500	34,683
	Other securities		143,614
			464,281

Energy	Reliance Industries Ltd.[1]	11,548,513	209,648
10.11%	Royal Dutch Shell PLC, Class B	1,284,000	42,086
	Royal Dutch Shell PLC, Class A (GBP denominated)	68,628	2,242
	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,267,000	19,727
	Other securities		76,102
			349,805

Consumer	Alibaba Group Holding Ltd. (ADR)[1]	440,037	74,564
discretionary	Meituan Dianping, Class B1	4,737,554	41,543
9.40%	General Motors Co.	542,000	20,883
	Marriott International, Inc., Class A	144,800	20,314
	Melco Resorts & Entertainment Ltd. (ADR)	931,500	20,232
	Other securities		147,677
			325,213

Health care	Yunnan Baiyao Group Co., Ltd., Class A	2,730,912	33,169
8.23%	China Biologic Products Holdings, Inc.[1]	297,700	28,371
	BioMarin Pharmaceutical Inc.[1]	318,000	27,237
	Abbott Laboratories	263,000	22,118
	AstraZeneca PLC	269,800	22,059
	Carl Zeiss Meditec AG, non-registered shares	216,552	21,361
	Other securities		130,486
			284,801

56     American Funds Insurance Series

New World Fund

			Value
Common stocks		Shares	(000)
Materials	Vale SA, ordinary nominative	2,881,660	$38,888
8.16%	Vale SA, ordinary nominative (ADR)	1,976,000	26,557
	Freeport-McMoRan Inc.	3,945,000	45,801
	First Quantum Minerals Ltd.	3,305,000	31,396
	Fortescue Metals Group Ltd.	4,618,395	29,246
	Other securities		110,527
			282,415

Communication	Facebook, Inc., Class A1	265,700	51,280
services	Alphabet Inc., Class C1	23,700	25,618
5.15%	Alphabet Inc., Class A1	10,000	10,828
	Tencent Holdings Ltd.	535,600	24,176
	Other securities		66,452
			178,354

Consumer staples	Treasury Wine Estates Ltd.	3,700,000	38,756
5.01%	Kweichow Moutai Co., Ltd., Class A	244,699	35,057
	Nestlé SA	333,296	34,504
	Other securities		64,965
			173,282

Industrials	Airbus SE, non-registered shares	324,029	45,939
4.82%	Shanghai International Airport Co., Ltd., Class A	2,200,532	26,842
	Nidec Corp.	159,800	21,825
	Other securities		72,282
			166,888

Real estate	Other securities		33,082
0.96%

Utilities	Other securities		22,895
0.66%	Total common stocks (cost: $2,403,058,000)		3,079,814

Preferred securities 2.37%
Industrials	Azul SA, preference shares (ADR)[1]	866,446	28,974
1.11%	Azul SA, preference shares[1]	838,500	9,453
			38,427

Financials	Itaú Unibanco Holding SA, preferred nominative (ADR)	1,576,000	14,846
0.56%	Itaú Unibanco Holding SA, preferred nominative	457,000	4,315
			19,161

Other	Other securities		24,543
0.70%	Total preferred securities (cost: $60,409,000)		82,131

Rights & warrants 0.53%
Other	Other securities		18,404
0.53%	Total rights & warrants (cost: $15,630,000)		18,404

American Funds Insurance Series     57

New World Fund

		Principal amount	Value
Bonds, notes & other debt instruments 2.76%		(000)	(000)
Bonds & notes of governments & government agencies outside the U.S. 2.43%
	Other securities		$84,008

Corporate bonds & notes 0.33%
Other	Other securities		11,641
0.33%	Total corporate bonds & notes		11,641
	Total bonds, notes & other debt instruments (cost: $91,389,000)		95,649

Short-term securities 5.02%		Shares
Money market investments 4.36%
	Capital Group Central Cash Fund	1,508,156	150,800

		Principal amount
		(000)
Other short-term securities 0.66%
	Other securities		22,827
	Total short-term securities (cost: $175,029,000)		173,627

	Total investment securities 99.68% (cost: $2,745,515,000)		3,449,625
	Other assets less liabilities 0.32%		11,027
	Net assets 100.00%		$3,460,652

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $24,325,000, which represented .70% of the net assets of the fund. “Other securities” also includes securities (with an aggregate value of $65,315,000, which represented 1.89% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Security did not produce income during the last 12 months.

Key to abbreviations

ADR = American Depositary Receipts
GBP = British pounds

See notes to financial statements.

58     American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2019	unaudited

			Value
Common stocks 93.97%		Shares	(000)
Health care	Abbott Laboratories	5,412,000	$455,149
19.81%	AbbVie Inc.	6,028,530	438,395
	Gilead Sciences, Inc.	3,045,712	205,768
	Amgen Inc.	1,014,510	186,954
	UnitedHealth Group Inc.	493,000	120,297
	Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	95,381
	Humana Inc.	259,000	68,713
	Medtronic PLC	700,000	68,173
	Other securities		111,395
			1,750,225

Information	Microsoft Corp.	2,469,200	330,774
technology	QUALCOMM Inc.	2,846,800	216,556
14.73%	Intel Corp.	3,474,000	166,300
	Broadcom Inc.	565,000	162,641
	Texas Instruments Inc.	780,000	89,513
	Mastercard Inc., Class A	337,000	89,147
	Apple Inc.	400,000	79,168
	Accenture PLC, Class A	400,000	73,908
	Automatic Data Processing, Inc.	318,500	52,658
	Other securities		40,890
			1,301,555

Consumer staples	Philip Morris International Inc.	3,260,900	256,078
12.05%	British American Tobacco PLC (ADR)	5,134,830	179,052
	Costco Wholesale Corp.	581,255	153,602
	Constellation Brands, Inc., Class A	740,100	145,755
	Coca-Cola Co.	2,175,000	110,751
	Altria Group, Inc.	2,045,800	96,869
	PepsiCo, Inc.	400,000	52,452
	Other securities		69,569
			1,064,128

Energy	Exxon Mobil Corp.	4,813,800	368,882
10.91%	EOG Resources, Inc.	2,755,800	256,730
	Royal Dutch Shell PLC, Class B (ADR)	1,215,000	79,874
	Schlumberger Ltd.	1,745,000	69,346
	Concho Resources Inc.	610,500	62,991
	Other securities		125,466
			963,289

Industrials	General Dynamics Corp.	1,459,900	265,439
9.90%	CSX Corp.	2,766,000	214,005
	Illinois Tool Works Inc.	650,000	98,027
	Airbus Group SE (ADR)	2,157,000	76,272
	Union Pacific Corp.	400,000	67,644
	United Technologies Corp.	500,000	65,100
	Northrop Grumman Corp.	174,300	56,318
	Other securities		31,553
			874,358

Consumer	Lowe’s Companies, Inc.	3,594,572	362,728
discretionary	Marriott International, Inc., Class A	852,500	119,597
8.58%	McDonald’s Corp.	500,000	103,830
	Other securities		171,760
			757,915

American Funds Insurance Series     59

Blue Chip Income and Growth Fund

			Value
Common stocks (continued)		Shares	(000)
Communication	Facebook, Inc., Class A1	1,339,800	$258,581
services	Alphabet Inc., Class A1	135,750	146,990
6.67%	Alphabet Inc., Class C1	20,500	22,159
	Verizon Communications Inc.	2,450,500	139,997
	Other securities		21,745
			589,472

Financials	JPMorgan Chase & Co.	1,409,000	157,526
3.92%	U.S. Bancorp	1,000,000	52,400
	Other securities		136,086
			346,012

Materials	Linde PLC	985,700	197,929
3.40%	Freeport-McMoRan Inc.	7,703,700	89,440
	Other securities		13,348
			300,717

Utilities	Public Service Enterprise Group Inc.	1,000,000	58,820
2.08%	American Electric Power Co., Inc.	600,000	52,806
	Other securities		71,828
			183,454

Real estate	Kimco Realty Corp. REIT	3,677,000	67,951
1.92%	Other securities		101,444
			169,395
	Total common stocks (cost: $6,814,813,000)		8,300,520

Rights & warrants 0.09%
Financials	Other securities		7,926
0.09%	Total rights & warrants (cost: $10,088,000)		7,926

Convertible stocks 0.06%
Health care	Other securities		5,413
0.06%	Total convertible stocks (cost: $4,978,000)		5,413

Short-term securities 6.69%
Money market investments 6.69%
	Capital Group Central Cash Fund	5,905,582	590,499
	Total short-term securities (cost: $590,512,000)		590,499

	Total investment securities 100.81% (cost: $7,420,391,000)		8,904,358
	Other assets less liabilities (0.81)%		(71,177)
	Net assets 100.00%		$8,833,181

60     American Funds Insurance Series

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series     61

Global Growth and Income Fund

Summary investment portfolio June 30, 2019	unaudited

			Value
Common stocks 92.66%		Shares	(000)
Information	Taiwan Semiconductor Manufacturing Co., Ltd.	8,493,800	$65,359
technology	Microsoft Corp.	391,000	52,378
14.66%	PagSeguro Digital Ltd., Class A1	1,208,752	47,105
	Broadcom Inc.	121,200	34,889
	Apple Inc.	112,500	22,266
	Halma PLC	610,000	15,648
	ASML Holding NV	70,000	14,625
	Other securities		48,679
			300,949

Financials	AIA Group Ltd.	3,200,000	34,512
12.85%	Sberbank of Russia PJSC (ADR)	1,710,000	26,300
	HDFC Bank Ltd.	644,000	22,799
	CME Group Inc., Class A	100,000	19,411
	The Blackstone Group Inc., Class A	412,500	18,323
	Toronto-Dominion Bank (CAD denominated)	292,000	17,062
	B3 SA - Brasil, Bolsa, Balcao	1,500,000	14,633
	Ping An Insurance (Group) Co. of China, Ltd., Class H	1,195,000	14,349
	DBS Group Holdings Ltd.	705,000	13,527
	Other securities		82,957
			263,873

Industrials	Airbus SE, non-registered shares	672,200	95,300
12.43%	Lockheed Martin Corp.	66,000	23,994
	CCR SA, ordinary nominative	6,017,900	21,408
	Safran SA	143,000	20,952
	Rheinmetall AG	151,500	18,545
	Boeing Co.	45,900	16,708
	Other securities		58,397
			255,304

Consumer	Home Depot, Inc.	135,700	28,221
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	56,200	23,920
9.21%	Carnival Corp., units	319,000	14,849
	Norwegian Cruise Line Holdings Ltd.[1]	275,000	14,748
	Other securities		107,274
			189,012

Communication	Nintendo Co., Ltd.	224,000	82,046
services	Alphabet Inc., Class A1	21,800	23,605
8.39%	Alphabet Inc., Class C1	7,000	7,566
	Other securities		59,085
			172,302

Health care	UnitedHealth Group Inc.	101,825	24,846
8.25%	Merck & Co., Inc.	267,350	22,417
	Boston Scientific Corp.[1]	351,000	15,086
	Abbott Laboratories	171,000	14,381
	Fleury SA, ordinary nominative	2,500,000	13,900
	AstraZeneca PLC	167,000	13,654
	Novartis AG	148,000	13,524
	Other securities		51,525
			169,333

62     American Funds Insurance Series

Global Growth and Income Fund

			Value
Common stocks		Shares	(000)
Materials	Vale SA, ordinary nominative	2,395,000	$32,320
7.67%	Fortescue Metals Group Ltd.	4,763,816	30,167
	Freeport-McMoRan Inc.	2,499,000	29,013
	Koninklijke DSM NV	109,000	13,473
	Other securities		52,569
			157,542

Energy	Reliance Industries Ltd.[1]	2,830,148	51,377
6.48%	Gazprom PJSC (ADR)	3,431,000	25,135
	Royal Dutch Shell PLC, Class B	550,000	18,028
	Other securities		38,461
			133,001

Real estate	MGM Growth Properties LLC REIT, Class A	676,200	20,726
4.42%	Gaming and Leisure Properties, Inc. REIT	425,000	16,566
	Alexandria Real Estate Equities, Inc. REIT	103,000	14,532
	Other securities		38,970
			90,794

Consumer staples	Nestlé SA	434,700	45,002
4.36%	Other securities		44,438
			89,440

Utilities	Ørsted AS	491,552	42,504
3.94%	Enel SpA	2,780,000	19,409
	Other securities		18,984
			80,897
	Total common stocks (cost: $1,409,787,000)		1,902,447

Preferred securities 0.39%
Financials	Other securities		8,125
0.39%	Total preferred securities (cost: $6,929,000)		8,125

		Principal amount
Bonds, notes & other debt instruments 1.71%		(000)
Corporate bonds & notes 1.71%
Communication	Sprint Corp. 7.25% 2021	$ 33,000	35,145
services	Total bonds, notes & other debt instruments (cost: $31,773,000)		35,145
1.71%

Short-term securities 4.32%		Shares
Money market investments 4.32%
	Capital Group Central Cash Fund	886,487	88,640
	Total short-term securities (cost: $88,643,000)		88,640

	Total investment securities 99.08% (cost: $1,537,132,000)		2,034,357
	Other assets less liabilities 0.92%		18,830
	Net assets 100.00%		$2,053,187

American Funds Insurance Series     63

Global Growth and Income Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount				Unrealized
				depreciation
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
USD7,285	AUD10,500	JPMorgan Chase	7/26/2019	$(94)

[1]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
USD/$ = U.S. dollars

See notes to financial statements.

64     American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio June 30, 2019	unaudited

			Value
Common stocks 93.00%		Shares	(000)
Information	Microsoft Corp.	9,380,500	$1,256,612
technology	Broadcom Inc.	2,108,034	606,819
15.21%	Intel Corp.	10,360,800	495,971
	Texas Instruments Inc.	3,082,688	353,769
	Accenture PLC, Class A	1,510,900	279,169
	Mastercard Inc., Class A	791,000	209,243
	Visa Inc., Class A	1,160,200	201,353
	QUALCOMM Inc.	2,386,566	181,546
	Other securities		1,581,296
			5,165,778

Health care	UnitedHealth Group Inc.	2,444,268	596,426
15.14%	Abbott Laboratories	6,329,069	532,275
	Gilead Sciences, Inc.	6,325,600	427,358
	Amgen Inc.	2,281,997	420,526
	Merck & Co., Inc.	4,164,380	349,183
	Eli Lilly and Co.	2,077,600	230,177
	Cigna Corp.	1,327,418	209,135
	Other securities		2,376,470
			5,141,550

Financials	JPMorgan Chase & Co.	5,027,030	562,022
11.17%	CME Group Inc., Class A	2,002,500	388,705
	Bank of New York Mellon Corp.	6,957,700	307,182
	Intercontinental Exchange, Inc.	3,183,555	273,595
	Aon PLC, Class A	1,214,800	234,432
	Other securities		2,028,647
			3,794,583

Industrials	General Dynamics Corp.	2,639,200	479,859
11.05%	Airbus SE, non-registered shares	2,824,564	400,449
	BWX Technologies, Inc.[1]	5,373,948	279,983
	TransDigm Group Inc.[2]	485,800	235,030
	Northrop Grumman Corp.	694,900	224,529
	Equifax Inc.	1,406,200	190,174
	Other securities		1,944,195
			3,754,219

Communication	Facebook, Inc., Class A2	6,449,227	1,244,701
services	Alphabet Inc., Class C2	316,784	342,415
10.97%	Alphabet Inc., Class A2	279,980	303,162
	Netflix, Inc.[2]	1,449,649	532,485
	Verizon Communications Inc.	4,009,400	229,057
	Comcast Corp., Class A	4,893,400	206,893
	Charter Communications, Inc., Class A2	458,369	181,138
	Other securities		687,081
			3,726,932

Consumer staples	Coca-Cola Co.	7,223,100	367,800
7.91%	British American Tobacco PLC	6,930,260	241,942
	British American Tobacco PLC (ADR)	479,440	16,718
	Costco Wholesale Corp.	832,200	219,917
	Pernod Ricard SA	1,169,574	215,514

American Funds Insurance Series     65

Growth-Income Fund

			Value
Common stocks (continued)		Shares	(000)
Consumer staples	Mondelez International, Inc.	3,567,400	$192,283
(continued)	Carlsberg A/S, Class B	1,390,224	184,300
	Other securities		1,247,808
			2,686,282

Energy	Exxon Mobil Corp.	5,845,200	447,918
7.05%	Chevron Corp.	2,164,300	269,325
	Enbridge Inc. (CAD denominated)	5,893,659	212,874
	Enbridge Inc. (CAD denominated)[3]	1,340,553	48,420
	EOG Resources, Inc.	2,715,800	253,004
	Schlumberger Ltd.	4,570,400	181,628
	Other securities		982,492
			2,395,661

Consumer	Amazon.com, Inc.[2]	290,400	549,910
discretionary	Other securities		1,370,517
5.65%			1,920,427

Materials	Celanese Corp.	3,193,233	344,230
4.77%	International Flavors & Fragrances Inc.	1,599,000	231,999
	Linde PLC	1,152,000	231,322
	Other securities		812,038
			1,619,589

Utilities	Sempra Energy	2,375,700	326,516
2.02%	Other securities		360,574
			687,090

Real estate	Crown Castle International Corp. REIT	1,795,400	234,031
1.90%	Other securities		411,840
			645,871

Mutual funds	Other securities		54,750
0.16%	Total common stocks (cost: $23,041,561,000)		31,592,732

Convertible stocks 0.30%
Other	Other securities		99,581
0.30%	Total convertible stocks (cost: $89,661,000)		99,581

		Principal amount
Convertible bonds 0.02%		(000)
Energy	Other securities		7,112
0.02%	Total convertible bonds (cost: $11,820,000)		7,112

66     American Funds Insurance Series

Growth-Income Fund

		Value
Short-term securities 6.26%	Shares	(000)
Money market investments 6.26%
Capital Group Central Cash Fund	21,280,609	$2,127,848
Total short-term securities (cost: $2,127,852,000)		2,127,848

Total investment securities 99.58% (cost: $25,270,894,000)		33,827,273
Other assets less liabilities 0.42%		142,019
Net assets 100.00%		$33,969,292

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is shown in the summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2019, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	gain	appreciation	income	6/30/2019
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Common stocks 0.82%
Industrials 0.82%
BWX Technologies, Inc.	5,290,948	83,000	—	5,373,948	$—	$73,906	$1,827	$279,983

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,420,000, which represented .14% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series     67

International Growth and Income Fund

Summary investment portfolio June 30, 2019	unaudited

			Value
Common stocks 92.46%		Shares	(000)
Financials	HDFC Bank Ltd.	1,228,800	$43,503
18.26%	Zurich Insurance Group AG	92,200	32,103
	AIA Group Ltd.	1,833,000	19,769
	Prudential PLC	738,000	16,083
	ING Groep NV	1,367,000	15,849
	Sony Financial Holdings Inc.	526,100	12,629
	Banco Santander, SA	2,611,538	12,117
	Sumitomo Mitsui Financial Group, Inc.	308,000	10,873
	Haci Ömer Sabanci Holding AS	6,520,900	9,673
	GT Capital Holdings, Inc.	501,049	9,193
	Other securities		80,065
			261,857

Health care	Novartis AG	502,545	45,920
12.76%	Takeda Pharmaceutical Co., Ltd.	1,043,753	37,010
	Fresenius SE & Co. KGaA	551,600	29,906
	Daiichi Sankyo Co., Ltd.	561,000	29,321
	China Biologic Products Holdings, Inc.[1]	182,000	17,345
	Other securities		23,554
			183,056

Industrials	Airbus SE, non-registered shares	253,960	36,005
11.63%	Shanghai International Airport Co., Ltd., Class A	2,590,033	31,593
	ASSA ABLOY AB, Class B	681,100	15,395
	Komatsu Ltd.	629,600	15,183
	Airports of Thailand PCL, foreign registered	5,250,000	12,583
	Adani Ports & Special Economic Zone Ltd.	2,008,779	11,937
	Aena SME, SA, non-registered shares	52,450	10,395
	Other securities		33,714
			166,805

Energy	Royal Dutch Shell PLC, Class A (GBP denominated)	2,147,691	70,164
8.60%	Royal Dutch Shell PLC, Class B	138,000	4,523
	TOTAL SA	404,534	22,666
	Canadian Natural Resources, Ltd. (CAD denominated)	272,500	7,348
	Canadian Natural Resources, Ltd.	92,000	2,481
	Other securities		16,229
			123,411

Real estate	Sun Hung Kai Properties Ltd.	2,249,500	38,155
7.67%	CK Asset Holdings Ltd.	3,939,348	30,837
	Daito Trust Construction Co., Ltd.	144,800	18,447
	China Resources Land Ltd.	3,064,000	13,493
	Other securities		9,011
			109,943

Consumer	Sony Corp.	430,000	22,526
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	48,000	20,430
6.98%	Luckin Coffee Inc., Class A (ADR)[1]	508,404	9,909
	Kering SA	16,600	9,817
	Just Eat PLC[1]	1,215,000	9,644
	Other securities		27,776
			100,102

68     American Funds Insurance Series

International Growth and Income Fund

			Value
Common stocks		Shares	(000)
Materials	Rio Tinto PLC	792,800	$49,138
6.83%	Yara International ASA	343,000	16,638
	Air Liquide SA, non-registered shares	72,000	10,074
	Other securities		22,156
			98,006

Utilities	Ørsted AS	317,300	27,437
5.91%	E.ON SE	1,952,000	21,199
	ENN Energy Holdings Ltd.	1,658,000	16,131
	Other securities		20,062
			84,829

Consumer staples	Pernod Ricard SA	128,650	23,706
5.71%	British American Tobacco PLC	627,958	21,923
	Coca-Cola Icecek AS, Class C	2,631,000	13,576
	Other securities		22,748
			81,953

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	2,804,000	21,577
technology	Tokyo Electron Ltd.	96,500	13,533
4.33%	Samsung Electronics Co., Ltd.	259,000	10,543
	ASML Holding NV	47,800	9,987
	Other securities		6,420
			62,060

Communication	Yandex NV, Class A1	470,000	17,860
services	Other securities		36,329
3.78%			54,189
	Total common stocks (cost: $1,177,798,000)		1,326,211

Preferred securities 1.25%
Financials	Itaú Unibanco Holding SA, preferred nominative (ADR)	1,486,950	14,007
0.98%

Energy	Other securities		3,875
0.27%	Total preferred securities (cost: $13,377,000)		17,882

		Principal amount
Bonds, notes & other debt instruments 1.15%		(000)
Bonds & notes of governments & government agencies outside the U.S. 0.62%
	Other securities		8,979

Corporate bonds & notes 0.53%
Other	Other securities		7,582
0.53%	Total corporate bonds & notes		7,582
	Total bonds, notes & other debt instruments (cost: $15,610,000)		16,561

American Funds Insurance Series     69

International Growth and Income Fund

		Value
Short-term securities 4.89%	Shares	(000)
Money market investments 4.53%
Capital Group Central Cash Fund	649,569	$64,951

	Principal amount
	(000)
Other short-term securities 0.36%
Other securities		5,254
Total short-term securities (cost: $69,825,000)		70,205

Total investment securities 99.75% (cost: $1,276,610,000)		1,430,859
Other assets less liabilities 0.25%		3,524
Net assets 100.00%		$1,434,383

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes a security (with a value of $1,907,000, which represented .13% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

				Unrealized
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
USD1,559	GBP1,223	Morgan Stanley	7/12/2019	$5

1 Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
USD/$ = U.S. dollars

See notes to financial statements.

70     American Funds Insurance Series

Capital Income Builder

Summary investment portfolio June 30, 2019	unaudited

			Value
Common stocks 67.41%		Shares	(000)
Information	Microsoft Corp.	109,620	$14,685
technology	Broadcom Inc.	50,800	14,623
9.58%	QUALCOMM Inc.	140,900	10,718
	Intel Corp.	221,100	10,584
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,277,800	9,832
	Other securities		19,983
			80,425

Consumer staples	Philip Morris International Inc.	145,220	11,404
9.08%	Diageo PLC	233,600	10,039
	British American Tobacco PLC	271,200	9,468
	Carlsberg A/S, Class B	69,692	9,239
	Coca-Cola Co.	177,700	9,048
	Nestlé SA	69,277	7,172
	Altria Group, Inc.	150,370	7,120
	Other securities		12,741
			76,231

Financials	CME Group Inc., Class A	59,566	11,562
8.63%	Zurich Insurance Group AG	26,872	9,357
	DBS Group Holdings Ltd.	335,700	6,441
	SunTrust Banks, Inc.	100,500	6,316
	Sampo Oyj, Class A	130,569	6,162
	Other securities		32,667
			72,505

Real estate	Crown Castle International Corp. REIT	130,300	16,984
8.21%	American Tower Corp. REIT	77,569	15,859
	Link Real Estate Investment Trust REIT	693,500	8,522
	Digital Realty Trust, Inc. REIT	49,000	5,772
	Other securities		21,844
			68,981

Energy	Royal Dutch Shell PLC, Class B	413,140	13,542
7.49%	Royal Dutch Shell PLC, Class B (ADR)	8,500	559
	Royal Dutch Shell PLC, Class A (GBP denominated)	101	3
	Enbridge Inc. (CAD denominated)	369,670	13,352
	Williams Companies, Inc.	236,700	6,637
	Occidental Petroleum Corp.	122,600	6,165
	Other securities		22,602
			62,860

Communication	Vodafone Group PLC	5,707,800	9,374
services	Koninklijke KPN NV	2,692,994	8,268
5.11%	Verizon Communications Inc.	119,950	6,853
	HKT Trust and HKT Ltd., units	3,699,240	5,872
	Other securities		12,525
			42,892

Health care	AstraZeneca PLC	123,900	10,130
4.93%	AstraZeneca PLC (ADR)	145,100	5,990
	GlaxoSmithKline PLC	421,500	8,439
	Pfizer Inc.	176,500	7,646
	Other securities		9,201
			41,406

American Funds Insurance Series     71

Capital Income Builder

			Value
Common stocks (continued)		Shares	(000)
Utilities	Enel SpA	1,753,109	$12,240
4.26%	Edison International	135,100	9,107
	Other securities		14,428
			35,775

Consumer	Las Vegas Sands Corp.	173,400	10,246
discretionary	Sands China Ltd.	1,460,800	6,985
4.21%	Other securities		18,135
			35,366

Industrials	Airbus SE, non-registered shares	90,999	12,901
3.85%	Boeing Co.	21,300	7,754
	Other securities		11,658
			32,313

Materials	Other securities		17,288
2.06%	Total common stocks (cost: $534,432,000)		566,042

Rights & warrants 0.00%
Energy	Other securities		—[1]
0.00%	Total rights & warrants (cost: $0)		—[1]

Convertible stocks 1.11%
Utilities	Other securities		5,541
0.66%

Real estate	Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	3,150	3,786
0.45%	Total convertible stocks (cost: $8,227,000)		9,327

		Principal amount
Bonds, notes & other debt instruments 22.66%		(000)
U.S. Treasury bonds & notes 13.13%
U.S. Treasury	U.S. Treasury 2.25% 2021	$ 12,000	12,100
12.45%	U.S. Treasury 1.875% 2022	10,500	10,551
	U.S. Treasury 2.00% 2022[2]	15,000	15,130
	U.S. Treasury 2.125% 2022	8,800	8,919
	U.S. Treasury 2.00% 2025	13,200	13,327
	U.S. Treasury 2.00% 2026	7,500	7,558
	U.S. Treasury 0%–3.13% 2021–2049[2]	39,303	36,935
			104,520

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	5,657	5,728
inflation-protected	U.S. Treasury Inflation-Protected Security 0.50% 2028[3]	—[1]	—[1]
securities 0.68%			5,728
	Total U.S. Treasury bonds & notes		110,248

72     American Funds Insurance Series

Capital Income Builder

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
Mortgage-backed obligations 5.27%
Federal agency	Fannie Mae Pool #CA2055 4.50% 2048[4]	$6,244	$6,565
mortgage-backed	Fannie Mae Pool #CA1709 4.50% 2048[4]	5,393	5,675
obligations	Fannie Mae Pool #CA1563 4.50% 2048[4]	5,290	5,567
4.99%	Fannie Mae 3.50%–4.00% 2046–2049[4]	2,067	2,156
	Government National Mortgage Assn. 4.18%–6.64% 2048–2064[4,5]	14,177	14,838
	Other securities		7,130
			41,931

Collateralized	Other securities		2,358
mortgage-backed	Total mortgage-backed obligations		44,289
obligations (privately originated)
0.28%

Corporate bonds & notes 3.21%
Utilities	Southern California Edison Co. 4.00%–4.65% 2043–2048	419	425
0.57%	Other securities		4,366
			4,791

Health care	AstraZeneca PLC 3.375% 2025	200	209
0.47%	Other securities		3,711
			3,920

Consumer staples	British American Tobacco PLC 3.56%–4.54% 2027–2047	920	906
0.41%	Philip Morris International Inc. 3.375% 2029	280	289
	Other securities		2,266
			3,461

Communication	Vodafone Group PLC 5.25% 2048	250	277
services	Other securities		2,070
0.28%			2,347

Information	Broadcom Inc. 4.75% 2029[6]	530	544
technology	Broadcom Ltd. 3.50%–3.88% 2024–2028	428	419
0.22%	Other securities		904
			1,867

Energy	Enbridge Energy Partners, LP 7.375% 2045	85	125
0.18%	Other securities		1,402
			1,527

Other	Other securities		9,048
1.08%	Total corporate bonds & notes		26,961

Asset-backed obligations 1.00%
	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[4,6]	6,959	6,948
	Other securities		1,409
	Total asset-backed obligations		8,357

American Funds Insurance Series     73

Capital Income Builder

	Principal amount	Value
Bonds, notes & other debt instruments (continued)	(000)	(000)
Municipals 0.05%
Other securities		$412
Total bonds, notes & other debt instruments (cost: $185,342,000)		190,267

Short-term securities 8.17%	Shares
Money market investments 8.17%
Capital Group Central Cash Fund	685,730	68,566
Total short-term securities (cost: $68,566,000)		68,566

Total investment securities 99.35% (cost: $796,567,000)		834,202
Other assets less liabilities 0.65%		5,487
Net assets 100.00%		$839,689

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $190,000, which represented .02% of the net assets of the fund.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[7]	6/30/2019[8]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	417	October 2019	$83,400	$89,730	$646
5 Year U.S. Treasury Note Futures	Short	73	October 2019	(7,300)	(8,626)	(104)
10 Year Ultra U.S. Treasury Note Futures	Short	235	September 2019	(23,500)	(32,459)	(1,021)
20 Year U.S. Treasury Bond Futures	Long	49	September 2019	4,900	7,624	203
30 Year Ultra U.S. Treasury Bond Futures	Long	27	September 2019	2,700	4,794	210
						$(66)

74     American Funds Insurance Series

Capital Income Builder

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2019	receipts	at 6/30/2019
Receive	Pay	date	(000)	(000)	(000)	(000)
2.337%	U.S. EFFR	7/31/2019	$123,000	$(4)	$—	$(4)
2.325%	U.S. EFFR	7/31/2019	163,000	(6)	—	(6)
2.305%	U.S. EFFR	7/31/2019	163,000	(9)	—	(9)
U.S. EFFR	2.039%	9/18/2019	309,000	(4)	—	(4)
2.4035%	U.S. EFFR	1/11/2021	30,760	364	—	364
2.3995%	U.S. EFFR	1/11/2021	21,249	250	—	250
2.3755%	U.S. EFFR	2/6/2021	29,000	354	—	354
2.37%	U.S. EFFR	3/8/2021	15,000	194	—	194
3-month USD-LIBOR	2.348%	4/1/2021	47,000	(421)	—	(421)
2.197%	U.S. EFFR	4/15/2021	31,000	338	—	338
2.21875%	U.S. EFFR	3/14/2024	9,000	293	—	293
					$—	$1,349

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $709,000, which represented .08% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $16,746,000, which represented 1.99% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts
CAD = Canadian dollars
EFFR = Effective Federal Funds Rate
GBP = British pounds
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     75

Asset Allocation Fund

Summary investment portfolio June 30, 2019	unaudited

			Value
Common stocks 61.08%		Shares	(000)
Information	Microsoft Corp.	6,641,900	$889,749
technology	Broadcom Inc.	2,095,000	603,067
14.78%	ASML Holding NV (New York registered)	1,865,000	387,790
	ASML Holding NV	70,000	14,625
	VeriSign, Inc.[1]	1,700,000	355,572
	Intel Corp.	5,820,000	278,603
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,276,700	245,858
	Intuit Inc.	900,000	235,197
	MKS Instruments, Inc.[2]	2,800,000	218,092
	Visa Inc., Class A	1,032,000	179,103
	Other securities		357,479
			3,765,135

Financials	Chubb Ltd.	2,200,000	324,038
10.02%	Arch Capital Group Ltd.[1]	7,331,500	271,852
	First Republic Bank	2,580,000	251,937
	CME Group Inc., Class A	977,200	189,684
	JPMorgan Chase & Co.	1,600,000	178,880
	Capital One Financial Corp.	1,950,000	176,943
	Citigroup Inc.	2,500,000	175,075
	Bank of America Corp.	6,000,000	174,000
	Wells Fargo & Co.	3,500,000	165,620
	Other securities		643,239
			2,551,268

Health care	Johnson & Johnson	3,672,000	511,436
9.93%	UnitedHealth Group Inc.	2,016,300	491,997
	Humana Inc.	1,265,000	335,604
	Merck & Co., Inc.	2,420,300	202,942
	Bluebird Bio, Inc.[1]	1,558,700	198,267
	Cigna Corp.	1,250,000	196,938
	Other securities		592,293
			2,529,477

Industrials	Boeing Co.	1,211,000	440,816
5.77%	Northrop Grumman Corp.	1,349,400	436,005
	Lockheed Martin Corp.	847,200	307,991
	Other securities		285,567
			1,470,379

Consumer	Home Depot, Inc.	1,125,000	233,966
discretionary	Amazon.com, Inc.[1]	103,000	195,044
4.93%	Suzuki Motor Corp.	3,700,000	173,787
	General Motors Co.	4,100,000	157,973
	VF Corp.	1,500,000	131,025
	Other securities		363,809
			1,255,604

Energy	Noble Energy, Inc.	12,500,000	280,000
3.92%	Cenovus Energy Inc.	28,000,000	246,955
	Royal Dutch Shell PLC, Class B (ADR)	2,745,000	180,456
	Suncor Energy Inc.	4,000,000	124,776
	Other securities		165,644
			997,831

76     American Funds Insurance Series

Asset Allocation Fund

			Value
Common stocks		Shares	(000)
Consumer staples	Philip Morris International Inc.	5,430,000	$426,418
3.85%	Nestlé SA	3,006,689	311,264
	Nestlé SA (ADR)	900,000	93,060
	Other securities		148,922
			979,664

Communication	Charter Communications, Inc., Class A1	827,126	326,864
services	Facebook, Inc., Class A1	1,077,100	207,880
3.71%	Other securities		409,851
			944,595

Materials	Dow Inc.	4,616,666	227,648
2.67%	Other securities		453,796
			681,444

Real estate	Other securities		220,771
0.87%

Utilities	CMS Energy Corp.	2,284,700	132,307
0.63%	Other securities		28,901
			161,208
	Total common stocks (cost: $10,698,642,000)		15,557,376

Rights & warrants 0.00%
Other	Other securities		101
0.00%	Total rights & warrants (cost: $47,000)		101

Convertible stocks 0.27%
Other	Other securities		67,927
0.27%	Total convertible stocks (cost: $66,588,000)		67,927

		Principal amount
Convertible bonds 0.00%		(000)
Communication	Other securities		1,286
services	Total convertible bonds (cost: $1,390,000)		1,286
0.00%

Bonds, notes & other debt instruments 30.44%
U.S. Treasury bonds & notes 12.71%
U.S. Treasury	U.S. Treasury 1.25% 2020[3]	$278,117	276,813
10.47%	U.S. Treasury 1.625% 2020	125,000	124,600
	U.S. Treasury 2.25% 2021	138,000	139,145
	U.S. Treasury 2.50% 2021	200,000	202,080
	U.S. Treasury 1.75% 2024	130,000	129,970
	U.S. Treasury 2.50% 2024	225,000	232,409
	U.S. Treasury 1.13%–4.75% 2019–2049[3]	1,516,483	1,562,257
			2,667,274

American Funds Insurance Series     77

Asset Allocation Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	$223,594	$227,688
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 2044[3,4]	140,628	160,014
securities	U.S. Treasury Inflation-Protected Securities
2.24%	0.38%–1.00% 2024–2049[3,4]	189,143	183,285
			570,987
	Total U.S. Treasury bonds & notes		3,238,261

Corporate bonds & notes 10.79%
Health care	UnitedHealth Group Inc. 3.38%–4.45% 2024–2048	12,215	13,369
1.85%	Other securities		458,990
			472,359

Financials	ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	7,405	7,683
1.70%	Other securities		424,406
			432,089

Energy	Cenovus Energy Inc. 3.80%–5.40% 2023–2047	17,385	18,156
1.18%	Noble Energy, Inc. 4.95% 2047	375	398
	Other securities		282,453
			301,007

Communication	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50%–6.48% 2023–2049[5]	33,760	36,326
services	Other securities		255,457
1.15%			291,783

Industrials	Boeing Co. 2.70%–3.90% 2022–2049	16,533	17,042
0.80%	Lockheed Martin Corp. 2.50%–3.55% 2020–2026	10,050	10,312
	Northrop Grumman Corp. 2.93%–3.25% 2025–2028	13,245	13,554
	Other securities		164,113
			205,021

Consumer staples	Nestlé Holdings, Inc. 3.35% 2023[5]	750	782
0.78%	Philip Morris International Inc. 1.88%–4.25% 2020–2044	15,481	15,777
	Other securities		182,969
			199,528

Information	Broadcom Inc. 3.13%–4.75% 2022–2029[5]	30,890	31,474
technology	Broadcom Ltd. 3.50%–3.88% 2024–2028	11,832	11,578
0.51%	Microsoft Corp. 3.30%–4.25% 2027–2047	11,250	12,565
	Other securities		73,386
			129,003

Other	Other securities		716,137
2.82%	Total corporate bonds & notes		2,746,927

78     American Funds Insurance Series

Asset Allocation Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
Mortgage-backed obligations 6.06%
Federal agency	Fannie Mae 0%–7.50% 2021–2049[6,7]	$410,879	$426,582
mortgage-backed	Freddie Mac 3.00%–6.50% 2034–2048[6]	272,601	282,129
obligations	Government National Mortgage Assn. 3.50%–4.50% 2048–2049[6,8]	400,322	416,602
5.84%	Other securities		365,962
			1,491,275

Other	Other securities		51,824
0.22%	Total mortgage-backed obligations		1,543,099

Federal agency bonds & notes 0.05%
	Fannie Mae 1.875% 2026[3]	13,000	12,852

Other 0.83%
	Other securities		210,817
	Total bonds, notes & other debt instruments (cost: $7,576,505,000)		7,751,956

Short-term securities 10.32%		Shares
Money market investments 10.32%
	Capital Group Central Cash Fund	26,293,786	2,629,116
	Total short-term securities (cost: $2,629,127,000)		2,629,116

	Total investment securities 102.11% (cost: $20,972,299,000)		26,007,762
	Other assets less liabilities (2.11)%		(536,983)
	Net assets 100.00%		$25,470,779

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $33,335,000, which represented .13% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $45,351,000, which represented .18% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,014,000, an aggregate cost of $9,216,000, and which represented .02% of the net assets of the fund) were acquired from 9/26/2013 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[9]	6/30/2019[10]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	4,190	September 2019	$1,047,500	$1,026,498	$911
90 Day Euro Dollar Futures	Long	1,682	March 2020	420,500	413,309	1,574
90 Day Euro Dollar Futures	Short	4,190	September 2020	(1,047,500)	(1,031,211)	(889)
90 Day Euro Dollar Futures	Short	1,682	March 2021	(420,500)	(414,066)	(1,344)
2 Year U.S. Treasury Note Futures	Long	7,644	October 2019	1,528,800	1,644,833	9,786
5 Year U.S. Treasury Note Futures	Long	2,171	October 2019	217,100	256,517	2,658
10 Year U.S. Treasury Note Futures	Short	8	September 2019	(800)	(1,024)	(15)

American Funds Insurance Series     79

Asset Allocation Fund

Futures contracts (continued)

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[9]	6/30/2019[10]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year Ultra U.S. Treasury Note Futures	Short	2,089	September 2019	$(208,900)	$(288,543)	$(5,727)
30 Year Ultra U.S. Treasury Bond Futures	Long	613	September 2019	61,300	108,846	3,458
						$10,412

Swap contracts

Interest rate swaps
					Upfront	Unrealized
				Value at	payments/	depreciation
		Expiration	Notional	6/30/2019	receipts	at 6/30/2019
Receive	Pay	date	(000)	(000)	(000)	(000)
1.6365%	3-month USD-LIBOR	10/16/2019	$124,000	$(267)	$—	$(267)
3-month USD-LIBOR	2.18075%	3/29/2024	26,400	(524)	—	(524)
3-month USD-LIBOR	2.194%	3/29/2024	101,900	(2,083)	—	(2,083)
3-month USD-LIBOR	2.21875%	3/29/2024	107,250	(2,313)	—	(2,313)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(4,195)	—	(4,194)
					$—	$(9,381)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

						Net
	Beginning			Ending	Net	unrealized	Dividend	Value of
	shares or			shares or	realized	(depreciation)	or interest	affiliates at
	principal			principal	loss	appreciation	income	6/30/2019
	amount	Additions	Reductions	amount	(000)	(000)	(000)	(000)
Common stocks 1.61%
Information technology 0.86%
MKS Instruments, Inc.	—	2,800,000	—	2,800,000	$—	$(19,186)	$390	$218,092

Consumer discretionary 0.75%
Dillard’s, Inc., Class A (USA)	1,700,000	—	—	1,700,000	—	3,349	340	105,876
Kontoor Brands, Inc.[1]	—	3,084,392	—	3,084,392	—	1,070	—	86,425
								192,301

Energy 0.00%
Weatherford International PLC[1,11]	60,000,000	—	60,000,000	—	(446,158)	415,322	—	—
Total common stocks								410,393

Bonds, notes & other debt instruments 0.00%
Energy 0.00%
Weatherford International PLC 4.50% 2022[11]	$6,365,000	—	—	$6,365,000	—	(592)	241	—
Weatherford International PLC 8.25% 2023[11]	$5,800,000	—	—	$5,800,000	—	(469)	243	—
Weatherford International PLC 9.875% 2024[11]	$1,000,000	—	—	$1,000,000	—	(92)	48	—
Weatherford International PLC 9.875% 2025[11]	$2,550,000	—	—	$2,550,000	—	(224)	127	—
Weatherford International PLC 6.50% 2036[11]	$7,595,000	—	—	$7,595,000	—	(51)	260	—
Weatherford International PLC 6.75% 2040[11]	$7,825,000	—	—	$7,825,000	—	(53)	275	—
								—
Total 1.61%					$(446,158)	$399,074	$1,924	$410,393

80     American Funds Insurance Series

Asset Allocation Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,869,000, which represented .05% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $936,956,000, which represented 3.68% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Unaffiliated issuer at 6/30/2019.

Key to abbreviations and symbol

ADR = American Depositary Receipts
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     81

Global Balanced Fund

Summary investment portfolio June 30, 2019	unaudited

			Value
Common stocks 59.16%		Shares	(000)
Information	Broadcom Inc.	26,895	$7,742
technology	PagSeguro Digital Ltd., Class A1	161,228	6,283
11.42%	Taiwan Semiconductor Manufacturing Co., Ltd.	804,000	6,187
	ASML Holding NV	25,800	5,390
	Microsoft Corp.	32,620	4,370
	Temenos AG	18,000	3,220
	Visa Inc., Class A	14,600	2,534
	Infosys Ltd.	214,650	2,276
	Other securities		9,448
			47,450

Health care	Merck & Co., Inc.	116,325	9,754
10.20%	AstraZeneca PLC	102,050	8,344
	Humana Inc.	16,330	4,332
	Mettler-Toledo International Inc.[1]	3,500	2,940
	Coloplast A/S, Class B	21,200	2,396
	Other securities		14,633
			42,399

Financials	Berkshire Hathaway Inc., Class A1	21	6,685
8.52%	Sberbank of Russia PJSC (ADR)	331,000	5,091
	JPMorgan Chase & Co.	45,300	5,065
	AIA Group Ltd.	426,000	4,595
	B3 SA - Brasil, Bolsa, Balcao	376,000	3,668
	Hang Seng Bank Ltd.	114,000	2,838
	BlackRock, Inc.	5,730	2,689
	Other securities		4,794
			35,425

Consumer staples	Nestlé SA	64,100	6,636
7.64%	British American Tobacco PLC	156,300	5,457
	Altria Group, Inc.	87,000	4,120
	Philip Morris International Inc.	50,800	3,989
	Keurig Dr Pepper Inc.	106,000	3,063
	Other securities		8,495
			31,760

Industrials	Boeing Co.	11,250	4,095
6.59%	Edenred SA	66,528	3,394
	MTU Aero Engines AG	9,800	2,335
	Other securities		17,580
			27,404

Consumer	Home Depot, Inc.	22,275	4,632
discretionary	General Motors Co.	110,500	4,258
4.31%	Amazon.com, Inc.[1]	1,375	2,604
	LVMH Moët Hennessy-Louis Vuitton SE	5,765	2,454
	Alibaba Group Holding Ltd. (ADR)[1]	13,700	2,321
	Other securities		1,623
			17,892

Materials	Other securities		11,753
2.83%

82     American Funds Insurance Series

Global Balanced Fund

			Value
Common stocks		Shares	(000)
Energy	Other securities		$10,162
2.45%

Communication	Alphabet Inc., Class C1	3,579	3,868
services	Nintendo Co., Ltd.	7,500	2,747
2.22%	SK Telecom Co., Ltd.	11,590	2,600
			9,215

Real estate	Crown Castle International Corp. REIT	23,940	3,120
1.77%	Gaming and Leisure Properties, Inc. REIT	59,720	2,328
	Other securities		1,894
			7,342

Utilities	Ørsted AS	58,400	5,050
1.21%	Total common stocks (cost: $194,289,000)		245,852

		Principal amount
Bonds, notes & other debt instruments 35.34%		(000)
Bonds & notes of governments & government agencies outside the U.S. 14.82%
	Japan, Series 395, 0.10% 2020	¥423,100	3,942
	Japan, Series 346, 0.10% 2027	304,250	2,901
	Japan 0.10%–1.70% 2020–2049[2]	1,228,461	12,085
	Other securities		42,643
			61,571

U.S. Treasury bonds & notes 12.90%
U.S. Treasury	U.S. Treasury 2.25% 2021	$5,000	5,041
11.14%	U.S. Treasury 2.875% 2021	2,250	2,309
	U.S. Treasury 1.625% 2022[3]	2,850	2,840
	U.S. Treasury 2.875% 2023	2,250	2,356
	U.S. Treasury 2.25% 2024	3,055	3,125
	U.S. Treasury 2.25% 2027	2,800	2,866
	U.S. Treasury 1.00%–3.13% 2019–2049[3]	27,028	27,782
			46,319

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.875% 2029[2]	3,845	4,054
inflation-protected	U.S. Treasury Inflation-Protected Securities
securities	0.13%–2.38% 2022–2044[2,3]	3,164	3,260
1.76%			7,314
	Total U.S. Treasury bonds & notes		53,633

Corporate bonds & notes 5.15%
Financials	JPMorgan Chase & Co. 2.55%–3.25% 2021–2023	254	257
1.10%	JPMorgan Chase & Co., Series S, junior subordinated, perpetual,
	6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[4]	135	149
	JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.926% 2021[5]	300	300
	Other securities		3,886
			4,592

American Funds Insurance Series      83

Global Balanced Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds & notes (continued)
Health care	AstraZeneca PLC 2.38%–3.50% 2022–2023	$260	$268
0.79%	Humana Inc. 3.15% 2022	100	102
	Other securities		2,910
			3,280

Consumer staples	Altria Group, Inc. 2.63%–5.80% 2020–2039	225	241
0.50%	Altria Group, Inc. 1.00%–2.20% 2023–2027	€280	332
	British American Tobacco PLC 3.56%–4.39% 2027–2037	$185	181
	Philip Morris International Inc. 2.00%–2.90% 2020–2022	170	171
	Reynolds American Inc. 4.00%–4.45% 2022–2025	120	126
	Other securities		1,039
			2,090

Information	Broadcom Ltd. 3.875% 2027	190	186
technology	Microsoft Corp. 2.40%–3.30% 2026–2027	577	596
0.26%	Other securities		293
			1,075

Other	Other securities		10,356
2.50%	Total corporate bonds & notes		21,393

Mortgage-backed obligations 2.47%
Federal agency	Fannie Mae Pool #CA3129 4.00% 2049[6]	3,115	3,235
mortgage-backed	Fannie Mae 3.50%–4.00% 2049[6]	2,893	2,996
obligations	Other securities		2,143
2.01%			8,374

Other	Other securities		1,900
0.46%	Total mortgage-backed obligations		10,274
	Total bonds, notes & other debt instruments (cost: $143,081,000)		146,871

Short-term securities 5.38%		Shares
Money market investments 5.16%
	Capital Group Central Cash Fund	214,395	21,438

		Principal amount
		(000)
Other short-term securities 0.22%
	Other securities		896
	Total short-term securities (cost: $22,342,000)		22,334

	Total investment securities 99.88% (cost: $359,712,000)		415,057
	Other assets less liabilities 0.12%		511
	Net assets 100.00%		$415,568

84     American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities (with an aggregate value of $9,220,000, which represented 2.22% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[7]	6/30/2019[8]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	54	October 2019	$5,400	$6,380	$89

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
GBP1,100	USD1,403	Morgan Stanley	7/8/2019	$(5)
USD705	GBP560	Morgan Stanley	7/8/2019	(6)
JPY25,675	USD238	HSBC Bank	7/10/2019	— [9]
THB8,500	USD276	HSBC Bank	7/12/2019	1
USD272	THB8,500	HSBC Bank	7/12/2019	(6)
USD823	ILS2,960	Goldman Sachs	7/12/2019	(7)
INR51,625	USD742	Citibank	7/15/2019	4
INR675	USD10	JPMorgan Chase	7/15/2019	— [9]
USD164	EUR145	JPMorgan Chase	7/15/2019	(2)
USD737	INR52,300	Standard Chartered Bank	7/15/2019	(19)
USD168	ILS600	HSBC Bank	7/16/2019	— [9]
EUR1,541	USD1,748	JPMorgan Chase	7/17/2019	6
GBP726	USD922	JPMorgan Chase	7/17/2019	1
USD486	INR33,900	Standard Chartered Bank	7/18/2019	(3)
USD185	INR12,900	Standard Chartered Bank	7/19/2019	(2)
USD333	CNH2,310	Bank of America, N.A.	7/19/2019	(3)
USD629	BRL2,450	Citibank	7/19/2019	(8)
EUR1,130	USD1,278	Morgan Stanley	7/22/2019	10
CAD1,650	USD1,251	Citibank	7/22/2019	9
USD119	INR8,300	Goldman Sachs	7/22/2019	(1)
EUR1,117	USD1,259	Goldman Sachs	7/23/2019	14
CLP1,033,000	USD1,512	JPMorgan Chase	7/24/2019	13
USD598	CNH4,100	Standard Chartered Bank	7/25/2019	2
USD565	JPY61,000	JPMorgan Chase	7/25/2019	(2)
USD337	EUR300	JPMorgan Chase	7/25/2019	(5)
USD509	THB15,900	HSBC Bank	7/25/2019	(10)
EUR744	USD843	Bank of America, N.A.	7/26/2019	5
SEK11,700	USD1,260	Citibank	7/26/2019	3
CAD1,490	USD1,134	HSBC Bank	7/29/2019	5
NOK4,300	USD491	HSBC Bank	8/22/2019	14
NOK2,100	USD243	Bank of America, N.A.	8/22/2019	4
USD1,482	CNH10,300	HSBC Bank	9/18/2019	(16)
USD652	BRL2,510	HSBC Bank	12/18/2019	9
USD156	BRL600	JPMorgan Chase	12/18/2019	2
BRL90	USD23	JPMorgan Chase	12/18/2019	— [9]
BRL50	USD13	HSBC Bank	12/18/2019	— [9]
BRL20	USD5	Citibank	12/18/2019	— [9]
BRL1,320	USD339	Standard Chartered Bank	12/18/2019	— [9]
BRL175	USD46	JPMorgan Chase	12/18/2019	(1)
BRL970	USD249	Bank of New York Mellon	12/18/2019	(1)

American Funds Insurance Series     85

Global Balanced Fund

Forward currency contracts (continued)

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
BRL250	USD65	HSBC Bank	12/20/2019	$(1)
USD62	BRL250	HSBC Bank	12/20/2019	(2)
				$2

Swap contracts

Interest rate swaps
					Upfront	Unrealized
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2019	receipts	at 6/30/2019
Receive	Pay	date	(000)	(000)	(000)	(000)
(0.0385)%	EONIA	12/4/2021	€4,300	$51	$—	$51

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $77,000, which represented .02% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts	ILS = Israeli shekels
BRL = Brazilian reais	INR = Indian rupees
CAD = Canadian dollars	JPY/¥ = Japanese yen
CLP = Chilean pesos	LIBOR = London Interbank Offered Rate
CNH = Chinese yuan renminbi	NOK = Norwegian kroner
EONIA = Euro Overnight Index Average	SEK = Swedish kronor
EUR/€ = Euros	THB = Thai baht
GBP = British pounds	USD/$ = U.S. dollars

See notes to financial statements.

86     American Funds Insurance Series

Bond Fund

Summary investment portfolio June 30, 2019	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 97.86%		(000)	(000)
Corporate bonds & notes 33.38%
Financials	Intesa Sanpaolo SpA 5.017% 2024[1]	$71,265	$71,473
7.76%	Other securities		739,022
			810,495

Health care	Teva Pharmaceutical Finance Co. BV 2.80% 2023	80,064	69,656
6.03%	Teva Pharmaceutical Finance Co. BV 2.20%–6.75% 2021–2046	149,049	121,795
	Other securities		438,516
			629,967

Energy	Petróleos Mexicanos 7.47% 2026	MXN295,000	12,220
4.52%	Petróleos Mexicanos 4.63%–6.88% 2022–2048	$127,082	126,235
	Other securities		333,016
			471,471

Utilities	Other securities		369,910
3.54%

Consumer	General Motors Co. 4.35%–6.75% 2025–2049	31,152	31,824
discretionary	General Motors Financial Co. 3.15%–4.20% 2020–2024	88,686	90,228
3.47%	Other securities		240,241
			362,293

Consumer staples	Other securities		342,911
3.29%

Information	Broadcom Inc. 3.63%–4.75% 2024–2029[1]	78,813	80,209
technology	Broadcom Ltd. 3.00%–3.88% 2022–2027	41,289	41,278
1.44%	Other securities		28,922
			150,409

Communication	Other securities		140,150
services
1.34%

Industrials	Other securities		130,721
1.25%

Other	Other securities		76,647
0.74%	Total corporate bonds & notes		3,484,974

U.S. Treasury bonds & notes 28.77%
U.S. Treasury	U.S. Treasury 2.25% 2021	100,300	101,133
24.04%	U.S. Treasury 2.50% 2023	57,200	58,802
	U.S. Treasury 2.625% 2023	70,000	72,641
	U.S. Treasury 2.75% 2023	173,600	180,131
	U.S. Treasury 2.00% 2024	76,627	77,537
	U.S. Treasury 2.125% 2024	250,100	254,272
	U.S. Treasury 2.125% 2024[2]	72,100	73,331
	U.S. Treasury 2.125% 2024	72,100	73,328
	U.S. Treasury 2.25% 2024	65,000	66,420
	U.S. Treasury 2.75% 2025	132,000	138,692

American Funds Insurance Series     87

Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 2.875% 2025[2]	$96,200	$101,972
(continued)	U.S. Treasury 2.875% 2025	72,100	76,308
	U.S. Treasury 2.25% 2026[2]	198,389	203,287
	U.S. Treasury 2.375% 2026	67,586	69,796
	U.S. Treasury 2.25% 2027[2]	120,200	123,007
	U.S. Treasury 2.25% 2027[2]	72,100	73,858
	U.S. Treasury 2.875% 2028	48,100	51,670
	U.S. Treasury 2.875% 2049	85,454	91,583
	U.S. Treasury 3.00% 2049[2]	332,286	364,601
	U.S. Treasury 1.75%–8.75% 2020–2029[2]	243,134	257,004
			2,509,373

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	54,975	55,644
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2027[2,3]	156,675	158,351
securities	U.S. Treasury Inflation-Protected Security 0.50% 2028[2,3]	152,451	131,785
4.73%	U.S. Treasury Inflation-Protected Security 0.75% 2028[2,3]	72,378	75,527
	U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	68,791	72,945
			494,252
	Total U.S. Treasury bonds & notes		3,003,625

Mortgage-backed obligations 26.15%
Federal agency	Fannie Mae Pool #MA3210 3.50% 2047[4]	89,746	92,447
mortgage-backed	Fannie Mae Pool #CA0858 3.50% 2047[4]	63,102	64,928
obligations	Fannie Mae Pool #MA3495 4.00% 2048[4]	98,127	101,419
26.02%	Fannie Mae Pool #CA3084 4.00% 2049[4]	55,282	57,416
	Fannie Mae 3.00%–9.18% 2023–2049[4,5]	255,391	264,897
	Freddie Mac 3.50% 2047[4]	106,865	110,183
	Freddie Mac 3.50% 2047[4]	59,630	61,445
	Freddie Mac 4.00% 2048[4]	58,441	60,493
	Freddie Mac Pool #G08799 3.00% 2048[4]	61,148	61,734
	Freddie Mac 3.00%–5.50% 2033–2049[4]	232,108	240,369
	Government National Mortgage Assn. 4.50% 2049[4]	81,214	84,946
	Government National Mortgage Assn. 5.00% 2049[4]	85,429	89,745
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[4]	118,347	122,793
	Government National Mortgage Assn. Pool #MA5932 4.50% 2049[4]	49,883	52,303
	Government National Mortgage Assn. 4.00%–5.00% 2048–2049[4,6]	168,519	176,477
	Uniform Mortgage-Backed Security 3.00% 2034[4]	325,469	331,802
	Uniform Mortgage-Backed Security 3.50% 2034[4]	575	594
	Uniform Mortgage-Backed Security 3.00% 2049[4]	132,220	133,298
	Uniform Mortgage-Backed Security 3.50% 2049[4]	121,550	124,237
	Uniform Mortgage-Backed Security 3.50% 2049[4,6]	69,197	70,709
	Uniform Mortgage-Backed Security 4.00% 2049[4]	167,704	173,302
	Uniform Mortgage-Backed Security 4.50% 2049[4]	140,648	146,980
	Uniform Mortgage-Backed Security 5.00% 2049[4]	49,800	52,637
	Other securities		41,331
			2,716,485

Other	Other securities		13,317
0.13%	Total mortgage-backed obligations		2,729,802

88     American Funds Insurance Series

Bond Fund

		Principal amount		Value
Bonds, notes & other debt instruments		(000)		(000)
Bonds & notes of governments & government agencies outside the U.S. 5.58%
	Italy (Republic of) 0.95%–2.10% 2023–2028		€125,027	$143,579
	Japan, Series 20, 0.10% 2025[3]		¥11,441,250	109,583
	United Mexican States, Series M, 6.50% 2021	MXN	3,132,700	160,275
	United Mexican States, Series M, 5.75% 2026		527,500	25,014
	United Mexican States 3.60% 2025		$11,500	11,793
	Other securities			131,669
				581,913

Municipals 1.96%
Illinois	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023		23,616	24,724
1.73%	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		90,885	95,786
	G.O. Bonds, Series 2013-B, 3.65% 2020		1,825	1,835
	G.O. Bonds, Series 2013-B, 4.11% 2022		750	765
	G.O. Bonds, Series 2013-B, 4.31% 2023		2,125	2,172
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020		250	255
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022		2,370	2,530
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023		3,210	3,460
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020		2,400	2,452
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021		5,838	6,021
	Other securities			40,428
				180,428

Other	Other securities			24,030
0.23%	Total municipals			204,458

Asset-backed obligations 1.90%
	Other securities			198,442

Federal agency bonds & notes 0.12%
	Fannie Mae 2.125% 2026		11,910	12,020
	Total bonds, notes & other debt instruments (cost: $9,922,830,000)			10,215,234

Common stocks 0.00%			Shares
Other	Other securities			228
0.00%	Total common stocks (cost: $605,000)			228

Rights & warrants 0.00%
Energy	Other securities			31
0.00%	Total rights & warrants (cost: $16,000)			31

Short-term securities 10.42%
Money market investments 9.91%
	Capital Group Central Cash Fund		10,350,250	1,034,921

American Funds Insurance Series     89

Bond Fund

	Principal amount	Value
Short-term securities (continued)	(000)	(000)
Other short-term securities 0.51%
Italian Treasury Bill 0.53% due 8/14/2019	€46,400	$52,775
Total short-term securities (cost: $1,088,623,000)		1,087,696

Total investment securities 108.28% (cost: $11,012,074,000)		11,303,189
Other assets less liabilities (8.28)%		(863,942)
Net assets 100.00%		$10,439,247

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $5,406,000, which represented .05% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $688,000, which represented .01% of the net assets of the fund.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[7]	6/30/2019[8]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	5,350	September 2019	$1,337,500	$1,310,683	$1,392
90 Day Euro Dollar Futures	Short	5,350	September 2020	(1,337,500)	(1,316,702)	(815)
2 Year U.S. Treasury Note Futures	Long	16,013	October 2019	3,202,600	3,445,672	24,185
5 Year Euro-Bobl Futures	Short	1,840	September 2019	€(184,000)	(281,284)	(1,006)
5 Year U.S. Treasury Note Futures	Long	12,439	October 2019	$1,243,900	1,469,746	12,843
10 Year Euro-Bund Futures	Short	1,572	September 2019	€(157,200)	(308,776)	(3,162)
10 Year U.S. Treasury Note Futures	Long	798	September 2019	$79,800	102,119	1,994
10 Year Ultra U.S. Treasury Note Futures	Short	2,081	September 2019	(208,100)	(287,438)	(7,156)
30 Year Euro-Buxl Futures	Long	270	September 2019	€27,000	62,294	2,143
30 Year Ultra U.S. Treasury Bond Futures	Long	973	September 2019	$97,300	172,768	7,572
						$37,990

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
USD14,098	EUR12,500	Bank of America, N.A.	7/10/2019	$(131)
USD120,688	MXN2,400,000	Citibank	7/15/2019	(3,999)
USD61,551	MXN1,220,000	Goldman Sachs	7/16/2019	(1,821)
USD13,045	MXN252,000	HSBC Bank	7/17/2019	(43)
USD67,440	JPY7,300,000	Bank of America, N.A.	7/17/2019	(372)
USD137,941	EUR121,575	Bank of America, N.A.	7/17/2019	(526)
KRW120,000,000	USD101,502	Citibank	7/19/2019	2,492
USD13,358	JPY1,445,000	Citibank	7/19/2019	(67)
USD4,048	EUR3,580	Morgan Stanley	7/22/2019	(31)
USD31,777	JPY3,430,000	JPMorgan Chase	7/25/2019	(106)
USD13,450	EUR11,970	JPMorgan Chase	7/25/2019	(192)

90     American Funds Insurance Series

Bond Fund

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
USD42,575	EUR37,600	Morgan Stanley	7/25/2019	$(279)
USD54,526	EUR46,000	Bank of America, N.A.	8/14/2019	2,014
				$(3,061)

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	6/30/2019	receipts	at 6/30/2019
Receive	Pay	date	(000)	(000)	(000)	(000)
U.S. EFFR	2.0275%	9/18/2019	$6,105,900	$10	$—	$10
3-month USD-LIBOR	2.18075%	3/29/2024	31,600	(627)	—	(627)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(652)	—	(652)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(723)	—	(723)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(7,133)	—	(7,133)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,821)	—	(1,821)
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(1,169)	—	(1,169)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,059)	—	(1,059)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,356	—	1,356
					$—	$(11,818)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,029,365,000, which represented 9.86% of the net assets of the fund.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $40,793,000, which represented .39% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Purchased on a TBA basis.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols
EFFR = Effective Federal Funds Rate
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
G.O. = General Obligation
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     91

Global Bond Fund
Investment portfolio June 30, 2019	unaudited

		Principal amount		Value
Bonds, notes & other debt instruments 92.18%		(000)		(000)
Euros	Greece (Hellenic Republic of) 3.45% 2024		€8,400	$10,504
15.81%	Greece (Hellenic Republic of) 3.375% 2025		9,060	11,313
	Greece (Hellenic Republic of) 3.75% 2028		8,409	10,633
	Greece (Hellenic Republic of) 3.875% 2029		20,475	26,152
	Greece (Hellenic Republic of) 3.90%–4.20% 2033–2042		11,144	14,361
	Israel (State of) 1.50% 2029		1,600	1,961
	Italy (Republic of) 1.35% 2022		3,225	3,732
	Italy (Republic of) 0.10% 2023[1]		23,422	26,058
	Italy (Republic of) 1.85% 2024		18,500	21,630
	Italy (Republic of) 2.80% 2028		31,305	38,212
	Italy (Republic of) 3.10% 2040		11,800	14,097
	Romania 4.625% 2049		11,663	16,063
	Romania 2.88%–4.13% 2029–2039		13,258	16,789
	Spain (Kingdom of) 1.45% 2027		12,300	15,393
	Spain (Kingdom of) 1.45% 2029		9,390	11,767
	Other securities			102,696
				341,361

Japanese yen	Japan, Series 395, 0.10% 2020		¥3,702,000	34,491
12.81%	Japan, Series 19, 0.10% 2024[1]		2,431,026	23,227
	Japan, Series 18, 0.10% 2024[1]		1,962,616	18,687
	Japan, Series 346, 0.10% 2027		3,125,000	29,797
	Japan, Series 23, 0.10% 2028[1]		1,996,522	19,340
	Japan, Series 24, 0.10% 2029[1]		1,611,175	15,616
	Japan, Series 116, 2.20% 2030		1,735,000	20,128
	Japan, Series 145, 1.70% 2033		2,210,000	25,311
	Japan, Series 42, 1.70% 2044		911,900	11,254
	Japan, Series 62, 0.50% 2049		1,179,000	11,329
	Japan 0.10%–2.30% 2020–2048[1]		6,751,063	67,504
				276,684

Chinese yuan	China Development Bank Corp., Series 1814, 4.15% 2025	CNY	70,000	10,452
renminbi	China Development Bank Corp., Series 1806, 4.73% 2025		102,000	15,699
3.12%	China Development Bank Corp., Series 1805, 4.04% 2028		33,000	4,881
	China Development Bank Corp., Series 1805, 4.88% 2028		70,200	11,023
	China Development Bank Corp., Series 1905, 3.48% 2029		177,300	25,300
				67,355

Mexican pesos	Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	99,000	4,116
3.10%	United Mexican States, Series M, 5.75% 2026		277,500	13,159
	United Mexican States, Series M, 7.50% 2027		696,000	36,227
	United Mexican States 6.50%–8.00% 2020–2022		263,600	13,524
				67,026

Danish kroner	Nykredit Realkredit AS, Series 01E, 1.50% 2037[2]	DKr	90,220	14,267
2.12%	Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]		167,906	26,449
	Nykredit Realkredit AS 2.00%–2.50% 2037–2047[2]		31,675	5,070
				45,786

Indian rupees	India (Republic of) 6.79%–8.83% 2023–2030	INR	2,408,770	35,797
1.84%	Other securities			3,893
				39,690

92     American Funds Insurance Series

Global Bond Fund

		Principal amount		Value
Bonds, notes & other debt instruments		(000)		(000)
Norwegian kroner	Norway (Kingdom of) 3.75% 2021	NKr	145,721	$17,884
1.64%	Norway (Kingdom of) 2.00% 2023		99,579	12,016
	Norway (Kingdom of) 3.00% 2024		43,200	5,464
				35,364

British pounds	United Kingdom 1.50%–4.25% 2023–2047		£17,380	26,004
1.28%	Other securities			1,639
				27,643

South African rand	South Africa (Republic of) 6.50%–8.75% 2041–2048	ZAR	458,675	27,252
1.26%

Thai baht	Thailand (Kingdom of) 2.13%–3.30% 2026–2038	THB	658,750	22,820
1.06%

Indonesian rupiah	Indonesia (Republic of), Series 78, 8.25% 2029	IDR	143,588,000	10,799
0.99%	Indonesia (Republic of) 6.13%–8.38% 2028–2034		146,142,000	10,497
				21,296

Israeli shekels	Israel (State of) 2.00% 2027	ILS	28,300	8,297
0.95%	Israel (State of) 5.50% 2042		29,300	12,331
				20,628

Polish zloty	Poland (Republic of), Series 1021, 5.75% 2021	PLN	45,080	13,216
0.95%	Poland (Republic of), Series 0922, 5.75% 2022		24,500	7,378
				20,594

Colombian pesos	Colombia (Republic of), Series B, 6.25% 2025	COP	35,436,000	11,464
0.53%

U.S. dollars	Fannie Mae Pool #MA3692 3.50% 2049[2]		$22,180	22,706
41.07%	Fannie Mae Pool #CA3084 4.00% 2049[2]		34,920	36,268
	Fannie Mae Pool #CA3129 4.00% 2049[2]		34,051	35,365
	Fannie Mae 2.18%–4.00% 2022–2049[2]		13,253	13,678
	Government National Mortgage Assn. Pool #MA5987 4.50% 2049[2]		16,360	17,108
	Indonesia (Republic of) 3.75%–4.75% 2022–2026		4,610	4,955
	Petróleos Mexicanos 4.88%–6.35% 2022–2048		1,177	1,049
	Poland (Republic of) 3.25%–4.00% 2024–2026		5,570	5,916
	PT Indonesia Asahan Aluminium Tbk 5.23%–5.71% 2021–2023[3]		1,405	1,499
	South Africa (Republic of) 5.50% 2020		1,900	1,933
	Statoil ASA 3.70%–4.25% 2024–2041		2,950	3,192
	U.S. Treasury 2.25% 2024		11,000	11,250
	U.S. Treasury 2.75% 2025		10,140	10,673
	U.S. Treasury 2.75% 2028[4]		16,900	17,965
	U.S. Treasury 2.875% 2028[4]		19,850	21,308
	U.S. Treasury 2.75% 2047[4]		13,000	13,557
	U.S. Treasury 3.00% 2049[4]		9,680	10,621
	U.S. Treasury 1.88%–3.00% 2020–2049[4]		61,475	63,903
	U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		23,959	24,398

American Funds Insurance Series     93

Global Bond Fund

		Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)		(000)
U.S. dollars	U.S. Treasury Inflation-Protected Security 0.875% 2029[1]		$73,149	$77,117
(continued)	U.S. Treasury Inflation-Protected Securities
	0.13%–2.38% 2024–2044[1,4]		24,163	25,186
	Other securities			467,232
				886,879

Other	Other securities			78,758
3.65%	Total bonds, notes & other debt instruments (cost: $1,927,787,000)			1,990,600

Convertible bonds 0.00%
U.S. dollars	Other securities			102
0.00%	Total convertible bonds (cost: $110,000)			102

Convertible stocks 0.04%			Shares
U.S. dollars	Other securities			847
0.04%	Total convertible stocks (cost: $816,000)			847

Common stocks 0.03%
U.S. dollars	Other securities			671
0.03%	Total common stocks (cost: $1,862,000)			671

Rights & warrants 0.00%
U.S. dollars	Other securities			17
0.00%	Total rights & warrants (cost: $8,000)			17

		Principal amount
Short-term securities 7.11%		(000)
Other short-term securities 7.10%
	Greek Treasury Bill 0.41% due 12/6/2019		€7,260	8,243
	Japanese Treasury Bill (0.15)% due 8/19/2019		¥11,500,000	106,685
	Nigerian Treasury Bills 12.34%–14.31% due 8/1/2019–3/5/2020	NGN	6,627,000	17,608
	United Kingdom Treasury Bills 0.72%–0.72% due 10/14/2019–10/21/2019		£8,700	11,025
	Other securities			9,762
				153,323

			Shares
Money market investments 0.01%
	Other securities			94
	Total short-term securities (cost: $151,675,000)			153,417

	Total investment securities 99.36% (cost: $2,082,258,000)			2,145,654
	Other assets less liabilities 0.64%			13,727
	Net assets 100.00%			$2,159,381

94     American Funds Insurance Series

Global Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,939,000, which represented .09% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,632,000, which represented .21% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $151,000, an aggregate cost of $116,000, and which represented .01% of the net assets of the fund) were acquired from 8/31/2018 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[5]	6/30/2019[6]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	1,113	September 2019	$278,250	$272,671	$249
90 Day Euro Dollar Futures	Short	1,113	September 2020	(278,250)	(273,923)	(183)
2 Year U.S. Treasury Note Futures	Short	803	October 2019	(160,600)	(172,789)	(460)
5 Year U.S. Treasury Note Futures	Long	982	October 2019	98,200	116,029	1,502
10 Year Euro-Bund Futures	Short	154	September 2019	€(15,400)	(30,249)	(336)
10 Year U.S. Treasury Note Futures	Long	202	September 2019	$20,200	25,850	609
20 Year U.S. Treasury Bond Futures	Long	98	September 2019	9,800	15,248	45
30 Year Euro-Buxl Futures	Long	42	September 2019	€4,200	9,690	333
30 Year Ultra U.S. Treasury Bond Futures	Short	55	September 2019	$(5,500)	(9,766)	(445)
						$1,314

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
GBP18,800	USD23,982	Morgan Stanley	7/8/2019	$(95)
USD10,991	GBP8,725	Morgan Stanley	7/8/2019	(95)
EUR3,165	USD3,570	Bank of America, N.A.	7/10/2019	33
JPY764,987	USD7,103	HSBC Bank	7/10/2019	— [7]
USD1,295	MXN25,590	Morgan Stanley	7/10/2019	(36)
AUD3,740	USD2,561	Goldman Sachs	7/12/2019	66
THB77,700	USD2,526	HSBC Bank	7/12/2019	8
USD2,618	AUD3,740	Citibank	7/12/2019	(9)
GBP2,800	USD3,569	JPMorgan Chase	7/12/2019	(11)
USD2,482	THB77,700	HSBC Bank	7/12/2019	(52)
USD10,891	ILS39,170	Goldman Sachs	7/12/2019	(95)
EUR23,978	USD27,064	JPMorgan Chase	7/15/2019	240
INR818,000	USD11,758	Citibank	7/15/2019	67
USD7,058	CNH48,920	HSBC Bank	7/15/2019	(62)
USD11,531	INR818,000	Standard Chartered Bank	7/15/2019	(294)
AUD7,600	USD5,259	Morgan Stanley	7/16/2019	80
USD5,327	AUD7,600	Bank of America, N.A.	7/16/2019	(12)
USD1,441	CNH10,000	JPMorgan Chase	7/16/2019	(15)
GBP10,629	USD13,500	JPMorgan Chase	7/17/2019	13
EUR7,100	USD8,093	JPMorgan Chase	7/17/2019	(7)
USD1,832	EUR1,615	Bank of America, N.A.	7/17/2019	(7)
USD1,758	EUR1,565	JPMorgan Chase	7/17/2019	(24)
USD7,301	INR508,800	Standard Chartered Bank	7/18/2019	(51)
USD2,894	INR202,000	Standard Chartered Bank	7/19/2019	(25)
USD3,571	CNH24,770	Bank of America, N.A.	7/19/2019	(34)

American Funds Insurance Series     95

Global Bond Fund

Forward currency contracts (continued)

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
USD7,980	BRL31,080	Citibank	7/19/2019	$(98)
EUR17,600	USD19,900	Morgan Stanley	7/22/2019	154
CAD25,310	USD19,196	Citibank	7/22/2019	143
USD842	EUR745	Morgan Stanley	7/22/2019	(7)
USD4,298	INR299,650	Goldman Sachs	7/22/2019	(30)
EUR19,079	USD21,512	Goldman Sachs	7/23/2019	229
CLP23,504,000	USD34,402	JPMorgan Chase	7/24/2019	298
USD351	EUR310	Standard Chartered Bank	7/24/2019	(2)
USD1,392	EUR1,235	Goldman Sachs	7/24/2019	(15)
USD9,027	ILS32,500	Standard Chartered Bank	7/24/2019	(94)
EUR6,815	USD7,658	JPMorgan Chase	7/25/2019	109
USD6,287	CNH43,100	Standard Chartered Bank	7/25/2019	14
THB32,900	USD1,070	HSBC Bank	7/25/2019	4
THB25,000	USD813	UBS AG	7/25/2019	3
THB186,700	USD6,091	Bank of America, N.A.	7/25/2019	1
USD5,142	INR360,000	JPMorgan Chase	7/25/2019	(55)
USD7,831	THB244,600	HSBC Bank	7/25/2019	(150)
EUR15,210	USD17,233	Bank of America, N.A.	7/26/2019	103
USD63,123	JPY6,779,504	UBS AG	7/26/2019	101
SEK178,500	USD19,216	Citibank	7/26/2019	48
USD2,985	MYR12,410	HSBC Bank	7/26/2019	(17)
CAD24,850	USD18,908	HSBC Bank	7/29/2019	83
GBP5,380	USD6,832	Bank of America, N.A.	8/5/2019	13
CHF1,000	USD1,023	Morgan Stanley	8/5/2019	5
JPY1,669,300	USD15,583	Morgan Stanley	8/5/2019	(54)
USD835	INR58,300	JPMorgan Chase	8/6/2019	(5)
USD27,475	CNH189,020	JPMorgan Chase	8/6/2019	(33)
NOK64,000	USD7,304	HSBC Bank	8/22/2019	211
AUD7,840	USD5,376	Goldman Sachs	8/22/2019	138
NOK31,900	USD3,687	Bank of America, N.A.	8/22/2019	59
USD5,438	AUD7,840	Bank of America, N.A.	8/22/2019	(76)
USD10,804	EUR9,610	Goldman Sachs	8/22/2019	(173)
JPY1,183,000	USD10,826	Standard Chartered Bank	8/28/2019	198
USD10,956	JPY1,183,000	Morgan Stanley	8/28/2019	(67)
USD983	CNH6,800	Bank of New York Mellon	9/18/2019	(6)
USD21,661	CNH150,500	HSBC Bank	9/18/2019	(232)
INR226,000	USD3,224	HSBC Bank	9/20/2019	16
USD7,136	INR500,000	JPMorgan Chase	9/20/2019	(30)
USD4,892	THB155,000	Citibank	9/20/2019	(173)
USD2,780	BRL11,000	Morgan Stanley	12/16/2019	(39)
BRL11,000	USD2,923	Citibank	12/16/2019	(104)
BRL290	USD74	JPMorgan Chase	12/18/2019	— [7]
BRL20,200	USD5,183	Standard Chartered Bank	12/18/2019	(7)
BRL14,680	USD3,771	Standard Chartered Bank	12/18/2019	(10)
USD10,781	BRL43,200	Citibank	12/18/2019	(289)
USD2,365	BRL9,500	HSBC Bank	12/20/2019	(69)
BRL9,500	USD2,535	HSBC Bank	12/20/2019	(101)
USD393	EUR340	JPMorgan Chase	3/26/2020	(2)
USD4,553	EUR3,940	Bank of America, N.A.	3/26/2020	(20)
				$(445)

96     American Funds Insurance Series

Global Bond Fund

Swap contracts

Interest rate swaps
						Upfront	Unrealized
					Value at	payments/	appreciation
		Expiration	Notional		6/30/2019	receipts	at 6/30/2019
Receive	Pay	date	(000)		(000)	(000)	(000)
0.175%	3-month SEK-STIBOR	3/23/2021	SKr	360,800	$104	$—	$104
0.17%	3-month SEK-STIBOR	3/23/2021		360,700	102	—	102
0.1675%	3-month SEK-STIBOR	3/23/2021		360,700	101	—	101
0.1775%	3-month SEK-STIBOR	3/23/2021		154,400	45	—	45
(0.0385)%	EONIA	12/4/2021		€64,600	760	—	759
7.7225%	28-day MXN-TIIE	3/18/2024	MXN	256,000	240	—	240
						$—	$1,351

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $180,764,000, which represented 8.37% of the net assets of the fund.

[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,781,000, which represented .18% of the net assets of the fund.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars	INR = Indian rupees
BRL = Brazilian reais	JPY/¥ = Japanese yen
CAD = Canadian dollars	MXN = Mexican pesos
CHF = Swiss francs	MYR = Malaysian ringgits
CLP = Chilean pesos	NGN = Nigerian naira
CNH/CNY = Chinese yuan renminbi	NOK/NKr = Norwegian kroner
COP = Colombian pesos	PLN = Polish zloty
DKr = Danish kroner	SEK/SKr = Swedish kronor
EONIA = Euro Overnight Index Average	STIBOR = Stockholm Interbank Offered Rate
EUR/€ = Euros	THB = Thai baht
GBP/£ = British pounds	TIIE = Equilibrium Interbank Interest Rate
IDR = Indonesian rupiah	USD/$ = U.S. dollars
ILS = Israeli shekels	ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series     97

High-Income Bond Fund

Summary investment portfolio June 30, 2019	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 92.78%		(000)	(000)
Corporate bonds & notes 92.77%
Communication	Cablevision Systems Corp. 6.75% 2021	$5,025	$5,389
services	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,450	6,781
15.47%	CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%–5.88% 2023–2029[1]	9,350	9,564
	CenturyLink, Inc. 6.75% 2023	7,100	7,677
	Frontier Communications Corp. 10.50% 2022	8,540	5,829
	Frontier Communications Corp. 11.00% 2025	16,270	10,169
	Frontier Communications Corp. 8.00%–9.25% 2020–2027[1]	7,830	7,302
	Gogo Inc. 9.875% 2024[1]	16,025	16,525
	Inmarsat PLC 4.875% 2022[1]	5,300	5,360
	Intelsat Jackson Holding Co. 8.50% 2024[1]	5,675	5,647
	MDC Partners Inc. 6.50% 2024[1]	8,330	7,697
	Meredith Corp. 6.875% 2026	6,315	6,733
	Sprint Corp. 11.50% 2021	7,130	8,271
	Sprint Corp. 6.88%–8.75% 2021–2032	6,295	6,777
	Other securities		88,347
			198,068

Health care	Bausch Health Companies Inc. 7.00% 2028[1]	1,510	1,569
14.23%	Endo International PLC 5.75%–6.00% 2022–2025[1,2]	11,239	9,134
	Kinetic Concepts, Inc. 12.50% 2021[1]	6,573	7,255
	Mallinckrodt PLC 4.875% 2020[1]	6,530	6,326
	Molina Healthcare, Inc. 5.375% 2022	10,585	11,048
	Molina Healthcare, Inc. 4.875% 2025[1]	2,919	2,974
	Par Pharmaceutical Companies Inc. 7.50% 2027[1]	5,325	5,245
	Rotech Healthcare Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.80% 2023 (100% PIK)[3,4,5,6,7]	7,776	7,561
	Tenet Healthcare Corp. 4.375% 2021	5,755	5,870
	Tenet Healthcare Corp. 4.50%–8.13% 2020–2025	15,972	16,457
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,192	7,757
	Teva Pharmaceutical Finance Co. BV 2.20%–6.75% 2021–2028	10,191	8,816
	Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	13,430	13,732
	Valeant Pharmaceuticals International, Inc. 5.88%–9.25% 2023–2027[1]	11,626	12,615
	Other securities		65,826
			182,185

Materials	Cleveland-Cliffs Inc. 4.875% 2024[1]	5,775	5,876
12.56%	Cleveland-Cliffs Inc. 5.75% 2025	5,956	5,941
	Cleveland-Cliffs Inc. 5.875% 2027[1]	8,285	8,078
	First Quantum Minerals Ltd. 7.25% 2023[1]	8,150	7,967
	First Quantum Minerals Ltd. 7.50% 2025[1]	11,100	10,614
	First Quantum Minerals Ltd. 6.50%–7.25% 2021–2026[1]	11,373	10,863
	Ryerson Inc. 11.00% 2022[1]	7,186	7,602
	Venator Materials Corp. 5.75% 2025[1]	6,235	5,744
	Other securities		98,049
			160,734

Energy	CONSOL Energy Inc. 5.875% 2022	7,546	7,357
11.59%	Transocean Guardian Ltd. 5.875% 2024[1]	1,044	1,066
	Transocean Inc. 6.13%–9.00% 2021–2026[1,2]	10,027	10,531
	Transocean Poseidon Ltd. 6.875% 2027[1]	655	694
	Transocean Sentry Ltd. 5.375% 2023[1]	1,200	1,204
	Other securities		127,530
			148,382

98     American Funds Insurance Series

High-Income Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
Consumer	Cirsa Gaming Corp. SA 7.875% 2023[1]	$5,235	$5,562
discretionary	PetSmart, Inc. 7.125% 2023[1]	9,565	9,015
10.58%	PetSmart, Inc. 5.875% 2025[1]	10,775	10,506
	PetSmart, Inc. 8.875% 2025[1]	8,870	8,582
	Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,380	5,293
	Scientific Games Corp. 8.25% 2026[1]	5,610	5,904
	Sotheby’s 4.875% 2025[1]	5,495	5,612
	Staples, Inc. 7.50% 2026[1]	8,975	8,945
	Other securities		76,067
			135,486

Industrials	Associated Materials, LLC 9.00% 2024[1]	5,773	5,499
9.76%	Builders FirstSource, Inc. 5.625% 2024[1]	7,160	7,406
	Dun & Bradstreet Corp. 10.25% 2027[1]	4,993	5,318
	Hertz Global Holdings Inc. 7.625% 2022[1]	6,269	6,520
	LSC Communications, Inc. 8.75% 2023[1]	9,430	9,006
	Other securities		91,198
			124,947

Information	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.652% 2025[5,7]	7,325	7,281
technology	Camelot Finance SA 7.875% 2024[1]	7,580	7,987
6.75%	Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	6,030	6,565
	Infor (US), Inc. 6.50% 2022	6,100	6,230
	Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.829% 2024[5,7]	8,645	8,951
	Unisys Corp. 10.75% 2022[1]	6,600	7,318
	Other securities		42,039
			86,371

Financials	Compass Diversified Holdings 8.00% 2026[1]	5,710	5,963
4.23%	FS Energy and Power Fund 7.50% 2023[1]	5,365	5,459
	Other securities		42,699
			54,121

Utilities	Other securities		35,647
2.78%

Real estate	Brookfield Property REIT Inc. 5.75% 2026[1]	5,135	5,308
2.68%	Howard Hughes Corp. 5.375% 2025[1]	6,070	6,302
	Other securities		22,685
			34,295

Consumer staples	Other securities		27,442
2.14%	Total corporate bonds & notes		1,187,678

Municipals 0.01%
	Other securities		94
	Total bonds, notes & other debt instruments (cost: $1,194,906,000)		1,187,772

Convertible bonds 0.55%
Communication	Gogo Inc., convertible notes, 6.00% 2022[1]	2,140	1,980
services	Other securities		1,722
0.29%			3,702

American Funds Insurance Series     99

High-Income Bond Fund

		Principal amount	Value
Convertible bonds (continued)		(000)	(000)
Energy	Other securities		$2,142
0.16%

Health care	Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	$1,375	1,264
0.10%	Total convertible bonds (cost: $7,604,000)		7,108

Convertible stocks 0.45%		Shares
Other	Other securities		5,724
0.45%	Total convertible stocks (cost: $5,516,000)		5,724

Preferred securities 0.18%
Consumer	Other securities		2,292
discretionary	Total preferred securities (cost: $1,656,000)		2,292
0.18%

Common stocks 0.68%
Communication	Frontier Communications Corp.[8]	13,333	23
services	Other securities		594
0.05%			617

Other	Other securities		8,070
0.63%	Total common stocks (cost: $14,466,000)		8,687

Rights & warrants 0.01%
Energy	Other securities		112
0.01%	Total rights & warrants (cost: $71,000)		112

Short-term securities 5.44%
Money market investments 5.44%
	Capital Group Central Cash Fund	696,954	69,689
	Total short-term securities (cost: $69,691,000)		69,689

	Total investment securities 100.09% (cost: $1,293,910,000)		1,281,384
	Other assets less liabilities (0.09)%		(1,092)
	Net assets 100.00%		$1,280,292

100     American Funds Insurance Series

High-Income Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $3,932,000, an aggregate cost of $5,683,000, and which represented .31% of the net assets of the fund) were acquired from 12/13/2012 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
						Unrealized
				Value at	Upfront	depreciation
	Pay/	Expiration	Notional	6/30/2019	payments	at 6/30/2019
Receive	Payment frequency	date	(000)	(000)	(000)	(000)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	$10,500	$(227)	$(218)	$(9)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	46,800	(3,554)	(3,279)	(275)
					$(3,497)	$(284)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $737,359,000, which represented 57.59% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $26,897,000, which represented 2.10% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $81,956,000, which represented 6.40% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Coupon rate may change periodically.
[8]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     101

Mortgage Fund

Summary investment portfolio June 30, 2019	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 94.10%		(000)	(000)
Mortgage-backed obligations 74.36%
Federal agency	Fannie Mae Pool #CA0133 4.00% 2047[1]	$6,696	$6,985
mortgage-backed	Fannie Mae Pool #BE6965 4.00% 2047[1]	4,113	4,291
obligations	Fannie Mae Pool #MA3384 4.00% 2048[1]	5,687	5,907
71.67%	Fannie Mae Pool #CA1907 4.50% 2048[1]	13,478	14,174
	Fannie Mae Pool #CA1709 4.50% 2048[1]	7,191	7,566
	Fannie Mae Pool #CA1563 4.50% 2048[1]	4,035	4,246
	Fannie Mae Pool #CA2055 4.50% 2048[1]	1,516	1,594
	Fannie Mae Pool #MA3692 3.50% 2049[1]	3,409	3,489
	Fannie Mae Pool #MA3630 5.00% 2049[1]	3,201	3,395
	Fannie Mae 4.00%–5.00% 2036–2048[1]	1,776	1,850
	Freddie Mac 4.00% 2036[1]	4,637	4,857
	Freddie Mac 3.00% 2046[1]	6,767	6,911
	Freddie Mac 4.00% 2048[1]	1,795	1,869
	Freddie Mac 4.00% 2048[1]	1,700	1,760
	Freddie Mac Pool #760014 3.347% 2045[1,2]	1,925	1,959
	Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	4,929
	Freddie Mac 2.60%–5.00% 2020–2047[1,2]	5,097	5,304
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[1]	1,586	1,610
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,514	1,518
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[1,2]	11,500	11,767
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	10,413	10,609
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	7,207	7,358
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 2028[1]	7,381	7,694
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 2028[1]	1,995	2,076
	Government National Mortgage Assn. 5.50% 2040[1]	1,654	1,764
	Government National Mortgage Assn. 3.50% 2043[1]	1,912	1,989
	Government National Mortgage Assn. 3.50% 2043[1]	1,554	1,616
	Government National Mortgage Assn. 4.25% 2044[1]	1,699	1,790
	Government National Mortgage Assn. 4.50% 2049[1]	25,316	26,479
	Government National Mortgage Assn. 4.50% 2049[1]	2,823	2,954
	Government National Mortgage Assn. 5.00% 2049[1]	8,039	8,445
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[1]	4,951	5,137
	Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	2,256	2,355
	Government National Mortgage Assn. Pool #MA5932 4.50% 2049[1]	2,170	2,275
	Government National Mortgage Assn. Pool #MA5711 4.50% 2049[1]	1,898	1,987
	Government National Mortgage Assn. Pool #MA5987 4.50% 2049[1]	1,814	1,897
	Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1,3]	17,694	18,430
	Uniform Mortgage-Backed Security 5.00% 2049[1]	1,868	1,974
	Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	3,972	3,998
	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	389	397
	Other securities		1,326
			208,531

Collateralized	Finance of America Structured Securities Trust, Series 2018-HB1, Class A,
mortgage-backed	3.375% 2028[1,2,4]	1,528	1,533
obligations (privately	Other securities		6,283
originated)			7,816
2.69%	Total mortgage-backed obligations		216,347

102     American Funds Insurance Series

Mortgage Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
U.S. Treasury bonds & notes 9.79%
U.S. Treasury	U.S. Treasury 2.00% 2022	$2,400	$2,421
5.07%	U.S. Treasury 1.75% 2023	3,500	3,503
	U.S. Treasury 2.875% 2023	4,350	4,555
	U.S. Treasury 2.50% 2024	2,500	2,586
	U.S. Treasury 1.50%–2.75% 2020–2023	1,668	1,687
			14,752

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	6,172	6,249
inflation-protected	U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	7,276	7,324
securities	U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	128	166
4.72%			13,739
	Total U.S. Treasury bonds & notes		28,491

Federal agency bonds & notes 6.48%
	Fannie Mae 2.00% 2022	5,800	5,835
	Federal Home Loan Bank 1.375% 2021	3,000	2,979
	Federal Home Loan Bank 1.875% 2021	10,000	10,034
			18,848

Asset-backed obligations 3.46%
	Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A,
	2.73% 2021[1,4]	1,823	1,825
	SLM Private Credit Student Loan Trust, Series 2010-1, Class A,
	(1-month USD-LIBOR + 0.40%) 2.804% 2025[1,2]	2,433	2,364
	Other securities		5,886
			10,075

Corporate bonds & notes 0.01%
Financials	Other securities		27
0.01%	Total bonds, notes & other debt instruments (cost: $269,214,000)		273,788

Short-term securities 7.13%
Federal agency discount notes 6.03%
	Federal Home Loan Bank 2.27%-2.40% 2019	10,000	9,989
	Freddie Mac 2.40% due 10/10/2019	7,600	7,555
			17,544

Commercial paper 1.10%
	Sumitomo Mitsui Banking Corp. 2.30% due 7/19/2019[4]	3,200	3,196
	Total short-term securities (cost: $20,733,000)		20,740

	Total investment securities 101.23% (cost: $289,947,000)		294,528
	Other assets less liabilities (1.23)%		(3,567)
	Net assets 100.00%		$290,961

American Funds Insurance Series     103

Mortgage Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,163,000, which represented .40% of the net assets of the fund.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[7]	6/30/2019[8]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	592	October 2019	$118,400	$127,386	$710
5 Year U.S. Treasury Note Futures	Long	408	October 2019	40,800	48,208	670
10 Year U.S. Treasury Note Futures	Long	179	September 2019	17,900	22,906	557
10 Year Ultra U.S. Treasury Note Futures	Short	9	September 2019	(900)	(1,243)	(5)
20 Year U.S. Treasury Bond Futures	Long	56	September 2019	5,600	8,713	232
30 Year Ultra U.S. Treasury Bond Futures	Long	5	September 2019	500	888	40
						$2,204

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2019	receipts	at 6/30/2019
Receive	Pay	date	(000)	(000)	(000)	(000)
2.337%	U.S. EFFR	7/31/2019	$145,000	$(4)	$—	$(4)
2.325%	U.S. EFFR	7/31/2019	149,000	(6)	—	(6)
2.305%	U.S. EFFR	7/31/2019	149,000	(8)	—	(8)
U.S. EFFR	2.039%	9/18/2019	281,000	(4)	—	(4)
3-month USD-LIBOR	2.806%	8/29/2020	300	(3)	—	(3)
2.729%	U.S. EFFR	10/22/2020	22,900	318	—	318
2.4035%	U.S. EFFR	1/11/2021	19,650	233	—	233
2.3755%	U.S. EFFR	2/6/2021	15,000	183	—	183
2.284%	U.S. EFFR	3/19/2021	5,000	59	—	59
3-month USD-LIBOR	2.348%	4/1/2021	46,000	(412)	—	(412)
2.197%	U.S. EFFR	4/15/2021	23,000	251	—	251
3-month USD-LIBOR	1.217%	9/22/2021	11,500	140	—	140
3-month USD-LIBOR	1.225%	9/22/2021	11,500	138	—	138
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	159	—	159
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	163	—	163
2.012%	3-month USD-LIBOR	10/4/2022	9,000	80	—	80
2.00%	3-month USD-LIBOR	10/5/2022	41,500	353	—	353
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	48	—	48
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	(679)	—	(679)
2.21875%	U.S. EFFR	3/14/2024	9,000	293	—	293
3-month USD-LIBOR	2.322%	5/2/2024	10,100	(267)	—	(267)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(619)	—	(619)
3-month USD-LIBOR	2.27%	12/5/2026	8,500	(248)	—	(248)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	(284)	—	(284)
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(201)	—	(201)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(415)	—	(415)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(618)	—	(618)
U.S. EFFR	2.145%	11/9/2047	2,200	(95)	—	(95)
U.S. EFFR	2.155%	11/10/2047	1,280	(58)	—	(58)
U.S. EFFR	2.153%	11/10/2047	2,200	(99)	—	(99)
U.S. EFFR	2.17%	11/13/2047	2,320	(113)	—	(113)

104     American Funds Insurance Series

Mortgage Fund

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2019	receipts	at 6/30/2019
Receive	Pay	date	(000)	(000)	(000)	(000)
U.S. EFFR	2.5635%	2/12/2048	$4,528	$(617)	$—	$(617)
2.98%	3-month USD-LIBOR	3/15/2048	300	51	—	51
2.9625%	3-month USD-LIBOR	3/15/2048	300	50	—	50
U.S. EFFR	2.4615%	3/15/2048	300	(34)	—	(34)
U.S. EFFR	2.485%	3/15/2048	300	(36)	—	(36)
2.917%	3-month USD-LIBOR	3/16/2048	600	94	—	94
U.S. EFFR	2.425%	3/16/2048	600	(64)	—	(64)
					$—	$(2,271)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $16,608,000, which represented 5.71% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,786,000, which represented 1.30% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series      105

Ultra-Short Bond Fund

Investment portfolio June 30, 2019	unaudited

	Principal amount	Value
Short-term securities 99.90%	(000)	(000)
Commercial paper 65.47%
ABN-AMRO North America Finance Inc. 2.44% due 8/21/2019[1]	$6,600	$6,576
American Honda Finance Corp. 2.52% due 7/22/2019	8,300	8,287
Apple Inc. 2.24% due 7/8/2019[1]	10,000	9,994
Bank of Nova Scotia 2.28% due 9/23/2019[1]	5,000	4,970
BASF SE 2.18% due 7/30/2019[1]	10,000	9,979
BNZ International Funding Ltd. 2.25% due 10/11/2019[1]	10,086	10,017
Canadian Imperial Bank of Commerce 2.33% due 7/1/2019[1]	9,300	9,298
Chariot Funding, LLC 2.27% due 9/20/2019[1]	10,000	9,946
CRC Funding, LLC 2.48% due 8/14/2019[1]	10,000	9,969
Credit Agricole North America, Inc. 2.33% due 7/19/2019	10,000	9,986
DBS Bank Ltd. 2.34% due 9/10/2019[1]	4,800	4,777
Essilor International 2.48% due 8/6/2019[1]	10,000	9,975
ExxonMobil Corp. 2.33% due 7/11/2019	5,500	5,495
IBM Corp. 2.34% due 7/12/2019[1]	8,100	8,093
Kimberly-Clark Corp. 2.35% due 7/17/2019[1]	4,800	4,794
Liberty Street Funding Corp. 2.34% due 9/20/2019[1]	5,300	5,272
Oversea-Chinese Banking Corp. Ltd. 2.23% due 9/23/2019[1]	10,000	9,944
Simon Property Group, LP 2.43% due 7/8/2019[1]	10,400	10,393
Starbird Funding Corp. 2.42% due 7/2/2019[1]	9,900	9,897
Svenska Handelsbanken Inc. 2.47% due 8/8/2019[1]	8,000	7,978
Toronto-Dominion Bank 2.41% due 7/24/2019[1]	7,700	7,687
Unilever Capital Corp. 2.30% due 9/3/2019[1]	2,000	1,991
Victory Receivables Corp. 2.40% due 7/9/2019[1]	11,600	11,591
		186,909

Bonds & notes of governments & government agencies outside the U.S. 14.17%
British Columbia (Province of) 2.33% due 7/10/2019	11,500	11,491
CPPIB Capital Inc. 2.40% due 7/18/2019	9,000	8,988
Export Development Canada 2.26% due 7/3/2019	10,000	9,997
KfW 2.30% due 7/23/2019[1]	10,000	9,984
		40,460

Federal agency discount notes 11.41%
Federal Farm Credit Banks 2.37% due 7/19/2019	5,000	4,995
Federal Home Loan Bank 2.21%–2.41% due 7/12/2019–8/2/2019	27,600	27,559
		32,554

U.S. Treasury bonds & notes 8.85%
U.S. Treasury Bills 2.25%–2.37% due 7/11/2019–8/8/2019	25,300	25,269
Total short-term securities (cost: $285,230,000)		285,192

Total investment securities 99.90% (cost: $285,230,000)		285,192
Other assets less liabilities 0.10%		290
Net assets 100.00%		$285,482

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $173,125,000, which represented 60.64% of the net assets of the fund.

See notes to financial statements.

106     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio June 30, 2019	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 94.72%		(000)	(000)
U.S. Treasury bonds & notes 47.34%
U.S. Treasury	U.S. Treasury 2.25% 2020	$29,900	$29,954
41.47%	U.S. Treasury 1.125% 2021	31,950	31,525
	U.S. Treasury 1.75% 2021[1]	33,540	33,547
	U.S. Treasury 2.00% 2021	46,300	46,610
	U.S. Treasury 2.125% 2021	23,450	23,647
	U.S. Treasury 2.125% 2021	22,000	22,145
	U.S. Treasury 2.25% 2021	23,580	23,812
	U.S. Treasury 1.75% 2022	174,300	174,396
	U.S. Treasury 1.875% 2022	63,000	63,244
	U.S. Treasury 1.875% 2022	25,000	25,107
	U.S. Treasury 1.875% 2022	23,000	23,111
	U.S. Treasury 2.00% 2022	69,500	70,103
	U.S. Treasury 2.125% 2023[1]	64,095	65,127
	U.S. Treasury 2.625% 2023	17,255	17,802
	U.S. Treasury 2.875% 2023	71,000	74,339
	U.S. Treasury 2.875% 2023	22,500	23,580
	U.S. Treasury 2.00% 2024	65,800	66,582
	U.S. Treasury 2.125% 2024	55,975	56,928
	U.S. Treasury 2.125% 2024	26,000	26,437
	U.S. Treasury 2.25% 2024	51,084	52,247
	U.S. Treasury 2.50% 2024	44,000	45,523
	U.S. Treasury 2.75% 2025	38,000	39,927
	U.S. Treasury 1.25%–2.88% 2020–2049[1]	168,960	172,935
			1,208,628

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	36,516	36,972
inflation-protected	U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	23,883	23,939
securities	U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	22,264	22,411
5.87%	U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	47,366	53,895
	U.S. Treasury Inflation-Protected Securities
	0.13%–2.13% 2022–2047[2]	33,515	33,963
			171,180
	Total U.S. Treasury bonds & notes		1,379,808

Mortgage-backed obligations 26.83%
Federal agency	Fannie Mae Pool #BH2597 4.00% 2047[3]	29,849	31,139
mortgage-backed	Fannie Mae Pool #CA2055 4.50% 2048[3]	40,140	42,201
obligations	Fannie Mae Pool #CA1709 4.50% 2048[3]	39,550	41,613
26.83%	Fannie Mae 0%–9.04% 2022–2049[3,4]	104,638	108,863
	Freddie Mac 3.50% 2033[3]	22,563	23,342
	Freddie Mac Pool #ZT2086 3.50% 2049[3]	74,655	76,325
	Freddie Mac 0%–5.50% 2020–2047[3,4]	39,449	40,694
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	39,923	40,675
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 2028[3]	42,449	44,246
	Government National Mortgage Assn. 5.00% 2049[3]	36,583	38,431
	Government National Mortgage Assn. 5.00% 2049[3]	20,007	21,008
	Government National Mortgage Assn. Pool #MA5876 4.00% 2049[3]	32,102	33,308
	Government National Mortgage Assn. Pool #MA5932 4.50% 2049[3]	77,196	80,941
	Government National Mortgage Assn. Pool #MA5987 4.50% 2049[3]	27,010	28,245
	Government National Mortgage Assn. 3.00%–6.64% 2034–2065[3,4,5]	56,031	58,652
	Other securities		72,418
			782,101

American Funds Insurance Series     107

U.S. Government/AAA-Rated Securities Fund

	Principal amount	Value
Bonds, notes & other debt instruments (continued)	(000)	(000)
Federal agency bonds & notes 20.55%
Fannie Mae 2.75% 2021	$26,500	$26,993
Fannie Mae 2.875% 2023	36,000	37,561
Fannie Mae 1.25%–7.13% 2021–2030	6,900	8,678
Federal Home Loan Bank 3.25%–5.50% 2023–2036	30,315	32,734
Freddie Mac 2.375% 2021	100,000	100,850
Private Export Funding Corp. 3.266% 2021[6]	34,000	35,077
Private Export Funding Corp. 1.45%–3.55% 2019–2024	28,840	29,262
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	34,024
Tennessee Valley Authority 2.88%–5.88% 2027–2060	14,330	16,056
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	6,670	6,706
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,717
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,759
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,397
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	3,171	3,771
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,968
U.S. Agency for International Development, Ukraine 1.471% 2021	4,410	4,362
U.S. Department of Housing and Urban Development 1.98%–3.70% 2020–2034	73,632	76,329
Other securities		5,646
		598,890
Total bonds, notes & other debt instruments (cost: $2,708,625,000)		2,760,799

Short-term securities 7.23%
Commercial paper 7.23%
Bank of New York Co., Inc. 2.33% due 7/31/2019	28,300	28,238
Eli Lilly and Co. 2.38% due 7/11/2019[6]	70,000	69,941
Paccar Financial Corp. 2.42% due 7/2/2019	28,500	28,493
Sumitomo Mitsui Banking Corp. 2.30% due 7/19/2019[6]	69,800	69,704
Other securities		14,445
		210,821
Total short-term securities (cost: $210,863,000)		210,821

Total investment securities 101.95% (cost: $2,919,488,000)		2,971,620
Other assets less liabilities (1.95)%		(56,832)
Net assets 100.00%		$2,914,788

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[7]	6/30/2019[8]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	565	March 2020	$141,250	$138,835	$578
2 Year U.S. Treasury Note Futures	Long	6,123	October 2019	1,224,600	1,317,545	6,803
5 Year U.S. Treasury Note Futures	Long	8,276	October 2019	827,600	977,861	13,710
10 Year U.S. Treasury Note Futures	Long	2,180	September 2019	218,000	278,972	3,127
10 Year Ultra U.S. Treasury Note Futures	Short	772	September 2019	(77,200)	(106,633)	(1,612)

108      American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[7]	6/30/2019[8]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
20 Year U.S. Treasury Bond Futures	Long	108	September 2019	$10,800	$16,804	$448
30 Year Ultra U.S. Treasury Bond Futures	Long	577	September 2019	57,700	102,454	1,081
						$24,135

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2019	receipts	at 6/30/2019
Receive	Pay	date	(000)	(000)	(000)	(000)
2.337%	U.S. EFFR	7/31/2019	$801,000	$(22)	$—	$(22)
2.325%	U.S. EFFR	7/31/2019	863,500	(33)	—	(33)
2.305%	U.S. EFFR	7/31/2019	863,500	(48)	—	(48)
U.S. EFFR	2.039%	9/18/2019	1,623,000	(23)	—	(23)
U.S. EFFR	2.064%	10/30/2019	1,632,100	(331)	—	(331)
1.997%	U.S. EFFR	2/13/2020	60,900	30	—	30
1.989%	U.S. EFFR	2/13/2020	61,000	27	—	27
3-month USD-LIBOR	2.761%	4/27/2020	100,000	(547)	—	(547)
3-month USD-LIBOR	2.8025%	8/15/2020	101,840	(929)	—	(929)
3-month USD-LIBOR	2.806%	8/29/2020	34,300	(323)	—	(323)
2.48%	U.S. EFFR	12/20/2020	82,529	1,019	—	1,019
2.4825%	U.S. EFFR	12/26/2020	500,513	6,307	—	6,307
2.3485%	U.S. EFFR	1/7/2021	61,005	664	—	664
2.3355%	U.S. EFFR	1/7/2021	57,995	620	—	620
2.3995%	U.S. EFFR	1/11/2021	25,200	297	—	297
2.4035%	U.S. EFFR	1/11/2021	18,800	222	—	222
2.3755%	U.S. EFFR	2/6/2021	129,000	1,574	—	1,574
2.284%	U.S. EFFR	3/19/2021	65,000	764	—	764
2.1125%	U.S. EFFR	3/28/2021	78,800	713	—	713
3-month USD-LIBOR	2.367%	3/28/2021	234,200	(2,170)	—	(2,170)
3-month USD-LIBOR	2.348%	4/1/2021	264,000	(2,365)	—	(2,365)
2.197%	U.S. EFFR	4/15/2021	174,000	1,900	—	1,900
2.19875%	U.S. EFFR	5/7/2021	62,000	713	—	713
1.605%	U.S. EFFR	6/20/2021	116,816	106	—	106
1.7775%	3-month USD-LIBOR	6/21/2021	235,900	(115)	—	(115)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	729	—	729
3-month USD-LIBOR	1.225%	9/22/2021	60,000	719	—	719
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	60	—	60
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(646)	—	(646)
2.197%	U.S. EFFR	4/18/2022	47,400	905	—	905
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	(23)	—	(23)
2.5775%	U.S. EFFR	7/16/2022	181,639	2,105	—	2,105
3-month USD-LIBOR	1.948%	7/28/2022	20,000	(126)	—	(126)
2.80%	3-month USD-LIBOR	9/2/2022	280,000	6,485	—	6,485
2.75%	3-month USD-LIBOR	9/2/2022	280,000	6,216	—	6,216
2.009%	3-month USD-LIBOR	10/4/2022	50,000	441	—	441
3-month USD-LIBOR	2.6778%	2/12/2023	51,000	(1,682)	—	(1,682)
3-month USD-LIBOR	3.0965%	10/31/2023	46,055	(2,613)	—	(2,613)
3-month USD-LIBOR	3.09009%	10/31/2023	46,320	(2,616)	—	(2,616)
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	(220)	—	(220)
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	(423)	—	(423)
2.21875%	U.S. EFFR	3/14/2024	54,000	1,758	—	1,758
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(4,652)	—	(4,652)

American Funds Insurance Series     109

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)
						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2019	receipts	at 6/30/2019
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.21079%	3/27/2024	$48,318	$(1,026)	$—	$(1,026)
3-month USD-LIBOR	2.33%	5/2/2024	48,460	(1,286)	—	(1,286)
3-month USD-LIBOR	2.588%	1/26/2025	15,600	(674)	—	(674)
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(1,309)	—	(1,309)
3-month USD-LIBOR	2.24%	12/5/2026	55,100	(1,491)	—	(1,491)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	640	—	640
2.908%	3-month USD-LIBOR	2/1/2028	16,000	638	—	638
2.925%	3-month USD-LIBOR	2/1/2028	12,800	520	—	520
2.92%	3-month USD-LIBOR	2/2/2028	12,200	493	—	493
U.S. EFFR	2.5065%	3/22/2028	8,700	(606)	—	(606)
U.S. EFFR	2.535%	3/23/2028	6,700	(482)	—	(482)
U.S. EFFR	2.471%	3/27/2028	8,100	(541)	—	(541)
U.S. EFFR	2.4575%	3/29/2028	9,638	(633)	—	(633)
U.S. EFFR	2.424%	3/30/2028	8,160	(513)	—	(513)
U.S. EFFR	2.412%	4/5/2028	3,702	(229)	—	(229)
3-month USD-LIBOR	2.357%	3/27/2029	25,175	(934)	—	(934)
3-month USD-LIBOR	1.9675%	6/21/2029	50,700	(54)	—	(54)
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(5,397)	—	(5,397)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(5,586)	—	(5,586)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(336)	—	(336)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(404)	—	(404)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(405)	—	(405)
3-month USD-LIBOR	2.967%	2/2/2038	7,600	(316)	—	(316)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(2,274)	—	(2,274)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(3,219)	—	(3,219)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(3,319)	—	(3,319)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(1,225)	—	(1,225)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(119)	—	(119)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(680)	—	(680)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(297)	—	(297)
U.S. EFFR	2.166%	10/23/2047	10,000	(478)	—	(478)
U.S. EFFR	2.145%	11/9/2047	15,400	(666)	—	(666)
U.S. EFFR	2.155%	11/10/2047	8,640	(392)	—	(392)
U.S. EFFR	2.153%	11/10/2047	15,300	(688)	—	(688)
U.S. EFFR	2.17%	11/13/2047	15,660	(763)	—	(763)
U.S. EFFR	2.5635%	2/12/2048	33,204	(4,528)	—	(4,528)
U.S. EFFR	2.4615%	3/15/2048	2,000	(228)	—	(228)
U.S. EFFR	2.485%	3/15/2048	2,000	(238)	—	(238)
U.S. EFFR	2.425%	3/16/2048	4,100	(434)	—	(434)
U.S. EFFR	2.505%	3/22/2048	4,300	(532)	—	(532)
U.S. EFFR	2.52%	8/24/2048	4,500	(578)	—	(578)
					$—	$(26,122)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $44,549,000, which represented 1.53% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $189,167,000, which represented 6.49% of the net assets of the fund.

[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

110     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     111

Managed Risk Growth Fund

Investment portfolio June 30, 2019	unaudited

		Value
Growth funds 80.33%	Shares	(000)
American Funds Insurance Series – Growth Fund, Class 1	4,379,254	$319,116
Total growth funds (cost: $310,329,000)		319,116

Fixed income funds 15.07%
American Funds Insurance Series – Bond Fund, Class 1	5,385,043	59,882
Total fixed income funds (cost: $58,127,000)		59,882

Short-term securities 4.64%
Government Cash Management Fund	18,453,168	18,453
Total short-term securities (cost: $18,453,000)		18,453

Total investment securities 100.04% (cost: $386,909,000)		397,451
Other assets less liabilities (0.04)%		(166)
Net assets 100.00%		$397,285

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[1]	6/30/2019[2]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	176	September 2019	$17,600	$20,796	$171

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	gain (loss)	appreciation	income	6/30/2019
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Growth funds 80.33%
American Funds Insurance Series –
Growth Fund, Class 1	3,963,500	649,589	233,835	4,379,254	$1,612	$10,668	$760	$319,116
Fixed income funds 15.07%
American Funds Insurance Series –
Bond Fund, Class 1	5,110,855	820,544	546,356	5,385,043	(128)	3,566	329	59,882
Total 95.40%					$1,484	$14,234	$1,089	$378,998

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

112     American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2019	unaudited

		Value
Growth funds 81.74%	Shares	(000)
American Funds Insurance Series – International Fund, Class 1	6,766,242	$133,633
Total growth funds (cost: $125,851,000)		133,633

Fixed income funds 15.02%
American Funds Insurance Series – Bond Fund, Class 1	2,208,551	24,559
Total fixed income funds (cost: $23,937,000)		24,559

Short-term securities 3.31%
Government Cash Management Fund	5,406,881	5,407
Total short-term securities (cost: $5,407,000)		5,407

Total investment securities 100.07% (cost: $155,195,000)		163,599
Other assets less liabilities (0.07)%		(110)
Net assets 100.00%		$163,489

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[1]	6/30/2019[2]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	52	September 2019	$5,200	$6,144	$77

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	loss	appreciation	income	6/30/2019
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Growth funds 81.74%
American Funds Insurance Series –
International Fund, Class 1	6,802,836	279,511	316,105	6,766,242	$(267)	$14,505	$231	$133,633
Fixed income funds 15.02%
American Funds Insurance Series –
Bond Fund, Class 1	2,162,908	188,213	142,570	2,208,551	(8)	1,453	136	24,559
Total 96.76%					$(275)	$15,958	$367	$158,192

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series     113

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2019	unaudited

		Value
Growth-and-income funds 80.48%	Shares	(000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,572,855	$284,644
Total growth-and-income funds (cost: $302,622,000)		284,644

Fixed income funds 14.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,256,895	52,998
Total fixed income funds (cost: $51,724,000)		52,998

Short-term securities 4.60%
Government Cash Management Fund	16,260,701	16,261
Total short-term securities (cost: $16,261,000)		16,261

Total investment securities 100.06% (cost: $370,607,000)		353,903
Other assets less liabilities (0.06)%		(218)
Net assets 100.00%		$353,685

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[1]	6/30/2019[2]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	156	September 2019	$15,600	$18,432	$124

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	gain (loss)	appreciation	income	6/30/2019
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Growth-and-income funds 80.48%
American Funds Insurance Series –
Blue Chip Income and Growth Fund, Class 1	21,901,978	2,214,200	1,543,323	22,572,855	$725	$5,504	$1,232	$284,644
Fixed income funds 14.98%
American Funds Insurance Series –
U.S. Government/AAA-Rated Securities
Fund, Class 1	4,484,388	331,058	558,551	4,256,895	(63)	2,289	216	52,998
Total 95.46%					$662	$7,793	$1,448	$337,642

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

114     American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2019	unaudited

		Value
Growth-and-income funds 80.09%	Shares	(000)
American Funds Insurance Series – Growth-Income Fund, Class 1	36,295,689	$1,716,423
Total growth-and-income funds (cost: $1,674,045,000)		1,716,423

Fixed income funds 15.03%
American Funds Insurance Series – Bond Fund, Class 1	28,964,402	322,084
Total fixed income funds (cost: $302,916,000)		322,084

Short-term securities 4.60%
Government Cash Management Fund	98,442,508	98,443
Total short-term securities (cost: $98,443,000)		98,443

Options purchased 0.19%
Options purchased*		4,101
Total options purchased (cost: $14,339,000)		4,101

Total investment securities 99.91% (cost: $2,089,743,000)		2,141,051
Other assets less liabilities 0.09%		1,997
Net assets 100.00%		$2,143,048

*Options purchased

Put

		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2019
Description	contracts	(000)	price	date	(000)
S&P 500 Index	620	$1,824	$1,850.00	9/20/2019	$47
S&P 500 Index	1,155	3,398	1,875.00	9/20/2019	92
S&P 500 Index	1,200	3,530	1,900.00	9/20/2019	108
S&P 500 Index	330	971	1,925.00	9/20/2019	31
S&P 500 Index	1,225	3,604	1,975.00	9/20/2019	141
S&P 500 Index	365	1,074	2,000.00	9/20/2019	46
S&P 500 Index	930	2,736	2,025.00	9/20/2019	121
S&P 500 Index	425	1,250	2,200.00	9/20/2019	106
S&P 500 Index	3,195	9,399	2,150.00	12/20/2019	2,492
S&P 500 Index	670	1,971	2,175.00	12/20/2019	569
S&P 500 Index	35	103	2,200.00	12/20/2019	34
S&P 500 Index	150	441	2,225.00	12/20/2019	153
S&P 500 Index	135	397	2,275.00	12/20/2019	161
					$4,101

American Funds Insurance Series     115

Managed Risk Growth-Income Fund

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[1]	6/30/2019[2]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	1,008	September 2019	$100,800	$119,101	$1,476
S&P 500 E-mini Index Contracts	Long	366	September 2019	18	53,879	836
						$2,312

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	gain (loss)	appreciation	income	6/30/2019
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Growth-and-income funds 80.09%
American Funds Insurance Series –
Growth-Income Fund, Class 1	33,123,343	4,277,296	1,104,950	36,295,689	$5,425	$61,682	$5,628	$1,716,423
Fixed income funds 15.03%
American Funds Insurance Series –
Bond Fund, Class 1	26,945,898	2,920,407	901,903	28,964,402	(16)	18,586	1,795	322,084
Total 95.12%					$5,409	$80,268	$7,423	$2,038,507

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

116     American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2019	unaudited

		Value
Asset allocation funds 96.70%	Shares	(000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	116,101,695	$2,618,094
Total asset allocation funds (cost: $2,531,679,000)		2,618,094

Short-term securities 3.36%
Government Cash Management Fund	90,932,387	90,932
Total short-term securities (cost: $90,932,000)		90,932

Total investment securities 100.06% (cost: $2,622,611,000)		2,709,026
Other assets less liabilities (0.06)%		(1,691)
Net assets 100.00%		$2,707,335

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[1]	6/30/2019[2]	at 6/30/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	873	September 2019	$87,300	$103,150	$1,321

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2019, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliate at
	Beginning			Ending	gain	appreciation	income	6/30/2019
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Asset allocation funds 96.70%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	115,468,223	7,167,637	6,534,165	116,101,695	$6,021	$140,238	$11,862	$2,618,094

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See notes to financial statements.

American Funds Insurance Series     117

Financial statements

Statements of assets and liabilities at June 30, 2019

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,292,071	$4,467,434	$26,404,106	$9,849,054	$3,449,625
Affiliated issuers	—	21,463	—	—	—
Cash	105	2,149	3,505	1,326	5,311
Cash collateral received for securities on loan	—	13,264	—	—	—
Cash pledged for forward currency contracts	—	—	—	334	—
Cash denominated in currencies other than U.S. dollars	977	1,051	49	5,037	1,185
Unrealized appreciation on open forward currency contracts	—	—	—	124	—
Receivables for:
Sales of investments	33,579	83,557	115,497	15,264	5,128
Sales of fund’s shares	900	288	8,846	4,456	927
Dividends and interest	19,016	4,910	32,460	24,949	11,627
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Securities lending income	—	530	—	—	—
Other	361	178	24	—	1,910
	6,347,009	4,594,824	26,564,487	9,900,544	3,475,713

Liabilities:
Collateral for securities on loan	—	132,644	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	340	—
Payables for:
Purchases of investments	2,597	17,942	52,929	36,561	1,526
Repurchases of fund’s shares	12,360	4,650	18,287	6,738	2,868
Investment advisory services	2,625	2,485	6,872	3,874	1,937
Insurance administrative fees	195	108	791	212	340
Services provided by related parties	863	536	3,529	988	326
Trustees’ deferred compensation	73	49	491	206	33
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Non-U.S. taxes	4,073	2,897	2,475	17,683	7,920
Other	94	92	82	273	111
	22,880	161,403	85,456	66,875	15,061
Net assets at June 30, 2019	$6,324,129	$4,433,421	$26,479,031	$9,833,669	$3,460,652

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,910,174	$3,380,706	$16,135,118	$8,093,962	$2,717,511
Total distributable earnings (accumulated loss)	2,413,955	1,052,715	10,343,913	1,739,707	743,141
Net assets at June 30, 2019	$6,324,129	$4,433,421	$26,479,031	$9,833,669	$3,460,652

Investment securities, at cost:
Unaffiliated issuers	$3,971,692	$3,578,886	$16,493,656	$7,964,175	$2,745,515
Affiliated issuers	—	45,822	—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	977	1,049	49	5,037	1,185

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

118     American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global			Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond		Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund		Fund

$8,904,358	$2,034,357	$33,547,290	$1,430,859	$834,202	$25,597,369	$415,057	$11,303,189		$2,145,654
—	—	279,983	—	—	410,393	—	—		—
2,383	764	6,952	52	1,123	13,360	140	4,950		628
—	—	—	—	—	—	—	—		—
—	—	—	—	—	—	—	—		—
—	1,884	57	1,229	206	909	668	—	*	3,740
—	—	—	5	—	—	102	4,506		2,437

12,777	16,576	165,603	4,640	1,933	72,991	669	491,618		18,103
3,671	123	11,682	256	1,670	13,007	297	5,730		363
15,659	8,098	49,712	5,825	3,659	90,474	2,331	68,766		16,871
—	—	—	—	—	346	—	415		126
—	—	—	—	137	324	3	486		132
—	—	—	—	—	—	—	—		—
4	383	188	29	7	184	20	36		42
8,938,852	2,062,185	34,061,467	1,442,895	842,937	26,199,357	419,287	11,879,696		2,188,096

—	—	—	—	—	—	—	—		—
—	94	—	—	—	—	100	7,567		2,882

98,141	3,760	53,986	4,169	2,021	705,716	2,936	1,422,728		22,354
3,561	1,930	24,454	2,218	271	9,867	193	3,616		1,506
2,771	985	7,026	702	328	5,494	220	3,096		938
296	72	655	53	249	2,450	50	256		28
775	314	3,178	78	89	2,034	60	911		242
84	23	567	10	3	267	2	118		25
—	—	—	—	35	668	—	1,735		91
—	—	—	—	161	77	—	422		41
39	1,774	2,221	1,244	83	1,971	152	—		506
4	46	88	38	8	34	6	—		102
105,671	8,998	92,175	8,512	3,248	728,578	3,719	1,440,449		28,715
$8,833,181	$2,053,187	$33,969,292	$1,434,383	$839,689	$25,470,779	$415,568	$10,439,247		$2,159,381

$7,235,947	$1,523,277	$24,698,795	$1,271,807	$816,644	$20,247,437	$344,682	$10,062,950		$2,077,232
1,597,234	529,910	9,270,497	162,576	23,045	5,223,342	70,886	376,297		82,149
$8,833,181	$2,053,187	$33,969,292	$1,434,383	$839,689	$25,470,779	$415,568	$10,439,247		$2,159,381

$7,420,391	$1,537,132	$24,993,310	$1,276,610	$796,567	$20,539,556	$359,712	$11,012,076		$2,082,258
—	—	277,584	—	—	432,743	—	—		—
—	1,884	57	1,229	206	909	649	—	*	3,734

American Funds Insurance Series     119

Statements of assets and liabilities at June 30, 2019

				U.S.
	High-			Government/	Managed
	Income			AAA-Rated	Risk
	Bond	Mortgage	Ultra-Short	Securities	Growth
	Fund	Fund	Bond Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,281,384	$294,528	$285,192	$2,971,620	$18,453
Affiliated issuers	—	—	—	—	378,998
Cash	1,083	1,156	103	8,083	—
Cash pledged for futures contracts	—	—	—	—	116
Cash pledged for swap contracts	1,722	—	—	—	—
Cash denominated in currencies other than U.S. dollars	— *	—	—	—	—
Receivables for:
Sales of investments	8,980	3,337	—	81,518	—
Sales of fund’s shares	440	39	421	724	640
Dividends and interest	18,932	876	—	13,239	35
Variation margin on futures contracts	—	6	—	80	—
Variation margin on swap contracts	—	319	—	2,963	—
Other	3	—	—	—	—
	1,312,544	300,261	285,716	3,078,227	398,242
Liabilities:
Payables for:
Purchases of investments	30,769	8,654	—	158,692	600
Repurchases of fund’s shares	645	249	75	1,113	8
Investment advisory services	496	101	75	813	32
Insurance administrative fees	37	13	13	65	238
Services provided by related parties	164	19	55	323	77
Trustees’ deferred compensation	47	3	16	58	2
Variation margin on futures contracts	—	31	—	413	—
Variation margin on swap contracts	93	230	—	1,961	—
Other	1	—	—	1	—
	32,252	9,300	234	163,439	957
Net assets at June 30, 2019	$1,280,292	$290,961	$285,482	$2,914,788	$397,285
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,439,238	$285,147	$282,809	$2,839,370	$369,993
Total distributable earnings (accumulated loss)	(158,946)	5,814	2,673	75,418	27,292
Net assets at June 30, 2019	$1,280,292	$290,961	$285,482	$2,914,788	$397,285
Investment securities, at cost:
Unaffiliated issuers	$1,293,910	$289,947	$285,230	$2,919,488	$18,453
Affiliated issuers	—	—	—	—	368,456
Cash denominated in currencies other than U.S. dollars, at cost	— *	—	—	—	—

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

120      American Funds Insurance Series

unaudited
(dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$5,407	$16,261	$102,544	$90,932
158,192	337,642	2,038,507	2,618,094
—	—	—	—
35	103	2,771	576
—	—	—	—
—	—	—	—

180	614	525	165
—	7	5,241	916
10	31	184	174
—	—	336	—
—	—	—	—
—	—	—	—
163,824	354,658	2,150,108	2,710,857

—	—	4,838	523
190	654	701	539
13	29	173	220
99	218	1,294	1,672
32	70	51	543
1	2	3	25
—	—	—	—
—	—	—	—
—	—	—	— *
335	973	7,060	3,522
$163,489	$353,685	$2,143,048	$2,707,335

$161,106	$358,742	$1,952,652	$2,525,386
2,383	(5,057)	190,396	181,949
$163,489	$353,685	$2,143,048	$2,707,335

$5,407	$16,261	$112,782	$90,932
149,788	354,346	1,976,961	2,531,679
—	—	—	—

American Funds Insurance Series     121

Statements of assets and liabilities at June 30, 2019

			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$2,253,727	$1,950,955	$9,854,415	$5,250,839	$1,937,868
	Shares outstanding	76,428	79,549	135,225	265,872	80,670
	Net asset value per share	$29.49	$24.53	$72.87	$19.75	$24.02
Class 1A:	Net assets	$6,904	$451	$14,263	$5,729	$3,668
	Shares outstanding	235	18	197	291	153
	Net asset value per share	$29.39	$24.47	$72.58	$19.68	$23.93
Class 2:	Net assets	$3,741,575	$2,302,336	$15,090,117	$4,199,689	$949,549
	Shares outstanding	128,267	96,743	208,884	213,654	39,940
	Net asset value per share	$29.17	$23.80	$72.24	$19.66	$23.77
Class 3:	Net assets			$208,738	$25,666
	Shares outstanding	Not applicable	Not applicable	2,844	1,297	Not applicable
	Net asset value per share			$73.38	$19.79
Class 4:	Net assets	$321,923	$179,679	$1,311,498	$351,746	$569,567
	Shares outstanding	11,100	7,510	18,423	18,114	24,076
	Net asset value per share	$29.00	$23.93	$71.19	$19.42	$23.66

					U.S.
		High-			Government/	Managed
		Income			AAA-Rated	Risk
		Bond	Mortgage	Ultra-Short	Securities	Growth
		Fund	Fund	Bond Fund	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$526,021	$210,103	$31,614	$1,456,773
	Shares outstanding	51,912	19,687	2,776	117,076	Not applicable
	Net asset value per share	$10.13	$10.68	$11.39	$12.45
Class 1A:	Net assets	$618	$591	$10	$2,253
	Shares outstanding	61	56	1	181	Not applicable
	Net asset value per share	$10.11	$10.65	$11.39	$12.42
Class 2:	Net assets	$684,987	$58,392	$228,986	$1,333,862
	Shares outstanding	68,799	5,486	20,648	108,365	Not applicable
	Net asset value per share	$9.96	$10.65	$11.09	$12.31
Class 3:	Net assets	$10,135		$3,271	$8,842
	Shares outstanding	996	Not applicable	292	709	Not applicable
	Net asset value per share	$10.17		$11.21	$12.47
Class 4:	Net assets	$58,531	$21,875	$21,601	$113,058
	Shares outstanding	5,423	2,076	1,928	9,185	Not applicable
	Net asset value per share	$10.79	$10.55	$11.20	$12.31
Class P1:	Net assets					$3,799
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	300
	Net asset value per share					$12.66
Class P2:	Net assets					$393,486
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	31,287
	Net asset value per share					$12.58

*Amount less than one thousand.

See notes to financial statements.

122     American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$5,316,112	$572,884	$19,494,000	$1,096,356	$420,981	$16,367,279	$128,680	$6,397,660	$1,065,399
421,738	38,895	412,232	63,142	41,463	725,706	9,778	575,311	88,161
$12.61	$14.73	$47.29	$17.36	$10.15	$22.55	$13.16	$11.12	$12.08
$7,002	$1,590	$9,123	$2,265	$4,699	$8,823	$2,229	$4,888	$426
558	108	194	131	463	392	170	441	35
$12.55	$14.69	$47.11	$17.33	$10.14	$22.49	$13.13	$11.08	$12.06
$3,011,473	$1,356,728	$13,224,947	$248,271	$4,595	$4,991,791	$201,188	$3,601,946	$1,047,169
242,233	92,360	283,340	14,354	453	223,861	15,330	328,296	87,377
$12.43	$14.69	$46.68	$17.30	$10.15	$22.30	$13.12	$10.97	$11.98
		$153,393			$31,478
Not applicable	Not applicable	3,239	Not applicable	Not applicable	1,395	Not applicable	Not applicable	Not applicable
		$47.35			$22.57
$498,594	$121,985	$1,087,829	$87,491	$409,414	$4,071,408	$83,471	$434,753	$46,387
40,319	8,437	23,578	5,091	40,405	183,581	6,423	39,719	3,908
$12.37	$14.46	$46.14	$17.19	$10.13	$22.18	$13.00	$10.95	$11.87

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$567	$672	$1,883,081	$1,537
55	60	145,742	120
$10.39	$11.22	$12.92	$12.85
$162,922	$353,013	$259,967	$2,705,798
15,782	31,695	20,224	216,166
$10.32	$11.14	$12.85	$12.52

American Funds Insurance Series     123

Statements of operations for the six months ended June 30, 2019

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$59,127	$27,009	$173,200	$117,809	$28,596
Interest	1,479	2,009	10,181	9,148	9,771
Securities lending income	—	2,505	—	—	—
	60,606	31,523	183,381	126,957	38,367
Fees and expenses*:
Investment advisory services	15,660	14,498	41,304	23,510	11,522
Distribution services	4,881	3,004	20,182	5,561	1,785
Insurance administrative services	371	208	1,543	413	658
Transfer agent services	— †	— †	1	1	— †
Administrative services	303	208	1,280	478	164
Reports to shareholders	98	80	423	158	66
Registration statement and prospectus	101	105	311	228	83
Trustees’ compensation	20	13	86	32	11
Auditing and legal	8	32	14	28	27
Custodian	319	336	258	756	387
Other	16	74	135	88	67
Total fees and expenses before waivers/reimbursements	21,777	18,558	65,537	31,253	14,770
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	—	—	—
Total fees and expenses after waivers/reimbursements	21,777	18,558	65,537	31,253	14,770
Net investment income (loss)	38,829	12,965	117,844	95,704	23,597
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	59,018	143,915	342,715	(171,606)	24,403
Affiliated issuers*	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	(999)	303
Swap contracts	—	—	—	—	—
Currency transactions	(405)	(66)	(432)	(2,451)	234
	58,613	143,849	342,283	(175,056)	24,940
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	1,056,160	592,974	3,428,550	1,399,575	518,304
Affiliated issuers	—	(8,519)	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	309	(303)
Swap contracts	—	—	—	—	—
Currency translations	(17)	63	103	(200)	1,911
	1,056,143	584,518	3,428,653	1,399,684	519,912
Net realized gain (loss) and unrealized appreciation
(depreciation)	1,114,756	728,367	3,770,936	1,224,628	544,852
Net increase in net assets resulting from operations	$1,153,585	$741,332	$3,888,780	$1,320,332	$568,449

See end of statements of operations for footnotes.

See notes to financial statements.

124       American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$116,477	$30,394	$343,652	$29,733	$13,137	$191,059	$4,119	$7,023	$514
1,839	1,918	15,606	1,701	2,865	133,265	1,954	158,778	34,892
—	—	—	—	—	—	—	—	—
118,316	32,312	359,258	31,434	16,002	324,324	6,073	165,801	35,406

16,752	5,841	41,781	4,252	1,885	32,618	1,292	18,126	5,572
4,295	1,777	17,492	403	484	10,974	337	4,867	1,326
556	137	1,274	102	483	4,845	98	491	53
— †	— †	2	— †	— †	1	— †	— †	— †
430	98	1,627	70	38	1,222	20	497	105
160	28	650	14	7	510	3	119	27
110	53	290	31	38	205	15	168	52
30	7	107	4	2	84	1	33	7
4	6	28	12	5	17	8	7	4
127	168	301	167	36	124	27	120	201
39	19	119	5	5	50	3	53	18
22,503	8,134	63,671	5,060	2,983	50,650	1,804	24,481	7,365

—	—	—	—	24	—	—	—	—
—	—	—	—	24	—	—	—	—
22,503	8,134	63,671	5,060	2,959	50,650	1,804	24,481	7,365
95,813	24,178	295,587	26,374	13,043	273,674	4,269	141,320	28,041

(863)	9,494	406,368	(15,330)	(3,801)	266,091	10,945	90,872	(5,179)
—	—	—	—	—	(446,158)	—	—	—
—	—	—	—	(194)	12,523	509	31,573	12,050
—	493	—	24	—	—	(206)	(10,249)	2,707
—	—	—	—	230	(12,336)	(20)	(14,548)	(202)
(13)	(314)	(771)	(1,069)	70	(29)	(100)	(434)	(1,163)
(876)	9,673	405,597	(16,375)	(3,695)	(179,909)	11,128	97,214	8,213

791,331	311,348	4,014,527	184,237	60,001	2,258,760	32,131	404,554	106,875
—	—	73,906	—	—	399,074	—	—	—
—	—	—	—	(495)	5,251	(91)	18,382	(2,957)
—	(445)	—	5	—	—	(80)	6,210	(7,363)
—	—	—	—	1,349	(5,824)	46	(12,045)	1,300
16	369	201	(5)	7	110	24	140	58
791,347	311,272	4,088,634	184,237	60,862	2,657,371	32,030	417,241	97,913

790,471	320,945	4,494,231	167,862	57,167	2,477,462	43,158	514,455	106,126
$886,284	$345,123	$4,789,818	$194,236	$70,210	$2,751,136	$47,427	$655,775	$134,167

American Funds Insurance Series       125

Statements of operations for the six months ended June 30, 2019

						U.S.
	High -					Government/	Managed
	Income					AAA-Rated	Risk
	Bond	Mortgage		Ultra-Short		Securities	Growth
	Fund	Fund		Bond Fund		Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$425	$—		$—		$—	$1,089
Interest	45,210	4,389		3,557		36,029	179
	45,635	4,389		3,557		36,029	1,268
Fees and expenses*:
Investment advisory services	3,005	614		458		4,845	279
Distribution services	932	98		317		1,757	461
Insurance administrative services	70	28		24		123	465
Transfer agent services	— †	—	†	—	†	— †	— †
Administrative services	63	15		14		142	—
Accounting and administrative services	—	—		—		—	10
Reports to shareholders	14	2		4		32	4
Registration statement and prospectus	26	12		7		41	18
Trustees’ compensation	4	1		1		10	1
Auditing and legal	3	—	†	—	†	2	— †
Custodian	8	10		—	†	18	6
Other	19	3		2		8	3
Total fees and expenses before waivers/reimbursements	4,144	783		827		6,978	1,247
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—		—		—	93
Miscellaneous fee reimbursements	—	—		—		—	13
Total waivers/reimbursements of fees and expenses	—	—		—		—	106
Total fees and expenses after waivers/reimbursements	4,144	783		827		6,978	1,141
Net investment income (loss)	41,491	3,606		2,730		29,051	127
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(1,908)	1,164		—	†	19,133	—
Affiliated issuers*	—	—		—		—	1,484
Futures contracts	—	3,551		—		55,917	(3,203)
Swap contracts	(395)	1,067		—		6,764	—
Currency transactions	1	—		—		—	21
Capital gain distributions received from affiliated issuers	—	—		—		—	32,791
	(2,302)	5,782		—	†	81,814	31,093
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	79,517	5,581		(30)		66,269	—
Affiliated issuers	—	—		—		—	14,234
Futures contracts	—	305		—		(3,315)	(5,720)
Swap contracts	(1,604)	(3,465)		—		(45,476)	—
	77,913	2,421		(30)		17,478	8,514
Net realized gain (loss) and unrealized appreciation
(depreciation)	75,611	8,203		(30)		99,292	39,607
Net increase in net assets resulting from operations	$117,102	$11,809		$2,700		$128,343	$39,734

*Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.
† Amount less than one thousand.

See notes to financial statements.

126       American Funds Insurance Series

		unaudited (dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$367	$1,448	$7,423	$11,862
60	165	1,013	1,008
427	1,613	8,436	12,870

118	261	1,519	1,977
196	433	310	3,293
197	434	2,532	3,295
— †	— †	— †	— †
—	—	—	—
9	10	9	25
2	4	14	27
10	9	213	36
1	1	4	11
— †	— †	1	2
6	6	6	6
3	2	3	10
542	1,160	4,611	8,682

39	87	506	659
12	13	—	—
51	100	506	659
491	1,060	4,105	8,023
(64)	553	4,331	4,847

—	—	(7,604)	—
(275)	662	5,409	6,021
(1,096)	(3,654)	(14,050)	(14,856)
—	—	—	—
(1)	20	91	103
3,310	22,170	167,499	131,016
1,938	19,198	151,345	122,284

—	—	(11,249)	—
15,958	7,793	80,268	140,238
(1,142)	(5,657)	(7,995)	(24,002)
—	—	—	—
14,816	2,136	61,024	116,236

16,754	21,334	212,369	238,520
$16,690	$21,887	$216,700	$243,367

American Funds Insurance Series       127

Statements of changes in net assets

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2019*	2018	2019*	2018	2019*	2018
Operations:
Net investment income (loss)	$38,829	$50,276	$12,965	$10,787	$117,844	$162,005
Net realized gain (loss)	58,613	343,542	143,849	247,061	342,283	2,848,894
Net unrealized appreciation (depreciation)	1,056,143	(919,676)	584,518	(673,158)	3,428,653	(2,971,090)
Net increase (decrease) in net assets resulting from
operations	1,153,585	(525,858)	741,332	(415,310)	3,888,780	39,809
Distributions paid to shareholders	(352,171)	(474,814)	(276,087)	(196,135)	(2,816,480)	(2,648,515)
Net capital share transactions	20,562	267,749	313,662	(49,079)	1,958,870	1,071,109
Total increase (decrease) in net assets	821,976	(732,923)	778,907	(660,524)	3,031,170	(1,537,597)
Net assets:
Beginning of period	5,502,153	6,235,076	3,654,514	4,315,038	23,447,861	24,985,458
End of period	$6,324,129	$5,502,153	$4,433,421	$3,654,514	$26,479,031	$23,447,861

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2019*	2018	2019*	2018	2019*	2018
Operations:
Net investment income (loss)	$26,374	$37,077	$13,043	$18,120	$273,674	$495,623
Net realized gain (loss)	(16,375)	19,646	(3,695)	(12,903)	(179,909)	1,250,899
Net unrealized appreciation (depreciation)	184,237	(222,569)	60,862	(53,867)	2,657,371	(2,879,563)
Net increase (decrease) in net assets resulting from
operations	194,236	(165,846)	70,210	(48,650)	2,751,136	(1,133,041)

Distributions paid to shareholders	(21,131)	(35,982)	(11,560)	(20,515)	(1,388,695)	(1,587,775)
Net capital share transactions	(75,980)	77,119	105,759	149,988	1,182,887	(13,827)
Total increase (decrease) in net assets	97,125	(124,709)	164,409	80,823	2,545,328	(2,734,643)
Net assets:
Beginning of period	1,337,258	1,461,967	675,280	594,457	22,925,451	25,660,094
End of period	$1,434,383	$1,337,258	$839,689	$675,280	$25,470,779	$22,925,451

See end of statements of changes in net assets for footnote.

See notes to financial statements.

128       American Funds Insurance Series

(dollars in thousands)

				Blue Chip Income		Global Growth
International Fund		New World Fund		and Growth Fund		and Income Fund		Growth-Income Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2019*	2018	2019*	2018	2019*	2018	2019*	2018	2019*	2018
$95,704	$147,886	$23,597	$32,835	$95,813	$183,892	$24,178	$35,857	$295,587	$479,019
(175,056)	247,240	24,940	126,203	(876)	687,384	9,673	99,872	405,597	3,357,516
1,399,684	(1,741,754)	519,912	(647,033)	791,347	(1,602,222)	311,272	(325,530)	4,088,634	(4,232,991)

1,320,332	(1,346,628)	568,449	(487,995)	886,284	(730,946)	345,123	(189,801)	4,789,818	(396,456)
(259,623)	(646,470)	(134,170)	(126,412)	(725,337)	(883,615)	(107,451)	(186,991)	(3,457,660)	(2,606,909)
(237,150)	1,245,386	15,494	92,573	640,962	265,984	(359)	90,220	2,772,999	2,175,138
823,559	(747,712)	449,773	(521,834)	801,909	(1,348,577)	237,313	(286,572)	4,105,157	(828,227)

9,010,110	9,757,822	3,010,879	3,532,713	8,031,272	9,379,849	1,815,874	2,102,446	29,864,135	30,692,362
$9,833,669	$9,010,110	$3,460,652	$3,010,879	$8,833,181	$8,031,272	$2,053,187	$1,815,874	$33,969,292	$29,864,135

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2019*	2018	2019*	2018	2019*	2018	2019*	2018	2019*	2018

$4,269	$6,105	$141,320	$269,087	$28,041	$55,434	$41,491	$84,812	$3,606	$6,148
11,128	3,576	97,214	(168,412)	8,213	(11,729)	(2,302)	(24,544)	5,782	(7,618)
32,030	(33,957)	417,241	(164,842)	97,913	(70,008)	77,913	(86,196)	2,421	2,541

47,427	(24,276)	655,775	(64,167)	134,167	(26,303)	117,102	(25,928)	11,809	1,071
(883)	(9,700)	(57,012)	(267,421)	(15,883)	(56,130)	(15,473)	(79,933)	(1,267)	(6,505)
2,835	46,266	(14,203)	(511,419)	(46,920)	(297,128)	(25,236)	(144,120)	(10,756)	(43,561)
49,379	12,290	584,560	(843,007)	71,364	(379,561)	76,393	(249,981)	(214)	(48,995)

366,189	353,899	9,854,687	10,697,694	2,088,017	2,467,578	1,203,899	1,453,880	291,175	340,170
$415,568	$366,189	$10,439,247	$9,854,687	$2,159,381	$2,088,017	$1,280,292	$1,203,899	$290,961	$291,175

American Funds Insurance Series     129

Statements of changes in net assets

			U.S. Government/		Managed Risk
	Ultra-Short Bond Fund		AAA-Rated Securities Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2019*	2018	2019*	2018	2019*	2018
Operations:
Net investment income (loss)	$2,730	$4,036	$29,051	$56,785	$127	$1,509
Net realized gain (loss)	—	—	81,814	(86,715)	31,093	21,463
Net unrealized appreciation (depreciation)	(30)	33	17,478	49,517	8,514	(26,917)
Net increase (decrease) in net assets resulting from
operations	2,700	4,069	128,343	19,587	39,734	(3,945)
Distributions paid to shareholders	(1,000)	(3,517)	(11,348)	(55,819)	(29,127)	(21,941)
Net capital share transactions	(22,622)	1,047	(71,510)	(197,780)	43,405	81,200
Total increase (decrease) in net assets	(20,922)	1,599	45,485	(234,012)	54,012	55,314
Net assets:
Beginning of period	306,404	304,805	2,869,303	3,103,315	343,273	287,959
End of period	$285,482	$306,404	$2,914,788	$2,869,303	$397,285	$343,273

* Unaudited.

See notes to financial statements.

130     American Funds Insurance Series

(dollars in thousands)

Managed Risk		Managed Risk Blue Chip		Managed Risk		Managed Risk
International Fund		Income and Growth Fund		Growth-Income Fund		Asset Allocation Fund
Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2019*	2018	2019*	2018	2019*	2018	2019*	2018
$(64)	$2,317	$553	$5,276	$4,331	$2,685	$4,847	$62,566
1,938	5,722	19,198	18,018	151,345	6,953	122,284	97,415
14,816	(25,332)	2,136	(49,299)	61,024	(21,166)	116,236	(366,555)

16,690	(17,293)	21,887	(26,005)	216,700	(11,528)	243,367	(206,574)
(7,796)	(3,428)	(23,415)	(23,525)	(22,902)	(12,352)	(177,744)	(242,968)
3,636	23,257	18,544	19,295	57,148	1,707,014	99,215	(1,462,371)
12,530	2,536	17,016	(30,235)	250,946	1,683,134	164,838	(1,911,913)

150,959	148,423	336,669	366,904	1,892,102	208,968	2,542,497	4,454,410
$163,489	$150,959	$353,685	$336,669	$2,143,048	$1,892,102	$2,707,335	$2,542,497

American Funds Insurance Series     131

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series, American Funds Insurance Series - Portfolio Series, are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

In 2009, shareholders approved the reorganization of the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — To provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

132     American Funds Insurance Series

Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

American Funds Insurance Series     133

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

134     American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series     135

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2019 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,648,947	$—	$—	$1,648,947
Consumer discretionary	1,267,013	—	—	1,267,013
Financials	679,509	—	—	679,509
Health care	633,968	—	—	633,968
Communication services	508,193	—	—	508,193
Consumer staples	490,190	—	—	490,190
Industrials	464,248	—	—	464,248
Materials	170,817	11,082	—	181,899
Energy	135,909	—	—	135,909
Preferred securities	104,460	—	—	104,460
Short-term securities	177,735	—	—	177,735
Total	$6,280,989	$11,082	$—	$6,292,071

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,011,323	$—	$—	$1,011,323
Information technology	783,557	—	—	783,557
Industrials	679,267	—	—	679,267
Consumer discretionary	548,212	681	—	548,893
Financials	372,313	—	514	372,827
Materials	190,108	—	—	190,108
Consumer staples	130,390	—	—	130,390
Communication services	130,259	—	—	130,259
Real estate	117,638	5,108	—	122,746
Energy	54,307	—	14,352	68,659
Utilities	49,580	—	—	49,580
Preferred securities	18,309	—	—	18,309
Short-term securities	382,979	—	—	382,979
Total	$4,468,242	$5,789	$14,866	$4,488,897

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,402,204	$—	$—	$6,402,204
Communication services	4,737,928	—	—	4,737,928
Health care	4,072,084	—	37,000	4,109,084
Consumer discretionary	3,109,058	—	—	3,109,058
Financials	2,277,395	—	—	2,277,395
Industrials	1,765,089	11,838	—	1,776,927
Energy	858,522	—	—	858,522
Consumer staples	806,113	—	—	806,113
Materials	707,180	—	—	707,180
Real estate	487,175	—	—	487,175
Utilities	81,738	—	—	81,738
Short-term securities	1,050,782	—	—	1,050,782
Total	$26,355,268	$11,838	$37,000	$26,404,106

136     American Funds Insurance Series

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,607,025	$61,763	$—	$1,668,788
Industrials	1,576,060	—	—	1,576,060
Health care	1,094,499	—	—	1,094,499
Consumer discretionary	1,090,624	—	—	1,090,624
Materials	657,245	—	—	657,245
Information technology	649,673	—	—	649,673
Consumer staples	587,939	—	—	587,939
Energy	453,422	—	—	453,422
Communication services	433,758	—	—	433,758
Utilities	414,648	9,895	—	424,543
Real estate	231,726	—	—	231,726
Preferred securities	87,415	—	—	87,415
Rights & warrants	—	14,218	—	14,218
Bonds, notes & other debt instruments	—	65,239	—	65,239
Short-term securities	813,905	—	—	813,905
Total	$9,697,939	$151,115	$—	$9,849,054

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$124	$—	$124
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(340)	—	(340)
Total	$—	$(216)	$—	$(216)

*	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$798,798	$—	$—	$798,798
Financials	462,086	2,195	—	464,281
Energy	349,805	—	—	349,805
Consumer discretionary	325,213	—	—	325,213
Health care	284,801	—	—	284,801
Materials	282,415	—	—	282,415
Communication services	178,354	—	—	178,354
Consumer staples	173,282	—	—	173,282
Industrials	166,888	—	—	166,888
Real estate	29,356	3,700	26	33,082
Utilities	22,895	—	—	22,895
Preferred securities	82,131	—	—	82,131
Rights & warrants	—	18,404	—	18,404
Bonds, notes & other debt instruments	—	95,649	—	95,649
Short-term securities	150,800	22,827	—	173,627
Total	$3,306,824	$142,775	$26	$3,449,625

Blue Chip Income and Growth Fund
At June 30, 2019, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series     137

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$300,949	$—	$—	$300,949
Financials	263,873	—	—	263,873
Industrials	255,304	—	—	255,304
Consumer discretionary	189,012	—	—	189,012
Communication services	172,302	—	—	172,302
Health care	169,333	—	—	169,333
Materials	157,542	—	—	157,542
Energy	133,001	—	—	133,001
Real estate	90,794	—	—	90,794
Consumer staples	89,440	—	—	89,440
Utilities	80,897	—	—	80,897
Preferred securities	8,125	—	—	8,125
Bonds, notes & other debt instruments	—	35,145	—	35,145
Short-term securities	88,640	—	—	88,640
Total	$1,999,212	$35,145	$—	$2,034,357

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(94)	$—	$(94)

*	Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,165,778	$—	$—	$5,165,778
Health care	5,141,550	—	—	5,141,550
Financials	3,794,583	—	—	3,794,583
Industrials	3,754,219	—	—	3,754,219
Communication services	3,726,932	—	—	3,726,932
Consumer staples	2,686,282	—	—	2,686,282
Energy	2,395,661	—	—	2,395,661
Consumer discretionary	1,920,427	—	—	1,920,427
Materials	1,619,589	—	—	1,619,589
Utilities	687,090	—	—	687,090
Real estate	645,871	—	—	645,871
Mutual funds	54,750	—	—	54,750
Convertible stocks	99,581	—	—	99,581
Convertible bonds	—	7,112	—	7,112
Short-term securities	2,127,848	—	—	2,127,848
Total	$33,820,161	$7,112	$—	$33,827,273

138     American Funds Insurance Series

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$261,857	$—	$—	$261,857
Health care	183,056	—	—	183,056
Industrials	166,805	—	—	166,805
Energy	123,411	—	—	123,411
Real estate	109,943	—	—	109,943
Consumer discretionary	100,102	—	—	100,102
Materials	98,006	—	—	98,006
Utilities	84,829	—	—	84,829
Consumer staples	81,953	—	—	81,953
Information technology	62,060	—	—	62,060
Communication services	54,189	—	—	54,189
Preferred securities	17,882	—	—	17,882
Bonds, notes & other debt instruments	—	16,561	—	16,561
Short-term securities	64,951	5,254	—	70,205
Total	$1,409,044	$21,815	$—	$1,430,859

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5	$—	$5

*	Forward currency contracts are not included in the investment portfolio.

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$80,425	$—	$—	$80,425
Consumer staples	76,231	—	—	76,231
Financials	72,505	—	—	72,505
Real estate	68,981	—	—	68,981
Energy	62,860	—	—	62,860
Communication services	42,892	—	—	42,892
Health care	41,406	—	—	41,406
Utilities	35,775	—	—	35,775
Consumer discretionary	35,366	—	—	35,366
Industrials	32,313	—	—	32,313
Materials	17,288	—	—	17,288
Convertible stocks	9,327	—	—	9,327
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	110,248	—	110,248
Mortgage-backed obligations	—	44,289	—	44,289
Corporate bonds & notes	—	26,961	—	26,961
Asset-backed obligations	—	8,357	—	8,357
Municipals	—	412	—	412
Short-term securities	68,566	—	—	68,566
Total	$643,935	$190,267	$—	$834,202

American Funds Insurance Series     139

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,059	$—	$—	$1,059
Unrealized appreciation on interest rate swaps	—	1,793	—	1,793
Liabilities:
Unrealized depreciation on futures contracts	(1,125)	—	—	(1,125)
Unrealized depreciation on interest rate swaps	—	(444)	—	(444)
Total	$(66)	$1,349	$—	$1,283

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,765,115	$—	$20	$3,765,135
Financials	2,551,268	—	—	2,551,268
Health care	2,528,372	—	1,105	2,529,477
Industrials	1,470,379	—	—	1,470,379
Consumer discretionary	1,255,604	—	—	1,255,604
Energy	995,399	2,432	—	997,831
Consumer staples	979,664	—	—	979,664
Communication services	944,595	—	—	944,595
Materials	681,444	—	—	681,444
Real estate	220,771	—	—	220,771
Utilities	161,208	—	—	161,208
Rights & warrants	—	—	101	101
Convertible stocks	62,944	—	4,983	67,927
Convertible bonds	—	1,286	—	1,286
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	3,238,261	—	3,238,261
Corporate bonds & notes	—	2,735,565	11,362	2,746,927
Mortgage-backed obligations	—	1,543,099	—	1,543,099
Federal agency bonds & notes	—	12,852	—	12,852
Other	—	210,817	—	210,817
Short-term securities	2,629,116	—	—	2,629,116
Total	$18,245,879	$7,744,312	$17,571	$26,007,762

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$18,387	$—	$—	$18,387
Liabilities:
Unrealized depreciation on futures contracts	(7,975)	—	—	(7,975)
Unrealized depreciation on interest rate swaps	—	(9,381)	—	(9,381)
Total	$10,412	$(9,381)	$—	$1,031

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

140     American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$47,450	$—	$—	$47,450
Health care	42,399	—	—	42,399
Financials	35,425	—	—	35,425
Consumer staples	31,760	—	—	31,760
Industrials	27,404	—	—	27,404
Consumer discretionary	17,892	—	—	17,892
Materials	11,753	—	—	11,753
Energy	10,162	—	—	10,162
Communication services	9,215	—	—	9,215
Real estate	7,342	—	—	7,342
Utilities	5,050	—	—	5,050
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies
outside the U.S.	—	61,571	—	61,571
U.S. Treasury bonds & notes	—	53,633	—	53,633
Corporate bonds & notes	—	21,393	—	21,393
Mortgage-backed obligations	—	10,274	—	10,274
Short-term securities	21,438	896	—	22,334
Total	$267,290	$147,767	$—	$415,057

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$89	$—	$—	$89
Unrealized appreciation on open forward currency contracts	—	102	—	102
Unrealized appreciation on interest rate swaps	—	51	—	51
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(100)	—	(100)
Total	$89	$53	$—	$142

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,484,974	$—	$3,484,974
U.S. Treasury bonds & notes	—	3,003,625	—	3,003,625
Mortgage-backed obligations	—	2,729,802	—	2,729,802
Bonds & notes of governments & government agencies
outside the U.S.	—	581,913	—	581,913
Municipals	—	204,458	—	204,458
Asset-backed obligations	—	198,442	—	198,442
Federal agency bonds & notes	—	12,020	—	12,020
Common stocks	—	218	10	228
Rights & warrants	—	—	31	31
Short-term securities	1,034,921	52,775	—	1,087,696
Total	$1,034,921	$10,268,227	$41	$11,303,189

American Funds Insurance Series     141

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$50,129	$—	$—	$50,129
Unrealized appreciation on open forward currency contracts	—	4,506	—	4,506
Unrealized appreciation on interest rate swaps	—	1,366	—	1,366
Liabilities:
Unrealized depreciation on futures contracts	(12,139)	—	—	(12,139)
Unrealized depreciation on open forward currency contracts	—	(7,567)	—	(7,567)
Unrealized depreciation on interest rate swaps	—	(13,184)	—	(13,184)
Total	$37,990	$(14,879)	$—	$23,111

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$341,361	$—	$341,361
Japanese yen	—	276,684	—	276,684
Chinese yuan renminbi	—	67,355	—	67,355
Mexican pesos	—	67,026	—	67,026
Danish kroner	—	45,786	—	45,786
Indian rupees	—	39,690	—	39,690
Norwegian kroner	—	35,364	—	35,364
British pounds	—	27,643	—	27,643
South African rand	—	27,252	—	27,252
Thai baht	—	22,820	—	22,820
Indonesian rupiah	—	21,296	—	21,296
Israeli shekels	—	20,628	—	20,628
Polish zloty	—	20,594	—	20,594
Colombian pesos	—	11,464	—	11,464
U.S. dollars	—	886,429	450	886,879
Other	—	78,758	—	78,758
Convertible bonds	—	102	—	102
Convertible stocks	—	—	847	847
Common stocks	251	417	3	671
Rights & warrants	—	—	17	17
Short-term securities	94	153,323	—	153,417
Total	$345	$2,143,992	$1,317	$2,145,654

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,738	$—	$—	$2,738
Unrealized appreciation on open forward currency contracts	—	2,437	—	2,437
Unrealized appreciation on interest rate swaps	—	1,351	—	1,351
Liabilities:
Unrealized depreciation on futures contracts	(1,424)	—	—	(1,424)
Unrealized depreciation on open forward currency contracts	—	(2,882)	—	(2,882)
Total	$1,314	$906	$—	$2,220

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

142     American Funds Insurance Series

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,178,025	$9,653	$1,187,678
Municipals	—	94	—	94
Convertible bonds	—	7,108	—	7,108
Convertible stocks	890	—	4,834	5,724
Preferred securities	—	2,292	—	2,292
Common stocks	3,421	2,642	2,624	8,687
Rights & warrants	—	3	109	112
Short-term securities	69,689	—	—	69,689
Total	$74,000	$1,190,164	$17,220	$1,281,384

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on credit default swaps	$—	$(284)	$—	$(284)

[1]	Credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2019 (dollars in thousands):

	Beginning	Transfers				Net				Transfers		Ending
	value at	into				realized		Unrealized		out of		value at
	1/1/2019	Level 3	[2]	Purchases	Sales	gain	[3]	depreciation	[3]	Level 3	[2]	6/30/2019
Investment securities	$17,537	$—		$491	$(331)	$16		$(473)		$(20)		$17,220

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2019												$(474)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.

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Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable		Weighted	an increase in
	6/30/2019	techniques	inputs	Range	average	input*
Bonds, notes & other debt instruments	$9,653	Yield analysis	Yield to maturity risk premium	0-400 bps	313 bps	Decrease
Convertible stocks	4,834	Multiple of revenue	Revenue multiple	0.87x	0.87x	Increase
Common stocks	2,624	Inputs to market comparables and transaction price	Weight ascribed to market comparables	50%	N/A	N/A
			Weight ascribed to transaction price	50%	N/A	N/A
		Market comparable companies	EBITDA multiple	4.7x	4.7x	Increase
			Discount for lack of marketability	27%	27%	Decrease
		Multiple of revenue	Revenue multiple	1.3x	1.3x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
Rights & warrants	109	Black-Scholes	Implied volatility	30%	30%	Increase
	$17,220

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation
EBITDA = Earnings before income taxes, depreciation and amortization

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$216,347	$—	$216,347
U.S. Treasury bonds & notes	—	28,491	—	28,491
Federal agency bonds & notes	—	18,848	—	18,848
Asset-backed obligations	—	10,075	—	10,075
Corporate bonds & notes	—	—	27	27
Short-term securities	—	20,740	—	20,740
Total	$—	$294,501	$27	$294,528

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,209	$—	$—	$2,209
Unrealized appreciation on interest rate swaps	—	2,613	—	2,613
Liabilities:
Unrealized depreciation on futures contracts	(5)	—	—	(5)
Unrealized depreciation on interest rate swaps	—	(4,884)	—	(4,884)
Total	$2,204	$(2,271)	$—	$(67)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund
At June 30, 2019, all of the fund’s investment securities were classified as Level 2.

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U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,379,808	$—	$1,379,808
Mortgage-backed obligations	—	782,101	—	782,101
Federal agency bonds & notes	—	598,890	—	598,890
Short-term securities	—	210,821	—	210,821
Total	$—	$2,971,620	$—	$2,971,620

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25,747	$—	$—	$25,747
Unrealized appreciation on interest rate swaps	—	36,665	—	36,665
Liabilities:
Unrealized depreciation on futures contracts	(1,612)	—	—	(1,612)
Unrealized depreciation on interest rate swaps	—	(62,787)	—	(62,787)
Total	$24,135	$(26,122)	$—	$(1,987)

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund
At June 30, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund
At June 30, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund
At June 30, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund
At June 30, 2019, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund
At June 30, 2019, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

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Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

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Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

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Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

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Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — A fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Global Small Capitalization Fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a

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portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

As of June 30, 2019, the total value of securities on loan was $158,280,000, and the total value of collateral received was $164,904,000. Collateral received included cash of $132,644,000 and non-cash U.S. Government securities of $32,260,000. Investment securities purchased from cash collateral of $119,380,000 are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set

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by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI,

American Funds Insurance Series     151

represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

					Interest		Credit
	Options	Futures			rate		Default
	purchased	contracts	Forwards		Swaps		Swaps
International Fund	Not applicable	Not applicable	$62,955		Not applicable		Not applicable
New World Fund	Not applicable	Not applicable	12,089	*	Not applicable		Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	7,516		Not applicable		Not applicable
International Growth and Income Fund	Not applicable	Not applicable	1,582		Not applicable		Not applicable
Capital Income Builder	Not applicable	$159,367	Not applicable		$282,002		Not applicable
Asset Allocation Fund	Not applicable	1,363,592	Not applicable		1,029,617		Not applicable
Global Balanced Fund	Not applicable	13,222	24,216		62,509		Not applicable
Bond Fund	Not applicable	3,441,054	687,325		1,223,097		Not applicable
Global Bond Fund	Not applicable	405,232	751,208		1,050,454		Not applicable
High-Income Bond Fund	Not applicable	Not applicable	Not applicable		34,644	*	$69,305
Mortgage Fund	Not applicable	152,083	Not applicable		422,087		Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,866,388	Not applicable		13,229,823		Not applicable
Managed Risk Growth Fund	Not applicable	53,799	Not applicable		Not applicable		Not applicable
Managed Risk International Fund	Not applicable	186,094	Not applicable		Not applicable		Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	45,963	Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	$216,765	201,777	Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation Fund	Not applicable	338,197	Not applicable		Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

152     American Funds Insurance Series

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2019 (dollars in thousands):

International Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open	$124	Unrealized depreciation on open	$340
		forward currency contracts		forward currency contracts

		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized loss on forward	$(999)	Net unrealized appreciation on	$309
		currency contracts		forward currency contracts

New World Fund

		Net realized gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized gain on forward	$303	Net unrealized depreciation on	$(303)
		currency contracts		forward currency contracts

Global Growth and Income Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open	$—	Unrealized depreciation on open	$94
		forward currency contracts		forward currency contracts

		Net realized gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized gain on forward	$493	Net unrealized depreciation on	$(445)
		currency contracts		forward currency contracts

See end of tables for footnotes.

American Funds Insurance Series     153

International Growth and Income Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open	$5	Unrealized depreciation on open	$—
		forward currency contracts		forward currency contracts

		Net realized gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized gain on forward	$24	Net unrealized appreciation on	$5
		currency contracts		forward currency contracts

Capital Income Builder
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,059	Unrealized depreciation[1]	$1,125
Swap	Interest	Unrealized appreciation[1]	1,793	Unrealized depreciation[1]	444
			$2,852		$1,569

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures contracts	$(194)	Net unrealized depreciation on futures contracts	$(495)
Swap	Interest	Net realized gain on swap contracts	230	Net unrealized appreciation on swap contracts	1,349
			$36		$854

Asset Allocation Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$18,387	Unrealized depreciation[1]	$7,975
Swap	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	9,381
			$18,387		$17,356

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$12,523	Net unrealized appreciation on futures contracts	$5,251
Swap	Interest	Net realized loss on swap contracts	(12,336)	Net unrealized depreciation on swap contracts	(5,824)
			$187		$(573)

154     American Funds Insurance Series

Global Balanced Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$89	Unrealized depreciation[1]	$—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	102	Unrealized depreciation on open forward currency contracts	100
Swap	Interest	Unrealized appreciation[1]	51	Unrealized depreciation[1]	—
			$242		$100

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$509	Net unrealized depreciation on futures contracts	$(91)
Forward currency	Currency	Net realized loss on forward currency contracts	(206)	Net unrealized depreciation on forward currency contracts	(80)
Swap	Interest	Net realized loss on swap contracts	(20)	Net unrealized appreciation on swap contracts	46
			$283		$(125)
Bond Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$50,129	Unrealized depreciation[1]	$12,139
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	4,506	Unrealized depreciation on open forward currency contracts	7,567
Swap	Interest	Unrealized appreciation[1]	1,366	Unrealized depreciation[1]	13,184
			$56,001		$32,890

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$31,573	Net unrealized appreciation on futures contracts	$18,382
Forward currency	Currency	Net realized loss on forward currency contracts	(10,249)	Net unrealized appreciation on forward currency contracts	6,210
Swap	Interest	Net realized loss on swap contracts	(14,206)	Net unrealized depreciation on swap contracts	(12,045)
Swap	Credit	Net realized loss on swap contracts	(342)	Net unrealized appreciation on swap contracts	—
			$6,776		$12,547

See end of tables for footnotes.

American Funds Insurance Series     155

Global Bond Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,738	Unrealized depreciation[1]	$1,424
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,437	Unrealized depreciation on open forward currency contracts	2,882
Swap	Interest	Unrealized appreciation[1]	1,351	Unrealized depreciation[1]	—
			$6,526		$4,306

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$12,050	Net unrealized depreciation on futures contracts	$(2,957)
Forward currency	Currency	Net realized gain on forward currency contracts	2,707	Net unrealized depreciation on forward currency contracts	(7,363)
Swap	Interest	Net realized loss on swap contracts	(202)	Net unrealized appreciation on swap contracts	1,300
			$14,555		$(9,020)

High-Income Bond Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Swap	Credit	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$284

		Net realized loss		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Swap	Interest	Net realized loss on swap contracts	$(268)	Net unrealized appreciation on swap contracts	$224
Swap	Credit	Net realized loss on swap contracts	(127)	Net unrealized depreciation on swap contracts	(1,828)
			$(395)		$(1,604)

Mortgage Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,209	Unrealized depreciation[1]	$5
Swap	Interest	Unrealized appreciation[1]	2,613	Unrealized depreciation[1]	4,884
			$4,822		$4,889

156     American Funds Insurance Series

		Net realized gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$3,551	Net unrealized appreciation on futures contracts	$305
Swap	Interest	Net realized gain on swap contracts	1,067	Net unrealized depreciation on swap contracts	(3,465)
			$4,618		$(3,160)
U.S. Government/AAA-Rated Securities Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$25,747	Unrealized depreciation[1]	$1,612
Swap	Interest	Unrealized appreciation[1]	36,665	Unrealized depreciation[1]	62,787
			$62,412		$64,399

		Net realized gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$55,917	Net unrealized depreciation on futures contracts	$(3,315)
Swap	Interest	Net realized gain on swap contracts	6,764	Net unrealized depreciation on swap contracts	(45,476)
			$62,681		$(48,791)
Managed Risk Growth Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$171	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized loss on futures contracts	$(53)	Net unrealized appreciation on futures contracts	$45
Futures	Equity	Net realized loss on futures contracts	(5,316)	Net unrealized depreciation on futures contracts	(4,022)
Futures	Interest	Net realized gain on futures contracts	2,166	Net unrealized depreciation on futures contracts	(1,743)
			$(3,203)		$(5,720)

See end of tables for footnotes.

American Funds Insurance Series     157

Managed Risk International Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$77	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized loss on futures contracts	$(297)	Net unrealized appreciation on futures contracts	$278
Futures	Equity	Net realized loss on futures contracts	(1,420)	Net unrealized depreciation on futures contracts	(882)
Futures	Interest	Net realized gain on futures contracts	621	Net unrealized depreciation on futures contracts	(538)
			$(1,096)		$(1,142)

Managed Risk Blue Chip Income and Growth Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$124	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized loss on futures contracts	$(27)	Net unrealized appreciation on futures contracts	$30
Futures	Equity	Net realized loss on futures contracts	(5,702)	Net unrealized depreciation on futures contracts	(3,946)
Futures	Interest	Net realized gain on futures contracts	2,075	Net unrealized depreciation on futures contracts	(1,741)
			$(3,654)		$(5,657)

Managed Risk Growth-Income Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[2]	$4,101	Investment securities from unaffiliated issuers[2]	$—
Futures	Equity	Unrealized appreciation[1]	836	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	1,476	Unrealized depreciation[1]	—
			$6,413		$—

158     American Funds Insurance Series

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on options purchased contracts[3]	$(7,604)	Net unrealized depreciation on options purchased contracts[4]	$(11,249)
Futures	Currency	Net realized loss on futures contracts	(716)	Net unrealized appreciation on futures contracts	497
Futures	Equity	Net realized loss on futures contracts	(20,075)	Net unrealized depreciation on futures contracts	(3,049)
Futures	Interest	Net realized gain on futures contracts	6,741	Net unrealized depreciation on futures contracts	(5,443)
			$(21,654)		$(19,244)

Managed Risk Asset Allocation Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,321	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized loss on futures contracts	$(232)	Net unrealized appreciation on futures contracts	$182
Futures	Equity	Net realized loss on futures contracts	(22,682)	Net unrealized depreciation on futures contracts	(17,157)
Futures	Interest	Net realized gain on futures contracts	8,058	Net unrealized depreciation on futures contracts	(7,027)
			$(14,856)		$(24,002)

[1]	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.
[2]	Includes options purchased as reported in the fund’s investment portfolio.
[3]	Options purchased are included in net realized gain (loss) on unaffiliated investments.
[4]	Options purchased are included in net unrealized appreciation (depreciation) on unaffiliated investments.

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event

American Funds Insurance Series     159

of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2019, if close-out netting was exercised (dollars in thousands):

International Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Citibank	$72	$(6)	$—	$(66)	$—
Morgan Stanley	52	—	—	—	52
Total	$124	$(6)	$—	$(66)	$52
Liabilities:
Citibank	$6	$(6)	$—	$—	$—
JPMorgan Chase	334	—	—	(334)	—
Total	$340	$(6)	$—	$(334)	$—

Global Growth and Income Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
JPMorgan Chase	$94	$—	$—	$—	$94

International Growth and Income Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Morgan Stanley	$5	$—	$—	$—	$5

160     American Funds Insurance Series

Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America, N.A.	$9	$(3)	$—	$—	$6
Citibank	16	(8)	—	—	8
Goldman Sachs	14	(8)	—	—	6
HSBC Bank	29	(29)	—	—	—
JPMorgan Chase	22	(10)	—	—	12
Morgan Stanley	10	(10)	—	—	—
Standard Chartered Bank	2	(2)	—	—	—
Total	$102	$(70)	$—	$—	$32
Liabilities:
Bank of America, N.A.	$3	$(3)	$—	$—	$—
Bank of New York Mellon	1	—	—	—	1
Citibank	8	(8)	—	—	—
Goldman Sachs	8	(8)	—	—	—
HSBC Bank	35	(29)	—	—	6
JPMorgan Chase	10	(10)	—	—	—
Morgan Stanley	11	(10)	—	—	1
Standard Chartered Bank	24	(2)	—	—	22
Total	$100	$(70)	$—	$—	$30

Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America, N.A.	$2,014	$(1,029)	$(985)	$—	$—
Citibank	2,492	(2,492)	—	—	—
Total	$4,506	$(3,521)	$(985)	$—	$—
Liabilities:
Bank of America, N.A.	$1,029	$(1,029)	$—	$—	$—
Citibank	4,066	(2,492)	(1,574)	—	—
Goldman Sachs	1,821	—	(1,821)	—	—
HSBC Bank	43	—	—	—	43
JPMorgan Chase	298	—	(298)	—	—
Morgan Stanley	310	—	(310)	—	—
Total	$7,567	$(3,521)	$(4,003)	$—	$43

See end of tables for footnote.

American Funds Insurance Series     161

Global Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America, N.A.	$209	$(149)	$(60)	$—	$—
Citibank	258	(258)	—	—	—
Goldman Sachs	433	(313)	—	—	120
HSBC Bank	322	(322)	—	—	—
JPMorgan Chase	660	(182)	—	(290)	188
Morgan Stanley	239	(239)	—	—	—
Standard Chartered Bank	212	(212)	—	—	—
UBS AG	104	—	—	—	104
Total	$2,437	$(1,675)	$(60)	$(290)	$412
Liabilities:
Bank of America, N.A.	$149	$(149)	$—	$—	$—
Bank of New York Mellon	6	—	—	—	6
Citibank	673	(258)	(303)	—	112
Goldman Sachs	313	(313)	—	—	—
HSBC Bank	683	(322)	(282)	—	79
JPMorgan Chase	182	(182)	—	—	—
Morgan Stanley	393	(239)	(149)	—	5
Standard Chartered Bank	483	(212)	(269)	—	2
Total	$2,882	$(1,675)	$(1,003)	$—	$204

* Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

162     American Funds Insurance Series

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2018:
Undistributed ordinary income	$8,660	$49,672	$198,816	$15,101	$6,466	$36,690
Undistributed long-term capital gains	343,497	226,394	2,617,605	244,466	127,685	688,634
As of June 30, 2019:
Gross unrealized appreciation on
investments	2,498,042	1,100,893	10,252,267	2,414,395	795,153	1,868,094
Gross unrealized depreciation on
investments	(179,515)	(202,349)	(367,944)	(578,588)	(95,536)	(365,708)
Net unrealized appreciation
(depreciation) on investments	2,318,527	898,544	9,884,323	1,835,807	699,617	1,502,386
Cost of investments	3,973,544	3,590,353	16,519,783	8,013,031	2,750,008	7,401,972

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
As of December 31, 2018:
Undistributed ordinary income	$6,636	$252,809	$21,126	$1,595	$110,523	$541
Undistributed long-term capital gains	100,790	3,204,751	—	—	1,278,077	353
Capital loss carryforward*	—	—	—	(13,776)	—	—
As of June 30, 2019:
Gross unrealized appreciation on
investments	535,307	9,638,352	253,242	76,501	5,761,019	64,481
Gross unrealized depreciation on
investments	(38,478)	(1,067,251)	(99,719)	(38,015)	(627,910)	(9,001)
Net unrealized appreciation
(depreciation) on investments	496,829	8,571,101	153,523	38,486	5,133,109	55,480
Cost of investments	1,537,434	25,256,172	1,277,341	796,999	20,875,684	359,719

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2018:
Undistributed ordinary income	$56,980	$15,875	$15,462	$1,266	$999	$11,344
Capital loss carryforward*	(159,206)	(3,784)	(160,099)	(6,175)	—	(52,033)
As of June 30, 2019:
Gross unrealized appreciation on
investments	380,851	82,288	19,449	7,835	9	87,477
Gross unrealized depreciation on
investments	(81,535)	(30,531)	(56,117)	(5,220)	(47)	(66,037)
Net unrealized appreciation
(depreciation) on investments	299,316	51,757	(36,668)	2,615	(38)	21,440
Cost of investments	11,026,984	2,096,117	1,321,265	291,846	285,230	2,948,193

See end of tables for footnote.

American Funds Insurance Series     163

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
As of December 31, 2018:
Undistributed ordinary income	$2,543	$2,983	$5,577	$6,359	$62,616
Undistributed long-term capital gains	26,579	4,809	17,833	16,511	115,113
As of June 30, 2019:
Gross unrealized appreciation on
investments	1,969	1,425	1,398	58,266	80,042
Gross unrealized depreciation on
investments	—	—	(20,122)	(10,238)	—
Net unrealized appreciation
(depreciation) on investments	1,969	1,425	(18,724)	48,028	80,042
Cost of investments	395,653	162,251	372,751	2,095,335	2,630,305

*	Capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$3,637	$121,251	$124,888	$28,611	$134,884	$163,495
Class 1A	9	367	376	47	273	320
Class 2	4,707	204,481	209,188	41,238	251,323	292,561
Class 4	311	17,408	17,719	2,414	16,024	18,438
Total	$8,664	$343,507	$352,171	$72,310	$402,504	$474,814

Global Small Capitalization Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$21,934	$97,912	$119,846	$21,329	$55,968	$77,297
Class 1A	5	23	28	4	12	16
Class 2	25,817	119,280	145,097	26,294	86,037	112,331
Class 4	1,932	9,184	11,116	1,456	5,035	6,491
Total	$49,688	$226,399	$276,087	$49,083	$147,052	$196,135

Growth Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$75,877	$964,757	$1,040,634	$88,940	$792,865	$881,805
Class 1A	97	1,290	1,387	76	634	710
Class 2	111,958	1,500,212	1,612,170	117,331	1,515,757	1,633,088
Class 3	1,549	20,442	21,991	1,723	20,248	21,971
Class 4	9,369	130,929	140,298	6,414	104,527	110,941
Total	$198,850	$2,617,630	$2,816,480	$214,484	$2,434,031	$2,648,515

164     American Funds Insurance Series

International Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$9,081	$130,060	$139,141	$174,418	$165,915	$340,333
Class 1A	8	141	149	156	140	296
Class 2	5,643	104,778	110,421	136,977	146,986	283,963
Class 3	37	637	674	887	970	1,857
Class 4	368	8,870	9,238	9,465	10,556	20,021
Total	$15,137	$244,486	$259,623	$321,903	$324,567	$646,470

New World Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$4,047	$71,500	$75,547	$21,450	$54,023	$75,473
Class 1A	7	132	139	24	50	74
Class 2	1,617	34,958	36,575	8,194	26,593	34,787
Class 4	806	21,103	21,909	3,419	12,659	16,078
Total	$6,477	$127,693	$134,170	$33,087	$93,325	$126,412

Blue Chip Income and Growth Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$22,828	$410,713	$433,541	$232,769	$299,947	$532,716
Class 1A	23	435	458	120	135	255
Class 2	12,001	238,793	250,794	134,358	186,318	320,676
Class 4	1,844	38,700	40,544	13,348	16,620	29,968
Total	$36,696	$688,641	$725,337	$380,595	$503,020	$883,615

Global Growth and Income Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$2,017	$27,971	$29,988	$16,289	$31,541	$47,830
Class 1A	5	66	71	28	53	81
Class 2	4,278	66,794	71,072	40,436	90,173	130,609
Class 4	350	5,970	6,320	2,682	5,789	8,471
Total	$6,650	$100,801	$107,451	$59,435	$127,556	$186,991

American Funds Insurance Series     165

Growth-Income Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$147,504	$1,825,184	$1,972,688	$341,172	$1,049,641	$1,390,813
Class 1A	64	825	889	124	344	468
Class 2	96,542	1,260,360	1,356,902	241,470	886,942	1,128,412
Class 3	1,127	14,500	15,627	2,907	10,337	13,244
Class 4	7,620	103,934	111,554	15,471	58,501	73,972
Total	$252,857	$3,204,803	$3,457,660	$601,144	$2,005,765	$2,606,909

International Growth and Income Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$16,279	$—	$16,279	$28,476	$—	$28,476
Class 1A	33	—	33	44	—	44
Class 2	3,580	—	3,580	5,865	—	5,865
Class 4	1,239	—	1,239	1,597	—	1,597
Total	$21,131	$—	$21,131	$35,982	$—	$35,982

Capital Income Builder

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$6,127	$—	$6,127	$9,421	$617	$10,038
Class 1A	49	—	49	66	3	69
Class 2	64	—	64	90	6	96
Class 4	5,320	—	5,320	9,550	762	10,312
Total	$11,560	$—	$11,560	$19,127	$1,388	$20,515

Asset Allocation Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$73,953	$816,841	$890,794	$386,982	$666,856	$1,053,838
Class 1A	35	416	451	147	263	410
Class 2	20,897	253,101	273,998	103,332	210,133	313,465
Class 3	134	1,581	1,715	686	1,413	2,099
Class 4	15,585	206,152	221,737	69,096	148,867	217,963
Total	$110,604	$1,278,091	$1,388,695	$560,243	$1,027,532	$1,587,775

166     American Funds Insurance Series

Global Balanced Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$163	$109	$272	$1,808	$1,346	$3,154
Class 1A	3	2	5	30	25	55
Class 2	257	173	430	2,555	2,290	4,845
Class 4	105	71	176	804	842	1,646
Total	$528	$355	$883	$5,197	$4,503	$9,700

Bond Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$35,807	$—	$35,807	$156,337	$8,915	$165,252
Class 1A	25	—	25	76	4	80
Class 2	19,047	—	19,047	88,266	5,217	93,483
Class 4	2,133	—	2,133	8,153	453	8,606
Total	$57,012	$—	$57,012	$252,832	$14,589	$267,421

Global Bond Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$8,015	$—	$8,015	$25,210	$3,256	$28,466
Class 1A	3	—	3	9	1	10
Class 2	7,548	—	7,548	23,308	3,412	26,720
Class 4	317	—	317	816	118	934
Total	$15,883	$—	$15,883	$49,343	$6,787	$56,130

High-Income Bond Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$6,459	$—	$6,459	$34,114	$—	$34,114
Class 1A	9	—	9	40	—	40
Class 2	8,299	—	8,299	43,382	—	43,382
Class 3	118	—	118	664	—	664
Class 4	588	—	588	1,733	—	1,733
Total	$15,473	$—	$15,473	$79,933	$—	$79,933

Mortgage Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$944	$—	$944	$4,938	$—	$4,938
Class 1A	3	—	3	15	—	15
Class 2	239	—	239	1,128	—	1,128
Class 4	81	—	81	424	—	424
Total	$1,267	$—	$1,267	$6,505	$—	$6,505

American Funds Insurance Series    167

Ultra-Short Bond Fund

	Six months ended June 30, 2019					Year ended December 31, 2018
				Total				Total
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class 1	$120		$—	$120		$561	$—	$561
Class 1A	—	*	—	—	*	—	—	—
Class 2	794		—	794		2,762	—	2,762
Class 3	12		—	12		41	—	41
Class 4	74		—	74		153	—	153
Total	$1,000		$—	$1,000		$3,517	$—	$3,517

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2019					Year ended December 31, 2018
				Total				Total
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class 1	$5,960		$—	$5,960		$29,881	$—	$29,881
Class 1A	8		—	8		29	—	29
Class 2	4,960		—	4,960		24,431	—	24,431
Class 3	33		—	33		165	—	165
Class 4	387		—	387		1,313	—	1,313
Total	$11,348		$—	$11,348		$55,819	$—	$55,819

Managed Risk Growth Fund

	Six months ended June 30, 2019					Year ended December 31, 2018
				Total				Total
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$34		$256	$290		$14	$135	$149
Class P2	2,512		26,325	28,837		1,397	20,395	21,792
Total	$2,546		$26,581	$29,127		$1,411	$20,530	$21,941

Managed Risk International Fund

	Six months ended June 30, 2019					Year ended December 31, 2018
				Total				Total
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$11		$16	$27		$8	$1	$9
Class P2	2,974		4,795	7,769		2,681	738	3,419
Total	$2,985		$4,811	$7,796		$2,689	$739	$3,428

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2019					Year ended December 31, 2018
				Total				Total
	Ordinary		Long-term	distributions		Ordinary	Long-term	distributions
Share class	income		capital gains	paid		income	capital gains	paid
Class P1	$13		$40	$53		$15	$7	$22
Class P2	5,566		17,796	23,362		11,391	12,112	23,503
Total	$5,579		$17,836	$23,415		$11,406	$12,119	$23,525

168     American Funds Insurance Series

Managed Risk Growth-Income Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$5,750	$14,505	$20,255	$42	$122	$164
Class P2	628	2,019	2,647	2,374	9,814	12,188
Total	$6,378	$16,524	$22,902	$2,416	$9,936	$12,352

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2019			Year ended December 31, 2018
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$—	$65	$65	$31,787	$66,960	$98,747
Class P2	62,628	115,051	177,679	36,816	107,405	144,221
Total	$62,628	$115,116	$177,744	$68,603	$174,365	$242,968

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — On March 4, 2019, the series board of trustees approved amended agreements effective May 1, 2019, decreasing the annual rate to 0.500% on daily net assets in excess of $1.5 billion for International Growth and Income Fund, and decreasing the annual rate to 0.410% on daily net assets in excess of $1 billion for Capital Income Builder. CRMC voluntarily reduced the investment advisory services fees to the approved rates in advance of the effective date. CRMC is also waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2019, total investment advisory services fees waived by CRMC were $1,408,000.

American Funds Insurance Series     169

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

					For the	For the
					six months	six months
			Net asset level		ended	ended
	Rates		(in billions)		June 30,	June 30,
	Beginning	Ending		In excess	2019,	2019,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.518%	.518%
Global Small Capitalization Fund	.800	.635	.6	5.0	.697	.697
Growth Fund	.500	.280	.6	34.0	.323	.323
International Fund	.690	.430	.5	21.0	.492	.492
New World Fund	.850	.580	.5	4.0	.703	.703
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.390	.390
Global Growth and Income Fund	.690	.480	.6	3.0	.597	.597
Growth-Income Fund	.500	.219	.6	34.0	.257	.257
International Growth and Income Fund	.690	.500	.5	1.5	.608	.608
Capital Income Builder	.500	.410	.6	1.0	.495	.489
Asset Allocation Fund	.500	.240	.6	21.0	.267	.267
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.364	.364
Global Bond Fund	.570	.450	1.0	3.0	.533	.533
High-Income Bond Fund	.500	.420	.6	2.0	.474	.474
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.340	.340
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

170     American Funds Insurance Series

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Prior to July 1, 2019, all share classes of each fund, other than the managed-risk funds, paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets. The series board of trustees authorized the funds, other than the managed risk funds, to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of each share class (which could be increased as noted above) for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$107
Class 1A	$—	$8	—*
Class 2	4,518	Not applicable	181
Class 4	363	363	15
Total class-specific
expenses	$4,881	$371	$303

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$469
Class 1A	$—	$15	1
Class 2	18,471	Not applicable	739
Class 3	183	Not applicable	10
Class 4	1,528	1,528	61
Total class-specific
expenses	$20,182	$1,543	$1,280

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$93
Class 1A	$—	$4	—	*
Class 2	1,130	Not applicable	45
Class 4	655	654	26
Total class-specific
expenses	$1,785	$658	$164

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$88
Class 1A	$—	$ —*	—	*
Class 2	2,796	Not applicable	112
Class 4	208	208	8
Total class-specific
expenses	$3,004	$208	$208

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$255
Class 1A	$—	$7	—	*
Class 2	5,132	Not applicable	206
Class 3	23	Not applicable	1
Class 4	406	406	16
Total class-specific
expenses	$5,561	$413	$478

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$258
Class 1A	$—	$6	—	*
Class 2	3,745	Not applicable	150
Class 4	550	550	22
Total class-specific
expenses	$4,295	$556	$430

See end of tables for footnote.

American Funds Insurance Series     171

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$27
Class 1A	$—	$1	—	*
Class 2	1,641	Not applicable	66
Class 4	136	136	5
Total class-specific
expenses	$1,777	$137	$98
Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$925
Class 1A	$—	$10	—	*
Class 2	16,092	Not applicable	644
Class 3	136	Not applicable	7
Class 4	1,264	1,264	51
Total class-specific
expenses	$17,492	$1,274	$1,627

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$54
Class 1A	$—	$2	—	*
Class 2	303	Not applicable	12
Class 4	100	100	4
Total class-specific
expenses	$403	$102	$70

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$19
Class 1A	$—	$4	—	*
Class 2	5	Not applicable	—	*
Class 4	479	479	19
Total class-specific
expenses	$484	$483	$38

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$783
Class 1A	$—	$10	—	*
Class 2	6,111	Not applicable	244
Class 3	28	Not applicable	2
Class 4	4,835	4,835	193
Total class-specific
expenses	$10,974	$4,845	$1,222

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$3	—	*
Class 2	242	Not applicable	10
Class 4	95	95	4
Total class-specific
expenses	$337	$98	$20

Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$303
Class 1A	$—	$5	—	*
Class 2	4,381	Not applicable	175
Class 4	486	486	19
Total class-specific
expenses	$4,867	$491	$497

Global Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$52
Class 1A	$—	$ —*	—	*
Class 2	1,273	Not applicable	51
Class 4	53	53	2
Total class-specific
expenses	$1,326	$53	$105

172     American Funds Insurance Series

High-Income Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$26
Class 1A	$—	$1	—	*
Class 2	854	Not applicable	34
Class 3	9	Not applicable	—	*
Class 4	69	69	3
Total class-specific
expenses	$932	$70	$63
Mortgage Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$11
Class 1A	$—	$1	—	*
Class 2	71	Not applicable	3
Class 4	27	27	1
Total class-specific
expenses	$98	$28	$15

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$2
Class 1A	$—	$—	—	*
Class 2	289	Not applicable	11
Class 3	3	Not applicable	—	*
Class 4	25	24	1
Total class-specific
expenses	$317	$24	$14

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$72
Class 1A	$—	$2	—	*
Class 2	1,628	Not applicable	65
Class 3	8	Not applicable	—	*
Class 4	121	121	5
Total class-specific
expenses	$1,757	$123	$142

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$4
Class P2	$461	461
Total class-specific
expenses	$461	$465
Managed Risk International Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$1
Class P2	$196	196
Total class-specific
expenses	$196	$197

Managed Risk Blue Chip
Income and Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$1
Class P2	$433	433
Total class-specific
expenses	$433	$434

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$2,222
Class P2	$310	310
Total class-specific
expenses	$310	$2,532

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$2
Class P2	$3,293	3,293
Total class-specific
expenses	$3,293	$3,295

*Amount less than one thousand.

American Funds Insurance Series     173

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of		Total trustees’
Fund	Current fees	deferred amounts		compensation
Global Growth Fund	$18	$2		$20
Global Small Capitalization Fund	12	1		13
Growth Fund	78	8		86
International Fund	29	3		32
New World Fund	10	1		11
Blue Chip Income and Growth Fund	27	3		30
Global Growth and Income Fund	6	1		7
Growth-Income Fund	97	10		107
International Growth and Income Fund	4	—	*	4
Capital Income Builder	2	—	*	2
Asset Allocation Fund	76	8		84
Global Balanced Fund	1	—	*	1
Bond Fund	30	3		33
Global Bond Fund	6	1		7
High-Income Bond Fund	4	—	*	4
Mortgage Fund	1	—	*	1
Ultra-Short Bond Fund	1	—	*	1
U.S. Government/AAA-Rated Securities Fund	9	1		10
Managed Risk Growth Fund	1	—	*	1
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	—	*	1
Managed Risk Growth-Income Fund	3	1		4
Managed Risk Asset Allocation Fund	10	1		11

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF — Some of the funds, other than the managed risk funds, hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

174       American Funds Insurance Series

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds as of June 30, 2019 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	gain (loss)
Global Growth Fund	$7,883	$67,282	$1,305
Global Small Capitalization Fund	24,617	85,577	20,393
Growth Fund	220,254	795,160	13,734
International Fund	50,926	298,682	4,681
New World Fund	9,165	12,080	579
Blue Chip Income and Growth Fund	76,977	96,198	8,051
Global Growth and Income Fund	3,383	16,225	(439)
Growth-Income Fund	55,754	674,112	(10,747)
International Growth and Income Fund	2,512	1,617	(798)
Capital Income Builder	10,104	256	34
Asset Allocation Fund	329,929	911,206	(35,534)
Global Balanced Fund	1,871	906	(25)
Bond Fund	49,355	76,160	(1,416)
Global Bond Fund	3,388	388	(8)
High-Income Bond Fund	1,725	5,591	(1,880)
Mortgage Fund	—	—	—
Ultra-Short Bond Fund	—	—	—
U.S. Government/AAA-Rated Securities Fund	—	—	—
Managed Risk Growth Fund	—	—	—
Managed Risk International Fund	—	—	—
Managed Risk Blue Chip Income and Growth Fund	—	—	—
Managed Risk Growth-Income Fund	—	—	—
Managed Risk Asset Allocation Fund	—	—	—

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2019.

American Funds Insurance Series       175

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$108,551	3,748	$124,888	4,320	$(207,637)	(7,097)	$25,802	971
Class 1A	1,280	46	376	13	(294)	(10)	1,362	49
Class 2	20,541	744	209,188	7,314	(273,633)	(9,417)	(43,904)	(1,359)
Class 4	33,356	1,162	17,719	623	(13,773)	(480)	37,302	1,305
Total net increase (decrease)	$163,728	5,700	$352,171	12,270	$(495,337)	(17,004)	$20,562	966

Year ended December 31, 2018
Class 1	$318,393	10,738	$163,496	5,459	$(199,573)	(6,616)	$282,316	9,581
Class 1A	4,760	162	320	11	(1,942)	(64)	3,138	109
Class 2	71,745	2,511	292,561	9,830	(465,838)	(15,407)	(101,532)	(3,066)
Class 4	94,068	3,163	18,437	622	(28,678)	(983)	83,827	2,802
Total net increase (decrease)	$488,966	16,574	$474,814	15,922	$(696,031)	(23,070)	$267,749	9,426

Global Small Capitalization Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$309,318	12,473	$119,443	4,983	$(115,627)	(4,698)	$313,134	12,758
Class 1A	38	2	27	1	(12)	(1)	53	2
Class 2	11,519	499	145,097	6,238	(171,598)	(7,148)	(14,982)	(411)
Class 4	16,844	701	11,115	475	(12,502)	(521)	15,457	655
Total net increase (decrease)	$337,719	13,675	$275,682	11,697	$(299,739)	(12,368)	$313,662	13,004

Year ended December 31, 2018
Class 1	$138,128	5,551	$76,990	2,920	$(160,148)	(6,253)	$54,970	2,218
Class 1A	318	12	16	1	(110)	(5)	224	8
Class 2	47,093	2,015	112,331	4,349	(309,646)	(12,397)	(150,222)	(6,033)
Class 4	56,525	2,282	6,491	249	(17,067)	(693)	45,949	1,838
Total net increase (decrease)	$242,064	9,860	$195,828	7,519	$(486,971)	(19,348)	$(49,079)	(1,969)

176       American Funds Insurance Series

Growth Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$540,098	7,033	$1,038,061	14,580	$(583,337)	(7,514)	$994,822	14,099
Class 1A	3,591	48	1,387	20	(964)	(12)	4,014	56
Class 2	149,693	1,955	1,612,170	22,839	(1,010,347)	(13,114)	751,516	11,680
Class 3	1,763	22	21,990	307	(10,838)	(140)	12,915	189
Class 4	120,007	1,586	140,298	2,016	(64,702)	(855)	195,603	2,747
Total net increase (decrease)	$815,152	10,644	$2,813,906	39,762	$(1,670,188)	(21,635)	$1,958,870	28,771

Year ended December 31, 2018
Class 1	$1,574,676	19,928	$879,237	11,221	$(1,126,624)	(14,082)	$1,327,289	17,067
Class 1A	8,204	103	710	9	(563)	(7)	8,351	105
Class 2	292,909	3,756	1,633,088	20,970	(2,436,432)	(30,703)	(510,435)	(5,977)
Class 3	1,809	22	21,971	279	(27,844)	(348)	(4,064)	(47)
Class 4	274,892	3,534	110,941	1,441	(135,865)	(1,758)	249,968	3,217
Total net increase (decrease)	$2,152,490	27,343	$2,645,947	33,920	$(3,727,328)	(46,898)	$1,071,109	14,365

International Fund

			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$97,689	5,045	$138,907	7,194	$(366,030)	(18,775)	$(129,434)	(6,536)
Class 1A	555	29	149	8	(507)	(26)	197	11
Class 2	83,933	4,385	110,421	5,745	(324,109)	(16,707)	(129,755)	(6,577)
Class 3	210	11	674	35	(1,745)	(91)	(861)	(45)
Class 4	36,221	1,881	9,238	486	(22,756)	(1,188)	22,703	1,179
Total net increase (decrease)	$218,608	11,351	$259,389	13,468	$(715,147)	(36,787)	$(237,150)	(11,968)

Year ended December 31, 2018
Class 1	$987,191	47,885	$339,738	16,682	$(479,241)	(23,102)	$847,688	41,465
Class 1A	4,302	204	296	14	(269)	(14)	4,329	204
Class 2	481,518	22,952	283,963	13,909	(441,465)	(21,109)	324,016	15,752
Class 3	506	23	1,857	91	(4,389)	(209)	(2,026)	(95)
Class 4	96,985	4,701	20,021	990	(45,627)	(2,234)	71,379	3,457
Total net increase (decrease)	$1,570,502	75,765	$645,875	31,686	$(970,991)	(46,668)	$1,245,386	60,783

See end of tables for footnotes.

American Funds Insurance Series       177

New World Fund

			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$23,580	1,000	$75,373	3,213	$(108,834)	(4,641)	$(9,881)	(428)
Class 1A	888	37	139	6	(69)	(3)	958	40
Class 2	39,295	1,692	36,575	1,575	(90,286)	(3,885)	(14,416)	(618)
Class 4	38,657	1,682	21,910	948	(21,734)	(929)	38,833	1,701
Total net increase (decrease)	$102,420	4,411	$133,997	5,742	$(220,923)	(9,458)	$15,494	695

Year ended December 31, 2018
Class 1	$169,684	6,947	$75,282	3,139	$(240,756)	(10,008)	$4,210	78
Class 1A	2,616	108	73	3	(572)	(24)	2,117	87
Class 2	70,536	2,954	34,787	1,456	(144,167)	(5,934)	(38,844)	(1,524)
Class 4	140,212	5,922	16,079	674	(31,201)	(1,315)	125,090	5,281
Total net increase (decrease)	$383,048	15,931	$126,221	5,272	$(416,696)	(17,281)	$92,573	3,922

Blue Chip Income and Growth Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$183,590	14,362	$430,113	34,686	$(208,426)	(15,743)	$405,277	33,305
Class 1A	3,501	272	458	37	(99)	(7)	3,860	302
Class 2	17,870	1,377	250,794	20,507	(166,322)	(12,576)	102,342	9,308
Class 4	107,033	8,191	40,543	3,331	(18,093)	(1,380)	129,483	10,142
Total net increase (decrease)	$311,994	24,202	$721,908	58,561	$(392,940)	(29,706)	$640,962	53,057

Year ended December 31, 2018
Class 1	$189,059	13,527	$528,528	38,135	$(524,399)	(36,270)	$193,188	15,392
Class 1A	2,957	203	254	19	(106)	(8)	3,105	214
Class 2	34,615	2,528	320,676	23,381	(472,476)	(32,985)	(117,185)	(7,076)
Class 4	190,787	13,641	29,968	2,200	(33,879)	(2,399)	186,876	13,442
Total net increase (decrease)	$417,418	29,899	$879,426	63,735	$(1,030,860)	(71,662)	$265,984	21,972

Global Growth and Income Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$21,374	1,478	$28,719	1,986	$(34,209)	(2,387)	$15,884	1,077
Class 1A	600	41	71	5	(137)	(10)	534	36
Class 2	8,919	637	71,071	4,929	(111,409)	(7,690)	(31,419)	(2,124)
Class 4	16,631	1,171	6,320	445	(8,309)	(584)	14,642	1,032
Total net increase (decrease)	$47,524	3,327	$106,181	7,365	$(154,064)	(10,671)	$(359)	21

Year ended December 31, 2018
Class 1	$105,981	7,092	$45,562	3,107	$(46,619)	(3,060)	$104,924	7,139
Class 1A	951	60	81	6	(40)	(2)	992	64
Class 2	27,421	1,842	130,608	8,898	(208,022)	(13,672)	(49,993)	(2,932)
Class 4	42,459	2,827	8,471	586	(16,633)	(1,102)	34,297	2,311
Total net increase (decrease)	$176,812	11,821	$184,722	12,597	$(271,314)	(17,836)	$90,220	6,582

178       American Funds Insurance Series

Growth-Income Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$633,030	12,851	$1,969,359	42,452	$(641,776)	(12,839)	$1,960,613	42,464
Class 1A	1,711	35	889	19	(447)	(9)	2,153	45
Class 2	86,183	1,759	1,356,902	29,633	(794,998)	(16,125)	648,087	15,267
Class 3	1,507	30	15,628	336	(10,814)	(216)	6,321	150
Class 4	95,084	1,957	111,554	2,465	(50,813)	(1,047)	155,825	3,375
Total net increase (decrease)	$817,515	16,632	$3,454,332	74,905	$(1,498,848)	(30,236)	$2,772,999	61,301

Year ended December 31, 2018
Class 1	$2,594,038	53,950	$1,388,000	27,742	$(1,325,537)	(25,872)	$2,656,501	55,820
Class 1A	5,817	114	467	10	(933)	(18)	5,351	106
Class 2	128,833	2,587	1,128,412	22,770	(1,901,203)	(37,514)	(643,958)	(12,157)
Class 3	1,014	20	13,244	264	(26,871)	(525)	(12,613)	(241)
Class 4	193,427	3,881	73,971	1,507	(97,541)	(1,958)	169,857	3,430
Total net increase (decrease)	$2,923,129	60,552	$2,604,094	52,293	$(3,352,085)	(65,887)	$2,175,138	46,958

International Growth and Income Fund
			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$4,476	265	$16,278	957	$(92,645)	(5,477)	$(71,891)	(4,255)
Class 1A	260	16	33	2	(15)	(1)	278	17
Class 2	3,892	232	3,580	211	(18,788)	(1,123)	(11,316)	(680)
Class 4	10,052	602	1,240	74	(4,343)	(260)	6,949	416
Total net increase (decrease)	$18,680	1,115	$21,131	1,244	$(115,791)	(6,861)	$(75,980)	(4,502)

Year ended December 31, 2018
Class 1	$102,396	5,829	$28,476	1,796	$(62,238)	(3,472)	$68,634	4,153
Class 1A	276	16	44	3	(453)	(27)	(133)	(8)
Class 2	13,046	753	5,865	371	(28,666)	(1,702)	(9,755)	(578)
Class 4	29,607	1,717	1,597	101	(12,831)	(752)	18,373	1,066
Total net increase (decrease)	$145,325	8,315	$35,982	2,271	$(104,188)	(5,953)	$77,119	4,633

See end of tables for footnotes.

American Funds Insurance Series     179

Capital Income Builder
			Reinvestments of
	Sales*		distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$74,292	7,467	$6,127	611	$(4,297)	(435)	$76,122	7,643
Class 1A	1,823	181	49	5	(92)	(10)	1,780	176
Class 2	780	79	64	6	(295)	(29)	549	56
Class 4	34,077	3,425	5,320	532	(12,089)	(1,218)	27,308	2,739
Total net increase (decrease)	$110,972	11,152	$11,560	1,154	$(16,773)	(1,692)	$105,759	10,614

Year ended December 31, 2018
Class 1	$96,466	9,624	$10,037	1,010	$(12,240)	(1,241)	$94,263	9,393
Class 1A	2,709	270	70	7	(761)	(77)	2,018	200
Class 2	2,658	264	96	10	(180)	(18)	2,574	256
Class 4	66,457	6,627	10,312	1,037	(25,636)	(2,556)	51,133	5,108
Total net increase (decrease)	$168,290	16,785	$20,515	2,064	$(38,817)	(3,892)	$149,988	14,957

Asset Allocation Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$557,920	24,399	$890,794	40,090	$(586,283)	(25,759)	$862,431	38,730
Class 1A	1,370	61	451	20	(397)	(17)	1,424	64
Class 2	64,314	2,832	273,998	12,472	(291,521)	(12,855)	46,791	2,449
Class 3	401	18	1,715	77	(2,103)	(92)	13	3
Class 4	164,555	7,306	221,738	10,143	(114,065)	(5,098)	272,228	12,351
Total net increase (decrease)	$788,560	34,616	$1,388,696	62,802	$(994,369)	(43,821)	$1,182,887	53,597

Year ended December 31, 2018
Class 1	$1,402,434	60,588	$1,053,838	46,034	$(2,607,246)	(117,896)	$(150,974)	(11,274)
Class 1A	3,797	162	411	18	(678)	(30)	3,530	150
Class 2	89,621	3,865	313,464	13,808	(682,422)	(29,567)	(279,337)	(11,894)
Class 3	897	38	2,098	91	(7,614)	(325)	(4,619)	(196)
Class 4	380,567	16,509	217,964	9,642	(180,958)	(7,998)	417,573	18,153
Total net increase (decrease)	$1,877,316	81,162	$1,587,775	69,593	$(3,478,918)	(155,816)	$(13,827)	(5,061)

Global Balanced Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$4,751	381	$273	21	$(424)	(34)	$4,600	368
Class 1A	95	8	5	—†	(130)	(10)	(30)	(2)
Class 2	3,628	288	429	33	(10,731)	(856)	(6,674)	(535)
Class 4	7,758	622	176	14	(2,995)	(242)	4,939	394
Total net increase (decrease)	$16,232	1,299	$883	68	$(14,280)	(1,142)	$2,835	225

Year ended December 31, 2018
Class 1	$24,581	1,901	$3,154	265	$(847)	(66)	$26,888	2,100
Class 1A	2,209	171	56	5	(292)	(24)	1,973	152
Class 2	11,812	914	4,844	408	(24,153)	(1,905)	(7,497)	(583)
Class 4	35,652	2,821	1,646	140	(12,396)	(987)	24,902	1,974
Total net increase (decrease)	$74,254	5,807	$9,700	818	$(37,688)	(2,982)	$46,266	3,643

180     American Funds Insurance Series

Bond Fund
			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$368,375	34,232	$35,509	3,231		$(334,983)	(31,328)	$68,901	6,135
Class 1A	1,605	149	25	2		(256)	(24)	1,374	127
Class 2	71,151	6,668	19,047	1,757		(220,769)	(20,823)	(130,571)	(12,398)
Class 4	67,878	6,379	2,132	197		(23,917)	(2,268)	46,093	4,308
Total net increase (decrease)	$509,009	47,428	$56,713	5,187		$(579,925)	(54,443)	$(14,203)	(1,828)

Year ended December 31, 2018
Class 1	$856,250	80,879	$164,110	15,776		$(1,296,873)	(122,086)	$(276,513)	(25,431)
Class 1A	2,864	271	80	8		(674)	(64)	2,270	215
Class 2	107,831	10,281	93,483	9,101		(518,189)	(49,721)	(316,875)	(30,339)
Class 4	118,851	11,386	8,606	839		(47,758)	(4,587)	79,699	7,638
Total net increase (decrease)	$1,085,796	102,817	$266,279	25,724		$(1,863,494)	(176,458)	$(511,419)	(47,917)

Global Bond Fund
			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$52,180	4,488	$7,966	669		$(68,705)	(5,885)	$(8,559)	(728)
Class 1A	16	1	3	—	†	(15)	(1)	4	— †
Class 2	17,793	1,534	7,548	638		(67,774)	(5,855)	(42,433)	(3,683)
Class 4	7,066	615	317	27		(3,315)	(288)	4,068	354
Total net increase (decrease)	$77,055	6,638	$15,834	1,334		$(139,809)	(12,029)	$(46,920)	(4,057)

Year ended December 31, 2018
Class 1	$126,990	10,666	$28,466	2,515		$(375,280)	(31,456)	$(219,824)	(18,275)
Class 1A	575	49	10	1		(241)	(21)	344	29
Class 2	41,190	3,507	26,720	2,377		(156,625)	(13,571)	(88,715)	(7,687)
Class 4	28,055	2,394	934	84		(17,922)	(1,548)	11,067	930
Total net increase (decrease)	$196,810	16,616	$56,130	4,977		$(550,068)	(46,596)	$(297,128)	(25,003)

See end of tables for footnotes.

American Funds Insurance Series     181

High-Income Bond Fund
			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$6,788	672	$6,406	635		$(30,513)	(3,071)	$(17,319)	(1,764)
Class 1A	255	25	9	1		(341)	(34)	(77)	(8)
Class 2	5,462	563	8,300	837		(45,088)	(4,593)	(31,326)	(3,193)
Class 3	353	35	118	12		(618)	(62)	(147)	(15)
Class 4	42,207	4,023	588	55		(19,162)	(1,784)	23,633	2,294
Total net increase (decrease)	$55,065	5,318	$15,421	1,540		$(95,722)	(9,544)	$(25,236)	(2,686)

Year ended December 31, 2018
Class 1	$15,126	1,484	$34,114	3,526		$(136,193)	(13,306)	$(86,953)	(8,296)
Class 1A	621	61	40	5		(365)	(36)	296	30
Class 2	12,354	1,231	43,383	4,563		(111,276)	(11,157)	(55,539)	(5,363)
Class 3	1,837	179	664	68		(4,223)	(418)	(1,722)	(171)
Class 4	51,449	4,747	1,733	168		(53,384)	(4,942)	(202)	(27)
Total net increase (decrease)	$81,387	7,702	$79,934	8,330		$(305,441)	(29,859)	$(144,120)	(13,827)

Mortgage Fund
			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$21,101	2,032	$944	89		$(29,038)	(2,764)	$(6,993)	(643)
Class 1A	135	13	3	—	†	(309)	(29)	(171)	(16)
Class 2	2,607	250	239	22		(3,339)	(320)	(493)	(48)
Class 4	4,955	480	81	8		(8,135)	(791)	(3,099)	(303)
Total net increase (decrease)	$28,798	2,775	$1,267	119		$(40,821)	(3,904)	$(10,756)	(1,010)

Year ended December 31, 2018
Class 1	$17,819	1,730	$4,658	457		$(74,088)	(7,185)	$(51,611)	(4,998)
Class 1A	732	71	15	2		(111)	(11)	636	62
Class 2	4,682	456	1,128	111		(10,509)	(1,023)	(4,699)	(456)
Class 4	14,315	1,403	424	41		(2,626)	(257)	12,113	1,187
Total net increase (decrease)	$37,548	3,660	$6,225	611		$(87,334)	(8,476)	$(43,561)	(4,205)

182     American Funds Insurance Series

Ultra-Short Bond Fund
			Reinvestments of						Net (decrease)
	Sales*		distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$5,032	443	$120		10		$(10,628)	(936)	$(5,476)	(483)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	33,087	2,987	794		72		(53,293)	(4,814)	(19,412)	(1,755)
Class 3	248	23	12		1		(1,527)	(137)	(1,267)	(113)
Class 4	12,481	1,114	74		7		(9,022)	(806)	3,533	315
Total net increase (decrease)	$50,848	4,567	$1,000		90		$(74,470)	(6,693)	$(22,622)	(2,036)

Year ended December 31, 2018
Class 1	$25,371	2,233	$561		50		$(26,198)	(2,310)	$(266)	(27)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	103,165	9,332	2,762		250		(107,692)	(9,741)	(1,765)	(159)
Class 3	4,222	378	42		4		(3,944)	(353)	320	29
Class 4	16,908	1,513	153		14		(14,303)	(1,281)	2,758	246
Total net increase (decrease)	$149,666	13,456	$3,518		318		$(152,137)	(13,685)	$1,047	89

U.S. Government/AAA-Rated Securities Fund
			Reinvestments of						Net (decrease)
	Sales*		distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class 1	$42,379	3,505	$5,917		478		$(96,593)	(7,929)	$(48,297)	(3,946)
Class 1A	953	78	8		1		(295)	(25)	666	54
Class 2	36,832	3,061	4,960		405		(83,835)	(6,992)	(42,043)	(3,526)
Class 3	637	52	33		2		(1,078)	(88)	(408)	(34)
Class 4	35,821	2,964	386		32		(17,635)	(1,470)	18,572	1,526
Total net increase (decrease)	$116,622	9,660	$11,304		918		$(199,436)	(16,504)	$(71,510)	(5,926)

Year ended December 31, 2018
Class 1	$67,360	5,655	$29,446		2,499		$(191,451)	(16,111)	$(94,645)	(7,957)
Class 1A	1,389	118	28		2		(214)	(18)	1,203	102
Class 2	43,398	3,680	24,431		2,094		(200,280)	(17,045)	(132,451)	(11,271)
Class 3	628	53	165		14		(1,997)	(168)	(1,204)	(101)
Class 4	45,391	3,857	1,313		113		(17,387)	(1,474)	29,317	2,496
Total net increase (decrease)	$158,166	13,363	$55,383		4,722		$(411,329)	(34,816)	$(197,780)	(16,731)

Managed Risk Growth Fund
			Reinvestments of
	Sales*		distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class P1	$804	60	$290		23		$(203)	(15)	$891	68
Class P2	25,177	1,945	28,836		2,339		(11,499)	(880)	42,514	3,404
Total net increase (decrease)	$25,981	2,005	$29,126		2,362		$(11,702)	(895)	$43,405	3,472

Year ended December 31, 2018
Class P1	$1,861	140	$150		11		$(596)	(45)	$1,415	106
Class P2	79,190	6,025	21,792		1,658		(21,197)	(1,594)	79,785	6,089
Total net increase (decrease)	$81,051	6,165	$21,942		1,669		$(21,793)	(1,639)	$81,200	6,195

See end of tables for footnotes.

American Funds Insurance Series     183

Managed Risk International Fund
			Reinvestments of
	Sales*		distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class P1	$168	16	$27	3	$(32)	(3)	$163	16
Class P2	4,350	420	7,769	772	(8,646)	(831)	3,473	361
Total net increase (decrease)	$4,518	436	$7,796	775	$(8,678)	(834)	$3,636	377

Year ended December 31, 2018
Class P1	$321	30	$9	1	$(44)	(4)	$286	27
Class P2	33,085	3,040	3,419	323	(13,533)	(1,240)	22,971	2,123
Total net increase (decrease)	$33,406	3,070	$3,428	324	$(13,577)	(1,244)	$23,257	2,150

Managed Risk Blue Chip Income and Growth Fund

			Reinvestments of
	Sales*		distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class P1	$309	25	$53	5	$(158)	(14)	$204	16
Class P2	10,209	886	23,362	2,128	(15,231)	(1,300)	18,340	1,714
Total net increase (decrease)	$10,518	911	$23,415	2,133	$(15,389)	(1,314)	$18,544	1,730

Year ended December 31, 2018
Class P1	$358	29	$22	2	$(43)	(4)	$337	27
Class P2	31,213	2,567	23,504	1,964	(35,759)	(2,843)	18,958	1,688
Total net increase (decrease)	$31,571	2,596	$23,526	1,966	$(35,802)	(2,847)	$19,295	1,715

Managed Risk Growth-Income Fund

			Reinvestments of
	Sales*		distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class P1	$53,713	4,286	$20,255	1,592	$(22,890)	(1,837)	$51,078	4,041
Class P2	13,055	1,055	2,648	209	(9,633)	(766)	6,070	498
Total net increase (decrease)	$66,768	5,341	$22,903	1,801	$(32,523)	(2,603)	$57,148	4,539

Year ended December 31, 2018
Class P1	$1,696,532	144,131	$164	13	$(30,979)	(2,639)	$1,665,717	141,505
Class P2	45,914	3,658	12,188	977	(16,805)	(1,320)	41,297	3,315
Total net increase (decrease)	$1,742,446	147,789	$12,352	990	$(47,784)	(3,959)	$1,707,014	144,820

184     American Funds Insurance Series

Managed Risk Asset Allocation Fund
			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2019
Class P1	$83	7	$65	5	$(296)	(22)	$(148)	(10)
Class P2	56,368	4,353	177,679	14,375	(134,684)	(10,418)	99,363	8,310
Total net increase (decrease)	$56,451	4,360	$177,744	14,380	$(134,980)	(10,440)	$99,215	8,300

Year ended December 31, 2018
Class P1	$158,125	11,883	$98,747	7,599	$(1,735,518)	(141,232)	$(1,478,646)	(121,750)
Class P2	122,897	9,265	144,221	11,089	(250,843)	(19,040)	16,275	1,314
Total net increase (decrease)	$281,022	21,148	$242,968	18,688	$(1,986,361)	(160,272)	$(1,462,371)	(120,436)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Insurance Series     185

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2019 (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$1,055,951	$1,850,309	$4,857,350	$2,792,947	$1,307,390	$3,006,205
Sales of investment securities*	1,073,582	1,461,908	3,684,608	1,993,562	923,284	2,520,023
Non-U.S. taxes paid on dividend income	5,123	2,341	5,755	11,331	2,280	357
Non-U.S. taxes paid on interest income	—	—	—	—	4	—
Non-U.S. taxes paid on realized gains	—	—	—	—	50	—
Non-U.S. taxes provided on unrealized gains	2,290	2,754	—	16,416	6,872	—

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Purchases of investment securities*	$544,087	$7,509,583	$373,943	$378,926	$12,042,957	$252,975
Sales of investment securities*	536,095	4,935,543	268,718	248,431	8,999,283	231,206
Non-U.S. taxes paid on dividend income	2,358	7,611	2,754	701	5,187	233
Non-U.S. taxes (refunded) paid on interest
income	—	(1)	—	—	—	7
Non-U.S. taxes paid on realized gains	—	—	145	—	—	2
Non-U.S. taxes provided on unrealized gains	1,106	1,301	959	—	289	54
Dividend income from affiliated issuers	—	1,827	—	—	730	—
Interest income from affiliated issuers	—	—	—	—	1,194	—

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$20,635,057	$1,897,021	$565,238	$394,192	$—	$2,655,824
Sales of investment securities*	19,572,372	1,923,935	529,305	398,582	—	2,725,376
Non-U.S. taxes (refunded) paid on interest
income	(6)	138	—	—	—	—
Non-U.S. taxes (refunded) paid on realized
gains	(2)	210	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	425	—	—	—	—

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$56,036	$7,414	$31,627	$231,601	$159,809
Sales of investment securities*	23,553	7,689	27,130	64,363	146,293
Dividend income from affiliated issuers	1,089	367	1,448	7,423	11,862

*	Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2019, American Funds Insurance Series - Portfolio Series Managed Risk Growth and Income Portfolio held 34% and 11% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series Managed Risk Global Allocation Portfolio held 23% of the outstanding shares of Global Balanced Fund and Managed Risk Asset Allocation Fund held 10% of the outstanding shares of Asset Allocation Fund.

186     American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period		Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
6/30/2019[2,3]	$25.74	$.21		$5.27	$5.48	$(.05)	$(1.68)	$(1.73)	$29.49		21.41% [4]	$2,254.55%[5]				1.46%[5]
12/31/2018	30.51	.29		(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74		(8.81)	1,942.55				.98
12/31/2017	24.05	.26		7.30	7.56	(.26)	(.84)	(1.10)	30.51		31.80	2,010.55				.94
12/31/2016	26.39	.25		(.14)	.11	(.29)	(2.16)	(2.45)	24.05		.87	1,630.56				1.00
12/31/2015	27.48	.25		1.80	2.05	(.35)	(2.79)	(3.14)	26.39		7.24	1,626.55				.90
12/31/2014	30.11	.31	[6]	.40	.71	(.40)	(2.94)	(3.34)	27.48		2.52	1,558.55				1.08	[6]
Class 1A:
6/30/2019[2,3]	25.69	.18		5.24	5.42	(.04)	(1.68)	(1.72)	29.39		21.23 [4]	7.80			[5]	1.25	[5]
12/31/2018	30.46	.23		(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69		(9.02)	5.80				.77
12/31/2017[2,7]	24.50	.11		6.94	7.05	(.25)	(.84)	(1.09)	30.46		29.13 [4]	2.80			[5]	.39	[5]
Class 2:
6/30/2019[2,3]	25.50	.17		5.22	5.39	(.04)	(1.68)	(1.72)	29.17		21.25 [4]	3,741.80			[5]	1.20	[5]
12/31/2018	30.24	.22		(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50		(9.04)	3,306.80				.73
12/31/2017	23.85	.19		7.23	7.42	(.19)	(.84)	(1.03)	30.24		31.47	4,012.80				.69
12/31/2016	26.19	.18		(.14)	.04	(.22)	(2.16)	(2.38)	23.85		.62	3,483.81				.76
12/31/2015	27.30	.18		1.78	1.96	(.28)	(2.79)	(3.07)	26.19		6.94	3,817.80				.66
12/31/2014	29.92	.24	[6]	.41	.65	(.33)	(2.94)	(3.27)	27.30		2.31	3,992.80				.85	[6]
Class 4:
6/30/2019[2,3]	25.39	.14		5.18	5.32	(.03)	(1.68)	(1.71)	29.00		21.07 [4]	322		1.05	[5]	.99	[5]
12/31/2018	30.13	.14		(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39		(9.24)	249		1.05		.47
12/31/2017	23.81	.10		7.22	7.32	(.16)	(.84)	(1.00)	30.13		31.11	211		1.05		.37
12/31/2016	26.16	.12		(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81		.37	94		1.06		.50
12/31/2015	27.34	.09		1.81	1.90	(.29)	(2.79)	(3.08)	26.16		6.69	91		1.05		.34
12/31/2014	30.07	.07	[6]	.50	.57	(.36)	(2.94)	(3.30)	27.34		2.01	19		1.05		.26	[6]

Global Small Capitalization Fund
Class 1:
6/30/2019[2,3]	$21.75	$.10		$4.28	$4.38	$(.02)	$(1.58)	$(1.60)	$24.53		20.30%[4]	$1,951.74%[5]				.80%[5]
12/31/2018	25.38	.11		(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75		(10.31)	1,453.73				.42
12/31/2017	20.24	.12		5.17	5.29	(.15)	—	(.15)	25.38		26.22	1,639.73				.54
12/31/2016	24.41	.12		.17	.29	(.11)	(4.35)	(4.46)	20.24		2.35	1,532.74				.57
12/31/2015	26.09	.04		.36	.40	—	(2.08)	(2.08)	24.41		.50	1,706.73				.15
12/31/2014	25.69	.09		.52	.61	(.09)	(.12)	(.21)	26.09		2.36	1,411.74				.34
Class 1A:
6/30/2019[2,3]	21.71	.07		4.28	4.35	(.01)	(1.58)	(1.59)	24.47	[8]	20.21 [4]	—	[8]	.98	[5]	.55	[5]
12/31/2018	25.36	.05		(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71		(10.56)	—	[8]	.98		.21
12/31/2017[2,7]	20.70	.08		4.71	4.79	(.13)	—	(.13)	25.36		23.19 [4]	—	[8]	.96	[5]	.35	[5]
Class 2:
6/30/2019[2,3]	21.16	.06		4.17	4.23	(.01)	(1.58)	(1.59)	23.80		20.16 [4]	2,302.99			[5]	.51	[5]
12/31/2018	24.72	.04		(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16		(10.55)	2,056.98				.17
12/31/2017	19.72	.06		5.04	5.10	(.10)	—	(.10)	24.72		25.89	2,551.98				.27
12/31/2016	23.90	.07		.15	.22	(.05)	(4.35)	(4.40)	19.72		2.10	2,303.99				.31
12/31/2015	25.64	(.03)		.37	.34	—	(2.08)	(2.08)	23.90		.27	2,492.98				(.10)
12/31/2014	25.25	.03		.51	.54	(.03)	(.12)	(.15)	25.64		2.12	2,738.99				.10
Class 4:
6/30/2019[2,3]	21.28	.03		4.20	4.23	— [9]	(1.58)	(1.58)	23.93		20.05 [4]	180		1.24	[5]	.28	[5]
12/31/2018	24.91	(.02)		(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28		(10.80)	146		1.24		(.08)
12/31/2017	19.91	—	[9]	5.09	5.09	(.09)	—	(.09)	24.91		25.62	125		1.23		—	[10]
12/31/2016	24.11	.01		.16	.17	(.02)	(4.35)	(4.37)	19.91		1.85	42		1.24		.03
12/31/2015	25.92	(.10)		.37	.27	—	(2.08)	(2.08)	24.11		(.02)	34		1.23		(.37)
12/31/2014	25.57	(.05)		.54	.49	(.02)	(.12)	(.14)	25.92		1.88	12		1.24		(.17)

See end of tables for footnotes.

American Funds Insurance Series     187

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
6/30/2019[2,3]	$69.96	$.42		$11.13	$11.55	$(.20)	$(8.44)	$(8.64)	$72.87	16.80%[4]	$9,854.34%[5]			1.09%[5]
12/31/2018	77.85	.64		.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)		8,474.34		.81
12/31/2017	67.29	.55		17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62		8,100.35		.75
12/31/2016	68.02	.67		5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77		6,931.35		1.03
12/31/2015	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12		6,796.35		.87
12/31/2014	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78		7,118.35		1.12	[6]
Class 1A:
6/30/2019[2,3]	69.77	.33		11.09	11.42	(.17)	(8.44)	(8.61)	72.58	16.66 [4]		14.59	[5]	.86	[5]
12/31/2018	77.74	.47		.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)		10.59		.60
12/31/2017[2,7]	68.84	.35		16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [4]		3.59	[5]	.47	[5]
Class 2:
6/30/2019[2,3]	69.48	.32		11.04	11.36	(.16)	(8.44)	(8.60)	72.24	16.65 [4]		15,090.59	[5]	.84	[5]
12/31/2018	77.35	.44		.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)		13,701.59		.55
12/31/2017	66.92	.37		17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28		15,716.60		.50
12/31/2016	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49		13,978.60		.78
12/31/2015	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86		14,414.60		.62
12/31/2014	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51		15,413.60		.87	[6]
Class 3:
6/30/2019[2,3]	70.44	.35		11.20	11.55	(.17)	(8.44)	(8.61)	73.38	16.68 [4]		209.52	[5]	.91	[5]
12/31/2018	78.32	.50		.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)		187.52		.62
12/31/2017	67.67	.42		17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39		212.53		.57
12/31/2016	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56		183.53		.85
12/31/2015	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92		194.53		.69
12/31/2014	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58		208.53		.94	[6]
Class 4:
6/30/2019[2,3]	68.64	.22		10.91	11.13	(.14)	(8.44)	(8.58)	71.19	16.51 [4]		1,312.84	[5]	.60	[5]
12/31/2018	76.56	.24		.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)		1,076.84		.31
12/31/2017	66.41	.18		17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99		954.85		.25
12/31/2016	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22		458.85		.53
12/31/2015	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59		394.85		.42
12/31/2014	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25		24.85		.47	[6]

188     American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on										Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets		net assets

International Fund
Class 1:
6/30/2019[2,3]	$17.66	$.20	$2.43	$2.63	$(.04)	$(.50)	$(.54)	$19.75	14.94%[4]	$5,251.53%[5]			2.13%[5]
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53			1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53			1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652.54			1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427.54			1.41
12/31/2014	21.22	.30	(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282.54			1.43
Class 1A:
6/30/2019[2,3]	17.62	.18	2.41	2.59	(.03)	(.50)	(.53)	19.68	14.76 [4]	6.78		[5]	1.90 [5]
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78			1.32
12/31/2017[2,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [4]	2.77		[5]	.43 [5]
Class 2:
6/30/2019[2,3]	17.60	.18	2.41	2.59	(.03)	(.50)	(.53)	19.66	14.78 [4]	4,200.78		[5]	1.88 [5]
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78			1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78			1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710.79			1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79			1.17
12/31/2014	21.15	.25	(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374.79			1.19
Class 3:
6/30/2019[2,3]	17.70	.19	2.43	2.62	(.03)	(.50)	(.53)	19.79	14.87 [4]	25.71		[5]	1.95 [5]
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71			1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71			1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27.72			1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72			1.24
12/31/2014	21.24	.27	(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38.72			1.28
Class 4:
6/30/2019[2,3]	17.40	.16	2.38	2.54	(.02)	(.50)	(.52)	19.42	14.68 [4]	352	1.03	[5]	1.65 [5]
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88
12/31/2014	21.16	.07	(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04		.31

See end of tables for footnotes.

American Funds Insurance Series     189

Financial highlights (continued)

		Income (loss) from
		investment operations[1]				Dividends and distributions
				Net gains
				(losses) on										Ratio of
	Net asset	Net		securities		Dividends		Total	Net asset			Ratio of		net income
	value,	investment		(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		(loss)
	beginning	income		realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	(loss)		unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets		net assets

New World Fund
Class 1:
6/30/2019[2,3]	$20.98	$.18		$3.83	$4.01	$(.05)	$(.92)	$(.97)	$24.02	19.23%[4]	$1,938.75%[5]			1.59%[5]
12/31/2018	25.30	.27		(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77			1.11
12/31/2017	19.72	.26		5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77			1.14
12/31/2016	18.87	.24		.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743.78			1.25
12/31/2015	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562.79			.92
12/31/2014	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433.78			1.23	[6]
Class 1A:
6/30/2019[2,3]	20.92	.16		3.82	3.98	(.05)	(.92)	(.97)	23.93	19.10 [4]	4	1.00	[5]	1.42	[5]
12/31/2018	25.25	.21		(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		.91
12/31/2017[2,7]	20.14	.13		5.24	5.37	(.26)	—	(.26)	25.25	26.72 [4]	1	1.00	[5]	.53	[5]
Class 2:
6/30/2019[2,3]	20.79	.15		3.79	3.94	(.04)	(.92)	(.96)	23.77	19.07 [4]	949	1.00	[5]	1.33	[5]
12/31/2018	25.07	.20		(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		.85
12/31/2017	19.54	.20		5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		.89
12/31/2016	18.71	.19		.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.00
12/31/2015	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		.68
12/31/2014	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084	1.03		1.01	[6]
Class 4:
6/30/2019[2,3]	20.71	.13		3.78	3.91	(.04)	(.92)	(.96)	23.66	18.96 [4]	570	1.25	[5]	1.11	[5]
12/31/2018	24.99	.14		(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		.61
12/31/2017	19.51	.14		5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		.61
12/31/2016	18.69	.14		.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		.75
12/31/2015	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		.39
12/31/2014	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64	1.28		.40	[6]

Blue Chip Income and Growth Fund
Class 1:
6/30/2019[2,3]	$12.38	$.15		$1.21	$1.36	$(.06)	$(1.07)	$(1.13)	$12.61	11.14%[4]	$5,316.41%[5]			2.34%[5]
12/31/2018	14.96	.31		(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41			2.13
12/31/2017	13.53	.32		1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41			2.27
12/31/2016	12.62	.31		1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099.41			2.39
12/31/2015	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638.41			2.23
12/31/2014	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542.42			3.31	[6]
Class 1A:
6/30/2019[2,3]	12.35	.14		1.19	1.33	(.06)	(1.07)	(1.13)	12.55	10.89 [4]	7.66		[5]	2.12	[5]
12/31/2018	14.94	.26		(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66			1.84
12/31/2017[2,7]	13.75	.28		1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [4]	1.65		[5]	2.01	[5]
Class 2:
6/30/2019[2,3]	12.24	.14		1.17	1.31	(.05)	(1.07)	(1.12)	12.43	10.89 [4]	3,011.66		[5]	2.09	[5]
12/31/2018	14.80	.27		(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66			1.88
12/31/2017	13.39	.28		1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66			2.02
12/31/2016	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412.66			2.16
12/31/2015	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66			1.97
12/31/2014	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722.67			3.14	[6]
Class 4:
6/30/2019[2,3]	12.19	.12		1.18	1.30	(.05)	(1.07)	(1.12)	12.37	10.83 [4]	499.91		[5]	1.85	[5]
12/31/2018	14.77	.23		(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91			1.62
12/31/2017	13.39	.25		1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91			1.76
12/31/2016	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132.91			1.81
12/31/2015	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91			1.75
12/31/2014	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9.92			2.33	[6]

190     American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on										Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets		net assets

Global Growth and Income Fund
Class 1:
6/30/2019[2,3]	$13.02	$.19	$2.33	$2.52	$(.05)	$(.76)	$(.81)	$14.73	19.47%[4]	$573.64%[5]			2.68%[5]
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63			1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63			2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571.63			2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293.64			2.79
12/31/2014	12.53	.43 [6]	.31	.74	(.49)	—	(.49)	12.78	6.00	200.63			3.34	[6]
Class 1A:
6/30/2019[2,3]	13.00	.18	2.32	2.50	(.05)	(.76)	(.81)	14.69	19.31 [4]	1.88		[5]	2.49	[5]
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88			1.74
12/31/2017[2,7]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [4]	— [8]	.84	[5]	1.20	[5]
Class 2:
6/30/2019[2,3]	12.99	.17	2.34	2.51	(.05)	(.76)	(.81)	14.69	19.39 [4]	1,357.89		[5]	2.41	[5]
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88			1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88			2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405.88			1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89			1.73
12/31/2014	12.51	.41 [6]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685.88			3.22	[6]
Class 4:
6/30/2019[2,3]	12.81	.16	2.29	2.45	(.04)	(.76)	(.80)	14.46	19.24 [4]	122	1.14	[5]	2.20	[5]
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16	1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5	1.14		1.32
12/31/2014	12.50	.30 [6]	.37	.67	(.46)	—	(.46)	12.71	5.41	1	1.13		2.30	[6]

See end of tables for footnotes.

American Funds Insurance Series     191

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets	net assets

Growth-Income Fund
Class 1:
6/30/2019[2,3]	$45.39	$.48	$6.75	$7.23	$(.17)	$(5.16)	$(5.33)	$47.29	16.15%[4]	$19,494.28%[5]		1.93%[5]
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588.29		1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747.29		1.59
12/31/2014	50.72	.81	4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812.29		1.56
Class 1A:
6/30/2019[2,3]	45.28	.41	6.74	7.15	(.16)	(5.16)	(5.32)	47.11	16.00 [4]	9.53	[5]	1.69 [5]
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53		1.43
12/31/2017[2,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [4]	2.52	[5]	1.41 [5]
Class 2:
6/30/2019[2,3]	44.90	.41	6.68	7.09	(.15)	(5.16)	(5.31)	46.68	16.02 [4]	13,225.53	[5]	1.68 [5]
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854.54		1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895.54		1.34
12/31/2014	50.40	.67	4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337.54		1.31
Class 3:
6/30/2019[2,3]	45.47	.43	6.77	7.20	(.16)	(5.16)	(5.32)	47.35	16.05 [4]	153.46	[5]	1.75 [5]
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156.47		1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161.47		1.41
12/31/2014	50.77	.71	4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185.47		1.38
Class 4:
6/30/2019[2,3]	44.47	.35	6.62	6.97	(.14)	(5.16)	(5.30)	46.14	15.89 [4]	1,088.78	[5]	1.43 [5]
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495.79		1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410.79		1.25
12/31/2014	50.56	.58	4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30.79		1.11

192     American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on										Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets		net assets

International Growth and Income Fund
Class 1:
6/30/2019[2,3]	$15.35	$.32	$1.95	$2.27	$(.07)	$(.19)	$(.26)	$17.36	14.82%[4]	$1,096.65%[5]			3.84%[5]
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65			2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66			2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820.68			2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707.68			2.60
12/31/2014	17.48	.58 [6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740.68			3.32	[6]
Class 1A:
6/30/2019[2,3]	15.33	.30	1.95	2.25	(.06)	(.19)	(.25)	17.33	14.74 [4]	2.90		[5]	3.61	[5]
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90			2.35
12/31/2017[2,7]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [4]	2.91		[5]	1.99	[5]
Class 2:
6/30/2019[2,3]	15.30	.30	1.95	2.25	(.06)	(.19)	(.25)	17.30	14.75 [4]	248.90		[5]	3.60	[5]
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90			2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91			2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244.93			2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93			2.32
12/31/2014	17.43	.56 [6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248.93			3.21	[6]
Class 4:
6/30/2019[2,3]	15.22	.28	1.93	2.21	(.05)	(.19)	(.24)	17.19	14.60 [4]	88	1.15	[5]	3.37	[5]
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18		2.02
12/31/2014	17.45	.26 [6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20	1.18		1.52	[6]

See end of tables for footnotes.

American Funds Insurance Series     193

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on								Ratio of		Ratio of
	Net asset		securities		Dividends		Total			Net assets,	expenses to		expenses to		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		end of	average net		average net		net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	period	assets before		assets after		to average
	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	reimbursements		reimbursements		net assets

Capital Income Builder
Class 1:
6/30/2019[2,3]	$9.37	$.18	$.76	$.94	$(.16)	$—	$(.16)	$10.15	10.06%[4]	$421.53%[5]			.52%[5]		3.70%[5]
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54			.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54			.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156.54			.54		3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80.56			.56		2.88
12/31/2014[2,11]	10.00	.19	(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [4]	20.56		[5]	.56	[5]	2.87	[5]
Class 1A:
6/30/2019[2,3]	9.36	.17	.76	.93	(.15)	—	(.15)	10.14	9.95 [4]	5.78		[5]	.77	[5]	3.45	[5]
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79			.79		2.82
12/31/2017[2,7]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [4]	1.79		[5]	.79	[5]	2.63	[5]
Class 2:
6/30/2019[2,3]	9.36	.17	.77	.94	(.15)	—	(.15)	10.15	10.05 [4]	5.78		[5]	.77	[5]	3.42	[5]
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79			.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79			.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	— [8]	.80		.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[12]	— [8]	.46	[12]	.46	[12]	3.12	[12]
12/31/2014[2,11]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [4,12]	— [8]	.47	[5,12]	.47	[5,12]	2.94	[5,12]
Class 4:
6/30/2019[2,3]	9.35	.16	.76	.92	(.14)	—	(.14)	10.13	9.82 [4]	409	1.03	[5]	1.02	[5]	3.17	[5]
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338	1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256	1.04		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157	1.05		1.05		2.55
12/31/2014[2,11]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]	55	1.06	[5]	1.06	[5]	2.08	[5]

194     American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets	net assets

Asset Allocation Fund
Class 1:
6/30/2019[2,3]	$21.29	$.27	$2.29	$2.56	$(.11)	$(1.19)	$(1.30)	$22.55	12.11%[4]	$16,367.28%[5]		2.37%[5]
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913.29		1.85
12/31/2014	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997.30		1.95
Class 1A:
6/30/2019[2,3]	21.26	.24	2.28	2.52	(.10)	(1.19)	(1.29)	22.49	11.95 [4]	9.53	[5]	2.12 [5]
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53		1.82
12/31/2017[2,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [4]	4.53	[5]	1.69 [5]
Class 2:
6/30/2019[2,3]	21.08	.24	2.27	2.51	(.10)	(1.19)	(1.29)	22.30	12.00 [4]	4,992.54	[5]	2.11 [5]
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008.54		1.60
12/31/2014	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494.55		1.69
Class 3:
6/30/2019[2,3]	21.32	.25	2.29	2.54	(.10)	(1.19)	(1.29)	22.57	12.01 [4]	32.47	[5]	2.18 [5]
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36.47		1.67
12/31/2014	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40.48		1.76
Class 4:
6/30/2019[2,3]	20.99	.21	2.26	2.47	(.09)	(1.19)	(1.28)	22.18	11.86 [4]	4,071.78	[5]	1.87 [5]
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414.79		1.45
12/31/2014	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32.80		1.55

See end of tables for footnotes.

American Funds Insurance Series     195

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on											Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset				Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,		expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period		to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)		net assets		net assets

Global Balanced Fund
Class 1:
6/30/2019[2,3]	$11.67	$.15	$1.37	$1.52	$(.02)	$(.01)	$(.03)	$13.16	13.01%[4]	$129.70%[5]				2.41%[5]
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72				1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72				1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64.72				1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47.72				1.80
12/31/2014	11.37	.25 [6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37.71				2.14	[6]
Class 1A:
6/30/2019[2,3]	11.65	.13	1.38	1.51	(.02)	(.01)	(.03)	13.13	12.95 [4]	2.95			[5]	2.15	[5]
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98				1.44
12/31/2017[2,7]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [4]	—	[8]	.94	[5]	1.27	[5]
Class 2:
6/30/2019[2,3]	11.65	.13	1.37	1.50	(.02)	(.01)	(.03)	13.12	12.86 [4]	201.95			[5]	2.14	[5]
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97				1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96				1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178.97				1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97				1.60
12/31/2014	11.35	.22 [6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179.96				1.88	[6]
Class 4:
6/30/2019[2,3]	11.55	.12	1.36	1.48	(.02)	(.01)	(.03)	13.00	12.80 [4]	84		1.20	[5]	1.91	[5]
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/2014	11.35	.24 [6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [12]	—	[8]	.67	[12]	2.07	[6,12]

Bond Fund
Class 1:
6/30/2019[2,3]	$10.47	$.16	$.55	$.71	$(.06)	$—	$(.06)	$11.12	6.81%[4]	$6,397.38%[5]				2.95%
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38				2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38				2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829.38				1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731.38				1.95
12/31/2014	10.73	.23	.37	.60	(.25)	— [9]	(.25)	11.08	5.59	4,977.39				2.03
Class 1A:
6/30/2019[2,3]	10.45	.14	.55	.69	(.06)	—	(.06)	11.08	6.61 [4]	5.63			[5]	2.71	[5]
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63				2.50
12/31/2017[2,7]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [4]	1.62			[5]	2.01	[5]
Class 2:
6/30/2019[2,3]	10.34	.14	.55	.69	(.06)	—	(.06)	10.97	6.66 [4]	3,602.63			[5]	2.70	[5]
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63				2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63				1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959.63				1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63				1.69
12/31/2014	10.61	.20	.36	.56	(.22)	— [9]	(.22)	10.95	5.28	4,565.64				1.79
Class 4:
6/30/2019[2,3]	10.33	.13	.54	.67	(.05)	—	(.05)	10.95	6.54 [4]	435.88			[5]	2.45	[5]
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88				2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88				1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102.88				1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88				1.47
12/31/2014	10.69	.16	.39	.55	(.23)	— [9]	(.23)	11.01	5.15	29.89				1.43

196     American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on										Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets		net assets

Global Bond Fund
Class 1:
6/30/2019[2,3]	$11.42	$.16	$.59	$.75	$(.09)	$—	$(.09)	$12.08	6.59%[4]	$1,065.57%[5]			2.82%[5]
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57			2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56			2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115.57			2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032.57			2.34
12/31/2014	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194.57			2.35
Class 1A:
6/30/2019[2,3]	11.41	.15	.59	.74	(.09)	—	(.09)	12.06	6.47 [4]	1.82		[5]	2.57 [5]
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82			2.36
12/31/2017[2,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [4]	— [8]	.72	[5]	2.27 [5]
Class 2:
6/30/2019[2,3]	11.34	.15	.58	.73	(.09)	—	(.09)	11.98	6.41 [4]	1,047.82		[5]	2.57 [5]
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82			2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81			2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121.82			2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82			2.09
12/31/2014	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386.82			2.11
Class 4:
6/30/2019[2,3]	11.24	.13	.58	.71	(.08)	—	(.08)	11.87	6.35 [4]	46	1.07	[5]	2.32 [5]
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31	1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12	1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [9]	(.31)	(.31)	10.89	(4.27)	6	1.07		1.86
12/31/2014	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4	1.09		1.66

See end of tables for footnotes.

American Funds Insurance Series     197

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on										Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets		net assets

High-Income Bond Fund
Class 1:
6/30/2019[2,3]	$9.34	$.33	$.59	$.92	$(.13)	$—	$(.13)	$10.13	9.81%[4]	$526.50%[5]			6.71%[5]
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50			6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49			5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949.49			6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017.48			6.12
12/31/2014	11.13	.67	(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017.48			5.90
Class 1A:
6/30/2019[2,3]	9.33	.32	.58	.90	(.12)	—	(.12)	10.11	9.67 [4]	1.74		[5]	6.47 [5]
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75			6.11
12/31/2017[2,7]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [4]	— [8]	.72	[5]	5.74 [5]
Class 2:
6/30/2019[2,3]	9.19	.31	.58	.89	(.12)	—	(.12)	9.96	9.71 [4]	685.75		[5]	6.46 [5]
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75			6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74			5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799.74			5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73			5.85
12/31/2014	10.99	.63	(.57)	.06	(.64)	—	(.64)	10.41	.63	929.73			5.67
Class 3:
6/30/2019[2,3]	9.38	.32	.59	.91	(.12)	—	(.12)	10.17	9.73 [4]	10.68		[5]	6.53 [5]
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68			6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67			5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13.67			5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66			5.91
12/31/2014	11.16	.65	(.59)	.06	(.65)	—	(.65)	10.57	.59	16.66			5.74
Class 4:
6/30/2019[2,3]	9.96	.33	.62	.95	(.12)	—	(.12)	10.79	9.54 [4]	58	1.00	[5]	6.20 [5]
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99			5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21.99			5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98			5.51
12/31/2014	11.12	.63	(.59)	.04	(.11)	—	(.11)	11.05	.35	— [8]	.98		5.49

198     American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on											Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset				Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,			Net assets,	expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total		end of period	to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return		(in millions)	net assets		net assets

Mortgage Fund
Class 1:
6/30/2019[2,3]	$10.30	$.13	$.30	$.43	$(.05)	$—	$(.05)	$10.68	4.16%[4]		$210.45%[5]			2.55%[5]
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58		209.48			1.97
12/31/2017	10.56	.16	— [9]	.16	(.18)	(.07)	(.25)	10.47	1.47		265.47			1.52
12/31/2016	10.61	.15	.11	.26	(.20)	(.11)	(.31)	10.56	2.50		269.46			1.39
12/31/2015	10.70	.10	.13	.23	(.18)	(.14)	(.32)	10.61	2.09		272.45			.89
12/31/2014	10.23	.12	.45	.57	(.10)	—	(.10)	10.70	5.54		292.45			1.12
Class 1A:
6/30/2019[2,3]	10.28	.12	.29	.41	(.04)	—	(.04)	10.65	4.02	[4]	1.70		[5]	2.28 [5]
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36		1.73			1.77
12/31/2017[2,7]	10.55	.14	— [9]	.14	(.16)	(.07)	(.23)	10.46	1.31	[4]	— [8]	.70	[5]	1.38 [5]
Class 2:
6/30/2019[2,3]	10.28	.12	.29	.41	(.04)	—	(.04)	10.65	4.02	[4]	58.70		[5]	2.30 [5]
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32		57.73			1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22		63.72			1.27
12/31/2016	10.59	.12	.12	.24	(.18)	(.11)	(.29)	10.54	2.25		63.71			1.14
12/31/2015	10.68	.07	.13	.20	(.15)	(.14)	(.29)	10.59	1.86		59.70			.65
12/31/2014	10.22	.10	.44	.54	(.08)	—	(.08)	10.68	5.23		52.70			.91
Class 4:
6/30/2019[2,3]	10.19	.10	.30	.40	(.04)	—	(.04)	10.55	3.92	[4]	22.95		[5]	2.04 [5]
12/31/2018	10.38	.15	(.15)	— [9]	(.19)	—	(.19)	10.19	.07		24.98			1.49
12/31/2017	10.48	.11	— [9]	.11	(.14)	(.07)	(.21)	10.38	.97		12.97			1.03
12/31/2016	10.52	.09	.12	.21	(.14)	(.11)	(.25)	10.48	2.01		8.96			.86
12/31/2015	10.65	.04	.14	.18	(.17)	(.14)	(.31)	10.52	1.62		11.97			.37
12/31/2014	10.23	.05	.46	.51	(.09)	—	(.09)	10.65	4.98		1.94			.47

See end of tables for footnotes.

American Funds Insurance Series     199

Financial highlights (continued)

		Income (loss) from
		investment operations[1]				Dividends and distributions
			Net gains
			(losses) on											Ratio of
	Net asset	Net	securities			Dividends		Total	Net asset			Ratio of		net income
	value,	investment	(both		Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		(loss)
	beginning	income	realized and		investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	(loss)	unrealized)		operations	income)	gains)	distributions	of period	return	(in millions)	net assets		net assets

Ultra-Short Bond Fund
Class 1:
6/30/2019[2,3]	$11.31	$.12	$—	[9]	$.12	$(.04)	$—	$(.04)	$11.39	1.10%[4]	$32.34%[5]			2.14%[5]
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	37.35			1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37.35			.68
12/31/2016[13]	11.26	.01	—	[9]	.01	—	—	—	11.27	.09	37.35			.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39.34			(.24)
12/31/2014	11.31	(.03)	—		(.03)	—	—	—	11.28	(.27)	49.34			(.26)
Class 1A:
6/30/2019[2,3]	11.31	.12	—	[9]	.12	(.04)	—	(.04)	11.39	1.10 [4,12]	— [8]	.34	[5,12]	2.15 [5,12]
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58 [12]	— [8]	.35	[12]	1.60 [12]
12/31/2017[2,7]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.67 [4,12]	— [8]	.34	[5,12]	.69 [5,12]
Class 2:
6/30/2019[2,3]	11.03	.10	—	[9]	.10	(.04)	—	(.04)	11.09	.90 [4]	229.59		[5]	1.89 [5]
12/31/2018	11.01	.15	—	[9]	.15	(.13)	—	(.13)	11.03	1.36	247.60			1.34
12/31/2017	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249.60			.42
12/31/2016[13]	11.01	(.02)	—	[9]	(.02)	—	—	—	10.99	(.18)	297.60			(.14)
12/31/2015	11.06	(.05)	—	[9]	(.05)	—	—	—	11.01	(.45)	302.59			(.49)
12/31/2014	11.12	(.06)	—		(.06)	—	—	—	11.06	(.54)	331.59			(.51)
Class 3:
6/30/2019[2,3]	11.14	.11	—	[9]	.11	(.04)	—	(.04)	11.21	.99 [4]	3.52		[5]	1.96 [5]
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4.53			1.42
12/31/2017	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4.53			.50
12/31/2016[13]	11.11	(.01)	—	[9]	(.01)	—	—	—	11.10	(.09)	4.53			(.08)
12/31/2015	11.16	(.05)	—	[9]	(.05)	—	—	—	11.11	(.45)	6.52			(.42)
12/31/2014	11.21	(.05)	—		(.05)	—	—	—	11.16	(.45)	8.52			(.44)
Class 4:
6/30/2019[2,3]	11.15	.09	—	[9]	.09	(.04)	—	(.04)	11.20	.78 [4]	21.84		[5]	1.64 [5]
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18.86			1.11
12/31/2017	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15.85			.19
12/31/2016[13]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13.85			(.40)
12/31/2015	11.25	(.08)	—	[9]	(.08)	—	—	—	11.17	(.71)	16.85			(.74)
12/31/2014	11.30	(.09)	.04		(.05)	—	—	—	11.25	(.44)	7.84			(.77)

200     American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on											Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset				Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,			Net assets,	expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total		end of period	to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return		(in millions)	net assets		net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
6/30/2019[2,3]	$11.94	$.13	$.43	$.56	$(.05)	$—	$(.05)	$12.45	4.70%[4]		$1,457.36%[5]			2.17%[5]
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91		1,445.36			2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83		1,558.36			1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467.36			1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93		1,426.35			1.02
12/31/2014	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24		1,723.35			1.24
Class 1A:
6/30/2019[2,3]	11.93	.12	.42	.54	(.05)	—	(.05)	12.42	4.51	[4]	2.61		[5]	1.96 [5]
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70		1.61			1.82
12/31/2017[2,7]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73	[4]	— [8]	.58	[5]	1.53 [5]
Class 2:
6/30/2019[2,3]	11.82	.11	.43	.54	(.05)	—	(.05)	12.31	4.45	[4]	1,334.61		[5]	1.92 [5]
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73		1,323.61			1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59		1,473.61			1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503.61			1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579.60			.79
12/31/2014	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01		1,717.60			1.00
Class 3:
6/30/2019[2,3]	11.97	.12	.43	.55	(.05)	—	(.05)	12.47	4.57	[4]	9.54		[5]	1.99 [5]
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71		9.54			1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72		10.54			1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11.54			1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11.53			.85
12/31/2014	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11		13.53			1.08
Class 4:
6/30/2019[2,3]	11.84	.10	.41	.51	(.04)	—	(.04)	12.31	4.34	[4]	113.86		[5]	1.69 [5]
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50		91.86			1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28		62.86			1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57.86			.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46.85			.56
12/31/2014	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76		21.85			.50

See end of tables for footnotes.

American Funds Insurance Series     201

Financial highlights (continued)

		Income (loss) from										Ratio of		Ratio of
		investment operations[1]			Dividends and distributions							expenses		expenses
			Net gains									to average		to average
			(losses) on				Total					net assets		net assets
	Net asset	Net	securities		Dividends	Distribu-	dividends					before		after		Net		Ratio of
	value,	investment	(both	Total from	(from net	tions	and	Net asset		Net assets,		waivers/		waivers/		effective		net income
	beginning	income	realized and	investment	investment	(from capital	distribu-	value, end		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	tions	of period	Total return[14]	(in millions)		ments		ments[14]		ratio[14,15]		net assets[14]

Managed Risk Growth Fund
Class P1:
6/30/2019[2,3]	$12.30	$.02	$1.38	$1.40	$(.12)	$(.92)	$(1.04)	$12.66	11.56%[4,12]	$4.41%[5,12]				.36%[5,12]		.70%[5,12]		.37%[5,12]
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[12]	3.42			[12]	.37	[12]	.71	[12]	.82	[12]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [12]	2.42			[12]	.36	[12]	.70	[12]	.69	[12]
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [12]	1.50			[12]	.34	[12]	.68	[12]	.79	[12]
12/31/2015	11.37	.09	.03	.12	—	—	—	11.49	1.06 [12]	—	[8]	.53	[12]	.29	[12]	.63	[12]	.80	[12]
12/31/2014	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18 [12]	—	[8]	.50	[12]	.32	[12]	.65	[12]	2.71	[12]
Class P2:
6/30/2019[2,3]	12.21	— [9]	1.38	1.38	(.09)	(.92)	(1.01)	12.58	11.42 [4]	393.67			[5]	.62	[5]	.96	[5]	.07	[5]
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340.68				.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286.69				.63		.97		.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200.79				.63		.97		.43
12/31/2015	11.35	.04	.04	.08	—	—	—	11.43	.71	146.89				.66		1.00		.31
12/31/2014	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77	79.87				.69		1.02		1.01

Managed Risk International Fund
Class P1:
6/30/2019[2,3]	$9.82	$.01	$1.08	$1.09	$(.20)	$(.32)	$(.52)	$10.39	11.27%[4,12]	$1.38			%5,12	.32	%5,12	.82	%5,12	.26%[5,12]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[12]	—	[8]	.33	[12]	.28	[12]	.77	[12]	3.02	[12]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [12]	—	[8]	.28	[12]	.20	[12]	.69	[12]	1.13	[12]
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[12]	—	[8]	.39	[12]	.23	[12]	.74	[12]	1.15	[12]
12/31/2015	10.10	.18	(.80)	(.62)	— [9]	—	— [9]	9.48	(6.12)[12]	—	[8]	.45	[12]	.21	[12]	.72	[12]	1.75	[12]
12/31/2014	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[12]	—	[8]	.50	[12]	.25	[12]	.76	[12]	1.33	[12]
Class P2:
6/30/2019[2,3]	9.76	— [9]	1.08	1.08	(.20)	(.32)	(.52)	10.32	11.17 [4]	163.69			[5]	.62	[5]	1.12	[5]	(.08)[5]
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151.69				.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148.71				.63		1.12		1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97.79				.63		1.14		.97
12/31/2015	10.09	.13	(.79)	(.66)	— [9]	—	— [9]	9.43	(6.52)	83.90				.66		1.17		1.30
12/31/2014	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46.91				.67		1.18		1.51

Managed Risk Blue Chip Income and Growth Fund
Class P1:
6/30/2019[2,3]	$11.28	$.05	$.69	$.74	$(.20)	$(.60)	$(.80)	$11.22	6.63%[4,12]	$1.37%[5,12]				.31%[5,12]		.70%[5,12]		.85%[5,12]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[12]	—	[8]	.33	[12]	.28	[12]	.67	[12]	3.21	[12]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [12]	—	[8]	.30	[12]	.25	[12]	.64	[12]	1.59	[12]
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [12]	—	[8]	.43	[12]	.27	[12]	.67	[12]	1.83	[12]
12/31/2015	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[12]	—	[8]	.50	[12]	.27	[12]	.66	[12]	1.64	[12]
12/31/2014	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58 [12]	—	[8]	.50	[12]	.31	[12]	.70	[12]	3.43	[12]
Class P2:
6/30/2019[2,3]	11.21	.02	.70	.72	(.19)	(.60)	(.79)	11.14	6.52 [4]	353.67			[5]	.61	[5]	1.00	[5]	.32	[5]
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336.68				.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367.68				.63		1.02		1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291.79				.63		1.03		2.04
12/31/2015	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137.89				.66		1.05		1.57
12/31/2014	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10	98.88				.69		1.08		4.27

202     American Funds Insurance Series

		Income (loss) from									Ratio of	Ratio of
		investment operations[1]			Dividends and distributions						expenses	expenses
			Net gains								to average	to average
			(losses) on				Total				net assets	net assets
	Net asset	Net	securities		Dividends	Distribu-	dividends				before	after	Net		Ratio of
	value,	investment	(both	Total from	(from net	tions	and	Net asset		Net assets,	waivers/	waivers/	effective		net income
	beginning	income	realized and	investment	investment	(from capital	distribu-	value, end		end of period	reimburse-	reimburse-	expense		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	tions	of period	Total return[14]	(in millions)	ments	ments[14]	ratio[14,15]		net assets[14]

Managed Risk Growth-Income Fund
Class P1:
6/30/2019[2,3]	$11.73	$.03	$1.30	$1.33	$(.04)	$(.10)	$(.14)	$12.92	11.36%[4,12]	$1,883.42%[5,12]		.37%[5,12]	.66%[5,12]		.46%[5,12]
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)[12]		1,662.40 [12]	.35 [12]	.64	[12]	(.20)[12]
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [12]		2.44 [12]	.37 [12]	.66	[12]	1.61 [12]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [12]		1.52 [12]	.36 [12]	.64	[12]	1.46 [12]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[12]		1.56 [12]	.31 [12]	.59	[12]	2.17 [12]
12/31/2014	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85 [12]	—	[8] .45 [12]	.25 [12]	.52	[12]	2.94 [12]
Class P2:
6/30/2019[2,3]	11.67	.01	1.30	1.31	(.03)	(.10)	(.13)	12.85	11.26 [4]		260.67 [5]	.62 [5]	.91	[5]	.20 [5]
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)		230.69	.64	.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40		206.70	.63	.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08		160.79	.63	.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)		122.89	.66	.94		1.04
12/31/2014	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76.87	.69	.96		1.38

Managed Risk Asset Allocation Fund
Class P1:
6/30/2019[2,3]	$12.23	$.03	$1.16	$1.19	$—	$(.57)	$(.57)	$12.85	9.78%[4]	$2.41%[5]		.36%[5]	.64%[5]		.51%[5]
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)		2.37	.32	.59		1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06		1,656.43	.38	.66		1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57		1,217.43	.38	.66		1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)		712.54	.40	.68		2.06
12/31/2014	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24		277.53	.48	.76		1.04
Class P2:
6/30/2019[2,3]	12.22	.02	1.16	1.18	(.31)	(.57)	(.88)	12.52	9.74 [4]		2,706.66 [5]	.61 [5]	.89	[5]	.37 [5]
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)		2,541.62	.57	.84		1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80		2,798.68	.63	.91		1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27		2,342.68	.63	.91		1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953.79	.66	.94		1.16
12/31/2014	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91		1,780.79	.73	1.01		1.33

See end of tables for footnotes.

American Funds Insurance Series     203

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31,
excluding mortgage dollar roll transactions[16]	June 30, 2019[2,3,4]	2018	2017	2016	2015	2014
Capital Income Builder	25%	42%	59%	41%	38%	24%[4,11]
Asset Allocation Fund	28	34	39	43	28	42
Global Balanced Fund	57	30	28	43	36	40
Bond Fund	82	98	153	108	141	121
Global Bond Fund	69	78	74	70	88	134
Mortgage Fund	13	60	98	113	138	108
U.S. Government/AAA-Rated Securities Fund	50	76	120	273	352	88

Portfolio turnover rate for all share classes		Period ended December 31,
including mortgage dollar roll transactions, if	Six months ended
applicable[16]	June 30, 2019[2,3,4]	2018	2017	2016	2015	2014

Global Growth Fund	18%	25%	31%	27%	29%	22%
Global Small Capitalization Fund	37	43	33	40	36	28
Growth Fund	15	35	24	26	20	29
International Fund	22	29	29	31	37	18
New World Fund	29	58	56	32	39	36
Blue Chip Income and Growth Fund	30	49	34	30	26	37
Global Growth and Income Fund	28	49	41	57	37	28
Growth-Income Fund	16	39	27	27	25	25
International Growth and Income Fund	20	38	51	32	35	34
Capital Income Builder Fund	38	98	88	53	128	35 [4,11]
Asset Allocation Fund	46	86	85	83	76	88
Global Balanced Fund	66	51	41	65	76	73
Bond Fund	228	514	502	375	434	365
Global Bond Fund	100	125	105	154	159	200
High-Income Bond Fund	43	67	78	89	66	54
Mortgage Fund	137	811	680	713	1103	790
U.S. Government/AAA-Rated Securities Fund	130	446	551	539	901	387
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [13,17]	N/A	N/A
Managed Risk Growth Fund	7	7	25	15	16	22
Managed Risk International Fund	5	8	25	26	15	22
Managed Risk Blue Chip Income and Growth Fund	8	11	32	9	20	22
Managed Risk Growth-Income Fund	3	14	26	14	11	28
Managed Risk Asset Allocation Fund	6	12	1	3	3	3

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Annualized.
[6]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.
[15]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

204     American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2019, through June 30, 2019).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series     205

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2019	6/30/2019	period[1]	ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,214.13	$3.02	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 1A – actual return	1,000.00	1,212.31	4.39	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 2 – actual return	1,000.00	1,212.54	4.39	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 4 – actual return	1,000.00	1,210.72	5.76	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,203.05	$4.04	.74%
Class 1 – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 1A – actual return	1,000.00	1,202.11	5.35	.98
Class 1A – assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 2 – actual return	1,000.00	1,201.64	5.40	.99
Class 2 – assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 4 – actual return	1,000.00	1,200.54	6.77	1.24
Class 4 – assumed 5% return	1,000.00	1,018.65	6.21	1.24
Growth Fund
Class 1 – actual return	$1,000.00	$1,167.96	$1.83	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 1A – actual return	1,000.00	1,166.58	3.17	.59
Class 1A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 2 – actual return	1,000.00	1,166.46	3.17	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 – actual return	1,000.00	1,166.82	2.79	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	1,165.10	4.51	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84
International Fund
Class 1 – actual return	$1,000.00	$1,149.41	$2.82	.53%
Class 1 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 1A – actual return	1,000.00	1,147.62	4.15	.78
Class 1A – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 – actual return	1,000.00	1,147.75	4.15	.78
Class 2 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 3 – actual return	1,000.00	1,148.73	3.78	.71
Class 3 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 4 – actual return	1,000.00	1,146.77	5.48	1.03
Class 4 – assumed 5% return	1,000.00	1,019.69	5.16	1.03
New World Fund
Class 1 – actual return	$1,000.00	$1,192.28	$4.08	.75%
Class 1 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 1A – actual return	1,000.00	1,191.04	5.43	1.00
Class 1A – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class 2 – actual return	1,000.00	1,190.66	5.43	1.00
Class 2 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class 4 – actual return	1,000.00	1,189.60	6.79	1.25
Class 4 – assumed 5% return	1,000.00	1,018.60	6.26	1.25

206     American Funds Insurance Series

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2019	6/30/2019	period[1]	ratio
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$1,111.39	$2.15	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 1A – actual return	1,000.00	1,108.91	3.45	.66
Class 1A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 2 – actual return	1,000.00	1,108.87	3.45	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,108.28	4.76	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,194.72	$3.48	.64%
Class 1 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 1A – actual return	1,000.00	1,193.09	4.79	.88
Class 1A – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 2 – actual return	1,000.00	1,193.92	4.84	.89
Class 2 – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 4 – actual return	1,000.00	1,192.40	6.20	1.14
Class 4 – assumed 5% return	1,000.00	1,019.14	5.71	1.14
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,161.54	$1.50	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 1A – actual return	1,000.00	1,160.04	2.84	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 2 – actual return	1,000.00	1,160.23	2.84	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 – actual return	1,000.00	1,160.50	2.46	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 4 – actual return	1,000.00	1,158.90	4.18	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,148.19	$3.46	.65%
Class 1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 1A – actual return	1,000.00	1,147.37	4.79	.90
Class 1A – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 2 – actual return	1,000.00	1,147.53	4.79	.90
Class 2 – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 4 – actual return	1,000.00	1,146.04	6.12	1.15
Class 4 – assumed 5% return	1,000.00	1,019.09	5.76	1.15
Capital Income Builder
Class 1 – actual return	$1,000.00	$1,100.62	$2.71	.52%
Class 1 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 1A – actual return	1,000.00	1,099.47	4.01	.77
Class 1A – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 2 – actual return	1,000.00	1,100.46	4.01	.77
Class 2 – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 4 – actual return	1,000.00	1,098.17	5.31	1.02
Class 4 – assumed 5% return	1,000.00	1,019.74	5.11	1.02

See end of tables for footnotes.

American Funds Insurance Series     207

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2019	6/30/2019	period[1]	ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,121.12	$1.47	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 1A – actual return	1,000.00	1,119.51	2.79	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 2 – actual return	1,000.00	1,119.97	2.84	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 – actual return	1,000.00	1,120.15	2.47	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 – actual return	1,000.00	1,118.65	4.10	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,130.13	$3.70	.70%
Class 1 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 1A – actual return	1,000.00	1,129.50	5.02	.95
Class 1A – assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 2 – actual return	1,000.00	1,128.63	5.01	.95
Class 2 – assumed 5% return	1,000.00	1,020.08	4.76	.95
Class 4 – actual return	1,000.00	1,128.01	6.33	1.20
Class 4 – assumed 5% return	1,000.00	1,018.84	6.01	1.20
Bond Fund
Class 1 – actual return	$1,000.00	$1,068.12	$1.95	.38%
Class 1 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 1A – actual return	1,000.00	1,066.05	3.23	.63
Class 1A – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 2 – actual return	1,000.00	1,066.60	3.23	.63
Class 2 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 4 – actual return	1,000.00	1,065.38	4.51	.88
Class 4 – assumed 5% return	1,000.00	1,020.43	4.41	.88
Global Bond Fund
Class 1 – actual return	$1,000.00	$1,065.90	$2.92	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 1A – actual return	1,000.00	1,064.66	4.20	.82
Class 1A – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 2 – actual return	1,000.00	1,064.15	4.20	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 4 – actual return	1,000.00	1,063.50	5.47	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$1,098.08	$2.60	.50%
Class 1 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 1A – actual return	1,000.00	1,096.74	3.85	.74
Class 1A – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 2 – actual return	1,000.00	1,097.05	3.90	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 3 – actual return	1,000.00	1,097.32	3.54	.68
Class 3 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 4 – actual return	1,000.00	1,095.44	5.20	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00

208     American Funds Insurance Series

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2019	6/30/2019	period[1]	ratio
Mortgage Fund
Class 1 – actual return	$1,000.00	$1,041.57	$2.28	.45%
Class 1 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 1A – actual return	1,000.00	1,040.21	3.54	.70
Class 1A – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 – actual return	1,000.00	1,040.25	3.54	.70
Class 2 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 4 – actual return	1,000.00	1,039.23	4.80	.95
Class 4 – assumed 5% return	1,000.00	1,020.08	4.76	.95
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,010.95	$1.70	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 1A – actual return	1,000.00	1,010.95	1.70	.34
Class 1A – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 – actual return	1,000.00	1,008.98	2.94	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 – actual return	1,000.00	1,009.91	2.59	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	1,007.79	4.18	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,047.01	$1.83	.36%
Class 1 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 1A – actual return	1,000.00	1,045.08	3.09	.61
Class 1A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 2 – actual return	1,000.00	1,044.47	3.09	.61
Class 2 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 3 – actual return	1,000.00	1,045.73	2.74	.54
Class 3 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 4 – actual return	1,000.00	1,043.40	4.36	.86
Class 4 – assumed 5% return	1,000.00	1,020.53	4.31	.86

See end of tables for footnotes.

American Funds Insurance Series     209

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	1/1/2019	6/30/2019	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,115.56	$1.89	.36%	$3.67	.70%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.51	.70
Class P2 – actual return	1,000.00	1,114.24	3.25	.62	5.03	.96
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.81	.96
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,112.70	$1.68	.32%	$4.30	.82%
Class P1 – assumed 5% return	1,000.00	1,023.21	1.61	.32	4.11	.82
Class P2 – actual return	1,000.00	1,111.74	3.25	.62	5.86	1.12
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.61	1.12
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$1,066.32	$1.59	.31%	$3.59	.70%
Class P1 – assumed 5% return	1,000.00	1,023.26	1.56	.31	3.51	.70
Class P2 – actual return	1,000.00	1,065.21	3.12	.61	5.12	1.00
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	5.01	1.00
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,113.64	$1.94	.37%	$3.46	.66%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.31	.66
Class P2 – actual return	1,000.00	1,112.62	3.25	.62	4.77	.91
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.56	.91
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,097.83	$1.87	.36%	$3.33	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class P2 – actual return	1,000.00	1,097.43	3.17	.61	4.63	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

210     American Funds Insurance Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2020. The agreement was amended to add additional advisory fee breakpoints for International Growth and Income Fund when the fund’s net assets exceed $1.5 billion, and for Capital Income Builder when the fund’s net assets exceed $600 million and $1 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small-/Mid-Cap Funds Average and (ii) the MSCI All Country World Small Cap Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes, though the fund’s results were higher for the one-year, 20-year and lifetime periods.

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Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) the Lipper Growth Funds Average and (iii) the Standard & Poor’s 500 Composite Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average and (ii) the MSCI All Country World Index ex USA. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average, (ii) the MSCI All Country World Index and (iii) the MSCI Emerging Markets Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the longer term periods and were mixed compared to the results of these indexes for the shorter periods.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average and (ii) the MSCI All Country World Index ex USA. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the investment results of the fund were higher than the results of these indexes over the lifetime period, though lower than the results of these indexes over the shorter periods.

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Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Equity Income Funds Average, (ii) the MSCI All Country World Index, (iii) the Bloomberg Barclays U.S. Aggregate Index and (iv) a customized index composed of 70% MSCI index and 30% Bloomberg Barclays index. They reviewed the results for the one-year, three-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average, (ii) the Bloomberg Barclays U.S. Aggregate Index, (iii) the Standard and Poor’s 500 Composite Index and (iv) a customized index composed of 60% S&P 500 index and 40% Bloomberg Barclays index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Global Balanced Fund seeks the balanced accomplishment of three objectives — long-term growth of capital, conservation of principal and current income — by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Flexible Portfolio Funds Average, (ii) the Bloomberg Barclays Global Aggregate Index, (iii) the MSCI All Country World Index and (iv) a customized index composed of 60% MSCI index and 40% Bloomberg Barclays index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Core Bond Funds Average and (ii) the Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and denominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Average and (ii) the Bloomberg Barclays Global Aggregate Index. They reviewed the results for the one-year, three-year, five-year, 10-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average and (ii) the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

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Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) the Lipper Intermediate U.S. Government Funds Average and (iii) the Bloomberg Barclays U.S. Mortgage Backed Securities Index. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the investment results of the fund were mixed compared to the results of these indexes.

Ultra-Short Bond Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Ultra Short Obligation Funds Average, (ii) the Lipper Money Market Funds Average and (iii) the Bloomberg Barclays Short-Term Government/ Corporate Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes for the one-year, three-year and lifetime periods, though lower than the results of these indexes for the five-year, 10-year and 20-year periods.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve principal. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average and (ii) the Bloomberg Barclays U.S. Government/Mortgage Backed Securities Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the total expenses of each fund were less than the median total expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were less than the median fees of the other funds included in its Lipper category, other than Global Balanced Fund.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board and committee noted that CRMC had agreed to additional breakpoints for the advisory fee schedules of International Growth and Income Fund and Capital Income Builder. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

214     American Funds Insurance Series

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

American Funds Insurance Series     215

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement – American Funds Insurance Series Managed Risk Funds

American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds through April 30, 2020. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The subadvisory agreement was amended to add an additional subadvisory fee breakpoint for when the funds’ net assets exceed $10 billion. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, the administrative, compliance and shareholder services provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Standard & Poor’s 500 Composite Index and (ii) the S&P 500 Managed Risk Index – Moderate Aggressive. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history and that the investment results of the fund were mixed compared to the results of these indexes.

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Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the MSCI All Country World Index ex USA and (ii) the Standard & Poor’s EPAC Ex-Korea LargeMidCap Managed Risk Index – Moderate Aggressive. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Standard & Poor’s 500 Composite Index and (ii) the S&P 500 Managed Risk Index – Moderate. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes for the three-year period, and lower than the results of these indexes for the other periods.

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Standard & Poor’s 500 Composite Index and (ii) the S&P 500 Managed Risk Index – Moderate. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Bloomberg Barclays U.S. Aggregate Index, (ii) the Standard & Poor’s 500 Composite Index and (iii) the S&P 500 Managed Risk Index – Moderate Conservative. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted the fund’s relatively short history, and that the investment results of the fund were mixed compared to the results of these indexes.

The board and the committee also considered volatility of the funds compared with the S&P 500 Managed Risk indexes noted above and those of a group of funds with volatility management strategies identified by management for the nine-month, one-year and three-year periods, and for the lifetime of each fund through September 30, 2018. They noted that the volatility of Managed Risk Growth Fund and Managed Risk Growth-Income Fund was greater than that of the S&P 500 Managed Risk index, the average of the peer group funds and most of the selected funds for all periods. They noted that the volatility of Managed Risk International Fund was lower than the average of the peer group funds for all periods, and lower than the S&P 500 Managed Risk index for the three-year and lifetime periods. They also noted that the volatility of Managed Risk Blue Chip Income and Growth Fund was higher than the average of the peer group funds and higher than the S&P 500 Managed Risk index for all periods. In addition, they noted that the volatility for Managed Risk Asset Allocation Fund was higher than that of the S&P 500 Managed Risk index and higher than the average of the peer group funds for all periods. The board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses
The board and the committee compared the total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that the total expenses for Managed Risk Growth Fund were lower than the median and average for the Lipper Growth Funds category, that the total expenses for Managed Risk International Fund were lower than the

American Funds Insurance Series     217

median and average for the Lipper International Funds category, and that the total expenses for Managed Risk Blue Chip Income and Growth Fund were at or slightly above the median of the Lipper Growth and Income Funds category. They also noted that the total expenses for Managed Risk Growth-Income Fund were lower than the median and average for the Lipper Growth and Income Funds category, and that the total expenses for Managed Risk Asset Allocation Fund were lower than the median and average for the Lipper Flexible Portfolio Funds category. The board and the committee also considered the advisory fees payable by the funds and determined that they were reasonable.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and marketing differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The Board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They also considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

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Office of the series
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Investment subadviser
Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodians of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Bank of New York Mellon
(Managed Risk Funds only)
One Wall Street
New York, NY 10286

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

224       American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2019, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2019, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

Lit. No. INGESRX-998-0819P Litho in USA RCG/RRD/6311-S72938	© 2019 Capital Group. All rights reserved.	Printed on paper containing 10% post-consumer waste

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success	The Capital System	American Funds Insurance Series superior outcomes

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2019.
[2]	Based on Class 1 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), Global Income Funds Index (Global Bond Fund), High Yield Funds Index (High-Income Bond Fund), Ultra-Short Obligation Funds Index (Ultra-Short Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Thomson Reuters Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2018. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

John Hancock

Variable Insurance Trust

If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications, if available, electronically by calling John Hancock at 800-827-4546 (John Hancock Life Insurance) or 800-344-1029 (John Hancock Variable Annuities) or if your policy is held through another insurance company, please contact that company.

You may elect to receive all reports in paper, free of charge, at any time. You can inform your insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock or your financial intermediary or insurance company.

Semiannual Report

June 30, 2019

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.5%
Communication services – 9.9%
Diversified telecommunication services – 1.9%
AT&T, Inc.	1,657,975	$55,558,742
CenturyLink, Inc.	218,577	2,570,466
Verizon Communications, Inc.	939,532	53,675,463
		111,804,671
Entertainment – 2.0%
Activision Blizzard, Inc.	174,045	8,214,924
Electronic Arts, Inc. (A)	67,299	6,814,697
Netflix, Inc. (A)	99,323	36,483,324
Take-Two Interactive Software, Inc. (A)	25,589	2,905,119
The Walt Disney Company	396,553	55,374,661
Viacom, Inc., Class B	81,237	2,426,549
		112,219,274
Interactive media and services – 4.6%
Alphabet, Inc., Class A (A)	68,028	73,660,718
Alphabet, Inc., Class C (A)	69,618	75,250,792
Facebook, Inc., Class A (A)	545,802	105,339,786
TripAdvisor, Inc. (A)	23,009	1,065,087
Twitter, Inc. (A)	166,349	5,805,580
		261,121,963
Media – 1.4%
CBS Corp., Class B	79,913	3,987,659
Charter Communications, Inc., Class A (A)	39,272	15,519,509
Comcast Corp., Class A	1,028,799	43,497,622
Discovery, Inc., Series A (A)	35,224	1,081,377
Discovery, Inc., Series C (A)	82,923	2,359,159
DISH Network Corp., Class A (A)	52,934	2,033,195
Fox Corp., Class A	81,251	2,977,037
Fox Corp., Class B	36,833	1,345,509
News Corp., Class A	86,565	1,167,762
News Corp., Class B	27,815	388,297
Omnicom Group, Inc.	50,361	4,127,084
The Interpublic Group of Companies, Inc.	88,831	2,006,692
		80,490,902
		565,636,810
Consumer discretionary – 10.0%
Auto components – 0.1%
Aptiv PLC	58,564	4,733,728
BorgWarner, Inc.	46,803	1,964,790
		6,698,518
Automobiles – 0.4%
Ford Motor Company	890,700	9,111,861
General Motors Company	299,838	11,552,758
Harley-Davidson, Inc.	36,592	1,311,091
		21,975,710
Distributors – 0.1%
Genuine Parts Company	32,980	3,416,068
LKQ Corp. (A)	71,507	1,902,801
		5,318,869
Diversified consumer services – 0.0%
H&R Block, Inc.	46,187	1,353,279
Hotels, restaurants and leisure – 1.9%
Carnival Corp.	90,926	4,232,605
Chipotle Mexican Grill, Inc. (A)	5,570	4,082,142
Darden Restaurants, Inc.	27,890	3,395,050
Hilton Worldwide Holdings, Inc.	66,012	6,452,013
Marriott International, Inc., Class A	62,839	8,815,683
McDonald's Corp.	173,510	36,031,087
MGM Resorts International	115,541	3,301,006
Norwegian Cruise Line Holdings, Ltd. (A)	49,433	2,651,092
Royal Caribbean Cruises, Ltd.	38,965	4,722,948
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Starbucks Corp.	275,178	$23,068,172
Wynn Resorts, Ltd.	21,992	2,726,788
Yum! Brands, Inc.	69,298	7,669,210
		107,147,796
Household durables – 0.3%
D.R. Horton, Inc.	76,947	3,318,724
Garmin, Ltd.	27,831	2,220,914
Leggett & Platt, Inc.	29,308	1,124,548
Lennar Corp., A Shares	64,636	3,132,261
Mohawk Industries, Inc. (A)	14,144	2,085,816
Newell Brands, Inc.	88,125	1,358,888
PulteGroup, Inc.	58,066	1,836,047
Whirlpool Corp.	14,339	2,041,300
		17,118,498
Internet and direct marketing retail – 3.6%
Amazon.com, Inc. (A)	93,952	177,910,326
Booking Holdings, Inc. (A)	9,834	18,435,898
eBay, Inc.	186,060	7,349,370
Expedia Group, Inc.	27,049	3,598,328
		207,293,922
Leisure products – 0.1%
Hasbro, Inc.	26,154	2,763,955
Multiline retail – 0.5%
Dollar General Corp.	58,696	7,933,351
Dollar Tree, Inc. (A)	53,994	5,798,416
Kohl's Corp.	37,108	1,764,485
Macy's, Inc.	69,094	1,482,757
Nordstrom, Inc. (B)	23,905	761,613
Target Corp.	116,415	10,082,703
		27,823,325
Specialty retail – 2.3%
Advance Auto Parts, Inc.	16,381	2,524,967
AutoZone, Inc. (A)	5,574	6,128,446
Best Buy Company, Inc.	52,611	3,668,565
CarMax, Inc. (A)	37,708	3,274,186
Foot Locker, Inc.	25,820	1,082,374
L Brands, Inc.	51,316	1,339,348
Lowe's Companies, Inc.	177,897	17,951,586
O'Reilly Automotive, Inc. (A)	17,722	6,545,089
Ross Stores, Inc.	83,369	8,263,535
The Gap, Inc.	48,001	862,578
The Home Depot, Inc.	249,992	51,990,836
The TJX Companies, Inc.	281,183	14,868,957
Tiffany & Company	24,380	2,282,943
Tractor Supply Company	27,431	2,984,493
Ulta Beauty, Inc. (A)	12,620	4,377,752
		128,145,655
Textiles, apparel and luxury goods – 0.7%
Capri Holdings, Ltd. (A)	34,904	1,210,471
Hanesbrands, Inc.	81,064	1,395,922
NIKE, Inc., Class B	285,504	23,968,061
PVH Corp.	17,019	1,610,678
Ralph Lauren Corp.	11,824	1,343,088
Tapestry, Inc.	66,934	2,123,816
Under Armour, Inc., Class A (A)	42,161	1,068,781
Under Armour, Inc., Class C (A)	45,550	1,011,210
VF Corp.	73,744	6,441,538
		40,173,565
		565,813,092
Consumer staples – 7.1%
Beverages – 1.8%
Brown-Forman Corp., Class B	37,369	2,071,364

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Constellation Brands, Inc., Class A	38,009	$7,485,492
Molson Coors Brewing Company, Class B	43,101	2,413,656
Monster Beverage Corp. (A)	88,476	5,647,423
PepsiCo, Inc.	318,453	41,758,742
The Coca-Cola Company	872,269	44,415,937
		103,792,614
Food and staples retailing – 1.5%
Costco Wholesale Corp.	99,925	26,406,181
Sysco Corp.	107,442	7,598,298
The Kroger Company	183,807	3,990,450
Walgreens Boots Alliance, Inc.	176,613	9,655,433
Walmart, Inc.	317,806	35,114,385
		82,764,747
Food products – 1.1%
Archer-Daniels-Midland Company	127,214	5,190,331
Campbell Soup Company	43,295	1,734,831
Conagra Brands, Inc.	111,015	2,944,118
General Mills, Inc.	136,147	7,150,440
Hormel Foods Corp.	61,269	2,483,845
Kellogg Company	56,928	3,049,633
Lamb Weston Holdings, Inc.	32,912	2,085,304
McCormick & Company, Inc.	27,745	4,300,752
Mondelez International, Inc., Class A	327,710	17,663,569
The Hershey Company	31,514	4,223,821
The J.M. Smucker Company	26,021	2,997,359
The Kraft Heinz Company	141,400	4,389,056
Tyson Foods, Inc., Class A	67,138	5,420,722
		63,633,781
Household products – 1.7%
Church & Dwight Company, Inc.	56,059	4,095,671
Colgate-Palmolive Company	194,905	13,968,841
Kimberly-Clark Corp.	78,227	10,426,095
The Clorox Company	29,017	4,442,793
The Procter & Gamble Company	569,786	62,477,035
		95,410,435
Personal products – 0.2%
Coty, Inc., Class A	68,340	915,756
The Estee Lauder Companies, Inc., Class A	49,802	9,119,244
		10,035,000
Tobacco – 0.8%
Altria Group, Inc.	425,137	20,130,237
Philip Morris International, Inc.	353,437	27,755,408
		47,885,645
		403,522,222
Energy – 4.9%
Energy equipment and services – 0.4%
Baker Hughes, a GE Company	117,316	2,889,493
Halliburton Company	199,397	4,534,288
Helmerich & Payne, Inc.	24,503	1,240,342
National Oilwell Varco, Inc.	88,804	1,974,113
Schlumberger, Ltd.	315,089	12,521,637
TechnipFMC PLC	95,613	2,480,201
		25,640,074
Oil, gas and consumable fuels – 4.5%
Anadarko Petroleum Corp.	114,113	8,051,813
Apache Corp.	85,292	2,470,909
Cabot Oil & Gas Corp.	97,146	2,230,472
Chevron Corp.	432,736	53,849,668
Cimarex Energy Company	22,958	1,362,098
Concho Resources, Inc.	45,520	4,696,754
ConocoPhillips	256,545	15,649,245
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Devon Energy Corp.	94,376	$2,691,604
Diamondback Energy, Inc.	35,174	3,832,911
EOG Resources, Inc.	131,839	12,282,121
Exxon Mobil Corp.	961,217	73,658,059
Hess Corp.	57,578	3,660,233
HollyFrontier Corp.	35,823	1,657,888
Kinder Morgan, Inc.	442,910	9,247,961
Marathon Oil Corp.	187,792	2,668,524
Marathon Petroleum Corp.	150,571	8,413,907
Noble Energy, Inc.	107,488	2,407,731
Occidental Petroleum Corp.	169,670	8,531,008
ONEOK, Inc.	94,062	6,472,406
Phillips 66	94,794	8,867,031
Pioneer Natural Resources Company	38,287	5,890,838
The Williams Companies, Inc.	275,997	7,738,956
Valero Energy Corp.	94,451	8,085,950
		254,418,087
		280,058,161
Financials – 12.8%
Banks – 5.4%
Bank of America Corp.	2,008,774	58,254,446
BB&T Corp.	174,300	8,563,359
Citigroup, Inc.	525,321	36,788,230
Citizens Financial Group, Inc.	103,656	3,665,276
Comerica, Inc.	34,896	2,534,845
Fifth Third Bancorp	165,276	4,611,200
First Republic Bank	37,320	3,644,298
Huntington Bancshares, Inc.	238,548	3,296,733
JPMorgan Chase & Co.	736,910	82,386,538
KeyCorp	228,682	4,059,106
M&T Bank Corp.	30,900	5,255,163
People's United Financial, Inc.	89,963	1,509,579
Regions Financial Corp.	228,976	3,420,901
SunTrust Banks, Inc.	101,010	6,348,479
SVB Financial Group (A)	11,967	2,687,669
The PNC Financial Services Group, Inc.	102,621	14,087,811
U.S. Bancorp	340,351	17,834,392
Wells Fargo & Company	918,972	43,485,755
Zions Bancorp NA	42,108	1,936,126
		304,369,906
Capital markets – 2.6%
Affiliated Managers Group, Inc.	11,837	1,090,661
Ameriprise Financial, Inc.	30,293	4,397,332
BlackRock, Inc.	27,023	12,681,894
Cboe Global Markets, Inc.	25,214	2,612,927
CME Group, Inc.	81,333	15,787,549
E*TRADE Financial Corp.	55,745	2,486,227
Franklin Resources, Inc.	66,876	2,327,285
Intercontinental Exchange, Inc.	128,068	11,006,164
Invesco, Ltd.	92,405	1,890,606
MarketAxess Holdings, Inc.	8,506	2,733,999
Moody's Corp.	37,459	7,316,117
Morgan Stanley	290,429	12,723,694
MSCI, Inc.	19,327	4,615,094
Nasdaq, Inc.	26,415	2,540,331
Northern Trust Corp.	49,175	4,425,750
Raymond James Financial, Inc.	28,979	2,450,174
S&P Global, Inc.	55,878	12,728,450
State Street Corp.	84,792	4,753,440
T. Rowe Price Group, Inc.	53,964	5,920,390
The Bank of New York Mellon Corp.	200,096	8,834,238
The Charles Schwab Corp.	269,900	10,847,281
The Goldman Sachs Group, Inc.	77,188	15,792,665
		149,962,268

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance – 0.7%
American Express Company	155,587	$19,205,659
Capital One Financial Corp.	106,723	9,684,045
Discover Financial Services	73,584	5,709,383
Synchrony Financial	144,148	4,997,611
		39,596,698
Diversified financial services – 1.7%
Berkshire Hathaway, Inc., Class B (A)	440,222	93,842,124
Jefferies Financial Group, Inc.	56,734	1,090,995
		94,933,119
Insurance – 2.4%
Aflac, Inc.	169,717	9,302,189
American International Group, Inc.	197,837	10,540,755
Aon PLC	54,649	10,546,164
Arthur J. Gallagher & Company	41,941	3,673,612
Assurant, Inc.	13,937	1,482,618
Chubb, Ltd.	103,965	15,313,005
Cincinnati Financial Corp.	34,538	3,580,554
Everest Re Group, Ltd.	9,353	2,311,875
Lincoln National Corp.	46,272	2,982,230
Loews Corp.	60,875	3,328,036
Marsh & McLennan Companies, Inc.	116,169	11,587,858
MetLife, Inc.	215,431	10,700,458
Principal Financial Group, Inc.	59,099	3,423,014
Prudential Financial, Inc.	92,252	9,317,452
The Allstate Corp.	75,671	7,694,984
The Hartford Financial Services Group, Inc.	81,707	4,552,714
The Progressive Corp.	132,781	10,613,185
The Travelers Companies, Inc.	59,525	8,900,178
Torchmark Corp.	23,060	2,062,948
Unum Group	47,462	1,592,350
Willis Towers Watson PLC	29,491	5,648,706
		139,154,885
		728,016,876
Health care – 13.8%
Biotechnology – 2.1%
AbbVie, Inc.	335,839	24,422,212
Alexion Pharmaceuticals, Inc. (A)	50,987	6,678,277
Amgen, Inc.	138,547	25,531,441
Biogen, Inc. (A)	44,047	10,301,272
Celgene Corp. (A)	160,206	14,809,443
Gilead Sciences, Inc.	289,292	19,544,568
Incyte Corp. (A)	40,317	3,425,332
Regeneron Pharmaceuticals, Inc. (A)	17,901	5,603,013
Vertex Pharmaceuticals, Inc. (A)	58,174	10,667,948
		120,983,506
Health care equipment and supplies – 3.4%
Abbott Laboratories	400,814	33,708,457
ABIOMED, Inc. (A)	10,336	2,692,425
Align Technology, Inc. (A)	16,566	4,534,114
Baxter International, Inc.	107,841	8,832,178
Becton, Dickinson and Company	61,291	15,445,945
Boston Scientific Corp. (A)	315,946	13,579,359
Danaher Corp.	143,126	20,455,568
DENTSPLY SIRONA, Inc.	53,191	3,104,227
Edwards Lifesciences Corp. (A)	47,368	8,750,764
Hologic, Inc. (A)	60,540	2,907,131
IDEXX Laboratories, Inc. (A)	19,580	5,390,961
Intuitive Surgical, Inc. (A)	26,230	13,758,947
Medtronic PLC	304,612	29,666,163
ResMed, Inc.	32,540	3,970,856
Stryker Corp.	70,364	14,465,431
Teleflex, Inc.	10,498	3,476,413
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
The Cooper Companies, Inc.	11,225	$3,781,590
Varian Medical Systems, Inc. (A)	20,476	2,787,398
Zimmer Biomet Holdings, Inc.	46,731	5,502,108
		196,810,035
Health care providers and services – 2.6%
AmerisourceBergen Corp.	35,243	3,004,818
Anthem, Inc.	58,450	16,495,175
Cardinal Health, Inc.	68,001	3,202,847
Centene Corp. (A)	93,524	4,904,399
Cigna Corp.	86,337	13,602,394
CVS Health Corp.	295,200	16,085,448
DaVita, Inc. (A)	28,348	1,594,858
HCA Healthcare, Inc.	60,749	8,211,442
Henry Schein, Inc. (A)	33,490	2,340,951
Humana, Inc.	30,642	8,129,323
Laboratory Corp. of America Holdings (A)	22,308	3,857,053
McKesson Corp.	43,003	5,779,173
Quest Diagnostics, Inc.	30,578	3,113,146
UnitedHealth Group, Inc.	215,899	52,681,515
Universal Health Services, Inc., Class B	18,759	2,445,986
WellCare Health Plans, Inc. (A)	11,428	3,257,780
		148,706,308
Health care technology – 0.1%
Cerner Corp.	73,927	5,418,849
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	71,634	5,348,911
Illumina, Inc. (A)	33,412	12,300,628
IQVIA Holdings, Inc. (A)	35,979	5,789,021
Mettler-Toledo International, Inc. (A)	5,628	4,727,520
PerkinElmer, Inc.	24,998	2,408,307
Thermo Fisher Scientific, Inc.	90,863	26,684,646
Waters Corp. (A)	15,790	3,398,640
		60,657,673
Pharmaceuticals – 4.5%
Allergan PLC	70,036	11,726,127
Bristol-Myers Squibb Company	371,681	16,855,733
Eli Lilly & Company	196,311	21,749,296
Johnson & Johnson	603,186	84,011,746
Merck & Company, Inc.	584,943	49,047,471
Mylan NV (A)	115,873	2,206,222
Nektar Therapeutics (A)	38,896	1,383,920
Perrigo Company PLC	28,088	1,337,551
Pfizer, Inc.	1,261,368	54,642,462
Zoetis, Inc.	108,998	12,370,183
		255,330,711
		787,907,082
Industrials – 9.2%
Aerospace and defense – 2.5%
Arconic, Inc.	90,759	2,343,397
General Dynamics Corp.	61,713	11,220,658
Huntington Ingalls Industries, Inc.	9,383	2,108,735
L3 Technologies, Inc.	17,940	4,398,350
L3Harris Technologies, Inc.	26,768	5,062,632
Lockheed Martin Corp.	55,856	20,305,890
Northrop Grumman Corp.	38,587	12,467,846
Raytheon Company	63,302	11,006,952
Textron, Inc.	53,073	2,814,992
The Boeing Company	118,839	43,258,584
TransDigm Group, Inc. (A)	11,139	5,389,048
United Technologies Corp.	184,305	23,996,511
		144,373,595
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	30,900	2,606,415

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	38,785	$2,942,230
FedEx Corp.	54,480	8,945,071
United Parcel Service, Inc., Class B	158,580	16,376,557
		30,870,273
Airlines – 0.4%
Alaska Air Group, Inc.	27,708	1,770,818
American Airlines Group, Inc.	90,439	2,949,216
Delta Air Lines, Inc.	135,474	7,688,150
Southwest Airlines Company	111,185	5,645,974
United Continental Holdings, Inc. (A)	50,024	4,379,601
		22,433,759
Building products – 0.3%
Allegion PLC	21,361	2,361,459
AO Smith Corp.	32,335	1,524,919
Fortune Brands Home & Security, Inc.	31,777	1,815,420
Johnson Controls International PLC	180,825	7,469,881
Masco Corp.	66,772	2,620,133
		15,791,812
Commercial services and supplies – 0.4%
Cintas Corp.	19,140	4,541,731
Copart, Inc. (A)	46,134	3,448,055
Republic Services, Inc.	48,868	4,233,924
Rollins, Inc.	33,100	1,187,297
Waste Management, Inc.	88,767	10,241,049
		23,652,056
Construction and engineering – 0.1%
Jacobs Engineering Group, Inc.	26,051	2,198,444
Quanta Services, Inc.	32,792	1,252,326
		3,450,770
Electrical equipment – 0.5%
AMETEK, Inc.	52,012	4,724,770
Eaton Corp. PLC	95,810	7,979,057
Emerson Electric Company	139,899	9,334,061
Rockwell Automation, Inc.	26,772	4,386,057
		26,423,945
Industrial conglomerates – 1.4%
3M Company	130,977	22,703,553
General Electric Company	1,981,486	20,805,603
Honeywell International, Inc.	165,333	28,865,488
Roper Technologies, Inc.	23,592	8,640,806
		81,015,450
Machinery – 1.6%
Caterpillar, Inc.	129,784	17,688,261
Cummins, Inc.	33,097	5,670,840
Deere & Company	71,955	11,923,663
Dover Corp.	32,884	3,294,977
Flowserve Corp.	29,406	1,549,402
Fortive Corp.	66,681	5,435,835
Illinois Tool Works, Inc.	68,233	10,290,219
Ingersoll-Rand PLC	54,705	6,929,482
PACCAR, Inc.	78,525	5,627,102
Parker-Hannifin Corp.	29,273	4,976,703
Pentair PLC	35,891	1,335,145
Snap-on, Inc.	12,513	2,072,653
Stanley Black & Decker, Inc.	34,343	4,966,341
Wabtec Corp. (B)	36,806	2,641,199
Xylem, Inc.	41,063	3,434,509
		87,836,331
Professional services – 0.3%
Equifax, Inc.	27,508	3,720,182
IHS Markit, Ltd. (A)	82,269	5,242,181
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Nielsen Holdings PLC	79,772	$1,802,847
Robert Half International, Inc.	27,298	1,556,259
Verisk Analytics, Inc.	37,374	5,473,796
		17,795,265
Road and rail – 1.0%
CSX Corp.	174,544	13,504,469
J.B. Hunt Transport Services, Inc.	19,627	1,794,104
Kansas City Southern	22,853	2,783,952
Norfolk Southern Corp.	60,492	12,057,870
Union Pacific Corp.	160,821	27,196,439
		57,336,834
Trading companies and distributors – 0.2%
Fastenal Company	130,720	4,260,165
United Rentals, Inc. (A)	17,789	2,359,355
W.W. Grainger, Inc.	10,252	2,749,894
		9,369,414
		520,349,504
Information technology – 20.9%
Communications equipment – 1.2%
Arista Networks, Inc. (A)	12,104	3,142,440
Cisco Systems, Inc.	972,495	53,224,651
F5 Networks, Inc. (A)	13,624	1,984,063
Juniper Networks, Inc.	77,512	2,064,145
Motorola Solutions, Inc.	37,455	6,244,872
		66,660,171
Electronic equipment, instruments and components – 0.5%
Amphenol Corp., Class A	67,889	6,513,271
Corning, Inc.	177,968	5,913,877
FLIR Systems, Inc.	31,090	1,681,969
IPG Photonics Corp. (A)	8,040	1,240,170
Keysight Technologies, Inc. (A)	42,749	3,839,288
TE Connectivity, Ltd.	76,451	7,322,477
		26,511,052
IT services – 5.2%
Accenture PLC, Class A	144,894	26,772,064
Akamai Technologies, Inc. (A)	37,293	2,988,661
Alliance Data Systems Corp.	10,218	1,431,848
Automatic Data Processing, Inc.	98,869	16,346,012
Broadridge Financial Solutions, Inc.	26,236	3,349,812
Cognizant Technology Solutions Corp., Class A	129,238	8,192,397
DXC Technology Company	60,729	3,349,204
Fidelity National Information Services, Inc.	73,563	9,024,709
Fiserv, Inc. (A)	89,240	8,135,118
FleetCor Technologies, Inc. (A)	19,634	5,514,209
Gartner, Inc. (A)	20,426	3,287,360
Global Payments, Inc.	35,554	5,693,262
IBM Corp.	201,300	27,759,270
Jack Henry & Associates, Inc.	17,370	2,326,190
Mastercard, Inc., Class A	204,188	54,013,852
Paychex, Inc.	72,495	5,965,614
PayPal Holdings, Inc. (A)	266,901	30,549,488
The Western Union Company	96,707	1,923,502
Total System Services, Inc.	36,849	4,726,621
VeriSign, Inc. (A)	23,906	5,000,179
Visa, Inc., Class A	395,070	68,564,399
		294,913,771
Semiconductors and semiconductor equipment – 3.6%
Advanced Micro Devices, Inc. (A)	201,716	6,126,115
Analog Devices, Inc.	84,003	9,481,419
Applied Materials, Inc.	212,668	9,550,920
Broadcom, Inc.	89,929	25,886,962

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Intel Corp.	1,017,002	$48,683,886
KLA-Tencor Corp.	36,716	4,339,831
Lam Research Corp.	34,057	6,397,267
Maxim Integrated Products, Inc.	62,262	3,724,513
Microchip Technology, Inc. (B)	53,773	4,662,119
Micron Technology, Inc. (A)	251,424	9,702,452
NVIDIA Corp.	138,357	22,722,370
Qorvo, Inc. (A)	27,081	1,803,865
QUALCOMM, Inc.	276,191	21,009,849
Skyworks Solutions, Inc.	39,246	3,032,538
Texas Instruments, Inc.	213,126	24,458,340
Xilinx, Inc.	57,790	6,814,597
		208,397,043
Software – 6.6%
Adobe, Inc. (A)	110,841	32,659,301
ANSYS, Inc. (A)	19,071	3,906,122
Autodesk, Inc. (A)	49,895	8,127,896
Cadence Design Systems, Inc. (A)	64,176	4,544,303
Citrix Systems, Inc.	28,242	2,771,670
Fortinet, Inc. (A)	33,260	2,555,366
Intuit, Inc.	58,885	15,388,417
Microsoft Corp.	1,740,815	233,199,577
Oracle Corp.	551,237	31,403,972
Red Hat, Inc. (A)	40,370	7,579,871
salesforce.com, Inc. (A)	176,410	26,766,689
Symantec Corp.	140,508	3,057,454
Synopsys, Inc. (A)	34,036	4,380,093
		376,340,731
Technology hardware, storage and peripherals – 3.8%
Apple, Inc.	993,031	196,540,696
Hewlett Packard Enterprise Company	304,343	4,549,928
HP, Inc.	342,268	7,115,752
NetApp, Inc.	55,795	3,442,552
Seagate Technology PLC	57,285	2,699,269
Western Digital Corp.	66,123	3,144,149
Xerox Corp.	44,904	1,590,051
		219,082,397
		1,191,905,165
Materials – 2.7%
Chemicals – 2.0%
Air Products & Chemicals, Inc.	49,990	11,316,236
Albemarle Corp.	23,867	1,680,475
Celanese Corp.	29,004	3,126,631
CF Industries Holdings, Inc.	50,462	2,357,080
Corteva, Inc. (A)	170,018	5,027,432
Dow, Inc.	170,018	8,383,588
DuPont de Nemours, Inc. (A)	170,018	12,763,251
Eastman Chemical Company	31,470	2,449,310
Ecolab, Inc.	57,725	11,397,224
FMC Corp.	30,261	2,510,150
International Flavors & Fragrances, Inc.	23,133	3,356,367
Linde PLC	123,288	24,756,230
LyondellBasell Industries NV, Class A	68,866	5,931,429
PPG Industries, Inc.	53,861	6,286,117
The Mosaic Company	79,693	1,994,716
The Sherwin-Williams Company	18,515	8,485,239
		111,821,475
Construction materials – 0.1%
Martin Marietta Materials, Inc.	14,093	3,242,940
Vulcan Materials Company	30,094	4,132,207
		7,375,147
Containers and packaging – 0.4%
Amcor PLC (A)(B)	366,183	4,207,443
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Avery Dennison Corp.	19,004	$2,198,383
Ball Corp.	76,122	5,327,779
International Paper Company	91,018	3,942,900
Packaging Corp. of America	21,235	2,024,120
Sealed Air Corp.	35,265	1,508,637
Westrock Company	58,318	2,126,857
		21,336,119
Metals and mining – 0.2%
Freeport-McMoRan, Inc.	329,820	3,829,210
Newmont Goldcorp Corp.	186,267	7,165,691
Nucor Corp.	69,045	3,804,380
		14,799,281
		155,332,022
Real estate – 3.0%
Equity real estate investment trusts – 2.9%
Alexandria Real Estate Equities, Inc.	25,536	3,602,874
American Tower Corp.	100,350	20,516,558
Apartment Investment & Management Company, A Shares	33,694	1,688,743
AvalonBay Communities, Inc.	31,626	6,425,771
Boston Properties, Inc.	35,099	4,527,771
Crown Castle International Corp.	94,429	12,308,820
Digital Realty Trust, Inc.	47,480	5,592,669
Duke Realty Corp.	82,247	2,599,828
Equinix, Inc.	19,083	9,623,366
Equity Residential	84,410	6,408,407
Essex Property Trust, Inc.	14,846	4,333,993
Extra Space Storage, Inc.	28,961	3,072,762
Federal Realty Investment Trust	16,995	2,188,276
HCP, Inc.	109,003	3,485,916
Host Hotels & Resorts, Inc.	169,746	3,092,772
Iron Mountain, Inc.	66,015	2,066,270
Kimco Realty Corp.	94,695	1,749,964
Mid-America Apartment Communities, Inc.	26,045	3,067,059
Prologis, Inc.	143,299	11,478,250
Public Storage	34,182	8,141,127
Realty Income Corp.	71,382	4,923,217
Regency Centers Corp.	38,077	2,541,259
SBA Communications Corp. (A)	25,702	5,778,838
Simon Property Group, Inc.	70,242	11,221,862
SL Green Realty Corp.	19,162	1,540,050
The Macerich Company	23,773	796,158
UDR, Inc.	63,851	2,866,271
Ventas, Inc.	83,830	5,729,781
Vornado Realty Trust	39,736	2,547,078
Welltower, Inc.	91,898	7,492,444
Weyerhaeuser Company	168,361	4,434,629
		165,842,783
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	71,282	3,656,767
		169,499,550
Utilities – 3.2%
Electric utilities – 1.9%
Alliant Energy Corp.	54,132	2,656,799
American Electric Power Company, Inc.	112,122	9,867,857
Duke Energy Corp.	165,407	14,595,514
Edison International	74,045	4,991,373
Entergy Corp.	42,856	4,411,168
Evergy, Inc.	55,492	3,337,844
Eversource Energy	72,930	5,525,177
Exelon Corp.	220,583	10,574,749
FirstEnergy Corp.	115,170	4,930,428
NextEra Energy, Inc.	108,785	22,285,695

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Pinnacle West Capital Corp.	25,751	$2,422,912
PPL Corp.	163,476	5,069,391
The Southern Company	236,467	13,071,896
Xcel Energy, Inc.	116,449	6,927,551
		110,668,354
Gas utilities – 0.0%
Atmos Energy Corp.	26,260	2,772,006
Independent power and renewable electricity producers – 0.1%
AES Corp.	152,165	2,550,285
NRG Energy, Inc.	60,720	2,132,486
		4,682,771
Multi-utilities – 1.1%
Ameren Corp.	55,625	4,177,994
CenterPoint Energy, Inc.	114,469	3,277,247
CMS Energy Corp.	64,608	3,741,449
Consolidated Edison, Inc.	74,302	6,514,799
Dominion Energy, Inc.	182,306	14,095,900
DTE Energy Company	41,732	5,336,688
NiSource, Inc.	84,213	2,425,334
Public Service Enterprise Group, Inc.	114,477	6,733,537
Sempra Energy	62,353	8,569,796
WEC Energy Group, Inc.	71,587	5,968,208
		60,840,952
Water utilities – 0.1%
American Water Works Company, Inc.	41,089	4,766,324
		183,730,407
TOTAL COMMON STOCKS (Cost $2,718,612,670)		$5,551,770,891
SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust, 2.4614% (C)(D)	450,241	4,505,744
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,505,880)		$4,505,744
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.5%
U.S. Government Agency – 2.2%
Federal Home Loan Bank Discount Note
2.215%, 07/31/2019 *	$15,000,000	$14,972,500
2.270%, 09/04/2019 *	5,000,000	4,980,500
2.390%, 07/09/2019 *	15,000,000	14,992,667
2.390%, 08/01/2019 *	50,000,000	49,904,847
2.400%, 07/30/2019 *	10,000,000	9,982,278
2.410%, 08/05/2019 *	30,000,000	29,935,542
		124,768,334
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $18,594,014 on 7-1-19, collateralized by $18,805,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $18,968,397, including interest)	18,592,000	18,592,000
TOTAL SHORT-TERM INVESTMENTS (Cost $143,338,709)		$143,360,334
Total Investments (500 Index Trust) (Cost $2,866,457,259) – 100.1%		$5,699,636,969
Other assets and liabilities, net – (0.1%)		(3,097,125)
TOTAL NET ASSETS – 100.0%		$5,696,539,844
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,041	Long	Sep 2019	$150,963,805	$153,196,162	$2,232,357
						$2,232,357

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	61,401,851	$1,384,611,743
TOTAL INVESTMENT COMPANIES (Cost $1,082,732,764)		$1,384,611,743
Total Investments (American Asset Allocation Trust) (Cost $1,082,732,764) - 100.0%		$1,384,611,743
Other assets and liabilities, net - (0.0%)		(137,001)
TOTAL NET ASSETS - 100.0%		$1,384,474,742
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	7,179,641	$211,727,617
TOTAL INVESTMENT COMPANIES (Cost $192,895,352)		$211,727,617
Total Investments (American Global Growth Trust) (Cost $192,895,352) - 100.0%		$211,727,617
Other assets and liabilities, net - (0.0%)		(32,652)
TOTAL NET ASSETS - 100.0%		$211,694,965

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	11,509,392	$838,689,362
TOTAL INVESTMENT COMPANIES (Cost $794,832,955)		$838,689,362
Total Investments (American Growth Trust) (Cost $794,832,955) - 100.0%		$838,689,362
Other assets and liabilities, net - (0.0%)		(83,820)
TOTAL NET ASSETS - 100.0%		$838,605,542
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	20,958,678	$991,135,862
TOTAL INVESTMENT COMPANIES (Cost $936,573,077)		$991,135,862
Total Investments (American Growth-Income Trust) (Cost $936,573,077) - 100.0%		$991,135,862
Other assets and liabilities, net - (0.0%)		(102,179)
TOTAL NET ASSETS - 100.0%		$991,033,683
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	24,121,051	$476,390,755
TOTAL INVESTMENT COMPANIES (Cost $453,527,645)		$476,390,755
Total Investments (American International Trust) (Cost $453,527,645) - 100.0%		$476,390,755
Other assets and liabilities, net - (0.0%)		(53,962)
TOTAL NET ASSETS - 100.0%		$476,336,793
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 15.6%
Entertainment – 2.2%
Electronic Arts, Inc. (A)	126,800	$12,839,768
Netflix, Inc. (A)	94,342	34,653,703
		47,493,471
Interactive media and services – 13.4%
Alphabet, Inc., Class A (A)	21,641	23,432,875
Alphabet, Inc., Class C (A)	73,972	79,957,075
Facebook, Inc., Class A (A)	643,914	124,275,402
InterActiveCorp (A)	46,135	10,035,747
Tencent Holdings, Ltd.	1,065,800	48,216,139
		285,917,238
		333,410,709
Consumer discretionary – 21.4%
Auto components – 0.7%
Aptiv PLC	169,941	13,736,331
Automobiles – 0.1%
Ferrari NV	18,491	2,984,817
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure – 3.2%
Domino's Pizza, Inc.	9,606	$2,673,158
Hilton Worldwide Holdings, Inc.	114,987	11,238,829
Marriott International, Inc., Class A	98,834	13,865,422
McDonald's Corp.	62,351	12,947,809
Norwegian Cruise Line Holdings, Ltd. (A)	27,698	1,485,444
Restaurant Brands International, Inc. (B)	73,800	5,132,052
Royal Caribbean Cruises, Ltd.	79,842	9,677,649
Wynn Resorts, Ltd.	15,023	1,862,702
Yum! Brands, Inc.	81,792	9,051,921
		67,934,986
Internet and direct marketing retail – 15.1%
Alibaba Group Holding, Ltd., ADR (A)	418,819	70,968,880
Amazon.com, Inc. (A)	109,952	208,208,402
Booking Holdings, Inc. (A)	21,073	39,505,764
Ctrip.com International, Ltd., ADR (A)	94,315	3,481,167
		322,164,213
Multiline retail – 1.1%
Dollar General Corp.	164,151	22,186,649
Dollar Tree, Inc. (A)	19,300	2,072,627
		24,259,276
Specialty retail – 1.0%
Ross Stores, Inc.	174,252	17,271,858
Ulta Beauty, Inc. (A)	10,171	3,528,218
		20,800,076
Textiles, apparel and luxury goods – 0.2%
VF Corp.	36,200	3,162,070
		455,041,769
Consumer staples – 0.0%
Beverages – 0.0%
Constellation Brands, Inc., Class A	1,406	276,898
Tobacco – 0.0%
Philip Morris International, Inc.	7,800	612,534
		889,432
Energy – 0.4%
Oil, gas and consumable fuels – 0.4%
Concho Resources, Inc.	44,800	4,622,464
Pioneer Natural Resources Company	29,400	4,523,484
		9,145,948
Financials – 5.2%
Banks – 0.1%
Citigroup, Inc.	25,358	1,775,821
JPMorgan Chase & Co.	3,700	413,660
		2,189,481
Capital markets – 3.3%
Ameriprise Financial, Inc.	2,876	417,480
Intercontinental Exchange, Inc.	186,781	16,051,959
Moody's Corp.	2,500	488,275
Morgan Stanley	203,724	8,925,148
Raymond James Financial, Inc.	9,156	774,140
S&P Global, Inc.	36,148	8,234,153
TD Ameritrade Holding Corp.	498,231	24,871,692
The Charles Schwab Corp.	276,806	11,124,833
The Goldman Sachs Group, Inc.	1,224	250,430
		71,138,110
Insurance – 1.8%
American International Group, Inc.	186,506	9,937,040
Chubb, Ltd.	11,687	1,721,378
Marsh & McLennan Companies, Inc.	54,600	5,446,350
The Progressive Corp.	17,947	1,434,504

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Willis Towers Watson PLC	99,354	$19,030,265
		37,569,537
		110,897,128
Health care – 16.9%
Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc. (A)	103,790	13,594,414
Vertex Pharmaceuticals, Inc. (A)	171,980	31,537,692
		45,132,106
Health care equipment and supplies – 6.8%
Abbott Laboratories	60,139	5,057,690
Becton, Dickinson and Company	150,059	37,816,369
Boston Scientific Corp. (A)	5,400	232,092
Danaher Corp.	187,637	26,817,080
Intuitive Surgical, Inc. (A)	56,704	29,744,083
Stryker Corp.	217,148	44,641,286
		144,308,600
Health care providers and services – 6.4%
Anthem, Inc.	116,332	32,830,054
Centene Corp. (A)	135,546	7,108,032
Cigna Corp.	184,832	29,120,282
HCA Healthcare, Inc.	28,182	3,809,361
Humana, Inc.	5,877	1,559,168
UnitedHealth Group, Inc.	206,896	50,484,693
WellCare Health Plans, Inc. (A)	41,517	11,835,251
		136,746,841
Life sciences tools and services – 1.3%
Agilent Technologies, Inc.	23,071	1,722,712
Illumina, Inc. (A)	729	268,381
Thermo Fisher Scientific, Inc.	88,547	26,004,483
		27,995,576
Pharmaceuticals – 0.3%
Elanco Animal Health, Inc. (A)	69,184	2,338,419
Eli Lilly & Company	5,218	578,102
Merck & Company, Inc.	1,539	129,045
Pfizer, Inc.	13,480	583,954
Zoetis, Inc.	12,489	1,417,377
		5,046,897
		359,230,020
Industrials – 9.1%
Aerospace and defense – 5.0%
L3Harris Technologies, Inc.	69,762	13,194,087
Northrop Grumman Corp.	62,205	20,099,058
The Boeing Company	200,579	73,012,762
		106,305,907
Airlines – 0.6%
Delta Air Lines, Inc.	45,963	2,608,400
United Continental Holdings, Inc. (A)	123,820	10,840,441
		13,448,841
Commercial services and supplies – 0.2%
Cintas Corp.	13,010	3,087,143
Industrial conglomerates – 1.7%
Honeywell International, Inc.	84,590	14,768,568
Roper Technologies, Inc.	55,624	20,372,846
		35,141,414
Machinery – 0.4%
Fortive Corp.	103,822	8,463,569
Xylem, Inc.	1,800	150,552
		8,614,121
Professional services – 0.1%
CoStar Group, Inc. (A)	3,406	1,887,128
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
IHS Markit, Ltd. (A)	16,047	$1,022,515
		2,909,643
Road and rail – 1.1%
Canadian Pacific Railway, Ltd.	36,935	8,688,589
CSX Corp.	112,869	8,732,675
J.B. Hunt Transport Services, Inc.	2,279	208,323
Kansas City Southern	8,311	1,012,446
Norfolk Southern Corp.	8,028	1,600,221
Union Pacific Corp.	19,191	3,245,390
		23,487,644
		192,994,713
Information technology – 30.1%
Communications equipment – 0.1%
Motorola Solutions, Inc.	16,069	2,679,184
Electronic equipment, instruments and components – 0.0%
Corning, Inc.	6,155	204,531
IT services – 13.6%
Automatic Data Processing, Inc.	12,700	2,099,691
Fidelity National Information Services, Inc.	164,735	20,209,690
Fiserv, Inc. (A)	276,477	25,203,643
FleetCor Technologies, Inc. (A)	29,736	8,351,356
Global Payments, Inc.	206,939	33,137,142
Mastercard, Inc., Class A	252,646	66,832,446
PayPal Holdings, Inc. (A)	344,266	39,404,686
Visa, Inc., Class A	450,216	78,134,987
Worldpay, Inc., Class A (A)	128,067	15,694,611
		289,068,252
Semiconductors and semiconductor equipment – 1.9%
Analog Devices, Inc.	41,602	4,695,618
Applied Materials, Inc.	16,800	754,488
Broadcom, Inc.	7,953	2,289,351
KLA-Tencor Corp.	23,100	2,730,420
Lam Research Corp.	3,728	700,268
Marvell Technology Group, Ltd.	211,784	5,055,284
Maxim Integrated Products, Inc.	136,644	8,174,044
Microchip Technology, Inc. (B)	10,840	939,828
NVIDIA Corp.	9,225	1,515,022
QUALCOMM, Inc.	36,663	2,788,954
Texas Instruments, Inc.	63,160	7,248,242
Xilinx, Inc.	22,992	2,711,217
		39,602,736
Software – 14.3%
Atlassian Corp. PLC, Class A (A)	11,672	1,527,164
Intuit, Inc.	155,075	40,525,750
Microsoft Corp.	944,426	126,515,307
salesforce.com, Inc. (A)	247,685	37,581,245
ServiceNow, Inc. (A)	151,960	41,723,657
Splunk, Inc. (A)	122,928	15,458,196
VMware, Inc., Class A	94,225	15,755,362
Workday, Inc., Class A (A)	125,091	25,716,208
Zoom Video Communications, Inc., Class A (A)	5,499	488,256
		305,291,145
Technology hardware, storage and peripherals – 0.2%
Apple, Inc.	21,464	4,248,155
		641,094,003
Materials – 0.6%
Chemicals – 0.5%
Air Products & Chemicals, Inc.	16,400	3,712,468
Linde PLC	25,500	5,120,400

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	6,219	$2,850,106
		11,682,974
Containers and packaging – 0.1%
Ball Corp.	18,204	1,274,098
		12,957,072
Real estate – 0.0%
Equity real estate investment trusts – 0.0%
American Tower Corp.	2,731	558,353
Utilities – 0.4%
Electric utilities – 0.0%
NextEra Energy, Inc.	1,067	218,586
Multi-utilities – 0.4%
Sempra Energy	55,083	7,570,608
		7,789,194
TOTAL COMMON STOCKS (Cost $1,359,398,602)		$2,124,008,341
SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust, 2.4614% (C)(D)	181,255	1,813,891
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,813,926)		$1,813,891
SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	500,012	500,012
T. Rowe Price Government Reserve Fund, 2.4372% (C)	6,591,074	6,591,074
		7,091,086
TOTAL SHORT-TERM INVESTMENTS (Cost $7,091,086)		$7,091,086
Total Investments (Blue Chip Growth Trust) (Cost $1,368,303,614) – 100.1%		$2,132,913,318
Other assets and liabilities, net – (0.1%)		(1,752,697)
TOTAL NET ASSETS – 100.0%		$2,131,160,621
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Communication services – 15.5%
Entertainment – 4.7%
Netflix, Inc. (A)	46,456	$17,064,218
The Walt Disney Company	51,749	7,226,230
		24,290,448
Interactive media and services – 10.8%
Alphabet, Inc., Class A (A)	11,832	12,811,690
Alphabet, Inc., Class C (A)	11,838	12,795,813
Facebook, Inc., Class A (A)	100,761	19,446,873
Tencent Holdings, Ltd. (B)	232,662	10,525,486
		55,579,862
		79,870,310
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 18.5%
Automobiles – 1.1%
Tesla, Inc. (A)(B)	26,306	$5,878,339
Hotels, restaurants and leisure – 2.2%
Chipotle Mexican Grill, Inc. (A)	7,988	5,854,245
Marriott International, Inc., Class A	38,006	5,331,862
		11,186,107
Internet and direct marketing retail – 8.8%
Alibaba Group Holding, Ltd., ADR (A)	81,831	13,866,263
Amazon.com, Inc. (A)	16,766	31,748,601
		45,614,864
Specialty retail – 1.2%
The Home Depot, Inc.	29,072	6,046,104
Textiles, apparel and luxury goods – 5.2%
Kering SA	11,639	6,869,605
Lululemon Athletica, Inc. (A)	48,543	8,747,934
NIKE, Inc., Class B	131,126	11,008,028
		26,625,567
		95,350,981
Consumer staples – 4.6%
Beverages – 0.8%
Constellation Brands, Inc., Class A	19,688	3,877,355
Food and staples retailing – 2.0%
Costco Wholesale Corp.	39,491	10,435,892
Personal products – 1.8%
The Estee Lauder Companies, Inc., Class A	51,816	9,488,028
		23,801,275
Financials – 2.1%
Banks – 0.9%
JPMorgan Chase & Co.	40,667	4,546,571
Capital markets – 1.2%
S&P Global, Inc.	27,585	6,283,587
		10,830,158
Health care – 11.9%
Biotechnology – 4.2%
Alexion Pharmaceuticals, Inc. (A)	50,287	6,586,591
BioMarin Pharmaceutical, Inc. (A)	48,717	4,172,611
Exact Sciences Corp. (A)	14,199	1,676,050
Sage Therapeutics, Inc. (A)	14,678	2,687,395
Vertex Pharmaceuticals, Inc. (A)	35,747	6,555,285
		21,677,932
Health care equipment and supplies – 3.5%
Danaher Corp.	37,419	5,347,923
Edwards Lifesciences Corp. (A)	28,368	5,240,704
Intuitive Surgical, Inc. (A)	13,897	7,289,671
		17,878,298
Health care providers and services – 0.6%
Guardant Health, Inc. (A)(B)	11,143	961,975
UnitedHealth Group, Inc.	7,734	1,887,173
		2,849,148
Life sciences tools and services – 2.2%
Illumina, Inc. (A)	31,436	11,573,163
Pharmaceuticals – 1.4%
AstraZeneca PLC, ADR	170,692	7,046,166
		61,024,707
Industrials – 6.9%
Aerospace and defense – 5.0%
Airbus SE	37,283	5,276,349
Safran SA	47,596	6,962,903

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
The Boeing Company	37,868	$13,784,331
		26,023,583
Road and rail – 1.9%
Uber Technologies, Inc. (A)(B)	63,914	2,964,331
Union Pacific Corp.	40,100	6,781,311
		9,745,642
		35,769,225
Information technology – 38.3%
IT services – 13.8%
Adyen NV (A)(C)	8,576	6,615,401
FleetCor Technologies, Inc. (A)	29,713	8,344,896
Mastercard, Inc., Class A	80,532	21,303,130
PayPal Holdings, Inc. (A)	77,740	8,898,120
Square, Inc., Class A (A)	71,762	5,204,898
Twilio, Inc., Class A (A)	17,565	2,394,988
Visa, Inc., Class A	105,242	18,264,749
		71,026,182
Semiconductors and semiconductor equipment – 5.0%
Broadcom, Inc.	22,530	6,485,486
NVIDIA Corp.	60,726	9,973,031
QUALCOMM, Inc.	94,731	7,206,187
Xilinx, Inc.	19,744	2,328,212
		25,992,916
Software – 16.9%
Adobe, Inc. (A)	51,673	15,225,449
Microsoft Corp.	194,890	26,107,464
salesforce.com, Inc. (A)	137,420	20,850,737
SAP SE, ADR	20,852	2,852,554
ServiceNow, Inc. (A)	28,200	7,742,874
Splunk, Inc. (A)	41,568	5,227,176
Workday, Inc., Class A (A)	41,546	8,541,027
Zoom Video Communications, Inc., Class A (A)(B)	3,100	275,249
		86,822,530
Technology hardware, storage and peripherals – 2.6%
Apple, Inc.	67,403	13,340,402
		197,182,030
Real estate – 1.2%
Equity real estate investment trusts – 1.2%
American Tower Corp.	14,412	2,946,533
Crown Castle International Corp.	23,648	3,082,517
		6,029,050
TOTAL COMMON STOCKS (Cost $398,715,094)		$509,857,736
SECURITIES LENDING COLLATERAL – 2.0%
John Hancock Collateral Trust, 2.4614% (D)(E)	1,044,814	10,455,875
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,455,757)		$10,455,875
SHORT-TERM INVESTMENTS – 1.0%
Money market funds – 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (D)	4,945,463	4,945,463
TOTAL SHORT-TERM INVESTMENTS (Cost $4,945,463)		$4,945,463
Total Investments (Capital Appreciation Trust) (Cost $414,116,314) – 102.0%		$525,259,074
Other assets and liabilities, net – (2.0%)		(10,230,685)
TOTAL NET ASSETS – 100.0%		$515,028,389
Security Abbreviations and Legend
ADR	American Depositary Receipt
Capital Appreciation Trust (continued)
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 60.7%
Communication services – 3.6%
Interactive media and services – 3.6%
Alphabet, Inc., Class A (A)(B)	635	$687,578
Alphabet, Inc., Class C (B)	7,750	8,377,053
Facebook, Inc., Class A (B)	28,100	5,423,300
		14,487,931
Consumer discretionary – 5.2%
Auto components – 0.9%
Aptiv PLC	45,578	3,684,070
Hotels, restaurants and leisure – 2.1%
Hilton Worldwide Holdings, Inc.	26,768	2,616,304
McDonald's Corp.	12,739	2,645,381
Yum! Brands, Inc. (A)	30,123	3,333,712
		8,595,397
Internet and direct marketing retail – 2.2%
Amazon.com, Inc. (B)	4,679	8,860,295
		21,139,762
Consumer staples – 0.4%
Beverages – 0.4%
Keurig Dr. Pepper, Inc.	55,921	1,616,117
Energy – 0.3%
Oil, gas and consumable fuels – 0.3%
Concho Resources, Inc.	13,700	1,413,566
Financials – 6.9%
Banks – 1.4%
The PNC Financial Services Group, Inc.	40,115	5,506,987
Capital markets – 3.0%
Intercontinental Exchange, Inc.	51,424	4,419,379
S&P Global, Inc.	34,149	7,778,801
		12,198,180
Insurance – 2.5%
Marsh & McLennan Companies, Inc.	102,993	10,273,552
		27,978,719
Health care – 14.1%
Health care equipment and supplies – 6.6%
Alcon, Inc. (B)	84,602	5,224,143
Becton, Dickinson and Company	37,841	9,536,310
Danaher Corp.	86,066	12,300,553
		27,061,006
Health care providers and services – 1.9%
Anthem, Inc.	10,022	2,828,309
UnitedHealth Group, Inc. (A)	19,900	4,855,799
		7,684,108
Life sciences tools and services – 5.6%
Avantor, Inc. (B)	57,181	1,091,585
PerkinElmer, Inc.	130,610	12,582,967

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	30,355	$8,914,656
		22,589,208
		57,334,322
Industrials – 8.7%
Commercial services and supplies – 2.0%
Republic Services, Inc.	28,862	2,500,604
Waste Connections, Inc.	56,329	5,383,926
		7,884,530
Industrial conglomerates – 4.3%
General Electric Company	924,704	9,709,392
Roper Technologies, Inc.	21,348	7,818,918
		17,528,310
Machinery – 2.1%
Fortive Corp.	105,949	8,636,962
Professional services – 0.3%
Equifax, Inc.	9,322	1,260,707
		35,310,509
Information technology – 15.0%
Electronic equipment, instruments and components – 1.8%
TE Connectivity, Ltd.	74,928	7,176,596
IT services – 6.2%
Fiserv, Inc. (B)	127,266	11,601,569
Global Payments, Inc.	19,400	3,106,522
Visa, Inc., Class A (A)	61,473	10,668,639
		25,376,730
Semiconductors and semiconductor equipment – 3.5%
Maxim Integrated Products, Inc.	89,345	5,344,618
Texas Instruments, Inc. (A)	79,382	9,109,878
		14,454,496
Software – 3.5%
Microsoft Corp.	105,600	14,146,175
		61,153,997
Materials – 0.2%
Chemicals – 0.2%
DuPont de Nemours, Inc. (B)	10,358	777,575
Real estate – 0.5%
Equity real estate investment trusts – 0.5%
American Tower Corp.	10,700	2,187,615
Utilities – 5.8%
Electric utilities – 4.1%
American Electric Power Company, Inc.	60,047	5,284,736
Eversource Energy	50,537	3,828,683
NextEra Energy, Inc.	13,556	2,777,082
Xcel Energy, Inc.	82,892	4,931,245
		16,821,746
Multi-utilities – 1.0%
NiSource, Inc.	140,551	4,047,869
Water utilities – 0.7%
American Water Works Company, Inc.	23,912	2,773,792
		23,643,407
TOTAL COMMON STOCKS (Cost $197,376,062)		$247,043,520
PREFERRED SECURITIES – 5.8%
Financials – 1.7%
Banks – 1.6%
JPMorgan Chase & Co., 5.750%	25,000	673,000
U.S. Bancorp, 5.500% (C)	19,000	492,860
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (C)	14,000	375,200
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Banks (continued)
Wells Fargo & Company, Series L, 7.500%	3,702	$5,050,268
		6,591,328
Capital markets – 0.1%
State Street Corp., 6.000%	2,346	59,471
The Charles Schwab Corp., 5.950%	1,000	26,350
The Charles Schwab Corp., 6.000%	15,000	390,900
		476,721
		7,068,049
Health care – 1.8%
Health care equipment and supplies – 0.9%
Becton, Dickinson and Company, 6.125%	55,574	3,440,586
Life sciences tools and services – 0.9%
Avantor, Inc., 6.250%	56,084	3,708,835
		7,149,421
Industrials – 0.3%
Machinery – 0.3%
Fortive Corp., 5.000%	1,082	1,114,446
Utilities – 2.0%
Electric utilities – 1.0%
Alabama Power Company, 5.000%	10,000	255,400
American Electric Power Company, Inc., 6.125%	10,402	556,611
Duke Energy Corp., 5.625%	40,000	1,068,800
SCE Trust II, 5.100%	1,920	43,296
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	20,615	504,037
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%) (C)	30,000	727,500
SCE Trust V (5.450% to 3-15-26, then 3 month LIBOR + 3.790%)	8,000	193,760
SCE Trust VI, 5.000%	25,000	562,250
		3,911,654
Multi-utilities – 1.0%
CMS Energy Corp., 5.875%	50,000	1,332,500
CMS Energy Corp., 5.875%	50,000	1,326,500
DTE Energy Company, 5.250% (C)	35,000	898,100
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	25,000	656,250
		4,213,350
		8,125,004
TOTAL PREFERRED SECURITIES (Cost $21,284,014)		$23,456,920
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.3%
U.S. Government – 3.3%
U.S. Treasury Notes
2.375%, 02/29/2024	$2,200,000	2,260,930
2.500%, 01/31/2024	9,555,700	9,865,140
2.625%, 12/31/2023	1,365,700	1,416,487
		13,542,557
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,114,390)		$13,542,557
CORPORATE BONDS - 17.7%
Communication services - 5.4%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	266,000	266,582
5.000%, 02/01/2028 (D)	2,095,000	2,139,414
5.125%, 02/15/2023	253,000	256,997
5.125%, 05/01/2023 to 05/01/2027 (D)	1,741,000	1,796,793
5.250%, 03/15/2021 to 09/30/2022	820,000	829,755
5.750%, 09/01/2023 to 01/15/2024	677,000	692,069

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
CCO Holdings LLC (continued)
5.875%, 04/01/2024 (D)	$25,000	$26,125
Charter Communications Operating LLC 3.579%, 07/23/2020	150,000	151,324
Comcast Corp.
3.300%, 10/01/2020	690,000	699,118
3.450%, 10/01/2021	310,000	318,900
Comcast Corp. (3 month LIBOR + 0.330%) 2.922%, 10/01/2020 (E)	335,000	335,612
Comcast Corp. (3 month LIBOR + 0.440%) 3.032%, 10/01/2021 (E)	265,000	266,036
Level 3 Financing, Inc. 5.375%, 08/15/2022	400,000	400,500
Netflix, Inc.
4.375%, 11/15/2026	1,260,000	1,288,728
4.875%, 04/15/2028	2,995,000	3,096,081
5.375%, 02/01/2021	25,000	25,844
5.500%, 02/15/2022	80,000	84,100
5.875%, 02/15/2025 to 11/15/2028	3,375,000	3,734,659
6.375%, 05/15/2029 (D)	1,405,000	1,596,853
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (D)	345,000	345,863
4.625%, 05/15/2023 (D)	85,000	85,850
6.000%, 07/15/2024 (D)	465,000	477,904
T-Mobile USA, Inc. 6.000%, 03/01/2023	165,000	168,713
Unitymedia GmbH 6.125%, 01/15/2025 (D)	775,000	806,194
Verizon Communications, Inc. 3.125%, 03/16/2022	475,000	486,742
Verizon Communications, Inc. (3 month LIBOR + 1.000%) 3.410%, 03/16/2022 (E)	475,000	482,173
Virgin Media Secured Finance PLC 5.250%, 01/15/2021	325,000	338,894
Zayo Group LLC 5.750%, 01/15/2027 (D)	936,000	952,380
		22,150,203
Consumer discretionary - 2.3%
Amazon.com, Inc. 2.600%, 12/05/2019	465,000	465,568
Aptiv PLC 4.350%, 03/15/2029	80,000	84,272
AutoZone, Inc. 2.500%, 04/15/2021	155,000	155,321
Cedar Fair LP 5.375%, 06/01/2024 to 04/15/2027	1,155,000	1,192,653
Dollar Tree, Inc. (3 month LIBOR + 0.700%) 3.288%, 04/17/2020 (E)	135,000	135,016
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	205,000	208,075
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	1,642,000	1,683,050
5.000%, 06/01/2024 (D)	432,000	446,040
5.250%, 06/01/2026 (D)	530,000	555,832
Marriott International, Inc. (3 month LIBOR + 0.650%) 3.103%, 03/08/2021 (E)	135,000	135,369
New Red Finance, Inc. 4.625%, 01/15/2022 (D)	330,000	330,000
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Service Corp. International 5.375%, 05/15/2024	$250,000	$257,188
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	170,000	172,550
5.500%, 04/15/2027 (D)	65,000	67,600
The Home Depot, Inc. 3.250%, 03/01/2022	200,000	206,341
The Home Depot, Inc. (3 month LIBOR + 0.310%) 2.830%, 03/01/2022 (E)	235,000	235,409
Yum! Brands, Inc.
3.750%, 11/01/2021	950,000	954,750
3.875%, 11/01/2020 to 11/01/2023	1,027,000	1,035,292
5.300%, 09/15/2019	182,000	182,455
5.350%, 11/01/2043	389,000	348,155
6.875%, 11/15/2037	367,000	386,268
		9,237,204
Consumer staples - 1.6%
Aramark Services, Inc. 5.000%, 04/01/2025 to 02/01/2028 (D)	710,000	723,881
B&G Foods, Inc. 4.625%, 06/01/2021	300,000	300,375
Conagra Brands, Inc. 3.800%, 10/22/2021	960,000	986,344
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 3.342%, 10/22/2020 (E)	170,000	170,027
Nestle Holdings, Inc. 3.100%, 09/24/2021 (D)	1,420,000	1,449,091
Philip Morris International, Inc.
2.000%, 02/21/2020	380,000	378,886
2.625%, 02/18/2022	470,000	473,810
Philip Morris International, Inc. (3 month LIBOR + 0.420%) 2.942%, 02/21/2020 (E)	255,000	255,336
Reckitt Benckiser Treasury Services PLC 2.375%, 06/24/2022 (D)	800,000	798,681
Reckitt Benckiser Treasury Services PLC (3 month LIBOR + 0.560%) 2.903%, 06/24/2022 (D)(E)	640,000	637,788
Unilever Capital Corp. 3.000%, 03/07/2022	225,000	229,964
		6,404,183
Energy - 0.3%
Enterprise Products Operating LLC 3.500%, 02/01/2022	335,000	343,797
NuStar Logistics LP 4.800%, 09/01/2020	175,000	177,625
Shell International Finance BV (3 month LIBOR + 0.450%) 2.985%, 05/11/2020 (E)	810,000	812,916
		1,334,338
Financials - 1.1%
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	139,928
2.750%, 01/30/2022	190,000	191,724
3.300%, 03/14/2023	65,000	66,893
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	550,000	565,675
8.250%, 11/15/2026 (D)	735,000	755,948
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (F)	435,000	446,219

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
State Street Corp. (5.625% to 12-15-23, then 3 month LIBOR + 2.539%) 12/15/2023 (F)	$712,000	$721,406
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (F)	375,000	373,391
The Bank of New York Mellon Corp. (4.950% to 6-20-20, then 3 month LIBOR + 3.420%) 06/20/2020 (F)	450,000	455,418
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (F)	525,000	534,188
U.S. Bancorp (5.300% to 4-15-27, then 3 month LIBOR + 2.914%) 04/15/2027 (F)	350,000	363,125
		4,613,915
Health care - 2.4%
Avantor, Inc.
6.000%, 10/01/2024 (D)	85,000	90,440
9.000%, 10/01/2025 (D)	1,090,000	1,215,350
Becton, Dickinson and Company
2.675%, 12/15/2019	416,000	416,126
2.894%, 06/06/2022	796,000	806,146
3.363%, 06/06/2024	420,000	433,661
Becton, Dickinson and Company (3 month LIBOR + 1.030%) 3.504%, 06/06/2022 (E)	400,000	402,676
Bristol-Myers Squibb Company 2.550%, 05/14/2021 (D)	975,000	983,097
Bristol-Myers Squibb Company (3 month LIBOR + 0.200%) 2.725%, 11/16/2020 (D)(E)	635,000	634,988
Centene Corp. 5.625%, 02/15/2021	130,000	132,438
Elanco Animal Health, Inc.
3.912%, 08/27/2021	416,000	424,899
4.272%, 08/28/2023	170,000	178,354
4.900%, 08/28/2028	400,000	446,515
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021 (D)	75,000	78,225
HCA Healthcare, Inc. 6.250%, 02/15/2021	175,000	183,313
HCA, Inc.
4.250%, 10/15/2019	485,000	486,964
6.500%, 02/15/2020	1,890,000	1,933,449
Hologic, Inc. 4.375%, 10/15/2025 (D)	287,000	290,946
Teleflex, Inc.
4.625%, 11/15/2027	360,000	370,350
4.875%, 06/01/2026	331,000	343,413
		9,851,350
Industrials - 1.2%
Caterpillar Financial Services Corp. 2.250%, 12/01/2019	225,000	224,864
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 05/10/2021	99,359	100,482
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	176,172	182,479
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2009-1 Class A Pass Through Trust 7.750%, 06/17/2021	$47,182	$48,107
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	895,000	858,538
Lennox International, Inc. 3.000%, 11/15/2023	90,000	90,337
Moog, Inc. 5.250%, 12/01/2022 (D)	16,000	16,280
Northrop Grumman Corp. 2.550%, 10/15/2022	430,000	432,331
Roper Technologies, Inc.
3.650%, 09/15/2023	420,000	437,298
4.200%, 09/15/2028	350,000	374,580
Sensata Technologies BV
4.875%, 10/15/2023 (D)	110,000	114,675
5.000%, 10/01/2025 (D)	325,000	338,813
5.625%, 11/01/2024 (D)	90,000	96,975
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	200,000	212,500
Trinity Acquisition PLC 4.400%, 03/15/2026	270,000	287,077
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	123,299	134,187
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	15,551	16,605
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	52,376	55,519
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	171,824	179,590
US Airways 2013-1 Class B Pass Through Trust 5.375%, 05/15/2023	55,911	58,086
Welbilt, Inc. 9.500%, 02/15/2024	342,000	370,215
Xylem, Inc.
3.250%, 11/01/2026	75,000	75,488
4.875%, 10/01/2021	60,000	62,950
		4,767,976
Information technology - 1.1%
Amphenol Corp. 2.200%, 04/01/2020	285,000	284,386
Apple, Inc. 1.500%, 09/12/2019	1,160,000	1,157,936
Fiserv, Inc.
2.700%, 06/01/2020	580,000	581,143
3.800%, 10/01/2023	240,000	252,663
Solera LLC 10.500%, 03/01/2024 (D)	2,015,000	2,178,719
		4,454,847
Materials - 0.6%
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	440,000	448,250
5.750%, 10/15/2020	1,322,832	1,326,139
6.875%, 02/15/2021	301,487	302,241

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) 6.097%, 07/15/2021 (D)(E)	$195,000	$195,000
		2,271,630
Real estate - 0.9%
American Tower Corp. 3.300%, 02/15/2021	320,000	323,905
Crown Castle International Corp.
4.875%, 04/15/2022	400,000	425,285
5.250%, 01/15/2023	950,000	1,034,055
Equinix, Inc. 5.375%, 01/01/2022 to 04/01/2023	227,000	232,269
SBA Communications Corp.
4.000%, 10/01/2022	400,000	405,500
4.875%, 07/15/2022	1,010,000	1,021,363
		3,442,377
Utilities - 0.8%
American Electric Power Company, Inc. 3.650%, 12/01/2021	75,000	77,324
Berkshire Hathaway Energy Company 2.400%, 02/01/2020	260,000	259,888
Dominion Energy, Inc. 2.962%, 07/01/2019	65,000	65,000
DTE Energy Company 3.700%, 08/01/2023	200,000	208,402
Edison International 2.125%, 04/15/2020	175,000	174,221
Eversource Energy
2.750%, 03/15/2022	275,000	278,211
2.900%, 10/01/2024	160,000	162,555
3.800%, 12/01/2023	125,000	131,836
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/2022	225,000	228,828
NiSource, Inc.
3.490%, 05/15/2027	585,000	604,853
4.375%, 05/15/2047	430,000	459,369
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	575,000	560,625
Wisconsin Public Service Corp. 3.350%, 11/21/2021	200,000	205,187
		3,416,299
TOTAL CORPORATE BONDS (Cost $70,082,268)		$71,944,322
TERM LOANS (G) – 5.2%
Communication services – 0.3%
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.902%, 02/01/2024	425,000	414,588
Zayo Group LLC, 2017 Incremental Term Loan (1 month LIBOR + 2.250%) 4.652%, 01/19/2024	425,000	424,516
Zayo Group LLC, 2017 Term Loan B1 (1 month LIBOR + 2.000%) 4.402%, 01/19/2021	233,211	232,956
		1,072,060
Consumer staples – 0.0%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 4.402%, 01/26/2024	29,858	29,694
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Financials – 1.0%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 5.586%, 04/25/2025	$2,892,195	$2,817,576
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%) 6.152%, 10/01/2025	1,383,050	1,340,258
		4,157,834
Health care – 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.750%) 5.152%, 03/01/2024	701,185	695,316
NVA Holdings, Inc., Term Loan B3 (1 month LIBOR + 2.750%) 5.152%, 02/02/2025	331,247	330,693
		1,026,009
Industrials – 0.3%
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%) 4.402%, 06/19/2025	569,250	567,400
Trans Union LLC, Term Loan A2 (1 month LIBOR + 1.750%) 4.152%, 08/09/2022	800,365	797,612
		1,365,012
Information technology – 3.2%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 2.750%) 5.160%, 04/26/2024	419,561	413,372
First Data Corp., 2017 USD Term Loan (1 month LIBOR + 2.000%) 4.404%, 07/08/2022	1,402,396	1,400,657
First Data Corp., 2018 Term Loan A (1 month LIBOR + 1.500%) 3.904%, 10/26/2023	1,685,582	1,681,890
First Data Corp., 2024 USD Term Loan (1 month LIBOR + 2.000%) 4.404%, 04/26/2024	6,504,600	6,496,534
Gartner, Inc., 2016 Term Loan A (1 month LIBOR + 1.500%) 3.902%, 03/20/2022	99,498	99,498
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%) 5.579%, 11/01/2023	1,632,678	1,628,401
The Ultimate Software Group, Inc., Term Loan B (3 month LIBOR + 3.750%) 6.080%, 05/04/2026	165,000	165,206
Worldpay LLC, 2018 1st Lien Term Loan B4 (1 week and 1 month LIBOR + 1.750%) 4.144%, 08/09/2024	860,265	859,336
Worldpay LLC, 2018 Term Loan A5 (1 week and 1 month LIBOR + 1.500%) 3.891%, 01/16/2023	351,809	351,179
		13,096,073
Materials – 0.1%
Berry Global, Inc., 2018 Term Loan S (3 month LIBOR + 1.750%) 4.162%, 02/08/2020	147,857	147,646

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Materials (continued)
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 4.383%, 10/20/2024	$229,072	$224,908
		372,554
TOTAL TERM LOANS (Cost $21,262,211)		$21,119,236
ASSET BACKED SECURITIES - 0.3%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	510,900	530,559
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (D)	485,100	499,561
Wendy's Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048 (D)	328,005	329,888
TOTAL ASSET BACKED SECURITIES (Cost $1,311,258)		$1,360,008
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on Conagra Brands, Inc. (Expiration Date: 1-17-20; Strike Price: $25.00; Counterparty: Citigroup Global Markets, Inc.; Notional Amount: 24,200) (B)	242	74,450
TOTAL PURCHASED OPTIONS (Cost $33,901)		$74,450
SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust, 2.4614% (H)(I)	90,255	903,214
TOTAL SECURITIES LENDING COLLATERAL (Cost $903,256)		$903,214
SHORT-TERM INVESTMENTS – 7.5%
Money market funds – 7.0%
T. Rowe Price Government Reserve Fund, 2.4372% (H)	28,415,360	28,415,360
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $2,030,220 on 7-1-19, collateralized by $2,055,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $2,072,856, including interest)	$2,030,000	$2,030,000
TOTAL SHORT-TERM INVESTMENTS (Cost $30,445,360)		$30,445,360
Total Investments (Capital Appreciation Value Trust) (Cost $355,812,720) – 100.7%		$409,889,587
Other assets and liabilities, net – (0.7%)		(2,856,439)
TOTAL NET ASSETS – 100.0%		$407,033,148
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-19.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	The rate shown is the annualized seven-day yield as of 6-30-19.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

GSI	Alphabet, Inc., Class A	USD	1,270.00	Jan 2020	2	200	$ 10,474	$ (3,631)
GSI	Alphabet, Inc., Class A	USD	1,300.00	Jan 2020	2	200	8,472	(2,705)
GSI	Alphabet, Inc., Class A	USD	1,350.00	Jan 2020	2	200	5,796	(1,610)
CITI	Alphabet, Inc., Class C	USD	1,300.00	Jan 2020	20	2,000	97,382	(25,820)
CITI	Alphabet, Inc., Class C	USD	1,340.00	Jan 2020	5	500	40,113	(4,398)
CITI	Alphabet, Inc., Class C	USD	1,350.00	Jan 2020	7	700	26,579	(5,592)
CITI	Alphabet, Inc., Class C	USD	1,365.00	Jan 2020	17	1,700	49,611	(11,757)
CITI	Alphabet, Inc., Class C	USD	1,400.00	Jan 2020	5	500	31,273	(2,475)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2020	4	400	17,036	(796)
CITI	Amazon.com, Inc.	USD	1,800.00	Jan 2020	4	400	74,944	(86,712)
CITI	Amazon.com, Inc.	USD	2,000.00	Jan 2020	1	100	11,608	(11,339)
CITI	Amazon.com, Inc.	USD	2,025.00	Jan 2020	1	100	10,908	(10,348)
CITI	Amazon.com, Inc.	USD	2,100.00	Jan 2020	1	100	8,958	(7,758)
CITI	Amazon.com, Inc.	USD	2,300.00	Jan 2020	6	600	63,568	(19,729)
CSFB	Amazon.com, Inc.	USD	2,500.00	Jan 2020	2	200	24,705	(2,530)
CSFB	Amazon.com, Inc.	USD	2,600.00	Jan 2020	2	200	20,545	(1,529)
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Amazon.com, Inc.	USD	2,700.00	Jan 2020	3	300	$ 25,663	$ (1,365)
CITI	American Electric Power Company, Inc.	USD	82.50	Jan 2020	35	3,500	11,162	(26,996)
CITI	American Electric Power Company, Inc.	USD	85.00	Jan 2020	158	15,800	22,372	(94,926)
CITI	American Electric Power Company, Inc.	USD	95.00	Jan 2020	112	11,200	19,583	(16,902)
CSFB	American Tower Corp.	USD	170.00	Jan 2020	28	2,800	29,962	(106,181)
CITI	American Tower Corp.	USD	175.00	Jan 2020	20	2,000	14,804	(67,219)
CSFB	American Tower Corp.	USD	175.00	Jan 2020	59	5,900	46,011	(198,297)
CITI	Anthem, Inc.	USD	300.00	Jan 2020	14	1,400	25,438	(19,921)
CITI	Anthem, Inc.	USD	310.00	Jan 2020	14	1,400	19,838	(15,020)
CITI	Anthem, Inc.	USD	330.00	Jan 2020	28	2,800	46,196	(15,983)
CITI	Danaher Corp.	USD	150.00	Jan 2020	19	1,900	4,986	(11,135)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2020	55	5,500	53,904	(83,711)
JPM	Facebook, Inc., Class A	USD	220.00	Jan 2020	94	9,400	39,695	(76,345)
CSFB	Fiserv, Inc.	USD	95.00	Dec 2019	47	4,700	11,557	(21,769)
CITI	Hilton Worldwide Holdings, Inc.	USD	95.00	Jan 2020	46	4,600	20,155	(38,369)
CITI	Hilton Worldwide Holdings, Inc.	USD	97.50	Jan 2020	45	4,500	15,625	(31,027)
CITI	McDonald's Corp.	USD	195.00	Jan 2020	26	2,600	26,124	(47,832)
CSFB	McDonald's Corp.	USD	195.00	Jan 2020	11	1,100	8,330	(20,236)
CITI	McDonald's Corp.	USD	200.00	Jan 2020	26	2,600	21,564	(38,936)
CSFB	McDonald's Corp.	USD	200.00	Jan 2020	10	1,000	6,156	(14,975)
CITI	Microsoft Corp.	USD	120.00	Jan 2020	52	5,200	32,259	(94,473)
CITI	Microsoft Corp.	USD	125.00	Jan 2020	92	9,200	52,428	(134,087)
CSFB	Microsoft Corp.	USD	125.00	Jan 2020	112	11,200	51,752	(163,237)
CITI	Microsoft Corp.	USD	130.00	Jan 2020	93	9,300	40,327	(105,747)
CSFB	Microsoft Corp.	USD	130.00	Jan 2020	26	2,600	8,601	(29,564)
RBC	Microsoft Corp.	USD	130.00	Jan 2020	87	8,700	24,886	(98,924)
CITI	Microsoft Corp.	USD	135.00	Jan 2020	95	9,500	55,753	(81,729)
CITI	Microsoft Corp.	USD	140.00	Jan 2020	132	13,200	61,494	(83,180)
CSFB	NextEra Energy, Inc.	USD	195.00	Jan 2020	17	1,700	5,933	(27,359)
CSFB	NextEra Energy, Inc.	USD	200.00	Jan 2020	118	11,800	51,429	(151,134)
CITI	S&P Global, Inc.	USD	220.00	Jan 2020	40	4,000	38,649	(76,752)
CITI	S&P Global, Inc.	USD	230.00	Jan 2020	39	3,900	22,590	(51,193)
JPM	Texas Instruments, Inc.	USD	120.00	Jan 2020	39	3,900	9,972	(24,332)
RBC	Texas Instruments, Inc.	USD	125.00	Jan 2020	180	18,000	59,307	(79,088)
GSI	Texas Instruments, Inc.	USD	130.00	Jan 2020	8	800	5,806	(2,390)
JPM	Texas Instruments, Inc.	USD	130.00	Jan 2020	86	8,600	33,214	(25,697)
CITI	UnitedHealth Group, Inc.	USD	270.00	Jan 2020	16	1,600	23,645	(10,863)
GSI	UnitedHealth Group, Inc.	USD	270.00	Jan 2020	24	2,400	26,606	(16,294)
CITI	UnitedHealth Group, Inc.	USD	280.00	Jan 2020	16	1,600	17,519	(7,079)
CITI	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	20	2,000	36,340	(5,561)
GSI	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	9	900	16,471	(2,503)
CITI	UnitedHealth Group, Inc.	USD	300.00	Jan 2020	28	2,800	41,111	(4,742)
GSI	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	2	200	1,729	(201)
JPM	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	69	6,900	58,002	(6,925)
CSFB	Visa, Inc., Class A	USD	150.00	Jan 2020	33	3,300	30,571	(91,316)
CSFB	Visa, Inc., Class A	USD	155.00	Jan 2020	33	3,300	24,835	(74,916)
CSFB	Visa, Inc., Class A	USD	160.00	Jan 2020	54	5,400	37,267	(101,760)
CSFB	Visa, Inc., Class A	USD	165.00	Jan 2020	45	4,500	22,482	(68,988)
CSFB	Visa, Inc., Class A	USD	170.00	Jan 2020	45	4,500	23,584	(58,587)
GSI	Visa, Inc., Class A	USD	170.00	Jan 2020	44	4,400	25,609	(57,285)
CSFB	Visa, Inc., Class A	USD	175.00	Jan 2020	44	4,400	15,827	(44,430)
GSI	Visa, Inc., Class A	USD	175.00	Jan 2020	107	10,700	50,969	(108,047)
GSI	Visa, Inc., Class A	USD	180.00	Jan 2020	36	3,600	23,789	(27,362)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2020	51	5,100	18,517	(67,710)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2020	148	14,800	33,814	(140,500)
MLI	Yum! Brands, Inc.	USD	105.00	Jan 2020	45	4,500	10,840	(42,719)
CITI	Yum! Brands, Inc.	USD	120.00	Jan 2020	28	2,800	4,488	(5,694)
CITI	Yum! Brands, Inc.	USD	125.00	Jan 2020	29	2,900	2,222	(2,786)
							$2,071,734	$(3,321,028)
Derivatives Currency Abbreviations
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Derivatives Abbreviations
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
OTC	Over-the-counter
RBC	Royal Bank of Canada

See Notes to financial statements regarding investment transactions and other derivatives information.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.0%
Brazil - 6.2%
Alliar Medicos A Frente SA	3,300	$12,392
Banco do Brasil SA	78,883	1,108,074
Banco Santander Brasil SA	10,106	119,642
BrasilAgro - Co Brasileira de Propriedades Agricolas	6,700	28,964
Camil Alimentos SA	10,600	19,820
Construtora Tenda SA	1,924	11,975
Cosan SA	13,942	167,560
CSU Cardsystem SA	9,300	15,476
Duratex SA	58,785	180,950
Enauta Participacoes SA	16,860	56,113
Fras-Le SA	8,800	10,954
Gerdau SA	12,229	39,808
International Meal Company Alimentacao SA	26,600	54,725
Iochpe Maxion SA	11,411	66,298
JHSF Participacoes SA	56,500	42,376
Kroton Educacional SA	168,446	481,218
LOG Commercial Properties e Participacoes SA	2,004	10,401
MRV Engenharia e Participacoes SA	27,789	141,624
Petroleo Brasileiro SA	428,703	3,351,519
Restoque Comercio e Confeccoes de Roupas SA	2,875	18,343
Santos Brasil Participacoes SA	14,200	16,123
Sao Carlos Empreendimentos e Participacoes SA	5,205	43,362
SLC Agricola SA	5,600	25,769
Springs Global Participacoes SA (A)	5,600	13,475
Suzano SA, ADR (B)	8,106	138,045
Trisul SA	10,900	18,678
Tupy SA	9,951	54,135
Usinas Siderurgicas de Minas Gerais SA	23,738	64,909
Vale SA	554,256	7,479,667
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,359	45,792
		13,838,187
Chile - 1.4%
Besalco SA	17,227	16,270
CAP SA	12,755	146,180
Cementos BIO BIO SA	16,447	22,330
Cencosud SA	267,239	524,520
Cia Pesquera Camanchaca SA	214,992	21,413
Cristalerias de Chile SA	16,079	126,520
Empresa Nacional de Telecomunicaciones SA (A)	26,364	268,462
Empresas CMPC SA	142,931	392,329
Empresas COPEC SA	26,706	292,589
Empresas Hites SA	46,731	31,157
Empresas La Polar SA (A)	523,701	16,261
Enel Americas SA	2,204,025	388,715
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Grupo Security SA	147,513	$60,231
Itau CorpBanca	13,647,128	113,950
Masisa SA (A)	932,881	60,974
PAZ Corp. SA	45,809	65,236
Ripley Corp. SA	172,249	137,268
Salfacorp SA	79,291	100,046
Sigdo Koppers SA	50,989	95,563
SMU SA	43,046	11,598
Sociedad Matriz SAAM SA	1,328,480	131,353
Socovesa SA	135,739	72,414
Vina Concha y Toro SA	9,318	19,733
		3,115,112
China - 11.3%
361 Degrees International, Ltd.	140,000	27,809
Agile Group Holdings, Ltd.	93,000	124,492
Agricultural Bank of China, Ltd., H Shares	1,467,000	613,980
Air China, Ltd., H Shares	116,000	116,639
Aluminum Corp. of China, Ltd., H Shares (A)	200,000	71,039
Angang Steel Company, Ltd., H Shares	85,800	39,146
Anton Oilfield Services Group	238,000	31,521
Asia Cement China Holdings Corp.	53,500	85,779
AVIC International Holdings, Ltd., H Shares (A)	46,000	23,648
BAIC Motor Corp., Ltd., H Shares (C)	113,000	70,913
Bank of China, Ltd., H Shares	3,675,694	1,551,029
Bank of Chongqing Company, Ltd., H Shares	69,500	41,009
Bank of Communications Company, Ltd., H Shares	354,876	269,467
Baoye Group Company, Ltd., H Shares (A)	54,000	37,787
BBMG Corp., H Shares	112,000	35,966
Beijing Capital International Airport Company, Ltd., H Shares	38,000	33,302
Beijing North Star Company, Ltd., H Shares	132,000	49,724
Boyaa Interactive International, Ltd.	63,000	11,765
BYD Electronic International Company, Ltd.	26,000	37,203
Cabbeen Fashion, Ltd.	40,000	10,239
Central China Real Estate, Ltd.	147,732	65,266
Changshouhua Food Company, Ltd.	30,000	11,723
Chaowei Power Holdings, Ltd.	145,000	54,201
Cheetah Mobile, Inc., ADR (A)	2,094	7,434
China Aoyuan Group, Ltd.	47,000	66,077
China BlueChemical, Ltd., H Shares	158,000	43,101
China Cinda Asset Management Company, Ltd., H Shares	419,000	96,560
China CITIC Bank Corp., Ltd., H Shares	376,775	214,570
China Coal Energy Company, Ltd., H Shares	74,000	30,817

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Communications Construction Company, Ltd., H Shares	267,000	$238,643
China Communications Services Corp., Ltd., H Shares	93,200	72,279
China Construction Bank Corp., H Shares	6,306,000	5,435,796
China Dili Group (A)(B)	304,600	92,852
China Dongxiang Group Company, Ltd.	530,000	65,159
China Eastern Airlines Corp., Ltd., H Shares (A)	78,000	45,826
China Electronics Optics Valley Union Holding Company, Ltd.	404,000	30,516
China Energy Engineering Corp., Ltd., H Shares	292,000	35,501
China Everbright Bank Company, Ltd., H Shares	119,000	54,548
China Galaxy Securities Company, Ltd., H Shares	97,500	57,845
China Harmony New Energy Auto Holding, Ltd.	105,500	35,699
China Hongqiao Group, Ltd.	249,000	175,628
China Huarong Asset Management Company, Ltd., H Shares (C)	602,000	104,851
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	49,455
China International Capital Corp., Ltd., H Shares (C)	31,600	63,784
China Lesso Group Holdings, Ltd.	91,000	73,124
China Machinery Engineering Corp., H Shares	106,000	47,740
China Minsheng Banking Corp., Ltd., H Shares (B)	277,900	192,420
China National Building Material Company, Ltd., H Shares	245,450	214,713
China Oilfield Services, Ltd., H Shares	60,000	59,525
China Oriental Group Company, Ltd.	56,000	32,778
China Petroleum & Chemical Corp., ADR	15,616	1,065,011
China Petroleum & Chemical Corp., H Shares	624,000	425,081
China Railway Construction Corp., Ltd., H Shares	119,665	146,609
China Railway Group, Ltd., H Shares	187,000	142,218
China Reinsurance Group Corp., H Shares	193,000	34,357
China Resources Medical Holdings Company, Ltd.	14,000	10,215
China Rundong Auto Group, Ltd. (A)(C)	26,000	1,931
China Sanjiang Fine Chemicals Company, Ltd.	105,000	22,474
China SCE Group Holdings, Ltd.	140,200	67,569
China Shenhua Energy Company, Ltd., H Shares	252,000	527,831
China Shineway Pharmaceutical Group, Ltd.	12,000	10,881
China Southern Airlines Company, Ltd., H Shares	116,000	80,597
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	28,204
China XLX Fertiliser, Ltd.	115,000	33,978
China ZhengTong Auto Services Holdings, Ltd.	62,000	25,757
China Zhongwang Holdings, Ltd.	106,400	53,648
Chongqing Rural Commercial Bank Company, Ltd., H Shares	136,000	73,983
CIFI Holdings Group Company, Ltd. (B)	152,000	100,158
CNOOC, Ltd.	1,465,000	2,498,944
Cogobuy Group (A)(C)	74,000	20,014
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	50,000	$29,540
CT Environmental Group, Ltd. (A)(D)	164,000	6,424
Dalian Port PDA Company, Ltd., H Shares	323,400	42,706
Dongfeng Motor Group Company, Ltd., H Shares (B)	110,000	90,196
Dongyue Group, Ltd.	81,000	49,817
E-Commodities Holdings, Ltd.	348,000	22,767
Everbright Securities Company, Ltd., H Shares (C)	25,600	19,829
Evergreen International Holdings, Ltd. (A)	122,000	6,718
Fosun International, Ltd.	373,960	497,894
Fufeng Group, Ltd. (A)	334,200	182,758
Genertec Universal Medical Group Company, Ltd. (C)	27,000	21,598
GF Securities Company, Ltd., H Shares	39,000	46,401
GOME Retail Holdings, Ltd. (A)	1,349,000	145,119
Grand Baoxin Auto Group, Ltd. (A)	69,500	28,762
Great Wall Motor Company, Ltd., H Shares (B)	174,500	125,027
Greentown China Holdings, Ltd.	57,500	40,958
Guangshen Railway Company, Ltd., ADR	3,552	60,739
Guangzhou Automobile Group Company, Ltd., H Shares	86,000	91,889
Guangzhou R&F Properties Company, Ltd., H Shares (B)	54,800	105,462
Guorui Properties, Ltd.	84,000	16,238
Haitong Securities Company, Ltd., H Shares	110,400	123,839
Harbin Bank Company, Ltd., H Shares (A)(C)	203,000	42,356
Hilong Holding, Ltd.	119,000	12,998
Honworld Group, Ltd. (C)	56,000	27,812
Hopefluent Group Holdings, Ltd.	46,000	13,387
Huaneng Renewables Corp., Ltd., H Shares	350,000	96,363
Huatai Securities Company, Ltd., H Shares (B)(C)	40,000	68,851
Huishang Bank Corp., Ltd., H Shares	91,300	36,793
Hydoo International Holding, Ltd. (A)	388,000	17,134
Industrial & Commercial Bank of China, Ltd., H Shares	3,793,000	2,768,592
Inner Mongolia Yitai Coal Company, Ltd., H Shares	14,200	11,942
Jiangxi Copper Company, Ltd., H Shares	43,000	57,307
JinkoSolar Holding Company, Ltd., ADR (A)(B)	3,756	81,468
Kaisa Group Holdings, Ltd. (A)	235,000	116,096
Kangda International Environmental Company, Ltd. (A)(C)	209,000	24,606
KWG Group Holdings, Ltd. (B)	58,513	59,448
Legend Holdings Corp., H Shares (C)	76,600	180,773
Lonking Holdings, Ltd.	190,000	50,648
Maanshan Iron & Steel Company, Ltd., H Shares	112,000	44,538
Maoye International Holdings, Ltd.	426,000	29,446
Metallurgical Corp. of China, Ltd., H Shares	185,000	49,478
Modern Land China Company, Ltd. (B)	176,400	25,526
NVC Lighting Holding, Ltd. (A)	267,000	22,245
Orient Securities Company, Ltd., H Shares (C)	15,200	9,924
PetroChina Company, Ltd., H Shares	1,818,000	1,002,422
PICC Property & Casualty Company, Ltd., H Shares	360,000	388,439

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Poly Culture Group Corp., Ltd., H Shares	22,400	$22,678
Postal Savings Bank of China Company, Ltd., H Shares (C)	130,000	77,242
Powerlong Real Estate Holdings, Ltd.	122,000	60,990
Qingling Motors Company, Ltd., H Shares	128,000	32,615
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	11,800	10,343
Regal International Airport Group Company, Ltd.	17,000	12,145
Ronshine China Holdings, Ltd. (A)(B)	33,000	40,707
Sany Heavy Equipment International Holdings Company, Ltd.	156,000	56,383
Semiconductor Manufacturing International Corp. (A)	105,000	117,040
Semiconductor Manufacturing International Corp., ADR (A)(B)	7,675	42,151
Shandong Chenming Paper Holdings, Ltd., H Shares	42,500	18,677
Shanghai Electric Group Company, Ltd., H Shares	96,000	34,781
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	106,000	21,564
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares (B)	26,200	51,509
Shanghai Prime Machinery Company, Ltd., H Shares	222,000	27,841
Shenguan Holdings Group, Ltd. (A)	90,000	3,806
Shui On Land, Ltd.	171,461	39,782
Sihuan Pharmaceutical Holdings Group, Ltd.	177,000	39,951
Sino-Ocean Group Holding, Ltd.	151,473	64,429
Sinopec Engineering Group Company, Ltd., H Shares	58,500	49,581
Sinotrans, Ltd., H Shares	132,000	48,006
Sinotruk Hong Kong, Ltd.	42,000	72,771
SOHO China, Ltd.	103,500	36,592
Springland International Holdings, Ltd.	197,000	38,576
Sunshine 100 China Holdings, Ltd. (A)(C)	77,000	14,904
Tarena International, Inc., ADR (A)	2,100	5,250
Tenwow International Holdings, Ltd. (A)(D)	121,000	5,886
Tianneng Power International, Ltd. (B)	4,000	3,224
Trigiant Group, Ltd.	154,000	24,833
West China Cement, Ltd.	270,000	41,501
Xiamen International Port Company, Ltd., H Shares	330,000	44,418
Xingda International Holdings, Ltd.	195,505	55,084
Xingfa Aluminium Holdings, Ltd.	29,000	28,288
Xinyuan Real Estate Company, Ltd., ADR	3,210	13,418
Yanzhou Coal Mining Company, Ltd., H Shares	112,000	104,732
Yuzhou Properties Company, Ltd.	468,471	220,066
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	112,600	73,959
		25,069,344
Colombia - 0.4%
Almacenes Exito SA	31,665	164,360
Banco de Bogota SA	1,043	21,817
Cementos Argos SA	8,844	20,641
Corp. Financiera Colombiana SA (A)	2,529	19,596
Grupo Argos SA	71,473	384,778
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Colombia (continued)
Grupo de Inversiones Suramericana SA	32,912	$349,245
		960,437
Czech Republic - 0.3%
CEZ AS	30,169	729,075
Greece - 0.3%
Alpha Bank AE (A)	37,910	75,896
Ellaktor SA (A)	37,262	80,418
Eurobank Ergasias SA (A)	120,613	118,716
Hellenic Petroleum SA	3,100	32,585
Marfin Investment Group Holdings SA (A)	159,197	23,114
Mytilineos Holdings SA	4,129	47,667
National Bank of Greece SA (A)	48,169	131,956
Piraeus Bank SA (A)	33,087	115,333
		625,685
Hong Kong - 4.9%
Ajisen China Holdings, Ltd.	123,000	50,095
AMVIG Holdings, Ltd.	104,000	24,645
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
Asian Citrus Holdings, Ltd. (A)(D)	249,000	10,997
Beijing Enterprises Clean Energy Group, Ltd. (A)	600,000	8,373
Beijing Enterprises Holdings, Ltd.	22,000	111,831
Beijing Properties Holdings, Ltd. (A)	366,000	10,811
Brilliance China Automotive Holdings, Ltd. (B)	90,000	99,530
C C Land Holdings, Ltd.	240,126	55,652
Capital Environment Holdings, Ltd. (A)	1,184,000	33,393
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
Century Sunshine Group Holdings, Ltd. (A)	165,000	4,649
CGN New Energy Holdings Company, Ltd.	278,000	36,617
China Agri-Industries Holdings, Ltd.	104,300	33,545
China Everbright, Ltd.	46,000	67,991
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,405
China High Precision Automation Group, Ltd. (A)(D)	18,000	2,857
China Jinmao Holdings Group, Ltd.	172,000	104,623
China Longevity Group Company, Ltd. (A)(D)	93,000	4,893
China Lumena New Materials Corp. (A)(B)(D)	2,036,000	0
China Merchants Land, Ltd.	260,000	37,951
China Merchants Port Holdings Company, Ltd.	48,064	81,790
China Mobile, Ltd.	445,500	4,055,683
China New Town Development Company, Ltd.	810,165	18,752
China Oil & Gas Group, Ltd. (A)	1,020,000	50,355
China Overseas Grand Oceans Group, Ltd.	122,500	53,950
China Overseas Land & Investment, Ltd.	292,000	1,077,688
China Resources Cement Holdings, Ltd.	60,000	58,089
China Resources Land, Ltd.	118,000	519,529
China South City Holdings, Ltd.	340,000	50,034
China State Construction International Holdings, Ltd. (B)	118,000	121,205
China Taiping Insurance Holdings Company, Ltd.	80,600	215,906
China Travel International Investment Hong Kong, Ltd.	188,000	38,991
China Unicom Hong Kong, Ltd.	438,000	478,910

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Vast Industrial Urban Development Company, Ltd. (B)(C)	36,000	$14,988
Chu Kong Shipping Enterprises Group Company, Ltd.	86,000	17,608
CITIC Resources Holdings, Ltd.	488,000	38,767
CITIC, Ltd.	223,130	321,150
Clear Media, Ltd.	35,000	20,364
Concord New Energy Group, Ltd.	690,000	33,130
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	18,937
COSCO SHIPPING Ports, Ltd.	114,021	112,511
Dah Chong Hong Holdings, Ltd.	114,000	38,107
Dynasty Fine Wines Group, Ltd. (A)(D)	330,000	0
Far East Horizon, Ltd.	137,000	140,137
GCL New Energy Holdings, Ltd. (A)	1,230,000	47,230
GCL-Poly Energy Holdings, Ltd. (A)	717,000	39,517
Gemdale Properties & Investment Corp., Ltd.	778,000	92,674
Goldlion Holdings, Ltd.	75,000	28,818
Hi Sun Technology China, Ltd. (A)	375,000	60,494
HKC Holdings, Ltd.	29,206	18,933
Hopson Development Holdings, Ltd.	118,000	127,649
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,120,000	30,395
Jiayuan International Group, Ltd.	46,000	20,250
Joy City Property, Ltd.	328,000	41,142
Ju Teng International Holdings, Ltd.	158,000	38,046
Kingboard Holdings, Ltd.	43,130	120,124
Kingboard Laminates Holdings, Ltd.	53,500	49,087
Kunlun Energy Company, Ltd.	184,000	160,656
Lai Fung Holdings, Ltd.	11,200	12,623
Lee & Man Paper Manufacturing, Ltd.	95,000	66,464
Min Xin Holdings, Ltd.	24,000	13,368
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	272,000	44,618
New World Department Store China, Ltd. (A)	110,000	21,122
Nine Dragons Paper Holdings, Ltd.	156,000	138,447
Overseas Chinese Town Asia Holdings, Ltd.	52,000	18,868
Poly Property Group Company, Ltd.	139,453	51,105
Pou Sheng International Holdings, Ltd.	421,000	97,473
Seaspan Corp.	9,130	89,565
Shanghai Industrial Holdings, Ltd.	19,000	41,197
Shanghai Industrial Urban Development Group, Ltd.	271,000	52,043
Shanghai Zendai Property, Ltd. (A)	765,000	11,191
Shenzhen Investment, Ltd.	155,571	57,423
Shimao Property Holdings, Ltd.	177,500	540,764
Shougang Fushan Resources Group, Ltd.	84,000	18,291
Silver Grant International Holdings Group, Ltd. (A)	160,000	31,352
Sino Oil And Gas Holdings, Ltd. (A)	245,000	3,553
Sinopec Kantons Holdings, Ltd.	66,000	27,598
Skyworth Digital Holdings, Ltd.	78,000	20,987
TCL Electronics Holdings, Ltd.	35,600	17,198
Tian An China Investment Company, Ltd.	144,000	71,272
Tianjin Port Development Holdings, Ltd.	352,000	36,945
Tomson Group, Ltd.	167,714	48,313
Tongda Group Holdings, Ltd. (B)	230,000	17,644
Top Spring International Holdings, Ltd.	67,500	15,042
TPV Technology, Ltd.	105,684	31,962
Wasion Holdings, Ltd.	66,000	24,166
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Yuexiu Property Company, Ltd.	381,542	$86,475
		10,862,523
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	73,291	813,616
Richter Gedeon NYRT	4,439	81,862
		895,478
India - 13.2%
ACC, Ltd.	4,588	103,939
Adani Enterprises, Ltd.	59,067	128,235
Adani Gas, Ltd. (A)	81,215	199,381
Adani Green Energy, Ltd. (A)	76,295	49,500
Adani Transmission, Ltd. (A)	8,675	28,034
Aditya Birla Capital, Ltd. (A)	55,560	73,850
Allcargo Logistics, Ltd.	10,467	16,162
Ambuja Cements, Ltd.	47,396	146,132
Apar Industries, Ltd.	2,063	17,457
Apollo Tyres, Ltd.	28,578	82,782
Arvind Fashions, Ltd. (A)	6,229	62,311
Arvind, Ltd.	12,009	11,023
Aurobindo Pharma, Ltd.	3,668	32,323
Axis Bank, Ltd. (A)	83,305	976,946
Bajaj Holdings & Investment, Ltd.	10,070	525,942
Balmer Lawrie & Company, Ltd.	15,078	39,931
Balrampur Chini Mills, Ltd.	33,958	68,831
Bank of Baroda (A)	140,919	246,840
BEML, Ltd.	1,822	24,027
Bharat Electronics, Ltd.	59,808	97,665
Bharat Heavy Electricals, Ltd.	72,839	77,566
Bharti Airtel, Ltd.	254,603	1,278,067
Birla Corp., Ltd.	4,591	39,328
Birlasoft, Ltd.	13,384	16,745
Brigade Enterprises, Ltd.	8,646	32,578
BSE, Ltd.	831	7,346
Canara Bank (A)	9,205	37,869
Ceat, Ltd.	2,623	34,977
CG Power and Industrial Solutions, Ltd. (A)	58,203	24,002
Chambal Fertilizers & Chemicals, Ltd.	24,429	61,789
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	6,758
Cholamandalam Financial Holdings, Ltd.	7,575	51,206
Cipla, Ltd.	1,403	11,222
Container Corp. of India, Ltd.	4,848	39,879
Cox & Kings Financial Service, Ltd. (A)	15,714	1,252
Cox & Kings, Ltd.	24,940	13,281
Cyient, Ltd.	5,147	40,352
Dalmia Bharat, Ltd. (A)	1,993	30,199
DB Corp., Ltd.	6,129	17,046
DCB Bank, Ltd.	23,624	80,955
DCM Shriram, Ltd.	10,563	85,991
Dewan Housing Finance Corp., Ltd. (A)	11,383	11,977
Dishman Carbogen Amcis, Ltd. (A)	5,361	17,458
DLF, Ltd.	33,394	91,404
Dr. Reddy's Laboratories, Ltd.	13,052	485,240
Edelweiss Financial Services, Ltd.	46,814	115,277
EID Parry India, Ltd.	14,915	39,325
Essel Propack, Ltd.	33,792	64,010
Federal Bank, Ltd.	116,972	183,013
Finolex Industries, Ltd.	5,072	37,170
Fortis Healthcare, Ltd. (A)	97,990	184,617
Future Enterprises, Ltd. (A)	31,677	16,183
GAIL India, Ltd.	74,940	338,487
Gateway Distriparks, Ltd.	20,634	39,040
General Insurance Corp. of India (C)	4,300	13,538
GHCL, Ltd.	6,390	22,121
Glenmark Pharmaceuticals, Ltd.	3,096	19,849

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Granules India, Ltd.	24,247	$34,042
Grasim Industries, Ltd.	31,544	418,026
Gujarat Alkalies & Chemicals, Ltd.	3,130	23,599
Gujarat Ambuja Exports, Ltd.	7,910	19,305
Gujarat Fluorochemicals, Ltd.	5,323	70,572
Gujarat Mineral Development Corp., Ltd.	23,433	25,527
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	34,561
Gujarat Pipavav Port, Ltd.	15,449	19,533
Gujarat State Petronet, Ltd.	26,758	75,602
HBL Power Systems, Ltd.	18,476	6,064
HCL Technologies, Ltd.	3,346	51,670
HIL, Ltd.	588	13,759
Himachal Futuristic Communications, Ltd.	95,724	27,048
Himatsingka Seide, Ltd.	7,201	16,853
Hindalco Industries, Ltd.	94,380	283,257
HSIL, Ltd.	8,910	33,383
ICICI Bank, Ltd.	185,794	1,175,140
IDFC First Bank, Ltd.	126,067	79,279
IDFC, Ltd.	67,378	33,773
IIFL Finance, Ltd.	47,890	97,428
IIFL Securities, Ltd. (A)(D)	47,890	142,822
IIFL Wealth Management, Ltd. (A)(D)	6,841	9,428
Indiabulls Housing Finance, Ltd.	33,338	293,039
Indiabulls Real Estate, Ltd. (A)	41,734	68,796
Indian Bank (A)	13,953	52,778
Ingersoll Rand India, Ltd.	4,901	45,082
Ipca Laboratories, Ltd.	1,050	14,026
J Kumar Infraprojects, Ltd.	9,276	21,654
Jagran Prakashan, Ltd.	12,700	19,802
Jai Corp., Ltd.	10,722	16,011
Jain Irrigation Systems, Ltd.	32,039	11,886
Jaiprakash Associates, Ltd. (A)	207,878	9,347
JB Chemicals & Pharmaceuticals, Ltd.	8,851	48,079
Jindal Saw, Ltd.	29,627	35,691
Jindal Steel & Power, Ltd. (A)	43,530	89,533
JK Cement, Ltd.	3,406	49,314
JK Lakshmi Cement, Ltd.	6,513	31,995
JK Paper, Ltd.	18,859	33,230
JK Tyre & Industries, Ltd.	8,887	10,326
JM Financial, Ltd.	33,116	36,743
JMC Projects India, Ltd.	1,703	3,328
JSW Energy, Ltd. (A)	51,942	50,184
JSW Steel, Ltd.	103,888	416,241
Jubilant Life Sciences, Ltd.	11,603	86,687
Kalpataru Power Transmission, Ltd.	9,196	69,981
Kiri Industries, Ltd. (A)	2,637	19,470
Kirloskar Brothers, Ltd.	6,377	16,940
Kolte-Patil Developers, Ltd.	12,368	39,377
KPIT Technologies, Ltd. (A)	13,384	18,808
KPR Mill, Ltd.	4,780	42,826
L&T Finance Holdings, Ltd.	47,017	78,412
Laurus Labs, Ltd. (C)	2,865	13,975
LIC Housing Finance, Ltd.	34,587	280,091
Linde India, Ltd.	5,094	38,539
Lupin, Ltd.	20,583	224,479
Magma Fincorp, Ltd.	19,104	35,851
Maharashtra Scooters, Ltd.	619	41,305
Maharashtra Seamless, Ltd.	6,251	38,769
Mahindra & Mahindra Financial Services, Ltd.	26,794	149,958
Mahindra & Mahindra, Ltd.	70,840	672,700
Mahindra CIE Automotive, Ltd. (A)	17,673	59,060
Mahindra Lifespace Developers, Ltd.	9,555	54,249
Manappuram Finance, Ltd.	41,072	82,353
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Max India, Ltd. (A)	21,707	$21,394
MOIL, Ltd.	15,877	35,063
Mphasis, Ltd.	13,286	194,912
MRF, Ltd.	80	65,811
Muthoot Finance, Ltd.	5,997	56,036
Nagarjuna Fertilizers & Chemicals, Ltd. (A)	72,119	5,229
National Aluminium Company, Ltd.	86,920	62,228
Nava Bharat Ventures, Ltd.	28,327	38,431
NCC, Ltd.	25,675	36,194
Nilkamal, Ltd.	1,287	22,294
Oberoi Realty, Ltd. (A)	4,654	40,730
Omaxe, Ltd.	5,567	16,108
PC Jeweller, Ltd.	36,034	23,785
Persistent Systems, Ltd.	6,511	58,483
Phillips Carbon Black, Ltd.	7,735	12,996
Piramal Enterprises, Ltd.	6,745	190,191
PNB Housing Finance, Ltd. (C)	3,409	38,036
Polyplex Corp., Ltd.	2,563	19,122
Power Finance Corp., Ltd. (A)	90,707	176,682
Prestige Estates Projects, Ltd.	32,049	124,394
Procter & Gamble Health, Ltd.	1,896	112,761
PTC India, Ltd.	31,315	30,360
Punjab National Bank (A)	67,838	78,425
Rain Industries, Ltd.	22,684	33,094
Rajesh Exports, Ltd.	8,931	93,058
Rallis India, Ltd.	9,977	21,156
Ramco Industries, Ltd.	4,270	12,236
REC, Ltd.	51,812	123,866
Redington India, Ltd.	91,128	143,618
Reliance Capital, Ltd.	10,794	10,327
Reliance Home Finance, Ltd.	31,920	5,456
Reliance Industries, Ltd., GDR (A)(C)	258,707	9,352,609
Reliance Power, Ltd. (A)	105,791	6,359
Repco Home Finance, Ltd.	5,371	30,098
Sharda Cropchem, Ltd.	2,311	10,477
Shriram City Union Finance, Ltd.	2,480	58,021
Shriram Transport Finance Company, Ltd.	12,179	190,549
Sintex Plastics Technology, Ltd. (A)	15,484	1,582
Sobha, Ltd.	5,289	41,056
State Bank of India (A)	124,809	655,914
Steel Authority of India, Ltd. (A)	63,740	46,813
Strides Pharma Science, Ltd.	2,675	15,354
Sun Pharmaceutical Industries, Ltd.	62,022	360,828
Sunteck Realty, Ltd.	9,376	59,061
TAKE Solutions, Ltd.	7,707	13,955
Tamil Nadu Newsprint & Papers, Ltd.	8,715	22,910
Tata Chemicals, Ltd.	5,882	53,229
Tata Global Beverages, Ltd.	23,936	93,431
Tata Motors, Ltd. (A)	234,225	549,603
Tata Steel, Ltd.	45,303	331,338
Tech Mahindra, Ltd.	11,689	119,836
Techno Electric & Engineering Company, Ltd. (A)	7,028	27,528
The Anup Engineering, Ltd. (A)	1,153	7,939
The Great Eastern Shipping Company, Ltd.	12,279	47,017
The Indian Hotels Company, Ltd.	17,197	39,144
The Jammu & Kashmir Bank, Ltd. (A)	55,678	32,705
The Karnataka Bank, Ltd.	6,493	9,767
The Karur Vysya Bank, Ltd.	24,026	24,543
The KCP, Ltd.	9,336	11,330
The South Indian Bank, Ltd.	134,442	25,420
Time Technoplast, Ltd.	29,797	40,866
Tourism Finance Corp. of India, Ltd.	1,588	2,509
Transport Corp. of India, Ltd.	3,182	14,482

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Trident, Ltd.	17,105	$15,419
Tube Investments of India, Ltd.	8,264	45,968
TV18 Broadcast, Ltd. (A)	95,709	33,877
Uflex, Ltd.	7,789	27,285
Unichem Laboratories, Ltd.	6,860	16,963
VA Tech Wabag, Ltd.	7,507	33,665
Vardhman Textiles, Ltd.	3,223	49,522
Vedanta, Ltd., ADR	72,140	733,664
Vodafone Idea, Ltd. (A)	803,348	140,770
Welspun Corp., Ltd.	14,025	28,669
Welspun Enterprises, Ltd. (A)	9,451	18,204
Welspun India, Ltd.	12,315	10,161
Wipro, Ltd.	195,482	796,765
Wockhardt, Ltd. (A)	4,216	22,742
Yes Bank, Ltd.	196,614	308,877
		29,191,314
Indonesia - 2.7%
Adaro Energy Tbk PT	1,509,400	145,509
Alam Sutera Realty Tbk PT (A)	3,659,400	88,065
Aneka Tambang Tbk PT	938,306	56,219
Asahimas Flat Glass Tbk PT	62,500	22,626
Astra Agro Lestari Tbk PT	100,055	73,674
Astra International Tbk PT	20,800	10,971
Astra Otoparts Tbk PT	267,700	27,283
Astrindo Nusantara Infrastructure Tbk PT (A)	8,664,700	30,682
Bakrie Telecom Tbk PT (A)(D)	17,557,300	31,069
Bank Danamon Indonesia Tbk PT	489,694	166,378
Bank Mandiri Persero Tbk PT	1,884,440	1,069,889
Bank Negara Indonesia Persero Tbk PT	831,281	541,583
Bank Pan Indonesia Tbk PT (A)	966,897	88,978
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	284,100	34,002
Bank Pembangunan Daerah Jawa Timur Tbk PT	841,600	37,827
Bank Tabungan Negara Persero Tbk PT	376,361	65,566
Barito Pacific Tbk PT	969,400	220,361
Bekasi Fajar Industrial Estate Tbk PT	817,800	17,694
Berlian Laju Tanker Tbk PT (A)	16,708,166	59,133
BISI International Tbk PT	428,900	44,778
Blue Bird Tbk PT	5,500	1,102
Bumi Serpong Damai Tbk PT (A)	499,400	54,234
Ciputra Development Tbk PT	3,106,344	252,986
Delta Dunia Makmur Tbk PT (A)	610,700	22,244
Elnusa Tbk PT	742,600	19,923
Erajaya Swasembada Tbk PT	222,700	30,278
Gajah Tunggal Tbk PT (A)	721,700	36,513
Global Mediacom Tbk PT	2,570,400	68,026
Harum Energy Tbk PT	299,900	31,678
Indah Kiat Pulp & Paper Corp. Tbk PT	298,900	198,679
Indika Energy Tbk PT	225,300	26,832
Indo Tambangraya Megah Tbk PT	34,600	43,011
Indofood Sukses Makmur Tbk PT	483,100	240,232
Intiland Development Tbk PT	1,795,100	48,780
Japfa Comfeed Indonesia Tbk PT	499,770	54,856
Jaya Real Property Tbk PT	215,500	8,086
Kawasan Industri Jababeka Tbk PT (A)	5,590,099	125,025
KMI Wire & Cable Tbk PT	743,100	29,193
Krakatau Steel Persero Tbk PT (A)	540,000	15,979
Lippo Karawaci Tbk PT (A)	3,339,693	62,358
Malindo Feedmill Tbk PT	128,500	10,007
Medco Energi Internasional Tbk PT (A)	853,233	49,089
Media Nusantara Citra Tbk PT	718,600	52,911
Metrodata Electronics Tbk PT	233,100	20,476
MNC Investama Tbk PT (A)	12,659,200	71,661
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Modernland Realty Tbk PT (A)	3,297,400	$64,897
Pabrik Kertas Tjiwi Kimia Tbk PT	50,500	44,979
Pan Brothers Tbk PT	1,048,600	42,321
Paninvest Tbk PT (A)	660,500	64,514
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	192,700	15,281
PP Persero Tbk PT	292,600	45,752
Salim Ivomas Pratama Tbk PT (A)	1,429,500	35,415
Sampoerna Agro Tbk PT (A)	260,500	41,849
Sentul City Tbk PT (A)	3,615,400	32,762
Siloam International Hospitals Tbk PT (A)	161,400	53,734
Sri Rejeki Isman Tbk PT	1,260,900	30,194
Summarecon Agung Tbk PT	600,500	51,853
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	1,428,300	16,985
Timah Tbk PT	721,660	58,050
Tiphone Mobile Indonesia Tbk PT	773,100	33,121
Trias Sentosa Tbk PT (A)	1,792,200	50,791
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	884,800	53,251
Tunas Ridean Tbk PT	865,400	67,368
United Tractors Tbk PT	195,200	389,472
Vale Indonesia Tbk PT (A)	224,100	49,578
Visi Media Asia Tbk PT (A)	2,030,800	17,387
Waskita Beton Precast Tbk PT	1,406,800	39,847
Waskita Karya Persero Tbk PT	533,700	75,948
Wijaya Karya Beton Tbk PT	1,074,000	44,858
Wijaya Karya Persero Tbk PT	349,400	60,082
XL Axiata Tbk PT (A)	403,300	85,053
		5,971,788
Malaysia - 3.2%
AFFIN Bank BHD	221,474	113,620
AirAsia Group BHD	217,600	143,720
Alliance Bank Malaysia BHD	320,300	291,626
AMMB Holdings BHD	365,362	373,947
Batu Kawan BHD	3,100	12,536
Berjaya Assets BHD (A)	77,400	5,721
Berjaya Corp. BHD (A)	422,593	26,594
Berjaya Land BHD (A)	244,400	10,912
BIMB Holdings BHD	24,400	26,974
Borneo Oil BHD (A)	234,100	2,283
Boustead Holdings BHD	229,588	60,546
Boustead Plantations BHD	144,840	25,759
CIMB Group Holdings BHD	641,040	834,996
Coastal Contracts BHD (A)	86,000	19,269
Cypark Resources BHD	54,200	20,493
DRB-Hicom BHD	93,400	49,739
Eastern & Oriental BHD (A)	173,037	33,293
Eco World Development Group BHD (A)	261,500	52,529
Ekovest BHD	146,600	30,209
FGV Holdings BHD (A)	198,000	53,700
Gamuda BHD	32,200	29,267
Genting BHD	204,300	334,959
Genting Malaysia BHD (B)	189,000	148,304
Glomac BHD	106,040	9,882
HAP Seng Consolidated BHD	33,620	80,999
Hap Seng Plantations Holdings BHD	76,300	29,306
Hengyuan Refining Company BHD (A)	28,800	36,845
HeveaBoard BHD	105,300	15,694
Hiap Teck Venture BHD	368,000	20,063
Hong Leong Financial Group BHD	56,699	254,256
IGB BHD	71,035	48,135
IJM Corp. BHD	554,760	321,931
Insas BHD	191,469	35,031

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
IOI Properties Group BHD	355,675	$118,738
Jaya Tiasa Holdings BHD	58,826	6,908
Keck Seng Malaysia BHD	56,600	64,367
Kenanga Investment Bank BHD	152,545	21,237
KSL Holdings BHD (A)	213,800	40,330
Kumpulan Fima BHD	2,300	935
Land & General BHD	814,920	30,612
LBS Bina Group BHD	206,900	25,792
Lotte Chemical Titan Holding BHD (C)	10,900	7,865
Magnum BHD	147,000	94,660
Mah Sing Group BHD	393,200	87,551
Malayan Banking BHD	141,937	305,159
Malayan Flour Mills BHD	198,450	33,426
Malaysia Building Society BHD	164,486	35,827
Malaysian Resources Corp. BHD	202,400	46,606
Matrix Concepts Holdings BHD	17,400	8,001
Media Prima BHD (A)	113,800	13,219
Mega First Corp. BHD	73,700	61,578
MISC BHD	106,200	183,821
MKH BHD	97,630	29,297
MMC Corp. BHD	68,600	18,916
MNRB Holdings BHD (A)	36,000	9,500
Mudajaya Group BHD (A)	95,139	7,393
Muhibbah Engineering (M) BHD	99,700	66,790
Mulpha International BHD (A)	73,710	39,806
Oriental Holdings BHD	89,920	141,007
OSK Holdings BHD	310,897	70,749
Petron Malaysia Refining & Marketing BHD	19,300	28,586
Pos Malaysia BHD	30,900	11,310
PPB Group BHD	30,500	137,951
RHB Bank BHD	116,789	157,987
Sapura Energy BHD	2,099,700	153,132
Sarawak Oil Palms BHD	73,985	42,941
Shangri-La Hotels Malaysia BHD	40,400	54,163
Sime Darby BHD	238,200	130,377
Sime Darby Property BHD	38,200	9,516
SP Setia BHD Group (B)	92,400	48,314
Sumatec Resources BHD (A)	915,000	2,211
Sunway BHD	340,998	138,697
Ta Ann Holdings BHD	50,348	27,775
TA Enterprise BHD	379,700	59,330
TA Global BHD	456,900	28,156
Tan Chong Motor Holdings BHD	42,500	15,122
TIME dotCom BHD	18,100	39,304
Tropicana Corp. BHD	203,040	42,028
UEM Edgenta BHD	42,600	29,554
UEM Sunrise BHD (A)	434,200	84,136
United Malacca BHD	31,800	40,152
UOA Development BHD (B)	270,200	156,862
Vivocom International Holdings BHD (A)	1,011,666	3,665
Wah Seong Corp. BHD (A)	1,700	292
WCT Holdings BHD (A)(B)	190,652	48,869
YNH Property BHD	131,119	76,786
YTL Corp. BHD	1,251,814	339,411
		7,029,855
Mexico - 3.4%
Alfa SAB de CV, Class A (B)	480,315	470,962
Alpek SAB de CV	28,900	36,257
Arca Continental SAB de CV	19,106	103,325
Banco del Bajio SA (C)	32,143	64,374
Banco Santander Mexico SA	272,104	417,504
Cemex SAB de CV (B)	1,051,474	444,283
Consorcio ARA SAB de CV	25,993	5,769
Corp. Actinver SAB de CV	16,024	10,845
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Credito Real SAB de CV	56,038	$68,056
El Puerto de Liverpool SAB de CV, Series C1 (B)	13,794	76,948
Genomma Lab Internacional SAB de CV, Class B (A)	32,470	29,486
Gentera SAB de CV	115,192	99,746
Grupo Aeromexico SAB de CV (A)	36,410	34,468
Grupo Carso SAB de CV, Series A1	62,150	231,973
Grupo Comercial Chedraui SA de CV	95,986	162,029
Grupo Elektra SAB de CV	3,332	218,525
Grupo Famsa SAB de CV, Class A (A)	38,394	12,102
Grupo Financiero Banorte SAB de CV, Series O	182,102	1,057,674
Grupo Financiero Inbursa SAB de CV, Series O (B)	254,354	368,006
Grupo Industrial Saltillo SAB de CV	60,034	68,029
Grupo KUO SAB de CV, Series B	93,006	232,445
Grupo Mexico SAB de CV, Series B (B)	567,720	1,512,047
Grupo Pochteca SAB de CV (A)	9,600	3,326
Grupo Sanborns SAB de CV	135,592	134,223
Grupo Sports World SAB de CV (A)	9,300	8,891
Grupo Televisa SAB (B)	53,248	89,885
Industrias Bachoco SAB de CV, Series B	7,921	33,093
Industrias CH SAB de CV, Series B (A)	48,025	147,124
Industrias Penoles SAB de CV	12,262	158,014
Mexichem SAB de CV	67,326	141,746
Minera Frisco SAB de CV, Series A1 (A)	70,737	10,798
Nemak SAB de CV (C)	122,637	57,569
Organizacion Cultiba SAB de CV	67,503	54,512
Organizacion Soriana SAB de CV, Series B (A)	520,338	606,988
Promotora y Operadora de Infraestructura SAB de CV, L Shares	7,248	45,315
TV Azteca SAB de CV (B)	430,401	37,448
Unifin Financiera SAB de CV (B)	21,575	47,964
Vitro SAB de CV, Series A	43,997	112,939
		7,414,688
Netherlands - 0.0%
VEON, Ltd.	4,907	13,740
Philippines - 2.0%
8990 Holdings, Inc.	116,700	35,316
Alliance Global Group, Inc.	657,000	197,806
Bank of the Philippine Islands	74,260	113,815
BDO Unibank, Inc.	190,647	521,190
Cebu Air, Inc.	67,130	119,264
China Banking Corp.	75,528	40,461
Cosco Capital, Inc.	467,000	62,758
East West Banking Corp. (A)	118,100	26,789
EEI Corp.	43,000	9,163
Empire East Land Holdings, Inc. (A)	994,000	9,116
Filinvest Development Corp.	119,475	32,641
Filinvest Land, Inc.	3,210,500	117,792
First Philippine Holdings Corp.	60,810	98,473
Global Ferronickel Holdings, Inc. (A)	283,424	8,297
GT Capital Holdings, Inc.	4,277	78,521
International Container Terminal Services, Inc.	12,510	35,743
JG Summit Holdings, Inc.	664,460	874,652
Lopez Holdings Corp.	424,600	34,224
LT Group, Inc.	159,800	47,401
Megaworld Corp.	1,589,700	189,261
Metropolitan Bank & Trust Company	101,616	141,413
Nickel Asia Corp.	533,320	23,435
Petron Corp.	750,700	85,269
Philex Mining Corp.	161,300	11,333

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Philippine National Bank (A)	76,640	$73,701
Philtown Properties, Inc. (A)(D)	3,844	116
Phoenix Petroleum Philippines, Inc.	22,200	5,240
Premium Leisure Corp.	815,000	12,723
RFM Corp.	266,000	25,415
Rizal Commercial Banking Corp.	181,703	99,677
Robinsons Land Corp.	597,768	307,491
Robinsons Retail Holdings, Inc.	8,570	12,383
San Miguel Corp.	119,870	409,970
Security Bank Corp.	15,410	51,151
Top Frontier Investment Holdings, Inc. (A)	61,844	322,125
Travellers International Hotel Group, Inc.	120,800	12,925
Union Bank of the Philippines	116,190	138,945
Vista Land & Lifescapes, Inc.	983,900	136,973
		4,522,968
Poland - 1.0%
Alior Bank SA (A)	5,666	75,683
Amica SA	769	24,534
Asseco Poland SA	17,857	255,069
Bank Millennium SA (A)	24,574	61,657
Boryszew SA (A)	12,781	13,695
Enea SA (A)	24,198	60,530
Firma Oponiarska Debica SA	1,142	24,843
Grupa Azoty SA	4,728	53,119
Grupa Kety SA	25	2,261
Grupa Lotos SA	8,608	195,353
Jastrzebska Spolka Weglowa SA (A)	2,583	32,713
KGHM Polska Miedz SA (A)	15,387	427,205
LC Corp. SA	99,357	70,274
Lubelski Wegiel Bogdanka SA (A)	2,164	20,652
mBank SA (A)	756	87,107
Netia SA (A)	32,614	42,477
PGE Polska Grupa Energetyczna SA (A)	63,994	164,583
PKP Cargo SA (A)	5,709	66,505
Polski Koncern Naftowy ORLEN SA	19,488	469,993
Stalexport Autostrady SA	15,820	14,790
Stalprodukt SA	243	15,748
Tauron Polska Energia SA (A)	106,161	48,779
		2,227,570
Russia - 2.1%
Gazprom PJSC, ADR	254,607	1,868,475
LUKOIL PJSC, ADR (London Stock Exchange)	31,284	2,644,746
Magnitogorsk Iron & Steel Works PJSC, GDR	5,153	47,529
RusHydro PJSC, ADR	74,896	68,283
VTB Bank PJSC, GDR	86,297	108,746
		4,737,779
Singapore - 0.0%
Grindrod Shipping Holdings, Ltd. (A)	2,852	13,675
Pacc Offshore Services Holdings, Ltd. (A)	24,798	2,823
		16,498
South Africa - 7.6%
Absa Group, Ltd.	90,035	1,125,899
Adcorp Holdings, Ltd. (A)	35,300	58,849
AECI, Ltd.	29,474	191,154
African Oxygen, Ltd.	7,992	12,934
African Rainbow Minerals, Ltd.	18,216	236,507
Alexander Forbes Group Holdings, Ltd.	189,709	78,015
Alviva Holdings, Ltd.	38,998	44,813
AngloGold Ashanti, Ltd.	88,129	1,579,684
ArcelorMittal South Africa, Ltd. (A)	65,616	11,211
Ascendis Health, Ltd. (A)	19,735	6,579
Aspen Pharmacare Holdings, Ltd.	28,458	203,126
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Assore, Ltd.	5,884	$153,683
Astral Foods, Ltd.	1,203	13,259
Aveng, Ltd. (A)	2,832,517	6,026
Balwin Properties, Ltd.	6,271	1,334
Barloworld, Ltd.	29,177	264,567
Blue Label Telecoms, Ltd. (A)	44,582	14,868
Caxton & CTP Publishers & Printers, Ltd.	67,191	38,369
Clover Industries, Ltd.	43,728	62,825
DataTec, Ltd. (A)	12,913	31,870
DRDGOLD, Ltd. (A)	7,674	2,355
EOH Holdings, Ltd. (A)	24,231	33,626
Exxaro Resources, Ltd.	25,633	313,884
Gold Fields, Ltd., ADR	232,409	1,257,333
Grindrod, Ltd.	84,437	36,309
Hudaco Industries, Ltd.	10,331	88,914
Imperial Logistics, Ltd.	28,993	105,847
Investec, Ltd.	28,733	186,906
Invicta Holdings, Ltd.	2,127	3,652
KAP Industrial Holdings, Ltd.	552,780	219,262
Lewis Group, Ltd.	23,713	55,856
Liberty Holdings, Ltd.	18,643	139,691
Long4Life, Ltd. (A)	31,563	10,201
Merafe Resources, Ltd.	494,983	43,956
Metair Investments, Ltd.	46,817	78,313
MMI Holdings, Ltd.	162,536	218,656
Motus Holdings, Ltd.	2,260	11,617
Mpact, Ltd.	61,349	96,668
MTN Group, Ltd.	217,876	1,647,533
Murray & Roberts Holdings, Ltd.	233,005	239,933
Nampak, Ltd. (A)	199,084	145,206
Nedbank Group, Ltd.	46,298	832,814
Novus Holdings, Ltd.	30,686	8,131
Old Mutual, Ltd.	155,776	234,532
Omnia Holdings, Ltd.	17,779	44,630
Peregrine Holdings, Ltd.	27,974	36,704
PPC, Ltd. (A)	372,229	122,439
Raubex Group, Ltd.	33,663	46,296
RCL Foods, Ltd.	35,643	29,846
Reunert, Ltd.	22,587	108,533
Sappi, Ltd.	61,862	241,140
Sasol, Ltd.	61,407	1,526,909
Sibanye Gold, Ltd. (A)	602,117	709,137
Standard Bank Group, Ltd.	190,859	2,666,253
Steinhoff International Holdings NV (A)(B)	999,171	92,415
Super Group, Ltd. (A)	109,668	256,286
Telkom SA SOC, Ltd.	64,700	423,139
Tongaat Hulett, Ltd. (A)(D)	15,397	12,996
Trencor, Ltd. (A)	56,829	88,963
Tsogo Sun Holdings, Ltd.	91,928	99,507
Wilson Bayly Holmes-Ovcon, Ltd.	10,053	78,647
		16,730,607
South Korea - 16.4%
AJ Networks Company, Ltd.	2,832	13,223
AK Holdings, Inc.	743	28,635
ASIA Holdings Company, Ltd.	241	23,627
Asiana Airlines, Inc. (A)	5,518	26,257
BNK Financial Group, Inc.	29,185	189,418
Bookook Securities Company, Ltd.	501	9,163
Busan City Gas Company, Ltd.	58	1,899
Byucksan Corp.	14,706	29,653
Chongkundang Holdings Corp.	719	70,445
Chosun Refractories Company, Ltd.	643	47,866
CJ CheilJedang Corp.	906	233,130
CJ Corp.	1,898	166,260

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
CJ Hello Company, Ltd.	3,836	$22,961
Cosmax BTI, Inc.	798	13,371
D.I. Corp.	4,680	16,165
Dae Dong Industrial Company, Ltd.	3,364	17,566
Dae Han Flour Mills Company, Ltd.	344	58,867
Dae Won Kang Up Company, Ltd.	4,385	17,328
Daegu Department Store	1,787	10,697
Daehan Steel Company, Ltd.	3,888	27,797
Daelim Industrial Company, Ltd.	3,277	326,795
Daesang Corp.	2,028	42,624
Daesang Holdings Company, Ltd.	6,371	40,070
Daewon San Up Company, Ltd.	5,336	29,371
Daewoo Engineering & Construction Company, Ltd. (A)	17,971	77,038
Dahaam E-Tec Company, Ltd. (A)(D)	2,630	72,774
Daishin Securities Company, Ltd.	3,901	46,878
Daou Data Corp.	3,288	26,668
Daou Technology, Inc.	3,359	63,214
DB Financial Investment Company, Ltd.	10,502	47,642
DB Insurance Company, Ltd.	3,579	183,674
DGB Financial Group, Inc.	17,640	124,587
DI Dong Il Corp.	759	57,041
Dong A Eltek Company, Ltd.	3,101	25,996
Dong-Ah Geological Engineering Company, Ltd.	910	19,611
Dongil Industries Company, Ltd.	656	34,758
Dongkuk Industries Company, Ltd.	14,391	34,299
Dongkuk Steel Mill Company, Ltd. (A)	6,404	37,289
Dongwha Enterprise Company, Ltd.	1,327	20,014
Dongwon Development Company, Ltd.	13,035	58,179
Dongwon Industries Company, Ltd.	176	38,128
Doosan Bobcat, Inc.	2,891	91,160
Doosan Corp.	612	53,344
Doosan Heavy Industries & Construction Company, Ltd. (A)	13,929	74,962
Doosan Infracore Company, Ltd. (A)(B)	39,769	214,660
DTR Automotive Corp.	1,591	45,340
e Tec E&C, Ltd.	188	17,110
Eagon Holdings Company, Ltd.	11,259	29,803
Easy Bio, Inc.	4,032	20,462
E-MART, Inc.	2,274	275,648
Eugene Corp.	6,888	35,447
Eugene Investment & Securities Company, Ltd.	11,471	27,279
Eusu Holdings Company, Ltd. (A)	3,141	21,282
GS Engineering & Construction Corp.	6,292	220,202
GS Global Corp.	7,813	19,039
GS Holdings Corp.	6,964	309,151
Gwangju Shinsegae Company, Ltd.	152	24,188
Halla Holdings Corp.	1,446	55,315
Hana Financial Group, Inc.	50,016	1,621,135
Hanil Cement Company, Ltd.	609	67,356
Hanil Holdings Company, Ltd.	595	27,176
Hanjin Kal Corp.	2,347	61,100
Hankook Tire & Technology Company, Ltd.	9,820	298,637
Hanshin Construction Company, Ltd.	2,652	42,347
Hansol Holdings Company, Ltd. (A)	5,241	22,686
Hansol Paper Company, Ltd.	2,920	37,110
Hanwha Aerospace Company, Ltd. (A)	2,248	64,798
Hanwha Chemical Corp.	11,907	234,633
Hanwha Corp.	5,442	126,051
Hanwha General Insurance Company, Ltd.	5,427	19,452
Hanwha Investment & Securities Company, Ltd. (A)	15,071	33,028
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanwha Life Insurance Company, Ltd.	43,282	$122,904
Harim Holdings Company, Ltd.	2,823	27,678
HDC Holdings Company, Ltd.	12,858	169,029
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	6,321	24,236
Hite Jinro Company, Ltd.	1,611	28,442
HJ Magnolia Yongpyong Hotel & Resort Corp.	3,679	24,993
Huvis Corp.	3,715	23,823
Hyundai BNG Steel Company, Ltd.	3,816	29,873
Hyundai Construction Equipment Company, Ltd.	4,013	141,341
Hyundai Corp. Holdings, Inc.	1,811	21,696
Hyundai Department Store Company, Ltd.	1,430	102,557
Hyundai Electric & Energy System Company, Ltd. (A)	2,395	37,468
Hyundai Engineering & Construction Company, Ltd.	5,757	267,682
Hyundai Greenfood Company, Ltd.	5,234	59,415
Hyundai Heavy Industries Holdings Company, Ltd.	1,124	315,802
Hyundai Home Shopping Network Corp.	652	59,879
Hyundai Hy Communications & Network Company, Ltd.	8,894	31,627
Hyundai Livart Furniture Company, Ltd.	1,327	19,957
Hyundai Marine & Fire Insurance Company, Ltd.	3,782	93,218
Hyundai Mipo Dockyard Company, Ltd.	3,528	151,179
Hyundai Mobis Company, Ltd.	6,438	1,313,503
Hyundai Motor Company	16,193	1,965,267
Hyundai Motor Securities Company, Ltd.	5,956	54,469
Hyundai Steel Company	12,021	435,850
iMarketKorea, Inc.	2,003	20,413
Industrial Bank of Korea	37,892	461,334
Interpark Holdings Corp.	5,387	11,280
Inzi Controls Company, Ltd.	1,539	8,688
Iones Company, Ltd. (A)	2,017	10,562
IS Dongseo Company, Ltd.	770	25,796
JB Financial Group Company, Ltd.	49,324	252,660
Jeil Savings Bank (A)(D)	1,820	0
KB Financial Group, Inc.	22,097	875,908
KB Financial Group, Inc., ADR	43,651	1,723,341
KC Company, Ltd.	3,208	37,909
KCC Corp.	413	98,612
KG Chemical Corp.	1,543	16,550
KG Eco Technology Service Company, Ltd.	13,709	46,538
Kia Motors Corp.	32,179	1,227,591
KISCO Corp.	4,131	22,054
KISCO Holdings Company, Ltd.	2,512	31,029
KISWIRE, Ltd.	1,351	30,691
KIWOOM Securities Company, Ltd.	1,432	101,467
Kolon Corp.	898	14,069
Kolon Industries, Inc.	2,219	82,186
Korea Asset In Trust Company, Ltd.	8,237	29,656
Korea Electric Terminal Company, Ltd.	561	32,669
Korea Investment Holdings Company, Ltd.	2,059	144,111
Korea Line Corp. (A)	2,569	60,070
Korea Petrochemical Industrial Company, Ltd.	441	49,731
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	3,823	392,737
Korean Air Lines Company, Ltd.	2,702	67,865
Korean Reinsurance Company	12,440	94,060
Kortek Corp.	1,806	21,908

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KPX Chemical Company, Ltd.	933	$47,491
KSS LINE, Ltd.	5,242	32,694
KT Skylife Company, Ltd.	1,768	16,157
KTB Investment & Securities Company, Ltd. (A)	8,806	23,862
Kukdo Chemical Company, Ltd.	308	12,374
Kumho Tire Company, Inc. (A)	7,054	24,272
Kyeryong Construction Industrial Company, Ltd.	1,547	37,201
Kyungbang Company, Ltd.	5,320	48,189
LF Corp.	2,312	46,084
LG Corp.	9,914	660,017
LG Display Company, Ltd., ADR (A)(B)	121,621	942,563
LG Electronics, Inc.	16,836	1,158,421
LG Hausys, Ltd.	659	35,110
LG International Corp.	2,902	44,813
LG Uplus Corp.	13,630	171,141
Lotte Chemical Corp.	2,605	570,600
Lotte Chilsung Beverage Company, Ltd.	305	45,309
Lotte Corp.	1,347	51,401
Lotte Fine Chemical Company, Ltd.	1,849	84,680
Lotte Food Company, Ltd.	34	17,318
Lotte Himart Company, Ltd.	1,006	38,143
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	11,220
Lotte Shopping Company, Ltd.	1,039	144,604
LS Corp.	1,793	73,897
Meritz Financial Group, Inc.	3,743	47,510
Meritz Securities Company, Ltd.	38,783	180,146
Mi Chang Oil Industrial Company, Ltd.	389	26,184
Mirae Asset Daewoo Company, Ltd.	38,700	274,817
Mirae Asset Life Insurance Company, Ltd.	30,202	115,107
MK Electron Company, Ltd.	5,670	40,297
Moorim Paper Company, Ltd.	9,074	25,170
Muhak Company, Ltd.	2,080	20,025
Namyang Dairy Products Company, Ltd.	58	28,254
Nexen Corp.	7,557	43,179
Nexen Tire Corp.	6,465	54,619
NH Investment & Securities Company, Ltd.	17,050	214,611
NHN Corp. (A)	408	27,315
Nong Shim Holdings Company, Ltd.	545	41,954
NongShim Company, Ltd.	255	56,100
NOROO Paint & Coatings Company, Ltd.	3,102	20,955
NS Shopping Company, Ltd.	1,078	11,214
OCI Company, Ltd.	2,222	179,928
Orange Life Insurance, Ltd. (C)	2,021	55,408
Orion Holdings Corp.	1,820	27,050
Pan Ocean Company, Ltd. (A)	26,446	106,452
Poonglim Industrial Company, Ltd. (A)(D)	189	13
Poongsan Corp.	2,423	54,441
Poongsan Holdings Corp.	1,404	48,529
POSCO	14,137	3,001,073
Posco International Corp.	5,969	95,064
Pulmuone Company, Ltd.	2,410	27,600
S&T Dynamics Company, Ltd.	2,942	18,116
S&T Holdings Company, Ltd.	3,981	49,527
S&T Motiv Company, Ltd.	1,198	46,294
Sajo Industries Company, Ltd.	611	27,215
Sam Young Electronics Company, Ltd.	938	9,355
Sambo Motors Company, Ltd.	2,520	14,864
Samho Development Company, Ltd.	4,213	19,653
SAMHWA Paints Industrial Company, Ltd.	4,550	22,049
Sammok S-Form Company, Ltd.	1,315	13,928
Samsung C&T Corp.	5,166	428,584
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Card Company, Ltd.	3,308	$109,436
Samsung Heavy Industries Company, Ltd. (A)	32,261	228,335
Samsung Life Insurance Company, Ltd.	9,699	702,777
Samsung Securities Company, Ltd.	6,247	211,895
SAMT Company, Ltd.	11,604	21,933
Samyang Corp.	258	12,214
Samyang Holdings Corp.	535	34,174
Savezone I&C Corp.	6,270	21,333
SeAH Holdings Corp.	204	16,430
Sebang Company, Ltd.	1,153	14,142
Sebang Global Battery Company, Ltd.	921	34,085
Sejong Industrial Company, Ltd.	1,547	7,862
SFA Semicon Company, Ltd. (A)	9,240	26,160
Shindaeyang Paper Company, Ltd.	267	19,089
Shinhan Financial Group Company, Ltd., ADR (B)	81,864	3,182,872
Shinsegae Engineering & Construction Company, Ltd.	621	16,926
Shinsegae, Inc.	672	175,412
Shinyoung Securities Company, Ltd.	970	50,618
Silla Company, Ltd.	1,581	19,249
SIMMTECH Company, Ltd.	2,347	11,743
Sindoh Company, Ltd.	1,086	44,427
SK Discovery Company, Ltd.	1,496	35,473
SK Gas, Ltd.	597	40,547
SK Innovation Company, Ltd.	10,367	1,428,985
SK Networks Company, Ltd.	21,423	93,986
SKC Company, Ltd.	2,315	79,585
SL Corp.	1,419	29,141
Sun Kwang Company, Ltd.	1,162	17,641
Sungshin Cement Company, Ltd.	3,637	30,902
Sungwoo Hitech Company, Ltd.	2,984	10,686
Sunjin Company, Ltd.	2,276	22,365
Taekwang Industrial Company, Ltd.	102	116,622
Taeyoung Engineering & Construction Company, Ltd.	2,307	29,816
The LEADCORP, Inc.	7,284	35,246
Tongyang Life Insurance Company, Ltd.	7,644	28,929
Tovis Company, Ltd.	1,305	8,014
TS Corp.	1,935	36,972
Unid Company, Ltd.	746	32,480
Wonik Holdings Company, Ltd. (A)	5,948	20,738
Woongjin Thinkbig Company, Ltd. (A)	14,098	35,440
Woori Financial Group, Inc.	90,830	1,105,375
YeaRimDang Publishing Company, Ltd. (A)	4,078	16,836
Youlchon Chemical Company, Ltd.	1,237	14,756
Young Poong Corp.	21	13,081
Youngone Corp.	805	25,994
Youngone Holdings Company, Ltd.	920	48,478
Yuanta Securities Korea Company, Ltd. (A)	11,703	32,939
Zeus Company, Ltd.	1,798	20,270
		36,316,822
Taiwan - 15.5%
Acer, Inc.	256,452	159,396
ACES Electronic Company, Ltd.	54,000	37,920
Advanced International Multitech Company, Ltd.	13,000	18,086
Advancetek Enterprise Company, Ltd.	57,186	30,104
AGV Products Corp. (A)	87,716	20,144
Allis Electric Company, Ltd.	35,000	18,405
Apacer Technology, Inc.	11,000	10,909
APCB, Inc.	37,000	35,810
Asia Cement Corp.	265,805	407,322

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Asia Polymer Corp.	47,253	$20,919
Asia Tech Image, Inc.	12,000	17,703
Asia Vital Components Company, Ltd.	48,328	60,103
Asustek Computer, Inc.	70,000	502,447
AU Optronics Corp., ADR (B)	194,079	574,484
Audix Corp.	31,000	38,964
AVY Precision Technology, Inc.	23,392	27,659
BES Engineering Corp.	227,700	56,955
Capital Securities Corp.	405,403	123,791
Casetek Holdings, Ltd.	14,000	18,887
Catcher Technology Company, Ltd.	71,000	510,097
Cathay Financial Holding Company, Ltd. (A)	1,362,000	1,886,481
Cathay Real Estate Development Company, Ltd.	30,400	27,118
Central Reinsurance Company, Ltd.	31,500	18,160
Champion Building Materials Company, Ltd. (A)	65,132	14,583
Chang Hwa Commercial Bank, Ltd.	837,642	565,218
CHC Healthcare Group	29,000	39,269
Chen Full International Company, Ltd.	15,000	20,259
Cheng Loong Corp.	68,320	44,417
Cheng Uei Precision Industry Company, Ltd.	56,629	57,783
Chien Kuo Construction Company, Ltd.	72,000	24,254
Chilisin Electronics Corp.	18,000	52,839
China Airlines, Ltd.	264,910	83,892
China Bills Finance Corp.	275,000	132,416
China Chemical & Pharmaceutical Company, Ltd.	34,000	20,865
China Development Financial Holding Corp.	1,286,208	392,604
China Life Insurance Company, Ltd.	251,719	201,469
China Man-Made Fiber Corp.	161,082	48,103
China Metal Products Company, Ltd.	42,513	49,271
China Motor Corp.	118,125	105,410
China Petrochemical Development Corp.	275,678	93,809
China Steel Corp.	2,263,180	1,818,882
China Wire & Cable Company, Ltd. (D)	26,380	17,624
Chin-Poon Industrial Company, Ltd.	43,571	48,865
ChipMOS Technologies, Inc.	33,938	26,070
Chun YU Works & Company, Ltd.	79,000	60,137
Chun Yuan Steel	234,874	81,327
Chung Hung Steel Corp. (A)	625	212
Chung Hwa Pulp Corp.	179,977	56,478
Chung-Hsin Electric & Machinery Manufacturing Corp.	75,500	51,579
Compal Electronics, Inc.	416,000	272,872
Compeq Manufacturing Company, Ltd.	111,000	93,304
Continental Holdings Corp.	74,050	40,915
Coretronic Corp.	36,000	50,447
Creative Sensor, Inc.	45,000	32,686
CTBC Financial Holding Company, Ltd.	2,165,348	1,488,920
DA CIN Construction Company, Ltd.	20,000	14,133
Darwin Precisions Corp.	37,000	22,560
Delpha Construction Company, Ltd.	26,261	13,531
Depo Auto Parts Industrial Company, Ltd.	21,000	46,306
Dynamic Electronics Company, Ltd. (A)	159,762	45,421
E Ink Holdings, Inc.	59,000	63,506
E.Sun Financial Holding Company, Ltd.	66,289	55,523
Edom Technology Company, Ltd.	34,000	14,415
Elite Semiconductor Memory Technology, Inc.	35,000	36,455
Elitegroup Computer Systems Company, Ltd. (A)	65,104	24,366
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
EnTie Commercial Bank Company, Ltd.	103,000	$52,102
Epistar Corp.	119,312	96,204
Eva Airways Corp.	279,389	134,342
Everest Textile Company, Ltd. (A)	96,162	35,342
Evergreen International Storage & Transport Corp.	85,600	39,298
Evergreen Marine Corp. Taiwan, Ltd. (B)	451,637	181,166
Everlight Chemical Industrial Corp.	83,250	44,395
Everlight Electronics Company, Ltd.	136,000	127,176
Excelsior Medical Company, Ltd.	24,695	41,048
Far Eastern Department Stores, Ltd.	212,720	154,163
Far Eastern International Bank	394,712	156,380
Far Eastern New Century Corp.	408,249	441,073
Farglory Land Development Company, Ltd.	44,530	59,173
First Financial Holding Company, Ltd.	378,972	278,367
First Steamship Company, Ltd.	77,807	30,115
Formosa Advanced Technologies Company, Ltd.	25,000	28,666
Formosa Laboratories, Inc.	18,257	22,265
Formosa Taffeta Company, Ltd.	67,000	84,418
Formosan Rubber Group, Inc.	33,020	18,935
Formosan Union Chemical	144,013	61,960
Founding Construction & Development Company, Ltd.	81,566	41,762
Foxconn Technology Company, Ltd.	96,626	196,477
Froch Enterprise Company, Ltd.	33,060	14,004
Fubon Financial Holding Company, Ltd.	1,126,417	1,664,566
Fulgent Sun International Holding Company, Ltd.	12,676	28,889
Fwusow Industry Company, Ltd.	55,995	32,547
G Shank Enterprise Company, Ltd.	40,535	31,968
Gigabyte Technology Company, Ltd.	64,000	109,990
Global Brands Manufacture, Ltd.	40,806	19,149
Global Lighting Technologies, Inc.	25,000	36,702
Globe Union Industrial Corp.	51,750	29,933
Gloria Material Technology Corp.	100,684	62,599
Goldsun Building Materials Company, Ltd.	188,714	51,848
Grand Pacific Petrochemical	77,000	50,949
Great China Metal Industry	33,000	26,400
Great Wall Enterprise Company, Ltd.	28,338	36,473
Hannstar Board Corp.	36,759	36,868
HannStar Display Corp.	320,842	68,283
Hey Song Corp.	83,000	87,819
Ho Tung Chemical Corp.	150,399	34,635
Hon Hai Precision Industry Company, Ltd.	1,173,448	2,927,653
Hong Pu Real Estate Development Company, Ltd.	27,000	18,448
Hong YI Fiber Industry Company	67,000	45,119
Hsing TA Cement Company, Ltd.	38,000	23,409
HUA ENG Wire & Cable Company, Ltd.	117,000	37,498
Hua Nan Financial Holdings Company, Ltd.	404,842	271,895
Huaku Development Company, Ltd.	29,000	79,573
Innolux Corp.	1,168,561	276,303
International CSRC Investment Holdings Company	110,074	132,489
Jarllytec Company, Ltd.	16,000	34,255
Jih Sun Financial Holdings Company, Ltd.	474,083	164,195
Jinli Group Holdings, Ltd.	59,840	27,802
K Laser Technology, Inc.	26,214	17,421
King Yuan Electronics Company, Ltd.	227,796	197,140
King's Town Bank Company, Ltd. (B)	200,000	217,773
King's Town Construction Company, Ltd.	7,300	6,956
Kinpo Electronics, Inc.	183,269	63,556

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Kinsus Interconnect Technology Corp.	22,000	$28,214
Kwong Fong Industries Corp.	20,878	10,316
L&K Engineering Company, Ltd.	56,000	49,716
Lealea Enterprise Company, Ltd.	132,124	41,114
Li Peng Enterprise Company, Ltd.	118,030	27,786
Lida Holdings, Ltd.	4,000	6,628
Lingsen Precision Industries, Ltd.	139,481	37,561
Longchen Paper & Packaging Company, Ltd.	129,928	60,964
Macronix International	129,000	96,618
Mega Financial Holding Company, Ltd.	1,020,472	1,015,716
Mercuries & Associates Holding, Ltd.	100,469	58,710
Mercuries Life Insurance Company, Ltd. (A)	50,998	17,511
Mitac Holdings Corp.	161,488	162,114
MPI Corp.	22,000	44,405
Nanya Technology Corp. (B)	148,000	307,697
Nien Hsing Textile Company, Ltd.	45,310	41,058
Nishoku Technology, Inc.	7,800	12,279
O-Bank Company, Ltd.	48,000	12,735
OptoTech Corp.	80,517	54,892
Pacific Construction Company	38,289	14,488
Pan-International Industrial Corp.	44,481	33,949
Pegatron Corp.	250,660	434,563
Pou Chen Corp.	257,348	319,160
President Securities Corp.	218,845	96,585
Prince Housing & Development Corp.	405,555	153,528
Prodisc Technology, Inc. (A)(D)	762,000	0
Qisda Corp.	210,280	136,434
Qualipoly Chemical Corp.	44,448	40,675
Quintain Steel Company, Ltd.	53,200	13,780
Radium Life Tech Company, Ltd.	64,335	28,213
Ruentex Development Company, Ltd.	44,562	63,770
Ruentex Industries, Ltd.	33,000	80,385
Sampo Corp.	43,470	25,992
Sesoda Corp.	37,842	32,542
Shan-Loong Transportation Company, Ltd.	34,000	32,893
Sheng Yu Steel Company, Ltd.	59,000	36,532
ShenMao Technology, Inc.	8,000	5,350
Shihlin Electric & Engineering Corp.	21,000	31,622
Shin Kong Financial Holding Company, Ltd. (B)	2,134,592	648,735
Shining Building Business Company, Ltd. (A)	54,573	17,400
Shinkong Insurance Company, Ltd.	34,000	43,583
Shinkong Synthetic Fibers Corp.	132,239	59,301
Sigurd Microelectronics Corp.	46,293	44,335
Sinher Technology, Inc.	8,000	11,773
Sinon Corp.	71,650	48,689
SinoPac Financial Holdings Company, Ltd.	1,703,931	716,278
Sirtec International Company, Ltd.	44,800	36,832
Siward Crystal Technology Company, Ltd.	49,213	31,107
Southeast Cement Company, Ltd.	35,000	18,945
Sunplus Technology Company, Ltd.	58,000	23,083
Sunrex Technology Corp.	38,678	23,687
Sunspring Metal Corp.	26,000	29,404
Sweeten Real Estate Development Company, Ltd.	34,973	32,993
Synnex Technology International Corp.	72,000	90,551
Ta Ya Electric Wire & Cable	86,436	30,394
Taichung Commercial Bank Company, Ltd.	382,165	153,886
Taiflex Scientific Company, Ltd.	24,100	33,618
Tainan Spinning Company, Ltd.	384,638	151,793
Taishin Financial Holding Company, Ltd.	842,635	388,213
Taita Chemical Company, Ltd. (A)	61,000	20,956
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Business Bank	379,366	$166,954
Taiwan Cement Corp.	719,381	1,066,410
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,000	16,296
Taiwan Cooperative Financial Holding Company, Ltd.	960,219	643,543
Taiwan Fertilizer Company, Ltd.	65,000	100,012
Taiwan Fire & Marine Insurance Company, Ltd.	59,000	39,156
Taiwan FU Hsing Industrial Company, Ltd.	31,000	46,627
Taiwan Glass Industry Corp.	267,319	104,767
Taiwan Hon Chuan Enterprise Company, Ltd.	63,000	112,219
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	40,200	23,898
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan PCB Techvest Company, Ltd.	49,000	58,289
Taiwan Surface Mounting Technology Corp.	33,225	62,656
Taiyen Biotech Company, Ltd.	26,137	28,539
Teco Electric & Machinery Company, Ltd.	132,000	97,021
The Ambassador Hotel	29,000	20,656
The First Insurance Company, Ltd.	78,475	37,543
Thye Ming Industrial Company, Ltd.	31,000	31,948
Ton Yi Industrial Corp.	119,000	49,214
Tong Yang Industry Company, Ltd.	30,627	44,297
Tong-Tai Machine & Tool Company, Ltd.	65,588	38,793
Topoint Technology Company, Ltd.	63,190	39,620
TPK Holding Company, Ltd.	29,000	46,516
Tsann Kuen Enterprise Company, Ltd.	7,000	4,246
Tung Ho Steel Enterprise Corp.	152,000	114,072
TXC Corp.	67,000	75,182
TYC Brother Industrial Company, Ltd.	15,511	13,429
Tycoons Group Enterprise (A)	30,371	6,595
U-Ming Marine Transport Corp.	67,000	72,243
Unimicron Technology Corp.	152,000	173,032
Union Bank of Taiwan	374,699	141,235
Unitech Printed Circuit Board Corp.	146,194	98,774
United Microelectronics Corp.	1,910,794	860,929
United Renewable Energy Company, Ltd. (A)	246,651	77,912
Universal Cement Corp.	27,483	17,659
UPC Technology Corp.	172,613	63,487
USI Corp.	208,996	79,515
Victory New Materials, Ltd., Company	39,540	23,447
Wah Lee Industrial Corp.	40,000	69,740
Walsin Lihwa Corp.	268,000	127,241
Walton Advanced Engineering, Inc.	72,584	21,515
Wan Hai Lines, Ltd.	112,050	65,360
Waterland Financial Holdings Company, Ltd.	610,700	210,462
Well Shin Technology Company, Ltd.	15,000	25,610
Winbond Electronics Corp.	838,793	411,142
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd. (A)	45,274	44,928
Wistron Corp.	360,291	281,416
WPG Holdings, Ltd.	180,400	234,466
WT Microelectronics Company, Ltd.	50,174	64,596
YC Company, Ltd.	114,342	48,439
YC INOX Company, Ltd.	59,800	51,891
Yea Shin International Development Company, Ltd.	20,906	11,459
YFY, Inc.	469,202	179,896
Yi Jinn Industrial Company, Ltd.	73,613	33,083
Yieh Phui Enterprise Company, Ltd.	391,078	116,077

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Youngtek Electronics Corp.	27,000	$37,801
Yuanta Financial Holding Company, Ltd.	1,214,319	729,950
Yuen Chang Stainless Steel Company, Ltd.	19,007	15,013
Yulon Motor Company, Ltd.	125,000	91,936
Zenitron Corp.	45,000	33,708
Zhen Ding Technology Holding, Ltd.	44,000	140,766
Zig Sheng Industrial Company, Ltd.	152,908	43,518
		34,443,588
Thailand - 2.8%
AAPICO Hitech PCL	144,720	91,137
AJ Plast PCL	43,100	12,939
AP Thailand PCL	78,570	20,110
Asia Aviation PCL, NVDR	109,300	14,404
Bangchak Corp. PCL	42,600	42,421
Bangkok Airways PCL	163,500	61,818
Bangkok Bank PCL	12,800	83,110
Bangkok Bank PCL, NVDR	1,800	11,569
Bangkok Insurance PCL	3,250	35,076
Bangkok Land PCL	1,059,200	59,424
Bangkok Life Assurance PCL, NVDR	23,500	20,699
Bangkok Ranch PCL	92,300	9,330
Bank of Ayudhya PCL, NVDR	2,900	3,642
Banpu PCL, Foreign Quota Shares	242,500	118,742
Cal-Comp Electronics Thailand PCL	544,898	31,476
Charoen Pokphand Foods PCL, Foreign Quota Shares	340,900	314,160
Energy Earth PCL (A)(D)	117,600	5,599
Esso Thailand PCL	84,000	29,646
Golden Land Property Development PCL	142,200	38,962
Hana Microelectronics PCL	54,900	46,191
IRPC PCL, Foreign Quota Shares	807,200	131,791
Italian-Thai Development PCL	477,400	36,412
Kang Yong Electric PCL	70	879
Kasikornbank PCL, NVDR	180,200	1,105,254
Khon Kaen Sugar Industry PCL	192,600	18,097
Kiatnakin Bank PCL	19,400	43,985
Krung Thai Bank PCL, Foreign Quota Shares	265,400	168,810
LH Financial Group PCL	1,203,600	59,279
LPN Development PCL	52,900	12,684
MCOT PCL (A)	42,500	14,684
Millcon Steel PCL	143,086	4,203
Polyplex Thailand PCL	104,000	51,569
Precious Shipping PCL (A)	39,300	10,400
Pruksa Holding PCL	78,800	54,739
PTT Exploration & Production PCL, Foreign Quota Shares	18,800	83,006
PTT Global Chemical PCL, Foreign Quota Shares	291,800	609,553
PTT PCL, Foreign Quota Shares	599,500	954,624
Regional Container Lines PCL (A)	94,200	13,210
Rojana Industrial Park PCL	95,100	20,330
Saha-Union PCL	57,800	85,249
Sansiri PCL	1,026,866	49,572
SC Asset Corp. PCL	672,196	64,447
Siam Future Development PCL	167,749	35,567
Somboon Advance Technology PCL	51,300	30,291
Sri Trang Agro-Industry PCL	60,900	25,241
Srithai Superware PCL	283,000	10,245
Star Petroleum Refining PCL	153,100	50,501
Supalai PCL	24,600	18,854
Super Energy Corp. PCL (A)	743,000	16,716
SVI PCL	121,000	17,125
Syntec Construction PCL	156,500	12,858
Tata Steel Thailand PCL (A)	1,824,600	44,604
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Thai Airways International PCL (A)	61,300	$21,192
Thai Oil PCL, Foreign Quota Shares	124,800	271,080
Thai Stanley Electric PCL	700	5,321
Thanachart Capital PCL	37,300	67,529
The Siam Commercial Bank PCL, Foreign Quota Shares	162,200	738,178
Thitikorn PCL	59,000	20,405
TMB Bank PCL, Foreign Quota Shares	583,300	37,293
TPI Polene PCL	559,900	36,505
True Corp. PCL, Foreign Quota Shares	905,400	172,832
Vinythai PCL	9,700	7,597
		6,283,166
Turkey - 0.8%
Akbank T.A.S. (A)(B)	287,261	339,978
Borusan Mannesmann Boru Sanayi ve Ticaret AS	15,287	20,715
Cimsa Cimento Sanayi ve Ticaret AS (A)(B)	5,786	6,213
Enka Insaat ve Sanayi AS	36,566	34,516
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	1,989
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	35,592	16,402
NET Holding AS (A)	40,130	11,429
Trakya Cam Sanayii AS	83,945	42,420
Turk Hava Yollari AO (A)	80,925	179,839
Turkiye Garanti Bankasi AS (A)	427,322	671,015
Turkiye Halk Bankasi AS	56,201	55,646
Turkiye Is Bankasi AS, Class C (A)(B)	131,554	137,195
Turkiye Sinai Kalkinma Bankasi AS (A)	360,509	46,016
Turkiye Vakiflar Bankasi TAO, Class D	91,535	66,127
Uzel Makina Sanayii AS (A)(D)	22,930	0
Yapi ve Kredi Bankasi AS (A)	254,969	105,988
		1,735,488
Ukraine - 0.1%
Kernel Holding SA	9,824	127,161
TOTAL COMMON STOCKS (Cost $222,829,881)		$212,858,873
PREFERRED SECURITIES - 2.4%
Brazil - 2.2%
Banco ABC Brasil SA	9,474	47,420
Banco do Estado do Rio Grande do Sul SA, B Shares	30,800	190,497
Cia Ferro Ligas da Bahia	5,956	34,278
Eucatex SA Industria e Comercio	4,200	5,294
Gerdau SA	120,676	477,682
Marcopolo SA	17,700	17,746
Petroleo Brasileiro SA	572,044	4,083,315
Usinas Siderurgicas de Minas Gerais SA, A Shares	15,010	34,946
		4,891,178
Colombia - 0.2%
Grupo Argos SA	23,975	105,047
Grupo de Inversiones Suramericana SA	24,795	244,131
		349,178
Panama - 0.0%
Avianca Holdings SA	41,390	19,771
South Korea - 0.0%
CJ Corp. (A)(D)	285	9,050
TOTAL PREFERRED SECURITIES (Cost $4,407,103)		$5,269,177

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
RIGHTS - 0.0%
Enel Americas SA (Expiration Date: 7-29-19; Strike Price: CLP 110.24) (A)	718,518	$10,603
Lippo Karawaci Tbk PT (Expiration Date: 7-11-19; Strike Price: IDR 235.00) (A)	7,013,355	8,936
Philippine National Bank (Expiration Date: 7-15-19; Strike Price: PHP 43.38) (A)	16,970	1,944
TOTAL RIGHTS (Cost $92,549)		$21,483
WARRANTS - 0.0%
Medco Energi Internasional Tbk PT (Expiration Date: 12-14-20; Strike Price: IDR 625.00) (A)	983,733	13,648
TOTAL WARRANTS (Cost $0)		$13,648
SECURITIES LENDING COLLATERAL - 2.5%
John Hancock Collateral Trust, 2.4614% (E)(F)	549,531	5,499,378
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,499,214)		$5,499,378
Total Investments (Emerging Markets Value Trust) (Cost $232,828,747) - 100.9%		$223,662,559
Other assets and liabilities, net - (0.9%)		(2,104,792)
TOTAL NET ASSETS - 100.0%		$221,557,767
Emerging Markets Value Trust (continued)
Currency Abbreviations
CLP	Chilean Peso
IDR	Indonesian Rupiah
PHP	Philippine Peso
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 6-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	28	Long	Sep 2019	$1,433,848	$1,475,320	$41,472
						$41,472

See Notes to financial statements regarding investment transactions and other derivatives information.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 94.7%
Communication services – 6.6%
Diversified telecommunication services – 3.1%
AT&T, Inc.	253,612	$8,498,538
CenturyLink, Inc.	165,252	1,943,364
Telefonica SA	996,842	8,197,331
Verizon Communications, Inc.	545,619	31,171,213
		49,810,446
Entertainment – 0.5%
The Walt Disney Company	57,166	7,982,660
Media – 3.0%
Comcast Corp., Class A	438,861	18,555,043
Fox Corp., Class B	437,866	15,995,245
News Corp., Class A	974,772	13,149,674
		47,699,962
		105,493,068
Consumer discretionary – 2.3%
Auto components – 0.0%
Adient PLC	32,493	788,605
Hotels, restaurants and leisure – 1.1%
Las Vegas Sands Corp.	248,071	14,658,515
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
MGM Resorts International	88,200	$2,519,874
		17,178,389
Leisure products – 0.4%
Mattel, Inc. (A)(B)	570,198	6,391,920
Multiline retail – 0.4%
Kohl's Corp.	149,800	7,122,990
Specialty retail – 0.4%
L Brands, Inc.	232,593	6,070,677
		37,552,581
Consumer staples – 7.7%
Beverages – 0.3%
PepsiCo, Inc.	34,053	4,465,370
Food and staples retailing – 1.0%
Walmart, Inc.	151,006	16,684,653
Food products – 3.4%
Bunge, Ltd.	141,800	7,899,678
Conagra Brands, Inc.	619,158	16,420,070
Kellogg Company	49,679	2,661,304

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Tyson Foods, Inc., Class A	339,528	$27,413,491
		54,394,543
Household products – 1.7%
Kimberly-Clark Corp.	198,911	26,510,858
Personal products – 0.1%
Coty, Inc., Class A	87,248	1,169,123
Tobacco – 1.2%
Philip Morris International, Inc.	253,281	19,890,157
		123,114,704
Energy – 9.6%
Oil, gas and consumable fuels – 9.6%
Chevron Corp.	116,222	14,462,666
Equitrans Midstream Corp.	126,076	2,484,958
Exxon Mobil Corp.	440,119	33,726,319
Hess Corp.	134,723	8,564,341
Occidental Petroleum Corp.	372,565	18,732,568
Pioneer Natural Resources Company	65,000	10,000,900
Targa Resources Corp.	93,600	3,674,736
TC Energy Corp.	565,717	28,014,306
TOTAL SA	607,452	34,074,264
		153,735,058
Financials – 22.7%
Banks – 11.1%
Bank of America Corp.	35,072	1,017,088
Citigroup, Inc.	176,826	12,383,125
Fifth Third Bancorp	774,959	21,621,356
JPMorgan Chase & Co.	441,956	49,410,681
KeyCorp	39,588	702,687
The PNC Financial Services Group, Inc.	123,400	16,940,352
U.S. Bancorp	385,490	20,199,676
Wells Fargo & Company	1,167,689	55,255,043
		177,530,008
Capital markets – 4.3%
Ameriprise Financial, Inc.	16,600	2,409,656
Franklin Resources, Inc.	337,700	11,751,960
Morgan Stanley	620,655	27,190,896
Northern Trust Corp.	53,872	4,848,480
State Street Corp.	329,738	18,485,112
The Bank of New York Mellon Corp.	108,624	4,795,750
		69,481,854
Diversified financial services – 0.1%
AXA Equitable Holdings, Inc.	109,402	2,286,502
Insurance – 7.2%
American International Group, Inc.	499,677	26,622,791
Brighthouse Financial, Inc. (A)	155,019	5,687,647
Chubb, Ltd.	192,544	28,359,806
Loews Corp.	301,240	16,468,791
Marsh & McLennan Companies, Inc.	54,800	5,466,300
MetLife, Inc.	467,761	23,233,689
Willis Towers Watson PLC	52,689	10,092,051
		115,931,075
		365,229,439
Health care – 12.3%
Biotechnology – 1.2%
Gilead Sciences, Inc.	280,716	18,965,173
Health care equipment and supplies – 2.0%
Becton, Dickinson and Company	23,270	5,864,273
Medtronic PLC	230,539	22,452,193
Zimmer Biomet Holdings, Inc.	38,800	4,568,312
		32,884,778
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services – 2.8%
Anthem, Inc.	89,187	$25,169,463
CVS Health Corp.	349,630	19,051,339
		44,220,802
Pharmaceuticals – 6.3%
Allergan PLC	49,100	8,220,813
Bristol-Myers Squibb Company	265,925	12,059,699
GlaxoSmithKline PLC	518,930	10,401,861
GlaxoSmithKline PLC, ADR	12,700	508,254
Johnson & Johnson	224,900	31,324,072
Merck & Company, Inc.	84,850	7,114,673
Pfizer, Inc.	744,635	32,257,588
		101,886,960
		197,957,713
Industrials – 11.7%
Aerospace and defense – 3.9%
L3Harris Technologies, Inc.	154,629	29,244,983
Northrop Grumman Corp.	5,800	1,874,038
The Boeing Company	81,068	29,509,563
United Technologies Corp.	12,700	1,653,540
		62,282,124
Air freight and logistics – 1.3%
United Parcel Service, Inc., Class B	198,530	20,502,193
Airlines – 1.4%
Alaska Air Group, Inc.	188,927	12,074,325
Delta Air Lines, Inc.	125,541	7,124,452
Southwest Airlines Company	76,520	3,885,686
		23,084,463
Building products – 1.3%
Johnson Controls International PLC	484,378	20,009,655
Commercial services and supplies – 0.5%
Stericycle, Inc. (A)	179,058	8,550,020
Electrical equipment – 0.7%
Emerson Electric Company	130,800	8,726,976
nVent Electric PLC	78,600	1,948,494
		10,675,470
Industrial conglomerates – 1.2%
General Electric Company	1,843,900	19,360,950
Machinery – 0.6%
Flowserve Corp.	16,354	861,692
Illinois Tool Works, Inc.	7,952	1,199,241
PACCAR, Inc.	66,600	4,772,556
Pentair PLC	52,100	1,938,120
Snap-on, Inc.	7,500	1,242,300
		10,013,909
Professional services – 0.8%
Nielsen Holdings PLC	581,912	13,151,211
		187,629,995
Information technology – 8.5%
Communications equipment – 1.5%
Cisco Systems, Inc.	424,319	23,222,979
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	31,111	2,979,812
IT services – 0.5%
Cognizant Technology Solutions Corp., Class A	131,630	8,344,026
Semiconductors and semiconductor equipment – 3.9%
Applied Materials, Inc.	216,100	9,705,051
NXP Semiconductors NV	37,900	3,699,417
QUALCOMM, Inc.	484,721	36,872,726

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	113,828	$13,062,901
		63,340,095
Software – 2.1%
Microsoft Corp.	246,940	33,080,082
Technology hardware, storage and peripherals – 0.3%
Hewlett Packard Enterprise Company	124,100	1,855,295
Western Digital Corp.	61,300	2,914,815
		4,770,110
		135,737,104
Materials – 4.5%
Chemicals – 3.2%
Akzo Nobel NV	27,783	2,610,775
CF Industries Holdings, Inc.	312,400	14,592,204
Corteva, Inc. (A)	207,878	6,146,952
Dow, Inc.	200,612	9,892,178
DuPont de Nemours, Inc. (A)	210,078	15,770,555
PPG Industries, Inc.	18,900	2,205,819
		51,218,483
Construction materials – 0.2%
Vulcan Materials Company	24,200	3,322,902
Containers and packaging – 0.9%
International Paper Company	322,086	13,952,766
Metals and mining – 0.2%
Nucor Corp.	61,600	3,394,160
		71,888,311
Real estate – 3.0%
Equity real estate investment trusts – 3.0%
Equity Residential	195,100	14,811,992
Rayonier, Inc.	302,983	9,180,385
SL Green Realty Corp.	102,073	8,203,607
Weyerhaeuser Company	625,600	16,478,304
		48,674,288
Utilities – 5.8%
Electric utilities – 3.9%
Duke Energy Corp.	50,211	4,430,619
Edison International	189,169	12,751,882
Evergy, Inc.	148,163	8,912,004
PG&E Corp. (A)	68,000	1,558,560
The Southern Company	649,575	35,908,506
		63,561,571
Multi-utilities – 1.9%
NiSource, Inc.	798,600	22,999,680
Sempra Energy	53,652	7,373,931
		30,373,611
		93,935,182
TOTAL COMMON STOCKS (Cost $1,269,033,925)		$1,520,947,443
PREFERRED SECURITIES – 2.6%
Health care – 0.8%
Health care equipment and supplies – 0.8%
Becton, Dickinson and Company, 6.125%	209,092	12,944,886
Utilities – 1.8%
Electric utilities – 0.9%
NextEra Energy, Inc., 6.123%	219,651	14,261,939
Multi-utilities – 0.8%
DTE Energy Company, 6.500%	27,684	1,555,841
Equity Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Multi-utilities (continued)
Sempra Energy, 6.000%	74,197	$8,272,224
Sempra Energy, 6.750%	23,662	2,626,955
		12,455,020
Water utilities – 0.1%
Aqua America, Inc., 6.000% (B)	41,219	2,348,659
		29,065,618
TOTAL PREFERRED SECURITIES (Cost $34,422,369)		$42,010,504
CORPORATE BONDS - 0.4%
Consumer discretionary - 0.2%
Mattel, Inc. 6.750%, 12/31/2025 (C)	$3,486,000	3,586,223
Utilities - 0.2%
Pacific Gas & Electric Company
3.950%, 12/01/2047 (D)	1,411,000	1,268,136
4.000%, 12/01/2046 (B)(D)	1,585,000	1,438,388
		2,706,524
TOTAL CORPORATE BONDS (Cost $5,702,243)		$6,292,747
CONVERTIBLE BONDS - 0.2%
Financials - 0.2%
AXA SA 7.250%, 05/15/2021 (C)	3,124,000	3,208,660
TOTAL CONVERTIBLE BONDS (Cost $3,124,000)		$3,208,660
SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust, 2.4614% (E)(F)	787,539	7,881,214
TOTAL SECURITIES LENDING COLLATERAL (Cost $7,880,929)		$7,881,214
SHORT-TERM INVESTMENTS – 1.9%
Money market funds – 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (E)	3,015,950	3,015,950
T. Rowe Price Government Reserve Fund, 2.4372% (E)	26,589,316	26,589,316
		29,605,266
TOTAL SHORT-TERM INVESTMENTS (Cost $29,605,266)		$29,605,266
Total Investments (Equity Income Trust) (Cost $1,349,768,732) – 100.3%		$1,609,945,834
Other assets and liabilities, net – (0.3%)		(4,100,176)
TOTAL NET ASSETS – 100.0%		$1,605,845,658
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Non-income producing - Issuer is in default.
(E)	The rate shown is the annualized seven-day yield as of 6-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	22	Long	Sep 2019	$3,255,731	$3,237,575	$(18,156)
						$(18,156)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Consumer discretionary – 0.7%
Hotels, restaurants and leisure – 0.7%
Marriott International, Inc., Class A	8,542	$1,198,357
Financials – 87.8%
Banks – 49.6%
1st Source Corp.	20,682	959,645
American Business Bank (A)	23,069	784,346
Ameris Bancorp	43,676	1,711,662
Atlantic Union Bankshares Corp.	57,537	2,032,782
Bank of America Corp.	176,680	5,123,720
Bank of Marin Bancorp	24,707	1,013,481
Bankinter SA	252,077	1,737,576
Baycom Corp. (A)	17,062	373,658
BOK Financial Corp.	24,362	1,838,844
Business First Bancshares, Inc.	10,339	263,128
Cadence BanCorp	38,285	796,328
California Bancorp, Inc. (A)	5,116	99,263
California Bancorp, Inc. (A)	5,477	108,992
Cambridge Bancorp	2,835	231,053
Chemical Financial Corp.	35,746	1,469,518
Citigroup, Inc.	50,178	3,513,965
Citizens Financial Group, Inc.	122,596	4,334,995
Coastal Financial Corp. (A)	21,480	332,296
Columbia Banking System, Inc.	58,473	2,115,553
Comerica, Inc.	45,825	3,328,728
DNB ASA	85,650	1,595,971
Equity Bancshares, Inc., Class A (A)	21,154	563,966
Evans Bancorp, Inc.	15,521	585,607
First Business Financial Services, Inc.	28,504	669,844
First Horizon National Corp.	89,719	1,339,505
First Merchants Corp.	44,111	1,671,807
Flushing Financial Corp.	44,187	980,951
German American Bancorp, Inc.	2,868	86,384
Glacier Bancorp, Inc.	24,490	993,070
Heritage Commerce Corp.	50,902	623,550
Heritage Financial Corp.	23,423	691,915
JPMorgan Chase & Co.	48,088	5,376,238
KeyCorp	163,966	2,910,397
Level One Bancorp, Inc.	15,125	377,974
M&T Bank Corp.	17,437	2,965,511
Nicolet Bankshares, Inc. (A)	9,227	572,628
Pacific Premier Bancorp, Inc.	16,612	512,979
PacWest Bancorp	50,187	1,948,761
Pinnacle Financial Partners, Inc.	28,983	1,665,943
Red River Bancshares, Inc. (A)	1,805	87,452
Regions Financial Corp.	127,415	1,903,580
Southern First Bancshares, Inc. (A)	10,361	405,737
Stock Yards Bancorp, Inc.	17,675	638,951
SunTrust Banks, Inc.	64,451	4,050,745
SVB Financial Group (A)	16,570	3,721,456
The First Bancshares, Inc.	13,976	424,032
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
TriCo Bancshares	45,569	$1,722,508
U.S. Bancorp	89,852	4,708,245
Unicaja Banco SA (B)	786,021	701,778
Western Alliance Bancorp (A)	31,397	1,404,074
Zions Bancorp NA	84,143	3,868,895
		81,939,987
Capital markets – 8.4%
Ares Management Corp., Class A	115,792	3,030,277
Close Brothers Group PLC	87,060	1,562,532
E*TRADE Financial Corp.	48,345	2,156,187
KKR & Company, Inc., Class A	112,917	2,853,413
The Blackstone Group LP	75,225	3,341,495
Tradeweb Markets, Inc., Class A	19,834	868,928
		13,812,832
Consumer finance – 4.3%
American Express Company	36,957	4,561,972
Discover Financial Services	32,595	2,529,046
		7,091,018
Diversified financial services – 5.6%
AXA Equitable Holdings, Inc.	19,521	407,989
Berkshire Hathaway, Inc., Class B (A)	21,699	4,625,576
Eurazeo SE	18,420	1,283,546
Voya Financial, Inc.	52,482	2,902,255
		9,219,366
Insurance – 18.4%
Aon PLC	25,874	4,993,165
Arthur J. Gallagher & Company	34,322	3,006,264
Assured Guaranty, Ltd.	78,015	3,282,871
Chubb, Ltd.	18,628	2,743,713
Cincinnati Financial Corp.	15,401	1,596,622
Gjensidige Forsikring ASA	18,774	378,392
Kinsale Capital Group, Inc.	40,384	3,694,328
Lincoln National Corp.	59,466	3,832,584
Palomar Holdings, Inc. (A)	39,191	942,152
The Hanover Insurance Group, Inc.	22,923	2,941,021
Willis Towers Watson PLC	15,301	2,930,754
		30,341,866
Thrifts and mortgage finance – 1.5%
OP Bancorp	32,119	348,170
Provident Financial Services, Inc.	44,713	1,084,290
United Community Financial Corp.	105,108	1,005,884
		2,438,344
		144,843,413
Information technology – 5.0%
IT services – 5.0%
EVERTEC, Inc.	25,870	845,949
Visa, Inc., Class A	22,217	3,855,760

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
WEX, Inc. (A)	16,851	$3,506,693
		8,208,402
Real estate – 4.8%
Equity real estate investment trusts – 4.2%
Nippon Prologis REIT, Inc.	524	1,210,367
Park Hotels & Resorts, Inc.	25,266	696,331
Plymouth Industrial REIT, Inc.	40,556	768,131
Prologis, Inc.	39,919	3,197,512
Rexford Industrial Realty, Inc.	24,367	983,696
		6,856,037
Real estate management and development – 0.6%
VGP NV	12,123	1,003,853
		7,859,890
TOTAL COMMON STOCKS (Cost $142,549,309)		$162,110,062
CONVERTIBLE BONDS - 0.6%
Financials - 0.6%
AXA SA 7.250%, 05/15/2021 (B)	$940,000	965,474
TOTAL CONVERTIBLE BONDS (Cost $940,000)		$965,474
SHORT-TERM INVESTMENTS – 1.3%
U.S. Government Agency – 0.8%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	367,000	367,000
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note 2.000%, 07/01/2019 *	$958,000	$958,000
		1,325,000
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $864,094 on 7-1-19, collateralized by $875,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $882,603, including interest)	864,000	864,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,189,000)		$2,189,000
Total Investments (Financial Industries Trust) (Cost $145,678,309) – 100.2%		$165,264,536
Other assets and liabilities, net – (0.2%)		(251,756)
TOTAL NET ASSETS – 100.0%		$165,012,780
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	210,000	USD	237,013	CITI	9/18/2019	$3,238	—
EUR	280,000	USD	317,937	JPM	9/18/2019	2,398	—
GBP	60,000	USD	76,108	SSB	9/18/2019	353	—
NOK	470,000	USD	55,283	SSB	9/18/2019	—	($68)
SEK	7,680,000	USD	821,655	SSB	9/18/2019	9,944	—
USD	5,287,101	EUR	4,650,000	CITI	9/18/2019	—	(32,740)
USD	1,648,707	GBP	1,290,000	CITI	9/18/2019	4,790	—
USD	1,243,724	JPY	133,570,000	MSCS	9/18/2019	—	(2,187)
USD	1,983,156	NOK	17,230,000	GSI	9/18/2019	—	(40,996)
USD	821,243	SEK	7,680,000	SSB	9/18/2019	—	(10,356)
						$20,723	($86,347)
Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.1%
Communication services – 16.3%
Entertainment – 2.6%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,224,088	$45,793,132
Interactive media and services – 13.7%
Alphabet, Inc., Class A (A)	68,293	73,947,660
CarGurus, Inc. (A)	1,208,566	43,641,318
Facebook, Inc., Class A (A)	522,266	100,797,338
Twitter, Inc. (A)	723,013	25,233,154
		243,619,470
		289,412,602
Consumer discretionary – 22.8%
Household durables – 8.6%
Lennar Corp., A Shares	1,827,356	88,553,672
NVR, Inc. (A)	8,143	27,443,946
Tempur Sealy International, Inc. (A)	508,283	37,292,724
		153,290,342
Internet and direct marketing retail – 7.4%
Amazon.com, Inc. (A)	69,101	130,851,727
Leisure products – 4.5%
Polaris Industries, Inc.	878,178	80,116,179
Specialty retail – 1.4%
Group 1 Automotive, Inc.	305,361	25,006,012
Textiles, apparel and luxury goods – 0.9%
Salvatore Ferragamo SpA	638,748	15,252,664
		404,516,924
Consumer staples – 4.7%
Beverages – 4.2%
Anheuser-Busch InBev SA, ADR	597,932	52,922,961
Diageo PLC, ADR	127,847	22,030,595
		74,953,556
Food products – 0.5%
The Hain Celestial Group, Inc. (A)	405,921	8,889,670
		83,843,226
Energy – 6.5%
Energy equipment and services – 2.8%
Baker Hughes, a GE Company	1,090,204	26,851,725
National Oilwell Varco, Inc.	463,316	10,299,515
Schlumberger, Ltd.	311,385	12,374,440
		49,525,680
Oil, gas and consumable fuels – 3.7%
Cheniere Energy, Inc. (A)	583,115	39,914,222
Kinder Morgan, Inc.	506,100	10,567,368
Suncor Energy, Inc.	513,018	15,985,641
		66,467,231
		115,992,911
Financials – 16.6%
Banks – 9.5%
Bank of America Corp.	2,650,466	76,863,514
Citigroup, Inc.	1,178,173	82,507,455
First Hawaiian, Inc.	347,136	8,980,408
		168,351,377
Capital markets – 5.4%
Affiliated Managers Group, Inc.	95,833	8,830,053
Morgan Stanley	1,218,938	53,401,674
The Goldman Sachs Group, Inc.	163,115	33,373,329
		95,605,056
Consumer finance – 1.7%
American Express Company	125,238	15,459,379
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Synchrony Financial	447,519	$15,515,484
		30,974,863
		294,931,296
Health care – 6.8%
Biotechnology – 3.7%
Alnylam Pharmaceuticals, Inc. (A)	120,897	8,772,286
Amgen, Inc.	256,505	47,268,741
Moderna, Inc. (A)	633,174	9,269,667
		65,310,694
Health care equipment and supplies – 1.3%
Hologic, Inc. (A)	469,881	22,563,686
Health care providers and services – 0.9%
Anthem, Inc.	54,286	15,320,052
Pharmaceuticals – 0.9%
Allergan PLC	99,077	16,588,462
		119,782,894
Industrials – 8.2%
Electrical equipment – 1.8%
Regal Beloit Corp.	179,569	14,672,583
Sensata Technologies Holding PLC (A)	348,831	17,092,719
		31,765,302
Industrial conglomerates – 2.6%
General Electric Company	4,323,058	45,392,109
Machinery – 0.6%
The Manitowoc Company, Inc. (A)	509,720	9,073,016
Wabtec Corp.	22,778	1,634,549
		10,707,565
Professional services – 2.2%
IHS Markit, Ltd. (A)	616,432	39,279,046
Trading companies and distributors – 1.0%
United Rentals, Inc. (A)	140,868	18,683,323
		145,827,345
Information technology – 10.0%
Semiconductors and semiconductor equipment – 1.5%
Analog Devices, Inc.	98,250	11,089,478
NVIDIA Corp.	90,800	14,912,084
		26,001,562
Software – 3.0%
salesforce.com, Inc. (A)	114,672	17,399,183
Workday, Inc., Class A (A)	176,492	36,283,225
		53,682,408
Technology hardware, storage and peripherals – 5.5%
Apple, Inc.	400,604	79,287,544
Samsung Electronics Company, Ltd.	430,133	17,515,154
		96,802,698
		176,486,668
Real estate – 3.2%
Equity real estate investment trusts – 2.6%
American Tower Corp.	226,878	46,385,207
Real estate management and development – 0.6%
Five Point Holdings LLC, Class A (A)	1,272,289	9,567,613
		55,952,820
TOTAL COMMON STOCKS (Cost $1,319,727,289)		$1,686,746,686
SHORT-TERM INVESTMENTS – 4.6%
U.S. Government Agency – 1.2%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	$6,037,000	6,037,000

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note 2.000%, 07/01/2019 *	$15,747,000	$15,747,000
		21,784,000
Repurchase agreement – 3.4%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $46,593,317 on 7-1-19, collateralized by $38,886,600 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $47,525,195, including interest)	46,584,000	46,584,000
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $14,189,537 on 7-1-19, collateralized by $14,350,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $14,474,687, including interest)	14,188,000	14,188,000
		60,772,000
TOTAL SHORT-TERM INVESTMENTS (Cost $82,556,000)		$82,556,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,402,283,289) – 99.7%		$1,769,302,686
Other assets and liabilities, net – 0.3%		4,516,067
TOTAL NET ASSETS – 100.0%		$1,773,818,753
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 6.3%
Entertainment – 1.3%
The Walt Disney Company	62,357	$8,707,531
Interactive media and services – 1.9%
Alphabet, Inc., Class A (A)	11,689	12,656,849
Media – 3.1%
Comcast Corp., Class A	250,006	10,570,254
Fox Corp., Class A	85,090	3,117,698
Fox Corp., Class B	193,806	7,079,733
		20,767,685
		42,132,065
Consumer discretionary – 8.7%
Household durables – 4.7%
Lennar Corp., A Shares	488,516	23,673,485
Tempur Sealy International, Inc. (A)	106,585	7,820,141
		31,493,626
Internet and direct marketing retail – 2.0%
eBay, Inc.	333,716	13,181,782
Specialty retail – 2.0%
AutoZone, Inc. (A)	4,677	5,142,221
Group 1 Automotive, Inc.	97,479	7,982,555
		13,124,776
		57,800,184
Consumer staples – 8.1%
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages – 6.2%
Anheuser-Busch InBev SA, ADR	123,227	$10,906,822
Heineken Holding NV	181,329	18,993,356
PepsiCo, Inc.	89,029	11,674,373
		41,574,551
Food products – 1.9%
Danone SA	150,212	12,718,780
		54,293,331
Energy – 9.0%
Energy equipment and services – 2.2%
Baker Hughes, a GE Company	373,847	9,207,852
National Oilwell Varco, Inc.	242,427	5,389,152
		14,597,004
Oil, gas and consumable fuels – 6.8%
Chevron Corp.	141,314	17,585,114
Kinder Morgan, Inc.	928,689	19,391,026
Suncor Energy, Inc.	274,105	8,541,112
		45,517,252
		60,114,256
Financials – 25.8%
Banks – 14.6%
Bank of America Corp.	1,015,196	29,440,684
CIT Group, Inc.	136,747	7,184,687
Citigroup, Inc.	456,753	31,986,414
JPMorgan Chase & Co.	202,799	22,672,928
Wells Fargo & Company	129,035	6,105,936
		97,390,649
Capital markets – 5.4%
Morgan Stanley	429,679	18,824,237
The Goldman Sachs Group, Inc.	83,371	17,057,707
		35,881,944
Consumer finance – 4.3%
American Express Company	171,595	21,181,687
Synchrony Financial	213,157	7,390,153
		28,571,840
Diversified financial services – 1.5%
Berkshire Hathaway, Inc., Class B (A)	46,823	9,981,259
		171,825,692
Health care – 14.2%
Biotechnology – 2.8%
Amgen, Inc.	20,017	3,688,733
Biogen, Inc. (A)	21,168	4,950,560
Gilead Sciences, Inc.	148,149	10,008,946
		18,648,239
Health care equipment and supplies – 6.9%
Danaher Corp.	203,502	29,084,506
Hologic, Inc. (A)	154,272	7,408,141
Zimmer Biomet Holdings, Inc.	81,502	9,596,045
		46,088,692
Pharmaceuticals – 4.5%
Allergan PLC	93,976	15,734,402
Merck & Company, Inc.	169,334	14,198,656
		29,933,058
		94,669,989
Industrials – 10.4%
Aerospace and defense – 4.0%
L3 Technologies, Inc.	39,664	9,724,423
United Technologies Corp.	128,447	16,723,799
		26,448,222

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates – 1.5%
General Electric Company	957,469	$10,053,425
Machinery – 1.9%
Parker-Hannifin Corp.	60,521	10,289,175
The Manitowoc Company, Inc. (A)	139,647	2,485,717
		12,774,892
Road and rail – 2.0%
Union Pacific Corp.	80,735	13,653,096
Trading companies and distributors – 1.0%
United Rentals, Inc. (A)	50,649	6,717,577
		69,647,212
Information technology – 13.9%
Communications equipment – 1.7%
Cisco Systems, Inc.	203,561	11,140,894
IT services – 0.8%
Cognizant Technology Solutions Corp., Class A	88,270	5,595,435
Semiconductors and semiconductor equipment – 0.6%
Analog Devices, Inc.	36,239	4,090,296
Software – 6.2%
Microsoft Corp.	218,119	29,219,221
Oracle Corp.	220,003	12,533,571
		41,752,792
Technology hardware, storage and peripherals – 4.6%
Apple, Inc.	120,163	23,782,661
Samsung Electronics Company, Ltd.	164,029	6,679,314
		30,461,975
		93,041,392
Materials – 1.6%
Chemicals – 1.6%
LyondellBasell Industries NV, Class A	125,771	10,832,656
TOTAL COMMON STOCKS (Cost $531,893,904)		$654,356,777
SHORT-TERM INVESTMENTS – 2.0%
U.S. Government Agency – 0.5%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	$966,000	966,000
Federal Home Loan Bank Discount Note 2.000%, 07/01/2019 *	2,520,000	2,520,000
		3,486,000
Repurchase agreement – 1.5%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $7,454,491 on 7-1-19, collateralized by $6,221,500 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $7,603,596, including interest)	7,453,000	7,453,000
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $2,269,246 on 7-1-19, collateralized by $2,295,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $2,314,941, including interest)	2,269,000	2,269,000
		9,722,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,208,000)		$13,208,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $545,101,904) – 100.0%		$667,564,777
Other assets and liabilities, net – (0.0%)		(153,026)
TOTAL NET ASSETS – 100.0%		$667,411,751
Fundamental Large Cap Value Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Global Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.9%
Canada - 2.1%
Husky Energy, Inc. (A)	120,630	$1,143,155
Wheaton Precious Metals Corp.	116,478	2,816,890
		3,960,045
China - 3.8%
Baidu, Inc., ADR (B)	16,160	1,896,538
China Life Insurance Company, Ltd., H Shares	1,227,710	3,034,487
China Telecom Corp., Ltd., ADR (A)	44,110	2,206,823
China Telecom Corp., Ltd., H Shares	309,300	155,747
		7,293,595
Denmark - 1.6%
A.P. Moller - Maersk A/S, Series B	1,540	1,916,248
The Drilling Company of 1972 A/S (B)	3,080	239,300
Vestas Wind Systems A/S	11,000	952,971
		3,108,519
France - 7.9%
BNP Paribas SA	87,888	4,166,357
Cie de Saint-Gobain	33,340	1,301,920
Credit Agricole SA	184,098	2,196,790
Sanofi	44,494	3,845,275
Veolia Environnement SA	149,170	3,632,349
		15,142,691
Germany - 5.7%
Bayer AG	52,240	3,623,383
E.ON SE	207,760	2,254,221
Merck KGaA	18,372	1,918,980
Siemens AG	26,789	3,189,374
		10,985,958
Hong Kong - 3.7%
China Mobile, Ltd.	247,250	2,250,881
CK Asset Holdings, Ltd.	15,400	120,645
CK Hutchison Holdings, Ltd.	281,740	2,779,013
Kunlun Energy Company, Ltd.	2,063,850	1,802,008
Value Partners Group, Ltd.	342,600	228,828
		7,181,375
India - 2.2%
Bharti Airtel, Ltd.	598,367	3,003,708
Hero MotoCorp, Ltd.	32,200	1,208,412
		4,212,120
Ireland - 0.6%
Bank of Ireland Group PLC	138,600	725,103
Perrigo Company PLC	7,330	349,055
		1,074,158
Israel - 0.9%
Teva Pharmaceutical Industries, Ltd., ADR (B)	181,760	1,677,645
Italy - 1.5%
Eni SpA	170,472	2,834,494
Japan - 8.5%
Kirin Holdings Company, Ltd.	25,200	544,131
Mitsui Fudosan Company, Ltd.	91,210	2,216,785
Panasonic Corp.	309,370	2,584,216
Seven & i Holdings Company, Ltd.	54,500	1,846,536

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	70,120	$2,485,452
Suntory Beverage & Food, Ltd.	40,300	1,752,324
Taiheiyo Cement Corp.	33,920	1,029,835
Takeda Pharmaceutical Company, Ltd.	109,530	3,896,293
		16,355,572
Luxembourg - 1.9%
SES SA	237,443	3,708,017
Netherlands - 5.4%
Aegon NV	395,006	1,962,172
Akzo Nobel NV	5,195	488,176
ING Groep NV	305,766	3,541,915
Royal Dutch Shell PLC, B Shares	131,695	4,315,225
		10,307,488
Singapore - 2.4%
Singapore Telecommunications, Ltd.	1,792,250	4,638,909
South Korea - 3.4%
KB Financial Group, Inc., ADR	68,748	2,714,171
Samsung Electronics Company, Ltd.	92,890	3,782,513
		6,496,684
Spain - 0.9%
Telefonica SA	223,304	1,836,297
Switzerland - 3.5%
Alcon, Inc. (B)	1,490	92,007
Novartis AG	7,450	680,124
Roche Holding AG	15,162	4,263,370
UBS Group AG (B)	142,820	1,697,451
		6,732,952
Taiwan - 0.3%
Catcher Technology Company, Ltd.	78,520	564,124
Thailand - 1.5%
Bangkok Bank PCL	311,130	2,020,160
Bangkok Bank PCL, NVDR	126,340	811,996
		2,832,156
United Kingdom - 8.0%
BP PLC	552,738	3,850,810
HSBC Holdings PLC	299,989	2,505,290
Kingfisher PLC	878,882	2,395,560
Standard Chartered PLC	423,828	3,844,924
Vodafone Group PLC	1,646,828	2,699,265
		15,295,849
United States - 30.1%
Allergan PLC	30,508	5,107,953
Alphabet, Inc., Class A (B)	898	972,354
AmerisourceBergen Corp.	28,690	2,446,109
Apache Corp.	88,180	2,554,575
Capital One Financial Corp.	31,060	2,818,384
Cardinal Health, Inc.	35,190	1,657,449
Citigroup, Inc.	71,170	4,984,035
Comcast Corp., Class A	69,549	2,940,532
CommScope Holding Company, Inc. (B)	73,740	1,159,930
Coty, Inc., Class A	151,307	2,027,514
Exxon Mobil Corp.	39,260	3,008,494
Gilead Sciences, Inc.	46,960	3,172,618
Kellogg Company	86,920	4,656,304
Mattel, Inc. (A)(B)	152,960	1,714,682
Navistar International Corp. (B)	56,852	1,958,551
Oracle Corp.	66,791	3,805,083
The Kroger Company	138,270	3,001,842
United Parcel Service, Inc., Class B	27,190	2,807,911
Verizon Communications, Inc.	15,810	903,225
Walgreens Boots Alliance, Inc.	64,410	3,521,295
Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Wells Fargo & Company	51,178	$2,421,743
		57,640,583
TOTAL COMMON STOCKS (Cost $197,012,401)		$183,879,231
SECURITIES LENDING COLLATERAL - 1.3%
John Hancock Collateral Trust, 2.4614% (C)(D)	245,301	2,454,829
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,454,830)		$2,454,829
SHORT-TERM INVESTMENTS - 1.4%
U.S. Government Agency - 1.4%
Federal Home Loan Bank Discount Note 2.100%, 07/01/2019 *	$2,700,000	2,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,700,000)		$2,700,000
Total Investments (Global Trust) (Cost $202,167,231) - 98.6%		$189,034,060
Other assets and liabilities, net - 1.4%		2,702,252
TOTAL NET ASSETS - 100.0%		$191,736,312
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	14,867	$243,967
Health care – 98.7%
Biotechnology – 31.2%
AbbVie, Inc.	12,800	930,816
Abcam PLC	33,888	635,131
ACADIA Pharmaceuticals, Inc. (C)	61,905	1,654,721
Acceleron Pharma, Inc. (C)	24,527	1,007,569
Acerta Pharma BV, Class B (A)(B)(C)	4,276,305	385,295
Adverum Biotechnologies, Inc. (C)	7,800	92,742
Agios Pharmaceuticals, Inc. (C)	14,237	710,142
Aimmune Therapeutics, Inc. (C)	27,035	562,869
Akero Therapeutics, Inc. (C)	3,703	70,912
Alder Biopharmaceuticals, Inc. (C)	44,493	523,683
Alexion Pharmaceuticals, Inc. (C)	41,031	5,374,240
Alkermes PLC (C)	17,133	386,178
Allakos, Inc. (C)	6,435	278,829
Allogene Therapeutics, Inc. (C)	7,797	209,349
Alnylam Pharmaceuticals, Inc. (C)	14,300	1,037,608
Amarin Corp. PLC, ADR (C)	76,807	1,489,288
Amgen, Inc.	19,800	3,648,744
AnaptysBio, Inc. (C)	6,706	378,353
Apellis Pharmaceuticals, Inc. (C)	6,333	160,478
Argenx SE, ADR (C)	18,940	2,681,525

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ArQule, Inc. (C)	19,700	$216,897
Array BioPharma, Inc. (C)	7,654	354,610
Ascendis Pharma A/S, ADR (C)	28,470	3,278,321
Atara Biotherapeutics, Inc. (C)	6,068	122,027
Audentes Therapeutics, Inc. (C)	8,574	324,612
Autolus Therapeutics PLC, ADR (C)	6,426	103,459
Avrobio, Inc. (C)	5,956	96,845
BeiGene, Ltd., ADR (C)	7,482	927,394
Biogen, Inc. (C)	8,729	2,041,451
BioMarin Pharmaceutical, Inc. (C)	26,193	2,243,430
Bluebird Bio, Inc. (C)	14,454	1,838,549
Blueprint Medicines Corp. (C)	19,913	1,878,393
Cara Therapeutics, Inc. (C)	15,547	334,261
CareDx, Inc. (C)	8,769	315,596
Corvus Pharmaceuticals, Inc. (C)	14,503	54,241
CRISPR Therapeutics AG (C)	7,600	357,960
Cyclerion Therapeutics, Inc. (C)	2,406	27,549
CytomX Therapeutics, Inc. (C)	11,390	127,796
Denali Therapeutics, Inc. (C)	9,400	195,144
Dicerna Pharmaceuticals, Inc. (C)	19,478	306,779
Enanta Pharmaceuticals, Inc. (C)	13,523	1,141,071
Epizyme, Inc. (C)	7,791	97,777
Exact Sciences Corp. (C)	20,150	2,378,506
Exelixis, Inc. (C)	55,017	1,175,713
Fate Therapeutics, Inc. (C)	16,003	324,861
FibroGen, Inc. (C)	18,847	851,507
Forty Seven, Inc. (C)	5,922	62,773
G1 Therapeutics, Inc. (C)	10,507	322,145
Galapagos NV (C)	3,806	491,558
Global Blood Therapeutics, Inc. (C)	16,437	864,586
GlycoMimetics, Inc. (C)	17,754	211,628
Homology Medicines, Inc. (C)	14,129	276,505
Immunomedics, Inc. (C)	35,838	497,073
Incyte Corp. (C)	33,884	2,878,785
Insmed, Inc. (C)	25,846	661,658
Intercept Pharmaceuticals, Inc. (C)	3,447	274,278
Ionis Pharmaceuticals, Inc. (C)	17,670	1,135,651
Iovance Biotherapeutics, Inc. (C)	58,534	1,435,254
Karuna Therapeutics, Inc. (C)	8,336	166,887
Krystal Biotech, Inc. (C)	6,689	269,366
Madrigal Pharmaceuticals, Inc. (C)	1,752	183,627
Minerva Neurosciences, Inc. (C)	22,176	124,851
Mirati Therapeutics, Inc. (C)	10,000	1,030,000
Moderna, Inc. (C)	1,148	16,807
Momenta Pharmaceuticals, Inc. (C)	17,839	222,096
Myovant Sciences, Ltd. (C)	21,276	192,548
Natera, Inc. (C)	6,300	173,754
Neurocrine Biosciences, Inc. (C)	30,064	2,538,304
Orchard Therapeutics PLC, ADR (C)	22,331	312,411
PhaseBio Pharmaceuticals, Inc. (C)	15,405	202,114
Principia Biopharma, Inc. (C)	6,362	211,155
Progenics Pharmaceuticals, Inc. (C)	17,143	105,772
ProQR Therapeutics NV (C)	6,905	62,836
PTC Therapeutics, Inc. (C)	26,410	1,188,450
Puma Biotechnology, Inc. (C)	9,100	115,661
Radius Health, Inc. (C)	14,800	360,528
Regeneron Pharmaceuticals, Inc. (C)	11,037	3,454,581
REGENXBIO, Inc. (C)	12,600	647,262
Rhythm Pharmaceuticals, Inc. (C)	7,891	173,602
Rocket Pharmaceuticals, Inc. (C)	11,040	165,600
Sage Therapeutics, Inc. (C)	43,612	7,984,921
Sarepta Therapeutics, Inc. (C)	27,865	4,234,087
Scholar Rock Holding Corp. (C)	5,387	85,438
Seattle Genetics, Inc. (C)	20,648	1,429,048
Stemline Therapeutics, Inc. (C)	13,939	213,545
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Stoke Therapeutics, Inc. (C)	6,938	$202,381
Tocagen, Inc. (C)	10,735	71,710
Turning Point Therapeutics, Inc. (C)	5,929	241,310
Ultragenyx Pharmaceutical, Inc. (C)	23,805	1,511,618
Vertex Pharmaceuticals, Inc. (C)	61,766	11,326,649
Xencor, Inc. (C)	31,634	1,294,780
Y-mAbs Therapeutics, Inc. (C)	8,652	197,871
Zai Lab, Ltd., ADR (C)	3,797	132,401
Zeneca, Inc. (B)(C)	13,151	8,088
Zymeworks, Inc. (C)	5,669	124,718
		93,421,892
Health care equipment and supplies – 24.8%
ABIOMED, Inc. (C)	2,859	744,741
Alcon, Inc. (C)	34,161	2,109,430
Align Technology, Inc. (C)	3,201	876,114
AtriCure, Inc. (C)	13,700	408,808
Becton, Dickinson and Company	54,006	13,610,052
Danaher Corp.	46,287	6,615,338
DexCom, Inc. (C)	14,710	2,204,146
DiaSorin SpA	3,424	397,776
GenMark Diagnostics, Inc. (C)	56,834	368,853
Hologic, Inc. (C)	72,900	3,500,658
ICU Medical, Inc. (C)	7,863	1,980,768
Insulet Corp. (C)	8,800	1,050,544
Integer Holdings Corp. (C)	4,000	335,680
Intuitive Surgical, Inc. (C)	27,501	14,425,650
iRhythm Technologies, Inc. (C)	4,200	332,136
Lantheus Holdings, Inc. (C)	23,644	669,125
Nevro Corp. (C)	16,440	1,065,805
Novocure, Ltd. (C)	29,376	1,857,444
NuVasive, Inc. (C)	4,900	286,846
Penumbra, Inc. (C)	8,429	1,348,640
Quidel Corp. (C)	20,029	1,188,120
Shockwave Medical, Inc. (C)	4,275	244,060
SI-BONE, Inc. (C)	5,910	120,209
Stryker Corp.	42,641	8,766,137
Tandem Diabetes Care, Inc. (C)	4,100	264,532
Teleflex, Inc.	7,735	2,561,445
The Cooper Companies, Inc.	8,235	2,774,289
West Pharmaceutical Services, Inc.	16,010	2,003,652
Wright Medical Group NV (C)	47,328	1,411,321
Zimmer Biomet Holdings, Inc.	7,750	912,485
		74,434,804
Health care providers and services – 17.5%
Acadia Healthcare Company, Inc. (C)	17,216	601,699
Amedisys, Inc. (C)	3,400	412,794
Anthem, Inc.	27,226	7,683,449
Centene Corp. (C)	77,318	4,054,556
Cigna Corp.	36,186	5,701,104
Covetrus, Inc. (C)	19,400	474,524
Guardant Health, Inc. (C)	6,194	534,728
HCA Healthcare, Inc.	43,443	5,872,190
Humana, Inc.	12,889	3,419,452
Molina Healthcare, Inc. (C)	14,509	2,076,818
Patterson Companies, Inc.	15,200	348,080
UnitedHealth Group, Inc.	71,290	17,395,472
Universal Health Services, Inc., Class B	2,653	345,925
WellCare Health Plans, Inc. (C)	11,857	3,380,075
		52,300,866
Health care technology – 0.2%
HTG Molecular Diagnostics, Inc. (C)	38,859	64,506
Teladoc Health, Inc. (C)	9,900	657,459
		721,965

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services – 8.7%
Adaptive Biotechnologies Corp. (C)	9,252	$446,872
Agilent Technologies, Inc.	74,512	5,563,811
Avantor, Inc. (C)	102,304	1,952,983
Bruker Corp.	36,502	1,823,275
Illumina, Inc. (C)	6,026	2,218,472
Lonza Group AG (C)	1,537	518,880
Mettler-Toledo International, Inc. (C)	1,596	1,340,640
Personalis, Inc. (C)	6,473	175,742
PRA Health Sciences, Inc. (C)	3,700	366,855
Quanterix Corp. (C)	18,700	631,873
Thermo Fisher Scientific, Inc.	36,900	10,836,792
Wuxi Biologics Cayman, Inc. (C)(D)	16,500	148,030
		26,024,225
Pharmaceuticals – 16.3%
Allergan PLC	12,467	2,087,350
Amneal Pharmaceuticals, Inc. (C)	16,502	118,319
AstraZeneca PLC, ADR	107,500	4,437,600
Axsome Therapeutics, Inc. (C)	9,600	247,200
Bayer AG	7,063	489,892
Bristol-Myers Squibb Company	78,352	3,553,263
Catalent, Inc. (C)	16,881	915,119
Chugai Pharmaceutical Company, Ltd.	14,600	956,195
Daiichi Sankyo Company, Ltd.	39,200	2,055,864
Elanco Animal Health, Inc. (C)	52,080	1,760,304
Eli Lilly & Company	29,050	3,218,450
GW Pharmaceuticals PLC, ADR (C)	3,977	685,595
Intra-Cellular Therapies, Inc. (C)	6,400	83,072
Menlo Therapeutics, Inc. (C)	11,700	70,083
Merck & Company, Inc.	50,317	4,219,080
Milestone Pharmaceuticals, Inc. (C)	12,804	347,629
Mylan NV (C)	13,100	249,424
MyoKardia, Inc. (C)	16,845	844,608
Nektar Therapeutics (C)	10,000	355,800
Novartis AG	63,089	5,759,505
Odonate Therapeutics, Inc. (C)	9,220	338,282
Perrigo Company PLC	12,700	604,774
Pfizer, Inc.	198,911	8,616,825
Reata Pharmaceuticals, Inc., Class A (C)	6,520	615,162
Roche Holding AG	14,187	3,989,209
TherapeuticsMD, Inc. (C)	25,146	65,380
Theravance Biopharma, Inc. (C)	6,524	106,537
Tricida, Inc. (C)	27,391	1,080,849
WaVe Life Sciences, Ltd. (C)	7,214	188,206
Zogenix, Inc. (C)	13,500	645,030
		48,704,606
		295,608,358
TOTAL COMMON STOCKS (Cost $220,659,729)		$295,852,325
PREFERRED SECURITIES – 0.8%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	33,198	544,779
Health care – 0.5%
Health care equipment and supplies – 0.5%
Becton, Dickinson and Company, 6.125%	9,988	618,357
Sartorius AG	4,998	1,025,012
		1,643,369
Information technology – 0.1%
Software – 0.1%
Doximity, Inc. (A)(B)(C)	31,611	175,125
TOTAL PREFERRED SECURITIES (Cost $1,746,762)		$2,363,273
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.6%
Money market funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (E)	500,000	$500,000
T. Rowe Price Government Reserve Fund, 2.4372% (E)	1,372,742	1,372,742
		1,872,742
TOTAL SHORT-TERM INVESTMENTS (Cost $1,872,742)		$1,872,742
Total Investments (Health Sciences Trust) (Cost $224,279,233) – 100.2%		$300,088,340
Other assets and liabilities, net – (0.2%)		(688,596)
TOTAL NET ASSETS – 100.0%		$299,399,744
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 6-30-19.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.0%
Argentina - 0.1%
Banco Macro SA, ADR	1,600	$116,560
Globant SA (A)	1,200	121,260
Grupo Financiero Galicia SA, ADR	3,700	131,350
Pampa Energia SA, ADR (A)	2,300	79,741
YPF SA, ADR	6,300	114,723
		563,634
Australia - 4.8%
AGL Energy, Ltd.	24,640	346,524
Alumina, Ltd.	94,472	155,071
AMP, Ltd. (B)	102,336	152,653
APA Group	44,410	336,775
Aristocrat Leisure, Ltd.	20,789	449,379
ASX, Ltd.	6,951	402,720
Aurizon Holdings, Ltd.	76,706	291,189
AusNet Services	77,670	102,359
Australia & New Zealand Banking Group, Ltd.	103,351	2,051,449
Bank of Queensland, Ltd. (B)	17,119	114,632
Bendigo & Adelaide Bank, Ltd.	18,165	147,854
BHP Group PLC	77,583	1,984,143
BHP Group, Ltd.	106,565	3,097,692
BlueScope Steel, Ltd.	20,070	170,654
Boral, Ltd.	42,857	154,560
Brambles, Ltd.	57,039	516,580
Caltex Australia, Ltd.	9,411	163,819
Challenger, Ltd.	22,963	107,183
CIMIC Group, Ltd.	3,702	116,411
Coca-Cola Amatil, Ltd.	21,130	151,693
Cochlear, Ltd.	2,020	294,104
Coles Group, Ltd. (A)	40,710	382,232
Commonwealth Bank of Australia	64,038	3,726,278

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Computershare, Ltd.	16,916	$192,922
Crown Resorts, Ltd.	14,067	122,952
CSL, Ltd.	16,387	2,481,383
Dexus	39,487	360,227
Domino's Pizza Enterprises, Ltd.	2,059	54,415
Flight Centre Travel Group, Ltd.	2,493	72,723
Fortescue Metals Group, Ltd.	54,593	347,189
Goodman Group	59,055	624,198
Harvey Norman Holdings, Ltd. (B)	19,515	55,844
Incitec Pivot, Ltd.	65,708	157,481
Insurance Australia Group, Ltd.	82,791	480,682
Lendlease Group	20,344	185,902
Macquarie Group, Ltd.	11,760	1,037,304
Medibank Pvt., Ltd.	99,625	244,451
Mirvac Group	141,329	311,112
MMG, Ltd. (A)	88,000	30,792
National Australia Bank, Ltd.	100,473	1,887,294
Newcrest Mining, Ltd.	28,639	643,410
Oil Search, Ltd.	49,235	245,527
Orica, Ltd.	13,519	192,620
Origin Energy, Ltd.	63,117	324,555
QBE Insurance Group, Ltd. (B)	49,037	407,947
Ramsay Health Care, Ltd.	5,011	254,401
REA Group, Ltd.	2,146	144,969
Santos, Ltd.	64,049	319,767
Scentre Group	191,167	515,918
SEEK, Ltd.	11,910	177,272
Sonic Healthcare, Ltd.	16,282	310,237
South32, Ltd.	112,851	252,971
South32, Ltd. (London Stock Exchange)	74,597	165,606
Stockland	87,409	256,287
Suncorp Group, Ltd.	46,533	440,648
Sydney Airport	39,872	225,256
Tabcorp Holdings, Ltd.	75,725	236,596
Telstra Corp., Ltd.	148,535	401,654
The GPT Group	65,090	281,244
TPG Telecom, Ltd.	13,013	58,895
Transurban Group	96,778	1,002,079
Treasury Wine Estates, Ltd.	26,341	276,646
Vicinity Centres	127,154	218,923
Washington H Soul Pattinson & Company, Ltd.	3,863	59,735
Wesfarmers, Ltd.	40,710	1,034,856
Westpac Banking Corp.	128,902	2,569,049
Woodside Petroleum, Ltd.	33,609	862,023
Woolworths Group, Ltd.	48,115	1,123,543
WorleyParsons, Ltd.	11,515	119,702
		37,185,161
Austria - 0.1%
ANDRITZ AG	2,752	103,610
Erste Group Bank AG (A)	11,010	408,297
OMV AG	5,543	270,192
Raiffeisen Bank International AG	4,926	115,666
Verbund AG	2,442	127,926
voestalpine AG	4,357	134,696
		1,160,387
Belgium - 0.6%
Ageas	7,799	405,863
Anheuser-Busch InBev SA	27,018	2,390,833
Colruyt SA	2,769	160,751
Groupe Bruxelles Lambert SA	3,135	308,017
KBC Group NV	8,597	564,181
Proximus SADP	5,996	177,211
Solvay SA (B)	2,881	299,194
Telenet Group Holding NV	2,144	119,469
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
UCB SA	4,152	$344,573
Umicore SA	6,530	209,558
		4,979,650
Brazil - 1.2%
Ambev SA	169,030	787,496
Atacadao SA	13,900	79,636
B2W Cia Digital (A)	6,600	56,238
B3 SA - Brasil Bolsa Balcao	73,407	716,110
Banco Bradesco SA	44,362	386,440
Banco BTG Pactual SA	3,300	43,726
Banco do Brasil SA	30,113	422,999
Banco Santander Brasil SA	14,000	165,742
BB Seguridade Participacoes SA	24,400	205,751
BR Malls Participacoes SA	28,116	104,924
Braskem SA, ADR (A)	1,584	29,019
BRF SA (A)	19,720	151,599
CCR SA	40,100	142,649
Centrais Eletricas Brasileiras SA	11,900	109,240
Centrais Eletricas Brasileiras SA, ADR	1,429	13,275
Cia Brasileira de Distribuicao, ADR	628	15,373
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	138,734
Cia Siderurgica Nacional SA	16,100	70,061
Cia Siderurgica Nacional SA, ADR	11,800	50,858
Cielo SA	44,260	77,456
Cosan SA	7,211	86,665
Embraer SA	12,800	64,701
Embraer SA, ADR	2,626	52,861
Energisa SA	3,100	37,200
Engie Brasil Energia SA	9,375	106,129
Equatorial Energia SA	6,700	160,174
Hypera SA	14,208	110,964
IRB Brasil Resseguros SA	4,500	115,431
JBS SA	34,073	188,291
Klabin SA	24,000	102,189
Kroton Educacional SA	47,780	136,498
Localiza Rent a Car SA	20,026	213,718
Lojas Renner SA	29,227	358,949
M Dias Branco SA	4,800	48,701
Magazine Luiza SA	2,700	148,446
Multiplan Empreendimentos Imobiliarios SA	9,975	72,112
Natura Cosmeticos SA	6,500	95,622
Notre Dame Intermedica Participacoes SA	10,400	109,201
Petrobras Distribuidora SA	12,500	81,381
Petroleo Brasileiro SA	106,229	830,478
Porto Seguro SA	4,419	59,473
Raia Drogasil SA	8,100	160,526
Rumo SA (A)	38,235	206,412
Sul America SA	7,299	71,318
Suzano SA	17,263	147,681
Suzano SA, ADR (B)	1,582	26,941
Telefonica Brasil SA, ADR	6,017	78,341
TIM Participacoes SA	28,020	84,864
Ultrapar Participacoes SA	25,400	132,955
Vale SA	113,597	1,532,988
WEG SA	30,058	167,200
		9,555,736
Canada - 6.9%
Agnico Eagle Mines, Ltd.	8,900	456,299
Alimentation Couche-Tard, Inc., Class B	16,300	1,025,759
AltaGas, Ltd. (B)	11,500	173,964
Atco, Ltd., Class I	3,400	114,601
Aurora Cannabis, Inc. (A)(B)	27,900	218,590
Bank of Montreal	23,500	1,775,129

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Barrick Gold Corp.	42,340	$668,297
Barrick Gold Corp.	20,657	290,892
BCE, Inc.	6,024	274,071
BlackBerry, Ltd. (A)	21,000	156,512
Bombardier, Inc., Class B (A)	88,200	148,173
Brookfield Asset Management, Inc., Class A	31,048	1,485,363
CAE, Inc.	10,400	279,626
Cameco Corp.	16,300	174,756
Canadian Imperial Bank of Commerce (B)	16,300	1,281,795
Canadian National Railway Company	26,700	2,471,108
Canadian Natural Resources, Ltd.	44,260	1,193,403
Canadian Pacific Railway, Ltd.	5,300	1,248,275
Canadian Tire Corp., Ltd., Class A (B)	2,500	272,384
Canadian Utilities, Ltd., Class A	5,500	155,229
Canopy Growth Corp. (A)(B)	8,000	322,981
CCL Industries, Inc., Class B	6,000	294,238
Cenovus Energy, Inc.	40,300	355,439
CGI, Inc. (A)	9,400	722,685
CI Financial Corp.	10,300	167,845
Constellation Software, Inc. (B)	800	753,999
Cronos Group, Inc. (A)(B)	8,100	129,954
Dollarama, Inc.	12,000	422,160
Emera, Inc.	2,700	110,326
Empire Company, Ltd., Class A (B)	7,200	181,326
Enbridge, Inc.	74,000	2,672,827
Encana Corp.	57,100	293,011
Fairfax Financial Holdings, Ltd.	1,100	539,908
First Capital Realty, Inc.	7,800	130,204
First Quantum Minerals, Ltd.	26,954	256,048
Fortis, Inc.	16,100	635,738
Franco-Nevada Corp.	7,100	602,623
George Weston, Ltd.	3,099	235,155
Gildan Activewear, Inc.	8,400	325,083
Great-West Lifeco, Inc.	11,200	257,860
H&R Real Estate Investment Trust	6,200	108,135
Husky Energy, Inc. (B)	14,897	141,172
Hydro One, Ltd. (B)(C)	13,300	231,967
iA Financial Corp., Inc.	4,500	183,292
IGM Financial, Inc. (B)	3,900	111,352
Imperial Oil, Ltd.	11,130	308,177
Intact Financial Corp.	5,200	480,550
Inter Pipeline, Ltd. (B)	15,900	247,324
Keyera Corp.	8,500	218,739
Kinross Gold Corp. (A)	52,429	202,582
Kirkland Lake Gold, Ltd.	7,100	305,893
Loblaw Companies, Ltd.	7,240	370,694
Lundin Mining Corp.	26,800	147,553
Magna International, Inc.	11,900	592,115
Manulife Financial Corp. (D)	73,300	1,332,168
Methanex Corp.	2,700	122,573
Metro, Inc.	9,357	351,115
National Bank of Canada	12,700	603,312
Nutrien, Ltd.	22,690	1,213,726
Onex Corp.	3,500	211,115
Open Text Corp.	10,300	425,041
Pembina Pipeline Corp.	18,998	707,230
Power Corp. of Canada	10,347	222,893
Power Financial Corp. (B)	9,300	213,902
PrairieSky Royalty, Ltd. (B)	9,247	129,926
Quebecor, Inc., Class B	6,400	152,431
Restaurant Brands International, Inc.	9,046	629,086
RioCan Real Estate Investment Trust	6,300	125,033
Rogers Communications, Inc., Class B (B)	13,600	728,006
Royal Bank of Canada	52,500	4,172,177
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Saputo, Inc.	9,100	$272,399
Shaw Communications, Inc., Class B	17,900	365,231
Shopify, Inc., Class A (A)(B)	3,400	1,021,856
SmartCentres Real Estate Investment Trust	3,100	78,616
SNC-Lavalin Group, Inc. (B)	7,300	147,611
Sun Life Financial, Inc.	22,400	927,610
Suncor Energy, Inc.	58,935	1,838,414
TC Energy Corp.	33,700	1,670,653
Teck Resources, Ltd., Class B	19,461	449,094
TELUS Corp. (B)	7,600	280,948
The Bank of Nova Scotia (B)	44,900	2,411,719
The Stars Group, Inc. (A)(B)	7,600	129,709
The Toronto-Dominion Bank	66,800	3,903,277
Thomson Reuters Corp.	7,754	500,216
Tourmaline Oil Corp.	10,800	137,562
Vermilion Energy, Inc. (B)	6,100	132,523
West Fraser Timber Company, Ltd.	2,700	123,088
Wheaton Precious Metals Corp.	16,900	408,708
WSP Global, Inc.	4,200	231,208
		53,293,357
Chile - 0.3%
Antofagasta PLC	16,040	189,467
Banco Santander Chile, ADR	15,561	465,585
Cencosud SA	61,383	120,479
Cia Cervecerias Unidas SA, ADR	8,997	254,165
Enel Americas SA, ADR	46,802	415,134
Enel Chile SA, ADR	53,119	253,909
Itau CorpBanca	7,999	99,988
Latam Airlines Group SA, ADR (B)	19,197	179,876
Sociedad Quimica y Minera de Chile SA, ADR	6,254	194,562
		2,173,165
China - 7.0%
3SBio, Inc. (A)(C)	40,500	69,489
51job, Inc., ADR (A)	900	67,950
58.com, Inc., ADR (A)	3,300	205,161
AAC Technologies Holdings, Inc.	27,342	154,688
Agile Group Holdings, Ltd.	54,000	72,285
Agricultural Bank of China, Ltd., Class A	79,700	41,810
Agricultural Bank of China, Ltd., H Shares	1,041,000	435,687
Aier Eye Hospital Group Company, Ltd., Class A	3,380	15,262
Air China, Ltd., H Shares	84,534	84,999
Alibaba Group Holding, Ltd., ADR (A)	51,100	8,658,896
Aluminum Corp. of China, Ltd., H Shares (A)	185,220	65,789
Angang Steel Company, Ltd., H Shares	49,400	22,538
Anhui Conch Cement Company, Ltd., Class A	4,300	26,014
Anhui Conch Cement Company, Ltd., H Shares	56,790	355,353
ANTA Sports Products, Ltd.	43,000	296,580
Autohome, Inc., ADR (A)(B)	2,100	179,802
AviChina Industry & Technology Company, Ltd., H Shares	72,000	39,347
BAIC Motor Corp., Ltd., H Shares (C)	63,000	39,536
Baidu, Inc., ADR (A)	9,900	1,161,864
Bank of Beijing Company, Ltd., Class A	22,600	19,470
Bank of China, Ltd., Class A	52,600	28,669
Bank of China, Ltd., H Shares	2,832,563	1,195,254
Bank of Communications Company, Ltd., Class A	35,200	31,394
Bank of Communications Company, Ltd., H Shares	337,527	256,293
Bank of Jiangsu Company, Ltd., Class A	12,400	13,124

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Ningbo Company, Ltd., Class A	5,600	$19,791
Bank of Shanghai Company, Ltd., Class A	11,700	20,211
Baoshan Iron & Steel Company, Ltd., Class A	19,900	18,866
Baozun, Inc., ADR (A)(B)	1,300	64,818
BBMG Corp., H Shares	44,000	14,130
BeiGene, Ltd., ADR (A)	1,200	148,740
Beijing Capital International Airport Company, Ltd., H Shares	52,789	46,263
BOE Technology Group Company, Ltd., Class A	36,200	18,194
BYD Company, Ltd., Class A	1,900	14,065
BYD Company, Ltd., H Shares	24,105	145,750
BYD Electronic International Company, Ltd.	13,500	19,317
CGN Power Company, Ltd., H Shares (C)	446,000	122,752
China Aoyuan Group, Ltd.	24,000	33,741
China Cinda Asset Management Company, Ltd., H Shares	304,800	70,242
China CITIC Bank Corp., Ltd., H Shares	310,800	176,998
China Coal Energy Company, Ltd., H Shares	41,000	17,075
China Communications Construction Company, Ltd., H Shares	152,335	136,156
China Communications Services Corp., Ltd., H Shares	129,600	100,508
China Conch Venture Holdings, Ltd.	57,900	204,573
China Construction Bank Corp., H Shares	3,462,914	2,985,045
China Eastern Airlines Corp., Ltd., H Shares (A)	50,000	29,375
China Everbright Bank Company, Ltd., Class A	42,600	23,656
China Everbright Bank Company, Ltd., H Shares	120,000	55,006
China Evergrande Group	65,959	184,763
China Fortune Land Development Company, Ltd., Class A (A)	3,200	15,198
China Galaxy Securities Company, Ltd., H Shares	129,500	76,831
China Hongqiao Group, Ltd.	34,500	24,334
China Huarong Asset Management Company, Ltd., H Shares (C)	351,700	61,256
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., H Shares (C)	36,800	74,280
China International Travel Service Corp., Ltd., Class A	2,100	27,140
China Life Insurance Company, Ltd., H Shares	265,624	656,533
China Literature, Ltd. (A)(C)	6,400	30,129
China Longyuan Power Group Corp., Ltd., H Shares	99,000	63,613
China Medical System Holdings, Ltd.	48,300	44,355
China Merchants Bank Company, Ltd., Class A	22,100	115,992
China Merchants Bank Company, Ltd., H Shares	139,323	691,379
China Merchants Securities Company, Ltd., Class A	6,100	15,197
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A (A)	7,000	21,335
China Minsheng Banking Corp., Ltd., Class A	32,880	30,431
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Minsheng Banking Corp., Ltd., H Shares	242,496	$167,906
China Molybdenum Company, Ltd., H Shares (B)	129,000	40,913
China National Building Material Company, Ltd., H Shares	138,000	120,719
China Oilfield Services, Ltd., H Shares	56,000	55,556
China Oriental Group Company, Ltd.	22,000	12,877
China Pacific Insurance Group Company, Ltd., Class A	6,000	31,960
China Pacific Insurance Group Company, Ltd., H Shares	94,100	368,048
China Petroleum & Chemical Corp., Class A	27,300	21,802
China Petroleum & Chemical Corp., H Shares	909,361	619,475
China Railway Construction Corp., Ltd., Class A	12,300	17,844
China Railway Construction Corp., Ltd., H Shares	67,500	82,698
China Railway Group, Ltd., H Shares	179,000	136,134
China Railway Signal & Communication Corp., Ltd., H Shares (C)	53,000	38,514
China Reinsurance Group Corp., H Shares	203,000	36,137
China Resources Pharmaceutical Group, Ltd. (C)	66,000	74,349
China Shenhua Energy Company, Ltd., Class A	4,700	13,978
China Shenhua Energy Company, Ltd., H Shares	127,500	267,057
China Shipbuilding Industry Company, Ltd., Class A	24,500	19,859
China Southern Airlines Company, Ltd., H Shares	64,000	44,468
China State Construction Engineering Corp., Ltd., Class A	36,540	30,619
China Telecom Corp., Ltd., H Shares	481,604	242,511
China Tower Corp., Ltd., H Shares (C)	1,390,000	365,115
China United Network Communications, Ltd., Class A	33,200	29,822
China Vanke Company, Ltd., Class A	8,000	32,454
China Vanke Company, Ltd., H Shares	50,300	188,591
China Yangtze Power Company, Ltd., Class A (A)	12,700	33,124
China Zhongwang Holdings, Ltd.	32,800	16,538
Chongqing Rural Commercial Bank Company, Ltd., H Shares	88,000	47,872
CIFI Holdings Group Company, Ltd. (B)	122,000	80,390
CITIC Securities Company, Ltd., Class A	10,500	36,481
CITIC Securities Company, Ltd., H Shares	75,500	157,465
CNOOC, Ltd.	637,258	1,087,012
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	25,995
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	92,000	35,882
Country Garden Holdings Company, Ltd.	271,574	412,860
Country Garden Services Holdings Company, Ltd.	36,000	83,184
CRRC Corp., Ltd., Class A	22,000	25,950
CRRC Corp., Ltd., H Shares	164,150	137,212
CSPC Pharmaceutical Group, Ltd.	164,000	264,507
Ctrip.com International, Ltd., ADR (A)	14,300	527,813
Dali Foods Group Company, Ltd. (C)	73,000	48,439
Daqin Railway Company, Ltd., Class A	15,900	18,741

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Datang International Power Generation Company, Ltd., H Shares	110,000	$27,607
Dongfeng Motor Group Company, Ltd., H Shares (B)	123,220	101,036
East Money Information Company, Ltd., Class A	7,000	13,818
ENN Energy Holdings, Ltd.	27,300	265,673
Focus Media Information Technology Company, Ltd., Class A (A)	15,700	12,136
Foshan Haitian Flavouring & Food Company, Ltd., Class A	2,400	36,766
Fosun International, Ltd.	102,500	136,470
Future Land Development Holdings, Ltd. (B)	64,000	84,256
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	16,800	52,169
GDS Holdings, Ltd., ADR (A)(B)	2,100	78,897
Geely Automobile Holdings, Ltd. (B)	179,000	306,919
Genscript Biotech Corp. (A)(B)	28,000	70,259
GF Securities Company, Ltd., Class A	6,300	12,631
GF Securities Company, Ltd., H Shares	47,800	56,871
GOME Retail Holdings, Ltd. (A)(B)	386,127	41,538
Great Wall Motor Company, Ltd., H Shares	123,000	88,128
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,200	25,723
Greentown Service Group Company, Ltd.	22,000	17,777
Guangzhou Automobile Group Company, Ltd., H Shares	142,310	152,054
Guangzhou R&F Properties Company, Ltd., H Shares	43,600	83,908
Guotai Junan Securities Company, Ltd., Class A (A)	8,000	21,420
Guotai Junan Securities Company, Ltd., H Shares (C)	21,400	38,118
Haier Smart Home Company, Ltd., Class A (A)	6,500	16,391
Haitian International Holdings, Ltd. (B)	29,000	60,179
Haitong Securities Company, Ltd., Class A	8,700	18,013
Haitong Securities Company, Ltd., H Shares	113,200	126,980
Hangzhou Hikvision Digital Technology Company, Ltd., Class A	10,000	40,303
Hengan International Group Company, Ltd.	25,000	184,081
Hua Hong Semiconductor, Ltd. (B)(C)	9,000	17,453
Huadian Power International Corp., Ltd., H Shares	58,000	22,975
Huaneng Power International, Inc., H Shares	149,436	88,004
Huaneng Renewables Corp., Ltd., H Shares	226,000	62,223
Huatai Securities Company, Ltd., Class A	7,000	22,798
Huatai Securities Company, Ltd., H Shares (B)(C)	65,400	112,571
Huaxia Bank Company, Ltd., Class A (A)	13,700	15,376
Huazhu Group, Ltd., ADR	4,700	170,375
Industrial & Commercial Bank of China, Ltd., Class A	57,700	49,538
Industrial & Commercial Bank of China, Ltd., H Shares	2,338,735	1,707,093
Industrial Bank Company, Ltd., Class A	22,200	59,202
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	48,800	12,025
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	6,500	31,684
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Inner Mongolia Yitai Coal Company, Ltd., Class B	37,900	$41,118
iQIYI, Inc., ADR (A)(B)	4,500	92,925
JD.com, Inc., ADR (A)	26,200	793,598
Jiangsu Expressway Company, Ltd., H Shares	41,145	58,558
Jiangsu Hengrui Medicine Company, Ltd., Class A	3,360	32,348
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	1,400	24,847
Jiangxi Copper Company, Ltd., H Shares	54,075	72,067
Kaisa Group Holdings, Ltd. (A)	49,000	24,207
Kingdee International Software Group Company, Ltd.	70,000	75,830
Kingsoft Corp., Ltd. (A)	29,000	62,814
Kweichow Moutai Company, Ltd., Class A	1,300	186,711
KWG Group Holdings, Ltd. (B)	45,000	45,719
Legend Holdings Corp., H Shares (C)	13,600	32,095
Lenovo Group, Ltd.	257,436	199,329
Li Ning Company, Ltd.	70,500	166,720
Logan Property Holdings Company, Ltd.	48,000	77,617
Longfor Group Holdings, Ltd.	59,600	224,716
LONGi Green Energy Technology Company, Ltd., Class A	3,900	13,165
Luxshare Precision Industry Company, Ltd., Class A	4,400	15,954
Luye Pharma Group, Ltd. (C)	23,000	16,681
Luzhou Laojiao Company, Ltd., Class A	1,600	18,875
Maanshan Iron & Steel Company, Ltd., H Shares	34,000	13,521
Meitu, Inc. (A)(B)(C)	61,000	19,687
Meituan Dianping, Class B (A)	35,800	314,442
Metallurgical Corp. of China, Ltd., H Shares	103,000	27,547
Midea Group Company, Ltd., Class A	4,500	34,105
Momo, Inc., ADR	5,200	186,160
Muyuan Foodstuff Company, Ltd., Class A	1,500	12,861
NARI Technology Company, Ltd., Class A (A)	4,900	13,317
NetEase, Inc., ADR	2,800	716,156
New China Life Insurance Company, Ltd., Class A	2,200	17,670
New China Life Insurance Company, Ltd., H Shares	29,500	143,543
New Oriental Education & Technology Group, Inc., ADR (A)	5,100	492,558
NIO, Inc., ADR (A)(B)	13,200	33,660
Noah Holdings, Ltd., ADR (A)	1,000	42,550
PetroChina Company, Ltd., Class A	17,300	17,372
PetroChina Company, Ltd., H Shares	756,261	416,993
PICC Property & Casualty Company, Ltd., H Shares	252,363	272,299
Pinduoduo, Inc., ADR (A)	6,800	140,284
Ping An Bank Company, Ltd., Class A	19,000	38,191
Ping An Insurance Group Company of China, Ltd., Class A	11,600	149,996
Ping An Insurance Group Company of China, Ltd., H Shares	200,290	2,408,462
Poly Developments and Holdings Group Company, Ltd., Class A	12,700	23,635
Postal Savings Bank of China Company, Ltd., H Shares (C)	285,000	169,339
SAIC Motor Corp., Ltd., Class A	6,300	23,419
Sany Heavy Industry Company, Ltd., Class A	8,300	15,832

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Seazen Holdings Company, Ltd., Class A	2,400	$13,936
Semiconductor Manufacturing International Corp. (A)	105,400	117,486
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	72,595
Shanghai Electric Group Company, Ltd., H Shares	144,864	52,484
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	53,003
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	47,499
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	61,143
Shanghai Pudong Development Bank Company, Ltd., Class A	31,400	53,476
Shenwan Hongyuan Group Company, Ltd., Class A	20,100	14,681
Shenzhou International Group Holdings, Ltd.	27,000	372,457
Shui On Land, Ltd.	73,000	16,937
Sihuan Pharmaceutical Holdings Group, Ltd.	175,000	39,499
SINA Corp. (A)	2,300	99,199
Sino-Ocean Group Holding, Ltd.	177,213	75,377
Sinopec Engineering Group Company, Ltd., H Shares	47,000	39,834
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	119,901	47,749
Sinopharm Group Company, Ltd., H Shares	42,800	150,703
Sinotrans, Ltd., H Shares	73,000	26,549
Sinotruk Hong Kong, Ltd.	24,500	42,450
SOHO China, Ltd.	140,000	49,496
Sunac China Holdings, Ltd.	85,000	417,425
Suning.com Company, Ltd., Class A	10,000	16,751
Sunny Optical Technology Group Company, Ltd. (B)	25,400	262,974
TAL Education Group, ADR (A)	12,700	483,870
Tencent Holdings, Ltd.	205,900	9,314,796
Tencent Music Entertainment Group, ADR (A)	3,200	47,968
The People's Insurance Company Group of China, Ltd., H Shares	265,000	103,485
Tingyi Cayman Islands Holding Corp.	76,000	126,965
Tong Ren Tang Technologies Company, Ltd., H Shares	20,000	23,839
TravelSky Technology, Ltd., H Shares	31,000	62,347
Tsingtao Brewery Company, Ltd., H Shares	12,000	76,461
Uni-President China Holdings, Ltd.	46,000	51,239
Vipshop Holdings, Ltd., ADR (A)	15,300	132,039
Want Want China Holdings, Ltd.	243,000	197,612
Weibo Corp., ADR (A)(B)	1,890	82,310
Weichai Power Company, Ltd., H Shares	78,720	133,149
Wens Foodstuffs Group Company, Ltd., Class A	5,700	29,807
Wuliangye Yibin Company, Ltd., Class A	4,200	72,339
WuXi AppTec Company, Ltd., H Shares (C)	3,080	27,006
Wuxi Biologics Cayman, Inc. (A)(B)(C)	19,000	170,459
Xiaomi Corp., Class B (A)(C)	122,800	157,501
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	22,200	24,278
Xinyi Solar Holdings, Ltd.	62,000	30,635
Yangzijiang Shipbuilding Holdings, Ltd.	99,600	112,844
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	$80,410
Yihai International Holding, Ltd. (A)	9,000	46,691
Yonghui Superstores Company, Ltd., Class A	10,200	15,188
Yum China Holdings, Inc.	13,700	632,940
Yuzhou Properties Company, Ltd.	34,000	15,972
YY, Inc., ADR (A)	1,600	111,504
Zhaojin Mining Industry Company, Ltd., H Shares	37,500	42,099
Zhejiang Expressway Company, Ltd., H Shares	49,718	52,402
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	5,900	16,207
Zhongsheng Group Holdings, Ltd.	20,000	55,765
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	94,882
Zijin Mining Group Company, Ltd., H Shares	285,469	116,012
ZTE Corp., Class A (A)	3,700	17,629
ZTE Corp., H Shares (A)	25,887	74,955
ZTO Express Cayman, Inc., ADR	11,400	217,968
		54,010,370
Colombia - 0.1%
Bancolombia SA, ADR	15,325	782,188
Ecopetrol SA, ADR	8,500	155,465
		937,653
Czech Republic - 0.0%
CEZ AS	6,817	164,742
Komercni banka AS	3,440	137,072
Moneta Money Bank AS (C)	22,079	75,665
		377,479
Denmark - 1.1%
A.P. Moller - Maersk A/S, Series A	150	174,443
A.P. Moller - Maersk A/S, Series B	245	304,858
Carlsberg A/S, Class B	3,881	514,998
Chr. Hansen Holding A/S	3,392	319,205
Coloplast A/S, B Shares	4,165	470,807
Danske Bank A/S	26,359	417,614
Demant A/S (A)(B)	5,000	155,626
DSV A/S	6,834	672,944
Genmab A/S (A)	2,092	385,013
H Lundbeck A/S	2,300	91,101
ISS A/S	6,590	199,234
Novo Nordisk A/S, B Shares	61,391	3,135,681
Novozymes A/S, B Shares	8,505	396,561
Orsted A/S (C)	7,108	614,906
Pandora A/S	4,042	143,812
Tryg A/S	4,500	146,432
Vestas Wind Systems A/S	6,994	605,916
		8,749,151
Egypt - 0.0%
Commercial International Bank Egypt SAE	51,581	225,558
Global Telecom Holding SAE (A)	14,348	4,120
		229,678
Finland - 0.7%
Elisa OYJ	6,060	295,807
Fortum OYJ	16,798	371,263
Kone OYJ, B Shares	11,934	704,743
Metso OYJ	4,686	184,423
Neste OYJ	13,164	447,543
Nokia OYJ	153,528	764,691
Nokia OYJ (Helsinki Stock Exchange)	56,247	280,672

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nokian Renkaat OYJ	3,680	$114,928
Nordea Bank ABP	110,405	801,672
Orion OYJ, Class B	3,379	123,911
Sampo OYJ, A Shares	15,692	740,732
Stora Enso OYJ, R Shares	20,482	241,026
UPM-Kymmene OYJ	19,972	531,396
Wartsila OYJ ABP	15,222	221,021
		5,823,828
France - 7.5%
Accor SA	7,381	316,811
Aeroports de Paris	1,190	209,955
Air Liquide SA	15,715	2,198,032
Airbus SE	21,299	3,014,268
Alstom SA	6,025	279,262
Amundi SA (C)	2,415	168,615
Arkema SA	2,540	236,130
Atos SE	3,698	308,957
AXA SA	71,240	1,870,885
BioMerieux	1,782	147,654
BNP Paribas SA	41,233	1,954,663
Bollore SA (B)	32,373	142,843
Bouygues SA	8,158	302,115
Bureau Veritas SA	10,297	254,159
Capgemini SE	6,002	746,248
Carrefour SA (B)	22,690	437,932
Casino Guichard Perrachon SA (B)	2,522	85,886
Cie de Saint-Gobain	18,327	715,665
Cie Generale des Etablissements Michelin SCA	6,369	805,306
CNP Assurances	6,491	147,335
Covivio	1,971	206,229
Credit Agricole SA	43,230	515,852
Danone SA	22,662	1,918,842
Dassault Aviation SA	98	140,898
Dassault Systemes SE	4,895	780,779
Edenred (B)	9,377	477,894
Eiffage SA	3,075	303,901
Electricite de France SA	23,423	295,314
Engie SA (B)	67,799	1,028,070
EssilorLuxottica SA	10,635	1,385,974
Eurazeo SE	2,101	146,402
Eutelsat Communications SA	7,578	141,527
Faurecia SA	2,970	137,754
Gecina SA (B)	1,814	271,524
Getlink SE	18,405	294,820
Hermes International	1,182	852,103
ICADE	1,225	112,219
Iliad SA (B)	1,034	116,116
Imerys SA	1,510	80,022
Ingenico Group SA	2,382	210,810
Ipsen SA	1,496	204,048
JCDecaux SA	2,889	87,482
Kering SA	2,789	1,646,132
Klepierre SA	8,046	269,564
Legrand SA	9,814	717,490
L'Oreal SA	9,234	2,625,487
LVMH Moet Hennessy Louis Vuitton SE	10,138	4,309,923
Natixis SA	35,715	143,810
Orange SA	73,783	1,163,787
Pernod Ricard SA	7,836	1,443,207
Peugeot SA	21,593	531,457
Publicis Groupe SA (B)	8,005	422,511
Remy Cointreau SA	922	132,900
Renault SA	7,048	443,089
Safran SA	12,271	1,795,147
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Sanofi	41,170	$3,558,007
Sartorius Stedim Biotech	1,192	187,958
Schneider Electric SE	19,600	1,773,465
Schneider Electric SE (Euronext London Exchange)	623	56,734
SCOR SE	6,432	281,971
SEB SA	927	166,769
Societe BIC SA (B)	1,178	89,734
Societe Generale SA (B)	31,364	791,608
Sodexo SA	3,211	375,393
Suez	15,173	218,938
Teleperformance	2,217	443,989
Thales SA	4,046	499,771
TOTAL SA	84,799	4,756,697
Ubisoft Entertainment SA (A)	3,042	237,911
Unibail-Rodamco-Westfield (B)	3,595	538,558
Unibail-Rodamco-Westfield, Chess Depositary Interest	27,093	195,614
Valeo SA	9,342	304,138
Veolia Environnement SA	20,459	498,185
Vinci SA	18,656	1,905,257
Vivendi SA (B)	32,611	894,934
Wendel SA	1,176	160,321
Worldline SA (A)(C)	2,944	213,895
		57,845,652
Germany - 5.4%
1&1 Drillisch AG (B)	1,851	61,762
adidas AG	6,525	2,018,640
Allianz SE	15,355	3,703,262
Axel Springer SE	1,955	137,500
BASF SE	33,222	2,416,875
Bayer AG	33,577	2,328,911
Bayerische Motoren Werke AG	11,858	876,513
Beiersdorf AG	3,796	455,164
Brenntag AG	5,855	287,290
Carl Zeiss Meditec AG, Bearer Shares	1,435	141,535
Commerzbank AG	37,723	270,901
Continental AG	4,026	586,262
Covestro AG (C)	5,968	303,828
Daimler AG	32,896	1,834,670
Delivery Hero SE (A)(C)	3,273	148,569
Deutsche Bank AG	73,967	570,364
Deutsche Boerse AG	7,052	995,531
Deutsche Lufthansa AG	9,032	154,861
Deutsche Post AG	35,784	1,177,180
Deutsche Telekom AG	120,571	2,088,851
Deutsche Wohnen SE	13,435	492,301
E.ON SE	80,904	877,818
Evonik Industries AG	6,743	196,477
Fraport AG Frankfurt Airport Services Worldwide	1,636	140,819
Fresenius Medical Care AG & Company KGaA	7,874	618,371
Fresenius SE & Company KGaA	15,091	819,441
GEA Group AG	7,004	198,778
Hannover Rueck SE	2,322	375,452
HeidelbergCement AG	5,549	449,055
Henkel AG & Company KGaA	3,884	356,968
HOCHTIEF AG	894	108,870
HUGO BOSS AG	2,319	154,552
Infineon Technologies AG (B)	40,746	724,044
Innogy SE (C)	5,057	239,800
KION Group AG	2,424	153,296
Knorr-Bremse AG	1,725	192,420
LANXESS AG	3,216	190,997

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Merck KGaA	4,647	$485,385
METRO AG (B)	6,304	115,191
MTU Aero Engines AG	1,881	448,638
Muenchener Rueckversicherungs-Gesellschaft AG	5,410	1,356,058
Puma SE	3,000	200,218
RWE AG	19,786	488,231
SAP SE	35,553	4,874,027
Siemens AG	27,664	3,293,547
Siemens Healthineers AG (B)(C)	5,866	247,181
Symrise AG	4,676	450,253
Telefonica Deutschland Holding AG	32,281	90,285
thyssenkrupp AG (B)	16,095	234,999
TUI AG	18,061	177,334
Uniper SE	7,281	220,628
United Internet AG	4,503	148,356
Volkswagen AG	1,264	216,809
Vonovia SE	18,291	873,758
Wirecard AG	4,386	740,429
Zalando SE (A)(C)	4,151	183,792
		41,693,047
Greece - 0.1%
Alpha Bank AE (A)	53,207	106,521
Eurobank Ergasias SA (A)	92,602	91,146
FF Group (A)(E)	1,869	4,250
Hellenic Telecommunications Organization SA	8,503	125,629
JUMBO SA	5,651	109,374
OPAP SA	8,113	91,000
Titan Cement Company SA	2,489	48,436
		576,356
Hong Kong - 3.5%
AIA Group, Ltd.	432,600	4,671,605
Alibaba Health Information Technology, Ltd. (A)	122,000	116,927
Alibaba Pictures Group, Ltd. (A)	500,000	107,516
ASM Pacific Technology, Ltd.	10,700	109,701
Beijing Enterprises Holdings, Ltd.	19,786	100,577
Beijing Enterprises Water Group, Ltd. (A)	198,000	117,682
BOC Hong Kong Holdings, Ltd.	134,328	528,869
Brilliance China Automotive Holdings, Ltd.	108,000	119,436
China Agri-Industries Holdings, Ltd.	48,000	15,438
China Ding Yi Feng Holdings, Ltd. (E)	32,000	80,433
China Education Group Holdings, Ltd.	12,000	18,783
China Everbright International, Ltd.	117,851	108,852
China Everbright, Ltd.	32,216	47,618
China First Capital Group, Ltd. (A)	112,000	33,407
China Gas Holdings, Ltd. (B)	74,000	274,984
China Jinmao Holdings Group, Ltd.	224,000	136,253
China Mengniu Dairy Company, Ltd. (A)	98,004	379,974
China Merchants Port Holdings Company, Ltd.	44,745	76,142
China Mobile, Ltd.	220,530	2,007,631
China Overseas Land & Investment, Ltd. (B)	142,882	527,336
China Power International Development, Ltd.	88,000	21,505
China Resources Beer Holdings Company, Ltd.	65,979	313,455
China Resources Cement Holdings, Ltd.	88,000	85,198
China Resources Gas Group, Ltd.	36,000	178,765
China Resources Land, Ltd.	110,964	488,551
China Resources Power Holdings Company, Ltd.	68,244	99,544
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China State Construction International Holdings, Ltd. (B)	71,250	$73,185
China Taiping Insurance Holdings Company, Ltd.	60,500	162,063
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	38,911
China Unicom Hong Kong, Ltd.	215,982	236,155
CITIC, Ltd.	207,967	299,326
CK Asset Holdings, Ltd.	92,665	725,945
CK Hutchison Holdings, Ltd.	96,663	953,460
CK Infrastructure Holdings, Ltd.	24,772	201,899
CLP Holdings, Ltd.	59,900	660,086
COSCO SHIPPING Ports, Ltd.	95,728	94,460
Dairy Farm International Holdings, Ltd.	12,000	85,775
Far East Horizon, Ltd.	89,000	91,038
Fullshare Holdings, Ltd. (A)(B)	242,400	15,063
Galaxy Entertainment Group, Ltd.	86,000	578,522
Guangdong Investment, Ltd.	99,220	196,178
Haier Electronics Group Company, Ltd. (A)	45,000	124,867
Hang Lung Properties, Ltd.	74,326	176,823
Hang Seng Bank, Ltd.	27,819	692,428
Henderson Land Development Company, Ltd.	55,324	305,019
HK Electric Investments & HK Electric Investments, Ltd.	88,500	90,617
HKT Trust & HKT, Ltd.	145,233	230,545
Hong Kong & China Gas Company, Ltd.	359,122	796,140
Hong Kong Exchanges & Clearing, Ltd.	42,177	1,490,539
Hongkong Land Holdings, Ltd.	44,100	284,256
Hutchison China MediTech, Ltd., ADR (A)(B)	1,900	41,800
Hysan Development Company, Ltd.	24,415	126,156
Jardine Matheson Holdings, Ltd.	8,000	504,584
Jardine Strategic Holdings, Ltd.	8,100	309,074
Kerry Properties, Ltd.	21,438	90,051
Kingboard Holdings, Ltd.	22,500	62,666
Kingboard Laminates Holdings, Ltd.	21,500	19,726
Kunlun Energy Company, Ltd.	118,000	103,029
Lee & Man Paper Manufacturing, Ltd.	56,000	39,179
Link REIT	77,244	950,519
Melco Resorts & Entertainment, Ltd., ADR	9,485	206,014
MTR Corp., Ltd.	52,105	350,971
New World Development Company, Ltd.	230,475	360,502
Nine Dragons Paper Holdings, Ltd.	81,000	71,886
NWS Holdings, Ltd.	58,117	119,533
PCCW, Ltd. (B)	181,876	104,956
Power Assets Holdings, Ltd.	49,082	353,098
Shanghai Industrial Holdings, Ltd.	33,930	73,568
Shangri-La Asia, Ltd.	70,102	88,285
Shenzhen International Holdings, Ltd.	35,084	69,711
Shenzhen Investment, Ltd.	116,000	42,817
Shimao Property Holdings, Ltd.	64,000	194,980
Sino Biopharmaceutical, Ltd.	249,000	254,746
Sino Land Company, Ltd.	122,951	206,198
SJM Holdings, Ltd.	83,000	94,382
SSY Group, Ltd.	54,000	48,815
Sun Art Retail Group, Ltd.	86,000	81,501
Sun Hung Kai Properties, Ltd.	57,130	969,214
Swire Pacific, Ltd., Class A (B)	18,163	223,173
Swire Properties, Ltd.	43,628	176,376
Techtronic Industries Company, Ltd.	49,000	375,381
The Bank of East Asia, Ltd.	43,961	122,933
The Wharf Holdings, Ltd.	46,876	124,238
Towngas China Company, Ltd. (A)	20,000	14,407

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Vitasoy International Holdings, Ltd.	26,000	$125,033
WH Group, Ltd. (C)	327,303	332,014
Wharf Real Estate Investment Company, Ltd.	46,876	330,355
Wheelock & Company, Ltd.	29,000	208,238
Yue Yuen Industrial Holdings, Ltd.	31,567	86,583
Yuexiu Property Company, Ltd.	244,000	55,302
		27,481,476
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	12,392	137,566
OTP Bank Nyrt	9,034	359,747
Richter Gedeon NYRT	4,794	88,409
		585,722
India - 2.2%
Adani Ports & Special Economic Zone, Ltd.	28,840	171,380
Ambuja Cements, Ltd.	22,913	70,646
Ashok Leyland, Ltd.	52,290	66,219
Asian Paints, Ltd.	10,113	199,027
Aurobindo Pharma, Ltd.	9,153	80,658
Avenue Supermarts, Ltd. (A)(C)	4,471	90,431
Axis Bank, Ltd. (A)	65,325	766,088
Bajaj Auto, Ltd.	2,923	119,953
Bajaj Finance, Ltd.	5,420	289,298
Bajaj Finserv, Ltd.	1,261	156,204
Bharat Forge, Ltd.	9,316	60,609
Bharat Petroleum Corp., Ltd.	27,177	153,629
Bharti Airtel, Ltd.	54,095	271,548
Bharti Infratel, Ltd.	15,904	61,360
Bosch, Ltd.	253	59,966
Britannia Industries, Ltd.	2,012	80,067
Cipla, Ltd.	12,134	97,059
Coal India, Ltd.	24,417	89,569
Dabur India, Ltd.	17,709	102,405
Divi's Laboratories, Ltd.	2,856	66,096
Dr. Reddy's Laboratories, Ltd., ADR	6,754	253,072
Eicher Motors, Ltd.	425	117,725
GAIL India, Ltd., GDR	4,977	134,434
Glenmark Pharmaceuticals, Ltd.	4,541	29,113
Godrej Consumer Products, Ltd.	11,997	115,278
Grasim Industries, Ltd.	10,574	140,128
Havells India, Ltd.	11,177	126,845
HCL Technologies, Ltd.	18,977	293,050
Hero MotoCorp, Ltd.	1,675	62,860
Hindalco Industries, Ltd.	41,886	125,710
Hindustan Petroleum Corp., Ltd.	20,412	85,119
Hindustan Unilever, Ltd.	25,000	648,100
Housing Development Finance Corp., Ltd.	57,455	1,826,291
ICICI Bank, Ltd., ADR	52,063	655,473
ICICI Lombard General Insurance Company, Ltd. (C)	4,861	78,087
Indiabulls Housing Finance, Ltd.	10,065	88,471
Indian Oil Corp., Ltd.	38,494	86,657
Infosys, Ltd., ADR	120,208	1,286,226
ITC, Ltd.	113,026	448,112
JSW Steel, Ltd.	33,031	132,343
Larsen & Toubro, Ltd.	16,660	376,447
LIC Housing Finance, Ltd.	9,991	80,909
Lupin, Ltd.	7,740	84,413
Mahindra & Mahindra Financial Services, Ltd.	12,958	72,522
Mahindra & Mahindra, Ltd., GDR	23,120	214,909
Marico, Ltd.	14,917	80,010
Maruti Suzuki India, Ltd.	3,626	343,492
Motherson Sumi Systems, Ltd.	37,306	66,055
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Nestle India, Ltd.	776	$134,073
NTPC, Ltd.	66,405	135,694
Oil & Natural Gas Corp., Ltd.	90,136	219,384
Page Industries, Ltd.	194	58,278
Petronet LNG, Ltd.	21,320	75,960
Piramal Enterprises, Ltd.	2,660	75,005
Power Grid Corp. of India, Ltd.	55,842	166,600
REC, Ltd.	22,831	54,582
Reliance Capital, Ltd., GDR (C)	4,327	4,144
Reliance Industries, Ltd. (A)	10,985	199,489
Reliance Industries, Ltd., GDR (A)(C)	45,832	1,656,889
Shree Cement, Ltd.	276	86,686
Shriram Transport Finance Company, Ltd.	4,949	77,430
State Bank of India, GDR (A)	5,224	270,561
Sun Pharmaceutical Industries, Ltd.	29,344	170,716
Tata Consultancy Services, Ltd.	33,074	1,067,663
Tata Motors, Ltd., ADR (A)	16,666	194,659
Tata Steel, Ltd., GDR	11,000	79,613
Tech Mahindra, Ltd.	18,378	188,413
The Tata Power Company, Ltd.	38,886	38,883
Titan Company, Ltd.	10,263	198,019
UltraTech Cement, Ltd.	2,054	135,243
UltraTech Cement, Ltd., GDR (B)	1,026	67,717
United Spirits, Ltd. (A)	10,125	85,785
UPL, Ltd.	10,066	137,235
Vedanta, Ltd., ADR	13,934	141,709
Vodafone Idea, Ltd. (A)	139,098	24,374
Wipro, Ltd., ADR	87,330	378,139
Yes Bank, Ltd.	54,720	85,964
Zee Entertainment Enterprises, Ltd.	20,071	98,093
		17,411,063
Indonesia - 0.6%
Adaro Energy Tbk PT	315,000	30,367
Astra International Tbk PT	679,000	358,127
Bank Central Asia Tbk PT	360,900	765,857
Bank Mandiri Persero Tbk PT	715,674	406,323
Bank Negara Indonesia Persero Tbk PT	276,500	180,141
Bank Rakyat Indonesia Persero Tbk PT	1,930,000	595,839
Berlian Laju Tanker Tbk PT (A)	123,800	438
Bumi Serpong Damai Tbk PT (A)	429,500	46,643
Charoen Pokphand Indonesia Tbk PT	276,000	92,448
Gudang Garam Tbk PT	26,000	141,531
Hanjaya Mandala Sampoerna Tbk PT	362,500	80,690
Indah Kiat Pulp & Paper Corp. Tbk PT	97,300	64,675
Indocement Tunggal Prakarsa Tbk PT	53,500	75,611
Indofood CBP Sukses Makmur Tbk PT	114,400	82,227
Indofood Sukses Makmur Tbk PT	147,500	73,348
Jasa Marga Persero Tbk PT	123,300	49,932
Kalbe Farma Tbk PT	855,000	88,293
Pakuwon Jati Tbk PT	1,217,900	62,917
Perusahaan Gas Negara Tbk PT	480,500	71,774
Semen Indonesia Persero Tbk PT	111,000	90,916
Surya Citra Media Tbk PT	339,000	38,663
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	566,388
Telekomunikasi Indonesia Persero Tbk PT, ADR	358	10,468
Unilever Indonesia Tbk PT	66,500	211,966
United Tractors Tbk PT	55,279	110,295
		4,295,877
Ireland - 0.5%
AerCap Holdings NV (A)	5,178	269,308
AIB Group PLC	28,431	116,336
Bank of Ireland Group PLC	28,441	147,946
CRH PLC	30,535	998,105
DCC PLC	3,819	340,700

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Flutter Entertainment PLC	2,701	$203,070
Irish Bank Resolution Corp., Ltd. (A)(E)	38,483	0
James Hardie Industries PLC, Chess Depositary Interest	15,679	206,401
Kerry Group PLC (London Stock Exchange), Class A	5,738	685,112
Kingspan Group PLC	5,492	298,667
Smurfit Kappa Group PLC	8,017	242,617
		3,508,262
Isle of Man - 0.0%
GVC Holdings PLC	22,751	188,593
Israel - 0.4%
Azrieli Group, Ltd.	1,424	95,554
Bank Hapoalim BM (A)	35,772	265,651
Bank Leumi Le-Israel BM	54,437	393,473
Check Point Software Technologies, Ltd. (A)	4,816	556,778
CyberArk Software, Ltd. (A)	1,300	166,192
Elbit Systems, Ltd.	787	117,422
Israel Chemicals, Ltd.	16,931	89,073
Israel Discount Bank, Ltd., Class A	41,515	169,273
Mizrahi Tefahot Bank, Ltd. (A)	5,543	128,044
Nice, Ltd. (A)	1,954	267,494
Teva Pharmaceutical Industries, Ltd. (A)	33,126	303,654
Wix.com, Ltd. (A)	1,600	227,360
		2,779,968
Italy - 1.3%
Assicurazioni Generali SpA	44,210	832,368
Atlantia SpA (B)	17,752	462,907
Davide Campari-Milano SpA	20,278	198,657
Enel SpA	289,660	2,020,596
Eni SpA	90,809	1,509,911
Ferrari NV	4,346	704,659
FinecoBank Banca Fineco SpA	18,459	205,919
Intesa Sanpaolo SpA	533,162	1,141,394
Leonardo SpA	15,427	195,715
Mediobanca Banca di Credito Finanziario SpA	22,013	226,994
Moncler SpA	6,366	272,855
Pirelli & C. SpA (C)	14,232	84,010
Poste Italiane SpA (C)	17,531	184,736
Prysmian SpA	8,366	172,856
Recordati SpA	3,480	145,047
Snam SpA	82,228	409,070
Telecom Italia SpA (A)	424,333	231,667
Telecom Italia SpA	233,394	121,016
Terna Rete Elettrica Nazionale SpA	57,188	364,380
UniCredit SpA	71,728	882,888
		10,367,645
Japan - 15.7%
ABC-Mart, Inc.	1,400	91,304
Acom Company, Ltd.	18,200	65,679
Advantest Corp.	7,100	195,469
Aeon Company, Ltd.	22,200	382,050
AEON Financial Service Company, Ltd.	4,800	77,471
Aeon Mall Company, Ltd.	3,300	49,724
AGC, Inc.	6,500	225,172
Air Water, Inc.	5,000	85,842
Aisin Seiki Company, Ltd.	6,200	213,870
Ajinomoto Company, Inc.	16,300	282,785
Alfresa Holdings Corp.	7,700	190,430
Alps Alpine Company, Ltd.	7,400	125,323
Amada Holdings Company, Ltd.	12,000	135,639
ANA Holdings, Inc.	4,100	135,900
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aozora Bank, Ltd.	3,900	$93,774
Asahi Group Holdings, Ltd.	13,700	616,756
Asahi Intecc Company, Ltd.	7,000	173,034
Asahi Kasei Corp.	46,400	496,042
Astellas Pharma, Inc.	69,900	996,129
Bandai Namco Holdings, Inc.	7,499	363,886
Benesse Holdings, Inc.	2,400	56,010
Bridgestone Corp. (B)	22,700	895,491
Brother Industries, Ltd.	8,700	164,790
Calbee, Inc.	3,800	102,630
Canon, Inc. (B)	37,100	1,086,402
Casio Computer Company, Ltd.	6,700	83,536
Central Japan Railway Company	5,200	1,042,642
Chubu Electric Power Company, Inc.	21,700	304,827
Chugai Pharmaceutical Company, Ltd.	8,200	537,041
Coca-Cola Bottlers Japan Holdings, Inc. (B)	4,700	119,211
Concordia Financial Group, Ltd.	39,100	145,928
Credit Saison Company, Ltd.	5,000	58,681
CyberAgent, Inc. (B)	3,600	131,192
Dai Nippon Printing Company, Ltd.	9,800	209,301
Daicel Corp.	10,034	89,422
Daifuku Company, Ltd.	4,000	225,933
Dai-ichi Life Holdings, Inc.	39,400	596,112
Daiichi Sankyo Company, Ltd.	21,100	1,106,600
Daikin Industries, Ltd.	9,000	1,178,450
Daito Trust Construction Company, Ltd.	2,800	357,087
Daiwa House Industry Company, Ltd.	20,200	590,259
Daiwa House REIT Investment Corp.	78	188,279
Daiwa Securities Group, Inc.	59,900	262,988
Denso Corp.	15,600	657,791
Dentsu, Inc.	8,400	293,777
Disco Corp.	1,000	165,016
East Japan Railway Company	11,000	1,030,082
Eisai Company, Ltd.	9,000	510,086
Electric Power Development Company, Ltd.	5,200	118,332
FamilyMart UNY Holdings Company, Ltd.	8,800	210,096
FANUC Corp.	7,200	1,337,852
Fast Retailing Company, Ltd.	2,100	1,271,127
Fuji Electric Company, Ltd.	4,600	159,421
FUJIFILM Holdings Corp.	13,800	700,623
Fujitsu, Ltd.	7,500	524,147
Fukuoka Financial Group, Inc.	5,800	106,218
GMO Payment Gateway, Inc.	1,500	103,661
Hakuhodo DY Holdings, Inc.	9,300	157,083
Hamamatsu Photonics KK	5,400	210,961
Hankyu Hanshin Holdings, Inc.	8,400	301,411
Hikari Tsushin, Inc.	800	174,773
Hino Motors, Ltd.	10,000	84,402
Hirose Electric Company, Ltd.	1,223	136,851
Hisamitsu Pharmaceutical Company, Inc.	2,000	79,262
Hitachi Chemical Company, Ltd.	3,700	100,846
Hitachi Construction Machinery Company, Ltd.	4,100	107,263
Hitachi High-Technologies Corp.	2,800	143,946
Hitachi Metals, Ltd.	9,000	102,057
Hitachi, Ltd.	35,800	1,317,179
Honda Motor Company, Ltd.	60,000	1,551,527
Hoshizaki Corp.	1,900	141,685
Hoya Corp.	13,700	1,052,903
Hulic Company, Ltd.	10,700	86,143
Idemitsu Kosan Company, Ltd.	7,206	217,945
IHI Corp.	5,700	137,798
Iida Group Holdings Company, Ltd.	5,000	80,949

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Inpex Corp.	36,700	$332,624
Isetan Mitsukoshi Holdings, Ltd.	12,219	99,189
Isuzu Motors, Ltd.	21,600	246,695
ITOCHU Corp.	50,200	961,683
Itochu Techno-Solutions Corp.	3,400	87,408
J Front Retailing Company, Ltd.	9,000	103,395
Japan Airlines Company, Ltd.	4,000	127,663
Japan Airport Terminal Company, Ltd.	1,500	64,153
Japan Exchange Group, Inc.	19,900	316,944
Japan Post Bank Company, Ltd.	14,000	142,263
Japan Post Holdings Company, Ltd.	56,400	638,731
Japan Prime Realty Investment Corp.	28	121,352
Japan Real Estate Investment Corp.	47	286,080
Japan Retail Fund Investment Corp.	93	188,102
Japan Tobacco, Inc. (B)	39,800	877,338
JFE Holdings, Inc.	18,300	269,464
JGC Corp.	7,000	95,767
JSR Corp.	6,500	102,962
JTEKT Corp.	7,300	88,762
JXTG Holdings, Inc.	116,611	581,178
Kajima Corp.	16,500	226,949
Kakaku.com, Inc.	5,000	96,702
Kamigumi Company, Ltd.	4,500	106,712
Kaneka Corp.	2,165	81,626
Kansai Paint Company, Ltd.	7,000	147,113
Kao Corp.	18,000	1,373,479
Kawasaki Heavy Industries, Ltd.	5,000	117,921
KDDI Corp.	65,400	1,664,213
Keihan Holdings Company, Ltd.	3,400	148,341
Keikyu Corp.	8,900	153,461
Keio Corp.	4,100	270,204
Keisei Electric Railway Company, Ltd.	4,800	175,080
Keyence Corp.	3,298	2,033,951
Kikkoman Corp.	5,200	226,753
Kintetsu Group Holdings Company, Ltd.	6,200	297,243
Kirin Holdings Company, Ltd.	30,900	667,209
Kobayashi Pharmaceutical Company, Ltd.	1,800	129,140
Kobe Steel, Ltd.	10,500	68,919
Koito Manufacturing Company, Ltd.	4,000	214,066
Komatsu, Ltd.	33,200	806,023
Konami Holdings Corp.	3,700	174,043
Konica Minolta, Inc.	18,700	182,205
Kose Corp.	1,100	185,660
Kubota Corp.	35,200	588,069
Kuraray Company, Ltd.	13,300	159,323
Kurita Water Industries, Ltd.	3,500	87,202
Kyocera Corp.	11,500	753,523
Kyowa Hakko Kirin Company, Ltd.	9,473	170,926
Kyushu Electric Power Company, Inc.	16,000	157,190
Kyushu Railway Company	5,700	166,285
Lawson, Inc.	1,900	91,279
LINE Corp. (A)	2,600	73,126
Lion Corp.	8,000	149,242
LIXIL Group Corp.	10,300	163,389
M3, Inc.	14,800	271,593
Makita Corp.	8,700	297,040
Marubeni Corp.	57,400	381,007
Marui Group Company, Ltd.	7,600	154,988
Maruichi Steel Tube, Ltd.	2,300	64,007
Mazda Motor Corp.	20,300	210,134
McDonald's Holdings Company Japan, Ltd. (B)	2,600	114,711
Mebuki Financial Group, Inc.	29,510	77,113
Medipal Holdings Corp.	6,090	134,702
MEIJI Holdings Company, Ltd.	4,500	321,755
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
MINEBEA MITSUMI, Inc.	13,900	$236,822
MISUMI Group, Inc.	10,700	269,713
Mitsubishi Chemical Holdings Corp.	45,700	319,960
Mitsubishi Corp.	49,900	1,318,627
Mitsubishi Electric Corp.	67,900	897,644
Mitsubishi Estate Company, Ltd.	44,300	825,639
Mitsubishi Gas Chemical Company, Inc.	5,814	77,765
Mitsubishi Heavy Industries, Ltd.	10,800	471,010
Mitsubishi Materials Corp.	3,900	111,106
Mitsubishi Motors Corp.	24,700	118,637
Mitsubishi Tanabe Pharma Corp.	8,800	97,932
Mitsubishi UFJ Financial Group, Inc.	431,000	2,052,842
Mitsubishi UFJ Lease & Finance Company, Ltd.	17,600	93,525
Mitsui & Company, Ltd.	61,500	1,003,858
Mitsui Chemicals, Inc.	6,800	168,942
Mitsui Fudosan Company, Ltd.	32,300	785,025
Mitsui OSK Lines, Ltd.	4,700	112,861
Mizuho Financial Group, Inc.	890,000	1,294,173
MonotaRO Company, Ltd.	4,500	110,233
MS&AD Insurance Group Holdings, Inc.	17,100	543,548
Murata Manufacturing Company, Ltd.	20,000	900,415
Nabtesco Corp.	3,900	108,954
Nagoya Railroad Company, Ltd.	7,500	207,705
NEC Corp.	9,500	374,880
Nexon Company, Ltd. (A)	16,000	233,754
NGK Insulators, Ltd.	9,000	131,618
NGK Spark Plug Company, Ltd.	6,300	118,524
NH Foods, Ltd.	3,119	133,727
Nidec Corp.	8,300	1,139,880
Nikon Corp.	12,400	176,323
Nintendo Company, Ltd.	4,100	1,504,285
Nippon Building Fund, Inc.	48	328,780
Nippon Electric Glass Company, Ltd.	2,800	71,165
Nippon Express Company, Ltd.	2,900	154,570
Nippon Paint Holdings Company, Ltd. (B)	5,200	202,440
Nippon Prologis REIT, Inc.	60	138,592
Nippon Steel Corp.	30,600	526,627
Nippon Telegraph & Telephone Corp.	23,900	1,113,494
Nippon Yusen KK	5,500	88,519
Nissan Chemical Corp.	4,600	207,819
Nissan Motor Company, Ltd.	83,900	600,931
Nisshin Seifun Group, Inc.	7,400	169,007
Nissin Foods Holdings Company, Ltd.	2,200	141,904
Nitori Holdings Company, Ltd.	2,900	384,837
Nitto Denko Corp.	6,400	316,778
Nomura Holdings, Inc.	123,700	437,920
Nomura Real Estate Holdings, Inc.	4,500	96,926
Nomura Real Estate Master Fund, Inc.	151	232,220
Nomura Research Institute, Ltd.	12,246	196,931
NSK, Ltd.	13,215	118,120
NTT Data Corp.	22,500	300,422
NTT DOCOMO, Inc.	49,500	1,154,931
Obayashi Corp.	25,900	255,858
Obic Company, Ltd.	2,600	295,478
Odakyu Electric Railway Company, Ltd.	10,900	267,110
Oji Holdings Corp.	30,000	173,778
Olympus Corp.	44,400	494,123
Omron Corp.	7,100	372,367
Ono Pharmaceutical Company, Ltd.	15,100	271,495
Oracle Corp. Japan	1,500	109,824
Oriental Land Company, Ltd.	7,500	930,436
ORIX Corp.	47,800	714,366
Osaka Gas Company, Ltd.	13,800	240,837
Otsuka Corp.	3,800	153,243

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Otsuka Holdings Company, Ltd.	13,900	$454,207
Pan Pacific International Holdings Corp.	4,500	286,108
Panasonic Corp.	79,100	660,735
Park24 Company, Ltd.	4,100	95,725
PeptiDream, Inc. (A)	3,300	169,495
Persol Holdings Company, Ltd.	6,200	146,172
Pigeon Corp.	4,100	165,336
Pola Orbis Holdings, Inc.	3,200	89,671
Rakuten, Inc.	32,500	388,542
Recruit Holdings Company, Ltd.	42,500	1,422,980
Renesas Electronics Corp. (A)	29,900	148,745
Resona Holdings, Inc.	78,000	325,384
Ricoh Company, Ltd.	24,000	240,101
Rinnai Corp.	1,200	76,441
Rohm Company, Ltd.	3,400	229,078
Ryohin Keikaku Company, Ltd.	900	163,066
Sankyo Company, Ltd.	1,900	68,890
Santen Pharmaceutical Company, Ltd.	14,000	232,752
SBI Holdings, Inc.	9,613	238,770
Secom Company, Ltd.	7,900	680,742
Sega Sammy Holdings, Inc.	6,900	84,005
Seibu Holdings, Inc.	9,500	158,590
Seiko Epson Corp.	11,600	183,793
Sekisui Chemical Company, Ltd.	13,400	201,767
Sekisui House, Ltd.	22,200	365,781
Seven & i Holdings Company, Ltd.	28,000	948,679
Seven Bank, Ltd.	20,400	53,462
SG Holdings Company, Ltd.	3,500	99,520
Sharp Corp. (A)	9,700	106,998
Shimadzu Corp.	8,000	196,945
Shimamura Company, Ltd.	700	52,406
Shimano, Inc.	2,800	417,229
Shimizu Corp.	20,000	166,523
Shin-Etsu Chemical Company, Ltd.	13,100	1,225,661
Shinsei Bank, Ltd.	5,600	87,149
Shionogi & Company, Ltd.	10,400	600,942
Shiseido Company, Ltd.	14,100	1,066,478
Showa Denko KK (B)	4,800	142,047
SMC Corp.	2,100	787,238
Softbank Corp.	62,700	814,527
SoftBank Group Corp.	60,400	2,909,186
Sohgo Security Services Company, Ltd.	2,900	134,044
Sompo Holdings, Inc.	11,300	437,102
Sony Corp.	46,600	2,448,829
Sony Financial Holdings, Inc.	7,400	178,083
Stanley Electric Company, Ltd.	5,300	130,682
Subaru Corp.	22,300	542,942
SUMCO Corp. (B)	8,200	97,744
Sumitomo Chemical Company, Ltd.	56,000	260,755
Sumitomo Corp.	40,200	610,561
Sumitomo Dainippon Pharma Company, Ltd.	5,300	100,899
Sumitomo Electric Industries, Ltd.	29,000	381,716
Sumitomo Heavy Industries, Ltd.	4,002	138,261
Sumitomo Metal Mining Company, Ltd.	8,500	254,801
Sumitomo Mitsui Financial Group, Inc.	48,000	1,701,393
Sumitomo Mitsui Trust Holdings, Inc.	12,700	461,412
Sumitomo Realty & Development Company, Ltd.	13,000	465,072
Sumitomo Rubber Industries, Ltd.	7,100	82,234
Sundrug Company, Ltd.	2,400	65,090
Suntory Beverage & Food, Ltd.	5,000	217,410
Suzuken Company, Ltd.	2,640	155,136
Suzuki Motor Corp.	12,600	592,781
Sysmex Corp.	6,000	392,521
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
T&D Holdings, Inc.	19,900	$216,582
Taiheiyo Cement Corp.	4,200	127,515
Taisei Corp.	8,300	302,340
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	92,431
Taiyo Nippon Sanso Corp.	4,600	97,938
Takeda Pharmaceutical Company, Ltd.	54,476	1,937,866
TDK Corp.	4,700	366,102
Teijin, Ltd.	6,400	109,341
Terumo Corp.	21,800	651,241
The Bank of Kyoto, Ltd.	1,900	73,663
The Chiba Bank, Ltd.	21,600	105,775
The Chugoku Electric Power Company, Inc. (B)	10,000	126,108
The Kansai Electric Power Company, Inc.	27,200	311,804
The Shizuoka Bank, Ltd.	17,000	125,540
The Yokohama Rubber Company, Ltd.	5,000	92,059
THK Company, Ltd.	5,200	125,078
Tobu Railway Company, Ltd.	7,800	227,638
Toho Company, Ltd.	4,067	173,271
Toho Gas Company, Ltd.	2,800	103,243
Tohoku Electric Power Company, Inc.	16,600	167,974
Tokio Marine Holdings, Inc.	24,000	1,204,209
Tokyo Century Corp.	1,500	63,476
Tokyo Electric Power Company Holdings, Inc. (A)	51,500	268,988
Tokyo Electron, Ltd.	5,800	815,221
Tokyo Gas Company, Ltd.	13,900	327,650
Tokyu Corp.	17,900	317,810
Tokyu Fudosan Holdings Corp.	26,400	146,103
Toppan Printing Company, Ltd.	10,300	156,625
Toray Industries, Inc.	49,500	376,075
Toshiba Corp.	19,900	620,378
Tosoh Corp.	9,300	131,176
TOTO, Ltd.	5,400	213,852
Toyo Seikan Group Holdings, Ltd.	5,500	109,355
Toyo Suisan Kaisha, Ltd.	3,600	148,388
Toyoda Gosei Company, Ltd.	2,466	48,194
Toyota Industries Corp.	5,200	286,794
Toyota Motor Corp.	81,480	5,056,962
Toyota Tsusho Corp.	7,900	239,977
Trend Micro, Inc.	4,300	192,141
Tsuruha Holdings, Inc.	1,300	120,566
Unicharm Corp.	14,600	440,169
United Urban Investment Corp.	114	191,081
USS Company, Ltd.	7,770	153,497
Welcia Holdings Company, Ltd.	1,700	69,359
West Japan Railway Company	5,900	477,519
Yahoo Japan Corp.	102,600	301,803
Yakult Honsha Company, Ltd.	4,743	279,926
Yamada Denki Company, Ltd.	22,400	99,135
Yamaha Corp.	4,900	233,227
Yamaha Motor Company, Ltd.	10,100	180,021
Yamato Holdings Company, Ltd.	11,000	224,219
Yamazaki Baking Company, Ltd.	4,000	60,563
Yaskawa Electric Corp. (B)	9,000	307,773
Yokogawa Electric Corp.	9,386	184,741
ZOZO, Inc.	7,300	136,999
		121,488,264
Luxembourg - 0.2%
ArcelorMittal	24,275	434,231
Aroundtown SA	27,728	228,761
Eurofins Scientific SE (B)	430	189,742
Millicom International Cellular SA	2,582	145,345
Reinet Investments SCA	5,229	84,272

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
RTL Group SA	1,422	$72,781
SES SA	14,498	226,407
Tenaris SA	16,418	215,335
		1,596,874
Macau - 0.1%
MGM China Holdings, Ltd.	35,912	61,007
Sands China, Ltd.	89,600	428,025
Wynn Macau, Ltd.	61,415	137,487
		626,519
Malaysia - 0.6%
AirAsia Group BHD	21,700	14,332
Alliance Bank Malaysia BHD	53,600	48,802
AMMB Holdings BHD	59,087	60,475
Axiata Group BHD	100,407	121,081
British American Tobacco Malaysia BHD	4,300	29,934
CIMB Group Holdings BHD	182,907	238,248
Dialog Group BHD	166,000	131,191
DiGi.Com BHD	110,800	135,344
Gamuda BHD	72,333	65,744
Genting BHD	72,900	119,523
Genting Malaysia BHD	105,700	82,940
Genting Plantations BHD	15,000	36,319
HAP Seng Consolidated BHD	30,200	72,760
Hartalega Holdings BHD	60,200	76,347
Hong Leong Bank BHD	23,269	107,052
Hong Leong Financial Group BHD	6,104	27,372
IHH Healthcare BHD	108,100	151,829
IJM Corp. BHD	87,420	50,730
IOI Corp. BHD	114,466	117,734
Kuala Lumpur Kepong BHD	17,150	101,922
Malayan Banking BHD	162,285	348,907
Malaysia Airports Holdings BHD	34,427	71,137
Maxis BHD	67,200	90,476
MISC BHD	26,280	45,488
Nestle Malaysia BHD	2,800	101,020
Petronas Chemicals Group BHD	99,800	202,871
Petronas Dagangan BHD	12,200	75,049
Petronas Gas BHD	21,200	89,094
PPB Group BHD	21,240	96,068
Press Metal Aluminium Holdings BHD	60,400	64,306
Public Bank BHD	97,378	542,236
RHB Bank BHD	29,167	39,456
Sime Darby BHD	108,224	59,235
Sime Darby Plantation BHD	108,224	128,885
Sime Darby Property BHD	108,224	26,960
Telekom Malaysia BHD	42,705	41,375
Tenaga Nasional BHD	124,350	416,901
YTL Corp. BHD	156,867	42,532
		4,271,675
Mexico - 0.7%
Alfa SAB de CV, Class A	108,680	106,564
Alsea SAB de CV (A)(B)	18,000	35,543
America Movil SAB de CV, Series L	1,206,532	879,421
Arca Continental SAB de CV (B)	16,000	86,528
Banco Santander Mexico SA	65,000	99,733
Cemex SAB de CV	521,849	220,499
Coca-Cola Femsa SAB de CV	19,312	119,633
El Puerto de Liverpool SAB de CV, Series C1	7,600	42,396
Fibra Uno Administracion SA de CV	120,700	160,105
Fomento Economico Mexicano SAB de CV (B)	69,720	674,543
Fresnillo PLC	10,264	113,600
Gruma SAB de CV, Class B	7,685	72,291
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (B)	14,000	$145,793
Grupo Aeroportuario del Sureste SAB de CV, B Shares	8,020	130,150
Grupo Bimbo SAB de CV, Series A (B)	58,984	122,954
Grupo Carso SAB de CV, Series A1	17,777	66,352
Grupo Financiero Banorte SAB de CV, Series O	92,962	539,936
Grupo Financiero Inbursa SAB de CV, Series O (B)	86,738	125,495
Grupo Mexico SAB de CV, Series B (B)	136,866	364,524
Grupo Televisa SAB (B)	87,126	147,073
Industrias Penoles SAB de CV	4,883	62,925
Infraestructura Energetica Nova SAB de CV	18,000	70,832
Kimberly-Clark de Mexico SAB de CV, Class A (A)	56,178	104,344
Mexichem SAB de CV	37,631	79,227
Promotora y Operadora de Infraestructura SAB de CV	9,800	97,562
Wal-Mart de Mexico SAB de CV	186,488	509,025
		5,177,048
Netherlands - 3.2%
ABN AMRO Group NV (C)	15,368	328,837
Adyen NV (A)(C)	371	286,184
Aegon NV (B)	71,726	356,295
Akzo Nobel NV	8,226	772,999
ASML Holding NV	15,249	3,173,163
EXOR NV	3,992	279,673
Heineken Holding NV	4,217	441,711
Heineken NV	9,190	1,024,248
ING Groep NV	139,163	1,612,029
Koninklijke Ahold Delhaize NV	46,490	1,043,686
Koninklijke DSM NV	6,680	824,208
Koninklijke KPN NV	122,257	375,427
Koninklijke Philips NV	34,753	1,510,920
Koninklijke Vopak NV (B)	2,830	130,323
NN Group NV (B)	12,025	483,392
NXP Semiconductors NV	10,569	1,031,640
QIAGEN NV (A)	8,350	339,776
Randstad NV	4,395	241,210
Royal Dutch Shell PLC, A Shares	157,895	5,153,330
Royal Dutch Shell PLC, B Shares	136,631	4,476,962
Wolters Kluwer NV	10,629	773,274
		24,659,287
New Zealand - 0.2%
a2 Milk Company, Ltd. (A)	26,028	257,288
Auckland International Airport, Ltd.	36,061	238,733
Fisher & Paykel Healthcare Corp., Ltd.	19,921	207,228
Fletcher Building, Ltd. (B)	29,269	95,372
Meridian Energy, Ltd.	43,320	138,416
Ryman Healthcare, Ltd.	12,940	102,198
Spark New Zealand, Ltd.	63,312	170,333
		1,209,568
Norway - 0.4%
Adevinta ASA, Series B (A)	3,512	38,700
Aker BP ASA	3,844	110,866
DNB ASA	35,015	652,457
Equinor ASA	35,722	708,631
Gjensidige Forsikring ASA	6,934	139,756
Mowi ASA	14,928	349,299
Norsk Hydro ASA	48,185	172,586
Orkla ASA	29,206	259,201
Schibsted ASA, B Shares (B)	3,512	91,642

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Telenor ASA	26,898	$571,480
Yara International ASA	6,981	339,142
		3,433,760
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	134,427
Credicorp, Ltd.	2,434	557,167
Southern Copper Corp.	2,874	111,655
		803,249
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	85,070	91,304
Aboitiz Power Corp.	72,200	49,049
Alliance Global Group, Inc.	147,100	44,288
Ayala Corp.	8,920	155,704
Ayala Land, Inc.	253,800	251,793
Bank of the Philippine Islands	34,118	52,291
BDO Unibank, Inc.	77,140	210,885
Globe Telecom, Inc.	970	42,828
GT Capital Holdings, Inc.	3,208	58,895
JG Summit Holdings, Inc.	85,100	112,020
Jollibee Foods Corp.	18,900	103,974
Manila Electric Company	8,090	61,139
Megaworld Corp.	564,000	67,147
Metro Pacific Investments Corp.	509,100	47,693
Metropolitan Bank & Trust Company	58,091	80,842
PLDT, Inc.	3,730	93,574
Security Bank Corp.	15,170	50,354
SM Investments Corp.	8,302	157,057
SM Prime Holdings, Inc.	311,044	225,279
Universal Robina Corp.	30,280	98,118
		2,054,234
Poland - 0.3%
Alior Bank SA (A)	4,231	56,515
Bank Millennium SA (A)	21,269	53,365
Bank Polska Kasa Opieki SA	5,522	165,474
CCC SA	1,215	54,858
CD Projekt SA	2,349	135,963
Cyfrowy Polsat SA	6,360	50,721
Dino Polska SA (A)(C)	1,719	60,232
Grupa Lotos SA	3,293	74,732
Jastrzebska Spolka Weglowa SA (A)	1,853	23,468
KGHM Polska Miedz SA (A)	5,681	157,727
LPP SA	42	86,009
mBank SA (A)	525	60,491
Orange Polska SA (A)	26,179	46,938
PGE Polska Grupa Energetyczna SA (A)	26,654	68,550
Polski Koncern Naftowy ORLEN SA	11,432	275,706
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	89,587
Powszechna Kasa Oszczednosci Bank Polski SA	32,873	377,317
Powszechny Zaklad Ubezpieczen SA	23,000	269,163
Santander Bank Polska SA	1,219	121,204
		2,228,020
Portugal - 0.1%
EDP - Energias de Portugal SA	84,624	321,609
Galp Energia SGPS SA	18,673	287,177
Jeronimo Martins SGPS SA	7,332	118,186
		726,972
Romania - 0.0%
NEPI Rockcastle PLC	13,360	122,648
Russia - 1.0%
Evraz PLC	18,017	152,557
Gazprom PJSC, ADR	251,662	1,842,166
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Gazprom PJSC, ADR	3,680	$27,006
LUKOIL PJSC, ADR	23,756	1,995,979
MMC Norilsk Nickel PJSC, ADR	39,185	882,446
Mobile TeleSystems PJSC, ADR	20,264	188,658
Novatek PJSC, GDR	3,057	649,827
Rosneft Oil Company PJSC, GDR	9,131	59,913
Rosneft Oil Company PJSC, GDR	30,000	196,846
Sberbank of Russia PJSC, ADR	40,000	611,200
Sberbank of Russia PJSC, ADR	34,900	537,139
Severstal PJSC, GDR	4,250	71,695
Surgutneftegas PJSC, ADR	22,274	151,018
Surgutneftegas PJSC, ADR	23,070	95,017
Tatneft PJSC, ADR	7,986	585,773
VTB Bank PJSC, GDR	50,760	63,964
		8,111,204
Singapore - 0.9%
Ascendas Real Estate Investment Trust	97,931	225,973
BOC Aviation, Ltd. (C)	7,400	62,015
CapitaLand Commercial Trust	82,786	132,847
CapitaLand Mall Trust	90,402	175,811
CapitaLand, Ltd.	89,999	235,008
City Developments, Ltd.	16,600	116,282
ComfortDelGro Corp., Ltd.	90,200	177,387
DBS Group Holdings, Ltd.	64,118	1,231,711
Genting Singapore, Ltd.	226,200	153,897
Golden Agri-Resources, Ltd.	284,496	61,080
Jardine Cycle & Carriage, Ltd.	4,152	111,263
Keppel Corp., Ltd.	55,069	271,347
Oversea-Chinese Banking Corp., Ltd.	117,944	994,882
SATS, Ltd.	29,800	114,978
Sembcorp Industries, Ltd.	38,019	67,764
Singapore Airlines, Ltd.	23,140	158,563
Singapore Exchange, Ltd.	28,000	164,039
Singapore Press Holdings, Ltd.	59,500	107,322
Singapore Technologies Engineering, Ltd.	54,000	165,390
Singapore Telecommunications, Ltd.	294,940	763,398
Suntec Real Estate Investment Trust	103,300	148,194
United Overseas Bank, Ltd.	47,508	918,431
UOL Group, Ltd.	20,239	113,057
Venture Corp., Ltd.	9,700	117,115
Wilmar International, Ltd.	72,000	197,096
		6,984,850
South Africa - 1.5%
Absa Group, Ltd.	25,092	313,779
Anglo American Platinum, Ltd.	2,632	156,604
AngloGold Ashanti, Ltd.	14,430	258,653
Aspen Pharmacare Holdings, Ltd.	14,246	101,684
Bid Corp., Ltd.	11,078	241,232
Capitec Bank Holdings, Ltd.	1,337	123,283
Clicks Group, Ltd.	9,143	133,221
Discovery, Ltd.	16,606	176,043
Exxaro Resources, Ltd.	8,997	110,171
FirstRand, Ltd.	118,126	575,330
Fortress REIT, Ltd., Class A	32,243	49,270
Gold Fields, Ltd.	29,492	160,298
Growthpoint Properties, Ltd.	106,448	183,838
Investec PLC	28,148	182,981
Investec, Ltd.	7,953	51,734
Kumba Iron Ore, Ltd.	2,928	103,802
Liberty Holdings, Ltd.	4,754	35,622
Life Healthcare Group Holdings, Ltd.	60,966	97,355
MMI Holdings, Ltd.	19,936	26,819
Mr. Price Group, Ltd.	8,969	126,310
MTN Group, Ltd. (B)	59,164	447,386
MultiChoice Group, Ltd. (A)	15,717	149,316

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Naspers, Ltd., N Shares	15,717	$3,804,304
Nedbank Group, Ltd.	13,031	234,403
Netcare, Ltd.	36,217	46,197
Old Mutual, Ltd. (London Stock Exchange)	182,601	273,050
Pick n Pay Stores, Ltd.	13,126	64,074
PSG Group, Ltd.	4,220	71,672
Rand Merchant Investment Holdings, Ltd.	32,688	78,888
Redefine Properties, Ltd.	221,491	142,334
Remgro, Ltd.	20,519	273,780
RMB Holdings, Ltd.	31,391	188,298
Sanlam, Ltd.	63,976	355,235
Sappi, Ltd.	26,810	104,506
Sasol, Ltd.	19,396	482,289
Shoprite Holdings, Ltd.	16,492	184,338
Standard Bank Group, Ltd.	46,838	654,315
Telkom SA SOC, Ltd.	13,339	87,237
The Bidvest Group, Ltd.	11,166	150,258
The Foschini Group, Ltd.	7,014	89,871
The SPAR Group, Ltd.	5,706	75,799
Tiger Brands, Ltd.	6,286	99,851
Truworths International, Ltd.	19,528	96,925
Vodacom Group, Ltd.	19,298	163,977
Woolworths Holdings, Ltd.	33,746	116,932
		11,643,264
South Korea - 3.0%
Amorepacific Corp.	1,183	168,992
AMOREPACIFIC Group	770	41,630
BGF Company, Ltd.	3,285	21,077
BGF retail Company, Ltd.	279	50,988
BNK Financial Group, Inc.	8,021	52,058
Celltrion Healthcare Company, Ltd. (A)	1,441	70,539
Celltrion Pharm, Inc. (A)	549	22,892
Celltrion, Inc. (A)	3,014	537,187
Cheil Worldwide, Inc.	3,910	99,530
CJ CheilJedang Corp.	326	83,886
CJ Corp.	456	39,944
CJ ENM Company, Ltd.	398	61,049
CJ Logistics Corp. (A)	392	45,726
Daelim Industrial Company, Ltd.	877	87,458
Daewoo Engineering & Construction Company, Ltd. (A)	2,130	9,131
DB Insurance Company, Ltd.	1,810	92,889
Doosan Bobcat, Inc.	1,853	58,430
E-MART, Inc.	817	99,034
Fila Korea, Ltd.	1,753	116,420
GS Engineering & Construction Corp.	1,468	51,376
GS Holdings Corp.	2,038	90,472
GS Retail Company, Ltd.	966	32,916
Hana Financial Group, Inc.	10,757	348,659
Hankook Tire & Technology Company, Ltd.	3,008	91,477
Hanmi Pharm Company, Ltd.	223	78,127
Hanmi Science Company, Ltd.	701	41,459
Hanon Systems	9,450	95,481
Hanwha Chemical Corp.	4,418	87,059
Hanwha Corp.	2,040	47,252
Hanwha Life Insurance Company, Ltd.	8,120	23,058
HDC Hyundai Development Co-Engineering & Construction, Series E	1,376	51,925
Helixmith Company, Ltd. (A)	488	71,446
HLB, Inc. (A)	1,118	34,327
Hotel Shilla Company, Ltd.	1,190	100,154
Hyundai Department Store Company, Ltd.	494	35,429
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Engineering & Construction Company, Ltd.	2,649	$123,170
Hyundai Glovis Company, Ltd.	539	75,244
Hyundai Heavy Industries Holdings Company, Ltd.	311	87,379
Hyundai Marine & Fire Insurance Company, Ltd.	2,650	65,316
Hyundai Mobis Company, Ltd.	2,332	475,783
Hyundai Motor Company	5,358	650,275
Hyundai Steel Company	2,875	104,240
Industrial Bank of Korea	9,029	109,928
Kakao Corp.	1,792	204,262
Kangwon Land, Inc.	4,000	104,791
KB Financial Group, Inc.	10,980	435,238
KB Financial Group, Inc., ADR	2,772	109,439
KCC Corp.	196	46,799
Kia Motors Corp.	8,934	340,822
Korea Aerospace Industries, Ltd.	1,710	53,352
Korea Electric Power Corp. (A)	6,370	141,009
Korea Electric Power Corp., ADR (A)(B)	4,277	47,475
Korea Gas Corp.	1,166	42,667
Korea Investment Holdings Company, Ltd.	1,170	81,889
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,465	150,499
Korea Zinc Company, Ltd.	339	139,821
Korean Air Lines Company, Ltd.	1,349	33,882
KT&G Corp.	4,323	368,905
Kumho Petrochemical Company, Ltd.	614	51,850
LG Chem, Ltd.	1,568	481,900
LG Corp.	3,654	243,262
LG Display Company, Ltd. (A)	7,650	118,576
LG Display Company, Ltd., ADR (A)(B)	2,417	18,732
LG Electronics, Inc.	3,460	238,069
LG Household & Health Care, Ltd.	362	412,305
LG Innotek Company, Ltd.	650	61,587
LG Uplus Corp.	3,050	38,296
Lotte Chemical Corp.	562	123,101
Lotte Corp.	819	31,252
Lotte Shopping Company, Ltd.	366	50,938
Medy-Tox, Inc.	144	56,203
Mirae Asset Daewoo Company, Ltd.	13,812	98,082
NAVER Corp.	4,825	476,859
NCSoft Corp.	632	261,444
Netmarble Corp. (A)(C)	916	89,704
NH Investment & Securities Company, Ltd.	3,944	49,644
OCI Company, Ltd.	650	52,634
Orange Life Insurance, Ltd. (C)	1,552	42,550
Orion Corp.	940	75,363
Ottogi Corp.	43	25,502
Pan Ocean Company, Ltd. (A)	11,652	46,902
Pearl Abyss Corp. (A)	204	37,567
POSCO	2,811	596,733
POSCO Chemical Company, Ltd.	847	39,387
Posco International Corp.	1,626	25,896
S-1 Corp.	810	68,438
Samsung Biologics Company, Ltd. (A)(C)	550	152,651
Samsung C&T Corp.	2,732	226,653
Samsung Card Company, Ltd.	1,490	49,293
Samsung Electro-Mechanics Company, Ltd. (B)	2,318	197,228
Samsung Electronics Company, Ltd.	171,900	6,999,827
Samsung Engineering Company, Ltd. (A)	5,618	83,602
Samsung Fire & Marine Insurance Company, Ltd.	1,090	253,086

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Heavy Industries Company, Ltd. (A)	15,521	$109,854
Samsung Life Insurance Company, Ltd.	2,349	170,206
Samsung SDI Company, Ltd.	1,971	404,379
Samsung SDS Company, Ltd.	1,346	250,908
Samsung Securities Company, Ltd.	2,834	96,128
Shinhan Financial Group Company, Ltd.	14,125	549,379
Shinhan Financial Group Company, Ltd., ADR	350	13,608
Shinsegae, Inc.	197	51,423
SillaJen, Inc. (A)(B)	1,857	79,625
SK Holdings Company, Ltd.	1,081	217,527
SK Hynix, Inc.	20,911	1,257,784
SK Innovation Company, Ltd.	2,274	313,448
SK Telecom Company, Ltd.	677	151,880
S-Oil Corp.	1,778	129,137
Woongjin Coway Company, Ltd.	1,930	129,103
Woori Financial Group, Inc.	16,990	206,763
Yuhan Corp.	404	85,589
		23,123,519
Spain - 1.9%
ACS Actividades de Construccion y Servicios SA	9,313	372,604
Aena SME SA (C)	2,372	470,137
Amadeus IT Group SA	15,884	1,258,736
Banco Bilbao Vizcaya Argentaria SA (B)	239,320	1,334,851
Banco de Sabadell SA	196,135	203,300
Banco Santander SA	576,452	2,671,655
Bankia SA	48,666	114,949
Bankinter SA	26,033	179,447
CaixaBank SA	126,097	361,647
Cellnex Telecom SA (A)(C)	6,926	256,217
Enagas SA	7,812	208,476
Endesa SA	12,378	318,369
Ferrovial SA	19,188	491,186
Grifols SA	10,824	320,320
Iberdrola SA	219,382	2,184,207
Industria de Diseno Textil SA	39,465	1,187,395
Mapfre SA	37,878	110,768
Naturgy Energy Group SA	12,174	335,501
Red Electrica Corp. SA	15,612	325,169
Repsol SA	50,190	787,624
Siemens Gamesa Renewable Energy SA	9,848	163,682
Telefonica SA	168,167	1,382,888
		15,039,128
Sweden - 1.6%
Alfa Laval AB	10,314	225,387
Assa Abloy AB, B Shares	35,703	805,556
Atlas Copco AB, A Shares	24,463	783,933
Atlas Copco AB, B Shares	13,732	394,801
Boliden AB	10,826	277,405
Electrolux AB, Series B	9,396	240,853
Epiroc AB, A Shares	24,463	254,888
Epiroc AB, B Shares	13,732	136,214
Essity AB, B Shares	21,740	668,797
Hennes & Mauritz AB, B Shares (B)	33,681	598,381
Hexagon AB, B Shares	9,164	509,552
Husqvarna AB, B Shares	18,793	175,988
ICA Gruppen AB	2,659	114,337
Industrivarden AB, C Shares	6,375	141,454
Investor AB, B Shares	16,738	804,914
Kinnevik AB, B Shares	8,775	228,411
L E Lundbergforetagen AB, B Shares	2,546	95,417
Lundin Petroleum AB	6,165	192,081
Sandvik AB	41,495	762,515
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Securitas AB, B Shares	10,739	$188,497
Skandinaviska Enskilda Banken AB, Series A	53,076	491,426
Skanska AB, B Shares	13,244	239,305
SKF AB, B Shares	14,059	258,817
Svenska Handelsbanken AB, A Shares	54,342	536,285
Swedbank AB, A Shares	33,187	499,609
Swedish Match AB	6,740	284,956
Tele2 AB, B Shares	14,276	208,504
Telefonaktiebolaget LM Ericsson, B Shares	112,943	1,072,024
Telia Company AB	105,161	466,212
Volvo AB, B Shares	56,973	905,283
		12,561,802
Switzerland - 6.4%
ABB, Ltd.	67,969	1,362,654
Adecco Group AG	6,058	364,070
Alcon, Inc. (A)	16,148	997,133
Baloise Holding AG	1,882	333,315
Barry Callebaut AG	92	184,648
Chocoladefabriken Lindt & Spruengli AG	4	325,392
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	42	305,753
Cie Financiere Richemont SA (B)	19,247	1,635,544
Clariant AG (A)	8,258	168,009
Coca-Cola HBC AG (A)	8,067	304,733
Credit Suisse Group AG (A)	94,443	1,130,405
Dufry AG (A)	1,394	118,132
EMS-Chemie Holding AG	321	208,377
Geberit AG	1,376	643,179
Givaudan SA	344	971,639
Glencore PLC (A)	413,545	1,431,254
Julius Baer Group, Ltd. (A)	8,601	383,210
Kuehne + Nagel International AG	2,065	306,729
LafargeHolcim, Ltd. (A)(B)	10,353	506,226
LafargeHolcim, Ltd. (London Stock Exchange) (A)(B)	6,750	329,506
Lonza Group AG (A)	2,780	938,508
Nestle SA	110,023	11,389,828
Novartis AG	77,875	7,109,347
Pargesa Holding SA, Bearer Shares	1,634	126,023
Partners Group Holding AG	662	520,610
Roche Holding AG	25,236	7,096,057
Schindler Holding AG	806	176,202
Schindler Holding AG, Participation Certificates	1,582	352,625
SGS SA	203	517,419
Sika AG	4,800	820,045
Sonova Holding AG (B)	2,130	484,785
STMicroelectronics NV	26,000	461,138
Straumann Holding AG	401	354,355
Swiss Life Holding AG	1,290	639,564
Swiss Prime Site AG (A)	3,037	265,238
Swiss Re AG	11,284	1,146,652
Swisscom AG (B)	989	496,765
Temenos AG (A)	2,330	417,196
The Swatch Group AG	2,395	129,790
The Swatch Group AG, Bearer Shares	1,191	341,416
UBS Group AG (A)	141,623	1,683,224
Vifor Pharma AG	1,821	263,204
Zurich Insurance Group AG	5,563	1,935,643
		49,675,542
Taiwan - 2.5%
Acer, Inc.	58,018	36,061
Advantech Company, Ltd.	12,089	102,951
Airtac International Group	4,000	44,955

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
ASE Technology Holding Company, Ltd.	111,338	$222,221
Asia Cement Corp.	36,863	56,489
Asustek Computer, Inc.	24,952	179,101
AU Optronics Corp.	163,827	49,081
Catcher Technology Company, Ltd.	22,184	159,380
Cathay Financial Holding Company, Ltd. (A)	259,901	359,984
Chailease Holding Company, Ltd.	34,680	143,714
Chang Hwa Commercial Bank, Ltd.	107,201	72,336
Cheng Shin Rubber Industry Company, Ltd.	43,680	56,425
China Airlines, Ltd.	26,874	8,511
China Development Financial Holding Corp.	479,153	146,257
China Life Insurance Company, Ltd.	105,003	84,042
China Steel Corp.	363,388	292,049
Chunghwa Telecom Company, Ltd.	121,148	440,648
Compal Electronics, Inc.	79,764	52,321
CTBC Financial Holding Company, Ltd.	631,465	434,203
Delta Electronics, Inc.	70,866	360,172
E.Sun Financial Holding Company, Ltd.	278,535	233,300
Eclat Textile Company, Ltd.	6,259	80,194
Eva Airways Corp.	32,460	15,608
Evergreen Marine Corp. Taiwan, Ltd.	10,982	4,405
Far Eastern New Century Corp.	64,875	70,091
Far EasTone Telecommunications Company, Ltd.	45,159	113,803
Feng TAY Enterprise Company, Ltd.	11,000	85,924
First Financial Holding Company, Ltd.	363,889	267,288
Formosa Chemicals & Fibre Corp.	126,212	419,399
Formosa Petrochemical Corp.	43,720	156,129
Formosa Plastics Corp.	159,086	587,130
Formosa Taffeta Company, Ltd.	5,000	6,300
Foxconn Technology Company, Ltd.	15,513	31,544
Fubon Financial Holding Company, Ltd.	211,112	311,971
Globalwafers Company, Ltd.	9,000	91,562
Highwealth Construction Corp.	27,000	43,006
Hiwin Technologies Corp.	8,514	71,494
Hon Hai Precision Industry Company, Ltd.	468,368	1,168,538
Hotai Motor Company, Ltd.	9,000	147,491
Hua Nan Financial Holdings Company, Ltd.	271,302	182,209
Innolux Corp.	297,841	70,424
Inventec Corp.	25,899	20,589
Largan Precision Company, Ltd.	3,143	392,540
Lite-On Technology Corp.	39,626	58,077
MediaTek, Inc.	49,340	499,753
Mega Financial Holding Company, Ltd.	387,134	385,330
Micro-Star International Company, Ltd.	23,000	65,416
Nan Ya Plastics Corp.	185,992	470,968
Nanya Technology Corp.	37,000	76,924
Novatek Microelectronics Corp.	7,361	41,075
Pegatron Corp.	71,989	124,805
Pou Chen Corp.	36,641	45,442
Powertech Technology, Inc.	13,149	32,224
President Chain Store Corp.	21,496	208,035
Quanta Computer, Inc.	92,771	180,576
Realtek Semiconductor Corp.	5,999	44,184
Shin Kong Financial Holding Company, Ltd.	372,587	113,235
SinoPac Financial Holdings Company, Ltd.	385,762	162,162
Synnex Technology International Corp.	24,928	31,351
Taishin Financial Holding Company, Ltd.	312,838	144,129
Taiwan Cement Corp.	149,359	221,410
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Cooperative Financial Holding Company, Ltd.	273,657	$183,406
Taiwan High Speed Rail Corp.	71,000	104,521
Taiwan Mobile Company, Ltd.	62,257	245,490
Taiwan Semiconductor Manufacturing Company, Ltd.	887,227	6,785,853
Tatung Company, Ltd. (A)	67,000	40,515
The Shanghai Commercial & Savings Bank, Ltd.	110,000	199,305
Uni-President Enterprises Corp.	151,487	403,513
United Microelectronics Corp.	455,313	205,146
Walsin Technology Corp.	11,000	58,444
Win Semiconductors Corp.	12,000	77,250
Winbond Electronics Corp.	102,000	49,996
Wistron Corp.	42,598	33,272
WPG Holdings, Ltd.	47,840	62,178
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp.	9,584	81,875
Yuanta Financial Holding Company, Ltd.	339,267	203,940
		19,511,640
Thailand - 0.7%
Advanced Info Service PCL, Foreign Quota Shares	48,400	344,396
Airports of Thailand PCL, Foreign Quota Shares	163,100	391,081
Bangkok Bank PCL	11,700	75,968
Bangkok Bank PCL, NVDR	2,700	17,353
Bangkok Dusit Medical Services PCL, NVDR	166,300	141,036
Bangkok Expressway & Metro PCL	135,200	50,276
Banpu PCL, Foreign Quota Shares	110,000	53,862
Banpu PCL, NVDR	23,700	11,605
Berli Jucker PCL, NVDR	21,300	35,097
BTS Group Holdings PCL, NVDR	114,100	44,631
Bumrungrad Hospital PCL, NVDR	15,600	85,982
Central Pattana PCL, NVDR	64,400	157,558
Charoen Pokphand Foods PCL, Foreign Quota Shares	136,200	125,517
CP ALL PCL, Foreign Quota Shares	184,600	518,134
CP ALL PCL, NVDR	12,800	35,927
Electricity Generating PCL, Foreign Quota Shares	7,600	80,579
Electricity Generating PCL, NVDR	1,400	14,843
Energy Absolute PCL, Foreign Quota Shares	56,900	103,487
Gulf Energy Development PCL, NVDR	9,500	38,114
Home Product Center PCL, Foreign Quota Shares	204,400	116,703
Indorama Ventures PCL, NVDR	54,900	84,207
Intouch Holdings PCL, NVDR	36,900	75,533
IRPC PCL, Foreign Quota Shares	528,400	86,271
Kasikornbank PCL, Foreign Quota Shares	45,000	276,007
Kasikornbank PCL, NVDR	27,100	166,217
Krung Thai Bank PCL, Foreign Quota Shares	164,375	104,552
Land & Houses PCL, NVDR	126,800	45,927
Minor International PCL, NVDR	49,000	65,510
Muangthai Capital PCL, NVDR	11,300	20,836
PTT Exploration & Production PCL, Foreign Quota Shares	60,147	265,560
PTT Global Chemical PCL, Foreign Quota Shares	87,373	182,517
PTT PCL, Foreign Quota Shares	391,000	622,615
PTT PCL, NVDR	10,500	16,720
Ratch Group PCL, NVDR	12,800	27,871

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Robinson PCL, Foreign Quota Shares	28,700	$52,703
Thai Oil PCL, Foreign Quota Shares	46,900	101,872
Thai Union Group PCL, Foreign Quota Shares	95,900	57,247
The Siam Cement PCL, Foreign Quota Shares	12,000	184,703
The Siam Cement PCL, NVDR	7,900	121,596
The Siam Commercial Bank PCL, Foreign Quota Shares	70,748	321,977
TMB Bank PCL, Foreign Quota Shares	739,100	47,254
Total Access Communication PCL, NVDR	12,500	21,595
True Corp. PCL, Foreign Quota Shares	448,802	85,672
		5,477,111
Turkey - 0.1%
Akbank T.A.S. (A)	100,286	118,690
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	27,880
Arcelik AS (A)	6,139	20,592
Aselsan Elektronik Sanayi Ve Ticaret AS	7,013	21,754
BIM Birlesik Magazalar AS	8,214	112,867
Eregli Demir ve Celik Fabrikalari TAS	49,091	66,676
Ford Otomotiv Sanayi AS	4,572	49,318
Haci Omer Sabanci Holding AS	31,762	47,074
KOC Holding AS	25,423	76,722
TAV Havalimanlari Holding AS	4,656	21,684
Tupras Turkiye Petrol Rafinerileri AS	4,998	99,135
Turk Hava Yollari AO (A)	25,366	56,371
Turkcell Iletisim Hizmetleri AS	38,572	85,163
Turkiye Garanti Bankasi AS (A)	86,216	135,383
Turkiye Is Bankasi AS, Class C (A)	60,572	63,169
Turkiye Sise ve Cam Fabrikalari AS	43,843	39,268
		1,041,746
United Arab Emirates - 0.0%
NMC Health PLC	4,471	136,794
United Kingdom - 9.9%
3i Group PLC	36,926	522,429
Admiral Group PLC	7,852	220,179
Anglo American PLC	39,043	1,115,401
Ashtead Group PLC	18,209	521,714
Associated British Foods PLC	13,623	426,474
AstraZeneca PLC	46,274	3,782,990
Auto Trader Group PLC (C)	37,238	259,355
Aviva PLC	145,633	771,356
BAE Systems PLC	119,514	751,134
Barclays PLC	632,014	1,202,126
Barratt Developments PLC	39,643	288,483
BP PLC	741,861	5,168,390
British American Tobacco PLC	83,814	2,926,455
BT Group PLC	313,658	784,252
Bunzl PLC	12,951	341,726
Burberry Group PLC	15,796	374,401
Centrica PLC	223,228	248,848
CNH Industrial NV	37,712	387,425
Coca-Cola European Partners PLC	8,055	448,126
Compass Group PLC	58,569	1,404,008
Croda International PLC	4,999	325,168
Diageo PLC	86,237	3,711,677
Direct Line Insurance Group PLC	53,358	224,920
easyJet PLC	7,197	87,138
Experian PLC	33,825	1,024,548
Ferguson PLC	8,737	621,989
Fiat Chrysler Automobiles NV	38,626	536,068
G4S PLC	63,824	168,856
GlaxoSmithKline PLC	181,192	3,631,978
Halma PLC	13,540	347,744
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hargreaves Lansdown PLC	11,129	$271,918
HSBC Holdings PLC	715,133	5,968,710
Imperial Brands PLC	35,313	828,628
Informa PLC	47,610	504,899
InterContinental Hotels Group PLC	6,599	434,017
Intertek Group PLC	6,185	432,395
ITV PLC	140,570	192,785
J Sainsbury PLC	71,585	177,889
John Wood Group PLC	28,189	162,312
Johnson Matthey PLC	7,531	318,394
Kingfisher PLC	84,019	229,010
Land Securities Group PLC	28,824	305,326
Legal & General Group PLC	222,310	761,640
Lloyds Banking Group PLC	2,608,786	1,873,689
London Stock Exchange Group PLC	11,723	816,913
Marks & Spencer Group PLC	78,181	209,035
Meggitt PLC	31,556	210,240
Melrose Industries PLC	185,187	425,702
Merlin Entertainments PLC (C)	30,811	176,121
Micro Focus International PLC	13,507	355,235
Mondi PLC	14,338	326,336
Mondi, Ltd.	4,137	93,008
National Grid PLC	125,474	1,334,404
Next PLC	5,372	376,186
Ocado Group PLC (A)	16,212	240,327
Pearson PLC	30,415	316,440
Persimmon PLC	12,211	310,221
Prudential PLC	95,047	2,074,976
Reckitt Benckiser Group PLC	24,688	1,949,241
RELX PLC	38,212	926,815
RELX PLC (Euronext Amsterdam Exchange)	32,422	784,226
Rentokil Initial PLC	65,957	332,997
Rio Tinto PLC	42,315	2,619,015
Rio Tinto, Ltd.	13,429	983,342
Rolls-Royce Holdings PLC (A)	63,506	678,433
RSA Insurance Group PLC	40,468	296,573
Schroders PLC	4,962	192,493
Segro PLC	36,720	340,928
Severn Trent PLC	9,498	247,089
Smith & Nephew PLC	32,946	715,412
Smiths Group PLC	15,498	308,351
Spirax-Sarco Engineering PLC	2,625	306,444
SSE PLC	38,807	553,132
St. James's Place PLC	20,193	281,944
Standard Chartered PLC	104,619	949,093
Standard Life Aberdeen PLC	97,033	363,056
Taylor Wimpey PLC	125,790	252,418
Tesco PLC	362,394	1,044,668
The Berkeley Group Holdings PLC	4,907	232,561
The British Land Company PLC	35,353	241,958
The Royal Bank of Scotland Group PLC	181,551	506,368
The Sage Group PLC	41,847	426,782
The Weir Group PLC (B)	9,927	195,328
Unilever NV	51,983	3,158,393
Unilever PLC	40,674	2,524,859
United Utilities Group PLC	26,873	267,492
Vodafone Group PLC	981,925	1,609,443
Whitbread PLC	7,025	413,336
Wm Morrison Supermarkets PLC	89,522	229,147
WPP PLC	47,661	600,362
		76,883,813
United States - 0.1%
Bausch Health Companies, Inc. (A)	12,400	312,853
Carnival PLC	6,571	289,180

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
International Flavors & Fragrances, Inc.	319	$46,350
Nexteer Automotive Group, Ltd.	31,000	38,601
		686,984
Virgin Islands, British - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	64,318
TOTAL COMMON STOCKS (Cost $582,831,535)		$745,112,743
PREFERRED SECURITIES - 1.2%
Brazil - 0.7%
Banco Bradesco SA	144,505	1,420,232
Braskem SA, A Shares (A)	4,100	37,402
Centrais Eletricas Brasileiras SA, B Shares	5,700	53,438
Cia Brasileira de Distribuicao	4,938	121,754
Cia Energetica de Minas Gerais	31,260	120,890
Gerdau SA	36,200	143,294
Itau Unibanco Holding SA	173,589	1,639,172
Itausa - Investimentos Itau SA	159,923	536,832
Lojas Americanas SA	24,076	103,265
Petroleo Brasileiro SA	145,251	1,036,818
Telefonica Brasil SA	9,652	125,453
		5,338,550
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	129,499
FUCHS PETROLUB SE	2,735	107,377
Henkel AG & Company KGaA	6,555	641,206
Porsche Automobil Holding SE	5,695	368,948
Sartorius AG	1,266	259,637
Volkswagen AG	6,657	1,121,290
		2,627,957
South Korea - 0.2%
Amorepacific Corp.	300	22,440
CJ Corp. (A)(E)	68	2,159
Hyundai Motor Company	705	48,333
Hyundai Motor Company, 2nd Preferred	1,197	89,551
LG Chem, Ltd.	162	27,472
LG Household & Health Care, Ltd.	112	78,223
Samsung Electronics Company, Ltd.	30,800	1,021,462
		1,289,640
TOTAL PREFERRED SECURITIES (Cost $7,099,179)		$9,256,147
RIGHTS - 0.0%
ACS Actividades de Construccion y Servicios SA (Expiration Date: 7-9-19) (A)(F)	9,313	14,614
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
Helixmith Company, Ltd. (Expiration Date: 8-7-19; Strike Price: KRW 136,000.00) (A)	32	$903
Repsol SA (Expiration Date: 7-10-19) (A)(F)	50,190	27,839
TOTAL RIGHTS (Cost $43,822)		$43,356
SECURITIES LENDING COLLATERAL - 3.1%
John Hancock Collateral Trust, 2.4614% (G)(H)	2,413,836	24,156,221
TOTAL SECURITIES LENDING COLLATERAL (Cost $24,155,510)		$24,156,221
SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.2443% (G)	4,301,438	4,301,438
TOTAL SHORT-TERM INVESTMENTS (Cost $4,301,438)		$4,301,438
Total Investments (International Equity Index Trust) (Cost $618,431,484) - 100.9%		$782,869,905
Other assets and liabilities, net - (0.9%)		(6,660,551)
TOTAL NET ASSETS - 100.0%		$776,209,354
Currency Abbreviations
KRW	Korean Won
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 6-30-19.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	100	Long	Sep 2019	$9,388,418	$9,617,500	$229,082
Mini MSCI Emerging Markets Index Futures	180	Long	Sep 2019	9,147,186	9,484,200	337,014
MSCI Taiwan Index Futures	51	Long	Jul 2019	1,977,903	1,970,130	(7,773)
						$558,323

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.7%
Australia - 1.9%
Brambles, Ltd.	75,434	$683,176
CSL, Ltd.	3,349	507,119
		1,190,295
Brazil - 4.5%
Ambev SA, ADR	196,601	918,127
B3 SA - Brasil Bolsa Balcao	104,978	1,024,096
Banco Bradesco SA, ADR	97,581	958,245
		2,900,468
Canada - 9.5%
Canadian National Railway Company	12,523	1,159,015
CGI, Inc. (A)	32,085	2,466,739
Nutrien, Ltd.	17,303	925,566
PrairieSky Royalty, Ltd.	58,013	815,119
Suncor Energy, Inc.	24,240	756,141
		6,122,580
China - 6.9%
Alibaba Group Holding, Ltd., ADR (A)	5,792	981,453
Kweichow Moutai Company, Ltd., Class A	4,918	706,341
New Oriental Education & Technology Group, Inc., ADR (A)	7,416	716,237
Wuliangye Yibin Company, Ltd., Class A	49,057	844,939
Yum China Holdings, Inc.	25,738	1,189,096
		4,438,066
Denmark - 1.6%
Carlsberg A/S, Class B	7,583	1,006,244
France - 8.6%
Bureau Veritas SA	39,671	979,193
EssilorLuxottica SA	4,162	542,400
Pernod Ricard SA	3,801	700,055
Schneider Electric SE	12,232	1,106,787
Vinci SA	11,762	1,201,203
Vivendi SA	35,618	977,454
		5,507,092
Germany - 8.3%
Allianz SE	6,697	1,615,158
Beiersdorf AG	3,154	378,184
Deutsche Boerse AG	10,685	1,508,401
GEA Group AG	6,861	194,719
SAP SE	11,717	1,606,305
		5,302,767
Hong Kong - 1.6%
Galaxy Entertainment Group, Ltd.	150,000	1,009,050
Italy - 2.5%
FinecoBank Banca Fineco SpA	69,596	776,377
Mediobanca Banca di Credito Finanziario SpA	78,546	809,951
		1,586,328
Japan - 8.4%
Asahi Group Holdings, Ltd.	25,400	1,143,475
FANUC Corp.	6,300	1,170,620
Hoya Corp.	16,900	1,298,837
Kao Corp.	5,600	427,304
Keyence Corp.	1,500	925,084
Komatsu, Ltd.	17,200	417,578
		5,382,898
Mexico - 1.9%
Fomento Economico Mexicano SAB de CV, ADR	12,615	1,220,501
Netherlands - 5.0%
ING Groep NV	81,727	946,705
Royal Dutch Shell PLC, B Shares	18,298	599,567
International Growth Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Wolters Kluwer NV	23,237	$1,690,522
		3,236,794
Singapore - 2.0%
United Overseas Bank, Ltd.	66,300	1,281,721
South Korea - 2.5%
NAVER Corp.	4,397	434,559
Samsung Electronics Company, Ltd.	28,726	1,169,733
		1,604,292
Spain - 1.5%
Amadeus IT Group SA	12,151	962,912
Sweden - 2.8%
Investor AB, B Shares	37,344	1,795,837
Switzerland - 6.2%
Alcon, Inc. (A)	8,395	518,388
Cie Financiere Richemont SA	9,082	771,757
Julius Baer Group, Ltd. (A)	12,763	568,644
Kuehne + Nagel International AG	4,674	694,262
Novartis AG	12,624	1,152,467
UBS Group AG (A)	24,959	296,644
		4,002,162
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	182,000	1,392,006
Thailand - 0.5%
Kasikornbank PCL, NVDR	54,900	336,728
Turkey - 0.8%
Akbank T.A.S. (A)	408,709	483,714
United Kingdom - 11.8%
Amcor PLC	90,966	1,035,055
British American Tobacco PLC	31,709	1,107,153
Compass Group PLC	41,108	985,435
Informa PLC	108,250	1,147,980
Reckitt Benckiser Group PLC	10,599	836,844
RELX PLC	66,160	1,604,681
TechnipFMC PLC	34,021	877,703
		7,594,851
United States - 4.7%
Broadcom, Inc.	5,937	1,709,025
Philip Morris International, Inc.	16,979	1,333,361
		3,042,386
TOTAL COMMON STOCKS (Cost $56,232,591)		$61,399,692
SHORT-TERM INVESTMENTS - 3.7%
Money market funds - 3.7%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 2.1886% (B)	2,356,867	2,356,867
TOTAL SHORT-TERM INVESTMENTS (Cost $2,356,867)		$2,356,867
Total Investments (International Growth Stock Trust) (Cost $58,589,458) - 99.4%		$63,756,559
Other assets and liabilities, net - 0.6%		410,606
TOTAL NET ASSETS - 100.0%		$64,167,165
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.3%
Australia - 6.6%
A2B Australia, Ltd.	9,047	$11,221
Accent Group, Ltd.	24,907	24,245
Adelaide Brighton, Ltd.	19,036	54,087
Ainsworth Game Technology, Ltd.	10,192	4,792
Alkane Resources, Ltd. (A)(B)	4,753	1,522
ALS, Ltd.	11,777	60,841
Altium, Ltd.	5,149	124,293
AMA Group, Ltd.	18,995	19,108
Amaysim Australia, Ltd. (A)(B)	11,607	6,041
Ansell, Ltd.	6,123	115,614
AP Eagers, Ltd.	6,106	42,030
Appen, Ltd.	7,098	140,216
ARB Corp., Ltd. (B)	3,664	46,918
Ardent Leisure Group, Ltd. (A)	39,016	28,718
ARQ Group, Ltd.	8,681	4,272
Asaleo Care, Ltd. (A)	30,182	19,200
AUB Group, Ltd.	4,946	36,288
Aurelia Metals, Ltd. (A)	63,267	22,018
Ausdrill, Ltd.	33,636	43,217
Austal, Ltd.	23,155	55,593
Australian Agricultural Company, Ltd. (A)	28,065	19,608
Australian Pharmaceutical Industries, Ltd.	26,584	24,691
Auswide Bank, Ltd.	607	2,187
Automotive Holdings Group, Ltd. (B)	19,175	37,785
Aveo Group	28,401	37,512
Bank of Queensland, Ltd.	16,259	108,874
Bapcor, Ltd.	13,468	52,870
Beach Energy, Ltd.	68,123	95,809
Bega Cheese, Ltd. (B)	14,056	47,202
Bellamy's Australia, Ltd. (A)(B)	4,706	27,551
Bingo Industries, Ltd. (B)	8,137	12,932
Blackmores, Ltd. (B)	372	23,529
Blue Sky Alternative Investments, Ltd. (A)(C)	2,049	266
Bravura Solutions, Ltd.	17,005	58,213
Breville Group, Ltd.	4,935	56,754
Brickworks, Ltd.	3,795	43,444
BWX, Ltd. (B)	7,095	9,096
Cardno, Ltd. (A)	15,086	10,013
Carnarvon Petroleum, Ltd. (A)(B)	71,072	29,997
carsales.com, Ltd.	8,769	83,462
Cash Converters International, Ltd. (A)	14,501	1,653
Cedar Woods Properties, Ltd.	2,505	10,038
Centuria Capital Group	12,635	15,663
Cleanaway Waste Management, Ltd.	91,256	149,565
Clinuvel Pharmaceuticals, Ltd.	2,335	55,443
Codan, Ltd.	5,320	12,967
Collins Foods, Ltd.	5,764	33,624
Cooper Energy, Ltd. (A)	98,256	37,371
Corporate Travel Management, Ltd.	2,594	41,053
Costa Group Holdings, Ltd.	10,072	28,617
Credit Corp. Group, Ltd.	1,900	35,431
CSG, Ltd. (A)	32,904	4,045
CSR, Ltd. (B)	25,551	70,285
CuDeco, Ltd. (A)(C)	8,580	1,416
Data#3, Ltd.	9,073	13,528
Decmil Group, Ltd.	2,921	1,856
Domain Holdings Australia, Ltd. (B)	17,171	38,389
Domino's Pizza Enterprises, Ltd.	2,402	63,480
Downer EDI, Ltd.	8,097	39,387
DuluxGroup, Ltd.	13,712	89,747
Eclipx Group, Ltd.	16,681	15,375
Elders, Ltd.	7,130	31,163
EML Payments, Ltd. (A)	12,305	25,622
EQT Holdings, Ltd.	691	14,379
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
ERM Power, Ltd.	7,077	$9,305
Estia Health, Ltd.	11,708	21,729
EVENT Hospitality and Entertainment, Ltd.	4,397	38,602
FAR, Ltd. (A)	202,920	9,844
Finbar Group, Ltd.	8,370	4,934
Fleetwood Corp., Ltd. (A)	8,058	9,602
FlexiGroup, Ltd.	20,305	23,272
Freedom Foods Group, Ltd.	6,442	22,987
G8 Education, Ltd.	27,130	57,843
Galaxy Resources, Ltd. (A)	30,280	26,108
Genworth Mortgage Insurance Australia, Ltd.	18,245	36,049
Gold Road Resources, Ltd. (A)(B)	68,792	47,913
GrainCorp, Ltd., Class A	13,614	76,319
GUD Holdings, Ltd.	3,410	24,012
GWA Group, Ltd.	12,195	29,298
Hansen Technologies, Ltd.	11,735	32,424
Harvey Norman Holdings, Ltd. (B)	9,625	27,543
Healius, Ltd.	45,043	95,568
HT&E, Ltd.	20,357	25,124
HUB24, Ltd. (B)	3,152	26,355
IDP Education, Ltd.	4,283	53,256
Iluka Resources, Ltd.	4,132	31,373
Imdex, Ltd.	20,483	18,795
IMF Bentham, Ltd. (A)(B)	12,988	26,688
Independence Group NL	21,668	72,096
Infigen Energy	77,417	25,899
Infomedia, Ltd.	15,337	18,391
Inghams Group, Ltd.	11,981	33,823
Integral Diagnostics, Ltd.	5,800	12,892
Integrated Research, Ltd. (B)	3,367	7,821
International Ferro Metals, Ltd. (A)(C)	24,339	0
InvoCare, Ltd.	6,934	77,863
IOOF Holdings, Ltd.	16,325	59,376
IPH, Ltd.	6,339	33,255
IRESS, Ltd.	7,537	73,838
iSelect, Ltd. (A)(B)	10,270	4,439
iSentia Group, Ltd. (A)(B)	3,943	625
IVE Group, Ltd.	11,452	16,560
Japara Healthcare, Ltd.	17,906	14,147
JB Hi-Fi, Ltd. (B)	4,246	77,121
Jumbo Interactive, Ltd.	3,998	56,683
Jupiter Mines, Ltd.	116,266	28,221
Karoon Energy, Ltd. (A)	6,513	4,371
Kingsgate Consolidated, Ltd. (A)	11,120	1,915
Lifestyle Communities, Ltd.	3,310	15,418
Link Administration Holdings, Ltd.	9,632	33,891
Lovisa Holdings, Ltd.	3,846	30,751
MACA, Ltd.	18,596	11,744
Macmahon Holdings, Ltd. (A)	112,440	14,616
Mayne Pharma Group, Ltd. (A)	99,135	35,587
McMillan Shakespeare, Ltd.	3,346	28,728
McPherson's, Ltd.	7,978	6,755
Medusa Mining, Ltd. (A)	8,127	3,281
Mesoblast, Ltd. (A)(B)	24,462	25,387
Metals X, Ltd. (A)(B)	39,518	6,797
Metcash, Ltd.	46,387	83,898
Mineral Resources, Ltd.	6,073	64,130
MMA Offshore, Ltd. (A)	46,658	5,734
Moelis Australia, Ltd.	3,830	10,366
Monadelphous Group, Ltd.	6,360	83,998
Monash IVF Group, Ltd.	13,183	12,917
Mortgage Choice, Ltd.	6,422	4,918
Mount Gibson Iron, Ltd.	62,063	44,581

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Myer Holdings, Ltd. (A)	63,302	$24,292
MyState, Ltd.	4,190	13,220
Navigator Global Investments, Ltd.	10,160	28,144
Navitas, Ltd. (B)	12,119	49,560
New Hope Corp., Ltd.	11,267	21,476
NEXTDC, Ltd. (A)(B)	11,494	52,467
nib holdings, Ltd.	21,443	115,630
Nick Scali, Ltd.	5,272	23,198
Nine Entertainment Company Holdings, Ltd.	89,722	118,527
NRW Holdings, Ltd.	36,145	63,614
Nufarm, Ltd. (B)	12,991	37,475
OceanaGold Corp.	31,900	87,207
OFX Group, Ltd.	14,134	13,799
oOh!media, Ltd.	13,577	37,235
Orora, Ltd.	50,114	114,152
OZ Minerals, Ltd.	17,975	127,237
Pacific Current Group, Ltd.	1,644	5,258
Pact Group Holdings, Ltd. (B)	11,275	22,104
Peet, Ltd.	13,800	10,863
Pendal Group, Ltd.	11,153	56,093
Perpetual, Ltd.	1,660	49,320
Perseus Mining, Ltd. (A)	111,479	45,913
Platinum Asset Management, Ltd.	6,396	21,822
Praemium, Ltd. (A)	28,131	7,917
Premier Investments, Ltd.	4,691	50,020
Prime Media Group, Ltd. (A)	17,812	2,618
Pro Medicus, Ltd.	4,382	78,067
Qube Holdings, Ltd.	32,484	69,416
Quintis, Ltd. (A)(B)(C)	22,092	0
Regis Healthcare, Ltd.	9,267	17,124
Regis Resources, Ltd.	23,625	87,726
Resolute Mining, Ltd.	41,988	39,512
Ridley Corp., Ltd.	19,156	15,998
Sandfire Resources NL	8,336	39,307
Saracen Mineral Holdings, Ltd. (A)	41,271	106,843
SeaLink Travel Group, Ltd.	6,360	17,009
Select Harvests, Ltd.	5,587	28,473
Senex Energy, Ltd. (A)	87,382	21,938
Servcorp, Ltd.	3,171	7,819
Service Stream, Ltd.	18,170	35,886
Seven Group Holdings, Ltd.	3,488	45,453
Seven West Media, Ltd. (A)	85,038	27,771
SG Fleet Group, Ltd.	7,879	16,342
Sigma Healthcare, Ltd.	86,903	33,927
Silver Lake Resources, Ltd. (A)	29,625	26,231
SmartGroup Corp., Ltd.	4,591	26,934
Southern Cross Media Group, Ltd.	51,441	45,228
Spark Infrastructure Group	57,746	98,558
SpeedCast International, Ltd.	17,245	42,214
St. Barbara, Ltd.	31,231	64,500
Steadfast Group, Ltd.	36,423	89,851
Super Retail Group, Ltd.	6,693	38,740
Superloop, Ltd. (A)(B)	13,181	14,277
Syrah Resources, Ltd. (A)(B)	26,594	16,460
Syrah Resources, Ltd. (A)	5,319	3,292
Tassal Group, Ltd.	13,458	46,341
Technology One, Ltd.	12,347	68,467
The Reject Shop, Ltd.	2,561	3,294
Tiger Resources, Ltd. (A)(C)	92,816	3,193
Troy Resources, Ltd. (A)(B)	15,555	1,054
Villa World, Ltd.	5,140	7,976
Village Roadshow, Ltd. (A)	5,669	11,247
Virgin Australia Holdings, Ltd. (A)	92,110	11,007
Virgin Australia Holdings, Ltd. (A)(C)	359,466	1,262
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Virtus Health, Ltd.	8,064	$25,500
Vocus Group, Ltd. (A)	26,165	60,123
Webjet, Ltd.	8,700	83,109
Western Areas, Ltd.	18,795	26,019
Westgold Resources, Ltd. (A)	15,813	20,802
WPP AUNZ, Ltd.	25,254	8,535
		7,121,888
Austria - 1.5%
Agrana Beteiligungs AG	724	15,718
ams AG (A)	1,671	65,423
ANDRITZ AG	2,760	103,911
AT&S Austria Technologie & Systemtechnik AG	2,410	43,683
CA Immobilien Anlagen AG	4,952	181,617
DO & CO AG	278	26,867
EVN AG	3,092	46,699
FACC AG (B)	1,116	15,676
Flughafen Wien AG	265	11,881
IMMOFINANZ AG (A)	4,356	113,633
Kapsch TrafficCom AG	191	6,949
Lenzing AG	693	77,254
Mayr Melnhof Karton AG	439	55,220
Oesterreichische Post AG	2,096	70,558
Palfinger AG	1,137	34,963
POLYTEC Holding AG (B)	995	9,922
Porr AG (B)	648	14,291
Rhi Magnesita NV (B)	1,095	67,419
Rosenbauer International AG	174	8,412
S IMMO AG	3,364	72,814
S&T AG	2,773	64,790
Schoeller-Bleckmann Oilfield Equipment AG	710	60,290
Semperit AG Holding (A)(B)	822	12,182
Strabag SE	893	30,988
Telekom Austria AG (A)	7,836	59,272
UBM Development AG	411	17,998
UNIQA Insurance Group AG	7,877	73,392
Vienna Insurance Group AG	2,457	63,010
Wienerberger AG	6,968	171,946
Zumtobel Group AG (A)	2,545	19,951
		1,616,729
Belgium - 1.5%
Ackermans & van Haaren NV	1,132	169,986
AGFA-Gevaert NV (A)	6,780	26,339
Akka Technologies	549	39,537
Atenor	169	14,136
Banque Nationale de Belgique	12	31,247
Barco NV	735	154,909
Bekaert SA	2,225	59,832
Biocartis NV (A)(B)(D)	2,587	30,653
bpost SA	4,236	40,197
Celyad SA (A)	493	5,742
Cie d'Entreprises CFE	416	39,501
D'ieteren SA	1,254	57,638
Econocom Group SA	6,435	23,038
Elia System Operator SA (B)	1,281	94,464
Euronav NV	8,334	78,098
EVS Broadcast Equipment SA	811	18,875
Exmar NV (A)	1,567	9,990
Fagron	1,212	24,646
Galapagos NV (A)	1,265	163,379
Gimv NV	1,153	72,780
Immobel SA	47	3,154
Ion Beam Applications (A)	1,305	19,827
Kinepolis Group NV	585	31,943

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Lotus Bakeries NV (B)	13	$34,763
Melexis NV	987	66,738
Nyrstar NV (A)(B)	5,514	1,198
Ontex Group NV	3,927	63,384
Orange Belgium SA	1,199	23,788
Oxurion NV (A)	1,612	7,000
Picanol	88	6,602
Recticel SA	2,296	20,719
Sioen Industries NV	374	10,222
Sipef NV (B)	420	20,110
Telenet Group Holding NV	461	25,688
Tessenderlo Group SA (A)	1,439	48,072
Van de Velde NV	377	11,783
Viohalco SA (A)	7,173	35,175
		1,585,153
Bermuda - 0.2%
Hiscox, Ltd.	8,333	179,036
Canada - 8.6%
5N Plus, Inc. (A)	3,515	7,140
Absolute Software Corp.	3,900	23,765
Advantage Oil & Gas, Ltd. (A)	11,500	14,314
Aecon Group, Inc.	5,700	83,440
Africa Oil Corp. (A)(B)	34,602	34,085
Ag Growth International, Inc.	1,100	46,199
AGF Management, Ltd., Class B	4,298	17,067
Aimia, Inc. (A)(B)	7,777	22,686
AirBoss of America Corp.	1,500	9,713
AKITA Drilling, Ltd., Class A	1,120	2,138
Alamos Gold, Inc., Class A	23,618	142,478
Alaris Royalty Corp. (B)	2,229	32,017
Alcanna, Inc. (B)	1,500	6,838
Algoma Central Corp.	700	7,109
Alio Gold, Inc. (A)(B)	638	492
Altius Minerals Corp.	3,100	30,111
Altus Group, Ltd.	2,618	64,113
Andrew Peller, Ltd., Class A	2,300	24,150
ARC Resources, Ltd.	11,428	55,938
Aritzia, Inc. (A)	1,700	21,783
Asanko Gold, Inc. (A)	6,600	4,183
Athabasca Oil Corp. (A)(B)	42,135	23,810
ATS Automation Tooling Systems, Inc. (A)	3,547	57,692
AutoCanada, Inc. (B)	1,985	17,401
B2Gold Corp. (A)	44,456	135,111
Badger Daylighting, Ltd. (B)	2,322	84,720
Baytex Energy Corp. (A)(B)	35,400	54,875
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd.	15,733	31,237
Bird Construction, Inc. (B)	4,995	21,551
Black Diamond Group, Ltd. (A)	2,750	4,305
BMTC Group, Inc. (B)	500	4,815
Bonavista Energy Corp. (B)	13,661	5,112
Bonterra Energy Corp. (B)	2,200	9,089
Boralex, Inc., Class A	4,277	64,308
Calfrac Well Services, Ltd. (A)(B)	6,414	10,188
Canaccord Genuity Group, Inc.	8,471	38,812
Canacol Energy, Ltd. (A)	7,565	25,418
Canadian Western Bank	4,515	102,984
Canfor Corp. (A)	4,300	34,904
Canfor Pulp Products, Inc.	2,715	22,267
CanWel Building Materials Group, Ltd. (B)	3,600	13,333
Capital Power Corp.	6,627	152,575
Capstone Mining Corp. (A)(B)	29,467	13,276
Cardinal Energy, Ltd.	5,530	10,135
Cascades, Inc.	6,623	53,306
Celestica, Inc. (A)	5,019	34,264
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Centerra Gold, Inc. (A)	14,877	$104,743
CES Energy Solutions Corp.	18,429	34,056
China Gold International Resources Corp., Ltd. (A)	18,050	22,605
Cineplex, Inc. (B)	3,000	52,667
Clearwater Seafoods, Inc. (B)	1,500	5,893
Cogeco Communications, Inc.	731	52,572
Cogeco, Inc.	445	28,395
Colliers International Group, Inc.	1,400	100,097
Computer Modelling Group, Ltd.	4,420	24,571
Continental Gold, Inc. (A)	6,884	19,923
Copper Mountain Mining Corp. (A)(B)	8,800	5,645
Corby Spirit and Wine, Ltd.	700	9,702
Corridor Resources, Inc. (A)	4,930	2,485
Corus Entertainment, Inc., B Shares	11,806	55,354
Crew Energy, Inc. (A)	11,300	6,989
CRH Medical Corp. (A)	5,500	16,548
Delphi Energy Corp. (A)	20,245	2,319
Denison Mines Corp. (A)	33,028	17,655
Detour Gold Corp. (A)	9,006	113,611
DHX Media, Ltd. (A)(B)	8,200	11,647
DIRTT Environmental Solutions (A)(B)	3,000	17,067
Dorel Industries, Inc., Class B	2,900	23,496
DREAM Unlimited Corp., Class A	4,500	24,982
Dundee Precious Metals, Inc. (A)	14,687	54,731
ECN Capital Corp.	25,400	81,851
E-L Financial Corp., Ltd.	100	56,890
Eldorado Gold Corp. (A)(B)	9,374	54,474
Element Fleet Management Corp.	20,225	147,647
Endeavour Silver Corp. (A)(B)	10,900	22,473
Enerflex, Ltd.	6,400	83,326
Enerplus Corp. (B)	11,735	88,267
Enghouse Systems, Ltd.	2,300	60,822
Ensign Energy Services, Inc.	9,800	32,104
Entertainment One, Ltd.	16,608	83,885
Equitable Group, Inc. (B)	996	55,210
Essential Energy Services, Ltd. (A)	7,268	1,721
Evertz Technologies, Ltd.	1,712	23,950
Exchange Income Corp. (B)	568	16,569
Exco Technologies, Ltd. (B)	1,500	8,877
Extendicare, Inc. (B)	6,230	39,914
Fiera Capital Corp.	3,035	26,142
Firm Capital Mortgage Investment Corp.	1,100	11,365
First Majestic Silver Corp. (A)(B)	6,681	52,752
First Mining Gold Corp. (A)	39,000	6,701
First National Financial Corp.	700	16,704
FirstService Corp.	1,300	125,081
Fission Uranium Corp. (A)(B)	19,500	7,147
Fortuna Silver Mines, Inc. (A)	14,267	40,637
Freehold Royalties, Ltd. (B)	7,229	46,756
Gamehost, Inc.	100	738
Genworth MI Canada, Inc. (B)	1,788	56,580
Gibson Energy, Inc.	7,398	131,910
Glacier Media, Inc. (A)	6,100	3,494
GMP Capital, Inc.	3,026	5,245
goeasy, Ltd. (B)	672	27,197
Golden Star Resources, Ltd. (A)	5,011	20,280
Gran Tierra Energy, Inc. (A)(B)	25,166	39,395
Great Canadian Gaming Corp. (A)	3,100	105,105
Great Panther Mining, Ltd. (A)	14,100	12,059
Guardian Capital Group, Ltd., Class A	600	11,202
Guyana Goldfields, Inc. (A)(B)	11,400	8,966
Hanfeng Evergreen, Inc. (A)(C)	200	1
Heroux-Devtek, Inc. (A)	2,700	39,504
High Liner Foods, Inc.	1,773	12,036

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Home Capital Group, Inc. (A)	5,079	$75,203
Horizon North Logistics, Inc.	8,109	11,518
Hudbay Minerals, Inc.	18,257	98,845
Hudson's Bay Company	6,300	46,184
IAMGOLD Corp. (A)	35,827	121,197
Imperial Metals Corp. (A)	4,600	8,922
Innergex Renewable Energy, Inc.	7,800	83,030
Interfor Corp. (A)	3,520	37,470
International Petroleum Corp. (A)	5,324	23,702
International Tower Hill Mines, Ltd. (A)	2,300	1,300
Intertape Polymer Group, Inc.	2,700	37,957
Ivanhoe Mines, Ltd., Class A (A)(B)	24,771	78,689
Jamieson Wellness, Inc.	1,100	16,892
Just Energy Group, Inc. (B)	11,440	49,183
KAB Distribution, Inc. (A)(C)	7,076	0
K-Bro Linen, Inc.	600	18,327
Kelt Exploration, Ltd. (A)	10,445	31,106
Kinaxis, Inc. (A)	1,068	66,606
Knight Therapeutics, Inc. (A)	5,400	31,834
Labrador Iron Ore Royalty Corp.	3,218	86,056
Largo Resources, Ltd. (A)(B)	7,800	10,781
Lassonde Industries, Inc., Class A	200	30,038
Laurentian Bank of Canada (B)	2,714	93,220
Leon's Furniture, Ltd.	1,883	21,712
Linamar Corp.	2,766	103,243
Lucara Diamond Corp. (B)	25,184	30,385
Lundin Gold, Inc. (A)	2,800	14,026
Magellan Aerospace Corp.	900	11,202
Major Drilling Group International, Inc. (A)	6,800	21,965
Maple Leaf Foods, Inc.	2,021	44,261
Martinrea International, Inc.	5,613	46,548
Medical Facilities Corp. (B)	2,104	19,907
MEG Energy Corp. (A)	13,888	53,238
Morguard Corp.	400	57,210
Morneau Shepell, Inc.	3,098	69,954
Mountain Province Diamonds, Inc.	6,800	6,698
MTY Food Group, Inc.	1,342	66,980
Mullen Group, Ltd. (B)	7,082	51,376
New Gold, Inc. (A)	28,915	28,042
NFI Group, Inc.	2,279	64,217
Norbord, Inc.	2,572	63,753
North American Construction Group, Ltd.	2,100	22,627
Northland Power, Inc.	4,359	84,880
NuVista Energy, Ltd. (A)	15,505	30,902
Obsidian Energy, Ltd. (A)(B)	6,789	8,087
Osisko Gold Royalties, Ltd.	7,495	78,124
Painted Pony Energy, Ltd. (A)(B)	7,448	5,460
Pan American Silver Corp.	11,185	144,601
Paramount Resources, Ltd., Class A (A)(B)	5,173	25,795
Parex Resources, Inc. (A)	6,816	109,354
Park Lawn Corp.	1,182	25,968
Pason Systems, Inc.	5,636	81,686
Pengrowth Energy Corp. (A)(B)	37,750	14,125
Peyto Exploration & Development Corp. (B)	10,197	30,524
PHX Energy Services Corp. (A)	1,500	3,310
Pizza Pizza Royalty Corp.	1,729	13,190
Polaris Infrastructure, Inc.	1,500	16,861
PolyMet Mining Corp. (A)(B)	11,854	4,979
Precision Drilling Corp. (A)	21,659	40,687
Premier Gold Mines, Ltd. (A)(B)	4,127	6,429
Premium Brands Holdings Corp. (B)	1,400	95,692
Pretium Resources, Inc. (A)	6,500	64,973
Pulse Seismic, Inc. (A)	2,882	4,864
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Quarterhill, Inc. (B)	9,800	$10,552
Questerre Energy Corp., Class A (A)(B)	19,444	3,563
Real Matters, Inc. (A)	3,500	18,308
Recipe Unlimited Corp.	1,300	26,207
Reitmans Canada, Ltd., Class A	3,200	6,891
Richelieu Hardware, Ltd.	4,500	75,839
Rocky Mountain Dealerships, Inc.	100	596
Rogers Sugar, Inc.	6,474	27,734
Roxgold, Inc. (A)	19,200	15,834
Russel Metals, Inc.	3,846	64,905
Sabina Gold & Silver Corp. (A)	20,475	20,795
Sandstorm Gold, Ltd. (A)	12,031	66,790
Savaria Corp. (B)	2,300	23,658
Seabridge Gold, Inc. (A)	1,222	16,517
Secure Energy Services, Inc.	5,954	32,463
SEMAFO, Inc. (A)	27,678	109,059
Seven Generations Energy, Ltd., Class A (A)	1,676	8,217
ShawCor, Ltd.	4,173	58,378
Sienna Senior Living, Inc. (B)	3,606	53,558
Sierra Wireless, Inc. (A)	2,600	31,469
Sleep Country Canada Holdings, Inc. (B)(D)	2,813	40,813
Sprott, Inc. (B)	13,300	34,226
SSR Mining, Inc. (A)	6,762	92,532
Stantec, Inc.	4,578	109,875
Stella-Jones, Inc. (B)	1,600	57,742
STEP Energy Services, Ltd. (A)(B)(D)	2,600	3,733
Storm Resources, Ltd. (A)	2,200	3,041
Stornoway Diamond Corp. (A)	23,000	439
Stuart Olson, Inc. (B)	1,600	4,142
SunOpta, Inc. (A)	5,608	18,457
Superior Plus Corp.	6,557	66,894
Surge Energy, Inc. (B)	21,600	21,113
Tamarack Valley Energy, Ltd. (A)	11,685	18,649
Taseko Mines, Ltd. (A)	16,100	8,483
Teranga Gold Corp. (A)	6,581	20,152
Tervita Corp. (A)	616	3,199
TFI International, Inc.	3,885	117,569
The Descartes Systems Group, Inc. (A)	3,600	133,191
The Intertain Group, Ltd. (A)	1,200	10,749
The North West Company, Inc.	1,606	36,656
Tidewater Midstream and Infrastructure, Ltd.	6,650	7,262
Timbercreek Financial Corp. (B)	6,000	43,481
TLC Vision Corp. (A)	3,400	0
TMAC Resources, Inc. (A)(B)	2,100	9,942
TORC Oil & Gas, Ltd.	13,180	41,164
Torex Gold Resources, Inc. (A)	5,460	56,120
Total Energy Services, Inc.	3,132	19,755
TransAlta Corp.	24,882	161,884
TransAlta Renewables, Inc.	6,998	74,012
Transcontinental, Inc., Class A	3,683	41,033
TransGlobe Energy Corp.	5,600	7,826
Trevali Mining Corp. (A)	37,134	7,940
Trican Well Service, Ltd. (A)	26,009	23,237
Tricon Capital Group, Inc.	5,668	43,282
Uni-Select, Inc. (B)	3,401	32,256
Valener, Inc.	3,089	60,905
Vecima Networks, Inc.	479	3,274
Wajax Corp.	1,300	15,615
Wesdome Gold Mines, Ltd. (A)	8,000	32,927
Western Forest Products, Inc. (B)	25,850	31,583
Westshore Terminals Investment Corp. (B)	1,589	26,670
Whitecap Resources, Inc.	15,868	51,498

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Winpak, Ltd.	1,577	$52,023
Yamana Gold, Inc.	62,988	159,689
Yangarra Resources, Ltd. (A)	7,331	12,596
Yellow Pages, Ltd. (A)(B)	200	1,081
Zenith Capital Corp. (A)(C)	1,700	286
		9,384,202
China - 0.1%
China New Higher Education Group, Ltd. (D)	46,000	17,933
FIH Mobile, Ltd. (A)(B)	195,000	21,739
Goodbaby International Holdings, Ltd. (A)(B)	71,000	16,111
Leyou Technologies Holdings, Ltd. (A)(B)	40,000	11,987
Microport Scientific Corp.	3,000	2,230
TK Group Holdings, Ltd.	26,000	12,833
		82,833
Denmark - 1.9%
ALK-Abello A/S (A)	491	114,643
Alm Brand A/S	2,824	24,971
Amagerbanken A/S (A)(C)	25,580	0
Ambu A/S, Class B (B)	6,056	98,448
Bang & Olufsen A/S (A)	2,596	18,142
Bavarian Nordic A/S (A)	1,247	30,852
D/S Norden A/S	2,246	32,369
Dfds A/S (B)	1,797	76,320
FLSmidth & Company A/S	1,871	84,779
H+H International A/S, Class B (A)	1,146	18,300
ISS A/S	5,094	154,006
Jeudan A/S	76	11,927
Jyske Bank A/S (B)	3,920	135,980
Lan & Spar Bank A/S	225	15,494
Matas A/S	2,910	31,588
Nilfisk Holding A/S (A)	903	25,232
NKT A/S (A)	2,134	32,861
NNIT A/S (D)	479	9,242
Pandora A/S	1,541	54,828
Per Aarsleff Holding A/S	1,380	49,257
Ringkjoebing Landbobank A/S	1,650	107,131
Rockwool International A/S, A Shares	81	18,606
Rockwool International A/S, B Shares	258	66,005
Royal Unibrew A/S	2,136	156,154
Scandinavian Tobacco Group A/S (D)	2,633	30,705
Schouw & Company A/S	797	60,749
SimCorp A/S	2,671	258,558
Solar A/S, B Shares	410	19,721
Spar Nord Bank A/S	4,967	43,740
Sydbank A/S	3,740	71,341
Tivoli A/S	102	10,623
Topdanmark A/S	2,474	139,624
United International Enterprises	128	25,481
Vestjysk Bank A/S (A)	23,113	14,881
Zealand Pharma A/S (A)	1,273	27,708
		2,070,266
Finland - 2.4%
Aktia Bank OYJ	2,328	22,868
Alma Media OYJ	1,962	13,110
Asiakastieto Group OYJ (D)	860	28,179
Atria OYJ	1,021	8,976
BasWare OYJ (A)	538	11,117
Bittium OYJ	2,708	19,239
Cargotec OYJ, B Shares	2,007	76,261
Caverion OYJ	3,325	26,098
Citycon OYJ	5,523	57,548
Cramo OYJ	1,982	47,154
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Ferratum OYJ	459	$5,378
Finnair OYJ	4,081	32,549
Fiskars OYJ ABP	3,218	52,708
F-Secure OYJ (A)	7,159	20,204
HKScan OYJ, A Shares (A)	316	581
Huhtamaki OYJ (B)	5,823	239,482
Ilkka-Yhtyma OYJ	1,535	6,280
Kemira OYJ	7,709	113,486
Kesko OYJ, A Shares	690	36,937
Kesko OYJ, B Shares	2,935	163,153
Konecranes OYJ	3,667	140,099
Lassila & Tikanoja OYJ	1,929	31,504
Lehto Group OYJ	1,159	3,485
Metsa Board OYJ	10,846	58,298
Metso OYJ	6,038	237,633
Nokian Renkaat OYJ	5,405	168,800
Olvi OYJ, A Shares	1,172	45,641
Oriola OYJ, B Shares	9,290	21,213
Orion OYJ, Class A	1,226	44,561
Orion OYJ, Class B	5,385	197,473
Outokumpu OYJ	19,116	65,357
Outotec OYJ (A)	6,904	36,533
Pihlajalinna OYJ	1,193	15,267
Ponsse OYJ	543	19,645
QT Group OYJ (A)	770	11,554
Raisio OYJ, V Shares	8,267	27,315
Ramirent OYJ	4,765	48,435
Revenio Group OYJ	643	14,658
Sanoma OYJ	2,611	25,184
Stockmann OYJ ABP, B Shares (A)(B)	2,666	6,706
Tieto OYJ	2,544	75,412
Tikkurila OYJ	2,646	44,568
Tokmanni Group Corp.	3,550	32,404
Uponor OYJ	2,026	22,012
Vaisala OYJ, A Shares	952	23,696
Valmet OYJ	6,664	166,249
YIT OYJ	10,171	62,604
		2,627,614
France - 4.4%
Air France-KLM (A)	11,018	105,862
AKWEL	725	13,268
Albioma SA (B)	1,912	50,676
Altamir	752	13,854
Alten SA (B)	1,582	189,669
Altran Technologies SA (B)	13,470	213,766
APRIL SA	1,212	29,745
Assystem SA	1,078	43,725
Aubay	399	14,221
Axway Software SA	531	7,850
Bastide le Confort Medical	256	11,212
Beneteau SA	2,839	31,244
Boiron SA	274	11,634
Bonduelle SCA	1,027	33,642
Burelle SA	15	14,494
Casino Guichard Perrachon SA (B)	2,995	101,994
Cegedim SA (A)	186	5,675
CGG SA (A)	29,813	56,162
Chargeurs SA	2,228	44,185
Cie des Alpes	874	24,192
Cie Plastic Omnium SA	3,159	82,152
Coface SA	7,024	70,846
Derichebourg SA	6,625	25,459
Devoteam SA	277	33,120
Electricite de Strasbourg SA	81	9,945
Elior Group SA (D)	4,760	65,468

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Elis SA	6,449	$116,920
Eramet	445	29,618
Etablissements Maurel et Prom	1,561	5,169
Europcar Mobility Group (B)(D)	5,117	36,419
Eutelsat Communications SA	9,105	170,046
Exel Industries SA, A Shares	89	4,806
Fnac Darty SA (A)	1,390	103,250
Gaztransport Et Technigaz SA	1,087	109,039
GL Events (B)	1,085	28,384
Groupe Crit	163	10,995
Groupe Open	410	8,283
Guerbet	508	27,550
Haulotte Group SA	962	7,765
ID Logistics Group (A)	176	31,260
Imerys SA	1,325	70,218
Ingenico Group SA	3,029	268,071
Ipsos	2,286	60,277
Jacquet Metal Service SA	1,278	26,123
Kaufman & Broad SA	901	34,449
Korian SA	3,163	120,314
Lagardere SCA	3,040	79,201
Latecoere SACA (A)(B)	5,397	17,631
Laurent-Perrier	110	11,212
Lectra	1,346	34,525
LISI	1,205	38,982
LNA Sante SA	511	25,627
Maisons du Monde SA (D)	1,925	45,927
Manitou BF SA	880	27,174
Manutan International	105	8,357
Mersen SA	1,171	44,922
Metropole Television SA	1,324	25,044
Neopost SA	2,721	58,214
Nexans SA	2,031	68,223
Nexity SA	2,361	102,025
Nicox (A)(B)	3,009	17,063
NRJ Group	782	6,371
Oeneo SA	1,331	15,594
Onxeo SA (A)(B)	4,617	3,969
Pierre & Vacances SA (A)	142	2,524
Plastivaloire (B)	383	2,790
Rallye SA (B)	1,771	14,113
Recylex SA (A)(B)	1,058	4,158
Rexel SA (B)	15,736	199,727
Robertet SA	28	20,329
Rothschild & Company	1,372	44,517
Rubis SCA	5,042	283,887
Savencia SA	372	27,944
Seche Environnement SA	335	13,417
Societe BIC SA (B)	1,252	95,371
Societe pour l'Informatique Industrielle	438	11,461
SOITEC (A)	1,176	128,654
Solocal Group (A)(B)	36,459	37,516
Somfy SA	407	39,281
Sopra Steria Group	705	82,147
SPIE SA (B)	7,967	147,813
Stef SA	202	16,972
Synergie SA	557	20,094
Tarkett SA	1,874	43,871
Technicolor SA (A)	18,529	17,162
Television Francaise 1	3,803	40,019
Thermador Groupe (B)	453	29,406
Trigano SA	463	42,240
Vallourec SA (A)(B)	19,754	56,746
Vetoquinol SA	56	3,692
Vicat SA	1,404	69,857
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
VIEL & Cie SA	6,040	$34,363
Vilmorin & Cie SA	614	35,147
Virbac SA (A)	180	34,440
		4,802,735
Gabon - 0.0%
Total Gabon	20	3,106
Georgia - 0.1%
Bank of Georgia Group PLC	2,491	47,496
Georgia Capital PLC (A)	2,491	34,555
		82,051
Germany - 6.5%
Aareal Bank AG	2,902	76,449
ADLER Real Estate AG	1,638	20,903
ADO Properties SA (D)	1,427	59,013
ADVA Optical Networking SE (A)	5,162	37,775
AIXTRON SE (A)	3,257	31,113
Allgeier SE	498	14,734
Amadeus Fire AG	408	55,548
Atoss Software AG	109	16,983
Aurubis AG	2,018	98,561
Basler AG (B)	162	9,201
Bauer AG	959	26,439
BayWa AG	1,025	29,652
Bechtle AG	1,316	151,453
Bertrandt AG	394	27,985
bet-at-home.com AG	350	22,069
Bijou Brigitte AG	340	15,519
Bilfinger SE	2,311	74,790
Borussia Dortmund GmbH & Company KGaA	3,564	33,551
CANCOM SE	2,262	120,064
CECONOMY AG (A)	8,144	49,788
CENIT AG	446	6,572
CENTROTEC Sustainable AG	291	4,139
Cewe Stiftung & Company KGAA	503	49,705
comdirect bank AG	2,610	29,399
CompuGroup Medical SE	1,368	110,481
CropEnergies AG	1,544	10,848
CTS Eventim AG & Company KGaA	3,354	155,950
Delticom AG (A)	491	2,731
Deutsche Beteiligungs AG	854	32,940
Deutsche EuroShop AG	2,527	69,837
Deutsche Pfandbriefbank AG (D)	7,700	92,717
Deutz AG	10,600	103,122
DIC Asset AG	3,005	34,697
DMG Mori AG	1,162	57,599
Dr. Hoenle AG	420	28,320
Draegerwerk AG & Company KGaA	82	3,923
Duerr AG	3,200	109,326
Eckert & Ziegler AG	402	47,348
Elmos Semiconductor AG	1,271	31,806
ElringKlinger AG (A)	2,576	15,541
Evotec SE (A)(B)	4,831	135,257
Fielmann AG	1,241	89,877
First Sensor AG	676	21,626
Freenet AG	6,277	125,579
FUCHS PETROLUB SE	302	10,751
GEA Group AG	6,434	182,601
Gerresheimer AG (B)	1,930	142,252
Gesco AG	885	24,253
GFT Technologies SE	961	7,671
Grenke AG (B)	781	83,967
H&R GmbH & Company KGaA (A)	1,324	10,197
Hamburger Hafen und Logistik AG	1,330	35,193

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Heidelberger Druckmaschinen AG (A)(B)	18,003	$28,910
Hella GmbH & Company KGaA	2,112	104,065
Hornbach Baumarkt AG	249	4,890
HUGO BOSS AG	3,312	220,731
Indus Holding AG	975	43,794
Isra Vision AG	561	24,997
Jenoptik AG	3,695	119,487
K+S AG (B)	10,944	203,618
Kloeckner & Company SE	5,538	33,113
Koenig & Bauer AG	912	37,635
Krones AG	775	62,440
KWS Saat SE	381	27,775
LANXESS AG	4,224	250,861
Leifheit AG	437	10,310
Leoni AG (A)(B)	2,398	39,668
LPKF Laser & Electronics AG (A)	1,100	9,510
Manz AG (A)(B)	233	6,196
Medigene AG (A)	760	6,413
METRO AG (B)	3,100	56,646
MLP SE	5,864	27,614
Nemetschek SE	3,018	181,813
Nexus AG	866	32,657
Nordex SE (A)	4,553	62,857
Norma Group SE	1,379	57,149
OHB SE	399	15,188
OSRAM Licht AG (B)	4,525	149,475
Paragon GmbH & Company KGaA (B)	209	4,952
PATRIZIA AG	3,146	65,173
Pfeiffer Vacuum Technology AG	311	45,696
PNE AG	4,544	12,854
ProSiebenSat.1 Media SE	8,224	128,834
PSI Software AG	815	16,562
QSC AG	6,549	10,156
Rheinmetall AG	2,634	322,826
RHOEN-KLINIKUM AG	2,065	63,114
RIB Software SE	2,883	59,214
Rocket Internet SE (A)(D)	4,038	116,338
SAF-Holland SA	4,007	46,469
Salzgitter AG	1,978	56,682
Scout24 AG (D)	4,333	230,318
SGL Carbon SE (A)(B)	1,013	8,224
SHW AG	14	305
Siltronic AG	776	56,390
Sixt SE	694	74,264
SMA Solar Technology AG (A)	916	26,606
Software AG	2,120	72,858
STRATEC SE	407	26,341
Stroeer SE & Company KGaA	2,113	158,741
Suedzucker AG	3,535	59,906
SUESS MicroTec SE (A)	2,259	24,130
Surteco Group SE	496	14,304
TAG Immobilien AG (A)	6,907	159,539
Takkt AG	2,476	36,052
Technotrans SE	530	13,096
Tele Columbus AG (A)(B)(D)	1,029	2,068
TLG Immobilien AG	4,368	127,871
Tom Tailor Holding SE (A)(B)	3,037	8,322
Traffic Systems SE	106	1,789
VERBIO Vereinigte BioEnergie AG	1,482	13,149
Vossloh AG	859	31,596
Wacker Chemie AG	759	59,979
Wacker Neuson SE	2,553	64,187
Washtec AG	611	41,540
Wuestenrot & Wuerttembergische AG	1,566	33,691
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
XING SE	163	$69,691
		7,019,454
Gibraltar - 0.0%
888 Holdings PLC	12,231	25,375
Greece - 0.0%
Alapis Holding Industrial & Commercial SA (A)(C)	3,303	154
TT Hellenic Postbank SA (A)(C)	12,594	0
		154
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)	5,635	2,615
Hong Kong - 2.6%
Agritrade Resources, Ltd. (B)	130,000	18,823
Allied Group, Ltd.	6,000	33,151
Allied Properties HK, Ltd.	160,000	35,019
APAC Resources, Ltd.	15,396	2,071
APT Satellite Holdings, Ltd.	32,250	13,156
Asia Financial Holdings, Ltd.	14,000	7,908
Asia Satellite Telecommunications Holdings, Ltd.	2,500	3,002
Associated International Hotels, Ltd.	28,000	81,334
BOE Varitronix, Ltd.	18,000	5,286
Bonjour Holdings, Ltd. (A)	162,800	3,856
Bright Smart Securities & Commodities Group, Ltd. (B)	26,000	5,263
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	14,603
Brockman Mining, Ltd. (A)	740,840	15,573
Burwill Holdings, Ltd. (A)	292,000	3,971
Cafe de Coral Holdings, Ltd.	18,000	53,552
Camsing International Holding, Ltd. (B)	16,000	14,705
Chen Hsong Holdings	10,000	3,560
Cheuk Nang Holdings, Ltd.	3,332	1,691
China Energy Development Holdings, Ltd. (A)	634,000	12,222
China Medical & HealthCare Group, Ltd. (A)	470,000	10,219
China Shandong Hi-Speed Financial Group, Ltd. (A)(B)	438,000	18,197
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
China Strategic Holdings, Ltd. (A)	885,000	7,715
Chinese Estates Holdings, Ltd.	22,000	19,878
Chong Hing Bank, Ltd.	10,000	17,049
Chow Sang Sang Holdings International, Ltd.	22,000	32,443
Chuang's Consortium International, Ltd.	30,948	6,850
CITIC Telecom International Holdings, Ltd.	59,000	23,395
CK Life Sciences International Holdings, Inc.	282,000	15,726
CP Lotus Corp. (A)	220,000	2,892
CSI Properties, Ltd.	245,066	12,246
CST Group, Ltd. (A)	2,210,240	4,521
Dah Sing Banking Group, Ltd.	18,000	32,492
Dah Sing Financial Holdings, Ltd.	6,520	30,466
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor Capital Group, Ltd.	192,000	7,138
Emperor Entertainment Hotel, Ltd.	40,000	8,339
Emperor International Holdings, Ltd.	97,333	25,167
Esprit Holdings, Ltd. (A)(B)	117,900	22,499
Fairwood Holdings, Ltd.	3,500	12,056
Far East Consortium International, Ltd.	79,809	36,746
First Pacific Company, Ltd.	146,000	59,243
Freeman FinTech Corp., Ltd. (A)	32,000	771
Future Bright Holdings, Ltd.	6,000	330

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Get Nice Holdings, Ltd.	591,000	$20,060
Giordano International, Ltd.	82,000	35,935
Global Brands Group Holding, Ltd.	30,400	2,722
Glory Sun Financial Group, Ltd.	80,000	4,045
Gold-Finance Holdings, Ltd. (A)(B)(C)	62,000	571
Great Eagle Holdings, Ltd.	10,000	42,787
G-Resources Group, Ltd. (A)	2,014,800	16,259
Guotai Junan International Holdings, Ltd. (B)	207,000	35,796
Haitong International Securities Group, Ltd.	114,070	37,283
Hang Fung Gold Technology, Ltd. (A)(C)	90,000	0
Hang Lung Group, Ltd.	8,000	22,205
Hanison Construction Holdings, Ltd.	27,441	4,744
Harbour Centre Development, Ltd.	38,000	69,473
HKBN, Ltd.	36,000	64,912
HKR International, Ltd.	51,920	26,071
Hong Kong Ferry Holdings Company, Ltd. (B)	29,000	31,234
Hong Kong Television Network, Ltd. (A)	23,000	13,195
Hongkong Chinese, Ltd.	66,000	8,943
Hsin Chong Group Holdings, Ltd. (A)(B)(C)	170,000	7,617
Hutchison Port Holdings Trust	161,400	37,104
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	18,862
Imagi International Holdings, Ltd. (A)	3,984	1,032
IT, Ltd.	44,601	18,811
Johnson Electric Holdings, Ltd.	20,500	43,827
Kerry Logistics Network, Ltd.	24,000	43,244
Kingston Financial Group, Ltd.	38,000	7,733
Kowloon Development Company, Ltd.	22,000	28,970
Lai Sun Development Company, Ltd.	15,320	22,676
Landing International Development, Ltd. (A)	75,600	10,458
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	22,500	8,672
Li & Fung, Ltd.	322,000	56,181
Lifestyle International Holdings, Ltd.	25,000	36,573
Lippo China Resources, Ltd.	36,000	755
Liu Chong Hing Investment, Ltd.	16,000	25,401
Luk Fook Holdings International, Ltd.	15,000	46,981
Man Wah Holdings, Ltd.	50,800	22,419
Mandarin Oriental International, Ltd.	8,000	14,247
Mason Group Holdings, Ltd. (A)	1,548,800	24,179
Melco International Development, Ltd. (B)	33,000	73,022
Midland Holdings, Ltd.	34,734	6,145
Miramar Hotel & Investment	15,000	32,794
Nameson Holdings, Ltd.	62,000	4,380
New Times Energy Corp., Ltd. (A)	59,175	606
NewOcean Energy Holdings, Ltd. (A)	66,000	14,973
NOVA Group Holdings, Ltd.	60,000	15,833
OP Financial, Ltd.	32,000	8,030
Oshidori International Holdings, Ltd.	204,000	25,598
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd. (B)	294,000	53,864
Pacific Textiles Holdings, Ltd.	26,000	20,585
Paliburg Holdings, Ltd.	46,000	17,950
Paradise Entertainment, Ltd.	52,000	8,075
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Pico Far East Holdings, Ltd.	60,000	20,281
Playmates Holdings, Ltd.	78,000	11,396
Playmates Toys, Ltd. (A)	8,000	624
Polytec Asset Holdings, Ltd.	152,200	19,467
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Public Financial Holdings, Ltd.	24,000	$10,291
PYI Corp., Ltd. (A)	372,000	5,236
Regal Hotels International Holdings, Ltd.	36,000	22,551
Regina Miracle International Holdings, Ltd. (D)	17,000	13,548
Sa Sa International Holdings, Ltd. (B)	61,568	17,680
SEA Holdings, Ltd. (B)	19,268	25,837
Shenwan Hongyuan HK, Ltd.	20,000	3,562
Shun Tak Holdings, Ltd.	80,250	32,117
Singamas Container Holdings, Ltd.	114,000	17,066
SITC International Holdings Company, Ltd.	64,000	65,352
Sitoy Group Holdings, Ltd.	14,000	2,697
SmarTone Telecommunications Holdings, Ltd.	31,500	30,020
SOCAM Development, Ltd. (A)	3,892	1,023
South China Holdings Company, Ltd. (A)	640,000	14,749
Stella International Holdings, Ltd.	20,000	33,808
Summit Ascent Holdings, Ltd. (A)	90,000	18,626
Sun Hung Kai & Company, Ltd.	45,000	21,027
SUNeVision Holdings, Ltd.	18,000	15,683
TAI Cheung Holdings, Ltd.	33,000	33,507
Tao Heung Holdings, Ltd.	14,000	2,650
Television Broadcasts, Ltd.	19,100	31,943
Texwinca Holdings, Ltd.	60,000	18,378
The Cross-Harbour Holdings, Ltd.	19,716	27,851
The Hongkong & Shanghai Hotels, Ltd.	31,500	41,016
The United Laboratories International Holdings, Ltd.	42,000	22,513
TOM Group, Ltd. (A)(B)	96,000	19,200
Town Health International Medical Group, Ltd. (A)(B)(C)	261,361	23,086
Tradelink Electronic Commerce, Ltd.	50,000	8,068
Transport International Holdings, Ltd.	11,200	32,904
Trinity, Ltd. (A)	74,000	3,221
Upbest Group, Ltd.	164,000	21,442
Victory City International Holdings, Ltd.	11,306	970
VSTECS Holdings, Ltd. (B)	45,200	25,104
VTech Holdings, Ltd.	6,900	61,844
Wai Kee Holdings, Ltd.	24,000	15,046
We Solutions, Ltd. (A)(B)	56,000	3,051
Wing On Company International, Ltd.	4,000	12,897
Wing Tai Properties, Ltd.	86,000	60,495
YT Realty Group, Ltd.	9,152	2,703
		2,799,486
Ireland - 0.5%
C&C Group PLC	8,357	37,128
Cairn Homes PLC (A)	4,835	6,600
FBD Holdings PLC	778	7,471
Glanbia PLC	5,573	90,613
Grafton Group PLC	14,783	151,166
Greencore Group PLC	23,830	66,235
Hostelworld Group PLC (D)	3,022	6,840
IFG Group PLC (A)	7,017	16,815
Irish Continental Group PLC	3,120	15,483
Tarsus Group PLC	6,029	32,914
UDG Healthcare PLC	8,747	88,734
		519,999
Isle of Man - 0.1%
Hansard Global PLC	6,816	4,049
Playtech PLC	12,183	66,070
Strix Group PLC	6,042	12,311
		82,430

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel - 1.2%
ADO Group, Ltd. (A)	940	$14,114
Africa Israel Properties, Ltd. (A)	558	18,004
Airport City, Ltd. (A)	5,177	95,195
Allot, Ltd. (A)	2,103	15,016
Alony Hetz Properties & Investments, Ltd.	4,742	61,627
Alrov Properties and Lodgings, Ltd.	399	14,928
Amot Investments, Ltd.	4,144	27,555
Ashtrom Properties, Ltd.	2,078	11,243
AudioCodes, Ltd.	1,955	29,632
Bayside Land Corp.	50	26,443
Big Shopping Centers, Ltd. (A)	381	27,555
Blue Square Real Estate, Ltd.	215	9,371
Cellcom Israel, Ltd. (A)	1,966	5,635
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	825	2,384
Clal Biotechnology Industries, Ltd. (A)	3,950	2,314
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	32,800
Compugen, Ltd. (A)	1,251	4,951
Delek Automotive Systems, Ltd.	1,858	8,570
Delta Galil Industries, Ltd.	618	18,203
Direct Insurance Financial Investments, Ltd.	919	10,150
El Al Israel Airlines (A)	24,289	6,336
Electra, Ltd.	139	38,854
Energix-Renewable Energies, Ltd. (A)	4,212	8,500
Equital, Ltd. (A)	992	31,133
First International Bank of Israel, Ltd.	787	19,887
Formula Systems 1985, Ltd.	549	28,266
Fox Wizel, Ltd.	488	13,981
Gilat Satellite Networks, Ltd.	1,452	12,497
Hadera Paper, Ltd.	244	16,777
Harel Insurance Investments & Financial Services, Ltd.	7,935	59,576
Hilan, Ltd.	1,033	33,614
IDI Insurance Company, Ltd.	440	17,132
Industrial Buildings Corp., Ltd. (A)	8,157	16,187
Inrom Construction Industries, Ltd.	2,183	7,659
Intercure, Ltd. (A)(B)	3,504	7,168
Israel Discount Bank, Ltd., Class A	1	3
Kamada, Ltd. (A)	1,616	8,732
Magic Software Enterprises, Ltd.	1,349	12,246
Matrix IT, Ltd.	2,095	30,174
Maytronics, Ltd.	1,808	12,484
Mega Or Holdings, Ltd.	757	13,946
Menora Mivtachim Holdings, Ltd.	1,766	26,818
Migdal Insurance & Financial Holding, Ltd.	27,734	29,092
Mivtach Shamir Holdings, Ltd.	397	6,642
Naphtha Israel Petroleum Corp., Ltd.	2,030	13,290
Nova Measuring Instruments, Ltd. (A)	1,872	46,634
Oil Refineries, Ltd. (A)	102,102	52,448
Partner Communications Company, Ltd. (A)	6,688	28,619
Paz Oil Company, Ltd.	525	73,941
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	23,416
Redhill Biopharma, Ltd. (A)	22,470	14,568
Scope Metals Group, Ltd.	377	8,859
Shapir Engineering and Industry, Ltd.	7,076	25,963
Shikun & Binui, Ltd.	10,724	31,298
Shufersal, Ltd.	4,972	33,170
Summit Real Estate Holdings, Ltd.	2,363	22,794
The Phoenix Holdings, Ltd.	2,821	17,111
		1,285,505
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy - 4.0%
A2A SpA	88,577	$153,763
ACEA SpA	4,062	77,351
Amplifon SpA	4,346	101,831
Anima Holding SpA (D)	9,128	31,033
Aquafil SpA	969	9,129
Arnoldo Mondadori Editore SpA (A)	12,613	22,721
Ascopiave SpA	7,647	32,828
Autogrill SpA	6,245	65,502
Avio SpA	877	14,483
Azimut Holding SpA (B)	7,499	144,501
Banca Farmafactoring SpA (D)	8,151	45,432
Banca Generali SpA	3,249	93,554
Banca IFIS SpA	1,607	21,688
Banca Popolare di Sondrio SCPA	28,436	63,084
Banca Profilo SpA	24,032	4,190
Banco BPM SpA (A)(B)	97,273	198,116
BF SpA (A)	1,608	4,704
Biesse SpA (B)	835	10,721
BPER Banca	26,394	107,586
Brunello Cucinelli SpA	1,411	47,642
Buzzi Unicem SpA	4,611	93,621
Cairo Communication SpA	4,712	14,160
Cementir Holding SpA	4,165	30,199
Cerved Group SpA	12,425	110,267
CIR-Compagnie Industriali Riunite SpA	30,338	32,462
Credito Emiliano SpA	6,238	30,052
Credito Valtellinese SpA (A)	504,336	32,382
Danieli & C Officine Meccaniche SpA	788	14,441
Datalogic SpA	984	19,514
De' Longhi SpA	2,476	50,111
DeA Capital SpA (A)	4,665	6,770
DiaSorin SpA	357	41,474
doValue SpA (D)	812	10,802
El.En. SpA	617	12,840
Enav SpA (D)	13,939	79,117
ERG SpA	2,242	45,913
Esprinet SpA	3,554	12,944
Eurotech SpA (A)(B)	1,562	8,633
Falck Renewables SpA	9,073	38,073
Fincantieri SpA	18,635	20,899
Freni Brembo SpA	9,683	111,436
GEDI Gruppo Editoriale SpA (A)	18,304	6,176
Geox SpA	8,390	12,178
Gruppo MutuiOnline SpA	2,096	37,324
Hera SpA	55,199	211,137
IMA Industria Macchine Automatiche SpA	816	67,671
IMMSI SpA (A)	6,756	4,202
Infrastrutture Wireless Italiane SpA (D)	3,185	31,227
Interpump Group SpA	4,044	124,436
Iren SpA	30,720	79,867
Italgas SpA	28,535	191,782
Italmobiliare SpA	1,654	39,911
Juventus Football Club SpA (A)(B)	23,150	38,987
La Doria SpA (B)	1,205	12,466
Leonardo SpA	3,450	43,769
Maire Tecnimont SpA (B)	10,323	33,470
MARR SpA	1,645	37,550
Mediaset SpA (A)(B)	18,917	61,831
OVS SpA (A)(B)(D)	9,134	15,694
Piaggio & C SpA	11,658	34,210
Prima Industrie SpA	178	3,022
RAI Way SpA (D)	5,678	33,982
Reno de Medici SpA (B)	15,969	11,224
Reply SpA	832	56,776
Retelit SpA (B)	7,126	11,343

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
SAES Getters SpA (B)	213	$4,971
Safilo Group SpA (A)(B)	2,378	2,494
Saipem SpA (A)	41,655	207,874
Salini Impregilo SpA (A)(B)	14,544	29,373
Salvatore Ferragamo SpA	2,218	52,964
Saras SpA	28,012	42,284
Sesa SpA	320	10,336
Societa Cattolica di Assicurazioni SC	11,261	100,711
Societa Iniziative Autostradali e Servizi SpA	5,263	97,787
Sogefi SpA (A)(B)	3,551	5,028
SOL SpA	2,802	35,508
Tamburi Investment Partners SpA	5,435	34,713
Technogym SpA (D)	3,895	43,396
Tinexta SpA	1,069	15,971
Tod's SpA (B)	590	27,530
TREVI - Finanziaria Industriale SpA (A)(B)	9,838	2,773
Unione di Banche Italiane SpA (B)	63,162	172,448
Unipol Gruppo SpA	23,441	114,222
UnipolSai Assicurazioni SpA	26,683	68,561
Zignago Vetro SpA	1,669	20,203
		4,355,351
Japan - 22.3%
Access Company, Ltd.	2,300	16,587
Achilles Corp.	1,000	18,305
Adastria Company, Ltd.	920	19,721
ADEKA Corp.	4,700	69,629
Advan Company, Ltd.	1,000	9,844
Aeon Fantasy Company, Ltd.	400	8,312
Aeria, Inc. (A)(B)	700	5,523
Ai Holdings Corp.	1,900	30,813
Aichi Corp.	3,200	20,703
Aichi Steel Corp.	700	20,498
Aida Engineering, Ltd.	4,500	34,862
Aiful Corp. (A)	15,500	31,726
Aiphone Company, Ltd.	1,300	19,451
Airport Facilities Company, Ltd.	1,200	5,630
Aisan Industry Company, Ltd.	2,500	15,866
Aizawa Securities Company, Ltd.	2,400	13,845
Akatsuki, Inc.	400	21,644
Akebono Brake Industry Company, Ltd. (A)	9,400	9,186
Albis Company, Ltd.	500	10,698
Alconix Corp.	1,600	21,185
Alpen Company, Ltd. (B)	1,100	15,597
Alpha Systems, Inc.	840	21,859
Altech Corp.	1,100	16,799
Amano Corp.	1,300	35,978
Anest Iwata Corp.	1,800	16,061
Anicom Holdings, Inc. (B)	1,300	46,597
AOI TYO Holdings, Inc. (B)	1,200	7,666
AOKI Holdings, Inc.	3,100	30,744
Aoyama Trading Company, Ltd.	2,500	49,080
Arakawa Chemical Industries, Ltd.	1,400	18,290
Arata Corp.	700	23,887
Arcland Sakamoto Company, Ltd.	2,400	29,403
Arcland Service Holdings Company, Ltd. (B)	1,000	17,180
Arcs Company, Ltd.	2,625	52,430
Arealink Company, Ltd.	500	4,444
Argo Graphics, Inc.	1,000	22,111
Arisawa Manufacturing Company, Ltd.	2,900	23,937
Arrk Corp. (A)(B)	4,200	3,943
As One Corp.	400	33,280
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Asahi Company, Ltd.	800	$9,036
Asahi Diamond Industrial Company, Ltd.	3,900	23,829
Asahi Holdings, Inc.	1,800	36,574
ASAHI YUKIZAI Corp.	1,200	15,456
Asanuma Corp.	700	22,610
Asia Pile Holdings Corp.	3,300	18,183
ASKA Pharmaceutical Company, Ltd.	1,600	18,695
ASKUL Corp.	1,000	21,430
Ateam, Inc.	800	8,473
Atom Corp.	5,000	44,323
Atrae, Inc. (A)	700	16,469
Atsugi Company, Ltd.	1,200	9,855
Autobacs Seven Company, Ltd.	3,000	49,567
Avex, Inc.	2,500	31,769
Axell Corp. (A)	100	575
Axial Retailing, Inc.	800	27,565
Bando Chemical Industries, Ltd.	2,500	23,674
Bank of the Ryukyus, Ltd.	3,000	32,082
BayCurrent Consulting, Inc.	900	34,796
Belc Company, Ltd.	500	24,387
Bell System24 Holdings, Inc.	2,400	33,255
Belluna Company, Ltd.	5,000	34,185
BML, Inc.	1,000	28,449
Bourbon Corp.	500	7,837
Broadleaf Company, Ltd.	4,600	22,785
BRONCO BILLY Company, Ltd. (B)	600	12,152
Bunka Shutter Company, Ltd.	5,000	37,961
C Uyemura & Company, Ltd.	400	22,897
CAC Holdings Corp.	1,500	20,929
Can Do Company, Ltd. (B)	900	13,320
Canon Electronics, Inc.	1,700	28,606
Carlit Holdings Company, Ltd.	2,100	12,332
Cawachi, Ltd.	900	16,720
Central Automotive Products, Ltd.	1,200	20,445
Central Glass Company, Ltd.	2,800	62,371
Central Security Patrols Company, Ltd. (B)	300	13,908
Central Sports Company, Ltd.	600	17,326
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	19,701
Chino Corp.	400	4,755
Chiyoda Company, Ltd.	800	11,717
Chiyoda Integre Company, Ltd.	800	14,715
Chofu Seisakusho Company, Ltd.	1,700	33,750
Chori Company, Ltd.	1,200	19,136
Chubu Shiryo Company, Ltd.	2,000	22,697
Chudenko Corp.	1,900	39,559
Chuetsu Pulp & Paper Company, Ltd.	500	6,769
Chugai Ro Company, Ltd.	500	7,514
Chugoku Marine Paints, Ltd.	4,000	34,400
CI Takiron Corp.	3,000	18,769
Citizen Watch Company, Ltd.	5,300	27,272
CKD Corp.	3,300	33,651
Cleanup Corp.	2,100	10,744
CMIC Holdings Company, Ltd.	1,200	22,813
CMK Corp.	3,700	21,601
cocokara fine, Inc.	1,140	59,420
COLOPL, Inc.	3,000	18,177
Colowide Company, Ltd.	2,700	51,773
Computer Engineering & Consulting, Ltd.	1,800	39,738
Comture Corp.	500	17,858
CONEXIO Corp.	1,300	16,516
Corona Corp.	300	2,748
Cosel Company, Ltd. (B)	1,200	12,831
Cosmo Energy Holdings Company, Ltd.	1,400	31,729
Cota Company, Ltd.	400	4,250

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Create Restaurants Holdings, Inc.	2,500	$31,150
Create SD Holdings Company, Ltd.	900	21,181
CTS Company, Ltd.	1,900	12,095
Dai Nippon Toryo Company, Ltd.	1,200	11,605
Daibiru Corp.	3,400	31,686
Dai-Dan Company, Ltd.	1,000	21,415
Daido Metal Company, Ltd.	1,900	11,698
Daido Steel Company, Ltd.	800	30,432
Daidoh, Ltd.	2,000	5,215
Daihen Corp.	1,400	40,303
Daiho Corp.	1,200	30,116
Daiichi Jitsugyo Company, Ltd.	400	11,455
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	14,323
Dai-ichi Seiko Company, Ltd.	500	5,811
Daiken Corp.	1,000	20,436
Daiken Medical Company, Ltd.	400	2,288
Daiki Aluminium Industry Company, Ltd.	3,000	21,077
Daikoku Denki Company, Ltd.	800	9,615
Daikokutenbussan Company, Ltd.	300	9,568
Daikyonishikawa Corp.	1,900	15,134
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	1,000	28,148
Daio Paper Corp.	3,600	42,417
Daiseki Company, Ltd.	1,800	45,131
Daishi Hokuetsu Financial Group, Inc.	2,700	69,272
Daito Pharmaceutical Company, Ltd.	700	21,503
Daiwa Industries, Ltd.	2,000	20,865
Daiwabo Holdings Company, Ltd.	800	38,233
DCM Holdings Company, Ltd. (B)	6,500	63,951
Denki Kogyo Company, Ltd.	1,000	29,556
Densan System Company, Ltd.	700	21,419
Denyo Company, Ltd.	900	12,145
Descente, Ltd.	700	12,336
Dexerials Corp.	3,500	22,617
Digital Arts, Inc.	400	35,385
Digital Hearts Holdings Company, Ltd.	900	8,780
Dip Corp.	1,900	31,904
DKS Company, Ltd.	400	13,294
Doshisha Company, Ltd.	1,700	26,875
Doutor Nichires Holdings Company, Ltd.	2,300	43,597
Dowa Holdings Company, Ltd.	1,000	32,145
DTS Corp.	1,800	37,602
Duskin Company, Ltd.	2,100	55,330
DyDo Group Holdings, Inc.	700	30,108
Eagle Industry Company, Ltd.	2,200	21,512
EDION Corp.	5,000	46,563
eGuarantee, Inc.	2,400	28,880
E-Guardian, Inc.	900	15,459
Eiken Chemical Company, Ltd.	1,800	28,561
Elecom Company, Ltd.	800	27,172
Elematec Corp.	1,400	13,320
EM Systems Company, Ltd. (B)	1,000	15,327
Enigmo, Inc. (A)	1,200	27,118
en-japan, Inc.	1,100	43,055
Enplas Corp.	1,100	32,769
EPS Holdings, Inc.	1,800	28,009
eRex Company, Ltd.	1,900	20,429
ES-Con Japan, Ltd.	3,800	23,629
ESPEC Corp.	1,600	34,901
Exedy Corp.	1,900	39,899
F@N Communications, Inc.	2,000	10,435
FCC Company, Ltd.	2,200	46,161
Feed One Company, Ltd.	15,040	26,040
Ferrotec Holdings Corp.	2,600	20,530
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
FIDEA Holdings Company, Ltd.	21,400	$22,857
Fields Corp.	1,500	7,027
Financial Products Group Company, Ltd.	2,800	23,167
Fixstars Corp.	2,000	37,017
Foster Electric Company, Ltd.	2,100	30,363
France Bed Holdings Company, Ltd.	2,200	19,766
Fronteo, Inc.	2,600	8,523
Fudo Tetra Corp.	1,080	13,130
Fuji Company, Ltd.	1,400	23,672
Fuji Corp.	2,900	36,990
Fuji Corp., Ltd.	1,300	8,784
Fuji Oil Company, Ltd.	4,400	10,794
Fuji Pharma Company, Ltd.	1,400	18,127
Fujibo Holdings, Inc.	700	15,111
Fujicco Company, Ltd.	1,500	28,387
Fujikura Kasei Company, Ltd.	2,000	10,463
Fujikura, Ltd.	15,600	58,886
Fujimori Kogyo Company, Ltd.	1,100	29,583
Fujisash Company, Ltd.	4,900	3,926
Fujita Kanko, Inc.	300	7,530
Fujitec Company, Ltd.	4,000	52,413
Fujitsu Frontech, Ltd.	600	5,608
Fujitsu General, Ltd.	3,000	47,772
Fujiya Company, Ltd.	500	9,045
Fukuda Corp.	200	8,506
Fukushima Industries Corp.	500	16,482
Fukuyama Transporting Company, Ltd.	800	29,002
FULLCAST Holdings Company, Ltd.	1,000	21,335
Funai Electric Company, Ltd. (A)	700	5,106
Funai Soken Holdings, Inc.	1,800	43,673
Furukawa Company, Ltd.	1,900	24,702
Furuno Electric Company, Ltd.	2,400	22,587
Fuso Chemical Company, Ltd.	1,000	19,927
Fuso Pharmaceutical Industries, Ltd.	500	8,624
Futaba Corp.	1,600	20,908
Futaba Industrial Company, Ltd.	3,400	18,644
Future Corp.	1,200	23,726
Fuyo General Lease Company, Ltd.	900	51,350
Gakken Holdings Company, Ltd.	400	18,871
GCA Corp.	1,900	12,139
Gecoss Corp.	400	3,533
Genki Sushi Company, Ltd.	500	14,412
Genky DrugStores Company, Ltd.	700	16,852
Geo Holdings Corp.	2,700	34,620
Giken, Ltd.	1,200	37,672
GLOBERIDE, Inc.	1,000	31,189
Glory, Ltd.	1,600	42,344
GMO internet, Inc.	1,800	32,722
Godo Steel, Ltd.	1,000	18,302
Goldcrest Company, Ltd.	990	17,465
Gree, Inc.	6,100	28,455
GS Yuasa Corp.	1,600	30,936
G-Tekt Corp.	1,200	17,011
Gun-Ei Chemical Industry Company, Ltd.	400	9,012
Gunosy, Inc. (A)	900	15,150
Gunze, Ltd.	800	34,490
Gurunavi, Inc.	1,400	8,679
H2O Retailing Corp.	4,900	56,621
Hagihara Industries, Inc.	800	9,753
Hagiwara Electric Holdings Company, Ltd.	500	13,085
Hakuto Company, Ltd.	1,300	14,600
Halows Company, Ltd.	600	12,341
Hamakyorex Company, Ltd.	1,000	35,329
Hanwa Company, Ltd.	2,400	64,401
Happinet Corp.	1,000	12,287

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hazama Ando Corp.	10,090	$67,542
Heiwa Real Estate Company, Ltd.	1,500	30,703
Heiwado Company, Ltd.	2,000	35,529
Hibiya Engineering, Ltd.	1,500	26,148
Hiday Hidaka Corp.	1,432	27,475
HI-LEX Corp.	600	9,723
Hinokiya Group Company, Ltd.	300	5,928
Hioki EE Corp.	500	16,269
Hiramatsu, Inc. (B)	300	979
Hirano Tecseed Company, Ltd. (B)	1,100	17,091
Hirata Corp.	400	23,328
Hisaka Works, Ltd.	2,000	16,177
Hitachi Zosen Corp.	11,700	42,989
Hochiki Corp.	600	7,437
Hodogaya Chemical Company, Ltd.	700	18,906
Hogy Medical Company, Ltd.	800	23,669
Hokkaido Electric Power Company, Inc.	11,100	62,256
Hokkaido Gas Company, Ltd.	600	8,041
Hokkan Holdings, Ltd.	1,000	15,830
Hokuetsu Corp.	7,900	42,706
Hokuetsu Industries Company, Ltd.	2,000	22,525
Hokuhoku Financial Group, Inc.	4,500	46,889
Hokuriku Electric Power Company (A)	9,400	68,251
Hokuto Corp.	1,600	27,007
H-One Company, Ltd.	1,000	7,129
Honeys Holdings Company, Ltd.	1,350	14,861
Hoosiers Holdings	5,000	27,982
Hosiden Corp.	4,400	48,989
Ibiden Company, Ltd.	1,600	28,112
IBJ Leasing Company, Ltd.	1,900	47,664
Ichigo, Inc.	12,000	35,327
Ichikoh Industries, Ltd.	2,300	15,234
Ichinen Holdings Company, Ltd.	1,900	19,664
Ichiyoshi Securities Company, Ltd.	2,800	18,966
Icom, Inc.	500	11,288
Idec Corp.	1,600	30,142
IDOM, Inc.	3,900	10,493
Iino Kaiun Kaisha, Ltd.	7,300	24,382
IJTT Company, Ltd.	1,200	5,612
Ikegami Tsushinki Company, Ltd.	400	4,116
Imasen Electric Industrial	1,700	14,576
Imuraya Group Company, Ltd.	300	5,710
Inaba Denki Sangyo Company, Ltd.	1,600	67,260
Inaba Seisakusho Company, Ltd.	200	2,628
Inabata & Company, Ltd.	3,000	38,491
Inageya Company, Ltd.	1,500	18,654
Infocom Corp.	1,000	22,846
Infomart Corp.	1,900	29,779
Information Services International-Dentsu, Ltd.	400	12,798
Intage Holdings, Inc.	3,100	27,116
Internet Initiative Japan, Inc.	1,300	24,442
Inui Global Logistics Company, Ltd.	875	6,803
Iriso Electronics Company, Ltd.	1,000	50,507
Iseki & Company, Ltd.	1,200	17,028
Ishihara Sangyo Kaisha, Ltd.	2,100	24,650
Istyle, Inc. (A)(B)	2,200	15,309
Itfor, Inc.	1,000	7,659
Itochu Enex Company, Ltd.	3,800	30,510
Itochu-Shokuhin Company, Ltd.	600	25,878
Itoki Corp.	2,100	8,593
IwaiCosmo Holdings, Inc.	900	9,905
Iwatani Corp.	2,300	79,916
J Trust Company, Ltd. (B)	4,900	22,003
JAC Recruitment Company, Ltd.	1,200	28,376
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Jaccs Company, Ltd.	1,600	$31,918
Jafco Company, Ltd.	1,400	51,434
Jalux, Inc.	500	12,767
Jamco Corp.	500	9,801
Janome Sewing Machine Company, Ltd.	1,200	5,015
Japan Asset Marketing Company, Ltd. (A)	14,200	12,002
Japan Aviation Electronics Industry, Ltd.	3,000	44,210
Japan Best Rescue System Company, Ltd. (B)	1,800	23,917
Japan Cash Machine Company, Ltd.	700	7,180
Japan Display, Inc. (A)(B)	45,300	30,042
Japan Elevator Service Holdings Company, Ltd.	1,800	45,724
Japan Investment Adviser Company, Ltd. (B)	1,000	16,682
Japan Lifeline Company, Ltd.	2,600	42,238
Japan Material Company, Ltd.	2,200	31,516
Japan Meat Company, Ltd.	600	9,876
Japan Petroleum Exploration Company, Ltd.	2,000	46,511
Japan Property Management Center Company, Ltd. (B)	800	8,256
Japan Pulp & Paper Company, Ltd.	600	19,994
Japan Securities Finance Company, Ltd.	8,000	40,876
Japan Transcity Corp.	5,000	22,000
Jastec Company, Ltd.	400	3,620
JBCC Holdings, Inc.	1,900	25,698
Jeol, Ltd.	2,000	44,823
Jimoto Holdings, Inc.	9,800	8,744
JINS, Inc.	400	22,273
JMS Company, Ltd.	500	3,219
J-Oil Mills, Inc.	600	21,655
Joshin Denki Company, Ltd.	1,100	21,768
Joyful Honda Company, Ltd.	1,000	11,471
JSP Corp.	800	15,272
Juki Corp.	1,400	12,967
JVC Kenwood Corp.	9,070	21,124
K&O Energy Group, Inc.	800	11,139
Kadokawa Dwango Corp.	3,636	49,321
Kaga Electronics Company, Ltd.	1,100	15,928
Kameda Seika Company, Ltd.	700	31,337
Kamei Corp.	2,000	20,831
Kanaden Corp.	1,100	13,277
Kanagawa Chuo Kotsu Company, Ltd.	700	24,134
Kanamoto Company, Ltd.	1,900	49,266
Kanematsu Corp.	3,500	38,869
Kanematsu Electronics, Ltd.	700	19,401
Kanto Denka Kogyo Company, Ltd.	2,000	14,017
Kappa Create Company, Ltd.	1,000	12,663
Kasai Kogyo Company, Ltd.	1,000	7,367
Katakura Industries Company, Ltd.	1,700	20,353
Kato Sangyo Company, Ltd.	1,100	33,465
Kato Works Company, Ltd.	400	7,475
KAWADA TECHNOLOGIES, Inc.	200	14,978
Kawasaki Kisen Kaisha, Ltd. (A)(B)	5,700	69,848
Keihanshin Building Company, Ltd.	3,200	29,528
Keihin Corp.	2,000	28,698
Keiyo Company, Ltd.	3,400	14,628
Kenedix, Inc.	10,800	53,942
Kenko Mayonnaise Company, Ltd.	900	18,773
Key Coffee, Inc.	1,600	31,330
KFC Holdings Japan, Ltd.	600	11,110
KH Neochem Company, Ltd.	900	22,131
Kimoto Company, Ltd.	3,000	4,518
Kintetsu World Express, Inc.	2,600	34,013

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kissei Pharmaceutical Company, Ltd.	1,100	$27,533
Kitanotatsujin Corp.	3,300	17,231
Kito Corp.	1,800	27,872
Kitz Corp.	4,600	32,279
KLab, Inc. (A)(B)	2,100	17,925
KNT-CT Holdings Company, Ltd. (A)	700	8,724
Koa Corp.	1,700	22,124
Koatsu Gas Kogyo Company, Ltd.	3,000	23,553
Kobe Electric Railway Company, Ltd. (A)	300	10,978
Kohnan Shoji Company, Ltd.	1,800	37,490
Kojima Company, Ltd.	3,000	13,264
Kokuyo Company, Ltd.	2,100	29,458
Komatsu Matere Company, Ltd.	2,000	14,987
KOMEDA Holdings Company, Ltd.	2,600	49,068
Komeri Company, Ltd.	1,500	30,730
Komori Corp.	3,700	40,269
Kondotec, Inc.	1,300	11,120
Konishi Company, Ltd.	2,200	32,750
Konoike Transport Company, Ltd.	2,600	41,009
Koshidaka Holdings Company, Ltd.	2,000	28,191
Kotobuki Spirits Company, Ltd.	900	42,362
Kourakuen Holdings Corp.	1,100	28,307
Krosaki Harima Corp.	400	22,873
Kumagai Gumi Company, Ltd.	1,800	53,365
Kumiai Chemical Industry Company, Ltd.	6,584	47,724
Kura Sushi, Inc.	500	21,365
Kurabo Industries, Ltd.	1,600	28,607
Kureha Corp.	1,100	75,246
Kurimoto, Ltd.	1,000	13,493
KYB Corp. (A)	1,600	45,218
Kyodo Printing Company, Ltd.	500	12,590
Kyoei Steel, Ltd.	1,800	31,878
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	28,690
Kyokuto Securities Company, Ltd.	2,300	18,728
Kyokuyo Company, Ltd.	700	18,652
KYORIN Holdings, Inc.	1,900	33,690
Kyoritsu Maintenance Company, Ltd.	460	21,538
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,962
Kyushu Financial Group, Inc.	3,700	14,665
LAC Company, Ltd.	1,400	22,768
Lacto Japan Company, Ltd. (B)	800	26,440
Lasertec Corp.	800	31,728
LEC, Inc.	1,600	17,133
Leopalace21 Corp. (A)(B)	16,600	43,076
Life Corp.	1,200	24,171
LIFULL Company, Ltd.	3,800	17,669
Link And Motivation, Inc.	2,300	12,982
Lintec Corp.	1,900	39,667
LIXIL VIVA Corp.	1,600	18,582
M&A Capital Partners Company, Ltd. (A)	300	16,267
Macnica Fuji Electronics Holdings, Inc.	3,250	43,196
Macromill, Inc.	2,300	27,704
Maeda Kosen Company, Ltd.	1,100	20,213
Maeda Road Construction Company, Ltd.	1,600	33,734
Maezawa Kasei Industries Company, Ltd.	1,100	10,748
Maezawa Kyuso Industries Company, Ltd.	900	16,075
Makino Milling Machine Company, Ltd.	1,200	48,668
Mamezou Holdings Company, Ltd.	700	8,272
Mandom Corp.	1,000	24,248
Mani, Inc.	400	25,740
MarkLines Company, Ltd.	1,000	17,224
Mars Group Holdings Corp.	700	12,861
Marubun Corp.	200	1,028
Marudai Food Company, Ltd.	1,600	30,098
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Maruha Nichiro Corp.	900	$26,447
Marusan Securities Company, Ltd.	4,700	24,424
Maruwa Company, Ltd.	600	32,954
Maruwa Unyu Kikan Company, Ltd.	600	26,524
Maruzen Company, Ltd.	800	17,281
Maruzen Showa Unyu Company, Ltd.	800	25,435
Marvelous, Inc.	1,400	10,659
Matsuda Sangyo Company, Ltd.	1,400	19,188
Matsuya Company, Ltd.	2,700	21,449
Matsuyafoods Holdings Company, Ltd.	700	21,256
Max Company, Ltd.	2,000	29,030
Maxell Holdings, Ltd. (B)	2,200	30,175
MCJ Company, Ltd.	3,200	23,505
MEC Company, Ltd.	1,500	15,167
Medical Data Vision Company, Ltd. (A)	1,700	20,768
Megachips Corp.	2,000	25,312
Megmilk Snow Brand Company, Ltd.	1,800	39,526
Meidensha Corp.	1,800	28,215
Meiko Electronics Company, Ltd. (B)	1,200	19,766
Meiko Network Japan Company, Ltd.	1,100	9,751
Meisei Industrial Company, Ltd.	3,000	20,020
Meitec Corp.	1,300	66,895
Meito Sangyo Company, Ltd. (B)	900	11,706
Menicon Company, Ltd.	1,200	39,619
METAWATER Company, Ltd.	800	24,785
Micronics Japan Company, Ltd.	2,800	24,771
Mie Kotsu Group Holdings, Inc.	3,700	19,766
Milbon Company, Ltd.	1,112	53,965
Mimasu Semiconductor Industry Company, Ltd.	1,400	20,918
Ministop Company, Ltd.	1,100	15,830
Miraca Holdings, Inc.	3,000	68,358
Mirait Holdings Corp.	4,240	62,923
Miroku Jyoho Service Company, Ltd.	700	22,069
Misawa Homes Company, Ltd.	2,000	18,750
Mitani Corp.	500	25,975
Mitani Sekisan Company, Ltd.	600	15,169
Mito Securities Company, Ltd.	6,300	11,433
Mitsuba Corp.	2,300	14,089
Mitsubishi Logisnext Company, Ltd.	1,000	10,636
Mitsubishi Paper Mills, Ltd.	2,600	13,438
Mitsubishi Pencil Company, Ltd.	600	9,636
Mitsubishi Research Institute, Inc.	500	15,625
Mitsubishi Shokuhin Company, Ltd.	200	5,254
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	11,758
Mitsuboshi Belting, Ltd.	1,000	17,703
Mitsui E&S Holdings Company, Ltd. (A)	4,600	42,553
Mitsui High-Tec, Inc.	2,200	24,183
Mitsui Matsushima Holdings Company, Ltd.	1,000	12,490
Mitsui Mining & Smelting Company, Ltd.	2,500	60,094
Mitsui Sugar Company, Ltd.	1,000	20,692
Mitsui-Soko Holdings Company, Ltd.	2,200	31,740
Mitsuuroko Group Holdings Company, Ltd.	3,200	23,237
Mixi, Inc.	1,800	36,148
Mizuno Corp.	1,400	31,742
Modec, Inc.	600	16,995
Monex Group, Inc.	10,400	36,782
Morinaga Milk Industry Company, Ltd.	1,700	67,314
Morita Holdings Corp.	2,200	38,569
MrMax Holdings, Ltd.	1,700	7,012
Musashi Seimitsu Industry Company, Ltd.	2,600	33,499
N Field Company, Ltd.	1,300	8,506

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nachi-Fujikoshi Corp.	600	$24,875
Nagaileben Company, Ltd.	600	13,183
Nagase & Company, Ltd.	1,900	28,563
Nagatanien Holdings Company, Ltd.	1,000	19,404
Nagawa Company, Ltd.	600	28,092
Nakamuraya Company, Ltd.	300	11,308
Nakanishi, Inc.	1,300	23,905
Nakayama Steel Works, Ltd.	1,100	4,766
Namura Shipbuilding Company, Ltd.	3,252	9,120
NEC Capital Solutions, Ltd.	800	13,292
NEC Networks & System Integration Corp.	1,500	38,289
Neturen Company, Ltd.	2,300	18,470
Nextage Company, Ltd.	2,300	23,265
Nice Holdings, Inc.	600	2,903
Nichias Corp.	2,400	43,258
Nichiban Company, Ltd.	700	13,983
Nichicon Corp.	3,400	27,767
Nichiden Corp.	600	10,422
Nichiha Corp.	1,600	44,715
NichiiGakkan Company, Ltd.	2,700	39,439
Nichi-iko Pharmaceutical Company, Ltd.	3,100	33,961
Nichireki Company, Ltd.	2,000	18,538
Nichirin Company, Ltd.	1,040	14,528
Nihon Chouzai Company, Ltd.	400	12,385
Nihon Dempa Kogyo Company, Ltd. (A)(B)	1,800	8,304
Nihon Flush Company, Ltd.	500	11,581
Nihon House Holdings Company, Ltd.	1,000	3,868
Nihon Kagaku Sangyo Company, Ltd. (B)	1,000	9,510
Nihon Nohyaku Company, Ltd.	4,000	15,490
Nihon Parkerizing Company, Ltd.	3,900	43,352
Nihon Tokushu Toryo Company, Ltd.	1,000	12,999
Nikkiso Company, Ltd.	2,100	28,061
Nikkon Holdings Company, Ltd.	2,900	66,679
Nippon Air Conditioning Services Company, Ltd.	1,600	10,280
Nippon Beet Sugar Manufacturing Company, Ltd.	900	16,811
Nippon Carbon Company, Ltd. (B)	500	19,273
Nippon Chemical Industrial Company, Ltd.	700	13,470
Nippon Chemi-Con Corp.	1,100	16,161
Nippon Coke & Engineering Company, Ltd.	18,000	15,229
Nippon Concrete Industries Company, Ltd.	2,600	6,743
Nippon Denko Company, Ltd.	6,530	12,580
Nippon Densetsu Kogyo Company, Ltd.	2,100	42,201
Nippon Fine Chemical Company, Ltd.	800	8,996
Nippon Flour Mills Company, Ltd.	2,700	43,238
Nippon Gas Company, Ltd.	1,000	25,492
Nippon Hume Corp.	2,000	12,828
Nippon Kanzai Company, Ltd.	700	11,866
Nippon Kodoshi Corp.	800	10,196
Nippon Koei Company, Ltd.	1,000	22,022
Nippon Koshuha Steel Company, Ltd.	800	3,377
Nippon Light Metal Holdings Company, Ltd.	28,200	61,134
Nippon Parking Development Company, Ltd.	8,400	13,274
Nippon Pillar Packing Company, Ltd.	1,500	14,481
Nippon Seiki Company, Ltd.	3,000	51,559
Nippon Sharyo, Ltd. (A)(B)	600	14,803
Nippon Sheet Glass Company, Ltd.	5,800	39,597
Nippon Signal Company, Ltd.	3,000	34,912
Nippon Soda Company, Ltd.	1,600	40,643
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Steel Trading Corp.	972	$40,118
Nippon Thompson Company, Ltd.	4,700	21,271
Nippon Yakin Kogyo Company, Ltd. (B)	10,000	20,982
Nishikawa Rubber Company, Ltd.	800	12,697
Nishimatsu Construction Company, Ltd.	3,200	61,831
Nishimatsuya Chain Company, Ltd.	2,900	22,440
Nishi-Nippon Financial Holdings, Inc.	7,000	50,479
Nishi-Nippon Railroad Company, Ltd.	700	14,955
Nishio Rent All Company, Ltd.	800	22,652
Nissan Shatai Company, Ltd.	3,400	33,127
Nissei ASB Machine Company, Ltd. (B)	500	11,981
Nissei Plastic Industrial Company, Ltd.	1,600	14,019
Nissha Company, Ltd.	2,300	23,693
Nisshinbo Holdings, Inc. (B)	10,768	82,552
Nissin Corp.	1,400	23,024
Nissin Electric Company, Ltd.	3,400	37,203
Nissin Kogyo Company, Ltd.	2,100	28,944
Nissin Sugar Company, Ltd.	1,100	18,780
Nitta Corp.	1,300	36,764
Nittan Valve Company, Ltd.	1,200	3,267
Nittetsu Mining Company, Ltd.	300	13,005
Nitto Boseki Company, Ltd.	1,100	23,310
Nitto Kogyo Corp.	1,600	30,662
Nitto Kohki Company, Ltd.	1,000	19,612
Nitto Seiko Company, Ltd. (B)	1,700	8,812
Nohmi Bosai, Ltd.	1,300	27,817
Nojima Corp.	1,600	26,170
Nomura Company, Ltd.	1,600	20,026
Noritake Company, Ltd.	700	29,426
Noritsu Koki Company, Ltd.	1,000	19,561
Noritz Corp.	2,100	25,153
North Pacific Bank, Ltd.	20,300	48,351
NS Tool Company, Ltd.	400	7,950
NS United Kaiun Kaisha, Ltd.	800	16,496
NSD Company, Ltd.	1,500	43,428
NTN Corp.	11,200	33,385
NuFlare Technology, Inc.	400	24,628
Obara Group, Inc.	600	20,373
Ohsho Food Service Corp.	700	41,042
Oiles Corp.	1,380	20,245
Oisix ra daichi, Inc. (A)	1,200	16,455
Okabe Company, Ltd.	2,600	22,680
Okamoto Industries, Inc.	600	27,003
Okamura Corp.	3,700	37,048
Okasan Securities Group, Inc.	7,000	25,668
Oki Electric Industry Company, Ltd.	4,700	58,709
Okinawa Cellular Telephone Company	400	12,699
OKUMA Corp.	700	36,098
Okumura Corp.	1,600	49,033
Okura Industrial Company, Ltd.	800	12,286
Okuwa Company, Ltd.	1,000	9,873
Onoken Company, Ltd.	1,500	19,096
Onward Holdings Company, Ltd.	7,100	39,218
Open Door, Inc. (A)	600	15,575
Optex Group Company, Ltd.	1,400	17,652
Organo Corp.	600	19,997
Origin Company, Ltd.	600	8,064
Osaka Organic Chemical Industry, Ltd.	1,400	12,990
Osaka Soda Company, Ltd.	800	20,022
Osaka Steel Company, Ltd.	700	11,404
OSAKA Titanium Technologies Company, Ltd.	800	13,003
Osaki Electric Company, Ltd.	3,000	19,544
OSG Corp.	1,500	29,665
OSJB Holdings Corp.	7,600	18,798

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Outsourcing, Inc.	4,500	$54,901
Oyo Corp.	1,300	13,141
Pacific Industrial Company, Ltd.	3,000	43,228
Pacific Metals Company, Ltd.	1,100	22,831
PAL GROUP Holdings Company, Ltd.	700	21,187
Paramount Bed Holdings Company, Ltd.	800	30,518
Parco Company, Ltd.	800	8,060
Paris Miki Holdings, Inc.	1,100	3,415
PC Depot Corp.	1,700	6,757
Penta-Ocean Construction Company, Ltd.	13,900	68,310
Pepper Food Service Company, Ltd.	600	9,768
PIA Corp.	200	8,609
Pilot Corp.	300	11,643
Piolax, Inc.	2,100	36,769
Plenus Company, Ltd.	1,300	21,204
Poletowin Pitcrew Holdings, Inc.	2,000	21,123
Press Kogyo Company, Ltd.	7,000	31,808
Pressance Corp. (B)	1,800	24,765
Prestige International, Inc.	2,500	37,227
Prima Meat Packers, Ltd.	2,000	38,213
Pronexus, Inc.	600	6,216
Prospect Company, Ltd. (A)	33,000	5,210
Proto Corp.	400	3,766
PS Mitsubishi Construction Company, Ltd.	2,600	14,440
Punch Industry Company, Ltd.	1,300	6,798
Qol Holdings Company, Ltd.	1,400	21,558
Raito Kogyo Company, Ltd.	3,100	39,658
Rakus Company, Ltd.	1,100	26,696
Raysum Company, Ltd.	1,600	14,828
Relia, Inc.	2,100	24,673
Remixpoint, Inc. (A)	3,700	14,919
Renaissance, Inc.	500	8,180
Resorttrust, Inc.	3,700	56,758
Restar Holdings Corp.	1,600	23,145
Retail Partners Company, Ltd.	300	3,311
Rheon Automatic Machinery Company, Ltd.	1,500	25,659
Ricoh Leasing Company, Ltd.	800	24,413
Riken Corp.	600	22,957
Riken Keiki Company, Ltd.	1,300	23,771
Riken Technos Corp.	3,000	14,516
Riken Vitamin Company, Ltd.	700	21,933
Ringer Hut Company, Ltd.	1,700	35,193
Riso Kagaku Corp.	1,500	23,928
Riso Kyoiku Company, Ltd.	9,300	38,973
Rock Field Company, Ltd.	1,000	13,105
Rokko Butter Company, Ltd. (B)	600	10,200
Roland DG Corp.	900	20,196
Rorze Corp.	900	19,140
Round One Corp.	2,100	26,701
Royal Holdings Company, Ltd. (B)	900	22,259
RS Technologies Company, Ltd.	400	10,682
Ryobi, Ltd.	1,400	26,503
Ryoden Corp.	1,500	22,291
Ryosan Company, Ltd.	1,500	35,061
Ryoyo Electro Corp.	1,600	26,273
S Foods, Inc.	500	16,998
S&B Foods, Inc.	600	22,406
Sac's Bar Holdings, Inc.	600	5,462
Saibu Gas Company, Ltd.	1,900	37,179
Saizeriya Company, Ltd.	1,100	23,923
Sakai Chemical Industry Company, Ltd.	1,400	33,173
Sakai Moving Service Company, Ltd.	500	29,504
Sakata INX Corp.	3,100	29,119
Sala Corp.	3,000	16,146
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SAMTY Company, Ltd.	1,600	$24,380
San ju San Financial Group, Inc.	1,700	23,390
San-A Company, Ltd.	900	36,010
San-Ai Oil Company, Ltd.	3,500	34,037
Sanden Holdings Corp. (A)	1,400	7,002
Sangetsu Corp.	2,100	38,689
Sanken Electric Company, Ltd.	1,400	29,269
Sanki Engineering Company, Ltd.	2,000	23,213
Sankyo Seiko Company, Ltd.	3,200	15,426
Sankyo Tateyama, Inc.	2,500	27,406
Sanoh Industrial Company, Ltd.	2,600	11,103
Sanyo Denki Company, Ltd.	400	16,091
Sanyo Electric Railway Company, Ltd.	1,600	31,112
Sanyo Shokai, Ltd.	700	9,978
Sanyo Special Steel Company, Ltd.	1,400	19,410
Sapporo Holdings, Ltd.	2,700	56,912
Sato Holdings Corp.	1,700	43,247
Sawada Holdings Company, Ltd.	1,000	7,482
SBS Holdings, Inc.	2,200	31,110
Seika Corp.	500	6,061
Seikagaku Corp.	1,700	19,548
Seikitokyu Kogyo Company, Ltd.	1,600	9,458
Seiko Holdings Corp.	1,400	28,585
Seiren Company, Ltd.	2,700	37,672
Sekisui Jushi Corp.	2,200	43,155
Sekisui Plastics Company, Ltd.	2,500	17,434
Senko Group Holdings Company, Ltd.	4,700	37,187
Senshu Electric Company, Ltd.	500	12,500
Senshu Ikeda Holdings, Inc.	17,200	31,818
Senshukai Company, Ltd. (A)(B)	3,300	8,204
SFP Holdings Company, Ltd.	600	10,033
Shibaura Electronics Company, Ltd.	500	13,501
Shibuya Corp.	800	21,847
SHIFT, Inc. (A)	300	15,627
Shikibo, Ltd.	1,100	9,857
Shikoku Chemicals Corp.	3,000	31,430
Shima Seiki Manufacturing, Ltd. (B)	1,200	35,336
Shimachu Company, Ltd.	2,300	53,588
Shin Nippon Air Technologies Company, Ltd.	1,200	19,057
Shinagawa Refractories Company, Ltd.	600	16,518
Shindengen Electric Manufacturing Company, Ltd.	500	17,077
Shin-Etsu Polymer Company, Ltd.	3,000	21,809
Shinkawa, Ltd. (A)(B)	1,500	5,372
Shinko Electric Industries Company, Ltd.	5,100	43,146
Shinko Plantech Company, Ltd.	3,300	38,782
Shinko Shoji Company, Ltd.	1,600	28,289
Shinmaywa Industries, Ltd.	2,400	30,579
Shinnihon Corp.	2,500	20,718
Shinoken Group Company, Ltd. (B)	2,000	14,372
Shinwa Company, Ltd.	700	14,069
Shizuoka Gas Company, Ltd.	4,500	34,375
Shoei Company, Ltd.	600	23,921
Shoei Foods Corp.	700	21,733
Showa Corp.	1,900	25,666
Showa Sangyo Company, Ltd.	1,400	39,258
SIGMAXYZ, Inc.	900	10,395
Siix Corp. (B)	1,600	18,957
Sinfonia Technology Company, Ltd.	1,600	18,392
Sinko Industries, Ltd.	1,500	21,826
Sintokogio, Ltd.	3,400	29,825
SKY Perfect JSAT Holdings, Inc.	10,300	40,207
SMK Corp.	300	7,503
SMS Company, Ltd.	3,200	75,215

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sodick Company, Ltd.	2,400	$20,819
Sogo Medical Holdings Company, Ltd.	1,200	18,726
Soken Chemical & Engineering Company, Ltd.	800	11,782
Solasto Corp.	1,500	13,095
Sourcenext Corp. (B)	6,400	23,576
Space Value Holdings Company, Ltd.	2,000	9,392
Sparx Group Company, Ltd.	7,400	15,675
SRA Holdings	600	14,633
SRS Holdings Company, Ltd.	1,800	16,663
St. Marc Holdings Company, Ltd.	800	17,058
Star Mica Holdings Company, Ltd.	1,100	15,509
Star Micronics Company, Ltd.	2,300	29,767
Starts Corp., Inc.	1,900	44,860
Starzen Company, Ltd.	300	11,644
Stella Chemifa Corp.	800	22,354
Strike Company, Ltd.	700	13,153
Studio Alice Company, Ltd.	900	17,002
Sugimoto & Company, Ltd.	700	13,297
Sumida Corp.	1,600	17,238
Suminoe Textile Company, Ltd. (B)	500	13,722
Sumitomo Bakelite Company, Ltd.	500	17,900
Sumitomo Densetsu Company, Ltd.	1,300	20,681
Sumitomo Mitsui Construction Company, Ltd.	6,000	33,314
Sumitomo Osaka Cement Company, Ltd.	2,200	87,592
Sumitomo Riko Company, Ltd.	2,400	18,786
Sumitomo Seika Chemicals Company, Ltd.	500	15,286
Sun Frontier Fudousan Company, Ltd.	2,200	20,835
Sushiro Global Holdings, Ltd.	400	23,901
SWCC Showa Holdings Company, Ltd.	2,400	18,347
Systena Corp.	3,000	49,260
Syuppin Company, Ltd.	1,200	9,049
T Hasegawa Company, Ltd.	1,600	28,607
T RAD Company, Ltd.	500	8,837
T&K Toka Company, Ltd.	1,600	14,184
Tachibana Eletech Company, Ltd.	1,360	21,213
Tachi-S Company, Ltd.	2,400	30,898
Tadano, Ltd.	6,000	62,844
Taihei Dengyo Kaisha, Ltd.	1,500	30,259
Taiho Kogyo Company, Ltd.	1,200	9,220
Taikisha, Ltd.	900	27,261
Taisei Lamick Company, Ltd.	500	12,821
Taiyo Holdings Company, Ltd.	1,000	30,232
Takamatsu Construction Group Company, Ltd.	1,000	20,120
Takaoka Toko Company, Ltd.	700	7,854
Takara Leben Company, Ltd.	6,300	22,430
Takara Standard Company, Ltd.	2,800	44,426
Takasago International Corp.	1,200	32,794
Takasago Thermal Engineering Company, Ltd.	1,700	28,087
Take And Give Needs Company, Ltd. (B)	200	2,005
Takeei Corp.	700	5,898
Takeuchi Manufacturing Company, Ltd.	2,200	39,546
Takihyo Company, Ltd.	600	10,000
Takuma Company, Ltd.	1,300	16,183
Tamron Company, Ltd.	1,500	30,764
Tamura Corp.	7,000	37,000
Tanseisha Company, Ltd.	1,100	12,791
Tateru, Inc. (A)(B)	1,500	2,336
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	18,631
Tayca Corp.	1,500	34,417
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Teikoku Electric Manufacturing Company, Ltd.	1,700	$20,043
Tekken Corp.	800	22,215
Tenma Corp.	1,000	16,962
T-Gaia Corp.	900	17,049
The 77 Bank, Ltd.	2,800	41,279
The Aichi Bank, Ltd.	600	20,584
The Akita Bank, Ltd.	1,100	20,830
The Aomori Bank, Ltd.	1,700	41,717
The Awa Bank, Ltd.	2,200	52,796
The Bank of Iwate, Ltd.	1,100	28,630
The Bank of Nagoya, Ltd.	1,100	34,727
The Bank of Okinawa, Ltd.	1,640	50,025
The Bank of Saga, Ltd.	1,000	14,335
The Chiba Kogyo Bank, Ltd.	3,200	7,919
The Chugoku Bank, Ltd.	1,500	13,247
The Chukyo Bank, Ltd.	900	18,543
The Ehime Bank, Ltd.	2,100	20,337
The First Bank of Toyama, Ltd.	2,800	7,834
The Fukui Bank, Ltd.	1,800	23,445
The Fukushima Bank, Ltd.	2,100	4,883
The Hiroshima Bank, Ltd.	4,800	23,172
The Hokkoku Bank, Ltd.	1,500	42,279
The Hyakugo Bank, Ltd.	16,000	49,558
The Hyakujushi Bank, Ltd.	1,700	34,068
The Iyo Bank, Ltd.	4,800	24,285
The Japan Steel Works, Ltd.	2,600	43,607
The Japan Wool Textile Company, Ltd.	4,000	31,282
The Juroku Bank, Ltd.	1,700	34,686
The Keiyo Bank, Ltd.	4,400	25,780
The Kinki Sharyo Company, Ltd. (A)	300	4,900
The Kita-Nippon Bank, Ltd.	700	11,014
The Kiyo Bank, Ltd.	3,800	48,483
The Michinoku Bank, Ltd.	1,400	21,398
The Miyazaki Bank, Ltd.	1,000	22,407
The Monogatari Corp. (B)	400	31,956
The Musashino Bank, Ltd.	1,700	32,169
The Nagano Bank, Ltd.	800	13,289
The Nanto Bank, Ltd.	2,000	43,469
The Nippon Road Company, Ltd.	500	28,111
The Nisshin Oillio Group, Ltd.	1,200	33,650
The Ogaki Kyoritsu Bank, Ltd.	1,600	35,188
The Oita Bank, Ltd.	900	25,256
The Okinawa Electric Power Company, Inc.	1,896	29,179
The Pack Corp.	800	24,561
The San-In Godo Bank, Ltd.	8,000	51,344
The Shibusawa Warehouse Company, Ltd.	1,000	15,432
The Shiga Bank, Ltd.	2,200	51,187
The Shikoku Bank, Ltd.	2,800	23,491
The Shimizu Bank, Ltd.	500	8,413
The Sumitomo Warehouse Company, Ltd.	3,324	42,509
The Tochigi Bank, Ltd.	8,000	12,861
The Toho Bank, Ltd.	12,000	28,569
The Tohoku Bank, Ltd.	400	3,852
The Tottori Bank, Ltd.	400	5,152
The Towa Bank, Ltd.	2,900	18,471
The Yamagata Bank, Ltd.	2,000	29,955
The Yamanashi Chuo Bank, Ltd.	2,000	21,579
Tigers Polymer Corp.	1,000	5,254
TKC Corp.	1,100	48,795
Toa Corp. (Hyogo)	1,400	16,691
Toa Corp. (Tokyo)	1,200	18,150
Toagosei Company, Ltd.	6,900	72,694
Tobishima Corp.	720	8,938

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
TOC Company, Ltd.	3,400	$20,449
Tocalo Company, Ltd.	3,200	23,450
Toda Kogyo Corp.	300	5,991
Toei Company, Ltd.	200	27,865
Toenec Corp.	600	17,303
Toho Company, Ltd.	600	11,085
Toho Holdings Company, Ltd.	1,400	31,414
Toho Titanium Company, Ltd.	3,000	30,590
Toho Zinc Company, Ltd.	800	18,594
Tokai Corp.	1,200	25,457
TOKAI Holdings Corp.	4,000	33,911
Tokai Rika Company, Ltd.	1,400	23,140
Tokai Tokyo Financial Holdings, Inc.	11,500	35,208
Token Corp.	610	34,508
Tokushu Tokai Paper Company, Ltd.	600	21,021
Tokuyama Corp.	1,200	32,550
Tokyo Base Company, Ltd. (A)	900	6,880
Tokyo Dome Corp. (B)	5,500	52,047
Tokyo Energy & Systems, Inc.	2,000	16,910
Tokyo Keiki, Inc.	1,000	8,940
Tokyo Kiraboshi Financial Group, Inc.	1,936	30,474
Tokyo Ohka Kogyo Company, Ltd. (B)	1,900	59,557
Tokyo Rakutenchi Company, Ltd.	200	9,334
Tokyo Rope Manufacturing Company, Ltd.	700	6,502
Tokyo Seimitsu Company, Ltd.	1,800	46,332
Tokyo Steel Manufacturing Company, Ltd.	5,100	38,616
Tokyo Tekko Company, Ltd.	800	9,011
Tokyo Theatres Company, Inc.	900	11,119
Tokyotokeiba Company, Ltd.	1,100	33,822
Tokyu Construction Company, Ltd.	3,900	26,401
Tomato Bank, Ltd.	1,100	10,460
Tomen Devices Corp.	200	4,204
Tomoe Corp.	2,200	7,655
Tomoe Engineering Company, Ltd.	800	17,318
Tomoku Company, Ltd.	500	8,104
TOMONY Holdings, Inc.	10,600	35,674
Tomy Company, Ltd.	4,500	52,469
Tonami Holdings Company, Ltd.	500	26,121
Topcon Corp.	4,700	59,042
Toppan Forms Company, Ltd.	3,400	26,789
Topre Corp.	2,300	38,326
Topy Industries, Ltd.	1,300	30,568
Toridoll Holdings Corp.	1,400	26,797
Torii Pharmaceutical Company, Ltd.	1,100	26,523
Torikizoku Company, Ltd.	500	10,404
Torishima Pump Manufacturing Company, Ltd.	900	8,846
Tosei Corp.	3,700	33,441
Toshiba Machine Company, Ltd.	1,600	36,866
Toshiba Plant Systems & Services Corp.	1,500	28,244
Toshiba TEC Corp.	1,000	27,908
Tosho Company, Ltd.	800	20,319
Tosho Printing Company, Ltd.	1,500	18,136
Totetsu Kogyo Company, Ltd.	1,000	27,238
Towa Corp.	1,300	9,476
Towa Pharmaceutical Company, Ltd.	1,500	38,181
Toyo Construction Company, Ltd.	3,100	12,143
Toyo Denki Seizo KK	600	7,318
Toyo Engineering Corp. (A)	2,200	10,399
Toyo Ink SC Holdings Company, Ltd.	2,200	47,642
Toyo Kanetsu KK	400	7,650
Toyo Securities Company, Ltd.	6,000	6,590
Toyo Tanso Company, Ltd.	1,000	20,058
Toyo Tire Corp. (B)	1,900	25,052
Toyo Wharf & Warehouse Company, Ltd.	600	7,612
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toyobo Company, Ltd.	4,993	$59,795
TPR Company, Ltd.	1,400	23,858
Trancom Company, Ltd.	600	34,672
Tri Chemical Laboratories, Inc.	300	12,683
Trusco Nakayama Corp.	1,600	34,341
Trust Tech, Inc.	800	11,406
TSI Holdings Company, Ltd.	5,270	31,630
Tsubaki Nakashima Company, Ltd.	2,300	37,786
Tsubakimoto Chain Company	1,600	52,356
Tsugami Corp.	3,000	25,846
Tsukishima Kikai Company, Ltd.	2,000	22,884
Tsukuba Bank, Ltd.	5,700	8,957
Tsukui Corp.	4,800	22,953
Tsurumi Manufacturing Company, Ltd.	1,000	18,161
Tsutsumi Jewelry Company, Ltd.	700	12,301
TV Asahi Holdings Corp.	700	11,312
Tv Tokyo Holdings Corp.	1,100	23,940
UACJ Corp.	1,903	32,486
Uchida Yoko Company, Ltd.	800	26,334
Ulvac, Inc.	1,900	60,540
Uniden Holdings Corp. (A)	400	6,944
Union Tool Company	700	19,729
Unipres Corp.	2,600	42,822
United Arrows, Ltd.	1,200	37,517
United Super Markets Holdings, Inc.	4,200	36,844
UNITED, Inc.	1,300	17,927
Unitika, Ltd. (A)	5,900	21,219
Unizo Holdings Company, Ltd.	1,900	32,570
Ushio, Inc.	5,200	67,191
UT Group Company, Ltd.	1,500	36,699
V Technology Company, Ltd. (B)	400	18,389
Valor Holdings Company, Ltd.	1,700	35,381
Valqua, Ltd.	1,000	21,053
ValueCommerce Company, Ltd.	1,600	36,811
Vector, Inc. (A)	3,100	29,699
Vision, Inc. (A)	500	22,603
Vital KSK Holdings, Inc. (B)	3,500	33,202
VT Holdings Company, Ltd.	6,600	25,773
Wacoal Holdings Corp.	1,900	49,370
Wacom Company, Ltd. (B)	4,600	15,278
Wakachiku Construction Company, Ltd.	900	11,432
Wakita & Company, Ltd.	4,000	38,790
Warabeya Nichiyo Holdings Company, Ltd.	900	13,894
Watahan & Company, Ltd.	300	6,799
WATAMI Company, Ltd.	1,200	15,958
WDB Holdings Company, Ltd.	700	17,455
Weathernews, Inc.	500	15,447
West Holdings Corp.	1,300	13,154
WIN-Partners Company, Ltd.	1,000	10,659
World Holdings Company, Ltd.	600	9,390
Xebio Holdings Company, Ltd.	2,800	31,918
Yahagi Construction Company, Ltd.	2,000	13,057
Yaizu Suisankagaku Industry Company, Ltd.	1,100	11,006
Yakuodo Company, Ltd. (B)	700	15,485
YAMABIKO Corp.	2,400	20,927
YAMADA Consulting Group Company, Ltd.	1,100	20,433
Yamaichi Electronics Company, Ltd.	1,700	15,303
YA-MAN, Ltd.	1,700	14,016
Yamato Kogyo Company, Ltd.	1,400	40,958
Yamazen Corp.	3,900	37,625
Yasuda Logistics Corp.	1,400	11,268
Yellow Hat, Ltd.	2,000	26,764

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yodogawa Steel Works, Ltd.	1,200	$23,368
Yokogawa Bridge Holdings Corp.	2,100	33,908
Yokohama Reito Company, Ltd.	2,900	26,900
Yokowo Company, Ltd.	1,200	24,749
Yomeishu Seizo Company, Ltd.	500	9,137
Yomiuri Land Company, Ltd.	200	9,220
Yondenko Corp.	600	15,154
Yondoshi Holdings, Inc.	1,300	29,903
Yorozu Corp.	1,800	22,612
Yuasa Trading Company, Ltd.	1,100	30,800
Yume No Machi Souzou Iinkai Company, Ltd.	1,700	24,999
Yumeshin Holdings Company, Ltd. (B)	2,200	15,744
Yurtec Corp.	2,000	13,708
Yushiro Chemical Industry Company, Ltd.	1,100	13,287
Zenrin Company, Ltd.	1,950	34,516
ZIGExN Company, Ltd.	3,400	24,997
Zojirushi Corp.	2,000	21,391
Zuken, Inc.	800	13,407
		24,194,150
Jersey, Channel Islands - 0.1%
Atrium European Real Estate, Ltd. (A)	9,345	34,858
Centamin PLC	71,818	104,480
		139,338
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	528	33,590
VP Bank AG	126	20,371
		53,961
Luxembourg - 0.3%
Aperam SA	2,726	76,686
Corestate Capital Holding SA (A)(B)	623	21,304
Grand City Properties SA	5,163	118,083
IVS Group SA	880	10,146
L'Occitane International SA	17,000	33,578
Stabilus SA	1,018	47,168
Sword Group	496	17,043
		324,008
Macau - 0.0%
Macau Legend Development, Ltd. (A)(B)	129,000	18,145
Malaysia - 0.0%
Lynas Corp., Ltd. (A)	32,921	59,536
Malta - 0.1%
Kindred Group PLC	8,254	70,072
Monaco - 0.1%
Endeavour Mining Corp. (A)	3,183	51,893
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	273	16,849
		68,742
Mongolia - 0.0%
Mongolian Mining Corp. (A)(B)	346,000	4,256
Netherlands - 3.0%
Aalberts NV	6,065	238,065
Accell Group NV	1,883	51,894
Altice Europe NV (A)	11,978	42,901
AMG Advanced Metallurgical Group NV (B)	1,350	41,886
Amsterdam Commodities NV	1,174	24,991
Arcadis NV (B)	7,063	133,967
Argenx SE (A)	1,546	218,474
ASM International NV	3,323	215,671
ASR Nederland NV	539	21,900
Basic-Fit NV (A)(D)	1,258	44,275
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
BE Semiconductor Industries NV	4,162	$106,798
Beter Bed Holding NV (A)(B)	1,056	2,703
BinckBank NV	4,478	32,132
Boskalis Westminster	4,705	108,541
Brack Capital Properties NV (A)	230	21,727
Brunel International NV	1,126	16,460
Corbion NV	2,691	87,600
Euronext NV (D)	2,395	181,204
Flow Traders (D)	1,631	47,602
ForFarmers NV	2,398	20,308
Fugro NV (A)(B)	4,374	37,627
GrandVision NV (D)	2,427	56,381
Heijmans NV (A)	2,023	19,962
Hunter Douglas NV	312	21,799
IMCD NV	2,703	247,949
Innoconcepts NV (A)(C)	10,527	0
Intertrust NV (D)	3,085	63,632
KAS Bank NV	330	4,648
Kendrion NV	1,093	23,388
Koninklijke BAM Groep NV	22,307	98,834
Koninklijke Vopak NV (B)	2,848	131,152
Nederland Apparatenfabriek	225	12,347
Nostrum Oil & Gas PLC (A)	1,610	985
OCI NV (A)	1,346	36,958
Ordina NV	5,537	11,331
PostNL NV (B)	33,754	58,497
SBM Offshore NV	9,689	187,041
Shop Apotheke Europe NV (A)(B)(D)	216	8,450
SIF Holding NV (B)	504	5,760
Signify NV (B)(D)	4,913	144,959
Sligro Food Group NV	1,151	42,895
Takeaway.com NV (A)(D)	999	93,465
TKH Group NV	1,730	107,056
TomTom NV (A)	5,276	60,616
Van Lanschot Kempen NV	1,125	25,465
Wessanen	4,763	61,588
		3,221,884
New Zealand - 0.7%
Air New Zealand, Ltd.	18,857	33,617
Chorus, Ltd.	21,283	81,554
EBOS Group, Ltd.	1,474	22,930
Freightways, Ltd.	5,368	30,457
Genesis Energy, Ltd.	22,721	53,003
Gentrack Group, Ltd. (B)	3,060	12,748
Hallenstein Glasson Holdings, Ltd.	3,354	11,709
Heartland Group Holdings, Ltd.	15,680	17,405
Infratil, Ltd.	31,723	99,143
Kathmandu Holdings, Ltd.	4,554	6,739
Mainfreight, Ltd.	2,547	69,702
Metlifecare, Ltd.	10,897	32,162
NZME, Ltd.	13,259	4,660
Oceania Healthcare, Ltd.	32,533	22,744
PGG Wrightson, Ltd.	8,197	2,919
Pike River Coal, Ltd. (A)(C)	21,968	0
Port of Tauranga, Ltd.	4,837	20,611
Restaurant Brands New Zealand, Ltd. (A)	886	5,569
Scales Corp., Ltd.	5,176	16,346
SKY Network Television, Ltd.	18,776	14,888
SKYCITY Entertainment Group, Ltd.	28,677	73,058
Summerset Group Holdings, Ltd.	7,315	27,381
Synlait Milk, Ltd. (A)	4,590	28,402
The New Zealand Refining Company, Ltd.	11,354	15,950
The Warehouse Group, Ltd.	9,894	13,435
Tourism Holdings, Ltd.	6,274	15,943
TOWER, Ltd. (A)	12,717	6,492

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Vista Group International, Ltd.	5,589	$22,731
Z Energy, Ltd.	10,957	46,549
		808,847
Norway - 1.0%
ABG Sundal Collier Holding ASA (A)	13,972	6,129
AF Gruppen ASA	989	19,490
Akastor ASA (A)	6,104	8,341
Aker Solutions ASA (A)	8,985	36,890
American Shipping Company ASA (A)	1,661	6,851
Atea ASA (A)	4,256	57,890
Axactor SE (A)	11,423	25,092
B2Holding ASA (B)	4,699	5,178
Bonheur ASA	1,672	34,117
Borregaard ASA	6,691	77,554
BW Offshore, Ltd. (A)	4,568	27,953
DNO ASA	36,835	67,052
Europris ASA (D)	10,396	32,257
FLEX LNG, Ltd. (A)	1,570	18,556
Frontline, Ltd. (A)	5,015	40,728
Grieg Seafood ASA	2,264	31,435
Hexagon Composites ASA (A)	9,323	39,305
Hoegh LNG Holdings, Ltd.	2,568	10,588
IDEX ASA (A)	19,564	3,624
Kvaerner ASA	11,623	18,706
Magnora ASA	2,068	1,791
Nel ASA (A)(B)	31,894	25,938
Nordic Nanovector ASA (A)(B)	2,098	7,929
Nordic Semiconductor ASA (A)(B)	7,334	30,832
Norway Royal Salmon ASA (B)	1,016	21,590
Norwegian Air Shuttle ASA (A)(B)	6,144	25,678
Norwegian Finans Holding ASA (A)	5,444	39,606
Ocean Yield ASA	4,830	32,404
Odfjell Drilling, Ltd. (A)	4,970	15,201
Olav Thon Eiendomsselskap ASA	577	9,739
Otello Corp. ASA (A)	6,623	11,467
PGS ASA (A)(B)	19,660	30,826
Prosafe SE (A)	336	437
Protector Forsikring ASA (A)	4,177	27,311
Sbanken ASA (D)	5,201	44,399
Scatec Solar ASA (B)(D)	7,367	73,814
Selvaag Bolig ASA	1,842	9,513
Spectrum ASA	1,462	11,427
Treasure ASA	3,110	4,891
Veidekke ASA	4,419	42,933
Wilh Wilhelmsen Holding ASA, Class A	862	14,353
XXL ASA (A)(D)	3,048	10,185
		1,060,000
Peru - 0.0%
Hochschild Mining PLC	16,530	40,180
Portugal - 0.4%
Altri SGPS SA	3,125	21,694
Banco Comercial Portugues SA	530,269	163,959
CTT-Correios de Portugal SA	8,914	21,448
Mota-Engil SGPS SA (B)	5,636	12,211
NOS SGPS SA	13,982	91,921
REN - Redes Energeticas Nacionais SGPS SA	21,605	59,219
Semapa-Sociedade de Investimento & Gestao	1,885	26,512
Sonae SGPS SA	44,348	42,830
The Navigator Company SA	12,847	49,065
		488,859
Russia - 0.0%
Petropavlovsk PLC (A)	214,252	26,758
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore - 1.0%
Accordia Golf Trust	40,300	$15,794
Ascendas India Trust	45,100	45,343
Banyan Tree Holdings, Ltd.	19,800	7,250
Best World International, Ltd. (C)	16,300	16,384
Boustead Projects, Ltd.	3,000	2,062
Boustead Singapore, Ltd.	10,000	5,767
Bukit Sembawang Estates, Ltd.	11,000	46,927
BW LPG, Ltd. (A)(D)	4,059	19,830
China Aviation Oil Singapore Corp., Ltd.	14,400	14,063
Chip Eng Seng Corp., Ltd.	33,000	17,556
CITIC Envirotech, Ltd.	26,900	6,070
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	13,737
CSE Global, Ltd.	34,000	12,198
Delfi, Ltd.	21,900	21,037
Ezion Holdings, Ltd. (A)(C)	131,300	4,173
Far East Orchard, Ltd.	5,000	4,399
First Resources, Ltd.	19,300	22,691
Gallant Venture, Ltd. (A)	71,000	6,403
GL, Ltd.	51,700	30,182
Golden Agri-Resources, Ltd.	227,000	48,736
GuocoLand, Ltd.	10,400	15,381
Halcyon Agri Corp., Ltd. (A)	4,293	1,507
Haw Par Corp., Ltd.	5,800	60,536
Ho Bee Land, Ltd.	11,400	20,055
Hong Fok Corp., Ltd.	20,100	12,562
Hong Leong Finance, Ltd.	12,900	25,934
Hyflux, Ltd. (A)	24,000	720
IGG, Inc.	51,000	57,039
Indofood Agri Resources, Ltd.	25,000	5,178
Japfa, Ltd.	35,000	13,723
Kenon Holdings, Ltd.	787	16,699
Keppel Infrastructure Trust	157,190	58,692
Metro Holdings, Ltd.	31,600	23,603
Midas Holdings, Ltd. (A)(C)	86,000	10,373
OM Holdings, Ltd. (B)	10,791	6,225
OUE, Ltd.	11,100	12,307
Raffles Medical Group, Ltd.	34,841	26,790
RHT Health Trust	26,900	358
SBS Transit, Ltd.	5,000	15,183
Sembcorp Marine, Ltd. (A)	12,200	13,657
Sheng Siong Group, Ltd.	29,900	24,307
SIA Engineering Company, Ltd.	12,800	23,762
SIIC Environment Holdings, Ltd.	35,800	7,281
Sinarmas Land, Ltd.	94,200	17,435
Singapore Post, Ltd.	66,100	46,432
Singapore Press Holdings, Ltd.	10,000	18,037
Stamford Land Corp., Ltd.	59,000	20,951
StarHub, Ltd.	25,600	29,172
Swiber Holdings, Ltd. (A)(C)	15,000	725
UMS Holdings, Ltd.	14,000	6,531
United Engineers, Ltd.	32,100	61,219
United Industrial Corp., Ltd.	7,100	15,431
UOB-Kay Hian Holdings, Ltd.	22,407	19,879
Wing Tai Holdings, Ltd.	21,205	32,465
XP Power, Ltd.	824	23,241
Yeo Hiap Seng, Ltd.	1,104	735
Yongnam Holdings, Ltd. (A)	32,625	4,143
		1,108,870
South Africa - 0.0%
Petra Diamonds, Ltd. (A)	87,324	21,795
Sibanye Gold, Ltd. (A)	4,766	5,613
		27,408
Spain - 2.0%
Acciona SA	1,605	172,253

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Acerinox SA	7,380	$74,202
Alantra Partners SA	1,181	19,851
Almirall SA	1,769	32,697
Amper SA (A)	82,546	23,964
Applus Services SA	4,716	64,128
Atresmedia Corp. de Medios de Comunicacion SA	6,046	29,710
Bolsas y Mercados Espanoles SHMSF SA	4,108	100,574
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cellnex Telecom SA (A)(D)	9,173	339,341
Cia de Distribucion Integral Logista Holdings SA	1,412	31,973
CIE Automotive SA	2,285	66,131
Construcciones y Auxiliar de Ferrocarriles SA	1,425	65,367
Duro Felguera SA (A)	185,600	1,794
Ebro Foods SA	3,323	71,103
Elecnor SA	2,026	26,740
Enagas SA	2,384	63,621
Ence Energia y Celulosa SA	6,294	28,456
Ercros SA	5,006	11,522
Euskaltel SA (D)	3,494	32,413
Faes Farma SA	11,987	56,484
Fluidra SA (A)	1,739	22,986
Fomento de Construcciones y Contratas SA	2,181	29,040
Global Dominion Access SA (A)(D)	3,127	16,053
Grupo Catalana Occidente SA	2,058	76,150
Iberpapel Gestion SA	65	2,058
Indra Sistemas SA (A)	4,996	50,546
Laboratorios Farmaceuticos Rovi SA	987	22,547
Liberbank SA	130,927	56,467
Masmovil Ibercom SA (A)	1,424	31,765
Mediaset Espana Comunicacion SA	7,779	56,624
Melia Hotels International SA	6,008	57,428
Miquel y Costas & Miquel SA	1,474	25,691
Obrascon Huarte Lain SA (A)(B)	14,644	18,733
Parques Reunidos Servicios Centrales SAU (D)	711	11,235
Pharma Mar SA (A)	13,550	27,830
Promotora de Informaciones SA, Class A (A)	11,711	19,169
Prosegur Cia de Seguridad SA	10,114	47,474
Realia Business SA (A)	17,710	18,705
Sacyr SA	19,899	48,265
Talgo SA (A)(D)	4,711	29,373
Tecnicas Reunidas SA	830	21,307
Tubacex SA	6,252	19,678
Vidrala SA	814	76,586
Viscofan SA	1,530	80,200
Zardoya Otis SA	7,487	56,890
		2,235,124
Sweden - 3.3%
AcadeMedia AB (A)(D)	3,665	20,650
AddLife AB, B Shares	978	30,556
AddNode Group AB	1,904	31,584
AddTech AB, B Shares	3,734	113,384
AF Poyry AB	4,396	99,558
Ahlstrom-Munksjo OYJ	4,382	72,149
Alimak Group AB (D)	2,777	42,690
Arjo AB, B Shares	3,307	14,975
Atrium Ljungberg AB, B Shares	2,105	38,045
Attendo AB (D)	5,286	22,963
Avanza Bank Holding AB	4,000	30,534
Beijer Alma AB	2,393	31,880
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Beijer Ref AB	2,556	$61,756
Bergman & Beving AB	2,270	24,663
Betsson AB (A)	5,105	31,264
Bilia AB, A Shares	5,024	45,447
BillerudKorsnas AB (B)	1,434	19,107
BioGaia AB, B Shares	1,327	61,464
Biotage AB	3,574	41,962
Bonava AB, B Shares	3,323	41,758
Bravida Holding AB (D)	6,336	56,222
Bufab AB	1,896	21,795
Bulten AB	717	5,637
Bure Equity AB	3,775	64,458
Byggmax Group AB (A)(B)	5,363	21,439
Catena AB	1,882	59,168
Clas Ohlson AB, B Shares	3,185	31,658
Cloetta AB, B Shares	10,640	34,647
Collector AB (A)	1,870	10,701
Dios Fastigheter AB	3,582	26,525
Dometic Group AB (D)	7,045	70,641
Duni AB	2,559	34,922
Dustin Group AB (B)(D)	4,269	39,274
Eastnine AB	1,669	19,209
Enea AB (A)	1,999	30,049
Fagerhult AB (B)	4,609	30,595
FastPartner AB	2,697	21,796
Fingerprint Cards AB, B Shares (A)(B)	26,708	47,348
Granges AB	5,164	59,146
Haldex AB	3,364	20,656
Hembla AB (A)	1,390	27,080
Hemfosa Fastigheter AB	8,774	82,977
HMS Networks AB	1,433	27,464
Hoist Finance AB (A)(B)(D)	2,083	10,179
Inwido AB	3,126	21,659
JM AB (B)	3,363	77,349
KappAhl AB	2,691	4,080
Klovern AB, B Shares	34,595	54,470
Knowit AB	2,166	49,963
Kungsleden AB	8,561	70,685
Lagercrantz Group AB, B Shares	4,069	58,104
Lindab International AB	6,008	69,129
Loomis AB, B Shares	2,955	101,587
Mekonomen AB (A)(B)	2,150	17,912
Momentum Group AB, Class B	2,270	28,426
Mycronic AB	3,734	45,435
Nederman Holding AB	887	10,857
NetEnt AB (A)	10,634	34,100
New Wave Group AB, B Shares	4,353	30,297
Nobia AB	6,676	38,922
Nobina AB (D)	4,239	26,307
Nolato AB, B Shares	666	40,707
Nordic Waterproofing Holding AS (D)	2,615	23,588
NP3 Fastigheter AB	1,683	14,612
Nyfosa AB (A)	10,620	66,664
OEM International AB, B Shares	1,040	27,896
Peab AB	5,776	49,390
Platzer Fastigheter Holding AB, Series B	5,149	47,758
Pricer AB, B Shares	7,930	11,436
Proact IT Group AB	476	11,979
Qliro Group AB (A)	6,110	7,688
Ratos AB, B Shares	14,845	41,242
RaySearch Laboratories AB (A)(B)	2,452	35,061
Recipharm AB, B Shares	1,796	21,947
Resurs Holding AB (D)	6,236	37,147
Sagax AB, B Shares	5,242	49,396
SAS AB (A)	22,659	30,237

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Scandi Standard AB	4,648	$32,062
Scandic Hotels Group AB (D)	5,258	46,402
Sectra AB, B Shares (A)	1,006	36,526
Sensys Gatso Group AB (A)	23,414	4,048
SkiStar AB	3,542	43,551
Sweco AB, B Shares	1,131	31,073
Systemair AB	901	12,522
The Thule Group AB (D)	5,686	140,597
Troax Group AB	1,308	13,392
VBG Group AB, B Shares	630	11,353
Vitrolife AB	2,801	54,645
Wallenstam AB, B Shares	1,103	11,664
Wihlborgs Fastigheter AB	8,332	120,884
		3,544,724
Switzerland - 5.4%
Allreal Holding AG (A)	841	144,751
ALSO Holding AG (A)	471	67,368
APG SGA SA	136	38,474
Arbonia AG (A)	2,962	39,242
Aryzta AG (A)	42,352	48,646
Ascom Holding AG	2,404	31,498
Autoneum Holding AG (B)	221	31,852
Banque Cantonale de Geneve	142	29,239
Banque Cantonale Vaudoise	63	49,057
Belimo Holding AG	27	166,028
Bell Food Group AG (A)	138	38,265
Bellevue Group AG	467	10,198
Berner Kantonalbank AG	285	67,886
BKW AG	1,315	87,868
Bobst Group SA	632	46,784
Bossard Holding AG, Class A	310	48,259
Bucher Industries AG	463	159,515
Burckhardt Compression Holding AG	37	9,834
Burkhalter Holding AG	218	17,209
Calida Holding AG (A)	285	8,179
Cembra Money Bank AG	1,587	153,148
Coltene Holding AG (A)	198	17,971
Conzzeta AG	74	62,776
Daetwyler Holding AG	381	58,049
DKSH Holding AG	375	21,973
dormakaba Holding AG (A)	140	101,538
Dufry AG (A)	454	38,473
EFG International AG (A)(B)	4,687	32,463
Emmi AG	158	147,830
Energiedienst Holding AG	559	17,812
Evolva Holding SA (A)	72,989	14,515
Feintool International Holding AG (A)(B)	142	10,092
Fenix Outdoor International AG	225	24,247
Ferrexpo PLC	22,757	80,432
Flughafen Zurich AG	737	138,804
Forbo Holding AG	47	82,998
GAM Holding AG (A)	11,204	51,855
Georg Fischer AG	261	249,674
Gurit Holding AG	22	23,072
Helvetia Holding AG	1,385	173,859
Hiag Immobilien Holding AG	420	50,359
HOCHDORF Holding AG (A)(B)	124	13,750
Huber & Suhner AG	859	72,409
Hypothekarbank Lenzburg AG	3	13,832
Implenia AG (B)	994	29,460
Inficon Holding AG	129	78,730
Interroll Holding AG	48	120,737
Intershop Holding AG	93	47,373
IWG PLC	38,584	166,730
Jungfraubahn Holding AG	153	22,382
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Kardex AG	420	$73,381
Komax Holding AG (B)	221	49,208
Kongsberg Automotive ASA (A)(B)	29,400	21,385
Kudelski SA (A)	2,497	16,510
LEM Holding SA	34	47,791
Luzerner Kantonalbank AG	205	92,616
MCH Group AG (A)(B)	273	6,454
Metall Zug AG, B Shares	12	27,064
Mobilezone Holding AG (A)	3,642	37,258
Mobimo Holding AG (A)	463	123,091
OC Oerlikon Corp. AG (A)	11,683	142,764
Orascom Development Holding AG (A)	533	8,181
Orell Fuessli Holding AG (B)	92	8,606
Oriflame Holding AG (A)(B)	1,523	37,266
Orior AG (A)	425	35,916
Panalpina Welttransport Holding AG (A)	610	132,848
Phoenix Mecano AG	38	17,125
Plazza AG, Class A	68	17,207
PSP Swiss Property AG	2,555	298,603
Rieter Holding AG	251	38,182
Romande Energie Holding SA	34	42,514
Schaffner Holding AG (A)	40	9,082
Schmolz + Bickenbach AG (A)(B)	39,436	18,947
Schweiter Technologies AG	48	45,257
SFS Group AG	602	51,257
Siegfried Holding AG (A)	266	92,685
St. Galler Kantonalbank AG, Class A	125	56,336
Sulzer AG	877	96,000
Sunrise Communications Group AG (A)(D)	1,385	103,443
Swiss Prime Site AG (A)	491	42,882
Swissquote Group Holding SA	588	25,082
Tamedia AG	201	21,927
u-blox Holding AG (A)(B)	431	36,598
Valiant Holding AG	867	94,155
Valora Holding AG (A)	193	49,098
VAT Group AG (A)(D)	1,510	186,256
Vaudoise Assurances Holding SA	64	32,806
Vetropack Holding AG	10	21,270
Von Roll Holding AG (A)	7,878	9,523
Vontobel Holding AG	1,163	64,709
VZ Holding AG	161	44,129
Walliser Kantonalbank	203	23,175
Warteck Invest AG (A)(B)	8	15,332
Ypsomed Holding AG (A)(B)	276	37,971
Zehnder Group AG	615	22,393
Zug Estates Holding AG, B Shares (A)	16	29,834
Zuger Kantonalbank AG	9	58,290
		5,819,902
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (A)(C)	138,000	0
United Kingdom - 16.0%
4imprint Group PLC	1,523	52,481
A.G. Barr PLC	4,718	55,528
AA PLC	34,743	21,255
Acacia Mining PLC (A)	8,311	18,789
Afren PLC (A)(C)	55,554	0
Aggreko PLC	12,621	126,709
Alizyme PLC (A)(C)	22,479	0
Alliance Pharma PLC	8,718	7,517
Anglo Pacific Group PLC	12,147	31,838
Anglo-Eastern Plantations PLC	1,225	7,462
Arrow Global Group PLC	6,931	19,961
Ashmore Group PLC	18,787	121,541
Auto Trader Group PLC (D)	42,432	295,530
AVEVA Group PLC	334	17,140

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Avon Rubber PLC	2,322	$40,146
B&M European Value Retail SA	9,882	41,856
Babcock International Group PLC	19,872	115,679
Balfour Beatty PLC	34,581	106,352
BBA Aviation PLC	55,280	198,190
BCA Marketplace PLC	3,977	12,260
Beazley PLC	22,416	157,124
Bellway PLC	5,972	211,224
Bodycote PLC	8,102	85,149
boohoo Group PLC (A)	27,067	72,737
Bovis Homes Group PLC	14,876	195,572
Braemar Shipping Services PLC	1,328	3,200
Brewin Dolphin Holdings PLC	15,066	58,597
Britvic PLC	10,134	114,338
BTG PLC (A)	20,431	216,816
Cairn Energy PLC (A)	28,458	62,771
Capital & Counties Properties PLC	29,082	80,015
Card Factory PLC	14,688	32,879
CareTech Holdings PLC	4,102	19,454
Carillion PLC (A)(C)	35,521	6,406
Central Asia Metals PLC	1,507	4,079
Charles Taylor PLC	4,285	12,132
Chemring Group PLC	13,921	32,593
Chesnara PLC	5,125	21,538
Cineworld Group PLC	27,060	87,059
Circassia Pharmaceuticals PLC (A)	9,034	1,866
Clarkson PLC	1,348	42,903
Close Brothers Group PLC	7,194	129,117
CLS Holdings PLC	10,759	29,233
CMC Markets PLC (D)	7,009	8,022
Cobham PLC (A)	120,169	162,645
Computacenter PLC	3,268	55,182
Concentric AB	3,084	46,289
Consort Medical PLC	2,133	23,085
ConvaTec Group PLC (D)	26,578	49,246
Costain Group PLC	4,797	10,616
Countryside Properties PLC (D)	15,648	59,351
Countrywide PLC (A)	23,471	1,246
Cranswick PLC	2,360	77,451
Crest Nicholson Holdings PLC	16,969	77,095
CYBG PLC	23,204	56,662
Daejan Holdings PLC	569	40,119
Daily Mail & General Trust PLC, Class A	9,763	96,924
Dart Group PLC	2,992	31,727
De La Rue PLC	6,976	27,110
Debenhams PLC (A)(C)	76,182	0
Devro PLC	12,253	32,250
DFS Furniture PLC	12,509	40,437
Dialight PLC (A)	105	657
Dialog Semiconductor PLC (A)	5,144	206,991
Dignity PLC	3,439	28,198
Diploma PLC	12,001	233,367
DiscoverIE Group PLC	5,627	29,964
Dixons Carphone PLC	27,350	38,016
Domino's Pizza Group PLC	18,111	64,066
Drax Group PLC	21,413	70,728
Dunelm Group PLC	5,863	68,540
EI Group PLC (A)	24,326	60,886
Electrocomponents PLC	22,302	179,169
Elementis PLC	35,393	63,669
EMIS Group PLC	1,913	29,561
EnQuest PLC (A)	109,392	27,396
Equiniti Group PLC (D)	10,616	29,672
Essentra PLC	14,966	81,333
Euromoney Institutional Investor PLC	4,334	71,692
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
FDM Group Holdings PLC	3,208	$37,924
Fevertree Drinks PLC	3,631	106,881
Findel PLC (A)	8,139	26,076
Firstgroup PLC (A)	97,925	121,624
Forterra PLC (D)	6,408	24,097
Foxtons Group PLC (A)	23,551	15,819
Fuller Smith & Turner PLC, Class A	1,525	20,813
G4S PLC	69,351	183,478
Galliford Try PLC	5,675	45,465
Games Workshop Group PLC	3,497	220,320
Gamma Communications PLC	597	8,705
Gem Diamonds, Ltd. (A)	12,666	12,408
Genus PLC	561	18,894
GoCo Group PLC	23,140	27,644
Grainger PLC	32,768	102,244
Greene King PLC	20,833	163,404
Greggs PLC	6,454	188,112
Gulf Keystone Petroleum, Ltd.	7,420	21,294
Halfords Group PLC	15,547	44,571
Hastings Group Holdings PLC (D)	4,335	10,767
Hays PLC	69,350	138,555
Headlam Group PLC	6,602	40,243
Helical PLC	8,263	38,637
Henry Boot PLC	5,301	16,588
Hill & Smith Holdings PLC	4,882	72,643
Hilton Food Group PLC	1,880	23,108
Hollywood Bowl Group PLC	8,153	23,259
HomeServe PLC	16,925	255,044
Horizon Discovery Group PLC (A)	5,948	11,708
Howden Joinery Group PLC	61,533	396,012
Hunting PLC	8,331	54,178
Huntsworth PLC	20,713	25,577
Hurricane Energy PLC (A)(B)	21,839	14,571
Ibstock PLC (D)	19,043	58,777
IG Group Holdings PLC	17,144	127,098
IMI PLC	12,071	159,260
Inchcape PLC	20,496	160,621
Indivior PLC (A)	37,592	20,392
Inmarsat PLC	15,832	109,661
Intermediate Capital Group PLC	17,568	308,154
International Personal Finance PLC	12,526	19,102
iomart Group PLC	2,265	9,311
IP Group PLC (A)	7,609	7,217
ITE Group PLC	72,836	66,215
J.D. Wetherspoon PLC	3,666	66,459
James Fisher & Sons PLC	4,181	101,777
James Halstead PLC	2,706	17,703
JD Sports Fashion PLC	17,465	130,112
John Laing Group PLC (D)	9,818	49,073
John Menzies PLC	7,323	42,107
John Wood Group PLC	27,017	155,564
Johnson Service Group PLC	7,514	14,246
JPJ Group PLC (A)	3,107	29,211
Jupiter Fund Management PLC	22,824	122,500
Just Group PLC (A)	20,396	14,606
Kainos Group PLC	4,099	33,913
KAZ Minerals PLC	11,463	88,053
KCOM Group PLC	42,420	60,469
Keller Group PLC	4,206	32,772
Kier Group PLC	12,017	16,230
Kin & Carta PLC	3,492	4,660
Lancashire Holdings, Ltd.	9,054	79,270
Lookers PLC	22,449	14,507
Low & Bonar PLC	44,351	3,384
LSL Property Services PLC	6,404	17,068

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
M&C Saatchi PLC	253	$1,127
Majestic Wine PLC	3,126	10,216
Man Group PLC	67,353	133,170
Marshalls PLC	12,527	108,433
Marston's PLC	37,566	55,715
McBride PLC (A)	14,770	15,034
McCarthy & Stone PLC (D)	19,899	34,565
Mears Group PLC	8,289	27,617
Meggitt PLC	15,323	102,089
Merlin Entertainments PLC (D)	37,023	211,630
Metro Bank PLC (A)	674	4,493
Millennium & Copthorne Hotels PLC	7,233	62,787
Mitchells & Butlers PLC (A)	12,079	43,961
Mitie Group PLC	21,415	39,857
MJ Gleeson PLC	2,770	25,585
Moneysupermarket.com Group PLC	30,606	160,332
Morgan Advanced Materials PLC	14,263	50,378
Morgan Sindall Group PLC	2,826	44,425
Mothercare PLC (A)	17,482	4,706
MWB Group Holdings PLC (A)(C)	11,618	719
N. Brown Group PLC	9,633	16,005
National Express Group PLC	19,552	99,696
NCC Group PLC	13,335	27,707
Next Fifteen Communications Group PLC	2,559	20,851
Non-Standard Finance PLC (D)	12,541	5,735
Northgate PLC	8,929	39,274
On the Beach Group PLC (D)	5,451	33,003
OneSavings Bank PLC	13,146	60,575
Oxford Instruments PLC	4,212	68,990
Pagegroup PLC	14,252	92,767
Pan African Resources PLC (A)	85,815	10,914
Paragon Banking Group PLC	16,092	89,833
PayPoint PLC	2,581	31,700
Pendragon PLC	102,667	21,219
Pennon Group PLC	22,187	209,264
Petrofac, Ltd.	12,318	67,384
Pets at Home Group PLC	14,206	33,611
Phoenix Group Holdings PLC	22,371	201,750
Photo-Me International PLC	18,684	22,873
Polypipe Group PLC	12,035	67,596
Porvair PLC	2,468	18,277
Premier Asset Management Group PLC	4,273	10,664
Premier Foods PLC (A)	41,106	17,567
Premier Oil PLC (A)	52,556	51,561
Provident Financial PLC	7,268	38,059
PZ Cussons PLC	16,024	43,559
QinetiQ Group PLC	27,714	98,478
Quilter PLC (D)	66,032	117,623
Rank Group PLC	7,303	14,758
Rathbone Brothers PLC	2,988	84,129
Reach PLC	27,680	27,398
Redrow PLC	24,688	170,966
Renew Holdings PLC	4,150	21,892
Renewi PLC	86,394	31,724
Renishaw PLC	1,380	74,746
Ricardo PLC	2,982	28,812
Rightmove PLC	25,437	173,050
RM PLC	8,752	26,637
Robert Walters PLC	4,693	38,685
Rotork PLC	41,331	166,159
RPC Group PLC	35,082	353,065
RPS Group PLC	15,418	21,006
Saga PLC	35,682	17,981
Savannah Petroleum PLC (A)	25,207	5,583
Savills PLC	9,220	104,851
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Scapa Group PLC	9,781	$23,023
SDL PLC	7,019	45,520
Senior PLC	21,835	59,837
Severfield PLC	11,941	10,383
SIG PLC	58,251	95,889
Sirius Minerals PLC (A)	39,403	7,372
Smart Metering Systems PLC	1,773	11,945
Soco International PLC	16,636	14,757
Softcat PLC	5,177	63,931
Spectris PLC	5,076	185,412
Speedy Hire PLC	24,369	19,620
Spire Healthcare Group PLC (D)	8,597	13,084
Spirent Communications PLC	44,968	87,257
Sportech PLC (A)	11,390	4,801
Sports Direct International PLC (A)	10,048	35,298
SSP Group PLC	24,866	216,722
St. Modwen Properties PLC	9,201	51,180
Stagecoach Group PLC	27,597	44,484
SThree PLC	8,144	29,505
Stobart Group, Ltd.	19,806	27,941
Stock Spirits Group PLC	6,082	17,031
Stolt-Nielsen, Ltd.	2,414	29,373
STV Group PLC	2,685	11,856
Superdry PLC	3,110	18,196
Synthomer PLC	12,167	57,714
TalkTalk Telecom Group PLC	31,116	44,278
Tate & Lyle PLC	50,791	476,142
Ted Baker PLC	1,843	18,995
Telecom Plus PLC	6,067	108,952
Telit Communications PLC (A)	5,999	12,196
The Go-Ahead Group PLC	3,820	95,847
The Gym Group PLC (D)	3,234	10,038
The Restaurant Group PLC	31,032	51,872
The Vitec Group PLC	2,842	41,305
The Weir Group PLC	78	1,535
Thomas Cook Group PLC (A)	58,171	9,713
Topps Tiles PLC	15,591	13,019
TORM PLC (A)	2,744	23,857
TP ICAP PLC	27,270	103,876
Travis Perkins PLC	16,496	266,801
Trifast PLC	7,237	20,949
TT Electronics PLC	14,769	43,379
Tullow Oil PLC (B)	72,437	193,781
U & I Group PLC	12,008	20,796
Ultra Electronics Holdings PLC	3,309	69,354
Vectura Group PLC (A)	41,947	46,087
Vesuvius PLC	12,719	88,462
Victrex PLC	8,998	247,259
Volex PLC (A)	3,136	3,832
Vp PLC	637	6,942
Watkin Jones PLC	6,905	18,087
WH Smith PLC	3,840	96,187
William Hill PLC	33,434	65,650
Wilmington PLC	8,076	20,161
Wincanton PLC	10,534	35,696
Xaar PLC	5,629	5,862
Zeal Network SE	349	7,831
		17,362,241
United States - 0.4%
Alacer Gold Corp. (A)	21,191	73,628
Argonaut Gold, Inc. (A)	12,132	16,490
Burford Capital, Ltd.	2,002	39,526
Cott Corp.	6,607	88,191
Diversified Gas & Oil PLC	11,112	15,667
Energy Fuels, Inc. (A)	730	2,269

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Epsilon Energy, Ltd. (A)	1,800	$6,750
Invesque, Inc.	2,000	14,500
Kingsway Financial Services, Inc. (A)	425	1,041
PureTech Health PLC (A)	5,400	15,627
REC Silicon ASA (A)(B)	135,975	9,455
Reliance Worldwide Corp., Ltd.	22,538	55,770
Sims Metal Management, Ltd.	9,104	69,632
Sundance Energy Australia, Ltd. (A)	33,049	6,459
		415,005
TOTAL COMMON STOCKS (Cost $114,214,846)		$106,737,992
PREFERRED SECURITIES - 0.2%
Germany - 0.2%
Biotest AG	486	12,107
Draegerwerk AG & Company KGaA	721	45,416
Jungheinrich AG	2,134	65,873
Sixt SE	838	61,068
STO SE & Company KGaA	124	13,878
Villeroy & Boch AG	625	10,593
		208,935
TOTAL PREFERRED SECURITIES (Cost $193,514)		$208,935
RIGHTS - 0.0%
GE Capital Australia Funding Pty, Ltd. (Expiration Date: 12-31-49) (A)(C)(E)	19,100	7,335
Sacyr SA (Expiration Date: 7-3-19) (A)(E)	19,899	1,190
TOTAL RIGHTS (Cost $1,203)		$8,525
International Small Company Trust (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 8.7%
John Hancock Collateral Trust, 2.4614% (F)(G)	938,905	$9,395,997
TOTAL SECURITIES LENDING COLLATERAL (Cost $9,395,712)		$9,395,997
Total Investments (International Small Company Trust) (Cost $123,805,275) - 107.2%		$116,351,449
Other assets and liabilities, net - (7.2%)		(7,778,759)
TOTAL NET ASSETS - 100.0%		$108,572,690
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	10	Long	Sep 2019	$943,087	$961,750	$18,663
						$18,663

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.3%
Canada - 5.2%
Alamos Gold, Inc., Class A (A)	825,500	$4,994,275
Husky Energy, Inc. (A)	394,200	3,735,651
Wheaton Precious Metals Corp. (A)	290,100	7,015,744
		15,745,670
China - 4.2%
Baidu, Inc., ADR (B)	31,360	3,680,410
China Telecom Corp., Ltd., H Shares	9,176,427	4,620,774
Sinopec Engineering Group Company, Ltd., H Shares	2,742,300	2,324,211
Sinopharm Group Company, Ltd., H Shares	626,800	2,207,021
		12,832,416
Denmark - 1.7%
A.P. Moller - Maersk A/S, Series B (A)	2,530	3,148,122
The Drilling Company of 1972 A/S (B)	5,060	393,135
International Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Vestas Wind Systems A/S	19,807	$1,715,954
		5,257,211
France - 10.9%
BNP Paribas SA	194,686	9,229,148
Cie de Saint-Gobain (A)	86,087	3,361,679
Cie Generale des Etablissements Michelin SCA	23,561	2,979,089
Sanofi	85,537	7,392,306
TOTAL SA	139,322	7,815,099
Veolia Environnement SA	104,976	2,556,207
		33,333,528
Germany - 5.3%
Bayer AG	88,681	6,150,942
E.ON SE	346,558	3,760,196
Merck KGaA	35,977	3,757,845

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Telefonica Deutschland Holding AG	917,992	$2,567,479
		16,236,462
Hong Kong - 4.6%
China Mobile, Ltd.	472,500	4,301,482
CK Asset Holdings, Ltd.	342,300	2,681,605
CK Hutchison Holdings, Ltd.	611,500	6,031,683
Value Partners Group, Ltd.	1,681,900	1,123,367
		14,138,137
India - 0.7%
Hero MotoCorp, Ltd.	60,144	2,257,104
Ireland - 1.8%
Bank of Ireland Group PLC	594,739	3,111,451
CRH PLC	68,914	2,252,609
		5,364,060
Israel - 1.1%
Teva Pharmaceutical Industries, Ltd., ADR (B)	351,158	3,241,188
Italy - 2.2%
Eni SpA	408,878	6,798,549
Japan - 12.5%
Astellas Pharma, Inc.	219,500	3,128,043
Ezaki Glico Company, Ltd.	18,900	842,576
Kirin Holdings Company, Ltd.	41,700	900,408
Mitsui Fudosan Company, Ltd.	159,000	3,864,366
Panasonic Corp.	589,100	4,920,844
Seven & i Holdings Company, Ltd.	84,100	2,849,425
Sumitomo Metal Mining Company, Ltd.	128,100	3,839,998
Sumitomo Mitsui Financial Group, Inc.	136,100	4,824,159
Sumitomo Rubber Industries, Ltd.	202,800	2,348,882
Suntory Beverage & Food, Ltd.	68,400	2,974,168
Taiheiyo Cement Corp.	74,600	2,264,908
Takeda Pharmaceutical Company, Ltd.	146,043	5,195,164
		37,952,941
Luxembourg - 2.0%
SES SA	230,788	3,604,090
Tenaris SA	184,750	2,423,143
		6,027,233
Malta - 0.0%
BGP Holdings PLC (B)(C)	2,126,418	0
Netherlands - 8.6%
Flow Traders (D)	101,820	2,971,679
ING Groep NV	589,158	6,824,656
NXP Semiconductors NV	49,800	4,860,978
Royal Dutch Shell PLC, B Shares	231,383	7,581,683
SBM Offshore NV	208,001	4,015,357
		26,254,353
Singapore - 1.8%
Singapore Telecommunications, Ltd.	2,091,900	5,414,498
Singapore Telecommunications, Ltd., ADR	2,200	57,002
		5,471,500
South Korea - 10.5%
Hana Financial Group, Inc.	121,581	3,940,724
KB Financial Group, Inc., ADR	202,451	7,992,765
Korea Electric Power Corp. (B)	104,196	2,306,521
Lotte Chemical Corp.	15,010	3,287,798
Samsung Electronics Company, Ltd.	283,311	11,536,521
Shinhan Financial Group Company, Ltd.	75,499	2,936,465
		32,000,794
Switzerland - 4.5%
Roche Holding AG	32,834	9,232,522
International Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG (B)	364,129	$4,327,763
		13,560,285
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	608,000	4,650,217
Thailand - 1.2%
Bangkok Bank PCL	193,900	1,258,988
Bangkok Bank PCL, NVDR	40,400	259,654
Kasikornbank PCL, Foreign Quota Shares	93,000	570,414
Kasikornbank PCL, NVDR	240,400	1,474,490
		3,563,546
United Kingdom - 15.0%
BAE Systems PLC	505,098	3,174,494
Barclays PLC	1,472,238	2,800,280
BP PLC	1,502,329	10,466,411
HSBC Holdings PLC	645,474	5,387,315
Johnson Matthey PLC	119,591	5,056,037
Kingfisher PLC	1,327,975	3,619,649
Standard Chartered PLC	1,029,765	9,341,921
Vodafone Group PLC	3,476,865	5,698,821
		45,544,928
TOTAL COMMON STOCKS (Cost $306,720,722)		$290,230,122
SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral Trust, 2.4614% (E)(F)	491,034	4,913,973
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,914,082)		$4,913,973
SHORT-TERM INVESTMENTS - 4.2%
U.S. Government Agency - 4.2%
Federal Home Loan Bank Discount Note 2.100%, 07/01/2019 *	$12,800,000	12,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,800,000)		$12,800,000
Total Investments (International Value Trust) (Cost $324,434,804) - 101.1%		$307,944,095
Other assets and liabilities, net - (1.1%)		(3,373,977)
TOTAL NET ASSETS - 100.0%		$304,570,118
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 6-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 82.5%
Equity - 82.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,388,219	$27,764,387
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $25,032,476)		$27,764,387
UNAFFILIATED INVESTMENT COMPANIES - 17.6%
Exchange-traded funds - 17.6%
Financial Select Sector SPDR Fund	21,908	604,661
Vanguard Energy ETF (C)	4,934	419,489
Vanguard FTSE Emerging Markets ETF	41,467	1,763,590
Vanguard Health Care ETF	1,342	233,427
Vanguard Information Technology ETF	3,967	836,601
Vanguard Materials ETF	1,102	141,276
Vanguard Mid-Cap ETF	6,127	1,024,189
Vanguard Real Estate ETF	3,699	323,293
Vanguard Small-Cap ETF	3,519	551,287
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,309,782)		$5,897,813
SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral Trust, 2.4614% (D)(E)	23,997	240,151
TOTAL SECURITIES LENDING COLLATERAL (Cost $240,141)		$240,151
Total Investments (Lifestyle Aggressive Portfolio) (Cost $30,582,399) - 100.8%		$33,902,351
Other assets and liabilities, net - (0.8%)		(255,041)
TOTAL NET ASSETS - 100.0%		$33,647,310
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 6-30-19.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.2%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	24,911,854	$498,237,071
Fixed income - 49.8%
Select Bond, Series NAV, JHVIT (MIM US) (B)	35,805,604	494,475,387
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $909,794,976)		$992,712,458
Total Investments (Lifestyle Balanced Portfolio) (Cost $909,794,976) - 100.0%		$992,712,458
Other assets and liabilities, net - (0.0%)		(132,500)
TOTAL NET ASSETS - 100.0%		$992,579,958
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,807,100	$36,141,998
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	10,468,356	144,567,990
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $175,194,231)		$180,709,988
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	639	639
TOTAL SHORT-TERM INVESTMENTS (Cost $639)		$639
Total Investments (Lifestyle Conservative Portfolio) (Cost $175,194,870) - 100.0%		$180,710,627
Other assets and liabilities, net - (0.0%)		(45,140)
TOTAL NET ASSETS - 100.0%		$180,665,487
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.3%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	218,755,498	$4,375,062,830
Fixed income - 29.7%
Select Bond, Series NAV, JHVIT (MIM US) (B)	133,623,762	1,845,344,154
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,522,595,063)		$6,220,406,984
Total Investments (Lifestyle Growth Portfolio) (Cost $5,522,595,063) - 100.0%		$6,220,406,984
Other assets and liabilities, net - (0.0%)		(514,735)
TOTAL NET ASSETS - 100.0%		$6,219,892,249
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.2%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,317,787	$126,355,746
Fixed income - 59.8%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,627,343	188,193,603
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $293,249,720)		$314,549,349

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Lifestyle Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	482	$482
TOTAL SHORT-TERM INVESTMENTS (Cost $482)		$482
Total Investments (Lifestyle Moderate Portfolio) (Cost $293,250,202) - 100.0%		$314,549,831
Other assets and liabilities, net - (0.0%)		(58,342)
TOTAL NET ASSETS - 100.0%		$314,491,489
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.5%
Communication services – 2.5%
Entertainment – 0.9%
Cinemark Holdings, Inc.	87,726	$3,166,909
Live Nation Entertainment, Inc. (A)	114,977	7,617,226
World Wrestling Entertainment, Inc., Class A	36,016	2,600,715
		13,384,850
Interactive media and services – 0.2%
Cars.com, Inc. (A)	50,409	994,065
Yelp, Inc. (A)	58,528	2,000,487
		2,994,552
Media – 1.2%
AMC Networks, Inc., Class A (A)	37,317	2,033,403
Cable One, Inc.	4,080	4,777,639
John Wiley & Sons, Inc., Class A	37,023	1,697,875
Meredith Corp.	32,908	1,811,914
TEGNA, Inc.	178,585	2,705,563
The New York Times Company, Class A	116,903	3,813,376
		16,839,770
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	77,176	2,346,150
		35,565,322
Consumer discretionary – 12.0%
Auto components – 1.0%
Adient PLC	71,678	1,739,625
Dana, Inc.	118,821	2,369,291
Delphi Technologies PLC	72,254	1,445,080
Gentex Corp.	210,483	5,179,987
The Goodyear Tire & Rubber Company	191,127	2,924,243
Visteon Corp. (A)	23,245	1,361,692
		15,019,918
Automobiles – 0.2%
Thor Industries, Inc.	43,053	2,516,448
Distributors – 0.4%
Pool Corp.	32,741	6,253,531
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	46,594	2,099,060
Graham Holdings Company, Class B	3,580	2,470,307
Service Corp. International	150,052	7,019,433
Sotheby's (A)(B)	27,329	1,588,635
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Weight Watchers International, Inc. (A)	31,990	$611,009
		13,788,444
Hotels, restaurants and leisure – 4.2%
Boyd Gaming Corp.	65,753	1,771,386
Brinker International, Inc.	30,859	1,214,302
Caesars Entertainment Corp. (A)	481,939	5,696,519
Churchill Downs, Inc.	29,063	3,344,279
Cracker Barrel Old Country Store, Inc. (B)	19,833	3,386,088
Domino's Pizza, Inc.	33,843	9,417,830
Dunkin' Brands Group, Inc.	67,965	5,414,092
Eldorado Resorts, Inc. (A)(B)	53,645	2,471,425
International Speedway Corp., Class A	19,558	877,959
Jack in the Box, Inc.	21,243	1,728,968
Marriott Vacations Worldwide Corp.	32,125	3,096,850
Papa John's International, Inc. (B)	18,480	826,426
Penn National Gaming, Inc. (A)	87,520	1,685,635
Scientific Games Corp. (A)	46,096	913,623
Six Flags Entertainment Corp.	59,097	2,935,939
Texas Roadhouse, Inc.	54,910	2,947,020
The Cheesecake Factory, Inc.	34,102	1,490,939
The Wendy's Company	150,403	2,944,891
Wyndham Destinations, Inc.	77,115	3,385,349
Wyndham Hotels & Resorts, Inc.	80,113	4,465,499
		60,015,019
Household durables – 1.6%
Helen of Troy, Ltd. (A)	20,594	2,689,370
KB Home	69,660	1,792,352
NVR, Inc. (A)	2,778	9,362,555
Tempur Sealy International, Inc. (A)	37,777	2,771,698
Toll Brothers, Inc.	109,014	3,992,093
TRI Pointe Group, Inc. (A)	117,435	1,405,697
Tupperware Brands Corp.	40,089	762,894
		22,776,659
Leisure products – 0.7%
Brunswick Corp.	71,881	3,298,619
Mattel, Inc. (A)(B)	284,969	3,194,502
Polaris Industries, Inc.	47,324	4,317,369
		10,810,490
Multiline retail – 0.3%
Dillard's, Inc., Class A (B)	14,682	914,395
Ollie's Bargain Outlet Holdings, Inc. (A)	42,856	3,733,186
		4,647,581
Specialty retail – 1.8%
Aaron's, Inc.	55,721	3,421,827
American Eagle Outfitters, Inc.	134,728	2,276,903
AutoNation, Inc. (A)	47,024	1,972,187
Bed Bath & Beyond, Inc. (B)	108,821	1,264,500
Dick's Sporting Goods, Inc.	55,625	1,926,294
Five Below, Inc. (A)	46,073	5,529,681
Murphy USA, Inc. (A)	24,581	2,065,541
Sally Beauty Holdings, Inc. (A)	99,144	1,322,581
Signet Jewelers, Ltd.	42,839	765,961
The Michaels Companies, Inc. (A)	74,174	645,314
Urban Outfitters, Inc. (A)	56,490	1,285,148
Williams-Sonoma, Inc.	64,878	4,217,070
		26,693,007
Textiles, apparel and luxury goods – 0.8%
Carter's, Inc.	37,227	3,631,122
Deckers Outdoor Corp. (A)	24,032	4,228,911
Skechers U.S.A., Inc., Class A (A)	110,650	3,484,369
		11,344,402
		173,865,499

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 2.6%
Beverages – 0.2%
The Boston Beer Company, Inc., Class A (A)	7,211	$2,724,027
Food and staples retailing – 0.5%
Casey's General Stores, Inc.	30,191	4,709,494
Sprouts Farmers Market, Inc. (A)	97,098	1,834,181
		6,543,675
Food products – 1.6%
Flowers Foods, Inc.	151,428	3,523,730
Ingredion, Inc.	54,884	4,527,381
Lancaster Colony Corp.	16,106	2,393,352
Post Holdings, Inc. (A)	54,914	5,709,409
Sanderson Farms, Inc.	16,050	2,191,788
The Hain Celestial Group, Inc. (A)	73,852	1,617,359
Tootsie Roll Industries, Inc. (B)	15,755	581,832
TreeHouse Foods, Inc. (A)	46,223	2,500,664
		23,045,515
Household products – 0.1%
Energizer Holdings, Inc.	52,351	2,022,843
Personal products – 0.2%
Edgewell Personal Care Company (A)	44,595	1,201,835
Nu Skin Enterprises, Inc., Class A	45,576	2,247,808
		3,449,643
		37,785,703
Energy – 3.0%
Energy equipment and services – 0.9%
Apergy Corp. (A)	63,828	2,140,791
Core Laboratories NV (B)	36,487	1,907,540
Ensco Rowan PLC, Class A (B)	162,281	1,384,257
McDermott International, Inc. (A)(B)	149,021	1,439,543
Oceaneering International, Inc. (A)	81,323	1,658,176
Patterson-UTI Energy, Inc.	171,689	1,976,140
Transocean, Ltd. (A)	418,369	2,681,745
		13,188,192
Oil, gas and consumable fuels – 2.1%
Callon Petroleum Company (A)	187,808	1,237,655
Chesapeake Energy Corp. (A)(B)	859,583	1,676,187
CNX Resources Corp. (A)	160,971	1,176,698
EQT Corp.	210,880	3,334,013
Equitrans Midstream Corp.	167,968	3,310,649
Matador Resources Company (A)	85,442	1,698,587
Murphy Oil Corp.	134,370	3,312,221
Oasis Petroleum, Inc. (A)	223,108	1,267,253
PBF Energy, Inc., Class A	98,489	3,082,706
QEP Resources, Inc. (A)	195,397	1,412,720
Range Resources Corp.	170,897	1,192,861
SM Energy Company	85,141	1,065,965
Southwestern Energy Company (A)	445,553	1,407,947
World Fuel Services Corp.	55,481	1,995,097
WPX Energy, Inc. (A)	326,804	3,761,514
		30,932,073
		44,120,265
Financials – 15.9%
Banks – 7.0%
Associated Banc-Corp.	135,280	2,859,819
BancorpSouth Bank	75,730	2,199,199
Bank of Hawaii Corp.	33,735	2,796,969
Bank OZK	99,790	3,002,681
Cathay General Bancorp	62,961	2,260,930
Chemical Financial Corp.	58,957	2,423,722
Commerce Bancshares, Inc.	80,953	4,829,656
Cullen/Frost Bankers, Inc.	51,878	4,858,893
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
East West Bancorp, Inc.	119,855	$5,605,618
First Financial Bankshares, Inc.	111,673	3,438,412
First Horizon National Corp.	259,699	3,877,306
FNB Corp.	267,611	3,149,781
Fulton Financial Corp.	138,967	2,274,890
Hancock Whitney Corp.	70,605	2,828,436
Home BancShares, Inc.	126,971	2,445,461
International Bancshares Corp.	44,842	1,690,992
PacWest Bancorp	97,862	3,799,981
Pinnacle Financial Partners, Inc.	59,558	3,423,394
Prosperity Bancshares, Inc.	54,562	3,603,820
Signature Bank	45,360	5,481,302
Sterling Bancorp	172,551	3,671,885
Synovus Financial Corp.	129,708	4,539,780
TCF Financial Corp.	135,009	2,806,837
Texas Capital Bancshares, Inc. (A)	41,411	2,541,393
Trustmark Corp.	53,231	1,769,931
UMB Financial Corp.	36,346	2,392,294
Umpqua Holdings Corp.	181,822	3,016,427
United Bankshares, Inc.	84,063	3,117,897
Valley National Bancorp	273,550	2,948,869
Webster Financial Corp.	75,866	3,624,119
Wintrust Financial Corp.	46,731	3,418,840
		100,699,534
Capital markets – 2.6%
Eaton Vance Corp.	93,951	4,052,107
Evercore, Inc., Class A	33,751	2,989,326
FactSet Research Systems, Inc.	31,480	9,020,909
Federated Investors, Inc., Class B	79,220	2,574,650
Interactive Brokers Group, Inc., Class A	61,705	3,344,411
Janus Henderson Group PLC	135,030	2,889,642
Legg Mason, Inc.	71,322	2,730,206
SEI Investments Company	105,498	5,918,438
Stifel Financial Corp.	58,280	3,442,017
		36,961,706
Consumer finance – 0.5%
Green Dot Corp., Class A (A)	39,476	1,930,376
Navient Corp.	175,398	2,394,183
SLM Corp.	355,936	3,459,698
		7,784,257
Insurance – 5.2%
Alleghany Corp. (A)	11,887	8,096,355
American Financial Group, Inc.	58,332	5,977,280
Brighthouse Financial, Inc. (A)	95,395	3,500,043
Brown & Brown, Inc.	192,693	6,455,216
CNO Financial Group, Inc.	131,380	2,191,418
First American Financial Corp.	92,287	4,955,812
Genworth Financial, Inc., Class A (A)	413,236	1,533,106
Kemper Corp.	51,452	4,439,793
Mercury General Corp.	22,377	1,398,563
Old Republic International Corp.	234,712	5,252,855
Primerica, Inc.	34,864	4,181,937
Reinsurance Group of America, Inc.	51,508	8,036,793
RenaissanceRe Holdings, Ltd.	36,346	6,469,951
The Hanover Insurance Group, Inc.	33,528	4,301,642
W.R. Berkley Corp.	119,095	7,851,933
		74,642,697
Thrifts and mortgage finance – 0.6%
LendingTree, Inc. (A)	6,140	2,578,984
New York Community Bancorp, Inc.	384,752	3,839,825
Washington Federal, Inc.	66,215	2,312,890
		8,731,699
		228,819,893

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 9.5%
Biotechnology – 0.7%
Exelixis, Inc. (A)	248,436	$5,309,077
Ligand Pharmaceuticals, Inc. (A)	16,138	1,842,153
United Therapeutics Corp. (A)	36,146	2,821,557
		9,972,787
Health care equipment and supplies – 3.8%
Avanos Medical, Inc. (A)	39,138	1,706,808
Cantel Medical Corp.	29,953	2,415,410
Globus Medical, Inc., Class A (A)	63,063	2,667,565
Haemonetics Corp. (A)	42,158	5,073,294
Hill-Rom Holdings, Inc.	55,004	5,754,518
ICU Medical, Inc. (A)	13,752	3,464,266
Inogen, Inc. (A)	14,721	982,774
Integra LifeSciences Holdings Corp. (A)	58,341	3,258,345
LivaNova PLC (A)	39,785	2,862,929
Masimo Corp. (A)	40,412	6,014,114
NuVasive, Inc. (A)	42,719	2,500,770
STERIS PLC	69,618	10,364,728
West Pharmaceutical Services, Inc.	60,498	7,571,325
		54,636,846
Health care providers and services – 2.3%
Acadia Healthcare Company, Inc. (A)	73,241	2,559,773
Amedisys, Inc. (A)	23,978	2,911,169
Chemed Corp.	13,103	4,728,087
Covetrus, Inc. (A)	78,833	1,928,255
Encompass Health Corp.	81,294	5,150,788
HealthEquity, Inc. (A)	44,925	2,938,095
MEDNAX, Inc. (A)	71,296	1,798,798
Molina Healthcare, Inc. (A)	51,556	7,379,726
Patterson Companies, Inc. (B)	68,171	1,561,116
Tenet Healthcare Corp. (A)	68,512	1,415,458
		32,371,265
Health care technology – 0.4%
Allscripts Healthcare Solutions, Inc. (A)	137,059	1,593,996
Medidata Solutions, Inc. (A)	51,273	4,640,719
		6,234,715
Life sciences tools and services – 1.7%
Bio-Rad Laboratories, Inc., Class A (A)	16,494	5,155,859
Bio-Techne Corp.	31,176	6,499,884
Charles River Laboratories International, Inc. (A)	40,133	5,694,873
PRA Health Sciences, Inc. (A)	48,696	4,828,208
Syneos Health, Inc. (A)	50,545	2,582,344
		24,761,168
Pharmaceuticals – 0.6%
Catalent, Inc. (A)	119,962	6,503,140
Mallinckrodt PLC (A)(B)	68,751	631,134
Prestige Consumer Healthcare, Inc. (A)	42,695	1,352,578
		8,486,852
		136,463,633
Industrials – 15.8%
Aerospace and defense – 1.1%
Axon Enterprise, Inc. (A)	50,316	3,230,790
Curtiss-Wright Corp.	35,211	4,476,374
Teledyne Technologies, Inc. (A)	29,833	8,170,364
		15,877,528
Air freight and logistics – 0.3%
XPO Logistics, Inc. (A)	75,715	4,377,084
Airlines – 0.3%
JetBlue Airways Corp. (A)	247,801	4,581,840
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products – 0.9%
Lennox International, Inc.	29,065	$7,992,875
Resideo Technologies, Inc. (A)	100,810	2,209,755
Trex Company, Inc. (A)	48,170	3,453,789
		13,656,419
Commercial services and supplies – 1.4%
Clean Harbors, Inc. (A)	41,836	2,974,540
Deluxe Corp.	35,935	1,461,117
Healthcare Services Group, Inc.	60,898	1,846,427
Herman Miller, Inc.	48,472	2,166,698
HNI Corp.	35,786	1,266,109
MSA Safety, Inc.	29,021	3,058,523
Stericycle, Inc. (A)	70,580	3,370,195
The Brink's Company	41,061	3,333,332
		19,476,941
Construction and engineering – 1.5%
AECOM (A)	129,570	4,904,225
Dycom Industries, Inc. (A)	25,826	1,520,377
EMCOR Group, Inc.	46,113	4,062,555
Fluor Corp.	115,249	3,882,739
Granite Construction, Inc.	38,717	1,865,385
MasTec, Inc. (A)	50,993	2,627,669
Valmont Industries, Inc.	17,952	2,276,493
		21,139,443
Electrical equipment – 1.3%
Acuity Brands, Inc.	32,837	4,528,551
EnerSys	35,215	2,412,228
Hubbell, Inc.	44,835	5,846,484
nVent Electric PLC	130,885	3,244,639
Regal Beloit Corp.	35,216	2,877,499
		18,909,401
Industrial conglomerates – 0.5%
Carlisle Companies, Inc.	46,984	6,597,023
Machinery – 5.1%
AGCO Corp.	53,138	4,121,915
Colfax Corp. (A)	78,215	2,192,366
Crane Company	41,865	3,493,216
Donaldson Company, Inc.	104,971	5,338,825
Graco, Inc.	137,139	6,881,635
IDEX Corp.	62,319	10,727,590
ITT, Inc.	72,312	4,734,990
Kennametal, Inc.	67,753	2,506,183
Lincoln Electric Holdings, Inc.	51,737	4,258,990
Nordson Corp.	42,583	6,017,404
Oshkosh Corp.	57,497	4,800,425
Terex Corp.	51,664	1,622,250
The Timken Company	56,451	2,898,194
The Toro Company	87,663	5,864,655
Trinity Industries, Inc.	106,964	2,219,503
Woodward, Inc.	46,031	5,208,868
		72,887,009
Marine – 0.2%
Kirby Corp. (A)	44,445	3,511,155
Professional services – 0.8%
ASGN, Inc. (A)	43,547	2,638,948
Insperity, Inc.	30,907	3,774,981
ManpowerGroup, Inc.	49,258	4,758,323
		11,172,252
Road and rail – 1.7%
Avis Budget Group, Inc. (A)	52,388	1,841,962
Genesee & Wyoming, Inc., Class A (A)	46,540	4,654,000
Knight-Swift Transportation Holdings, Inc. (B)	102,537	3,367,315

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Landstar System, Inc.	33,031	$3,567,018
Old Dominion Freight Line, Inc.	53,331	7,960,185
Ryder System, Inc.	43,809	2,554,065
Werner Enterprises, Inc.	35,498	1,103,278
		25,047,823
Trading companies and distributors – 0.7%
GATX Corp.	29,817	2,364,190
MSC Industrial Direct Company, Inc., Class A	36,968	2,745,244
NOW, Inc. (A)	89,472	1,320,607
Watsco, Inc.	26,504	4,334,199
		10,764,240
		227,998,158
Information technology – 15.4%
Communications equipment – 1.1%
Ciena Corp. (A)	117,835	4,846,554
InterDigital, Inc.	26,117	1,681,935
Lumentum Holdings, Inc. (A)	62,932	3,361,198
NetScout Systems, Inc. (A)	57,138	1,450,734
Plantronics, Inc.	26,963	998,710
ViaSat, Inc. (A)	46,959	3,795,226
		16,134,357
Electronic equipment, instruments and components – 4.1%
Arrow Electronics, Inc. (A)	69,708	4,968,089
Avnet, Inc.	87,524	3,962,211
Belden, Inc.	32,426	1,931,617
Cognex Corp.	141,093	6,769,642
Coherent, Inc. (A)	19,906	2,714,581
Jabil, Inc.	114,558	3,620,033
Littelfuse, Inc.	20,340	3,598,349
National Instruments Corp.	92,202	3,871,562
SYNNEX Corp.	34,197	3,364,985
Tech Data Corp. (A)	30,036	3,141,766
Trimble, Inc. (A)	207,248	9,348,957
Vishay Intertechnology, Inc.	109,024	1,801,076
Zebra Technologies Corp., Class A (A)	44,440	9,309,736
		58,402,604
IT services – 3.1%
CACI International, Inc., Class A (A)	20,506	4,195,323
CoreLogic, Inc. (A)	66,436	2,779,018
KBR, Inc.	116,254	2,899,375
Leidos Holdings, Inc.	118,727	9,480,351
LiveRamp Holdings, Inc. (A)	56,776	2,752,500
MAXIMUS, Inc.	52,526	3,810,236
Perspecta, Inc.	115,191	2,696,621
Sabre Corp.	225,939	5,015,846
Science Applications International Corp.	41,895	3,626,431
WEX, Inc. (A)	35,608	7,410,025
		44,665,726
Semiconductors and semiconductor equipment – 3.5%
Cirrus Logic, Inc. (A)	47,848	2,090,958
Cree, Inc. (A)	86,649	4,867,941
Cypress Semiconductor Corp.	301,282	6,700,512
First Solar, Inc. (A)	62,499	4,104,934
MKS Instruments, Inc.	44,760	3,486,356
Monolithic Power Systems, Inc.	32,623	4,429,551
Semtech Corp. (A)	54,898	2,637,849
Silicon Laboratories, Inc. (A)	35,684	3,689,726
Synaptics, Inc. (A)	28,244	823,030
Teradyne, Inc.	141,124	6,761,251
Universal Display Corp.	34,981	6,578,527
Versum Materials, Inc.	89,965	4,640,395
		50,811,030
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software – 3.4%
ACI Worldwide, Inc. (A)	91,013	$3,125,386
Blackbaud, Inc.	40,494	3,381,249
CDK Global, Inc.	100,147	4,951,268
CommVault Systems, Inc. (A)	31,743	1,575,088
Fair Isaac Corp. (A)	23,864	7,493,773
j2 Global, Inc.	38,310	3,405,376
LogMeIn, Inc.	41,016	3,022,059
Manhattan Associates, Inc. (A)	53,173	3,686,484
PTC, Inc. (A)	85,241	7,651,232
Teradata Corp. (A)	96,577	3,462,285
Tyler Technologies, Inc. (A)	31,591	6,824,288
		48,578,488
Technology hardware, storage and peripherals – 0.2%
NCR Corp. (A)	98,884	3,075,292
		221,667,497
Materials – 6.3%
Chemicals – 2.6%
Ashland Global Holdings, Inc.	51,565	4,123,653
Cabot Corp.	48,161	2,297,761
Ingevity Corp. (A)	34,454	3,623,527
Minerals Technologies, Inc.	29,098	1,557,034
NewMarket Corp.	7,181	2,879,150
Olin Corp.	135,725	2,973,735
PolyOne Corp.	63,965	2,007,861
RPM International, Inc.	107,927	6,595,419
Sensient Technologies Corp.	34,886	2,563,423
The Chemours Company	135,027	3,240,648
The Scotts Miracle-Gro Company	32,415	3,192,878
Valvoline, Inc.	155,239	3,031,818
		38,086,907
Construction materials – 0.2%
Eagle Materials, Inc.	36,338	3,368,533
Containers and packaging – 1.2%
AptarGroup, Inc.	52,028	6,469,162
Greif, Inc., Class A	21,828	710,501
Owens-Illinois, Inc.	127,878	2,208,453
Silgan Holdings, Inc.	64,084	1,960,970
Sonoco Products Company	82,380	5,382,709
		16,731,795
Metals and mining – 1.9%
Allegheny Technologies, Inc. (A)	103,716	2,613,643
Carpenter Technology Corp.	39,091	1,875,586
Commercial Metals Company	97,070	1,732,700
Compass Minerals International, Inc.	27,935	1,535,028
Reliance Steel & Aluminum Company	55,374	5,239,488
Royal Gold, Inc.	53,908	5,525,031
Steel Dynamics, Inc.	183,016	5,527,083
United States Steel Corp. (B)	141,650	2,168,662
Worthington Industries, Inc.	31,939	1,285,864
		27,503,085
Paper and forest products – 0.4%
Domtar Corp.	51,908	2,311,463
Louisiana-Pacific Corp.	101,677	2,665,971
		4,977,434
		90,667,754
Real estate – 9.9%
Equity real estate investment trusts – 9.5%
Alexander & Baldwin, Inc. (A)	55,871	1,290,620
American Campus Communities, Inc.	113,080	5,219,773
Brixmor Property Group, Inc.	245,088	4,382,173
Camden Property Trust	79,579	8,307,252
CoreCivic, Inc.	97,936	2,033,151

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
CoreSite Realty Corp.	30,403	$3,501,514
Corporate Office Properties Trust	92,142	2,429,785
Cousins Properties, Inc.	119,708	4,329,838
CyrusOne, Inc.	93,165	5,377,484
Douglas Emmett, Inc.	133,224	5,307,644
EastGroup Properties, Inc.	30,245	3,507,815
EPR Properties	62,135	4,634,650
First Industrial Realty Trust, Inc.	104,230	3,829,410
Healthcare Realty Trust, Inc.	106,338	3,330,506
Highwoods Properties, Inc.	85,414	3,527,598
Hospitality Properties Trust	135,175	3,379,375
JBG SMITH Properties	99,338	3,907,957
Kilroy Realty Corp.	83,138	6,136,416
Lamar Advertising Company, Class A	70,437	5,684,970
Liberty Property Trust	122,059	6,107,832
Life Storage, Inc.	38,455	3,656,301
Mack-Cali Realty Corp.	74,537	1,735,967
Medical Properties Trust, Inc.	324,717	5,663,064
National Retail Properties, Inc.	133,893	7,097,668
Omega Healthcare Investors, Inc.	176,606	6,490,271
Pebblebrook Hotel Trust	107,427	3,027,293
PotlatchDeltic Corp.	55,762	2,173,603
PS Business Parks, Inc.	16,487	2,778,554
Rayonier, Inc.	106,833	3,237,040
Sabra Health Care REIT, Inc.	147,816	2,910,497
Senior Housing Properties Trust	195,063	1,613,171
Tanger Factory Outlet Centers, Inc.	77,492	1,256,145
Taubman Centers, Inc.	50,392	2,057,505
The GEO Group, Inc.	99,941	2,099,760
Uniti Group, Inc.	151,664	1,440,808
Urban Edge Properties	99,162	1,718,477
Weingarten Realty Investors	98,481	2,700,349
		137,882,236
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc.	37,662	5,298,667
		143,180,903
Utilities – 4.6%
Electric utilities – 1.5%
ALLETE, Inc.	42,436	3,531,100
Hawaiian Electric Industries, Inc.	89,524	3,898,770
IDACORP, Inc.	41,446	4,162,422
OGE Energy Corp.	164,820	7,014,739
PNM Resources, Inc.	65,708	3,345,194
		21,952,225
Gas utilities – 1.8%
National Fuel Gas Company	71,198	3,755,695
New Jersey Resources Corp.	73,458	3,656,005
ONE Gas, Inc.	43,344	3,913,963
Southwest Gas Holdings, Inc.	43,953	3,939,068
Spire, Inc.	41,745	3,503,240
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
UGI Corp.	143,419	$7,660,009
		26,427,980
Multi-utilities – 0.8%
Black Hills Corp.	44,734	3,496,857
MDU Resources Group, Inc.	163,151	4,209,296
NorthWestern Corp.	41,524	2,995,957
		10,702,110
Water utilities – 0.5%
Aqua America, Inc.	177,622	7,348,222
		66,430,537
TOTAL COMMON STOCKS (Cost $1,187,035,159)		$1,406,565,164
SECURITIES LENDING COLLATERAL – 1.6%
John Hancock Collateral Trust, 2.4614% (C)(D)	2,209,777	22,114,120
TOTAL SECURITIES LENDING COLLATERAL (Cost $22,113,885)		$22,114,120
SHORT-TERM INVESTMENTS – 1.9%
U.S. Government Agency – 1.6%
Federal Home Loan Bank Discount Note
2.390%, 07/09/2019 *	$4,000,000	3,998,044
2.390%, 08/01/2019 *	10,000,000	9,980,969
2.400%, 07/30/2019 *	10,000,000	9,982,278
		23,961,291
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $3,877,420 on 7-1-19, collateralized by $3,925,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $3,959,104, including interest)	3,877,000	3,877,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,834,960)		$27,838,291
Total Investments (Mid Cap Index Trust) (Cost $1,236,984,004) – 101.0%		$1,456,517,575
Other assets and liabilities, net – (1.0%)		(13,730,175)
TOTAL NET ASSETS – 100.0%		$1,442,787,400
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	195	Long	Sep 2019	$37,466,705	$38,025,000	$558,295
						$558,295

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 91.6%
Communication services – 6.7%
Entertainment – 3.4%
Spotify Technology SA (A)	140,651	$20,565,989
Take-Two Interactive Software, Inc. (A)	53,633	6,088,954
		26,654,943
Interactive media and services – 3.3%
Pinterest, Inc., Class A (A)(B)	512,304	13,944,915
Pinterest, Inc., Class B (A)	151,393	3,933,759
TripAdvisor, Inc. (A)	185,251	8,575,269
		26,453,943
Media – 0.0%
Ocean Outdoor, Ltd. (A)(C)	9,718	75,527
		53,184,413
Consumer discretionary – 16.9%
Diversified consumer services – 1.5%
Grand Canyon Education, Inc. (A)	99,620	11,657,532
Hotels, restaurants and leisure – 6.6%
Hilton Grand Vacations, Inc. (A)	199,879	6,360,150
Marriott Vacations Worldwide Corp.	106,102	10,228,233
Norwegian Cruise Line Holdings, Ltd. (A)	216,691	11,621,138
Planet Fitness, Inc., Class A (A)	158,965	11,515,425
Vail Resorts, Inc.	57,400	12,810,532
		52,535,478
Household durables – 1.0%
Lennar Corp., A Shares	165,446	8,017,513
Internet and direct marketing retail – 2.2%
Wayfair, Inc., Class A (A)	120,264	17,558,544
Specialty retail – 4.2%
Burlington Stores, Inc. (A)	95,099	16,181,095
Floor & Decor Holdings, Inc., Class A (A)	398,634	16,702,765
JAND, Inc., Class A (A)(D)(E)	28,798	472,575
		33,356,435
Textiles, apparel and luxury goods – 1.4%
Under Armour, Inc., Class A (A)	90,625	2,297,344
Under Armour, Inc., Class C (A)	387,242	8,596,772
		10,894,116
		134,019,618
Consumer staples – 4.7%
Beverages – 2.9%
Monster Beverage Corp. (A)	354,339	22,617,458
Food products – 1.8%
Lamb Weston Holdings, Inc.	229,292	14,527,941
		37,145,399
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
Diamondback Energy, Inc.	28,043	3,055,846
WPX Energy, Inc. (A)	449,725	5,176,335
		8,232,181
Financials – 0.0%
Diversified financial services – 0.0%
J2 Acquisition, Ltd. (A)(C)	24,340	216,195
Health care – 24.1%
Biotechnology – 9.1%
Bluebird Bio, Inc. (A)	12,564	1,598,141
CareDx, Inc. (A)	103,508	3,725,253
Exact Sciences Corp. (A)	292,339	34,507,695
Galapagos NV (A)	61,042	7,883,782
Galapagos NV, ADR (A)	8,312	1,071,666
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ionis Pharmaceuticals, Inc. (A)	145,206	$9,332,390
Sage Therapeutics, Inc. (A)	53,396	9,776,274
Seattle Genetics, Inc. (A)	66,369	4,593,398
		72,488,599
Health care equipment and supplies – 12.6%
Align Technology, Inc. (A)	84,255	23,060,594
DexCom, Inc. (A)	54,338	8,142,006
Haemonetics Corp. (A)	209,775	25,244,324
Insulet Corp. (A)	154,503	18,444,568
Penumbra, Inc. (A)(B)	111,346	17,815,360
Tandem Diabetes Care, Inc. (A)	115,882	7,476,707
		100,183,559
Health care technology – 1.3%
Veeva Systems, Inc., Class A (A)	64,496	10,455,447
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	101,264	7,561,383
Pharmaceuticals – 0.1%
Elanco Animal Health, Inc. (A)	13,507	456,537
		191,145,525
Industrials – 10.1%
Aerospace and defense – 2.4%
L3Harris Technologies, Inc.	101,779	19,249,462
Commercial services and supplies – 1.5%
The Brink's Company	147,764	11,995,482
Machinery – 1.4%
IDEX Corp.	64,316	11,071,356
Professional services – 2.5%
CoStar Group, Inc. (A)	35,456	19,644,751
Road and rail – 2.3%
Uber Technologies, Inc. (A)	420,446	18,435,895
		80,396,946
Information technology – 28.0%
Electronic equipment, instruments and components – 2.6%
Zebra Technologies Corp., Class A (A)	96,993	20,319,064
IT services – 3.3%
GoDaddy, Inc., Class A (A)	134,908	9,463,796
Square, Inc., Class A (A)	230,425	16,712,725
		26,176,521
Semiconductors and semiconductor equipment – 5.2%
Advanced Micro Devices, Inc. (A)	1,011,285	30,712,725
Marvell Technology Group, Ltd.	457,361	10,917,207
		41,629,932
Software – 16.9%
2U, Inc. (A)	162,765	6,126,475
Birst, Inc. (A)(E)	374,273	19,462
DraftKings, Inc. (A)(D)(E)	1,058,486	2,720,309
Fair Isaac Corp. (A)	41,800	13,126,036
Guidewire Software, Inc. (A)	237,000	24,027,060
Pivotal Software, Inc., Class A (A)(B)	585,924	6,187,357
ServiceNow, Inc. (A)	82,490	22,649,279
Splunk, Inc. (A)	196,760	24,742,570
Workday, Inc., Class A (A)	113,691	23,372,596
Zendesk, Inc. (A)	127,326	11,335,834
		134,306,978
		222,432,495
TOTAL COMMON STOCKS (Cost $564,577,651)		$726,772,772

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 3.8%
Communication services – 0.1%
Interactive media and services – 0.1%
Lookout, Inc., Series F (A)(D)(E)	211,003	$1,276,568
Consumer discretionary – 1.3%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(D)(E)	75,561	2,448,932
Internet and direct marketing retail – 0.9%
Coupang LLC (A)(D)(E)	1,177,710	6,713,889
One Kings Lane, Inc. (A)(E)	302,694	48,431
		6,762,320
Specialty retail – 0.1%
JAND, Inc., Series D (A)(D)(E)	64,307	1,055,278
		10,266,530
Information technology – 1.0%
Software – 1.0%
Essence Group Holdings Corp. (A)(D)(E)	1,663,188	5,455,257
MarkLogic Corp., Series F (A)(D)(E)	253,035	2,467,091
		7,922,348
Real estate – 1.4%
Real estate management and development – 1.4%
WeWork Companies, Inc., Series D1 (A)(D)(E)	92,333	5,851,142
WeWork Companies, Inc., Series D2 (A)(D)(E)	81,039	5,135,441
		10,986,583
TOTAL PREFERRED SECURITIES (Cost $18,418,951)		$30,452,029
WARRANTS – 0.0%
J2 Acquisition, Ltd. (Expiration Date: 10-10-20; Strike Price: $11.50) (A)	26,300	5,523
TOTAL WARRANTS (Cost $12,887)		$5,523
SECURITIES LENDING COLLATERAL – 3.4%
John Hancock Collateral Trust, 2.4614% (F)(G)	2,726,713	27,287,307
TOTAL SECURITIES LENDING COLLATERAL (Cost $27,286,754)		$27,287,307
SHORT-TERM INVESTMENTS – 4.3%
Repurchase agreement – 4.3%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-28-19 at 2.510% to be repurchased at $34,007,112 on 7-1-19, collateralized by $10,913,700 U.S. Treasury Bills, 0.000% due 1-2-20 to 4-23-20 (valued at $10,785,018, including interest), $15,657,000 U.S. Treasury Notes, 0.875% - 2.375% due 9-15-19 to 4-30-20 (valued at $15,679,794, including interest) and $8,238,651 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-22 (valued at $8,215,264, including interest)	$34,000,000	34,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,000,000)		$34,000,000
Total Investments (Mid Cap Stock Trust) (Cost $644,296,243) – 103.1%		$818,517,631
Other assets and liabilities, net – (3.1%)		(24,738,344)
TOTAL NET ASSETS – 100.0%		$793,779,287
Security Abbreviations and Legend
ADR	American Depositary Receipt
Mid Cap Stock Trust (continued)
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 6-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 94.5%
Communication services – 3.8%
Entertainment – 1.3%
Viacom, Inc., Class B	298,856	$8,926,829
Media – 2.5%
CBS Corp., Class B	52,481	2,618,802
DISH Network Corp., Class A (A)	58,500	2,246,985
Fox Corp., Class A	30,400	1,113,856
News Corp., Class A	720,445	9,718,803
Scholastic Corp.	44,492	1,478,914
		17,177,360
		26,104,189
Consumer discretionary – 3.6%
Diversified consumer services – 1.0%
Strategic Education, Inc.	37,363	6,650,614
Multiline retail – 0.4%
Nordstrom, Inc. (B)	79,500	2,532,870
Specialty retail – 1.4%
The Gap, Inc.	96,700	1,737,699
Tiffany & Company	81,188	7,602,444
		9,340,143
Textiles, apparel and luxury goods – 0.8%
Ralph Lauren Corp.	51,010	5,794,226
		24,317,853
Consumer staples – 10.3%
Beverages – 1.8%
Carlsberg A/S, Class B	88,856	11,790,939
Food and staples retailing – 1.2%
Sysco Corp.	48,108	3,402,198
The Kroger Company	226,730	4,922,308
		8,324,506
Food products – 5.9%
Archer-Daniels-Midland Company	158,603	6,471,002
Bunge, Ltd.	265,979	14,817,690
Campbell Soup Company (B)	127,132	5,094,179
Flowers Foods, Inc.	554,298	12,898,514
Kellogg Company	17,900	958,903
		40,240,288
Household products – 0.7%
Kimberly-Clark Corp.	36,826	4,908,169
Personal products – 0.7%
Edgewell Personal Care Company (A)	161,574	4,354,419
		69,618,321
Energy – 11.2%

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services – 1.1%
Frank's International NV (A)	391,670	$2,138,520
SEACOR Holdings, Inc. (A)	31,302	1,487,158
SEACOR Marine Holdings, Inc. (A)	98,958	1,480,412
Tidewater, Inc. (A)	108,300	2,542,884
		7,648,974
Oil, gas and consumable fuels – 10.1%
Anadarko Petroleum Corp.	26,489	1,869,064
Apache Corp.	114,181	3,307,824
ARC Resources, Ltd.	359,956	1,761,917
Cameco Corp.	557,997	5,987,308
Canadian Natural Resources, Ltd. (B)	264,107	7,122,966
EQT Corp.	817,432	12,923,600
Equitrans Midstream Corp.	315,654	6,221,540
Hess Corp.	149,346	9,493,925
Imperial Oil, Ltd.	403,991	11,178,431
Murphy Oil Corp.	148,398	3,658,011
NAC Kazatomprom JSC, GDR	155,215	2,221,212
Occidental Petroleum Corp.	50,700	2,549,196
		68,294,994
		75,943,968
Financials – 17.3%
Banks – 2.9%
Fifth Third Bancorp	424,978	11,856,886
Popular, Inc.	39,108	2,121,218
Westamerica Bancorporation (B)	98,603	6,074,931
		20,053,035
Capital markets – 5.1%
Franklin Resources, Inc.	247,807	8,623,684
Lazard, Ltd., Class A	223,721	7,693,765
Northern Trust Corp.	157,244	14,151,960
State Street Corp.	71,900	4,030,714
		34,500,123
Consumer finance – 1.8%
Ally Financial, Inc.	199,411	6,179,747
Synchrony Financial	172,438	5,978,425
		12,158,172
Diversified financial services – 1.0%
Groupe Bruxelles Lambert SA	15,547	1,527,511
Jefferies Financial Group, Inc.	26,388	507,441
Pargesa Holding SA, Bearer Shares	51,528	3,974,117
Voya Financial, Inc.	12,767	706,015
		6,715,084
Insurance – 5.8%
Brighthouse Financial, Inc. (A)	57,687	2,116,536
Brown & Brown, Inc.	206,243	6,909,141
CNA Financial Corp.	175,138	8,243,746
Kemper Corp.	65,590	5,659,761
Loews Corp.	206,299	11,278,366
Marsh & McLennan Companies, Inc.	50,815	5,068,796
		39,276,346
Thrifts and mortgage finance – 0.7%
Capitol Federal Financial, Inc.	336,657	4,635,767
		117,338,527
Health care – 15.1%
Biotechnology – 1.8%
Alkermes PLC (A)	219,236	4,941,579
Incyte Corp. (A)	47,193	4,009,517
Seattle Genetics, Inc. (A)	46,619	3,226,501
		12,177,597
Health care equipment and supplies – 6.0%
Alcon, Inc. (A)	48,147	2,973,060
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Baxter International, Inc.	98,330	$8,053,227
DENTSPLY SIRONA, Inc.	184,229	10,751,604
Hologic, Inc. (A)	233,416	11,208,636
Zimmer Biomet Holdings, Inc.	64,374	7,579,395
		40,565,922
Health care providers and services – 4.2%
Cardinal Health, Inc.	132,522	6,241,786
Covetrus, Inc. (A)	51,905	1,269,596
MEDNAX, Inc. (A)	24,963	629,816
Patterson Companies, Inc.	437,121	10,010,071
Select Medical Holdings Corp. (A)	653,096	10,364,634
		28,515,903
Pharmaceuticals – 3.1%
Amneal Pharmaceuticals, Inc. (A)	52,697	377,837
Elanco Animal Health, Inc. (A)	193,608	6,543,950
Perrigo Company PLC	231,764	11,036,602
Teva Pharmaceutical Industries, Ltd., ADR (A)	346,998	3,202,792
		21,161,181
		102,420,603
Industrials – 8.5%
Aerospace and defense – 2.4%
Cobham PLC (A)	1,920,830	2,599,779
Textron, Inc.	256,961	13,629,211
		16,228,990
Air freight and logistics – 1.7%
C.H. Robinson Worldwide, Inc.	89,883	7,581,631
Expeditors International of Washington, Inc.	56,176	4,261,511
		11,843,142
Commercial services and supplies – 0.5%
Cintas Corp.	15,347	3,641,690
Machinery – 2.6%
AGCO Corp.	53,619	4,159,226
PACCAR, Inc.	33,700	2,414,942
Wabtec Corp.	49,182	3,529,300
Xylem, Inc.	86,523	7,236,784
		17,340,252
Road and rail – 1.3%
J.B. Hunt Transport Services, Inc.	40,100	3,665,541
Kansas City Southern	40,014	4,874,505
		8,540,046
		57,594,120
Information technology – 3.6%
Electronic equipment, instruments and components – 1.0%
AVX Corp.	212,920	3,534,472
National Instruments Corp.	79,818	3,351,558
		6,886,030
IT services – 0.5%
Cognizant Technology Solutions Corp., Class A	46,300	2,934,957
Semiconductors and semiconductor equipment – 1.4%
Applied Materials, Inc.	208,894	9,381,430
Technology hardware, storage and peripherals – 0.7%
Western Digital Corp.	103,331	4,913,389
		24,115,806
Materials – 10.0%
Chemicals – 2.1%
CF Industries Holdings, Inc.	21,946	1,025,098
Corteva, Inc. (A)	127,400	3,767,218

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	22,219	$2,593,179
RPM International, Inc.	55,800	3,409,938
Westlake Chemical Corp.	50,300	3,493,838
		14,289,271
Construction materials – 1.3%
Summit Materials, Inc., Class A (A)	143,500	2,762,375
Vulcan Materials Company	43,781	6,011,569
		8,773,944
Metals and mining – 6.6%
Barrick Gold Corp.	696,887	10,989,908
Cia de Minas Buenaventura SAA, ADR	248,038	4,134,793
Franco-Nevada Corp.	117,379	9,962,717
Freeport-McMoRan, Inc.	265,600	3,083,616
Newmont Goldcorp Corp.	326,382	12,555,916
Nucor Corp.	76,407	4,210,026
		44,936,976
		68,000,191
Real estate – 6.6%
Equity real estate investment trusts – 6.0%
Equity Commonwealth	234,643	7,630,590
Equity Residential	92,378	7,013,338
Rayonier, Inc.	356,106	10,790,012
Regency Centers Corp.	54,175	3,615,640
Weyerhaeuser Company	424,922	11,192,445
		40,242,025
Real estate management and development – 0.6%
Realogy Holdings Corp. (B)	265,836	1,924,653
The St. Joe Company (A)	136,659	2,361,468
		4,286,121
		44,528,146
Utilities – 4.5%
Electric utilities – 3.7%
Entergy Corp.	35,371	3,640,737
FirstEnergy Corp.	287,041	12,288,225
PG&E Corp. (A)	402,653	9,228,807
		25,157,769
Independent power and renewable electricity producers – 0.7%
Vistra Energy Corp.	209,791	4,749,668
Multi-utilities – 0.1%
Dominion Energy, Inc.	8,456	653,818
		30,561,255
TOTAL COMMON STOCKS (Cost $596,158,045)		$640,542,979
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	18,222	1,771,178
TOTAL PREFERRED SECURITIES (Cost $2,064,626)		$1,771,178
SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust, 2.4614% (C)(D)	594,632	5,950,716
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,950,975)		$5,950,716
SHORT-TERM INVESTMENTS – 5.1%
Money market funds – 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	2,000,000	2,000,000
Mid Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Government Reserve Fund, 2.4372% (C)	32,459,829	$32,459,829
		34,459,829
TOTAL SHORT-TERM INVESTMENTS (Cost $34,459,829)		$34,459,829
Total Investments (Mid Value Trust) (Cost $638,633,475) – 100.8%		$682,724,702
Other assets and liabilities, net – (0.8%)		(5,223,478)
TOTAL NET ASSETS – 100.0%		$677,501,224
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mutual Shares Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 91.7%
Communication services – 11.7%
Diversified telecommunication services – 0.7%
Koninklijke KPN NV	335,100	$1,029,024
Entertainment – 2.9%
The Walt Disney Company	32,056	4,476,300
Media – 6.9%
Charter Communications, Inc., Class A (A)	10,314	4,075,887
Clear Channel Outdoor Holdings, Inc. (A)	90,628	427,764
Comcast Corp., Class A	61,072	2,582,124
Discovery, Inc., Series C (A)	55,300	1,573,285
DISH Network Corp., Class A (A)	33,142	1,272,984
iHeartMedia, Inc., Class A (A)	41,767	628,593
iHeartMedia, Inc., Class B (A)	704	10,595
		10,571,232
Wireless telecommunication services – 1.2%
T-Mobile US, Inc. (A)	24,086	1,785,736
		17,862,292
Consumer discretionary – 5.1%
Auto components – 0.1%
The Goodyear Tire & Rubber Company	13,641	208,707
Automobiles – 1.3%
General Motors Company	52,896	2,038,083
Household durables – 2.6%
Lennar Corp., A Shares	28,100	1,361,726
Newell Brands, Inc.	116,016	1,788,967
Toll Brothers, Inc.	22,400	820,288
		3,970,981
Textiles, apparel and luxury goods – 1.1%
PVH Corp.	17,400	1,646,736
		7,864,507
Consumer staples – 7.1%
Food and staples retailing – 2.3%
The Kroger Company	85,631	1,859,049
Walgreens Boots Alliance, Inc.	28,930	1,581,603
		3,440,652

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products – 1.6%
Archer-Daniels-Midland Company	19,038	$776,750
The Kraft Heinz Company	52,300	1,623,392
		2,400,142
Household products – 0.5%
Energizer Holdings, Inc.	21,313	823,534
Tobacco – 2.7%
Altria Group, Inc.	27,572	1,305,534
British American Tobacco PLC	51,908	1,812,414
British American Tobacco PLC, ADR	17,408	607,017
Imperial Brands PLC	19,494	457,430
		4,182,395
		10,846,723
Energy – 11.2%
Energy equipment and services – 1.3%
Baker Hughes, a GE Company	68,487	1,686,835
McDermott International, Inc. (A)	29,389	283,898
		1,970,733
Oil, gas and consumable fuels – 9.9%
Anadarko Petroleum Corp.	37,070	2,615,659
BP PLC	164,687	1,147,335
Kinder Morgan, Inc.	137,600	2,873,088
Marathon Oil Corp.	126,877	1,802,922
Occidental Petroleum Corp.	13,800	693,864
Plains GP Holdings LP, Class A (A)	44,201	1,103,699
Royal Dutch Shell PLC, A Shares	31,946	1,042,640
Royal Dutch Shell PLC, A Shares (London Stock Exchange)	57,102	1,859,425
The Williams Companies, Inc.	73,384	2,057,687
		15,196,319
		17,167,052
Financials – 23.0%
Banks – 11.8%
Barclays PLC	426,990	812,156
Cadence BanCorp	20,900	434,720
CIT Group, Inc.	32,008	1,681,700
Citigroup, Inc.	42,560	2,980,477
Citizens Financial Group, Inc.	80,735	2,854,790
Independent Bank Group, Inc.	5,773	317,284
JPMorgan Chase & Co.	33,812	3,780,182
Synovus Financial Corp.	63,831	2,234,085
Wells Fargo & Company	61,693	2,919,313
		18,014,707
Consumer finance – 1.6%
Ally Financial, Inc.	10,946	339,217
Capital One Financial Corp.	23,262	2,110,794
		2,450,011
Diversified financial services – 1.3%
Voya Financial, Inc.	36,330	2,009,049
Insurance – 8.3%
Alleghany Corp. (A)	4,369	2,975,770
American International Group, Inc.	67,565	3,599,863
Brighthouse Financial, Inc. (A)	8,169	299,721
Chubb, Ltd.	12,592	1,854,676
MetLife, Inc.	33,439	1,660,915
The Hartford Financial Services Group, Inc.	43,259	2,410,391
		12,801,336
		35,275,103
Health care – 12.8%
Biotechnology – 0.6%
Celgene Corp. (A)	9,773	903,416
Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies – 3.9%
Medtronic PLC	61,076	$5,948,192
Health care providers and services – 1.2%
CVS Health Corp.	34,948	1,904,317
Pharmaceuticals – 7.1%
Eli Lilly & Company	18,230	2,019,702
GlaxoSmithKline PLC	136,034	2,726,778
Merck & Company, Inc.	24,735	2,074,030
Novartis AG, ADR	44,463	4,059,917
		10,880,427
		19,636,352
Industrials – 7.4%
Aerospace and defense – 1.8%
BAE Systems PLC	212,441	1,335,166
Huntington Ingalls Industries, Inc.	6,490	1,458,563
		2,793,729
Building products – 1.5%
Johnson Controls International PLC	55,200	2,280,312
Construction and engineering – 0.6%
Fluor Corp.	28,447	958,379
Electrical equipment – 1.7%
Sensata Technologies Holding PLC (A)	51,497	2,523,350
Industrial conglomerates – 1.1%
General Electric Company	160,158	1,681,659
Machinery – 0.7%
CNH Industrial NV	110,402	1,134,186
		11,371,615
Information technology – 9.5%
Communications equipment – 1.1%
Cisco Systems, Inc.	31,287	1,712,338
Electronic equipment, instruments and components – 0.5%
Corning, Inc.	23,209	771,235
IT services – 1.6%
Cognizant Technology Solutions Corp., Class A	39,426	2,499,214
Software – 2.7%
Red Hat, Inc. (A)	8,600	1,614,736
Symantec Corp.	112,937	2,457,509
		4,072,245
Technology hardware, storage and peripherals – 3.6%
Hewlett Packard Enterprise Company	86,693	1,296,060
Samsung Electronics Company, Ltd.	63,416	2,582,320
Western Digital Corp.	32,400	1,540,620
		5,419,000
		14,474,032
Materials – 1.6%
Containers and packaging – 1.6%
International Paper Company	44,080	1,909,546
Westrock Company	12,086	440,776
		2,350,322
Metals and mining – 0.0%
Warrior Met Coal, Inc.	789	20,609
		2,370,931
Real estate – 1.6%
Equity real estate investment trusts – 1.6%
Alexander's, Inc.	2,757	1,020,917
Vornado Realty Trust	23,418	1,501,094
		2,522,011
Utilities – 0.7%

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers – 0.7%
Vistra Energy Corp.	45,613	$1,032,678
TOTAL COMMON STOCKS (Cost $127,084,917)		$140,423,296
CORPORATE BONDS - 2.6%
Communication services - 1.0%
Frontier Communications Corp.
8.000%, 04/01/2027 (B)	$267,000	277,680
10.500%, 09/15/2022	905,000	613,138
11.000%, 09/15/2025	1,015,000	629,300
iHeartCommunications, Inc. 9.000%, 12/15/2019 (C)(D)	3,977,000	398
		1,520,516
Energy - 0.2%
McDermott Technology Americas, Inc. 10.625%, 05/01/2024 (B)	405,000	378,545
Information technology - 1.1%
Banff Merger Sub, Inc. 9.750%, 09/01/2026 (B)	762,000	661,035
Veritas US, Inc.
7.500%, 02/01/2023 (B)	200,000	187,000
10.500%, 02/01/2024 (B)	983,000	842,923
		1,690,958
Utilities - 0.3%
Pacific Gas & Electric Company
3.750%, 08/15/2042 (C)	44,000	39,820
3.950%, 12/01/2047 (C)	100,000	89,875
4.000%, 12/01/2046 (C)	242,000	219,615
4.450%, 04/15/2042 (C)	49,000	46,918
		396,228
TOTAL CORPORATE BONDS (Cost $4,555,396)		$3,986,247
TERM LOANS (E) – 0.7%
Communication services – 0.7%
iHeartCommunications, Inc., Exit Term Loan 6.579%, 05/01/2026	1,050,811	1,051,799
TOTAL TERM LOANS (Cost $1,403,401)		$1,051,799
Mutual Shares Trust (continued)
	Shares or Principal Amount	Value
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (A)(D)	$7,466,240	$11,199
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$11,199
SHORT-TERM INVESTMENTS – 4.6%
U.S. Government – 2.3%
U.S. Treasury Bill
2.436%, 08/15/2019 *	1,500,000	1,496,123
2.458%, 07/05/2019 *	2,000,000	1,999,376
		3,495,499
U.S. Government Agency – 2.3%
Federal Home Loan Bank Discount Note 2.100%, 07/01/2019 *	3,500,000	3,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,994,737)		$6,995,499
Total Investments (Mutual Shares Trust) (Cost $140,041,767) – 99.6%		$152,468,040
Other assets and liabilities, net – 0.4%		634,661
TOTAL NET ASSETS – 100.0%		$153,102,701
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,602,391	EUR	2,280,379	BOA	7/15/2019	$6,546	—
USD	3,831,512	GBP	3,004,627	HSBC	7/16/2019	13,075	—
USD	2,447,635	KRW	2,885,428,000	HSBC	7/19/2019	—	($45,970)
						$19,621	($45,970)
Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
HSBC	HSBC Bank PLC
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Information technology – 1.0%
IT services – 1.0%
IT consulting and other services – 1.0%
InterXion Holding NV (A)	46,505	$3,538,565
Real estate – 98.1%
Equity real estate investment trusts – 98.1%
Diversified REITs – 7.3%
Essential Properties Realty Trust, Inc.	208,102	4,170,364
Liberty Property Trust	60,648	3,034,826
STORE Capital Corp.	307,844	10,217,342
VEREIT, Inc.	920,000	8,289,200
		25,711,732
Health care REITs – 11.8%
HCP, Inc.	366,916	11,733,974
Medical Properties Trust, Inc.	422,230	7,363,691
Physicians Realty Trust	252,958	4,411,588
Welltower, Inc.	218,722	17,832,405
		41,341,658
Hotel and resort REITs – 4.2%
Host Hotels & Resorts, Inc.	76,502	1,393,866
MGM Growth Properties LLC, Class A	178,602	5,474,151
Ryman Hospitality Properties, Inc.	97,596	7,914,060
		14,782,077
Industrial REITs – 12.1%
Americold Realty Trust	262,315	8,504,252
Prologis, Inc.	243,944	19,539,914
Rexford Industrial Realty, Inc.	209,538	8,459,049
STAG Industrial, Inc.	195,164	5,901,759
		42,404,974
Office REITs – 10.3%
Alexandria Real Estate Equities, Inc.	80,510	11,359,156
Douglas Emmett, Inc.	166,289	6,624,954
JBG SMITH Properties	181,334	7,133,680
Kilroy Realty Corp.	81,682	6,028,948
Paramount Group, Inc.	369,354	5,174,650
		36,321,388
Residential REITs – 21.8%
American Campus Communities, Inc.	172,436	7,959,646
American Homes 4 Rent, Class A	223,817	5,440,991
Apartment Investment & Management Company, A Shares	170,792	8,560,095
Equity LifeStyle Properties, Inc.	100,877	12,240,415
Equity Residential	195,658	14,854,355
Essex Property Trust, Inc.	28,894	8,435,025
Invitation Homes, Inc.	247,589	6,618,054
Mid-America Apartment Communities, Inc.	104,277	12,279,660
		76,388,241
Retail REITs – 10.6%
Agree Realty Corp.	90,180	5,776,029
Brixmor Property Group, Inc.	315,150	5,634,882
Kimco Realty Corp.	442,311	8,173,907
Regency Centers Corp.	121,158	8,086,085
Simon Property Group, Inc.	58,789	9,392,131
		37,063,034
Specialized REITs – 20.0%
CoreSite Realty Corp.	55,503	6,392,281
Crown Castle International Corp.	52,634	6,860,842
CubeSmart	354,078	11,840,368
CyrusOne, Inc.	68,253	3,939,563
Equinix, Inc.	40,803	20,576,546
Extra Space Storage, Inc.	138,784	14,724,982
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

VICI Properties, Inc.	265,140	$5,843,686
		70,178,268
		344,191,372
TOTAL COMMON STOCKS (Cost $317,579,789)		$347,729,937
SHORT-TERM INVESTMENTS – 0.0%
Money market funds – 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (B)	16,069	16,069
TOTAL SHORT-TERM INVESTMENTS (Cost $16,069)		$16,069
Total Investments (Real Estate Securities Trust) (Cost $317,595,858) – 99.1%		$347,746,006
Other assets and liabilities, net – 0.9%		3,020,891
TOTAL NET ASSETS – 100.0%		$350,766,897
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 91.8%
Communication services – 19.0%
Entertainment – 1.2%
Electronic Arts, Inc. (A)	46,810	$4,739,981
Netflix, Inc. (A)	10,090	3,706,259
Take-Two Interactive Software, Inc. (A)	11,455	1,300,486
Tencent Music Entertainment Group, ADR (A)	2	30
Zynga, Inc., Class A (A)	178,670	1,095,247
		10,842,003
Interactive media and services – 17.5%
58.com, Inc., ADR (A)	114,265	7,103,855
Alphabet, Inc., Class A (A)	6,777	7,338,136
Alphabet, Inc., Class C (A)	36,564	39,522,393
Facebook, Inc., Class A (A)	377,974	72,948,976
Mail.Ru Group, Ltd., GDR (A)	396,715	10,094,078
NAVER Corp.	110,303	10,901,338
Tencent Holdings, Ltd.	5,115	231,399
Yandex NV, Class A (A)	27,080	1,029,040
		149,169,215
Media – 0.3%
News Corp., Class A	172,372	2,325,298
		162,336,516
Consumer discretionary – 15.7%
Automobiles – 1.4%
Tesla, Inc. (A)(B)	54,063	12,080,918
Diversified consumer services – 0.4%
GSX Techedu, Inc., ADR (A)(B)	261,376	2,820,247
Internet and direct marketing retail – 13.9%
Alibaba Group Holding, Ltd., ADR (A)	61,226	10,374,746
Amazon.com, Inc. (A)	17,498	33,134,738
Booking Holdings, Inc. (A)	10,703	20,065,021
Ctrip.com International, Ltd., ADR (A)	746,153	27,540,507
GrubHub, Inc. (A)(B)	4,745	370,063
Naspers, Ltd., N Shares	47,316	11,452,841

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Zalando SE (A)(C)	351,678	$15,571,124
		118,509,040
		133,410,205
Health care – 1.0%
Health care equipment and supplies – 0.8%
Intuitive Surgical, Inc. (A)	13,275	6,963,401
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	11,335	1,837,517
		8,800,918
Industrials – 0.8%
Electrical equipment – 0.4%
Bloom Energy Corp., Class A (A)(B)	267,634	3,283,869
Industrial conglomerates – 0.4%
Roper Technologies, Inc.	9,900	3,625,974
		6,909,843
Information technology – 54.9%
Communications equipment – 0.7%
Arista Networks, Inc. (A)	14,687	3,813,039
Cisco Systems, Inc.	24,785	1,356,483
Telefonaktiebolaget LM Ericsson, ADR	39,835	378,433
Viavi Solutions, Inc. (A)	29,355	390,128
		5,938,083
Electronic equipment, instruments and components – 0.2%
CDW Corp.	1,535	170,385
Cognex Corp.	1,145	54,937
Coherent, Inc. (A)	6,977	951,453
IPG Photonics Corp. (A)	2,360	364,030
		1,540,805
IT services – 11.6%
Akamai Technologies, Inc. (A)	64,560	5,173,838
Capgemini SE	9,280	1,153,811
DXC Technology Company	82,315	4,539,672
Fidelity National Information Services, Inc.	14,155	1,736,535
First Data Corp., Class A (A)	76,765	2,078,029
Fiserv, Inc. (A)	8,625	786,255
Global Payments, Inc.	11,750	1,881,528
Mastercard, Inc., Class A	52,225	13,815,079
MongoDB, Inc. (A)(B)	63,870	9,713,988
Okta, Inc. (A)	128,875	15,917,351
PayPal Holdings, Inc. (A)	79,395	9,087,552
Square, Inc., Class A (A)	46,015	3,337,468
Total System Services, Inc.	18,540	2,378,126
Twilio, Inc., Class A (A)	126,345	17,227,141
Visa, Inc., Class A	45,395	7,878,302
Worldpay, Inc., Class A (A)	21,015	2,575,388
		99,280,063
Semiconductors and semiconductor equipment – 15.6%
Advanced Micro Devices, Inc. (A)	218,535	6,636,908
Analog Devices, Inc.	30,980	3,496,713
Applied Materials, Inc.	197,150	8,854,007
ASML Holding NV	37,027	7,704,942
Broadcom, Inc.	25,430	7,320,280
Cree, Inc. (A)	144,675	8,127,842
Cypress Semiconductor Corp.	219,445	4,880,457
Infineon Technologies AG	23,646	420,182
KLA-Tencor Corp.	30,380	3,590,916
Lam Research Corp.	35,842	6,732,561
Marvell Technology Group, Ltd.	214,717	5,125,295
Maxim Integrated Products, Inc.	135,280	8,092,450
Microchip Technology, Inc. (B)	54,930	4,762,431
Micron Technology, Inc. (A)	470,563	18,159,026
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NVIDIA Corp.	100,008	$16,424,314
NXP Semiconductors NV	37,096	3,620,941
ON Semiconductor Corp. (A)	238,195	4,813,921
QUALCOMM, Inc.	135,075	10,275,155
Teradyne, Inc.	36,205	1,734,582
Texas Instruments, Inc.	7,110	815,944
Xilinx, Inc.	10,805	1,274,126
		132,862,993
Software – 22.3%
Alteryx, Inc., Class A (A)	84,205	9,188,450
Aspen Technology, Inc. (A)	3,960	492,149
Atlassian Corp. PLC, Class A (A)	53,690	7,024,800
Autodesk, Inc. (A)	5,600	912,240
AVEVA Group PLC	39,550	2,029,546
Coupa Software, Inc. (A)	3,360	425,410
Crowdstrike Holdings, Inc., Class A (A)	7,393	504,868
CyberArk Software, Ltd. (A)	16,765	2,143,238
Elastic NV (A)	46,337	3,459,520
ForeScout Technologies, Inc. (A)	36,040	1,220,314
Fortinet, Inc. (A)	9,380	720,665
Guidewire Software, Inc. (A)	3,865	391,834
HubSpot, Inc. (A)	8,425	1,436,631
Intuit, Inc.	13,510	3,530,568
Microsoft Corp.	400,652	53,671,342
New Relic, Inc. (A)	4,150	359,017
Nutanix, Inc., Class A (A)	85,700	2,223,058
Palo Alto Networks, Inc. (A)	11,635	2,370,748
Paycom Software, Inc. (A)	85,015	19,274,601
Proofpoint, Inc. (A)	41,890	5,037,273
Rapid7, Inc. (A)	45,195	2,614,079
RealPage, Inc. (A)	11,890	699,727
RingCentral, Inc., Class A (A)	70,980	8,157,022
salesforce.com, Inc. (A)	61,949	9,399,522
ServiceNow, Inc. (A)	43,778	12,020,125
Smartsheet, Inc., Class A (A)	19,340	936,056
Sophos Group PLC (C)	158,400	795,166
Splunk, Inc. (A)	4,175	525,006
Symantec Corp.	607,011	13,208,559
Synopsys, Inc. (A)	58,789	7,565,556
Temenos AG (A)	8,985	1,608,799
Tenable Holdings, Inc. (A)	30,430	868,472
Workday, Inc., Class A (A)	38,400	7,894,272
Zendesk, Inc. (A)	13,745	1,223,717
Zoom Video Communications, Inc., Class A (A)	1,731	153,695
Zscaler, Inc. (A)	81,945	6,280,265
		190,366,310
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	22,515	4,456,169
NetApp, Inc.	90,210	5,565,957
Pure Storage, Inc., Class A (A)	467,467	7,138,221
Samsung Electronics Company, Ltd.	527,639	21,485,630
		38,645,977
		468,634,231
Materials – 0.4%
Chemicals – 0.4%
Dow, Inc.	25,556	1,260,166
DuPont de Nemours, Inc. (A)	25,433	1,909,255
		3,169,421
TOTAL COMMON STOCKS (Cost $674,096,432)		$783,261,134

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS – 1.9%
Altaba, Inc. (A)	237,365	$16,466,010
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,771,966)		$16,466,010
PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.1%
Internet and direct marketing retail – 0.1%
Airbnb, Inc., Series E (A)(D)(E)	8,624	942,689
Information technology – 0.1%
Software – 0.1%
DiDi Chuxing, Inc. (A)(D)(E)	9,513	456,529
TOTAL PREFERRED SECURITIES (Cost $1,063,751)		$1,399,218
SECURITIES LENDING COLLATERAL – 3.5%
John Hancock Collateral Trust, 2.4614% (F)(G)	3,015,801	30,180,329
TOTAL SECURITIES LENDING COLLATERAL (Cost $30,179,988)		$30,180,329
SHORT-TERM INVESTMENTS – 6.3%
Money market funds – 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (F)	500,049	500,049
T. Rowe Price Government Reserve Fund, 2.4372% (F)	28,825,053	28,825,053
		29,325,102
Repurchase agreement – 2.9%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $24,336,636 on 7-1-19, collateralized by $24,610,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $24,823,836, including interest)	$24,334,000	24,334,000
TOTAL SHORT-TERM INVESTMENTS (Cost $53,659,102)		$53,659,102
Total Investments (Science & Technology Trust) (Cost $771,771,239) – 103.7%		$884,965,793
Other assets and liabilities, net – (3.7%)		(31,871,331)
TOTAL NET ASSETS – 100.0%		$853,094,462
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 6-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 2.5%
Diversified telecommunication services – 0.6%
ATN International, Inc.	3,135	$180,984
Bandwidth, Inc., Class A (A)	4,584	343,892
Cincinnati Bell, Inc. (A)	15,451	76,482
Cogent Communications Holdings, Inc.	11,762	698,192
Consolidated Communications Holdings, Inc.	21,504	106,015
Frontier Communications Corp. (A)(B)	30,216	52,878
IDT Corp., Class B (A)	5,329	50,466
Intelsat SA (A)	19,235	374,121
Iridium Communications, Inc. (A)	28,203	656,002
Ooma, Inc. (A)	6,271	65,720
ORBCOMM, Inc. (A)	22,451	162,770
Pareteum Corp. (A)	31,363	81,857
pdvWireless, Inc. (A)	2,721	127,887
Vonage Holdings Corp. (A)	64,177	727,125
		3,704,391
Entertainment – 0.2%
AMC Entertainment Holdings, Inc., Class A (B)	15,039	140,314
Glu Mobile, Inc. (A)	33,033	237,177
IMAX Corp. (A)	14,903	301,041
Liberty Media Corp.-Liberty Braves, Class A (A)	3,389	94,214
Liberty Media Corp.-Liberty Braves, Class C (A)	9,941	278,050
Reading International, Inc., Class A (A)	5,151	66,860
Rosetta Stone, Inc. (A)	5,951	136,159
The Marcus Corp.	6,471	213,284
		1,467,099
Interactive media and services – 0.5%
Care.com, Inc. (A)	6,465	70,986
CarGurus, Inc. (A)	21,218	766,182
Cars.com, Inc. (A)	18,994	374,562
DHI Group, Inc. (A)	15,892	56,734
Eventbrite, Inc., Class A (A)	10,573	171,283
Liberty TripAdvisor Holdings, Inc., Class A (A)	20,980	260,152
QuinStreet, Inc. (A)	13,074	207,223
The Meet Group, Inc. (A)	21,732	75,627
TrueCar, Inc. (A)	30,177	164,766
Yelp, Inc. (A)	21,492	734,597
		2,882,112
Media – 1.0%
Boston Omaha Corp., Class A (A)	3,119	72,205
Cardlytics, Inc. (A)	4,051	105,245
Central European Media Enterprises, Ltd., Class A (A)	26,991	117,681
Clear Channel Outdoor Holdings, Inc. (A)	12,932	61,039
comScore, Inc. (A)	14,981	77,302
Cumulus Media, Inc., Class A (A)	4,333	80,377
Daily Journal Corp. (A)(B)	341	81,158
Emerald Expositions Events, Inc.	7,694	85,788
Entercom Communications Corp., Class A	35,886	208,139
Entravision Communications Corp., Class A	18,741	58,472
Fluent, Inc. (A)	12,982	69,843
Gannett Company, Inc.	30,508	248,945
Gray Television, Inc. (A)	25,980	425,812
Hemisphere Media Group, Inc. (A)	5,665	73,192
Liberty Latin America, Ltd., Class A (A)	14,532	250,386
Liberty Latin America, Ltd., Class C (A)	30,915	531,429
Loral Space & Communications, Inc. (A)	3,784	130,586
Marchex, Inc., Class B (A)	11,950	56,165

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
MDC Partners, Inc., Class A (A)	19,571	$49,319
Media General, Inc. (A)(C)	29,399	2,822
Meredith Corp.	11,301	622,233
MSG Networks, Inc., Class A (A)	16,692	346,192
National CineMedia, Inc.	18,937	124,227
New Media Investment Group, Inc.	18,023	170,137
Scholastic Corp.	8,335	277,055
TechTarget, Inc. (A)	6,770	143,863
TEGNA, Inc.	61,566	932,725
The EW Scripps Company, Class A	15,929	243,554
Tribune Publishing Company	5,949	47,414
WideOpenWest, Inc. (A)	7,397	53,702
		5,747,007
Wireless telecommunication services – 0.2%
Boingo Wireless, Inc. (A)	12,603	226,476
Gogo, Inc. (A)(B)	16,920	67,342
Shenandoah Telecommunications Company	13,659	526,145
Spok Holdings, Inc.	6,140	92,346
		912,309
		14,712,918
Consumer discretionary – 10.7%
Auto components – 1.1%
Adient PLC	24,981	606,289
American Axle & Manufacturing Holdings, Inc. (A)	31,816	405,972
Cooper Tire & Rubber Company	14,018	442,268
Cooper-Standard Holdings, Inc. (A)	4,970	227,725
Dana, Inc.	40,911	815,765
Dorman Products, Inc. (A)	7,608	662,961
Fox Factory Holding Corp. (A)	10,724	884,837
Gentherm, Inc. (A)	9,517	398,096
LCI Industries	6,881	619,290
Modine Manufacturing Company (A)	14,264	204,118
Motorcar Parts of America, Inc. (A)	5,690	121,823
Standard Motor Products, Inc.	5,870	266,146
Stoneridge, Inc. (A)	7,861	248,015
Tenneco, Inc., Class A	14,832	164,487
Tower International, Inc.	6,003	117,059
Visteon Corp. (A)	8,045	471,276
		6,656,127
Automobiles – 0.0%
Winnebago Industries, Inc.	8,877	343,096
Distributors – 0.1%
Core-Mark Holding Company, Inc.	12,947	514,255
Funko, Inc., Class A (A)	4,940	119,647
Weyco Group, Inc.	1,943	51,898
		685,800
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	16,057	723,368
American Public Education, Inc. (A)	4,845	143,315
Career Education Corp. (A)	19,673	375,164
Carriage Services, Inc.	5,219	99,213
Chegg, Inc. (A)	33,002	1,273,547
Collectors Universe, Inc.	2,747	58,621
Houghton Mifflin Harcourt Company (A)	30,602	176,268
K12, Inc. (A)	10,884	330,982
Laureate Education, Inc., Class A (A)	26,913	422,803
OneSpaWorld Holdings, Ltd. (A)	13,107	203,159
Regis Corp. (A)	8,204	136,186
Select Interior Concepts, Inc., Class A (A)	6,850	79,803
Sotheby's (A)	9,027	524,740
Strategic Education, Inc.	6,059	1,078,502
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Weight Watchers International, Inc. (A)	13,427	$256,456
		5,882,127
Hotels, restaurants and leisure – 2.7%
BBX Capital Corp.	20,718	101,725
BJ's Restaurants, Inc.	5,977	262,629
Bloomin' Brands, Inc.	26,089	493,343
Boyd Gaming Corp.	22,894	616,764
Brinker International, Inc.	10,587	416,598
Carrols Restaurant Group, Inc. (A)	10,665	96,305
Century Casinos, Inc. (A)	9,470	91,859
Churchill Downs, Inc.	9,959	1,145,982
Chuy's Holdings, Inc. (A)	5,035	115,402
Cracker Barrel Old Country Store, Inc. (B)	5,421	925,527
Dave & Buster's Entertainment, Inc.	10,323	417,772
Del Frisco's Restaurant Group, Inc. (A)	10,578	84,201
Del Taco Restaurants, Inc. (A)	8,836	113,278
Denny's Corp. (A)	17,011	349,236
Dine Brands Global, Inc.	4,719	450,523
Drive Shack, Inc. (A)	19,214	90,114
El Pollo Loco Holdings, Inc. (A)	6,698	71,401
Eldorado Resorts, Inc. (A)(B)	18,748	863,720
Everi Holdings, Inc. (A)	19,431	231,812
Fiesta Restaurant Group, Inc. (A)	6,917	90,889
Golden Entertainment, Inc. (A)	5,578	78,092
International Speedway Corp., Class A	6,666	299,237
J Alexander's Holdings, Inc. (A)	4,569	51,310
Jack in the Box, Inc.	7,277	592,275
Lindblad Expeditions Holdings, Inc. (A)	6,885	123,586
Marriott Vacations Worldwide Corp.	12,509	1,205,868
Monarch Casino & Resort, Inc. (A)	3,414	145,914
Nathan's Famous, Inc.	968	75,620
Noodles & Company (A)	9,082	71,566
Papa John's International, Inc.	6,308	282,094
Penn National Gaming, Inc. (A)	31,745	611,409
PlayAGS, Inc. (A)	7,832	152,332
RCI Hospitality Holdings, Inc.	3,032	53,090
Red Lion Hotels Corp. (A)	8,909	63,343
Red Robin Gourmet Burgers, Inc. (A)	3,910	119,529
Red Rock Resorts, Inc., Class A	20,068	431,061
Ruth's Hospitality Group, Inc.	8,299	188,470
Scientific Games Corp. (A)	16,099	319,082
SeaWorld Entertainment, Inc. (A)	14,314	443,734
Shake Shack, Inc., Class A (A)	8,020	579,044
Speedway Motorsports, Inc.	3,473	64,424
Target Hospitality Corp. (A)	9,739	88,625
Texas Roadhouse, Inc.	19,337	1,037,817
The Cheesecake Factory, Inc.	11,897	520,137
The Habit Restaurants, Inc., Class A (A)	6,681	70,084
Twin River Worldwide Holdings, Inc. (A)	5,958	177,251
Wingstop, Inc.	8,343	790,499
		15,664,573
Household durables – 1.6%
Bassett Furniture Industries, Inc.	3,626	55,297
Beazer Homes USA, Inc. (A)	8,980	86,298
Cavco Industries, Inc. (A)	2,474	389,754
Century Communities, Inc. (A)	7,317	194,486
Ethan Allen Interiors, Inc.	7,030	148,052
Flexsteel Industries, Inc.	2,840	48,450
GoPro, Inc., Class A (A)(B)	34,743	189,697
Green Brick Partners, Inc. (A)	7,854	65,267
Hamilton Beach Brands Holding Company, Class B	1,197	22,803
Helen of Troy, Ltd. (A)	7,150	933,719
Hooker Furniture Corp.	3,952	81,490
Installed Building Products, Inc. (A)	6,502	385,048

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
iRobot Corp. (A)(B)	7,799	$714,700
KB Home	23,806	612,528
La-Z-Boy, Inc.	12,717	389,903
LGI Homes, Inc. (A)	5,636	402,579
M/I Homes, Inc. (A)	7,321	208,941
MDC Holdings, Inc.	13,812	452,757
Meritage Homes Corp. (A)	10,151	521,152
Skyline Champion Corp. (A)	14,469	396,161
Sonos, Inc. (A)(B)	20,285	230,032
Taylor Morrison Home Corp., Class A (A)	30,257	634,187
The Lovesac Company (A)	1,891	58,753
TopBuild Corp. (A)	9,618	795,986
TRI Pointe Group, Inc. (A)	40,021	479,051
Tupperware Brands Corp.	14,081	267,961
Universal Electronics, Inc. (A)	4,011	164,531
William Lyon Homes, Class A (A)	9,033	164,672
ZAGG, Inc. (A)	8,786	61,151
		9,155,406
Internet and direct marketing retail – 0.6%
1-800-Flowers.com, Inc., Class A (A)	7,054	133,180
Duluth Holdings, Inc., Class B (A)(B)	3,389	46,057
Groupon, Inc. (A)	129,363	463,120
Liberty Expedia Holdings, Inc., Series A (A)	15,553	743,278
Liquidity Services, Inc. (A)	9,103	55,437
Overstock.com, Inc. (A)(B)	8,169	111,098
PetMed Express, Inc. (B)	6,002	94,051
Quotient Technology, Inc. (A)	22,776	244,614
Shutterfly, Inc. (A)	9,814	496,098
Shutterstock, Inc.	5,512	216,015
Stamps.com, Inc. (A)	4,779	216,345
Stitch Fix, Inc., Class A (A)	11,983	383,336
The Rubicon Project, Inc. (A)	14,491	92,163
Waitr Holdings, Inc. (A)	15,613	98,206
		3,392,998
Leisure products – 0.3%
Acushnet Holdings Corp.	10,053	263,992
American Outdoor Brands Corp. (A)	15,863	142,926
Callaway Golf Company	26,591	456,302
Clarus Corp.	7,458	107,694
Johnson Outdoors, Inc., Class A	1,481	110,438
Malibu Boats, Inc., Class A (A)	6,028	234,188
MasterCraft Boat Holdings, Inc. (A)	5,626	110,213
Sturm Ruger & Company, Inc.	4,737	258,072
Vista Outdoor, Inc. (A)	17,264	153,304
YETI Holdings, Inc. (A)(B)	8,849	256,179
		2,093,308
Multiline retail – 0.1%
Big Lots, Inc.	11,370	325,296
Dillard's, Inc., Class A (B)	3,067	191,013
J.C. Penney Company, Inc. (A)(B)	96,271	109,749
		626,058
Specialty retail – 2.3%
Aaron's, Inc.	19,054	1,170,106
Abercrombie & Fitch Company, Class A	19,093	306,252
American Eagle Outfitters, Inc.	45,985	777,147
America's Car-Mart, Inc. (A)	1,789	153,997
Asbury Automotive Group, Inc. (A)	5,431	458,051
At Home Group, Inc. (A)	13,889	92,501
Barnes & Noble, Inc.	17,147	114,713
Bed Bath & Beyond, Inc. (B)	35,858	416,670
Boot Barn Holdings, Inc. (A)	8,040	286,546
Caleres, Inc.	11,796	234,976
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Camping World Holdings, Inc., Class A (B)	9,792	$121,617
Chico's FAS, Inc.	33,789	113,869
Citi Trends, Inc.	3,751	54,840
Conn's, Inc. (A)	5,796	103,285
Designer Brands, Inc., Class A	18,593	356,428
Express, Inc. (A)	20,062	54,769
GameStop Corp., Class A (B)	29,422	160,938
Genesco, Inc. (A)	5,077	214,706
Group 1 Automotive, Inc.	5,006	409,941
Guess?, Inc.	16,406	264,957
Haverty Furniture Companies, Inc.	5,481	93,341
Hibbett Sports, Inc. (A)	5,460	99,372
Hudson, Ltd., Class A (A)	11,641	160,529
Lithia Motors, Inc., Class A	6,267	744,394
Lumber Liquidators Holdings, Inc. (A)(B)	8,685	100,312
MarineMax, Inc. (A)	6,576	108,109
Monro, Inc.	9,262	790,049
Murphy USA, Inc. (A)	8,589	721,734
National Vision Holdings, Inc. (A)	19,656	604,029
Office Depot, Inc.	155,543	320,419
Party City Holdco, Inc. (A)(B)	15,139	110,969
Rent-A-Center, Inc. (A)	13,777	366,882
RH (A)	5,197	600,773
Sally Beauty Holdings, Inc. (A)	34,130	455,294
Shoe Carnival, Inc. (B)	2,941	81,172
Signet Jewelers, Ltd.	14,889	266,215
Sleep Number Corp. (A)	8,483	342,628
Sonic Automotive, Inc., Class A	7,043	164,454
Sportsman's Warehouse Holdings, Inc. (A)	13,365	50,520
Tailored Brands, Inc. (B)	15,325	88,425
The Buckle, Inc. (B)	8,554	148,070
The Cato Corp., Class A	7,019	86,474
The Children's Place, Inc. (B)	4,388	418,527
The Michaels Companies, Inc. (A)	24,610	214,107
Tile Shop Holdings, Inc.	12,191	48,764
Tilly's, Inc., Class A	6,799	51,876
Winmark Corp.	655	113,413
Zumiez, Inc. (A)	5,871	153,233
		13,370,393
Textiles, apparel and luxury goods – 0.9%
Crocs, Inc. (A)	18,434	364,072
Culp, Inc.	3,773	71,687
Deckers Outdoor Corp. (A)	8,286	1,458,087
Delta Apparel, Inc. (A)	2,095	48,562
Fossil Group, Inc. (A)	13,651	156,987
G-III Apparel Group, Ltd. (A)	12,969	381,548
Kontoor Brands, Inc. (A)	12,545	351,511
Movado Group, Inc.	4,666	125,982
Oxford Industries, Inc.	4,750	360,050
Rocky Brands, Inc.	2,275	62,062
Steven Madden, Ltd.	24,256	823,491
Unifi, Inc. (A)	4,478	81,365
Vera Bradley, Inc. (A)	6,329	75,948
Wolverine World Wide, Inc.	24,858	684,589
		5,045,941
		62,915,827
Consumer staples – 2.7%
Beverages – 0.3%
Coca-Cola Consolidated, Inc.	1,341	401,294
Craft Brew Alliance, Inc. (A)	3,945	55,191
MGP Ingredients, Inc. (B)	3,691	244,750
National Beverage Corp. (B)	3,437	153,393
New Age Beverages Corp. (A)	21,233	98,946

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Primo Water Corp. (A)	10,506	$129,224
The Boston Beer Company, Inc., Class A (A)	2,352	888,492
		1,971,290
Food and staples retailing – 0.6%
BJ's Wholesale Club Holdings, Inc. (A)	32,238	851,083
HF Foods Group, Inc. (A)	2,387	83,091
Ingles Markets, Inc., Class A	4,285	133,392
Performance Food Group Company (A)	29,185	1,168,276
PriceSmart, Inc.	6,522	333,405
Rite Aid Corp. (A)(B)	15,923	127,543
SpartanNash Company	10,638	124,145
The Andersons, Inc.	9,072	247,121
The Chefs' Warehouse, Inc. (A)	6,940	243,386
United Natural Foods, Inc. (A)	15,196	136,308
Village Super Market, Inc., Class A	2,756	73,062
Weis Markets, Inc.	2,853	103,878
		3,624,690
Food products – 1.1%
Alico, Inc.	1,548	46,966
B&G Foods, Inc. (B)	18,470	384,176
Calavo Growers, Inc.	4,638	448,680
Cal-Maine Foods, Inc.	9,013	376,022
Darling Ingredients, Inc. (A)	46,691	928,684
Farmer Brothers Company (A)	3,646	59,685
Fresh Del Monte Produce, Inc.	8,859	238,750
Freshpet, Inc. (A)	8,922	406,040
Hostess Brands, Inc. (A)	28,352	409,403
J&J Snack Foods Corp.	4,274	687,900
John B. Sanfilippo & Son, Inc.	2,493	198,667
Lancaster Colony Corp.	5,349	794,861
Landec Corp. (A)	8,048	75,410
Limoneira Company	4,915	98,005
Sanderson Farms, Inc.	5,638	769,925
Seneca Foods Corp., Class A (A)	2,334	64,955
The Simply Good Foods Company (A)	20,269	488,078
Tootsie Roll Industries, Inc. (B)	4,555	168,216
		6,644,423
Household products – 0.2%
Central Garden & Pet Company (A)	3,693	99,526
Central Garden & Pet Company, Class A (A)	11,369	280,132
WD-40 Company	3,926	624,391
		1,004,049
Personal products – 0.3%
Edgewell Personal Care Company (A)	15,460	416,647
elf Beauty, Inc. (A)	7,825	110,333
Inter Parfums, Inc.	5,097	338,900
Lifevantage Corp. (A)	4,666	60,565
Medifast, Inc.	3,240	415,692
USANA Health Sciences, Inc. (A)	3,886	308,665
		1,650,802
Tobacco – 0.2%
22nd Century Group, Inc. (A)(B)	36,514	76,314
Turning Point Brands, Inc.	2,467	120,834
Universal Corp.	7,039	427,760
Vector Group, Ltd.	31,023	302,474
		927,382
		15,822,636
Energy – 4.0%
Energy equipment and services – 1.4%
Archrock, Inc.	37,067	392,910
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
C&J Energy Services, Inc. (A)	19,154	$225,634
Cactus, Inc., Class A (A)	13,400	443,808
Diamond Offshore Drilling, Inc. (A)(B)	18,948	168,069
DMC Global, Inc.	4,124	261,255
Dril-Quip, Inc. (A)	10,306	494,688
Era Group, Inc. (A)	6,578	54,861
Exterran Corp. (A)	9,423	133,995
Forum Energy Technologies, Inc. (A)	24,986	85,452
Frank's International NV (A)	31,304	170,920
FTS International, Inc. (A)	10,518	58,690
Geospace Technologies Corp. (A)	4,183	63,205
Helix Energy Solutions Group, Inc. (A)	40,877	352,769
Keane Group, Inc. (A)	15,900	106,848
KLX Energy Services Holdings, Inc. (A)	6,181	126,278
Liberty Oilfield Services, Inc., Class A (B)	13,034	210,890
Matrix Service Company (A)	7,848	159,000
McDermott International, Inc. (A)(B)	52,126	503,537
Nabors Industries, Ltd.	101,741	295,049
National Energy Services Reunited Corp. (A)	7,024	61,109
Natural Gas Services Group, Inc. (A)	4,215	69,548
Newpark Resources, Inc. (A)	25,763	191,161
Nine Energy Service, Inc. (A)	4,762	82,525
Noble Corp. PLC (A)	73,534	137,509
Oceaneering International, Inc. (A)	28,329	577,628
Oil States International, Inc. (A)	17,269	316,023
Pacific Drilling SA (A)	8,933	112,556
Parker Drilling Company (A)	3,003	60,901
ProPetro Holding Corp. (A)	22,702	469,931
RigNet, Inc. (A)	4,670	47,074
RPC, Inc.	16,972	122,368
SEACOR Holdings, Inc. (A)	5,018	238,405
SEACOR Marine Holdings, Inc. (A)	5,109	76,431
Seadrill, Ltd. (A)	17,977	74,784
Select Energy Services, Inc., Class A (A)	17,048	197,927
Solaris Oilfield Infrastructure, Inc., Class A	8,916	133,562
Superior Energy Services, Inc. (A)	49,496	64,345
TETRA Technologies, Inc. (A)	40,257	65,619
Tidewater, Inc. (A)	11,072	259,971
U.S. Silica Holdings, Inc. (B)	21,276	272,120
		7,939,355
Oil, gas and consumable fuels – 2.6%
Abraxas Petroleum Corp. (A)	55,231	56,888
Altus Midstream Company, Class A (A)	15,849	58,958
Arch Coal, Inc., Class A	4,724	445,048
Ardmore Shipping Corp. (A)	10,928	89,063
Berry Petroleum Corp.	18,585	197,001
Bonanza Creek Energy, Inc. (A)	5,661	118,202
Brigham Minerals, Inc., Class A (A)	4,871	104,532
California Resources Corp. (A)	13,997	275,461
Callon Petroleum Company (A)	65,964	434,703
Carrizo Oil & Gas, Inc. (A)	25,775	258,266
Chaparral Energy, Inc., Class A (A)	10,054	47,354
Clean Energy Fuels Corp. (A)	39,257	104,816
CNX Resources Corp. (A)	55,839	408,183
CONSOL Energy, Inc. (A)	7,896	210,113
Contura Energy, Inc. (A)	5,408	280,675
CVR Energy, Inc.	8,411	420,466
Delek US Holdings, Inc.	21,817	884,025
Denbury Resources, Inc. (A)	134,489	166,766
DHT Holdings, Inc.	25,044	148,010
Diamond S Shipping, Inc. (A)	6,580	84,027
Dorian LPG, Ltd. (A)	8,754	78,961
Energy Fuels, Inc. (A)(B)	28,591	89,490
Evolution Petroleum Corp.	10,050	71,858

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Extraction Oil & Gas, Inc. (A)	29,856	$129,276
Falcon Minerals Corp.	11,956	100,430
GasLog, Ltd.	11,708	168,595
Golar LNG, Ltd.	27,059	500,050
Green Plains, Inc.	11,597	125,016
Gulfport Energy Corp. (A)	46,632	228,963
HighPoint Resources Corp. (A)	35,528	64,661
International Seaways, Inc. (A)	7,465	141,835
Jagged Peak Energy, Inc. (A)	19,589	162,001
Laredo Petroleum, Inc. (A)	52,779	153,059
Magnolia Oil & Gas Corp., Class A (A)	29,345	339,815
Matador Resources Company (A)	31,934	634,848
NACCO Industries, Inc., Class A	1,179	61,237
Nordic American Tankers, Ltd. (B)	42,028	98,346
Northern Oil and Gas, Inc. (A)	81,628	157,542
Oasis Petroleum, Inc. (A)	91,775	521,282
Panhandle Oil and Gas, Inc., Class A	4,788	62,436
Par Pacific Holdings, Inc. (A)	9,869	202,512
PDC Energy, Inc. (A)	19,072	687,736
Peabody Energy Corp.	20,177	486,266
Penn Virginia Corp. (A)	4,005	122,873
QEP Resources, Inc. (A)	69,058	499,289
Renewable Energy Group, Inc. (A)	10,616	168,370
REX American Resources Corp. (A)	1,644	119,848
Ring Energy, Inc. (A)	19,844	64,493
SandRidge Energy, Inc. (A)	10,359	71,684
Scorpio Tankers, Inc.	12,398	365,989
SemGroup Corp., Class A	23,038	276,456
Ship Finance International, Ltd. (B)	22,857	285,941
SM Energy Company	32,324	404,696
Southwestern Energy Company (A)	155,643	491,832
SRC Energy, Inc. (A)	69,542	344,928
Talos Energy, Inc. (A)	6,010	144,541
Teekay Corp. (B)	21,924	75,419
Teekay Tankers, Ltd., Class A (A)	60,500	77,440
Tellurian, Inc. (A)(B)	27,587	216,558
Unit Corp. (A)	15,831	140,738
Uranium Energy Corp. (A)	57,071	78,187
W&T Offshore, Inc. (A)	27,931	138,538
Whiting Petroleum Corp. (A)	26,164	488,744
World Fuel Services Corp.	18,905	679,824
		15,315,160
		23,254,515
Financials – 17.3%
Banks – 9.5%
1st Constitution Bancorp	2,729	50,405
1st Source Corp.	3,922	181,981
ACNB Corp.	1,847	73,086
Allegiance Bancshares, Inc. (A)	5,794	193,172
Amalgamated Bank, Class A	4,411	76,972
Amerant Bancorp, Inc. (A)	5,841	115,126
American National Bankshares, Inc.	2,537	98,309
Ameris Bancorp	13,493	528,791
Ames National Corp.	3,065	83,062
Arrow Financial Corp.	3,547	123,187
Atlantic Capital Bancshares, Inc. (A)	7,755	132,766
Atlantic Union Bankshares Corp.	23,153	817,995
Banc of California, Inc.	13,059	182,434
BancFirst Corp.	5,330	296,668
BancorpSouth Bank	26,926	781,931
Bank First Corp.	1,861	128,335
Bank of Commerce Holdings	5,961	63,723
Bank of Marin Bancorp	3,880	159,158
BankFinancial Corp.	6,602	92,362
Bankwell Financial Group, Inc.	2,230	64,001
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banner Corp.	9,781	$529,641
Bar Harbor Bankshares	4,368	116,145
Baycom Corp. (A)	3,332	72,971
BCB Bancorp, Inc.	4,328	59,943
Berkshire Hills Bancorp, Inc.	13,048	409,577
Boston Private Financial Holdings, Inc.	24,071	290,537
Bridge Bancorp, Inc.	4,820	141,997
Brookline Bancorp, Inc.	22,886	351,987
Bryn Mawr Bank Corp.	5,828	217,501
Business First Bancshares, Inc.	3,271	83,247
Byline Bancorp, Inc. (A)	6,969	133,247
C&F Financial Corp.	1,090	59,525
Cadence BanCorp	35,574	739,939
Cambridge Bancorp	869	70,824
Camden National Corp.	4,530	207,791
Capital City Bank Group, Inc.	3,496	86,876
Capstar Financial Holdings, Inc.	5,777	87,522
Carolina Financial Corp.	5,926	207,943
Carter Bank & Trust (A)	6,880	135,880
Cathay General Bancorp	21,396	768,330
CBTX, Inc.	5,442	153,138
CenterState Bank Corp.	35,775	823,898
Central Pacific Financial Corp.	7,758	232,430
Central Valley Community Bancorp	3,572	76,691
Century Bancorp, Inc., Class A	952	83,681
Chemical Financial Corp.	20,309	834,903
Chemung Financial Corp.	1,161	56,123
Citizens & Northern Corp.	3,629	95,552
City Holding Company	4,412	336,459
Civista Bancshares, Inc.	4,249	95,390
CNB Financial Corp.	4,260	120,302
Codorus Valley Bancorp, Inc.	2,837	65,251
Colony Bankcorp, Inc.	3,589	60,834
Columbia Banking System, Inc.	20,848	754,281
Community Bank System, Inc.	14,209	935,521
Community Bankers Trust Corp.	7,783	65,922
Community Trust Bancorp, Inc.	4,335	183,327
ConnectOne Bancorp, Inc.	9,664	218,986
Customers Bancorp, Inc. (A)	8,328	174,888
CVB Financial Corp.	37,653	791,843
DNB Financial Corp.	1,366	60,746
Eagle Bancorp, Inc.	9,527	515,697
Enterprise Financial Services Corp.	6,980	290,368
Equity Bancshares, Inc., Class A (A)	4,701	125,329
Esquire Financial Holdings, Inc. (A)	2,236	56,235
Evans Bancorp, Inc.	1,653	62,368
Farmers & Merchants Bancorp, Inc. (B)	2,419	70,441
Farmers National Banc Corp.	7,459	110,617
FB Financial Corp.	4,772	174,655
Fidelity D&D Bancorp, Inc. (B)	908	61,018
Fidelity Southern Corp.	6,537	202,451
Financial Institutions, Inc.	4,598	134,032
First Bancorp (NC)	8,286	301,776
First Bancorp (PR)	60,965	673,054
First Bancorp, Inc.	3,161	84,873
First Bank	5,475	64,277
First Busey Corp.	14,512	383,262
First Business Financial Services, Inc.	2,956	69,466
First Choice Bancorp	2,876	65,400
First Commonwealth Financial Corp.	27,313	367,906
First Community Bankshares, Inc.	4,416	149,084
First Financial Bancorp	27,769	672,565
First Financial Bankshares, Inc.	36,713	1,130,393
First Financial Corp.	3,734	149,957
First Financial Northwest, Inc.	3,140	44,431

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Foundation, Inc.	11,899	$159,923
First Internet Bancorp	3,638	78,363
First Interstate BancSystem, Inc., Class A	10,586	419,311
First Merchants Corp.	14,177	537,308
First Mid Bancshares, Inc.	3,733	130,356
First Midwest Bancorp, Inc.	30,183	617,846
Flushing Financial Corp.	7,854	174,359
FNCB Bancorp, Inc.	6,334	49,025
Franklin Financial Network, Inc.	4,015	111,858
Franklin Financial Services Corp.	1,892	72,123
Fulton Financial Corp.	46,189	756,114
FVCBankcorp, Inc. (A)	4,940	95,935
German American Bancorp, Inc.	6,843	206,111
Glacier Bancorp, Inc.	23,886	968,577
Great Southern Bancorp, Inc.	3,170	189,725
Great Western Bancorp, Inc.	16,127	576,056
Guaranty Bancshares, Inc.	2,960	92,204
Hancock Whitney Corp.	24,202	969,532
Hanmi Financial Corp.	8,948	199,272
HarborOne Bancorp, Inc. (A)	4,680	87,656
Heartland Financial USA, Inc.	9,416	421,178
Heritage Commerce Corp.	12,777	156,518
Heritage Financial Corp.	10,366	306,212
Hilltop Holdings, Inc.	20,502	436,078
Home BancShares, Inc.	43,960	846,670
HomeTrust Bancshares, Inc.	5,168	129,924
Hope Bancorp, Inc.	34,549	476,085
Horizon Bancorp, Inc.	10,420	170,263
Howard Bancorp, Inc. (A)	4,310	65,383
IBERIABANK Corp.	15,152	1,149,279
Independent Bank Corp. (MA)	9,425	717,714
Independent Bank Corp. (MI)	6,852	149,305
Independent Bank Group, Inc.	10,380	570,485
International Bancshares Corp.	15,777	594,951
Investar Holding Corp.	3,867	92,228
Investors Bancorp, Inc.	64,479	718,941
Lakeland Bancorp, Inc.	14,218	229,621
Lakeland Financial Corp.	6,881	322,237
LCNB Corp.	4,888	92,872
LegacyTexas Financial Group, Inc.	13,819	562,571
Live Oak Bancshares, Inc.	7,770	133,256
Macatawa Bank Corp.	7,778	79,802
MainStreet Bancshares, Inc. (A)	3,080	70,193
MBT Financial Corp.	7,622	76,372
Mercantile Bank Corp.	4,582	149,282
Metropolitan Bank Holding Corp. (A)	2,327	102,388
Mid Penn Bancorp, Inc.	3,078	76,796
Midland States Bancorp, Inc.	6,554	175,123
MidSouth Bancorp, Inc.	6,320	74,892
MidWestOne Financial Group, Inc.	3,942	110,218
MVB Financial Corp.	2,831	48,014
National Bank Holdings Corp., Class A	8,277	300,455
National Bankshares, Inc.	2,153	83,816
NBT Bancorp, Inc.	11,796	442,468
Nicolet Bankshares, Inc. (A)	2,458	152,543
Northeast Bank	2,537	69,970
Northrim BanCorp, Inc.	2,275	81,127
Norwood Financial Corp.	1,939	67,497
OFG Bancorp	14,299	339,887
Ohio Valley Banc Corp.	1,430	55,155
Old Line Bancshares, Inc.	5,026	133,742
Old National Bancorp	48,743	808,646
Old Second Bancorp, Inc.	8,196	104,663
Opus Bank	6,466	136,497
Origin Bancorp, Inc.	5,545	182,985
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Orrstown Financial Services, Inc.	4,259	$93,655
Pacific Premier Bancorp, Inc.	17,559	542,222
Park National Corp.	3,766	374,303
Parke Bancorp, Inc.	3,465	82,987
PCB Bancorp	3,839	65,417
Peapack Gladstone Financial Corp.	5,776	162,421
Penns Woods Bancorp, Inc.	1,512	68,418
Peoples Bancorp of North Carolina, Inc.	1,973	59,289
Peoples Bancorp, Inc.	5,084	164,010
Peoples Financial Services Corp.	2,003	90,115
People's Utah Bancorp	4,427	130,154
Preferred Bank	4,126	194,954
Premier Financial Bancorp, Inc.	3,954	59,310
QCR Holdings, Inc.	4,571	159,391
RBB Bancorp	4,372	84,554
Renasant Corp.	16,259	584,348
Republic Bancorp, Inc., Class A	2,750	136,813
Republic First Bancorp, Inc. (A)	15,570	76,449
S&T Bancorp, Inc.	9,243	346,428
Sandy Spring Bancorp, Inc.	9,727	339,278
SB One Bancorp	3,605	80,572
Seacoast Banking Corp. of Florida (A)	14,359	365,293
Select Bancorp, Inc. (A)	5,471	62,588
ServisFirst Bancshares, Inc.	13,671	468,368
Shore Bancshares, Inc.	4,878	79,707
Sierra Bancorp	4,253	115,341
Simmons First National Corp., Class A	25,848	601,224
SmartFinancial, Inc. (A)	3,860	83,723
South State Corp.	9,941	732,353
Southern First Bancshares, Inc. (A)	2,637	103,265
Southern National Bancorp of Virginia, Inc.	7,094	108,609
Southside Bancshares, Inc.	8,952	289,866
Stock Yards Bancorp, Inc.	5,853	211,586
Summit Financial Group, Inc.	3,318	89,088
The Bancorp, Inc. (A)	15,240	135,941
The Bank of NT Butterfield & Son, Ltd.	15,496	526,244
The Bank of Princeton	2,087	62,610
The First Bancshares, Inc.	3,585	108,769
The First of Long Island Corp.	7,084	142,247
Tompkins Financial Corp.	4,056	330,970
Towne Bank	18,082	493,277
TriCo Bancshares	6,950	262,710
TriState Capital Holdings, Inc. (A)	7,310	155,995
Triumph Bancorp, Inc. (A)	7,158	207,940
Trustmark Corp.	18,094	601,626
UMB Financial Corp.	12,516	823,803
United Bankshares, Inc.	27,372	1,015,227
United Community Banks, Inc.	22,341	638,059
Univest Financial Corp.	8,395	220,453
Valley National Bancorp	91,821	989,830
Veritex Holdings, Inc.	14,920	387,174
Washington Trust Bancorp, Inc.	4,166	217,382
WesBanco, Inc.	15,045	579,985
West Bancorporation, Inc.	4,715	100,052
Westamerica Bancorporation	7,423	457,331
		55,614,388
Capital markets – 1.4%
Ares Management Corp., Class A	18,348	480,167
Artisan Partners Asset Management, Inc., Class A	14,373	395,545
B. Riley Financial, Inc.	6,218	129,707
Blucora, Inc. (A)	13,822	419,774
BrightSphere Investment Group PLC	20,437	233,186
Cohen & Steers, Inc.	6,488	333,743

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Cowen, Inc., Class A (A)	8,401	$144,413
Diamond Hill Investment Group, Inc.	970	137,468
Donnelley Financial Solutions, Inc. (A)	9,056	120,807
Federated Investors, Inc., Class B	27,276	886,470
Focus Financial Partners, Inc., Class A (A)	8,800	240,328
Greenhill & Company, Inc.	5,050	68,630
Hamilton Lane, Inc., Class A	6,221	354,970
Houlihan Lokey, Inc.	9,529	424,326
INTL. FCStone, Inc. (A)	4,663	184,608
Ladenburg Thalmann Financial Services, Inc.	29,628	101,624
Moelis & Company, Class A	13,571	474,306
Och-Ziff Capital Management Group, Inc., Class A	5,038	115,672
Oppenheimer Holdings, Inc., Class A	3,092	84,164
Piper Jaffray Companies	3,904	289,950
PJT Partners, Inc., Class A	6,672	270,349
Pzena Investment Management, Inc., Class A	5,417	46,532
Safeguard Scientifics, Inc. (A)	6,969	84,116
Stifel Financial Corp.	19,508	1,152,142
Virtus Investment Partners, Inc.	1,939	208,249
Waddell & Reed Financial, Inc., Class A	20,946	349,170
Westwood Holdings Group, Inc.	2,704	95,181
WisdomTree Investments, Inc.	38,912	240,087
		8,065,684
Consumer finance – 0.7%
Curo Group Holdings Corp. (A)	5,433	60,035
Encore Capital Group, Inc. (A)	8,842	299,479
Enova International, Inc. (A)	9,539	219,874
EZCORP, Inc., Class A (A)	15,227	144,200
FirstCash, Inc.	12,038	1,204,041
Green Dot Corp., Class A (A)	14,138	691,348
LendingClub Corp. (A)	94,669	310,514
Medallion Financial Corp. (A)	7,097	47,834
Nelnet, Inc., Class A	5,005	296,396
PRA Group, Inc. (A)	12,986	365,426
Regional Management Corp. (A)	2,988	78,794
World Acceptance Corp. (A)	1,895	310,988
		4,028,929
Diversified financial services – 0.2%
Banco Latinoamericano de Comercio Exterior SA	8,887	185,116
Cannae Holdings, Inc. (A)	19,339	560,444
FGL Holdings	42,401	356,168
First Eagle Private Credit LLC (A)(C)	8,978	2,331
Marlin Business Services Corp.	2,657	66,239
On Deck Capital, Inc. (A)	20,120	83,498
		1,253,796
Insurance – 2.2%
Ambac Financial Group, Inc. (A)	13,130	221,241
American Equity Investment Life Holding Company	25,764	699,750
AMERISAFE, Inc.	5,409	344,932
Argo Group International Holdings, Ltd.	9,233	683,704
Citizens, Inc. (A)(B)	13,973	102,003
CNO Financial Group, Inc.	45,891	765,462
eHealth, Inc. (A)	6,384	549,662
EMC Insurance Group, Inc.	2,827	101,857
Employers Holdings, Inc.	8,770	370,708
Enstar Group, Ltd. (A)	3,247	565,887
FBL Financial Group, Inc., Class A	2,970	189,486
FedNat Holding Company	4,096	58,450
Genworth Financial, Inc., Class A (A)	144,354	535,553
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Global Indemnity, Ltd.	2,475	$76,626
Goosehead Insurance, Inc., Class A	3,225	154,155
Greenlight Capital Re, Ltd., Class A (A)	9,842	83,559
Hallmark Financial Services, Inc. (A)	4,912	69,898
HCI Group, Inc.	2,103	85,108
Health Insurance Innovations, Inc., Class A (A)(B)	2,900	75,168
Heritage Insurance Holdings, Inc.	7,974	122,879
Horace Mann Educators Corp.	11,877	478,524
Investors Title Company	446	74,482
James River Group Holdings, Ltd.	8,298	389,176
Kinsale Capital Group, Inc.	5,626	514,666
MBIA, Inc. (A)	24,124	224,594
National General Holdings Corp.	19,383	444,646
National Western Life Group, Inc., Class A	678	174,246
Palomar Holdings, Inc. (A)	1,811	43,536
ProAssurance Corp.	15,084	544,683
Protective Insurance Corp., Class B	3,455	60,013
RLI Corp.	11,278	966,637
Safety Insurance Group, Inc.	4,122	392,126
Selective Insurance Group, Inc.	16,546	1,239,130
State Auto Financial Corp.	5,026	175,910
Stewart Information Services Corp.	6,644	269,016
Third Point Reinsurance, Ltd. (A)	21,441	221,271
Tiptree, Inc.	8,697	54,791
Trupanion, Inc. (A)(B)	8,354	301,830
United Fire Group, Inc.	6,004	290,954
United Insurance Holdings Corp.	6,596	94,059
Universal Insurance Holdings, Inc.	8,864	247,306
Watford Holdings, Ltd. (A)	5,979	136,889
		13,194,573
Mortgage real estate investment trusts – 1.2%
AG Mortgage Investment Trust, Inc.	9,595	152,561
Anworth Mortgage Asset Corp.	32,028	121,386
Apollo Commercial Real Estate Finance, Inc.	41,731	767,433
Ares Commercial Real Estate Corp.	8,365	124,304
Arlington Asset Investment Corp., Class A	11,594	79,767
ARMOUR Residential REIT, Inc.	16,373	305,193
Blackstone Mortgage Trust, Inc., Class A	32,764	1,165,743
Capstead Mortgage Corp.	24,166	201,786
Cherry Hill Mortgage Investment Corp.	5,384	86,144
Colony Credit Real Estate, Inc.	23,539	364,855
Dynex Capital, Inc.	7,536	126,222
Ellington Financial, Inc.	7,781	139,825
Exantas Capital Corp.	9,890	111,856
Granite Point Mortgage Trust, Inc.	14,612	280,404
Great Ajax Corp.	6,183	86,562
Invesco Mortgage Capital, Inc.	36,138	582,545
KKR Real Estate Finance Trust, Inc.	6,348	126,452
Ladder Capital Corp.	29,159	484,331
New York Mortgage Trust, Inc.	58,805	364,591
Orchid Island Capital, Inc.	15,914	101,213
PennyMac Mortgage Investment Trust	20,760	453,191
Ready Capital Corp.	9,107	135,694
Redwood Trust, Inc.	26,361	435,747
TPG RE Finance Trust, Inc.	12,910	249,034
Western Asset Mortgage Capital Corp.	13,614	135,868
		7,182,707
Thrifts and mortgage finance – 2.1%
Axos Financial, Inc. (A)	16,462	448,590
Bridgewater Bancshares, Inc. (A)	8,441	97,409
Capitol Federal Financial, Inc.	35,782	492,718
Columbia Financial, Inc. (A)	15,072	227,587
Dime Community Bancshares, Inc.	9,769	185,513

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Entegra Financial Corp. (A)	2,426	$73,071
ESSA Bancorp, Inc.	3,655	55,739
Essent Group, Ltd. (A)	27,068	1,271,925
Federal Agricultural Mortgage Corp., Class C	2,606	189,352
First Defiance Financial Corp.	5,843	166,935
Flagstar Bancorp, Inc.	7,985	264,623
FS Bancorp, Inc.	1,597	82,836
Hingham Institution for Savings	471	93,263
Home Bancorp, Inc.	2,486	95,661
HomeStreet, Inc. (A)	7,357	218,061
Kearny Financial Corp.	24,139	320,807
Luther Burbank Corp.	6,664	72,571
Merchants Bancorp	2,786	47,446
Meridian Bancorp, Inc.	14,284	255,541
Meta Financial Group, Inc.	10,636	298,340
MMA Capital Holdings, Inc. (A)	1,771	59,275
Mr. Cooper Group, Inc. (A)	21,817	174,754
NMI Holdings, Inc., Class A (A)	18,711	531,205
Northfield Bancorp, Inc.	13,745	214,559
Northwest Bancshares, Inc.	28,056	494,066
OceanFirst Financial Corp.	14,641	363,829
Ocwen Financial Corp. (A)	42,019	86,979
OP Bancorp	5,074	55,002
Oritani Financial Corp.	12,054	213,838
PCSB Financial Corp.	4,981	100,865
PDL Community Bancorp (A)	3,574	51,072
PennyMac Financial Services, Inc.	7,115	157,811
Provident Bancorp, Inc. (A)	1,668	46,687
Provident Financial Services, Inc.	17,316	419,913
Radian Group, Inc.	59,189	1,352,469
Riverview Bancorp, Inc.	9,386	80,156
Southern Missouri Bancorp, Inc.	2,365	82,373
Sterling Bancorp, Inc.	5,785	57,676
Territorial Bancorp, Inc.	2,461	76,045
Timberland Bancorp, Inc.	2,152	64,302
TrustCo Bank Corp.	29,634	234,701
United Community Financial Corp.	13,633	130,468
United Financial Bancorp, Inc.	15,510	219,932
Walker & Dunlop, Inc.	7,877	419,135
Washington Federal, Inc.	22,489	785,541
Waterstone Financial, Inc.	7,765	132,471
Western New England Bancorp, Inc.	8,517	79,549
WSFS Financial Corp.	14,974	618,426
		12,261,087
		101,601,164
Health care – 16.8%
Biotechnology – 7.7%
Abeona Therapeutics, Inc. (A)	10,648	50,897
ACADIA Pharmaceuticals, Inc. (A)	30,183	806,792
Acceleron Pharma, Inc. (A)	12,963	532,520
Achillion Pharmaceuticals, Inc. (A)	41,182	110,368
Acorda Therapeutics, Inc. (A)	13,647	104,672
Adverum Biotechnologies, Inc. (A)	15,589	185,353
Aeglea BioTherapeutics, Inc. (A)	9,046	61,965
Affimed NV (A)	19,245	55,233
Agenus, Inc. (A)(B)	32,563	97,689
Aimmune Therapeutics, Inc. (A)	13,022	271,118
Akcea Therapeutics, Inc. (A)(B)	3,799	89,087
Akebia Therapeutics, Inc. (A)	34,756	168,219
Albireo Pharma, Inc. (A)	3,269	105,393
Alder Biopharmaceuticals, Inc. (A)	21,215	249,701
Aldeyra Therapeutics, Inc. (A)	7,739	46,434
Alector, Inc. (A)	3,154	59,926
Allakos, Inc. (A)	5,079	220,073
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Allogene Therapeutics, Inc. (A)(B)	11,248	$302,009
AMAG Pharmaceuticals, Inc. (A)	10,289	102,787
Amicus Therapeutics, Inc. (A)	66,373	828,335
AnaptysBio, Inc. (A)	7,091	400,074
Anavex Life Sciences Corp. (A)	14,333	48,302
Anika Therapeutics, Inc. (A)	3,960	160,855
Apellis Pharmaceuticals, Inc. (A)	13,981	354,279
Arcus Biosciences, Inc. (A)	10,263	81,591
Arena Pharmaceuticals, Inc. (A)	14,282	837,354
ArQule, Inc. (A)	29,342	323,055
Array BioPharma, Inc. (A)	63,497	2,941,808
Arrowhead Pharmaceuticals, Inc. (A)	26,682	707,073
Assembly Biosciences, Inc. (A)	7,012	94,592
Atara Biotherapeutics, Inc. (A)	12,888	259,178
Athenex, Inc. (A)(B)	17,179	340,144
Athersys, Inc. (A)(B)	43,142	72,479
Audentes Therapeutics, Inc. (A)	12,670	479,686
Avid Bioservices, Inc. (A)	17,806	99,714
Avrobio, Inc. (A)	4,822	78,406
Beyondspring, Inc. (A)	3,438	81,481
BioCryst Pharmaceuticals, Inc. (A)	33,419	126,658
Biohaven Pharmaceutical Holding Company, Ltd. (A)	9,555	418,413
BioSpecifics Technologies Corp. (A)	1,875	111,956
Blueprint Medicines Corp. (A)	13,961	1,316,941
Cara Therapeutics, Inc. (A)(B)	9,918	213,237
CareDx, Inc. (A)	11,793	424,430
CASI Pharmaceuticals, Inc. (A)(B)	17,112	54,758
Catalyst Pharmaceuticals, Inc. (A)	29,030	111,475
Cellular Biomedicine Group, Inc. (A)	3,951	65,310
CEL-SCI Corp. (A)	7,997	67,015
ChemoCentryx, Inc. (A)	12,124	112,753
Chimerix, Inc. (A)	16,170	69,854
Clovis Oncology, Inc. (A)	14,223	211,496
Coherus Biosciences, Inc. (A)	17,819	393,800
Concert Pharmaceuticals, Inc. (A)	7,089	85,068
Constellation Pharmaceuticals, Inc. (A)(B)	4,837	59,398
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	18,059	125,149
Crinetics Pharmaceuticals, Inc. (A)	3,370	84,250
Cue Biopharma, Inc. (A)	6,314	56,763
Cyclerion Therapeutics, Inc. (A)	7,387	84,581
Cytokinetics, Inc. (A)	16,259	182,914
CytomX Therapeutics, Inc. (A)	13,492	151,380
Deciphera Pharmaceuticals, Inc. (A)	4,484	101,114
Denali Therapeutics, Inc. (A)(B)	13,878	288,107
Dicerna Pharmaceuticals, Inc. (A)	15,160	238,770
Dynavax Technologies Corp. (A)(B)	20,230	80,718
Eagle Pharmaceuticals, Inc. (A)	2,715	151,171
Editas Medicine, Inc. (A)	14,369	355,489
Eidos Therapeutics, Inc. (A)(B)	3,270	101,632
Eiger BioPharmaceuticals, Inc. (A)	7,462	79,097
Emergent BioSolutions, Inc. (A)	13,042	630,059
Enanta Pharmaceuticals, Inc. (A)	4,939	416,753
Epizyme, Inc. (A)	22,544	282,927
Esperion Therapeutics, Inc. (A)	7,166	333,362
Fate Therapeutics, Inc. (A)	15,132	307,180
FibroGen, Inc. (A)	22,198	1,002,906
Five Prime Therapeutics, Inc. (A)	10,890	65,667
Flexion Therapeutics, Inc. (A)	10,235	125,891
Forty Seven, Inc. (A)	5,350	56,710
G1 Therapeutics, Inc. (A)	9,808	300,713
Galectin Therapeutics, Inc. (A)	11,334	47,036
Genomic Health, Inc. (A)	7,739	450,178
Geron Corp. (A)(B)	53,222	75,043

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Global Blood Therapeutics, Inc. (A)	15,572	$819,087
GlycoMimetics, Inc. (A)	10,373	123,646
Gossamer Bio, Inc. (A)	5,982	132,681
Gritstone Oncology, Inc. (A)	7,820	87,115
Halozyme Therapeutics, Inc. (A)	41,175	707,387
Heron Therapeutics, Inc. (A)(B)	21,322	396,376
Homology Medicines, Inc. (A)	7,163	140,180
ImmunoGen, Inc. (A)	45,535	98,811
Immunomedics, Inc. (A)	50,061	694,346
Inovio Pharmaceuticals, Inc. (A)(B)	28,809	84,698
Insmed, Inc. (A)	22,248	569,549
Intellia Therapeutics, Inc. (A)	10,865	177,860
Intercept Pharmaceuticals, Inc. (A)	7,084	563,674
Intrexon Corp. (A)(B)	20,808	159,389
Invitae Corp. (A)	24,817	583,200
Iovance Biotherapeutics, Inc. (A)	32,856	805,629
Ironwood Pharmaceuticals, Inc. (A)	44,523	487,082
Kadmon Holdings, Inc. (A)	41,778	86,063
KalVista Pharmaceuticals, Inc. (A)	3,588	79,474
Karyopharm Therapeutics, Inc. (A)(B)	17,326	103,783
Kindred Biosciences, Inc. (A)	11,727	97,686
Kiniksa Pharmaceuticals, Ltd., Class A (A)	4,494	60,849
Kodiak Sciences, Inc. (A)	7,319	85,632
Krystal Biotech, Inc. (A)	2,617	105,387
Kura Oncology, Inc. (A)	8,551	168,369
La Jolla Pharmaceutical Company (A)(B)	6,219	57,526
Lexicon Pharmaceuticals, Inc. (A)(B)	12,868	80,940
Ligand Pharmaceuticals, Inc. (A)	5,447	621,775
MacroGenics, Inc. (A)	13,872	235,408
Madrigal Pharmaceuticals, Inc. (A)(B)	2,273	238,233
Magenta Therapeutics, Inc. (A)	5,923	87,364
MannKind Corp. (A)(B)	58,978	67,825
Marker Therapeutics, Inc. (A)	8,622	68,286
MediciNova, Inc. (A)(B)	12,589	121,232
MEI Pharma, Inc. (A)	24,058	60,145
MeiraGTx Holdings PLC (A)	4,646	124,884
Mersana Therapeutics, Inc. (A)	13,005	52,670
Minerva Neurosciences, Inc. (A)	10,514	59,194
Mirati Therapeutics, Inc. (A)	7,143	735,729
Molecular Templates, Inc. (A)	5,719	47,754
Momenta Pharmaceuticals, Inc. (A)	28,731	357,701
Myriad Genetics, Inc. (A)	20,044	556,822
Natera, Inc. (A)	16,106	444,203
Novavax, Inc. (A)(B)	7,583	44,436
OPKO Health, Inc. (A)(B)	98,833	241,153
Palatin Technologies, Inc. (A)(B)	64,444	74,755
PDL BioPharma, Inc. (A)	35,925	112,805
Pfenex, Inc. (A)	9,777	65,897
PhaseBio Pharmaceuticals, Inc. (A)	4,336	56,888
Pieris Pharmaceuticals, Inc. (A)	14,698	69,081
Portola Pharmaceuticals, Inc. (A)	19,198	520,842
Principia Biopharma, Inc. (A)	4,006	132,959
Progenics Pharmaceuticals, Inc. (A)	25,510	157,397
Protagonist Therapeutics, Inc. (A)	4,960	60,066
Prothena Corp. PLC (A)	12,451	131,607
PTC Therapeutics, Inc. (A)	16,376	736,920
Puma Biotechnology, Inc. (A)	9,080	115,407
Ra Pharmaceuticals, Inc. (A)	9,040	271,833
Radius Health, Inc. (A)	13,101	319,140
Recro Pharma, Inc. (A)	6,041	61,437
REGENXBIO, Inc. (A)	9,568	491,508
Repligen Corp. (A)	13,533	1,163,161
Replimune Group, Inc. (A)	3,791	55,576
Retrophin, Inc. (A)	12,153	244,154
Rhythm Pharmaceuticals, Inc. (A)	6,908	151,976
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Rigel Pharmaceuticals, Inc. (A)	51,895	$135,446
Rocket Pharmaceuticals, Inc. (A)	8,800	132,000
Rubius Therapeutics, Inc. (A)(B)	10,347	162,758
Sangamo Therapeutics, Inc. (A)	33,165	357,187
Scholar Rock Holding Corp. (A)	4,810	76,287
Sorrento Therapeutics, Inc. (A)(B)	34,753	92,791
Spark Therapeutics, Inc. (A)	9,806	1,003,938
Spectrum Pharmaceuticals, Inc. (A)	32,636	280,996
Stemline Therapeutics, Inc. (A)	11,887	182,109
Syndax Pharmaceuticals, Inc. (A)	6,708	62,451
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	515
Synlogic, Inc. (A)	5,851	53,244
Syros Pharmaceuticals, Inc. (A)	11,013	101,980
TG Therapeutics, Inc. (A)(B)	23,022	199,140
Tocagen, Inc. (A)	7,167	47,876
Translate Bio, Inc. (A)	8,670	109,502
Turning Point Therapeutics, Inc. (A)	1,988	80,912
Twist Bioscience Corp. (A)	6,251	181,342
Ultragenyx Pharmaceutical, Inc. (A)	15,633	992,696
UNITY Biotechnology, Inc. (A)(B)	8,396	79,762
UroGen Pharma, Ltd. (A)	5,598	201,192
Vanda Pharmaceuticals, Inc. (A)	15,099	212,745
Veracyte, Inc. (A)	13,317	379,668
Vericel Corp. (A)	12,752	240,885
Viking Therapeutics, Inc. (A)(B)	18,910	156,953
Voyager Therapeutics, Inc. (A)	7,038	191,574
Xencor, Inc. (A)	13,606	556,894
Y-mAbs Therapeutics, Inc. (A)	6,062	138,638
ZIOPHARM Oncology, Inc. (A)(B)	46,334	270,127
		45,223,014
Health care equipment and supplies – 3.8%
Accuray, Inc. (A)	26,968	104,366
AngioDynamics, Inc. (A)	10,633	209,364
Antares Pharma, Inc. (A)	47,751	157,101
Apyx Medical Corp. (A)	10,396	69,861
AtriCure, Inc. (A)	10,580	315,707
Atrion Corp.	406	346,212
Avanos Medical, Inc. (A)	13,503	588,866
Axogen, Inc. (A)	9,864	195,307
Axonics Modulation Technologies, Inc. (A)(B)	4,470	183,136
BioSig Technologies, Inc. (A)	5,307	49,833
Cardiovascular Systems, Inc. (A)	9,752	418,653
Cerus Corp. (A)	39,900	224,238
Conformis, Inc. (A)	19,159	83,533
CONMED Corp.	7,712	659,916
Corindus Vascular Robotics, Inc. (A)	27,244	81,187
CryoLife, Inc. (A)	10,374	310,494
CryoPort, Inc. (A)	8,082	148,062
Cutera, Inc. (A)	4,507	93,655
CytoSorbents Corp. (A)	9,911	65,512
GenMark Diagnostics, Inc. (A)	16,597	107,715
Glaukos Corp. (A)	10,140	764,556
Globus Medical, Inc., Class A (A)	21,567	912,284
Haemonetics Corp. (A)	14,532	1,748,781
Heska Corp. (A)	2,019	171,958
Inogen, Inc. (A)	5,234	349,422
Integer Holdings Corp. (A)	9,236	775,085
IntriCon Corp. (A)	2,603	60,806
Invacare Corp.	11,009	57,137
iRhythm Technologies, Inc. (A)	7,072	559,254
Lantheus Holdings, Inc. (A)	10,911	308,781
LeMaitre Vascular, Inc.	4,799	134,276
LivaNova PLC (A)	13,796	992,760
Meridian Bioscience, Inc.	12,480	148,262

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Merit Medical Systems, Inc. (A)	15,248	$908,171
Mesa Laboratories, Inc.	963	235,299
Misonix, Inc. (A)	2,400	61,008
Natus Medical, Inc. (A)	9,654	248,011
Neogen Corp. (A)	14,631	908,731
Neuronetics, Inc. (A)	4,354	54,469
Nevro Corp. (A)	8,428	546,387
Novocure, Ltd. (A)	24,127	1,525,550
NuVasive, Inc. (A)	14,759	863,992
OraSure Technologies, Inc. (A)	18,047	167,476
Orthofix Medical, Inc. (A)	5,175	273,654
OrthoPediatrics Corp. (A)	2,573	100,347
Pulse Biosciences, Inc. (A)	3,793	50,068
Quidel Corp. (A)	10,131	600,971
Rockwell Medical, Inc. (A)(B)	18,065	54,376
RTI Surgical Holdings, Inc. (A)	17,865	75,926
SeaSpine Holdings Corp. (A)	5,317	70,450
Senseonics Holdings, Inc. (A)(B)	33,801	68,954
Shockwave Medical, Inc. (A)	1,918	109,499
SI-BONE, Inc. (A)	4,871	99,076
Silk Road Medical, Inc. (A)	2,036	98,665
STAAR Surgical Company (A)	12,809	376,328
Surmodics, Inc. (A)	3,895	168,147
Tactile Systems Technology, Inc. (A)	5,203	296,155
Tandem Diabetes Care, Inc. (A)	15,786	1,018,513
TransEnterix, Inc. (A)(B)	56,255	76,507
TransMedics Group, Inc. (A)	2,055	59,574
Utah Medical Products, Inc.	1,105	105,749
Varex Imaging Corp. (A)	10,738	329,120
ViewRay, Inc. (A)(B)	20,203	177,988
Wright Medical Group NV (A)	35,874	1,069,763
Zynex, Inc.	5,010	45,040
		22,240,044
Health care providers and services – 1.9%
Addus HomeCare Corp. (A)	3,001	224,925
Amedisys, Inc. (A)	8,930	1,084,191
American Renal Associates Holdings, Inc. (A)	6,170	45,905
AMN Healthcare Services, Inc. (A)	13,046	707,746
BioScrip, Inc. (A)	38,707	100,638
BioTelemetry, Inc. (A)	9,515	458,147
Brookdale Senior Living, Inc. (A)	53,779	387,747
Community Health Systems, Inc. (A)(B)	27,166	72,533
CorVel Corp. (A)	2,547	221,614
Cross Country Healthcare, Inc. (A)	11,311	106,097
Diplomat Pharmacy, Inc. (A)	17,718	107,903
Enzo Biochem, Inc. (A)	15,441	52,036
Hanger, Inc. (A)	10,506	201,190
HealthEquity, Inc. (A)	17,492	1,143,977
LHC Group, Inc. (A)	8,560	1,023,605
Magellan Health, Inc. (A)	6,174	458,296
National HealthCare Corp.	3,465	281,185
National Research Corp.	3,459	199,204
Owens & Minor, Inc.	18,098	57,914
Patterson Companies, Inc.	23,690	542,501
PetIQ, Inc. (A)	5,515	181,774
R1 RCM, Inc. (A)	29,249	367,952
RadNet, Inc. (A)	12,389	170,844
Select Medical Holdings Corp. (A)	31,526	500,318
Surgery Partners, Inc. (A)	7,795	63,451
Tenet Healthcare Corp. (A)	29,390	607,197
The Ensign Group, Inc.	14,423	820,957
The Joint Corp. (A)	4,022	73,200
The Providence Service Corp. (A)	3,393	194,555
Tivity Health, Inc. (A)	13,743	225,935
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Triple-S Management Corp., Class B (A)	6,378	$152,115
US Physical Therapy, Inc.	3,558	436,104
		11,271,756
Health care technology – 1.0%
Allscripts Healthcare Solutions, Inc. (A)	47,296	550,052
Castlight Health, Inc., B Shares (A)	31,131	100,553
Computer Programs & Systems, Inc.	3,816	106,047
Evolent Health, Inc., Class A (A)	20,955	166,592
HealthStream, Inc. (A)	7,599	196,510
HMS Holdings Corp. (A)	24,787	802,851
Inovalon Holdings, Inc., Class A (A)(B)	20,205	293,175
Inspire Medical Systems, Inc. (A)	3,776	229,014
NextGen Healthcare, Inc. (A)	15,420	306,858
Omnicell, Inc. (A)	11,642	1,001,561
OptimizeRx Corp. (A)	3,798	61,528
Simulations Plus, Inc.	3,659	104,501
Tabula Rasa HealthCare, Inc. (A)	5,609	280,057
Teladoc Health, Inc. (A)(B)	20,340	1,350,779
Vocera Communications, Inc. (A)	8,707	277,927
		5,828,005
Life sciences tools and services – 0.7%
Accelerate Diagnostics, Inc. (A)(B)	7,976	182,491
Cambrex Corp. (A)	9,681	453,168
ChromaDex Corp. (A)(B)	13,161	61,199
Codexis, Inc. (A)	15,063	277,611
Fluidigm Corp. (A)	19,917	245,377
Luminex Corp.	12,041	248,526
Medpace Holdings, Inc. (A)	7,896	516,556
NanoString Technologies, Inc. (A)	9,508	288,568
NeoGenomics, Inc. (A)	25,032	549,202
Pacific Biosciences of California, Inc. (A)	40,861	247,209
Quanterix Corp. (A)	2,883	97,417
Syneos Health, Inc. (A)	17,753	907,001
		4,074,325
Pharmaceuticals – 1.7%
AcelRx Pharmaceuticals, Inc. (A)	25,091	63,480
Aerie Pharmaceuticals, Inc. (A)	12,191	360,244
Akorn, Inc. (A)	27,189	140,023
Amneal Pharmaceuticals, Inc. (A)	27,397	196,436
Amphastar Pharmaceuticals, Inc. (A)	10,500	221,655
ANI Pharmaceuticals, Inc. (A)	2,655	218,241
Aratana Therapeutics, Inc. (A)	15,082	77,823
Arvinas, Inc. (A)	5,272	115,931
Assertio Therapeutics, Inc. (A)	19,846	68,469
Axsome Therapeutics, Inc. (A)	7,043	181,357
BioDelivery Sciences International, Inc. (A)	24,910	115,832
Chiasma, Inc. (A)	8,405	62,785
Collegium Pharmaceutical, Inc. (A)	9,628	126,608
Corcept Therapeutics, Inc. (A)	28,017	312,390
Corium International, Inc. (A)(B)(C)	8,600	1,548
CorMedix, Inc. (A)	7,244	64,979
Cymabay Therapeutics, Inc. (A)	20,424	146,236
Dermira, Inc. (A)	13,790	131,832
Eloxx Pharmaceuticals, Inc. (A)	7,354	73,319
Endo International PLC (A)	64,744	266,745
Evolus, Inc. (A)(B)	3,434	50,205
Innoviva, Inc. (A)	18,505	269,433
Intersect ENT, Inc. (A)	8,910	202,792
Intra-Cellular Therapies, Inc. (A)	13,304	172,686
Kala Pharmaceuticals, Inc. (A)	7,693	49,081
Lannett Company, Inc. (A)(B)	9,717	58,885
Mallinckrodt PLC (A)(B)	24,261	222,716
Marinus Pharmaceuticals, Inc. (A)	15,930	66,110

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
MyoKardia, Inc. (A)	12,724	$637,981
Ocular Therapeutix, Inc. (A)(B)	12,548	55,211
Odonate Therapeutics, Inc. (A)(B)	2,438	89,450
Omeros Corp. (A)(B)	13,642	214,043
Optinose, Inc. (A)(B)	8,452	59,840
Pacira BioSciences, Inc. (A)	11,635	506,006
Phibro Animal Health Corp., Class A	5,968	189,603
Prestige Consumer Healthcare, Inc. (A)	14,866	470,955
Reata Pharmaceuticals, Inc., Class A (A)	5,770	544,400
resTORbio, Inc. (A)	4,896	49,939
Revance Therapeutics, Inc. (A)	13,158	170,659
SIGA Technologies, Inc. (A)	16,441	93,385
Supernus Pharmaceuticals, Inc. (A)	14,199	469,845
The Medicines Company (A)	20,172	735,673
TherapeuticsMD, Inc. (A)(B)	58,311	151,609
Theravance Biopharma, Inc. (A)	13,010	212,453
Tricida, Inc. (A)	6,366	251,202
Verrica Pharmaceuticals, Inc. (A)	4,484	52,104
WaVe Life Sciences, Ltd. (A)	6,661	173,785
Xeris Pharmaceuticals, Inc. (A)	8,412	96,233
Zogenix, Inc. (A)(B)	12,222	583,967
Zynerba Pharmaceuticals, Inc. (A)	6,338	85,880
		9,932,064
		98,569,208
Industrials – 15.5%
Aerospace and defense – 1.2%
AAR Corp.	9,593	352,926
Aerojet Rocketdyne Holdings, Inc. (A)	20,755	929,201
Aerovironment, Inc. (A)	6,152	349,249
Astronics Corp. (A)	6,977	280,615
Axon Enterprise, Inc. (A)	16,613	1,066,721
Cubic Corp.	8,889	573,163
Ducommun, Inc. (A)	3,207	144,539
Kratos Defense & Security Solutions, Inc. (A)	25,670	587,586
Maxar Technologies, Inc. (B)	17,383	135,935
Mercury Systems, Inc. (A)	15,140	1,065,099
Moog, Inc., Class A	8,894	832,567
National Presto Industries, Inc.	1,420	132,472
Parsons Corp. (A)	5,282	194,695
Triumph Group, Inc.	14,245	326,211
Vectrus, Inc. (A)	3,320	134,659
Wesco Aircraft Holdings, Inc. (A)	15,104	167,654
		7,273,292
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	16,832	410,701
Atlas Air Worldwide Holdings, Inc. (A)	6,721	300,025
Echo Global Logistics, Inc. (A)	8,156	170,216
Forward Air Corp.	8,223	486,390
Hub Group, Inc., Class A (A)	9,524	399,818
Radiant Logistics, Inc. (A)	12,310	75,583
		1,842,733
Airlines – 0.5%
Allegiant Travel Company	3,683	528,511
Hawaiian Holdings, Inc.	13,519	370,826
Mesa Air Group, Inc. (A)	6,579	60,132
SkyWest, Inc.	14,240	863,941
Spirit Airlines, Inc. (A)	19,380	925,007
		2,748,417
Building products – 1.4%
AAON, Inc.	11,652	584,697
Advanced Drainage Systems, Inc.	10,377	340,262
American Woodmark Corp. (A)	4,371	369,874
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Apogee Enterprises, Inc.	7,494	$325,539
Armstrong Flooring, Inc. (A)	7,269	71,600
Builders FirstSource, Inc. (A)	32,693	551,204
Caesarstone, Ltd.	6,844	102,865
Continental Building Products, Inc. (A)	9,908	263,256
Cornerstone Building Brands, Inc. (A)	13,619	79,399
CSW Industrials, Inc.	4,228	288,138
Gibraltar Industries, Inc. (A)	9,275	374,339
Griffon Corp.	10,662	180,401
Insteel Industries, Inc.	5,681	118,278
JELD-WEN Holding, Inc. (A)	19,446	412,839
Masonite International Corp. (A)	7,136	375,924
Patrick Industries, Inc. (A)	6,495	319,489
PGT Innovations, Inc. (A)	16,261	271,884
Quanex Building Products Corp.	9,807	185,254
Simpson Manufacturing Company, Inc.	12,628	839,257
Trex Company, Inc. (A)	16,679	1,195,884
Universal Forest Products, Inc.	16,983	646,373
		7,896,756
Commercial services and supplies – 2.6%
ABM Industries, Inc.	18,817	752,680
ACCO Brands Corp.	29,647	233,322
Advanced Disposal Services, Inc. (A)	20,537	655,336
Brady Corp., Class A	13,416	661,677
BrightView Holdings, Inc. (A)	8,991	168,222
Casella Waste Systems, Inc., Class A (A)	12,794	507,026
CECO Environmental Corp. (A)	9,597	92,035
Cimpress NV (A)	6,259	568,881
Covanta Holding Corp.	33,700	603,567
Deluxe Corp.	12,500	508,250
Ennis, Inc.	7,877	161,636
Healthcare Services Group, Inc.	21,175	642,026
Heritage-Crystal Clean, Inc. (A)	4,618	121,500
Herman Miller, Inc.	16,773	749,753
HNI Corp.	12,406	438,924
Interface, Inc.	17,395	266,665
Kimball International, Inc., Class B	10,786	188,000
Knoll, Inc.	14,127	324,638
Matthews International Corp., Class A	8,969	312,570
McGrath RentCorp	6,873	427,157
Mobile Mini, Inc.	12,876	391,817
MSA Safety, Inc.	10,002	1,054,111
Multi-Color Corp.	4,136	206,676
PICO Holdings, Inc. (A)	7,231	84,024
Pitney Bowes, Inc.	52,566	224,982
Quad/Graphics, Inc.	9,944	78,657
RR Donnelley & Sons Company	24,292	47,855
SP Plus Corp. (A)	6,571	209,812
Steelcase, Inc., Class A	24,758	423,362
Team, Inc. (A)	8,772	134,387
Tetra Tech, Inc.	15,500	1,217,525
The Brink's Company	14,174	1,150,645
UniFirst Corp.	4,267	804,628
US Ecology, Inc.	6,359	378,615
Viad Corp.	5,597	370,745
VSE Corp.	2,820	80,906
		15,242,612
Construction and engineering – 1.1%
Aegion Corp. (A)	9,352	172,077
Ameresco, Inc., Class A (A)	6,772	99,752
Arcosa, Inc.	13,867	521,815
Argan, Inc.	4,081	165,525
Comfort Systems USA, Inc.	10,312	525,809
Construction Partners, Inc. Class A (A)	3,967	59,584
Dycom Industries, Inc. (A)	8,678	510,874

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
EMCOR Group, Inc.	15,736	$1,386,342
Granite Construction, Inc.	13,330	642,239
Great Lakes Dredge & Dock Corp. (A)	17,655	194,911
IES Holdings, Inc. (A)	2,817	53,100
MasTec, Inc. (A)	16,933	872,557
MYR Group, Inc. (A)	4,774	178,309
Northwest Pipe Company (A)	3,168	81,671
NV5 Global, Inc. (A)	2,924	238,014
Primoris Services Corp.	12,734	266,523
Sterling Construction Company, Inc. (A)	8,066	108,246
Tutor Perini Corp. (A)	11,314	156,925
WillScot Corp. (A)	14,902	224,126
		6,458,399
Electrical equipment – 0.9%
Allied Motion Technologies, Inc.	2,246	85,123
American Superconductor Corp. (A)	6,912	64,143
Atkore International Group, Inc. (A)	13,177	340,889
AZZ, Inc.	7,421	341,514
Bloom Energy Corp., Class A (A)	16,042	196,835
Encore Wire Corp.	5,849	342,634
EnerSys	12,247	838,920
Enphase Energy, Inc. (A)	26,131	476,368
Generac Holdings, Inc. (A)	17,297	1,200,585
Plug Power, Inc. (A)(B)	66,485	149,591
Powell Industries, Inc.	2,744	104,272
Preformed Line Products Company	1,127	62,571
Sunrun, Inc. (A)	31,561	592,084
Thermon Group Holdings, Inc. (A)	9,534	244,547
TPI Composites, Inc. (A)	8,397	207,574
Vicor Corp. (A)	5,133	159,380
Vivint Solar, Inc. (A)	13,106	95,674
		5,502,704
Industrial conglomerates – 0.1%
Raven Industries, Inc.	10,259	368,093
Machinery – 3.9%
Actuant Corp., Class A	15,788	391,700
Alamo Group, Inc.	2,777	277,506
Albany International Corp., Class A	8,253	684,256
Altra Industrial Motion Corp.	18,314	657,106
Astec Industries, Inc.	6,631	215,905
Barnes Group, Inc.	13,532	762,393
Blue Bird Corp. (A)	4,534	89,274
Briggs & Stratton Corp.	12,050	123,392
Chart Industries, Inc. (A)	10,097	776,257
CIRCOR International, Inc. (A)	5,628	258,888
Columbus McKinnon Corp.	6,639	278,639
Commercial Vehicle Group, Inc. (A)	9,391	75,316
Douglas Dynamics, Inc.	6,467	257,322
Energy Recovery, Inc. (A)	11,026	114,891
EnPro Industries, Inc.	5,884	375,635
ESCO Technologies, Inc.	7,203	595,112
Evoqua Water Technologies Corp. (A)	21,536	306,673
Federal Signal Corp.	16,976	454,108
Franklin Electric Company, Inc.	13,138	624,055
Global Brass & Copper Holdings, Inc.	6,159	269,333
Graham Corp.	3,100	62,651
Harsco Corp. (A)	22,762	624,589
Helios Technologies, Inc.	8,424	390,958
Hillenbrand, Inc.	17,571	695,284
Hurco Companies, Inc.	2,170	77,165
Hyster-Yale Materials Handling, Inc.	2,980	164,675
John Bean Technologies Corp.	8,850	1,072,001
Kadant, Inc.	3,087	280,330
Kennametal, Inc.	23,279	861,090
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
LB Foster Company, Class A (A)	3,326	$90,933
Lindsay Corp.	3,089	253,947
Luxfer Holdings PLC	7,922	194,247
Lydall, Inc. (A)	5,213	105,303
Meritor, Inc. (A)	22,664	549,602
Milacron Holdings Corp. (A)	19,883	274,385
Miller Industries, Inc.	3,324	102,213
Mueller Industries, Inc.	16,011	468,642
Mueller Water Products, Inc., Class A	44,582	437,795
Navistar International Corp. (A)	14,151	487,502
NN, Inc.	12,673	123,688
Omega Flex, Inc.	831	63,829
Park-Ohio Holdings Corp.	2,794	91,056
Proto Labs, Inc. (A)	7,653	887,901
RBC Bearings, Inc. (A)	6,856	1,143,649
REV Group, Inc.	7,978	114,963
Rexnord Corp. (A)	29,811	900,888
Spartan Motors, Inc.	10,537	115,486
SPX Corp. (A)	12,326	407,005
SPX FLOW, Inc. (A)	11,979	501,441
Standex International Corp.	3,613	264,255
Tennant Company	5,111	312,793
Terex Corp.	17,936	563,190
The Gorman-Rupp Company	5,127	168,319
The Greenbrier Companies, Inc.	9,200	279,680
The Manitowoc Company, Inc. (A)	10,426	185,583
Titan International, Inc.	16,103	78,744
TriMas Corp. (A)	12,918	400,070
Twin Disc, Inc. (A)	3,586	54,149
Wabash National Corp.	15,287	248,719
Watts Water Technologies, Inc., Class A	7,747	721,865
Welbilt, Inc. (A)	36,897	616,180
		23,024,526
Marine – 0.1%
Costamare, Inc.	15,203	77,991
Eagle Bulk Shipping, Inc. (A)	13,971	73,208
Matson, Inc.	12,183	473,310
Scorpio Bulkers, Inc.	16,677	76,714
		701,223
Professional services – 1.6%
ASGN, Inc. (A)	14,551	881,791
Barrett Business Services, Inc.	2,090	172,634
BG Staffing, Inc.	3,103	58,585
CBIZ, Inc. (A)	14,572	285,465
CRA International, Inc.	2,440	93,525
Exponent, Inc.	14,670	858,782
Forrester Research, Inc.	3,094	145,511
Franklin Covey Company (A)	3,098	105,332
FTI Consulting, Inc. (A)	10,636	891,722
GP Strategies Corp. (A)	4,188	63,155
Heidrick & Struggles International, Inc.	5,480	164,236
Huron Consulting Group, Inc. (A)	6,349	319,863
ICF International, Inc.	5,109	371,935
InnerWorkings, Inc. (A)	15,232	58,186
Insperity, Inc.	10,992	1,342,563
Kelly Services, Inc., Class A	9,398	246,134
Kforce, Inc.	6,429	225,594
Korn Ferry	16,033	642,442
Mistras Group, Inc. (A)	5,756	82,714
Navigant Consulting, Inc.	11,071	256,736
Resources Connection, Inc.	9,126	146,107
TriNet Group, Inc. (A)	12,702	861,196
TrueBlue, Inc. (A)	11,494	253,558
Upwork, Inc. (A)	15,821	254,402
WageWorks, Inc. (A)	11,412	579,615

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Willdan Group, Inc. (A)	2,970	$110,633
		9,472,416
Road and rail – 0.5%
ArcBest Corp.	7,508	211,050
Avis Budget Group, Inc. (A)	16,866	593,009
Covenant Transportation Group, Inc., Class A (A)	4,184	61,547
Daseke, Inc. (A)	16,035	57,726
Heartland Express, Inc.	13,434	242,752
Hertz Global Holdings, Inc. (A)(B)	29,018	463,127
Marten Transport, Ltd.	11,670	211,811
Saia, Inc. (A)	7,452	481,921
Universal Logistics Holdings, Inc.	2,727	61,276
Werner Enterprises, Inc.	12,960	402,797
		2,787,016
Trading companies and distributors – 1.3%
Aircastle, Ltd.	14,622	310,864
Applied Industrial Technologies, Inc.	10,917	671,723
Beacon Roofing Supply, Inc. (A)	19,315	709,247
BlueLinx Holdings, Inc. (A)(B)	2,956	58,558
BMC Stock Holdings, Inc. (A)	19,140	405,768
CAI International, Inc. (A)	4,916	122,015
DXP Enterprises, Inc. (A)	4,759	180,319
EVI Industries, Inc. (B)	1,439	55,071
Foundation Building Materials, Inc. (A)	4,442	78,979
GATX Corp.	10,208	809,392
GMS, Inc. (A)	9,246	203,412
H&E Equipment Services, Inc.	9,185	267,192
Herc Holdings, Inc. (A)	6,934	317,785
Kaman Corp.	7,858	500,476
Lawson Products, Inc. (A)	1,450	53,259
MRC Global, Inc. (A)	22,951	392,921
NOW, Inc. (A)	30,593	451,553
Rush Enterprises, Inc., Class A	7,558	276,018
Rush Enterprises, Inc., Class B	1,606	59,277
SiteOne Landscape Supply, Inc. (A)(B)	11,620	805,266
Systemax, Inc.	3,662	81,150
Textainer Group Holdings, Ltd. (A)	8,392	84,591
Titan Machinery, Inc. (A)	5,748	118,294
Transcat, Inc. (A)	2,500	63,975
Triton International, Ltd.	16,131	528,452
Veritiv Corp. (A)	4,039	78,437
Willis Lease Finance Corp. (A)	984	57,387
		7,741,381
		91,059,568
Information technology – 12.8%
Communications equipment – 1.1%
Acacia Communications, Inc. (A)	10,640	501,782
ADTRAN, Inc.	13,476	205,509
Aerohive Networks, Inc. (A)	13,908	61,612
Applied Optoelectronics, Inc. (A)(B)	5,721	58,812
CalAmp Corp. (A)	9,615	112,303
Calix, Inc. (A)	13,807	90,574
Casa Systems, Inc. (A)	9,839	63,265
Clearfield, Inc. (A)	3,483	46,150
Comtech Telecommunications Corp.	6,840	192,272
Digi International, Inc. (A)	8,530	108,160
Extreme Networks, Inc. (A)	33,881	219,210
Finisar Corp. (A)(B)	33,366	763,080
Harmonic, Inc. (A)	25,562	141,869
Infinera Corp. (A)	51,181	148,937
Inseego Corp. (A)	13,570	65,000
InterDigital, Inc.	9,053	583,013
KVH Industries, Inc. (A)	5,101	55,448
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Lumentum Holdings, Inc. (A)	21,769	$1,162,682
NETGEAR, Inc. (A)	8,986	227,256
NetScout Systems, Inc. (A)	21,334	541,670
Plantronics, Inc.	9,552	353,806
Ribbon Communications, Inc. (A)	17,918	87,619
Viavi Solutions, Inc. (A)	65,194	866,428
		6,656,457
Electronic equipment, instruments and components – 2.4%
Airgain, Inc. (A)	3,024	42,790
Akoustis Technologies, Inc. (A)	8,079	51,706
Anixter International, Inc. (A)	8,649	516,432
Arlo Technologies, Inc. (A)	23,124	92,727
AVX Corp.	13,184	218,854
Badger Meter, Inc.	8,073	481,877
Bel Fuse, Inc., Class B	3,301	56,678
Belden, Inc.	11,082	660,155
Benchmark Electronics, Inc.	10,783	270,869
Control4 Corp. (A)	7,711	183,136
CTS Corp.	9,230	254,563
Daktronics, Inc.	12,219	75,391
ePlus, Inc. (A)	3,829	263,971
Fabrinet (A)	10,299	511,551
FARO Technologies, Inc. (A)	4,958	260,692
Fitbit, Inc., Class A (A)(B)	63,241	278,260
II-VI, Inc. (A)	17,878	653,620
Insight Enterprises, Inc. (A)	10,094	587,471
Iteris, Inc. (A)	9,905	51,209
Itron, Inc. (A)	9,779	611,872
KEMET Corp.	16,195	304,628
Kimball Electronics, Inc. (A)	7,200	116,928
Knowles Corp. (A)	23,060	422,229
Methode Electronics, Inc.	10,463	298,928
MTS Systems Corp.	5,088	297,801
Napco Security Technologies, Inc. (A)	3,319	98,508
nLight, Inc. (A)	9,417	180,806
Novanta, Inc. (A)	9,527	898,396
OSI Systems, Inc. (A)	4,722	531,839
PAR Technology Corp. (A)(B)	3,233	91,171
Park Electrochemical Corp.	5,593	93,347
PC Connection, Inc.	3,273	114,490
PCM, Inc. (A)	2,803	98,217
Plexus Corp. (A)	8,419	491,417
Rogers Corp. (A)	5,263	908,289
Sanmina Corp. (A)	19,244	582,708
ScanSource, Inc. (A)	7,329	238,632
Tech Data Corp. (A)	10,402	1,088,049
TTM Technologies, Inc. (A)	28,557	291,281
Vishay Intertechnology, Inc.	37,375	617,435
Vishay Precision Group, Inc. (A)	3,073	124,856
		14,013,779
IT services – 2.2%
Brightcove, Inc. (A)	11,518	118,981
Carbonite, Inc. (A)	9,520	247,901
Cardtronics PLC, Class A (A)	10,847	296,340
Cass Information Systems, Inc.	4,146	200,998
Conduent, Inc. (A)	49,710	476,719
CSG Systems International, Inc.	9,304	454,314
Endurance International Group Holdings, Inc. (A)	21,399	102,715
EVERTEC, Inc.	17,138	560,413
Evo Payments, Inc., Class A (A)	8,938	281,815
ExlService Holdings, Inc. (A)	9,556	631,938
GTT Communications, Inc. (A)(B)	9,625	169,400
I3 Verticals, Inc., Class A (A)	2,941	86,612
International Money Express, Inc. (A)	4,140	58,374

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
KBR, Inc.	40,097	$1,000,019
Limelight Networks, Inc. (A)	34,632	93,506
LiveRamp Holdings, Inc. (A)	19,382	939,639
ManTech International Corp., Class A	7,580	499,143
MAXIMUS, Inc.	17,938	1,301,223
NIC, Inc.	18,835	302,113
Paysign, Inc. (A)	8,768	117,228
Perficient, Inc. (A)	9,205	315,916
Perspecta, Inc.	40,156	940,052
Presidio, Inc.	13,447	183,820
PRGX Global, Inc. (A)	6,733	45,246
Science Applications International Corp.	16,803	1,454,468
StarTek, Inc. (A)	5,870	47,958
Sykes Enterprises, Inc. (A)	11,199	307,525
The Hackett Group, Inc.	7,314	122,802
TTEC Holdings, Inc.	4,161	193,861
Tucows, Inc., Class A (A)(B)	2,747	167,622
Unisys Corp. (A)(B)	14,781	143,671
USA Technologies, Inc. (A)(B)	17,062	126,771
Verra Mobility Corp. (A)	28,144	368,405
Virtusa Corp. (A)	8,238	366,014
		12,723,522
Semiconductors and semiconductor equipment – 2.2%
Adesto Technologies Corp. (A)	8,377	68,273
Advanced Energy Industries, Inc. (A)	10,836	609,742
Alpha & Omega Semiconductor, Ltd. (A)	6,647	62,083
Ambarella, Inc. (A)	8,914	393,375
Amkor Technology, Inc. (A)	28,210	210,447
Aquantia Corp. (A)	8,136	106,012
Axcelis Technologies, Inc. (A)	9,488	142,794
AXT, Inc. (A)	11,517	45,607
Brooks Automation, Inc.	20,176	781,820
Cabot Microelectronics Corp.	8,238	906,839
CEVA, Inc. (A)	6,476	157,691
Cirrus Logic, Inc. (A)	16,711	730,271
Cohu, Inc.	11,712	180,716
Diodes, Inc. (A)	11,607	422,147
DSP Group, Inc. (A)	6,548	94,029
FormFactor, Inc. (A)	21,119	330,935
GSI Technology, Inc. (A)	5,134	43,998
Ichor Holdings, Ltd. (A)	6,340	149,878
Impinj, Inc. (A)	4,267	122,122
Inphi Corp. (A)	12,714	636,971
Lattice Semiconductor Corp. (A)	35,478	517,624
MACOM Technology Solutions Holdings, Inc. (A)	13,407	202,848
MaxLinear, Inc. (A)	18,513	433,945
Nanometrics, Inc. (A)	6,690	232,210
NeoPhotonics Corp. (A)	12,067	50,440
NVE Corp.	1,456	101,381
PDF Solutions, Inc. (A)	8,641	113,370
Photronics, Inc. (A)	18,673	153,119
Power Integrations, Inc.	8,033	644,086
Rambus, Inc. (A)	31,101	374,456
Rudolph Technologies, Inc. (A)	8,759	242,011
Semtech Corp. (A)	18,732	900,073
Silicon Laboratories, Inc. (A)	12,190	1,260,446
SMART Global Holdings, Inc. (A)	3,932	90,397
SunPower Corp. (A)(B)	18,092	193,403
Synaptics, Inc. (A)	9,827	286,359
Ultra Clean Holdings, Inc. (A)	11,312	157,463
Veeco Instruments, Inc. (A)	14,071	171,948
Xperi Corp.	13,935	286,922
		12,608,251
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software – 4.6%
8x8, Inc. (A)	26,598	$641,012
A10 Networks, Inc. (A)	16,801	114,583
ACI Worldwide, Inc. (A)	30,971	1,063,544
Agilysys, Inc. (A)	5,294	113,662
Alarm.com Holdings, Inc. (A)	10,496	561,536
Altair Engineering, Inc., Class A (A)	11,000	444,290
Amber Road, Inc. (A)	7,648	99,883
American Software, Inc., Class A	9,015	118,547
Appfolio, Inc., Class A (A)	4,326	442,420
Appian Corp. (A)	8,913	321,492
Avaya Holdings Corp. (A)	31,583	376,154
Benefitfocus, Inc. (A)	8,600	233,490
Blackbaud, Inc.	13,900	1,160,650
Blackline, Inc. (A)	12,166	651,003
Bottomline Technologies DE, Inc. (A)	12,247	541,807
Box, Inc., Class A (A)	40,811	718,682
Carbon Black, Inc. (A)	16,120	269,526
ChannelAdvisor Corp. (A)	8,314	72,831
Cision, Ltd. (A)	26,342	308,992
Cloudera, Inc. (A)	67,718	356,197
CommVault Systems, Inc. (A)	9,762	484,390
Cornerstone OnDemand, Inc. (A)	15,987	926,127
Digimarc Corp. (A)	3,326	147,641
Digital Turbine, Inc. (A)	23,303	116,515
Domo, Inc., Class B (A)	5,022	137,201
Ebix, Inc. (B)	6,630	332,959
eGain Corp. (A)	6,676	54,343
Envestnet, Inc. (A)	13,599	929,764
Everbridge, Inc. (A)	9,269	828,834
Five9, Inc. (A)	16,779	860,595
ForeScout Technologies, Inc. (A)	11,664	394,943
GTY Technology Holdings, Inc. (A)	9,275	63,534
Instructure, Inc. (A)	9,596	407,830
Intelligent Systems Corp. (A)	2,111	60,776
j2 Global, Inc.	13,234	1,176,370
LivePerson, Inc. (A)	17,464	489,691
MicroStrategy, Inc., Class A (A)	2,313	331,476
Mitek Systems, Inc. (A)	10,873	108,078
MobileIron, Inc. (A)	28,304	175,485
Model N, Inc. (A)	9,486	184,977
Monotype Imaging Holdings, Inc.	11,595	195,260
OneSpan, Inc. (A)	9,578	135,720
Progress Software Corp.	12,670	552,665
PROS Holdings, Inc. (A)	9,370	592,746
Q2 Holdings, Inc. (A)	11,370	868,213
QAD, Inc., Class A	3,272	131,567
Qualys, Inc. (A)	9,658	841,019
Rapid7, Inc. (A)	13,720	793,565
SailPoint Technologies Holding, Inc. (A)	24,550	491,982
ShotSpotter, Inc. (A)	2,346	103,693
SPS Commerce, Inc. (A)	5,136	524,951
SVMK, Inc. (A)	24,041	396,917
Synchronoss Technologies, Inc. (A)	11,822	93,512
Telaria, Inc. (A)	13,234	99,520
Telenav, Inc. (A)	9,833	78,664
Tenable Holdings, Inc. (A)	10,616	302,981
TiVo Corp.	35,567	262,129
Upland Software, Inc. (A)	6,413	291,984
Varonis Systems, Inc. (A)	8,480	525,251
Verint Systems, Inc. (A)	18,560	998,157
VirnetX Holding Corp. (A)(B)	17,830	110,724
Workiva, Inc. (A)	9,973	579,332
Yext, Inc. (A)	26,564	533,671
Zix Corp. (A)	15,561	141,449

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zuora, Inc., Class A (A)	24,454	$374,635
		26,842,137
Technology hardware, storage and peripherals – 0.3%
3D Systems Corp. (A)(B)	32,716	297,716
AstroNova, Inc.	2,237	57,804
Avid Technology, Inc. (A)	8,669	79,061
Cray, Inc. (A)	11,646	405,514
Diebold Nixdorf, Inc. (A)	22,270	203,993
Electronics For Imaging, Inc. (A)	12,233	451,520
Immersion Corp. (A)	9,951	75,727
Stratasys, Ltd. (A)	14,699	431,710
		2,003,045
		74,847,191
Materials – 3.9%
Chemicals – 2.0%
A. Schulman, Inc. (A)(C)	7,553	3,270
Advanced Emissions Solutions, Inc.	5,354	67,675
AdvanSix, Inc. (A)	8,144	198,958
American Vanguard Corp.	8,529	131,432
Amyris, Inc. (A)(B)	11,846	42,172
Balchem Corp.	9,208	920,524
Chase Corp.	2,073	223,138
Ferro Corp. (A)	23,274	367,729
Flotek Industries, Inc. (A)	17,397	57,584
FutureFuel Corp.	7,928	92,678
GCP Applied Technologies, Inc. (A)	15,403	348,724
Hawkins, Inc.	2,987	129,666
HB Fuller Company	14,473	671,547
Ingevity Corp. (A)	11,944	1,256,150
Innophos Holdings, Inc.	5,809	169,100
Innospec, Inc.	6,905	630,012
Intrepid Potash, Inc. (A)	29,613	99,500
Koppers Holdings, Inc. (A)	5,442	159,777
Kraton Corp. (A)	8,999	279,599
Kronos Worldwide, Inc.	6,801	104,191
Livent Corp. (A)	41,815	289,360
Minerals Technologies, Inc.	10,080	539,381
OMNOVA Solutions, Inc. (A)	14,014	87,307
Orion Engineered Carbons SA	16,978	363,499
PolyOne Corp.	22,114	694,158
PQ Group Holdings, Inc. (A)	10,244	162,367
Quaker Chemical Corp.	3,721	754,916
Rayonier Advanced Materials, Inc.	14,873	96,526
Sensient Technologies Corp.	11,944	877,645
Stepan Company	5,789	532,067
Trecora Resources (A)	6,629	63,440
Tredegar Corp.	7,823	130,018
Trinseo SA	11,681	494,574
Tronox Holdings PLC, Class A	27,479	351,182
		11,389,866
Construction materials – 0.2%
Summit Materials, Inc., Class A (A)	32,158	619,042
U.S. Concrete, Inc. (A)	4,533	225,245
United States Lime & Minerals, Inc.	626	50,080
		894,367
Containers and packaging – 0.1%
Greif, Inc., Class A	7,385	240,382
Greif, Inc., Class B	1,587	69,273
Myers Industries, Inc.	10,370	199,830
UFP Technologies, Inc. (A)	2,164	90,044
		599,529
Metals and mining – 1.2%
1911 Gold Corp. (A)	5,045	1,065
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
AK Steel Holding Corp. (A)(B)	91,663	$217,241
Allegheny Technologies, Inc. (A)	35,880	904,176
Carpenter Technology Corp.	13,501	647,778
Century Aluminum Company (A)	15,305	105,758
Cleveland-Cliffs, Inc. (B)	80,220	855,947
Coeur Mining, Inc. (A)	58,349	253,235
Commercial Metals Company	33,645	600,563
Compass Minerals International, Inc.	9,784	537,631
Gold Resource Corp.	18,398	62,185
Haynes International, Inc.	3,865	122,946
Hecla Mining Company	138,485	249,273
Kaiser Aluminum Corp.	4,625	451,446
Materion Corp.	5,796	393,027
Novagold Resources, Inc. (A)	65,248	503,062
Schnitzer Steel Industries, Inc., Class A	7,606	199,049
SunCoke Energy, Inc. (A)	19,053	169,191
Synalloy Corp.	3,005	46,938
TimkenSteel Corp. (A)	12,301	100,007
Warrior Met Coal, Inc.	14,648	382,606
Worthington Industries, Inc.	11,346	456,790
		7,259,914
Paper and forest products – 0.4%
Boise Cascade Company	11,249	316,209
Clearwater Paper Corp. (A)	5,042	93,227
Louisiana-Pacific Corp.	35,021	918,251
Neenah, Inc.	4,822	325,726
PH Glatfelter Company	12,768	215,524
Schweitzer-Mauduit International, Inc.	8,864	294,108
Verso Corp., Class A (A)	10,024	190,957
		2,354,002
		22,497,678
Real estate – 7.5%
Equity real estate investment trusts – 6.8%
Acadia Realty Trust	23,119	632,767
Agree Realty Corp.	10,484	671,500
Alexander & Baldwin, Inc. (A)	19,660	454,146
Alexander's, Inc.	616	228,105
American Assets Trust, Inc.	13,146	619,440
American Finance Trust, Inc.	30,684	334,456
Armada Hoffler Properties, Inc.	15,057	249,193
Ashford Hospitality Trust, Inc.	29,011	86,163
Bluerock Residential Growth REIT, Inc.	7,601	89,312
Braemar Hotels & Resorts, Inc.	9,302	92,090
CareTrust REIT, Inc.	27,224	647,387
CatchMark Timber Trust, Inc., Class A	15,601	163,030
CBL & Associates Properties, Inc.	58,601	60,945
Cedar Realty Trust, Inc.	31,865	84,442
Chatham Lodging Trust	13,102	247,235
Chesapeake Lodging Trust	16,977	482,486
City Office REIT, Inc.	12,195	146,218
Clipper Realty, Inc.	5,889	65,839
Community Healthcare Trust, Inc.	5,177	204,026
CoreCivic, Inc.	33,861	702,954
CorEnergy Infrastructure Trust, Inc.	3,856	152,929
CorePoint Lodging, Inc.	12,565	155,680
DiamondRock Hospitality Company	56,737	586,661
Easterly Government Properties, Inc.	19,090	345,720
EastGroup Properties, Inc.	10,097	1,171,050
Essential Properties Realty Trust, Inc.	13,865	277,855
Farmland Partners, Inc.	9,307	65,614
First Industrial Realty Trust, Inc.	35,350	1,298,759
Four Corners Property Trust, Inc.	19,326	528,180
Franklin Street Properties Corp.	30,541	225,393
Front Yard Residential Corp.	14,728	179,976

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Getty Realty Corp.	9,340	$287,298
Gladstone Commercial Corp.	9,147	194,099
Gladstone Land Corp.	7,008	80,802
Global Medical REIT, Inc.	9,292	97,566
Global Net Lease, Inc.	23,745	465,877
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,562	494,897
Healthcare Realty Trust, Inc.	35,986	1,127,082
Hersha Hospitality Trust	10,120	167,385
Independence Realty Trust, Inc.	25,632	296,562
Industrial Logistics Properties Trust	18,282	380,631
Innovative Industrial Properties, Inc.	2,676	330,647
Investors Real Estate Trust	3,500	205,345
iStar, Inc.	17,844	221,622
Jernigan Capital, Inc.	6,255	128,228
Kite Realty Group Trust	23,311	352,695
Lexington Realty Trust	64,973	611,396
LTC Properties, Inc.	11,085	506,141
Mack-Cali Realty Corp.	26,130	608,568
Monmouth Real Estate Investment Corp.	25,873	350,579
National Health Investors, Inc.	11,715	914,121
National Storage Affiliates Trust	16,105	466,079
New Senior Investment Group, Inc.	25,205	169,378
NexPoint Residential Trust, Inc.	5,433	224,926
NorthStar Realty Europe Corp.	12,751	209,499
Office Properties Income Trust	13,990	367,517
One Liberty Properties, Inc.	4,892	141,672
Pebblebrook Hotel Trust	36,856	1,038,602
Pennsylvania Real Estate Investment Trust	21,418	139,217
Physicians Realty Trust	52,227	910,839
Piedmont Office Realty Trust, Inc., Class A	35,022	697,988
PotlatchDeltic Corp.	18,987	740,113
Preferred Apartment Communities, Inc., Class A	12,688	189,686
PS Business Parks, Inc.	5,524	930,960
QTS Realty Trust, Inc., Class A	15,503	715,929
Retail Opportunity Investments Corp.	32,220	551,929
Retail Value, Inc.	4,540	157,992
Rexford Industrial Realty, Inc.	29,234	1,180,177
RLJ Lodging Trust	48,759	864,985
RPT Realty	22,166	268,430
Ryman Hospitality Properties, Inc.	12,970	1,051,737
Sabra Health Care REIT, Inc.	50,853	1,001,296
Safehold, Inc.	2,347	70,879
Saul Centers, Inc.	3,432	192,638
Senior Housing Properties Trust	67,841	561,045
Seritage Growth Properties, Class A	9,305	399,743
Spirit MTA REIT	14,477	120,738
STAG Industrial, Inc.	35,753	1,081,171
Summit Hotel Properties, Inc.	30,167	346,015
Sunstone Hotel Investors, Inc.	64,270	881,142
Tanger Factory Outlet Centers, Inc.	26,026	421,881
Terreno Realty Corp.	17,518	859,083
The GEO Group, Inc.	33,869	711,588
UMH Properties, Inc.	11,118	137,974
Uniti Group, Inc.	53,178	505,191
Universal Health Realty Income Trust	3,654	310,334
Urban Edge Properties	32,807	568,545
Urstadt Biddle Properties, Inc., Class A	8,748	183,708
Washington Prime Group, Inc.	54,249	207,231
Washington Real Estate Investment Trust	22,734	607,680
Whitestone REIT	11,345	143,968
Xenia Hotels & Resorts, Inc.	32,114	669,577
		40,070,174
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 0.7%
Consolidated-Tomoka Land Company	1,686	$100,654
Cushman & Wakefield PLC (A)	29,183	521,792
eXp World Holdings, Inc. (A)	5,108	56,852
Forestar Group, Inc. (A)	3,415	66,763
FRP Holdings, Inc. (A)	2,245	125,204
HFF, Inc., Class A	10,883	494,959
Kennedy-Wilson Holdings, Inc.	35,214	724,352
Marcus & Millichap, Inc. (A)	6,600	203,610
Newmark Group, Inc., Class A	41,563	373,236
Rafael Holdings, Inc., Class B (A)	3,233	92,949
RE/MAX Holdings, Inc., Class A	5,223	160,659
Realogy Holdings Corp.	32,725	236,929
Redfin Corp. (A)(B)	25,508	458,634
Tejon Ranch Company (A)	6,656	110,423
The RMR Group, Inc., Class A	2,128	99,973
The St. Joe Company (A)	9,986	172,558
		3,999,547
		44,069,721
Utilities – 3.7%
Electric utilities – 1.0%
ALLETE, Inc.	14,614	1,216,031
El Paso Electric Company	11,567	756,482
Genie Energy, Ltd., B Shares	5,338	56,850
MGE Energy, Inc.	10,065	735,550
Otter Tail Corp.	11,029	582,441
PNM Resources, Inc.	22,549	1,147,970
Portland General Electric Company	25,211	1,365,680
Spark Energy, Inc., Class A	4,328	48,430
		5,909,434
Gas utilities – 1.2%
Chesapeake Utilities Corp.	4,516	429,110
New Jersey Resources Corp.	25,095	1,248,978
Northwest Natural Holding Company	8,259	574,001
ONE Gas, Inc.	14,708	1,328,132
RGC Resources, Inc.	2,445	74,621
South Jersey Industries, Inc.	26,397	890,371
Southwest Gas Holdings, Inc.	15,047	1,348,512
Spire, Inc.	13,938	1,169,677
		7,063,402
Independent power and renewable electricity producers – 0.4%
Atlantic Power Corp. (A)	37,148	89,898
Clearway Energy, Inc., Class A	11,026	178,401
Clearway Energy, Inc., Class C	19,976	336,795
Ormat Technologies, Inc.	11,237	712,313
Pattern Energy Group, Inc., Class A	25,614	591,427
TerraForm Power, Inc., Class A	20,993	300,200
		2,209,034
Multi-utilities – 0.6%
Avista Corp.	18,626	830,720
Black Hills Corp.	17,063	1,333,815
NorthWestern Corp.	14,248	1,027,993
Unitil Corp.	4,267	255,551
		3,448,079
Water utilities – 0.5%
American States Water Company	10,352	778,884
AquaVenture Holdings, Ltd. (A)	3,945	78,782
Artesian Resources Corp., Class A	2,628	97,683
Cadiz, Inc. (A)(B)	5,224	58,770
California Water Service Group	13,694	693,327
Connecticut Water Service, Inc.	3,581	249,667
Consolidated Water Company, Ltd.	6,004	85,617
Middlesex Water Company	4,715	279,364

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
SJW Group	7,551	$458,874
The York Water Company	3,985	142,344
		2,923,312
		21,553,261
TOTAL COMMON STOCKS (Cost $466,457,517)		$570,903,687
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000% (B)	1,451	36,057
TOTAL PREFERRED SECURITIES (Cost $7,218)		$36,057
RIGHTS – 0.0%
Hertz Global Holdings, Inc. (Expiration Date: 7-12-19; Strike Price: $12.95) (A)(B)	15,335	29,903
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(C)(D)	88,114	22,716
TOTAL RIGHTS (Cost $48,297)		$52,619
SECURITIES LENDING COLLATERAL – 3.6%
John Hancock Collateral Trust, 2.4614% (E)(F)	2,103,206	21,047,627
TOTAL SECURITIES LENDING COLLATERAL (Cost $21,047,061)		$21,047,627
SHORT-TERM INVESTMENTS – 2.5%
U.S. Government Agency – 1.7%
Federal Home Loan Bank Discount Note 2.345%, 08/28/2019 *	$10,000,000	9,964,394
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.8%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $5,030,545 on 7-1-19, collateralized by $5,090,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $5,134,227, including interest)	$5,030,000	$5,030,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,992,219)		$14,994,394
Total Investments (Small Cap Index Trust) (Cost $502,552,312) – 103.5%		$607,034,384
Other assets and liabilities, net – (3.5%)		(20,770,740)
TOTAL NET ASSETS – 100.0%		$586,263,644
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	211	Long	Sep 2019	$16,243,768	$16,532,905	$289,137
						$289,137

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Communication services – 2.3%
Diversified telecommunication services – 0.2%
ATN International, Inc.	1,524	$87,981
Cincinnati Bell, Inc. (A)	1,172	5,801
Consolidated Communications Holdings, Inc.	2,508	12,364
Frontier Communications Corp. (A)(B)	7,744	13,552
Iridium Communications, Inc. (A)	9,684	225,250
		344,948
Entertainment – 0.3%
AMC Entertainment Holdings, Inc., Class A	4,473	41,733
Ballantyne Strong, Inc. (A)	1,114	3,598
Cinemark Holdings, Inc.	2,122	76,604
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
IMAX Corp. (A)	2,820	$56,964
Lions Gate Entertainment Corp., Class A	4,062	49,760
Lions Gate Entertainment Corp., Class B	5,798	67,315
Reading International, Inc., Class A (A)	1,100	14,278
The Marcus Corp.	2,916	96,111
		406,363
Interactive media and services – 0.2%
Cars.com, Inc. (A)	6,379	125,794
DHI Group, Inc. (A)	5,212	18,607
Liberty TripAdvisor Holdings, Inc., Class A (A)	4,522	56,073
The Meet Group, Inc. (A)	2,642	9,194

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Yelp, Inc. (A)	535	$18,286
		227,954
Media – 1.3%
A.H. Belo Corp., Class A	4,238	15,638
Beasley Broadcast Group, Inc., Class A	502	1,616
Emerald Expositions Events, Inc.	701	7,816
Entercom Communications Corp., Class A	1,442	8,364
Entravision Communications Corp., Class A	5,075	15,834
Gannett Company, Inc.	8,543	69,711
Gray Television, Inc. (A)	7,587	124,351
Hemisphere Media Group, Inc. (A)	951	12,287
John Wiley & Sons, Inc., Class A	1,759	80,668
Liberty Latin America, Ltd., Class A (A)	2,622	45,177
Liberty Latin America, Ltd., Class C (A)	5,793	99,582
Media General, Inc. (A)(C)	292	28
Meredith Corp.	3,097	170,521
New Media Investment Group, Inc.	2,560	24,166
News Corp., Class A	20,691	279,122
News Corp., Class B	10,415	145,393
Nexstar Media Group, Inc., Class A	2,212	223,412
Salem Media Group, Inc.	4,439	10,787
Scholastic Corp.	2,233	74,225
Sinclair Broadcast Group, Inc., Class A	1,839	98,626
TEGNA, Inc.	6,933	105,035
The EW Scripps Company, Class A	5,843	89,339
Tribune Media Company, Class A	1,811	83,704
		1,785,402
Wireless telecommunication services – 0.3%
Spok Holdings, Inc.	3,863	58,100
Telephone & Data Systems, Inc.	9,768	296,947
United States Cellular Corp. (A)	3,059	136,646
		491,693
		3,256,360
Consumer discretionary – 13.6%
Auto components – 2.2%
Adient PLC	4,046	98,196
American Axle & Manufacturing Holdings, Inc. (A)	7,509	95,815
BorgWarner, Inc.	8,453	354,857
Cooper Tire & Rubber Company	5,058	159,580
Cooper-Standard Holdings, Inc. (A)	1,311	60,070
Dana, Inc.	3,541	70,608
Fox Factory Holding Corp. (A)	11,588	956,126
Gentex Corp.	8,551	210,440
Gentherm, Inc. (A)	1,190	49,778
Horizon Global Corp. (A)	878	3,152
Lear Corp.	2,789	388,424
Modine Manufacturing Company (A)	6,862	98,195
Motorcar Parts of America, Inc. (A)	1,585	33,935
Shiloh Industries, Inc. (A)	1,515	7,378
Standard Motor Products, Inc.	3,063	138,876
Stoneridge, Inc. (A)	1,672	52,752
Strattec Security Corp.	924	22,268
Superior Industries International, Inc.	3,067	10,612
Tenneco, Inc., Class A	1,350	14,972
The Goodyear Tire & Rubber Company	14,684	224,665
Tower International, Inc.	1,403	27,359
		3,078,058
Automobiles – 0.1%
Harley-Davidson, Inc.	1,902	68,149
Thor Industries, Inc.	1,297	75,810
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Winnebago Industries, Inc.	1,336	$51,636
		195,595
Distributors – 0.4%
Core-Mark Holding Company, Inc.	1,227	48,736
Pool Corp.	2,521	481,511
Weyco Group, Inc.	1,316	35,150
		565,397
Diversified consumer services – 1.6%
Adtalem Global Education, Inc. (A)	5,378	242,279
American Public Education, Inc. (A)	1,450	42,891
Career Education Corp. (A)	3,146	59,994
Carriage Services, Inc.	1,797	34,161
Graham Holdings Company, Class B	458	316,034
Grand Canyon Education, Inc. (A)	10,742	1,257,029
Houghton Mifflin Harcourt Company (A)	5,833	33,598
K12, Inc. (A)	3,438	104,550
Laureate Education, Inc., Class A (A)	1,275	20,030
Lincoln Educational Services Corp. (A)	1,100	2,541
Regis Corp. (A)	3,827	63,528
Universal Technical Institute, Inc. (A)	3,087	10,588
Zovio, Inc. (A)	3,463	12,398
		2,199,621
Hotels, restaurants and leisure – 1.6%
Aramark	9,889	356,597
Ark Restaurants Corp.	64	1,309
BBX Capital Corp.	1,743	8,558
Biglari Holdings, Inc., Class A (A)	3	1,592
Biglari Holdings, Inc., Class B (A)	102	10,594
Boyd Gaming Corp.	873	23,519
Carrols Restaurant Group, Inc. (A)	1,688	15,243
Churchill Downs, Inc.	5,590	643,241
Chuy's Holdings, Inc. (A)	15,932	365,161
Del Frisco's Restaurant Group, Inc. (A)	1,609	12,808
Del Taco Restaurants, Inc. (A)	2,438	31,255
Dine Brands Global, Inc.	212	20,240
Dover Motorsports, Inc.	400	832
El Pollo Loco Holdings, Inc. (A)	2,613	27,855
Eldorado Resorts, Inc. (A)	683	31,466
Fiesta Restaurant Group, Inc. (A)	1,348	17,713
FRD Acquisition Company (A)(C)	5,160	3,493
International Game Technology PLC	6,958	90,245
Luby's, Inc. (A)	6,251	6,751
Marriott Vacations Worldwide Corp.	2,402	231,553
Monarch Casino & Resort, Inc. (A)	1,278	54,622
Playa Hotels & Resorts NV (A)	1,326	10,223
Potbelly Corp. (A)	2,073	10,552
RCI Hospitality Holdings, Inc.	1,603	28,069
Red Lion Hotels Corp. (A)	3,000	21,330
Red Robin Gourmet Burgers, Inc. (A)	1,300	39,741
Speedway Motorsports, Inc.	5,924	109,890
		2,174,452
Household durables – 2.0%
Bassett Furniture Industries, Inc.	2,333	35,578
Cavco Industries, Inc. (A)	606	95,469
Century Communities, Inc. (A)	1,640	43,591
CSS Industries, Inc.	976	4,763
Emerson Radio Corp. (A)	4,869	5,015
Ethan Allen Interiors, Inc.	1,706	35,928
Flexsteel Industries, Inc.	1,750	29,855
Hooker Furniture Corp.	2,121	43,735
KB Home	6,043	155,486
La-Z-Boy, Inc.	5,818	178,380
Libbey, Inc. (A)	1,103	2,052
Lifetime Brands, Inc.	2,931	27,727

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
M/I Homes, Inc. (A)	2,195	$62,645
MDC Holdings, Inc.	5,177	169,702
Meritage Homes Corp. (A)	3,432	176,199
Newell Brands, Inc.	16,884	260,351
PulteGroup, Inc.	11,582	366,223
Taylor Morrison Home Corp., Class A (A)	5,267	110,396
The New Home Company, Inc. (A)	831	3,199
Toll Brothers, Inc.	15,015	549,849
TopBuild Corp. (A)	2,306	190,845
TRI Pointe Group, Inc. (A)	16,198	193,890
Universal Electronics, Inc. (A)	521	21,371
VOXX International Corp. (A)	3,131	13,025
William Lyon Homes, Class A (A)	2,694	49,112
		2,824,386
Internet and direct marketing retail – 0.3%
1-800-Flowers.com, Inc., Class A (A)	3,234	61,058
Liberty Expedia Holdings, Inc., Series A (A)	2,172	103,800
Liquidity Services, Inc. (A)	1,691	10,298
Qurate Retail, Inc. (A)	17,318	214,570
The Rubicon Project, Inc. (A)	4,652	29,587
		419,313
Leisure products – 0.4%
Acushnet Holdings Corp.	537	14,102
American Outdoor Brands Corp. (A)	859	7,740
Brunswick Corp.	3,359	154,145
Callaway Golf Company	9,628	165,216
Escalade, Inc.	3,529	40,478
JAKKS Pacific, Inc. (A)	2,278	1,595
Johnson Outdoors, Inc., Class A	1,241	92,541
Nautilus, Inc. (A)	1,580	3,492
Vista Outdoor, Inc. (A)	3,475	30,858
		510,167
Multiline retail – 0.8%
Big Lots, Inc.	1,102	31,528
Dillard's, Inc., Class A (B)	2,839	176,813
J.C. Penney Company, Inc. (A)(B)	23,315	26,579
Kohl's Corp.	1,039	49,404
Macy's, Inc.	15,246	327,179
Ollie's Bargain Outlet Holdings, Inc. (A)	5,300	461,683
Tuesday Morning Corp. (A)	2,100	3,549
		1,076,735
Specialty retail – 3.3%
Aaron's, Inc.	4,540	278,801
Abercrombie & Fitch Company, Class A	5,916	94,893
American Eagle Outfitters, Inc.	7,348	124,181
America's Car-Mart, Inc. (A)	1,063	91,503
Ascena Retail Group, Inc. (A)	11,786	7,189
At Home Group, Inc. (A)	448	2,984
AutoNation, Inc. (A)	8,182	343,153
Barnes & Noble Education, Inc. (A)	6,174	20,745
Barnes & Noble, Inc.	6,995	46,797
Bed Bath & Beyond, Inc. (B)	9,468	110,018
Big 5 Sporting Goods Corp. (B)	2,004	3,908
Boot Barn Holdings, Inc. (A)	2,280	81,259
Build-A-Bear Workshop, Inc. (A)	2,470	13,807
Caleres, Inc.	4,873	97,070
Chico's FAS, Inc.	9,163	30,879
Citi Trends, Inc.	1,533	22,412
Conn's, Inc. (A)	76	1,354
Designer Brands, Inc., Class A	6,370	122,113
Dick's Sporting Goods, Inc.	4,295	148,736
Express, Inc. (A)	3,676	10,035
Five Below, Inc. (A)	6,917	830,178
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Foot Locker, Inc.	5,430	$227,626
Francesca's Holdings Corp. (A)	1,431	708
GameStop Corp., Class A (B)	10,093	55,209
Genesco, Inc. (A)	2,034	86,018
Group 1 Automotive, Inc.	1,693	138,640
Guess?, Inc.	6,368	102,843
Haverty Furniture Companies, Inc.	1,920	32,698
Hibbett Sports, Inc. (A)	1,307	23,787
Lithia Motors, Inc., Class A	4,410	523,820
MarineMax, Inc. (A)	2,496	41,034
Office Depot, Inc.	33,557	69,127
Party City Holdco, Inc. (A)	633	4,640
Penske Automotive Group, Inc.	5,391	254,994
Pier 1 Imports, Inc. (A)(B)	336	2,527
Rent-A-Center, Inc. (A)	1,084	28,867
RTW RetailWinds, Inc. (A)	5,638	9,585
Shoe Carnival, Inc. (B)	1,632	45,043
Signet Jewelers, Ltd.	4,374	78,207
Sonic Automotive, Inc., Class A	1,811	42,287
Tandy Leather Factory, Inc. (A)	1,690	9,295
The Cato Corp., Class A	1,957	24,110
The Gap, Inc.	11,572	207,949
Tile Shop Holdings, Inc.	1,300	5,200
Tilly's, Inc., Class A	712	5,433
Trans World Entertainment Corp. (A)	6,243	1,561
Urban Outfitters, Inc. (A)	4,660	106,015
Vitamin Shoppe, Inc. (A)	1,983	7,813
Zumiez, Inc. (A)	2,122	55,384
		4,672,435
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	4,430	153,632
Culp, Inc.	334	6,346
Deckers Outdoor Corp. (A)	1,247	219,435
Delta Apparel, Inc. (A)	500	11,590
Fossil Group, Inc. (A)	1,707	19,631
G-III Apparel Group, Ltd. (A)	3,397	99,940
Lakeland Industries, Inc. (A)	1,110	12,432
Movado Group, Inc.	1,758	47,466
Oxford Industries, Inc.	6,123	464,123
PVH Corp.	900	85,176
Rocky Brands, Inc.	1,478	40,320
Superior Group of Companies, Inc.	663	11,357
Unifi, Inc. (A)	2,910	52,875
Vera Bradley, Inc. (A)	2,034	24,408
		1,248,731
		18,964,890
Consumer staples – 3.4%
Beverages – 0.0%
Craft Brew Alliance, Inc. (A)	2,909	40,697
Food and staples retailing – 1.2%
Casey's General Stores, Inc.	247	38,530
Ingles Markets, Inc., Class A	2,495	77,669
Natural Grocers by Vitamin Cottage, Inc. (A)	1,014	10,191
Performance Food Group Company (A)	12,459	498,734
PriceSmart, Inc.	5,038	257,543
Rite Aid Corp. (A)(B)	624	4,998
SpartanNash Company	4,194	48,944
The Andersons, Inc.	3,784	103,076
The Chefs' Warehouse, Inc. (A)	1,493	52,360
United Natural Foods, Inc. (A)	3,818	34,247
US Foods Holding Corp. (A)	11,785	421,432
Village Super Market, Inc., Class A	685	18,159

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Weis Markets, Inc.	3,071	$111,815
		1,677,698
Food products – 1.7%
Alico, Inc.	341	10,346
B&G Foods, Inc. (B)	1,941	40,373
Bunge, Ltd.	6,695	372,978
Cal-Maine Foods, Inc.	831	34,669
Darling Ingredients, Inc. (A)	13,547	269,450
Dean Foods Company	8,717	8,053
Farmer Brothers Company (A)	1,069	17,500
Fresh Del Monte Produce, Inc.	3,135	84,488
Hostess Brands, Inc. (A)	3,408	49,212
Ingredion, Inc.	2,490	205,400
John B. Sanfilippo & Son, Inc.	787	62,716
Landec Corp. (A)	3,130	29,328
Limoneira Company	199	3,968
Pilgrim's Pride Corp. (A)	1,655	42,020
Post Holdings, Inc. (A)	4,039	419,935
Sanderson Farms, Inc.	2,059	281,177
Seaboard Corp.	58	239,931
Seneca Foods Corp., Class A (A)	1,409	39,212
The Simply Good Foods Company (A)	491	11,823
TreeHouse Foods, Inc. (A)	2,369	128,163
		2,350,742
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	41,853
Central Garden & Pet Company, Class A (A)	4,142	102,059
Oil-Dri Corp. of America	531	18,075
Spectrum Brands Holdings, Inc.	1,019	54,792
		216,779
Personal products – 0.2%
Coty, Inc., Class A	15,267	204,578
Edgewell Personal Care Company (A)	1,909	51,448
Inter Parfums, Inc.	385	25,599
Mannatech, Inc.	276	4,689
Natural Alternatives International, Inc. (A)	200	2,332
		288,646
Tobacco – 0.1%
Universal Corp.	2,175	132,175
		4,706,737
Energy – 5.4%
Energy equipment and services – 1.6%
Apergy Corp. (A)	798	26,765
Archrock, Inc.	9,027	95,686
Basic Energy Services, Inc. (A)	1,957	3,718
C&J Energy Services, Inc. (A)	757	8,917
CARBO Ceramics, Inc. (A)(B)	883	1,192
Dawson Geophysical Company (A)	3,948	9,870
Diamond Offshore Drilling, Inc. (A)(B)	2,100	18,627
Dril-Quip, Inc. (A)	3,610	173,280
Ensco Rowan PLC, Class A	15,279	130,330
Era Group, Inc. (A)	4,560	38,030
Exterran Corp. (A)	4,737	67,360
Forum Energy Technologies, Inc. (A)	6,662	22,784
Frank's International NV (A)	2,644	14,436
Geospace Technologies Corp. (A)	516	7,797
Gulf Island Fabrication, Inc. (A)	3,019	21,435
Helix Energy Solutions Group, Inc. (A)	14,129	121,933
Helmerich & Payne, Inc.	4,114	208,251
Hornbeck Offshore Services, Inc. (A)	5,300	6,625
Keane Group, Inc. (A)	770	5,174
KLX Energy Services Holdings, Inc. (A)	1,865	38,102
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Matrix Service Company (A)	2,731	$55,330
McDermott International, Inc. (A)(B)	10,254	99,054
Mitcham Industries, Inc. (A)	2,431	9,602
Nabors Industries, Ltd.	29,897	86,701
Natural Gas Services Group, Inc. (A)	2,620	43,230
Newpark Resources, Inc. (A)	12,359	91,704
Nine Energy Service, Inc. (A)	425	7,365
Noble Corp. PLC (A)	17,780	33,249
Oceaneering International, Inc. (A)	8,109	165,343
Oil States International, Inc. (A)	4,041	73,950
Patterson-UTI Energy, Inc.	14,112	162,429
Pioneer Energy Services Corp. (A)	7,371	1,864
ProPetro Holding Corp. (A)	1,331	27,552
RPC, Inc.	2,090	15,069
SEACOR Holdings, Inc. (A)	2,419	114,927
SEACOR Marine Holdings, Inc. (A)	2,432	36,383
Select Energy Services, Inc., Class A (A)	999	11,598
Superior Energy Services, Inc. (A)	14,062	18,281
TETRA Technologies, Inc. (A)	4,581	7,467
Tidewater, Inc. (A)	391	9,181
Transocean, Ltd. (A)	13,252	84,945
U.S. Silica Holdings, Inc. (B)	4,282	54,767
		2,230,303
Oil, gas and consumable fuels – 3.8%
Adams Resources & Energy, Inc.	724	24,819
Alta Mesa Resources, Inc., Class A (A)	1,844	269
Antero Midstream Corp.	4,720	54,091
Antero Resources Corp. (A)	20,791	114,974
Arch Coal, Inc., Class A	1,502	141,503
Ardmore Shipping Corp. (A)	1,174	9,568
Bonanza Creek Energy, Inc. (A)	1,183	24,701
Callon Petroleum Company (A)	13,440	88,570
Carrizo Oil & Gas, Inc. (A)	848	8,497
Centennial Resource Development, Inc., Class A (A)	11,699	88,795
Cimarex Energy Company	3,374	200,179
Clean Energy Fuels Corp. (A)	11,526	30,774
CNX Resources Corp. (A)	18,164	132,779
CONSOL Energy, Inc. (A)	2,270	60,405
Contango Oil & Gas Company (A)	3,786	6,588
Contura Energy, Inc. (A)	223	11,574
Delek US Holdings, Inc.	6,745	273,307
Denbury Resources, Inc. (A)	19,778	24,525
DHT Holdings, Inc.	3,733	22,062
Dorian LPG, Ltd. (A)	2,153	19,420
EnLink Midstream LLC	12,938	130,544
Extraction Oil & Gas, Inc. (A)(B)	3,404	14,739
GasLog, Ltd.	2,719	39,154
Green Plains, Inc.	5,268	56,789
Gulfport Energy Corp. (A)	10,592	52,007
Halcon Resources Corp. (A)	4,689	829
HighPoint Resources Corp. (A)	7,216	13,133
HollyFrontier Corp.	5,774	267,221
International Seaways, Inc. (A)	1,434	27,246
Jagged Peak Energy, Inc. (A)	1,011	8,361
Kosmos Energy, Ltd.	7,806	48,944
Laredo Petroleum, Inc. (A)	1,132	3,283
Matador Resources Company (A)	27,454	545,786
Midstates Petroleum Company, Inc. (A)	761	4,482
Montage Resources Corp. (A)	615	3,752
Murphy Oil Corp.	14,395	354,837
NACCO Industries, Inc., Class A	700	36,358
Oasis Petroleum, Inc. (A)	18,941	107,585
Overseas Shipholding Group, Inc., Class A (A)	861	1,619

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Panhandle Oil and Gas, Inc., Class A	557	$7,263
Par Pacific Holdings, Inc. (A)	1,947	39,952
Parsley Energy, Inc., Class A (A)	14,262	271,121
PBF Energy, Inc., Class A	9,324	291,841
PDC Energy, Inc. (A)	4,532	163,424
Peabody Energy Corp.	6,070	146,287
Penn Virginia Corp. (A)	651	19,973
QEP Resources, Inc. (A)	13,169	95,212
Range Resources Corp.	13,645	95,242
Renewable Energy Group, Inc. (A)	4,097	64,978
REX American Resources Corp. (A)	268	19,537
Ring Energy, Inc. (A)	2,739	8,902
SandRidge Energy, Inc. (A)	1,746	12,082
Scorpio Tankers, Inc.	1,693	49,977
SemGroup Corp., Class A	4,266	51,192
Ship Finance International, Ltd.	3,492	43,685
SilverBow Resources, Inc. (A)	324	4,487
SM Energy Company	6,189	77,486
Southwestern Energy Company (A)	23,534	74,367
SRC Energy, Inc. (A)	18,334	90,937
Talos Energy, Inc. (A)	515	12,386
Teekay Corp.	286	984
Teekay Tankers, Ltd., Class A (A)	9,278	11,876
Unit Corp. (A)	6,259	55,643
Whiting Petroleum Corp. (A)(B)	4,753	88,786
World Fuel Services Corp.	3,769	135,533
WPX Energy, Inc. (A)	22,256	256,167
		5,243,389
		7,473,692
Financials – 21.9%
Banks – 12.1%
1st Source Corp.	2,392	110,989
Allegiance Bancshares, Inc. (A)	308	10,269
American National Bankshares, Inc.	991	38,401
American River Bankshares	2,249	27,573
Ameris Bancorp	17,049	668,150
Arrow Financial Corp.	416	14,448
Associated Banc-Corp.	16,632	351,600
Atlantic Capital Bancshares, Inc. (A)	667	11,419
Atlantic Union Bankshares Corp.	16,527	583,899
Banc of California, Inc.	1,420	19,837
BancFirst Corp.	1,658	92,284
BancorpSouth Bank	2,714	78,815
Bank of Commerce Holdings	3,606	38,548
Bank of Marin Bancorp	542	22,233
Bank OZK	4,140	124,573
BankFinancial Corp.	2,146	30,023
BankUnited, Inc.	2,464	83,135
Banner Corp.	3,129	169,435
Bar Harbor Bankshares	2,109	56,078
BCB Bancorp, Inc.	1,477	20,456
Berkshire Hills Bancorp, Inc.	4,660	146,277
Boston Private Financial Holdings, Inc.	7,971	96,210
Bridge Bancorp, Inc.	1,057	31,139
Brookline Bancorp, Inc.	7,510	115,504
Bryn Mawr Bank Corp.	1,969	73,483
C&F Financial Corp.	627	34,240
Cadence BanCorp	4,097	85,218
California First National Bancorp	1,653	26,117
Camden National Corp.	1,722	78,988
Capital City Bank Group, Inc.	1,865	46,345
Carolina Financial Corp.	1,115	39,125
CenterState Bank Corp.	1,762	40,579
Central Pacific Financial Corp.	2,960	88,682
Century Bancorp, Inc., Class A	497	43,686
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Chemical Financial Corp.	3,971	$163,248
Chemung Financial Corp.	966	46,696
CIT Group, Inc.	4,212	221,298
City Holding Company	481	36,681
Civista Bancshares, Inc.	514	11,539
CNB Financial Corp.	1,962	55,407
Columbia Banking System, Inc.	3,819	138,171
Community Bank System, Inc.	1,157	76,177
Community Trust Bancorp, Inc.	1,888	79,844
ConnectOne Bancorp, Inc.	1,273	28,846
Customers Bancorp, Inc. (A)	2,391	50,211
CVB Financial Corp.	2,662	55,982
Eagle Bancorp, Inc.	1,535	83,090
Enterprise Bancorp, Inc.	246	7,801
Enterprise Financial Services Corp.	1,453	60,445
Equity Bancshares, Inc., Class A (A)	697	18,582
Fidelity Southern Corp.	3,081	95,419
Financial Institutions, Inc.	1,481	43,171
First Bancorp (NC)	3,205	116,726
First Bancorp (PR)	25,069	276,762
First Bancorp, Inc.	1,769	47,498
First Busey Corp.	841	22,211
First Business Financial Services, Inc.	1,366	32,101
First Commonwealth Financial Corp.	10,189	137,246
First Community Bankshares, Inc.	2,201	74,306
First Financial Bancorp	9,165	221,976
First Financial Corp.	1,128	45,300
First Financial Northwest, Inc.	1,100	15,565
First Foundation, Inc.	1,677	22,539
First Hawaiian, Inc.	779	20,153
First Horizon National Corp.	12,649	188,850
First Internet Bancorp	377	8,121
First Interstate BancSystem, Inc., Class A	1,946	77,081
First Merchants Corp.	3,883	147,166
First Mid Bancshares, Inc.	349	12,187
First Midwest Bancorp, Inc.	7,500	153,525
First Northwest Bancorp	800	13,000
Flushing Financial Corp.	3,421	75,946
FNB Corp.	18,182	214,002
Franklin Financial Network, Inc.	633	17,635
Fulton Financial Corp.	13,097	214,398
German American Bancorp, Inc.	302	9,096
Great Southern Bancorp, Inc.	1,329	79,541
Great Western Bancorp, Inc.	3,593	128,342
Hancock Whitney Corp.	7,019	281,181
Hanmi Financial Corp.	3,082	68,636
Heartland Financial USA, Inc.	2,428	108,604
Heritage Commerce Corp.	2,225	27,256
Heritage Financial Corp.	1,481	43,749
Hilltop Holdings, Inc.	6,466	137,532
Home BancShares, Inc.	618	11,903
HomeTrust Bancshares, Inc.	560	14,078
Hope Bancorp, Inc.	11,326	156,072
Horizon Bancorp, Inc.	3,249	53,089
IBERIABANK Corp.	3,855	292,402
Independent Bank Corp. (MA)	1,111	84,603
Independent Bank Corp. (MI)	206	4,489
Independent Bank Group, Inc.	1,479	81,286
International Bancshares Corp.	6,427	242,362
Investors Bancorp, Inc.	27,334	304,774
Lakeland Bancorp, Inc.	4,261	68,815
LegacyTexas Financial Group, Inc.	3,613	147,085
Macatawa Bank Corp.	5,091	52,234
MBT Financial Corp.	3,223	32,294
Mercantile Bank Corp.	1,266	41,246

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Midland States Bancorp, Inc.	670	$17,902
MidSouth Bancorp, Inc.	1,822	21,591
MidWestOne Financial Group, Inc.	1,343	37,550
National Bank Holdings Corp., Class A	1,336	48,497
NBT Bancorp, Inc.	3,823	143,401
Nicolet Bankshares, Inc. (A)	565	35,064
Northrim BanCorp, Inc.	1,530	54,560
Norwood Financial Corp.	1,188	41,354
OFG Bancorp	6,515	154,862
Old Line Bancshares, Inc.	601	15,993
Old National Bancorp	12,650	209,864
Old Second Bancorp, Inc.	2,721	34,747
Opus Bank	1,848	39,011
Pacific Mercantile Bancorp (A)	762	6,287
Pacific Premier Bancorp, Inc.	1,504	46,444
PacWest Bancorp	9,702	376,729
Peapack Gladstone Financial Corp.	1,625	45,695
Penns Woods Bancorp, Inc.	792	35,838
Peoples Bancorp, Inc.	2,153	69,456
People's United Financial, Inc.	34,274	575,118
People's Utah Bancorp	518	15,229
Pinnacle Financial Partners, Inc.	14,282	820,929
Popular, Inc.	7,939	430,611
Premier Financial Bancorp, Inc.	2,821	42,315
Prosperity Bancshares, Inc.	6,185	408,519
QCR Holdings, Inc.	1,211	42,228
Renasant Corp.	4,029	144,802
Republic Bancorp, Inc., Class A	1,724	85,769
S&T Bancorp, Inc.	3,436	128,781
Sandy Spring Bancorp, Inc.	2,800	97,664
Seacoast Banking Corp. of Florida (A)	1,191	30,299
Shore Bancshares, Inc.	2,225	36,357
Sierra Bancorp	2,175	58,986
Simmons First National Corp., Class A	6,232	144,956
South State Corp.	2,627	193,531
Southern First Bancshares, Inc. (A)	237	9,281
Southern National Bancorp of Virginia, Inc.	3,850	58,944
Southside Bancshares, Inc.	374	12,110
Sterling Bancorp	11,335	241,209
Synovus Financial Corp.	6,389	223,615
TCF Financial Corp.	11,539	239,896
Texas Capital Bancshares, Inc. (A)	1,938	118,935
The Bancorp, Inc. (A)	4,825	43,039
The First Bancshares, Inc.	311	9,436
The First of Long Island Corp.	1,039	20,863
TierOne Corp. (A)(C)	2,328	1
Towne Bank	4,414	120,414
TriCo Bancshares	721	27,254
TriState Capital Holdings, Inc. (A)	1,242	26,504
Triumph Bancorp, Inc. (A)	997	28,963
Trustmark Corp.	6,295	209,309
Umpqua Holdings Corp.	19,768	327,951
United Bankshares, Inc.	5,846	216,828
United Community Banks, Inc.	5,084	145,199
Univest Financial Corp.	2,460	64,600
Valley National Bancorp	20,233	218,112
Veritex Holdings, Inc.	1,574	40,845
Washington Trust Bancorp, Inc.	635	33,134
WesBanco, Inc.	5,689	219,311
Wintrust Financial Corp.	1,362	99,644
		16,841,665
Capital markets – 1.8%
Blucora, Inc. (A)	6,814	206,941
Cowen, Inc., Class A (A)	5,088	87,463
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
GAIN Capital Holdings, Inc. (B)	2,895	$11,956
Houlihan Lokey, Inc.	9,316	414,841
INTL. FCStone, Inc. (A)	1,705	67,501
Invesco, Ltd.	20,524	419,921
Janus Henderson Group PLC	10,100	216,140
Legg Mason, Inc.	7,564	289,550
Oppenheimer Holdings, Inc., Class A	1,974	53,732
Piper Jaffray Companies	686	50,949
Stifel Financial Corp.	9,473	559,475
Virtus Investment Partners, Inc.	418	44,893
Waddell & Reed Financial, Inc., Class A	5,265	87,768
		2,511,130
Consumer finance – 1.3%
Asta Funding, Inc. (A)	344	2,422
Encore Capital Group, Inc. (A)	12,764	432,317
Enova International, Inc. (A)	1,914	44,118
EZCORP, Inc., Class A (A)	3,087	29,234
LendingClub Corp. (A)	16,460	53,989
Navient Corp.	25,265	344,867
Nelnet, Inc., Class A	3,424	202,769
Nicholas Financial, Inc. (A)	75	705
OneMain Holdings, Inc.	3,439	116,273
PRA Group, Inc. (A)	1,882	52,959
Regional Management Corp. (A)	573	15,110
Santander Consumer USA Holdings, Inc.	18,561	444,722
World Acceptance Corp. (A)	618	101,420
		1,840,905
Diversified financial services – 0.4%
Cannae Holdings, Inc. (A)	2,391	69,291
First Eagle Private Credit LLC (A)(C)	5,739	1,490
Marlin Business Services Corp.	1,698	42,331
On Deck Capital, Inc. (A)	2,096	8,698
Voya Financial, Inc.	7,710	426,363
		548,173
Insurance – 4.3%
Ambac Financial Group, Inc. (A)	1,536	25,882
American Equity Investment Life Holding Company	8,399	228,117
American National Insurance Company	1,609	187,400
Argo Group International Holdings, Ltd.	3,591	265,914
Assurant, Inc.	3,128	332,757
Assured Guaranty, Ltd.	10,152	427,196
Athene Holding, Ltd., Class A (A)	5,286	227,615
Axis Capital Holdings, Ltd.	3,625	216,231
CNO Financial Group, Inc.	16,225	270,633
Donegal Group, Inc., Class A	2,876	43,917
EMC Insurance Group, Inc.	2,830	101,965
Employers Holdings, Inc.	2,717	114,848
Enstar Group, Ltd. (A)	779	135,764
FBL Financial Group, Inc., Class A	3,170	202,246
FedNat Holding Company	1,090	15,554
First American Financial Corp.	2,209	118,623
Genworth Financial, Inc., Class A (A)	14,291	53,020
Global Indemnity, Ltd.	1,990	61,610
Greenlight Capital Re, Ltd., Class A (A)	2,616	22,210
Hallmark Financial Services, Inc. (A)	4,008	57,034
HCI Group, Inc.	297	12,020
Heritage Insurance Holdings, Inc.	13,947	214,923
Horace Mann Educators Corp.	3,837	154,593
Independence Holding Company	2,247	87,004
Investors Title Company	189	31,563
James River Group Holdings, Ltd.	653	30,626
Kemper Corp.	1,335	115,197
Maiden Holdings, Ltd.	7,320	4,685

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
MBIA, Inc. (A)	10,305	$95,940
National General Holdings Corp.	6,267	143,765
National Western Life Group, Inc., Class A	221	56,797
Old Republic International Corp.	15,015	336,036
ProAssurance Corp.	2,100	75,831
Protective Insurance Corp., Class B	1,154	20,045
Reinsurance Group of America, Inc.	506	78,951
RenaissanceRe Holdings, Ltd.	1,028	182,994
Safety Insurance Group, Inc.	1,060	100,838
Selective Insurance Group, Inc.	2,424	181,533
State Auto Financial Corp.	4,187	146,545
Stewart Information Services Corp.	2,162	87,539
The Hanover Insurance Group, Inc.	972	124,708
Third Point Reinsurance, Ltd. (A)	2,292	23,653
United Fire Group, Inc.	2,197	106,467
United Insurance Holdings Corp.	1,482	21,133
Unum Group	11,366	381,329
White Mountains Insurance Group, Ltd.	119	121,554
		6,044,805
Thrifts and mortgage finance – 2.0%
Axos Financial, Inc. (A)	669	18,230
Capitol Federal Financial, Inc.	13,078	180,084
Dime Community Bancshares, Inc.	3,601	68,383
ESSA Bancorp, Inc.	897	13,679
Federal Agricultural Mortgage Corp., Class C	1,163	84,504
First Defiance Financial Corp.	2,220	63,425
Flagstar Bancorp, Inc.	5,241	173,687
Hingham Institution for Savings	106	20,989
Home Bancorp, Inc.	902	34,709
HomeStreet, Inc. (A)	1,732	51,336
HopFed Bancorp, Inc.	1,799	34,127
Kearny Financial Corp.	5,361	71,248
Meridian Bancorp, Inc.	1,625	29,071
Meta Financial Group, Inc.	2,895	81,205
Mr. Cooper Group, Inc. (A)	1,998	16,004
New York Community Bancorp, Inc.	28,861	288,033
NMI Holdings, Inc., Class A (A)	3,254	92,381
Northfield Bancorp, Inc.	4,819	75,225
Northwest Bancshares, Inc.	8,845	155,760
OceanFirst Financial Corp.	1,393	34,616
Oritani Financial Corp.	4,658	82,633
Provident Financial Holdings, Inc.	1,778	37,320
Provident Financial Services, Inc.	4,435	107,549
Prudential Bancorp, Inc.	1,696	32,088
Radian Group, Inc.	7,666	175,168
Riverview Bancorp, Inc.	5,483	46,825
Southern Missouri Bancorp, Inc.	1,012	35,248
Territorial Bancorp, Inc.	1,722	53,210
TrustCo Bank Corp.	9,134	72,341
United Community Financial Corp.	4,635	44,357
United Financial Bancorp, Inc.	4,950	70,191
Walker & Dunlop, Inc.	1,551	82,529
Washington Federal, Inc.	2,236	78,103
Waterstone Financial, Inc.	3,099	52,869
Western New England Bancorp, Inc.	4,739	44,262
WSFS Financial Corp.	3,099	127,989
		2,729,378
		30,516,056
Health care – 11.4%
Biotechnology – 2.6%
Achillion Pharmaceuticals, Inc. (A)	10,940	29,319
Acorda Therapeutics, Inc. (A)	3,542	27,167
Adverum Biotechnologies, Inc. (A)	5,950	70,746
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Aimmune Therapeutics, Inc. (A)	20,449	$425,748
AMAG Pharmaceuticals, Inc. (A)	1,505	15,035
Amicus Therapeutics, Inc. (A)	44,917	560,564
Anika Therapeutics, Inc. (A)	234	9,505
Ardelyx, Inc. (A)	2,294	6,171
Arena Pharmaceuticals, Inc. (A)	187	10,964
Biohaven Pharmaceutical Holding Company, Ltd. (A)	10,709	468,947
Calithera Biosciences, Inc. (A)	2,020	7,878
Chimerix, Inc. (A)	2,352	10,161
Concert Pharmaceuticals, Inc. (A)	1,198	14,376
Emergent BioSolutions, Inc. (A)	820	39,614
Five Prime Therapeutics, Inc. (A)	1,389	8,376
Global Blood Therapeutics, Inc. (A)	10,696	562,610
Myriad Genetics, Inc. (A)	1,802	50,060
PDL BioPharma, Inc. (A)	10,320	32,405
Portola Pharmaceuticals, Inc. (A)	13,046	353,938
Prothena Corp. PLC (A)	779	8,234
Retrophin, Inc. (A)	14,971	300,767
Sierra Oncology, Inc. (A)	1,150	644
Vericel Corp. (A)	32,789	619,384
Zafgen, Inc. (A)	88	105
		3,632,718
Health care equipment and supplies – 3.0%
AngioDynamics, Inc. (A)	6,177	121,625
AtriCure, Inc. (A)	19,393	578,687
Avanos Medical, Inc. (A)	3,800	165,718
Cardiovascular Systems, Inc. (A)	19,916	854,994
CONMED Corp.	1,956	167,375
FONAR Corp. (A)	463	9,959
Globus Medical, Inc., Class A (A)	15,752	666,310
ICU Medical, Inc. (A)	3,039	765,554
Integer Holdings Corp. (A)	2,544	213,492
Invacare Corp.	3,396	17,625
Kewaunee Scientific Corp.	83	1,589
Natus Medical, Inc. (A)	1,013	26,024
Orthofix Medical, Inc. (A)	241	12,744
RTI Surgical Holdings, Inc. (A)	4,931	20,957
Wright Medical Group NV (A)	17,574	524,057
		4,146,710
Health care providers and services – 2.1%
Acadia Healthcare Company, Inc. (A)	12,737	445,158
Addus HomeCare Corp. (A)	1,724	129,214
Brookdale Senior Living, Inc. (A)	14,058	101,358
Cross Country Healthcare, Inc. (A)	2,734	25,645
DaVita, Inc. (A)	5,529	311,062
Digirad Corp.	310	2,142
Diplomat Pharmacy, Inc. (A)	1,242	7,564
LHC Group, Inc. (A)	7,185	859,182
Magellan Health, Inc. (A)	2,490	184,833
MedCath Corp. (A)(C)	3,806	1,903
MEDNAX, Inc. (A)	6,772	170,858
National HealthCare Corp.	2,084	169,117
Owens & Minor, Inc.	5,919	18,941
Patterson Companies, Inc.	3,709	84,936
Premier, Inc., Class A (A)	1,546	60,464
Select Medical Holdings Corp. (A)	10,352	164,286
Surgery Partners, Inc. (A)	814	6,626
The Ensign Group, Inc.	1,957	111,392
The Providence Service Corp. (A)	887	50,861
Triple-S Management Corp., Class B (A)	2,626	62,630
		2,968,172
Health care technology – 0.7%
Allscripts Healthcare Solutions, Inc. (A)	9,018	104,879

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Evolent Health, Inc., Class A (A)	1,142	$9,079
HealthStream, Inc. (A)	1,369	35,402
HMS Holdings Corp. (A)	635	20,568
Medidata Solutions, Inc. (A)	8,468	766,439
Micron Solutions, Inc. (A)	200	490
NextGen Healthcare, Inc. (A)	878	17,472
		954,329
Life sciences tools and services – 0.9%
Bruker Corp.	9,607	479,870
Harvard Bioscience, Inc. (A)	6,562	13,124
Luminex Corp.	2,011	41,507
Medpace Holdings, Inc. (A)	300	19,626
Syneos Health, Inc. (A)	14,797	755,979
		1,310,106
Pharmaceuticals – 2.1%
Amphastar Pharmaceuticals, Inc. (A)	1,287	27,169
Assertio Therapeutics, Inc. (A)	2,796	9,646
Catalent, Inc. (A)	17,910	970,901
Cumberland Pharmaceuticals, Inc. (A)	956	6,090
Dova Pharmaceuticals, Inc. (A)	17,206	242,605
Endo International PLC (A)	2,935	12,092
GW Pharmaceuticals PLC, ADR (A)	2,721	469,073
Jazz Pharmaceuticals PLC (A)	1,772	252,616
Mallinckrodt PLC (A)(B)	6,663	61,166
Melinta Therapeutics, Inc. (A)	221	1,470
Otonomy, Inc. (A)	1,716	4,719
Perrigo Company PLC	6,737	320,816
Prestige Consumer Healthcare, Inc. (A)	1,934	61,269
Taro Pharmaceutical Industries, Ltd.	303	25,882
Tetraphase Pharmaceuticals, Inc. (A)	3,172	1,524
Zogenix, Inc. (A)	10,329	493,520
		2,960,558
		15,972,593
Industrials – 20.0%
Aerospace and defense – 1.1%
AAR Corp.	19,657	723,180
CPI Aerostructures, Inc. (A)	1,400	11,774
Cubic Corp.	2,425	156,364
Ducommun, Inc. (A)	1,674	75,447
Mercury Systems, Inc. (A)	3,184	223,994
Moog, Inc., Class A	2,179	203,976
National Presto Industries, Inc.	244	22,763
SIFCO Industries, Inc. (A)	1,000	2,890
Triumph Group, Inc.	1,361	31,167
Vectrus, Inc. (A)	608	24,660
Wesco Aircraft Holdings, Inc. (A)	7,177	79,665
		1,555,880
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	1,682	41,041
Atlas Air Worldwide Holdings, Inc. (A)	2,943	131,376
Echo Global Logistics, Inc. (A)	2,257	47,104
Forward Air Corp.	1,054	62,344
Hub Group, Inc., Class A (A)	3,911	164,184
Radiant Logistics, Inc. (A)	1,875	11,513
XPO Logistics, Inc. (A)	3,230	186,726
		644,288
Airlines – 1.1%
Alaska Air Group, Inc.	6,089	389,148
Copa Holdings SA, Class A	905	88,301
Hawaiian Holdings, Inc.	2,263	62,074
JetBlue Airways Corp. (A)	26,452	489,097
SkyWest, Inc.	4,751	288,243
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Spirit Airlines, Inc. (A)	5,299	$252,921
		1,569,784
Building products – 1.0%
American Woodmark Corp. (A)	200	16,924
Apogee Enterprises, Inc.	1,785	77,540
Armstrong Flooring, Inc. (A)	1,831	18,035
CSW Industrials, Inc.	571	38,914
Fortune Brands Home & Security, Inc.	1,150	65,700
Gibraltar Industries, Inc. (A)	3,659	147,677
Griffon Corp.	3,371	57,037
Insteel Industries, Inc.	1,989	41,411
JELD-WEN Holding, Inc. (A)	9,720	206,356
Masonite International Corp. (A)	1,546	81,443
Owens Corning	4,950	288,090
Quanex Building Products Corp.	3,929	74,219
Simpson Manufacturing Company, Inc.	377	25,055
Universal Forest Products, Inc.	6,426	244,574
		1,382,975
Commercial services and supplies – 1.7%
ABM Industries, Inc.	6,128	245,120
ACCO Brands Corp.	7,990	62,881
Acme United Corp.	733	16,551
ADT, Inc. (B)	4,173	25,539
ARC Document Solutions, Inc. (A)	3,098	6,320
Brady Corp., Class A	2,861	141,105
CECO Environmental Corp. (A)	1,395	13,378
Civeo Corp. (A)	8,078	13,894
Clean Harbors, Inc. (A)	2,857	203,133
Deluxe Corp.	836	33,992
Ennis, Inc.	3,208	65,828
Heritage-Crystal Clean, Inc. (A)	1,877	49,384
HNI Corp.	980	34,672
Hudson Technologies, Inc. (A)	3,750	3,224
LSC Communications, Inc.	1,500	5,505
Matthews International Corp., Class A	1,190	41,472
McGrath RentCorp	3,033	188,501
Mobile Mini, Inc.	4,727	143,843
Multi-Color Corp.	508	25,385
NL Industries, Inc. (A)	3,260	11,899
PICO Holdings, Inc. (A)	2,493	28,969
Ritchie Brothers Auctioneers, Inc.	18,863	626,629
SP Plus Corp. (A)	1,277	40,775
Steelcase, Inc., Class A	4,596	78,592
Team, Inc. (A)	2,106	32,264
UniFirst Corp.	441	83,159
Viad Corp.	2,118	140,296
Virco Manufacturing Corp.	1,200	5,604
VSE Corp.	1,368	39,248
		2,407,162
Construction and engineering – 2.0%
AECOM (A)	14,815	560,748
Aegion Corp. (A)	3,621	66,626
Ameresco, Inc., Class A (A)	5,087	74,932
Arcosa, Inc.	4,310	162,185
Argan, Inc.	604	24,498
Dycom Industries, Inc. (A)	3,835	225,766
EMCOR Group, Inc.	1,527	134,529
Fluor Corp.	726	24,459
Granite Construction, Inc.	4,459	214,835
Great Lakes Dredge & Dock Corp. (A)	9,500	104,880
IES Holdings, Inc. (A)	237	4,467
MasTec, Inc. (A)	4,355	224,413
MYR Group, Inc. (A)	2,443	91,246
Northwest Pipe Company (A)	1,706	43,981

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
NV5 Global, Inc. (A)	290	$23,606
Orion Group Holdings, Inc. (A)	4,263	11,425
Primoris Services Corp.	3,474	72,711
Quanta Services, Inc.	13,216	504,719
Sterling Construction Company, Inc. (A)	3,771	50,607
Tutor Perini Corp. (A)	6,222	86,299
Valmont Industries, Inc.	424	53,767
		2,760,699
Electrical equipment – 1.0%
AZZ, Inc.	1,638	75,381
Encore Wire Corp.	2,766	162,032
EnerSys	335	22,948
LSI Industries, Inc.	4,131	15,078
Powell Industries, Inc.	1,244	47,272
Preformed Line Products Company	984	54,632
Regal Beloit Corp.	3,866	315,891
Sensata Technologies Holding PLC (A)	4,993	244,657
Sunrun, Inc. (A)	1,551	29,097
Thermon Group Holdings, Inc. (A)	18,659	478,603
Ultralife Corp. (A)	1,984	15,773
		1,461,364
Industrial conglomerates – 0.0%
Carlisle Companies, Inc.	579	81,297
Machinery – 5.0%
Actuant Corp., Class A	1,269	31,484
AGCO Corp.	4,505	349,453
Alamo Group, Inc.	1,644	164,285
Astec Industries, Inc.	2,911	94,782
Barnes Group, Inc.	2,872	161,808
Briggs & Stratton Corp.	4,976	50,954
Chart Industries, Inc. (A)	3,324	255,549
CIRCOR International, Inc. (A)	1,614	74,244
Colfax Corp. (A)	8,935	250,448
Columbus McKinnon Corp.	2,978	124,987
EnPro Industries, Inc.	503	32,112
ESCO Technologies, Inc.	2,987	246,786
Federal Signal Corp.	5,969	159,671
Franklin Electric Company, Inc.	2,501	118,798
FreightCar America, Inc. (A)	735	4,314
Gencor Industries, Inc. (A)	2,100	27,300
Graham Corp.	333	6,730
Helios Technologies, Inc.	6,388	296,467
Hurco Companies, Inc.	1,054	37,480
Hyster-Yale Materials Handling, Inc.	970	53,602
ITT, Inc.	3,495	228,853
John Bean Technologies Corp.	5,332	645,865
Kadant, Inc.	218	19,797
Kennametal, Inc.	1,872	69,245
LB Foster Company, Class A (A)	1,699	46,451
Lydall, Inc. (A)	338	6,828
Miller Industries, Inc.	2,106	64,760
Mueller Industries, Inc.	459	13,435
NN, Inc.	2,376	23,190
Oshkosh Corp.	2,757	230,182
Park-Ohio Holdings Corp.	749	24,410
Perma-Pipe International Holdings, Inc. (A)	1,100	10,010
RBC Bearings, Inc. (A)	4,816	803,357
Rexnord Corp. (A)	1,671	50,498
Spartan Motors, Inc.	43,607	477,933
SPX FLOW, Inc. (A)	2,346	98,204
Terex Corp.	1,593	50,020
The Eastern Company	1,471	41,217
The Gorman-Rupp Company	826	27,118
The Greenbrier Companies, Inc.	3,369	102,418
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The LS Starrett Company, Class A (A)	1,530	$10,129
The Manitowoc Company, Inc. (A)	2,882	51,300
The Timken Company	2,536	130,198
Titan International, Inc.	3,936	19,247
TriMas Corp. (A)	1,856	57,480
Trinity Industries, Inc.	12,930	268,298
Twin Disc, Inc. (A)	1,650	24,915
Wabash National Corp.	3,712	60,394
Woodward, Inc.	6,777	766,885
		6,963,891
Marine – 0.3%
Costamare, Inc.	3,754	19,258
Eagle Bulk Shipping, Inc. (A)	2,757	14,447
Genco Shipping & Trading, Ltd. (A)	1,028	8,676
Kirby Corp. (A)	2,641	208,639
Matson, Inc.	3,414	132,634
Scorpio Bulkers, Inc.	5,124	23,570
		407,224
Professional services – 2.3%
Acacia Research Corp. (A)	2,172	6,429
ASGN, Inc. (A)	1,215	73,629
CBIZ, Inc. (A)	7,630	149,472
CRA International, Inc.	1,251	47,951
Exponent, Inc.	15,274	894,140
Forrester Research, Inc.	11,289	530,922
FTI Consulting, Inc. (A)	3,048	255,544
GP Strategies Corp. (A)	1,125	16,965
Heidrick & Struggles International, Inc.	1,972	59,101
Hill International, Inc. (A)	3,275	8,843
Huron Consulting Group, Inc. (A)	1,611	81,162
ICF International, Inc.	2,238	162,926
InnerWorkings, Inc. (A)	3,056	11,674
Kelly Services, Inc., Class A	4,830	126,498
Korn Ferry	4,727	189,411
ManpowerGroup, Inc.	2,797	270,190
Mistras Group, Inc. (A)	1,232	17,704
Navigant Consulting, Inc.	3,955	91,716
Nielsen Holdings PLC	4,253	96,118
RCM Technologies, Inc. (A)	300	1,200
Resources Connection, Inc.	5,520	88,375
TrueBlue, Inc. (A)	2,519	55,569
		3,235,539
Road and rail – 1.7%
AMERCO	984	372,493
ArcBest Corp.	3,389	95,265
Covenant Transportation Group, Inc., Class A (A)	1,513	22,256
Genesee & Wyoming, Inc., Class A (A)	4,563	456,300
Hertz Global Holdings, Inc. (A)(B)	3,023	48,247
Knight-Swift Transportation Holdings, Inc.	15,083	495,326
Marten Transport, Ltd.	6,937	125,907
P.A.M. Transportation Services, Inc. (A)	975	60,450
Patriot Transportation Holding, Inc. (A)	450	7,637
Ryder System, Inc.	4,908	286,136
Saia, Inc. (A)	2,207	142,727
Schneider National, Inc., Class B	2,862	52,203
USA Truck, Inc. (A)	1,375	13,901
Werner Enterprises, Inc.	5,765	179,176
		2,358,024
Trading companies and distributors – 2.2%
Air Lease Corp.	10,421	430,804
Aircastle, Ltd.	4,971	105,683
Applied Industrial Technologies, Inc.	205	12,614
Beacon Roofing Supply, Inc. (A)	2,849	104,615

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
BMC Stock Holdings, Inc. (A)	2,274	$48,209
CAI International, Inc. (A)	1,738	43,137
DXP Enterprises, Inc. (A)	967	36,640
GATX Corp.	3,661	290,281
Houston Wire & Cable Company (A)	3,039	15,924
Kaman Corp.	2,465	156,996
Lawson Products, Inc. (A)	591	21,707
MRC Global, Inc. (A)	2,745	46,994
MSC Industrial Direct Company, Inc., Class A	345	25,620
NOW, Inc. (A)	9,114	134,523
Rush Enterprises, Inc., Class A	2,247	82,060
Rush Enterprises, Inc., Class B	1,545	57,026
SiteOne Landscape Supply, Inc. (A)	13,000	900,900
Textainer Group Holdings, Ltd. (A)	495	4,990
Titan Machinery, Inc. (A)	2,816	57,953
Transcat, Inc. (A)	1,532	39,204
Triton International, Ltd.	5,250	171,990
Univar, Inc. (A)	964	21,247
Veritiv Corp. (A)	889	17,264
WESCO International, Inc. (A)	4,092	207,260
Willis Lease Finance Corp. (A)	406	23,678
		3,057,319
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	2,843	115,255
		28,000,701
Information technology – 14.5%
Communications equipment – 0.8%
ADTRAN, Inc.	5,269	80,352
BK Technologies Corp.	2,100	9,030
CalAmp Corp. (A)	900	10,512
Calix, Inc. (A)	2,971	19,490
CommScope Holding Company, Inc. (A)	5,531	87,003
Communications Systems, Inc.	1,800	5,418
Comtech Telecommunications Corp.	3,221	90,542
Digi International, Inc. (A)	4,813	61,029
EchoStar Corp., Class A (A)	4,430	196,338
Finisar Corp. (A)(B)	7,372	168,598
Harmonic, Inc. (A)	4,356	24,176
Infinera Corp. (A)	8,291	24,127
InterDigital, Inc.	1,773	114,181
NETGEAR, Inc. (A)	3,391	85,758
NetScout Systems, Inc. (A)	5,458	138,579
Optical Cable Corp. (A)	931	3,836
Ribbon Communications, Inc. (A)	1,083	5,296
TESSCO Technologies, Inc.	1,750	31,255
		1,155,520
Electronic equipment, instruments and components – 4.9%
ADDvantage Technologies Group, Inc. (A)	428	676
Anixter International, Inc. (A)	2,372	141,632
Arlo Technologies, Inc. (A)	6,715	26,927
Arrow Electronics, Inc. (A)	9,245	658,891
Avnet, Inc.	12,911	584,481
AVX Corp.	14,148	234,857
Bel Fuse, Inc., Class B	1,641	28,176
Belden, Inc.	1,539	91,678
Benchmark Electronics, Inc.	3,813	95,783
Coherent, Inc. (A)	566	77,185
CTS Corp.	3,310	91,290
Daktronics, Inc.	3,929	24,242
ePlus, Inc. (A)	950	65,493
Fabrinet (A)	3,520	174,838
FARO Technologies, Inc. (A)	838	44,062
Flex, Ltd. (A)	22,654	216,785
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Frequency Electronics, Inc. (A)	1,783	$20,308
II-VI, Inc. (A)	4,816	176,073
Insight Enterprises, Inc. (A)	3,865	224,943
Jabil, Inc.	15,148	478,677
KEMET Corp.	4,206	79,115
Key Tronic Corp. (A)	1,900	9,462
Kimball Electronics, Inc. (A)	5,006	81,297
Knowles Corp. (A)	6,866	125,716
Methode Electronics, Inc.	1,177	33,627
MTS Systems Corp.	626	36,640
OSI Systems, Inc. (A)	1,504	169,396
PAR Technology Corp. (A)(B)	638	17,992
Park Electrochemical Corp.	2,083	34,765
PC Connection, Inc.	3,391	118,617
PCM, Inc. (A)	1,784	62,511
Plexus Corp. (A)	3,089	180,305
RF Industries, Ltd.	120	1,013
Richardson Electronics, Ltd.	2,384	13,350
Rogers Corp. (A)	5,477	945,221
Sanmina Corp. (A)	7,035	213,020
ScanSource, Inc. (A)	2,542	82,768
SMTC Corp. (A)	732	2,826
SYNNEX Corp.	3,945	388,188
Tech Data Corp. (A)	3,522	368,401
TTM Technologies, Inc. (A)	11,753	119,881
Vishay Intertechnology, Inc.	12,996	214,694
Vishay Precision Group, Inc. (A)	1,686	68,502
		6,824,304
IT services – 2.0%
CACI International, Inc., Class A (A)	1,477	302,179
Conduent, Inc. (A)	5,456	52,323
EPAM Systems, Inc. (A)	4,259	737,233
ExlService Holdings, Inc. (A)	5,726	378,660
KBR, Inc.	8,336	207,900
LiveRamp Holdings, Inc. (A)	1,735	84,113
ManTech International Corp., Class A	2,961	194,982
Perficient, Inc. (A)	2,608	89,507
Steel Connect, Inc. (A)	216	393
Sykes Enterprises, Inc. (A)	5,468	150,151
Virtusa Corp. (A)	12,987	577,012
		2,774,453
Semiconductors and semiconductor equipment – 3.2%
Alpha & Omega Semiconductor, Ltd. (A)	3,869	36,136
Amkor Technology, Inc. (A)	19,605	146,253
Amtech Systems, Inc. (A)	2,404	13,222
Axcelis Technologies, Inc. (A)	3,360	50,568
AXT, Inc. (A)	4,229	16,747
Brooks Automation, Inc.	4,413	171,004
Cabot Microelectronics Corp.	3,842	422,927
CEVA, Inc. (A)	663	16,144
Cirrus Logic, Inc. (A)	1,828	79,884
Cohu, Inc.	5,602	86,439
Diodes, Inc. (A)	3,753	136,497
DSP Group, Inc. (A)	1,726	24,785
Entegris, Inc.	12,491	466,164
First Solar, Inc. (A)	3,148	206,761
FormFactor, Inc. (A)	1,299	20,355
GSI Technology, Inc. (A)	3,507	30,055
Kulicke & Soffa Industries, Inc.	7,615	171,718
MACOM Technology Solutions Holdings, Inc. (A)	13,760	208,189
MKS Instruments, Inc.	2,338	182,107
Nanometrics, Inc. (A)	1,358	47,136
NeoPhotonics Corp. (A)	3,808	15,917

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
ON Semiconductor Corp. (A)	18,385	$371,561
PDF Solutions, Inc. (A)	2,193	28,772
Photronics, Inc. (A)	10,302	84,476
Power Integrations, Inc.	5,737	459,993
Rambus, Inc. (A)	5,178	62,343
Rudolph Technologies, Inc. (A)	3,587	99,109
Silicon Laboratories, Inc. (A)	6,393	661,036
Synaptics, Inc. (A)	1,879	54,754
Ultra Clean Holdings, Inc. (A)	2,706	37,668
Veeco Instruments, Inc. (A)	2,996	36,611
Xperi Corp.	1,956	40,274
		4,485,605
Software – 3.1%
Aware, Inc. (A)	2,160	7,171
Bottomline Technologies DE, Inc. (A)	7,215	319,192
HubSpot, Inc. (A)	5,353	912,794
Mimecast, Ltd. (A)	19,071	890,806
Monotype Imaging Holdings, Inc.	1,489	25,075
OneSpan, Inc. (A)	1,048	14,850
Paylocity Holding Corp. (A)	10,805	1,013,725
Rapid7, Inc. (A)	18,990	1,098,382
RealNetworks, Inc. (A)	766	1,455
Seachange International, Inc. (A)	5,428	7,762
Synchronoss Technologies, Inc. (A)	2,743	21,697
TiVo Corp.	6,381	47,028
Verint Systems, Inc. (A)	598	32,160
		4,392,097
Technology hardware, storage and peripherals – 0.5%
AstroNova, Inc.	1,439	37,184
Electronics For Imaging, Inc. (A)	3,876	143,063
Stratasys, Ltd. (A)	2,906	85,349
Super Micro Computer, Inc. (A)	4,794	92,764
Xerox Corp.	8,939	316,530
		674,890
		20,306,869
Materials – 5.2%
Chemicals – 2.5%
American Vanguard Corp.	2,118	32,638
Balchem Corp.	7,815	781,266
Cabot Corp.	891	42,510
Core Molding Technologies, Inc. (A)	1,000	7,470
Element Solutions, Inc. (A)	14,525	150,189
Flotek Industries, Inc. (A)	1,771	5,862
FutureFuel Corp.	4,276	49,986
Hawkins, Inc.	730	31,689
HB Fuller Company	3,426	158,966
Huntsman Corp.	10,469	213,986
Innophos Holdings, Inc.	1,309	38,105
Innospec, Inc.	1,994	181,933
Intrepid Potash, Inc. (A)	5,049	16,965
Kraton Corp. (A)	3,085	95,851
LSB Industries, Inc. (A)	567	2,211
Minerals Technologies, Inc.	2,502	133,882
Olin Corp.	6,642	145,526
PolyOne Corp.	20,721	650,432
PQ Group Holdings, Inc. (A)	1,384	21,936
Rayonier Advanced Materials, Inc.	800	5,192
Stepan Company	1,533	140,898
The Mosaic Company	9,445	236,408
Trecora Resources (A)	2,774	26,547
Tredegar Corp.	1,654	27,489
Trinseo SA	690	29,215
Tronox Holdings PLC, Class A	4,982	63,670
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Westlake Chemical Corp.	2,235	$155,243
		3,446,065
Construction materials – 0.1%
Summit Materials, Inc., Class A (A)	5,018	96,597
United States Lime & Minerals, Inc.	686	54,880
		151,477
Containers and packaging – 0.3%
Graphic Packaging Holding Company	12,264	171,451
Greif, Inc., Class A	1,678	54,619
Greif, Inc., Class B	498	21,738
Sonoco Products Company	1,795	117,285
		365,093
Metals and mining – 1.7%
Alcoa Corp. (A)	9,078	212,516
Allegheny Technologies, Inc. (A)	4,065	102,438
Ampco-Pittsburgh Corp. (A)	1,644	6,625
Carpenter Technology Corp.	4,255	204,155
Century Aluminum Company (A)	6,579	45,461
Coeur Mining, Inc. (A)	5,562	24,139
Commercial Metals Company	5,611	100,156
Ferroglobe PLC	3,057	5,197
Friedman Industries, Inc.	1,511	10,517
Haynes International, Inc.	458	14,569
Hecla Mining Company	35,139	63,250
Materion Corp.	2,648	179,561
Nexa Resources SA	900	8,631
Olympic Steel, Inc.	2,383	32,528
Reliance Steel & Aluminum Company	6,723	636,130
Schnitzer Steel Industries, Inc., Class A	4,262	111,537
Steel Dynamics, Inc.	8,168	246,674
SunCoke Energy, Inc. (A)	6,433	57,125
Synalloy Corp.	2,039	31,849
TimkenSteel Corp. (A)	2,689	21,862
United States Steel Corp.	9,180	140,546
Universal Stainless & Alloy Products, Inc. (A)	1,562	24,992
Worthington Industries, Inc.	3,622	145,822
		2,426,280
Paper and forest products – 0.6%
Boise Cascade Company	2,384	67,014
Clearwater Paper Corp. (A)	1,597	29,529
Domtar Corp.	5,313	236,588
Louisiana-Pacific Corp.	5,586	146,465
Mercer International, Inc.	9,458	146,315
Neenah, Inc.	193	13,037
PH Glatfelter Company	4,610	77,817
Resolute Forest Products, Inc.	9,682	69,710
Schweitzer-Mauduit International, Inc.	1,971	65,398
Verso Corp., Class A (A)	1,405	26,765
		878,638
		7,267,553
Real estate – 1.1%
Equity real estate investment trusts – 0.9%
Alexander & Baldwin, Inc. (A)	590	13,629
QTS Realty Trust, Inc., Class A	14,302	660,466
STAG Industrial, Inc.	20,025	605,556
		1,279,651
Real estate management and development – 0.2%
Consolidated-Tomoka Land Company	178	10,627
Forestar Group, Inc. (A)	155	3,030
FRP Holdings, Inc. (A)	982	54,766
Griffin Industrial Realty, Inc.	892	31,532

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Rafael Holdings, Inc., Class B (A)	500	$14,375
RE/MAX Holdings, Inc., Class A	493	15,165
Realogy Holdings Corp. (B)	9,825	71,133
Stratus Properties, Inc. (A)	1,025	33,241
Tejon Ranch Company (A)	1,709	28,352
The St. Joe Company (A)	1,296	22,395
		284,616
		1,564,267
Utilities – 0.1%
Independent power and renewable electricity producers – 0.1%
Ormat Technologies, Inc.	2,363	149,791
TerraForm Power, Inc., Class A	3,126	44,702
		194,493
TOTAL COMMON STOCKS (Cost $124,714,263)		$138,224,211
RIGHTS – 0.0%
Hertz Global Holdings, Inc. (Expiration Date: 7-12-19; Strike Price: $12.95) (A)(B)	3,023	5,895
TOTAL RIGHTS (Cost $5,846)		$5,895
SECURITIES LENDING COLLATERAL – 0.8%
John Hancock Collateral Trust, 2.4614% (D)(E)	114,717	1,148,016
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,148,007)		$1,148,016
SHORT-TERM INVESTMENTS – 1.0%
Money market funds – 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.1654% (D)	979,143	979,143
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (D)	319,111	319,111
		1,298,254
TOTAL SHORT-TERM INVESTMENTS (Cost $1,298,254)		$1,298,254
Total Investments (Small Cap Opportunities Trust) (Cost $127,166,370) – 100.7%		$140,676,376
Other assets and liabilities, net – (0.7%)		(961,936)
TOTAL NET ASSETS – 100.0%		$139,714,440
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 94.9%
Communication services – 0.8%
Diversified telecommunication services – 0.8%
Bandwidth, Inc., Class A (A)	34,330	$2,575,437
Consumer discretionary – 17.7%
Auto components – 0.9%
LCI Industries	31,321	2,818,890
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles – 1.1%
Winnebago Industries, Inc.	86,224	$3,332,558
Diversified consumer services – 2.3%
Chegg, Inc. (A)	93,690	3,615,497
Grand Canyon Education, Inc. (A)	30,529	3,572,504
		7,188,001
Hotels, restaurants and leisure – 3.8%
BJ's Restaurants, Inc.	45,000	1,977,300
Marriott Vacations Worldwide Corp.	60,174	5,800,774
Planet Fitness, Inc., Class A (A)	54,015	3,912,847
		11,690,921
Household durables – 3.2%
Cavco Industries, Inc. (A)	12,422	1,956,962
Century Communities, Inc. (A)	138,552	3,682,712
Skyline Champion Corp. (A)	158,543	4,340,907
		9,980,581
Internet and direct marketing retail – 0.5%
Etsy, Inc. (A)	24,016	1,473,862
Leisure products – 1.7%
Acushnet Holdings Corp.	123,783	3,250,542
YETI Holdings, Inc. (A)(B)	73,551	2,129,301
		5,379,843
Specialty retail – 1.5%
Five Below, Inc. (A)	9,634	1,156,273
Floor & Decor Holdings, Inc., Class A (A)	83,591	3,502,463
		4,658,736
Textiles, apparel and luxury goods – 2.7%
Carter's, Inc.	49,600	4,837,984
Under Armour, Inc., Class C (A)	162,070	3,597,954
		8,435,938
		54,959,330
Consumer staples – 2.1%
Beverages – 1.1%
MGP Ingredients, Inc. (B)	50,779	3,367,155
Food and staples retailing – 1.0%
Performance Food Group Company (A)	81,796	3,274,294
		6,641,449
Energy – 0.8%
Oil, gas and consumable fuels – 0.8%
Viper Energy Partners LP (B)	74,941	2,309,682
Financials – 5.9%
Banks – 4.3%
Atlantic Union Bankshares Corp.	88,086	3,112,078
BancorpSouth Bank	99,883	2,900,602
CenterState Bank Corp.	79,244	1,824,989
Sterling Bancorp	163,761	3,484,834
Texas Capital Bancshares, Inc. (A)	31,403	1,927,202
		13,249,705
Consumer finance – 0.6%
Green Dot Corp., Class A (A)	35,458	1,733,896
Thrifts and mortgage finance – 1.0%
MGIC Investment Corp. (A)	238,541	3,134,429
		18,118,030
Health care – 27.2%
Biotechnology – 11.4%
Amicus Therapeutics, Inc. (A)	205,703	2,567,173
Apellis Pharmaceuticals, Inc. (A)	67,306	1,705,534
Arena Pharmaceuticals, Inc. (A)	51,452	3,016,631
Array BioPharma, Inc. (A)	56,342	2,610,325
Ascendis Pharma A/S, ADR (A)	12,215	1,406,557

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CareDx, Inc. (A)	40,346	$1,452,053
CytomX Therapeutics, Inc. (A)	45,999	516,109
Exact Sciences Corp. (A)	42,548	5,022,366
G1 Therapeutics, Inc. (A)	48,370	1,483,024
Galapagos NV, ADR (A)	22,572	2,910,208
Heron Therapeutics, Inc. (A)(B)	52,234	971,030
Invitae Corp. (A)	75,970	1,785,295
Karyopharm Therapeutics, Inc. (A)(B)	88,349	529,211
Orchard Therapeutics PLC, ADR (A)	105,870	1,481,121
Portola Pharmaceuticals, Inc. (A)(B)	37,327	1,012,682
Ra Pharmaceuticals, Inc. (A)	47,294	1,422,131
Rhythm Pharmaceuticals, Inc. (A)	36,503	803,066
Sage Therapeutics, Inc. (A)	10,214	1,870,081
Sangamo Therapeutics, Inc. (A)(B)	160,832	1,732,161
UroGen Pharma, Ltd. (A)(B)	24,186	869,243
		35,166,001
Health care equipment and supplies – 10.0%
Globus Medical, Inc., Class A (A)	68,928	2,915,654
Haemonetics Corp. (A)	42,273	5,087,133
Hill-Rom Holdings, Inc.	31,177	3,261,738
Insulet Corp. (A)	56,425	6,736,017
Merit Medical Systems, Inc. (A)	83,278	4,960,038
Penumbra, Inc. (A)(B)	26,288	4,206,080
Tandem Diabetes Care, Inc. (A)	57,557	3,713,578
		30,880,238
Health care providers and services – 0.7%
Amedisys, Inc. (A)	18,870	2,291,007
Health care technology – 3.0%
HMS Holdings Corp. (A)	90,691	2,937,481
Omnicell, Inc. (A)	73,115	6,290,083
		9,227,564
Life sciences tools and services – 0.8%
PRA Health Sciences, Inc. (A)	25,050	2,483,708
Pharmaceuticals – 1.3%
Aerie Pharmaceuticals, Inc. (A)	38,853	1,148,106
MyoKardia, Inc. (A)	40,905	2,050,977
Revance Therapeutics, Inc. (A)	74,753	969,546
		4,168,629
		84,217,147
Industrials – 13.9%
Aerospace and defense – 1.8%
Aerojet Rocketdyne Holdings, Inc. (A)	90,995	4,073,846
Axon Enterprise, Inc. (A)	21,637	1,389,312
		5,463,158
Building products – 0.5%
Patrick Industries, Inc. (A)	30,401	1,495,425
Commercial services and supplies – 2.2%
McGrath RentCorp	35,988	2,236,654
The Brink's Company	56,978	4,625,474
		6,862,128
Construction and engineering – 0.9%
Argan, Inc.	67,175	2,724,618
Electrical equipment – 1.4%
EnerSys	65,439	4,482,572
Machinery – 5.8%
Actuant Corp., Class A	142,316	3,530,860
ITT, Inc.	101,317	6,634,237
Kadant, Inc.	11,868	1,077,733
Rexnord Corp. (A)	227,934	6,888,165
		18,130,995
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services – 1.3%
TriNet Group, Inc. (A)	59,250	$4,017,150
		43,176,046
Information technology – 18.8%
Communications equipment – 0.5%
Lumentum Holdings, Inc. (A)	27,219	1,453,767
Electronic equipment, instruments and components – 1.5%
nLight, Inc. (A)	59,950	1,151,040
Zebra Technologies Corp., Class A (A)	16,003	3,352,468
		4,503,508
IT services – 3.6%
Endava PLC, ADR (A)	38,944	1,567,107
EPAM Systems, Inc. (A)	13,017	2,253,243
LiveRamp Holdings, Inc. (A)	51,363	2,490,078
Science Applications International Corp.	56,784	4,915,223
		11,225,651
Semiconductors and semiconductor equipment – 2.2%
Entegris, Inc.	107,755	4,021,417
Tower Semiconductor, Ltd. (A)	180,574	2,847,652
		6,869,069
Software – 11.0%
2U, Inc. (A)	39,966	1,504,320
Alteryx, Inc., Class A (A)	15,605	1,702,818
DraftKings, Inc. (A)(C)(D)	327,094	840,632
Everbridge, Inc. (A)	49,061	4,387,035
Fair Isaac Corp. (A)	7,724	2,425,490
Five9, Inc. (A)	74,488	3,820,490
Globant SA (A)	20,709	2,092,644
Guidewire Software, Inc. (A)	27,506	2,788,558
HubSpot, Inc. (A)	11,391	1,942,393
Mimecast, Ltd. (A)	96,066	4,487,243
Pivotal Software, Inc., Class A (A)	90,149	951,973
Rapid7, Inc. (A)	49,612	2,869,558
The Trade Desk, Inc., Class A (A)	7,825	1,782,379
Zendesk, Inc. (A)	29,645	2,639,294
		34,234,827
		58,286,822
Materials – 2.3%
Chemicals – 1.1%
Ingevity Corp. (A)	32,321	3,399,200
Metals and mining – 1.2%
Carpenter Technology Corp.	76,731	3,681,553
		7,080,753
Real estate – 5.4%
Equity real estate investment trusts – 4.3%
Agree Realty Corp.	57,252	3,666,991
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	134,795	3,798,523
NexPoint Residential Trust, Inc.	77,606	3,212,888
Xenia Hotels & Resorts, Inc.	131,425	2,740,211
		13,418,613
Real estate management and development – 1.1%
Kennedy-Wilson Holdings, Inc.	163,003	3,352,972
		16,771,585
TOTAL COMMON STOCKS (Cost $256,293,605)		$294,136,281
PREFERRED SECURITIES – 0.8%
Consumer discretionary – 0.3%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series D (A)(C)(D)	26,954	1,033,955

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Information technology – 0.5%
Software – 0.5%
MarkLogic Corp., Series F (A)(C)(D)	153,423	$1,495,874
TOTAL PREFERRED SECURITIES (Cost $3,015,165)		$2,529,829
SECURITIES LENDING COLLATERAL – 4.8%
John Hancock Collateral Trust, 2.4614% (E)(F)	1,494,318	14,954,237
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,953,885)		$14,954,237
SHORT-TERM INVESTMENTS – 4.8%
Repurchase agreement – 4.8%
Societe Generale SA Tri-Party Repurchase Agreement dated 6-28-19 at 2.500% to be repurchased at $14,803,083 on 7-1-19, collateralized by $260,700 U.S. Treasury Bonds, 3.750% - 4.625% due 2-15-40 to 8-15-41 (valued at $343,828, including interest) and $14,553,300 U.S. Treasury Notes, 2.125% due 5-15-22 (valued at $14,752,182, including interest)	$14,800,000	14,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,800,000)		$14,800,000
Total Investments (Small Cap Stock Trust) (Cost $289,062,655) – 105.3%		$326,420,347
Other assets and liabilities, net – (5.3%)		(16,519,968)
TOTAL NET ASSETS – 100.0%		$309,900,379
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 6-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.3%
Consumer discretionary – 4.3%
Auto components – 2.0%
Cooper Tire & Rubber Company	131,740	$4,156,397
Gentherm, Inc. (A)	137,759	5,762,459
		9,918,856
Hotels, restaurants and leisure – 0.2%
Aramark	28,730	1,036,004
Household durables – 1.8%
Helen of Troy, Ltd. (A)	26,950	3,519,401
TRI Pointe Group, Inc. (A)	488,175	5,843,455
		9,362,856
Specialty retail – 0.3%
The Cato Corp., Class A	143,346	1,766,023
		22,083,739
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 4.1%
Beverages – 1.7%
C&C Group PLC	1,954,573	$8,683,616
Food products – 1.4%
Cranswick PLC	186,861	6,132,404
Post Holdings, Inc. (A)	6,425	668,007
		6,800,411
Household products – 1.0%
Spectrum Brands Holdings, Inc.	96,215	5,173,481
		20,657,508
Energy – 5.3%
Energy equipment and services – 2.0%
Era Group, Inc. (A)	222,832	1,858,419
SEACOR Holdings, Inc. (A)	116,453	5,532,682
SEACOR Marine Holdings, Inc. (A)	173,323	2,592,912
		9,984,013
Oil, gas and consumable fuels – 3.3%
Dorian LPG, Ltd. (A)	400,447	3,612,027
Kosmos Energy, Ltd.	744,360	4,667,137
Magnolia Oil & Gas Corp., Class A (A)	309,720	3,586,558
Scorpio Tankers, Inc.	166,102	4,903,331
		16,769,053
		26,753,066
Financials – 18.6%
Banks – 12.6%
1st Source Corp.	103,215	4,789,176
Atlantic Union Bankshares Corp.	190,160	6,718,353
Banc of California, Inc.	491,315	6,863,671
First Busey Corp.	225,253	5,948,932
First Midwest Bancorp, Inc.	506,036	10,358,557
Flushing Financial Corp.	250,446	5,559,901
Great Western Bancorp, Inc.	249,406	8,908,782
Hancock Whitney Corp.	23,375	936,403
International Bancshares Corp.	221,739	8,361,778
Synovus Financial Corp.	141,318	4,946,130
Webster Financial Corp.	14,305	683,350
		64,075,033
Capital markets – 1.2%
Ares Capital Corp.	28,291	507,541
Solar Capital, Ltd.	266,384	5,468,864
		5,976,405
Insurance – 2.9%
Alleghany Corp. (A)	2,033	1,384,697
Assured Guaranty, Ltd.	13,380	563,030
Kemper Corp.	80,925	6,983,018
Reinsurance Group of America, Inc.	5,400	842,562
White Mountains Insurance Group, Ltd.	4,940	5,046,012
		14,819,319
Thrifts and mortgage finance – 1.9%
Northwest Bancshares, Inc.	534,075	9,405,061
		94,275,818
Health care – 3.5%
Health care equipment and supplies – 0.6%
Natus Medical, Inc. (A)	91,865	2,360,012
STERIS PLC	2,965	441,429
		2,801,441
Health care providers and services – 1.1%
AMN Healthcare Services, Inc. (A)	76,810	4,166,943
CorVel Corp. (A)	18,195	1,583,147
		5,750,090

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology – 1.8%
Allscripts Healthcare Solutions, Inc. (A)	782,692	$9,102,708
		17,654,239
Industrials – 32.1%
Aerospace and defense – 1.0%
Astronics Corp. (A)	125,303	5,039,687
Air freight and logistics – 1.3%
Forward Air Corp.	116,585	6,896,003
Building products – 2.9%
American Woodmark Corp. (A)	97,320	8,235,218
Tyman PLC	2,077,038	6,393,250
		14,628,468
Commercial services and supplies – 4.8%
ACCO Brands Corp.	735,800	5,790,746
BrightView Holdings, Inc. (A)	136,132	2,547,030
Clean Harbors, Inc. (A)	11,130	791,343
Matthews International Corp., Class A	121,650	4,239,503
SP Plus Corp. (A)	159,153	5,081,755
Steelcase, Inc., Class A	334,340	5,717,214
		24,167,591
Construction and engineering – 2.0%
Primoris Services Corp.	182,540	3,820,562
Valmont Industries, Inc.	51,380	6,515,498
		10,336,060
Electrical equipment – 1.7%
Thermon Group Holdings, Inc. (A)	329,688	8,456,497
Machinery – 10.4%
Albany International Corp., Class A	66,034	5,474,879
ESCO Technologies, Inc.	161,512	13,344,121
Luxfer Holdings PLC (B)	329,379	8,076,373
Mueller Industries, Inc.	413,515	12,103,584
SPX FLOW, Inc. (A)	11,000	460,460
TriMas Corp. (A)	426,568	13,210,811
		52,670,228
Professional services – 6.2%
Forrester Research, Inc.	150,768	7,090,619
FTI Consulting, Inc. (A)	29,770	2,495,917
Huron Consulting Group, Inc. (A)	163,786	8,251,539
ICF International, Inc.	71,225	5,185,180
Mistras Group, Inc. (A)	166,640	2,394,617
Navigant Consulting, Inc.	256,190	5,941,046
		31,358,918
Road and rail – 0.5%
Saia, Inc. (A)	40,800	2,638,536
Trading companies and distributors – 1.3%
GATX Corp.	86,465	6,855,810
		163,047,798
Information technology – 7.6%
Electronic equipment, instruments and components – 4.8%
Belden, Inc.	206,204	12,283,572
Coherent, Inc. (A)	27,180	3,706,537
CTS Corp.	202,940	5,597,085
Keysight Technologies, Inc. (A)	5,230	469,706
ScanSource, Inc. (A)	66,735	2,172,892
		24,229,792
IT services – 2.3%
WNS Holdings, Ltd., ADR (A)	197,089	11,667,669
Semiconductors and semiconductor equipment – 0.5%
Rudolph Technologies, Inc. (A)	91,640	2,532,013
		38,429,474
Materials – 6.4%
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals – 4.7%
Orion Engineered Carbons SA	428,875	$9,182,214
Sensient Technologies Corp.	122,180	8,977,786
Stepan Company	62,620	5,755,404
		23,915,404
Containers and packaging – 0.2%
Sealed Air Corp.	20,370	871,429
Paper and forest products – 1.5%
Neenah, Inc.	113,155	7,643,620
		32,430,453
Real estate – 11.4%
Equity real estate investment trusts – 11.4%
Alexander & Baldwin, Inc. (A)	361,500	8,350,650
Brandywine Realty Trust	438,870	6,284,618
Corporate Office Properties Trust	288,997	7,620,851
DiamondRock Hospitality Company	463,493	4,792,518
Physicians Realty Trust	522,000	9,103,680
PotlatchDeltic Corp.	228,977	8,925,523
RPT Realty	665,632	8,060,804
Summit Hotel Properties, Inc.	433,954	4,977,452
		58,116,096
Utilities – 2.0%
Gas utilities – 2.0%
New Jersey Resources Corp.	86,233	4,291,816
Spire, Inc.	55,720	4,676,022
UGI Corp.	20,185	1,078,081
		10,045,919
TOTAL COMMON STOCKS (Cost $408,738,505)		$483,494,110
SECURITIES LENDING COLLATERAL – 0.0%
John Hancock Collateral Trust, 2.4614% (C)(D)	4,025	40,275
TOTAL SECURITIES LENDING COLLATERAL (Cost $40,275)		$40,275
SHORT-TERM INVESTMENTS – 4.3%
Repurchase agreement – 4.3%
Bank of America Tri-Party Repurchase Agreement dated 6-28-19 at 2.500% to be repurchased at $22,004,583 on 7-1-19, collateralized by $21,571,800 Government National Mortgage Association, 4.000% due 2-20-49 (valued at $22,440,000, including interest)	$22,000,000	22,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,000,000)		$22,000,000
Total Investments (Small Cap Value Trust) (Cost $430,778,780) – 99.6%		$505,534,385
Other assets and liabilities, net – 0.4%		1,826,593
TOTAL NET ASSETS – 100.0%		$507,360,978
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 2.1%
Entertainment – 0.5%
Rosetta Stone, Inc. (A)	31,084	$711,202
Media – 1.6%
Cable One, Inc.	1,730	2,025,813
Scholastic Corp.	12,123	402,969
		2,428,782
		3,139,984
Consumer discretionary – 9.7%
Auto components – 2.1%
Dorman Products, Inc. (A)	14,532	1,266,318
Garrett Motion, Inc. (A)(B)	50,831	780,256
LCI Industries	9,360	842,400
Visteon Corp. (A)	5,800	339,764
		3,228,738
Distributors – 1.1%
Pool Corp.	9,004	1,719,764
Diversified consumer services – 1.9%
American Public Education, Inc. (A)	22,807	674,631
Strategic Education, Inc.	11,872	2,113,216
		2,787,847
Hotels, restaurants and leisure – 0.5%
Marriott Vacations Worldwide Corp.	4,779	460,696
Red Robin Gourmet Burgers, Inc. (A)	10,839	331,348
		792,044
Household durables – 0.8%
Cavco Industries, Inc. (A)	7,259	1,143,583
Internet and direct marketing retail – 0.1%
The RealReal, Inc. (A)	6,271	181,232
Specialty retail – 2.2%
Aaron's, Inc.	31,336	1,924,344
Express, Inc. (A)	36,465	99,549
Lumber Liquidators Holdings, Inc. (A)(B)	36,849	425,606
Monro, Inc.	9,400	801,820
		3,251,319
Textiles, apparel and luxury goods – 1.0%
Culp, Inc.	24,488	465,272
Steven Madden, Ltd.	30,890	1,048,716
		1,513,988
		14,618,515
Consumer staples – 3.1%
Food and staples retailing – 0.3%
BJ's Wholesale Club Holdings, Inc. (A)	11,761	310,490
Grocery Outlet Holding Corp. (A)	5,040	165,715
		476,205
Food products – 2.8%
Nomad Foods, Ltd. (A)	101,100	2,159,496
Post Holdings, Inc. (A)	10,678	1,110,192
The Simply Good Foods Company (A)	36,322	874,634
		4,144,322
		4,620,527
Energy – 4.4%
Energy equipment and services – 1.3%
Apergy Corp. (A)	12,600	422,604
Cactus, Inc., Class A (A)	8,277	274,134
Frank's International NV (A)	63,900	348,894
Keane Group, Inc. (A)	85,775	576,408
TETRA Technologies, Inc. (A)	205,000	334,150
		1,956,190
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels – 3.1%
Centennial Resource Development, Inc., Class A (A)	82,611	$627,017
International Seaways, Inc. (A)	37,307	708,830
Jagged Peak Energy, Inc. (A)	47,046	389,070
Kimbell Royalty Partners LP	9,312	150,389
Kosmos Energy, Ltd.	70,653	442,994
Matador Resources Company (A)	41,096	816,988
REX American Resources Corp. (A)	8,100	590,490
WPX Energy, Inc. (A)	86,490	995,500
		4,721,278
		6,677,468
Financials – 23.7%
Banks – 14.3%
Atlantic Capital Bancshares, Inc. (A)	23,376	400,197
BankUnited, Inc.	45,523	1,535,946
BOK Financial Corp.	9,016	680,528
CenterState Bank Corp.	24,900	573,447
Columbia Banking System, Inc.	39,000	1,411,020
East West Bancorp, Inc.	17,400	813,798
FB Financial Corp.	23,313	853,256
Glacier Bancorp, Inc.	29,507	1,196,509
Heritage Commerce Corp.	31,312	383,572
Heritage Financial Corp.	23,560	695,962
Home BancShares, Inc.	121,153	2,333,407
Hope Bancorp, Inc.	51,894	715,099
Howard Bancorp, Inc. (A)	24,180	366,811
Live Oak Bancshares, Inc. (B)	18,769	321,888
National Bank Holdings Corp., Class A	35,085	1,273,586
Origin Bancorp, Inc.	15,100	498,300
Pinnacle Financial Partners, Inc.	18,402	1,057,747
Popular, Inc.	20,955	1,136,599
Prosperity Bancshares, Inc.	17,208	1,136,588
SVB Financial Group (A)	1,580	354,852
Texas Capital Bancshares, Inc. (A)	14,130	867,158
Towne Bank	46,668	1,273,103
Webster Financial Corp.	19,855	948,473
Wintrust Financial Corp.	12,170	890,357
		21,718,203
Capital markets – 2.0%
Cboe Global Markets, Inc.	3,340	346,124
Hercules Capital, Inc.	59,227	759,290
Houlihan Lokey, Inc.	16,062	715,241
Main Street Capital Corp. (B)	15,820	650,518
Virtus Investment Partners, Inc.	5,000	537,000
		3,008,173
Consumer finance – 0.6%
Green Dot Corp., Class A (A)	19,053	931,692
Insurance – 2.4%
Assured Guaranty, Ltd.	8,751	368,242
Axis Capital Holdings, Ltd.	2,600	155,090
Employers Holdings, Inc.	14,650	619,256
Palomar Holdings, Inc. (A)	1,834	44,089
ProAssurance Corp.	22,660	818,253
Safety Insurance Group, Inc.	6,846	651,260
State Auto Financial Corp.	25,900	906,500
		3,562,690
Mortgage real estate investment trusts – 0.5%
Capstead Mortgage Corp.	35,300	294,755
Redwood Trust, Inc.	30,000	495,900
		790,655
Thrifts and mortgage finance – 3.9%
Meridian Bancorp, Inc.	50,143	897,058
PCSB Financial Corp.	27,103	548,836

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
PDL Community Bancorp (A)	27,297	$390,074
PennyMac Financial Services, Inc.	38,790	860,362
Radian Group, Inc.	54,354	1,241,989
Sterling Bancorp, Inc.	33,450	333,497
WSFS Financial Corp.	38,015	1,570,020
		5,841,836
		35,853,249
Health care – 7.5%
Biotechnology – 0.8%
Array BioPharma, Inc. (A)	7,279	337,236
Momenta Pharmaceuticals, Inc. (A)	32,398	403,355
Ultragenyx Pharmaceutical, Inc. (A)	2,338	148,463
Xencor, Inc. (A)	9,100	372,463
		1,261,517
Health care equipment and supplies – 4.1%
Atrion Corp.	1,903	1,622,764
Avanos Medical, Inc. (A)	27,378	1,193,955
Mesa Laboratories, Inc.	3,367	822,693
Quidel Corp. (A)	29,500	1,749,940
West Pharmaceutical Services, Inc.	6,145	769,047
		6,158,399
Health care providers and services – 2.6%
Molina Healthcare, Inc. (A)	7,713	1,104,039
Patterson Companies, Inc.	9,900	226,710
Select Medical Holdings Corp. (A)	60,994	967,975
The Ensign Group, Inc.	29,465	1,677,148
		3,975,872
		11,395,788
Industrials – 14.6%
Aerospace and defense – 2.3%
Cubic Corp.	19,973	1,287,859
Parsons Corp. (A)	14,104	519,873
Triumph Group, Inc.	75,269	1,723,660
		3,531,392
Building products – 0.8%
Universal Forest Products, Inc.	30,114	1,146,139
Commercial services and supplies – 2.6%
Brady Corp., Class A	13,190	650,531
McGrath RentCorp	16,599	1,031,628
MSA Safety, Inc.	6,702	706,324
Stericycle, Inc. (A)	23,100	1,103,025
The Brink's Company	5,150	418,077
		3,909,585
Construction and engineering – 0.7%
Aegion Corp. (A)	62,000	1,140,800
Electrical equipment – 0.4%
Thermon Group Holdings, Inc. (A)	22,269	571,200
Machinery – 3.4%
Blue Bird Corp. (A)	24,600	484,374
CIRCOR International, Inc. (A)	26,775	1,231,650
ESCO Technologies, Inc.	17,503	1,446,098
Helios Technologies, Inc.	20,256	940,081
Hillenbrand, Inc.	10,372	410,420
RBC Bearings, Inc. (A)(B)	4,015	669,742
		5,182,365
Marine – 0.4%
Kirby Corp. (A)	7,500	592,500
Professional services – 1.3%
FTI Consulting, Inc. (A)	17,904	1,501,071
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Huron Consulting Group, Inc. (A)	8,262	$416,240
		1,917,311
Road and rail – 2.3%
Genesee & Wyoming, Inc., Class A (A)	13,102	1,310,200
Landstar System, Inc.	16,298	1,760,021
Universal Logistics Holdings, Inc.	20,249	454,995
		3,525,216
Trading companies and distributors – 0.4%
Beacon Roofing Supply, Inc. (A)	18,000	660,960
		22,177,468
Information technology – 10.4%
Communications equipment – 0.7%
Harmonic, Inc. (A)	185,526	1,029,669
Electronic equipment, instruments and components – 3.8%
Belden, Inc.	42,800	2,549,597
Knowles Corp. (A)	64,551	1,181,929
Littelfuse, Inc.	11,835	2,093,730
		5,825,256
IT services – 1.1%
Conduent, Inc. (A)	32,005	306,928
Endava PLC, ADR (A)	3,945	158,747
GTT Communications, Inc. (A)(B)	24,700	434,720
I3 Verticals, Inc., Class A (A)	23,724	698,672
		1,599,067
Semiconductors and semiconductor equipment – 2.1%
Cabot Microelectronics Corp.	10,122	1,114,230
Cypress Semiconductor Corp.	22,000	489,280
Entegris, Inc.	12,846	479,413
MaxLinear, Inc. (A)	32,675	765,902
Rudolph Technologies, Inc. (A)	15,000	414,450
		3,263,275
Software – 2.5%
Ceridian HCM Holding, Inc. (A)	19,413	974,533
Cision, Ltd. (A)	48,110	564,330
Q2 Holdings, Inc. (A)	8,900	679,604
RealPage, Inc. (A)	10,006	588,853
The Descartes Systems Group, Inc. (A)	4,100	151,495
Zendesk, Inc. (A)	9,440	840,443
		3,799,258
Technology hardware, storage and peripherals – 0.2%
Cray, Inc. (A)	7,576	263,796
		15,780,321
Materials – 3.8%
Chemicals – 1.4%
American Vanguard Corp.	26,093	402,093
Minerals Technologies, Inc.	14,000	749,140
Quaker Chemical Corp.	4,561	925,336
		2,076,569
Containers and packaging – 0.7%
Myers Industries, Inc.	58,735	1,131,823
Metals and mining – 1.6%
Carpenter Technology Corp.	22,610	1,084,828
Constellium NV, Class A (A)	64,230	644,869
Reliance Steel & Aluminum Company	7,086	670,477
		2,400,174
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	9,160	169,368
		5,777,934
Real estate – 11.0%

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts – 10.4%
Acadia Realty Trust	24,400	$667,828
American Campus Communities, Inc.	18,754	865,685
Cedar Realty Trust, Inc.	228,417	605,305
Douglas Emmett, Inc.	18,000	717,120
EastGroup Properties, Inc.	14,255	1,653,295
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,090	1,017,016
Healthcare Realty Trust, Inc.	41,359	1,295,364
JBG SMITH Properties	35,830	1,409,552
Kilroy Realty Corp.	10,440	770,576
PotlatchDeltic Corp.	24,114	939,964
PS Business Parks, Inc.	7,729	1,302,568
QTS Realty Trust, Inc., Class A	11,186	516,569
Saul Centers, Inc.	15,100	847,563
Sunstone Hotel Investors, Inc.	74,667	1,023,685
Terreno Realty Corp.	35,888	1,759,948
Washington Real Estate Investment Trust	14,938	399,293
		15,791,331
Real estate management and development – 0.6%
The St. Joe Company (A)	52,456	906,440
		16,697,771
Utilities – 7.7%
Electric utilities – 2.4%
MGE Energy, Inc.	8,820	644,566
PNM Resources, Inc.	41,987	2,137,558
Portland General Electric Company	16,600	899,222
		3,681,346
Gas utilities – 3.8%
Atmos Energy Corp.	7,102	749,687
Chesapeake Utilities Corp.	19,197	1,824,099
ONE Gas, Inc.	21,353	1,928,176
RGC Resources, Inc.	6,884	210,100
Southwest Gas Holdings, Inc.	12,232	1,096,232
		5,808,294
Multi-utilities – 0.9%
NorthWestern Corp.	18,466	1,332,322
Water utilities – 0.6%
California Water Service Group	16,995	860,457
		11,682,419
TOTAL COMMON STOCKS (Cost $119,354,102)		$148,421,444
SECURITIES LENDING COLLATERAL – 1.4%
John Hancock Collateral Trust, 2.4614% (C)(D)	217,171	2,173,313
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,173,345)		$2,173,313
SHORT-TERM INVESTMENTS – 1.8%
Money market funds – 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	397,260	397,260
T. Rowe Price Government Reserve Fund, 2.4372% (C)	2,248,488	2,248,488
		2,645,748
TOTAL SHORT-TERM INVESTMENTS (Cost $2,645,748)		$2,645,748
Total Investments (Small Company Value Trust) (Cost $124,173,195) – 101.2%		$153,240,505
Other assets and liabilities, net – (1.2%)		(1,770,245)
TOTAL NET ASSETS – 100.0%		$151,470,260
Security Abbreviations and Legend
ADR	American Depositary Receipt
Small Company Value Trust (continued)
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.7%
Communication services – 7.5%
Diversified telecommunication services – 1.8%
AT&T, Inc.	1,600,751	$53,641,166
ATN International, Inc.	1,968	113,613
Bandwidth, Inc., Class A (A)	2,866	215,007
BT Group PLC	1,853,064	4,633,273
Cellnex Telecom SA (A)(B)	42,679	1,578,844
CenturyLink, Inc.	211,727	2,489,910
Cincinnati Bell, Inc. (A)	9,705	48,040
Cogent Communications Holdings, Inc.	7,365	437,186
Consolidated Communications Holdings, Inc. (C)	13,236	65,253
Deutsche Telekom AG	732,470	12,689,777
Elisa OYJ	31,275	1,526,626
Frontier Communications Corp. (A)(C)	19,661	34,407
HKT Trust & HKT, Ltd.	833,421	1,322,984
IDT Corp., Class B (A)	3,326	31,497
Iliad SA (C)	5,949	668,057
Intelsat SA (A)	12,043	234,236
Iridium Communications, Inc. (A)	17,675	411,121
Koninklijke KPN NV	785,432	2,411,901
Nippon Telegraph & Telephone Corp.	141,358	6,585,823
Ooma, Inc. (A)	4,039	42,329
Orange SA	438,300	6,913,349
ORBCOMM, Inc. (A)	14,190	102,878
Pareteum Corp. (A)	19,656	51,302
PCCW, Ltd. (C)	958,317	553,022
pdvWireless, Inc. (A)	1,725	81,075
Proximus SADP	33,100	978,263
Singapore Telecommunications, Ltd.	1,437,549	3,720,831
Singapore Telecommunications, Ltd.	357,405	924,168
Spark New Zealand, Ltd.	401,623	1,080,517
Swisscom AG	5,693	2,859,536
Telecom Italia SpA (A)	1,966,129	1,073,418
Telecom Italia SpA	1,363,676	707,073
Telefonica Deutschland Holding AG	200,738	561,432
Telefonica SA	1,026,736	8,443,158
Telenor ASA	161,692	3,435,340
Telia Company AB	618,479	2,741,914
Telstra Corp., Ltd.	914,899	2,473,981
TPG Telecom, Ltd.	83,633	378,509
United Internet AG	26,701	879,694
Verizon Communications, Inc.	907,129	51,824,280
Vonage Holdings Corp. (A)	40,224	455,738
		179,420,528
Entertainment – 1.4%
Activision Blizzard, Inc.	168,049	7,931,913
AMC Entertainment Holdings, Inc., Class A (C)	9,463	88,290
Cinemark Holdings, Inc.	43,180	1,558,798
Electronic Arts, Inc. (A)	65,090	6,591,013
Glu Mobile, Inc. (A)	20,696	148,597
IMAX Corp. (A)	9,287	187,597
Konami Holdings Corp.	20,309	955,310
Liberty Media Corp.-Liberty Braves, Class A (A)	2,086	57,991

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class C (A)	6,214	$173,806
Live Nation Entertainment, Inc. (A)	56,599	3,749,684
Netflix, Inc. (A)	95,904	35,227,457
Nexon Company, Ltd. (A)	108,006	1,577,928
Nintendo Company, Ltd.	24,939	9,150,084
Reading International, Inc., Class A (A)	3,320	43,094
Rosetta Stone, Inc. (A)	3,760	86,029
Take-Two Interactive Software, Inc. (A)	24,706	2,804,872
The Marcus Corp.	4,052	133,554
The Walt Disney Company	382,929	53,472,206
Toho Company, Ltd.	24,808	1,056,922
Ubisoft Entertainment SA (A)	18,353	1,435,361
Viacom, Inc., Class B	77,013	2,300,378
Vivendi SA	200,888	5,512,903
World Wrestling Entertainment, Inc., Class A	17,690	1,277,395
		135,521,182
Interactive media and services – 2.7%
Alphabet, Inc., Class A (A)	65,682	71,120,470
Alphabet, Inc., Class C (A)	67,221	72,659,851
Auto Trader Group PLC (B)	205,092	1,428,418
Care.com, Inc. (A)	4,071	44,700
CarGurus, Inc. (A)	13,303	480,371
Cars.com, Inc. (A)	36,853	726,741
DHI Group, Inc. (A)	9,946	35,507
Eventbrite, Inc., Class A (A)	6,632	107,438
Facebook, Inc., Class A (A)	526,993	101,709,649
Kakaku.com, Inc.	30,500	589,883
Liberty TripAdvisor Holdings, Inc., Class A (A)	13,174	163,358
LINE Corp. (A)	13,500	379,695
QuinStreet, Inc. (A)	8,197	129,922
REA Group, Ltd.	11,370	768,077
The Meet Group, Inc. (A)	13,756	47,871
TripAdvisor, Inc. (A)	22,889	1,059,532
TrueCar, Inc. (A)	18,972	103,587
Twitter, Inc. (A)	160,178	5,590,212
Yahoo Japan Corp.	621,954	1,829,506
Yelp, Inc. (A)	42,279	1,445,096
		260,419,884
Media – 1.1%
AMC Networks, Inc., Class A (A)	18,363	1,000,600
Axel Springer SE	10,482	737,226
Boston Omaha Corp., Class A (A)	1,947	45,073
Cable One, Inc.	2,010	2,353,690
Cardlytics, Inc. (A)	2,538	65,937
CBS Corp., Class B	77,407	3,862,609
Central European Media Enterprises, Ltd., Class A (A)	16,815	73,313
Charter Communications, Inc., Class A (A)	38,008	15,020,001
Clear Channel Outdoor Holdings, Inc. (A)	8,030	37,902
Comcast Corp., Class A	993,570	42,008,140
comScore, Inc. (A)	9,463	48,829
Cumulus Media, Inc., Class A (A)	2,695	49,992
CyberAgent, Inc.	21,900	798,082
Daily Journal Corp. (A)	210	49,980
Dentsu, Inc.	47,465	1,660,015
Discovery, Inc., Series A (A)	34,947	1,072,873
Discovery, Inc., Series C (A)	78,391	2,230,224
DISH Network Corp., Class A (A)	50,870	1,953,917
Emerald Expositions Events, Inc.	4,905	54,691
Entercom Communications Corp., Class A (C)	22,474	130,349
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Entravision Communications Corp., Class A	12,201	$38,067
Eutelsat Communications SA	37,541	701,119
Fluent, Inc. (A)	8,125	43,713
Fox Corp., Class A	77,141	2,826,446
Fox Corp., Class B	36,032	1,316,249
Gannett Company, Inc.	19,150	156,264
Gray Television, Inc. (A)	16,261	266,518
Hakuhodo DY Holdings, Inc.	50,573	854,212
Hemisphere Media Group, Inc. (A)	3,650	47,158
Informa PLC	274,995	2,916,281
ITV PLC	791,637	1,085,688
JCDecaux SA	16,731	506,634
John Wiley & Sons, Inc., Class A	18,291	838,825
Liberty Latin America, Ltd., Class A (A)	8,930	153,864
Liberty Latin America, Ltd., Class C (A)	19,584	336,649
Loral Space & Communications, Inc. (A)	2,369	81,754
Marchex, Inc., Class B (A)	7,478	35,147
MDC Partners, Inc., Class A (A)	11,768	29,655
Media General, Inc. (A)(D)	23,288	2,236
Meredith Corp. (C)	23,305	1,283,173
MSG Networks, Inc., Class A (A)	10,460	216,940
National CineMedia, Inc.	11,881	77,939
New Media Investment Group, Inc.	11,322	106,880
News Corp., Class A	82,411	1,111,724
News Corp., Class B	29,193	407,534
Omnicom Group, Inc.	48,342	3,961,627
Pearson PLC	171,675	1,786,113
Publicis Groupe SA	46,501	2,454,361
RTL Group SA	8,700	445,286
Schibsted ASA, B Shares	22,010	574,326
Scholastic Corp.	5,240	174,178
SES SA	79,864	1,247,192
Singapore Press Holdings, Ltd.	360,732	650,664
TechTarget, Inc. (A)	4,258	90,483
TEGNA, Inc.	126,203	1,911,975
Telenet Group Holding NV	10,570	588,987
The EW Scripps Company, Class A	9,974	152,502
The Interpublic Group of Companies, Inc.	85,723	1,936,483
The New York Times Company, Class A	57,566	1,877,803
WideOpenWest, Inc. (A)	4,662	33,846
WPP PLC	277,194	3,491,661
		110,071,599
Wireless telecommunication services – 0.5%
1&1 Drillisch AG	11,898	396,998
Boingo Wireless, Inc. (A)	7,906	142,071
Gogo, Inc. (A)(C)	10,804	43,000
KDDI Corp.	389,443	9,910,028
Millicom International Cellular SA	14,308	805,418
NTT DOCOMO, Inc.	293,052	6,837,463
Shenandoah Telecommunications Company	8,554	329,500
Softbank Corp.	368,100	4,781,932
SoftBank Group Corp.	366,974	17,675,416
Spok Holdings, Inc.	3,798	57,122
Tele2 AB, B Shares	109,714	1,602,394
Telephone & Data Systems, Inc.	38,069	1,157,298
Vodafone Group PLC	5,871,375	9,623,544
		53,362,184
		738,795,377
Consumer discretionary – 10.2%
Auto components – 0.5%
Adient PLC	50,903	1,235,416
Aisin Seiki Company, Ltd.	35,558	1,226,578

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
American Axle & Manufacturing Holdings, Inc. (A)	19,934	$254,358
Aptiv PLC	56,602	4,575,140
BorgWarner, Inc.	44,984	1,888,428
Bridgestone Corp. (C)	125,606	4,955,022
Cie Generale des Etablissements Michelin SCA	37,560	4,749,140
Continental AG	24,187	3,522,085
Cooper Tire & Rubber Company	8,837	278,807
Cooper-Standard Holdings, Inc. (A)	3,140	143,875
Dana, Inc.	83,948	1,673,923
Delphi Technologies PLC	35,490	709,800
Denso Corp.	95,295	4,018,217
Dorman Products, Inc. (A)	4,762	414,961
Faurecia SA	16,356	758,622
Fox Factory Holding Corp. (A)	6,713	553,890
Gentex Corp.	103,579	2,549,079
Gentherm, Inc. (A)	5,962	249,390
Koito Manufacturing Company, Ltd.	22,866	1,223,708
LCI Industries	4,308	387,720
Modine Manufacturing Company (A)	8,943	127,974
Motorcar Parts of America, Inc. (A)(C)	3,651	78,168
NGK Spark Plug Company, Ltd.	35,199	662,212
Nokian Renkaat OYJ	26,969	842,252
Pirelli & C. SpA (B)	90,075	531,700
Standard Motor Products, Inc.	3,740	169,572
Stanley Electric Company, Ltd.	28,267	696,980
Stoneridge, Inc. (A)	4,929	155,510
Sumitomo Electric Industries, Ltd.	165,843	2,182,927
Sumitomo Rubber Industries, Ltd.	38,556	446,566
Tenneco, Inc., Class A	9,237	102,438
The Goodyear Tire & Rubber Company	94,191	1,441,122
The Yokohama Rubber Company, Ltd.	26,654	490,749
Tower International, Inc.	3,725	72,638
Toyoda Gosei Company, Ltd.	14,603	285,391
Toyota Industries Corp.	32,253	1,778,839
Valeo SA	52,790	1,718,627
Visteon Corp. (A)	16,506	966,921
		48,118,745
Automobiles – 1.1%
Bayerische Motoren Werke AG	72,941	5,391,610
Daimler AG	199,888	11,148,117
Ferrari NV	26,856	4,354,419
Fiat Chrysler Automobiles NV	238,493	3,309,909
Ford Motor Company	859,742	8,795,161
General Motors Company	289,435	11,151,931
Harley-Davidson, Inc.	35,426	1,269,314
Honda Motor Company, Ltd.	358,273	9,264,499
Isuzu Motors, Ltd.	121,146	1,383,618
Mazda Motor Corp.	125,000	1,293,925
Mitsubishi Motors Corp.	144,437	693,745
Nissan Motor Company, Ltd.	510,176	3,654,118
Peugeot SA	129,247	3,181,085
Renault SA	42,228	2,654,758
Subaru Corp.	135,227	3,292,391
Suzuki Motor Corp.	80,943	3,808,052
Thor Industries, Inc.	21,196	1,238,906
Toyota Motor Corp.	502,000	31,156,038
Volkswagen AG	7,197	1,234,475
Winnebago Industries, Inc.	5,518	213,271
Yamaha Motor Company, Ltd. (C)	61,213	1,091,053
		109,580,395
Distributors – 0.1%
Core-Mark Holding Company, Inc.	8,101	321,772
Funko, Inc., Class A (A)(C)	3,075	74,477
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distributors (continued)
Genuine Parts Company	31,965	$3,310,935
Jardine Cycle & Carriage, Ltd.	22,267	596,697
LKQ Corp. (A)	68,109	1,812,380
Pool Corp.	16,117	3,078,347
Weyco Group, Inc.	1,134	30,289
		9,224,897
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	32,973	1,485,434
American Public Education, Inc. (A)	3,046	90,101
Benesse Holdings, Inc.	16,155	377,015
Career Education Corp. (A)	12,326	235,057
Carriage Services, Inc.	3,257	61,916
Chegg, Inc. (A)	20,677	797,925
Collectors Universe, Inc.	1,714	36,577
Graham Holdings Company, Class B	1,763	1,216,523
H&R Block, Inc.	44,492	1,303,616
Houghton Mifflin Harcourt Company (A)	19,205	110,621
K12, Inc. (A)	6,810	207,092
Laureate Education, Inc., Class A (A)	16,856	264,808
OneSpaWorld Holdings, Ltd. (A)	8,230	127,565
Regis Corp. (A)	5,143	85,374
Select Interior Concepts, Inc., Class A (A)	4,295	50,037
Service Corp. International	73,856	3,454,984
Sotheby's (A)	19,072	1,108,655
Strategic Education, Inc.	3,795	675,510
Weight Watchers International, Inc. (A)	23,996	458,324
		12,147,134
Hotels, restaurants and leisure – 1.9%
Accor SA	40,372	1,732,865
Aristocrat Leisure, Ltd.	126,339	2,730,965
BBX Capital Corp.	12,885	63,265
BJ's Restaurants, Inc.	3,748	164,687
Bloomin' Brands, Inc.	16,397	310,067
Boyd Gaming Corp.	46,748	1,259,391
Brinker International, Inc.	21,871	860,624
Caesars Entertainment Corp. (A)	237,161	2,803,243
Carnival Corp.	87,839	4,088,905
Carnival PLC	36,148	1,590,814
Carrols Restaurant Group, Inc. (A)	6,788	61,296
Century Casinos, Inc. (A)	5,889	57,123
Chipotle Mexican Grill, Inc. (A)	5,345	3,917,244
Churchill Downs, Inc.	20,579	2,368,026
Chuy's Holdings, Inc. (A)	3,184	72,977
Compass Group PLC	348,704	8,359,047
Cracker Barrel Old Country Store, Inc. (C)	13,148	2,244,758
Crown Resorts, Ltd.	80,143	700,485
Darden Restaurants, Inc.	27,001	3,286,832
Dave & Buster's Entertainment, Inc.	6,483	262,367
Del Frisco's Restaurant Group, Inc. (A)	6,590	52,456
Del Taco Restaurants, Inc. (A)	5,567	71,369
Denny's Corp. (A)	10,544	216,468
Dine Brands Global, Inc.	2,953	281,923
Domino's Pizza Enterprises, Ltd.	13,502	356,829
Domino's Pizza, Inc.	16,656	4,635,032
Drive Shack, Inc. (A)	12,025	56,397
Dunkin' Brands Group, Inc.	33,487	2,667,574
El Pollo Loco Holdings, Inc. (A)	4,141	44,143
Eldorado Resorts, Inc. (A)(C)	38,111	1,755,774
Everi Holdings, Inc. (A)	12,182	145,331
Fiesta Restaurant Group, Inc. (A)	4,614	60,628
Flight Centre Travel Group, Ltd.	12,503	364,723
Flutter Entertainment PLC	17,232	1,295,556
Galaxy Entertainment Group, Ltd. (C)	476,153	3,203,080
Genting Singapore, Ltd.	1,315,121	894,750
Golden Entertainment, Inc. (A)	3,445	48,230

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
GVC Holdings PLC	126,907	$1,051,985
Hilton Worldwide Holdings, Inc.	63,915	6,247,052
InterContinental Hotels Group PLC	37,841	2,488,797
International Speedway Corp., Class A	13,856	621,996
Jack in the Box, Inc.	15,026	1,222,966
Lindblad Expeditions Holdings, Inc. (A)	4,281	76,844
Marriott International, Inc., Class A	60,664	8,510,553
Marriott Vacations Worldwide Corp.	23,617	2,276,679
McDonald's Corp.	167,495	34,782,012
McDonald's Holdings Company Japan, Ltd. (C)	14,961	660,073
Melco Resorts & Entertainment, Ltd., ADR	45,100	979,572
Merlin Entertainments PLC (B)	154,943	885,678
MGM China Holdings, Ltd.	213,772	363,156
MGM Resorts International	111,651	3,189,869
Monarch Casino & Resort, Inc. (A)	2,138	91,378
Nathan's Famous, Inc.	606	47,341
Noodles & Company (A)	5,762	45,405
Norwegian Cruise Line Holdings, Ltd. (A)	47,283	2,535,787
Oriental Land Company, Ltd.	44,000	5,458,557
Papa John's International, Inc. (C)	13,154	588,247
Penn National Gaming, Inc. (A)	63,070	1,214,728
PlayAGS, Inc. (A)	4,900	95,305
RCI Hospitality Holdings, Inc.	1,943	34,022
Red Lion Hotels Corp. (A)	5,580	39,674
Red Robin Gourmet Burgers, Inc. (A)	2,480	75,814
Red Rock Resorts, Inc., Class A	12,594	270,519
Royal Caribbean Cruises, Ltd.	37,724	4,572,526
Ruth's Hospitality Group, Inc.	5,235	118,887
Sands China, Ltd.	533,082	2,546,569
Scientific Games Corp. (A)	32,677	647,658
SeaWorld Entertainment, Inc. (A)	8,965	277,915
Shake Shack, Inc., Class A (A)	5,035	363,527
Shangri-La Asia, Ltd.	281,964	355,099
Six Flags Entertainment Corp.	29,020	1,441,714
SJM Holdings, Ltd.	445,826	506,961
Sodexo SA	19,459	2,274,923
Speedway Motorsports, Inc.	2,186	40,550
Starbucks Corp.	265,697	22,273,380
Tabcorp Holdings, Ltd.	443,442	1,385,494
Target Hospitality Corp. (A)	6,107	55,574
Texas Roadhouse, Inc.	39,210	2,104,401
The Cheesecake Factory, Inc. (C)	24,375	1,065,675
The Habit Restaurants, Inc., Class A (A)	4,358	45,715
The Wendy's Company	73,840	1,445,787
TUI AG	95,773	940,355
Twin River Worldwide Holdings, Inc. (A)	3,723	110,759
Whitbread PLC	39,677	2,334,500
Wingstop, Inc.	5,224	494,974
Wyndham Destinations, Inc.	37,885	1,663,152
Wyndham Hotels & Resorts, Inc.	39,427	2,197,661
Wynn Macau, Ltd.	336,270	752,789
Wynn Resorts, Ltd.	21,134	2,620,405
Yum! Brands, Inc.	67,146	7,431,048
		187,007,251
Household durables – 0.7%
Barratt Developments PLC	222,939	1,622,324
Bassett Furniture Industries, Inc.	2,253	34,358
Beazer Homes USA, Inc. (A)	5,782	55,565
Casio Computer Company, Ltd.	43,648	544,203
Cavco Industries, Inc. (A)	1,551	244,345
Century Communities, Inc. (A)	4,611	122,560
D.R. Horton, Inc.	74,494	3,212,926
Electrolux AB, Series B	49,506	1,269,014
Ethan Allen Interiors, Inc.	4,391	92,474
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Garmin, Ltd.	26,327	$2,100,895
GoPro, Inc., Class A (A)	21,803	119,044
Green Brick Partners, Inc. (A)	5,049	41,957
Hamilton Beach Brands Holding Company, Class A	1,509	28,746
Hamilton Beach Brands Holding Company, Class B	853	16,250
Helen of Troy, Ltd. (A)	14,596	1,906,092
Hooker Furniture Corp.	2,468	50,890
Husqvarna AB, B Shares	90,639	848,794
Iida Group Holdings Company, Ltd.	33,100	535,884
Installed Building Products, Inc. (A)	4,073	241,203
iRobot Corp. (A)(C)	4,885	447,661
KB Home	49,183	1,265,479
La-Z-Boy, Inc.	7,965	244,207
Leggett & Platt, Inc.	29,232	1,121,632
Lennar Corp., A Shares	62,668	3,036,891
LGI Homes, Inc. (A)	3,526	251,862
M/I Homes, Inc. (A)	4,623	131,940
MDC Holdings, Inc.	8,640	283,219
Meritage Homes Corp. (A)	6,354	326,214
Mohawk Industries, Inc. (A)	13,345	1,967,987
Newell Brands, Inc.	85,954	1,325,411
Nikon Corp.	70,046	996,026
NVR, Inc. (A)	1,368	4,610,502
Panasonic Corp.	485,109	4,052,190
Persimmon PLC	69,793	1,773,087
PulteGroup, Inc.	56,807	1,796,237
Rinnai Corp.	7,578	482,727
SEB SA	4,903	882,061
Sekisui Chemical Company, Ltd.	80,944	1,218,792
Sekisui House, Ltd.	136,626	2,251,132
Sharp Corp. (A)	47,800	527,269
Skyline Champion Corp. (A)	9,067	248,254
Sonos, Inc. (A)	12,717	144,211
Sony Corp.	279,300	14,677,200
Taylor Morrison Home Corp., Class A (A)	18,955	397,297
Taylor Wimpey PLC	720,548	1,445,887
Tempur Sealy International, Inc. (A)	18,625	1,366,516
The Berkeley Group Holdings PLC	26,897	1,274,741
The Lovesac Company (A)	1,174	36,476
Toll Brothers, Inc.	53,622	1,963,638
TopBuild Corp. (A)	6,024	498,546
TRI Pointe Group, Inc. (A)	82,660	989,440
Tupperware Brands Corp.	28,666	545,514
Universal Electronics, Inc. (A)	2,493	102,263
Whirlpool Corp.	13,803	1,964,995
William Lyon Homes, Class A (A)	5,681	103,565
ZAGG, Inc. (A)	5,497	38,259
		67,876,852
Internet and direct marketing retail – 2.1%
1-800-Flowers.com, Inc., Class A (A)	4,512	85,187
Amazon.com, Inc. (A)	90,714	171,778,774
Booking Holdings, Inc. (A)	9,496	17,802,246
Delivery Hero SE (A)(B)	24,642	1,118,557
Duluth Holdings, Inc., Class B (A)(C)	2,130	28,947
eBay, Inc.	179,699	7,098,111
Expedia Group, Inc.	26,027	3,462,372
Groupon, Inc. (A)	81,155	290,535
Liberty Expedia Holdings, Inc., Series A (A)	9,751	466,000
Liquidity Services, Inc. (A)	5,769	35,133
Mercari, Inc. (A)	16,700	444,868
Ocado Group PLC (A)	99,891	1,480,781
Overstock.com, Inc. (A)(C)	5,142	69,931

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
PetMed Express, Inc. (C)	3,787	$59,342
Quotient Technology, Inc. (A)	14,350	154,119
Rakuten, Inc.	189,005	2,259,581
Shutterfly, Inc. (A)	6,159	311,337
Shutterstock, Inc.	3,465	135,793
Stamps.com, Inc. (A)	3,004	135,991
Stitch Fix, Inc., Class A (A)	7,512	240,309
The Rubicon Project, Inc. (A)	9,065	57,653
Waitr Holdings, Inc. (A)	9,804	61,667
Zalando SE (A)(B)	27,464	1,216,014
ZOZO, Inc.	43,800	821,993
		209,615,241
Leisure products – 0.2%
Acushnet Holdings Corp.	6,267	164,571
American Outdoor Brands Corp. (A)	9,864	88,875
Bandai Namco Holdings, Inc.	43,893	2,129,892
Brunswick Corp.	35,280	1,618,999
Callaway Golf Company	16,660	285,886
Clarus Corp.	4,627	66,814
Hasbro, Inc.	25,284	2,672,013
Johnson Outdoors, Inc., Class A	923	68,828
Malibu Boats, Inc., Class A (A)	3,776	146,698
MasterCraft Boat Holdings, Inc. (A)	3,527	69,094
Mattel, Inc. (A)(C)	139,954	1,568,884
Polaris Industries, Inc.	23,263	2,122,283
Sankyo Company, Ltd.	10,151	368,055
Sega Sammy Holdings, Inc.	38,936	474,033
Shimano, Inc.	16,281	2,426,038
Sturm Ruger & Company, Inc.	2,974	162,024
Vista Outdoor, Inc. (A)	10,829	96,162
Yamaha Corp.	31,573	1,502,793
YETI Holdings, Inc. (A)(C)	5,543	160,470
		16,192,412
Multiline retail – 0.5%
Big Lots, Inc.	7,114	203,532
Dillard's, Inc., Class A (C)	9,101	566,810
Dollar General Corp.	56,689	7,662,085
Dollar Tree, Inc. (A)	52,136	5,598,885
Harvey Norman Holdings, Ltd.	119,346	341,518
Isetan Mitsukoshi Holdings, Ltd.	75,728	614,728
J Front Retailing Company, Ltd.	51,700	593,944
J.C. Penney Company, Inc. (A)(C)	60,476	68,943
Kohl's Corp.	35,560	1,690,878
Macy's, Inc.	68,115	1,461,748
Marks & Spencer Group PLC	428,086	1,144,581
Marui Group Company, Ltd.	41,241	841,033
Next PLC	30,229	2,116,842
Nordstrom, Inc. (C)	22,353	712,167
Ollie's Bargain Outlet Holdings, Inc. (A)	21,094	1,837,498
Pan Pacific International Holdings Corp.	24,300	1,544,982
Ryohin Keikaku Company, Ltd.	5,156	934,188
Target Corp.	112,400	9,734,964
Wesfarmers, Ltd.	249,234	6,335,577
		44,004,903
Specialty retail – 1.7%
Aaron's, Inc.	39,387	2,418,756
ABC-Mart, Inc.	7,464	486,778
Abercrombie & Fitch Company, Class A	11,957	191,790
Advance Auto Parts, Inc.	15,610	2,406,125
American Eagle Outfitters, Inc.	95,085	1,606,937
America's Car-Mart, Inc. (A)	1,116	96,065
Asbury Automotive Group, Inc. (A)	3,400	286,756
At Home Group, Inc. (A)	8,721	58,082
AutoNation, Inc. (A)	23,116	969,485
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
AutoZone, Inc. (A)	5,384	$5,919,546
Barnes & Noble, Inc.	10,885	72,821
Bed Bath & Beyond, Inc. (C)	75,991	883,015
Best Buy Company, Inc.	50,990	3,555,533
Boot Barn Holdings, Inc. (A)	5,038	179,554
Caleres, Inc.	7,419	147,786
Camping World Holdings, Inc., Class A (C)	6,137	76,222
CarMax, Inc. (A)	36,480	3,167,558
Chico's FAS, Inc.	21,327	71,872
Citi Trends, Inc.	2,392	34,971
Conn's, Inc. (A)	3,682	65,613
Designer Brands, Inc., Class A	11,636	223,062
Dick's Sporting Goods, Inc.	27,365	947,650
Dufry AG (A)	9,324	790,142
Express, Inc. (A)	12,916	35,261
Fast Retailing Company, Ltd.	12,846	7,775,665
Five Below, Inc. (A)	22,677	2,721,694
Foot Locker, Inc.	25,174	1,055,294
GameStop Corp., Class A	18,448	100,911
Genesco, Inc. (A)	3,168	133,975
Group 1 Automotive, Inc.	3,134	256,643
Guess?, Inc.	10,260	165,699
Haverty Furniture Companies, Inc.	3,534	60,184
Hennes & Mauritz AB, B Shares (C)	176,528	3,136,217
Hibbett Sports, Inc. (A)	3,339	60,770
Hikari Tsushin, Inc.	4,600	1,004,946
Hudson, Ltd., Class A (A)	7,270	100,253
Industria de Diseno Textil SA	239,747	7,213,334
Kingfisher PLC	462,521	1,260,684
L Brands, Inc.	49,828	1,300,511
Lithia Motors, Inc., Class A	3,924	466,093
Lowe's Companies, Inc.	171,751	17,331,393
Lumber Liquidators Holdings, Inc. (A)(C)	5,377	62,104
MarineMax, Inc. (A)	4,179	68,703
Monro, Inc.	5,801	494,825
Murphy USA, Inc. (A)	17,499	1,470,441
National Vision Holdings, Inc. (A)	12,318	378,532
Nitori Holdings Company, Ltd.	17,611	2,337,019
Office Depot, Inc.	97,581	201,017
O'Reilly Automotive, Inc. (A)	17,182	6,345,656
Party City Holdco, Inc. (A)(C)	9,585	70,258
Rent-A-Center, Inc. (A)	8,612	229,338
RH (A)	3,256	376,394
Ross Stores, Inc.	80,656	7,994,623
Sally Beauty Holdings, Inc. (A)	70,224	936,788
Shimamura Company, Ltd.	4,970	372,084
Shoe Carnival, Inc. (C)	1,905	52,578
Signet Jewelers, Ltd.	30,551	546,252
Sleep Number Corp. (A)	5,311	214,511
Sonic Automotive, Inc., Class A	4,486	104,748
Sportsman's Warehouse Holdings, Inc. (A)	8,363	31,612
Tailored Brands, Inc. (C)	9,594	55,357
The Buckle, Inc. (C)	5,339	92,418
The Cato Corp., Class A	4,281	52,742
The Children's Place, Inc. (C)	2,738	261,150
The Gap, Inc.	47,047	845,435
The Home Depot, Inc.	241,359	50,195,431
The Michaels Companies, Inc. (A)	52,261	454,671
The TJX Companies, Inc.	271,560	14,360,093
Tiffany & Company	23,582	2,208,218
Tile Shop Holdings, Inc.	8,347	33,388
Tilly's, Inc., Class A	4,235	32,313
Tractor Supply Company	26,497	2,882,874
Ulta Beauty, Inc. (A)	12,190	4,228,589

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Urban Outfitters, Inc. (A)	27,778	$631,950
USS Company, Ltd.	47,848	945,238
Williams-Sonoma, Inc. (C)	31,933	2,075,645
Winmark Corp.	406	70,299
Yamada Denki Company, Ltd.	141,508	626,269
Zumiez, Inc. (A)	3,669	95,761
		171,270,970
Textiles, apparel and luxury goods – 1.3%
adidas AG	39,648	12,265,905
Burberry Group PLC	90,468	2,144,288
Capri Holdings, Ltd. (A)	32,485	1,126,580
Carter's, Inc.	18,331	1,788,006
Cie Financiere Richemont SA	114,748	9,750,885
Crocs, Inc. (A)	11,492	226,967
Culp, Inc.	2,383	45,277
Deckers Outdoor Corp. (A)	16,991	2,989,906
Delta Apparel, Inc. (A)	1,261	29,230
EssilorLuxottica SA	61,920	8,069,531
Fossil Group, Inc. (A)	8,567	98,521
G-III Apparel Group, Ltd. (A)	8,117	238,802
Hanesbrands, Inc.	79,282	1,365,236
Hermes International	6,968	5,023,222
HUGO BOSS AG	13,778	918,246
Kering SA	16,653	9,828,983
Kontoor Brands, Inc. (A)	7,836	219,565
LVMH Moet Hennessy Louis Vuitton SE	61,050	25,953,908
Moncler SpA	39,369	1,687,408
Movado Group, Inc.	2,933	79,191
NIKE, Inc., Class B	275,803	23,153,662
Oxford Industries, Inc.	2,945	223,231
Pandora A/S	22,607	804,342
Puma SE	18,175	1,212,986
PVH Corp.	16,278	1,540,550
Ralph Lauren Corp.	11,295	1,282,999
Rocky Brands, Inc.	1,396	38,083
Skechers U.S.A., Inc., Class A (A)	54,451	1,714,662
Steven Madden, Ltd.	15,176	515,225
Superior Group of Companies, Inc.	1,817	31,125
Tapestry, Inc.	62,911	1,996,166
The Swatch Group AG	12,872	697,561
The Swatch Group AG, Bearer Shares	6,335	1,816,008
Under Armour, Inc., Class A (A)	41,542	1,053,090
Under Armour, Inc., Class C (A)	42,369	940,592
Unifi, Inc. (A)	2,776	50,440
Vera Bradley, Inc. (A)	3,982	47,784
VF Corp.	71,568	6,251,465
Wolverine World Wide, Inc.	15,538	427,917
Yue Yuen Industrial Holdings, Ltd.	163,987	449,787
		128,097,332
		1,003,136,132
Consumer staples – 7.9%
Beverages – 1.8%
Anheuser-Busch InBev SA	167,468	14,819,305
Asahi Group Holdings, Ltd.	79,681	3,587,132
Brown-Forman Corp., Class B	37,013	2,051,631
Carlsberg A/S, Class B	23,514	3,120,241
Coca-Cola Amatil, Ltd.	109,835	788,508
Coca-Cola Bottlers Japan Holdings, Inc. (C)	26,600	674,686
Coca-Cola Consolidated, Inc.	838	250,772
Coca-Cola European Partners PLC (New York Stock Exchange)	52,258	2,952,577
Coca-Cola HBC AG (A)	44,102	1,665,957
Constellation Brands, Inc., Class A	36,679	7,223,562
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Craft Brew Alliance, Inc. (A)	2,476	$34,639
Davide Campari-Milano SpA	127,565	1,249,710
Diageo PLC	531,478	22,874,938
Heineken Holding NV	25,417	2,662,311
Heineken NV	57,035	6,356,687
Kirin Holdings Company, Ltd.	180,792	3,903,752
MGP Ingredients, Inc. (C)	2,342	155,298
Molson Coors Brewing Company, Class B	40,806	2,285,136
Monster Beverage Corp. (A)	85,870	5,481,082
National Beverage Corp. (C)	2,160	96,401
New Age Beverages Corp. (A)	13,234	61,670
PepsiCo, Inc.	307,504	40,323,000
Pernod Ricard SA (C)	46,678	8,596,987
Primo Water Corp. (A)	6,576	80,885
Remy Cointreau SA	5,074	731,383
Suntory Beverage & Food, Ltd.	30,559	1,328,765
The Boston Beer Company, Inc., Class A (A)	5,017	1,895,222
The Coca-Cola Company	842,211	42,885,384
Treasury Wine Estates, Ltd.	157,982	1,659,204
		179,796,825
Food and staples retailing – 1.3%
Aeon Company, Ltd.	143,678	2,472,617
BJ's Wholesale Club Holdings, Inc. (A)	20,196	533,174
Carrefour SA	130,059	2,510,225
Casey's General Stores, Inc.	14,843	2,315,360
Casino Guichard Perrachon SA (C)	12,307	419,113
Coles Group, Ltd. (A)	249,413	2,341,772
Colruyt SA	12,405	720,159
Costco Wholesale Corp.	96,479	25,495,541
Dairy Farm International Holdings, Ltd.	76,300	545,383
FamilyMart UNY Holdings Company, Ltd.	55,664	1,328,952
HF Foods Group, Inc. (A)	1,512	52,633
ICA Gruppen AB	19,642	844,608
Ingles Markets, Inc., Class A	2,627	81,779
J Sainsbury PLC	383,506	953,011
Jeronimo Martins SGPS SA	54,753	882,572
Koninklijke Ahold Delhaize NV	260,237	5,842,241
Lawson, Inc.	11,289	542,344
METRO AG (C)	38,776	708,544
Performance Food Group Company (A)	18,276	731,588
PriceSmart, Inc.	4,099	209,541
Rite Aid Corp. (A)(C)	9,998	80,084
Seven & i Holdings Company, Ltd.	165,529	5,608,351
SpartanNash Company	6,680	77,956
Sprouts Farmers Market, Inc. (A)	47,791	902,772
Sundrug Company, Ltd.	16,092	436,426
Sysco Corp.	103,760	7,337,907
Tesco PLC	2,152,148	6,203,934
The Andersons, Inc.	5,690	154,996
The Chefs' Warehouse, Inc. (A)	4,340	152,204
The Kroger Company	177,589	3,855,457
Tsuruha Holdings, Inc.	7,998	741,761
United Natural Foods, Inc. (A)	9,553	85,690
Village Super Market, Inc., Class A	1,724	45,703
Walgreens Boots Alliance, Inc.	170,484	9,320,360
Walmart, Inc.	306,837	33,902,420
Weis Markets, Inc.	1,804	65,684
Welcia Holdings Company, Ltd.	10,600	432,471
Wm Morrison Supermarkets PLC	520,418	1,332,094
Woolworths Group, Ltd.	276,714	6,461,601
		126,729,028
Food products – 1.9%
a2 Milk Company, Ltd. (A)	161,362	1,595,075
Ajinomoto Company, Inc.	96,596	1,675,819

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Alico, Inc.	958	$29,066
Archer-Daniels-Midland Company	122,913	5,014,850
Associated British Foods PLC	78,347	2,452,675
B&G Foods, Inc. (C)	11,513	239,470
Barry Callebaut AG	479	961,374
Calavo Growers, Inc. (C)	2,904	280,933
Calbee, Inc.	18,100	488,843
Cal-Maine Foods, Inc.	5,648	235,635
Campbell Soup Company (C)	42,558	1,705,299
Chocoladefabriken Lindt & Spruengli AG	23	1,871,004
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	236	1,718,042
Conagra Brands, Inc.	106,282	2,818,599
Danone SA	135,514	11,474,268
Darling Ingredients, Inc. (A)	29,248	581,743
Farmer Brothers Company (A)	2,280	37,324
Flowers Foods, Inc.	74,545	1,734,662
Fresh Del Monte Produce, Inc.	5,562	149,896
Freshpet, Inc. (A)	5,578	253,855
General Mills, Inc.	131,380	6,900,078
Golden Agri-Resources, Ltd.	1,444,761	310,180
Hormel Foods Corp. (C)	59,386	2,407,508
Hostess Brands, Inc. (A)	17,756	256,397
Ingredion, Inc.	27,021	2,228,962
J&J Snack Foods Corp.	2,674	430,380
John B. Sanfilippo & Son, Inc.	1,557	124,077
Kellogg Company	54,559	2,922,726
Kerry Group PLC (London Stock Exchange), Class A	1,204	143,757
Kerry Group PLC, Class A	33,379	3,985,446
Kikkoman Corp.	31,946	1,393,046
Lamb Weston Holdings, Inc.	31,734	2,010,666
Lancaster Colony Corp.	11,262	1,673,533
Landec Corp. (A)	5,054	47,356
Limoneira Company	3,075	61,316
McCormick & Company, Inc.	26,887	4,167,754
MEIJI Holdings Company, Ltd.	25,200	1,801,825
Mondelez International, Inc., Class A	316,002	17,032,508
Mowi ASA	96,441	2,256,614
Nestle SA	673,224	69,693,637
NH Foods, Ltd.	18,641	799,230
Nisshin Seifun Group, Inc.	43,200	986,636
Nissin Foods Holdings Company, Ltd.	13,775	888,511
Orkla ASA	168,146	1,492,283
Post Holdings, Inc. (A)	27,030	2,810,309
Sanderson Farms, Inc.	11,429	1,560,744
Seneca Foods Corp., Class A (A)	1,378	38,350
The Hain Celestial Group, Inc. (A)	36,285	794,642
The Hershey Company	30,558	4,095,689
The J.M. Smucker Company	24,889	2,866,964
The Kraft Heinz Company	136,458	4,235,656
The Simply Good Foods Company (A)	12,664	304,949
Tootsie Roll Industries, Inc. (C)	10,431	385,217
Toyo Suisan Kaisha, Ltd.	19,250	793,464
TreeHouse Foods, Inc. (A)	22,745	1,230,505
Tyson Foods, Inc., Class A	64,693	5,223,313
Vitasoy International Holdings, Ltd.	162,000	779,054
WH Group, Ltd. (B)	2,096,500	2,126,675
Wilmar International, Ltd.	421,203	1,153,020
Yakult Honsha Company, Ltd.	26,303	1,552,370
Yamazaki Baking Company, Ltd.	27,290	413,190
		189,696,969
Household products – 1.2%
Central Garden & Pet Company (A)	2,215	59,694
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Central Garden & Pet Company, Class A (A)	7,219	$177,876
Church & Dwight Company, Inc.	54,027	3,947,213
Colgate-Palmolive Company	188,323	13,497,109
Energizer Holdings, Inc.	25,760	995,366
Essity AB, B Shares	133,311	4,101,102
Henkel AG & Company KGaA	22,887	2,103,481
Kimberly-Clark Corp.	75,419	10,051,844
Lion Corp.	48,900	912,243
Oil-Dri Corp. of America	999	34,006
Pigeon Corp.	25,200	1,016,212
Reckitt Benckiser Group PLC	155,498	12,277,292
The Clorox Company	27,954	4,280,037
The Procter & Gamble Company	550,193	60,328,662
Unicharm Corp.	88,700	2,674,176
WD-40 Company	2,437	387,580
		116,843,893
Personal products – 0.9%
Beiersdorf AG	22,172	2,658,557
Coty, Inc., Class A	65,948	883,703
Edgewell Personal Care Company (A)	31,595	851,485
elf Beauty, Inc. (A)	4,878	68,780
Inter Parfums, Inc.	3,154	209,709
Kao Corp.	107,375	8,193,175
Kobayashi Pharmaceutical Company, Ltd.	10,700	767,666
Kose Corp.	7,300	1,232,107
Lifevantage Corp. (A)	2,932	38,057
L'Oreal SA	55,420	15,757,459
Medifast, Inc.	2,020	259,166
Nu Skin Enterprises, Inc., Class A	22,480	1,108,714
Pola Orbis Holdings, Inc.	20,572	576,470
Revlon, Inc., Class A (A)	1,412	27,294
Shiseido Company, Ltd.	87,860	6,645,437
The Estee Lauder Companies, Inc., Class A	48,105	8,808,507
Unilever NV	320,416	19,467,879
Unilever PLC	243,992	15,145,864
USANA Health Sciences, Inc. (A)	2,447	194,365
		82,894,394
Tobacco – 0.8%
22nd Century Group, Inc. (A)(C)	23,298	48,693
Altria Group, Inc.	410,364	19,430,735
British American Tobacco PLC	504,116	17,601,663
Imperial Brands PLC	210,247	4,933,478
Japan Tobacco, Inc. (C)	263,666	5,812,164
Philip Morris International, Inc.	341,257	26,798,912
Swedish Match AB	38,678	1,635,238
Turning Point Brands, Inc.	1,529	74,890
Universal Corp.	4,405	267,692
Vector Group, Ltd.	19,441	189,550
		76,793,015
		772,754,124
Energy – 4.9%
Energy equipment and services – 0.4%
Apergy Corp. (A)	31,354	1,051,613
Archrock, Inc.	23,202	245,941
Baker Hughes, a GE Company	111,890	2,755,851
C&J Energy Services, Inc. (A)	12,010	141,478
Cactus, Inc., Class A (A)	8,370	277,214
Core Laboratories NV	17,968	939,367
Diamond Offshore Drilling, Inc. (A)(C)	11,937	105,881
DMC Global, Inc.	2,583	163,633
Dril-Quip, Inc. (A)	6,448	309,504
Ensco Rowan PLC, Class A (C)	79,877	681,351

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Era Group, Inc. (A)	4,155	$34,653
Exterran Corp. (A)	5,801	82,490
Forum Energy Technologies, Inc. (A)	15,805	54,053
Frank's International NV (A)	19,595	106,989
FTS International, Inc. (A)	6,572	36,672
Geospace Technologies Corp. (A)	2,626	39,679
Halliburton Company	191,663	4,358,417
Helix Energy Solutions Group, Inc. (A)	25,570	220,669
Helmerich & Payne, Inc.	24,776	1,254,161
John Wood Group PLC	147,473	849,145
Keane Group, Inc. (A)	9,971	67,005
KLX Energy Services Holdings, Inc. (A)	3,872	79,105
Liberty Oilfield Services, Inc., Class A (C)	8,157	131,980
Matrix Service Company (A)	4,901	99,294
McDermott International, Inc. (A)(C)	106,288	1,026,742
Nabors Industries, Ltd.	63,763	184,913
National Energy Services Reunited Corp. (A)	4,405	38,324
National Oilwell Varco, Inc.	85,260	1,895,330
Natural Gas Services Group, Inc. (A)	2,727	44,996
Newpark Resources, Inc. (A)	16,168	119,967
Nine Energy Service, Inc. (A)	2,979	51,626
Noble Corp. PLC (A)	46,086	86,181
Oceaneering International, Inc. (A)	57,821	1,178,970
Oil States International, Inc. (A)	10,823	198,061
Pacific Drilling SA (A)	5,614	70,736
Parker Drilling Company (A)	1,876	38,045
Patterson-UTI Energy, Inc.	84,473	972,284
ProPetro Holding Corp. (A)	14,203	294,002
RigNet, Inc. (A)	3,092	31,167
RPC, Inc.	10,649	76,779
Schlumberger, Ltd.	303,865	12,075,595
SEACOR Holdings, Inc. (A)	3,146	149,466
SEACOR Marine Holdings, Inc. (A)	3,243	48,515
Seadrill, Ltd. (A)	11,251	46,804
Select Energy Services, Inc., Class A (A)	10,681	124,006
Solaris Oilfield Infrastructure, Inc., Class A	5,556	83,229
Superior Energy Services, Inc. (A)	30,895	40,164
TechnipFMC PLC	92,392	2,396,648
Tenaris SA	103,791	1,361,302
TETRA Technologies, Inc. (A)	25,014	40,773
Tidewater, Inc. (A)	6,909	162,223
Transocean, Ltd. (A)(C)	205,626	1,318,063
U.S. Silica Holdings, Inc. (C)	13,391	171,271
WorleyParsons, Ltd.	69,431	721,755
		39,134,082
Oil, gas and consumable fuels – 4.5%
Abraxas Petroleum Corp. (A)	33,149	34,143
Aker BP ASA	24,271	700,005
Altus Midstream Company, Class A (A)	9,935	36,958
Anadarko Petroleum Corp.	110,172	7,773,736
Apache Corp.	81,711	2,367,168
Arch Coal, Inc., Class A	2,995	282,159
Ardmore Shipping Corp. (A)	6,807	55,477
Berry Petroleum Corp.	11,592	122,875
Bonanza Creek Energy, Inc. (A)	3,585	74,855
BP PLC	4,452,550	31,019,849
Brigham Minerals, Inc., Class A (A)	3,031	65,045
Cabot Oil & Gas Corp.	91,988	2,112,044
California Resources Corp. (A)(C)	8,757	172,338
Callon Petroleum Company (A)	133,709	881,142
Caltex Australia, Ltd.	54,317	945,506
Carrizo Oil & Gas, Inc. (A)	16,124	161,562
Chaparral Energy, Inc., Class A (A)	6,235	29,367
Chesapeake Energy Corp. (A)(C)	423,512	825,848
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Chevron Corp.	417,866	$51,999,245
Cimarex Energy Company	22,584	1,339,909
Clean Energy Fuels Corp. (A)	25,171	67,207
CNX Resources Corp. (A)	114,449	836,622
Concho Resources, Inc.	44,045	4,544,563
ConocoPhillips	248,006	15,128,366
CONSOL Energy, Inc. (A)	4,974	132,358
Contura Energy, Inc. (A)	3,409	176,927
CVR Energy, Inc.	5,269	263,397
Delek US Holdings, Inc.	13,676	554,152
Denbury Resources, Inc. (A)	84,105	104,290
Devon Energy Corp.	91,170	2,600,168
DHT Holdings, Inc.	15,881	93,857
Diamond S Shipping, Inc. (A)	4,127	52,702
Diamondback Energy, Inc.	33,875	3,691,359
Dorian LPG, Ltd. (A)	5,345	48,212
Enagas SA	49,948	1,332,941
Energy Fuels, Inc. (A)(C)	18,078	56,584
Eni SpA	558,961	9,294,023
EOG Resources, Inc.	127,352	11,864,112
EQT Corp.	103,494	1,636,240
Equinor ASA	220,153	4,367,256
Equitrans Midstream Corp.	82,654	1,629,110
Evolution Petroleum Corp.	6,124	43,787
Extraction Oil & Gas, Inc. (A)	18,675	80,863
Exxon Mobil Corp.	928,078	71,118,617
Falcon Minerals Corp.	7,438	62,479
Galp Energia SGPS SA	110,389	1,697,702
GasLog, Ltd.	7,315	105,336
Golar LNG, Ltd.	16,968	313,569
Green Plains, Inc.	7,320	78,910
Gulfport Energy Corp. (A)	29,113	142,945
Hess Corp.	55,746	3,543,773
HighPoint Resources Corp. (A)	22,303	40,591
HollyFrontier Corp.	34,970	1,618,412
Idemitsu Kosan Company, Ltd.	43,086	1,303,135
Inpex Corp.	224,941	2,038,712
International Seaways, Inc. (A)	4,653	88,407
Jagged Peak Energy, Inc. (A)	12,185	100,770
JXTG Holdings, Inc.	706,511	3,521,180
Kinder Morgan, Inc.	426,950	8,914,716
Koninklijke Vopak NV	15,209	700,385
Laredo Petroleum, Inc. (A)	33,003	95,709
Lundin Petroleum AB	41,066	1,279,481
Magnolia Oil & Gas Corp., Class A (A)	18,329	212,250
Marathon Oil Corp.	178,264	2,533,131
Marathon Petroleum Corp.	145,322	8,120,593
Matador Resources Company (A)	61,991	1,232,381
Montage Resources Corp. (A)	4,503	27,468
Murphy Oil Corp.	66,113	1,629,685
NACCO Industries, Inc., Class A	762	39,578
Neste OYJ	93,011	3,162,136
Noble Energy, Inc.	105,027	2,352,605
Nordic American Tankers, Ltd.	26,192	61,289
Northern Oil and Gas, Inc. (A)	50,963	98,359
Oasis Petroleum, Inc. (A)	167,140	949,355
Occidental Petroleum Corp.	164,124	8,252,155
Oil Search, Ltd.	301,689	1,504,474
OMV AG	32,435	1,581,033
ONEOK, Inc.	90,601	6,234,255
Origin Energy, Ltd.	386,727	1,988,591
Panhandle Oil and Gas, Inc., Class A	3,136	40,893
Par Pacific Holdings, Inc. (A)	6,176	126,732
PBF Energy, Inc., Class A	48,556	1,519,803
PDC Energy, Inc. (A)	11,935	430,376

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Peabody Energy Corp.	12,690	$305,829
Penn Virginia Corp. (A)	2,497	76,608
Phillips 66	91,598	8,568,077
Pioneer Natural Resources Company	36,977	5,689,281
QEP Resources, Inc. (A)	139,563	1,009,040
Range Resources Corp. (C)	84,396	589,084
Renewable Energy Group, Inc. (A)	6,651	105,485
Repsol SA	319,344	5,011,415
REX American Resources Corp. (A)	1,034	75,379
Ring Energy, Inc. (A)	12,338	40,099
Royal Dutch Shell PLC, A Shares	972,892	31,752,821
Royal Dutch Shell PLC, B Shares	823,327	26,977,687
SandRidge Energy, Inc. (A)	6,480	44,842
Santos, Ltd.	389,337	1,943,782
Scorpio Tankers, Inc.	7,766	229,252
SemGroup Corp., Class A	14,449	173,388
Ship Finance International, Ltd.	14,307	178,981
SM Energy Company	62,258	779,470
Snam SpA	457,839	2,277,668
Southwestern Energy Company (A)	316,635	1,000,567
SRC Energy, Inc. (A)	43,517	215,844
Talos Energy, Inc. (A)	3,735	89,827
Teekay Corp. (C)	13,987	48,115
Teekay Tankers, Ltd., Class A (A)	37,216	47,636
Tellurian, Inc. (A)(C)	17,236	135,303
The Williams Companies, Inc.	265,751	7,451,658
TOTAL SA	522,522	29,310,222
Unit Corp. (A)	9,890	87,922
Uranium Energy Corp. (A)(C)	36,123	49,489
Valero Energy Corp.	91,505	7,833,743
W&T Offshore, Inc. (A)	17,423	86,418
Washington H. Soul Pattinson & Company, Ltd.	26,955	416,811
Whiting Petroleum Corp. (A)	16,381	305,997
Woodside Petroleum, Ltd.	205,815	5,278,857
World Fuel Services Corp.	39,086	1,405,533
WPX Energy, Inc. (A)	160,806	1,850,877
		439,903,305
		479,037,387
Financials – 14.9%
Banks – 7.0%
1st Constitution Bancorp	1,697	31,344
1st Source Corp.	2,450	113,680
ABN AMRO Group NV (B)	92,967	1,989,261
ACNB Corp.	1,250	49,463
AIB Group PLC	175,410	717,755
Allegiance Bancshares, Inc. (A)	3,625	120,858
Amalgamated Bank, Class A	2,762	48,197
Amerant Bancorp, Inc. (A)	3,646	71,863
American National Bankshares, Inc.	1,664	64,480
Ameris Bancorp	8,463	331,665
Ames National Corp.	1,904	51,598
Aozora Bank, Ltd.	25,227	606,575
Arrow Financial Corp.	2,203	76,510
Associated Banc-Corp.	66,403	1,403,759
Atlantic Capital Bancshares, Inc. (A)	4,823	82,570
Atlantic Union Bankshares Corp.	14,509	512,603
Australia & New Zealand Banking Group, Ltd.	627,836	12,462,125
Banc of California, Inc.	8,161	114,009
BancFirst Corp.	3,321	184,847
Banco Bilbao Vizcaya Argentaria SA	1,464,584	8,168,981
Banco de Sabadell SA	1,233,226	1,278,276
Banco Espirito Santo SA (A)	625,609	689
Banco Santander SA	3,567,280	16,533,101
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BancorpSouth Bank	54,140	$1,572,226
Bank First Corp.	1,136	78,339
Bank Hapoalim BM (A)	260,018	1,930,952
Bank Leumi Le-Israel BM	339,444	2,453,516
Bank of America Corp.	1,939,531	56,246,399
Bank of Commerce Holdings	3,559	38,046
Bank of Hawaii Corp.	16,616	1,377,633
Bank of Ireland Group PLC	212,031	1,109,266
Bank of Marin Bancorp	2,336	95,823
Bank of Queensland, Ltd.	90,172	603,811
Bank OZK	48,976	1,473,688
BankFinancial Corp.	4,001	55,974
Bankia SA	263,459	622,289
Bankinter SA	146,914	1,012,684
Bankwell Financial Group, Inc.	1,395	40,037
Banner Corp.	6,117	331,236
Bar Harbor Bankshares	2,938	78,121
Barclays PLC	3,763,597	7,158,545
Baycom Corp. (A)	2,170	47,523
BB&T Corp.	168,014	8,254,528
BCB Bancorp, Inc.	2,996	41,495
Bendigo & Adelaide Bank, Ltd.	105,658	860,002
Berkshire Hills Bancorp, Inc.	8,144	255,640
BNP Paribas SA	247,038	11,710,902
BOC Hong Kong Holdings, Ltd.	813,241	3,201,849
Boston Private Financial Holdings, Inc.	15,130	182,619
Bridge Bancorp, Inc.	3,022	89,028
Brookline Bancorp, Inc.	14,275	219,550
Bryn Mawr Bank Corp.	3,637	135,733
Business First Bancshares, Inc.	2,103	53,521
Byline Bancorp, Inc. (A)	4,349	83,153
C&F Financial Corp.	681	37,189
Cadence BanCorp	22,321	464,277
CaixaBank SA	787,570	2,258,757
Cambridge Bancorp	656	53,464
Camden National Corp.	2,810	128,895
Capital City Bank Group, Inc.	2,235	55,540
Capstar Financial Holdings, Inc.	3,571	54,101
Carolina Financial Corp.	3,684	129,272
Carter Bank & Trust (A)	4,248	83,898
Cathay General Bancorp	44,350	1,592,609
CBTX, Inc.	3,399	95,648
CenterState Bank Corp.	22,422	516,379
Central Pacific Financial Corp.	4,937	147,913
Central Valley Community Bancorp	2,327	49,961
Century Bancorp, Inc., Class A	589	51,773
Chemical Financial Corp.	41,720	1,715,109
Chemung Financial Corp.	747	36,110
Citigroup, Inc.	507,228	35,521,177
Citizens & Northern Corp.	2,240	58,979
Citizens Financial Group, Inc.	100,560	3,555,802
City Holding Company	2,747	209,486
Civista Bancshares, Inc.	2,841	63,780
CNB Financial Corp.	2,772	78,281
Codorus Valley Bancorp, Inc.	1,968	45,264
Colony Bankcorp, Inc.	2,149	36,426
Columbia Banking System, Inc.	13,060	472,511
Comerica, Inc.	33,843	2,458,356
Commerce Bancshares, Inc.	39,866	2,378,406
Commerzbank AG	219,750	1,578,095
Commonwealth Bank of Australia	389,056	22,638,592
Community Bank System, Inc.	8,883	584,857
Community Bankers Trust Corp.	5,268	44,620
Community Trust Bancorp, Inc.	2,608	110,292
Concordia Financial Group, Ltd.	232,346	867,153

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
ConnectOne Bancorp, Inc.	6,039	$136,844
Credit Agricole SA	251,446	3,000,432
Cullen/Frost Bankers, Inc.	25,573	2,395,167
Customers Bancorp, Inc. (A)	5,130	107,730
CVB Financial Corp.	23,569	495,656
Danske Bank A/S	147,517	2,337,155
DBS Group Holdings, Ltd.	394,183	7,572,277
DNB ASA	211,442	3,939,933
DNB Financial Corp.	833	37,044
Eagle Bancorp, Inc.	5,958	322,507
East West Bancorp, Inc.	58,978	2,758,401
Enterprise Financial Services Corp.	4,374	181,958
Equity Bancshares, Inc., Class A (A)	2,939	78,354
Erste Group Bank AG (A)	66,158	2,453,413
Esquire Financial Holdings, Inc. (A)	1,371	34,481
Evans Bancorp, Inc.	1,062	40,069
Farmers & Merchants Bancorp, Inc.	1,570	45,718
Farmers National Banc Corp.	4,825	71,555
FB Financial Corp.	2,981	109,105
Fidelity D&D Bancorp, Inc.	539	36,221
Fidelity Southern Corp.	4,066	125,924
Fifth Third Bancorp	159,554	4,451,557
Financial Institutions, Inc.	2,857	83,282
FinecoBank Banca Fineco SpA	113,372	1,264,719
First Bancorp (NC)	5,178	188,583
First Bancorp (PR)	38,163	421,320
First Bancorp, Inc.	2,089	56,090
First Bank	3,516	41,278
First Busey Corp.	9,094	240,173
First Business Financial Services, Inc.	1,884	44,274
First Choice Bancorp	1,930	43,888
First Commonwealth Financial Corp.	17,110	230,472
First Community Bankshares, Inc.	2,645	89,295
First Financial Bancorp	17,405	421,549
First Financial Bankshares, Inc.	77,971	2,400,727
First Financial Corp.	2,308	92,689
First Foundation, Inc.	7,445	100,061
First Horizon National Corp.	127,630	1,905,516
First Internet Bancorp	2,248	48,422
First Interstate BancSystem, Inc., Class A	6,614	261,981
First Merchants Corp.	8,879	336,514
First Mid Bancshares, Inc.	2,292	80,037
First Midwest Bancorp, Inc.	18,923	387,354
First Northwest Bancorp	2,247	36,514
First Republic Bank	36,110	3,526,142
Flushing Financial Corp.	5,067	112,487
FNB Corp.	131,573	1,548,614
FNCB Bancorp, Inc.	3,921	30,349
Franklin Financial Network, Inc.	2,504	69,761
Franklin Financial Services Corp.	1,129	43,037
Fukuoka Financial Group, Inc.	38,420	703,601
Fulton Financial Corp.	97,454	1,595,322
FVCBankcorp, Inc. (A)	2,983	57,930
German American Bancorp, Inc.	4,262	128,371
Glacier Bancorp, Inc.	14,939	605,776
Great Southern Bancorp, Inc.	1,966	117,665
Great Western Bancorp, Inc.	10,104	360,915
Guaranty Bancshares, Inc.	1,794	55,883
Hancock Whitney Corp.	49,905	1,999,194
Hang Seng Bank, Ltd.	168,090	4,183,841
Hanmi Financial Corp.	5,620	125,157
HarborOne Bancorp, Inc. (A)	2,867	53,699
Heartland Financial USA, Inc.	5,893	263,594
Heritage Commerce Corp.	7,980	97,755
Heritage Financial Corp.	6,473	191,212
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hilltop Holdings, Inc.	12,838	$273,064
Home BancShares, Inc.	90,178	1,736,828
HomeTrust Bancshares, Inc.	3,158	79,392
Hope Bancorp, Inc.	21,666	298,557
Horizon Bancorp, Inc.	6,615	108,089
Howard Bancorp, Inc. (A)	2,950	44,752
HSBC Holdings PLC	4,406,632	36,778,893
Huntington Bancshares, Inc.	229,035	3,165,264
IBERIABANK Corp.	9,489	719,741
Independent Bank Corp. (MA)	5,900	449,285
Independent Bank Corp. (MI)	4,217	91,888
Independent Bank Group, Inc.	6,511	357,845
ING Groep NV	855,119	9,905,476
International Bancshares Corp.	31,958	1,205,136
Intesa Sanpaolo SpA	3,267,920	6,995,968
Investar Holding Corp.	2,339	55,785
Investors Bancorp, Inc.	40,351	449,914
Israel Discount Bank, Ltd., Class A	269,556	1,099,087
Japan Post Bank Company, Ltd.	87,900	893,206
JPMorgan Chase & Co.	711,536	79,549,725
KBC Group NV	54,818	3,597,448
KeyCorp	221,225	3,926,744
Lakeland Bancorp, Inc.	8,883	143,460
Lakeland Financial Corp.	4,292	200,994
LCNB Corp.	2,972	56,468
LegacyTexas Financial Group, Inc.	8,653	352,264
Live Oak Bancshares, Inc. (C)	4,982	85,441
Lloyds Banking Group PLC	15,675,557	11,258,476
M&T Bank Corp.	29,982	5,099,039
Macatawa Bank Corp.	5,265	54,019
MainStreet Bancshares, Inc. (A)	1,844	42,025
Malvern Bancorp, Inc. (A)	1,671	36,779
MBT Financial Corp.	4,635	46,443
Mebuki Financial Group, Inc.	197,500	516,091
Mediobanca Banca di Credito Finanziario SpA	136,169	1,404,147
Mercantile Bank Corp.	2,859	93,146
Metropolitan Bank Holding Corp. (A)	1,448	63,712
Mid Penn Bancorp, Inc.	1,883	46,981
Midland States Bancorp, Inc.	4,093	109,365
MidSouth Bancorp, Inc.	3,907	46,298
MidWestOne Financial Group, Inc.	2,439	68,194
Mitsubishi UFJ Financial Group, Inc.	2,701,468	12,867,024
Mizrahi Tefahot Bank, Ltd. (A)	34,192	789,841
Mizuho Financial Group, Inc.	5,295,800	7,700,758
MutualFirst Financial, Inc.	1,165	39,657
National Australia Bank, Ltd.	610,351	11,464,883
National Bank Holdings Corp., Class A	5,169	187,635
National Bankshares, Inc.	1,428	55,592
NBT Bancorp, Inc.	7,377	276,711
Nicolet Bankshares, Inc. (A)	1,517	94,145
Nordea Bank ABP	667,104	4,843,969
Northeast Bank	1,577	43,494
Northrim BanCorp, Inc.	1,422	50,709
Norwood Financial Corp.	1,275	44,383
OFG Bancorp	8,931	212,290
Ohio Valley Banc Corp.	867	33,440
Old Line Bancshares, Inc.	3,118	82,970
Old National Bancorp	30,504	506,061
Old Second Bancorp, Inc.	5,370	68,575
Opus Bank	4,056	85,622
Origin Bancorp, Inc.	3,463	114,279
Orrstown Financial Services, Inc.	2,601	57,196
Oversea-Chinese Banking Corp., Ltd.	701,224	5,914,964
Pacific Mercantile Bancorp (A)	3,966	32,720

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pacific Premier Bancorp, Inc.	11,003	$339,773
PacWest Bancorp	48,148	1,869,587
Park National Corp.	2,366	235,157
Parke Bancorp, Inc.	2,111	50,558
PCB Bancorp	2,425	41,322
Peapack Gladstone Financial Corp.	3,602	101,288
Penns Woods Bancorp, Inc.	988	44,707
Peoples Bancorp, Inc.	3,032	97,812
Peoples Financial Services Corp.	1,274	57,317
People's United Financial, Inc.	87,195	1,463,132
People's Utah Bancorp	2,785	81,879
Pinnacle Financial Partners, Inc.	29,351	1,687,095
Preferred Bank	2,582	122,000
Premier Financial Bancorp, Inc.	2,498	37,470
Prosperity Bancshares, Inc.	26,899	1,776,679
QCR Holdings, Inc.	2,849	99,345
Raiffeisen Bank International AG	31,870	748,329
RBB Bancorp	2,856	55,235
Regions Financial Corp.	222,327	3,321,565
Renasant Corp.	10,194	366,372
Republic Bancorp, Inc., Class A	1,685	83,829
Republic First Bancorp, Inc. (A)	9,774	47,990
Resona Holdings, Inc.	458,546	1,912,864
S&T Bancorp, Inc.	5,820	218,134
Sandy Spring Bancorp, Inc.	6,084	212,210
SB One Bancorp	2,200	49,170
Seacoast Banking Corp. of Florida (A)	8,998	228,909
Select Bancorp, Inc. (A)	3,231	36,963
ServisFirst Bancshares, Inc.	8,564	293,403
Seven Bank, Ltd.	133,440	349,705
Shinsei Bank, Ltd.	34,666	539,484
Shore Bancshares, Inc.	2,962	48,399
Sierra Bancorp	2,657	72,058
Signature Bank	22,326	2,697,874
Simmons First National Corp., Class A	16,204	376,905
Skandinaviska Enskilda Banken AB, Series A	357,476	3,309,838
SmartFinancial, Inc. (A)	2,462	53,401
Societe Generale SA	168,424	4,250,918
South State Corp.	6,226	458,669
Southern First Bancshares, Inc. (A)	1,621	63,478
Southern National Bancorp of Virginia, Inc.	4,373	66,951
Southside Bancshares, Inc.	5,570	180,357
Spirit of Texas Bancshares, Inc. (A)	1,851	41,648
Standard Chartered PLC	617,885	5,605,363
Sterling Bancorp	84,904	1,806,757
Stock Yards Bancorp, Inc.	3,650	131,948
Sumitomo Mitsui Financial Group, Inc.	291,858	10,345,100
Sumitomo Mitsui Trust Holdings, Inc.	72,783	2,644,324
Summit Financial Group, Inc.	2,180	58,533
SunTrust Banks, Inc.	97,378	6,120,207
SVB Financial Group (A)	11,467	2,575,374
Svenska Handelsbanken AB, A Shares	335,445	3,310,402
Swedbank AB, A Shares	198,901	2,994,322
Synovus Financial Corp.	63,826	2,233,910
TCF Financial Corp.	66,523	1,383,013
Texas Capital Bancshares, Inc. (A)	20,370	1,250,107
The Bancorp, Inc. (A)	9,566	85,329
The Bank of East Asia, Ltd.	277,199	775,160
The Bank of Kyoto, Ltd.	11,914	461,905
The Bank of NT Butterfield & Son, Ltd.	9,719	330,057
The Bank of Princeton	1,324	39,720
The Chiba Bank, Ltd.	125,764	615,862
The Community Financial Corp.	1,130	38,115
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
The First Bancshares, Inc.	2,275	$69,024
The First of Long Island Corp.	4,402	88,392
The PNC Financial Services Group, Inc.	99,014	13,592,642
The Royal Bank of Scotland Group PLC	1,058,374	2,951,918
The Shizuoka Bank, Ltd.	99,108	731,881
Tompkins Financial Corp.	2,529	206,366
Towne Bank	11,240	306,627
TriCo Bancshares	4,264	161,179
TriState Capital Holdings, Inc. (A)	4,566	97,438
Triumph Bancorp, Inc. (A)	4,488	130,376
Trustmark Corp.	37,457	1,245,445
U.S. Bancorp	328,225	17,198,990
UMB Financial Corp.	25,726	1,693,285
Umpqua Holdings Corp.	89,325	1,481,902
UniCredit SpA	440,727	5,424,834
United Bankshares, Inc.	58,506	2,169,988
United Community Banks, Inc.	13,989	399,526
United Overseas Bank, Ltd.	276,839	5,351,886
Unity Bancorp, Inc.	1,671	37,932
Univest Financial Corp.	5,229	137,314
Valley National Bancorp	191,962	2,069,350
Veritex Holdings, Inc.	9,351	242,658
Washington Trust Bancorp, Inc.	2,527	131,859
Webster Financial Corp.	37,337	1,783,588
Wells Fargo & Company	887,127	41,978,850
WesBanco, Inc.	9,422	363,218
West Bancorporation, Inc.	3,088	65,527
Westamerica Bancorporation	4,629	285,193
Westpac Banking Corp.	757,646	15,100,071
Wintrust Financial Corp.	22,960	1,679,754
Zions Bancorp NA	40,113	1,844,396
		687,066,896
Capital markets – 2.5%
3i Group PLC	213,779	3,024,530
Affiliated Managers Group, Inc.	11,543	1,063,572
Ameriprise Financial, Inc.	29,388	4,265,962
Amundi SA (B)	13,146	917,851
Ares Management Corp., Class A	11,466	300,065
Artisan Partners Asset Management, Inc., Class A	9,012	248,010
ASX, Ltd.	42,636	2,470,201
B. Riley Financial, Inc.	3,814	79,560
BlackRock, Inc.	26,100	12,248,730
Blucora, Inc. (A)	8,661	263,035
BrightSphere Investment Group PLC	12,833	146,425
Cboe Global Markets, Inc.	24,474	2,536,241
CME Group, Inc.	78,516	15,240,741
Cohen & Steers, Inc.	4,054	208,538
Cowen, Inc., Class A (A)	5,249	90,230
Credit Suisse Group AG (A)	561,327	6,718,619
Daiwa Securities Group, Inc.	335,708	1,473,906
Deutsche Bank AG	431,395	3,326,515
Deutsche Boerse AG	41,773	5,897,092
Diamond Hill Investment Group, Inc.	628	89,000
Donnelley Financial Solutions, Inc. (A)	5,811	77,519
E*TRADE Financial Corp.	53,656	2,393,058
Eaton Vance Corp.	46,187	1,992,045
Evercore, Inc., Class A	16,638	1,473,628
FactSet Research Systems, Inc.	15,496	4,440,534
Federated Investors, Inc., Class B	56,042	1,821,365
Focus Financial Partners, Inc., Class A (A)	5,516	150,642
Franklin Resources, Inc.	64,227	2,235,100
Greenhill & Company, Inc.	3,222	43,787
Hamilton Lane, Inc., Class A	3,890	221,963
Hargreaves Lansdown PLC	62,551	1,528,321

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Hong Kong Exchanges & Clearing, Ltd.	261,071	$9,226,272
Houlihan Lokey, Inc.	5,948	264,864
Interactive Brokers Group, Inc., Class A	30,423	1,648,927
Intercontinental Exchange, Inc.	123,686	10,629,575
INTL. FCStone, Inc. (A)	2,925	115,801
Invesco, Ltd.	88,489	1,810,485
Investec PLC	148,567	965,779
Janus Henderson Group PLC	66,489	1,422,865
Japan Exchange Group, Inc.	111,900	1,782,209
Julius Baer Group, Ltd. (A)	49,143	2,189,521
Ladenburg Thalmann Financial Services, Inc.	18,742	64,285
Legg Mason, Inc.	35,084	1,343,016
London Stock Exchange Group PLC	68,882	4,800,001
Macquarie Group, Ltd.	71,067	6,268,537
MarketAxess Holdings, Inc.	8,230	2,645,287
Moelis & Company, Class A	8,515	297,599
Moody's Corp.	36,203	7,070,808
Morgan Stanley	280,452	12,286,602
MSCI, Inc.	18,542	4,427,644
Nasdaq, Inc.	25,220	2,425,407
Natixis SA	204,190	822,188
Nomura Holdings, Inc.	728,813	2,580,126
Northern Trust Corp.	47,777	4,299,930
Och-Ziff Capital Management Group, Inc., Class A	3,157	72,485
Oppenheimer Holdings, Inc., Class A	1,936	52,698
Partners Group Holding AG	4,110	3,232,184
Piper Jaffray Companies	2,445	181,590
PJT Partners, Inc., Class A	4,191	169,819
Pzena Investment Management, Inc., Class A	3,680	31,611
Raymond James Financial, Inc.	27,604	2,333,918
S&P Global, Inc.	53,989	12,298,154
Safeguard Scientifics, Inc. (A)	4,329	52,251
SBI Holdings, Inc.	51,890	1,288,855
Schroders PLC	27,160	1,053,627
SEI Investments Company	51,914	2,912,375
Singapore Exchange, Ltd.	176,148	1,031,967
St. James's Place PLC	116,299	1,623,816
Standard Life Aberdeen PLC	547,266	2,047,625
State Street Corp.	81,866	4,589,408
Stifel Financial Corp.	40,895	2,415,259
T. Rowe Price Group, Inc.	51,898	5,693,730
The Bank of New York Mellon Corp.	193,250	8,531,988
The Charles Schwab Corp.	260,651	10,475,564
The Goldman Sachs Group, Inc.	74,635	15,270,321
UBS Group AG (A)	847,116	10,068,172
Virtus Investment Partners, Inc.	1,206	129,524
Waddell & Reed Financial, Inc., Class A	13,293	221,594
Westwood Holdings Group, Inc.	1,711	60,227
WisdomTree Investments, Inc.	24,426	150,708
		242,363,983
Consumer finance – 0.5%
Acom Company, Ltd.	89,810	324,101
AEON Financial Service Company, Ltd.	25,253	407,580
American Express Company	150,195	18,540,071
Capital One Financial Corp.	102,996	9,345,857
Credit Saison Company, Ltd.	35,299	414,278
Curo Group Holdings Corp. (A)	3,423	37,824
Discover Financial Services	71,016	5,510,131
Encore Capital Group, Inc. (A)(C)	5,543	187,741
Enova International, Inc. (A)	5,987	138,000
EZCORP, Inc., Class A (A)	9,607	90,978
FirstCash, Inc.	7,543	754,451
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Green Dot Corp., Class A (A)	28,245	$1,381,181
LendingClub Corp. (A)	59,457	195,019
Medallion Financial Corp. (A)	4,403	29,676
Navient Corp.	86,288	1,177,831
Nelnet, Inc., Class A	3,152	186,661
PRA Group, Inc. (A)	8,146	229,228
Regional Management Corp. (A)	1,885	49,707
SLM Corp.	175,182	1,702,769
Synchrony Financial	139,113	4,823,048
World Acceptance Corp. (A)	1,188	194,963
		45,721,095
Diversified financial services – 1.2%
AMP, Ltd.	639,302	953,636
Banco Latinoamericano de Comercio Exterior SA	5,575	116,127
Berkshire Hathaway, Inc., Class B (A)	425,047	90,607,269
Cannae Holdings, Inc. (A)	12,067	349,702
Challenger, Ltd.	123,691	577,346
Eurazeo SE	9,019	628,464
EXOR NV	23,798	1,667,251
FGL Holdings	26,597	223,415
First Eagle Private Credit LLC (A)(D)	6,344	1,647
Groupe Bruxelles Lambert SA	17,752	1,744,155
Industrivarden AB, C Shares	36,164	802,438
Investor AB, B Shares	100,116	4,814,479
Jefferies Financial Group, Inc.	55,101	1,059,592
Kinnevik AB, B Shares	53,225	1,385,433
L E Lundbergforetagen AB, B Shares	17,116	641,463
Marlin Business Services Corp.	1,706	42,531
Mitsubishi UFJ Lease & Finance Company, Ltd.	90,296	479,828
On Deck Capital, Inc. (A)	12,640	52,456
ORIX Corp.	290,783	4,345,721
Pargesa Holding SA, Bearer Shares	8,715	672,148
Tokyo Century Corp.	9,600	406,245
Wendel SA	6,022	820,960
		112,392,306
Insurance – 3.6%
Admiral Group PLC	41,378	1,160,283
Aegon NV	391,452	1,944,517
Aflac, Inc.	163,522	8,962,641
Ageas	40,142	2,089,002
AIA Group, Ltd.	2,654,335	28,663,894
Alleghany Corp. (A)	5,852	3,985,856
Allianz SE	93,287	22,498,597
Ambac Financial Group, Inc. (A)	8,201	138,187
American Equity Investment Life Holding Company	16,158	438,851
American Financial Group, Inc.	28,710	2,941,914
American International Group, Inc.	190,784	10,164,972
AMERISAFE, Inc.	3,336	212,737
Aon PLC	52,765	10,182,590
Argo Group International Holdings, Ltd.	5,762	426,676
Arthur J. Gallagher & Company	40,957	3,587,424
Assicurazioni Generali SpA	240,746	4,532,663
Assurant, Inc.	13,740	1,461,661
Aviva PLC	857,397	4,541,249
AXA SA	426,242	11,193,843
Baloise Holding AG	10,737	1,901,597
Brighthouse Financial, Inc. (A)	46,972	1,723,403
Brown & Brown, Inc.	94,864	3,177,944
Chubb, Ltd.	100,442	14,794,102
Cincinnati Financial Corp.	33,214	3,443,295
Citizens, Inc. (A)(C)	9,237	67,430
CNO Financial Group, Inc.	93,507	1,559,697

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
CNP Assurances	37,272	$846,013
Dai-ichi Life Holdings, Inc.	236,837	3,583,281
Direct Line Insurance Group PLC	302,088	1,273,384
eHealth, Inc. (A)	3,996	344,056
EMC Insurance Group, Inc.	1,741	62,728
Employers Holdings, Inc.	5,462	230,879
Enstar Group, Ltd. (A)	2,029	353,614
Everest Re Group, Ltd.	8,843	2,185,813
FBL Financial Group, Inc., Class A	1,862	118,796
FedNat Holding Company	2,525	36,032
First American Financial Corp.	45,423	2,439,215
Genworth Financial, Inc., Class A (A)	294,300	1,091,853
Gjensidige Forsikring ASA	43,575	878,260
Global Indemnity, Ltd.	1,543	47,771
Goosehead Insurance, Inc., Class A	2,004	95,791
Greenlight Capital Re, Ltd., Class A (A)	6,118	51,942
Hallmark Financial Services, Inc. (A)	2,971	42,277
Hannover Rueck SE	13,272	2,145,995
HCI Group, Inc.	1,255	50,790
Health Insurance Innovations, Inc., Class A (A)(C)	1,815	47,045
Heritage Insurance Holdings, Inc.	4,951	76,295
Horace Mann Educators Corp.	7,425	299,153
Insurance Australia Group, Ltd.	508,418	2,951,855
Investors Title Company	269	44,923
James River Group Holdings, Ltd.	5,152	241,629
Japan Post Holdings Company, Ltd.	346,000	3,918,451
Kemper Corp.	25,322	2,185,035
Kinsale Capital Group, Inc.	3,499	320,089
Legal & General Group PLC	1,309,572	4,486,608
Lincoln National Corp.	44,391	2,861,000
Loews Corp.	58,946	3,222,578
Mapfre SA	242,860	710,202
Marsh & McLennan Companies, Inc.	112,397	11,211,601
MBIA, Inc. (A)	15,228	141,773
Medibank Pvt., Ltd.	605,845	1,486,566
Mercury General Corp.	10,990	686,875
MetLife, Inc.	208,416	10,352,023
MS&AD Insurance Group Holdings, Inc.	104,251	3,313,765
Muenchener Rueckversicherungs-Gesellschaft AG	32,868	8,238,614
National General Holdings Corp.	12,125	278,148
National Western Life Group, Inc., Class A	424	108,968
NI Holdings, Inc. (A)	2,123	37,386
NN Group NV	67,517	2,714,108
Old Republic International Corp.	115,393	2,582,495
Palomar Holdings, Inc. (A)	1,124	27,021
Poste Italiane SpA (B)	114,440	1,205,934
Primerica, Inc.	17,157	2,057,982
Principal Financial Group, Inc.	56,677	3,282,732
ProAssurance Corp.	9,417	340,048
Protective Insurance Corp., Class B	2,213	38,440
Prudential Financial, Inc.	89,056	8,994,656
Prudential PLC	569,872	12,440,857
QBE Insurance Group, Ltd.	292,054	2,429,645
Reinsurance Group of America, Inc.	25,348	3,955,048
RenaissanceRe Holdings, Ltd.	17,891	3,184,777
RLI Corp.	7,041	603,484
RSA Insurance Group PLC	225,876	1,655,344
Safety Insurance Group, Inc.	2,562	243,723
Sampo OYJ, A Shares	97,478	4,601,393
SCOR SE	35,817	1,570,175
Selective Insurance Group, Inc.	10,341	774,437
Sompo Holdings, Inc.	73,791	2,854,352
Sony Financial Holdings, Inc.	32,916	792,130
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
State Auto Financial Corp.	3,116	$109,060
Stewart Information Services Corp.	4,123	166,940
Suncorp Group, Ltd.	285,568	2,704,208
Swiss Life Holding AG	7,522	3,729,302
Swiss Re AG	66,982	6,806,537
T&D Holdings, Inc.	122,125	1,329,149
The Allstate Corp.	73,099	7,433,437
The Hanover Insurance Group, Inc.	16,494	2,116,180
The Hartford Financial Services Group, Inc.	79,035	4,403,830
The Progressive Corp.	128,147	10,242,790
The Travelers Companies, Inc.	57,470	8,592,914
Third Point Reinsurance, Ltd. (A)	13,620	140,558
Tiptree, Inc.	5,512	34,726
Tokio Marine Holdings, Inc.	142,285	7,139,196
Torchmark Corp.	21,975	1,965,884
Trupanion, Inc. (A)(C)	5,233	189,068
Tryg A/S	26,225	853,373
United Fire Group, Inc.	3,704	179,496
United Insurance Holdings Corp.	4,073	58,081
Universal Insurance Holdings, Inc.	5,533	154,371
Unum Group	46,180	1,549,339
W.R. Berkley Corp.	58,627	3,865,278
Watford Holdings, Ltd. (A)	3,721	85,192
Willis Towers Watson PLC	28,354	5,430,925
Zurich Insurance Group AG	33,261	11,573,144
		356,095,856
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	6,010	95,559
Anworth Mortgage Asset Corp.	20,043	75,963
Apollo Commercial Real Estate Finance, Inc.	26,148	480,862
Ares Commercial Real Estate Corp.	5,133	76,276
Arlington Asset Investment Corp., Class A	7,217	49,653
ARMOUR Residential REIT, Inc.	10,233	190,743
Blackstone Mortgage Trust, Inc., Class A	20,513	729,853
Capstead Mortgage Corp.	15,226	127,137
Cherry Hill Mortgage Investment Corp.	3,303	52,848
Colony Credit Real Estate, Inc.	14,576	225,928
Dynex Capital, Inc.	4,710	78,898
Ellington Financial, Inc.	4,799	86,238
Exantas Capital Corp.	6,106	69,059
Granite Point Mortgage Trust, Inc.	9,097	174,571
Great Ajax Corp.	3,790	53,060
Invesco Mortgage Capital, Inc.	22,623	364,683
KKR Real Estate Finance Trust, Inc.	3,967	79,023
Ladder Capital Corp.	18,257	303,249
New York Mortgage Trust, Inc.	36,848	228,458
Orchid Island Capital, Inc.	9,864	62,735
PennyMac Mortgage Investment Trust	12,971	283,157
Ready Capital Corp.	5,672	84,513
Redwood Trust, Inc.	16,484	272,481
TPG RE Finance Trust, Inc.	8,104	156,326
Western Asset Mortgage Capital Corp.	8,525	85,080
		4,486,353
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	10,319	281,193
Bridgewater Bancshares, Inc. (A)	5,168	59,639
Capitol Federal Financial, Inc.	22,251	306,396
Columbia Financial, Inc. (A)	9,403	141,985
Dime Community Bancshares, Inc.	6,048	114,852
Entegra Financial Corp. (A)	1,482	44,638
ESSA Bancorp, Inc.	2,105	32,101
Essent Group, Ltd. (A)	16,933	795,682

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Federal Agricultural Mortgage Corp., Class C	1,632	$118,581
First Defiance Financial Corp.	3,626	103,595
Flagstar Bancorp, Inc.	4,999	165,667
FS Bancorp, Inc.	976	50,625
Hingham Institution for Savings	288	57,027
Home Bancorp, Inc.	1,499	57,682
HomeStreet, Inc. (A)	4,578	135,692
Kearny Financial Corp.	15,013	199,523
LendingTree, Inc. (A)(C)	3,027	1,271,431
Luther Burbank Corp.	4,091	44,551
Merchants Bancorp	1,756	29,905
Meridian Bancorp, Inc.	8,868	158,649
Meta Financial Group, Inc.	6,664	186,925
MMA Capital Holdings, Inc. (A)	1,077	36,047
Mr. Cooper Group, Inc. (A)	13,676	109,545
New York Community Bancorp, Inc.	189,353	1,889,743
NMI Holdings, Inc., Class A (A)	11,691	331,907
Northfield Bancorp, Inc.	8,499	132,669
Northwest Bancshares, Inc.	17,461	307,488
OceanFirst Financial Corp.	9,142	227,179
Ocwen Financial Corp. (A)	26,403	54,654
Oritani Financial Corp.	7,421	131,649
PCSB Financial Corp.	2,944	59,616
PennyMac Financial Services, Inc.	4,453	98,768
Provident Financial Services, Inc.	10,804	261,997
Radian Group, Inc.	37,048	846,547
Riverview Bancorp, Inc.	5,695	48,635
Southern Missouri Bancorp, Inc.	1,373	47,822
Sterling Bancorp, Inc.	3,643	36,321
Territorial Bancorp, Inc.	1,610	49,749
Timberland Bancorp, Inc.	1,428	42,669
TrustCo Bank Corp.	18,471	146,290
United Community Financial Corp.	8,121	77,718
United Financial Bancorp, Inc.	9,675	137,192
Walker & Dunlop, Inc.	4,935	262,591
Washington Federal, Inc.	46,578	1,626,970
Waterstone Financial, Inc.	4,621	78,834
Western New England Bancorp, Inc.	5,127	47,886
WSFS Financial Corp.	9,384	387,559
		11,834,384
		1,459,960,873
Health care – 12.6%
Biotechnology – 1.8%
AbbVie, Inc.	324,269	23,580,842
Abeona Therapeutics, Inc. (A)	6,757	32,298
ACADIA Pharmaceuticals, Inc. (A)	18,906	505,357
Acceleron Pharma, Inc. (A)	8,116	333,405
Achillion Pharmaceuticals, Inc. (A)	25,590	68,581
Acorda Therapeutics, Inc. (A)	8,567	65,709
Adverum Biotechnologies, Inc. (A)	9,714	115,499
Aeglea BioTherapeutics, Inc. (A)	5,650	38,703
Affimed NV (A)	12,003	34,449
Agenus, Inc. (A)	20,363	61,089
Aimmune Therapeutics, Inc. (A)	8,153	169,745
Akcea Therapeutics, Inc. (A)(C)	2,366	55,483
Akebia Therapeutics, Inc. (A)	21,796	105,493
Albireo Pharma, Inc. (A)	2,064	66,543
Alder Biopharmaceuticals, Inc. (A)	13,293	156,459
Aldeyra Therapeutics, Inc. (A)	4,814	28,884
Alector, Inc. (A)	2,016	38,304
Alexion Pharmaceuticals, Inc. (A)	49,193	6,443,299
Allakos, Inc. (A)(C)	3,181	137,833
Allogene Therapeutics, Inc. (A)	7,043	189,105
AMAG Pharmaceuticals, Inc. (A)	6,522	65,155
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Amgen, Inc.	133,788	$24,654,453
Amicus Therapeutics, Inc. (A)	41,579	518,906
AnaptysBio, Inc. (A)	4,437	250,336
Anavex Life Sciences Corp. (A)	8,934	30,108
Anika Therapeutics, Inc. (A)	2,514	102,119
Apellis Pharmaceuticals, Inc. (A)	8,751	221,750
Arcus Biosciences, Inc. (A)	6,444	51,230
Arena Pharmaceuticals, Inc. (A)	8,946	524,504
ArQule, Inc. (A)	18,372	202,276
Array BioPharma, Inc. (A)	39,777	1,842,868
Arrowhead Pharmaceuticals, Inc. (A)(C)	16,705	442,683
Assembly Biosciences, Inc. (A)	4,429	59,747
Atara Biotherapeutics, Inc. (A)	8,078	162,449
Athenex, Inc. (A)	10,760	213,048
Athersys, Inc. (A)	26,929	45,241
Audentes Therapeutics, Inc. (A)	7,933	300,343
Avid Bioservices, Inc. (A)	11,124	62,294
Avrobio, Inc. (A)	3,023	49,154
BeiGene, Ltd., ADR (A)	7,700	954,415
Beyondspring, Inc. (A)	2,153	51,026
BioCryst Pharmaceuticals, Inc. (A)	20,954	79,416
Biogen, Inc. (A)	42,532	9,946,959
Biohaven Pharmaceutical Holding Company, Ltd. (A)	5,978	261,777
BioSpecifics Technologies Corp. (A)	1,166	69,622
Blueprint Medicines Corp. (A)	8,745	824,916
Calithera Biosciences, Inc. (A)	7,338	28,618
Cara Therapeutics, Inc. (A)	6,206	133,429
CareDx, Inc. (A)	7,376	265,462
CASI Pharmaceuticals, Inc. (A)	10,495	33,584
Catalyst Pharmaceuticals, Inc. (A)	17,994	69,097
Celgene Corp. (A)	154,707	14,301,115
Cellular Biomedicine Group, Inc. (A)	2,462	40,697
CEL-SCI Corp. (A)	4,995	41,858
ChemoCentryx, Inc. (A)	7,582	70,513
Chimerix, Inc. (A)	9,745	42,098
Clovis Oncology, Inc. (A)	8,916	132,581
Coherus Biosciences, Inc. (A)	11,158	246,592
Concert Pharmaceuticals, Inc. (A)	4,431	53,172
Constellation Pharmaceuticals, Inc. (A)(C)	3,101	38,080
Corbus Pharmaceuticals Holdings, Inc. (A)(C)	11,276	78,143
Crinetics Pharmaceuticals, Inc. (A)	2,108	52,700
CSL, Ltd.	99,552	15,074,538
Cue Biopharma, Inc. (A)	4,153	37,335
Cyclerion Therapeutics, Inc. (A)	4,616	52,853
Cytokinetics, Inc. (A)	10,169	114,401
CytomX Therapeutics, Inc. (A)	8,459	94,910
Deciphera Pharmaceuticals, Inc. (A)	2,806	63,275
Denali Therapeutics, Inc. (A)	8,690	180,404
Dicerna Pharmaceuticals, Inc. (A)	9,342	147,137
Dynavax Technologies Corp. (A)(C)	12,692	50,641
Eagle Pharmaceuticals, Inc. (A)	1,711	95,268
Editas Medicine, Inc. (A)	9,007	222,833
Eidos Therapeutics, Inc. (A)(C)	2,045	63,559
Eiger BioPharmaceuticals, Inc. (A)	4,664	49,438
Emergent BioSolutions, Inc. (A)	8,170	394,693
Enanta Pharmaceuticals, Inc. (A)	3,092	260,903
Epizyme, Inc. (A)	14,130	177,332
Esperion Therapeutics, Inc. (A)	4,485	208,642
Exelixis, Inc. (A)	122,273	2,612,974
Fate Therapeutics, Inc. (A)	9,465	192,140
FibroGen, Inc. (A)	13,910	628,454
Five Prime Therapeutics, Inc. (A)	6,826	41,161
Flexion Therapeutics, Inc. (A)(C)	6,424	79,015

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Forty Seven, Inc. (A)	3,346	$35,468
G1 Therapeutics, Inc. (A)	6,146	188,436
Galectin Therapeutics, Inc. (A)	7,188	29,830
Genmab A/S (A)	13,509	2,486,203
Genomic Health, Inc. (A)	4,843	281,717
Geron Corp. (A)(C)	33,377	47,062
Gilead Sciences, Inc.	278,913	18,843,362
Global Blood Therapeutics, Inc. (A)	9,754	513,060
GlycoMimetics, Inc. (A)	6,521	77,730
Gossamer Bio, Inc. (A)	3,777	83,774
Grifols SA	65,513	1,938,758
Gritstone Oncology, Inc. (A)	4,889	54,463
Halozyme Therapeutics, Inc. (A)	25,791	443,089
Heron Therapeutics, Inc. (A)	13,361	248,381
Homology Medicines, Inc. (A)	4,478	87,634
ImmunoGen, Inc. (A)	28,110	60,999
Immunomedics, Inc. (A)	31,378	435,213
Incyte Corp. (A)	38,920	3,306,643
Inovio Pharmaceuticals, Inc. (A)(C)	18,065	53,111
Insmed, Inc. (A)	13,938	356,813
Intellia Therapeutics, Inc. (A)	6,818	111,611
Intercept Pharmaceuticals, Inc. (A)	4,436	352,973
Intrexon Corp. (A)(C)	13,261	101,579
Invitae Corp. (A)	15,539	365,167
Iovance Biotherapeutics, Inc. (A)	20,582	504,671
Ironwood Pharmaceuticals, Inc. (A)	27,969	305,981
Kadmon Holdings, Inc. (A)	26,183	53,937
KalVista Pharmaceuticals, Inc. (A)	2,237	49,550
Karyopharm Therapeutics, Inc. (A)	10,871	65,117
Kindred Biosciences, Inc. (A)	7,326	61,026
Kiniksa Pharmaceuticals, Ltd., Class A (A)	2,791	37,790
Kodiak Sciences, Inc. (A)	4,577	53,551
Krystal Biotech, Inc. (A)	1,621	65,278
Kura Oncology, Inc. (A)	5,353	105,401
La Jolla Pharmaceutical Company (A)(C)	4,076	37,703
Lexicon Pharmaceuticals, Inc. (A)(C)	8,181	51,458
Ligand Pharmaceuticals, Inc. (A)	11,360	1,296,744
MacroGenics, Inc. (A)	8,691	147,486
Madrigal Pharmaceuticals, Inc. (A)(C)	1,425	149,354
Magenta Therapeutics, Inc. (A)	3,706	54,664
MannKind Corp. (A)(C)	37,211	42,793
Marker Therapeutics, Inc. (A)	5,361	42,459
MediciNova, Inc. (A)	7,861	75,701
MEI Pharma, Inc. (A)	15,005	37,513
MeiraGTx Holdings PLC (A)	2,902	78,006
Mersana Therapeutics, Inc. (A)	8,225	33,311
Minerva Neurosciences, Inc. (A)	6,373	35,880
Mirati Therapeutics, Inc. (A)	4,473	460,719
Molecular Templates, Inc. (A)	3,566	29,776
Momenta Pharmaceuticals, Inc. (A)	18,014	224,274
Myriad Genetics, Inc. (A)	12,576	349,361
Natera, Inc. (A)	10,081	278,034
Novavax, Inc. (A)(C)	4,766	27,929
OPKO Health, Inc. (A)(C)	62,155	151,658
Palatin Technologies, Inc. (A)(C)	39,805	46,174
PDL BioPharma, Inc. (A)	22,483	70,597
PeptiDream, Inc. (A)	20,300	1,042,648
Pfenex, Inc. (A)	6,390	43,069
PhaseBio Pharmaceuticals, Inc. (A)	2,708	35,529
Pieris Pharmaceuticals, Inc. (A)	9,455	44,439
Portola Pharmaceuticals, Inc. (A)(C)	12,028	326,320
Principia Biopharma, Inc. (A)	2,507	83,207
Progenics Pharmaceuticals, Inc. (A)	16,126	99,497
Protagonist Therapeutics, Inc. (A)	3,087	37,384
Prothena Corp. PLC (A)	7,790	82,340
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
PTC Therapeutics, Inc. (A)	10,255	$461,475
Puma Biotechnology, Inc. (A)(C)	5,694	72,371
Ra Pharmaceuticals, Inc. (A)	5,649	169,865
Radius Health, Inc. (A)	8,201	199,776
Recro Pharma, Inc. (A)	3,897	39,632
Regeneron Pharmaceuticals, Inc. (A)	17,252	5,399,876
REGENXBIO, Inc. (A)	5,992	307,809
Repligen Corp. (A)	8,472	728,168
Replimune Group, Inc. (A)	2,368	34,715
Retrophin, Inc. (A)	7,610	152,885
Rhythm Pharmaceuticals, Inc. (A)	4,325	95,150
Rigel Pharmaceuticals, Inc. (A)	32,420	84,616
Rocket Pharmaceuticals, Inc. (A)	5,509	82,635
Rubius Therapeutics, Inc. (A)(C)	6,479	101,915
Sangamo Therapeutics, Inc. (A)	20,788	223,887
Scholar Rock Holding Corp. (A)	2,999	47,564
Sorrento Therapeutics, Inc. (A)(C)	22,115	59,047
Spark Therapeutics, Inc. (A)	6,142	628,818
Spectrum Pharmaceuticals, Inc. (A)	20,467	176,221
Stemline Therapeutics, Inc. (A)	7,447	114,088
Syndax Pharmaceuticals, Inc. (A)	4,193	39,037
Synlogic, Inc. (A)	3,662	33,324
Syros Pharmaceuticals, Inc. (A)	6,907	63,959
TG Therapeutics, Inc. (A)(C)	14,431	124,828
Tocagen, Inc. (A)	4,449	29,719
Translate Bio, Inc. (A)	5,553	70,134
Turning Point Therapeutics, Inc. (A)	1,253	50,997
Twist Bioscience Corp. (A)	3,911	113,458
Ultragenyx Pharmaceutical, Inc. (A)	9,795	621,983
United Therapeutics Corp. (A)	17,750	1,385,565
UNITY Biotechnology, Inc. (A)(C)	5,265	50,018
UroGen Pharma, Ltd. (A)	3,504	125,934
Vanda Pharmaceuticals, Inc. (A)	9,452	133,179
Veracyte, Inc. (A)	8,336	237,659
Vericel Corp. (A)	7,981	150,761
Vertex Pharmaceuticals, Inc. (A)	56,187	10,303,572
Viking Therapeutics, Inc. (A)	11,844	98,305
Voyager Therapeutics, Inc. (A)	4,408	119,986
Xencor, Inc. (A)	8,523	348,846
Y-mAbs Therapeutics, Inc. (A)	3,795	86,792
ZIOPHARM Oncology, Inc. (A)(C)	29,031	169,251
		171,542,745
Health care equipment and supplies – 2.9%
Abbott Laboratories	387,010	32,547,541
ABIOMED, Inc. (A)	9,827	2,559,835
Accuray, Inc. (A)	16,952	65,604
Alcon, Inc. (A)	95,330	5,886,593
Align Technology, Inc. (A)	15,977	4,372,905
AngioDynamics, Inc. (A)	6,657	131,076
Antares Pharma, Inc. (A)	29,940	98,503
Apyx Medical Corp. (A)	6,484	43,572
Asahi Intecc Company, Ltd.	42,600	1,053,034
AtriCure, Inc. (A)	6,631	197,869
Atrion Corp.	254	216,596
Avanos Medical, Inc. (A)	27,716	1,208,695
Axogen, Inc. (A)	6,190	122,562
Axonics Modulation Technologies, Inc. (A)	2,805	114,921
Baxter International, Inc.	104,125	8,527,838
Becton, Dickinson and Company	59,183	14,914,708
BioMerieux	8,961	742,495
BioSig Technologies, Inc. (A)	3,311	31,090
Boston Scientific Corp. (A)	305,138	13,114,831
Cantel Medical Corp.	14,723	1,187,263
Cardiovascular Systems, Inc. (A)	6,114	262,474
Carl Zeiss Meditec AG, Bearer Shares	8,743	862,325

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Cerus Corp. (A)	25,051	$140,787
Cochlear, Ltd.	12,702	1,849,358
Coloplast A/S, B Shares	26,136	2,954,381
Conformis, Inc. (A)	11,987	52,263
CONMED Corp.	4,832	413,474
Corindus Vascular Robotics, Inc. (A)	17,021	50,723
CryoLife, Inc. (A)	6,502	194,605
CryoPort, Inc. (A)(C)	4,974	91,124
Cutera, Inc. (A)	2,796	58,101
CytoSorbents Corp. (A)	6,193	40,936
Danaher Corp.	138,227	19,755,403
Demant A/S (A)(C)	24,564	764,557
DENTSPLY SIRONA, Inc.	51,367	2,997,778
Edwards Lifesciences Corp. (A)	45,753	8,452,409
Fisher & Paykel Healthcare Corp., Ltd.	126,110	1,311,861
GenMark Diagnostics, Inc. (A)	10,413	67,580
Glaukos Corp. (A)	6,352	478,941
Globus Medical, Inc., Class A (A)	44,545	1,884,254
Haemonetics Corp. (A)	29,855	3,592,751
Heska Corp. (A)	1,267	107,910
Hill-Rom Holdings, Inc.	27,057	2,830,703
Hologic, Inc. (A)	58,528	2,810,515
Hoya Corp.	83,807	6,440,919
ICU Medical, Inc. (A)	6,766	1,704,423
IDEXX Laboratories, Inc. (A)	18,882	5,198,781
Inogen, Inc. (A)	10,570	705,653
Integer Holdings Corp. (A)	5,788	485,729
Integra LifeSciences Holdings Corp. (A)	28,745	1,605,408
IntriCon Corp. (A)	1,629	38,053
Intuitive Surgical, Inc. (A)	25,332	13,287,901
Invacare Corp.	6,897	35,795
iRhythm Technologies, Inc. (A)	4,432	350,483
Koninklijke Philips NV	203,700	8,856,045
Lantheus Holdings, Inc. (A)	6,830	193,289
LeMaitre Vascular, Inc.	3,008	84,164
LivaNova PLC (A)	28,268	2,034,165
Masimo Corp. (A)	19,891	2,960,179
Medtronic PLC	294,115	28,643,860
Meridian Bioscience, Inc.	7,824	92,949
Merit Medical Systems, Inc. (A)	9,557	569,215
Mesa Laboratories, Inc.	602	147,093
Misonix, Inc. (A)	1,484	37,723
Natus Medical, Inc. (A)	6,064	155,784
Neogen Corp. (A)	9,181	570,232
Neuronetics, Inc. (A)	2,747	34,365
Nevro Corp. (A)	5,282	342,432
Novocure, Ltd. (A)	15,117	955,848
NuVasive, Inc. (A)	30,273	1,772,181
Olympus Corp.	256,108	2,850,196
OraSure Technologies, Inc. (A)	11,351	105,337
Orthofix Medical, Inc. (A)	3,248	171,754
OrthoPediatrics Corp. (A)	1,601	62,439
Pulse Biosciences, Inc. (A)	2,345	30,954
Quidel Corp. (A)	6,353	376,860
ResMed, Inc.	31,453	3,838,210
Rockwell Medical, Inc. (A)(C)	11,419	34,371
RTI Surgical Holdings, Inc. (A)	11,302	48,034
SeaSpine Holdings Corp. (A)	3,320	43,990
Senseonics Holdings, Inc. (A)(C)	21,256	43,362
Shockwave Medical, Inc. (A)	1,203	68,679
SI-BONE, Inc. (A)	3,056	62,159
Siemens Healthineers AG (B)(C)	33,067	1,393,376
Silk Road Medical, Inc. (A)	1,278	61,932
Smith & Nephew PLC	192,455	4,179,084
Sonova Holding AG	12,218	2,780,799
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
STAAR Surgical Company (A)	8,034	$236,039
STERIS PLC	34,263	5,101,075
Straumann Holding AG	2,272	2,007,718
Stryker Corp.	67,952	13,969,572
Surmodics, Inc. (A)	2,425	104,687
Sysmex Corp.	36,779	2,406,085
Tactile Systems Technology, Inc. (A)(C)	3,260	185,559
Tandem Diabetes Care, Inc. (A)	9,886	637,845
Teleflex, Inc.	10,082	3,338,654
Terumo Corp.	141,934	4,240,057
The Cooper Companies, Inc.	10,818	3,644,476
TransEnterix, Inc. (A)(C)	35,377	48,113
TransMedics Group, Inc. (A)	1,289	37,368
Utah Medical Products, Inc.	694	66,416
Varex Imaging Corp. (A)	6,793	208,205
Varian Medical Systems, Inc. (A)	19,811	2,696,871
ViewRay, Inc. (A)	12,660	111,535
West Pharmaceutical Services, Inc.	29,753	3,723,588
Wright Medical Group NV (A)	22,481	670,383
Zimmer Biomet Holdings, Inc.	44,953	5,292,766
Zynex, Inc.	3,101	27,878
		281,371,839
Health care providers and services – 1.9%
Acadia Healthcare Company, Inc. (A)	35,940	1,256,103
Addus HomeCare Corp. (A)	1,880	140,906
Alfresa Holdings Corp.	41,100	1,016,448
Amedisys, Inc. (A)	17,411	2,113,870
AmerisourceBergen Corp.	34,139	2,910,691
AMN Healthcare Services, Inc. (A)	8,174	443,440
Anthem, Inc.	56,422	15,922,853
BioScrip, Inc. (A)	24,252	63,055
BioTelemetry, Inc. (A)	5,959	286,926
Brookdale Senior Living, Inc. (A)	33,442	241,117
Cardinal Health, Inc.	65,176	3,069,790
Catasys, Inc. (A)	1,419	27,273
Centene Corp. (A)	90,698	4,756,203
Chemed Corp.	6,460	2,331,026
Cigna Corp.	83,239	13,114,304
Community Health Systems, Inc. (A)(C)	16,966	45,299
CorVel Corp. (A)	1,596	138,868
Covetrus, Inc. (A)	38,922	952,032
Cross Country Healthcare, Inc. (A)	7,104	66,636
CVS Health Corp.	284,970	15,528,015
DaVita, Inc. (A)	27,953	1,572,636
Diplomat Pharmacy, Inc. (A)	10,963	66,765
Encompass Health Corp.	40,056	2,537,948
Enzo Biochem, Inc. (A)	9,208	31,031
Fresenius Medical Care AG & Company KGaA	47,386	3,721,374
Fresenius SE & Company KGaA	91,706	4,979,635
Hanger, Inc. (A)	6,587	126,141
HCA Healthcare, Inc.	58,586	7,919,070
HealthEquity, Inc. (A)	33,076	2,163,170
Henry Schein, Inc. (A)	32,759	2,289,854
Humana, Inc.	29,626	7,859,778
Laboratory Corp. of America Holdings (A)	21,620	3,738,098
LHC Group, Inc. (A)	5,363	641,308
Magellan Health, Inc. (A)	3,876	287,715
McKesson Corp.	41,675	5,600,703
Medipal Holdings Corp.	39,841	881,224
MEDNAX, Inc. (A)	34,990	882,798
Molina Healthcare, Inc. (A)	25,374	3,632,034
National HealthCare Corp.	2,180	176,907
National Research Corp.	2,167	124,798
NMC Health PLC	21,047	643,948

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Owens & Minor, Inc.	11,867	$37,974
Patterson Companies, Inc.	48,405	1,108,475
PetIQ, Inc. (A)	3,466	114,239
Quest Diagnostics, Inc.	29,374	2,990,567
R1 RCM, Inc. (A)	18,313	230,378
RadNet, Inc. (A)	7,770	107,148
Ramsay Health Care, Ltd.	31,159	1,581,897
Ryman Healthcare, Ltd.	90,236	712,672
Select Medical Holdings Corp. (A)	19,783	313,956
Sonic Healthcare, Ltd.	99,163	1,889,448
Surgery Partners, Inc. (A)	4,909	39,959
Suzuken Company, Ltd.	15,748	925,407
Tenet Healthcare Corp. (A)	52,273	1,079,960
The Ensign Group, Inc.	9,037	514,386
The Joint Corp. (A)	2,508	45,646
The Providence Service Corp. (A)	2,133	122,306
Tivity Health, Inc. (A)	8,658	142,338
Triple-S Management Corp., Class B (A)	4,007	95,567
UnitedHealth Group, Inc.	208,457	50,865,593
Universal Health Services, Inc., Class B	18,174	2,369,708
US Physical Therapy, Inc.	2,231	273,454
WellCare Health Plans, Inc. (A)	11,127	3,171,974
		183,034,842
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	97,074	1,128,971
Castlight Health, Inc., B Shares (A)	19,599	63,305
Cerner Corp.	71,426	5,235,526
Computer Programs & Systems, Inc.	2,396	66,585
Evolent Health, Inc., Class A (A)	13,161	104,630
HealthStream, Inc. (A)	4,782	123,663
HMS Holdings Corp. (A)	15,530	503,017
Inovalon Holdings, Inc., Class A (A)	12,671	183,856
Inspire Medical Systems, Inc. (A)	2,360	143,134
M3, Inc.	92,586	1,699,031
Medidata Solutions, Inc. (A)	25,227	2,283,296
NextGen Healthcare, Inc. (A)	9,674	192,513
Omnicell, Inc. (A)	7,291	627,245
OptimizeRx Corp. (A)	2,370	38,394
Simulations Plus, Inc.	2,282	65,174
Tabula Rasa HealthCare, Inc. (A)	3,517	175,604
Teladoc Health, Inc. (A)(C)	12,746	846,462
Vocera Communications, Inc. (A)	5,453	174,060
		13,654,466
Life sciences tools and services – 0.8%
Accelerate Diagnostics, Inc. (A)(C)	5,009	114,606
Agilent Technologies, Inc.	69,365	5,179,485
Bio-Rad Laboratories, Inc., Class A (A)	8,117	2,537,293
Bio-Techne Corp.	15,347	3,199,696
Cambrex Corp. (A)	6,084	284,792
Charles River Laboratories International, Inc. (A)	19,756	2,803,376
ChromaDex Corp. (A)	8,067	37,512
Codexis, Inc. (A)	9,412	173,463
Eurofins Scientific SE (C)	2,508	1,106,683
Fluidigm Corp. (A)	12,475	153,692
Illumina, Inc. (A)	32,252	11,873,574
IQVIA Holdings, Inc. (A)	34,632	5,572,289
Lonza Group AG (A)	16,372	5,527,070
Luminex Corp.	7,564	156,121
Medpace Holdings, Inc. (A)	4,941	323,240
Mettler-Toledo International, Inc. (A)	5,448	4,576,320
NanoString Technologies, Inc. (A)	5,951	180,613
NeoGenomics, Inc. (A)	15,677	343,953
Pacific Biosciences of California, Inc. (A)	25,578	154,747
PerkinElmer, Inc.	24,107	2,322,468
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
PRA Health Sciences, Inc. (A)	23,946	$2,374,246
QIAGEN NV (A)	50,807	2,067,426
Quanterix Corp. (A)	1,804	60,957
Sartorius Stedim Biotech	6,028	950,514
Syneos Health, Inc. (A)	35,931	1,835,715
Thermo Fisher Scientific, Inc.	87,747	25,769,539
Waters Corp. (A)	15,258	3,284,132
		82,963,522
Pharmaceuticals – 5.1%
AcelRx Pharmaceuticals, Inc. (A)	15,842	40,080
Aerie Pharmaceuticals, Inc. (A)	7,634	225,585
Akorn, Inc. (A)	17,343	89,316
Allergan PLC	67,587	11,316,091
Amneal Pharmaceuticals, Inc. (A)	17,247	123,661
Amphastar Pharmaceuticals, Inc. (A)	6,610	139,537
ANI Pharmaceuticals, Inc. (A)	1,672	137,438
Aratana Therapeutics, Inc. (A)	9,534	49,195
Arvinas, Inc. (A)	3,324	73,095
Assertio Therapeutics, Inc. (A)	12,539	43,260
Astellas Pharma, Inc.	413,447	5,891,935
AstraZeneca PLC	278,509	22,768,571
Axsome Therapeutics, Inc. (A)	4,412	113,609
Bayer AG	204,957	14,215,879
BioDelivery Sciences International, Inc. (A)	15,672	72,875
Bristol-Myers Squibb Company	358,797	16,271,444
Catalent, Inc. (A)	59,042	3,200,667
Chiasma, Inc. (A)	5,210	38,919
Chugai Pharmaceutical Company, Ltd.	49,234	3,224,472
Collegium Pharmaceutical, Inc. (A)	6,065	79,755
Corcept Therapeutics, Inc. (A)	17,608	196,329
Corium International, Inc. (A)(D)	5,285	951
CorMedix, Inc. (A)	4,533	40,661
Cymabay Therapeutics, Inc. (A)	12,850	92,006
Daiichi Sankyo Company, Ltd.	124,686	6,539,221
Dermira, Inc. (A)	8,660	82,790
Eisai Company, Ltd.	55,368	3,138,049
Eli Lilly & Company	189,535	20,998,583
Eloxx Pharmaceuticals, Inc. (A)	4,612	45,982
Endo International PLC (A)	40,658	167,511
Evolus, Inc. (A)(C)	2,161	31,594
GlaxoSmithKline PLC	1,091,336	21,875,640
H Lundbeck A/S	15,676	620,914
Hisamitsu Pharmaceutical Company, Inc.	11,784	467,008
Innoviva, Inc. (A)	11,638	169,449
Intersect ENT, Inc. (A)	5,597	127,388
Intra-Cellular Therapies, Inc. (A)	8,360	108,513
Ipsen SA	8,249	1,125,128
Johnson & Johnson	582,381	81,114,026
Kyowa Hakko Kirin Company, Ltd.	52,959	955,568
Lannett Company, Inc. (A)(C)	6,145	37,239
Mallinckrodt PLC (A)	49,468	454,116
Marinus Pharmaceuticals, Inc. (A)	10,044	41,683
Merck & Company, Inc.	564,747	47,354,036
Merck KGaA	28,429	2,969,444
Mitsubishi Tanabe Pharma Corp.	50,634	563,489
Mylan NV (A)	111,865	2,129,910
MyoKardia, Inc. (A)	7,969	399,566
Nektar Therapeutics (A)	38,777	1,379,686
Novartis AG	476,539	43,504,079
Novo Nordisk A/S, B Shares	378,350	19,325,057
Ocular Therapeutix, Inc. (A)(C)	7,766	34,170
Odonate Therapeutics, Inc. (A)	1,541	56,539
Omeros Corp. (A)(C)	8,538	133,961
Ono Pharmaceutical Company, Ltd.	83,600	1,503,109

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Optinose, Inc. (A)	5,394	$38,190
Orion OYJ, Class B	22,561	827,332
Otsuka Holdings Company, Ltd.	85,793	2,803,433
Pacira BioSciences, Inc. (A)	7,306	317,738
Perrigo Company PLC	27,532	1,311,074
Pfizer, Inc.	1,217,764	52,753,536
Phibro Animal Health Corp., Class A	3,758	119,392
Prestige Consumer Healthcare, Inc. (A)	30,333	960,949
Reata Pharmaceuticals, Inc., Class A (A)	3,616	341,170
Recordati SpA	22,824	951,311
resTORbio, Inc. (A)	3,099	31,610
Revance Therapeutics, Inc. (A)	8,255	107,067
Roche Holding AG	154,426	43,422,682
Sanofi	246,764	21,325,918
Santen Pharmaceutical Company, Ltd.	80,500	1,338,323
Shionogi & Company, Ltd.	59,211	3,421,379
SIGA Technologies, Inc. (A)	10,270	58,334
Sumitomo Dainippon Pharma Company, Ltd.	35,792	681,395
Supernus Pharmaceuticals, Inc. (A)	8,920	295,163
Taisho Pharmaceutical Holdings Company, Ltd.	8,116	625,142
Takeda Pharmaceutical Company, Ltd.	326,798	11,625,126
Teva Pharmaceutical Industries, Ltd., ADR (A)	240,908	2,223,581
The Medicines Company (A)(C)	12,653	461,455
TherapeuticsMD, Inc. (A)(C)	36,734	95,508
Theravance Biopharma, Inc. (A)(C)	8,180	133,579
Tricida, Inc. (A)	4,002	157,919
UCB SA	27,820	2,308,770
Vifor Pharma AG (C)	10,007	1,446,393
WaVe Life Sciences, Ltd. (A)	4,194	109,421
Xeris Pharmaceuticals, Inc. (A)	5,312	60,769
Zoetis, Inc.	105,012	11,917,812
Zogenix, Inc. (A)	7,665	366,234
Zynerba Pharmaceuticals, Inc. (A)	3,989	54,051
		498,590,535
		1,231,157,949
Industrials – 11.5%
Aerospace and defense – 2.0%
AAR Corp.	6,023	221,586
Aerojet Rocketdyne Holdings, Inc. (A)	13,002	582,100
Aerovironment, Inc. (A)	3,858	219,019
Airbus SE	128,029	18,118,866
Arconic, Inc.	87,541	2,260,309
Astronics Corp. (A)	4,374	175,922
Axon Enterprise, Inc. (A)	35,241	2,262,825
BAE Systems PLC	703,772	4,423,123
Cubic Corp.	5,576	359,540
Curtiss-Wright Corp.	17,331	2,203,290
Dassault Aviation SA	548	787,875
Ducommun, Inc. (A)	2,005	90,365
General Dynamics Corp.	59,569	10,830,836
Huntington Ingalls Industries, Inc.	9,007	2,024,233
Kratos Defense & Security Solutions, Inc. (A)	16,078	368,025
L3 Technologies, Inc.	17,444	4,276,745
L3Harris Technologies, Inc.	25,931	4,904,330
Leonardo SpA	88,729	1,125,663
Lockheed Martin Corp.	53,924	19,603,531
Maxar Technologies, Inc. (C)	10,965	85,746
Meggitt PLC	171,055	1,139,638
Mercury Systems, Inc. (A)	9,482	667,059
Moog, Inc., Class A	5,569	521,314
MTU Aero Engines AG	11,466	2,734,761
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
National Presto Industries, Inc. (C)	891	$83,121
Northrop Grumman Corp.	37,254	12,037,140
Parsons Corp. (A)	3,312	122,080
Raytheon Company	61,107	10,625,285
Rolls-Royce Holdings PLC (A)	375,572	4,012,210
Safran SA	72,005	10,533,739
Singapore Technologies Engineering, Ltd.	345,752	1,058,962
Teledyne Technologies, Inc. (A)	14,683	4,021,233
Textron, Inc.	51,099	2,710,291
Thales SA	23,509	2,903,881
The Boeing Company	114,776	41,779,612
TransDigm Group, Inc. (A)	10,721	5,186,820
Triumph Group, Inc.	8,933	204,566
United Technologies Corp.	177,927	23,166,095
Vectrus, Inc. (A)	2,070	83,959
Wesco Aircraft Holdings, Inc. (A)	9,507	105,528
		198,621,223
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	10,538	257,127
Atlas Air Worldwide Holdings, Inc. (A)	4,198	187,399
Bollore SA	190,559	840,826
C.H. Robinson Worldwide, Inc.	29,824	2,515,654
Deutsche Post AG	217,429	7,152,718
Echo Global Logistics, Inc. (A)	5,052	105,435
Expeditors International of Washington, Inc.	37,492	2,844,143
FedEx Corp.	52,589	8,634,588
Forward Air Corp.	5,155	304,918
Hub Group, Inc., Class A (A)	5,975	250,831
Radiant Logistics, Inc. (A)	7,647	46,953
SG Holdings Company, Ltd.	31,300	889,994
United Parcel Service, Inc., Class B	153,013	15,801,653
XPO Logistics, Inc. (A)(C)	37,259	2,153,943
Yamato Holdings Company, Ltd.	67,793	1,381,860
		43,368,042
Airlines – 0.3%
Alaska Air Group, Inc.	27,255	1,741,867
Allegiant Travel Company	2,313	331,916
American Airlines Group, Inc.	86,816	2,831,070
ANA Holdings, Inc. (C)	25,849	856,797
Delta Air Lines, Inc.	130,631	7,413,309
Deutsche Lufthansa AG	51,506	883,112
easyJet PLC	35,669	431,861
Hawaiian Holdings, Inc.	8,525	233,841
Japan Airlines Company, Ltd.	24,940	795,978
JetBlue Airways Corp. (A)	121,952	2,254,892
Mesa Air Group, Inc. (A)	4,135	37,794
Singapore Airlines, Ltd.	117,627	806,022
SkyWest, Inc.	8,913	540,752
Southwest Airlines Company	107,172	5,442,194
Spirit Airlines, Inc. (A)	12,152	580,015
United Continental Holdings, Inc. (A)	48,468	4,243,373
		29,424,793
Building products – 0.5%
AAON, Inc.	7,282	365,411
Advanced Drainage Systems, Inc.	6,492	212,873
AGC, Inc.	40,176	1,391,771
Allegion PLC	20,552	2,272,024
American Woodmark Corp. (A)	2,741	231,943
AO Smith Corp.	31,620	1,491,199
Apogee Enterprises, Inc.	4,713	204,733
Armstrong Flooring, Inc. (A)	4,477	44,098
Assa Abloy AB, B Shares	220,736	4,980,397
Builders FirstSource, Inc. (A)	20,493	345,512

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Caesarstone, Ltd.	4,251	$63,893
Cie de Saint-Gobain (C)	108,304	4,229,245
Continental Building Products, Inc. (A)	6,213	165,079
Cornerstone Building Brands, Inc. (A)	8,603	50,155
CSW Industrials, Inc.	2,648	180,461
Daikin Industries, Ltd.	54,797	7,175,061
Fortune Brands Home & Security, Inc.	30,376	1,735,381
Geberit AG	8,168	3,817,937
Gibraltar Industries, Inc. (A)	5,836	235,541
Griffon Corp.	6,691	113,212
Insteel Industries, Inc.	3,527	73,432
JELD-WEN Holding, Inc. (A)	12,137	257,669
Johnson Controls International PLC	174,599	7,212,685
Kingspan Group PLC	33,859	1,839,506
Lennox International, Inc.	14,303	3,933,325
LIXIL Group Corp.	57,850	917,675
Masco Corp.	64,165	2,517,835
Masonite International Corp. (A)	4,475	235,743
Patrick Industries, Inc. (A)	4,081	200,744
PGT Innovations, Inc. (A)	10,128	169,340
Quanex Building Products Corp.	6,053	114,341
Resideo Technologies, Inc. (A)	49,712	1,089,687
Simpson Manufacturing Company, Inc.	7,904	525,300
TOTO, Ltd.	31,100	1,231,630
Trex Company, Inc. (A)	34,159	2,449,200
Universal Forest Products, Inc.	10,640	404,958
		52,478,996
Commercial services and supplies – 0.6%
ABM Industries, Inc.	11,785	471,400
ACCO Brands Corp.	18,394	144,761
Advanced Disposal Services, Inc. (A)	12,871	410,714
Brady Corp., Class A	8,384	413,499
Brambles, Ltd.	350,895	3,177,916
BrightView Holdings, Inc. (A)	5,646	105,637
Casella Waste Systems, Inc., Class A (A)	8,003	317,159
CECO Environmental Corp. (A)	6,118	58,672
Cimpress NV (A)	3,921	356,380
Cintas Corp.	18,606	4,415,018
Clean Harbors, Inc. (A)	20,601	1,464,731
Copart, Inc. (A)	43,981	3,287,140
Covanta Holding Corp.	21,138	378,582
Dai Nippon Printing Company, Ltd.	53,373	1,139,898
Deluxe Corp.	25,535	1,038,253
Edenred	52,722	2,686,951
Ennis, Inc.	4,921	100,979
G4S PLC	337,561	893,063
Healthcare Services Group, Inc.	43,312	1,313,220
Heritage-Crystal Clean, Inc. (A)	2,899	76,273
Herman Miller, Inc.	34,330	1,534,551
HNI Corp.	25,420	899,360
Interface, Inc.	10,846	166,269
ISS A/S	34,478	1,042,365
Kimball International, Inc., Class B	6,766	117,931
Knoll, Inc.	8,834	203,005
Matthews International Corp., Class A	5,642	196,624
McGrath RentCorp	4,310	267,867
Mobile Mini, Inc.	8,083	245,966
MSA Safety, Inc.	20,536	2,164,289
Multi-Color Corp.	2,594	129,622
Park24 Company, Ltd.	26,100	609,372
PICO Holdings, Inc. (A)	4,493	52,209
Pitney Bowes, Inc.	32,241	137,991
Quad/Graphics, Inc. (C)	6,233	49,303
Rentokil Initial PLC	407,013	2,054,880
Republic Services, Inc.	47,300	4,098,072
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Rollins, Inc.	32,254	$1,156,951
RR Donnelley & Sons Company	14,835	29,225
Secom Company, Ltd.	46,155	3,977,167
Securitas AB, B Shares	68,790	1,207,438
Societe BIC SA (C)	5,709	434,884
Sohgo Security Services Company, Ltd.	15,500	716,444
SP Plus Corp. (A)	4,122	131,615
Steelcase, Inc., Class A	15,512	265,255
Stericycle, Inc. (A)(C)	34,674	1,655,684
Team, Inc. (A)	5,568	85,302
Tetra Tech, Inc.	9,720	763,506
The Brink's Company	29,087	2,361,283
Toppan Printing Company, Ltd.	53,262	809,917
UniFirst Corp.	2,674	504,236
US Ecology, Inc.	3,993	237,743
Viad Corp.	3,522	233,297
VSE Corp.	1,754	50,322
Waste Management, Inc.	85,721	9,889,632
		60,729,823
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	55,577	2,223,579
AECOM (A)	63,756	2,413,165
Aegion Corp. (A)	5,730	105,432
Ameresco, Inc., Class A (A)	4,209	61,999
Arcosa, Inc.	8,693	327,118
Argan, Inc.	2,570	104,239
Bouygues SA	49,218	1,822,689
CIMIC Group, Ltd.	22,124	695,699
Comfort Systems USA, Inc.	6,467	329,752
Construction Partners, Inc. Class A (A)	2,472	37,129
Dycom Industries, Inc. (A)	18,196	1,071,199
Eiffage SA	17,320	1,711,726
EMCOR Group, Inc.	32,590	2,871,179
Ferrovial SA	107,605	2,754,538
Fluor Corp.	56,696	1,910,088
Granite Construction, Inc.	27,325	1,316,519
Great Lakes Dredge & Dock Corp. (A)	10,995	121,385
HOCHTIEF AG	5,602	682,206
IES Holdings, Inc. (A)	1,725	32,516
Jacobs Engineering Group, Inc.	25,232	2,129,328
JGC Corp.	49,606	678,659
Kajima Corp.	99,085	1,362,860
MasTec, Inc. (A)	35,647	1,836,890
MYR Group, Inc. (A)	2,964	110,705
Northwest Pipe Company (A)	1,955	50,400
NV5 Global, Inc. (A)	1,830	148,962
Obayashi Corp.	143,215	1,414,778
Primoris Services Corp.	7,996	167,356
Quanta Services, Inc.	31,292	1,195,041
Shimizu Corp.	129,829	1,080,978
Skanska AB, B Shares	75,081	1,356,635
Sterling Construction Company, Inc. (A)	4,960	66,563
Taisei Corp.	44,473	1,619,996
Tutor Perini Corp. (A)	7,102	98,505
Valmont Industries, Inc.	8,857	1,123,156
Vinci SA	111,907	11,428,572
WillScot Corp. (A)	9,344	140,534
		46,602,075
Electrical equipment – 0.8%
ABB, Ltd.	405,746	8,134,462
Acuity Brands, Inc.	16,170	2,230,005
Allied Motion Technologies, Inc.	1,400	53,060
American Superconductor Corp. (A)	4,301	39,913
AMETEK, Inc.	49,939	4,536,459

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Atkore International Group, Inc. (A)	8,243	$213,246
AZZ, Inc.	4,649	213,947
Bloom Energy Corp., Class A (A)	10,046	123,264
Eaton Corp. PLC	92,834	7,731,216
Emerson Electric Company	134,847	8,996,992
Encore Wire Corp.	3,666	214,754
EnerSys	25,048	1,715,788
Enphase Energy, Inc. (A)	16,358	298,206
Fuji Electric Company, Ltd.	27,740	961,377
Generac Holdings, Inc. (A)	10,837	752,196
Hubbell, Inc.	22,087	2,880,145
Legrand SA	58,827	4,300,772
Melrose Industries PLC	1,069,247	2,457,940
Mitsubishi Electric Corp.	401,597	5,309,145
Nidec Corp.	49,193	6,755,918
nVent Electric PLC	64,393	1,596,302
Plug Power, Inc. (A)(C)	41,632	93,672
Powell Industries, Inc.	1,684	63,992
Preformed Line Products Company	699	38,808
Prysmian SpA	52,917	1,093,356
Regal Beloit Corp.	17,347	1,417,423
Rockwell Automation, Inc.	25,977	4,255,812
Schneider Electric SE	120,989	10,947,433
Siemens Gamesa Renewable Energy SA	51,982	863,985
Sunrun, Inc. (A)	19,764	370,773
Thermon Group Holdings, Inc. (A)	5,972	153,182
TPI Composites, Inc. (A)	5,263	130,101
Vestas Wind Systems A/S	42,991	3,724,470
Vicor Corp. (A)	3,224	100,105
Vivint Solar, Inc. (A)	8,194	59,816
		82,828,035
Industrial conglomerates – 1.3%
3M Company	126,447	21,918,323
Carlisle Companies, Inc.	23,123	3,246,700
CK Hutchison Holdings, Ltd.	594,238	5,861,410
DCC PLC	21,680	1,934,102
General Electric Company	1,912,960	20,086,080
Honeywell International, Inc.	159,636	27,870,849
Jardine Matheson Holdings, Ltd.	48,800	3,077,962
Jardine Strategic Holdings, Ltd.	49,000	1,869,704
Keihan Holdings Company, Ltd.	21,100	920,589
Keppel Corp., Ltd.	321,945	1,586,349
NWS Holdings, Ltd.	338,599	696,420
Raven Industries, Inc.	6,440	231,067
Roper Technologies, Inc.	22,792	8,347,798
Sembcorp Industries, Ltd.	225,622	402,144
Siemens AG	168,234	20,029,155
Smiths Group PLC	87,500	1,740,910
Toshiba Corp.	122,528	3,819,780
		123,639,342
Machinery – 2.3%
Actuant Corp., Class A	9,889	245,346
AGCO Corp.	26,138	2,027,525
Alamo Group, Inc.	1,736	173,478
Albany International Corp., Class A	5,155	427,401
Alfa Laval AB	69,454	1,517,746
Alstom SA	34,578	1,602,709
Altra Industrial Motion Corp.	11,474	411,687
Amada Holdings Company, Ltd.	74,052	837,027
ANDRITZ AG	16,530	622,335
Astec Industries, Inc.	4,174	135,905
Atlas Copco AB, A Shares	147,878	4,738,845
Atlas Copco AB, B Shares	85,769	2,465,895
Barnes Group, Inc.	8,477	477,594
Blue Bird Corp. (A)	2,840	55,920
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Briggs & Stratton Corp.	7,558	$77,394
Caterpillar, Inc.	125,448	17,097,308
Chart Industries, Inc. (A)	6,324	486,189
CIRCOR International, Inc. (A)	3,529	162,334
CNH Industrial NV	223,625	2,297,353
Colfax Corp. (A)(C)	38,574	1,081,229
Columbus McKinnon Corp.	4,160	174,595
Commercial Vehicle Group, Inc. (A)	5,849	46,909
Crane Company	20,626	1,721,033
Cummins, Inc.	31,817	5,451,525
Daifuku Company, Ltd.	22,200	1,253,927
Deere & Company	69,543	11,523,971
Donaldson Company, Inc.	51,680	2,628,445
Douglas Dynamics, Inc.	4,044	160,911
Dover Corp.	31,675	3,173,835
Energy Recovery, Inc. (A)	6,919	72,096
EnPro Industries, Inc.	3,686	235,314
Epiroc AB, A Shares	143,618	1,496,403
Epiroc AB, B Shares	87,720	870,134
ESCO Technologies, Inc.	4,508	372,451
Evoqua Water Technologies Corp. (A)	13,611	193,821
FANUC Corp.	42,618	7,918,966
Federal Signal Corp.	10,634	284,460
Flowserve Corp.	28,643	1,509,200
Fortive Corp.	64,729	5,276,708
Franklin Electric Company, Inc.	8,231	390,973
GEA Group AG	33,508	950,977
Global Brass & Copper Holdings, Inc.	3,878	169,585
Graco, Inc.	67,477	3,385,996
Graham Corp.	1,931	39,026
Harsco Corp. (A)	14,278	391,788
Helios Technologies, Inc.	5,279	244,998
Hillenbrand, Inc.	10,975	434,281
Hino Motors, Ltd.	65,242	550,657
Hitachi Construction Machinery Company, Ltd.	24,252	634,473
Hoshizaki Corp.	11,800	879,941
Hurco Companies, Inc.	1,341	47,686
Hyster-Yale Materials Handling, Inc.	1,880	103,889
IDEX Corp.	30,679	5,281,083
IHI Corp.	31,876	770,606
Illinois Tool Works, Inc.	65,770	9,918,774
Ingersoll-Rand PLC	52,944	6,706,416
ITT, Inc.	35,579	2,329,713
John Bean Technologies Corp.	5,541	671,181
JTEKT Corp.	46,593	566,535
Kadant, Inc.	1,930	175,263
Kawasaki Heavy Industries, Ltd.	30,820	726,865
Kennametal, Inc.	47,965	1,774,225
KION Group AG	14,148	894,732
Knorr-Bremse AG	10,678	1,191,108
Komatsu, Ltd.	203,076	4,930,239
Kone OYJ, B Shares	74,731	4,413,114
Kubota Corp.	230,552	3,851,718
Kurita Water Industries, Ltd.	22,427	558,765
LB Foster Company, Class A (A)	1,944	53,149
Lincoln Electric Holdings, Inc.	25,449	2,094,962
Lindsay Corp.	1,932	158,830
Luxfer Holdings PLC	4,993	122,428
Lydall, Inc. (A)	3,242	65,488
Makita Corp.	49,352	1,684,999
Meritor, Inc. (A)	14,196	344,253
Metso OYJ	23,001	905,232
Milacron Holdings Corp. (A)	12,336	170,237
Miller Industries, Inc.	2,077	63,868

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
MINEBEA MITSUMI, Inc.	79,900	$1,361,301
MISUMI Group, Inc.	62,500	1,575,427
Mitsubishi Heavy Industries, Ltd.	70,663	3,081,758
Mueller Industries, Inc.	10,019	293,256
Mueller Water Products, Inc., Class A	27,914	274,115
Nabtesco Corp. (C)	24,289	678,562
Navistar International Corp. (A)	8,863	305,330
NGK Insulators, Ltd.	57,161	835,938
NN, Inc.	8,077	78,832
Nordson Corp.	20,952	2,960,727
NSK, Ltd.	77,398	691,808
Omega Flex, Inc.	522	40,095
Oshkosh Corp.	28,332	2,365,439
PACCAR, Inc.	76,071	5,451,248
Parker-Hannifin Corp.	28,159	4,787,312
Park-Ohio Holdings Corp.	1,705	55,566
Pentair PLC	34,965	1,300,698
Proto Labs, Inc. (A)	4,794	556,200
RBC Bearings, Inc. (A)	4,291	715,782
REV Group, Inc.	5,011	72,209
Rexnord Corp. (A)	18,668	564,147
Sandvik AB	248,686	4,569,868
Schindler Holding AG	4,466	976,328
Schindler Holding AG, Participation Certificates	8,971	1,999,617
SKF AB, B Shares	83,885	1,544,267
SMC Corp.	12,547	4,703,554
Snap-on, Inc.	12,067	1,998,778
Spartan Motors, Inc.	6,683	73,246
Spirax-Sarco Engineering PLC	16,248	1,896,794
SPX Corp. (A)	7,717	254,815
SPX FLOW, Inc. (A)	7,489	313,490
Standex International Corp.	2,242	163,980
Stanley Black & Decker, Inc.	33,264	4,810,307
Sumitomo Heavy Industries, Ltd.	24,125	833,468
Techtronic Industries Company, Ltd.	301,742	2,311,593
Tennant Company	3,201	195,901
Terex Corp.	36,632	1,150,245
The Eastern Company	1,079	30,234
The Gorman-Rupp Company	3,150	103,415
The Greenbrier Companies, Inc.	5,779	175,682
The Manitowoc Company, Inc. (A)	6,540	116,412
The Timken Company	27,756	1,424,993
The Toro Company	43,132	2,885,531
The Weir Group PLC	56,877	1,119,131
THK Company, Ltd.	27,152	653,100
Titan International, Inc.	9,859	48,211
TriMas Corp. (A)	8,109	251,136
Trinity Industries, Inc.	52,605	1,091,554
Twin Disc, Inc. (A)	2,234	33,733
Volvo AB, B Shares	326,952	5,195,162
Wabash National Corp.	9,675	157,412
Wabtec Corp. (C)	35,498	2,547,336
Wartsila OYJ ABP	98,067	1,423,914
Watts Water Technologies, Inc., Class A	4,844	451,364
Welbilt, Inc. (A)	23,109	385,920
Woodward, Inc.	22,653	2,563,413
Xylem, Inc.	39,319	3,288,641
Yangzijiang Shipbuilding Holdings, Ltd.	539,315	611,027
		220,353,299
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	828	962,924
A.P. Moller - Maersk A/S, Series B	1,436	1,786,839
Costamare, Inc.	9,493	48,699
Eagle Bulk Shipping, Inc. (A)	8,654	45,347
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Marine (continued)
Kirby Corp. (A)	21,847	$1,725,913
Kuehne + Nagel International AG	11,894	1,766,698
Matson, Inc.	7,634	296,581
Mitsui OSK Lines, Ltd.	25,704	617,230
Nippon Yusen KK	34,325	552,437
Scorpio Bulkers, Inc.	10,445	48,047
		7,850,715
Professional services – 0.8%
Adecco Group AG	34,825	2,092,890
ASGN, Inc. (A)	30,518	1,849,391
Barrett Business Services, Inc.	1,311	108,289
BG Staffing, Inc.	1,938	36,589
Bureau Veritas SA	63,318	1,562,867
CBIZ, Inc. (A)	9,069	177,662
CRA International, Inc.	1,535	58,837
Equifax, Inc.	26,472	3,580,073
Experian PLC	200,187	6,063,574
Exponent, Inc.	9,195	538,275
Forrester Research, Inc.	1,946	91,520
Franklin Covey Company (A)	1,889	64,226
FTI Consulting, Inc. (A)	6,663	558,626
GP Strategies Corp. (A)	2,589	39,042
Heidrick & Struggles International, Inc.	3,440	103,097
Huron Consulting Group, Inc. (A)	3,984	200,714
ICF International, Inc.	3,207	233,470
IHS Markit, Ltd. (A)	79,883	5,090,145
InnerWorkings, Inc. (A)	9,667	36,928
Insperity, Inc.	22,098	2,699,050
Intertek Group PLC	35,520	2,483,203
Kelly Services, Inc., Class A	5,892	154,311
Kforce, Inc.	4,060	142,465
Korn Ferry	10,056	402,944
ManpowerGroup, Inc.	24,217	2,339,362
Mistras Group, Inc. (A)	3,567	51,258
Navigant Consulting, Inc.	6,951	161,194
Nielsen Holdings PLC	76,938	1,738,799
Persol Holdings Company, Ltd.	38,600	910,037
Randstad NV	26,272	1,441,880
Recruit Holdings Company, Ltd.	260,900	8,735,424
RELX PLC	224,621	5,448,055
RELX PLC (Euronext Amsterdam Exchange)	207,238	5,012,684
Resources Connection, Inc.	5,738	91,865
Robert Half International, Inc.	25,598	1,459,342
SEEK, Ltd.	73,078	1,087,714
SGS SA	1,178	3,002,556
Teleperformance	12,713	2,545,978
TriNet Group, Inc. (A)	7,962	539,824
TrueBlue, Inc. (A)	7,139	157,486
Upwork, Inc. (A)	9,926	159,610
Verisk Analytics, Inc.	35,952	5,265,530
WageWorks, Inc. (A)	7,153	363,301
Willdan Group, Inc. (A)	1,858	69,211
Wolters Kluwer NV	61,628	4,483,517
		73,432,815
Road and rail – 1.1%
ArcBest Corp.	4,717	132,595
Aurizon Holdings, Ltd.	438,075	1,663,007
Avis Budget Group, Inc. (A)	36,408	1,280,105
Central Japan Railway Company	31,676	6,351,290
ComfortDelGro Corp., Ltd.	472,018	928,266
Covenant Transportation Group, Inc., Class A (A)	2,627	38,643
CSX Corp.	168,630	13,046,903
Daseke, Inc. (A)	10,094	36,338

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
DSV A/S	39,250	$3,864,945
East Japan Railway Company	67,140	6,287,240
Genesee & Wyoming, Inc., Class A (A)	22,902	2,290,200
Hankyu Hanshin Holdings, Inc.	50,300	1,804,878
Heartland Express, Inc.	8,427	152,276
Hertz Global Holdings, Inc. (A)(C)	18,189	290,296
J.B. Hunt Transport Services, Inc.	19,371	1,770,703
Kansas City Southern	22,033	2,684,060
Keikyu Corp.	47,879	825,569
Keio Corp.	22,615	1,490,403
Keisei Electric Railway Company, Ltd.	28,294	1,032,023
Kintetsu Group Holdings Company, Ltd.	37,774	1,810,975
Knight-Swift Transportation Holdings, Inc.	50,505	1,658,584
Kyushu Railway Company	35,000	1,021,045
Landstar System, Inc.	16,279	1,757,969
Marten Transport, Ltd.	7,326	132,967
MTR Corp., Ltd.	337,815	2,275,468
Nagoya Railroad Company, Ltd.	39,899	1,104,962
Nippon Express Company, Ltd.	17,346	924,541
Norfolk Southern Corp.	58,347	11,630,308
Odakyu Electric Railway Company, Ltd.	64,879	1,589,894
Old Dominion Freight Line, Inc.	26,243	3,917,030
Ryder System, Inc.	21,596	1,259,047
Saia, Inc. (A)	4,674	302,268
Seibu Holdings, Inc.	44,300	739,530
Tobu Railway Company, Ltd.	41,873	1,222,038
Tokyu Corp.	109,908	1,951,388
Union Pacific Corp.	155,260	26,256,019
Universal Logistics Holdings, Inc.	1,683	37,817
Werner Enterprises, Inc.	25,605	795,803
West Japan Railway Company	35,925	2,907,607
		109,265,000
Trading companies and distributors – 0.6%
AerCap Holdings NV (A)	29,181	1,517,704
Aircastle, Ltd.	9,109	193,657
Applied Industrial Technologies, Inc.	6,840	420,865
Ashtead Group PLC	104,047	2,981,086
Beacon Roofing Supply, Inc. (A)	12,105	444,496
BlueLinx Holdings, Inc. (A)(C)	1,816	35,975
BMC Stock Holdings, Inc. (A)	11,962	253,594
Brenntag AG	34,165	1,676,390
Bunzl PLC	74,259	1,959,398
CAI International, Inc. (A)	3,050	75,701
DXP Enterprises, Inc. (A)	2,983	113,026
EVI Industries, Inc.	892	34,137
Fastenal Company	125,644	4,094,738
Ferguson PLC	51,095	3,637,449
Foundation Building Materials, Inc. (A)	2,792	49,642
GATX Corp.	21,076	1,671,116
GMS, Inc. (A)	5,687	125,114
H&E Equipment Services, Inc.	5,761	167,587
Herc Holdings, Inc. (A)	4,349	199,315
ITOCHU Corp.	296,504	5,680,134
Kaman Corp.	4,925	313,673
Lawson Products, Inc. (A)	883	32,433
Marubeni Corp.	344,559	2,287,098
Mitsubishi Corp.	297,306	7,856,421
Mitsui & Company, Ltd.	364,203	5,944,848
MonotaRO Company, Ltd.	28,200	690,794
MRC Global, Inc. (A)	14,450	247,384
MSC Industrial Direct Company, Inc., Class A	18,223	1,353,240
NOW, Inc. (A)	63,185	932,611
Rush Enterprises, Inc., Class A	4,733	172,849
Rush Enterprises, Inc., Class B	1,009	37,242
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
SiteOne Landscape Supply, Inc. (A)(C)	7,279	$504,435
Sumitomo Corp.	261,638	3,973,777
Systemax, Inc.	2,327	51,566
Textainer Group Holdings, Ltd. (A)	5,319	53,616
Titan Machinery, Inc. (A)	3,574	73,553
Toyota Tsusho Corp.	46,882	1,424,126
Transcat, Inc. (A)	1,521	38,922
Triton International, Ltd.	10,108	331,138
United Rentals, Inc. (A)	17,260	2,289,194
Veritiv Corp. (A)	2,527	49,074
W.W. Grainger, Inc.	9,849	2,641,797
Watsco, Inc.	13,060	2,135,702
Willis Lease Finance Corp. (A)	600	34,992
		58,801,609
Transportation infrastructure – 0.2%
Aena SME SA (B)	14,857	2,944,701
Aeroports de Paris	6,511	1,148,755
Atlantia SpA (C)	108,912	2,840,026
Auckland International Airport, Ltd.	212,911	1,409,527
Fraport AG Frankfurt Airport Services Worldwide	9,004	775,021
Getlink SE	96,839	1,551,214
Japan Airport Terminal Company, Ltd.	11,400	487,565
Kamigumi Company, Ltd.	24,206	574,014
SATS, Ltd.	152,700	589,168
Sydney Airport	243,610	1,376,270
Transurban Group	588,390	6,092,428
		19,788,689
		1,127,184,456
Information technology – 15.5%
Communications equipment – 0.9%
Acacia Communications, Inc. (A)	6,667	314,416
ADTRAN, Inc.	8,563	130,586
Aerohive Networks, Inc. (A)	8,735	38,696
Applied Optoelectronics, Inc. (A)(C)	3,667	37,697
Arista Networks, Inc. (A)	11,629	3,019,121
CalAmp Corp. (A)	6,189	72,288
Calix, Inc. (A)	8,639	56,672
Casa Systems, Inc. (A)	6,233	40,078
Ciena Corp. (A)	57,992	2,385,211
Cisco Systems, Inc.	938,991	51,390,977
Comtech Telecommunications Corp.	4,299	120,845
Digi International, Inc. (A)	5,354	67,889
Extreme Networks, Inc. (A)	21,276	137,656
F5 Networks, Inc. (A)	13,233	1,927,122
Finisar Corp. (A)	20,913	478,280
Harmonic, Inc. (A)	16,012	88,867
Infinera Corp. (A)	32,191	93,676
Inseego Corp. (A)	8,417	40,317
InterDigital, Inc.	18,532	1,193,461
Juniper Networks, Inc.	75,481	2,010,059
KVH Industries, Inc. (A)	3,360	36,523
Lumentum Holdings, Inc. (A)	44,599	2,382,033
Motorola Solutions, Inc.	36,149	6,027,123
NETGEAR, Inc. (A)	5,642	142,686
NetScout Systems, Inc. (A)	41,758	1,060,236
Nokia OYJ	1,239,003	6,171,218
Plantronics, Inc.	19,313	715,354
Ribbon Communications, Inc. (A)	11,317	55,340
Telefonaktiebolaget LM Ericsson, B Shares	675,511	6,411,765
ViaSat, Inc. (A)	23,080	1,865,326
Viavi Solutions, Inc. (A)	40,855	542,963
		89,054,481

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components – 1.2%
Airgain, Inc. (A)	1,891	$26,758
Akoustis Technologies, Inc. (A)	5,054	32,346
Alps Alpine Company, Ltd.	45,100	763,795
Amphenol Corp., Class A	65,570	6,290,786
Anixter International, Inc. (A)	5,429	324,166
Arlo Technologies, Inc. (A)	14,491	58,109
Arrow Electronics, Inc. (A)	34,327	2,446,485
Avnet, Inc.	43,065	1,949,553
AVX Corp.	8,296	137,714
Badger Meter, Inc.	5,059	301,972
Bel Fuse, Inc., Class B	2,027	34,804
Belden, Inc.	22,932	1,366,059
Benchmark Electronics, Inc.	6,777	170,238
Cognex Corp.	69,435	3,331,491
Coherent, Inc. (A)	9,811	1,337,926
Control4 Corp. (A)	4,786	113,668
Corning, Inc.	172,194	5,722,007
CTS Corp.	5,804	160,074
Daktronics, Inc.	7,613	46,972
ePlus, Inc. (A)	2,405	165,801
Fabrinet (A)	6,455	320,620
FARO Technologies, Inc. (A)	3,114	163,734
Fitbit, Inc., Class A (A)	39,723	174,781
FLIR Systems, Inc.	30,168	1,632,089
Halma PLC	83,688	2,149,326
Hamamatsu Photonics KK	30,800	1,203,261
Hexagon AB, B Shares	57,328	3,187,644
Hirose Electric Company, Ltd.	7,075	791,678
Hitachi High-Technologies Corp.	14,884	765,174
Hitachi, Ltd.	212,494	7,818,230
II-VI, Inc. (A)(C)	11,215	410,020
Ingenico Group SA	13,136	1,162,553
Insight Enterprises, Inc. (A)	6,321	367,882
IPG Photonics Corp. (A)	7,860	1,212,405
Iteris, Inc. (A)	6,421	33,197
Itron, Inc. (A)	6,131	383,617
Jabil, Inc.	56,465	1,784,294
KEMET Corp.	10,157	191,053
Keyence Corp.	20,000	12,334,449
Keysight Technologies, Inc. (A)	41,168	3,697,298
Kimball Electronics, Inc. (A)	4,656	75,613
Knowles Corp. (A)	14,466	264,872
Kyocera Corp.	70,563	4,623,547
Littelfuse, Inc.	10,019	1,772,461
Methode Electronics, Inc.	6,575	187,848
MTS Systems Corp.	3,194	186,945
Murata Manufacturing Company, Ltd.	126,239	5,683,372
Napco Security Technologies, Inc. (A)	2,117	62,833
National Instruments Corp.	45,412	1,906,850
Nippon Electric Glass Company, Ltd. (C)	17,924	455,559
nLight, Inc. (A)	5,926	113,779
Novanta, Inc. (A)	5,970	562,971
Omron Corp.	42,418	2,224,657
OSI Systems, Inc. (A)	2,952	332,484
PAR Technology Corp. (A)(C)	2,105	59,361
Park Electrochemical Corp.	3,524	58,816
PC Connection, Inc.	2,109	73,773
PCM, Inc. (A)	1,745	61,145
Plexus Corp. (A)	5,302	309,478
Rogers Corp. (A)	3,298	569,169
Sanmina Corp. (A)	12,070	365,480
ScanSource, Inc. (A)	4,609	150,069
Shimadzu Corp.	48,792	1,201,165
SYNNEX Corp.	16,809	1,654,006
TDK Corp.	28,521	2,221,612
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
TE Connectivity, Ltd.	73,909	$7,079,004
Tech Data Corp. (A)	21,305	2,228,503
Trimble, Inc. (A)	101,959	4,599,370
TTM Technologies, Inc. (A)	17,940	182,988
Venture Corp., Ltd.	59,400	717,177
Vishay Intertechnology, Inc.	77,056	1,272,965
Vishay Precision Group, Inc. (A)	1,929	78,375
Yaskawa Electric Corp.	52,810	1,805,943
Yokogawa Electric Corp.	49,792	980,037
Zebra Technologies Corp., Class A (A)	21,871	4,581,756
		113,268,012
IT services – 3.6%
Accenture PLC, Class A	139,931	25,855,051
Adyen NV (A)(B)	2,272	1,752,588
Akamai Technologies, Inc. (A)	36,338	2,912,127
Alliance Data Systems Corp.	9,765	1,368,369
Amadeus IT Group SA	96,430	7,641,642
Atos SE	21,116	1,764,179
Automatic Data Processing, Inc.	95,497	15,788,519
Brightcove, Inc. (A)	7,219	74,572
Broadridge Financial Solutions, Inc.	25,344	3,235,922
CACI International, Inc., Class A (A)	10,078	2,061,858
Capgemini SE	34,902	4,339,473
Carbonite, Inc. (A)	5,980	155,719
Cardtronics PLC, Class A (A)	6,811	186,077
Cass Information Systems, Inc.	2,566	124,400
Cognizant Technology Solutions Corp., Class A	124,904	7,917,665
Computershare, Ltd.	107,126	1,221,742
Conduent, Inc. (A)	31,206	299,266
CoreLogic, Inc. (A)	32,692	1,367,506
CSG Systems International, Inc.	5,839	285,118
DXC Technology Company	58,712	3,237,967
Endurance International Group Holdings, Inc. (A)	13,469	64,651
EVERTEC, Inc.	10,744	351,329
Evo Payments, Inc., Class A (A)	5,588	176,190
ExlService Holdings, Inc. (A)	5,995	396,449
Fidelity National Information Services, Inc.	71,073	8,719,236
Fiserv, Inc. (A)	86,148	7,853,252
FleetCor Technologies, Inc. (A)	18,916	5,312,559
Fujitsu, Ltd.	43,223	3,020,693
Gartner, Inc. (A)	19,639	3,160,701
Global Payments, Inc.	34,385	5,506,070
GMO Payment Gateway, Inc.	8,700	601,236
GTT Communications, Inc. (A)(C)	6,041	106,322
I3 Verticals, Inc., Class A (A)	1,795	52,863
IBM Corp.	194,489	26,820,033
International Money Express, Inc. (A)	2,595	36,590
Itochu Techno-Solutions Corp.	21,500	552,728
Jack Henry & Associates, Inc.	16,793	2,248,919
KBR, Inc.	82,438	2,056,004
Leidos Holdings, Inc.	58,435	4,666,035
Limelight Networks, Inc. (A)	21,924	59,195
LiveRamp Holdings, Inc. (A)	40,090	1,943,563
ManTech International Corp., Class A	4,749	312,722
Mastercard, Inc., Class A	197,139	52,149,180
MAXIMUS, Inc.	37,105	2,691,597
NIC, Inc.	11,833	189,801
Nomura Research Institute, Ltd.	74,400	1,196,444
NTT Data Corp.	138,510	1,849,393
Obic Company, Ltd.	14,200	1,613,762
Otsuka Corp.	22,700	915,423
Paychex, Inc.	70,228	5,779,062

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
PayPal Holdings, Inc. (A)	257,753	$29,502,408
Paysign, Inc. (A)	5,459	72,987
Perficient, Inc. (A)	5,775	198,198
Perspecta, Inc.	81,875	1,916,694
Presidio, Inc.	8,453	115,553
Sabre Corp.	111,306	2,470,993
Science Applications International Corp.	31,155	2,696,777
StarTek, Inc. (A)	3,667	29,959
Sykes Enterprises, Inc. (A)	7,005	192,357
The Hackett Group, Inc.	4,602	77,268
The Western Union Company	94,335	1,876,323
Total System Services, Inc.	35,729	4,582,959
TTEC Holdings, Inc.	2,639	122,951
Tucows, Inc., Class A (A)(C)	1,723	105,137
Unisys Corp. (A)	9,220	89,618
USA Technologies, Inc. (A)(C)	10,710	79,575
VeriSign, Inc. (A)	23,014	4,813,608
Verra Mobility Corp. (A)	17,655	231,104
Virtusa Corp. (A)	5,172	229,792
Visa, Inc., Class A	381,429	66,197,003
WEX, Inc. (A)	17,525	3,646,953
Wirecard AG	25,794	4,354,449
Wix.com, Ltd. (A)	10,200	1,449,420
Worldline SA (A)(B)	18,021	1,309,305
		348,353,153
Semiconductors and semiconductor equipment – 2.8%
Adesto Technologies Corp. (A)	5,247	42,763
Advanced Energy Industries, Inc. (A)	6,798	382,523
Advanced Micro Devices, Inc. (A)	194,325	5,901,650
Advantest Corp.	43,600	1,200,346
Alpha & Omega Semiconductor, Ltd. (A)	4,108	38,369
Ambarella, Inc. (A)	5,591	246,731
Amkor Technology, Inc. (A)	17,530	130,774
Analog Devices, Inc.	81,117	9,155,676
Applied Materials, Inc.	205,350	9,222,269
Aquantia Corp. (A)	5,092	66,349
ASM Pacific Technology, Ltd.	68,568	702,986
ASML Holding NV	93,562	19,469,301
Axcelis Technologies, Inc. (A)	5,958	89,668
AXT, Inc. (A)	7,640	30,254
Broadcom, Inc.	86,830	24,994,884
Brooks Automation, Inc.	12,643	489,916
Cabot Microelectronics Corp.	5,163	568,343
CEVA, Inc. (A)	4,082	99,397
Cirrus Logic, Inc. (A)	34,019	1,486,630
Cohu, Inc.	7,360	113,565
Cree, Inc. (A)	42,645	2,395,796
Cypress Semiconductor Corp.	148,272	3,297,569
Diodes, Inc. (A)	7,281	264,810
Disco Corp.	5,900	973,593
DSP Group, Inc. (A)	4,082	58,618
First Solar, Inc. (A)	30,734	2,018,609
FormFactor, Inc. (A)	13,242	207,502
GSI Technology, Inc. (A)	3,202	27,441
Ichor Holdings, Ltd. (A)	4,006	94,702
Impinj, Inc. (A)	2,673	76,501
Infineon Technologies AG (C)	249,944	4,441,425
Inphi Corp. (A)	7,963	398,946
Intel Corp.	982,018	47,009,202
KLA-Tencor Corp.	35,465	4,191,963
Lam Research Corp.	32,893	6,178,621
Lattice Semiconductor Corp. (A)	22,216	324,131
MACOM Technology Solutions Holdings, Inc. (A)	8,385	126,865
Maxim Integrated Products, Inc.	59,782	3,576,159
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
MaxLinear, Inc. (A)	11,598	$271,857
Microchip Technology, Inc. (C)	52,116	4,518,457
Micron Technology, Inc. (A)	242,764	9,368,263
MKS Instruments, Inc.	22,024	1,715,449
Monolithic Power Systems, Inc.	16,050	2,179,269
Nanometrics, Inc. (A)	4,202	145,851
NeoPhotonics Corp. (A)	7,626	31,877
NVE Corp.	896	62,388
NVIDIA Corp.	133,586	21,938,829
NXP Semiconductors NV	65,000	6,344,650
PDF Solutions, Inc. (A)	5,458	71,609
Photronics, Inc. (A)	11,701	95,948
Power Integrations, Inc.	5,027	403,065
Qorvo, Inc. (A)	26,157	1,742,318
QUALCOMM, Inc.	266,669	20,285,511
Rambus, Inc. (A)	19,517	234,985
Renesas Electronics Corp. (A)	162,400	807,902
Rohm Company, Ltd.	20,742	1,397,511
Rudolph Technologies, Inc. (A)	5,485	151,551
Semtech Corp. (A)	38,756	1,862,226
Silicon Laboratories, Inc. (A)	25,202	2,605,887
Skyworks Solutions, Inc.	37,893	2,927,992
SMART Global Holdings, Inc. (A)	2,387	54,877
STMicroelectronics NV	150,041	2,661,137
SUMCO Corp. (C)	55,900	666,330
SunPower Corp. (A)(C)	11,538	123,341
Synaptics, Inc. (A)	20,205	588,774
Teradyne, Inc.	69,449	3,327,302
Texas Instruments, Inc.	205,796	23,617,149
Tokyo Electron, Ltd.	34,460	4,843,537
Ultra Clean Holdings, Inc. (A)	7,138	99,361
Universal Display Corp. (C)	17,216	3,237,641
Veeco Instruments, Inc. (A)	8,931	109,137
Versum Materials, Inc.	44,265	2,283,189
Xilinx, Inc.	55,710	6,569,323
Xperi Corp.	8,737	179,895
		277,619,235
Software – 4.6%
8x8, Inc. (A)	16,656	401,410
A10 Networks, Inc. (A)	10,543	71,903
ACI Worldwide, Inc. (A)	64,196	2,204,491
Adobe, Inc. (A)	107,046	31,541,104
Agilysys, Inc. (A)	3,306	70,980
Alarm.com Holdings, Inc. (A)	6,578	351,923
Altair Engineering, Inc., Class A (A)	6,893	278,408
Amber Road, Inc. (A)	4,709	61,500
American Software, Inc., Class A	5,644	74,219
ANSYS, Inc. (A)	18,384	3,765,411
Appfolio, Inc., Class A (A)	2,719	278,072
Appian Corp. (A)	5,583	201,379
Autodesk, Inc. (A)	48,190	7,850,151
Avaya Holdings Corp. (A)	19,821	236,068
Benefitfocus, Inc. (A)	5,395	146,474
Blackbaud, Inc.	28,642	2,391,607
Blackline, Inc. (A)	7,622	407,853
Bottomline Technologies DE, Inc. (A)	7,680	339,763
Box, Inc., Class A (A)	25,594	450,710
Cadence Design Systems, Inc. (A)	61,644	4,365,012
Carbon Black, Inc. (A)	10,128	169,340
CDK Global, Inc.	49,282	2,436,502
ChannelAdvisor Corp. (A)	5,219	45,718
Check Point Software Technologies, Ltd. (A)	27,926	3,228,525
Cision, Ltd. (A)	16,527	193,862
Citrix Systems, Inc.	27,316	2,680,792

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cloudera, Inc. (A)	42,515	$223,629
CommVault Systems, Inc. (A)	21,732	1,078,342
Cornerstone OnDemand, Inc. (A)	10,023	580,632
CyberArk Software, Ltd. (A)	8,300	1,061,072
Dassault Systemes SE	28,732	4,582,907
Digimarc Corp. (A)	2,083	92,464
Digital Turbine, Inc. (A)	14,568	72,840
Domo, Inc., Class B (A)(C)	3,146	85,949
Ebix, Inc.	4,160	208,915
eGain Corp. (A)	4,183	34,050
Envestnet, Inc. (A)	8,525	582,854
Everbridge, Inc. (A)	5,800	518,636
Fair Isaac Corp. (A)	11,746	3,688,479
Five9, Inc. (A)	10,510	539,058
ForeScout Technologies, Inc. (A)	7,310	247,517
Fortinet, Inc. (A)	31,586	2,426,752
GTY Technology Holdings, Inc. (A)	5,813	39,819
Instructure, Inc. (A)	6,012	255,510
Intelligent Systems Corp. (A)	1,308	37,657
Intuit, Inc.	56,881	14,864,712
j2 Global, Inc.	27,135	2,412,030
LivePerson, Inc. (A)	10,945	306,898
LogMeIn, Inc.	20,186	1,487,304
Manhattan Associates, Inc. (A)	26,175	1,814,713
Micro Focus International PLC	75,266	1,979,494
Microsoft Corp.	1,680,846	225,166,055
MicroStrategy, Inc., Class A (A)	1,451	207,943
Mitek Systems, Inc. (A)	6,786	67,453
MobileIron, Inc. (A)	17,754	110,075
Model N, Inc. (A)	5,939	115,811
Monotype Imaging Holdings, Inc.	7,351	123,791
Nice, Ltd. (A)	13,988	1,914,895
OneSpan, Inc. (A)	6,019	85,289
Oracle Corp.	532,296	30,324,903
Oracle Corp. Japan	8,606	630,099
Progress Software Corp.	7,942	346,430
PROS Holdings, Inc. (A)	5,867	371,146
PTC, Inc. (A)	41,952	3,765,612
Q2 Holdings, Inc. (A)	7,121	543,760
QAD, Inc., Class A	2,058	82,752
Qualys, Inc. (A)	6,052	527,008
Rapid7, Inc. (A)	8,592	496,961
Red Hat, Inc. (A)	39,012	7,324,893
SailPoint Technologies Holding, Inc. (A)	15,394	308,496
salesforce.com, Inc. (A)	170,249	25,831,881
SAP SE	215,987	29,610,056
ShotSpotter, Inc. (A)(C)	1,466	64,797
SPS Commerce, Inc. (A)	3,219	329,014
SVMK, Inc. (A)	15,067	248,756
Symantec Corp.	135,703	2,952,897
Synchronoss Technologies, Inc. (A)	7,399	58,526
Synopsys, Inc. (A)	32,892	4,232,871
Telaria, Inc. (A)	8,116	61,032
Telenav, Inc. (A)	6,326	50,608
Temenos AG (A)	14,048	2,515,348
Tenable Holdings, Inc. (A)	6,656	189,962
Teradata Corp. (A)	47,447	1,700,975
The Sage Group PLC	238,545	2,432,821
TiVo Corp.	22,337	164,624
Trend Micro, Inc.	27,664	1,236,135
Tyler Technologies, Inc. (A)	15,535	3,355,871
Upland Software, Inc. (A)	4,014	182,757
Varonis Systems, Inc. (A)	5,317	329,335
Verint Systems, Inc. (A)	11,631	625,515
VirnetX Holding Corp. (A)(C)	11,169	69,359
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workiva, Inc. (A)	6,236	$362,249
Yext, Inc. (A)	16,652	334,539
Zix Corp. (A)	9,738	88,518
Zuora, Inc., Class A (A)	15,343	235,055
		453,242,283
Technology hardware, storage and peripherals – 2.4%
3D Systems Corp. (A)(C)	20,515	186,687
Apple, Inc.	958,767	189,759,165
AstroNova, Inc.	1,389	35,892
Avid Technology, Inc. (A)	5,249	47,871
Brother Industries, Ltd.	48,436	917,444
Canon, Inc. (C)	220,077	6,444,527
Cray, Inc. (A)	7,297	254,082
Diebold Nixdorf, Inc. (A)	13,962	127,892
Electronics For Imaging, Inc. (A)	7,618	281,180
FUJIFILM Holdings Corp.	79,238	4,022,897
Hewlett Packard Enterprise Company	293,734	4,391,323
HP, Inc.	330,409	6,869,203
Immersion Corp. (A)	6,268	47,699
Konica Minolta, Inc.	98,686	961,555
NCR Corp. (A)	48,659	1,513,295
NEC Corp.	54,484	2,149,995
NetApp, Inc.	54,101	3,338,032
Ricoh Company, Ltd.	147,677	1,477,389
Seagate Technology PLC	55,258	2,603,757
Seiko Epson Corp.	61,147	968,826
Stratasys, Ltd. (A)	9,220	270,791
Western Digital Corp.	64,756	3,079,148
Xerox Corp.	42,879	1,518,345
		231,266,995
		1,512,804,159
Materials – 4.5%
Chemicals – 2.5%
A. Schulman, Inc. (A)(C)(D)	4,750	2,057
Advanced Emissions Solutions, Inc.	3,184	40,246
AdvanSix, Inc. (A)	5,126	125,228
Air Liquide SA	94,401	13,203,717
Air Products & Chemicals, Inc.	48,282	10,929,596
Air Water, Inc.	33,507	575,260
Akzo Nobel NV	50,096	4,707,533
Albemarle Corp.	23,546	1,657,874
American Vanguard Corp.	5,392	83,091
Amyris, Inc. (A)	7,423	26,426
Arkema SA	15,119	1,405,529
Asahi Kasei Corp.	277,357	2,965,101
Ashland Global Holdings, Inc.	25,415	2,032,438
Balchem Corp.	5,781	577,927
BASF SE	201,879	14,686,540
Cabot Corp.	23,685	1,130,011
Celanese Corp.	27,775	2,994,145
CF Industries Holdings, Inc.	48,475	2,264,267
Chase Corp.	1,316	141,654
Chr. Hansen Holding A/S	23,194	2,182,673
Clariant AG (A)	43,283	880,593
Corteva, Inc. (A)	164,241	4,856,606
Covestro AG (B)	38,198	1,944,643
Croda International PLC	28,286	1,839,900
Daicel Corp.	58,985	525,671
Dow, Inc.	164,246	8,098,970
DuPont de Nemours, Inc. (A)	164,222	12,328,146
Eastman Chemical Company	30,390	2,365,254
Ecolab, Inc.	55,652	10,987,931
EMS-Chemie Holding AG	1,798	1,167,169
Evonik Industries AG	40,844	1,190,106

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ferro Corp. (A)	14,728	$232,702
Flotek Industries, Inc. (A)	10,793	35,725
FMC Corp.	28,886	2,396,094
FutureFuel Corp.	4,863	56,848
GCP Applied Technologies, Inc. (A)	9,652	218,521
Givaudan SA	2,031	5,736,621
Hawkins, Inc.	1,862	80,829
HB Fuller Company	9,072	420,941
Hitachi Chemical Company, Ltd.	23,370	636,966
Incitec Pivot, Ltd.	348,432	835,077
Ingevity Corp. (A)	24,436	2,569,934
Innophos Holdings, Inc.	3,651	106,281
Innospec, Inc.	4,325	394,613
International Flavors & Fragrances, Inc. (C)	22,194	3,220,127
Intrepid Potash, Inc. (A)	18,376	61,743
Israel Chemicals, Ltd.	160,358	843,637
Johnson Matthey PLC	42,549	1,798,867
JSR Corp.	43,190	684,144
Kaneka Corp.	11,046	416,464
Kansai Paint Company, Ltd.	38,354	806,051
Koninklijke DSM NV	39,898	4,922,790
Koppers Holdings, Inc. (A)	3,438	100,940
Kraton Corp. (A)	5,645	175,390
Kronos Worldwide, Inc.	4,224	64,712
Kuraray Company, Ltd.	69,306	830,230
LANXESS AG	18,981	1,127,272
Linde PLC	119,039	23,903,031
Livent Corp. (A)	26,597	184,051
LyondellBasell Industries NV, Class A	66,591	5,735,483
Minerals Technologies, Inc.	20,610	1,102,841
Mitsubishi Chemical Holdings Corp.	281,059	1,967,780
Mitsubishi Gas Chemical Company, Inc.	36,370	486,463
Mitsui Chemicals, Inc.	40,118	996,711
NewMarket Corp.	3,536	1,417,724
Nippon Paint Holdings Company, Ltd.	32,100	1,249,674
Nissan Chemical Corp.	27,800	1,255,950
Nitto Denko Corp.	34,387	1,702,036
Novozymes A/S, B Shares	48,137	2,244,475
Olin Corp.	66,791	1,463,391
OMNOVA Solutions, Inc. (A)	8,698	54,189
Orica, Ltd.	83,431	1,188,731
Orion Engineered Carbons SA	10,648	227,974
PolyOne Corp.	45,395	1,424,949
PPG Industries, Inc.	51,784	6,043,711
PQ Group Holdings, Inc. (A)	6,525	103,421
Quaker Chemical Corp.	2,330	472,710
Rayonier Advanced Materials, Inc. (C)	9,118	59,176
RPM International, Inc.	53,113	3,245,735
Sensient Technologies Corp.	24,626	1,809,518
Shin-Etsu Chemical Company, Ltd.	79,846	7,470,541
Showa Denko KK	29,200	864,121
Sika AG	28,052	4,792,478
Solvay SA (C)	16,285	1,691,208
Stepan Company	3,623	332,990
Sumitomo Chemical Company, Ltd.	326,844	1,521,897
Symrise AG	28,309	2,725,878
Taiyo Nippon Sanso Corp.	29,257	622,908
Teijin, Ltd.	40,048	684,203
The Chemours Company	66,435	1,594,440
The Mosaic Company	78,960	1,976,369
The Scotts Miracle-Gro Company	15,959	1,571,962
The Sherwin-Williams Company	17,822	8,167,644
Toray Industries, Inc.	304,672	2,314,737
Tosoh Corp.	56,200	792,697
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Trecora Resources (A)	4,158	$39,792
Tredegar Corp.	4,942	82,136
Trinseo SA	7,327	310,225
Tronox Holdings PLC, Class A	17,232	220,225
Umicore SA	43,300	1,389,567
Valvoline, Inc.	76,253	1,489,221
Yara International ASA	39,040	1,896,591
		237,581,375
Construction materials – 0.3%
Boral, Ltd.	255,577	921,716
CRH PLC	178,465	5,833,524
Eagle Materials, Inc.	17,878	1,657,291
Fletcher Building, Ltd.	184,015	599,609
HeidelbergCement AG	32,727	2,648,444
Imerys SA	8,062	427,244
James Hardie Industries PLC, Chess Depositary Interest	97,255	1,280,282
LafargeHolcim, Ltd. (A)	106,733	5,218,872
Martin Marietta Materials, Inc.	13,669	3,145,374
Summit Materials, Inc., Class A (A)	20,174	388,350
Taiheiyo Cement Corp.	26,170	794,539
U.S. Concrete, Inc. (A)	2,866	142,412
Vulcan Materials Company	28,964	3,977,047
		27,034,704
Containers and packaging – 0.3%
Amcor PLC (A)	355,985	4,090,268
AptarGroup, Inc.	25,608	3,184,099
Avery Dennison Corp.	18,691	2,162,175
Ball Corp.	73,461	5,141,535
Greif, Inc., Class A	15,379	500,586
Greif, Inc., Class B	969	42,297
International Paper Company	87,162	3,775,858
Myers Industries, Inc.	6,505	125,351
Owens-Illinois, Inc.	62,898	1,086,248
Packaging Corp. of America	20,477	1,951,868
Sealed Air Corp.	34,659	1,482,712
Silgan Holdings, Inc.	31,522	964,573
Smurfit Kappa Group PLC	49,637	1,504,122
Sonoco Products Company	40,542	2,649,014
Toyo Seikan Group Holdings, Ltd.	31,929	634,838
UFP Technologies, Inc. (A)	1,367	56,881
Westrock Company	56,887	2,074,669
		31,427,094
Metals and mining – 1.3%
1911 Gold Corp. (A)	3,149	664
AK Steel Holding Corp. (A)(C)	57,694	136,735
Allegheny Technologies, Inc. (A)	73,594	1,854,569
Alumina, Ltd.	531,453	872,350
Anglo American PLC	231,651	6,617,899
Antofagasta PLC	85,966	1,015,441
ArcelorMittal	146,086	2,613,182
BHP Group PLC	464,325	11,874,812
BHP Group, Ltd.	647,640	18,825,950
BlueScope Steel, Ltd.	116,363	989,429
Boliden AB	60,147	1,541,201
Carpenter Technology Corp.	27,689	1,328,518
Century Aluminum Company (A)	9,695	66,992
Cleveland-Cliffs, Inc. (C)	50,323	536,946
Coeur Mining, Inc. (A)	36,689	159,230
Commercial Metals Company	68,902	1,229,901
Compass Minerals International, Inc.	19,891	1,093,010
Evraz PLC	109,832	929,984
Fortescue Metals Group, Ltd.	304,815	1,938,496
Freeport-McMoRan, Inc.	317,772	3,689,333

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Fresnillo PLC	49,586	$548,808
Glencore PLC (A)	2,445,607	8,464,054
Gold Resource Corp.	11,638	39,336
Haynes International, Inc.	2,460	78,253
Hecla Mining Company	87,074	156,733
Hitachi Metals, Ltd.	48,364	548,432
JFE Holdings, Inc.	108,233	1,593,709
Kaiser Aluminum Corp.	2,919	284,924
Kobe Steel, Ltd.	69,684	457,385
Maruichi Steel Tube, Ltd.	12,861	357,913
Materion Corp.	3,646	247,235
Mitsubishi Materials Corp.	24,069	685,695
Newcrest Mining, Ltd.	168,521	3,786,028
Newmont Goldcorp Corp.	179,743	6,914,713
Nippon Steel Corp.	177,900	3,061,664
Norsk Hydro ASA	294,160	1,053,605
Novagold Resources, Inc. (A)	41,037	316,395
Nucor Corp.	66,859	3,683,931
Reliance Steel & Aluminum Company	27,244	2,577,827
Rio Tinto PLC	250,592	15,509,901
Rio Tinto, Ltd.	81,634	5,977,670
Royal Gold, Inc.	26,548	2,720,905
Schnitzer Steel Industries, Inc., Class A	4,764	124,674
South32, Ltd.	1,110,860	2,490,147
Steel Dynamics, Inc.	90,051	2,719,540
Sumitomo Metal Mining Company, Ltd.	51,107	1,532,011
SunCoke Energy, Inc. (A)	11,951	106,125
thyssenkrupp AG (C)	88,829	1,296,970
TimkenSteel Corp. (A)	7,784	63,284
United States Steel Corp.	69,926	1,070,567
voestalpine AG	25,117	776,487
Warrior Met Coal, Inc.	9,202	240,356
Worthington Industries, Inc.	22,864	920,505
		127,720,424
Paper and forest products – 0.1%
Boise Cascade Company	7,059	198,428
Clearwater Paper Corp. (A)	3,156	58,354
Domtar Corp.	25,563	1,138,320
Louisiana-Pacific Corp.	71,949	1,886,503
Mondi PLC	80,745	1,837,768
Neenah, Inc.	3,019	203,933
Oji Holdings Corp.	188,538	1,092,126
PH Glatfelter Company	8,012	135,243
Schweitzer-Mauduit International, Inc.	5,555	184,315
Stora Enso OYJ, R Shares	127,794	1,503,838
UPM-Kymmene OYJ	117,325	3,121,670
Verso Corp., Class A (A)	6,275	119,539
		11,480,037
		435,243,634
Real estate – 3.8%
Equity real estate investment trusts – 3.1%
Acadia Realty Trust	14,494	396,701
Agree Realty Corp.	6,557	419,976
Alexander & Baldwin, Inc. (A)	39,795	919,265
Alexander's, Inc.	387	143,306
Alexandria Real Estate Equities, Inc.	24,738	3,490,284
American Assets Trust, Inc.	8,227	387,656
American Campus Communities, Inc.	55,624	2,567,604
American Finance Trust, Inc.	19,248	209,803
American Tower Corp.	96,972	19,825,925
Apartment Investment & Management Company, A Shares	32,765	1,642,182
Armada Hoffler Properties, Inc.	9,401	155,587
Ascendas Real Estate Investment Trust	545,778	1,259,367
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Ashford Hospitality Trust, Inc.	18,377	$54,580
AvalonBay Communities, Inc.	30,564	6,209,994
Bluerock Residential Growth REIT, Inc.	4,709	55,331
Boston Properties, Inc.	33,917	4,375,293
Braemar Hotels & Resorts, Inc.	5,819	57,608
Brixmor Property Group, Inc.	120,742	2,158,867
Camden Property Trust	39,182	4,090,209
CapitaLand Commercial Trust	570,194	914,992
CapitaLand Mall Trust	564,103	1,097,049
CareTrust REIT, Inc.	17,038	405,164
CatchMark Timber Trust, Inc., Class A	9,840	102,828
CBL & Associates Properties, Inc.	35,969	37,408
Cedar Realty Trust, Inc.	19,945	52,854
Chatham Lodging Trust	8,261	155,885
Chesapeake Lodging Trust	10,657	302,872
City Office REIT, Inc.	7,687	92,167
Clipper Realty, Inc.	3,577	39,991
Community Healthcare Trust, Inc.	3,248	128,004
CoreCivic, Inc.	69,471	1,442,218
CorEnergy Infrastructure Trust, Inc.	2,409	95,541
CorePoint Lodging, Inc.	7,868	97,485
CoreSite Realty Corp.	14,953	1,722,137
Corporate Office Properties Trust	45,344	1,195,721
Cousins Properties, Inc.	58,878	2,129,617
Covivio	9,936	1,039,618
Crown Castle International Corp.	91,207	11,888,832
CyrusOne, Inc.	45,858	2,646,924
Daiwa House REIT Investment Corp.	405	977,605
Dexus	239,834	2,187,926
DiamondRock Hospitality Company	35,616	368,269
Digital Realty Trust, Inc.	45,715	5,384,770
Douglas Emmett, Inc.	65,557	2,611,791
Duke Realty Corp.	78,344	2,476,454
Easterly Government Properties, Inc.	11,983	217,012
EastGroup Properties, Inc.	21,219	2,460,980
EPR Properties	30,595	2,282,081
Equinix, Inc.	18,439	9,298,603
Equity Residential	81,295	6,171,916
Essential Properties Realty Trust, Inc.	8,673	173,807
Essex Property Trust, Inc.	14,431	4,212,842
Extra Space Storage, Inc.	27,842	2,954,036
Farmland Partners, Inc.	5,998	42,286
Federal Realty Investment Trust	16,557	2,131,879
First Industrial Realty Trust, Inc.	73,419	2,697,414
Four Corners Property Trust, Inc.	12,077	330,064
Franklin Street Properties Corp.	19,069	140,729
Front Yard Residential Corp.	9,163	111,972
Gecina SA (C)	10,046	1,503,709
Getty Realty Corp.	5,852	180,008
Gladstone Commercial Corp.	5,706	121,081
Gladstone Land Corp.	4,319	49,798
Global Medical REIT, Inc.	5,808	60,984
Global Net Lease, Inc.	14,896	292,260
Goodman Group	358,847	3,792,934
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,984	309,529
HCP, Inc.	104,694	3,348,114
Healthcare Realty Trust, Inc.	74,906	2,346,056
Hersha Hospitality Trust	6,398	105,823
Highwoods Properties, Inc.	42,018	1,735,343
Hospitality Properties Trust	66,624	1,665,600
Host Hotels & Resorts, Inc.	161,991	2,951,476
ICADE	6,671	611,112
Independence Realty Trust, Inc.	16,028	185,444
Industrial Logistics Properties Trust	11,476	238,930

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Innovative Industrial Properties, Inc. (C)	1,673	$206,716
Investors Real Estate Trust	2,195	128,781
Iron Mountain, Inc.	63,760	1,995,688
iStar, Inc.	11,163	138,644
Japan Prime Realty Investment Corp.	169	732,446
Japan Real Estate Investment Corp.	289	1,759,089
Japan Retail Fund Investment Corp.	574	1,160,974
JBG SMITH Properties	48,899	1,923,687
Jernigan Capital, Inc.	3,905	80,053
Kilroy Realty Corp.	40,916	3,020,010
Kimco Realty Corp.	93,473	1,727,381
Kite Realty Group Trust	14,624	221,261
Klepierre SA	44,805	1,501,096
Lamar Advertising Company, Class A	34,676	2,798,700
Land Securities Group PLC	154,606	1,637,698
Lexington Realty Trust	40,744	383,401
Liberty Property Trust	60,090	3,006,904
Life Storage, Inc.	18,897	1,796,727
Link REIT	463,606	5,704,860
LTC Properties, Inc.	6,946	317,154
Mack-Cali Realty Corp.	52,949	1,233,182
Medical Properties Trust, Inc.	159,820	2,787,261
Mid-America Apartment Communities, Inc.	24,903	2,932,577
Mirvac Group	858,281	1,889,363
Monmouth Real Estate Investment Corp.	16,240	220,052
National Health Investors, Inc.	7,340	572,740
National Retail Properties, Inc.	65,928	3,494,843
National Storage Affiliates Trust	10,067	291,339
New Senior Investment Group, Inc.	15,769	105,968
NexPoint Residential Trust, Inc.	3,385	140,139
Nippon Building Fund, Inc.	295	2,020,625
Nippon Prologis REIT, Inc.	437	1,009,409
Nomura Real Estate Master Fund, Inc.	854	1,313,347
NorthStar Realty Europe Corp.	7,967	130,898
Office Properties Income Trust	8,800	231,176
Omega Healthcare Investors, Inc.	86,929	3,194,641
One Liberty Properties, Inc.	3,040	88,038
Pebblebrook Hotel Trust	76,048	2,143,033
Pennsylvania Real Estate Investment Trust	13,738	89,297
Physicians Realty Trust	32,715	570,550
Piedmont Office Realty Trust, Inc., Class A	21,961	437,683
PotlatchDeltic Corp.	39,324	1,532,850
Preferred Apartment Communities, Inc., Class A	7,878	117,776
Prologis, Inc.	138,380	11,084,238
PS Business Parks, Inc.	11,574	1,950,566
Public Storage	32,928	7,842,462
QTS Realty Trust, Inc., Class A	9,705	448,177
Rayonier, Inc.	52,529	1,591,629
Realty Income Corp.	69,110	4,766,517
Regency Centers Corp.	36,547	2,439,147
Retail Opportunity Investments Corp.	20,224	346,437
Retail Value, Inc.	2,835	98,658
Rexford Industrial Realty, Inc.	18,309	739,134
RLJ Lodging Trust	30,612	543,057
RPT Realty	13,784	166,924
Ryman Hospitality Properties, Inc.	8,129	659,181
Sabra Health Care REIT, Inc.	104,602	2,059,613
Safehold, Inc. (C)	1,402	42,340
Saul Centers, Inc.	2,150	120,680
SBA Communications Corp. (A)	24,830	5,582,777
Scentre Group	1,168,416	3,153,295
Segro PLC	238,296	2,212,460
Senior Housing Properties Trust	138,887	1,148,595
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Seritage Growth Properties, Class A	5,837	$250,758
Simon Property Group, Inc.	67,776	10,827,894
SL Green Realty Corp.	18,670	1,500,508
Spirit MTA REIT	9,003	75,085
STAG Industrial, Inc.	22,406	677,557
Stockland	528,296	1,548,986
Summit Hotel Properties, Inc.	18,961	217,483
Sunstone Hotel Investors, Inc.	40,347	553,157
Suntec Real Estate Investment Trust	421,900	605,258
Tanger Factory Outlet Centers, Inc.	54,379	881,484
Taubman Centers, Inc.	24,779	1,011,727
Terreno Realty Corp.	10,972	538,067
The British Land Company PLC	198,721	1,360,053
The GEO Group, Inc.	70,343	1,477,906
The GPT Group	396,536	1,713,372
The Macerich Company	23,662	792,440
UDR, Inc.	61,348	2,753,912
UMH Properties, Inc.	6,947	86,212
Unibail-Rodamco-Westfield, Chess Depositary Interest	136,560	985,973
Unibail-Rodamco-Westfield, Stapled Shares	23,601	3,535,735
United Urban Investment Corp.	634	1,062,675
Uniti Group, Inc.	107,954	1,025,563
Universal Health Realty Income Trust	2,286	194,150
Urban Edge Properties	69,379	1,202,338
Urstadt Biddle Properties, Inc., Class A	5,520	115,920
Ventas, Inc.	81,061	5,540,519
Vicinity Centres	715,160	1,231,300
Vornado Realty Trust	37,834	2,425,159
Washington Prime Group, Inc.	33,962	129,735
Washington Real Estate Investment Trust	14,263	381,250
Weingarten Realty Investors	48,482	1,329,376
Welltower, Inc.	88,850	7,243,941
Weyerhaeuser Company	163,350	4,302,639
Whitestone REIT	7,081	89,858
Xenia Hotels & Resorts, Inc.	20,154	420,211
		302,609,627
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	22,831	344,017
Aroundtown SA	173,532	1,431,672
Azrieli Group, Ltd.	10,692	717,463
CapitaLand, Ltd.	562,784	1,469,556
CBRE Group, Inc., Class A (A)	68,465	3,512,255
City Developments, Ltd.	97,613	683,772
CK Asset Holdings, Ltd.	568,062	4,450,241
Consolidated-Tomoka Land Company	1,050	62,685
Cushman & Wakefield PLC (A)	18,300	327,204
Daito Trust Construction Company, Ltd.	15,811	2,016,392
Daiwa House Industry Company, Ltd.	124,366	3,634,061
Deutsche Wohnen SE	78,496	2,876,337
eXp World Holdings, Inc. (A)	3,210	35,727
Forestar Group, Inc. (A)	2,112	41,290
FRP Holdings, Inc. (A)	1,410	78,636
Hang Lung Properties, Ltd.	442,313	1,052,268
Henderson Land Development Company, Ltd.	318,709	1,757,146
HFF, Inc., Class A	6,817	310,037
Hongkong Land Holdings, Ltd.	256,534	1,653,546
Hulic Company, Ltd. (C)	59,469	478,769
Hysan Development Company, Ltd.	135,279	699,007
Jones Lang LaSalle, Inc.	18,533	2,607,408
Kennedy-Wilson Holdings, Inc.	22,023	453,013
Kerry Properties, Ltd.	147,064	617,745
Lendlease Group	123,401	1,127,629

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Marcus & Millichap, Inc. (A)	4,153	$128,120
Mitsubishi Estate Company, Ltd.	259,724	4,840,594
Mitsui Fudosan Company, Ltd.	195,926	4,761,822
New World Development Company, Ltd.	1,345,569	2,104,696
Newmark Group, Inc., Class A	26,145	234,782
Nomura Real Estate Holdings, Inc.	28,063	604,449
Rafael Holdings, Inc., Class B (A)	2,014	57,903
RE/MAX Holdings, Inc., Class A	3,292	101,262
Realogy Holdings Corp.	20,572	148,941
Redfin Corp. (A)	16,011	287,878
Sino Land Company, Ltd.	665,722	1,116,467
Sumitomo Realty & Development Company, Ltd.	73,183	2,618,103
Sun Hung Kai Properties, Ltd.	350,314	5,943,099
Swire Pacific, Ltd., Class A	109,518	1,345,676
Swire Properties, Ltd.	255,687	1,033,670
Swiss Prime Site AG (A)	16,717	1,459,989
Tejon Ranch Company (A)	4,219	69,993
The RMR Group, Inc., Class A	1,332	62,577
The St. Joe Company (A)	6,340	109,555
The Wharf Holdings, Ltd.	262,061	694,552
Tokyu Fudosan Holdings Corp.	131,781	729,304
UOL Group, Ltd.	103,970	580,786
Vonovia SE	108,171	5,167,308
Wharf Real Estate Investment Company, Ltd.	267,061	1,882,090
Wheelock & Company, Ltd.	180,285	1,294,555
		69,816,047
		372,425,674
Utilities – 3.4%
Electric utilities – 1.9%
ALLETE, Inc.	30,079	2,502,874
Alliant Energy Corp.	51,480	2,526,638
American Electric Power Company, Inc.	108,292	9,530,779
AusNet Services	413,647	545,131
Chubu Electric Power Company, Inc.	141,429	1,986,699
CK Infrastructure Holdings, Ltd.	145,843	1,188,662
CLP Holdings, Ltd.	361,334	3,981,824
Duke Energy Corp.	159,723	14,093,958
Edison International	71,521	4,821,231
EDP - Energias de Portugal SA	563,030	2,139,761
El Paso Electric Company	7,252	474,281
Electricite de France SA	132,273	1,667,679
Endesa SA	69,897	1,797,790
Enel SpA	1,787,034	12,465,899
Entergy Corp.	41,677	4,289,814
Evergy, Inc.	53,662	3,227,769
Eversource Energy	70,545	5,344,489
Exelon Corp.	213,065	10,214,336
FirstEnergy Corp.	110,877	4,746,644
Fortum OYJ	97,581	2,156,698
Genie Energy, Ltd., B Shares	3,304	35,188
Hawaiian Electric Industries, Inc.	44,145	1,922,515
HK Electric Investments & HK Electric Investments, Ltd. (C)	600,500	614,862
Iberdrola SA	1,289,736	12,840,840
IDACORP, Inc.	20,417	2,050,479
Kyushu Electric Power Company, Inc.	82,018	805,774
MGE Energy, Inc.	6,314	461,427
NextEra Energy, Inc.	105,071	21,524,845
OGE Energy Corp.	81,113	3,452,169
Orsted A/S (B)	41,593	3,598,167
Otter Tail Corp.	6,890	363,861
Pinnacle West Capital Corp.	24,418	2,297,490
PNM Resources, Inc.	46,396	2,362,020
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Portland General Electric Company	15,787	$855,182
Power Assets Holdings, Ltd.	305,236	2,195,880
PPL Corp.	158,479	4,914,434
Red Electrica Corp. SA	95,219	1,983,232
Spark Energy, Inc., Class A	2,678	29,967
SSE PLC	225,579	3,215,253
Terna Rete Elettrica Nazionale SpA	309,172	1,969,926
The Chugoku Electric Power Company, Inc. (C)	60,236	759,621
The Kansai Electric Power Company, Inc.	154,524	1,771,366
The Southern Company	228,372	12,624,404
Tohoku Electric Power Company, Inc.	93,065	941,716
Tokyo Electric Power Company Holdings, Inc. (A)	334,928	1,749,350
Verbund AG	14,721	771,171
Xcel Energy, Inc.	113,005	6,722,667
		182,536,762
Gas utilities – 0.3%
APA Group	259,468	1,967,626
Atmos Energy Corp.	25,494	2,691,147
Chesapeake Utilities Corp.	2,829	268,812
Hong Kong & China Gas Company, Ltd.	2,233,470	4,951,392
National Fuel Gas Company	34,962	1,844,246
Naturgy Energy Group SA	66,042	1,820,040
New Jersey Resources Corp.	51,887	2,582,416
Northwest Natural Holding Company	5,175	359,663
ONE Gas, Inc.	30,565	2,760,020
Osaka Gas Company, Ltd.	82,375	1,437,606
RGC Resources, Inc.	1,555	47,459
South Jersey Industries, Inc.	16,548	558,164
Southwest Gas Holdings, Inc.	31,054	2,783,059
Spire, Inc.	29,292	2,458,185
Toho Gas Company, Ltd.	16,784	618,866
Tokyo Gas Company, Ltd.	84,296	1,987,021
UGI Corp.	70,583	3,769,838
		32,905,560
Independent power and renewable electricity producers – 0.1%
AES Corp.	144,201	2,416,809
Atlantic Power Corp. (A)	23,257	56,282
Clearway Energy, Inc., Class A	6,439	104,183
Clearway Energy, Inc., Class C	12,972	218,708
Electric Power Development Company, Ltd.	31,448	715,638
Meridian Energy, Ltd.	279,660	893,571
NRG Energy, Inc.	58,652	2,059,858
Ormat Technologies, Inc.	7,049	446,836
Pattern Energy Group, Inc., Class A	16,052	370,641
TerraForm Power, Inc., Class A	13,166	188,274
Uniper SE	44,245	1,340,708
		8,811,508
Multi-utilities – 1.0%
AGL Energy, Ltd.	144,130	2,026,966
Ameren Corp.	53,747	4,036,937
Avista Corp.	11,682	521,017
Black Hills Corp.	32,700	2,556,159
CenterPoint Energy, Inc.	109,792	3,143,345
Centrica PLC	1,251,244	1,394,842
CMS Energy Corp.	62,167	3,600,091
Consolidated Edison, Inc.	72,050	6,317,344
Dominion Energy, Inc.	176,040	13,611,413
DTE Energy Company	40,071	5,124,279
E.ON SE	483,761	5,248,862
Engie SA (C)	401,276	6,084,743

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Innogy SE (B)	30,615	$1,451,745
MDU Resources Group, Inc.	80,267	2,070,889
National Grid PLC (C)	749,478	7,970,593
NiSource, Inc.	81,137	2,336,746
NorthWestern Corp.	29,355	2,117,963
Public Service Enterprise Group, Inc.	110,960	6,526,667
RWE AG	120,182	2,965,561
Sempra Energy	60,225	8,277,324
Suez	74,718	1,078,137
Unitil Corp.	2,664	159,547
Veolia Environnement SA	118,032	2,874,124
WEC Energy Group, Inc.	69,285	5,776,290
		97,271,584
Water utilities – 0.1%
American States Water Company	6,477	487,329
American Water Works Company, Inc.	39,692	4,604,272
Aqua America, Inc.	87,424	3,616,731
AquaVenture Holdings, Ltd. (A)	2,470	49,326
Artesian Resources Corp., Class A	1,628	60,513
Cadiz, Inc. (A)(C)	3,238	36,428
California Water Service Group	8,578	434,304
Connecticut Water Service, Inc.	2,234	155,754
Consolidated Water Company, Ltd.	3,726	53,133
Middlesex Water Company	2,949	174,728
Severn Trent PLC	52,146	1,356,567
SJW Group	4,731	287,503
The York Water Company	2,554	91,229
United Utilities Group PLC	149,884	1,491,927
		12,899,744
		334,425,158
TOTAL COMMON STOCKS (Cost $5,786,204,999)		$9,466,924,923
PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	1,037	25,769
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	12,028	745,271
Porsche Automobil Holding SE	33,658	2,180,515
Volkswagen AG	40,738	6,861,814
		9,787,600
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	39,125	3,827,181
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	7,825	1,604,785
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE	15,652	614,502
TOTAL PREFERRED SECURITIES (Cost $13,852,141)		$15,859,837
RIGHTS – 0.0%
ACS Actividades de Construccion y Servicios SA (Expiration Date: 7-9-19) (A)(E)	56,803	89,135
Hertz Global Holdings, Inc. (Expiration Date: 7-12-19; Strike Price: $12.95) (A)(C)	9,603	18,726
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)(E)	54,671	$14,094
Repsol SA (Expiration Date: 7-10-19) (A)(E)	315,451	174,974
TOTAL RIGHTS (Cost $301,725)		$296,929
SECURITIES LENDING COLLATERAL – 1.1%
John Hancock Collateral Trust, 2.4614% (F)(G)	10,544,397	105,521,994
TOTAL SECURITIES LENDING COLLATERAL (Cost $105,510,642)		$105,521,994
SHORT-TERM INVESTMENTS – 2.7%
U.S. Government Agency – 2.1%
Federal Home Loan Bank Discount Note
2.165%, 09/13/2019 *	$40,000,000	39,822,400
2.205%, 08/02/2019 *	50,000,000	49,901,778
2.205%, 08/05/2019 *	30,000,000	29,935,542
2.270%, 09/04/2019 *	10,000,000	9,961,000
2.345%, 08/28/2019 *	5,000,000	4,982,197
2.375%, 07/10/2019 *	2,000,000	1,998,900
2.400%, 07/30/2019 *	5,000,000	4,991,139
2.400%, 10/18/2019 *	35,000,000	34,774,279
2.405%, 07/22/2019 *	2,000,000	1,997,433
2.405%, 07/26/2019 *	31,000,000	30,952,639
		209,317,307
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $53,240,767 on 7-1-19, collateralized by $53,845,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $54,312,859, including interest)	53,235,000	53,235,000
TOTAL SHORT-TERM INVESTMENTS (Cost $262,485,633)		$262,552,307
Total Investments (Strategic Equity Allocation Trust) (Cost $6,168,355,140) – 100.6%		$9,851,155,990
Other assets and liabilities, net – (0.6%)		(58,758,996)
TOTAL NET ASSETS – 100.0%		$9,792,396,994
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-19.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	1,062	Long	Sep 2019	$100,967,248	$102,127,230	$1,159,982
Russell 2000 E-Mini Index Futures	157	Long	Sep 2019	12,084,714	12,301,735	217,021
S&P 500 Index E-Mini Futures	1,214	Long	Sep 2019	177,758,999	178,655,275	896,276
S&P Mid 400 Index E-Mini Futures	118	Long	Sep 2019	22,648,713	23,010,000	361,287
						$2,634,566

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.2%
Communication services – 9.7%
Diversified telecommunication services – 1.6%
AT&T, Inc.	172,252	$5,772,165
ATN International, Inc.	448	25,863
Bandwidth, Inc., Class A (A)	412	30,908
CenturyLink, Inc.	25,931	304,949
Cincinnati Bell, Inc. (A)	1,374	6,801
Cogent Communications Holdings, Inc.	1,087	64,524
Consolidated Communications Holdings, Inc.	1,962	9,673
Frontier Communications Corp. (A)(B)	2,191	3,834
Globalstar, Inc. (A)	33,131	15,903
IDT Corp., Class B (A)	667	6,316
Iridium Communications, Inc. (A)	2,692	62,616
Ooma, Inc. (A)	105	1,100
ORBCOMM, Inc. (A)	2,046	14,834
Verizon Communications, Inc.	97,763	5,585,200
Vonage Holdings Corp. (A)	5,496	62,270
Windstream Holdings, Inc. (A)	1,087	250
Zayo Group Holdings, Inc. (A)	5,771	189,924
		12,157,130
Entertainment – 1.8%
Activision Blizzard, Inc.	18,139	856,161
AMC Entertainment Holdings, Inc., Class A	3,117	29,082
Cinemark Holdings, Inc.	2,805	101,261
Electronic Arts, Inc. (A)	7,188	727,857
Global Eagle Entertainment, Inc. (A)	2,583	1,679
Glu Mobile, Inc. (A)	3,676	26,394
Liberty Media Corp.-Liberty Braves, Class A (A)	1,032	28,690
Liberty Media Corp.-Liberty Formula One, Series A (A)	5,787	207,522
Lions Gate Entertainment Corp., Class B	5,304	61,579
Live Nation Entertainment, Inc. (A)	4,983	330,124
LiveXLive Media, Inc. (A)	1,119	4,644
Netflix, Inc. (A)	10,351	3,802,129
Reading International, Inc., Class A (A)	725	9,411
Rosetta Stone, Inc. (A)	782	17,892
Take-Two Interactive Software, Inc. (A)	2,765	313,910
The Madison Square Garden Company, Class A (A)	561	157,046
The Marcus Corp.	791	26,071
The Walt Disney Company	43,390	6,058,980
Viacom, Inc., Class B	9,347	279,195
World Wrestling Entertainment, Inc., Class A	1,889	136,405
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Zynga, Inc., Class A (A)	21,673	$132,855
		13,308,887
Interactive media and services – 4.4%
Actua Corp. (A)(C)	909	692
Alphabet, Inc., Class C (A)	16,467	17,799,345
ANGI Homeservices, Inc., Class A (A)	11,863	154,338
Care.com, Inc. (A)	813	8,927
CarGurus, Inc. (A)	2,747	99,194
Cars.com, Inc. (A)	1,689	33,307
DHI Group, Inc. (A)	3,230	11,531
Eventbrite, Inc., Class A (A)	1,590	25,758
Facebook, Inc., Class A (A)	68,074	13,138,282
InterActiveCorp (A)	1,975	429,622
Liberty TripAdvisor Holdings, Inc., Class A (A)	2,003	24,837
Match Group, Inc.	6,691	450,104
Pinterest, Inc., Class A (A)	12,554	341,720
QuinStreet, Inc. (A)	1,259	19,955
Snap, Inc., Class A (A)(B)	21,983	314,357
The Meet Group, Inc. (A)	2,247	7,820
TripAdvisor, Inc. (A)	3,026	140,074
TrueCar, Inc. (A)	2,691	14,693
Twitter, Inc. (A)	18,121	632,423
Yelp, Inc. (A)	2,060	70,411
Zillow Group, Inc., Class C (A)(B)	4,748	220,260
		33,937,650
Media – 1.6%
Altice USA, Inc., Class A (A)	17,286	420,914
AMC Networks, Inc., Class A (A)	1,354	73,779
Beasley Broadcast Group, Inc., Class A	797	2,566
Cable One, Inc.	145	169,794
CBS Corp., Class B	8,845	441,366
Charter Communications, Inc., Class A (A)	5,454	2,155,312
Clear Channel Outdoor Holdings, Inc. (A)	9,421	44,467
Comcast Corp., Class A	107,726	4,554,655
comScore, Inc. (A)	1,582	8,163
Discovery, Inc., Series A (A)	10,680	327,876
Discovery, Inc., Series C (A)	326	9,275
DISH Network Corp., Class A (A)	11,144	428,041
Emerald Expositions Events, Inc.	1,991	22,200
Entercom Communications Corp., Class A	1,117	6,479
Entravision Communications Corp., Class A	2,537	7,915
Fox Corp., Class A	14,638	536,336
Gannett Company, Inc.	3,172	25,884
GCI Liberty, Inc., Class A (A)	2,556	157,092
Gray Television, Inc. (A)	1,979	32,436

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Hemisphere Media Group, Inc. (A)	1,208	$15,607
John Wiley & Sons, Inc., Class A	1,378	63,195
Lee Enterprises, Inc. (A)	44	99
Liberty Broadband Corp., Series A (A)	4,395	451,982
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	7,590	286,978
Loral Space & Communications, Inc. (A)	594	20,499
Marchex, Inc., Class B (A)	198	931
Media General, Inc. (A)(C)	3,256	313
Meredith Corp.	1,079	59,410
MSG Networks, Inc., Class A (A)	1,826	37,871
National CineMedia, Inc.	1,815	11,906
New Media Investment Group, Inc.	1,502	14,179
News Corp., Class A	13,997	188,820
Nexstar Media Group, Inc., Class A	1,172	118,372
Omnicom Group, Inc.	5,273	432,122
Saga Communications, Inc., Class A	170	5,311
Salem Media Group, Inc.	1,184	2,877
Scholastic Corp.	809	26,891
Sinclair Broadcast Group, Inc., Class A	2,369	127,049
Sirius XM Holdings, Inc. (B)	115,854	646,465
TechTarget, Inc. (A)	758	16,108
TEGNA, Inc.	5,315	80,522
The EW Scripps Company, Class A	2,273	34,754
The Interpublic Group of Companies, Inc.	9,172	207,195
The New York Times Company, Class A	4,013	130,904
Townsquare Media, Inc., Class A	744	4,003
Tremor International, Ltd.	81	120
WideOpenWest, Inc. (A)	2,475	17,969
		12,427,002
Wireless telecommunication services – 0.3%
Boingo Wireless, Inc. (A)	1,089	19,569
Gogo, Inc. (A)(B)	2,408	9,584
NII Holdings, Inc. (A)	1,526	2,579
Shenandoah Telecommunications Company	1,344	51,771
Spok Holdings, Inc.	544	8,182
Sprint Corp. (A)	96,885	636,534
Telephone & Data Systems, Inc.	2,724	82,810
T-Mobile US, Inc. (A)	20,075	1,488,361
United States Cellular Corp. (A)	2,002	89,429
		2,388,819
		74,219,488
Consumer discretionary – 10.5%
Auto components – 0.2%
ADOMANI, Inc. (A)	1,883	551
American Axle & Manufacturing Holdings, Inc. (A)	2,564	32,717
Autoliv, Inc.	2,058	145,110
BorgWarner, Inc.	4,873	204,569
Cooper Tire & Rubber Company	1,198	37,797
Dana, Inc.	3,682	73,419
Dorman Products, Inc. (A)	834	72,675
Fox Factory Holding Corp. (A)	1,019	84,078
Gentex Corp.	6,050	148,891
Gentherm, Inc. (A)	1,021	42,708
Horizon Global Corp. (A)	693	2,488
LCI Industries	621	55,890
Lear Corp.	1,460	203,334
Modine Manufacturing Company (A)	1,377	19,705
Motorcar Parts of America, Inc. (A)	518	11,090
Shiloh Industries, Inc. (A)	768	3,740
Standard Motor Products, Inc.	472	21,400
Stoneridge, Inc. (A)	780	24,609
Strattec Security Corp.	18	434
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Superior Industries International, Inc.	698	$2,415
Tenneco, Inc., Class A	1,320	14,639
The Goodyear Tire & Rubber Company	5,226	79,958
Tower International, Inc.	572	11,154
Veoneer, Inc. (A)	2,142	37,078
Visteon Corp. (A)	677	39,659
		1,370,108
Automobiles – 0.4%
Ford Motor Company	93,967	961,282
General Motors Company	33,243	1,280,853
Harley-Davidson, Inc.	3,892	139,450
Tesla, Inc. (A)(B)	4,112	918,868
Thor Industries, Inc.	1,301	76,043
Winnebago Industries, Inc.	850	32,853
		3,409,349
Distributors – 0.1%
Core-Mark Holding Company, Inc.	1,276	50,683
Funko, Inc., Class A (A)(B)	1,206	29,209
Genuine Parts Company	3,402	352,379
LKQ Corp. (A)	7,636	203,194
Pool Corp.	964	184,124
Weyco Group, Inc.	306	8,173
		827,762
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	1,362	61,358
American Public Education, Inc. (A)	452	13,370
Ascent Capital Group, Inc., Class A (A)	601	649
Bright Horizons Family Solutions, Inc. (A)	1,391	209,860
Career Education Corp. (A)	1,900	36,233
Carriage Services, Inc.	454	8,631
Chegg, Inc. (A)	2,880	111,139
Collectors Universe, Inc.	319	6,807
frontdoor, Inc. (A)	1,666	72,554
Graham Holdings Company, Class B	115	79,353
Grand Canyon Education, Inc. (A)	1,157	135,392
H&R Block, Inc.	4,885	143,131
Houghton Mifflin Harcourt Company (A)	3,437	19,797
ITT Educational Services, Inc. (A)	608	0
K12, Inc. (A)	1,107	33,664
Laureate Education, Inc., Class A (A)	4,617	72,533
Regis Corp. (A)	1,290	21,414
Service Corp. International	4,330	202,557
ServiceMaster Global Holdings, Inc. (A)	3,154	164,292
Sotheby's (A)	1,279	74,348
StoneMor Partners LP (A)	1,314	2,891
Strategic Education, Inc.	503	89,534
Weight Watchers International, Inc. (A)	1,634	31,209
Zovio, Inc. (A)	803	2,875
		1,593,591
Hotels, restaurants and leisure – 2.2%
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	5,940	214,196
Biglari Holdings, Inc., Class A (A)	5	2,653
Biglari Holdings, Inc., Class B (A)	58	6,024
BJ's Restaurants, Inc.	458	20,125
Bloomin' Brands, Inc.	2,203	41,659
Bluegreen Vacations Corp.	1,967	22,994
Boyd Gaming Corp.	2,876	77,479
Brinker International, Inc.	995	39,153
Caesars Entertainment Corp. (A)	16,268	192,288
Carnival Corp.	12,375	576,056
Carrols Restaurant Group, Inc. (A)	1,021	9,220
Cedar Fair LP	1,361	64,906
Century Casinos, Inc. (A)	941	9,128

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Chipotle Mexican Grill, Inc. (A)	656	$480,769
Choice Hotels International, Inc.	1,366	118,856
Churchill Downs, Inc.	1,035	119,097
Chuy's Holdings, Inc. (A)	463	10,612
Cracker Barrel Old Country Store, Inc. (B)	560	95,609
Darden Restaurants, Inc.	2,889	351,678
Dave & Buster's Entertainment, Inc.	952	38,527
Del Frisco's Restaurant Group, Inc. (A)	625	4,975
Denny's Corp. (A)	1,378	28,290
Dine Brands Global, Inc.	499	47,640
Domino's Pizza, Inc.	1,003	279,115
Drive Shack, Inc. (A)	2,101	9,854
Dunkin' Brands Group, Inc.	1,979	157,647
El Pollo Loco Holdings, Inc. (A)	1,113	11,865
Empire Resorts, Inc. (A)(B)	878	8,429
Everi Holdings, Inc. (A)	1,863	22,226
Extended Stay America, Inc.	4,854	81,984
Fiesta Restaurant Group, Inc. (A)	753	9,894
Golden Entertainment, Inc. (A)	617	8,638
Hilton Grand Vacations, Inc. (A)	2,518	80,123
Hilton Worldwide Holdings, Inc.	6,950	679,293
Hyatt Hotels Corp., Class A	2,535	192,990
Inspired Entertainment, Inc. (A)	637	5,376
International Speedway Corp., Class A	1,065	47,808
J Alexander's Holdings, Inc. (A)	735	8,254
Jack in the Box, Inc.	634	51,601
Las Vegas Sands Corp.	18,551	1,096,179
Marriott International, Inc., Class A	8,107	1,137,331
Marriott Vacations Worldwide Corp.	1,104	106,426
McDonald's Corp.	18,226	3,784,811
MGM Resorts International	12,588	359,639
Monarch Casino & Resort, Inc. (A)	484	20,686
Nathan's Famous, Inc.	120	9,374
Noodles & Company (A)	483	3,806
Norwegian Cruise Line Holdings, Ltd. (A)	5,237	280,860
Papa John's International, Inc. (B)	860	38,459
Penn National Gaming, Inc. (A)	2,961	57,029
Planet Fitness, Inc., Class A (A)	2,442	176,898
Potbelly Corp. (A)	696	3,543
RCI Hospitality Holdings, Inc.	282	4,938
Red Lion Hotels Corp. (A)	891	6,335
Red Robin Gourmet Burgers, Inc. (A)	348	10,638
Red Rock Resorts, Inc., Class A	2,945	63,259
Restaurant Brands International LP	82	5,691
Royal Caribbean Cruises, Ltd.	4,928	597,323
Ruth's Hospitality Group, Inc.	825	18,736
Scientific Games Corp. (A)	2,295	45,487
SeaWorld Entertainment, Inc. (A)	2,060	63,860
Shake Shack, Inc., Class A (A)	1,005	72,561
Six Flags Entertainment Corp.	2,011	99,906
Speedway Motorsports, Inc.	1,148	21,295
Starbucks Corp.	29,408	2,465,273
Texas Roadhouse, Inc.	1,683	90,327
The Cheesecake Factory, Inc.	1,116	48,792
The Habit Restaurants, Inc., Class A (A)	714	7,490
The Wendy's Company	5,750	112,585
Town Sports International Holdings, Inc. (A)	1,108	2,404
Vail Resorts, Inc.	987	220,279
Wingstop, Inc.	647	61,303
Wyndham Destinations, Inc.	2,455	107,775
Wyndham Hotels & Resorts, Inc.	2,455	136,842
Wynn Resorts, Ltd.	2,625	325,474
Yum! Brands, Inc.	7,408	819,843
		16,710,517
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables – 0.4%
Bassett Furniture Industries, Inc.	298	$4,545
Beazer Homes USA, Inc. (A)	924	8,880
Cavco Industries, Inc. (A)	196	30,878
Century Communities, Inc. (A)	749	19,908
CSS Industries, Inc.	262	1,279
D.R. Horton, Inc.	8,894	383,598
Ethan Allen Interiors, Inc.	740	15,584
Flexsteel Industries, Inc.	230	3,924
GoPro, Inc., Class A (A)	3,979	21,725
Green Brick Partners, Inc. (A)	1,360	11,302
Hamilton Beach Brands Holding Company, Class A	354	6,744
Hamilton Beach Brands Holding Company, Class B	241	4,591
Helen of Troy, Ltd. (A)	668	87,234
Hooker Furniture Corp.	321	6,619
Hovnanian Enterprises, Inc., Class A (A)	167	1,269
Installed Building Products, Inc. (A)	869	51,462
iRobot Corp. (A)(B)	754	69,097
KB Home	2,322	59,745
La-Z-Boy, Inc.	1,067	32,714
Leggett & Platt, Inc.	3,109	119,292
Lennar Corp., A Shares	5,860	283,976
Lennar Corp., B Shares	177	6,816
Libbey, Inc. (A)	811	1,508
Lifetime Brands, Inc.	408	3,860
M/I Homes, Inc. (A)	682	19,464
MDC Holdings, Inc.	1,378	45,171
Meritage Homes Corp. (A)	941	48,311
Mohawk Industries, Inc. (A)	1,765	260,285
Newell Brands, Inc.	11,276	173,876
NVR, Inc. (A)	85	286,471
PulteGroup, Inc.	6,543	206,890
Roku, Inc. (A)	2,508	227,175
Skyline Champion Corp. (A)	928	25,409
Sonos, Inc. (A)	885	10,036
Taylor Morrison Home Corp., Class A (A)	3,201	67,093
Tempur Sealy International, Inc. (A)	1,354	99,343
The New Home Company, Inc. (A)	680	2,618
Toll Brothers, Inc.	3,461	126,742
TopBuild Corp. (A)	858	71,008
TRI Pointe Group, Inc. (A)	3,712	44,433
Tupperware Brands Corp.	1,242	23,635
Universal Electronics, Inc. (A)	411	16,859
VOXX International Corp. (A)	1,157	4,813
Whirlpool Corp.	1,513	215,391
William Lyon Homes, Class A (A)	866	15,787
ZAGG, Inc. (A)	759	5,283
		3,232,643
Internet and direct marketing retail – 3.5%
1-800-Flowers.com, Inc., Class A (A)	1,804	34,060
Amazon.com, Inc. (A)	11,584	21,935,810
Blue Apron Holdings, Inc., Class A (A)	348	2,352
Booking Holdings, Inc. (A)	1,098	2,058,432
Duluth Holdings, Inc., Class B (A)	791	10,750
eBay, Inc.	22,722	897,519
Etsy, Inc. (A)	2,997	183,926
Expedia Group, Inc.	3,550	472,257
Gaia, Inc. (A)	625	4,738
Groupon, Inc. (A)	13,736	49,175
GrubHub, Inc. (A)	2,159	168,380
Lands' End, Inc. (A)	910	11,120
Leaf Group, Ltd. (A)	817	6,054
Liberty Expedia Holdings, Inc., Series A (A)	1,329	63,513

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Liquidity Services, Inc. (A)	1,292	$7,868
Overstock.com, Inc. (A)(B)	682	9,275
PetMed Express, Inc. (B)	556	8,713
Quotient Technology, Inc. (A)	2,524	27,108
Qurate Retail, Inc. (A)	10,610	131,458
Remark Holdings, Inc. (A)	795	676
Shutterfly, Inc. (A)	806	40,743
Shutterstock, Inc.	951	37,270
Stamps.com, Inc. (A)	429	19,421
Stitch Fix, Inc., Class A (A)(B)	2,477	79,239
The Rubicon Project, Inc. (A)	2,172	13,814
Wayfair, Inc., Class A (A)	2,161	315,506
		26,589,177
Leisure products – 0.1%
Acushnet Holdings Corp.	1,758	46,165
American Outdoor Brands Corp. (A)	1,471	13,254
Brunswick Corp.	2,000	91,780
Callaway Golf Company	2,559	43,912
Clarus Corp.	1,048	15,133
Escalade, Inc.	562	6,446
Hasbro, Inc.	3,048	322,113
Johnson Outdoors, Inc., Class A	271	20,208
Malibu Boats, Inc., Class A (A)	547	21,251
Marine Products Corp.	951	14,683
MasterCraft Boat Holdings, Inc. (A)	506	9,913
Mattel, Inc. (A)(B)	8,453	94,758
Nautilus, Inc. (A)	835	1,845
Polaris Industries, Inc.	1,484	135,385
Sturm Ruger & Company, Inc.	478	26,041
Vista Outdoor, Inc. (A)	1,584	14,066
YETI Holdings, Inc. (A)	437	12,651
		889,604
Multiline retail – 0.4%
Big Lots, Inc.	1,051	30,069
Dillard's, Inc., Class A (B)	669	41,665
Dollar General Corp.	6,254	845,291
Dollar Tree, Inc. (A)	5,625	604,069
Fred's, Inc., Class A (A)(B)	1,436	706
J.C. Penney Company, Inc. (A)(B)	8,635	9,844
Kohl's Corp.	3,939	187,299
Macy's, Inc.	7,191	154,319
Nordstrom, Inc.	3,966	126,357
Ollie's Bargain Outlet Holdings, Inc. (A)	1,527	133,017
Sears Holdings Corp. (A)	3,034	910
Target Corp.	12,328	1,067,728
		3,201,274
Specialty retail – 2.2%
Aaron's, Inc.	1,720	105,625
Abercrombie & Fitch Company, Class A	1,851	29,690
Advance Auto Parts, Inc.	1,722	265,429
American Eagle Outfitters, Inc.	4,414	74,597
America's Car-Mart, Inc. (A)	206	17,732
Asbury Automotive Group, Inc. (A)	460	38,796
Ascena Retail Group, Inc. (A)	5,700	3,477
At Home Group, Inc. (A)	1,458	9,710
AutoNation, Inc. (A)	2,046	85,809
AutoZone, Inc. (A)	602	661,881
Barnes & Noble Education, Inc. (A)	1,290	4,334
Barnes & Noble, Inc.	1,984	13,273
Bed Bath & Beyond, Inc. (B)	3,074	35,720
Best Buy Company, Inc.	6,485	452,199
Big 5 Sporting Goods Corp.	98	191
Boot Barn Holdings, Inc. (A)	444	15,824
Burlington Stores, Inc. (A)	1,597	271,730
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Caleres, Inc.	1,169	$23,286
Camping World Holdings, Inc., Class A (B)	2,166	26,902
CarMax, Inc. (A)	4,113	357,132
Carvana Company (A)	3,206	200,664
Chico's FAS, Inc.	3,502	11,802
Citi Trends, Inc.	385	5,629
Conn's, Inc. (A)	845	15,058
Designer Brands, Inc., Class A	1,858	35,618
Dick's Sporting Goods, Inc.	2,324	80,480
Express, Inc. (A)	2,151	5,872
Five Below, Inc. (A)	1,324	158,906
Floor & Decor Holdings, Inc., Class A (A)	2,420	101,398
Foot Locker, Inc.	2,715	113,813
Francesca's Holdings Corp. (A)	1,127	558
GameStop Corp., Class A (B)	2,745	15,015
Genesco, Inc. (A)	539	22,794
GNC Holdings, Inc., Class A (A)(B)	1,935	2,903
Group 1 Automotive, Inc.	447	36,605
Guess?, Inc.	1,939	31,315
Haverty Furniture Companies, Inc.	576	9,809
Hibbett Sports, Inc. (A)	587	10,683
Hudson, Ltd., Class A (A)	1,173	16,176
J. Jill, Inc. (B)	590	1,174
Kirkland's, Inc. (A)	654	1,478
L Brands, Inc.	6,542	170,746
Lithia Motors, Inc., Class A	533	63,310
Lowe's Companies, Inc.	19,060	1,923,345
Lumber Liquidators Holdings, Inc. (A)(B)	773	8,928
MarineMax, Inc. (A)	639	10,505
Monro, Inc.	769	65,596
Murphy USA, Inc. (A)	757	63,611
National Vision Holdings, Inc. (A)	1,884	57,895
Office Depot, Inc.	14,200	29,252
O'Reilly Automotive, Inc. (A)	1,891	698,384
Party City Holdco, Inc. (A)	2,586	18,955
Penske Automotive Group, Inc.	2,035	96,256
Pier 1 Imports, Inc. (A)(B)	115	869
Rent-A-Center, Inc. (A)	1,478	39,359
RH (A)(B)	575	66,470
Ross Stores, Inc.	8,807	872,950
RTW RetailWinds, Inc. (A)	1,113	1,892
Sally Beauty Holdings, Inc. (A)	2,812	37,512
Shoe Carnival, Inc. (B)	473	13,055
Signet Jewelers, Ltd.	1,290	23,065
Sleep Number Corp. (A)	869	35,099
Sonic Automotive, Inc., Class A	1,195	27,903
Sportsman's Warehouse Holdings, Inc. (A)	611	2,310
Tailored Brands, Inc. (B)	1,359	7,841
The Buckle, Inc.	1,349	23,351
The Cato Corp., Class A	707	8,710
The Children's Place, Inc.	418	39,869
The Container Store Group, Inc. (A)	1,896	13,879
The Gap, Inc.	8,933	160,526
The Home Depot, Inc.	26,722	5,557,374
The Michaels Companies, Inc. (A)	4,160	36,192
The TJX Companies, Inc.	29,250	1,546,740
Tiffany & Company	2,885	270,151
Tile Shop Holdings, Inc.	1,453	5,812
Tilly's, Inc., Class A	745	5,684
Tractor Supply Company	2,889	314,323
TravelCenters of America LLC (A)	1,582	5,727
Ulta Beauty, Inc. (A)	1,411	489,462
Urban Outfitters, Inc. (A)	2,638	60,015
Williams-Sonoma, Inc.	1,902	123,630

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Winmark Corp.	120	$20,778
Zumiez, Inc. (A)	690	18,009
		16,406,427
Textiles, apparel and luxury goods – 0.8%
Carter's, Inc.	1,081	105,441
Columbia Sportswear Company	1,628	163,060
Crocs, Inc. (A)	1,766	34,879
Culp, Inc.	350	6,650
Deckers Outdoor Corp. (A)	711	125,115
Delta Apparel, Inc. (A)	6	139
Fossil Group, Inc. (A)	1,362	15,663
G-III Apparel Group, Ltd. (A)	1,333	39,217
Hanesbrands, Inc.	8,771	151,037
Iconix Brand Group, Inc. (A)	168	143
Kontoor Brands, Inc. (A)	1,340	37,547
Movado Group, Inc.	609	16,443
NIKE, Inc., Class B	37,593	3,155,932
Oxford Industries, Inc.	460	34,868
PVH Corp.	1,808	171,109
Ralph Lauren Corp.	1,906	216,503
Skechers U.S.A., Inc., Class A (A)	3,916	123,315
Steven Madden, Ltd.	2,188	74,283
Superior Group of Companies, Inc.	424	7,263
Tapestry, Inc.	6,838	216,970
Under Armour, Inc., Class A (A)	10,990	278,597
Unifi, Inc. (A)	506	9,194
Vera Bradley, Inc. (A)	1,019	12,228
VF Corp.	9,384	819,692
Wolverine World Wide, Inc.	2,210	60,863
		5,876,151
		80,106,603
Consumer staples – 7.1%
Beverages – 1.7%
Brown-Forman Corp., Class B	11,366	630,017
Castle Brands, Inc. (A)	6,010	2,788
Coca-Cola Consolidated, Inc.	256	76,608
Constellation Brands, Inc., Class A	4,466	879,534
Craft Brew Alliance, Inc. (A)	540	7,555
Crimson Wine Group, Ltd. (A)	725	5,800
Keurig Dr. Pepper, Inc.	30,766	889,137
MGP Ingredients, Inc. (B)	456	30,237
Molson Coors Brewing Company, Class B	5,069	283,864
Monster Beverage Corp. (A)	13,174	840,896
National Beverage Corp. (B)	1,188	53,020
New Age Beverages Corp. (A)(B)	1,610	7,503
PepsiCo, Inc.	33,422	4,382,627
Primo Water Corp. (A)	834	10,258
The Boston Beer Company, Inc., Class A (A)	286	108,039
The Coca-Cola Company	100,827	5,134,111
		13,341,994
Food and staples retailing – 1.8%
BJ's Wholesale Club Holdings, Inc. (A)	2,220	58,608
Casey's General Stores, Inc.	852	132,903
Costco Wholesale Corp.	10,368	2,739,848
Ifresh, Inc. (A)	582	728
Ingles Markets, Inc., Class A	577	17,962
Natural Grocers by Vitamin Cottage, Inc. (A)	867	8,713
Performance Food Group Company (A)	2,589	103,638
PriceSmart, Inc.	748	38,238
Rite Aid Corp. (A)(B)	1,260	10,093
SpartanNash Company	1,037	12,102
Sprouts Farmers Market, Inc. (A)	3,062	57,841
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Sysco Corp.	12,351	$873,463
The Andersons, Inc.	795	21,656
The Chefs' Warehouse, Inc. (A)	728	25,531
The Kroger Company	18,738	406,802
United Natural Foods, Inc. (A)	1,210	10,854
US Foods Holding Corp. (A)	5,161	184,557
Village Super Market, Inc., Class A	426	11,293
Walgreens Boots Alliance, Inc.	22,458	1,227,779
Walmart, Inc.	68,722	7,593,094
Weis Markets, Inc.	558	20,317
		13,556,020
Food products – 1.3%
Alico, Inc.	238	7,221
Archer-Daniels-Midland Company	13,132	535,786
B&G Foods, Inc. (B)	1,578	32,822
Bunge, Ltd.	3,287	183,119
Calavo Growers, Inc.	405	39,180
Cal-Maine Foods, Inc.	1,150	47,978
Campbell Soup Company	7,119	285,258
Conagra Brands, Inc.	11,452	303,707
Darling Ingredients, Inc. (A)	4,071	80,972
Dean Foods Company	2,501	2,310
Farmer Brothers Company (A)	473	7,743
Flowers Foods, Inc.	5,336	124,169
Fresh Del Monte Produce, Inc.	1,216	32,771
Freshpet, Inc. (A)	952	43,326
General Mills, Inc.	14,025	736,593
Hormel Foods Corp. (B)	12,639	512,385
Hostess Brands, Inc. (A)	3,075	44,403
Ingredion, Inc.	1,683	138,831
J&J Snack Foods Corp.	465	74,842
John B. Sanfilippo & Son, Inc.	306	24,385
Kellogg Company	8,219	440,292
Lamb Weston Holdings, Inc.	3,496	221,507
Lancaster Colony Corp.	659	97,927
Landec Corp. (A)	778	7,290
Lifeway Foods, Inc. (A)	734	2,672
Limoneira Company	402	8,016
McCormick & Company, Inc.	3,154	488,902
Mondelez International, Inc., Class A	34,394	1,853,837
Pilgrim's Pride Corp. (A)	5,868	148,989
Post Holdings, Inc. (A)	1,631	169,575
Sanderson Farms, Inc.	556	75,927
Seaboard Corp.	27	111,692
Seneca Foods Corp., Class A (A)	277	7,709
The Hain Celestial Group, Inc. (A)	2,648	57,991
The Hershey Company	4,955	664,119
The J.M. Smucker Company	2,679	308,594
The Kraft Heinz Company	28,948	898,546
The Simply Good Foods Company (A)	492	11,847
Tootsie Roll Industries, Inc. (B)	1,611	59,494
TreeHouse Foods, Inc. (A)	1,388	75,091
Tyson Foods, Inc., Class A	8,628	696,625
		9,664,443
Household products – 1.3%
Central Garden & Pet Company, Class A (A)	1,204	29,667
Church & Dwight Company, Inc.	5,822	425,355
Colgate-Palmolive Company	20,474	1,467,372
Energizer Holdings, Inc.	1,527	59,003
Kimberly-Clark Corp.	8,139	1,084,766
Oil-Dri Corp. of America	207	7,046
Spectrum Brands Holdings, Inc.	818	43,984
The Clorox Company	3,005	460,096
The Procter & Gamble Company	58,856	6,453,560

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
WD-40 Company	334	$53,119
		10,083,968
Personal products – 0.3%
Avon Products, Inc. (A)	12,229	47,449
Coty, Inc., Class A (B)	18,587	249,066
Edgewell Personal Care Company (A)	1,258	33,903
elf Beauty, Inc. (A)	1,282	18,076
Herbalife Nutrition, Ltd. (A)	3,782	161,718
Inter Parfums, Inc.	718	47,740
Medifast, Inc.	317	40,671
Nature's Sunshine Products, Inc. (A)	783	7,274
Nu Skin Enterprises, Inc., Class A	1,326	65,398
Revlon, Inc., Class A (A)(B)	1,455	28,125
The Estee Lauder Companies, Inc., Class A	8,596	1,574,014
USANA Health Sciences, Inc. (A)	566	44,957
		2,318,391
Tobacco – 0.7%
22nd Century Group, Inc. (A)(B)	3,359	7,020
Altria Group, Inc.	44,427	2,103,618
Philip Morris International, Inc.	36,842	2,893,202
Turning Point Brands, Inc.	537	26,302
Universal Corp.	544	33,059
Vector Group, Ltd.	3,597	35,071
		5,098,272
		54,063,088
Energy – 5.2%
Energy equipment and services – 0.4%
Apergy Corp. (A)	1,929	64,699
Archrock, Inc.	3,887	41,202
Baker Hughes, a GE Company	10,374	255,512
Basic Energy Services, Inc. (A)	707	1,343
Bristow Group, Inc. (A)	1,005	96
C&J Energy Services, Inc. (A)	1,456	17,152
Cactus, Inc., Class A (A)	1,310	43,387
CARBO Ceramics, Inc. (A)	1,065	1,438
Covia Holdings Corp. (A)	1,232	2,415
CSI Compressco LP	1,415	5,009
Diamond Offshore Drilling, Inc. (A)(B)	3,260	28,916
DMC Global, Inc.	432	27,367
Dril-Quip, Inc. (A)	1,008	48,384
Ensco Rowan PLC, Class A	2,370	20,216
Era Group, Inc. (A)	744	6,205
Exterran Corp. (A)	958	13,623
Forum Energy Technologies, Inc. (A)	2,945	10,072
FTS International, Inc. (A)	1,441	8,041
Geospace Technologies Corp. (A)	444	6,709
Gulf Island Fabrication, Inc. (A)	618	4,388
Halliburton Company	21,007	477,699
Helix Energy Solutions Group, Inc. (A)	4,041	34,874
Helmerich & Payne, Inc.	2,709	137,130
Hi-Crush Partners LP	2,496	6,140
Hornbeck Offshore Services, Inc. (A)	157	196
ION Geophysical Corp. (A)	203	1,634
Keane Group, Inc. (A)	2,573	17,291
Key Energy Services, Inc. (A)	639	1,438
KLX Energy Services Holdings, Inc. (A)	523	10,685
Liberty Oilfield Services, Inc., Class A (B)	1,895	30,661
Mammoth Energy Services, Inc.	1,223	8,414
Matrix Service Company (A)	732	14,830
McDermott International, Inc. (A)	2,279	22,015
Nabors Industries, Ltd.	7,764	22,516
National Oilwell Varco, Inc.	9,405	209,073
Natural Gas Services Group, Inc. (A)	329	5,429
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
NCS Multistage Holdings, Inc. (A)	1,196	$4,246
Newpark Resources, Inc. (A)	2,300	17,066
Nine Energy Service, Inc. (A)	279	4,835
Oceaneering International, Inc. (A)	2,645	53,932
Oil States International, Inc. (A)	1,372	25,108
Patterson-UTI Energy, Inc.	5,804	66,804
PHI, Inc. (A)	664	81
Pioneer Energy Services Corp. (A)	1,245	315
ProPetro Holding Corp. (A)	2,263	46,844
Ranger Energy Services, Inc. (A)	532	4,283
RigNet, Inc. (A)	498	5,020
RPC, Inc.	5,565	40,124
Schlumberger, Ltd.	33,023	1,312,334
SEACOR Holdings, Inc. (A)	486	23,090
SEACOR Marine Holdings, Inc. (A)	576	8,617
Select Energy Services, Inc., Class A (A)	2,696	31,301
Smart Sand, Inc. (A)	1,138	2,777
Solaris Oilfield Infrastructure, Inc., Class A	1,173	17,572
Superior Energy Services, Inc. (A)	4,212	5,476
TETRA Technologies, Inc. (A)	3,291	5,364
Tidewater, Inc. (A)	820	19,254
USA Compression Partners LP	1,701	30,227
		3,330,869
Oil, gas and consumable fuels – 4.8%
Abraxas Petroleum Corp. (A)	4,699	4,840
Adams Resources & Energy, Inc.	171	5,862
Alliance Resource Partners LP	3,350	56,883
Alta Mesa Resources, Inc., Class A (A)	7,237	1,056
American Midstream Partners LP	1,563	8,081
Amplify Energy Corp. (A)	13	73
Anadarko Petroleum Corp.	12,041	849,613
Andeavor Logistics LP	5,509	200,142
Antero Midstream Corp.	12,700	145,542
Antero Resources Corp. (A)	7,853	43,427
Apache Corp.	9,123	264,293
Approach Resources, Inc. (A)(B)	912	264
Arch Coal, Inc., Class A	408	38,438
Black Stone Minerals LP	5,274	81,747
Blueknight Energy Partners LP	2,033	2,358
Bonanza Creek Energy, Inc. (A)	566	11,818
BP Midstream Partners LP	1,255	19,427
BP Prudhoe Bay Royalty Trust	545	8,431
Buckeye Partners LP	3,592	147,452
Cabot Oil & Gas Corp.	10,279	236,006
California Resources Corp. (A)	1,195	23,518
Callon Petroleum Company (A)	4,851	31,968
Calumet Specialty Products Partners LP (A)	2,199	9,214
Carrizo Oil & Gas, Inc. (A)	2,253	22,575
Centennial Resource Development, Inc., Class A (A)	6,767	51,362
Cheniere Energy, Inc. (A)	5,926	405,635
Chesapeake Energy Corp. (A)(B)	38,113	74,320
Chevron Corp.	45,244	5,630,163
Cimarex Energy Company	2,433	144,350
Clean Energy Fuels Corp. (A)	4,677	12,488
Cloud Peak Energy, Inc. (A)	2,084	124
CNX Midstream Partners LP	1,410	19,811
CNX Resources Corp. (A)	4,970	36,331
Comstock Resources, Inc. (A)(B)	1,831	10,199
Concho Resources, Inc.	4,771	492,272
ConocoPhillips	27,316	1,666,276
CONSOL Energy, Inc. (A)	785	20,889
Continental Resources, Inc. (A)	9,028	379,989
Crestwood Equity Partners LP	1,659	59,342

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
CrossAmerica Partners LP	693	$11,123
DCP Midstream LP	3,514	102,960
Delek Logistics Partners LP	486	15,552
Delek US Holdings, Inc.	2,095	84,889
Denbury Resources, Inc. (A)	9,374	11,624
Devon Energy Corp.	11,210	319,709
Diamondback Energy, Inc.	3,970	432,611
Dorchester Minerals LP	927	16,973
Dorian LPG, Ltd. (A)	1,732	15,623
Emerge Energy Services LP (A)	1,048	96
Enable Midstream Partners LP	10,806	148,150
Encana Corp.	13,185	67,639
Energy Transfer LP	62,495	879,930
EnLink Midstream LLC	15,065	152,006
Enterprise Products Partners LP	52,180	1,506,437
Enviva Partners LP	736	23,125
EOG Resources, Inc.	13,768	1,282,627
EP Energy Corp., Class A (A)	7,262	581
EQM Midstream Partners LP	2,677	119,608
EQT Corp.	6,229	98,480
Equitrans Midstream Corp.	5,262	103,714
Euronav NV	683	6,448
Evolution Petroleum Corp.	1,062	7,593
Extraction Oil & Gas, Inc. (A)(B)	4,148	17,961
Exxon Mobil Corp.	100,232	7,680,778
Foresight Energy LP	1,851	1,303
Genesis Energy LP	3,110	68,109
Global Partners LP	630	12,543
Green Plains Partners LP	503	7,042
Green Plains, Inc.	1,138	12,268
Gulfport Energy Corp. (A)	4,248	20,858
Halcon Resources Corp. (A)	4,145	733
Hallador Energy Company	1,237	6,964
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	7,152	454,653
Hess Midstream Partners LP	705	13,748
HighPoint Resources Corp. (A)	3,644	6,632
Holly Energy Partners LP	2,630	72,325
HollyFrontier Corp.	4,147	191,923
Isramco, Inc. (A)	74	8,769
Jagged Peak Energy, Inc. (A)	5,344	44,195
Kimbell Royalty Partners LP	462	7,461
Kinder Morgan, Inc.	52,606	1,098,413
Laredo Petroleum, Inc. (A)	5,774	16,745
Legacy Reserves, Inc. (A)	1,208	28
Lilis Energy, Inc. (A)	1,569	957
LinnCo LLC (A)(C)	2,890	125
Magellan Midstream Partners LP	5,554	355,456
Marathon Oil Corp.	19,932	283,234
Marathon Petroleum Corp.	16,410	916,991
Martin Midstream Partners LP	1,127	8,047
Matador Resources Company (A)	2,732	54,312
Midstates Petroleum Company, Inc. (A)	691	4,070
Montage Resources Corp. (A)	490	2,989
MPLX LP	18,429	593,230
Murphy Oil Corp.	4,199	103,505
NACCO Industries, Inc., Class A	210	10,907
Natural Resource Partners LP	361	12,801
Noble Energy, Inc.	11,539	258,474
Noble Midstream Partners LP	934	31,065
Northern Oil and Gas, Inc. (A)	6,686	12,904
NuStar Energy LP	2,826	76,698
Oasis Midstream Partners LP	640	13,760
Oasis Petroleum, Inc. (A)	6,496	36,897
Occidental Petroleum Corp.	17,897	899,861
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
ONEOK, Inc.	9,800	$674,338
Overseas Shipholding Group, Inc., Class A (A)	1,082	2,034
Pacific Ethanol, Inc. (A)	1,491	1,141
Panhandle Oil and Gas, Inc., Class A	460	5,998
Parsley Energy, Inc., Class A (A)	6,446	122,538
PBF Energy, Inc., Class A	2,808	87,890
PBF Logistics LP	849	17,948
PDC Energy, Inc. (A)	1,652	59,571
Peabody Energy Corp.	2,586	62,323
Penn Virginia Corp. (A)	412	12,640
Phillips 66	10,929	1,022,299
Phillips 66 Partners LP	3,128	154,367
Pioneer Natural Resources Company	4,054	623,748
Plains All American Pipeline LP	17,521	426,636
Plains GP Holdings LP, Class A (A)	3,911	97,658
QEP Resources, Inc. (A)	5,752	41,587
Range Resources Corp.	6,336	44,225
Renewable Energy Group, Inc. (A)	1,134	17,985
REX American Resources Corp. (A)	174	12,685
Rosehill Resources, Inc. (A)	1,010	3,737
Sanchez Energy Corp. (A)	2,348	235
SandRidge Energy, Inc. (A)	995	6,885
SemGroup Corp., Class A	1,930	23,160
Shell Midstream Partners LP	4,933	102,212
Ship Finance International, Ltd.	2,278	28,498
SilverBow Resources, Inc. (A)	344	4,764
SM Energy Company	2,730	34,180
Southwestern Energy Company (A)	14,944	47,223
Sprague Resources LP	617	10,939
SRC Energy, Inc. (A)	6,412	31,804
Summit Midstream Partners LP	1,801	13,399
Sunoco LP	2,552	79,827
Tallgrass Energy LP	6,804	143,632
Talos Energy, Inc. (A)	561	13,492
Targa Resources Corp.	5,421	212,828
TC PipeLines LP	1,803	67,829
Teekay Corp.	2,383	8,198
Tellurian, Inc. (A)(B)	5,770	45,295
The Williams Companies, Inc.	27,031	757,949
Ultra Petroleum Corp. (A)(B)	5,375	968
Unit Corp. (A)	1,458	12,962
Uranium Energy Corp. (A)	5,616	7,694
USD Partners LP	796	8,987
Valero Energy Corp.	10,049	860,295
Viper Energy Partners LP	2,820	86,912
W&T Offshore, Inc. (A)	3,851	19,101
Western Midstream Partners LP	11,085	341,085
Whiting Petroleum Corp. (A)	2,203	41,152
World Fuel Services Corp.	1,629	58,579
WPX Energy, Inc. (A)	9,917	114,145
Zion Oil & Gas, Inc. (A)	2,408	806
		36,720,194
		40,051,063
Financials – 13.4%
Banks – 5.4%
1st Source Corp.	559	25,938
Allegiance Bancshares, Inc. (A)	363	12,102
American National Bankshares, Inc.	218	8,448
Ameris Bancorp	1,026	40,209
Ames National Corp.	260	7,046
Arrow Financial Corp.	406	14,100
Associated Banc-Corp.	4,126	87,224
Atlantic Union Bankshares Corp.	2,043	72,179
Banc of California, Inc.	1,336	18,664

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BancFirst Corp.	865	$48,146
BancorpSouth Bank	2,230	64,759
Bank of America Corp.	232,529	6,743,341
Bank of Hawaii Corp.	973	80,671
Bank of Marin Bancorp	328	13,455
Bank OZK	3,171	95,415
BankFinancial Corp.	481	6,729
BankUnited, Inc.	2,713	91,537
Bankwell Financial Group, Inc.	211	6,056
Banner Corp.	903	48,897
Bar Harbor Bankshares	435	11,567
BB&T Corp.	18,274	897,802
Berkshire Hills Bancorp, Inc.	1,335	41,906
BOK Financial Corp.	1,821	137,449
Boston Private Financial Holdings, Inc.	1,849	22,317
Bridge Bancorp, Inc.	565	16,645
Brookline Bancorp, Inc.	2,094	32,206
Bryn Mawr Bank Corp.	470	17,540
Byline Bancorp, Inc. (A)	825	15,774
C&F Financial Corp.	131	7,154
Cadence BanCorp	3,079	64,043
Camden National Corp.	429	19,678
Capital City Bank Group, Inc.	465	11,555
Capstar Financial Holdings, Inc.	374	5,666
Cathay General Bancorp	2,029	72,861
CBTX, Inc.	597	16,800
CenterState Bank Corp.	3,078	70,886
Central Pacific Financial Corp.	828	24,807
Central Valley Community Bancorp	357	7,665
Century Bancorp, Inc., Class A	144	12,658
Chemical Financial Corp.	1,811	74,450
Chemung Financial Corp.	161	7,783
CIT Group, Inc.	2,749	144,432
Citigroup, Inc.	57,792	4,047,174
Citizens & Northern Corp.	324	8,531
Citizens Financial Group, Inc.	11,127	393,451
City Holding Company	311	23,717
CNB Financial Corp.	426	12,030
Codorus Valley Bancorp, Inc.	255	5,865
Columbia Banking System, Inc.	1,805	65,305
Comerica, Inc.	3,866	280,826
Commerce Bancshares, Inc.	2,272	135,548
Community Bank System, Inc.	1,247	82,102
Community Trust Bancorp, Inc.	492	20,807
ConnectOne Bancorp, Inc.	882	19,986
County Bancorp, Inc.	255	4,358
Cullen/Frost Bankers, Inc.	1,575	147,515
Customers Bancorp, Inc. (A)	829	17,409
CVB Financial Corp.	2,707	56,928
Eagle Bancorp, Inc.	810	43,845
East West Bancorp, Inc.	3,115	145,689
Enterprise Bancorp, Inc.	327	10,369
Enterprise Financial Services Corp.	619	25,750
Equity Bancshares, Inc., Class A (A)	331	8,824
Farmers & Merchants Bancorp, Inc.	233	6,785
FB Financial Corp.	814	29,792
Fidelity Southern Corp.	746	23,104
Fifth Third Bancorp	18,688	521,395
Financial Institutions, Inc.	417	12,156
First Bancorp (NC)	687	25,021
First Bancorp (PR)	996	10,996
First Bancorp, Inc.	302	8,109
First Busey Corp.	1,265	33,409
First Citizens BancShares, Inc., Class A	175	78,797
First Commonwealth Financial Corp.	2,106	28,368
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Community Bankshares, Inc.	482	$16,272
First Financial Bancorp	2,431	58,879
First Financial Bankshares, Inc.	3,302	101,669
First Financial Corp.	338	13,574
First Financial Northwest, Inc.	440	6,226
First Hawaiian, Inc.	3,307	85,552
First Horizon National Corp.	7,925	118,320
First Internet Bancorp	224	4,825
First Interstate BancSystem, Inc., Class A	1,351	53,513
First Merchants Corp.	1,332	50,483
First Midwest Bancorp, Inc.	2,528	51,748
First Republic Bank	3,779	369,019
Flushing Financial Corp.	803	17,827
FNB Corp.	8,183	96,314
Franklin Financial Network, Inc.	364	10,141
Fulton Financial Corp.	4,357	71,324
German American Bancorp, Inc.	635	19,126
Glacier Bancorp, Inc.	1,946	78,910
Great Southern Bancorp, Inc.	248	14,843
Great Western Bancorp, Inc.	1,410	50,365
Guaranty Bancshares, Inc.	253	7,881
Hancock Whitney Corp.	2,161	86,570
Hanmi Financial Corp.	645	14,364
HarborOne Bancorp, Inc. (A)	910	17,044
Heartland Financial USA, Inc.	678	30,327
Heritage Commerce Corp.	1,034	12,667
Heritage Financial Corp.	813	24,016
Hilltop Holdings, Inc.	2,345	49,878
Home BancShares, Inc.	4,401	84,763
Hope Bancorp, Inc.	3,335	45,956
Horizon Bancorp, Inc.	951	15,539
Huntington Bancshares, Inc.	25,770	356,141
IBERIABANK Corp.	1,366	103,611
Independent Bank Corp. (MA)	922	70,210
Independent Bank Corp. (MI)	561	12,224
Independent Bank Group, Inc.	1,107	60,841
International Bancshares Corp.	1,614	60,864
Investors Bancorp, Inc.	7,250	80,838
JPMorgan Chase & Co.	78,706	8,799,331
KeyCorp	24,930	442,508
Lakeland Bancorp, Inc.	1,308	21,124
Lakeland Financial Corp.	529	24,773
LegacyTexas Financial Group, Inc.	1,316	53,574
Live Oak Bancshares, Inc.	1,100	18,865
M&T Bank Corp.	3,317	564,122
Macatawa Bank Corp.	926	9,501
MBT Financial Corp.	721	7,224
Mercantile Bank Corp.	455	14,824
Metropolitan Bank Holding Corp. (A)	184	8,096
Midland States Bancorp, Inc.	539	14,402
MidSouth Bancorp, Inc.	608	7,205
MidWestOne Financial Group, Inc.	336	9,395
MutualFirst Financial, Inc.	193	6,570
National Bank Holdings Corp., Class A	721	26,172
National Bankshares, Inc.	188	7,319
NBT Bancorp, Inc.	1,218	45,687
Northrim BanCorp, Inc.	222	7,917
Norwood Financial Corp.	235	8,180
OFG Bancorp	1,197	28,453
Old National Bancorp	3,744	62,113
Old Point Financial Corp.	230	5,072
Old Second Bancorp, Inc.	816	10,420
Pacific Mercantile Bancorp (A)	820	6,765
Pacific Premier Bancorp, Inc.	1,099	33,937
PacWest Bancorp	3,086	119,829

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Park National Corp.	424	$42,141
Parke Bancorp, Inc.	382	9,149
Peapack Gladstone Financial Corp.	492	13,835
Penns Woods Bancorp, Inc.	159	7,195
Penson Worldwide, Inc. (A)(C)	1,757	7
Peoples Bancorp of North Carolina, Inc.	237	7,122
Peoples Bancorp, Inc.	508	16,388
People's United Financial, Inc.	8,675	145,567
People's Utah Bancorp	486	14,288
Pinnacle Financial Partners, Inc.	1,894	108,867
Popular, Inc.	2,424	131,478
Preferred Bank	341	16,112
Premier Financial Bancorp, Inc.	480	7,200
Prosperity Bancshares, Inc.	1,662	109,775
QCR Holdings, Inc.	353	12,309
RBB Bancorp	407	7,871
Regions Financial Corp.	24,868	371,528
Renasant Corp.	1,202	43,200
Republic Bancorp, Inc., Class A	588	29,253
Republic First Bancorp, Inc. (A)	1,584	7,777
S&T Bancorp, Inc.	768	28,785
Sandy Spring Bancorp, Inc.	750	26,160
Seacoast Banking Corp. of Florida (A)	894	22,743
ServisFirst Bancshares, Inc.	1,445	49,506
Shore Bancshares, Inc.	23	376
Sierra Bancorp	373	10,116
Signature Bank	1,300	157,092
Simmons First National Corp., Class A	2,506	58,290
South State Corp.	873	64,314
Southern First Bancshares, Inc. (A)	207	8,106
Southern National Bancorp of Virginia, Inc.	655	10,028
Southside Bancshares, Inc.	820	26,552
Sterling Bancorp	5,728	121,892
Stock Yards Bancorp, Inc.	633	22,883
Summit Financial Group, Inc.	334	8,968
SunTrust Banks, Inc.	10,620	667,467
SVB Financial Group (A)	1,277	286,801
Synovus Financial Corp.	4,140	144,900
TCF Financial Corp.	4,302	89,439
Texas Capital Bancshares, Inc. (A)	1,263	77,510
The Bancorp, Inc. (A)	1,564	13,951
The First of Long Island Corp.	682	13,695
The PNC Financial Services Group, Inc.	10,903	1,496,764
Tompkins Financial Corp.	330	26,928
Towne Bank	1,739	47,440
TriCo Bancshares	840	31,752
TriState Capital Holdings, Inc. (A)	783	16,709
Triumph Bancorp, Inc. (A)	556	16,152
Trustmark Corp.	1,608	53,466
U.S. Bancorp	38,218	2,002,623
UMB Financial Corp.	1,264	83,196
Umpqua Holdings Corp.	5,664	93,966
United Bankshares, Inc.	2,659	98,622
United Community Banks, Inc.	1,967	56,178
United Security Bancshares	108	1,230
Univest Financial Corp.	733	19,249
Valley National Bancorp	8,410	90,660
Veritex Holdings, Inc.	620	16,089
Washington Trust Bancorp, Inc.	480	25,046
Webster Financial Corp.	2,342	111,877
Wells Fargo & Company	111,424	5,272,584
WesBanco, Inc.	1,420	54,741
West Bancorporation, Inc.	463	9,825
Westamerica Bancorporation	729	44,914
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Western Alliance Bancorp (A)	2,590	$115,825
Wintrust Financial Corp.	1,427	104,399
Zions Bancorp NA	4,650	213,807
		41,453,241
Capital markets – 2.9%
Affiliated Managers Group, Inc.	1,255	115,636
Alcentra Capital Corp.	743	6,226
AllianceBernstein Holding LP	2,252	66,929
Ameriprise Financial, Inc.	3,303	479,463
Apollo Investment Corp.	1,601	25,296
Ares Capital Corp.	10,283	184,477
Ares Management Corp., Class A	1,988	52,026
Artisan Partners Asset Management, Inc., Class A	1,864	51,297
Ashford, Inc. (A)	13	413
Associated Capital Group, Inc., Class A	648	24,235
Barings BDC, Inc.	1,332	13,107
BGC Partners, Inc., Class A	7,348	38,430
BlackRock Capital Investment Corp.	2,080	12,542
BlackRock TCP Capital Corp.	1,134	16,160
BlackRock, Inc.	3,727	1,749,081
Blucora, Inc. (A)	1,211	36,778
Capital Southwest Corp.	445	9,323
Capitala Finance Corp.	849	8,023
Cboe Global Markets, Inc.	2,698	279,594
CME Group, Inc.	8,075	1,567,438
Cohen & Steers, Inc.	1,096	56,378
Cowen, Inc., Class A (A)	889	15,282
Diamond Hill Investment Group, Inc.	97	13,747
Donnelley Financial Solutions, Inc. (A)	943	12,580
E*TRADE Financial Corp.	6,105	272,283
Eaton Vance Corp.	3,000	129,390
Evercore, Inc., Class A	977	86,533
FactSet Research Systems, Inc.	916	262,489
Federated Investors, Inc., Class B	2,512	81,640
Fidus Investment Corp.	689	10,990
Fifth Street Asset Management, Inc. (A)	1,988	2,922
Focus Financial Partners, Inc., Class A (A)	891	24,333
Franklin Resources, Inc.	12,085	420,558
FS KKR Capital Corp.	5,847	34,848
GAIN Capital Holdings, Inc. (B)	1,306	5,394
GAMCO Investors, Inc., Class A	821	15,739
Garrison Capital, Inc.	913	6,300
Gladstone Capital Corp.	801	7,513
Gladstone Investment Corp. (B)	886	9,950
Goldman Sachs BDC, Inc.	1,014	19,945
Golub Capital BDC, Inc.	1,248	22,214
Greenhill & Company, Inc.	814	11,062
Hamilton Lane, Inc., Class A	1,091	62,252
Hercules Capital, Inc.	2,271	29,114
Horizon Technology Finance Corp.	674	7,953
Houlihan Lokey, Inc.	1,619	72,094
Interactive Brokers Group, Inc., Class A	1,815	98,373
Intercontinental Exchange, Inc.	13,507	1,160,792
INTL. FCStone, Inc. (A)	532	21,062
Invesco, Ltd.	10,037	205,357
Ladenburg Thalmann Financial Services, Inc.	5,498	18,858
Lazard, Ltd., Class A	3,078	105,852
Legg Mason, Inc.	2,180	83,450
Longfin Corp. (A)	1,342	1,195
LPL Financial Holdings, Inc.	2,169	176,925
Main Street Capital Corp. (B)	1,549	63,695
MarketAxess Holdings, Inc.	911	292,814
Medley Capital Corp.	1,551	3,629

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Moelis & Company, Class A	1,288	$45,016
Monroe Capital Corp.	561	6,474
Moody's Corp.	4,569	892,371
Morgan Stanley	40,764	1,785,871
Morningstar, Inc.	1,034	149,558
MSCI, Inc.	2,117	505,518
MVC Capital, Inc.	751	6,917
Nasdaq, Inc.	3,912	376,217
New Mountain Finance Corp.	2,060	28,778
Newtek Business Services Corp.	477	10,971
Northern Trust Corp.	5,287	475,830
Oaktree Capital Group LLC	3,762	186,369
Oaktree Specialty Lending Corp.	3,932	21,311
Och-Ziff Capital Management Group, Inc., Class A	1,127	25,876
OFS Capital Corp.	589	7,068
Oppenheimer Holdings, Inc., Class A	431	11,732
Oxford Square Capital Corp.	1,411	9,030
P10 Holdings, Inc. (A)	951	1,341
PennantPark Floating Rate Capital, Ltd.	874	10,103
PennantPark Investment Corp.	2,000	12,640
Piper Jaffray Companies	418	31,045
Portman Ridge Finance Corp.	2,234	5,027
Prospect Capital Corp. (B)	8,791	57,405
Pzena Investment Management, Inc., Class A	1,869	16,055
Raymond James Financial, Inc.	3,418	288,992
S&P Global, Inc.	5,976	1,361,273
Safeguard Scientifics, Inc. (A)	605	7,302
SEI Investments Company	3,732	209,365
Siebert Financial Corp. (A)(B)	573	5,157
Solar Capital, Ltd.	1,192	24,472
Solar Senior Capital, Ltd.	444	7,064
State Street Corp.	8,879	497,757
Stellus Capital Investment Corp.	549	7,593
Stifel Financial Corp.	1,733	102,351
T. Rowe Price Group, Inc.	5,731	628,748
TCG BDC, Inc.	1,609	24,521
TD Ameritrade Holding Corp.	13,422	670,026
The Bank of New York Mellon Corp.	23,363	1,031,476
The Blackstone Group LP	15,828	703,080
The Carlyle Group LP	2,519	56,955
The Charles Schwab Corp.	32,126	1,291,144
The Goldman Sachs Group, Inc.	8,792	1,798,843
THL Credit, Inc.	925	6,142
TPG Specialty Lending, Inc.	1,654	32,418
TriplePoint Venture Growth BDC Corp.	568	8,083
Victory Capital Holdings, Inc., Class A (A)	612	10,514
Virtu Financial, Inc., Class A	4,704	102,453
Virtus Investment Partners, Inc.	199	21,373
Waddell & Reed Financial, Inc., Class A	2,262	37,708
Westwood Holdings Group, Inc.	246	8,659
WhiteHorse Finance, Inc.	557	7,659
WisdomTree Investments, Inc.	3,773	23,279
		22,314,909
Consumer finance – 0.8%
Ally Financial, Inc.	9,931	307,762
American Express Company	20,261	2,501,018
Capital One Financial Corp.	11,144	1,011,207
Credit Acceptance Corp. (A)	475	229,819
Curo Group Holdings Corp. (A)	1,107	12,232
Discover Financial Services	7,949	616,763
Elevate Credit, Inc. (A)	1,191	4,907
Encore Capital Group, Inc. (A)	709	24,014
Enova International, Inc. (A)	924	21,298
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
EZCORP, Inc., Class A (A)	1,513	$14,328
FirstCash, Inc.	1,102	110,222
Green Dot Corp., Class A (A)	1,239	60,587
Navient Corp.	6,317	86,227
Nelnet, Inc., Class A	1,001	59,279
OneMain Holdings, Inc.	3,431	116,002
PRA Group, Inc. (A)	1,050	29,547
Regional Management Corp. (A)	324	8,544
Santander Consumer USA Holdings, Inc.	8,570	205,337
SLM Corp.	10,426	101,341
Synchrony Financial	17,004	589,529
World Acceptance Corp. (A)	242	39,715
		6,149,678
Diversified financial services – 1.7%
AXA Equitable Holdings, Inc.	8,776	183,418
Berkshire Hathaway, Inc., Class B (A)	58,268	12,420,990
First Eagle Private Credit LLC (A)(C)	1,204	313
Jefferies Financial Group, Inc.	7,771	149,436
Marlin Business Services Corp.	359	8,950
On Deck Capital, Inc. (A)	2,087	8,661
Voya Financial, Inc.	3,736	206,601
		12,978,369
Insurance – 2.2%
Aflac, Inc.	18,073	990,581
Alleghany Corp. (A)	301	205,014
American Equity Investment Life Holding Company	2,181	59,236
American Financial Group, Inc.	2,188	224,204
American International Group, Inc.	21,000	1,118,880
American National Insurance Company	630	73,376
AMERISAFE, Inc.	412	26,273
Arch Capital Group, Ltd. (A)	9,702	359,750
Argo Group International Holdings, Ltd.	694	51,391
Arthur J. Gallagher & Company	4,470	391,527
Assurant, Inc.	1,305	138,826
Assured Guaranty, Ltd.	2,575	108,356
Atlas Financial Holdings, Inc. (A)	399	289
Axis Capital Holdings, Ltd.	2,001	119,360
Brighthouse Financial, Inc. (A)	3,009	110,400
Brown & Brown, Inc.	6,776	226,996
Cincinnati Financial Corp.	3,908	405,142
Citizens, Inc. (A)(B)	1,450	10,585
CNA Financial Corp.	6,193	291,505
CNO Financial Group, Inc.	4,299	71,707
Crawford & Company, Class B	1,545	14,384
Donegal Group, Inc., Class A	786	12,002
eHealth, Inc. (A)	508	43,739
EMC Insurance Group, Inc.	620	22,339
Employers Holdings, Inc.	894	37,789
Enstar Group, Ltd. (A)	386	67,272
Erie Indemnity Company, Class A	613	155,874
Everest Re Group, Ltd.	928	229,383
FBL Financial Group, Inc., Class A	605	38,599
FedNat Holding Company	489	6,978
Fidelity National Financial, Inc.	6,816	274,685
First American Financial Corp.	2,737	146,977
Genworth Financial, Inc., Class A (A)	12,413	46,052
Goosehead Insurance, Inc., Class A	460	21,988
Hallmark Financial Services, Inc. (A)	662	9,420
HCI Group, Inc.	270	10,927
Health Insurance Innovations, Inc., Class A (A)(B)	444	11,508
Heritage Insurance Holdings, Inc.	381	5,871
Horace Mann Educators Corp.	1,124	45,286
Independence Holding Company	423	16,379

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Investors Title Company	53	$8,851
Kemper Corp.	1,585	136,770
Kinsale Capital Group, Inc.	565	51,686
Lincoln National Corp.	5,075	327,084
Loews Corp.	6,612	361,478
Maiden Holdings, Ltd.	2,453	1,570
Markel Corp. (A)	328	357,389
Marsh & McLennan Companies, Inc.	11,824	1,179,444
MBIA, Inc. (A)	2,372	22,083
Mercury General Corp.	1,359	84,938
MetLife, Inc.	23,432	1,163,867
National General Holdings Corp.	2,579	59,162
National Western Life Group, Inc., Class A	79	20,303
NI Holdings, Inc. (A)	641	11,288
Old Republic International Corp.	6,868	153,706
Primerica, Inc.	1,062	127,387
Principal Financial Group, Inc.	6,681	386,964
ProAssurance Corp.	1,333	48,135
Protective Insurance Corp., Class B	474	8,233
Prudential Financial, Inc.	9,760	985,760
Reinsurance Group of America, Inc.	1,484	231,549
RenaissanceRe Holdings, Ltd.	981	174,628
RLI Corp.	1,102	94,452
Safety Insurance Group, Inc.	334	31,773
Selective Insurance Group, Inc.	1,477	110,613
State Auto Financial Corp.	954	33,390
Stewart Information Services Corp.	487	19,719
The Allstate Corp.	8,028	816,367
The Hanover Insurance Group, Inc.	1,087	139,462
The Hartford Financial Services Group, Inc.	8,499	473,564
The Progressive Corp.	13,932	1,113,585
The Travelers Companies, Inc.	6,229	931,360
Torchmark Corp.	2,347	209,963
Trupanion, Inc. (A)(B)	822	29,699
United Fire Group, Inc.	546	26,459
United Insurance Holdings Corp.	1,214	17,312
Universal Insurance Holdings, Inc.	948	26,449
Unum Group	5,354	179,627
W.R. Berkley Corp.	4,504	296,949
White Mountains Insurance Group, Ltd.	80	81,717
		16,735,585
Mortgage real estate investment trusts – 0.2%
AG Mortgage Investment Trust, Inc.	700	11,130
AGNC Investment Corp.	9,114	153,297
Annaly Capital Management, Inc.	26,517	242,100
Anworth Mortgage Asset Corp.	2,512	9,520
Apollo Commercial Real Estate Finance, Inc.	2,718	49,984
Arbor Realty Trust, Inc.	1,815	21,998
Ares Commercial Real Estate Corp.	789	11,725
Arlington Asset Investment Corp., Class A	651	4,479
ARMOUR Residential REIT, Inc.	1,090	20,318
Blackstone Mortgage Trust, Inc., Class A	2,540	90,373
Capstead Mortgage Corp.	2,561	21,384
Cherry Hill Mortgage Investment Corp.	415	6,640
Chimera Investment Corp.	4,611	87,010
Colony Credit Real Estate, Inc.	716	11,098
Dynex Capital, Inc.	417	6,990
Ellington Financial, Inc.	880	15,814
Ellington Residential Mortgage REIT	539	5,800
Exantas Capital Corp.	859	9,715
Granite Point Mortgage Trust, Inc.	1,105	21,205
Great Ajax Corp.	535	7,490
Invesco Mortgage Capital, Inc.	3,007	48,473
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
KKR Real Estate Finance Trust, Inc.	1,084	$21,593
Ladder Capital Corp.	2,535	42,106
MFA Financial, Inc.	9,853	70,745
New Residential Investment Corp.	7,904	121,643
New York Mortgage Trust, Inc.	3,260	20,212
Orchid Island Capital, Inc.	1,157	7,359
PennyMac Mortgage Investment Trust	1,761	38,443
Ready Capital Corp.	1,513	22,544
Redwood Trust, Inc.	1,628	26,911
Starwood Property Trust, Inc.	6,337	143,977
TPG RE Finance Trust, Inc.	1,656	31,944
Two Harbors Investment Corp.	6,141	77,806
Western Asset Mortgage Capital Corp.	1,158	11,557
		1,493,383
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	1,521	41,447
Capitol Federal Financial, Inc.	3,225	44,408
Dime Community Bancshares, Inc.	1,015	19,275
Federal Agricultural Mortgage Corp., Class C	294	21,362
Federal Home Loan Mortgage Corp. (A)	17,807	46,298
Federal National Mortgage Association (A)	28,795	77,660
First Defiance Financial Corp.	548	15,656
Flagstar Bancorp, Inc.	1,375	45,568
Home Bancorp, Inc.	185	7,119
HomeStreet, Inc. (A)	737	21,845
Impac Mortgage Holdings, Inc. (A)	577	1,789
Kearny Financial Corp.	2,994	39,790
LendingTree, Inc. (A)	304	127,689
Luther Burbank Corp.	1,316	14,331
Merchants Bancorp	686	11,683
Meridian Bancorp, Inc.	1,458	26,084
Meta Financial Group, Inc.	747	20,953
MGIC Investment Corp. (A)	8,919	117,196
New York Community Bancorp, Inc.	11,380	113,572
NMI Holdings, Inc., Class A (A)	1,663	47,213
Northfield Bancorp, Inc.	1,351	21,089
Northwest Bancshares, Inc.	2,787	49,079
OceanFirst Financial Corp.	799	19,855
Ocwen Financial Corp. (A)	3,672	7,601
Oritani Financial Corp.	1,196	21,217
PCSB Financial Corp.	498	10,085
PDL Community Bancorp (A)	510	7,288
PennyMac Financial Services, Inc.	648	14,373
Provident Bancorp, Inc. (A)	335	9,377
Provident Financial Holdings, Inc.	393	8,249
Provident Financial Services, Inc.	1,530	37,103
Radian Group, Inc.	5,109	116,741
Southern Missouri Bancorp, Inc.	216	7,523
Sterling Bancorp, Inc.	1,272	12,682
Territorial Bancorp, Inc.	238	7,354
TFS Financial Corp.	6,876	124,249
Timberland Bancorp, Inc.	255	7,619
TrustCo Bank Corp.	2,616	20,719
United Community Financial Corp.	1,410	13,494
United Financial Bancorp, Inc.	1,401	19,866
Walker & Dunlop, Inc.	722	38,418
Washington Federal, Inc.	2,188	76,427
Western New England Bancorp, Inc.	789	7,369
WSFS Financial Corp.	1,498	61,867
		1,580,582
		102,705,747
Health care – 12.8%

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology – 2.6%
AbbVie, Inc.	35,734	$2,598,576
Abeona Therapeutics, Inc. (A)	1,100	5,258
ACADIA Pharmaceuticals, Inc. (A)	3,063	81,874
Acceleron Pharma, Inc. (A)	1,207	49,584
Achaogen, Inc. (A)	1,165	22
Achillion Pharmaceuticals, Inc. (A)	3,779	10,128
Acorda Therapeutics, Inc. (A)	1,281	9,825
Aduro Biotech, Inc. (A)	2,092	3,222
Advaxis, Inc. (A)	131	274
Adverum Biotechnologies, Inc. (A)	1,083	12,877
Aeglea BioTherapeutics, Inc. (A)	797	5,459
Agenus, Inc. (A)(B)	2,828	8,484
AgeX Therapeutics, Inc. (A)	332	1,218
Agios Pharmaceuticals, Inc. (A)	1,424	71,029
Aileron Therapeutics, Inc. (A)	551	397
Aimmune Therapeutics, Inc. (A)	1,383	28,794
Akcea Therapeutics, Inc. (A)(B)	2,030	47,604
Akebia Therapeutics, Inc. (A)	2,523	12,211
Albireo Pharma, Inc. (A)	301	9,704
Alder Biopharmaceuticals, Inc. (A)	1,872	22,033
Aldeyra Therapeutics, Inc. (A)	753	4,518
Alexion Pharmaceuticals, Inc. (A)	5,336	698,909
Alkermes PLC (A)	3,914	88,222
Allakos, Inc. (A)	848	36,744
Allena Pharmaceuticals, Inc. (A)	769	3,130
Allogene Therapeutics, Inc. (A)(B)	2,557	68,655
Alnylam Pharmaceuticals, Inc. (A)	2,507	181,908
AMAG Pharmaceuticals, Inc. (A)	970	9,690
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	15,148	2,791,473
Amicus Therapeutics, Inc. (A)	4,017	50,132
AnaptysBio, Inc. (A)	565	31,877
Anika Therapeutics, Inc. (A)	404	16,410
Apellis Pharmaceuticals, Inc. (A)	1,276	32,334
Aptinyx, Inc. (A)	599	2,001
Arcus Biosciences, Inc. (A)	732	5,819
Ardelyx, Inc. (A)	1,372	3,691
Arena Pharmaceuticals, Inc. (A)	1,075	63,027
ArQule, Inc. (A)	2,218	24,420
Array BioPharma, Inc. (A)	5,256	243,510
Arrowhead Pharmaceuticals, Inc. (A)(B)	2,085	55,253
Assembly Biosciences, Inc. (A)	477	6,435
Atara Biotherapeutics, Inc. (A)	861	17,315
Athenex, Inc. (A)	1,583	31,343
aTyr Pharma, Inc. (A)	1,397	512
Audentes Therapeutics, Inc. (A)	993	37,595
AVEO Pharmaceuticals, Inc. (A)(B)	3,213	2,163
Avid Bioservices, Inc. (A)	1,963	10,993
Avrobio, Inc. (A)	487	7,919
Bellicum Pharmaceuticals, Inc. (A)	939	1,596
BioCryst Pharmaceuticals, Inc. (A)	2,652	10,051
Biogen, Inc. (A)	4,790	1,120,237
BioMarin Pharmaceutical, Inc. (A)	4,314	369,494
BioSpecifics Technologies Corp. (A)	201	12,002
BioTime, Inc. (A)(B)	3,331	3,664
Bluebird Bio, Inc. (A)	1,220	155,184
Blueprint Medicines Corp. (A)	967	91,217
Calithera Biosciences, Inc. (A)	966	3,767
Calyxt, Inc. (A)	758	9,460
Cara Therapeutics, Inc. (A)	894	19,221
CareDx, Inc. (A)	890	32,031
CASI Pharmaceuticals, Inc. (A)(B)	2,445	7,824
Catalyst Pharmaceuticals, Inc. (A)	3,076	11,812
Celcuity, Inc. (A)	383	9,575
Celgene Corp. (A)	16,617	1,536,075
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Celldex Therapeutics, Inc. (A)	241	$646
ChemoCentryx, Inc. (A)	1,375	12,788
Chimerix, Inc. (A)	1,404	6,065
Clovis Oncology, Inc. (A)	1,194	17,755
Coherus Biosciences, Inc. (A)	1,434	31,691
Conatus Pharmaceuticals, Inc. (A)	1,457	379
Concert Pharmaceuticals, Inc. (A)	641	7,692
Corvus Pharmaceuticals, Inc. (A)	583	2,180
Crinetics Pharmaceuticals, Inc. (A)	405	10,125
CTI BioPharma Corp. (A)	2,346	2,016
Curis, Inc. (A)	948	1,763
Cyclerion Therapeutics, Inc. (A)	356	4,076
Cytokinetics, Inc. (A)	1,480	16,650
CytomX Therapeutics, Inc. (A)	1,018	11,422
Deciphera Pharmaceuticals, Inc. (A)	803	18,108
Denali Therapeutics, Inc. (A)	2,246	46,627
Dicerna Pharmaceuticals, Inc. (A)	1,643	25,877
DNIB Unwind, Inc. (A)(C)	634	19
Dynavax Technologies Corp. (A)	1,633	6,516
Eagle Pharmaceuticals, Inc. (A)	418	23,274
Editas Medicine, Inc. (A)	1,148	28,402
Eidos Therapeutics, Inc. (A)(B)	663	20,606
Eiger BioPharmaceuticals, Inc. (A)	622	6,593
Emergent BioSolutions, Inc. (A)	1,282	61,933
Enanta Pharmaceuticals, Inc. (A)	517	43,624
Epizyme, Inc. (A)	1,858	23,318
Equillium, Inc. (A)	863	4,885
Esperion Therapeutics, Inc. (A)	700	32,564
Evelo Biosciences, Inc. (A)(B)	584	5,244
Exact Sciences Corp. (A)	2,968	350,343
Exelixis, Inc. (A)	7,458	159,377
Fate Therapeutics, Inc. (A)	1,591	32,297
FibroGen, Inc. (A)	2,155	97,363
Five Prime Therapeutics, Inc. (A)	797	4,806
Flexion Therapeutics, Inc. (A)	1,007	12,386
Fortress Biotech, Inc. (A)	1,754	2,631
Forty Seven, Inc. (A)	563	5,968
G1 Therapeutics, Inc. (A)	777	23,823
Galectin Therapeutics, Inc. (A)(B)	1,661	6,893
Genomic Health, Inc. (A)	960	55,843
Geron Corp. (A)(B)	4,452	6,277
Gilead Sciences, Inc.	30,771	2,078,889
Global Blood Therapeutics, Inc. (A)	1,066	56,072
GlycoMimetics, Inc. (A)	901	10,740
Gritstone Oncology, Inc. (A)(B)	586	6,528
Halozyme Therapeutics, Inc. (A)	3,467	59,563
Homology Medicines, Inc. (A)	705	13,797
Idera Pharmaceuticals, Inc. (A)	526	1,404
Immunic, Inc. (A)	34	390
ImmunoGen, Inc. (A)	3,078	6,679
Immunomedics, Inc. (A)	4,174	57,893
Incyte Corp. (A)	5,140	436,694
Infinity Pharmaceuticals, Inc. (A)	2,628	4,730
Inovio Pharmaceuticals, Inc. (A)(B)	2,493	7,329
Insmed, Inc. (A)	2,037	52,147
Insys Therapeutics, Inc. (A)(B)	2,022	607
Intellia Therapeutics, Inc. (A)	993	16,255
Intercept Pharmaceuticals, Inc. (A)	688	54,744
Intrexon Corp. (A)(B)	3,305	25,316
Invitae Corp. (A)	1,369	32,172
Ionis Pharmaceuticals, Inc. (A)	3,087	198,401
Ironwood Pharmaceuticals, Inc. (A)	3,567	39,023
Jounce Therapeutics, Inc. (A)	886	4,386
Kadmon Holdings, Inc. (A)	2,301	4,740
KalVista Pharmaceuticals, Inc. (A)	368	8,151

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kezar Life Sciences, Inc. (A)	340	$2,621
Kindred Biosciences, Inc. (A)	928	7,730
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,082	14,650
Kodiak Sciences, Inc. (A)	873	10,214
Krystal Biotech, Inc. (A)	281	11,316
Kura Oncology, Inc. (A)	766	15,083
Lexicon Pharmaceuticals, Inc. (A)(B)	2,915	18,335
Ligand Pharmaceuticals, Inc. (A)	527	60,157
LogicBio Therapeutics, Inc. (A)	641	8,333
MacroGenics, Inc. (A)	1,031	17,496
Madrigal Pharmaceuticals, Inc. (A)	342	35,845
Magenta Therapeutics, Inc. (A)	1,068	15,753
MannKind Corp. (A)(B)	2,896	3,330
Marker Therapeutics, Inc. (A)	1,096	8,680
MediciNova, Inc. (A)(B)	1,166	11,229
MEI Pharma, Inc. (A)	2,438	6,095
MeiraGTx Holdings PLC (A)	652	17,526
Mereo Biopharma Group PLC, ADR (A)	63	151
Merrimack Pharmaceuticals, Inc. (A)	578	3,497
Mersana Therapeutics, Inc. (A)	637	2,580
MiMedx Group, Inc. (A)	2,595	10,510
Minerva Neurosciences, Inc. (A)	1,207	6,795
Miragen Therapeutics, Inc. (A)	828	1,697
Molecular Templates, Inc. (A)	772	6,446
Momenta Pharmaceuticals, Inc. (A)	2,115	26,332
Mustang Bio, Inc. (A)	783	2,881
Myriad Genetics, Inc. (A)	1,862	51,726
NantKwest, Inc. (A)(B)	2,233	2,278
Natera, Inc. (A)	1,474	40,653
Neon Therapeutics, Inc. (A)	1,269	6,015
Neurocrine Biosciences, Inc. (A)	2,209	186,506
NewLink Genetics Corp. (A)	821	1,215
Novavax, Inc. (A)	417	2,444
Oncocyte Corp. (A)	1,221	3,040
OncoMed Pharmaceuticals, Inc. (A)(C)	498	5
Oncternal Therapeutics, Inc. (A)(C)	38	78
Oncternal Therapeutics, Inc. (A)	38	253
OPKO Health, Inc. (A)(B)	13,787	33,640
Ovid therapeutics, Inc. (A)	886	1,639
Palatin Technologies, Inc. (A)	1,228	1,424
PDL BioPharma, Inc. (A)	4,159	13,059
PDS Biotechnology Corp. (A)	44	264
Pieris Pharmaceuticals, Inc. (A)	1,471	6,914
PolarityTE, Inc. (A)	290	1,653
Portola Pharmaceuticals, Inc. (A)(B)	1,588	43,082
Principia Biopharma, Inc. (A)	393	13,044
Progenics Pharmaceuticals, Inc. (A)	1,955	12,062
Protagonist Therapeutics, Inc. (A)	486	5,885
Proteostasis Therapeutics, Inc. (A)	1,327	1,295
PTC Therapeutics, Inc. (A)	1,135	51,075
Puma Biotechnology, Inc. (A)	1,014	12,888
Ra Pharmaceuticals, Inc. (A)	631	18,974
Recro Pharma, Inc. (A)	896	9,112
Regeneron Pharmaceuticals, Inc. (A)	2,581	807,853
REGENXBIO, Inc. (A)	843	43,305
Regulus Therapeutics, Inc. (A)(B)	504	630
Repligen Corp. (A)	1,032	88,700
Replimune Group, Inc. (A)	611	8,957
Retrophin, Inc. (A)	1,052	21,135
Rhythm Pharmaceuticals, Inc. (A)	694	15,268
Rigel Pharmaceuticals, Inc. (A)	3,503	9,143
Rocket Pharmaceuticals, Inc. (A)	971	14,565
Rubius Therapeutics, Inc. (A)	1,625	25,561
Sage Therapeutics, Inc. (A)	1,079	197,554
Sangamo Therapeutics, Inc. (A)	2,281	24,566
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sarepta Therapeutics, Inc. (A)	1,615	$245,399
Savara, Inc. (A)	827	1,960
Scholar Rock Holding Corp. (A)	429	6,804
Seattle Genetics, Inc. (A)	3,638	251,786
Selecta Biosciences, Inc. (A)	604	1,081
Seres Therapeutics, Inc. (A)	1,133	3,648
Sesen Bio, Inc. (A)(B)	4,361	6,542
Sierra Oncology, Inc. (A)	2,075	1,162
Solid Biosciences, Inc. (A)	559	3,214
Spark Therapeutics, Inc. (A)	999	102,278
Spectrum Pharmaceuticals, Inc. (A)	2,679	23,066
Spero Therapeutics, Inc. (A)	635	7,309
Spring Bank Pharmaceuticals, Inc. (A)	517	1,908
Stemline Therapeutics, Inc. (A)	715	10,954
Sunesis Pharmaceuticals, Inc. (A)	1,269	922
Surface Oncology, Inc. (A)	1,474	4,157
Sutro Biopharma, Inc. (A)	635	7,226
Syndax Pharmaceuticals, Inc. (A)	629	5,856
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	40
Synlogic, Inc. (A)	463	4,213
Syros Pharmaceuticals, Inc. (A)	721	6,676
T2 Biosystems, Inc. (A)	160	269
Tobira Therapeutics, Inc. (A)(C)	609	8,325
Tocagen, Inc. (A)	929	6,206
Translate Bio, Inc. (A)	932	11,771
Twist Bioscience Corp. (A)	540	15,665
Tyme Technologies, Inc. (A)(B)	2,042	2,491
Ultragenyx Pharmaceutical, Inc. (A)	1,165	73,978
United Therapeutics Corp. (A)	1,054	82,275
UNITY Biotechnology, Inc. (A)	766	7,277
Unum Therapeutics, Inc. (A)	1,434	3,757
Vanda Pharmaceuticals, Inc. (A)	1,222	17,218
Veracyte, Inc. (A)	983	28,025
Verastem, Inc. (A)(B)	1,842	2,781
Vericel Corp. (A)	1,284	24,255
Vertex Pharmaceuticals, Inc. (A)	6,126	1,123,386
Viking Therapeutics, Inc. (A)(B)	1,958	16,251
Voyager Therapeutics, Inc. (A)	743	20,224
vTv Therapeutics, Inc., Class A (A)(B)	1,071	1,532
X4 Pharmaceuticals, Inc. (A)	101	1,515
XBiotech, Inc. (A)	1,742	13,204
Xencor, Inc. (A)	1,295	53,004
XOMA Corp. (A)(B)	278	4,131
Y-mAbs Therapeutics, Inc. (A)	523	11,961
Zafgen, Inc. (A)	1,004	1,195
ZIOPHARM Oncology, Inc. (A)(B)	3,927	22,894
		19,658,118
Health care equipment and supplies – 2.8%
Abbott Laboratories	41,719	3,508,568
ABIOMED, Inc. (A)	1,077	280,548
Accuray, Inc. (A)	2,433	9,416
Align Technology, Inc. (A)	1,924	526,599
AngioDynamics, Inc. (A)	1,021	20,103
Antares Pharma, Inc. (A)	4,423	14,552
AtriCure, Inc. (A)	953	28,438
Atrion Corp.	51	43,490
Avanos Medical, Inc. (A)	1,125	49,061
Axogen, Inc. (A)	911	18,038
Baxter International, Inc.	12,611	1,032,841
Becton, Dickinson and Company	6,379	1,607,572
Boston Scientific Corp. (A)	33,013	1,418,899
Cantel Medical Corp.	1,069	86,204
Cardiovascular Systems, Inc. (A)	915	39,281
Cerus Corp. (A)	3,177	17,855
Conformis, Inc. (A)	2,228	9,714

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
CONMED Corp.	652	$55,792
Corindus Vascular Robotics, Inc. (A)(B)	6,252	18,631
CryoLife, Inc. (A)	912	27,296
CryoPort, Inc. (A)	894	16,378
Cutera, Inc. (A)	375	7,793
CytoSorbents Corp. (A)	228	1,507
Danaher Corp.	16,567	2,367,756
DENTSPLY SIRONA, Inc.	5,354	312,459
DexCom, Inc. (A)	2,135	319,908
Edwards Lifesciences Corp. (A)	4,978	919,636
Endologix, Inc. (A)	242	1,752
FONAR Corp. (A)	241	5,184
GenMark Diagnostics, Inc. (A)	1,560	10,124
Glaukos Corp. (A)	943	71,102
Globus Medical, Inc., Class A (A)	2,425	102,578
Haemonetics Corp. (A)	1,321	158,969
Heska Corp. (A)	197	16,778
Hill-Rom Holdings, Inc.	1,620	169,484
Hologic, Inc. (A)	6,830	327,977
ICU Medical, Inc. (A)	511	128,726
IDEXX Laboratories, Inc. (A)	2,081	572,962
Inogen, Inc. (A)	520	34,715
Insulet Corp. (A)	1,479	176,563
Integer Holdings Corp. (A)	863	72,423
Integra LifeSciences Holdings Corp. (A)	1,975	110,304
Intuitive Surgical, Inc. (A)	2,723	1,428,350
Invacare Corp.	900	4,671
iRhythm Technologies, Inc. (A)	621	49,109
IRIDEX Corp. (A)	814	3,704
Lantheus Holdings, Inc. (A)	1,016	28,753
LeMaitre Vascular, Inc.	515	14,410
Masimo Corp. (A)	1,251	186,174
Meridian Bioscience, Inc.	1,192	14,161
Merit Medical Systems, Inc. (A)	1,226	73,021
Mesa Laboratories, Inc.	104	25,411
Natus Medical, Inc. (A)	710	18,240
Neogen Corp. (A)	1,304	80,991
Nevro Corp. (A)	723	46,872
NuVasive, Inc. (A)	1,239	72,531
Nuvectra Corp. (A)	555	1,859
Obalon Therapeutics, Inc. (A)(B)	803	561
OraSure Technologies, Inc. (A)	1,625	15,080
Orthofix Medical, Inc. (A)	509	26,916
OrthoPediatrics Corp. (A)	403	15,717
Penumbra, Inc. (A)	842	134,720
Pulse Biosciences, Inc. (A)	385	5,082
Quidel Corp. (A)	915	54,278
ResMed, Inc.	3,421	417,465
Rockwell Medical, Inc. (A)(B)	1,446	4,352
RTI Surgical Holdings, Inc. (A)	1,700	7,225
Senseonics Holdings, Inc. (A)(B)	3,826	7,805
SI-BONE, Inc. (A)	307	6,244
Sientra, Inc. (A)	532	3,277
STAAR Surgical Company (A)	1,153	33,875
Stryker Corp.	8,878	1,825,139
Surmodics, Inc. (A)	364	15,714
Tactile Systems Technology, Inc. (A)	467	26,582
Tandem Diabetes Care, Inc. (A)	1,175	75,811
Teleflex, Inc.	1,111	367,908
The Cooper Companies, Inc.	1,174	395,509
TransEnterix, Inc. (A)(B)	4,508	6,131
Utah Medical Products, Inc.	104	9,953
Varex Imaging Corp. (A)	1,027	31,478
Varian Medical Systems, Inc. (A)	2,167	294,994
West Pharmaceutical Services, Inc.	1,791	224,144
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	4,857	$571,863
		21,344,056
Health care providers and services – 2.4%
AAC Holdings, Inc. (A)(B)	965	830
Acadia Healthcare Company, Inc. (A)	2,171	75,876
Aceto Corp.	853	132
Addus HomeCare Corp. (A)	312	23,384
Amedisys, Inc. (A)	817	99,192
American Renal Associates Holdings, Inc. (A)	923	6,867
AmerisourceBergen Corp.	5,001	426,385
AMN Healthcare Services, Inc. (A)	1,148	62,279
Anthem, Inc.	6,128	1,729,383
Apollo Medical Holdings, Inc. (A)	629	10,511
BioScrip, Inc. (A)	3,600	9,360
BioTelemetry, Inc. (A)	881	42,420
Brookdale Senior Living, Inc. (A)	4,348	31,349
Capital Senior Living Corp. (A)	893	4,492
Cardinal Health, Inc.	7,096	334,222
Centene Corp. (A)	9,028	473,428
Chemed Corp.	402	145,058
Cigna Corp.	9,004	1,418,580
Community Health Systems, Inc. (A)(B)	3,196	8,533
CorVel Corp. (A)	522	45,419
Covetrus, Inc. (A)	1,442	35,271
Cross Country Healthcare, Inc. (A)	1,014	9,511
CVS Health Corp.	30,586	1,666,631
DaVita, Inc. (A)	3,961	222,846
Diplomat Pharmacy, Inc. (A)	1,868	11,376
Encompass Health Corp.	2,418	153,204
Enzo Biochem, Inc. (A)	1,266	4,266
Genesis Healthcare, Inc. (A)	2,733	3,389
Guardant Health, Inc. (A)	1,544	133,294
Hanger, Inc. (A)	926	17,733
HCA Healthcare, Inc.	8,188	1,106,772
HealthEquity, Inc. (A)	1,488	97,315
Henry Schein, Inc. (A)	3,605	251,990
Humana, Inc.	3,253	863,021
Laboratory Corp. of America Holdings (A)	2,418	418,072
LHC Group, Inc. (A)	594	71,031
Magellan Health, Inc. (A)	566	42,014
McKesson Corp.	4,653	625,317
MedCath Corp. (A)(C)	613	307
MEDNAX, Inc. (A)	2,250	56,768
Molina Healthcare, Inc. (A)	1,455	208,269
National HealthCare Corp.	429	34,813
National Research Corp.	959	55,229
Owens & Minor, Inc.	1,661	5,315
Patterson Companies, Inc.	2,414	55,281
PetIQ, Inc. (A)	575	18,952
Premier, Inc., Class A (A)	3,584	140,170
Quest Diagnostics, Inc.	3,212	327,014
Quorum Health Corp. (A)	392	545
R1 RCM, Inc. (A)	2,964	37,287
RadNet, Inc. (A)	1,310	18,065
Select Medical Holdings Corp. (A)	3,247	51,530
Surgery Partners, Inc. (A)	1,386	11,282
Tenet Healthcare Corp. (A)	2,354	48,634
The Ensign Group, Inc.	1,404	79,916
The Providence Service Corp. (A)	378	21,675
Tivity Health, Inc. (A)	1,247	20,501
UnitedHealth Group, Inc.	22,809	5,565,624
Universal Health Services, Inc., Class B	2,200	286,858
US Physical Therapy, Inc.	347	42,532

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
WellCare Health Plans, Inc. (A)	1,102	$314,147
		18,081,467
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	4,420	51,405
Castlight Health, Inc., B Shares (A)	3,656	11,809
Cerner Corp.	7,886	578,044
Computer Programs & Systems, Inc.	379	10,532
Evolent Health, Inc., Class A (A)	2,045	16,258
HealthStream, Inc. (A)	886	22,912
HMS Holdings Corp. (A)	1,934	62,642
Inovalon Holdings, Inc., Class A (A)	3,391	49,203
Inspire Medical Systems, Inc. (A)	282	17,103
Medidata Solutions, Inc. (A)	1,476	133,593
NantHealth, Inc. (A)(B)	3,451	1,815
NextGen Healthcare, Inc. (A)	1,749	34,805
Omnicell, Inc. (A)	1,024	88,095
Simulations Plus, Inc.	455	12,995
Tabula Rasa HealthCare, Inc. (A)	474	23,667
Teladoc Health, Inc. (A)(B)	1,541	102,338
Veeva Systems, Inc., Class A (A)	3,452	559,604
Vocera Communications, Inc. (A)	782	24,961
		1,801,781
Life sciences tools and services – 1.0%
Accelerate Diagnostics, Inc. (A)(B)	1,535	35,121
Agilent Technologies, Inc.	7,581	566,073
Bio-Rad Laboratories, Inc., Class A (A)	716	223,814
Bio-Techne Corp.	961	200,359
Bruker Corp.	3,887	194,156
Cambrex Corp. (A)	894	41,848
Charles River Laboratories International, Inc. (A)	1,222	173,402
Codexis, Inc. (A)	1,349	24,862
Fluidigm Corp. (A)	357	4,398
Harvard Bioscience, Inc. (A)	485	970
Illumina, Inc. (A)	3,500	1,288,525
IQVIA Holdings, Inc. (A)	4,829	776,986
Luminex Corp.	1,250	25,800
Medpace Holdings, Inc. (A)	869	56,850
Mettler-Toledo International, Inc. (A)	598	502,320
NanoString Technologies, Inc. (A)	769	23,339
NeoGenomics, Inc. (A)	2,195	48,158
Pacific Biosciences of California, Inc. (A)	3,229	19,535
PerkinElmer, Inc.	2,703	260,407
PRA Health Sciences, Inc. (A)	1,614	160,028
Quanterix Corp. (A)	534	18,044
Syneos Health, Inc. (A)	2,651	135,440
Thermo Fisher Scientific, Inc.	9,539	2,801,414
Waters Corp. (A)	1,798	387,002
		7,968,851
Pharmaceuticals – 3.8%
AcelRx Pharmaceuticals, Inc. (A)(B)	2,585	6,540
Acer Therapeutics, Inc. (A)	299	1,166
Aclaris Therapeutics, Inc. (A)	747	1,636
Adamis Pharmaceuticals Corp. (A)(B)	1,632	2,122
Aerie Pharmaceuticals, Inc. (A)	991	29,284
Agile Therapeutics, Inc. (A)	1,595	2,329
Akorn, Inc. (A)	3,187	16,413
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Allergan PLC	8,014	1,341,784
Amneal Pharmaceuticals, Inc. (A)	6,203	44,476
Amphastar Pharmaceuticals, Inc. (A)	1,295	27,337
Ampio Pharmaceuticals, Inc. (A)	1,902	738
ANI Pharmaceuticals, Inc. (A)	324	26,633
Aquestive Therapeutics, Inc. (A)	893	3,751
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Aratana Therapeutics, Inc. (A)	1,239	$6,393
Arvinas, Inc. (A)	514	11,303
Assertio Therapeutics, Inc. (A)	1,816	6,265
BioDelivery Sciences International, Inc. (A)	2,697	12,541
Bristol-Myers Squibb Company	38,721	1,755,997
Catalent, Inc. (A)	3,413	185,019
Clearside Biomedical, Inc. (A)(B)	998	970
Collegium Pharmaceutical, Inc. (A)	840	11,046
Corcept Therapeutics, Inc. (A)	3,097	34,532
Corium International, Inc. (A)(C)	1,009	182
Dermira, Inc. (A)	1,155	11,042
Dova Pharmaceuticals, Inc. (A)	710	10,011
Durect Corp. (A)	4,211	2,746
Elanco Animal Health, Inc. (A)	7,867	265,905
Eli Lilly & Company	23,584	2,612,871
Eloxx Pharmaceuticals, Inc. (A)	705	7,029
Endo International PLC (A)	5,320	21,918
Evolus, Inc. (A)(B)	516	7,544
Horizon Therapeutics PLC (A)	3,927	94,484
Innovate Biopharmaceuticals, Inc. (A)(B)	319	370
Innoviva, Inc. (A)	2,501	36,415
Intersect ENT, Inc. (A)	798	18,162
Johnson & Johnson	63,496	8,843,723
Kala Pharmaceuticals, Inc. (A)	674	4,300
Lannett Company, Inc. (A)(B)	1,025	6,212
Liquidia Technologies, Inc. (A)	317	2,536
Marinus Pharmaceuticals, Inc. (A)	1,468	6,092
Melinta Therapeutics, Inc. (A)	156	1,037
Menlo Therapeutics, Inc. (A)	195	1,168
Merck & Company, Inc.	61,678	5,171,700
MyoKardia, Inc. (A)	965	48,385
Nektar Therapeutics (A)	4,020	143,032
Neos Therapeutics, Inc. (A)(B)	969	1,250
Ocular Therapeutix, Inc. (A)(B)	1,316	5,790
Odonate Therapeutics, Inc. (A)	680	24,949
Omeros Corp. (A)(B)	1,320	20,711
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Omthera Pharmaceuticals, Inc. (A)(C)	498	137
Optinose, Inc. (A)	957	6,776
Osmotica Pharmaceuticals PLC (A)	824	3,131
Otonomy, Inc. (A)	1,390	3,823
Pacira BioSciences, Inc. (A)	1,111	48,317
Paratek Pharmaceuticals, Inc. (A)(B)	760	3,032
Pfizer, Inc.	137,051	5,937,049
Phibro Animal Health Corp., Class A	1,100	34,947
Prestige Consumer Healthcare, Inc. (A)	1,453	46,031
Reata Pharmaceuticals, Inc., Class A (A)(B)	714	67,366
resTORbio, Inc. (A)	720	7,344
Revance Therapeutics, Inc. (A)	851	11,037
scPharmaceuticals, Inc. (A)	640	2,042
Sienna Biopharmaceuticals, Inc. (A)	555	483
SIGA Technologies, Inc. (A)	1,168	6,634
Strongbridge Biopharma PLC (A)	1,240	3,881
Supernus Pharmaceuticals, Inc. (A)	1,388	45,929
Teligent, Inc. (A)(B)	1,521	958
Tetraphase Pharmaceuticals, Inc. (A)	1,403	674
The Medicines Company (A)	1,753	63,932
TherapeuticsMD, Inc. (A)(B)	5,607	14,578
Tilray, Inc., Class 2 (A)(B)	2,109	98,195
Tricida, Inc. (A)	688	27,148
Urovant Sciences, Ltd. (A)	916	7,246
Verrica Pharmaceuticals, Inc. (A)	806	9,366
Xeris Pharmaceuticals, Inc. (A)	366	4,187

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	11,463	$1,300,936
Zogenix, Inc. (A)	862	41,186
Zynerba Pharmaceuticals, Inc. (A)	581	7,873
		28,702,517
		97,556,790
Industrials – 9.7%
Aerospace and defense – 2.4%
AAR Corp.	757	27,850
Aerojet Rocketdyne Holdings, Inc. (A)	2,058	92,137
Aerovironment, Inc. (A)	650	36,901
Arconic, Inc.	11,513	297,266
Astronics Corp. (A)	623	25,057
Astronics Corp., Class B (A)	93	3,734
Axon Enterprise, Inc. (A)	1,283	82,381
BWX Technologies, Inc.	2,459	128,114
Cubic Corp.	751	48,424
Curtiss-Wright Corp.	1,021	129,800
Ducommun, Inc. (A)	321	14,467
General Dynamics Corp.	6,968	1,266,922
HEICO Corp., Class A	3,285	339,570
Hexcel Corp.	2,051	165,885
Huntington Ingalls Industries, Inc.	1,000	224,740
Kratos Defense & Security Solutions, Inc. (A)	2,763	63,245
L3 Technologies, Inc.	1,852	454,055
L3Harris Technologies, Inc.	2,792	528,051
Lockheed Martin Corp.	6,736	2,448,805
Mercury Systems, Inc. (A)	1,316	92,581
Moog, Inc., Class A	880	82,377
National Presto Industries, Inc.	196	18,285
Northrop Grumman Corp.	4,101	1,325,074
Raytheon Company	6,710	1,166,735
Spirit AeroSystems Holdings, Inc., Class A	2,519	204,971
Teledyne Technologies, Inc. (A)	855	234,159
Textron, Inc.	5,728	303,813
The Boeing Company	13,462	4,900,303
TransDigm Group, Inc. (A)	1,259	609,104
Triumph Group, Inc.	1,366	31,281
United Technologies Corp.	20,408	2,657,122
Vectrus, Inc. (A)	294	11,925
Wesco Aircraft Holdings, Inc. (A)	2,836	31,480
		18,046,614
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	1,616	39,430
Atlas Air Worldwide Holdings, Inc. (A)	573	25,579
C.H. Robinson Worldwide, Inc.	3,220	271,607
Echo Global Logistics, Inc. (A)	790	16,487
Expeditors International of Washington, Inc.	3,916	297,068
FedEx Corp.	6,233	1,023,396
Forward Air Corp.	699	41,346
Hub Group, Inc., Class A (A)	934	39,209
United Parcel Service, Inc., Class B	20,345	2,101,028
XPO Logistics, Inc. (A)	2,948	170,424
		4,025,574
Airlines – 0.4%
Alaska Air Group, Inc.	2,896	185,083
Allegiant Travel Company	394	56,539
American Airlines Group, Inc.	10,915	355,938
Delta Air Lines, Inc.	16,139	915,888
Hawaiian Holdings, Inc.	1,268	34,781
JetBlue Airways Corp. (A)	6,903	127,636
SkyWest, Inc.	1,282	77,779
Southwest Airlines Company	13,289	674,815
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Spirit Airlines, Inc. (A)	1,614	$77,036
United Continental Holdings, Inc. (A)	6,415	561,633
		3,067,128
Building products – 0.4%
AAON, Inc.	1,262	63,327
Advanced Drainage Systems, Inc.	1,541	50,529
American Woodmark Corp. (A)	392	33,171
AO Smith Corp.	4,035	190,291
Apogee Enterprises, Inc.	790	34,318
Armstrong Flooring, Inc. (A)	761	7,496
Armstrong World Industries, Inc.	1,315	127,818
Builders FirstSource, Inc. (A)	2,730	46,028
Continental Building Products, Inc. (A)	772	20,512
Cornerstone Building Brands, Inc. (A)	1,541	8,984
CSW Industrials, Inc.	443	30,190
Fortune Brands Home & Security, Inc.	3,421	195,442
Gibraltar Industries, Inc. (A)	875	35,315
Griffon Corp.	1,323	22,385
Insteel Industries, Inc.	543	11,305
JELD-WEN Holding, Inc. (A)	2,834	60,166
Johnson Controls International PLC	21,935	906,135
Lennox International, Inc.	954	262,350
Masco Corp.	7,288	285,981
Owens Corning	2,720	158,304
Patrick Industries, Inc. (A)	691	33,990
PGT Innovations, Inc. (A)	1,354	22,639
Quanex Building Products Corp.	973	18,380
Resideo Technologies, Inc. (A)	2,957	64,817
Simpson Manufacturing Company, Inc.	1,174	78,024
Trex Company, Inc. (A)	1,462	104,825
Universal Forest Products, Inc.	1,489	56,671
		2,929,393
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,566	62,640
ACCO Brands Corp.	2,362	18,589
ADT, Inc.	333	2,038
Advanced Disposal Services, Inc. (A)	2,130	67,968
ARC Document Solutions, Inc. (A)	1,859	3,792
Brady Corp., Class A	1,234	60,861
BrightView Holdings, Inc. (A)	696	13,022
Casella Waste Systems, Inc., Class A (A)	1,180	46,763
CECO Environmental Corp. (A)	1,030	9,878
Cintas Corp.	2,587	613,869
Civeo Corp. (A)	3,710	6,381
Clean Harbors, Inc. (A)	1,427	101,460
Copart, Inc. (A)	5,594	418,096
Covanta Holding Corp.	3,622	64,870
Deluxe Corp.	1,214	49,361
Ennis, Inc.	700	14,364
Healthcare Services Group, Inc.	1,855	56,244
Heritage-Crystal Clean, Inc. (A)	637	16,759
Herman Miller, Inc.	1,463	65,396
HNI Corp.	1,011	35,769
Hudson Technologies, Inc. (A)	1,248	1,073
IAA, Inc. (A)	3,164	122,700
Interface, Inc.	1,386	21,247
KAR Auction Services, Inc.	3,164	79,100
Kimball International, Inc., Class B	1,061	18,493
Knoll, Inc.	1,376	31,620
LSC Communications, Inc.	987	3,622
Matthews International Corp., Class A	749	26,103
McGrath RentCorp	546	33,934
Mobile Mini, Inc.	1,065	32,408
MSA Safety, Inc.	944	99,488
Multi-Color Corp.	575	28,733

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
NL Industries, Inc. (A)	1,371	$5,004
PICO Holdings, Inc. (A)	659	7,658
Pitney Bowes, Inc.	4,518	19,337
Quad/Graphics, Inc.	1,451	11,477
Republic Services, Inc.	6,958	602,841
Rollins, Inc.	7,708	276,486
RR Donnelley & Sons Company	1,999	3,938
SP Plus Corp. (A)	619	19,765
Steelcase, Inc., Class A	2,699	46,153
Stericycle, Inc. (A)	1,954	93,304
Swisher Hygiene, Inc. (A)(C)	450	421
Team, Inc. (A)	842	12,899
Tetra Tech, Inc.	1,397	109,734
The Brink's Company	1,273	103,342
UniFirst Corp.	468	88,251
US Ecology, Inc.	611	36,379
Viad Corp.	552	36,564
VSE Corp.	302	8,664
Waste Management, Inc.	9,923	1,144,817
		4,853,675
Construction and engineering – 0.2%
AECOM (A)	3,853	145,836
Aegion Corp. (A)	916	16,854
Ameresco, Inc., Class A (A)	1,258	18,530
Arcosa, Inc.	1,228	46,210
Argan, Inc.	415	16,832
Comfort Systems USA, Inc.	1,027	52,367
Dycom Industries, Inc. (A)	774	45,565
EMCOR Group, Inc.	1,421	125,190
Fluor Corp.	3,518	118,521
Granite Construction, Inc.	1,123	54,106
Great Lakes Dredge & Dock Corp. (A)	1,745	19,265
HC2 Holdings, Inc. (A)(B)	1,457	3,439
IES Holdings, Inc. (A)	602	11,348
Jacobs Engineering Group, Inc.	3,358	283,382
MasTec, Inc. (A)	1,935	99,711
MYR Group, Inc. (A)	461	17,218
Northwest Pipe Company (A)	368	9,487
Orion Group Holdings, Inc. (A)	1,081	2,897
Primoris Services Corp.	1,418	29,679
Quanta Services, Inc.	3,528	134,734
Sterling Construction Company, Inc. (A)	733	9,837
Tutor Perini Corp. (A)	1,370	19,002
Valmont Industries, Inc.	570	72,282
WillScot Corp. (A)	974	14,649
		1,366,941
Electrical equipment – 0.5%
Acuity Brands, Inc.	967	133,359
Allied Motion Technologies, Inc.	289	10,953
AMETEK, Inc.	5,492	498,893
Atkore International Group, Inc. (A)	1,040	26,905
AZZ, Inc.	725	33,365
Babcock & Wilcox Enterprises, Inc. (A)	1,702	584
Bloom Energy Corp., Class A (A)(B)	2,341	28,724
Eaton Corp. PLC	10,227	851,705
Emerson Electric Company	14,766	985,188
Encore Wire Corp.	587	34,386
Energous Corp. (A)	688	3,007
EnerSys	980	67,130
Enphase Energy, Inc. (A)	2,749	50,114
FuelCell Energy, Inc. (A)	303	53
GrafTech International, Ltd.	4,778	54,947
Hubbell, Inc.	1,310	170,824
LSI Industries, Inc.	199	726
nVent Electric PLC	4,202	104,168
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Plug Power, Inc. (A)(B)	6,157	$13,853
Powell Industries, Inc.	332	12,616
Preformed Line Products Company	145	8,050
Regal Beloit Corp.	1,021	83,426
Revolution Lighting Technologies, Inc. (A)	1,281	314
Rockwell Automation, Inc.	2,850	466,916
Sunrun, Inc. (A)	2,933	55,023
Thermon Group Holdings, Inc. (A)	912	23,393
TPI Composites, Inc. (A)	945	23,360
Vicor Corp. (A)	1,095	34,000
Vivint Solar, Inc. (A)	3,209	23,426
		3,799,408
Industrial conglomerates – 1.2%
3M Company	13,758	2,384,812
Carlisle Companies, Inc.	1,405	197,276
General Electric Company	206,219	2,165,300
Honeywell International, Inc.	17,475	3,050,960
Icahn Enterprises LP	4,276	309,625
Raven Industries, Inc.	807	28,955
Roper Technologies, Inc.	2,454	898,802
		9,035,730
Machinery – 1.8%
Actuant Corp., Class A	1,627	40,366
AGCO Corp.	1,696	131,559
Alamo Group, Inc.	316	31,578
Albany International Corp., Class A	769	63,758
Allison Transmission Holdings, Inc.	3,020	139,977
Altra Industrial Motion Corp.	651	23,358
Astec Industries, Inc.	516	16,801
Barnes Group, Inc.	1,235	69,580
Briggs & Stratton Corp.	1,186	12,145
Caterpillar, Inc.	13,975	1,904,653
Chart Industries, Inc. (A)	704	54,124
CIRCOR International, Inc. (A)	461	21,206
Colfax Corp. (A)	2,940	82,408
Columbus McKinnon Corp.	622	26,105
Commercial Vehicle Group, Inc. (A)	1,034	8,293
Crane Company	1,371	114,396
Cummins, Inc.	3,743	641,326
Deere & Company	7,591	1,257,905
Donaldson Company, Inc.	3,099	157,615
Douglas Dynamics, Inc.	623	24,789
Dover Corp.	3,501	350,800
Energy Recovery, Inc. (A)	1,545	16,099
EnPro Industries, Inc.	501	31,984
ESCO Technologies, Inc.	589	48,663
Evoqua Water Technologies Corp. (A)	2,964	42,207
Federal Signal Corp.	1,641	43,897
Flowserve Corp.	3,220	169,662
Fortive Corp.	7,902	644,171
Franklin Electric Company, Inc.	1,116	53,010
FreightCar America, Inc. (A)	410	2,407
Gardner Denver Holdings, Inc. (A)	4,877	168,744
Gates Industrial Corp. PLC (A)	4,606	52,554
Gencor Industries, Inc. (A)	428	5,564
Global Brass & Copper Holdings, Inc.	592	25,888
Graco, Inc.	3,968	199,114
Graham Corp.	354	7,154
Harsco Corp. (A)	1,884	51,697
Helios Technologies, Inc.	750	34,808
Hillenbrand, Inc.	1,562	61,808
Hurco Companies, Inc.	183	6,507
Hyster-Yale Materials Handling, Inc.	343	18,954
IDEX Corp.	1,796	309,163
Illinois Tool Works, Inc.	7,800	1,176,318

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
ITT, Inc.	2,118	$138,687
John Bean Technologies Corp.	796	96,419
Kadant, Inc.	299	27,152
Kennametal, Inc.	2,052	75,903
LB Foster Company, Class A (A)	298	8,147
Lincoln Electric Holdings, Inc.	1,545	127,184
Lindsay Corp.	285	23,430
Lydall, Inc. (A)	480	9,696
Manitex International, Inc. (A)	126	770
Meritor, Inc. (A)	2,137	51,822
Milacron Holdings Corp. (A)	1,513	20,879
Miller Industries, Inc.	317	9,748
Mueller Industries, Inc.	1,341	39,251
Mueller Water Products, Inc., Class A	3,700	36,334
Navistar International Corp. (A)	2,509	86,435
NN, Inc.	766	7,476
Nordson Corp.	1,356	191,616
Omega Flex, Inc.	281	21,584
Oshkosh Corp.	1,709	142,684
PACCAR, Inc.	8,064	577,866
Parker-Hannifin Corp.	3,117	529,921
Park-Ohio Holdings Corp.	359	11,700
Proto Labs, Inc. (A)	654	75,877
RBC Bearings, Inc. (A)	608	101,420
REV Group, Inc.	1,752	25,246
Rexnord Corp. (A)	2,553	77,152
Snap-on, Inc.	1,280	212,019
Spartan Motors, Inc.	989	10,839
SPX Corp. (A)	1,177	38,865
SPX FLOW, Inc. (A)	1,017	42,572
Standex International Corp.	280	20,479
Stanley Black & Decker, Inc.	3,548	513,076
Tennant Company	496	30,355
Terex Corp.	1,748	54,887
The Eastern Company	253	7,089
The ExOne Company (A)	79	736
The Gorman-Rupp Company	728	23,900
The Greenbrier Companies, Inc.	782	23,773
The Manitowoc Company, Inc. (A)	959	17,070
The Middleby Corp. (A)	1,333	180,888
The Timken Company	1,787	91,745
The Toro Company	2,460	164,574
Titan International, Inc.	1,677	8,201
TriMas Corp. (A)	1,278	39,580
Trinity Industries, Inc.	3,379	70,114
Twin Disc, Inc. (A)	354	5,345
Wabash National Corp.	1,600	26,032
WABCO Holdings, Inc. (A)	1,217	161,374
Wabtec Corp.	3,452	247,716
Watts Water Technologies, Inc., Class A	850	79,203
Welbilt, Inc. (A)	3,489	58,266
Woodward, Inc.	1,494	169,061
Xylem, Inc.	4,286	358,481
		13,513,754
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)	2,130	11,161
Kirby Corp. (A)	1,396	110,284
Matson, Inc.	993	38,578
		160,023
Professional services – 0.4%
Acacia Research Corp. (A)	1,963	5,810
ASGN, Inc. (A)	1,324	80,234
Barrett Business Services, Inc.	206	17,016
CBIZ, Inc. (A)	1,496	29,307
CoStar Group, Inc. (A)	875	484,803
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
CRA International, Inc.	233	$8,931
Equifax, Inc.	2,868	387,868
Exponent, Inc.	1,408	82,424
Forrester Research, Inc.	498	23,421
Franklin Covey Company (A)	395	13,430
FTI Consulting, Inc. (A)	895	75,037
Heidrick & Struggles International, Inc.	532	15,944
Hill International, Inc. (A)	1,520	4,104
Huron Consulting Group, Inc. (A)	619	31,185
ICF International, Inc.	515	37,492
InnerWorkings, Inc. (A)	1,547	5,910
Insperity, Inc.	1,009	123,239
Kelly Services, Inc., Class A	813	21,292
Kforce, Inc.	758	26,598
Korn Ferry	1,385	55,497
ManpowerGroup, Inc.	1,444	139,490
Mistras Group, Inc. (A)	810	11,640
Navigant Consulting, Inc.	1,284	29,776
Resources Connection, Inc.	841	13,464
Robert Half International, Inc.	2,878	164,075
TransUnion	4,440	326,384
TriNet Group, Inc. (A)	1,726	117,023
TrueBlue, Inc. (A)	1,160	25,590
Upwork, Inc. (A)	1,479	23,782
Verisk Analytics, Inc.	3,933	576,027
WageWorks, Inc. (A)	956	48,555
Willdan Group, Inc. (A)	264	9,834
		3,015,182
Road and rail – 1.0%
AMERCO	445	168,455
ArcBest Corp.	699	19,649
Avis Budget Group, Inc. (A)	2,083	73,238
Celadon Group, Inc. (A)	363	428
Covenant Transportation Group, Inc., Class A (A)	501	7,370
CSX Corp.	20,051	1,551,346
Daseke, Inc. (A)	1,206	4,342
Genesee & Wyoming, Inc., Class A (A)	1,434	143,400
Heartland Express, Inc.	1,920	34,694
Hertz Global Holdings, Inc. (A)(B)	1,984	31,665
J.B. Hunt Transport Services, Inc.	2,448	223,772
Kansas City Southern	2,373	289,079
Knight-Swift Transportation Holdings, Inc.	4,376	143,708
Landstar System, Inc.	927	100,107
Lyft, Inc., Class A (A)(B)	6,780	445,514
Marten Transport, Ltd.	1,479	26,844
Norfolk Southern Corp.	6,452	1,286,077
Old Dominion Freight Line, Inc.	1,916	285,982
P.A.M. Transportation Services, Inc. (A)	61	3,782
Roadrunner Transportation Systems, Inc. (A)	43	411
Ryder System, Inc.	1,209	70,485
Saia, Inc. (A)	681	44,040
Schneider National, Inc., Class B	4,282	78,104
Union Pacific Corp.	17,451	2,951,139
Universal Logistics Holdings, Inc.	800	17,976
USA Truck, Inc. (A)	295	2,982
Werner Enterprises, Inc.	1,755	54,545
YRC Worldwide, Inc. (A)	936	3,772
		8,062,906
Trading companies and distributors – 0.3%
Air Lease Corp.	2,464	101,862
Aircastle, Ltd.	1,836	39,033
Applied Industrial Technologies, Inc.	957	58,884
Beacon Roofing Supply, Inc. (A)	1,681	61,726

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
BMC Stock Holdings, Inc. (A)	1,851	$39,241
CAI International, Inc. (A)	518	12,857
DXP Enterprises, Inc. (A)	493	18,680
EVI Industries, Inc.	320	12,246
Fastenal Company	13,624	444,006
Fortress Transportation & Infrastructure Investors LLC	1,753	26,470
Foundation Building Materials, Inc. (A)	1,193	21,212
GATX Corp.	950	75,326
GMS, Inc. (A)	892	19,624
H&E Equipment Services, Inc.	981	28,537
HD Supply Holdings, Inc. (A)	4,343	174,936
Herc Holdings, Inc. (A)	783	35,885
Kaman Corp.	645	41,080
Lawson Products, Inc. (A)	299	10,982
MRC Global, Inc. (A)	2,156	36,911
MSC Industrial Direct Company, Inc., Class A	1,289	95,721
NOW, Inc. (A)	2,982	44,014
Rush Enterprises, Inc., Class A	931	34,000
SiteOne Landscape Supply, Inc. (A)(B)	976	67,637
Systemax, Inc.	1,010	22,382
Textainer Group Holdings, Ltd. (A)	1,558	15,705
Titan Machinery, Inc. (A)	613	12,616
United Rentals, Inc. (A)	1,923	255,047
Univar, Inc. (A)	4,141	91,268
Veritiv Corp. (A)	445	8,642
W.W. Grainger, Inc.	1,332	357,282
Watsco, Inc.	888	145,215
WESCO International, Inc. (A)	1,198	60,679
Willis Lease Finance Corp. (A)	275	16,038
		2,485,744
		74,362,072
Information technology – 20.6%
Communications equipment – 1.1%
Acacia Communications, Inc. (A)	1,074	50,650
ADTRAN, Inc.	1,330	20,283
Aerohive Networks, Inc. (A)	1,973	8,740
Applied Optoelectronics, Inc. (A)(B)	524	5,387
Arista Networks, Inc. (A)	1,800	467,316
CalAmp Corp. (A)	968	11,306
Calix, Inc. (A)	1,502	9,853
Casa Systems, Inc. (A)	2,022	13,001
Ciena Corp. (A)	3,518	144,695
Cisco Systems, Inc.	106,483	5,827,815
Clearfield, Inc. (A)	564	7,473
CommScope Holding Company, Inc. (A)	4,618	72,641
Comtech Telecommunications Corp.	652	18,328
Digi International, Inc. (A)	773	9,802
EchoStar Corp., Class A (A)	2,352	104,241
EMCORE Corp. (A)	934	3,073
Extreme Networks, Inc. (A)	3,021	19,546
F5 Networks, Inc. (A)	1,433	208,688
Finisar Corp. (A)(B)	2,667	60,994
Harmonic, Inc. (A)	2,423	13,448
Infinera Corp. (A)	3,517	10,234
InterDigital, Inc.	854	54,998
Juniper Networks, Inc.	8,144	216,875
KVH Industries, Inc. (A)	618	6,718
Lumentum Holdings, Inc. (A)	1,796	95,924
Motorola Solutions, Inc.	3,926	654,582
NETGEAR, Inc. (A)	756	19,119
NetScout Systems, Inc. (A)	2,200	55,858
Plantronics, Inc.	785	29,076
Powerwave Technologies, Inc. (A)(C)	912	0
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Ribbon Communications, Inc. (A)	2,652	$12,968
TESSCO Technologies, Inc.	79	1,411
Ubiquiti Networks, Inc.	1,727	227,101
UTStarcom Holdings Corp. (A)	215	662
ViaSat, Inc. (A)	1,499	121,149
Viavi Solutions, Inc. (A)	5,498	73,068
		8,657,023
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	7,117	682,805
Anixter International, Inc. (A)	820	48,962
Arlo Technologies, Inc. (A)	1,497	6,003
Arrow Electronics, Inc. (A)	1,650	117,596
Avnet, Inc.	2,637	119,377
AVX Corp.	4,223	70,102
Badger Meter, Inc.	801	47,812
Bel Fuse, Inc., Class B	346	5,941
Belden, Inc.	1,059	63,085
Benchmark Electronics, Inc.	1,098	27,582
CDW Corp.	3,575	396,825
Cognex Corp.	4,136	198,445
Coherent, Inc. (A)	604	82,367
Control4 Corp. (A)	670	15,913
Corning, Inc.	18,945	629,542
CTS Corp.	929	25,622
Daktronics, Inc.	1,241	7,657
Dolby Laboratories, Inc., Class A	2,532	163,567
ePlus, Inc. (A)	387	26,680
FARO Technologies, Inc. (A)	474	24,923
Fitbit, Inc., Class A (A)	6,454	28,398
FLIR Systems, Inc.	3,304	178,746
II-VI, Inc. (A)	1,569	57,363
Insight Enterprises, Inc. (A)	780	45,396
IPG Photonics Corp. (A)	1,273	196,360
Iteris, Inc. (A)	1,032	5,335
Itron, Inc. (A)	959	60,005
Jabil, Inc.	3,856	121,850
KEMET Corp.	1,301	24,472
Keysight Technologies, Inc. (A)	4,571	410,522
Kimball Electronics, Inc. (A)	758	12,310
Knowles Corp. (A)	2,456	44,969
Littelfuse, Inc.	585	103,492
Methode Electronics, Inc.	826	23,599
MicroVision, Inc. (A)	3,177	2,558
MTS Systems Corp.	479	28,036
Napco Security Technologies, Inc. (A)	753	22,349
National Instruments Corp.	3,219	135,166
nLight, Inc. (A)	352	6,758
Novanta, Inc. (A)	808	76,194
OSI Systems, Inc. (A)	513	57,779
PAR Technology Corp. (A)(B)	708	19,966
Park Electrochemical Corp.	597	9,964
PC Connection, Inc.	741	25,920
PCM, Inc. (A)	572	20,043
Plexus Corp. (A)	802	46,813
Rogers Corp. (A)	447	77,143
Sanmina Corp. (A)	1,562	47,297
ScanSource, Inc. (A)	708	23,052
SYNNEX Corp.	1,163	114,439
Tech Data Corp. (A)	848	88,701
Trimble, Inc. (A)	5,939	267,908
TTM Technologies, Inc. (A)	2,807	28,631
Vishay Intertechnology, Inc.	3,595	59,389
Vishay Precision Group, Inc. (A)	345	14,017
Zebra Technologies Corp., Class A (A)	1,294	271,080
		5,516,826

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services – 4.9%
Akamai Technologies, Inc. (A)	3,873	$310,382
Alliance Data Systems Corp.	1,300	182,169
Automatic Data Processing, Inc.	10,382	1,716,456
Black Knight, Inc. (A)	3,609	217,081
Booz Allen Hamilton Holding Corp.	3,431	227,167
Brightcove, Inc. (A)	1,084	11,198
Broadridge Financial Solutions, Inc.	2,797	357,121
CACI International, Inc., Class A (A)	570	116,616
Carbonite, Inc. (A)	761	19,816
Cardtronics PLC, Class A (A)	1,262	34,478
Cass Information Systems, Inc.	256	12,411
Cognizant Technology Solutions Corp., Class A	13,711	869,140
Conduent, Inc. (A)	5,274	50,578
CoreLogic, Inc. (A)	1,972	82,489
CSG Systems International, Inc.	935	45,656
DXC Technology Company	6,681	368,457
Endurance International Group Holdings, Inc. (A)	4,023	19,310
EPAM Systems, Inc. (A)	1,293	223,818
Euronet Worldwide, Inc. (A)	1,260	211,982
Evo Payments, Inc., Class A (A)	1,076	33,926
Exela Technologies, Inc. (A)	2,147	4,702
ExlService Holdings, Inc. (A)	928	61,369
Fidelity National Information Services, Inc.	7,792	955,923
First Data Corp., Class A (A)	22,398	606,314
Fiserv, Inc. (A)	9,442	860,733
FleetCor Technologies, Inc. (A)	2,586	726,278
Gartner, Inc. (A)	2,226	358,252
Genpact, Ltd.	4,793	182,565
Global Payments, Inc.	3,828	612,978
GoDaddy, Inc., Class A (A)	4,204	294,911
GreenSky, Inc., Class A (A)(B)	3,445	42,339
I3 Verticals, Inc., Class A (A)	260	7,657
IBM Corp.	21,500	2,964,850
Information Services Group, Inc. (A)	1,813	5,729
Internap Corp. (A)	588	1,770
Jack Henry & Associates, Inc.	1,841	246,547
KBR, Inc.	3,431	85,569
Leidos Holdings, Inc.	3,621	289,137
Limelight Networks, Inc. (A)	3,034	8,192
LiveRamp Holdings, Inc. (A)	1,698	82,319
ManTech International Corp., Class A	910	59,924
Mastercard, Inc., Class A	24,525	6,487,598
MAXIMUS, Inc.	1,544	112,002
MoneyGram International, Inc. (A)	1,519	3,752
MongoDB, Inc. (A)(B)	1,247	189,656
NIC, Inc.	1,830	29,353
Okta, Inc. (A)	2,405	297,042
Paychex, Inc.	8,487	698,395
PayPal Holdings, Inc. (A)	27,984	3,203,049
Perficient, Inc. (A)	981	33,668
Perspecta, Inc.	3,532	82,684
PFSweb, Inc. (A)	944	3,823
Presidio, Inc.	2,520	34,448
PRGX Global, Inc. (A)	93	625
Sabre Corp.	6,867	152,447
Science Applications International Corp.	1,557	134,774
ServiceSource International, Inc. (A)	2,601	2,471
Square, Inc., Class A (A)	9,764	708,183
StarTek, Inc. (A)	653	5,335
Steel Connect, Inc. (A)	369	672
Switch, Inc., Class A (B)	6,554	85,792
Sykes Enterprises, Inc. (A)	931	25,565
The Hackett Group, Inc.	800	13,432
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
The Western Union Company	10,704	$212,903
Total System Services, Inc.	4,404	564,901
TTEC Holdings, Inc.	1,257	58,564
Twilio, Inc., Class A (A)	2,835	386,552
Unisys Corp. (A)	1,411	13,715
USA Technologies, Inc. (A)(B)	1,403	10,424
VeriSign, Inc. (A)	2,545	532,312
Virtusa Corp. (A)	802	35,633
Visa, Inc., Class A	47,857	8,305,582
WEX, Inc. (A)	1,068	222,251
Worldpay, Inc., Class A (A)	6,557	803,560
		37,019,472
Semiconductors and semiconductor equipment – 3.3%
Adesto Technologies Corp. (A)	969	7,897
Advanced Energy Industries, Inc. (A)	980	55,145
Advanced Micro Devices, Inc. (A)	23,835	723,869
Alpha & Omega Semiconductor, Ltd. (A)	677	6,323
Ambarella, Inc. (A)	765	33,759
Amkor Technology, Inc. (A)	5,742	42,835
Amtech Systems, Inc. (A)	540	2,970
Analog Devices, Inc.	8,742	986,710
Applied Materials, Inc.	23,261	1,044,652
Aquantia Corp. (A)	774	10,085
Axcelis Technologies, Inc. (A)	854	12,853
AXT, Inc. (A)	1,039	4,114
Broadcom, Inc.	9,794	2,819,301
Brooks Automation, Inc.	1,899	73,586
Cabot Microelectronics Corp.	703	77,386
CEVA, Inc. (A)	604	14,707
Cirrus Logic, Inc. (A)	1,398	61,093
Cohu, Inc.	1,095	16,896
Cree, Inc. (A)	2,469	138,708
Cypress Semiconductor Corp.	8,625	191,820
Diodes, Inc. (A)	1,104	40,152
DSP Group, Inc. (A)	633	9,090
Entegris, Inc.	3,398	126,813
Everspin Technologies, Inc. (A)	685	4,466
First Solar, Inc. (A)	2,450	160,916
FormFactor, Inc. (A)	1,989	31,168
GSI Technology, Inc. (A)	84	720
Ichor Holdings, Ltd. (A)	679	16,052
Impinj, Inc. (A)	564	16,142
Inphi Corp. (A)	1,155	57,866
Intel Corp.	107,911	5,165,700
KLA-Tencor Corp.	3,594	424,811
Kopin Corp. (A)	2,098	2,287
Kulicke & Soffa Industries, Inc.	1,626	36,666
Lam Research Corp.	3,658	687,119
Lattice Semiconductor Corp. (A)	3,472	50,656
MACOM Technology Solutions Holdings, Inc. (A)	1,761	26,644
Marvell Technology Group, Ltd.	15,375	367,001
Maxim Integrated Products, Inc.	6,526	390,385
MaxLinear, Inc. (A)	1,814	42,520
Microchip Technology, Inc.	5,593	484,913
Micron Technology, Inc. (A)	26,744	1,032,051
MKS Instruments, Inc.	1,341	104,450
Monolithic Power Systems, Inc.	1,002	136,052
Nanometrics, Inc. (A)	721	25,026
NeoPhotonics Corp. (A)	1,632	6,822
NVE Corp.	135	9,400
NVIDIA Corp.	14,461	2,374,930
ON Semiconductor Corp. (A)	10,060	203,313
PDF Solutions, Inc. (A)	908	11,913
Photronics, Inc. (A)	1,903	15,605

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Pixelworks, Inc. (A)	1,308	$3,859
Power Integrations, Inc.	699	56,046
Qorvo, Inc. (A)	3,000	199,830
QUALCOMM, Inc.	28,758	2,187,621
Rambus, Inc. (A)	2,510	30,220
Rudolph Technologies, Inc. (A)	866	23,928
Semtech Corp. (A)	1,605	77,120
Sigma Designs, Inc. (A)	1,202	180
Silicon Laboratories, Inc. (A)	1,074	111,052
Skyworks Solutions, Inc.	4,160	321,443
SMART Global Holdings, Inc. (A)	559	12,851
SunPower Corp. (A)(B)	3,841	41,060
Synaptics, Inc. (A)	919	26,780
Teradyne, Inc.	4,302	206,109
Texas Instruments, Inc.	22,638	2,597,937
Transwitch Corp. (A)	1,436	6
Ultra Clean Holdings, Inc. (A)	903	12,570
Universal Display Corp.	1,118	210,251
Veeco Instruments, Inc. (A)	1,342	16,399
Versum Materials, Inc.	2,776	143,186
Xilinx, Inc.	5,953	701,978
Xperi Corp.	1,377	28,352
		25,395,136
Software – 7.2%
2U, Inc. (A)	1,317	49,572
8x8, Inc. (A)	2,084	50,224
A10 Networks, Inc. (A)	1,971	13,442
ACI Worldwide, Inc. (A)	2,906	99,792
Adobe, Inc. (A)	11,619	3,423,538
Agilysys, Inc. (A)	672	14,428
Alarm.com Holdings, Inc. (A)	1,271	67,999
Altair Engineering, Inc., Class A (A)	1,543	62,322
Alteryx, Inc., Class A (A)	1,607	175,356
Amber Road, Inc. (A)	917	11,976
American Software, Inc., Class A	832	10,941
Anaplan, Inc. (A)	2,191	110,580
ANSYS, Inc. (A)	2,007	411,074
Appfolio, Inc., Class A (A)	918	93,884
Appian Corp. (A)(B)	1,645	59,335
Aspen Technology, Inc. (A)	1,714	213,016
Asure Software, Inc. (A)	96	790
Autodesk, Inc. (A)	5,256	856,202
Avalara, Inc. (A)	1,025	74,005
Avaya Holdings Corp. (A)	765	9,111
Benefitfocus, Inc. (A)	869	23,593
Blackbaud, Inc.	1,239	103,457
Blackline, Inc. (A)	1,264	67,637
Bottomline Technologies DE, Inc. (A)	1,113	49,239
Box, Inc., Class A (A)	3,262	57,444
Cadence Design Systems, Inc. (A)	6,826	483,349
Carbon Black, Inc. (A)	946	15,817
CDK Global, Inc.	3,154	155,934
Ceridian HCM Holding, Inc. (A)	2,400	120,480
ChannelAdvisor Corp. (A)	737	6,456
Cision, Ltd. (A)	858	10,064
Citrix Systems, Inc.	3,269	320,820
Cloudera, Inc. (A)	5,998	31,549
CommVault Systems, Inc. (A)	1,132	56,170
Cornerstone OnDemand, Inc. (A)	1,383	80,117
Coupa Software, Inc. (A)	1,451	183,711
Digimarc Corp. (A)	311	13,805
DocuSign, Inc. (A)	2,973	147,788
Domo, Inc., Class B (A)	430	11,748
Dropbox, Inc., Class A (A)	8,802	220,490
Ebix, Inc.	768	38,569
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Envestnet, Inc. (A)	1,055	$72,130
Everbridge, Inc. (A)	772	69,032
Fair Isaac Corp. (A)	742	233,003
FireEye, Inc. (A)	4,436	65,697
Five9, Inc. (A)	1,506	77,243
ForeScout Technologies, Inc. (A)	953	32,269
Fortinet, Inc. (A)	4,136	317,769
Guidewire Software, Inc. (A)	1,849	187,452
HubSpot, Inc. (A)	927	158,072
Instructure, Inc. (A)	801	34,043
Intuit, Inc.	6,193	1,618,417
j2 Global, Inc.	1,219	108,357
LivePerson, Inc. (A)	1,615	45,285
LogMeIn, Inc.	1,311	96,594
Manhattan Associates, Inc. (A)	1,735	120,288
Microsoft Corp.	181,947	24,373,605
MicroStrategy, Inc., Class A (A)	260	37,261
Mitek Systems, Inc. (A)	911	9,055
MobileIron, Inc. (A)	2,654	16,455
Model N, Inc. (A)	815	15,893
Monotype Imaging Holdings, Inc.	1,161	19,551
New Relic, Inc. (A)	1,357	117,394
Nuance Communications, Inc. (A)	7,447	118,929
Nutanix, Inc., Class A (A)	3,931	101,970
OneSpan, Inc. (A)	1,137	16,111
Oracle Corp.	85,121	4,849,343
Palo Alto Networks, Inc. (A)	2,246	457,645
Paycom Software, Inc. (A)	1,457	330,331
Paylocity Holding Corp. (A)	1,265	118,682
Pegasystems, Inc.	1,955	139,216
Pivotal Software, Inc., Class A (A)	5,252	55,461
Pluralsight, Inc., Class A (A)	2,640	80,045
Progress Software Corp.	1,167	50,905
Proofpoint, Inc. (A)	1,128	135,642
PROS Holdings, Inc. (A)	881	55,732
PTC, Inc. (A)	2,849	255,726
Q2 Holdings, Inc. (A)	1,129	86,210
Qualys, Inc. (A)	930	80,984
Rapid7, Inc. (A)	1,214	70,218
RealNetworks, Inc. (A)	1,582	3,006
RealPage, Inc. (A)	2,087	122,820
Red Hat, Inc. (A)	4,214	791,221
RingCentral, Inc., Class A (A)	1,588	182,493
Riot Blockchain, Inc. (A)	273	857
SailPoint Technologies Holding, Inc. (A)	2,157	43,226
salesforce.com, Inc. (A)	18,221	2,764,672
SecureWorks Corp., Class A (A)	2,218	29,477
ServiceNow, Inc. (A)	4,328	1,188,339
ShotSpotter, Inc. (A)	46	2,033
Smartsheet, Inc., Class A (A)	1,951	94,428
SolarWinds Corp. (A)	5,660	103,804
Splunk, Inc. (A)	3,503	440,502
SPS Commerce, Inc. (A)	476	48,652
SS&C Technologies Holdings, Inc.	5,252	302,568
SVMK, Inc. (A)	2,239	36,966
Symantec Corp.	15,265	332,166
Synchronoss Technologies, Inc. (A)	1,289	10,196
Synopsys, Inc. (A)	3,622	466,115
Tableau Software, Inc., Class A (A)	2,045	339,511
Telaria, Inc. (A)	1,619	12,175
Telenav, Inc. (A)	1,283	10,264
Tenable Holdings, Inc. (A)	1,521	43,409
Teradata Corp. (A)	2,796	100,237
The Trade Desk, Inc., Class A (A)	1,057	240,763
THQ, Inc. (A)(C)	234	0

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
TiVo Corp.	2,831	$20,864
Tyler Technologies, Inc. (A)	941	203,275
Upland Software, Inc. (A)	562	25,588
Varonis Systems, Inc. (A)	754	46,703
Verint Systems, Inc. (A)	1,548	83,251
Veritone, Inc. (A)	414	3,461
VirnetX Holding Corp. (A)	1,593	9,893
VMware, Inc., Class A	9,714	1,624,278
Workday, Inc., Class A (A)	5,200	1,069,016
Workiva, Inc. (A)	1,159	67,326
Yext, Inc. (A)	2,503	50,285
Zendesk, Inc. (A)	2,543	226,403
Zix Corp. (A)	1,522	13,835
Zoom Video Communications, Inc., Class A (A)(B)	6,080	539,843
Zscaler, Inc. (A)	2,045	156,729
Zuora, Inc., Class A (A)	1,627	24,926
		54,709,415
Technology hardware, storage and peripherals – 3.4%
3D Systems Corp. (A)	3,112	28,319
Apple, Inc.	112,366	22,239,479
Avid Technology, Inc. (A)	369	3,365
Cray, Inc. (A)	1,129	39,312
Dell Technologies, Inc., Class C (A)	18,468	938,174
Diebold Nixdorf, Inc. (A)	2,085	19,099
Eastman Kodak Company (A)(B)	1,268	3,043
Electronics For Imaging, Inc. (A)	1,039	38,349
Hewlett Packard Enterprise Company	35,200	526,240
HP, Inc.	37,471	779,022
Immersion Corp. (A)	912	6,940
Intevac, Inc. (A)	912	4,414
NCR Corp. (A)	2,831	88,044
NetApp, Inc.	5,995	369,892
Pure Storage, Inc., Class A (A)	5,303	80,977
Quantum Corp. (A)	1,321	3,501
Super Micro Computer, Inc. (A)	1,340	25,929
Western Digital Corp.	6,859	326,145
Xerox Corp.	5,570	197,234
		25,717,478
		157,015,350
Materials – 2.5%
Chemicals – 1.5%
A. Schulman, Inc. (A)(C)	827	358
Advanced Emissions Solutions, Inc.	679	8,583
AdvanSix, Inc. (A)	822	20,081
Air Products & Chemicals, Inc.	5,048	1,142,716
Albemarle Corp.	2,545	179,193
American Vanguard Corp.	823	12,682
Amyris, Inc. (A)(B)	1,494	5,319
Ashland Global Holdings, Inc.	1,489	119,075
Axalta Coating Systems, Ltd. (A)	5,674	168,915
Balchem Corp.	789	78,876
Cabot Corp.	1,452	69,275
Celanese Corp.	3,149	339,462
CF Industries Holdings, Inc.	5,494	256,625
Chase Corp.	194	20,882
Core Molding Technologies, Inc. (A)	342	2,555
Corteva, Inc. (A)	18,118	535,749
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	18,118	893,399
DuPont de Nemours, Inc. (A)	18,118	1,360,118
Eastman Chemical Company	3,278	255,127
Ecolab, Inc.	6,668	1,316,530
Ferro Corp. (A)	2,289	36,166
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Flotek Industries, Inc. (A)	1,632	$5,402
FMC Corp.	3,217	266,850
FutureFuel Corp.	1,208	14,122
GCP Applied Technologies, Inc. (A)	1,735	39,280
Hawkins, Inc.	308	13,370
HB Fuller Company	1,233	57,211
Huntsman Corp.	5,719	116,896
Ingevity Corp. (A)	1,041	109,482
Innophos Holdings, Inc.	539	15,690
Innospec, Inc.	558	50,912
International Flavors & Fragrances, Inc.	1,945	282,200
Intrepid Potash, Inc. (A)	3,517	11,817
Koppers Holdings, Inc. (A)	574	16,853
Kraton Corp. (A)	856	26,596
Kronos Worldwide, Inc.	2,872	43,999
Livent Corp. (A)	5,081	35,161
LSB Industries, Inc. (A)	1,028	4,009
Minerals Technologies, Inc.	854	45,698
NewMarket Corp.	255	102,240
Olin Corp.	4,080	89,393
OMNOVA Solutions, Inc. (A)	1,269	7,906
PolyOne Corp.	2,059	64,632
PPG Industries, Inc.	5,629	656,961
PQ Group Holdings, Inc. (A)	3,575	56,664
Quaker Chemical Corp.	313	63,501
Rayonier Advanced Materials, Inc.	1,194	7,749
RPM International, Inc.	3,201	195,613
Sensient Technologies Corp.	1,100	80,828
Stepan Company	518	47,609
The Chemours Company	4,236	101,664
The Mosaic Company	8,927	223,443
The Scotts Miracle-Gro Company	1,314	129,429
The Sherwin-Williams Company	2,221	1,017,862
Trecora Resources (A)	757	7,244
Tredegar Corp.	935	15,540
Trinseo SA	1,082	45,812
Valhi, Inc.	8,461	25,129
Valvoline, Inc.	4,900	95,697
W.R. Grace & Company	1,558	118,579
Westlake Chemical Corp.	3,087	214,423
Westlake Chemical Partners LP	882	21,688
		11,367,035
Construction materials – 0.1%
Eagle Materials, Inc.	1,140	105,678
Forterra, Inc. (A)	1,860	9,244
Martin Marietta Materials, Inc.	1,504	346,085
Summit Materials, Inc., Class A (A)	2,729	52,533
U.S. Concrete, Inc. (A)	434	21,565
United States Lime & Minerals, Inc.	156	12,480
Vulcan Materials Company	3,158	433,625
		981,210
Containers and packaging – 0.4%
Amcor PLC (A)	10,205	117,255
AptarGroup, Inc.	1,474	183,277
Avery Dennison Corp.	2,042	236,219
Ball Corp.	8,063	564,329
Berry Global Group, Inc. (A)	3,143	165,290
Crown Holdings, Inc. (A)	3,089	188,738
Graphic Packaging Holding Company	7,924	110,778
Greif, Inc., Class A	1,170	38,084
International Paper Company	9,521	412,450
Myers Industries, Inc.	844	16,264
Owens-Illinois, Inc.	3,728	64,383
Packaging Corp. of America	2,229	212,468
Sealed Air Corp.	3,749	160,382

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Silgan Holdings, Inc.	2,764	$84,578
Sonoco Products Company	2,282	149,106
UFP Technologies, Inc. (A)	258	10,735
Westrock Company	6,019	219,513
		2,933,849
Metals and mining – 0.5%
AK Steel Holding Corp. (A)(B)	8,642	20,482
Alcoa Corp. (A)	4,551	106,539
Allegheny Technologies, Inc. (A)	3,204	80,741
Ampco-Pittsburgh Corp. (A)	449	1,809
Carpenter Technology Corp.	1,110	53,258
Century Aluminum Company (A)	2,372	16,391
Cleveland-Cliffs, Inc. (B)	6,947	74,124
Coeur Mining, Inc. (A)	5,000	21,700
Commercial Metals Company	2,807	50,105
Compass Minerals International, Inc.	807	44,345
Freeport-McMoRan, Inc.	34,525	400,835
Haynes International, Inc.	347	11,038
Hecla Mining Company	9,094	16,369
Kaiser Aluminum Corp.	390	38,068
Materion Corp.	542	36,753
Newmont Goldcorp Corp.	12,743	490,223
Nucor Corp.	7,350	404,985
Olympic Steel, Inc.	377	5,146
Pan American Silver Corp.	1,395	18,009
Ramaco Resources, Inc. (A)	1,284	6,831
Reliance Steel & Aluminum Company	1,611	152,433
Royal Gold, Inc.	1,614	165,419
Ryerson Holding Corp. (A)	1,026	8,547
Schnitzer Steel Industries, Inc., Class A	739	19,340
Southern Copper Corp.	18,295	710,761
Steel Dynamics, Inc.	5,426	163,865
SunCoke Energy, Inc. (A)	3,706	32,909
TimkenSteel Corp. (A)	1,209	9,829
United States Steel Corp.	4,267	65,328
Universal Stainless & Alloy Products, Inc. (A)	44	704
Warrior Met Coal, Inc.	1,459	38,109
Worthington Industries, Inc.	1,542	62,081
		3,327,076
Paper and forest products – 0.0%
Boise Cascade Company	875	24,596
Clearwater Paper Corp. (A)	458	8,468
Louisiana-Pacific Corp.	3,357	88,021
Neenah, Inc.	462	31,208
PH Glatfelter Company	1,214	20,492
Schweitzer-Mauduit International, Inc.	846	28,070
Verso Corp., Class A (A)	923	17,583
		218,438
		18,827,608
Real estate – 3.7%
Equity real estate investment trusts – 3.6%
Acadia Realty Trust	1,987	54,384
Agree Realty Corp.	771	49,383
Alexander & Baldwin, Inc. (A)	1,921	44,375
Alexander's, Inc.	128	47,398
Alexandria Real Estate Equities, Inc.	2,535	357,663
American Assets Trust, Inc.	1,312	61,821
American Campus Communities, Inc.	3,361	155,144
American Homes 4 Rent, Class A	7,262	176,539
American Tower Corp.	10,514	2,149,587
Americold Realty Trust	435	14,103
Apartment Investment & Management Company, A Shares	3,788	189,855
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Apple Hospitality REIT, Inc.	5,697	$90,354
Armada Hoffler Properties, Inc.	1,229	20,340
Ashford Hospitality Trust, Inc.	2,875	8,539
AvalonBay Communities, Inc.	3,175	645,097
Bluerock Residential Growth REIT, Inc.	692	8,131
Boston Properties, Inc.	3,609	465,561
Braemar Hotels & Resorts, Inc.	978	9,682
Brandywine Realty Trust	4,317	61,819
Brixmor Property Group, Inc.	7,444	133,099
BRT Apartments Corp.	103	1,455
Camden Property Trust	2,274	237,383
CareTrust REIT, Inc.	2,093	49,772
CatchMark Timber Trust, Inc., Class A	1,240	12,958
CBL & Associates Properties, Inc.	4,721	4,910
Cedar Realty Trust, Inc.	2,623	6,951
Chatham Lodging Trust	1,057	19,946
Chesapeake Lodging Trust	1,636	46,495
CIM Commercial Trust Corp.	1,011	20,847
Clipper Realty, Inc.	674	7,535
Colony Capital, Inc.	13,622	68,110
Columbia Property Trust, Inc.	3,009	62,407
Community Healthcare Trust, Inc.	472	18,602
CoreCivic, Inc.	2,856	59,291
CorEnergy Infrastructure Trust, Inc.	318	12,612
CoreSite Realty Corp.	848	97,664
Corporate Office Properties Trust	2,431	64,105
Cousins Properties, Inc.	3,661	132,418
Crown Castle International Corp.	9,901	1,290,595
CubeSmart	4,630	154,827
CyrusOne, Inc.	2,369	136,739
DiamondRock Hospitality Company	5,391	55,743
Digital Realty Trust, Inc.	4,967	585,063
Douglas Emmett, Inc.	4,246	169,161
Duke Realty Corp.	8,838	279,369
Easterly Government Properties, Inc.	1,051	19,034
EastGroup Properties, Inc.	845	98,003
Empire State Realty Trust, Inc., Class A	4,008	59,358
EPR Properties	1,892	141,124
Equinix, Inc.	1,933	974,793
Equity Commonwealth	2,866	93,202
Equity LifeStyle Properties, Inc.	2,189	265,613
Equity Residential	8,657	657,239
Essex Property Trust, Inc.	1,576	460,082
Extra Space Storage, Inc.	3,065	325,197
Farmland Partners, Inc.	930	6,557
Federal Realty Investment Trust	1,787	230,094
First Industrial Realty Trust, Inc.	3,029	111,285
Four Corners Property Trust, Inc.	1,372	37,497
Franklin Street Properties Corp.	2,261	16,686
Front Yard Residential Corp.	1,524	18,623
Gaming and Leisure Properties, Inc.	5,410	210,882
Getty Realty Corp.	1,063	32,698
Gladstone Commercial Corp.	793	16,827
Gladstone Land Corp.	554	6,388
Global Medical REIT, Inc.	854	8,967
Global Net Lease, Inc.	1,726	33,864
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,459	41,115
HCP, Inc.	11,238	359,391
Healthcare Realty Trust, Inc.	3,141	98,376
Healthcare Trust of America, Inc., Class A	5,200	142,636
Hersha Hospitality Trust	1,116	18,459
Highwoods Properties, Inc.	2,513	103,787
Hospitality Properties Trust	4,001	100,025
Host Hotels & Resorts, Inc.	17,792	324,170

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Hudson Pacific Properties, Inc.	4,020	$133,745
Independence Realty Trust, Inc.	2,197	25,419
Industrial Logistics Properties Trust	1,112	23,152
Investors Real Estate Trust	349	20,476
Invitation Homes, Inc.	12,886	344,443
Iron Mountain, Inc.	6,796	212,715
iStar, Inc.	1,236	15,351
JBG SMITH Properties	2,987	117,509
Jernigan Capital, Inc.	373	7,647
Kilroy Realty Corp.	2,467	182,089
Kimco Realty Corp.	10,721	198,124
Kite Realty Group Trust	2,345	35,480
Lamar Advertising Company, Class A	2,477	199,919
Lexington Realty Trust	5,762	54,220
Liberty Property Trust	3,654	182,846
Life Storage, Inc.	1,172	111,434
LTC Properties, Inc.	1,078	49,221
Mack-Cali Realty Corp.	2,128	49,561
Medical Properties Trust, Inc.	9,369	163,395
MGM Growth Properties LLC, Class A	1,791	54,894
Mid-America Apartment Communities, Inc.	2,759	324,900
Monmouth Real Estate Investment Corp.	2,045	27,710
National Health Investors, Inc.	1,008	78,654
National Retail Properties, Inc.	3,888	206,103
National Storage Affiliates Trust	1,224	35,423
New Senior Investment Group, Inc.	2,354	15,819
New York REIT Liquidating LLC (A)(C)	457	8,305
NexPoint Residential Trust, Inc.	612	25,337
NorthStar Realty Europe Corp.	1,568	25,762
Office Properties Income Trust	1,248	32,785
Omega Healthcare Investors, Inc.	5,264	193,452
One Liberty Properties, Inc.	540	15,638
Outfront Media, Inc.	3,460	89,233
Paramount Group, Inc.	6,103	85,503
Park Hotels & Resorts, Inc.	5,302	146,123
Pebblebrook Hotel Trust	3,537	99,673
Pennsylvania Real Estate Investment Trust	1,986	12,909
Physicians Realty Trust	4,378	76,352
Piedmont Office Realty Trust, Inc., Class A	3,620	72,147
PotlatchDeltic Corp.	1,692	65,954
Preferred Apartment Communities, Inc., Class A	891	13,320
Prologis, Inc.	15,020	1,203,102
PS Business Parks, Inc.	674	113,589
Public Storage	4,096	975,544
QTS Realty Trust, Inc., Class A	1,322	61,050
Rayonier, Inc.	3,293	99,778
Realty Income Corp.	7,016	483,894
Regency Centers Corp.	4,287	286,114
Retail Opportunity Investments Corp.	2,606	44,641
Retail Properties of America, Inc., Class A	5,774	67,902
Retail Value, Inc.	474	16,495
Rexford Industrial Realty, Inc.	1,943	78,439
RLJ Lodging Trust	4,400	78,056
RPT Realty	2,198	26,618
Ryman Hospitality Properties, Inc.	1,293	104,849
Sabra Health Care REIT, Inc.	4,490	88,408
Safehold, Inc.	490	14,798
Saul Centers, Inc.	635	35,643
SBA Communications Corp. (A)	2,733	614,488
Senior Housing Properties Trust	6,130	50,695
Seritage Growth Properties, Class A	961	41,285
Simon Property Group, Inc.	7,350	1,174,236
SITE Centers Corp.	4,620	61,169
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
SL Green Realty Corp.	2,084	$167,491
Spirit MTA REIT	1,158	9,658
Spirit Realty Capital, Inc.	2,317	98,843
STAG Industrial, Inc.	2,541	76,840
STORE Capital Corp.	4,881	162,000
Summit Hotel Properties, Inc.	2,834	32,506
Sun Communities, Inc.	2,000	256,380
Sunstone Hotel Investors, Inc.	5,628	77,160
Tanger Factory Outlet Centers, Inc.	2,303	37,332
Taubman Centers, Inc.	1,568	64,021
Terreno Realty Corp.	1,416	69,441
The Macerich Company	3,496	117,081
UDR, Inc.	6,502	291,875
UMH Properties, Inc.	958	11,889
Uniti Group, Inc.	4,409	41,886
Universal Health Realty Income Trust	377	32,019
Urban Edge Properties	2,827	48,992
Urstadt Biddle Properties, Inc., Class A	1,239	26,019
Ventas, Inc.	8,496	580,702
VEREIT, Inc.	24,670	222,277
VICI Properties, Inc.	4,828	106,409
Vornado Realty Trust	4,533	290,565
Washington Prime Group, Inc.	5,126	19,581
Washington Real Estate Investment Trust	2,124	56,775
Weingarten Realty Investors	3,295	90,349
Welltower, Inc.	8,969	731,243
Weyerhaeuser Company	18,040	475,174
Whitestone REIT	991	12,576
Winthrop Realty Trust (A)(C)	1,052	304
WP Carey, Inc.	2,710	219,998
Xenia Hotels & Resorts, Inc.	2,922	60,924
		27,391,649
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	8,134	417,274
Consolidated-Tomoka Land Company	170	10,149
Five Point Holdings LLC, Class A (A)	3,940	29,629
Forestar Group, Inc. (A)	1,153	22,541
FRP Holdings, Inc. (A)	280	15,616
HFF, Inc., Class A	1,055	47,981
Jones Lang LaSalle, Inc.	1,086	152,789
Kennedy-Wilson Holdings, Inc.	4,047	83,247
Landmark Infrastructure Partners LP	598	10,076
Marcus & Millichap, Inc. (A)	1,054	32,516
Maui Land & Pineapple Company, Inc. (A)	514	5,289
Newmark Group, Inc., Class A	4,365	39,198
Rafael Holdings, Inc., Class B (A)	333	9,574
RE/MAX Holdings, Inc., Class A	477	14,673
Redfin Corp. (A)	2,050	36,859
Tejon Ranch Company (A)	613	10,170
The Howard Hughes Corp. (A)	1,074	133,004
The RMR Group, Inc., Class A	720	33,826
The St. Joe Company (A)	1,562	26,991
		1,131,402
		28,523,051
Utilities – 3.0%
Electric utilities – 1.7%
ALLETE, Inc.	1,285	106,925
Alliant Energy Corp.	5,696	279,560
American Electric Power Company, Inc.	11,685	1,028,397
Avangrid, Inc.	7,447	376,074
Duke Energy Corp.	16,630	1,467,431
Edison International	7,749	522,360
El Paso Electric Company	968	63,307
Entergy Corp.	4,427	455,671

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Evergy, Inc.	6,458	$388,449
Eversource Energy	7,524	570,018
Exelon Corp.	23,072	1,106,072
FirstEnergy Corp.	11,386	487,435
Genie Energy, Ltd., B Shares	1,221	13,004
Hawaiian Electric Industries, Inc.	2,774	120,808
IDACORP, Inc.	1,215	122,022
MGE Energy, Inc.	844	61,680
NextEra Energy, Inc.	11,219	2,298,324
OGE Energy Corp.	4,993	212,502
Otter Tail Corp.	958	50,592
PG&E Corp. (A)	12,417	284,598
Pinnacle West Capital Corp.	2,683	252,443
PNM Resources, Inc.	1,950	99,275
Portland General Electric Company	2,282	123,616
PPL Corp.	17,111	530,612
Spark Energy, Inc., Class A	934	10,451
The Southern Company	24,715	1,366,245
Xcel Energy, Inc.	12,058	717,330
		13,115,201
Gas utilities – 0.2%
AmeriGas Partners LP	2,238	77,972
Atmos Energy Corp.	2,305	243,316
Chesapeake Utilities Corp.	443	42,094
Ferrellgas Partners LP	2,897	2,781
National Fuel Gas Company	2,083	109,878
New Jersey Resources Corp.	2,183	108,648
Northwest Natural Holding Company	771	53,585
ONE Gas, Inc.	1,282	115,765
RGC Resources, Inc.	260	7,935
South Jersey Industries, Inc.	1,918	64,694
Southwest Gas Holdings, Inc.	1,196	107,186
Spire, Inc.	1,183	99,277
Star Group LP	997	9,960
Suburban Propane Partners LP	1,457	35,391
UGI Corp.	4,228	225,817
		1,304,299
Independent power and renewable electricity producers – 0.1%
AES Corp.	16,348	273,992
Atlantic Power Corp. (A)	3,721	9,005
NextEra Energy Partners LP	1,308	63,111
NRG Energy, Inc.	7,075	248,474
Ormat Technologies, Inc.	1,272	80,632
TerraForm Power, Inc., Class A	3,859	55,184
Vistra Energy Corp.	12,100	273,944
		1,004,342
Multi-utilities – 0.9%
Ameren Corp.	5,948	446,754
Avista Corp.	1,598	71,271
Black Hills Corp.	1,338	104,591
CenterPoint Energy, Inc.	10,638	304,566
CMS Energy Corp.	6,885	398,710
Consolidated Edison, Inc.	6,455	565,974
Dominion Energy, Inc.	18,538	1,433,358
DTE Energy Company	4,343	555,383
MDU Resources Group, Inc.	4,826	124,511
NiSource, Inc.	8,259	237,859
NorthWestern Corp.	1,169	84,343
Public Service Enterprise Group, Inc.	12,114	712,545
Sempra Energy	6,305	866,559
Unitil Corp.	380	22,758
WEC Energy Group, Inc.	7,651	637,864
		6,567,046
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities – 0.1%
American States Water Company	858	$64,556
American Water Works Company, Inc.	3,953	458,548
Aqua America, Inc.	4,212	174,250
AquaVenture Holdings, Ltd. (A)	770	15,377
Artesian Resources Corp., Class A	244	9,069
Cadiz, Inc. (A)	630	7,088
California Water Service Group	1,119	56,655
Connecticut Water Service, Inc.	314	21,892
Global Water Resources, Inc.	799	8,342
Middlesex Water Company	449	26,603
Pure Cycle Corp. (A)	995	10,547
SJW Group	551	33,484
The York Water Company	354	12,645
		899,056
		22,889,944
TOTAL COMMON STOCKS (Cost $380,226,949)		$750,320,804
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	198	4,920
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	630	13,236
TOTAL PREFERRED SECURITIES (Cost $14,563)		$18,156
RIGHTS – 0.0%
Babcock & Wilcox Enterprises, Inc. (Expiration Date: 7-18-19) (A)(D)	1,702	72
Hertz Global Holdings, Inc. (Expiration Date: 7-12-19; Strike Price: $12.95) (A)(B)	1,984	3,869
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(C)(D)	7,232	1,864
TOTAL RIGHTS (Cost $12,419)		$5,805
WARRANTS – 0.0%
Amplify Energy Corp. (Expiration Date: 5-4-22; Strike Price: $42.60) (A)	57	1
Basic Energy Services, Inc. (Expiration Date: 12-22-23; Strike Price: $55.25) (A)	55	0
Bonanza Creek Energy, Inc. (Expiration Date: 4-28-20; Strike Price: $71.23) (A)	46	1
C&J Energy Services, Inc. (Expiration Date: 1-6-24; Strike Price: $27.95) (A)	29	7
Eagle Bulk Shipping, Inc. (Expiration Date: 10-15-21; Strike Price: $27.82) (A)	101	1
Genco Shipping & Trading, Ltd. (Expiration Date: 7-9-21; Strike Price: $20.99) (A)	92	9
Hycroft Mining Corp. (Expiration Date: 10-12-22) (A)(D)	196	24
SilverBow Resources, Inc. (Expiration Date: 4-22-20; Strike Price: $86.18) (A)	50	2
Talos Energy, Inc. (Expiration Date: 2-28-21; Strike Price: $42.04) (A)	80	140
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	201
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	192
Vanguard Natural Resources, Inc. (Expiration Date: 2-21-21) (A)(D)	3	2
TOTAL WARRANTS (Cost $60,737)		$580

The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL – 0.8%
John Hancock Collateral Trust, 2.4614% (E)(F)	630,056	$6,305,224
TOTAL SECURITIES LENDING COLLATERAL (Cost $6,305,140)		$6,305,224
SHORT-TERM INVESTMENTS – 1.7%
U.S. Government Agency – 1.2%
Federal Home Loan Bank Discount Note 2.405%, 07/22/2019 *	$9,000,000	8,988,450
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $3,891,422 on 7-1-19, collateralized by $3,935,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $3,969,191, including interest)	3,891,000	3,891,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,878,374)		$12,879,450
Total Investments (Total Stock Market Index Trust) (Cost $399,498,182) – 100.7%		$769,530,019
Other assets and liabilities, net – (0.7%)		(5,123,022)
TOTAL NET ASSETS – 100.0%		$764,406,997
Total Stock Market Index Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	26	Long	Sep 2019	$2,001,195	$2,037,230	$36,035
S&P 500 Index Futures	13	Long	Sep 2019	9,420,054	9,568,650	148,596
S&P Mid 400 Index E-Mini Futures	16	Long	Sep 2019	3,065,824	3,120,000	54,176
						$238,807

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Utilities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 90.5%
Communication services – 17.1%
Diversified telecommunication services – 4.1%
Cellnex Telecom SA (A)(B)	77,428	$2,864,330
Hellenic Telecommunications Organization SA	165,777	2,449,309
Koninklijke KPN NV	512,893	1,574,990
Telesites SAB de CV (B)(C)	958,000	591,957
TELUS Corp.	102,691	3,796,168
		11,276,754
Media – 6.2%
Altice USA, Inc., Class A (B)	235,733	5,740,099
Charter Communications, Inc., Class A (B)	7,974	3,151,165
Comcast Corp., Class A	135,304	5,720,653
NOS SGPS SA	417,209	2,742,843
		17,354,760
Wireless telecommunication services – 6.8%
Advanced Info Service PCL, Foreign Quota Shares	395,500	2,814,226
KDDI Corp.	92,300	2,348,728
Millicom International Cellular SA	60,249	3,391,504
Utilities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Millicom International Cellular SA (C)	5,232	$292,285
Mobile TeleSystems PJSC, ADR	175,136	1,630,516
Rogers Communications, Inc., Class B (C)	31,798	1,702,142
Tele2 AB, B Shares	266,464	3,891,758
Vodafone Group PLC	875,382	1,434,805
XL Axiata Tbk PT (B)	5,955,650	1,256,003
		18,761,967
		47,393,481
Energy – 12.8%
Oil, gas and consumable fuels – 12.8%
Cheniere Energy, Inc. (B)	71,148	4,870,081
Enable Midstream Partners LP	55,735	764,127
Enbridge, Inc.	128,104	4,627,024
Enterprise Products Partners LP	220,099	6,354,258
EQM Midstream Partners LP (C)	78,342	3,500,321
Equitrans Midstream Corp.	82,602	1,628,085
Plains All American Pipeline LP	22,835	556,032
Plains GP Holdings LP, Class A (B)	65,243	1,629,118
TC Energy Corp.	127,560	6,323,695

The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	140,404	$3,936,928
Western Midstream Partners LP	40,896	1,258,370
		35,448,039
Real estate – 1.6%
Equity real estate investment trusts – 1.6%
American Tower Corp.	22,218	4,542,470
Utilities – 59.0%
Electric utilities – 31.5%
American Electric Power Company, Inc.	76,820	6,760,928
Avangrid, Inc.	10,422	526,311
Duke Energy Corp.	35,697	3,149,903
Edison International	53,001	3,572,797
EDP - Energias de Portugal SA	726,795	2,762,140
Emera, Inc.	69,070	2,822,294
Enel SpA	1,037,978	7,240,673
Entergy Corp.	77,790	8,006,925
Equatorial Energia SA	67,100	1,604,130
Evergy, Inc.	86,784	5,220,058
Exelon Corp.	265,447	12,725,529
FirstEnergy Corp.	247,387	10,590,637
Iberdrola SA	664,237	6,613,261
Neoenergia SA	190,400	892,512
NextEra Energy, Inc.	51,599	10,570,571
SSE PLC	319,858	4,559,043
		87,617,712
Gas utilities – 3.0%
AltaGas, Ltd. (C)	252,545	3,820,333
APA Group	145,933	1,106,655
China Resources Gas Group, Ltd.	684,000	3,396,526
		8,323,514
Independent power and renewable electricity producers – 12.3%
AES Corp.	216,854	3,634,473
Clearway Energy, Inc., Class A	65,666	1,062,476
EDP Renovaveis SA	1,418,443	14,550,064
NextEra Energy Partners LP (C)	64,129	3,094,224
NRG Energy, Inc.	140,142	4,921,787
NTPC, Ltd.	681,403	1,392,395
Vistra Energy Corp.	247,191	5,596,404
		34,251,823
Multi-utilities – 12.2%
CenterPoint Energy, Inc.	217,948	6,239,851
Dominion Energy, Inc.	45,136	3,489,916
National Grid PLC	266,369	2,832,797
NiSource, Inc.	97,192	2,799,130
Public Service Enterprise Group, Inc.	143,691	8,451,905
RWE AG	138,240	3,411,152
Sempra Energy	49,439	6,794,896
		34,019,647
		164,212,696
TOTAL COMMON STOCKS (Cost $210,714,970)		$251,596,686
Utilities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 6.3%
Utilities – 6.3%
Electric utilities – 1.5%
American Electric Power Company, Inc., 6.125%	4,650	$248,822
NextEra Energy, Inc., 6.123%	62,296	4,044,879
		4,293,701
Gas utilities – 0.5%
South Jersey Industries, Inc., 7.250%	25,020	1,332,315
Independent power and renewable electricity producers – 0.7%
Vistra Energy Corp., 7.000%	20,156	1,865,841
Multi-utilities – 3.6%
CenterPoint Energy, Inc., 7.000%	40,541	2,035,969
Dominion Energy, Inc., 6.750%	58,360	2,934,924
Dominion Energy, Inc., 7.250%	19,576	2,027,291
Sempra Energy, 6.000%	13,847	1,543,802
Sempra Energy, 6.750%	13,883	1,541,291
		10,083,277
		17,575,134
TOTAL PREFERRED SECURITIES (Cost $16,089,959)		$17,575,134
SECURITIES LENDING COLLATERAL – 2.3%
John Hancock Collateral Trust, 2.4614% (D)(E)	644,097	6,445,741
TOTAL SECURITIES LENDING COLLATERAL (Cost $6,445,770)		$6,445,741
SHORT-TERM INVESTMENTS – 3.2%
Money market funds – 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.1654% (D)	8,929,652	8,929,652
TOTAL SHORT-TERM INVESTMENTS (Cost $8,929,652)		$8,929,652
Total Investments (Utilities Trust) (Cost $242,180,351) – 102.3%		$284,547,213
Other assets and liabilities, net – (2.3%)		(6,303,568)
TOTAL NET ASSETS – 100.0%		$278,243,645
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-19.
(D)	The rate shown is the annualized seven-day yield as of 6-30-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	64,884	USD	48,212	BNP	7/12/2019	$1,347	—
CAD	403,930	USD	300,816	CITI	7/12/2019	7,709	—
CAD	538,735	USD	402,376	MLI	7/12/2019	9,114	—
The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	551,020	USD	409,994	MSCS	7/12/2019	$10,880	—
EUR	96,474	USD	109,759	BNP	7/12/2019	34	—
EUR	681,769	USD	770,322	CITI	7/12/2019	5,571	—
EUR	525,944	USD	591,504	MLI	7/12/2019	7,052	—
EUR	1,522,555	USD	1,713,260	MSCS	7/12/2019	19,499	—
GBP	278,000	USD	355,244	MSCS	7/12/2019	—	($2,018)
SEK	745,296	USD	79,014	CITI	7/12/2019	1,307	—
SEK	1,220,267	USD	129,591	MLI	7/12/2019	1,917	—
USD	26,987	CAD	35,602	BNP	7/12/2019	—	(207)
USD	710,027	CAD	955,392	CITI	7/12/2019	—	(19,709)
USD	14,194,108	CAD	18,860,866	MLI	7/12/2019	—	(211,982)
USD	1,299,803	CAD	1,748,474	MSCS	7/12/2019	—	(35,697)
USD	2,390,014	EUR	2,129,889	BNP	7/12/2019	—	(33,926)
USD	1,071,585	EUR	946,014	CITI	7/12/2019	—	(5,035)
USD	21,569,257	EUR	18,971,324	JPM	7/12/2019	—	(21,242)
USD	662	EUR	589	MLI	7/12/2019	—	(8)
USD	5,915,756	EUR	5,209,182	DB	9/17/2019	—	(43,369)
USD	350,206	GBP	275,439	BNP	7/12/2019	234	—
USD	1,426,315	GBP	1,121,208	CITI	7/12/2019	1,709	—
USD	2,990,613	GBP	2,278,849	DB	7/12/2019	95,110	—
USD	987,833	GBP	775,346	MLI	7/12/2019	2,679	—
USD	85,325	GBP	67,363	MSCS	7/12/2019	—	(266)
USD	252,720	SEK	2,399,126	CITI	7/12/2019	—	(5,833)
USD	4,444,823	SEK	40,801,521	JPM	7/12/2019	47,660	—
USD	56,455	SEK	519,471	MLI	7/12/2019	471	—
						$212,293	($379,292)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
SEK	Swedish Krona
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	189

John Hancock

John Hancock
Variable Insurance Trust

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Bond Trusts

Semiannual Report

June 30, 2019

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 40.1%
U.S. Government – 15.3%
U.S. Treasury Bonds
2.500%, 02/15/2045		$4,501,000	$4,478,847
2.750%, 11/15/2042		8,595,000	9,002,255
3.000%, 02/15/2047 to 02/15/2049		26,603,000	29,159,197
3.375%, 11/15/2048		2,300,000	2,703,578
U.S. Treasury Notes
2.000%, 07/31/2022 to 02/15/2025		4,557,000	4,598,703
2.125%, 05/31/2026		1,730,000	1,757,775
2.375%, 12/31/2020 to 05/15/2027		8,500,000	8,718,555
2.375%, 05/15/2029 (A)		22,892,000	23,643,144
2.750%, 02/15/2028		14,040,000	14,920,242
2.875%, 08/15/2028		10,000,000	10,740,625
			109,722,921
U.S. Government Agency – 24.8%
Federal Home Loan Mortgage Corp.
3.000%, 10/01/2031 to 04/01/2047		9,748,982	9,955,366
3.000%, 04/01/2047 (B)		3,550,000	3,601,821
3.500%, 10/01/2046 to 11/01/2048		16,214,937	16,785,706
3.500%, 06/01/2049 (B)		1,112,576	1,143,738
4.000%, 01/01/2041 to 12/01/2048		6,950,507	7,285,141
4.500%, 09/01/2023 to 10/01/2041		2,692,955	2,872,424
5.000%, 03/01/2041		191,753	207,658
Federal National Mortgage Association
3.000%, TBA (B)		31,250,000	31,508,728
3.000%, 07/01/2027 to 10/01/2047		6,147,505	6,273,454
3.500%, TBA (B)		25,000,000	25,557,110
3.500%, 06/01/2034 to 03/01/2048		13,883,372	14,413,202
4.000%, TBA (B)		16,000,000	16,535,242
4.000%, 10/01/2025 to 10/01/2048		16,752,791	17,591,490
4.457%, (12 month LIBOR + 1.620%), 08/01/2034 (C)		366,636	382,467
4.500%, 08/01/2040 to 07/01/2048		9,872,748	10,530,800
4.747%, (6 month LIBOR + 2.122%), 07/01/2033 (C)		19,818	20,730
5.000%, 07/01/2019 to 04/01/2041		3,607,549	3,923,164
5.500%, 09/01/2034 to 11/01/2039		3,355,312	3,729,396
6.000%, 05/01/2035 to 02/01/2036		1,987,136	2,261,826
6.500%, 01/01/2039		470,909	543,715
7.000%, 09/01/2031 to 06/01/2032		143,769	166,330
7.500%, 09/01/2029 to 08/01/2031		32,831	37,770
Government National Mortgage Association
4.000%, 02/15/2041		2,095,296	2,209,172
5.000%, 04/15/2035		287,719	314,351
5.500%, 03/15/2035		222,581	248,369
6.000%, 03/15/2033 to 06/15/2033		179,553	203,061
6.500%, 09/15/2028 to 08/15/2031		45,818	51,444
7.000%, 04/15/2029		37,441	42,489
8.000%, 10/15/2026		18,946	21,222
			178,417,386
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $281,397,684)			$288,140,307
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.1%
Provincia de Buenos Aires 7.875%, 06/15/2027 (D)		260,000	193,053
Republic of Argentina 5.875%, 01/11/2028		375,000	285,000
Republic of Argentina, GDP-Linked Note 5.886%, 12/15/2035 (E)*	ARS	19,532,033	7,817
			485,870
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	$1,407,441
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	631,136
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	487,193
9.375%, 04/01/2029		130,000	194,839
			682,032
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (D)		493,000	509,269
5.103%, 04/23/2048 (D)		335,000	399,069
			908,338
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (D)		640,000	691,493
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	159,023
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,868,740)			$4,965,333
CORPORATE BONDS – 38.2%
Communication services – 4.4%
21st Century Fox America, Inc.
6.650%, 11/15/2037		$500,000	659,745
6.750%, 01/09/2038		108,000	142,144
7.750%, 12/01/2045		491,000	743,930
Activision Blizzard, Inc. 3.400%, 09/15/2026		368,000	373,085
Altice Financing SA 6.625%, 02/15/2023 (D)		275,000	281,875
AT&T, Inc.
3.400%, 05/15/2025		700,000	719,214
3.800%, 02/15/2027		372,000	386,479
4.350%, 03/01/2029 to 06/15/2045		833,000	871,570
7.570%, 02/01/2024		716,000	853,957
7.625%, 04/15/2031		451,000	600,381
C&W Senior Financing DAC 6.875%, 09/15/2027 (D)		315,000	325,269
Cablevision Systems Corp. 5.875%, 09/15/2022		280,000	296,450
CBS Corp.
3.375%, 03/01/2022		175,000	179,010
3.700%, 08/15/2024		280,000	289,720
CC Holdings GS V LLC 3.849%, 04/15/2023		365,000	381,193
Cengage Learning, Inc. 9.500%, 06/15/2024 (A)(D)		362,000	343,900
CenturyLink, Inc. 7.600%, 09/15/2039		1,000,000	932,600
Charter Communications Operating LLC
4.200%, 03/15/2028		712,000	739,268
5.750%, 04/01/2048		775,000	856,681
6.484%, 10/23/2045		675,000	794,598
Cincinnati Bell, Inc. 7.000%, 07/15/2024 (D)		482,000	425,365
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/2022		329,000	334,758
Comcast Corp.
3.969%, 11/01/2047		633,000	665,251
3.999%, 11/01/2049		761,000	800,961

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comunicaciones Celulares SA 6.875%, 02/06/2024 (D)	$700,000	$723,625
CSC Holdings LLC
5.375%, 02/01/2028 (D)	200,000	207,750
5.500%, 04/15/2027 (D)	230,000	241,500
7.500%, 04/01/2028 (D)	280,000	307,384
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	758,000	1,090,953
Discovery Communications LLC 2.800%, 06/15/2020	600,000	601,173
GCI LLC
6.625%, 06/15/2024 (D)	177,000	185,461
6.875%, 04/15/2025	250,000	260,625
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (D)	200,000	205,000
Liquid Telecommunications Financing PLC 8.500%, 07/13/2022 (D)	280,000	278,909
McGraw-Hill Global Education Holdings LLC 7.875%, 05/15/2024 (D)	262,000	239,730
MDC Partners, Inc. 6.500%, 05/01/2024 (D)	492,000	452,128
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (D)	140,000	140,317
Myriad International Holdings BV 5.500%, 07/21/2025 (D)	365,000	398,304
National CineMedia LLC 6.000%, 04/15/2022	146,000	147,460
Netflix, Inc.
4.875%, 04/15/2028	355,000	366,981
5.375%, 11/15/2029 (D)	120,000	127,463
5.875%, 11/15/2028	540,000	597,845
Oztel Holdings SPC, Ltd. 6.625%, 04/24/2028 (D)	315,000	309,077
Radiate Holdco LLC
6.625%, 02/15/2025 (D)	340,000	328,950
6.875%, 02/15/2023 (D)	120,000	120,000
Sirius XM Radio, Inc.
5.000%, 08/01/2027 (D)	642,000	653,171
5.375%, 07/15/2026 (D)	350,000	362,688
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	414,000
Sprint Corp. 7.875%, 09/15/2023	365,000	396,938
Sprint Spectrum Company LLC 3.360%, 03/20/2023 (D)	143,438	143,438
Telecom Argentina SA 6.500%, 06/15/2021 (D)	240,000	237,360
Telecom Italia Capital SA 7.200%, 07/18/2036	465,000	512,663
Telecom Italia SpA 5.303%, 05/30/2024 (D)	335,000	346,725
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	471,363
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	404,052
Tribune Media Company 5.875%, 07/15/2022	350,000	356,090
UPCB Finance IV, Ltd. 5.375%, 01/15/2025 (D)	65,000	66,808
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,418,739
4.400%, 11/01/2034	335,000	371,123
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
4.522%, 09/15/2048	$978,000	$1,092,322
4.672%, 03/15/2055	715,000	808,807
4.862%, 08/21/2046	815,000	948,523
5.012%, 08/21/2054	335,000	400,482
Viacom, Inc. 4.375%, 03/15/2043	642,000	627,362
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) 02/28/2057	350,000	362,250
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	595,000	642,210
WMG Acquisition Corp.
4.875%, 11/01/2024 (D)	135,000	138,206
5.500%, 04/15/2026 (D)	234,000	241,582
		31,744,941
Consumer discretionary – 2.6%
Advance Auto Parts, Inc. 4.500%, 12/01/2023	650,000	697,166
Amazon.com, Inc.
3.150%, 08/22/2027	760,000	798,527
4.050%, 08/22/2047	440,000	497,283
AutoZone, Inc. 3.125%, 04/21/2026	535,000	539,916
Brinker International, Inc. 3.875%, 05/15/2023	740,000	730,750
CCM Merger, Inc. 6.000%, 03/15/2022 (D)	260,000	266,500
Daimler Finance North America LLC 3.750%, 11/05/2021 (D)	576,000	590,496
Dollar Tree, Inc. 4.200%, 05/15/2028	841,000	869,844
eBay, Inc. 3.800%, 03/09/2022	520,000	538,175
Eldorado Resorts, Inc.
6.000%, 09/15/2026	160,000	174,800
7.000%, 08/01/2023	95,000	99,275
Expedia Group, Inc.
3.800%, 02/15/2028	743,000	755,944
5.000%, 02/15/2026	645,000	702,309
Ford Motor Credit Company LLC
3.336%, 03/18/2021	350,000	351,493
3.813%, 10/12/2021	795,000	806,110
5.875%, 08/02/2021	794,000	837,002
General Motors Company 4.875%, 10/02/2023	656,000	695,691
General Motors Financial Company, Inc.
3.550%, 04/09/2021	405,000	411,245
4.000%, 01/15/2025	539,000	547,101
4.300%, 07/13/2025	460,000	474,143
GLP Capital LP 5.375%, 04/15/2026	292,000	315,734
Grain Spectrum Funding II LLC 3.290%, 10/10/2019 (D)	449,172	445,456
Hilton Domestic Operating Company, Inc. 5.125%, 05/01/2026	190,000	198,313
Hilton Grand Vacations Borrower LLC 6.125%, 12/01/2024	171,000	182,543
Hyatt Hotels Corp. 3.375%, 07/15/2023	660,000	673,933
International Game Technology PLC 6.500%, 02/15/2025 (D)	180,000	196,776

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (D)	$205,000	$218,838
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (D)	100,000	102,000
Laureate Education, Inc. 8.250%, 05/01/2025 (D)	209,000	228,333
Lear Corp. 5.250%, 01/15/2025	352,000	365,211
Marriott International, Inc. 3.125%, 06/15/2026	500,000	499,936
MDC Holdings, Inc. 5.500%, 01/15/2024	670,000	713,550
Nissan Motor Acceptance Corp. 3.650%, 09/21/2021 (D)	270,000	276,421
QVC, Inc.
4.375%, 03/15/2023	315,000	319,629
5.125%, 07/02/2022	185,000	192,554
5.450%, 08/15/2034	245,000	241,099
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (D)	300,000	309,730
Twin River Worldwide Holdings, Inc. 6.750%, 06/01/2027 (D)	221,000	230,393
Waterford Gaming LLC 8.625%, 09/15/2014 (D)(F)(G)	343,849	0
Wyndham Destinations, Inc.
5.400%, 04/01/2024	221,000	231,484
5.750%, 04/01/2027	700,000	730,625
Yum! Brands, Inc.
5.350%, 11/01/2043	600,000	537,000
6.875%, 11/15/2037	292,000	307,330
		18,900,658
Consumer staples – 0.9%
Alimentation Couche-Tard, Inc. 2.700%, 07/26/2022 (D)	315,000	315,511
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	766,097
4.600%, 04/15/2048	400,000	429,543
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	483,173
Conagra Brands, Inc. 3.800%, 10/22/2021	196,000	201,378
Constellation Brands, Inc. 3.200%, 02/15/2023	395,000	403,693
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,080,593
Keurig Dr Pepper, Inc. 3.551%, 05/25/2021	645,000	658,602
Kraft Heinz Foods Company 4.875%, 02/15/2025 (D)	247,000	254,758
Natura Cosmeticos SA 5.375%, 02/01/2023 (A)(D)	475,000	496,138
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	177,000	177,443
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,073,859
Simmons Foods, Inc. 5.750%, 11/01/2024 (D)	235,000	213,850
		6,554,638
Energy – 6.3%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	400,000	409,255
5.550%, 03/15/2026	800,000	898,811
Andeavor Logistics LP
4.250%, 12/01/2027	221,000	233,341
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Andeavor Logistics LP (continued)
5.250%, 01/15/2025	$100,000	$105,796
6.375%, 05/01/2024	305,000	319,488
Andeavor Logistics LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) 02/15/2023 (H)	997,000	994,328
Antero Midstream Partners LP 5.375%, 09/15/2024	315,000	313,031
Apache Corp. 5.100%, 09/01/2040	325,000	328,639
Archrock Partners LP 6.000%, 10/01/2022	342,000	346,275
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	858,429
BP Capital Markets PLC 2.750%, 05/10/2023	530,000	535,613
Buckeye Partners LP 3.950%, 12/01/2026	500,000	442,702
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,426,702
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/2027	649,000	704,976
Chesapeake Energy Corp. 7.500%, 10/01/2026 (A)	214,000	190,460
Cimarex Energy Company 4.375%, 06/01/2024	745,000	789,990
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (D)	545,000	660,078
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (D)	235,000	242,920
Columbia Pipeline Group, Inc. 4.500%, 06/01/2025	269,000	289,065
ConocoPhillips Company 5.950%, 03/15/2046	575,000	797,313
Continental Resources, Inc.
4.900%, 06/01/2044	400,000	419,194
5.000%, 09/15/2022	652,000	657,114
CSI Compressco LP
7.250%, 08/15/2022	495,000	444,263
7.500%, 04/01/2025 (D)	393,000	385,631
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) 12/15/2022 (H)	611,000	600,308
DCP Midstream Operating LP 5.125%, 05/15/2029	130,000	133,575
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (D)	620,000	581,250
Devon Energy Corp. 5.000%, 06/15/2045	600,000	686,555
Devon Financing Company LLC 7.875%, 09/30/2031	874,000	1,206,798
Diamondback Energy, Inc. 4.750%, 11/01/2024 (D)	256,000	262,720
Enable Midstream Partners LP
3.900%, 05/15/2024	421,000	426,394
4.950%, 05/15/2028	555,000	582,242
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	842,405
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) 07/15/2077	462,000	446,736
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	394,000	398,712

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energen Corp. 4.625%, 09/01/2021	$500,000	$505,000
Energy Transfer Operating LP
4.150%, 10/01/2020	1,000,000	1,017,134
4.200%, 04/15/2027	141,000	146,456
4.250%, 03/15/2023	555,000	579,174
5.150%, 03/15/2045	405,000	411,407
5.875%, 01/15/2024	205,000	227,833
5.950%, 10/01/2043	300,000	329,804
Energy Transfer Partners LP 5.875%, 03/01/2022	45,000	48,256
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	630,636
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	714,000	682,263
Hess Corp.
5.600%, 02/15/2041	400,000	432,054
5.800%, 04/01/2047	500,000	558,867
Husky Energy, Inc. 3.950%, 04/15/2022	392,000	405,657
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	524,148
7.300%, 08/15/2033	603,000	794,156
7.750%, 03/15/2032	240,000	323,959
Kinder Morgan, Inc. 3.150%, 01/15/2023	232,000	235,916
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	986,329
MPLX LP
4.000%, 03/15/2028	380,000	394,447
4.800%, 02/15/2029	215,000	236,685
Murphy Oil Corp. 5.750%, 08/15/2025	222,000	230,081
National Oilwell Varco, Inc. 2.600%, 12/01/2022	600,000	598,965
Newfield Exploration Company
5.625%, 07/01/2024	907,000	1,003,723
5.750%, 01/30/2022	250,000	267,497
Nexen, Inc. 6.400%, 05/15/2037	775,000	1,032,460
Noble Energy, Inc. 4.150%, 12/15/2021	600,000	618,975
Noble Holding International, Ltd. 5.250%, 03/15/2042	500,000	266,250
Occidental Petroleum Corp. 3.400%, 04/15/2026	310,000	315,739
ONEOK Partners LP
5.000%, 09/15/2023	135,000	145,778
6.650%, 10/01/2036	835,000	1,022,102
Parsley Energy LLC 5.625%, 10/15/2027 (D)	310,000	323,950
Petrobras Global Finance BV
5.750%, 02/01/2029	206,000	214,734
6.900%, 03/19/2049	235,000	250,275
7.375%, 01/17/2027	580,000	666,130
Petroleos Mexicanos
4.875%, 01/24/2022	450,000	448,425
5.375%, 03/13/2022	115,000	115,868
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	745,222
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	293,000	307,595
5.000%, 03/15/2027	336,000	368,264
5.750%, 05/15/2024	525,000	583,645
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Sabine Pass Liquefaction LLC (continued)
5.875%, 06/30/2026	$200,000	$228,466
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (D)	550,000	560,535
SM Energy Company 6.625%, 01/15/2027	80,000	74,000
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,097,433
3.900%, 07/15/2026	575,000	586,864
4.400%, 04/01/2021	329,000	338,562
5.400%, 10/01/2047	324,000	344,205
Tallgrass Energy Partners LP 4.750%, 10/01/2023 (D)	294,000	298,048
Targa Resources Partners LP 5.875%, 04/15/2026	300,000	318,000
Teekay Offshore Partners LP 8.500%, 07/15/2023 (D)	315,000	310,029
The Williams Companies, Inc.
3.700%, 01/15/2023	353,000	364,711
3.750%, 06/15/2027	437,000	451,524
4.300%, 03/04/2024	700,000	743,183
4.550%, 06/24/2024	555,000	597,678
5.750%, 06/24/2044	330,000	384,757
WPX Energy, Inc. 5.250%, 09/15/2024	135,000	138,038
YPF SA 8.500%, 07/28/2025 (D)	355,000	355,117
		45,148,118
Financials – 11.1%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (D)	81,000	82,316
Ally Financial, Inc. 5.125%, 09/30/2024	620,000	669,600
Ambac Assurance Corp. 5.100%, 06/07/2020 (D)	131	186
Ambac LSNI LLC (3 month LIBOR + 5.000%) 7.592%, 02/12/2023 (C)(D)	566	575
American Express Company 2.500%, 08/01/2022	635,000	638,806
American International Group, Inc. 3.900%, 04/01/2026	830,000	868,311
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 03/15/2087	100,000	102,500
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	502,138
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%) 09/01/2024	355,000	356,775
Ares Capital Corp. 3.625%, 01/19/2022	396,000	400,042
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025 (A)(D)	280,000	168,000
Assurant, Inc. 4.000%, 03/15/2023	1,260,000	1,303,357
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) 06/15/2026 (D)(H)	235,000	259,381
AXA SA 8.600%, 12/15/2030	170,000	241,825
Banco Santander SA 4.379%, 04/12/2028	400,000	425,485

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
3.950%, 04/21/2025	$517,000	$541,810
4.200%, 08/26/2024	225,000	239,211
4.450%, 03/03/2026	594,000	640,475
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,169,609
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,119,363
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) 03/10/2026 (H)	680,000	759,084
Barclays Bank PLC 10.179%, 06/12/2021 (D)	175,000	198,023
Barclays PLC 4.375%, 01/12/2026	300,000	310,414
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) 09/15/2023 (H)	370,000	379,250
BPCE SA
4.500%, 03/15/2025 (D)	405,000	426,626
5.700%, 10/22/2023 (D)	340,000	371,551
Brighthouse Financial, Inc. 3.700%, 06/22/2027	700,000	665,875
Cantor Fitzgerald LP 4.875%, 05/01/2024 (D)	520,000	536,398
Capital One Financial Corp.
3.450%, 04/30/2021	625,000	636,193
3.500%, 06/15/2023	1,338,000	1,388,637
3.750%, 07/28/2026	500,000	508,627
3.900%, 01/29/2024	300,000	314,978
Citigroup, Inc.
2.350%, 08/02/2021	635,000	634,406
3.500%, 05/15/2023	1,060,000	1,093,332
4.500%, 01/14/2022	1,000,000	1,050,880
4.600%, 03/09/2026	761,000	823,065
5.500%, 09/13/2025	215,000	243,390
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) 08/15/2026 (H)	550,000	604,060
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	568,000	612,870
Credit Acceptance Corp. 6.125%, 02/15/2021	280,000	280,000
Credit Agricole SA 4.375%, 03/17/2025 (D)	600,000	627,763
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (D)(H)	310,000	341,258
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) 12/11/2023 (A)(D)(H)	245,000	269,500
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (D)(H)	410,000	440,164
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/2026	405,000	440,299
Credito Real SAB de CV 7.250%, 07/20/2023 (D)	185,000	193,325
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) 11/29/2022 (D)(H)	195,000	197,098
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Danske Bank A/S 5.000%, 01/12/2022 (D)	$375,000	$392,154
Discover Financial Services
3.950%, 11/06/2024	580,000	609,848
4.100%, 02/09/2027	167,000	173,886
5.200%, 04/27/2022	50,000	53,519
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust 6.125%, 11/30/2021 (D)	10,082	10,115
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (D)	422,000	399,175
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (H)	297,000	294,030
Freedom Mortgage Corp.
8.125%, 11/15/2024 (D)	350,000	297,500
8.250%, 04/15/2025 (D)	140,000	120,400
FS KKR Capital Corp. 4.250%, 01/15/2020	225,000	225,622
Gogo Intermediate Holdings LLC 9.875%, 05/01/2024 (D)	248,000	255,130
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) 05/18/2024	670,000	700,706
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024 (H)	185,000	191,475
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) 06/01/2021 (H)	395,000	416,725
ING Bank NV 5.800%, 09/25/2023 (D)	280,000	309,619
ING Groep NV 3.550%, 04/09/2024	357,000	369,121
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (H)	200,000	207,000
Invesco Finance PLC 3.125%, 11/30/2022	850,000	868,889
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	1,330,000	1,434,408
Jefferies Group LLC
4.150%, 01/23/2030	420,000	402,393
4.850%, 01/15/2027	414,000	426,989
8.500%, 07/15/2019	505,000	506,067
JPMorgan Chase & Co.
2.400%, 06/07/2021	770,000	771,876
3.200%, 06/15/2026	537,000	552,430
3.375%, 05/01/2023	1,250,000	1,284,711
4.125%, 12/15/2026	600,000	641,907
4.500%, 01/24/2022	1,300,000	1,369,392
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (H)	560,000	618,929
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/2022 to 10/01/2025 (D)	265,000	266,800
Lazard Group LLC 4.375%, 03/11/2029	295,000	311,842
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	690,358
4.750%, 03/15/2026	825,000	887,151
Liberty Mutual Group, Inc. 4.250%, 06/15/2023 (D)	1,000,000	1,056,743

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) 03/07/2087 (D)	$551,000	$694,260
Lincoln National Corp. 6.250%, 02/15/2020	1,000,000	1,021,839
Lloyds Banking Group PLC 4.450%, 05/08/2025	935,000	994,903
Lloyds Banking Group PLC (6.750% to 6-27-26, then 10 Year CMT + 4.815%) 06/27/2026 (H)	135,000	138,611
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (H)	405,000	425,756
Loews Corp.
2.625%, 05/15/2023	630,000	635,061
3.750%, 04/01/2026	825,000	868,256
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (H)	315,000	326,025
Macquarie Bank, Ltd. 4.875%, 06/10/2025 (D)	405,000	432,594
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,334,942
5.350%, 06/01/2021	800,000	840,052
MetLife, Inc. 3.000%, 03/01/2025	300,000	309,441
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2066	300,000	343,017
MetLife, Inc. (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) 04/08/2068 (D)	120,000	168,000
MGIC Investment Corp. 5.750%, 08/15/2023	161,000	174,685
Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/2022	895,000	913,600
Morgan Stanley
3.875%, 01/27/2026	360,000	382,541
4.100%, 05/22/2023	900,000	947,031
Morgan Stanley (5.450% to 10-15-19, then 3 month LIBOR + 3.610%) 10/15/2019 (H)	200,000	199,500
MSCI, Inc. 5.250%, 11/15/2024 (D)	50,000	51,625
Nationstar Mortgage Holdings, Inc.
8.125%, 07/15/2023 (D)	217,000	221,340
9.125%, 07/15/2026 (D)	174,000	176,610
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) 04/26/2023 (D)	359,000	365,529
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 4.700%, 12/15/2024 (C)(D)	1,130,000	1,129,446
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) 10/16/2044 (D)	315,000	337,838
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	827,000	875,371
Quicken Loans, Inc. 5.750%, 05/01/2025 (D)	345,000	355,240
Radian Group, Inc. 4.500%, 10/01/2024	190,000	194,615
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	513,984
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Raymond James Financial, Inc. (continued)
4.950%, 07/15/2046	$500,000	$563,422
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	57,000	58,625
8.250%, 11/15/2026 (D)	92,000	94,622
Regions Financial Corp. 2.750%, 08/14/2022	640,000	644,386
Santander Holdings USA, Inc.
3.400%, 01/18/2023	360,000	365,179
3.500%, 06/07/2024	745,000	756,342
3.700%, 03/28/2022	590,000	604,126
4.450%, 12/03/2021	425,000	441,829
Santander UK Group Holdings PLC 4.750%, 09/15/2025 (D)	345,000	357,690
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (D)(H)	375,000	394,238
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,122,335
Springleaf Finance Corp. 6.875%, 03/15/2025	140,000	153,297
Stearns Holdings LLC 9.375%, 08/15/2020 (D)	46,000	43,700
Stifel Financial Corp. 4.250%, 07/18/2024	1,592,000	1,670,045
SunTrust Bank 2.450%, 08/01/2022	470,000	471,245
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (D)	441,000	476,947
The Charles Schwab Corp. (7.000% to 2-1-22, then 3 month LIBOR + 4.820%) 02/01/2022 (H)	1,000,000	1,090,000
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,200,000	1,244,365
3.850%, 01/26/2027	962,000	1,005,553
The Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	500,000	510,891
6.625%, 03/30/2040	500,000	650,027
The PNC Financial Services Group, Inc. 3.500%, 01/23/2024	303,000	318,953
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (H)	315,000	318,150
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (A)(H)	740,000	789,802
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	980,000	1,005,112
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (H)	805,000	867,589
The Toronto-Dominion Bank 3.250%, 03/11/2024	479,000	496,117
Trident Merger Sub, Inc. 6.625%, 11/01/2025 (D)	115,000	107,238
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) 08/15/2023 (D)	620,000	625,651

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (D)(H)	$383,000	$406,459
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	780,995
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	630,000	653,285
Wells Fargo & Company (3 month LIBOR + 3.770%) 6.180%, 09/15/2019 (C)(H)	322,000	323,739
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (H)	1,025,000	1,114,216
Wells Fargo & Company, Series M 3.450%, 02/13/2023	900,000	924,609
Willis Towers Watson PLC 5.750%, 03/15/2021	1,350,000	1,417,397
		79,433,629
Health care – 2.2%
Abbott Laboratories 3.750%, 11/30/2026	680,000	734,915
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	700,519
Bausch Health Companies, Inc. 6.125%, 04/15/2025 (D)	490,000	499,800
Baxter International, Inc. 3.500%, 08/15/2046	500,000	466,535
Bayer US Finance II LLC 3.500%, 06/25/2021 (D)	270,000	273,838
Bristol-Myers Squibb Company 2.900%, 07/26/2024 (D)	845,000	863,510
Catalent Pharma Solutions, Inc. 5.000%, 07/15/2027 (D)	81,000	82,418
Celgene Corp. 3.250%, 02/20/2023	341,000	349,383
Centene Corp. 5.375%, 06/01/2026 (D)	343,000	360,579
Cigna Holding Company 4.500%, 03/15/2021	1,100,000	1,130,454
CVS Health Corp.
3.350%, 03/09/2021	920,000	932,454
5.050%, 03/25/2048	371,000	394,582
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	993,359	1,248,111
DaVita, Inc. 5.000%, 05/01/2025	545,000	538,051
GlaxoSmithKline Capital PLC 3.000%, 06/01/2024	567,000	585,450
HCA, Inc.
4.125%, 06/15/2029	186,000	190,324
5.250%, 04/15/2025 to 06/15/2026	738,000	817,431
7.500%, 02/15/2022	270,000	297,675
IQVIA, Inc. 4.875%, 05/15/2023 (D)	155,000	159,069
MEDNAX, Inc.
5.250%, 12/01/2023 (D)	290,000	286,375
6.250%, 01/15/2027 (D)	292,000	287,255
Mylan NV
3.950%, 06/15/2026	800,000	771,997
5.250%, 06/15/2046	250,000	233,682
Select Medical Corp. 6.375%, 06/01/2021	365,000	365,493
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	$1,120,000	$1,131,000
Team Health Holdings, Inc. 6.375%, 02/01/2025 (A)(D)	89,000	68,085
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	49,000	43,243
Teva Pharmaceutical Finance Netherlands III BV 6.750%, 03/01/2028 (A)	315,000	290,588
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	691,775
Universal Health Services, Inc.
4.750%, 08/01/2022 (D)	290,000	292,538
5.000%, 06/01/2026 (D)	288,000	297,360
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/2025	550,000	566,685
		15,951,174
Industrials – 3.6%
3M Company 3.250%, 02/14/2024	485,000	506,487
AECOM 5.125%, 03/15/2027	540,000	561,600
AerCap Ireland Capital DAC
4.625%, 10/30/2020	410,000	420,338
5.000%, 10/01/2021	382,000	400,532
Ahern Rentals, Inc. 7.375%, 05/15/2023 (D)	472,000	418,900
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 11/15/2026 (D)	272,942	286,589
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 07/15/2027 (D)	332,870	324,116
Air Lease Corp.
3.000%, 09/15/2023	400,000	400,755
4.750%, 03/01/2020	500,000	507,137
Aircastle, Ltd.
4.400%, 09/25/2023	235,000	243,966
5.500%, 02/15/2022	299,000	316,828
American Airlines 2000-1 Pass Through Trust 6.977%, 11/23/2022	73,203	74,565
American Airlines 2013-2 Class A Pass Through Trust 4.950%, 07/15/2024	372,746	391,011
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 11/01/2028	482,472	492,362
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 11/01/2024	180,268	180,701
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 07/15/2029	491,378	511,967
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 08/15/2030	171,000	176,746
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 08/15/2030	337,500	349,447
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 04/15/2031	141,882	138,590

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Arconic, Inc. 5.125%, 10/01/2024	$402,000	$424,540
Ashtead Capital, Inc. 4.375%, 08/15/2027 (D)	350,000	350,438
Avolon Holdings Funding, Ltd. 5.125%, 10/01/2023 (D)	295,000	312,541
Azul Investments LLP 5.875%, 10/26/2024 (A)(D)	315,000	310,275
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (D)	262,505	277,704
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/2021 (D)	51,689	52,288
British Airways 2018-1 Class A Pass Through Trust 4.125%, 03/20/2033 (D)	194,556	204,265
Clean Harbors, Inc. 4.875%, 07/15/2027 (D)	65,000	66,063
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 10/19/2023	209,946	222,102
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/2021	66,620	67,520
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 07/02/2024	130,080	138,874
Delta Air Lines, Inc.
3.625%, 03/15/2022	590,000	599,887
3.800%, 04/19/2023	411,000	421,768
4.375%, 04/19/2028	510,000	519,651
Empresa de Transporte de Pasajeros Metro SA 4.750%, 02/04/2024 (D)	340,000	366,363
Equifax, Inc. 7.000%, 07/01/2037	105,000	125,102
Fortive Corp. 3.150%, 06/15/2026	700,000	697,708
GATX Corp. 3.850%, 03/30/2027	800,000	815,831
General Electric Company
2.700%, 10/09/2022	1,100,000	1,098,358
5.550%, 01/05/2026	588,000	656,439
H&E Equipment Services, Inc. 5.625%, 09/01/2025	175,000	179,988
Harsco Corp. 5.750%, 07/31/2027 (D)	110,000	114,550
Huntington Ingalls Industries, Inc. 5.000%, 11/15/2025 (D)	560,000	579,600
IHS Markit, Ltd.
4.000%, 03/01/2026 (D)	512,000	529,756
4.750%, 02/15/2025 (D)	175,000	187,705
4.750%, 08/01/2028	273,000	298,231
5.000%, 11/01/2022 (D)	145,000	153,628
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	731,729
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/2025 (D)	270,000	290,250
Lennox International, Inc. 3.000%, 11/15/2023	800,000	802,997
LSC Communications, Inc. 8.750%, 10/15/2023 (A)(D)	240,000	228,000
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Masco Corp. 4.375%, 04/01/2026	$400,000	$419,441
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 05/01/2021	76,886	77,943
Owens Corning 4.200%, 12/15/2022	210,000	218,475
Prime Security Services Borrower LLC 9.250%, 05/15/2023 (D)	54,000	56,711
Tervita Escrow Corp. 7.625%, 12/01/2021 (D)	265,000	269,561
TTX Company 4.200%, 07/01/2046 (D)	700,000	748,485
Tutor Perini Corp. 6.875%, 05/01/2025 (A)(D)	115,000	110,113
Tyco Electronics Group SA 4.875%, 01/15/2021	500,000	518,208
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,193,253
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 03/03/2028	482,468	501,670
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/2024	262,289	268,611
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 01/07/2030	353,608	357,144
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	571,470	569,698
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	127,579	132,019
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 02/25/2033	340,000	365,183
United Rentals North America, Inc.
4.875%, 01/15/2028	440,000	448,800
5.500%, 07/15/2025	325,000	338,406
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	91,870	99,982
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	429,972
XPO Logistics, Inc. 6.500%, 06/15/2022 (D)	254,000	259,080
		25,909,543
Information technology – 2.6%
Advanced Micro Devices, Inc. 7.000%, 07/01/2024 (A)	230,000	238,648
Banff Merger Sub, Inc. 9.750%, 09/01/2026 (D)	290,000	251,575
Broadcom Corp. 3.875%, 01/15/2027	1,320,000	1,294,093
CommScope, Inc. 8.250%, 03/01/2027 (D)	501,000	510,945
Dell International LLC
4.900%, 10/01/2026 (D)	597,000	622,504
5.300%, 10/01/2029 (D)	609,000	640,917
6.020%, 06/15/2026 (D)	865,000	953,910
8.350%, 07/15/2046 (D)	758,000	957,887
Fiserv, Inc.
2.750%, 07/01/2024	388,000	390,567
3.200%, 07/01/2026	570,000	581,395

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Fiserv, Inc. (continued)
3.850%, 06/01/2025	$614,000	$649,524
GrubHub Holdings, Inc. 5.500%, 07/01/2027 (D)	30,000	30,791
IBM Corp. 2.850%, 05/13/2022	1,225,000	1,244,812
KLA-Tencor Corp. 4.100%, 03/15/2029	340,000	358,339
Lam Research Corp.
3.750%, 03/15/2026	435,000	456,538
4.875%, 03/15/2049	359,000	397,451
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	525,000	556,306
Microchip Technology, Inc.
3.922%, 06/01/2021	340,000	346,009
4.333%, 06/01/2023	913,000	950,453
Micron Technology, Inc.
4.975%, 02/06/2026	515,000	543,184
5.327%, 02/06/2029	858,000	907,889
Microsoft Corp. 4.450%, 11/03/2045	460,000	551,019
Motorola Solutions, Inc. 4.600%, 02/23/2028	683,000	716,259
NXP BV
3.875%, 06/18/2026 (D)	325,000	333,223
4.625%, 06/01/2023 (D)	775,000	816,928
4.875%, 03/01/2024 (D)	354,000	379,389
Qorvo, Inc. 5.500%, 07/15/2026	150,000	158,745
QUALCOMM, Inc. 3.450%, 05/20/2025	500,000	517,909
Seagate HDD Cayman 4.750%, 01/01/2025	475,000	479,785
Tech Data Corp.
3.700%, 02/15/2022	233,000	236,932
4.950%, 02/15/2027	650,000	679,965
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	640,000	661,344
VeriSign, Inc.
4.750%, 07/15/2027	195,000	203,044
5.250%, 04/01/2025	205,000	218,838
		18,837,117
Materials – 1.4%
Anglo American Capital PLC
4.125%, 09/27/2022 (D)	400,000	415,480
4.750%, 04/10/2027 (D)	215,000	227,632
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (D)	190,000	196,650
Bemis Company, Inc. 3.100%, 09/15/2026	500,000	485,688
Braskem Finance, Ltd. 7.000%, 05/07/2020 (D)	335,000	346,055
Braskem Netherlands Finance BV 4.500%, 01/10/2028 (D)	390,000	394,485
Cemex SAB de CV 6.125%, 05/05/2025 (D)	335,000	350,494
CF Industries, Inc. 4.950%, 06/01/2043	175,000	156,625
Commercial Metals Company 5.375%, 07/15/2027	122,000	121,390
Cydsa SAB de CV 6.250%, 10/04/2027 (D)	290,000	289,568
Eastman Chemical Company 4.500%, 01/15/2021	68,000	69,716
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (D)	$175,000	$162,313
7.500%, 04/01/2025 (D)	100,000	95,250
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	500,000	457,500
Huntsman International LLC 4.500%, 05/01/2029	500,000	515,795
Klabin Finance SA 4.875%, 09/19/2027 (D)	200,000	203,750
Methanex Corp. 5.650%, 12/01/2044	450,000	431,802
Mexichem SAB de CV 5.500%, 01/15/2048 (D)	430,000	426,775
Norbord, Inc. 6.250%, 04/15/2023 (D)	185,000	195,406
Syngenta Finance NV
4.441%, 04/24/2023 (D)	635,000	659,858
5.676%, 04/24/2048 (D)	205,000	203,537
The Chemours Company 6.625%, 05/15/2023	514,000	531,666
The Dow Chemical Company
3.000%, 11/15/2022	270,000	273,620
4.125%, 11/15/2021	1,000,000	1,034,635
The Mosaic Company 4.250%, 11/15/2023	600,000	636,132
The Sherwin-Williams Company 4.200%, 01/15/2022	1,000,000	1,039,464
U.S. Concrete, Inc. 6.375%, 06/01/2024	105,000	109,463
		10,030,749
Real estate – 1.8%
American Homes 4 Rent LP 4.250%, 02/15/2028	415,000	429,883
American Tower Corp.
3.550%, 07/15/2027	662,000	674,483
4.700%, 03/15/2022	310,000	327,757
5.000%, 02/15/2024	670,000	737,298
5.900%, 11/01/2021	800,000	860,672
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	600,000	617,530
EPR Properties 5.750%, 08/15/2022	500,000	536,214
Equinix, Inc. 5.375%, 05/15/2027	275,000	294,792
ERP Operating LP 3.375%, 06/01/2025	300,000	313,630
Essex Portfolio LP 3.625%, 05/01/2027	500,000	519,091
HCP, Inc. 3.875%, 08/15/2024	800,000	838,325
Healthcare Trust of America Holdings LP 3.500%, 08/01/2026	500,000	504,951
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	740,365
National Retail Properties, Inc. 3.300%, 04/15/2023	660,000	674,166
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	522,373
Reckson Operating Partnership LP 7.750%, 03/15/2020	775,000	802,435
SBA Tower Trust 3.722%, 04/09/2048 (D)	608,000	626,966

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SL Green Operating Partnership LP 3.250%, 10/15/2022	$500,000	$506,482
The GEO Group, Inc. 6.000%, 04/15/2026	96,000	83,491
Ventas Realty LP 3.500%, 02/01/2025	343,000	354,935
VEREIT Operating Partnership LP 4.600%, 02/06/2024	397,000	421,381
Weingarten Realty Investors 3.375%, 10/15/2022	1,050,000	1,066,436
		12,453,656
Utilities – 1.3%
ABY Transmision Sur SA 6.875%, 04/30/2043 (D)	216,480	245,164
AmeriGas Partners LP 5.500%, 05/20/2025	250,000	263,125
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,333,350
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	754,155
CenterPoint Energy, Inc. 2.500%, 09/01/2022	240,000	240,698
Clearway Energy Operating LLC 5.375%, 08/15/2024	543,000	552,503
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) 01/29/2023 (D)(H)	555,000	566,100
Emera US Finance LP 3.550%, 06/15/2026	248,000	253,737
Empresa Electrica Angamos SA 4.875%, 05/25/2029 (D)	243,460	254,036
Greenko Dutch BV
4.875%, 07/24/2022 (D)	285,000	284,681
5.250%, 07/24/2024 (D)	215,000	211,281
Instituto Costarricense de Electricidad 6.375%, 05/15/2043 (D)	290,000	242,878
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (D)	170,000	192,566
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	660,000	688,723
NextEra Energy Operating Partners LP 4.500%, 09/15/2027 (D)	245,000	241,938
NRG Energy, Inc. 3.750%, 06/15/2024 (D)	270,000	277,254
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	750,000	786,388
PPL Capital Funding, Inc. 3.400%, 06/01/2023	1,160,000	1,188,487
Vistra Operations Company LLC 4.300%, 07/15/2029 (D)	520,000	527,501
		9,104,565
TOTAL CORPORATE BONDS (Cost $259,754,944)		$274,068,788
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
State Street Corp. (3 month LIBOR + 1.000%) 3.410%, 06/01/2077 (C)	132,000	100,320
SunTrust Preferred Capital I (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 07/29/2019 (C)(H)	425,000	350,625
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.617%, 07/29/2019 (C)(H)	$1,045,000	$854,288
		1,305,233
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,503,468)		$1,305,233
MUNICIPAL BONDS – 0.6%
New Jersey State Turnpike Authority 7.414%, 01/01/2040	1,885,000	2,916,001
The School District of Philadelphia
5.995%, 09/01/2030	315,000	388,241
6.765%, 06/01/2040	1,010,000	1,296,557
TOTAL MUNICIPAL BONDS (Cost $3,662,761)		$4,600,799
TERM LOANS (I) – 0.1%
Communication services – 0.0%
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%) 6.910%, 07/03/2026	194,000	187,453
Financials – 0.0%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%) 8.419%, 05/01/2023	199,500	186,449
Health care – 0.1%
Concentra, Inc., 2018 2nd Lien Term Loan (3 month LIBOR + 6.500%) 8.960%, 06/01/2023	344,999	346,724
TOTAL TERM LOANS (Cost $737,891)		$720,626
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.9%
Commercial and residential – 6.6%
Americold LLC
Series 2010-ARTA, Class C, 6.811%, 01/14/2029 (D)	1,350,000	1,413,938
Series 2010-ARTA, Class D, 7.443%, 01/14/2029 (D)	1,789,000	1,884,341
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1, 3.258%, 04/27/2048 (D)(J)	92,387	92,854
Series 2018-3, Class A1, 3.649%, 09/25/2048 (D)(J)	183,297	185,386
AOA Mortgage Trust Series 2015-1177, Class C 3.110%, 12/13/2029 (D)(J)	190,000	189,834
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (D)(J)	736,943	754,508
Series 2019-2, Class A1, 3.347%, 04/25/2049 (D)(J)	637,260	646,096
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class XC IO 0.029%, 10/10/2045 (D)	522,214	5
Bayview Commercial Asset Trust
Series 2005-1A, Class A2 (1 month LIBOR + 0.525%), 2.929%, 04/25/2035 (C)(D)	313,449	307,844
Series 2005-4A, Class A2 (1 month LIBOR + 0.390%), 2.794%, 01/25/2036 (C)(D)	175,351	169,935
Series 2006-2A, Class A2 (1 month LIBOR + 0.280%), 2.684%, 07/25/2036 (C)(D)	258,470	248,346

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%), 3.365%, 03/15/2037 (C)(D)	$353,000	$352,114
Series 2018-TALL, Class E (1 month LIBOR + 2.437%), 4.831%, 03/15/2037 (C)(D)	223,000	223,696
BBCMS Trust
Series 2015-MSQ, Class D, 4.123%, 09/15/2032 (D)(J)	205,000	208,540
Series 2015-SRCH, Class D, 5.122%, 08/10/2035 (D)(J)	329,000	356,918
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	484,869	495,243
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR5, Class X1 IO, 1.760%, 07/11/2042 (D)	138,613	17
Series 2004-T16, Class X1 IO, 1.322%, 02/13/2046 (D)	85,354	2,397
BENCHMARK Mortgage Trust
Series 2019-B10, Class A2, 3.614%, 03/15/2062	475,000	501,273
Series 2019-B11, Class A2, 3.410%, 05/15/2052	380,000	398,535
BWAY Mortgage Trust Series 2015-1740, Class XA IO 1.023%, 01/10/2035 (D)	3,705,000	85,463
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) 3.715%, 03/15/2037 (C)(D)	330,000	330,202
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) 4.144%, 12/15/2037 (C)(D)	121,000	121,755
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,800,000	1,918,492
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F 3.912%, 04/10/2028 (D)(J)	120,000	121,013
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) 4.544%, 07/15/2032 (C)(D)	254,000	254,000
CHL Mortgage Pass Through Trust Series 2004-HYB2, Class 4A 4.957%, 07/20/2034 (J)	535,932	549,375
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) 4.644%, 11/15/2036 (C)(D)	428,000	429,338
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month LIBOR + 2.500%), 4.894%, 07/15/2032 (C)(D)	103,000	101,586
Series 2018-C5, Class XA IO, 0.759%, 06/10/2051	9,974,665	500,203
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) 3.512%, 06/11/2032 (C)(D)	$153,000	$152,998
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.470%, 07/27/2048 (D)(J)	76,022	76,300
Series 2019-2, Class A1, 3.337%, 05/25/2049 (D)(J)	310,594	315,478
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (D)	1,400,000	1,457,360
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO, 1.806%, 08/15/2045	9,495,656	394,048
Series 2012-CR3 Class XA IO, 1.867%, 10/15/2045	10,883,256	549,466
Series 2013-CR8 Class AM, 3.955%, 06/10/2046 (D)(J)	1,000,000	1,043,808
Series 2014-CR15, Class C, 4.899%, 02/10/2047 (J)	800,000	862,068
Series 2014-CR15, Class XA IO, 1.095%, 02/10/2047	9,294,041	323,361
Series 2014-CR16, Class C, 5.093%, 04/10/2047 (J)	400,000	426,417
Series 2014-CR20, Class A3, 3.326%, 11/10/2047	685,000	713,788
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.448%, 05/10/2051	5,051,603	179,483
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B, 4.934%, 12/10/2044 (J)	108,000	112,807
Series 2012-LC4, Class XA IO, 2.290%, 12/10/2044 (D)	4,136,921	184,840
Series 2013-300P, Class D, 4.540%, 08/10/2030 (D)(J)	442,000	461,175
Series 2013-300P, Class E, 4.540%, 08/10/2030 (D)(J)	700,000	710,060
Series 2013-LC13, Class B, 5.009%, 08/10/2046 (D)(J)	114,000	122,984
Series 2014-LC15, Class C, 5.153%, 04/10/2047 (J)	400,000	428,184
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (D)	159,000	164,338
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.367%, 03/10/2047	4,439,496	190,064
Core Industrial Trust Series 2015-CALW, Class XA IO 0.939%, 02/10/2034 (D)	4,836,326	85,769
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO 0.883%, 02/15/2038 (D)	261,728	15

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) 3.994%, 05/15/2036 (C)(D)	$830,000	$832,338
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 3.290%, 07/19/2044 (C)	596,382	602,786
FREMF Mortgage Trust
Series 2011-K10, Class B, 4.622%, 11/25/2049 (D)(J)	1,000,000	1,023,629
Series 2011-K11, Class B, 4.418%, 12/25/2048 (D)(J)	875,000	896,686
Series 2017-K67, Class B, 4.079%, 09/25/2049 (D)(J)	445,000	463,092
Galton Funding Mortgage Trust Series 2018-1, Class A43 3.500%, 11/25/2057 (D)(J)	128,818	129,733
GCAT LLC Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (D)	653,130	656,348
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class XC IO 0.011%, 06/10/2048 (D)	3,800,677	3
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM 5.606%, 12/10/2049 (J)	156,063	127,488
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) 5.494%, 09/15/2034 (C)(D)	120,000	120,074
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM 5.830%, 07/10/2038 (J)	183,411	184,431
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO, 2.360%, 05/10/2045	2,703,720	103,396
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (D)(J)	859,800	889,058
Series 2015-590M, Class C, 3.932%, 10/10/2035 (D)(J)	215,000	219,891
Series 2016-RENT, Class D, 4.202%, 02/10/2029 (D)(J)	319,000	322,783
Series 2017-485L, Class C, 4.115%, 02/10/2037 (D)(J)	155,000	159,330
Series 2017-500K, Class F (1 month LIBOR + 1.800%), 4.194%, 07/15/2032 (C)(D)	58,000	57,747
Series 2019-GC39, Class A2, 3.457%, 05/10/2052	539,000	567,644
Series 2019-GC40, Class A2, 2.971%, 07/10/2052 (B)	445,000	458,331
Series 2005-GG4, Class XC IO, 1.590%, 07/10/2039 (D)	513,151	58
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (D)	14,688,673	250,263
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	14,657,195	244,091
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (D)	12,808,021	183,913
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Hilton Orlando Trust
Series 2018-ORL, Class B (1 month LIBOR + 1.050%), 3.444%, 12/15/2034 (C)(D)	$1,000,000	$999,669
Series 2018-ORL, Class D (1 month LIBOR + 1.700%), 4.094%, 12/15/2034 (C)(D)	145,000	145,269
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) 6.330%, 08/05/2034 (C)(D)	100,000	99,896
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (D)	172,000	180,037
Series 2017-APTS, Class CFX, 3.613%, 06/15/2034 (D)(J)	188,000	190,932
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO, 0.698%, 07/25/2035	2,128,110	82,267
Series 2005-AR8, Class AX2 IO, 0.686%, 05/25/2035	1,282,686	64,047
Series 2005-AR18, Class 1X IO, 0.544%, 10/25/2036	2,228,483	117,104
Series 2005-AR18, Class 2X IO, 0.075%, 10/25/2036	2,693,038	81,770
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.279%, 05/15/2048 (D)(J)	200,000	207,320
Series 2013-IRV, Class XA IO, 1.211%, 05/15/2048 (D)	9,728,397	209,499
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO 0.693%, 08/15/2046	6,401,465	132,490
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class X IO, 0.285%, 05/15/2045	1,370,600	1,526
Series 2011-C3A, Class XA IO, 1.135%, 02/15/2046 (D)	9,491,409	125,671
Series 2011-C4, Class XA IO, 1.371%, 07/15/2046 (D)	7,194,837	125,942
Series 2012-HSBC, Class XA IO, 1.582%, 07/05/2032 (D)	10,312,534	395,299
Series 2015-MAR7, Class C, 4.490%, 06/05/2032 (D)	253,000	258,336
Series 2018-PHH, Class A (1 month LIBOR + 0.910%), 3.304%, 06/15/2035 (C)(D)	225,000	225,068
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 3.744%, 05/15/2036 (C)(D)	185,000	185,230
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class XCL IO 0.104%, 02/15/2040 (D)	738,333	87
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.836%, 04/21/2034 (J)	143,737	148,762
Series 2004-8, Class 5A1, 4.682%, 08/25/2034 (J)	309,811	318,292

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	$300,114	$322,077
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 2.864%, 03/25/2030 (C)	30,175	29,549
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO, 0.060%, 02/12/2051 (D)	5,005,272	50
Series 2005-CIP1, Class XC IO, 0.010%, 07/12/2038 (D)	3,875,803	299
Series 2006-C2, Class X IO, 0.034%, 08/12/2043 (D)	451,071	13
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.615%, 08/15/2045 (D)	10,377,664	368,157
Series 2012-C6, Class XA IO, 1.769%, 11/15/2045 (D)	6,089,125	260,445
Series 2013-C7, Class AS, 3.214%, 02/15/2046	1,000,000	1,015,479
Series 2013-C7, Class XA IO, 1.487%, 02/15/2046	11,011,378	445,093
Series 2014-C17, Class XA IO, 1.278%, 08/15/2047	12,436,129	526,539
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO, 0.811%, 07/15/2049 (D)	9,564,978	77,732
Series 2012-C4, Class AS, 3.773%, 03/15/2045	2,371,500	2,440,110
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 3.794%, 11/15/2034 (C)(D)	368,000	367,770
Series 2005-IQ9, Class X1 IO, 0.866%, 07/15/2056 (D)	3,316,809	231
MSCG Trust Series 2016-SNR, Class D 6.550%, 11/15/2034 (D)	254,150	256,971
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.917%, 11/15/2032 (D)(J)	135,000	137,806
Series 2018-ALXA, Class C, 4.460%, 01/15/2043 (D)(J)	168,000	181,976
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (D)	90,000	93,443
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO 1.794%, 12/25/2045	2,639,827	199,346
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA 3.500%, 08/25/2058	581,299	603,335
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.200%) 2.583%, 05/20/2035 (C)	69,390	68,698
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 3.793%, 03/25/2048 (D)(J)	151,613	154,140
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.769%, 07/15/2027 (D)(J)	$57,251	$55,811
UBS Commercial Mortgage Trust Series 2012-C1, Class B 4.822%, 05/10/2045	55,000	57,647
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.474%, 05/10/2063 (D)	6,162,563	207,666
Verus Securitization Trust Series 2018-3, Class A1 4.108%, 10/25/2058 (D)(J)	466,581	476,690
VNDO Mortgage Trust Series 2013-PENN, Class D 4.079%, 12/13/2029 (D)(J)	417,000	420,225
Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Class XC IO 0.177%, 03/15/2042 (D)	239,746	953
WaMu Mortgage Pass Through Certificates
Series 2004-AR8, Class A2 (1 month LIBOR + 0.400%), 2.804%, 06/25/2044 (C)	455,746	462,779
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%), 2.774%, 01/25/2045 (C)	708,510	703,185
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%), 3.244%, 07/25/2045 (C)	483,933	485,604
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%), 3.124%, 07/25/2045 (C)	386,570	384,804
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	277,255	270,272
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C, 2.800%, 03/18/2028 (D)(J)	344,000	342,591
Series 2017-SMP, Class D (1 month LIBOR + 1.650%), 4.044%, 12/15/2034 (C)(D)	95,000	94,670
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3, Class 1A2 4.804%, 03/25/2035 (J)	295,319	300,774
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO, 1.495%, 03/15/2044 (D)	12,920,074	244,237
Series 2012-C10, Class XA IO, 1.703%, 12/15/2045 (D)	6,184,247	276,545
Series 2012-C9, Class XA IO, 2.065%, 11/15/2045 (D)	7,222,123	376,446
Series 2013-C15, Class B, 4.622%, 08/15/2046 (J)	58,000	61,526
Series 2013-C16, Class B, 5.194%, 09/15/2046 (J)	74,000	80,206
		47,437,574

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 2.3%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	$1,861,766	$237,966
Series 3387, Class SB IO, 4.026%, 11/15/2037	1,412,130	204,734
Series 3632, Class AP, 3.000%, 02/15/2040	1,178,958	1,205,764
Series 3830, Class NI IO, 4.500%, 01/15/2036	92,017	127
Series K005, Class AX IO, 1.341%, 11/25/2019	11,985,679	43,229
Series K011, Class X1 IO, 0.174%, 11/25/2020	46,042,395	132,993
Series K014, Class X1 IO, 1.149%, 04/25/2021	8,964,725	160,278
Series K015, Class X1 IO, 1.564%, 07/25/2021	9,039,670	244,820
Series K018, Class X1 IO, 1.338%, 01/25/2022	3,424,005	91,620
Series K021, Class A2, 2.396%, 06/25/2022	1,000,000	1,008,070
Series K021, Class X1 IO, 1.436%, 06/25/2022	11,888,874	435,154
Series K022, Class X1 IO, 1.226%, 07/25/2022	4,994,778	157,451
Series K026, Class X1 IO, 0.990%, 11/25/2022	10,312,189	289,010
Series KAIV, Class X1 IO, 1.259%, 06/25/2021	29,495,108	528,676
Series KIR3, Class A1, 3.038%, 08/25/2027	760,000	787,788
Series KS01, Class X1 IO, 1.301%, 01/25/2023	6,583,452	193,960
Series T-41, Class 3A, 5.422%, 07/25/2032 (J)	59,496	65,382
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	9,226	10,420
Series 2010-15, Class KA, 4.000%, 03/25/2039	228,442	231,719
Series 2011-41, Class KA, 4.000%, 01/25/2041	327,281	337,808
Series 2011-86, Class NA, 4.000%, 01/25/2041	523,557	533,425
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	2,005,658	241,797
Series 2012-21, Class PA, 2.000%, 03/25/2041	2,749,451	2,759,033
Series 2012-38, Class PA, 2.000%, 09/25/2041	942,195	939,518
Series 2012-M5, Class X IO, 0.523%, 02/25/2022	13,312,606	145,078
Series 2002-W3, Class A5, 7.500%, 11/25/2041	65,766	77,404
Government National Mortgage Association
Series 2008-90, Class IO, 1.876%, 12/16/2050	2,645,750	534,743
Series 2010-147, Class SA IO, 3.787%, 05/20/2040	1,663,532	152,525
Series 2010-85, Class SB IO, 4.119%, 03/16/2040	1,765,783	260,154
Series 2012-114, Class IO, 0.767%, 01/16/2053	777,086	35,729
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2012-120, Class IO, 0.780%, 02/16/2053	$9,180,770	$444,985
Series 2012-70, Class IO, 0.451%, 08/16/2052	5,350,075	79,411
Series 2015-41, Class IO, 0.622%, 09/16/2056	9,463,051	426,014
Series 2016-174, Class IO, 0.914%, 11/16/2056	920,008	70,428
Series 2017-109, Class IO, 0.610%, 04/16/2057	3,485,783	185,027
Series 2017-124, Class IO, 0.706%, 01/16/2059	2,741,813	177,078
Series 2017-135, Class IO, 0.839%, 10/16/2058	2,810,810	187,821
Series 2017-140, Class IO, 0.609%, 02/16/2059	2,519,047	146,976
Series 2017-159, Class IO, 0.545%, 06/16/2059	3,237,833	169,013
Series 2017-169, Class IO, 0.733%, 01/16/2060	5,078,066	320,305
Series 2017-20, Class IO, 0.747%, 12/16/2058	5,482,970	338,201
Series 2017-22, Class IO, 1.022%, 12/16/2057	708,469	61,574
Series 2017-41, Class IO, 0.793%, 07/16/2058	1,943,847	132,739
Series 2017-46, Class IO, 0.620%, 11/16/2057	1,708,454	98,978
Series 2017-61, Class IO, 0.769%, 05/16/2059	2,492,235	175,881
Series 2018-081, Class IO, 0.448%, 01/16/2060	623,096	32,948
Series 2018-158, Class IO, 0.726%, 05/16/2061	3,502,769	266,159
Series 2018-35, Class IO, 0.526%, 03/16/2060	4,154,285	229,920
Series 2018-43, Class IO, 0.576%, 05/16/2060	4,695,207	266,233
Series 2018-69, Class IO, 0.536%, 04/16/2060	2,883,841	168,667
Series 2018-9, Class IO, 0.558%, 01/16/2060	3,075,097	170,363
		16,195,096
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,239,839)		$63,632,670
ASSET BACKED SECURITIES – 9.6%
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) 2.553%, 06/22/2037 (C)	169,930	163,500
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) 2.721%, 08/25/2037 (C)	759,237	738,613
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) 2.821%, 05/25/2036 (C)	278,099	273,919
Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/2023	1,170,000	1,177,376

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Americredit Automobile Receivables Trust
Series 2018-2, Class C 3.590%, 06/18/2024	$200,000	$205,754
Series 2018-3, Class C 3.740%, 10/18/2024	211,000	218,218
Ameriquest Mortgage Securities, Inc. Series 2005-R10, Class M1 (1 month LIBOR + 0.410%) 2.814%, 01/25/2036 (C)	349,674	349,885
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.510%, 08/25/2027 (J)	223	230
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (D)	541,000	546,694
Arby's Funding LLC Series 2015-1A, Class A2 4.969%, 10/30/2045 (D)	463,200	481,830
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (D)	900,000	926,151
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.450%, 03/20/2023 (D)	280,000	286,729
BA Credit Card Trust Series 2017-A1, Class A1 1.950%, 08/15/2022	3,730,000	3,722,357
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (D)	287,225	291,812
Business Loan Express SBA Loan Trust Series 2005-1A, Class A (1 month LIBOR + 0.300%) 2.704%, 06/27/2033 (C)(D)	312,212	296,246
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8 2.050%, 08/15/2023	3,500,000	3,498,675
Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 2.904%, 09/16/2024 (C)	3,123,000	3,141,969
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 3.604%, 01/25/2035 (C)	156,736	149,148
Chase Issuance Trust Series 2016-A3, Class A3 (1 month LIBOR + 0.550%) 2.944%, 06/15/2023 (C)	4,500,000	4,531,920
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3 1.920%, 04/07/2022	3,000,000	2,993,587
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 2.782%, 08/08/2024 (C)	3,000,000	3,006,893
Series 2018-A1, Class A1 2.490%, 01/20/2023	1,235,000	1,243,314
CLI Funding LLC Series 2018-1A, Class A 4.030%, 04/18/2043 (D)	518,492	532,837
CNH Equipment Trust
Series 2017-C, Class A3 2.080%, 02/15/2023	320,000	319,500
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CNH Equipment Trust (continued)
Series 2018-B, Class A3 3.190%, 11/15/2023	$455,000	$463,009
Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, 04/25/2047 (D)	450,800	461,432
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) 2.797%, 03/28/2035 (C)	240,000	232,009
Conseco Finance Corp. Series 1996-10, Class M1 7.240%, 11/15/2028 (J)	229,467	241,539
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	6,916	4,082
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (D)	2,560,000	2,630,520
Cronos Containers Program I, Ltd. Series 2013-1A, Class A 3.080%, 04/18/2028 (D)	690,000	691,852
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B 4.592%, 02/25/2035	62,446	62,567
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (D)	211,775	215,049
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (D)	226,550	230,617
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (D)	1,145,000	1,169,411
DLL LLC Series 2018-ST2, Class A3 3.460%, 01/20/2022 (D)	370,000	375,399
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	609,150	632,590
Series 2017-1A, Class A2II 3.082%, 07/25/2047 (D)	982,500	983,984
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (D)	627,250	648,564
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (D)	487,000	493,394
Equity One ABS, Inc.
Series 2004-1, Class M2 5.615%, 04/25/2034	88,143	90,291
Series 2004-1, Class M3 5.760%, 04/25/2034	183,320	182,454
Evergreen Credit Card Trust Series 2018-1, Class A 2.950%, 03/15/2023 (D)	675,000	684,342
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, 04/30/2047 (D)	196,000	201,463
Ford Credit Auto Owner Trust
Series 2017-B, Class A4 1.870%, 09/15/2022	102,000	101,536
Series 2017-C, Class A4 2.160%, 03/15/2023	410,000	409,354
Series 2018-B, Class A3 3.240%, 04/15/2023	425,000	433,366

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1 2.160%, 09/15/2022	$685,000	$684,116
Series 2018-3, Class A1 3.520%, 10/15/2023	825,000	848,417
Series 2019-2, Class A 3.320%, 04/15/2026	273,000	281,255
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A 2.900%, 04/15/2026 (D)	645,000	658,510
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) 2.721%, 08/25/2044 (C)	1,007,000	981,669
Golden Credit Card Trust Series 2018-1A, Class A 2.620%, 01/15/2023 (D)	610,000	613,874
GSRPM Mortgage Loan Trust Series 2006-1, Class A1 (1 month LIBOR + 0.300%) 2.704%, 03/25/2035 (C)(D)	229,441	228,637
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (D)	480,074	482,588
Series 2018-AA, Class A 3.540%, 02/25/2032 (D)	149,736	154,206
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4 1.870%, 09/15/2023	185,000	184,387
Series 2017-3, Class A4 1.980%, 11/20/2023	155,000	154,681
Hyundai Auto Receivables Trust Series 2018-B, Class A3 3.200%, 12/15/2022	329,000	335,026
InSite Issuer LLC
Series 2016-1A, Class A 2.883%, 11/15/2046 (D)	750,000	752,367
Series 2016-1A, Class B 4.557%, 11/15/2046 (D)	500,000	512,987
Jack In The Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (D)	230,000	230,000
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (D)	230,000	230,000
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) 2.822%, 10/27/2042 (C)	305,331	292,605
Long Beach Mortgage Loan Trust Series 2004-1, Class M3 (1 month LIBOR + 1.050%) 3.454%, 02/25/2034 (C)	66,589	66,381
MelTel Land Funding LLC Series 2019-1A, Class A 3.768%, 04/15/2049 (D)	257,000	263,106
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.500%, 08/25/2058 (D)(J)	236,279	242,390
MMAF Equipment Finance LLC
Series 2017-B, Class A3 2.210%, 10/17/2022 (D)	387,000	386,880
Series 2019-A, Class A3 3.270%, 11/13/2023 (D)	324,000	327,497
MVW Owner Trust
Series 2015-1A, Class A 2.520%, 12/20/2032 (D)	43,107	43,030
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
MVW Owner Trust (continued)
Series 2018-1A, Class A 3.450%, 01/21/2036 (D)	$375,247	$385,693
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (D)	492,928	508,850
Nelnet Student Loan Trust Series 2006-1, Class A6 (3 month LIBOR + 0.450%) 2.974%, 08/23/2036 (C)(D)	660,000	642,059
New Residential Mortgage LLC
Series 2018-FNT1, Class A 3.610%, 05/25/2023 (D)	274,114	278,992
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (D)	147,837	151,438
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 2.540%, 04/18/2022 (D)	498,000	498,169
Series 2018-1A, Class A2 3.220%, 02/15/2023 (D)	175,000	177,403
Series 2018-2A, Class A2 3.690%, 10/15/2023 (D)	350,000	359,457
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A4 1.950%, 10/16/2023	365,000	363,825
Series 2018-C, Class A3 3.220%, 06/15/2023	728,000	744,569
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (D)	119,960	120,539
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (D)	475,058	478,313
Option One Mortgage Loan Trust Series 2004-1, Class M1 (1 month LIBOR + 0.900%) 3.304%, 01/25/2034 (C)	304,665	302,255
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (D)	185,000	189,932
PFS Financing Corp. Series 2018-B, Class A 2.890%, 02/15/2023 (D)	420,000	423,771
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	141,294	145,192
Santander Drive Auto Receivables Trust
Series 2018-2, Class C 3.350%, 07/17/2023	200,000	201,876
Series 2018-3, Class C 3.510%, 08/15/2023	485,000	491,185
SCF Equipment Leasing LLC Series 2019-1A, Class A2 3.230%, 10/20/2024 (D)	186,000	188,656
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A 3.500%, 06/20/2035 (D)	114,780	118,014
Series 2019-1A, Class A 3.200%, 01/20/2036 (D)	267,697	274,215
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) 2.700%, 06/15/2039 (C)	152,201	147,841
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (D)	203,271	204,349

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2019-B, Class A2A 2.840%, 06/15/2037 (D)	$591,000	$595,278
Sonic Capital LLC Series 2016-1A, Class A2 4.472%, 05/20/2046 (D)	97,926	99,418
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) 2.772%, 10/28/2037 (C)(D)	799,061	783,531
Taco Bell Funding LLC
Series 2016-1A, Class A2II 4.377%, 05/25/2046 (D)	686,000	697,058
Series 2018-1A, Class A2I 4.318%, 11/25/2048 (D)	565,160	586,235
TAL Advantage V LLC Series 2014-1A, Class A 3.510%, 02/22/2039 (D)	417,667	423,667
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A 4.110%, 07/20/2043 (D)	85,928	86,746
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.925%, 10/25/2053 (D)(J)	105,000	108,729
Series 2015-2, Class 1M2 3.774%, 11/25/2060 (D)(J)	245,000	251,178
Series 2015-6, Class M2 3.750%, 04/25/2055 (D)(J)	1,000,000	1,038,951
Series 2016-5, Class A1 2.500%, 10/25/2056 (D)(J)	209,704	209,279
Series 2017-1, Class A1 2.750%, 10/25/2056 (D)(J)	75,804	76,096
Series 2017-2, Class A1 2.750%, 04/25/2057 (D)(J)	65,943	66,049
Series 2018-1, Class A1 3.000%, 01/25/2058 (D)(J)	165,904	167,627
Series 2018-3, Class A1 3.750%, 05/25/2058 (D)(J)	285,138	295,691
Series 2018-4, Class A1 3.000%, 06/25/2058 (D)(J)	473,833	480,837
Series 2018-5, Class A1A 3.250%, 07/25/2058 (D)(J)	87,813	89,275
Series 2018-6, Class A1A 3.750%, 03/25/2058 (D)(J)	798,042	819,552
Series 2019-1, Class A1 3.750%, 03/25/2058 (D)(J)	333,265	347,890
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.560%, 11/25/2031 (D)	990,000	1,001,107
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4 1.980%, 12/15/2022	320,000	319,432
Series 2018-C, Class A3 3.020%, 12/15/2022	555,000	564,103
Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/2043 (D)	293,125	299,909
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.072%, 02/16/2043 (D)	266,400	273,711
VB-S1 Issuer LLC
Series 2016-1A, Class D 4.459%, 06/15/2046 (D)	500,000	506,630
Series 2016-1A, Class F 6.901%, 06/15/2046 (D)	250,000	260,018
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Verizon Owner Trust Series 2016-1A, Class A 1.420%, 01/20/2021 (D)	$123,206	$123,102
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (D)	252,583	252,047
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) 2.820%, 04/25/2040 (C)(D)	82,486	77,454
Westgate Resorts LLC
Series 2015-2A, Class B 4.000%, 07/20/2028 (D)	78,391	78,224
Series 2016-1A, Class A 3.500%, 12/20/2028 (D)	31,684	31,809
Series 2017-1A, Class A 3.050%, 12/20/2030 (D)	216,005	216,188
Westlake Automobile Receivables Trust Series 2019-1A, Class C 4.050%, 03/15/2024 (D)	260,000	263,804
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3 3.190%, 12/15/2021	380,000	386,097
TOTAL ASSET BACKED SECURITIES (Cost $68,166,777)		$68,963,905
PREFERRED SECURITIES – 0.1%
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	2,216	193,900
Financials – 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.303% (C)	8,934	233,445
Wells Fargo & Company, Series L, 7.500%	55	75,031
		308,476
Utilities – 0.0%
Dominion Energy, Inc., 7.250%	550	56,958
DTE Energy Company, 6.500%	2,347	131,901
		188,859
TOTAL PREFERRED SECURITIES (Cost $673,582)		$691,235
SECURITIES LENDING COLLATERAL – 0.6%
John Hancock Collateral Trust, 2.4614% (K)(L)	433,793	4,341,142
TOTAL SECURITIES LENDING COLLATERAL (Cost $4,341,239)		$4,341,142
SHORT-TERM INVESTMENTS – 11.8%
U.S. Government Agency – 0.4%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	$745,000	745,000
Federal Home Loan Bank Discount Note 2.000%, 07/01/2019 *	1,942,000	1,942,000
		2,687,000
Money market funds – 10.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (K)	74,720,017	74,720,017

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.0%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $5,748,149 on 7-1-19, collateralized by $4,797,400 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $5,863,135, including interest)	$5,747,000	$5,747,000
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $1,765,191 on 7-1-19, collateralized by $1,760,000 U.S. Treasury Notes, 2.375% due 3-15-22 (valued at $1,803,043, including interest)	1,765,000	1,765,000
		7,512,000
TOTAL SHORT-TERM INVESTMENTS (Cost $84,919,017)		$84,919,017
Total Investments (Active Bond Trust) (Cost $774,265,942) – 110.9%		$796,349,055
Other assets and liabilities, net – (10.9%)		(78,524,905)
TOTAL NET ASSETS – 100.0%		$717,824,150
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $117,107,995 or 16.3% of the fund's net assets as of 6-30-19.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	The rate shown is the annualized seven-day yield as of 6-30-19.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Active Bond Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 57.8%
U.S. Government – 28.0%
U.S. Treasury Bonds
2.750%, 08/15/2047 to 11/15/2047	$20,602,000	$21,472,124
2.875%, 08/15/2045 to 05/15/2049	12,683,000	13,542,626
3.000%, 05/15/2047 to 02/15/2049	26,770,000	29,300,925
6.000%, 02/15/2026	2,328,000	2,924,914
U.S. Treasury Notes
1.125%, 02/28/2021	17,582,000	17,380,082
1.375%, 08/31/2020 to 01/31/2021	21,397,000	21,249,245
1.625%, 04/30/2023 to 02/15/2026	7,438,000	7,360,770
1.750%, 05/31/2022 to 06/30/2024	11,385,000	11,386,886
2.000%, 04/30/2024 to 08/15/2025	7,470,000	7,546,251
2.125%, 05/31/2021 to 05/31/2026	20,425,000	20,581,850
2.250%, 03/31/2021 to 11/15/2025	20,223,000	20,457,536
2.500%, 12/31/2020 to 02/28/2021	15,671,000	15,831,495
2.500%, 05/15/2029 (A)	14,015,000	14,474,867
2.625%, 07/31/2020 to 02/15/2029	27,169,000	27,992,523
2.750%, 09/30/2020 to 08/31/2025	45,947,000	47,413,684
2.875%, 05/31/2025 to 08/15/2028	13,754,000	14,668,468
3.125%, 11/15/2028	11,634,000	12,753,773
		306,338,019
U.S. Government Agency – 29.8%
Federal Home Loan Mortgage Corp.
3.000%, 05/01/2047 to 06/01/2049	1,915,592	1,939,874
3.500%, 05/01/2046 to 07/01/2049	21,992,195	22,683,477
4.000%, 01/01/2035 to 05/01/2049	1,499,917	1,574,078
4.500%, 06/01/2039 to 07/01/2039	116,046	122,976
5.000%, 06/01/2044 to 12/01/2048	2,792,271	3,064,759
Federal National Mortgage Association
2.615%, (12 month LIBOR + 1.584%), 05/01/2045 (B)	815,549	820,000
2.663%, (12 month LIBOR + 1.586%), 01/01/2046 (B)	4,036,477	4,061,274
2.747%, (12 month LIBOR + 1.578%), 06/01/2045 (B)	1,123,000	1,131,844
2.953%, (12 month LIBOR + 1.599%), 08/01/2047 (B)	810,691	823,597
3.000%, TBA (C)	400,000	403,312
3.126%, (12 month LIBOR + 1.620%), 03/01/2047 (B)	1,233,541	1,262,510
3.500%, TBA (C)	40,000,000	40,884,402
3.500%, 09/01/2033 to 06/01/2049	36,608,948	37,823,109
4.000%, TBA (C)	10,300,000	10,644,562
4.000%, 07/01/2033 to 06/01/2049	38,023,541	39,782,354
4.500%, 05/01/2034 to 06/01/2049	26,095,117	27,949,800
4.500%, 05/01/2049 (C)	2,666,574	2,900,423
5.000%, 07/01/2044 to 06/01/2049	26,258,077	28,769,177
5.500%, 06/01/2049 (C)	3,691,000	4,106,526
Government National Mortgage Association
3.500%, TBA (C)	6,200,000	6,403,711
3.500%, 05/20/2046 to 01/20/2048	10,127,283	10,504,367
4.000%, 10/20/2047 to 06/20/2049	23,366,270	24,377,569
4.500%, 08/15/2047 to 05/20/2049	12,295,146	12,975,646
5.000%, TBA (C)	1,200,000	1,254,375
5.000%, 12/20/2039 to 07/20/2049	36,980,360	38,920,673

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
5.000%, 03/20/2049 (C)	$745,000	$795,753
		325,980,148
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $624,597,231)		$632,318,167
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Colombia – 0.0%
Republic of Colombia 5.200%, 05/15/2049	343,000	388,880
Indonesia – 0.0%
Republic of Indonesia 3.400%, 09/18/2029	466,000	468,224
Mexico – 0.4%
Government of Mexico
4.500%, 04/22/2029	3,239,000	3,472,208
4.600%, 02/10/2048	632,000	652,540
		4,124,748
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (D)	497,000	551,675
Qatar – 0.1%
State of Qatar 3.375%, 03/14/2024 (D)	502,000	518,566
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,752,139)		$6,052,093
CORPORATE BONDS – 24.2%
Communication services – 2.0%
America Movil SAB de CV
3.625%, 04/22/2029	508,000	525,932
4.375%, 04/22/2049	398,000	428,133
AT&T, Inc.
3.400%, 05/15/2025	752,000	772,641
3.800%, 02/15/2027	300,000	311,677
4.300%, 02/15/2030	262,000	279,777
4.350%, 03/01/2029	574,000	615,780
4.850%, 03/01/2039	369,000	395,780
5.150%, 02/15/2050	679,000	747,281
5.250%, 03/01/2037	220,000	246,703
5.350%, 12/15/2043	185,000	202,913
5.375%, 10/15/2041	295,000	327,323
5.450%, 03/01/2047	266,000	305,262
5.700%, 03/01/2057	220,000	258,693
Charter Communications Operating LLC 4.464%, 07/23/2022	361,000	379,216
Comcast Corp.
3.300%, 10/01/2020	2,098,000	2,125,724
3.450%, 10/01/2021	929,000	955,673
3.700%, 04/15/2024	741,000	786,093
3.950%, 10/15/2025	669,000	721,347
4.000%, 03/01/2048	561,000	592,878
4.150%, 10/15/2028	843,000	929,163
4.600%, 10/15/2038	937,000	1,071,921
4.700%, 10/15/2048	188,000	220,311
4.950%, 10/15/2058	280,000	341,258
Discovery Communications LLC
4.125%, 05/15/2029	519,000	537,698
5.300%, 05/15/2049	680,000	730,690
Fox Corp.
4.030%, 01/25/2024 (D)	394,000	418,893
4.709%, 01/25/2029 (D)	263,000	293,402
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Fox Corp. (continued)
5.576%, 01/25/2049 (D)	$421,000	$513,227
Telefonica Emisiones SA 5.520%, 03/01/2049	335,000	387,522
The Walt Disney Company 4.950%, 10/15/2045 (D)	357,000	442,078
Time Warner Cable LLC 6.550%, 05/01/2037	262,000	302,479
TWDC Enterprises 18 Corp. 4.125%, 06/01/2044 (A)	188,000	213,673
Verizon Communications, Inc.
4.016%, 12/03/2029 (D)	199,000	215,541
4.125%, 08/15/2046	1,089,000	1,135,465
4.272%, 01/15/2036	354,000	383,092
4.329%, 09/21/2028	1,011,000	1,118,000
4.400%, 11/01/2034	801,000	887,371
4.522%, 09/15/2048	183,000	204,392
4.672%, 03/15/2055	98,000	110,858
5.012%, 04/15/2049	183,000	217,694
5.500%, 03/16/2047	357,000	450,865
Viacom, Inc. 5.850%, 09/01/2043	312,000	368,107
		22,472,526
Consumer discretionary – 0.7%
Ford Motor Company 4.750%, 01/15/2043	1,626,000	1,414,769
Ford Motor Credit Company LLC
3.815%, 11/02/2027 (A)	434,000	415,626
5.113%, 05/03/2029	391,000	399,661
General Motors Company 5.950%, 04/01/2049	977,000	1,026,100
GLP Capital LP 5.300%, 01/15/2029	388,000	418,167
Lowe's Companies, Inc. 3.650%, 04/05/2029	1,761,000	1,839,664
McDonald's Corp. 4.450%, 09/01/2048	408,000	446,869
Starbucks Corp.
3.750%, 12/01/2047	129,000	126,734
3.800%, 08/15/2025	40,000	42,588
4.450%, 08/15/2049	185,000	202,336
4.500%, 11/15/2048	406,000	445,239
The Home Depot, Inc. 4.500%, 12/06/2048	554,000	653,988
		7,431,741
Consumer staples – 2.2%
Altria Group, Inc.
4.400%, 02/14/2026	398,000	425,448
4.800%, 02/14/2029	394,000	424,966
5.950%, 02/14/2049	195,000	221,761
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	771,000	810,915
4.900%, 02/01/2046	1,405,000	1,561,609
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	1,163,000	1,258,596
4.900%, 01/23/2031	658,000	760,742
5.550%, 01/23/2049	441,000	537,749
BAT Capital Corp.
2.297%, 08/14/2020	568,000	566,666
3.222%, 08/15/2024	585,000	589,743
4.540%, 08/15/2047	117,000	108,399
Constellation Brands, Inc.
3.200%, 02/15/2023	186,000	190,093
3.500%, 05/09/2027	266,000	272,855
3.600%, 02/15/2028	588,000	606,049

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Constellation Brands, Inc. (continued)
3.700%, 12/06/2026	$314,000	$328,584
4.400%, 11/15/2025	58,000	63,135
Costco Wholesale Corp.
2.750%, 05/18/2024	958,000	983,725
3.000%, 05/18/2027	1,266,000	1,310,723
Danone SA
2.589%, 11/02/2023 (D)	306,000	307,546
2.947%, 11/02/2026 (D)	2,709,000	2,702,541
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,120,000	1,121,425
3.000%, 06/01/2026	308,000	299,591
4.375%, 06/01/2046	360,000	341,669
5.200%, 07/15/2045	131,000	137,232
Mars, Inc. 4.125%, 04/01/2054 (D)	474,000	509,759
Nestle Holdings, Inc.
3.100%, 09/24/2021 (D)	439,000	447,994
3.350%, 09/24/2023 (D)	572,000	595,678
3.500%, 09/24/2025 (D)	878,000	931,729
3.900%, 09/24/2038 (D)	483,000	527,688
4.000%, 09/24/2048 (D)	154,000	170,456
Reynolds American, Inc. 5.850%, 08/15/2045	491,000	528,906
Walmart, Inc.
3.250%, 07/08/2029	1,000,000	1,054,318
3.550%, 06/26/2025	971,000	1,036,921
3.700%, 06/26/2028	1,929,000	2,105,524
4.050%, 06/29/2048	189,000	216,449
		24,057,184
Energy – 2.8%
Anadarko Finance Company 7.500%, 05/01/2031	194,000	257,143
Anadarko Petroleum Corp.
4.850%, 03/15/2021	335,000	346,705
6.600%, 03/15/2046	197,000	255,670
Andeavor Logistics LP
3.500%, 12/01/2022	428,000	437,968
5.200%, 12/01/2047	531,000	561,629
BP Capital Markets America, Inc.
3.410%, 02/11/2026	1,020,000	1,068,348
3.796%, 09/21/2025	1,123,000	1,197,738
3.937%, 09/21/2028	2,306,000	2,510,505
Cimarex Energy Company 4.375%, 03/15/2029 (A)	1,095,000	1,162,116
Devon Energy Corp. 5.600%, 07/15/2041	625,000	741,207
Ecopetrol SA 5.875%, 05/28/2045	361,000	399,230
Enbridge, Inc. 2.900%, 07/15/2022	794,000	805,420
Encana Corp.
6.500%, 02/01/2038	383,000	464,264
6.625%, 08/15/2037	346,000	428,857
Energy Transfer Operating LP
5.250%, 04/15/2029	329,000	367,919
5.500%, 06/01/2027	655,000	731,878
5.875%, 01/15/2024	1,101,000	1,223,628
6.125%, 12/15/2045	186,000	212,936
6.250%, 04/15/2049	568,000	672,324
Enterprise Products Operating LLC
3.125%, 07/31/2029	1,241,000	1,247,404
4.200%, 01/31/2050	677,000	695,408
Hess Corp.
4.300%, 04/01/2027	119,000	123,385
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Hess Corp. (continued)
5.800%, 04/01/2047	$68,000	$76,006
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	271,000	305,844
6.950%, 01/15/2038	186,000	238,290
7.300%, 08/15/2033	60,000	79,020
Kinder Morgan, Inc.
5.000%, 02/15/2021 (D)	1,141,000	1,183,163
5.550%, 06/01/2045	509,000	588,569
Marathon Oil Corp.
4.400%, 07/15/2027	391,000	415,185
5.200%, 06/01/2045	391,000	435,112
6.600%, 10/01/2037	100,000	123,436
Marathon Petroleum Corp. 4.750%, 09/15/2044	405,000	417,299
MPLX LP
4.125%, 03/01/2027	449,000	469,818
4.700%, 04/15/2048	172,000	175,939
5.500%, 02/15/2049	498,000	563,449
Noble Energy, Inc. 5.050%, 11/15/2044	527,000	560,003
Petroleos Mexicanos
2.378%, 04/15/2025	825,000	831,612
2.460%, 12/15/2025	2,106,650	2,128,880
6.350%, 02/12/2048	1,420,000	1,219,070
6.750%, 09/21/2047	709,000	631,365
Saudi Arabian Oil Company 4.375%, 04/16/2049 (D)	964,000	976,443
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/2022 (D)	749,000	754,592
Shell International Finance BV 3.250%, 05/11/2025	794,000	830,372
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	478,000	493,890
5.400%, 10/01/2047	183,000	194,412
The Williams Companies, Inc.
3.900%, 01/15/2025	269,000	281,967
5.750%, 06/24/2044	225,000	262,334
Western Midstream Operating LP 5.500%, 08/15/2048	389,000	368,806
		30,516,558
Financials – 6.7%
American Express Company
2.750%, 05/20/2022	1,228,000	1,242,587
3.125%, 05/20/2026	1,228,000	1,260,291
American International Group, Inc.
4.200%, 04/01/2028	574,000	613,456
4.250%, 03/15/2029	374,000	401,833
4.375%, 01/15/2055	288,000	289,533
4.500%, 07/16/2044	315,000	332,600
Aon Corp. 3.750%, 05/02/2029	451,000	470,293
Banco Santander SA
2.706%, 06/27/2024	1,400,000	1,403,080
3.306%, 06/27/2029	400,000	402,455
Bank of America Corp. (2.328% to 10-01-20, then 3 month LIBOR + 0.630%) 10/01/2021	1,671,000	1,668,682
Bank of America Corp. (3.093% to 10-01-24, then 3 month LIBOR + 1.090%) 10/01/2025	3,464,000	3,547,627
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,639,000	1,687,798

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3.458% to 3-15-24, then 3 month LIBOR + 0.970%) 03/15/2025	$2,956,000	$3,066,618
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%) 04/23/2027	1,172,000	1,220,824
Bank of America Corp. (4.244% to 4-24-37, then 3 month LIBOR + 1.814%) 04/24/2038	412,000	448,850
Barclays PLC (3.932% to 5-7-24, then 3 month LIBOR + 1.610%) 05/07/2025	1,341,000	1,364,142
Barclays PLC (4.338% to 5-16-23, then 3 month LIBOR + 1.356%) 05/16/2024	304,000	313,881
Barclays PLC (4.972% to 5-16-28, then 3 month LIBOR + 1.902%) 05/16/2029	700,000	746,261
BB&T Corp.
3.050%, 06/20/2022	1,298,000	1,326,242
3.875%, 03/19/2029	805,000	860,543
Burlington Northern Santa Fe LLC 4.900%, 04/01/2044	211,000	255,497
Canadian Imperial Bank of Commerce 3.100%, 04/02/2024	2,075,000	2,120,514
Capital One Financial Corp. 3.300%, 10/30/2024	574,000	588,535
Citibank NA (2.844% to 5-20-21, then 3 month LIBOR + 0.596%) 05/20/2022	2,280,000	2,297,577
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025	2,750,000	2,839,378
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	1,667,000	1,781,190
Credit Suisse Group AG 4.282%, 01/09/2028 (D)	1,454,000	1,533,984
Credit Suisse Group AG (3.869% to 1-12-28, then 3 month LIBOR + 1.410%) 01/12/2029 (D)	337,000	347,263
Danske Bank A/S
3.875%, 09/12/2023 (D)	980,000	998,403
5.375%, 01/12/2024 (D)	421,000	454,848
Enstar Group, Ltd. 4.950%, 06/01/2029	491,000	497,881
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	361,000	356,004
HSBC Holdings PLC (3.803% to 3-11-24, then 3 month LIBOR + 1.211%) 03/11/2025	2,017,000	2,100,564
HSBC Holdings PLC (3.973% to 5-22-29, then 3 month LIBOR + 1.610%) 05/22/2030	1,635,000	1,705,869
JPMorgan Chase & Co. (3.207% to 4-1-22, then 3 month LIBOR + 0.695%) 04/01/2023	2,406,000	2,454,318
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025	216,000	222,114
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030	187,000	197,085
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	1,354,000	1,417,984
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	$741,000	$798,951
JPMorgan Chase & Co. (4.023% to 12-5-23, then 3 month LIBOR + 1.000%) 12/05/2024	364,000	386,520
Lazard Group LLC
4.375%, 03/11/2029	117,000	123,680
4.500%, 09/19/2028	766,000	815,411
Liberty Mutual Group, Inc.
4.500%, 06/15/2049 (D)	188,000	197,207
4.569%, 02/01/2029 (D)	1,043,000	1,145,843
Lloyds Banking Group PLC 3.900%, 03/12/2024	897,000	935,445
Markel Corp. 5.000%, 05/20/2049	561,000	610,582
Marsh & Mclennan Companies, Inc. 4.375%, 03/15/2029	300,000	331,507
MidAmerican Energy Company 4.250%, 07/15/2049	358,000	407,042
Mitsubishi UFJ Financial Group, Inc.
3.218%, 03/07/2022	1,410,000	1,439,303
3.407%, 03/07/2024	1,691,000	1,754,191
Morgan Stanley
2.625%, 11/17/2021	1,497,000	1,506,068
2.750%, 05/19/2022	5,000	5,052
3.700%, 10/23/2024	1,186,000	1,250,764
Morgan Stanley (4.457% to 4-22-38, then 3 month LIBOR + 1.431%) 04/22/2039	352,000	387,404
Prudential Financial, Inc.
4.350%, 02/25/2050	1,098,000	1,232,460
4.600%, 05/15/2044	185,000	212,779
Reinsurance Group of America, Inc. 3.900%, 05/15/2029	738,000	765,680
Santander Holdings USA, Inc.
3.500%, 06/07/2024	3,553,000	3,607,069
4.500%, 07/17/2025	586,000	623,389
Standard Chartered PLC (3.785% to 5-21-24, then 3 month LIBOR + 1.560%) 05/21/2025 (D)	968,000	988,255
Standard Chartered PLC (4.305% to 5-21-29, then 3 month LIBOR + 1.900%) 05/21/2030 (D)	123,000	127,341
Synchrony Financial
4.375%, 03/19/2024	189,000	197,820
4.500%, 07/23/2025	375,000	393,470
5.150%, 03/19/2029	778,000	837,942
The Charles Schwab Corp. 3.250%, 05/22/2029	1,800,000	1,864,561
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	2,879,000	3,029,560
The Toronto-Dominion Bank 2.650%, 06/12/2024	1,123,000	1,132,519
UBS Group Funding Switzerland AG 4.253%, 03/23/2028 (D)	1,130,000	1,213,134
		73,157,553
Health care – 2.8%
Abbott Laboratories
3.400%, 11/30/2023	208,000	216,877
3.750%, 11/30/2026	678,000	732,753
3.875%, 09/15/2025	154,000	165,980
4.900%, 11/30/2046	1,097,000	1,351,230
AbbVie, Inc.
2.500%, 05/14/2020	1,423,000	1,422,716

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc. (continued)
4.250%, 11/14/2028	$279,000	$297,979
4.875%, 11/14/2048	215,000	226,184
Aetna, Inc. 3.875%, 08/15/2047	300,000	270,925
Becton, Dickinson and Company
2.404%, 06/05/2020	1,246,000	1,244,997
3.363%, 06/06/2024	420,000	433,661
3.700%, 06/06/2027	409,000	427,196
3.734%, 12/15/2024	992,000	1,040,021
4.685%, 12/15/2044	463,000	515,024
Boston Scientific Corp.
3.750%, 03/01/2026	612,000	650,541
4.000%, 03/01/2028 to 03/01/2029	817,000	880,736
4.700%, 03/01/2049	408,000	467,693
Bristol-Myers Squibb Company
2.600%, 05/16/2022 (A)(D)	1,620,000	1,643,326
2.900%, 07/26/2024 (D)	883,000	902,342
3.200%, 06/15/2026 (D)	206,000	213,735
3.400%, 07/26/2029 (D)	946,000	989,399
4.125%, 06/15/2039 (D)	95,000	102,904
4.250%, 10/26/2049 (D)	74,000	81,451
Celgene Corp.
2.750%, 02/15/2023	1,364,000	1,375,607
2.875%, 02/19/2021	379,000	381,936
3.900%, 02/20/2028	202,000	216,365
4.350%, 11/15/2047	188,000	207,292
Cigna Corp.
3.400%, 09/17/2021 (D)	841,000	857,133
3.750%, 07/15/2023 (D)	1,038,000	1,080,118
4.375%, 10/15/2028 (D)	818,000	882,200
4.800%, 08/15/2038 (D)	83,000	89,368
4.900%, 12/15/2048 (D)	718,000	780,795
CVS Health Corp.
3.700%, 03/09/2023	380,000	392,291
4.000%, 12/05/2023	557,000	582,725
4.100%, 03/25/2025	823,000	867,546
4.300%, 03/25/2028	874,000	921,135
4.780%, 03/25/2038	407,000	424,204
5.050%, 03/25/2048	143,000	152,090
Edwards Lifesciences Corp. 4.300%, 06/15/2028	537,000	579,710
Gilead Sciences, Inc.
3.650%, 03/01/2026	376,000	397,697
4.150%, 03/01/2047	111,000	116,427
Merck & Company, Inc.
3.400%, 03/07/2029	666,000	709,012
4.000%, 03/07/2049	432,000	479,601
Pfizer, Inc.
2.800%, 03/11/2022	368,000	374,380
3.000%, 12/15/2026	191,000	196,958
3.450%, 03/15/2029	1,006,000	1,064,361
4.100%, 09/15/2038	211,000	232,494
4.200%, 09/15/2048	602,000	676,608
Sanofi 3.375%, 06/19/2023	1,029,000	1,072,274
UnitedHealth Group, Inc.
3.500%, 02/15/2024	621,000	650,691
3.700%, 12/15/2025	414,000	440,637
4.450%, 12/15/2048	309,000	353,738
		30,833,063
Industrials – 1.6%
Crowley Conro LLC 4.181%, 08/15/2043	568,400	627,992
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
CSX Corp. 4.750%, 11/15/2048	$266,000	$309,480
Delta Air Lines, Inc. 4.375%, 04/19/2028	257,000	261,863
FedEx Corp.
4.550%, 04/01/2046	35,000	36,062
4.950%, 10/17/2048	700,000	763,569
General Electric Company
4.500%, 03/11/2044	1,020,000	992,347
5.875%, 01/14/2038	463,000	524,268
IHS Markit, Ltd. 3.625%, 05/01/2024	260,000	267,969
Lockheed Martin Corp.
4.070%, 12/15/2042	391,000	432,726
4.090%, 09/15/2052	311,000	345,338
Northrop Grumman Corp.
2.550%, 10/15/2022	1,209,000	1,215,554
2.930%, 01/15/2025	55,000	56,082
3.250%, 08/01/2023 to 01/15/2028	1,627,000	1,678,046
The Boeing Company
2.700%, 05/01/2022	811,000	822,399
3.100%, 05/01/2026	1,037,000	1,069,099
3.200%, 03/01/2029	854,000	880,885
3.500%, 03/01/2039	398,000	397,211
3.550%, 03/01/2038	158,000	159,396
3.850%, 11/01/2048	74,000	77,151
3.900%, 05/01/2049	689,000	725,067
Union Pacific Corp.
2.950%, 03/01/2022	677,000	689,645
3.150%, 03/01/2024	432,000	445,221
3.700%, 03/01/2029	774,000	830,809
4.300%, 03/01/2049	469,000	518,861
United Technologies Corp.
3.650%, 08/16/2023	1,432,000	1,499,116
3.950%, 08/16/2025	538,000	579,933
4.125%, 11/16/2028	330,000	362,359
4.450%, 11/16/2038	500,000	560,519
		17,128,967
Information technology – 1.9%
Apple, Inc.
3.200%, 05/13/2025 to 05/11/2027	1,627,000	1,696,201
4.250%, 02/09/2047	517,000	579,376
4.375%, 05/13/2045	346,000	393,899
4.650%, 02/23/2046	366,000	433,614
Broadcom, Inc.
4.250%, 04/15/2026 (D)	2,367,000	2,397,962
4.750%, 04/15/2029 (D)	345,000	353,513
Fidelity National Information Services, Inc. 3.750%, 05/21/2029	672,000	713,477
Fiserv, Inc.
3.200%, 07/01/2026	657,000	670,135
3.500%, 07/01/2029	685,000	702,443
4.200%, 10/01/2028	66,000	71,513
4.400%, 07/01/2049	347,000	363,266
Hewlett Packard Enterprise Company 6.350%, 10/15/2045	554,000	613,293
IBM Corp.
3.300%, 05/15/2026	626,000	648,150
4.150%, 05/15/2039	282,000	300,537
4.250%, 05/15/2049	483,000	518,696
KLA-Tencor Corp.
4.100%, 03/15/2029	449,000	473,219
5.000%, 03/15/2049	136,000	151,325

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Lam Research Corp.
3.750%, 03/15/2026	$608,000	$638,103
4.875%, 03/15/2049	165,000	182,673
Mastercard, Inc.
2.950%, 06/01/2029	937,000	966,938
3.650%, 06/01/2049	486,000	515,028
Microsoft Corp.
3.300%, 02/06/2027	574,000	608,230
3.700%, 08/08/2046	186,000	200,063
4.000%, 02/12/2055	492,000	552,310
4.100%, 02/06/2037	614,000	700,235
4.250%, 02/06/2047	1,236,000	1,465,140
4.500%, 02/06/2057	452,000	552,624
NXP BV
3.875%, 06/18/2026 (D)	938,000	961,734
4.300%, 06/18/2029 (D)	831,000	857,104
Oracle Corp.
2.625%, 02/15/2023	506,000	513,419
2.950%, 11/15/2024	271,000	279,049
3.800%, 11/15/2037	277,000	293,029
4.000%, 11/15/2047	375,000	402,535
QUALCOMM, Inc. 4.300%, 05/20/2047	414,000	434,508
		21,203,341
Materials – 0.7%
Barrick North America Finance LLC
5.700%, 05/30/2041	446,000	532,962
5.750%, 05/01/2043	178,000	222,191
DuPont de Nemours, Inc.
4.493%, 11/15/2025	432,000	477,754
4.725%, 11/15/2028	385,000	434,888
5.419%, 11/15/2048	423,000	514,257
Huntsman International LLC
4.500%, 05/01/2029	1,009,000	1,040,875
5.125%, 11/15/2022	309,000	326,584
Southern Copper Corp.
3.875%, 04/23/2025	426,000	442,241
5.875%, 04/23/2045	483,000	568,303
Teck Resources, Ltd. 6.250%, 07/15/2041	1,252,000	1,401,211
The Dow Chemical Company 4.250%, 10/01/2034	258,000	267,850
The Mosaic Company 4.050%, 11/15/2027	431,000	445,265
Westlake Chemical Corp.
3.600%, 08/15/2026	382,000	387,864
5.000%, 08/15/2046	157,000	162,606
		7,224,851
Real estate – 0.9%
American Tower Corp. 3.800%, 08/15/2029	1,892,000	1,950,146
Boston Properties LP 3.400%, 06/21/2029	504,000	514,818
Mid-America Apartments LP
3.600%, 06/01/2027	260,000	268,268
3.750%, 06/15/2024	915,000	951,842
3.950%, 03/15/2029	166,000	175,572
4.000%, 11/15/2025	469,000	497,074
4.300%, 10/15/2023	392,000	416,608
Public Storage
3.094%, 09/15/2027	808,000	825,535
3.385%, 05/01/2029	551,000	575,376
Realty Income Corp. 3.250%, 06/15/2029	372,000	378,269
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SITE Centers Corp.
4.250%, 02/01/2026	$168,000	$174,648
4.625%, 07/15/2022	326,000	339,508
STORE Capital Corp.
4.500%, 03/15/2028	1,441,000	1,517,926
4.625%, 03/15/2029	481,000	512,691
Tanger Properties LP 3.875%, 12/01/2023	500,000	510,650
Ventas Realty LP 4.875%, 04/15/2049	372,000	409,776
		10,018,707
Utilities – 1.9%
CenterPoint Energy Resources Corp. 4.000%, 04/01/2028	26,000	27,681
CenterPoint Energy, Inc.
2.500%, 09/01/2022	77,000	77,224
3.850%, 02/01/2024	258,000	270,477
4.250%, 11/01/2028	557,000	601,680
Commonwealth Edison Company 4.000%, 03/01/2049	712,000	763,971
Consolidated Edison Company of New York, Inc. 4.125%, 05/15/2049	188,000	202,429
Dominion Energy, Inc.
1.600%, 08/15/2019	726,000	724,967
2.000%, 08/15/2021	538,000	533,494
DTE Energy Company
3.400%, 06/15/2029	112,000	113,484
3.800%, 03/15/2027	1,129,000	1,178,407
Duke Energy Corp.
1.800%, 09/01/2021	808,000	799,166
3.400%, 06/15/2029	487,000	496,928
4.200%, 06/15/2049	113,000	118,415
Duke Energy Indiana LLC 3.750%, 05/15/2046	183,000	185,028
Duke Energy Progress LLC 3.450%, 03/15/2029	608,000	640,693
Electricite de France SA
4.500%, 09/21/2028 (D)	737,000	807,863
5.000%, 09/21/2048 (D)	225,000	255,928
Entergy Arkansas LLC 4.200%, 04/01/2049	111,000	122,257
FirstEnergy Corp.
2.850%, 07/15/2022	65,000	65,839
3.900%, 07/15/2027	220,000	230,753
4.250%, 03/15/2023	972,000	1,020,788
4.850%, 07/15/2047	401,000	455,315
FirstEnergy Transmission LLC 5.450%, 07/15/2044 (D)	155,000	183,971
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	605,000	660,657
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/2028 (D)	752,000	800,267
Mississippi Power Company 3.950%, 03/30/2028	940,000	986,579
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) 05/01/2079	55,000	56,702
Ohio Power Company 4.000%, 06/01/2049	208,000	223,800
PacifiCorp 4.150%, 02/15/2050	445,000	495,975
PPL Capital Funding, Inc.
3.100%, 05/15/2026	260,000	259,380

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PPL Capital Funding, Inc. (continued)
3.400%, 06/01/2023	$111,000	$113,726
4.000%, 09/15/2047	134,000	129,723
4.700%, 06/01/2043	74,000	78,523
5.000%, 03/15/2044	277,000	307,585
Public Service Electric & Gas Company
3.200%, 05/15/2029	741,000	766,862
3.850%, 05/01/2049	518,000	554,667
Public Service Enterprise Group, Inc. 2.875%, 06/15/2024	904,000	912,445
Sempra Energy
2.900%, 02/01/2023	371,000	373,975
3.400%, 02/01/2028	212,000	211,369
4.000%, 02/01/2048	594,000	581,266
Southern California Edison Company
3.700%, 08/01/2025 (A)	443,000	457,803
4.125%, 03/01/2048	1,229,000	1,237,615
4.650%, 10/01/2043	183,000	195,691
5.500%, 03/15/2040	477,000	546,813
6.050%, 03/15/2039	113,000	136,074
Southwestern Electric Power Company 3.900%, 04/01/2045	246,000	244,938
The Southern Company 4.400%, 07/01/2046	557,000	588,155
		20,797,348
TOTAL CORPORATE BONDS (Cost $251,886,832)		$264,841,839
MUNICIPAL BONDS – 0.6%
County of Clark (Nevada) 6.820%, 07/01/2045	750,000	1,176,773
Los Angeles Community College District (California) 6.750%, 08/01/2049	1,100,000	1,741,234
North Texas Tollway Authority 6.718%, 01/01/2049 (A)	697,000	1,081,193
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,501,000	1,796,082
State of California 7.600%, 11/01/2040	155,000	251,515
State of Illinois, GO 5.100%, 06/01/2033 (A)	210,000	221,147
The Ohio State University 4.800%, 06/01/2111	464,000	570,261
TOTAL MUNICIPAL BONDS (Cost $5,997,533)		$6,838,205
COLLATERALIZED MORTGAGE OBLIGATIONS – 12.0%
Commercial and residential – 4.1%
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (D)(E)	707,264	716,336
BBCMS Mortgage Trust Series 2018-C2, Class A5 4.314%, 12/15/2051	521,000	584,133
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.602%, 01/15/2051 (E)	360,000	380,708
Series 2019-B9, Class A4, 3.751%, 03/15/2052	281,000	303,899
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 3.613%, 10/26/2048 (D)	470,010	479,941
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	$243,922	$241,490
Series 2016-CD1, Class ASB, 2.622%, 08/10/2049	1,138,000	1,150,273
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (E)	576,000	609,458
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	508,000	527,702
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,197,000	1,245,206
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	331,083	329,361
Series 2016-C4, Class ASB, 3.091%, 05/10/2058	637,000	653,596
Series 2016-C7, Class A2, 3.585%, 12/10/2054	672,000	710,057
Series 2016-C7, Class A3, 3.839%, 12/10/2054	798,000	856,429
Series 2017-C8, Class A1, 1.965%, 06/15/2050	281,092	279,837
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	529,000	550,574
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class AS 3.457%, 04/10/2048	281,000	292,095
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (D)(E)	713,439	724,582
Series 2019-2, Class A1, 3.337%, 05/25/2049 (D)(E)	1,308,061	1,328,629
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	525,122	530,883
Series 2012-CR4, Class A2, 1.801%, 10/15/2045	124,061	123,376
Series 2013-CR12, Class A4, 4.046%, 10/10/2046	519,000	551,762
Series 2013-CR9, Class A4, 4.374%, 07/10/2045 (E)	1,074,000	1,151,009
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	505,000	516,491
Series 2018-COR3, Class A3, 4.228%, 05/10/2051	734,000	814,216
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	563,000	588,661
Series 2015-C3, Class A4, 3.718%, 08/15/2048	702,000	744,046
Series 2015-C4, Class A4, 3.808%, 11/15/2048	1,219,000	1,299,368
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	261,000	271,646
Series 2019-C15, Class A4, 4.053%, 03/15/2052	744,000	816,584
Series 2019-C16, Class A3, 3.329%, 06/15/2052	596,000	617,056
CSMC Trust Series 2016-NXSR, Class A4 3.795%, 12/15/2049 (E)	1,667,000	1,778,739

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
DBJPM Mortgage Trust Series 2017-C6, Class ASB 3.121%, 06/10/2050	$298,000	$306,979
GCAT LLC Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (D)	489,107	491,517
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	99,388	99,628
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	408,048	428,865
Series 2015-GC28, Class A5, 3.396%, 02/10/2048	254,000	265,713
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	594,000	626,005
Series 2016-GS3, Class AAB, 2.777%, 10/10/2049	762,000	777,895
Series 2017-GS7, Class A4, 3.430%, 08/10/2050	984,000	1,024,279
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	2,321,606	2,521,256
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	567,000	595,646
Series 2015-C28, Class A2, 2.773%, 10/15/2048	394,121	394,170
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,646,000	2,700,512
Series 2015-C33, Class A4, 3.770%, 12/15/2048	300,000	319,978
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class ASB, 3.549%, 03/15/2050	1,441,000	1,513,536
Series 2017-JP6, Class ASB, 3.283%, 07/15/2050	563,000	585,114
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.694%, 03/15/2050	282,000	301,877
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	202,000	211,591
Series 2018-C8, Class A3, 3.944%, 06/15/2051	479,000	522,209
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	561,000	611,441
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A2, 2.872%, 07/15/2047	48,468	48,417
Series 2016-JP2, Class A1, 1.324%, 08/15/2049	420,149	416,183
Series 2016-JP2, Class ASB, 2.713%, 08/15/2049	688,000	696,240
JPMorgan Mortgage Trust
Series 2016-5, Class A1, 2.600%, 12/25/2046 (D)(E)	78,932	78,734
Series 2017-5, Class A1, 3.182%, 10/26/2048 (D)(E)	14,250	14,372
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4, 3.249%, 02/15/2048	$158,000	$163,785
Series 2015-C27, Class A4, 3.753%, 12/15/2047	151,000	161,152
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	563,636	558,781
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	579,000	582,620
Series 2016-UBS9, Class A1, 1.711%, 03/15/2049	351,833	349,419
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A1 3.600%, 04/25/2049 (D)(E)	686,654	696,455
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (D)(E)	610,801	620,234
Series 2019-2, Class A1, 3.211%, 04/25/2059 (D)(E)	2,447,190	2,466,150
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (D)(E)	906,670	916,565
Visio Trust Series 2019-1, Class A1 3.572%, 06/25/2054 (D)(E)	521,793	534,889
		44,370,350
U.S. Government Agency – 7.9%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	3,383,045	3,445,015
Series 356, Class 300, 3.000%, 09/15/2047	926,975	941,262
Series 360, Class 300, 3.000%, 11/15/2047	2,099,414	2,145,894
Series 4705, Class A, 4.500%, 09/15/2042	1,593,804	1,711,269
Series 4742, Class PA, 3.000%, 10/15/2047	5,023,005	5,102,897
Series 4763, Class CA, 3.000%, 09/15/2038	388,949	402,927
Series 4767, Class KA, 3.000%, 03/15/2048	1,976,231	2,036,221
Series 4786, Class DP, 4.500%, 07/15/2042	1,084,638	1,120,723
Series 4787, Class AK, 3.000%, 05/15/2048	2,968,471	3,002,854
Series 4796, Class AK, 3.000%, 05/15/2048	3,849,095	3,893,679
Series 4802, Class A, 3.000%, 06/15/2048	3,641,731	3,683,846
Series 4846, Class PF (1 month LIBOR + 0.350%), 2.744%, 12/15/2048 (B)	459,441	457,759
Series 4856, Class FD (1 month LIBOR + 0.300%), 2.694%, 08/15/2040 (B)	1,436,274	1,437,676
Series 4897, Class F (1 month LIBOR + 0.400%), 2.840%, 07/15/2049 (B)	501,000	500,276
Federal National Mortgage Association
Series 2013-30, Class CA, 1.500%, 04/25/2043	409,570	390,190

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-13, Class PA, 3.000%, 08/25/2046	$1,252,315	$1,293,239
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	423,000	437,084
Series 2018-14, Class KC, 3.000%, 03/25/2048	2,073,883	2,159,537
Series 2018-15, Class AB, 3.000%, 03/25/2048	483,789	490,552
Series 2018-38, Class LA, 3.000%, 06/25/2048	4,323,123	4,352,456
Series 2018-43, Class CT, 3.000%, 06/25/2048	3,619,177	3,653,462
Series 2018-45, Class GA, 3.000%, 06/25/2048	7,845,130	7,900,930
Series 2018-50, Class BA, 3.000%, 07/25/2048	8,071,131	8,125,429
Series 2018-56, Class CH, 3.000%, 08/25/2048	1,769,918	1,787,525
Series 2018-57, Class PT, 3.000%, 08/25/2048	1,386,997	1,401,534
Series 2018-59, Class DA, 3.000%, 08/25/2048	3,848,197	3,886,479
Series 2018-79, Class FA (1 month LIBOR + 0.250%), 2.654%, 11/25/2048 (B)	2,343,718	2,329,377
Series 2018-8, Class KL, 2.500%, 03/25/2047	1,447,450	1,448,850
Series 2019-14, Class FB (1 month LIBOR + 0.400%), 2.886%, 04/25/2059 (B)	865,034	863,653
Series 2019-18, Class FH (1 month LIBOR + 0.350%), 2.754%, 05/25/2049 (B)	1,419,395	1,416,734
Series 2019-25, Class YF (1 month LIBOR + 0.450%), 2.854%, 10/25/2046 (B)	2,784,346	2,781,994
Series 2019-35, Class A, 3.000%, 07/25/2049	1,091,000	1,090,489
Series 2019-35, Class MB, 3.000%, 07/25/2049	1,486,000	1,478,106
Series 414, Class A35, 3.500%, 10/25/2042	3,486,738	3,646,683
Government National Mortgage Association
Series 2012-141, Class WA, 4.528%, 11/16/2041 (E)	379,770	420,038
Series 2017-167, Class BQ, 2.500%, 08/20/2044	1,665,700	1,694,768
Series 2019-20, Class JK, 3.500%, 02/20/2049	3,433,881	3,512,364
		86,443,771
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $127,012,826)		$130,814,121
ASSET BACKED SECURITIES – 12.2%
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (D)	637,000	646,352
Series 2019-1A, Class A 3.450%, 03/20/2023 (D)	229,000	234,503
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC (continued)
Series 2019-2A, Class A 3.600%, 09/22/2025 (D)	$1,895,000	$1,952,094
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.980%, 10/20/2020	38,399	38,378
CIT Education Loan Trust Series 2007-1, Class A (3 month LIBOR + 0.090%) 2.439%, 03/25/2042 (B)(D)	603,263	575,936
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 4.054%, 11/26/2046 (B)(D)	851,467	863,930
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	509,431	537,532
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	479,000	478,825
Ford Credit Auto Owner Trust
Series 2017-1, Class A 2.620%, 08/15/2028 (D)	505,000	510,920
Series 2017-2, Class A 2.360%, 03/15/2029 (D)	2,654,000	2,659,298
Series 2018-1, Class A 3.190%, 07/15/2031 (D)	2,926,000	3,014,186
Series 2018-2, Class A 3.470%, 01/15/2030 (D)	1,185,000	1,240,787
Series 2019-1, Class A 3.520%, 07/15/2030 (D)	2,182,000	2,280,901
GM Financial Automobile Leasing Trust Series 2019-2, Class A4 2.720%, 03/20/2023	613,000	619,809
Hertz Vehicle Financing II LP
Series 2015-3A, Class A 2.670%, 09/25/2021 (D)	995,000	996,485
Series 2016-2A, Class A 2.950%, 03/25/2022 (D)	1,239,000	1,247,081
Series 2016-3A, Class B 3.110%, 07/25/2020 (D)	514,000	514,030
Series 2017-1A, Class A 2.960%, 10/25/2021 (D)	1,125,000	1,130,586
Series 2017-2A, Class A 3.290%, 10/25/2023 (D)	4,543,000	4,623,754
Series 2019-1A, Class A 3.710%, 03/25/2023 (D)	1,666,000	1,709,590
Series 2019-2A, Class A 3.420%, 05/25/2025 (D)	2,873,000	2,934,505
Hertz Vehicle Financing LLC
Series 2018-2A, Class A 3.650%, 06/27/2022 (D)	1,096,000	1,118,579
Series 2018-3A, Class A 4.030%, 07/25/2024 (D)	1,099,000	1,148,992
Hyundai Floorplan Master Owner Trust Series 2019-1, Class A 3.100%, 04/15/2024 (D)	904,000	913,796
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 3.994%, 10/15/2031 (B)(D)	1,490,000	1,520,286
Series 2014-CTA, Class A (1 month LIBOR + 0.700%) 3.094%, 09/16/2024 (B)(D)	254,989	255,088
Series 2015-CA, Class B 3.250%, 05/15/2040 (D)	325,579	325,659

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Loan Trust (continued)
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 4.544%, 12/15/2045 (B)(D)	$642,919	$662,795
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 3.294%, 12/16/2058 (B)(D)	1,457,000	1,461,683
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (D)	467,000	484,036
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	485,000	492,631
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	501,000	514,350
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	1,994,000	2,085,618
Series 2019-A, Class A2A 3.870%, 01/15/2043 (D)	2,333,000	2,401,982
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	1,662,000	1,696,442
Series 2019-D, Class A2A 3.480%, 12/15/2059 (D)	1,915,000	1,922,132
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month LIBOR + 0.510%) 2.940%, 06/25/2031 (B)	977,345	964,018
Series 2015-1, Class A2 (1 month LIBOR + 0.600%) 3.004%, 04/25/2040 (B)	2,436,254	2,410,604
Series 2016-1A, Class A (1 month LIBOR + 0.700%) 3.104%, 02/25/2070 (B)(D)	1,452,143	1,450,313
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 3.254%, 06/25/2065 (B)(D)	404,902	406,291
Series 2017-5A, Class A (1 month LIBOR + 0.800%) 3.204%, 07/26/2066 (B)(D)	767,638	762,154
Series 2018-EA, Class A2 4.000%, 12/15/2059 (D)	1,329,000	1,401,692
Series 2019-2A, Class A2 (1 month LIBOR + 1.000%) 3.404%, 02/27/2068 (B)(D)	1,177,000	1,178,740
Series 2019-BA, Class A2A 3.760%, 12/15/2059 (D)	1,568,000	1,617,978
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 2.760%, 10/27/2036 (B)	1,467,514	1,434,177
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 2.740%, 01/25/2037 (B)	1,581,309	1,546,383
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 2.690%, 10/25/2033 (B)	3,481,162	3,447,063
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 2.443%, 03/23/2037 (B)	5,703,269	5,588,222
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 2.463%, 12/24/2035 (B)	3,569,249	3,546,455
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 2.523%, 03/22/2032 (B)	740,206	714,199
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2010-2A, Class A (3 month LIBOR + 0.850%) 3.199%, 09/25/2048 (B)(D)	$3,280,651	$3,284,868
Series 2012-4A, Class A (1 month LIBOR + 0.700%) 3.104%, 09/27/2038 (B)(D)	1,008,372	1,008,434
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 2.974%, 09/25/2041 (B)(D)	458,533	454,744
Series 2016-1A, Class A (1 month LIBOR + 0.800%) 3.204%, 09/25/2065 (B)(D)	1,599,357	1,602,594
Series 2017-2A, Class A (1 month LIBOR + 0.770%) 3.174%, 09/25/2065 (B)(D)	850,396	843,973
Series 2017-3A, Class A (1 month LIBOR + 0.850%) 3.254%, 02/25/2066 (B)(D)	1,213,728	1,218,289
Series 2018-3A, Class A2 (1 month LIBOR + 0.440%) 2.930%, 09/27/2066 (B)(D)	563,000	559,611
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.770%, 06/20/2022 (D)	558,000	565,721
SLC Student Loan Trust Series 2005-2, Class A4 (3 month LIBOR + 0.160%) 2.570%, 12/15/2039 (B)	1,029,000	992,838
SLM Private Education Loan Trust Series 2013-C, Class A2A 2.940%, 10/15/2031 (D)	85,814	85,816
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 3.160%, 12/15/2032 (B)(D)	845,602	813,243
Series 2004-10, Class A7A (3 month LIBOR + 0.600%) 3.180%, 10/25/2029 (B)(D)	2,449,000	2,434,196
Series 2005-3, Class A6 (3 month LIBOR + 0.150%) 2.730%, 04/25/2040 (B)	1,000,000	957,666
Series 2006-1, Class A5 (3 month LIBOR + 0.110%) 2.690%, 07/26/2021 (B)	2,371,857	2,358,619
Series 2006-10, Class A6 (3 month LIBOR + 0.150%) 2.730%, 03/25/2044 (B)	1,766,000	1,704,320
Series 2006-3, Class A5 (3 month LIBOR + 0.100%) 2.680%, 01/25/2021 (B)	1,528,044	1,510,694
Series 2007-1, Class A6 (3 month LIBOR + 0.140%) 2.720%, 01/27/2042 (B)	2,149,000	2,051,008
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 2.640%, 07/25/2022 (B)	2,926,334	2,857,852
Series 2010-1, Class A (1 month LIBOR + 0.400%) 2.804%, 03/25/2025 (B)	1,043,807	1,013,218
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 3.380%, 09/25/2028 (B)	2,466,486	2,434,678
Series 2012-2, Class A (1 month LIBOR + 0.700%) 3.104%, 01/25/2029 (B)	2,093,369	2,050,049

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 3.154%, 05/26/2026 (B)	$1,386,177	$1,372,747
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 3.394%, 06/15/2027 (B)(D)	1,459,108	1,466,328
Series 2015-B, Class A2B (1 month LIBOR + 1.200%) 3.594%, 07/15/2027 (B)(D)	1,352,804	1,362,202
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 3.794%, 07/15/2027 (B)(D)	462,067	466,866
Series 2016-A, Class A2A 2.700%, 05/15/2031 (D)	1,726,234	1,736,509
Series 2016-A, Class A2B (1 month LIBOR + 1.500%) 3.894%, 05/15/2031 (B)(D)	1,614,754	1,643,588
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	255,409	254,709
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 3.844%, 02/17/2032 (B)(D)	2,470,592	2,513,887
Series 2016-C, Class A2A 2.340%, 09/15/2034 (D)	2,050,562	2,038,734
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 3.494%, 09/15/2034 (B)(D)	874,036	879,169
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 3.294%, 09/15/2034 (B)(D)	2,995,907	3,004,745
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) 3.144%, 10/15/2035 (B)(D)	1,800,000	1,799,291
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	279,000	291,706
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	1,767,000	1,831,793
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (D)	668,940	672,803
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 3.254%, 07/25/2039 (B)(D)	275,416	275,239
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 3.104%, 03/26/2040 (B)(D)	267,101	267,488
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	146,000	147,210
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 2.904%, 11/26/2040 (B)(D)	198,308	197,629
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	2,240,000	2,243,743
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (D)	1,917,000	1,967,090
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 3.270%, 11/25/2031 (D)	919,000	929,310
World Financial Network Credit Card Master Trust
Series 2016-C, Class A 1.720%, 08/15/2023	770,000	768,207
Series 2018-B, Class A 3.460%, 07/15/2025	484,000	497,485
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust (continued)
Series 2019-B, Class A 2.490%, 04/15/2026	$611,000	$610,878
World Omni Auto Receivables Trust Series 2016-A, Class A4 1.950%, 05/16/2022	1,226,000	1,222,346
TOTAL ASSET BACKED SECURITIES (Cost $132,370,062)		$133,545,973
SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust, 2.4614% (F)(G)	583,619	5,840,511
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,840,686)		$5,840,511
SHORT-TERM INVESTMENTS – 1.3%
Money market funds – 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (F)	14,003,054	14,003,054
TOTAL SHORT-TERM INVESTMENTS (Cost $14,003,054)		$14,003,054
Total Investments (Core Bond Trust) (Cost $1,167,460,363) – 109.2%		$1,194,253,963
Other assets and liabilities, net – (9.2%)		(101,017,013)
TOTAL NET ASSETS – 100.0%		$1,093,236,950
Security Abbreviations and Legend
GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $136,392,739 or 12.5% of the fund's net assets as of 6-30-19.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Global Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 39.6%
U.S. Government - 10.0%
U.S. Treasury Bonds
2.875%, 05/15/2043 (A)	$500,000	$534,277
3.000%, 05/15/2045	700,000	764,613
3.125%, 02/15/2043 (A)	400,000	445,641
3.625%, 08/15/2043 (A)	600,000	723,633
4.625%, 02/15/2040	600,000	823,078

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2022 to 07/15/2024 (A)		$2,134,877	$2,124,092
0.375%, 07/15/2025 (A)		517,162	522,832
0.500%, 01/15/2028		3,418,239	3,474,226
0.625%, 01/15/2026 (B)		873,164	894,132
1.000%, 02/15/2048 (B)		519,005	546,119
1.375%, 02/15/2044		767,410	871,104
2.500%, 01/15/2029		1,606,568	1,932,759
3.875%, 04/15/2029		777,110	1,040,288
U.S. Treasury Notes
2.625%, 06/15/2021 (A)		300,000	304,945
2.875%, 04/30/2025 (A)		5,400,000	5,711,977
			20,713,716
U.S. Government Agency - 29.6%
Federal Home Loan Mortgage Corp. 4.000%, TBA (B)		1,400,000	1,447,763
Federal National Mortgage Association
3.000%, TBA (B)		1,000,000	1,006,717
3.500%, TBA (B)		35,400,000	36,179,350
4.000%, TBA (B)		21,200,000	21,909,195
4.290%, (12 month LIBOR + 1.415%), 12/01/2034 (C)		39,047	40,574
4.428%, (12 month LIBOR + 1.678%), 05/01/2035 (C)		29,243	30,717
4.500%, 08/01/2023 to 09/01/2044		389,474	408,664
4.757%, (1 Year CMT + 2.360%), 11/01/2034 (C)		289,573	305,367
Government National Mortgage Association
3.625%, (1 Year CMT + 1.500%), 04/20/2030 to 06/20/2030 (C)		15,174	15,639
4.000%, (1 Year CMT + 1.500%), 02/20/2024 to 01/20/2030 (C)		15,922	16,257
4.125%, (1 Year CMT + 1.500%), 11/20/2023 to 10/20/2026 (C)		19,592	19,916
			61,380,159
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $81,794,053)			$82,093,875
FOREIGN GOVERNMENT OBLIGATIONS - 31.5%
Australia - 0.2%
New South Wales Treasury Corp., Inflation-Linked Bond 2.750%, 11/20/2025	AUD	300,000	319,642
Brazil - 4.5%
Federative Republic of Brazil
5.486%, 01/01/2020 (D)	BRL	16,700,000	4,219,358
6.000%, 05/15/2021		5,600,000	5,035,610
			9,254,968
Canada - 1.4%
Government of Canada 1.500%, 12/01/2044	CAD	235,260	229,150
Province of Ontario 2.500%, 04/27/2026		$300,000	304,961
Province of Quebec
3.000%, 09/01/2023	CAD	1,700,000	1,362,207
4.250%, 12/01/2021		1,300,000	1,053,322
			2,949,640
France - 2.0%
Government of France
2.000%, 05/25/2048 (E)	EUR	2,000,000	2,927,173
Global Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
France (continued)
Government of France (continued)
3.250%, 05/25/2045	EUR	700,000	$1,258,970
			4,186,143
Israel - 0.3%
Government of Israel
3.250%, 01/17/2028		$200,000	211,007
4.125%, 01/17/2048		300,000	327,306
			538,313
Italy - 4.3%
Republic of Italy
2.100%, 07/15/2026	EUR	900,000	1,051,218
2.450%, 10/01/2023		4,250,000	5,091,683
2.950%, 09/01/2038 (E)		500,000	591,616
3.000%, 08/01/2029		1,300,000	1,601,472
6.000%, 08/04/2028	GBP	400,000	597,498
			8,933,487
Japan - 8.4%
Government of Japan
0.100%, 03/20/2029	JPY	320,000,000	3,044,421
0.500%, 09/20/2046 to 03/20/2049		374,000,000	3,604,620
0.700%, 12/20/2048		277,000,000	2,806,537
1.600%, 03/20/2033		310,000,000	3,504,111
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		171,688,100	1,661,703
Japan Bank for International Cooperation
2.375%, 07/21/2022		$400,000	404,025
2.500%, 06/01/2022		500,000	506,809
3.375%, 10/31/2023		200,000	210,362
Japan Finance Organization for Municipalities
2.125%, 04/13/2021		900,000	899,208
3.000%, 03/12/2024 (E)		300,000	310,743
Tokyo Metropolitan Government 2.000%, 05/17/2021 (E)		500,000	497,953
			17,450,492
Kuwait - 0.8%
State of Kuwait 3.500%, 03/20/2027 (E)		1,500,000	1,597,008
Lithuania - 0.5%
Republic of Lithuania 6.125%, 03/09/2021		900,000	955,436
Norway - 0.2%
Government of Norway 3.750%, 05/25/2021 (E)	NOK	3,800,000	466,187
Peru - 0.7%
Republic of Peru
5.940%, 02/12/2029 (E)	PEN	400,000	132,278
5.940%, 02/12/2029		400,000	132,264
6.350%, 08/12/2028 (E)		3,400,000	1,158,734
			1,423,276
Poland - 0.3%
Republic of Poland
2.250%, 04/25/2022	PLN	2,300,000	625,216
3.250%, 07/25/2025		100,000	28,445
			653,661
Qatar - 1.8%
State of Qatar
3.875%, 04/23/2023 (E)		$1,400,000	1,468,320
4.000%, 03/14/2029 (E)		600,000	646,500
4.500%, 01/20/2022		700,000	735,118
4.500%, 04/23/2028 (E)		800,000	894,798
			3,744,736

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 1.6%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		$1,200,000	$1,197,592
3.250%, 10/26/2026		200,000	203,951
3.625%, 03/04/2028 (E)		200,000	205,414
4.000%, 04/17/2025		700,000	744,622
4.375%, 04/16/2029 (E)		200,000	216,092
KSA Sukuk, Ltd.
2.894%, 04/20/2022 (E)		600,000	606,280
4.303%, 01/19/2029 (E)		200,000	214,250
			3,388,201
Slovenia - 0.9%
Republic of Slovenia 5.250%, 02/18/2024 (E)		1,682,000	1,886,972
South Korea - 0.1%
Korea Hydro & Nuclear Power Company, Ltd. 3.750%, 07/25/2023 (E)		200,000	208,854
Spain - 2.5%
Autonomous Community of Catalonia
4.220%, 04/26/2035	EUR	200,000	272,497
4.950%, 02/11/2020		400,000	467,105
Kingdom of Spain
0.250%, 07/30/2024 (E)		800,000	928,662
0.600%, 10/31/2029 (E)		1,600,000	1,846,272
1.400%, 07/30/2028 (E)		700,000	872,718
2.700%, 10/31/2048 (E)		200,000	299,054
2.900%, 10/31/2046 (E)		300,000	463,050
			5,149,358
United Arab Emirates - 0.7%
Abu Dhabi Government
2.500%, 10/11/2022 (E)		$900,000	906,256
3.125%, 10/11/2027 (E)		600,000	622,535
			1,528,791
United Kingdom - 0.3%
Government of United Kingdom 4.750%, 12/07/2038	GBP	300,000	603,061
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $62,448,445)			$65,238,226
CORPORATE BONDS - 43.8%
Australia - 0.1%
Australia & New Zealand Banking Group, Ltd. 3.300%, 05/17/2021		$300,000	305,368
Brazil - 0.6%
Petrobras Global Finance BV
5.999%, 01/27/2028		668,000	710,084
7.250%, 03/17/2044		400,000	447,404
			1,157,488
Canada - 1.0%
Air Canada Pass Through Trust 3.300%, 07/15/2031 (E)		292,320	294,112
Brookfield Finance, Inc. 3.900%, 01/25/2028		400,000	407,678
Canadian Imperial Bank of Commerce 3.150%, 06/27/2021 (E)		600,000	612,008
Fairfax Financial Holdings, Ltd. 2.750%, 03/29/2028 (E)	EUR	600,000	729,411
			2,043,209
Cayman Islands - 0.8%
Ambac LSNI LLC (3 month LIBOR + 5.000%) 7.319%, 02/12/2023 (C)(E)		$540	549
Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Cayman Islands (continued)
QNB Finance, Ltd. (3 month LIBOR + 1.350%) 3.989%, 05/31/2021 (C)		$1,700,000	$1,714,928
			1,715,477
China - 0.3%
Baidu, Inc. 3.875%, 09/29/2023		300,000	310,919
Tencent Holdings, Ltd. 3.595%, 01/19/2028		200,000	204,107
			515,026
Denmark - 3.8%
Jyske Realkredit A/S
1.500%, 10/01/2050 to 10/01/2050	DKK	2,100,000	325,039
2.000%, 10/01/2047		6,375,180	1,001,319
Nordea Kredit Realkreditaktieselskab
1.500%, 10/01/2050		2,200,000	339,680
2.000%, 10/01/2047 to 10/01/2050		12,521,782	1,966,236
2.500%, 10/01/2047		1,235	197
Nykredit Realkredit A/S
1.500%, 10/01/2050 to 10/01/2050		16,200,000	2,505,321
2.000%, 10/01/2047		10,329,747	1,624,018
2.500%, 10/01/2047		51,344	8,190
3.000%, 10/01/2047		42,647	6,880
6.000%, 10/01/2029		28,564	5,291
Realkredit Danmark A/S 2.500%, 07/01/2047		70,159	11,161
Realkredit Danmark A/S (6 month CIBOR + 0.850%) 0.690%, 01/01/2038 (C)		180,632	29,209
			7,822,541
France - 0.5%
BNP Paribas SA 3.375%, 01/23/2026	GBP	200,000	269,393
Danone SA 2.077%, 11/02/2021 (E)		$800,000	794,542
			1,063,935
Germany - 1.7%
Deutsche Bank AG
1.875%, 02/28/2020	GBP	300,000	380,697
3.150%, 01/22/2021		$200,000	198,600
Deutsche Bank AG (3 month EURIBOR + 0.500%) 0.192%, 12/07/2020 (C)	EUR	100,000	112,372
Deutsche Bank AG (3 month LIBOR + 0.815%) 3.407%, 01/22/2021 (C)		$200,000	197,328
Deutsche Bank AG (3 month LIBOR + 1.290%) 3.855%, 02/04/2021 (C)		300,000	297,491
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000%, 05/15/2027 (E)		300,000	301,500
KfW
0.250%, 09/15/2025	EUR	800,000	942,485
0.625%, 02/22/2027		900,000	1,088,855
			3,519,328
Guernsey, Channel Islands - 0.2%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023		$400,000	414,666
Hong Kong - 0.2%
AIA Group, Ltd. 3.900%, 04/06/2028 (E)		400,000	424,439

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
India - 0.2%
ICICI Bank, Ltd. 3.500%, 03/18/2020		$200,000	$200,787
Indian Railway Finance Corp., Ltd. 3.835%, 12/13/2027		300,000	305,135
			505,922
Indonesia - 0.1%
Indonesia Asahan Aluminium Persero PT 5.710%, 11/15/2023 (E)		200,000	219,322
Ireland - 0.9%
AerCap Ireland Capital DAC 4.450%, 12/16/2021		450,000	467,269
AIB Group PLC 4.750%, 10/12/2023 (E)		200,000	210,169
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) 06/18/2020 (F)	EUR	400,000	479,848
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021		$300,000	299,377
SumitG 2.251%, 11/02/2020		400,000	399,593
			1,856,256
Italy - 0.3%
UniCredit SpA 7.830%, 12/04/2023 (E)		500,000	568,325
Japan - 2.4%
Central Japan Railway Company 2.800%, 02/23/2022		400,000	403,816
Central Nippon Expressway Company, Ltd.
2.091%, 09/14/2021		500,000	494,657
2.362%, 05/28/2021		600,000	599,370
Japan Tobacco, Inc. 2.000%, 04/13/2021		300,000	297,348
Meiji Yasuda Life Insurance Company (5.100% to 4-26-28, then 5 Year U.S. ISDAFIX + 3.150%) 04/26/2048 (E)		200,000	218,000
Mizuho Financial Group, Inc. (3 month LIBOR + 1.000%) 3.451%, 09/11/2024 (C)		200,000	201,884
Mizuho Financial Group, Inc. (3.922% to 9-11-23, then 3 month LIBOR + 1.000%) 09/11/2024		600,000	628,022
ORIX Corp. 3.250%, 12/04/2024		300,000	309,363
Sumitomo Mitsui Financial Group, Inc.
2.934%, 03/09/2021		500,000	504,439
3.748%, 07/19/2023		1,000,000	1,049,590
Toyota Industries Corp. 3.110%, 03/12/2022 (E)		200,000	203,485
			4,909,974
Jersey, Channel Islands - 0.2%
AA Bond Company, Ltd.
2.750%, 07/31/2043	GBP	100,000	115,767
2.875%, 07/31/2043		200,000	241,566
			357,333
Luxembourg - 0.4%
Aroundtown SA
1.500%, 07/15/2024	EUR	400,000	473,649
2.000%, 11/02/2026		100,000	119,327
Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Luxembourg (continued)
Emerald Bay SA 2.791%, 10/08/2020 (D)(E)	EUR	291,000	$319,314
			912,290
Macau - 0.4%
Sands China, Ltd.
4.600%, 08/08/2023		$300,000	315,187
5.125%, 08/08/2025		200,000	214,384
5.400%, 08/08/2028		200,000	217,113
			746,684
Netherlands - 1.8%
Cooperatieve Rabobank UA 6.875%, 03/19/2020	EUR	550,000	655,113
ING Bank NV 2.625%, 12/05/2022 (E)		$1,800,000	1,833,953
Mondelez International Holdings Netherlands BV 2.000%, 10/28/2021 (E)		300,000	297,101
Schaeffler Finance BV 3.250%, 05/15/2025	EUR	100,000	117,624
Stichting AK Rabobank Certificaten 6.500%, 09/29/2019 (F)		200,000	277,798
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/2019		$500,000	498,500
			3,680,089
Norway - 0.3%
DNB Boligkreditt AS 2.500%, 03/28/2022 (E)		700,000	707,917
Singapore - 0.9%
BOC Aviation, Ltd.
2.750%, 09/18/2022 (E)		200,000	199,593
3.500%, 09/18/2027 (E)		200,000	198,870
Clifford Capital Pte, Ltd. 3.380%, 03/07/2028		400,000	422,268
DBS Bank, Ltd. 3.300%, 11/27/2021 (E)		200,000	204,818
Oversea-Chinese Banking Corp., Ltd. (3 month LIBOR + 0.450%) 2.975%, 05/17/2021 (C)(E)		700,000	700,136
PSA Treasury Pte, Ltd. 2.500%, 04/12/2026		200,000	197,657
			1,923,342
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA (6.750% to 2-18-20, then 5 Year Euro Swap Rate + 6.604%) 02/18/2020 (F)	EUR	600,000	700,944
Banco Santander SA 4.379%, 04/12/2028		$200,000	212,742
Banco Santander SA (4.750% to 3-19-25, then 5 Year Euro Swap Rate + 4.097%) 03/19/2025 (F)	EUR	400,000	429,777
			1,343,463
Supranational - 0.1%
European Bank for Reconstruction & Development 0.500%, 12/21/2023	AUD	200,000	132,957
Sweden - 1.4%
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022	SEK	10,000,000	1,117,196
2.000%, 06/17/2026		4,000,000	473,920

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Sweden (continued)
Swedbank Hypotek AB 1.000%, 09/15/2021	SEK	11,200,000	$1,235,001
			2,826,117
Switzerland - 0.6%
Credit Suisse AG 6.500%, 08/08/2023		$1,122,000	1,233,793
United Kingdom - 6.0%
Barclays Bank PLC 7.625%, 11/21/2022		600,000	655,128
Barclays PLC (4.338% to 5-16-23, then 3 month LIBOR + 1.356%) 05/16/2024		500,000	516,252
Barclays PLC (4.610% to 2-15-22, then 3 month LIBOR + 1.400%) 02/15/2023		1,100,000	1,139,892
Barclays PLC (6.500% to 9-15-19, then 5 Year Euro Swap Rate + 5.875%) 09/15/2019 (F)	EUR	200,000	229,694
Barclays PLC (7.000% to 9-15-19, then 5 Year British Pound Swap Rate + 5.084%) 09/15/2019 (F)	GBP	400,000	511,790
Barclays PLC (7.125% to 6-15-25, then UK Government Bonds 5 Year Note Generic Bid Yield + 6.579%) 06/15/2025 (F)		300,000	397,653
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (F)	EUR	200,000	245,898
BAT International Finance PLC 2.750%, 06/15/2020 (E)		$900,000	902,065
Co-operative Group Holdings 2011, Ltd. 6.875%, 07/08/2020	GBP	100,000	133,218
FCE Bank PLC 1.660%, 02/11/2021	EUR	400,000	463,849
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	300,000	474,318
6.500%, 03/24/2020	EUR	1,000,000	1,188,739
Nationwide Building Society (3.766% to 3-8-23, then 3 month LIBOR + 1.064%) 03/08/2024 (E)		$900,000	918,317
NatWest Markets PLC 0.625%, 03/02/2022	EUR	400,000	456,619
RAC Bond Company PLC 4.870%, 05/06/2046	GBP	200,000	248,087
Santander UK Group Holdings PLC 3.125%, 01/08/2021		$500,000	502,296
Santander UK Group Holdings PLC (3 month EURIBOR + 0.850%) 0.540%, 03/27/2024 (C)	EUR	500,000	557,975
Santander UK Group Holdings PLC (3.823% to 11-3-27, then 3 month LIBOR + 1.400%) 11/03/2028		$500,000	505,058
Tesco PLC 6.125%, 02/24/2022	GBP	175,000	247,687
The Royal Bank of Scotland Group PLC 2.500%, 03/22/2023	EUR	1,200,000	1,447,624
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) 08/10/2020 (F)		$400,000	410,000
Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Virgin Media Secured Finance PLC 5.000%, 04/15/2027 (E)	GBP	200,000	$261,201
			12,413,360
United States - 18.0%
Allegion US Holding Company, Inc. 3.200%, 10/01/2024		$300,000	303,374
Allergan Sales LLC 5.000%, 12/15/2021 (E)		300,000	313,623
Ally Financial, Inc. 4.250%, 04/15/2021		100,000	102,125
Ambac Assurance Corp. 5.100%, 06/07/2020 (E)		125	177
American Tower Corp.
1.950%, 05/22/2026	EUR	200,000	242,372
3.450%, 09/15/2021		$400,000	408,167
Andeavor Logistics LP 3.500%, 12/01/2022		100,000	102,329
AT&T, Inc. (3 month LIBOR + 0.750%) 3.270%, 06/01/2021 (C)		1,600,000	1,607,913
AT&T, Inc. (3 month LIBOR + 1.180%) 3.616%, 06/12/2024 (C)		800,000	810,058
Aviation Capital Group LLC 4.125%, 08/01/2025 (E)		1,400,000	1,457,026
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (F)		400,000	417,520
BAT Capital Corp.
2.297%, 08/14/2020		700,000	698,356
4.390%, 08/15/2037		600,000	570,323
BAT Capital Corp. (3 month LIBOR + 0.590%) 3.118%, 08/14/2020 (C)		400,000	400,964
Bayer US Finance II LLC
3.875%, 12/15/2023 (E)		300,000	310,823
4.250%, 12/15/2025 (E)		300,000	317,235
Bayer US Finance II LLC (3 month LIBOR + 0.630%) 2.979%, 06/25/2021 (C)(E)		200,000	198,657
Bayer US Finance II LLC (3 month LIBOR + 1.010%) 3.420%, 12/15/2023 (C)(E)		200,000	196,394
Broadcom Corp. 2.650%, 01/15/2023		200,000	197,098
Campbell Soup Company
3.300%, 03/15/2021		200,000	202,521
3.650%, 03/15/2023		300,000	308,743
Charter Communications Operating LLC 3.750%, 02/15/2028		1,300,000	1,308,615
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023		300,000	303,683
Citigroup, Inc. (3.142% to 1-24-22, then 3 month LIBOR + 0.722%) 01/24/2023		400,000	406,579
Compass Bank 3.500%, 06/11/2021		300,000	305,656
Consolidated Edison Company of New York, Inc. (3 month LIBOR + 0.400%) 2.749%, 06/25/2021 (C)		300,000	300,751
Continental Resources, Inc. 4.375%, 01/15/2028		300,000	315,808
CVS Health Corp. 3.700%, 03/09/2023		300,000	309,704

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Daimler Finance North America LLC (3 month LIBOR + 0.430%) 2.965%, 02/12/2021 (C)(E)		$200,000	$199,777
Discover Bank 3.350%, 02/06/2023		400,000	409,209
DISH DBS Corp.
5.125%, 05/01/2020		100,000	100,499
7.875%, 09/01/2019		100,000	100,375
Duke Energy Corp. (3 month LIBOR + 0.500%) 3.028%, 05/14/2021 (C)(E)		1,000,000	1,002,410
EMC Corp. 2.650%, 06/01/2020		600,000	596,683
Emera US Finance LP 2.700%, 06/15/2021		400,000	401,262
EQT Corp. 2.500%, 10/01/2020		300,000	299,164
Equifax, Inc. (3 month LIBOR + 0.870%) 3.388%, 08/15/2021 (C)		300,000	299,220
Fidelity National Information Services, Inc.
0.400%, 01/15/2021	EUR	300,000	343,634
0.750%, 05/21/2023		100,000	115,933
Ford Motor Credit Company LLC 3.200%, 01/15/2021		$300,000	300,863
Ford Motor Credit Company LLC (3 month EURIBOR + 0.430%) 0.121%, 05/14/2021 (C)	EUR	700,000	785,888
Ford Motor Credit Company LLC (3 month LIBOR + 1.235%) 3.753%, 02/15/2023 (C)		$500,000	485,263
Fresenius Medical Care US Finance II, Inc. 4.125%, 10/15/2020 (E)		300,000	304,140
GATX Corp. (3 month LIBOR + 0.720%) 3.285%, 11/05/2021 (C)		300,000	298,722
General Mills, Inc. 3.700%, 10/17/2023		500,000	523,984
General Motors Financial Company, Inc. 3.550%, 07/08/2022		200,000	203,508
Harley-Davidson Financial Services, Inc. 2.850%, 01/15/2021 (E)		300,000	300,525
Harris Corp. (3 month LIBOR + 0.480%) 3.063%, 04/30/2020 (C)		800,000	799,693
HCA, Inc. 5.875%, 03/15/2022		200,000	218,524
International Lease Finance Corp.
5.875%, 08/15/2022		200,000	217,792
8.250%, 12/15/2020		200,000	215,739
JPMorgan Chase Bank N.A. (3 month LIBOR + 0.340%) 2.926%, 04/26/2021 (C)		1,400,000	1,401,720
Kilroy Realty LP 3.450%, 12/15/2024		100,000	102,835
Komatsu Finance America, Inc. 2.118%, 09/11/2020		200,000	199,004
Kraft Heinz Foods Company 4.875%, 02/15/2025 (E)		1,000,000	1,031,409
MGM Resorts International 6.625%, 12/15/2021		500,000	540,000
MUFG Americas Holdings Corp. 3.000%, 02/10/2025		2,800,000	2,834,478
Global Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 0.375%) 2.694%, 06/30/2021 (C)	$700,000	$701,736
Navient Corp.
5.875%, 03/25/2021	100,000	103,689
8.000%, 03/25/2020	200,000	207,000
Nissan Motor Acceptance Corp.
2.600%, 09/28/2022 (E)	200,000	199,088
2.650%, 07/13/2022 (E)	200,000	199,375
Penske Truck Leasing Company LP 3.950%, 03/10/2025 (E)	1,500,000	1,573,433
Progress Energy, Inc. 4.400%, 01/15/2021	200,000	205,152
Spirit AeroSystems, Inc. 3.950%, 06/15/2023	200,000	206,322
Spirit AeroSystems, Inc. (3 month LIBOR + 0.800%) 3.210%, 06/15/2021 (C)	100,000	99,334
Sprint Communications, Inc. 7.000%, 08/15/2020	400,000	414,500
Sprint Spectrum Company LLC 4.738%, 03/20/2025 (E)	300,000	311,250
Textron, Inc. (3 month LIBOR + 0.550%) 3.095%, 11/10/2020 (C)	900,000	900,006
The Interpublic Group of Companies, Inc. 3.750%, 10/01/2021	300,000	307,766
United Technologies Corp. 3.650%, 08/16/2023	1,480,000	1,549,365
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.618%, 05/15/2025 (C)	800,000	810,280
Volkswagen Group of America Finance LLC 2.450%, 11/20/2019 (E)	1,500,000	1,499,348
WEA Finance LLC 3.750%, 09/17/2024 (E)	200,000	209,146
Wells Fargo Bank NA (2.897% to 5-27-21, then 3 month LIBOR + 0.610%) 05/27/2022	600,000	605,833
ZF North America Capital, Inc. 4.500%, 04/29/2022 (E)	200,000	203,754
		37,355,224
TOTAL CORPORATE BONDS (Cost $88,567,114)		$90,673,845
CAPITAL PREFERRED SECURITIES - 0.5%
United States - 0.5%
Dresdner Funding Trust I
8.151%, 06/30/2031 (E)	500,000	672,375
8.151%, 06/30/2031	200,000	268,950
		941,325
TOTAL CAPITAL PREFERRED SECURITIES (Cost $840,000)		$941,325
MUNICIPAL BONDS - 1.1%
United States - 1.1%
American Municipal Power, Inc. (Ohio) 7.334%, 02/15/2028	700,000	900,298

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Iowa Tobacco Settlement Authority 6.500%, 06/01/2023	$195,000	$197,765
State of California (1 month LIBOR + 0.780%) 3.211%, 04/01/2047 (C)	1,200,000	1,203,840
TOTAL MUNICIPAL BONDS (Cost $2,298,147)		$2,301,903
TERM LOANS (G) - 0.3%
United States - 0.3%
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%), 5.152%, 01/31/2025	591,000	576,556
Las Vegas Sands LLC, 2018 Term Loan B (1 month LIBOR + 1.750%), 4.152%, 03/27/2025	97,012	96,207
		672,763
TOTAL TERM LOANS (Cost $686,035)		$672,763
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.8%
Commercial and residential - 12.5%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1, 4.446%, 09/25/2035 (H)	42,247	40,461
American Home Mortgage Investment Trust, Series 2004-3, Class 5A (12 month LIBOR + 1.500%), 4.194%, 10/25/2034 (C)	3,392	3,392
Banc of America Funding Corp.
Series 2005-E, Class 1A1 (1 month LIBOR + 0.580%), 2.963%, 05/20/2035 (C)	129,149	113,493
Series 2006-J, Class 4A1, 4.648%, 01/20/2047 (H)	68,008	65,767
Banc of America Mortgage Securities, Inc., Series 2005-B, Class 2A2, 4.730%, 03/25/2035 (H)	9,646	9,321
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-6, Class 1A1, 4.806%, 08/25/2033 (H)	27,725	28,674
Series 2003-7, Class 6A, 4.607%, 10/25/2033 (H)	32,108	32,840
Series 2003-9, Class 2A1, 4.673%, 02/25/2034 (H)	5,977	6,163
Series 2004-2, Class 22A, 4.870%, 05/25/2034 (H)	73,620	73,113
Series 2004-2, Class 23A, 3.443%, 05/25/2034 (H)	34,255	31,924
Series 2004-9, Class 22A1, 4.713%, 11/25/2034 (H)	21,578	22,210
Series 2005-12, Class 23A1, 4.260%, 02/25/2036 (H)	342,699	324,116
Bear Stearns ALT-A Trust
Series 2005-7, Class 22A1, 4.294%, 09/25/2035 (H)	448,505	375,091
Series 2005-9, Class 24A1, 4.159%, 11/25/2035 (H)	412,726	359,429
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1, 4.284%, 01/26/2036 (H)	870,024	768,921
Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Brunel Residential Mortgage Securitisation PLC, Series 2007-1X, Class A4B (3 month GBP LIBOR + 0.220%), 1.041%, 01/13/2039 (C)	GBP	358,368	$447,611
Canada Mortgage & Housing Corp. (Merrill Lynch)
Series 98001212 (1 month CDOR - 0.690%), 2.078%, 06/01/2020 (C)	CAD	397,440	303,469
Series 98001247 (1 month CDOR - 0.700%), 2.278%, 07/01/2020 (C)		1,111,791	850,583
Series 98001289 (1 month CDOR - 0.670%), 2.278%, 08/01/2020 (C)		387,207	296,392
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 3.799%, 07/25/2037 (H)		$60,207	54,432
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1 (1 Year CMT + 2.100%), 4.680%, 09/25/2035 (C)		116,517	119,192
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035		70,974	66,790
Series 2005-56, Class 2A2 (12 month Treasury Average Index + 2.040%), 4.521%, 11/25/2035 (C)		52,974	50,317
Series 2005-56, Class 2A3 (12 month Treasury Average Index + 1.500%), 3.981%, 11/25/2035 (C)		63,525	58,565
Series 2006-OA9, Class 2A1B (1 month LIBOR + 0.200%), 2.583%, 07/20/2046 (C)		237,804	186,388
Series 2007-11T1, Class A12 (1 month LIBOR + 0.350%), 2.754%, 05/25/2037 (C)		193,220	98,464
Series 2007-16CB, Class 5A1, 6.250%, 08/25/2037		100,235	82,834
Series 2007-OA11, Class A1B (12 month Treasury Average Index + 1.250%), 3.754%, 11/25/2047 (C)		1,115,160	980,852
Series 2007-OA3, Class 1A1 (1 month LIBOR + 0.140%), 2.544%, 04/25/2047 (C)		2,273,758	2,160,108
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12, Class 11A1, 3.927%, 08/25/2034 (H)		21,137	20,105
Series 2004-22, Class A3, 4.280%, 11/25/2034 (H)		90,865	91,558
Series 2004-HYB5, Class 2A1, 4.312%, 04/20/2035 (H)		12,564	12,658
Series 2005-2, Class 2A1 (1 month LIBOR + 0.640%), 3.044%, 03/25/2035 (C)		38,835	39,582
Series 2004-25, Class 1A1 (1 month LIBOR + 0.660%), 3.064%, 02/25/2035 (C)		21,616	21,580

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Home Loan Mortgage Pass Through Trust (continued)
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%), 3.084%, 02/25/2035 (C)		$30,969	$29,704
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-8, Class 5A1, 6.500%, 04/25/2033		6,681	7,004
Series 2003-AR18, Class 2A3, 4.201%, 07/25/2033 (H)		5,147	5,245
Finsbury Square PLC, Series 2018-2, Class A (3 month GBP LIBOR + 0.950%), 1.795%, 09/12/2068 (C)	GBP	386,974	493,150
First Horizon Mortgage Pass Through Trust, Series 2005-AR3, Class 2A1, 4.518%, 08/25/2035 (H)		$30,530	25,366
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1 (1 month LIBOR + 0.180%), 2.584%, 01/25/2037 (C)		150,037	142,971
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 5.213%, 10/25/2033 (H)		4,865	4,927
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA IO, 2.111%, 11/10/2045		3,214,454	175,781
GSR Mortgage Loan Trust, Series 2003-1, Class A2 (1 Year CMT + 1.750%), 4.300%, 03/25/2033 (C)		27,869	28,217
HarborView Mortgage Loan Trust
Series 2005-12, Class 1A1A (12 month Treasury Average Index + 2.000%), 4.504%, 10/19/2035 (C)		1,203,424	925,557
Series 2005-4, Class 3A1, 4.422%, 07/19/2035 (H)		23,596	22,298
IndyMac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A, 4.290%, 12/25/2034 (H)		27,725	27,815
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4 (1 month LIBOR + 0.240%), 2.644%, 10/25/2036 (C)		2,302,142	2,247,845
Series 2006-A6, Class 2A1, 5.500%, 11/25/2036 (H)		3,556	2,564
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1, 4.323%, 11/25/2033 (H)		32,553	33,489
Series 2006-S2, Class 1A3, 5.500%, 07/25/2036		194,223	168,589
Series 2007-A1, Class 5A5, 4.697%, 07/25/2035 (H)		138,663	144,532
Series 2007-A1, Class 5A6, 4.697%, 07/25/2035 (H)		126,057	126,604
Lanark Master Issuer PLC, Series 2019-1A, Class 1A2 (3 month GBP LIBOR + 0.820%), 1.619%, 12/22/2069 (C)(E)	GBP	400,000	509,695
Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Liberty Funding Pty, Ltd., Series 2019-2, Class A1A (1 month BBSW + 0.800%), 2.220%, 06/10/2051 (C)	AUD	500,000	$351,000
MASTR Adjustable Rate Mortgages Trust, Series 2007-HF1, Class A1 (1 month LIBOR + 0.240%), 2.644%, 05/25/2037 (C)		$376,628	233,613
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1, 4.483%, 02/25/2033 (H)		47,937	46,649
Series 2005-3, Class 4A (1 month LIBOR + 0.250%), 2.654%, 11/25/2035 (C)		72,689	71,837
MRFC Mortgage Pass Through Trust, Series 2000-TBC3, Class A1 (1 month LIBOR + 0.440%), 2.834%, 12/15/2030 (C)		16,758	16,344
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A (1 month LIBOR + 0.450%), 2.869%, 10/07/2020 (C)		706,065	707,144
Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072%, 08/12/2053 (E)	CAD	538,987	418,698
Residential Accredit Loans Trust
Series 2006-QA2, Class 2A1, 5.485%, 02/25/2036 (H)		$378,618	337,077
Series 2006-QO6, Class A1 (1 month LIBOR + 0.180%), 2.584%, 06/25/2046 (C)		1,413,257	559,179
Series 2007-QO2, Class A1 (1 month LIBOR + 0.150%), 2.554%, 02/25/2047 (C)		366,885	210,119
Residential Asset Securitization Trust, Series 2006-R1, Class A2 (1 month LIBOR + 0.400%), 2.804%, 01/25/2046 (C)		353,524	154,056
Residential Funding Mortgage Securities Trust, Series 2005-SA4, Class 1A21, 4.485%, 09/25/2035 (H)		77,400	63,924
Residential Mortgage Securities PLC
Series 29, Class A (3 month GBP LIBOR + 0.950%), 1.787%, 12/20/2046 (C)	GBP	335,505	426,875
Series 30, Class A (3 month GBP LIBOR + 0.800%), 1.637%, 03/20/2050 (C)		365,980	463,517
Series 31, Class A (3 month GBP LIBOR + 1.200%), 2.037%, 09/20/2065 (C)		367,137	467,820
RESIMAC Bastille Trust Series, Series 2018-1NCA, Class A1 (1 month LIBOR + 0.850%), 3.280%, 12/16/2059 (C)(E)		$936,000	935,495
Ripon Mortgages PLC, Series 1X, Class A1 (3 month GBP LIBOR + 0.800%), 1.604%, 08/20/2056 (C)	GBP	390,633	495,539
RMAC PLC, Series 2018-1, Class A (3 month GBP LIBOR + 0.700%), 1.545%, 06/12/2046 (C)		430,865	540,845

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Sequoia Mortgage Trust
Series 2003-4, Class 2A1 (1 month LIBOR + 0.350%), 2.733%, 07/20/2033 (C)		$58,284	$57,101
Series 5, Class A (1 month LIBOR + 0.700%), 3.090%, 10/19/2026 (C)		7,929	8,033
Silverstone Master Issuer PLC, Series 2019-1A, Class 2A (SONIA + 0.750%), 1.457%, 01/21/2070 (C)(E)	GBP	400,000	509,090
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A1, 4.566%, 02/25/2034 (H)		$52,820	53,035
Series 2004-12, Class 7A1, 4.427%, 09/25/2034 (H)		53,094	53,957
Series 2004-4, Class 3A2, 4.714%, 04/25/2034 (H)		84,656	87,747
Series 2005-18, Class 6A1, 4.576%, 09/25/2035 (H)		114,954	111,402
Structured Asset Mortgage Investments, Inc.
Series 2004-AR3, Class 1A2 (1 month LIBOR + 0.580%), 2.970%, 07/19/2034 (C)		23,211	23,245
Series 2006-AR5, Class 1A1 (1 month LIBOR + 0.210%), 2.614%, 05/25/2036 (C)		363,791	340,527
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 1A1 (1 month LIBOR + 0.290%), 2.694%, 10/25/2036 (C)(E)		537,722	474,041
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A, 4.092%, 10/25/2043 (H)		265,882	264,271
Series 2007-2, Class A1 (1 month LIBOR + 1.250%), 3.654%, 06/25/2037 (C)		251,528	237,404
Series 2007-2, Class A2A (12 month LIBOR + 1.250%), 3.452%, 06/25/2037 (C)		359,377	338,008
Series 2007-2, Class A3A (12 month LIBOR + 1.200%), 3.402%, 06/25/2037 (C)		463,556	426,559
Series 2007-3, Class 2A1 (12 month LIBOR + 1.250%), 3.452%, 06/25/2047 (C)		94,305	89,253
Series 2007-3, Class 3A1 (12 month LIBOR + 1.250%), 3.452%, 06/25/2047 (C)		194,789	180,313
Series 2007-3, Class 4A1 (12 month LIBOR + 1.250%), 3.452%, 06/25/2047 (C)		74,520	67,837
Towd Point Mortgage Funding PLC
Series 2018-A12X, Class A (3 month GBP LIBOR + 0.800%), 1.604%, 02/20/2045 (C)	GBP	363,419	459,386
Series 2019-GR4A, Class A1 (3 month GBP LIBOR + 1.025%), 1.864%, 10/20/2051 (C)(E)		600,000	762,978
Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP LIBOR + 0.200%), 1.043%, 06/10/2059 (C)	GBP	288,398	$352,118
Series 2008-1, Class B (3 month GBP LIBOR + 0.750%), 1.593%, 06/10/2059 (C)		58,206	69,075
Series 2008-1, Class M1 (3 month GBP LIBOR + 0.350%), 1.193%, 06/10/2059 (C)		69,995	84,250
Series 2008-1, Class M2 (3 month GBP LIBOR + 0.550%), 1.393%, 06/10/2059 (C)		55,259	66,377
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17, Class 1A (12 month Treasury Average Index + 1.200%), 3.681%, 11/25/2042 (C)		$157,951	154,156
Series 2002-AR2, Class A (COFI + 1.250%), 2.345%, 02/27/2034 (C)		23,006	22,916
Series 2003-AR5, Class A7, 4.697%, 06/25/2033 (H)		26,102	26,861
Series 2005-AR2, Class 2A1A (1 month LIBOR + 0.310%), 2.714%, 01/25/2045 (C)		24,433	24,274
Warwick Finance Residential Mortgages PLC, Series 2, Class A (3 month GBP LIBOR + 1.500%), 2.337%, 09/21/2049 (C)	GBP	161,755	207,133
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A (12 month Treasury Average Index + 0.940%), 3.421%, 07/25/2046 (C)		$206,882	151,935
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class XA IO, 1.346%, 03/15/2045 (E)		8,213,845	298,111
			25,818,872
U.S. Government Agency - 1.3%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD (1 month LIBOR + 0.350%), 2.859%, 01/15/2038 (C)		607,512	604,350
Series 4579, Class SD IO, 1.854%, 01/15/2038		607,512	39,649
Series T-62, Class 1A1 (12 month Treasury Average Index + 1.200%), 3.681%, 10/25/2044 (C)		657,434	663,816
Federal National Mortgage Association
Series 2002-W8, Class F (1 month LIBOR + 0.400%), 2.804%, 09/25/2032 (C)		757	757
Series 2004-W2, Class 5AF (1 month LIBOR + 0.350%), 2.754%, 03/25/2044 (C)		19,165	19,152
Series 2006-48, Class TF (1 month LIBOR + 0.400%), 2.804%, 06/25/2036 (C)		43,944	43,999

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association, Series 2004-68, Class ZC, 6.000%, 08/20/2034		$1,211,074	$1,353,007
			2,724,730
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,061,834)			$28,543,602
ASSET BACKED SECURITIES - 3.6%
Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1999-1, Class A (1 month LIBOR + 0.940%) 3.344%, 06/25/2029 (C)		27,650	26,973
Apex Credit CLO, Ltd., Series 2016-1A, Class ASR (3 month LIBOR + 1.050%) 3.632%, 10/27/2028 (C)(E)		500,000	499,906
Arbour CLO IV DAC, Series 4A, Class A2R (3 month EURIBOR + 0.870%) 0.870%, 01/15/2030 (C)(E)	EUR	500,000	568,237
Crown Point CLO, Ltd., Series 2018-6A, Class A1 (3 month LIBOR + 1.170%) 3.762%, 10/20/2028 (C)(E)		$500,000	500,000
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5 (1 month LIBOR + 1.005%) 3.409%, 10/25/2035 (C)		2,100,000	2,106,191
Dryden Leveraged Loan CDO, Series 2014-35A, Class AAR (6 month EURIBOR + 0.950%) 0.718%, 05/17/2027 (C)(E)	EUR	249,413	283,160
Dryden Leveraged Loan CDO, Series 2016-46A, Class A1R (3 month EURIBOR + 0.880%) 0.880%, 01/15/2030 (C)(E)		500,000	568,951
Home Equity Asset Trust, Series 2002-1, Class A4 (1 month LIBOR + 0.600%) 3.004%, 11/25/2032 (C)		$1,283	1,255
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE6, Class A2B (1 month LIBOR + 0.100%) 2.504%, 09/25/2036 (C)		1,151,687	556,711
RAMP Series Trust, Series 2002-RS3, Class AII1 (1 month LIBOR + 0.560%) 2.964%, 06/25/2032 (C)		7,273	7,030
Renaissance Home Equity Loan Trust, Series 2002-3, Class M2 (1 month LIBOR + 2.550%) 4.954%, 12/25/2032 (C)		370,936	363,735
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2A (1 month LIBOR + 0.050%) 2.454%, 12/25/2036 (C)		42,839	24,163
Small Business Administration Participation Certificates, Series 2000-20K, Class 1 7.220%, 11/01/2020		2,994	3,032
Global Bond Trust (continued)
		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Terwin Mortgage Trust, Series 2003-6HE, Class A1 (1 month LIBOR + 0.940%) 3.344%, 11/25/2033 (C)		$29,784	$29,100
THL Credit Wind River CLO, Ltd., Series 2012-1A, Class AR2 (3 month LIBOR + 0.880%) 3.282%, 01/15/2026 (C)(E)		500,000	500,000
Tikehau CLO II BV, Series 2A, Class AR (3 month EURIBOR + 0.880%) 0.880%, 12/07/2029 (C)(E)	EUR	500,000	568,550
Towd Point Mortgage Trust, Series 2019-HY2, Class A1 (1 month LIBOR + 1.000%) 3.404%, 05/25/2058 (C)(E)		$373,893	376,059
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A 3.270%, 11/25/2031 (E)		500,000	505,610
TOTAL ASSET BACKED SECURITIES (Cost $7,263,533)			$7,488,663
COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		5,054	7,480
TOTAL COMMON STOCKS (Cost $1,185)			$7,480
PREFERRED SECURITIES - 0.2%
United Kingdom - 0.2%
Nationwide Building Society, 10.250% (C)		1,940	371,711
TOTAL PREFERRED SECURITIES (Cost $410,172)			$371,711
ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.460%, 12/31/2016 (I)		$4,100,000	68,470
5.625%, 01/24/2013 (I)		4,500,000	76,050
6.875%, 05/02/2018 (I)		2,100,000	36,540
TOTAL ESCROW SHARES (Cost $0)			$181,060
PURCHASED OPTIONS - 0.0%
Calls - 0.0%
Exchange Traded Option on Euro OAT Futures (Expiration Date: 8-23-19; Strike Price: EUR 177.00; Notional Amount: 12,800,000) (I)		128	1,445
Exchange Traded Option on U.K. Long Gilt Bond Futures (Expiration Date: 8-23-19; Strike Price: GBP 155.00; Notional Amount: 4,400,000) (I)		44	0
Over the Counter Option on the AUD vs. CAD (Expiration Date: 9-13-19; Strike Price: AUD 0.94; Counterparty: HSBC Bank USA) (I)(J)		1,500,000	3,691
Over the Counter Option on the USD vs. INR (Expiration Date: 10-16-19; Strike Price: $82.00; Counterparty: HSBC Bank USA) (I)(J)		2,600,000	57
Over the Counter Option on the USD vs. INR (Expiration Date: 10-16-19; Strike Price: $82.00; Counterparty: HSBC Bank USA) (I)(J)		600,000	13
			5,206

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Puts - 0.0%
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $111.50; Notional Amount: 28,000) (I)	28	$0
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $112.00; Notional Amount: 200,000) (I)	200	0
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $114.00; Notional Amount: 7,000) (I)	7	0
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $115.00; Notional Amount: 1,000) (I)	1	0
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $108.00; Notional Amount: 300,000) (I)	300	1,172
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $108.25; Notional Amount: 10,000) (I)	10	39
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 8-23-19; Strike Price: $108.75; Notional Amount: 1,000) (I)	1	4
Exchange Traded Option on Ultra U.S. Treasury Bond Futures (Expiration Date: 8-23-19; Strike Price: $125.00; Notional Amount: 31,000) (I)	31	267
Over the Counter Option on 2 Year Interest Rate Swap. Receive a floating rate based on 6-month JPY LIBOR and pay a fixed rate of 0.147% (Expiration Date: 6-29-20; Strike Rate: 0.147%; Counterparty: Morgan Stanley Capital Services, Inc.) (I)(J)	168,000,000	1,870
Over the Counter Option on the EUR vs. USD (Expiration Date: 7-22-19; Strike Price: EUR 1.08; Counterparty: HSBC Bank USA) (I)(J)	8,000,000	9
		3,361
TOTAL PURCHASED OPTIONS (Cost $36,744)		$8,567
Global Bond Trust (continued)
		Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.8%
Repurchase agreement - 0.8%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $1,734,188 on 7-1-19, collateralized by $1,730,000 U.S. Treasury Notes, 2.375% due 3-15-22 (valued at $1,772,309, including interest)		$1,734,000	$1,734,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,734,000)			$1,734,000
Total Investments (Global Bond Trust) (Cost $275,141,262) - 135.3%			$280,257,020
Other assets and liabilities, net - (35.3%)			(73,116,405)
TOTAL NET ASSETS - 100.0%			$207,140,615
SECURITIES SOLD SHORT - (1.2%)
Foreign government - (1.2)%
Government of Canada 2.750%, 12/01/2048	CAD	(2,600,000)	$(2,474,820)
TOTAL SECURITIES SOLD SHORT (Cost $(2,429,396))			$(2,474,820)
SALE COMMITMENTS OUTSTANDING - (0.3%)
U.S. Government Agency - (0.3)%
Federal National Mortgage Association 3.500%, TBA (B)		$(600,000)	(613,371)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(614,625))			$(613,371)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SONIA	Sterling Overnight Interbank Average Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $49,865,412 or 24.1% of the fund's net assets as of 6-30-19.
Global Bond Trust (continued)
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Canada Government Bond Futures	7	Long	Sep 2019	$749,581	$764,011	$14,430
10-Year U.S. Treasury Note Futures	185	Long	Sep 2019	23,262,798	23,674,219	411,421
3-Month Sterling Futures	212	Long	Sep 2019	33,262,130	33,389,476	127,346
3-Year Australian Treasury Bond Futures	79	Long	Sep 2019	6,359,456	6,374,429	14,973
5-Year U.S. Treasury Note Futures	266	Long	Sep 2019	30,992,647	31,429,562	436,915
Euro-Buxl Futures	5	Long	Sep 2019	1,121,686	1,153,588	31,902
German Euro BOBL Futures	40	Long	Sep 2019	6,074,758	6,114,870	40,112
Ultra U.S. Treasury Bond Futures	31	Long	Sep 2019	5,226,353	5,504,438	278,085
10-Year Australian Treasury Bond Futures	6	Short	Sep 2019	(597,832)	(603,638)	(5,806)
3-Month Sterling Futures	212	Short	Sep 2020	(33,167,458)	(33,402,937)	(235,479)
Euro-BTP Italian Government Bond Futures	34	Short	Sep 2019	(4,986,458)	(5,192,227)	(205,769)
Euro-OAT Futures	128	Short	Sep 2019	(23,507,465)	(23,996,634)	(489,169)
German Euro BUND Futures	7	Short	Sep 2019	(1,360,795)	(1,374,959)	(14,164)
U.K. Long Gilt Bond Futures	11	Short	Sep 2019	(1,805,958)	(1,818,121)	(12,163)
						$392,634

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,188,000	USD	827,726	BOA	7/3/2019	$6,339	—
AUD	884,000	USD	614,872	CITI	7/3/2019	5,762	—
AUD	2,974,000	USD	2,078,907	MSI	8/15/2019	12,005	—
BRL	19,505,011	USD	5,104,020	GSI	7/2/2019	—	($24,524)
BRL	19,505,011	USD	5,089,769	SCB	7/2/2019	—	(10,272)
BRL	5,626,508	USD	1,466,000	HUS	8/2/2019	—	(4,911)
CAD	1,435,609	USD	1,065,014	CITI	7/2/2019	31,247	—
CAD	545,000	USD	413,917	CITI	7/3/2019	2,267	—
CAD	276,000	USD	204,991	HUS	7/3/2019	5,774	—
CHF	1,826,294	USD	1,862,157	JPM	7/3/2019	8,844	—
CHF	1,170,000	USD	1,173,225	MSI	8/15/2019	30,163	—
CLP	323,547,000	USD	465,000	HUS	7/22/2019	12,614	—
CLP	135,387,000	USD	196,000	NWM	7/22/2019	3,856	—
CLP	85,476,250	USD	125,000	MSI	7/24/2019	1,183	—
CLP	83,417,370	USD	123,000	CITI	8/23/2019	158	—
CLP	85,476,250	USD	126,170	CITI	9/25/2019	26	—
CLP	458,934,000	USD	676,894	GSI	9/25/2019	670	—
CNY	6,052,000	USD	883,413	BNP	7/12/2019	—	(2,533)
CNY	6,052,000	USD	882,512	CITI	7/12/2019	—	(1,631)
CNY	43,600,454	USD	6,352,780	HUS	7/12/2019	—	(6,650)
CNY	5,793,780	USD	835,344	BNP	9/18/2019	7,555	—
CNY	1,239,434	USD	178,871	DB	9/18/2019	1,446	—
CNY	11,392,402	USD	1,654,408	HUS	9/18/2019	2,999	—
CNY	4,402,000	USD	635,494	NOM	9/18/2019	4,925	—
CNY	1,938,627	USD	280,358	SCB	9/18/2019	1,680	—
COP	476,748,000	USD	144,000	GSI	7/11/2019	4,303	—
The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
COP	333,879,660	USD	102,000	HUS	7/11/2019	$1,861	—
COP	5,022,763,816	USD	1,487,402	CITI	7/24/2019	73,382	—
COP	5,331,090	USD	1,669	RBC	9/25/2019	—	($19)
COP	5,022,763,816	USD	1,569,295	GSI	10/15/2019	—	(15,974)
CZK	4,099,677	USD	179,049	SCB	8/20/2019	4,446	—
DKK	47,987,273	USD	7,298,445	CITI	7/1/2019	12,064	—
DKK	805,000	USD	122,059	JPM	7/1/2019	577	—
DKK	2,620,000	USD	402,536	JPM	10/1/2019	—	(340)
EUR	2,343,255	RON	11,394,768	BOA	7/26/2019	—	(72,329)
EUR	807,160	RON	3,859,032	CITI	10/22/2019	—	(750)
EUR	118,597	RON	588,217	BOA	3/16/2020	—	(2,950)
EUR	103,264	RON	512,783	BNP	3/16/2020	—	(2,716)
EUR	104,022	RON	516,469	CITI	3/16/2020	—	(2,718)
EUR	104,117	RON	517,295	MSI	3/16/2020	—	(2,804)
EUR	91,000	TRY	619,255	NOM	9/5/2019	756	—
EUR	5,000	USD	5,668	BOA	7/3/2019	18	—
EUR	1,274,121	USD	1,443,142	BNP	7/3/2019	5,784	—
EUR	336,000	USD	378,464	BOA	8/15/2019	4,957	—
EUR	8,471,000	USD	9,588,876	CITI	8/15/2019	77,649	—
EUR	313,650	USD	354,962	HUS	8/15/2019	2,955	—
EUR	14,631,424	USD	16,556,466	UBS	8/15/2019	139,916	—
EUR	31,000	USD	39,634	MSI	6/28/2021	—	(2,637)
GBP	100,000	USD	125,484	BOA	7/2/2019	1,511	—
GBP	1,908,511	USD	2,420,669	BNP	7/2/2019	3,043	—
GBP	524,000	USD	664,311	CITI	7/2/2019	1,142	—
GBP	161,000	USD	204,559	BOA	7/3/2019	—	(86)
GBP	162,000	USD	206,317	CITI	7/3/2019	—	(575)
GBP	806,000	USD	1,017,969	SCB	7/3/2019	5,663	—
GBP	487,000	USD	620,851	SCB	8/6/2019	—	(1,320)
HKD	1,981,000	USD	253,091	BARC	8/12/2019	550	—
HKD	3,690,000	USD	471,355	CITI	8/12/2019	1,101	—
HKD	4,755,000	USD	606,871	HUS	8/12/2019	1,943	—
HKD	2,313,907	USD	295,601	MSI	8/12/2019	664	—
HUF	73,187,000	USD	265,912	JPM	7/11/2019	—	(8,162)
IDR	5,139,928,000	USD	356,000	BARC	9/18/2019	4,305	—
IDR	3,002,281,000	USD	208,000	BNP	9/18/2019	2,457	—
IDR	2,845,665,000	USD	197,000	GSI	9/18/2019	2,479	—
IDR	765,996,000	USD	53,000	HUS	9/18/2019	696	—
IDR	4,199,913,000	USD	291,000	JPM	9/18/2019	3,411	—
IDR	26,542,216,455	USD	1,812,148	SCB	9/18/2019	48,443	—
ILS	901,000	USD	253,033	BOA	9/16/2019	601	—
INR	64,231,000	USD	922,329	JPM	7/8/2019	8,386	—
INR	59,144,000	USD	851,395	NWM	7/8/2019	5,610	—
INR	101,451,966	USD	1,400,343	HUS	10/18/2019	50,521	—
INR	129,222,180	USD	1,761,000	HUS	4/27/2020	44,346	—
INR	128,572,500	USD	1,750,000	BNP	5/4/2020	44,707	—
JPY	70,800,000	USD	649,862	CITI	7/2/2019	6,818	—
JPY	110,985,000	USD	1,030,845	BNP	7/3/2019	—	(1,358)
JPY	23,025,000	USD	212,878	CITI	7/3/2019	700	—
JPY	44,319,000	USD	409,213	SCB	7/3/2019	1,886	—
JPY	70,800,000	USD	659,341	UBS	8/2/2019	—	(1,084)
JPY	2,691,043,011	USD	24,714,280	BNP	8/15/2019	327,573	—
JPY	157,600,000	USD	1,462,715	HUS	8/15/2019	3,853	—
KRW	2,904,177,661	USD	2,449,543	BNP	9/18/2019	65,212	—
MXN	6,709,000	USD	342,127	BNP	8/14/2019	4,956	—
MXN	42,687,355	USD	2,141,864	CITI	8/14/2019	66,518	—
MXN	7,500,000	USD	378,361	GSI	8/14/2019	9,643	—
MXN	42,687,355	USD	2,175,895	CITI	10/16/2019	9,470	—
MYR	2,649,596	USD	637,504	UBS	9/18/2019	3,263	—
NOK	22,000	USD	2,546	BOA	7/3/2019	33	—
NOK	5,232,000	USD	613,638	BNP	7/3/2019	—	(285)
NOK	7,147,000	USD	820,325	HUS	7/3/2019	17,526	—
NOK	4,475,000	USD	523,293	BARC	8/15/2019	2,011	—
NOK	4,090,000	USD	481,625	CITI	8/15/2019	—	(1,515)
NZD	353,000	USD	231,771	BNP	7/2/2019	5,375	—
NZD	1,569,000	USD	1,020,482	BOA	7/3/2019	33,597	—
The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NZD	311,000	USD	204,659	GSI	7/3/2019	$4,275	—
PEN	711,702	USD	215,936	CITI	7/15/2019	88	—
PEN	703,080	USD	210,440	JPM	7/15/2019	2,966	—
PEN	104,563	USD	31,000	BNP	9/3/2019	674	—
PLN	2,898,000	USD	776,582	CITI	7/15/2019	—	($112)
PLN	884,000	USD	236,730	JPM	7/15/2019	123	—
RON	3,859,032	EUR	814,571	CITI	7/26/2019	582	—
RON	503,736	EUR	106,328	MSI	7/26/2019	77	—
RON	2,048,000	EUR	420,868	CITI	3/16/2020	1,061	—
RON	86,764	EUR	17,847	MSI	3/16/2020	25	—
RON	7,032,000	USD	1,669,467	BNP	7/26/2019	22,785	—
RON	1,918,000	USD	449,947	BNP	10/22/2019	10,567	—
RON	1,923,000	USD	448,585	CITI	10/22/2019	13,129	—
SEK	15,469,000	USD	1,651,210	CITI	7/3/2019	14,732	—
SEK	1,965,961	USD	207,027	JPM	7/3/2019	4,698	—
SEK	9,633,961	USD	1,041,757	UBS	8/6/2019	—	(1,572)
SEK	14,670,000	USD	1,585,388	GSI	8/15/2019	—	(503)
SEK	46,955,000	USD	5,079,325	HUS	8/15/2019	—	(6,504)
THB	19,235,209	USD	606,540	JPM	9/18/2019	21,820	—
TRY	387,206	EUR	57,000	CITI	9/5/2019	—	(587)
TRY	230,760	EUR	34,000	HUS	9/5/2019	—	(384)
TRY	1,147,963	USD	198,119	BOA	7/5/2019	—	(304)
TRY	515,000	USD	88,649	CITI	7/5/2019	95	—
TRY	1,667,000	USD	288,035	HUS	7/5/2019	—	(780)
TRY	558,000	USD	96,164	JPM	7/5/2019	—	(10)
TWD	9,300,000	USD	300,000	BARC	11/21/2019	2,167	—
TWD	2,118,880	USD	68,000	CITI	11/21/2019	845	—
TWD	3,374,460	USD	108,000	CSFB	11/21/2019	1,640	—
TWD	7,672,740	USD	246,000	DB	11/21/2019	3,296	—
TWD	7,014,375	USD	225,000	HUS	11/21/2019	2,905	—
TWD	1,401,750	USD	45,000	SCB	11/21/2019	544	—
USD	200,325	AUD	292,000	BOA	7/3/2019	—	(4,680)
USD	824,857	AUD	1,185,000	BNP	7/3/2019	—	(7,101)
USD	412,747	AUD	592,000	MSI	7/3/2019	—	(2,881)
USD	332,850	AUD	480,000	BOA	8/15/2019	—	(4,620)
USD	5,089,769	BRL	19,505,011	GSI	7/2/2019	10,272	—
USD	4,839,053	BRL	19,505,011	SCB	7/2/2019	—	(240,444)
USD	5,088,839	BRL	19,505,011	GSI	8/2/2019	23,786	—
USD	2,066,116	BRL	8,400,000	BNP	1/3/2020	—	(84,838)
USD	2,094,109	BRL	8,300,000	GSI	1/3/2020	—	(31,238)
USD	147,142	CAD	195,000	CITI	7/2/2019	—	(1,764)
USD	412,120	CAD	548,000	BOA	7/3/2019	—	(6,355)
USD	326,757	CAD	429,000	BNP	7/3/2019	—	(845)
USD	208,171	CAD	272,000	CITI	8/6/2019	301	—
USD	409,980	CHF	399,000	BNP	7/3/2019	1,213	—
USD	612,733	CHF	611,000	CITI	7/3/2019	—	(13,223)
USD	201,933	CHF	196,000	GSI	7/3/2019	1,135	—
USD	409,798	CHF	410,294	JPM	7/3/2019	—	(10,539)
USD	210,615	CHF	210,000	MSI	7/3/2019	—	(4,525)
USD	1,034,287	CHF	1,005,294	JPM	8/6/2019	1,103	—
USD	676,894	CLP	458,934,000	GSI	7/22/2019	—	(576)
USD	126,174	CLP	85,476,250	CITI	7/24/2019	—	(9)
USD	780,108	CNY	5,332,266	BOA	7/12/2019	3,987	—
USD	951,920	CNY	6,415,940	CITI	7/12/2019	18,067	—
USD	6,121,861	CNY	41,786,248	HUS	7/12/2019	39,792	—
USD	318,896	CNY	2,170,000	JPM	7/12/2019	3,049	—
USD	1,770,227	CNY	12,301,306	HUS	9/18/2019	—	(19,410)
USD	247,000	COP	805,296,570	HUS	7/11/2019	—	(3,505)
USD	1,677	COP	5,331,090	RBC	7/11/2019	19	—
USD	1,576,511	COP	5,022,763,816	GSI	7/24/2019	15,727	—
USD	124,000	COP	398,553,360	GSI	9/25/2019	601	—
USD	684,244	DKK	4,490,000	BARC	7/1/2019	225	—
USD	225,921	DKK	1,485,000	BNP	7/1/2019	—	(308)
USD	1,617,009	DKK	10,630,000	CITI	7/1/2019	—	(2,393)
USD	67,939	DKK	450,000	GSI	7/1/2019	—	(615)
USD	594,287	DKK	3,915,000	JPM	7/1/2019	—	(2,135)
The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	4,260,061	DKK	28,047,108	MSI	7/1/2019	—	($12,710)
USD	7,354,710	DKK	47,987,273	CITI	10/1/2019	—	(11,801)
USD	1,436,854	EUR	1,279,121	BNP	7/3/2019	—	(17,759)
USD	84,302	EUR	74,000	CITI	7/5/2019	$135	—
USD	831,330	EUR	728,121	BNP	8/6/2019	1,008	—
USD	1,283,057	EUR	1,129,000	BOA	8/15/2019	—	(5,280)
USD	14,582,964	EUR	12,840,000	CITI	8/15/2019	—	(69,167)
USD	884,487	EUR	773,000	JPM	8/15/2019	2,393	—
USD	762,793	EUR	678,000	SCB	8/15/2019	—	(10,895)
USD	459,013	GBP	360,000	BNP	7/2/2019	1,832	—
USD	449,533	GBP	355,000	CITI	7/2/2019	—	(1,299)
USD	1,637,193	GBP	1,293,511	SCB	7/2/2019	—	(5,500)
USD	808,147	GBP	642,000	JPM	7/3/2019	—	(7,202)
USD	619,828	GBP	487,000	SCB	7/3/2019	1,331	—
USD	2,424,376	GBP	1,908,511	BNP	8/2/2019	—	(3,115)
USD	2,025,234	HKD	15,841,907	HUS	8/12/2019	—	(3,112)
USD	357,873	HKD	2,799,000	UBS	8/12/2019	—	(502)
USD	253,275	HKD	1,981,000	BARC	12/16/2019	—	(581)
USD	471,547	HKD	3,690,000	CITI	12/16/2019	—	(1,309)
USD	936,796	HKD	7,324,554	HUS	12/16/2019	—	(1,811)
USD	295,736	HKD	2,313,907	MSI	12/16/2019	—	(781)
USD	100,581	HUF	28,497,000	GSI	7/15/2019	195	—
USD	165,000	IDR	2,355,045,000	SCB	9/18/2019	—	(87)
USD	1,758,857	INR	123,375,000	JPM	7/8/2019	—	(28,863)
USD	794,213	INR	55,880,819	BNP	10/18/2019	—	(4,938)
USD	620,000	INR	45,571,147	HUS	10/18/2019	—	(31,712)
USD	1,781,147	INR	129,222,180	GSI	4/27/2020	—	(24,199)
USD	895,461	INR	64,341,500	BNP	5/4/2020	—	(2,663)
USD	891,354	INR	64,231,000	JPM	5/4/2020	—	(5,228)
USD	657,793	JPY	70,800,000	UBS	7/2/2019	1,112	—
USD	204,250	JPY	21,823,000	BNP	7/3/2019	1,822	—
USD	412,186	JPY	44,713,000	JPM	7/3/2019	—	(2,568)
USD	1,030,383	JPY	111,793,000	SCB	7/3/2019	—	(6,599)
USD	1,033,502	JPY	110,985,000	BNP	8/6/2019	1,348	—
USD	697,096	JPY	75,400,000	BARC	8/15/2019	—	(4,549)
USD	306,476	JPY	33,000,000	CITI	8/15/2019	—	(610)
USD	525,215	JPY	57,400,000	GSI	8/15/2019	—	(8,928)
USD	2,580,405	JPY	282,600,000	HUS	8/15/2019	—	(49,366)
USD	61,464	JPY	6,600,000	JPM	8/15/2019	47	—
USD	473,378	JPY	51,000,000	SCB	8/15/2019	—	(1,209)
USD	406,000	KRW	472,990,000	CITI	7/24/2019	—	(2,872)
USD	133,000	KRW	154,918,400	JPM	7/24/2019	—	(918)
USD	44,000	KRW	50,723,200	GSI	9/18/2019	78	—
USD	96,000	KRW	110,924,832	MSI	9/18/2019	—	(51)
USD	472,000	KRW	544,452,000	UBS	9/18/2019	554	—
USD	1,456,505	MXN	28,774,000	CITI	8/14/2019	—	(32,086)
USD	466,991	MXN	9,282,000	GSI	8/14/2019	—	(13,203)
USD	330,672	MXN	6,557,000	JPM	8/14/2019	—	(8,548)
USD	2,118,584	MXN	42,687,355	CITI	10/16/2019	—	(66,780)
USD	5,625	NOK	49,000	BNP	7/3/2019	—	(120)
USD	608,668	NOK	5,322,000	CITI	7/3/2019	—	(15,235)
USD	828,643	NOK	7,030,000	MSI	7/3/2019	4,509	—
USD	614,335	NOK	5,232,000	BNP	8/6/2019	302	—
USD	273,344	NOK	2,380,000	CITI	8/15/2019	—	(6,036)
USD	413,847	NZD	625,000	HUS	7/3/2019	—	(6,038)
USD	827,699	NZD	1,250,000	UBS	7/3/2019	—	(12,071)
USD	423,994	PEN	1,414,782	CITI	7/15/2019	—	(5,436)
USD	215,282	PEN	711,702	CITI	9/17/2019	—	(166)
USD	204,369	PLN	770,000	MSI	7/15/2019	—	(1,940)
USD	829,916	SEK	7,801,000	CITI	7/3/2019	—	(10,217)
USD	1,039,102	SEK	9,633,961	UBS	7/3/2019	1,568	—
USD	61,949	SEK	595,000	BOA	8/15/2019	—	(2,332)
USD	8,205,536	SEK	78,548,835	GSI	8/15/2019	—	(280,550)
USD	36,669	SEK	340,000	HUS	8/15/2019	—	(63)
USD	607,851	SGD	832,027	BOA	9/18/2019	—	(7,821)
USD	652,657	TRY	3,887,963	UBS	7/5/2019	—	(17,315)
The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	794,154	TWD	24,857,794	HUS	11/21/2019	—	($13,502)
USD	93,212	TWD	2,925,000	JPM	11/21/2019	—	(1,824)
USD	116,625	TWD	3,650,000	SCB	11/21/2019	—	(1,968)
USD	120,417	ZAR	1,742,000	BARC	7/8/2019	—	(3,167)
USD	188,632	ZAR	2,687,000	JPM	7/8/2019	—	(1,995)
ZAR	26,519,000	USD	1,810,249	JPM	7/8/2019	$71,114	—
						$1,575,913	($1,457,500)

WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
10-Year U.S. Treasury Note Futures	USD	127.00	Jul 2019	14	14,000	$ 5,670	$(16,406)
10-Year U.S. Treasury Note Futures	USD	129.00	Jul 2019	27	27,000	9,421	(6,750)
						$15,091	$(23,156)
Puts
10-Year U.S. Treasury Note Futures	USD	125.50	Jul 2019	27	27,000	9,065	(1,477)
						$ 9,065	$ (1,477)
						$24,156	$(24,633)
Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar versus Chinese Yuan Renminbi	HUS	USD	6.95	Jul 2019	1,030,000	$ 1,891	$ (2,647)
						$ 1,891	$ (2,647)
Puts
Australian Dollar versus Canadian Dollar	HUS	AUD	0.91	Sep 2019	1,500,000	4,538	(5,202)
U.S. Dollar versus Chinese Yuan Renminbi	HUS	USD	6.79	Jul 2019	1,030,000	2,714	(2,037)
U.S. Dollar versus Colombian Peso	GSI	USD	3,165.00	Aug 2019	1,030,000	8,518	(8,330)
U.S. Dollar versus South African Rand	GSI	USD	14.20	Jul 2019	840,000	4,754	(13,733)
						$20,524	$(29,302)
						$22,415	$(31,949)
* For this type of option, notional amounts are equivalent to number of contracts.
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
2-Year Interest Rate Swap	MSCS	6 month JPY LIBOR	Pay	0.047%	Jun 2020	JPY	337,000,000	$1,110	$(1,110)
								$1,110	$(1,110)
* For this type of option, notional amounts are equivalent to number of contracts.
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Credit Default Swap	BOA	CDX.NA.IG.32	Sell	0.900%	Aug 2019	USD	400,000	$ 480	$ (34)
5-Year Credit Default Swap	CITI	CDX.NA.IG.32	Sell	0.950%	Aug 2019	USD	1,300,000	1,313	(80)
5-Year Credit Default Swap	GSI	CDX.NA.IG.32	Sell	0.900%	Aug 2019	USD	800,000	796	(69)
5-Year Credit Default Swap	MSI	CDX.NA.IG.32	Sell	0.900%	Aug 2019	USD	400,000	400	(34)
5-Year Credit Default Swap	CSFB	CDX.NA.IG.32	Sell	1.050%	Sep 2019	USD	100,000	110	(10)
5-Year Credit Default Swap	DB	CDX.NA.IG.32	Sell	0.950%	Sep 2019	USD	300,000	330	(51)
5-Year Credit Default Swap	GSI	CDX.NA.IG.31	Sell	2.400%	Sep 2019	USD	500,000	850	—
5-Year Credit Default Swap	GSI	iTraxx Europe Series 30 Version 2	Sell	2.400%	Sep 2019	EUR	500,000	966	(2)
5-Year Credit Default Swap	GSI	CDX.NA.IG.32	Sell	0.950%	Sep 2019	USD	500,000	583	(85)
								$5,828	$(365)
The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Credit default swaptions (continued)
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date	Notional amount*	Premium	Value
* For this type of option, notional amounts are equivalent to number of contracts.
Inflation floors
Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date		Notional amount*	Premium	Value
Floor- CPURNSA Index	CITI	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Index Initial)) or $0	Sep 2020	USD	1,900,000	$24,510	—
							$24,510	—
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP	1,200,000	ILS	ILS TELBOR Reuters	Fixed 1.180%	Annual	Quarterly	Jan 2024	—	$8,668	$8,668
BNP	6,100,000	CNY	CNY CNREPOFIX CFXS Reuters	Fixed 3.005%	Quarterly	Quarterly	Jun 2024	—	4,388	4,388
BNP	400,000	ILS	ILS TELBOR Reuters	Fixed 1.786%	Annual	Quarterly	May 2029	—	3,436	3,436
BOA	11,800,000	CNY	CNY CNREPOFIX CFXS Reuters	Fixed 3.025%	Quarterly	Quarterly	Jun 2024	—	10,103	10,103
CITI	3,500,000	CNY	CNY CNREPOFIX CFXS Reuters	Fixed 2.935%	Quarterly	Quarterly	Apr 2024	—	954	954
CITI	800,000	ILS	ILS TELBOR Reuters	Fixed 1.755%	Annual	Quarterly	Apr 2029	—	6,244	6,244
GSCM	700,000	ILS	ILS TELBOR Reuters	Fixed 1.780%	Annual	Quarterly	Apr 2029	—	6,021	6,021
GSCM	700,000	ILS	ILS TELBOR Reuters	Fixed 1.779%	Annual	Quarterly	Apr 2029	—	5,902	5,902
GSI	2,500,000	CNY	CNY CNREPOFIX CFXS Reuters	Fixed 2.930%	Quarterly	Quarterly	Apr 2024	—	595	595
GSI	4,800,000	CNY	CNY CNREPOFIX CFXS Reuters	Fixed 3.010%	Quarterly	Quarterly	Jun 2024	—	3,617	3,617
GSI	1,389,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.785%	Quarterly	Quarterly	Mar 2029	—	40,126	40,126
HUS	800,000	ILS	ILS TELBOR Reuters	Fixed 1.785%	Annual	Quarterly	Apr 2029	—	6,945	6,945
JPM	700,000	ILS	ILS TELBOR Reuters	Fixed 1.775%	Annual	Quarterly	Apr 2029	$311	5,580	5,891
MSI	17,700,000	CNY	CNY CNREPOFIX CFXS Reuters	Fixed 3.200%	Quarterly	Quarterly	Jun 2024	—	36,337	36,337
NOM	1,250,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.725%	Quarterly	Quarterly	Mar 2024	—	15,646	15,646
SCB	216,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.795%	Quarterly	Quarterly	Mar 2029	—	6,418	6,418
								$311	$160,980	$161,291
Centrally cleared	64,900,000	BRL	Fixed 6.450%	BRL CDI	Annual	Annual	Jan 2020	(869)	(38,721)	(39,590)
Centrally cleared	40,800,000	BRL	Fixed 6.370%	BRL CDI	Annual	Annual	Jan 2020	(25)	(18,368)	(18,393)
Centrally cleared	1,820,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Feb 2020	1,138	15,149	16,287
Centrally cleared	14,400,000	USD	1 month LIBOR + 0.117%	3 month LIBOR	Quarterly	Quarterly	Mar 2020	—	4,093	4,093
Centrally cleared	68,000,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	646,435	(446,160)	200,275
Centrally cleared	7,300,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Terminated	Quarterly	Dec 2020	20,695	46,592	67,287
Centrally cleared	900,000	BRL	BRL CDI	Fixed 8.880%	Terminated	Terminated	Jan 2021	853	13,418	14,271
Centrally cleared	21,700,000	BRL	Fixed 7.345%	BRL CDI	Terminated	Terminated	Jul 2021	269	(133,336)	(133,067)
Centrally cleared	11,200,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Sep 2021	(40,689)	87,121	46,432
Centrally cleared	9,500,000	EUR	Fixed 0.000%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2021	(60,801)	(24,669)	(85,470)
Centrally cleared	7,300,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Terminated	Quarterly	Dec 2021	(3,190)	(63,221)	(66,411)
Centrally cleared	11,700,000	EUR	Fixed 0.000%	EUR EURIBOR Reuters	Annual	Semi-Annual	Dec 2021	(97,867)	(6,490)	(104,357)
Centrally cleared	8,800,000	USD	1 month LIBOR + 0.091%	3 month LIBOR	Quarterly	Quarterly	Mar 2022	(358)	235	(123)
Centrally cleared	29,600,000	USD	1 month LIBOR + 0.084%	3 month LIBOR	Quarterly	Quarterly	Apr 2022	—	1,282	1,282
Centrally cleared	7,000,000	USD	1 month LIBOR + 0.084%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	—	4,721	4,721
Centrally cleared	8,500,000	USD	1 month LIBOR + 0.085%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	(378)	6,227	5,849
Centrally cleared	8,600,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(28,184)	6,597	(21,587)
Centrally cleared	3,300,000	USD	Fixed 8.625%	USD LIBOR BBA	Quarterly	Quarterly	Apr 2023	—	(18)	(18)
Centrally cleared	16,300,000	USD	1 month LIBOR + 0.073%	3 month LIBOR	Quarterly	Quarterly	Apr 2023	—	1,685	1,685
Centrally cleared	8,200,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	2,821	4,581	7,402
Centrally cleared	9,400,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Dec 2023	(170,707)	523,300	352,593
Centrally cleared	54,200,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	893,756	(884,233)	9,523
Centrally cleared	2,700,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2024	70,405	87,814	158,219
Centrally cleared	9,600,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2024	214,267	353,567	567,834
Centrally cleared	23,800,000	SEK	SEK STIBOR SIDE	Fixed 0.500%	Annual	Quarterly	Jun 2024	54,297	(1,746)	52,551
The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	15,300,000	EUR	EUR EURIBOR Reuters	Fixed 0.250%	Annual	Semi-Annual	Sep 2024	$63,813	$345,245	$409,058
Centrally cleared	700,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Dec 2024	6,584	925	7,509
Centrally cleared	4,100,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Dec 2024	16,582	3,084	19,666
Centrally cleared	1,200,000	USD	Fixed 2.696%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	—	(76,710)	(76,710)
Centrally cleared	1,200,000	USD	Fixed 2.684%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	(32)	(75,869)	(75,901)
Centrally cleared	1,200,000	USD	Fixed 2.673%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	—	(75,159)	(75,159)
Centrally cleared	1,900,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2026	(54,045)	(91,416)	(145,461)
Centrally cleared	600,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	(15,361)	(39,460)	(54,821)
Centrally cleared	2,900,000	CZK	CZK PRIBOR PRBO	Fixed 1.913%	Annual	Semi-Annual	Jan 2029	—	3,677	3,677
Centrally cleared	4,600,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2029	(21,956)	146,356	124,400
Centrally cleared	1,400,000	USD	1 month LIBOR + 0.088%	3 month LIBOR	Quarterly	Quarterly	May 2029	—	(151)	(151)
Centrally cleared	6,400,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2029	(198,610)	(411,266)	(609,876)
Centrally cleared	750,000,000	JPY	Fixed 0.200%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2029	(68,863)	(60,996)	(129,859)
Centrally cleared	8,600,000	EUR	EUR EURIBOR Reuters	Fixed 1.310%	Annual	Semi-Annual	Jun 2029	279,000	83,301	362,301
Centrally cleared	11,750,000	EUR	EUR EURIBOR Reuters	Fixed 0.750%	Annual	Semi-Annual	Sep 2029	103,097	638,989	742,086
Centrally cleared	400,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Sep 2029	2,926	18,554	21,480
Centrally cleared	2,500,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Dec 2029	(11,049)	(11,087)	(22,136)
Centrally cleared	8,400,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Dec 2029	163,391	93,080	256,471
Centrally cleared	2,000,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(72,852)	(150,068)	(222,920)
Centrally cleared	4,300,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	454,646	(701,096)	(246,450)
Centrally cleared	2,000,000	CAD	CAD BA CDOR	Fixed 2.750%	Semi-Annual	Semi-Annual	Dec 2048	(12,494)	246,729	234,235
Centrally cleared	700,000	CAD	CAD BA CDOR	Fixed 2.565%	Semi-Annual	Semi-Annual	Mar 2049	(7)	60,269	60,262
Centrally cleared	110,000,000	JPY	JPY LIBOR BBA	Fixed 0.500%	Semi-Annual	Semi-Annual	Jun 2049	(10,498)	44,767	34,269
Centrally cleared	2,050,000	EUR	Fixed 1.250%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2049	(8,089)	(333,204)	(341,293)
Centrally cleared	100,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Sep 2049	(1,598)	10,062	8,464
Centrally cleared	700,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(111,978)	(111,978)
Centrally cleared	6,900,000	CAD	CAD BA CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Dec 2056	100,033	236,914	336,947
								$2,216,486	$(667,088)	$1,549,398
								$2,216,797	$(506,108)	$1,710,689
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP	Commerzbank AG	1,200,000	EUR	$1,307,340	1.000%	Quarterly	Jun 2022	$36,055	$(44,172)	$(8,117)
BNP	Government of Japan	2,300,000	USD	2,300,000	1.000%	Quarterly	Jun 2022	(48,668)	(12,131)	(60,799)
BNP	Republic of Korea	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2023	(37,229)	(18,383)	(55,612)
BOA	Government of Japan	300,000	USD	300,000	1.000%	Quarterly	Jun 2022	(6,241)	(1,689)	(7,930)
CITI	Government of Japan	600,000	USD	600,000	1.000%	Quarterly	Jun 2022	(12,533)	(3,328)	(15,861)
GSI	People’s Republic of China	1,700,000	USD	1,700,000	1.000%	Quarterly	Jun 2023	(26,164)	(18,489)	(44,653)
HUS	Republic of Korea	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(17,896)	(8,447)	(26,343)
				$9,007,340				$(112,676)	$(106,639)	$(219,315)
Centrally cleared	BASF SE	400,000	EUR	425,960	1.000%	Quarterly	Dec 2020	(3,654)	(2,862)	(6,516)
Centrally cleared	Fortum OYJ	200,000	EUR	212,510	1.000%	Quarterly	Dec 2020	(1,131)	(1,889)	(3,020)
Centrally cleared	Reynolds American, Inc.	1,600,000	USD	1,600,000	1.000%	Quarterly	Dec 2020	(17,150)	(3,568)	(20,718)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(1,207)	(1,838)	(3,045)
Centrally cleared	CDX.NA.IG.32	4,300,000	USD	4,300,000	1.000%	Quarterly	Jun 2029	17,589	(21,526)	(3,937)
				$6,755,420				$(5,553)	$(31,683)	$(37,236)
				$15,762,760				$(118,229)	$(138,322)	$(256,551)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of South Africa	1.670%	500,000	USD	$500,000	1.000%	Quarterly	Jun 2024	$(20,996)	$5,579	$(15,417)
The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	A.P. Moller - Maersk A/S	0.801%	1,300,000	EUR	$1,534,064	1.000%	Quarterly	Jun 2022	$(4,453)	$13,699	$9,246
					$2,034,064				$(25,449)	$19,278	$(6,171)
Centrally cleared	Deutsche Bank AG	0.572%	600,000	EUR	671,550	1.000%	Quarterly	Dec 2019	1,196	432	1,628
Centrally cleared	Daimler AG	0.170%	200,000	EUR	245,260	1.000%	Quarterly	Dec 2020	1,840	1,071	2,911
Centrally cleared	Exelon Generation Company LLC	0.434%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(23,462)	48,634	25,172
Centrally cleared	CDX.EM.31	1.691%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2024	(72,551)	25,684	(46,867)
Centrally cleared	CDX.NA.IG.32	0.545%	5,300,000	USD	5,300,000	1.000%	Quarterly	Jun 2024	103,886	11,484	115,370
Centrally cleared	iTraxx Europe Crossover Series 31 Version 1	2.540%	400,000	EUR	449,180	5.000%	Quarterly	Jun 2024	50,060	1,945	52,005
Centrally cleared	iTraxx Europe Series 31 Version 2	0.523%	1,800,000	EUR	2,015,100	1.000%	Quarterly	Jun 2024	43,344	5,984	49,328
Centrally cleared	Tesco PLC	1.214%	1,000,000	EUR	1,223,300	1.000%	Quarterly	Jun 2025	(27,940)	13,932	(14,008)
Centrally cleared	Royal Dutch Shell PLC	0.486%	700,000	EUR	738,745	1.000%	Quarterly	Dec 2026	(14,890)	45,861	30,971
					$13,643,135				$61,483	$155,027	$216,510
					$15,677,199				$36,034	$174,305	$210,339
Total return swaps
Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-month USD LIBOR	Quarterly	USD	900,000	Mar 2020	BARC	—	$(23,394)	$(23,394)
Pay	iBoxx $ Liquid Investment Grade Index	3-month USD LIBOR	Quarterly	USD	700,000	Sep 2019	GSI	—	(49,863)	(49,863)
Pay	iBoxx $ Liquid Investment Grade Index	3-month USD LIBOR	Quarterly	USD	500,000	Sep 2019	JPM	—	(27,466)	(27,466)
Pay	iBoxx $ Liquid Investment Grade Index	3-month USD LIBOR	Quarterly	USD	200,000	Sep 2019	MSCS	—	(8,115)	(8,115)
Pay	iBoxx $ Liquid Investment Grade Index	3-month USD LIBOR	Quarterly	USD	400,000	Sep 2019	MSCS	—	(22,531)	(22,531)
								—	$(131,369)	$(131,369)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBA	The British Banker's Association
BBR	Bank Bill Rate
BNP	BNP Paribas
BOA	Bank of America, N.A.
CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CSFB	Credit Suisse First Boston International
DB	Deutsche Bank AG
EURIBOR	Euro Interbank Offered Rate
GSCM	Goldman Sachs Capital Markets, L.P.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co. International PLC
NOM	Nomura Global Financial Products, Inc.
NWM	NatWest Markets PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
High Yield Trust
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Argentina – 0.7%
Provincia de Buenos Aires 7.875%, 06/15/2027		$680,000	$504,907
Republic of Argentina
5.625%, 01/26/2022		230,000	193,892
6.875%, 04/22/2021		200,000	175,500
6.875%, 01/26/2027		330,000	264,660
7.500%, 04/22/2026		200,000	168,302
7.625%, 04/22/2046		200,000	158,500
			1,465,761
Brazil – 0.3%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	100,000	27,480
10.000%, 01/01/2023		2,139,000	612,584
10.000%, 01/01/2027		85,000	25,401
			665,465
Ecuador – 0.2%
Republic of Ecuador 7.875%, 01/23/2028 (A)		$440,000	435,054
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	5,552
High Yield Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 0.2%
Government of Mexico 6.500%, 06/09/2022	MXN	5,956,000	$302,294
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,538,984)			$2,874,126
CORPORATE BONDS – 83.0%
Communication services – 17.0%
Altice France SA
6.250%, 05/15/2024 (A)		$200,000	206,000
7.375%, 05/01/2026 (A)		3,100,000	3,177,500
Altice Luxembourg SA
7.750%, 05/15/2022 (A)		200,000	203,250
10.500%, 05/15/2027 (A)		390,000	400,725
AMC Entertainment Holdings, Inc. 6.125%, 05/15/2027 (B)		410,000	364,900
American Media LLC 10.500%, 12/31/2026 (A)		840,000	873,600
CCO Holdings LLC 5.125%, 05/01/2023 to 05/01/2027 (A)		2,190,000	2,251,141
CenturyLink, Inc.
5.625%, 04/01/2025		250,000	255,000
6.750%, 12/01/2023 (B)		100,000	107,875
Charter Communications Operating LLC
4.908%, 07/23/2025		520,000	564,227

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC (continued)
6.484%, 10/23/2045	$450,000	$529,732
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (A)	880,000	910,800
CSC Holdings LLC
5.375%, 07/15/2023 (A)	940,000	965,850
6.500%, 02/01/2029 (A)	1,030,000	1,123,988
10.875%, 10/15/2025 (A)	243,000	278,692
DISH DBS Corp.
5.875%, 11/15/2024	2,030,000	1,920,888
7.750%, 07/01/2026	2,150,000	2,107,000
Entercom Media Corp. 6.500%, 05/01/2027 (A)	450,000	468,000
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	370,000	337,625
8.000%, 02/15/2024 (A)	560,000	583,800
Level 3 Financing, Inc.
5.250%, 03/15/2026	210,000	217,350
5.625%, 02/01/2023	400,000	404,984
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (A)	1,010,000	1,035,250
Match Group, Inc.
5.000%, 12/15/2027 (A)(B)	360,000	377,064
6.375%, 06/01/2024	340,000	357,000
Meredith Corp. 6.875%, 02/01/2026	480,000	509,342
Netflix, Inc.
5.375%, 11/15/2029 (A)	540,000	573,583
5.875%, 02/15/2025	250,000	275,625
6.375%, 05/15/2029 (A)	700,000	795,585
Sirius XM Radio, Inc. 4.625%, 07/15/2024 (A)	230,000	235,354
Sprint Capital Corp. 8.750%, 03/15/2032	885,000	1,024,388
Sprint Communications, Inc. 11.500%, 11/15/2021	470,000	542,850
Sprint Corp.
7.250%, 09/15/2021	1,500,000	1,593,750
7.625%, 02/15/2025	510,000	542,513
7.875%, 09/15/2023	2,450,000	2,664,375
Telecom Italia SpA 5.303%, 05/30/2024 (A)	1,000,000	1,035,000
The EW Scripps Company 5.125%, 05/15/2025 (A)	420,000	403,200
Time Warner Cable LLC 7.300%, 07/01/2038	440,000	533,585
T-Mobile USA, Inc.
4.750%, 02/01/2028	780,000	803,634
6.000%, 04/15/2024	60,000	62,550
6.500%, 01/15/2026	470,000	508,098
Univision Communications, Inc. 5.125%, 02/15/2025 (A)	200,000	190,250
UPC Holding BV 5.500%, 01/15/2028 (A)	950,000	954,750
UPCB Finance IV, Ltd. 5.375%, 01/15/2025 (A)	200,000	205,562
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 (A)	1,480,000	1,533,650
		35,009,885
Consumer discretionary – 12.7%
American Axle & Manufacturing, Inc.
6.250%, 04/01/2025	159,000	158,205
6.500%, 04/01/2027 (B)	621,000	619,448
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Boyne USA, Inc. 7.250%, 05/01/2025 (A)	$500,000	$541,250
Brinker International, Inc. 5.000%, 10/01/2024 (A)	310,000	315,813
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	570,000	584,250
Century Communities, Inc. 5.875%, 07/15/2025	1,040,000	1,045,200
Delphi Technologies PLC 5.000%, 10/01/2025 (A)	370,000	329,300
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)	770,000	789,250
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	3,600,425	360
frontdoor, Inc. 6.750%, 08/15/2026 (A)	610,000	649,650
Golden Nugget, Inc. 8.750%, 10/01/2025 (A)	740,000	777,000
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)	510,000	529,482
4.875%, 05/15/2026 (A)	450,000	466,826
Hilton Domestic Operating Company, Inc. 4.875%, 01/15/2030 (A)	1,010,000	1,041,984
Hilton Worldwide Finance LLC
4.625%, 04/01/2025	300,000	307,125
4.875%, 04/01/2027	250,000	258,363
International Game Technology PLC 6.500%, 02/15/2025 (A)	400,000	437,280
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (A)	330,000	336,600
L Brands, Inc. 5.250%, 02/01/2028	1,270,000	1,163,638
Lennar Corp.
4.500%, 04/30/2024	290,000	304,863
4.750%, 11/29/2027	400,000	421,000
5.875%, 11/15/2024	810,000	887,963
Levi Strauss & Company 5.000%, 05/01/2025	710,000	734,850
MGM China Holdings, Ltd.
5.375%, 05/15/2024 (A)	200,000	205,200
5.875%, 05/15/2026 (A)	200,000	205,500
MGM Resorts International 6.000%, 03/15/2023	610,000	661,088
Murphy Oil USA, Inc.
5.625%, 05/01/2027	490,000	509,600
6.000%, 08/15/2023	60,000	61,650
New Red Finance, Inc.
4.250%, 05/15/2024 (A)	640,000	647,200
5.000%, 10/15/2025 (A)	630,000	634,914
Party City Holdings, Inc. 6.625%, 08/01/2026 (A)(B)	640,000	620,800
Sands China, Ltd. 5.400%, 08/08/2028	550,000	597,060
Scientific Games International, Inc.
5.000%, 10/15/2025 (A)	500,000	505,000
10.000%, 12/01/2022	496,000	520,180
Service Corp. International
5.125%, 06/01/2029	400,000	421,000
5.375%, 05/15/2024	230,000	236,613
7.500%, 04/01/2027	480,000	573,600
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (A)	512,000	550,246
Speedway Motorsports, Inc. 5.125%, 02/01/2023	1,090,000	1,095,450

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	$270,000	$265,950
The ServiceMaster Company LLC 5.125%, 11/15/2024 (A)	550,000	565,813
The William Carter Company 5.625%, 03/15/2027 (A)	330,000	345,675
TopBuild Corp. 5.625%, 05/01/2026 (A)	1,050,000	1,073,625
Twin River Worldwide Holdings, Inc. 6.750%, 06/01/2027 (A)	90,000	93,825
Viking Cruises, Ltd. 5.875%, 09/15/2027 (A)	810,000	820,125
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	775,000	785,656
Weight Watchers International, Inc. 8.625%, 12/01/2025 (A)(B)	1,020,000	933,300
William Lyon Homes, Inc.
5.875%, 01/31/2025	50,000	49,375
6.000%, 09/01/2023	390,000	395,850
7.000%, 08/15/2022	180,000	180,675
		26,254,670
Consumer staples – 2.6%
Altria Group, Inc. 5.950%, 02/14/2049	350,000	398,033
Central Garden & Pet Company 5.125%, 02/01/2028	370,000	363,525
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	520,000	529,750
Kraft Heinz Foods Company 7.125%, 08/01/2039 (A)	440,000	540,747
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 (A)	1,010,000	1,050,400
Pilgrim's Pride Corp. 5.875%, 09/30/2027 (A)	190,000	196,888
Pyxus International, Inc.
8.500%, 04/15/2021 (A)	280,000	285,950
9.875%, 07/15/2021	80,000	68,800
Sally Holdings LLC 5.625%, 12/01/2025 (B)	510,000	499,800
Simmons Foods, Inc. 5.750%, 11/01/2024 (A)	530,000	482,300
Spectrum Brands, Inc.
5.750%, 07/15/2025	610,000	633,638
6.125%, 12/15/2024	230,000	236,900
		5,286,731
Energy – 12.7%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	910,000	922,513
6.625%, 07/15/2026 (A)	670,000	675,025
Carrizo Oil & Gas, Inc. 8.250%, 07/15/2025	310,000	305,350
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025	740,000	824,175
Chesapeake Energy Corp.
5.375%, 06/15/2021 (B)	280,000	272,300
8.000%, 06/15/2027 (B)	930,000	813,173
Covey Park Energy LLC 7.500%, 05/15/2025 (A)	680,000	489,600
DCP Midstream Operating LP 6.750%, 09/15/2037 (A)	590,000	634,250
Diamondback Energy, Inc. 4.750%, 11/01/2024	280,000	287,350
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)	290,000	300,513
5.750%, 01/30/2028 (A)	300,000	315,750
High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (A)		$1,120,000	$904,400
7.375%, 05/15/2024 (A)		670,000	572,850
Genesis Energy LP 5.625%, 06/15/2024		910,000	875,875
Indigo Natural Resources LLC 6.875%, 02/15/2026 (A)		250,000	224,375
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (A)(B)		380,000	285,950
9.875%, 04/01/2022 (A)		350,000	258,125
MEG Energy Corp.
6.375%, 01/30/2023 (A)		948,000	902,970
6.500%, 01/15/2025 (A)		250,000	251,250
7.000%, 03/31/2024 (A)		880,000	836,000
Montage Resources Corp. 8.875%, 07/15/2023		460,000	387,550
Murray Energy Corp. (9.000% Cash and 3.000% PIK) 12.000%, 04/15/2024 (A)		225,272	45,618
NGL Energy Partners LP 7.500%, 11/01/2023		900,000	940,500
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)		380,000	391,400
4.875%, 08/15/2027 (A)		260,000	275,275
7.768%, 12/15/2037 (A)		500,000	635,000
Northern Oil and Gas, Inc. (8.500% Cash and 1.000% PIK) 9.500%, 05/15/2023		1,145,707	1,182,942
Oasis Petroleum, Inc.
6.250%, 05/01/2026 (A)(B)		380,000	367,650
6.875%, 03/15/2022 to 01/15/2023		487,000	485,104
Petrobras Global Finance BV
5.750%, 02/01/2029		100,000	104,240
6.850%, 06/05/2115 (B)		410,000	424,518
Precision Drilling Corp. 7.125%, 01/15/2026 (A)(B)		660,000	638,550
Pride International LLC 7.875%, 08/15/2040		30,000	20,250
Range Resources Corp. 5.000%, 03/15/2023		470,000	442,388
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)		670,000	747,325
7.500%, 07/15/2038 (A)		630,000	720,470
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/2025 (A)		960,000	886,080
Targa Resources Partners LP
4.250%, 11/15/2023		400,000	399,750
5.875%, 04/15/2026		560,000	593,600
6.500%, 07/15/2027 (A)		160,000	174,400
6.875%, 01/15/2029 (A)		220,000	243,650
Teine Energy, Ltd. 6.875%, 09/30/2022 (A)		610,000	620,675
The Williams Companies, Inc.
7.500%, 01/15/2031		780,000	1,008,692
8.750%, 03/15/2032		120,000	170,708
Transocean Guardian, Ltd. 5.875%, 01/15/2024 (A)		378,000	384,143
Transocean Pontus, Ltd. 6.125%, 08/01/2025 (A)		576,450	593,744
Transocean, Inc.
6.800%, 03/15/2038		360,000	270,000
7.250%, 11/01/2025 (A)		500,000	473,750
7.500%, 01/15/2026 (A)		180,000	171,450
Vesta Energy Corp. 8.125%, 07/24/2023 (A)	CAD	490,000	349,853

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
WPX Energy, Inc.
5.750%, 06/01/2026		$220,000	$227,678
8.250%, 08/01/2023		870,000	991,800
			26,320,547
Financials – 8.0%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)		900,000	914,625
Ally Financial, Inc. 8.000%, 11/01/2031		80,000	105,737
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025 (A)(B)		1,170,000	702,000
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (A)(D)		200,000	202,740
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (D)		250,000	260,950
Barclays Bank PLC 7.625%, 11/21/2022 (B)		200,000	218,376
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030		1,020,000	1,042,671
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (D)	EUR	500,000	614,745
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (D)		$380,000	398,525
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(D)		390,000	433,388
CIT Group, Inc.
5.250%, 03/07/2025		140,000	153,475
6.125%, 03/09/2028		190,000	216,125
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (D)		280,000	292,600
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (D)		560,000	581,700
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(D)		290,000	335,156
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) 09/12/2025 (A)(D)		200,000	215,000
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (A)(D)		210,000	225,450
DAE Funding LLC 5.750%, 11/15/2023 (A)		1,170,000	1,228,500
Danske Bank A/S 5.375%, 01/12/2024 (A)		290,000	313,316
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024		590,000	610,650
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/2025 (A)		440,000	456,500
FirstCash, Inc. 5.375%, 06/01/2024 (A)		530,000	544,575
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025 (D)		200,000	210,300
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) 03/23/2028 (D)		730,000	765,244
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (A)	$200,000	$200,435
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024	340,000	346,133
6.625%, 07/26/2021	210,000	222,338
6.750%, 06/25/2025	140,000	144,900
6.750%, 06/15/2026 (B)	450,000	466,875
8.000%, 03/25/2020	688,000	712,080
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)	1,300,000	1,293,500
5.750%, 05/01/2025 (A)	310,000	319,201
Radian Group, Inc. 4.875%, 03/15/2027	310,000	311,938
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (D)	270,000	290,993
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(D)	550,000	583,688
UniCredit SpA (7.296% to 4-2-29, then 5 Year U.S. ISDAFIX + 4.914%) 04/02/2034 (A)	490,000	519,340
		16,453,769
Health care – 6.8%
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023 (A)(B)	270,000	241,650
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	1,900,000	2,125,720
Bausch Health Companies, Inc.
7.000%, 03/15/2024 (A)	970,000	1,030,722
9.000%, 12/15/2025 (A)	280,000	312,844
BioScrip, Inc. 8.875%, 02/15/2021 (B)	620,000	627,750
Centene Corp.
5.375%, 06/01/2026 (A)	730,000	767,413
6.125%, 02/15/2024	160,000	167,600
Community Health Systems, Inc. 8.000%, 03/15/2026 (A)	760,000	730,383
DaVita, Inc. 5.000%, 05/01/2025	110,000	108,598
HCA, Inc. 5.625%, 09/01/2028	2,140,000	2,316,550
HLF Financing Sarl LLC 7.250%, 08/15/2026 (A)	470,000	472,350
Immucor, Inc. 11.125%, 02/15/2022 (A)	320,000	326,400
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	270,000	265,275
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)	650,000	573,625
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 05/01/2023 (A)	620,000	659,913
9.750%, 12/01/2026 (A)	400,000	419,000
Tenet Healthcare Corp. 6.750%, 06/15/2023 (B)	2,100,000	2,107,875
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	610,000	578,738
2.800%, 07/21/2023	260,000	225,550
		14,057,956

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials – 8.6%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (A)	$130,000	$115,374
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	650,000	645,125
5.000%, 10/01/2024 (A)	210,000	214,200
Avolon Holdings Funding, Ltd. 5.125%, 10/01/2023 (A)	920,000	974,703
BBA US Holdings, Inc. 5.375%, 05/01/2026 (A)	610,000	637,450
Beacon Roofing Supply, Inc. 4.875%, 11/01/2025 (A)	800,000	792,000
BWX Technologies, Inc. 5.375%, 07/15/2026 (A)	410,000	423,305
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (A)	430,000	412,353
Covanta Holding Corp. 5.875%, 07/01/2025	560,000	582,400
Flexi-Van Leasing, Inc. 10.000%, 02/15/2023 (A)	540,000	500,850
GFL Environmental, Inc.
5.375%, 03/01/2023 (A)	400,000	396,000
8.500%, 05/01/2027 (A)	450,000	484,313
Harsco Corp. 5.750%, 07/31/2027 (A)	360,000	374,890
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021 (A)	940,000	747,300
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (A)	830,000	858,685
5.250%, 08/15/2022 (A)	230,000	242,790
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	659,000	659,000
Prime Security Services Borrower LLC
5.250%, 04/15/2024 (A)	200,000	203,500
5.750%, 04/15/2026 (A)	650,000	671,125
9.250%, 05/15/2023 (A)	291,000	305,608
Standard Industries, Inc.
4.750%, 01/15/2028 (A)	420,000	416,850
6.000%, 10/15/2025 (A)	330,000	350,213
The ADT Security Corp. 4.125%, 06/15/2023	700,000	700,000
The Brink's Company 4.625%, 10/15/2027 (A)	510,000	509,363
The Hertz Corp. 5.875%, 10/15/2020	430,000	430,538
United Airlines 2013-1 Class B Pass Through Trust 5.375%, 02/15/2023	340,443	348,920
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 10/11/2023	88,850	91,506
United Rentals North America, Inc.
4.625%, 10/15/2025	190,000	193,088
4.875%, 01/15/2028	880,000	897,600
5.250%, 01/15/2030	230,000	236,325
5.500%, 05/15/2027	650,000	684,125
6.500%, 12/15/2026	580,000	627,850
Waste Pro USA, Inc. 5.500%, 02/15/2026 (A)	440,000	449,900
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	680,800
XPO Logistics, Inc. 6.125%, 09/01/2023 (A)	937,000	970,966
		17,829,015
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 1.8%
Amkor Technology, Inc. 6.625%, 09/15/2027 (A)	$560,000	$556,556
CDK Global, Inc.
4.875%, 06/01/2027	250,000	257,585
5.250%, 05/15/2029 (A)	30,000	31,088
5.875%, 06/15/2026	630,000	667,013
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	420,000	365,400
Dell International LLC 7.125%, 06/15/2024 (A)	360,000	380,061
First Data Corp. 5.000%, 01/15/2024 (A)	550,000	563,475
GrubHub Holdings, Inc. 5.500%, 07/01/2027 (A)	290,000	297,647
j2 Cloud Services LLC 6.000%, 07/15/2025 (A)	560,000	586,600
		3,705,425
Materials – 9.7%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,260,000	1,316,700
7.000%, 09/30/2026 (A)	1,160,000	1,245,550
ArcelorMittal 6.750%, 03/01/2041	470,000	547,383
ARD Securities Finance SARL (8.750% Cash or 8.750% PIK) 8.750%, 01/31/2023 (A)	734,807	740,318
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (A)	1,070,000	1,107,450
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (A)	250,000	285,250
First Quantum Minerals, Ltd. 7.500%, 04/01/2025 (A)	1,760,000	1,676,400
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (A)	620,000	571,950
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	250,000	250,313
3.875%, 03/15/2023	160,000	160,000
4.550%, 11/14/2024	460,000	470,235
5.450%, 03/15/2043	2,030,000	1,857,450
6.875%, 02/15/2023	270,000	284,175
FXI Holdings, Inc. 7.875%, 11/01/2024 (A)	580,000	540,850
Greif, Inc. 6.500%, 03/01/2027 (A)	880,000	908,600
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (A)	1,410,000	1,455,825
Mercer International, Inc.
5.500%, 01/15/2026	380,000	378,100
6.500%, 02/01/2024	690,000	714,150
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(C)	913,644	1,142
Norbord, Inc. 5.750%, 07/15/2027 (A)(B)	150,000	151,500
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)	340,000	234,600
Olin Corp. 5.000%, 02/01/2030	420,000	415,275
Pactiv LLC
7.950%, 12/15/2025	380,000	414,675
8.375%, 04/15/2027	1,130,000	1,226,050
Summit Materials LLC
5.125%, 06/01/2025 (A)(B)	300,000	300,750
6.500%, 03/15/2027 (A)	650,000	676,000

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Teck Resources, Ltd. 5.200%, 03/01/2042	$670,000	$677,749
U.S. Concrete, Inc. 6.375%, 06/01/2024	300,000	312,750
Valvoline, Inc.
4.375%, 08/15/2025 (B)	510,000	508,725
5.500%, 07/15/2024	650,000	672,100
		20,102,015
Real estate – 2.4%
CoreCivic, Inc.
4.625%, 05/01/2023	130,000	127,550
5.000%, 10/15/2022	390,000	388,050
CTR Partnership LP 5.250%, 06/01/2025	410,000	425,375
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	800,000	804,016
Forestar Group, Inc. 8.000%, 04/15/2024 (A)	640,000	671,200
Hunt Companies, Inc. 6.250%, 02/15/2026 (A)	230,000	217,350
MPT Operating Partnership LP
5.000%, 10/15/2027	340,000	350,200
5.250%, 08/01/2026	250,000	260,625
5.500%, 05/01/2024	70,000	71,750
The GEO Group, Inc.
5.875%, 10/15/2024	750,000	660,000
6.000%, 04/15/2026	945,000	821,867
WeWork Companies, Inc. 7.875%, 05/01/2025 (A)(B)	140,000	138,124
		4,936,107
Utilities – 0.7%
NRG Energy, Inc. 7.250%, 05/15/2026	40,000	44,050
Suburban Propane Partners LP 5.875%, 03/01/2027	450,000	451,125
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	540,000	536,625
10.500%, 01/15/2026 (A)	340,000	339,150
		1,370,950
TOTAL CORPORATE BONDS (Cost $172,520,527)		$171,327,070
CONVERTIBLE BONDS – 1.1%
Communication services – 0.8%
DISH Network Corp.
2.375%, 03/15/2024	420,000	387,981
3.375%, 08/15/2026	110,000	106,940
Liberty Latin America, Ltd. 2.000%, 07/15/2024 (A)	160,000	161,087
Liberty Media Corp. 2.125%, 03/31/2048 (A)	610,000	592,081
Twitter, Inc. 1.000%, 09/15/2021	360,000	344,554
		1,592,643
Energy – 0.2%
Cheniere Energy, Inc. 4.250%, 03/15/2045	140,000	109,634
Chesapeake Energy Corp. 5.500%, 09/15/2026	260,000	207,526
		317,160
High Yield Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Information technology – 0.1%
Vishay Intertechnology, Inc. 2.250%, 06/15/2025 (A)	$260,000	$239,200
TOTAL CONVERTIBLE BONDS (Cost $2,253,625)		$2,149,003
TERM LOANS (E) – 4.1%
Communication services – 0.3%
iHeartCommunications, Inc., Exit Term Loan 05/01/2026 TBD (F)	510,000	510,479
Consumer discretionary – 1.4%
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%) 5.190%, 11/08/2023	791,775	728,433
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%) 5.902%, 04/30/2026	580,000	575,290
PetSmart, Inc., Consenting Term Loan (1 month LIBOR + 4.250%) 6.670%, 03/11/2022	774,693	753,149
Spencer Spirit LH LLC, Term Loan B 06/12/2026 TBD (F)	650,000	634,836
TOMS Shoes LLC, Term Loan B (3 month LIBOR + 5.500%) 8.080%, 11/02/2020	162,868	123,780
		2,815,488
Energy – 0.4%
Eastern Power LLC, Term Loan B (1 month LIBOR + 3.750%) 6.152%, 10/02/2023	551,532	550,153
Permian Production Partners LLC, Term Loan (1 month LIBOR + 6.000%) 8.410%, 05/18/2024	446,500	334,875
		885,028
Health care – 1.6%
Beta Sub LLC, Term Loan B 05/21/2026 TBD (F)	610,000	607,713
Immucor, Inc., Extended Term Loan B (3 month LIBOR + 5.000%) 7.330%, 06/15/2021	286,513	285,439
Radnet Management, Inc., Reprice Term Loan (3 month LIBOR + 3.500%) 6.137%, 06/30/2023	788,571	788,571
RegionalCare Hospital Partners Holdings, Inc., 2018 Term loan B (1 month LIBOR + 4.500%) 6.904%, 11/17/2025	308,450	306,411
U.S. Renal Care, Inc., Term Loan B 06/13/2026 TBD (F)	1,110,000	1,087,978
VVC Holding Corp., 2019 Term Loan B (3 month LIBOR + 4.500%) 7.045%, 02/11/2026	269,325	268,428
		3,344,540
Industrials – 0.4%
Cornerstone Building Brands, Inc., 2018 Term Loan (3 month LIBOR + 3.750%) 6.354%, 04/12/2025	554,400	537,768
Temple Generation I LLC, 2nd Lien Term Loan (1 month LIBOR + 8.000%) 10.404%, 02/07/2023	277,074	277,767
		815,535
TOTAL TERM LOANS (Cost $8,547,796)		$8,371,070

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 5.4%
Anchorage Capital CLO, Ltd. Series 2014-3RA, Class E (3 month LIBOR + 5.550%) 8.082%, 01/28/2031 (A)(G)	$670,000	$627,323
ARES XLIV CLO, Ltd. Series 2017-44A, Class D (3 month LIBOR + 6.550%) 9.147%, 10/15/2029 (A)(G)	700,000	684,212
Avery Point VI CLO, Ltd. Series 2015-6A, Class E1 (3 month LIBOR + 5.500%) 8.065%, 08/05/2027 (A)(G)	750,000	717,317
BlueMountain CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.200%) 7.801%, 07/18/2027 (A)(G)	250,000	233,400
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 6.292%, 07/20/2031 (A)(G)	750,000	749,435
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 8.591%, 04/20/2029 (A)(G)	400,000	385,124
Cent CLO 24, Ltd. Series 2015-24A, Class CR (3 month LIBOR + 3.150%) 5.747%, 10/15/2026 (A)(G)	360,000	360,064
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 7.988%, 04/17/2030 (A)(G)	250,000	231,443
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 8.242%, 07/20/2028 (A)(G)	750,000	736,784
CVP CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 5.242%, 01/20/2031 (A)(G)	500,000	474,070
Greenwood Park CLO, Ltd. Series 2018-1A, Class D (3 month LIBOR + 2.500%) 5.287%, 04/15/2031 (A)(G)	290,000	274,925
Greywolf CLO, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 6.538%, 04/17/2030 (A)(G)	250,000	250,253
Jamestown CLO VIII, Ltd. Series 2015-8A, Class D2 (3 month LIBOR + 6.750%) 9.347%, 01/15/2028 (A)(G)	750,000	746,279
Neuberger Berman CLO, Ltd. Series 2014-17A, Class ER (3 month LIBOR + 6.550%) 9.142%, 04/22/2029 (A)(G)	420,000	410,394
Oaktree CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 5.200%) 7.792%, 10/20/2027 (A)(G)	250,000	243,207
Octagon Investment Partners XWIII, Ltd. Series 2015-1A, Class ER (3 month LIBOR + 5.750%) 8.347%, 07/15/2027 (A)(G)	250,000	246,816
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
OZLM XIX, Ltd. Series 2017-19A, Class C (3 month LIBOR + 3.100%) 5.697%, 11/22/2030 (A)(G)	$810,000	$784,577
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 5.593%, 06/22/2030 (A)(G)	570,000	561,166
Sound Point CLO, Ltd. Series 2013-2RA, Class E (3 month LIBOR + 6.000%) 8.597%, 04/15/2029 (A)(G)	350,000	336,884
Symphony CLO, Ltd. Series 2012-9A, Class ER (3 month LIBOR + 7.180%) 9.781%, 10/16/2028 (A)(G)	510,000	506,842
THL Credit Wind River CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 5.550%) 8.147%, 07/15/2028 (A)(G)	750,000	732,786
Treman Park CLO, Ltd. Series 2015-1A, Class ERR (3 month LIBOR + 5.500%) 8.091%, 10/20/2028 (A)(G)	250,000	241,574
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 5.607%, 04/15/2027 (A)(G)	350,000	345,906
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 8.527%, 04/15/2027 (A)(G)	350,000	336,676
TOTAL ASSET BACKED SECURITIES (Cost $11,285,903)		$11,217,457
COMMON STOCKS – 1.2%
Communication services – 0.0%
Vertis Holdings, Inc. (H)(I)	69,391	0
Consumer discretionary – 0.0%
Bossier Casino Venture Holdco, Inc. (H)(I)	43,365	11,275
Energy – 1.0%
Berry Petroleum Corp.	163,685	1,735,061
Hercules Offshore, Inc. (H)(I)	45,689	43,534
KCAD Holdings I, Ltd. (H)(I)	165,553,563	115,887
Montage Resources Corp. (I)	28,903	176,308
MWO Holdings LLC (H)(I)	445	25,841
		2,096,631
Industrials – 0.2%
Temple Generation I LLC (I)	17,991	377,811
TOTAL COMMON STOCKS (Cost $10,395,341)		$2,485,717
PREFERRED SECURITIES – 0.8%
Financials – 0.8%
B. Riley Financial, Inc., 6.875%	8,875	228,088
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.303% (G)	51,072	1,334,511
		1,562,599
TOTAL PREFERRED SECURITIES (Cost $1,427,013)		$1,562,599
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (H)(I)	$3,000,000	0
9.875%, 03/01/2049 (H)(I)	2,050,000	0

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ESCROW CERTIFICATES (continued)
Adelphia Communications Corp. (continued)
10.250%, 11/01/2049 (H)(I)	$1,025,000	$0
Magellan Health, Inc. 9.750%, 05/15/2020 (H)(I)	1,930,000	500
TOTAL ESCROW CERTIFICATES (Cost $435,127)		$500
SECURITIES LENDING COLLATERAL – 4.1%
John Hancock Collateral Trust, 2.4614% (J)(K)	846,336	8,469,623
TOTAL SECURITIES LENDING COLLATERAL (Cost $8,469,443)		$8,469,623
SHORT-TERM INVESTMENTS – 2.9%
Money market funds – 2.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.2551% (J)	6,093,399	6,093,399
TOTAL SHORT-TERM INVESTMENTS (Cost $6,093,399)		$6,093,399
Total Investments (High Yield Trust) (Cost $224,967,158) – 104.0%		$214,550,564
Other assets and liabilities, net – (4.0%)		(8,217,041)
TOTAL NET ASSETS – 100.0%		$206,333,523
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
High Yield Trust (continued)
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $109,667,735 or 53.2% of the fund's net assets as of 6-30-19.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	The rate shown is the annualized seven-day yield as of 6-30-19.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Sep 2019	$10,002,328	$10,161,438	$159,110
U.S. Treasury Long Bond Futures	11	Short	Sep 2019	(1,666,137)	(1,711,531)	(45,394)
						$113,716

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	1,872,009	USD	1,405,435	JPM	7/17/2019	$24,588	—
EUR	70,000	USD	78,673	JPM	7/17/2019	1,024	—
MXN	1,174,325	USD	61,080	JPM	7/17/2019	—	($47)
USD	222,940	EUR	197,131	JPM	7/17/2019	—	(1,499)
						$25,612	($1,546)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 58.9%
U.S. Government – 26.3%
U.S. Treasury Bonds
2.250%, 08/15/2046		$975,000	$919,890
2.500%, 02/15/2045 (A)		1,204,000	1,198,074
2.500%, 02/15/2046		648,000	643,748
2.875%, 05/15/2043		1,170,000	1,250,209
3.000%, 11/15/2044 to 02/15/2048		1,878,000	2,055,351
3.000%, 11/15/2045 (A)		3,372,000	3,685,886
3.125%, 08/15/2044 to 05/15/2048		7,080,000	7,905,539
3.625%, 08/15/2043		680,000	820,117
3.750%, 11/15/2043 (A)		3,789,000	4,660,322
4.375%, 11/15/2039 (A)		2,205,000	2,929,119
5.375%, 02/15/2031		3,000	4,027
U.S. Treasury Inflation Protected Securities
0.375%, 07/15/2027 (A)		7,562,180	7,632,478
0.625%, 01/15/2026		1,989,305	2,037,075
0.875%, 01/15/2029		1,340,741	1,411,406
U.S. Treasury Notes
1.375%, 04/30/2021		258,000	256,045
1.625%, 11/30/2020		980,000	976,784
1.875%, 01/31/2022 to 02/28/2022		7,435,000	7,459,686
2.000%, 06/30/2024 to 02/15/2025 (A)		9,527,000	9,620,581
2.250%, 04/15/2022 to 08/15/2027		3,105,000	3,157,008
2.750%, 02/15/2024		66,000	68,888
2.875%, 08/15/2028		2,090,000	2,244,791
3.125%, 05/15/2021 (A)		7,350,000	7,528,869
			68,465,893
U.S. Government Agency – 32.6%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)		4,500,000	4,540,069
3.500%, 03/01/2048 to 06/01/2048		5,027,593	5,165,979
5.000%, 12/01/2034		162,653	176,894
6.500%, 04/01/2029 to 08/01/2034		10,543	12,110
7.500%, 12/01/2025 to 05/01/2028		4,406	4,865
Federal National Mortgage Association
2.500%, 07/01/2030 to 04/01/2045		1,599,345	1,597,452
2.660%, 03/01/2027		815,000	829,832
2.720%, 03/01/2027		749,711	769,179
3.000%, TBA (B)		25,000,000	25,221,375
3.500%, 06/01/2046 to 05/01/2048		11,993,751	12,351,318
4.000%, TBA (B)		5,800,000	5,994,025
4.500%, TBA (B)		3,300,000	3,448,206
5.000%, TBA (B)		1,800,000	1,902,234
Government National Mortgage Association
3.000%, TBA (B)		4,300,000	4,392,425
3.500%, TBA (B)		9,100,000	9,396,534
4.000%, TBA (B)		3,600,000	3,732,019
4.000%, 11/15/2040 to 02/15/2042		62,910	66,287
4.500%, TBA (B)		4,600,000	4,795,128
6.000%, 08/15/2032 to 04/15/2035		65,008	73,897
6.500%, 06/15/2028 to 02/15/2035		30,159	33,683
7.000%, 11/15/2031 to 11/15/2033		163,900	183,943
			84,687,454
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $150,213,999)			$153,153,347
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Argentina – 0.1%
Republic of Argentina 5.250%, 01/15/2028	EUR	135,000	111,158
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic – 0.2%
Government of Dominican Republic 6.400%, 06/05/2049 (C)		$425,000	$444,661
Ghana – 0.1%
Republic of Ghana 8.627%, 06/16/2049 (C)		200,000	201,501
Hungary – 0.0%
Republic of Hungary 6.375%, 03/29/2021		86,000	91,797
Italy – 0.0%
Republic of Italy 4.250%, 09/01/2019	EUR	75,000	85,889
Republic of Italy (6 month EURIBOR + 1.200%) 0.969%, 11/15/2019 (D)		15,000	17,123
			103,012
Qatar – 0.5%
State of Qatar
4.000%, 03/14/2029 (C)		$580,000	624,950
4.817%, 03/14/2049 (C)		630,000	722,005
			1,346,955
Romania – 0.2%
Government of Romania
4.625%, 04/03/2049 (C)	EUR	151,000	207,216
4.625%, 04/03/2049		60,000	82,337
6.125%, 01/22/2044		$146,000	185,115
			474,668
Tunisia – 0.1%
Republic of Tunisia 6.750%, 10/31/2023 (C)	EUR	190,000	221,308
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,826,820)			$2,995,060
CORPORATE BONDS – 28.8%
Communication services – 3.9%
AT&T, Inc.
2.950%, 07/15/2026		$280,000	277,930
3.800%, 02/15/2027		25,000	25,973
3.875%, 01/15/2026		70,000	73,168
4.100%, 02/15/2028		140,000	148,317
4.125%, 02/17/2026		255,000	271,156
4.250%, 03/01/2027		80,000	85,636
4.300%, 02/15/2030		320,000	341,713
4.350%, 03/01/2029		275,000	295,016
AT&T, Inc. (3 month LIBOR + 0.650%) 3.247%, 01/15/2020 (D)		75,000	75,185
Charter Communications Operating LLC
4.464%, 07/23/2022		295,000	309,886
4.908%, 07/23/2025		265,000	287,539
5.750%, 04/01/2048		180,000	198,971
6.484%, 10/23/2045		25,000	29,430
Comcast Cable Communications LLC 8.500%, 05/01/2027		96,000	130,724
Comcast Corp.
3.200%, 07/15/2036		55,000	53,424
3.950%, 10/15/2025		115,000	123,998
4.049%, 11/01/2052		45,000	47,719
4.150%, 10/15/2028		105,000	115,732
4.250%, 10/15/2030		100,000	111,382
4.600%, 10/15/2038		115,000	131,559
4.950%, 10/15/2058		95,000	115,784

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Cox Communications, Inc.
3.150%, 08/15/2024 (C)	$461,000	$467,135
4.800%, 02/01/2035 (C)	30,000	30,373
Discovery Communications LLC
3.800%, 03/13/2024	80,000	82,992
3.950%, 06/15/2025	117,000	121,181
4.900%, 03/11/2026	100,000	109,489
5.000%, 09/20/2037	140,000	146,117
5.300%, 05/15/2049	50,000	53,727
6.350%, 06/01/2040	220,000	258,123
DISH DBS Corp. 6.750%, 06/01/2021	66,000	69,300
Fox Corp. 4.030%, 01/25/2024 (C)	305,000	324,270
Sprint Corp. 7.125%, 06/15/2024	85,000	90,126
Sprint Spectrum Company LLC 5.152%, 03/20/2028 (C)	600,000	618,000
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	15,300
7.721%, 06/04/2038	25,000	28,188
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)	200,000	208,500
Telefonica Emisiones SA
5.520%, 03/01/2049	380,000	439,577
7.045%, 06/20/2036	170,000	222,799
Tencent Holdings, Ltd.
2.985%, 01/19/2023 (C)	295,000	297,258
3.595%, 01/19/2028 (C)	200,000	204,107
3.975%, 04/11/2029 (C)	400,000	417,752
Time Warner Cable LLC
4.500%, 09/15/2042	415,000	389,930
5.875%, 11/15/2040	195,000	210,750
Verizon Communications, Inc.
3.875%, 02/08/2029	135,000	144,731
4.272%, 01/15/2036	160,000	173,149
4.400%, 11/01/2034	225,000	249,262
4.500%, 08/10/2033	55,000	61,919
4.672%, 03/15/2055	72,000	81,446
4.812%, 03/15/2039	120,000	138,076
5.012%, 08/21/2054	65,000	77,705
5.250%, 03/16/2037	70,000	83,658
Verizon Communications, Inc. (3 month LIBOR + 0.550%) 3.073%, 05/22/2020 (D)	55,000	55,209
Viacom, Inc.
4.250%, 09/01/2023	300,000	317,249
4.375%, 03/15/2043	84,000	82,085
Videotron, Ltd. 5.375%, 06/15/2024 (C)	40,000	42,800
Vodafone Group PLC 4.375%, 05/30/2028	435,000	469,793
WMG Acquisition Corp.
4.875%, 11/01/2024 (C)	65,000	66,544
5.000%, 08/01/2023 (C)	10,000	10,200
		10,109,062
Consumer discretionary – 1.1%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027	235,000	238,637
4.200%, 12/06/2047	200,000	210,033
Amazon.com, Inc.
2.800%, 08/22/2024	80,000	82,344
3.875%, 08/22/2037	290,000	319,667
Ford Motor Company 5.291%, 12/08/2046	75,000	69,807
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC 3.815%, 11/02/2027 (E)		$200,000	$191,533
General Motors Company
5.200%, 04/01/2045		85,000	81,705
5.950%, 04/01/2049		40,000	42,010
6.250%, 10/02/2043		140,000	148,897
6.750%, 04/01/2046		180,000	203,505
General Motors Financial Company, Inc. 3.950%, 04/13/2024		130,000	132,756
General Motors Financial Company, Inc. (3 month LIBOR + 1.560%) 4.157%, 01/15/2020 (D)		100,000	100,579
GLP Capital LP 5.300%, 01/15/2029		145,000	156,274
Lennar Corp. 4.750%, 11/29/2027		25,000	26,313
Liberty Interactive LLC 8.250%, 02/01/2030		30,000	29,925
Lowe's Companies, Inc.
3.375%, 09/15/2025		370,000	384,261
3.700%, 04/15/2046		15,000	14,108
McDonald's Corp. 3.350%, 04/01/2023		205,000	212,628
PulteGroup, Inc. 5.500%, 03/01/2026		20,000	21,600
Service Corp. International 5.125%, 06/01/2029		5,000	5,263
The William Carter Company 5.625%, 03/15/2027 (C)		15,000	15,713
Toll Brothers Finance Corp. 4.875%, 11/15/2025		50,000	52,188
VOC Escrow, Ltd. 5.000%, 02/15/2028 (C)		10,000	10,138
VW Credit Canada, Inc. 2.500%, 10/01/2019	CAD	200,000	152,868
			2,902,752
Consumer staples – 2.3%
Altria Group, Inc.
2.625%, 09/16/2026		$80,000	76,704
2.850%, 08/09/2022		320,000	323,263
3.800%, 02/14/2024		95,000	98,986
3.875%, 09/16/2046		70,000	62,128
4.400%, 02/14/2026		100,000	106,897
5.800%, 02/14/2039		495,000	555,729
5.950%, 02/14/2049		255,000	289,996
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042		299,000	284,662
4.150%, 01/23/2025		180,000	194,796
4.600%, 04/15/2048		120,000	128,863
4.700%, 02/01/2036		50,000	54,983
4.750%, 04/15/2058		155,000	163,709
5.450%, 01/23/2039		908,000	1,078,677
BAT Capital Corp. 4.390%, 08/15/2037		400,000	380,215
Conagra Brands, Inc.
4.300%, 05/01/2024		95,000	100,707
4.600%, 11/01/2025		30,000	32,639
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 3.342%, 10/22/2020 (D)		30,000	30,005
Constellation Brands, Inc.
2.650%, 11/07/2022		155,000	155,468
4.400%, 11/15/2025		150,000	163,280
4.750%, 12/01/2025		233,000	257,197
Kraft Heinz Foods Company
3.000%, 06/01/2026		430,000	418,261

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kraft Heinz Foods Company (continued)
4.375%, 06/01/2046		$25,000	$23,727
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)		630,000	662,445
Reynolds American, Inc. 4.000%, 06/12/2022		40,000	41,479
Walmart, Inc. 3.400%, 06/26/2023		350,000	367,520
			6,052,336
Energy – 2.7%
Andeavor Logistics LP
4.250%, 12/01/2027		195,000	205,889
6.250%, 10/15/2022		15,000	15,375
Canadian Natural Resources, Ltd.
2.050%, 06/01/2020	CAD	50,000	38,121
2.600%, 12/03/2019		100,000	76,519
3.850%, 06/01/2027		$380,000	394,537
Cimarex Energy Company 4.375%, 03/15/2029		320,000	339,614
Continental Resources, Inc.
3.800%, 06/01/2024		75,000	77,082
4.500%, 04/15/2023		15,000	15,755
5.000%, 09/15/2022		36,000	36,282
DCP Midstream Operating LP
4.950%, 04/01/2022 (E)		20,000	20,750
5.600%, 04/01/2044		30,000	28,200
Enbridge, Inc. 4.770%, 09/02/2019	CAD	100,000	76,690
Encana Corp. 3.900%, 11/15/2021		$130,000	133,121
Energy Transfer Operating LP
4.200%, 09/15/2023		95,000	99,557
4.500%, 04/15/2024		100,000	106,364
5.250%, 04/15/2029		380,000	424,952
6.250%, 04/15/2049		45,000	53,265
Enterprise Products Operating LLC 3.125%, 07/31/2029 (B)		185,000	185,955
EQM Midstream Partners LP
4.125%, 12/01/2026		125,000	120,868
4.750%, 07/15/2023		30,000	31,093
5.500%, 07/15/2028		145,000	152,844
Hess Corp.
5.600%, 02/15/2041		20,000	21,603
6.000%, 01/15/2040		15,000	16,416
7.125%, 03/15/2033		293,000	358,908
7.300%, 08/15/2031		90,000	110,424
Kerr-McGee Corp. 6.950%, 07/01/2024		205,000	240,140
Marathon Oil Corp. 3.850%, 06/01/2025		70,000	72,532
Marathon Petroleum Corp. 3.800%, 04/01/2028		40,000	40,637
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (C)		405,000	406,163
MPLX LP
4.125%, 03/01/2027		125,000	130,796
4.700%, 04/15/2048		115,000	117,634
5.200%, 03/01/2047		40,000	43,344
Noble Energy, Inc. 5.050%, 11/15/2044		205,000	217,838
Petroleos Mexicanos
6.000%, 03/05/2020		30,000	30,375
6.750%, 09/21/2047		192,000	170,976
QEP Resources, Inc. 5.375%, 10/01/2022		40,000	38,900
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Sabine Pass Liquefaction LLC 4.200%, 03/15/2028		$25,000	$26,245
Saudi Arabian Oil Company 2.875%, 04/16/2024 (C)		200,000	201,199
SM Energy Company 6.125%, 11/15/2022		35,000	34,738
Sunoco Logistics Partners Operations LP 4.000%, 10/01/2027		115,000	118,424
Texas Eastern Transmission LP
2.800%, 10/15/2022 (C)		175,000	174,703
3.500%, 01/15/2028 (C)		55,000	55,865
The Williams Companies, Inc. 4.300%, 03/04/2024		60,000	63,701
TransCanada PipeLines, Ltd.
4.625%, 03/01/2034		235,000	260,697
4.750%, 05/15/2038		65,000	71,195
6.100%, 06/01/2040		20,000	25,016
Transcontinental Gas Pipe Line Company LLC 4.000%, 03/15/2028		55,000	57,378
Tullow Oil PLC 7.000%, 03/01/2025 (C)		200,000	203,250
Valero Energy Corp.
4.000%, 04/01/2029		80,000	83,714
4.350%, 06/01/2028		150,000	160,472
Valero Energy Partners LP 4.500%, 03/15/2028		230,000	243,807
Western Midstream Operating LP
4.500%, 03/01/2028		250,000	249,488
4.750%, 08/15/2028		140,000	141,547
5.500%, 08/15/2048		15,000	14,221
WPX Energy, Inc. 5.250%, 09/15/2024		45,000	46,013
YPF SA 16.500%, 05/09/2022 (C)	ARS	6,797,946	96,679
			6,977,871
Financials – 8.7%
American Express Company 3.400%, 02/27/2023		$275,000	284,584
Banco Bilbao Vizcaya Argentaria SA (6.125% to 11-16-27, then 5 Year U.S. Swap Rate + 3.870%) 11/16/2027 (F)		200,000	188,250
Banco Bilbao Vizcaya Argentaria SA (8.875% to 4-14-21, then 5 Year Euro Swap Rate + 9.177%) 04/14/2021 (F)	EUR	200,000	253,270
Banco de Sabadell SA (6.500% to 5-18-22, then 5 Year Euro Swap Rate + 6.414%) 05/18/2022 (F)		200,000	226,588
Bank of America Corp.
2.503%, 10/21/2022		$105,000	105,192
4.200%, 08/26/2024		160,000	170,106
7.750%, 05/14/2038		400,000	589,864
Bank of America Corp. (3.124% to 1-20-22, then 3 month LIBOR + 1.160%) 01/20/2023		110,000	111,725
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026		740,000	763,184
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028		825,000	866,450
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%) 02/07/2030		215,000	230,260

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC (3.932% to 5-7-24, then 3 month LIBOR + 1.610%) 05/07/2025		$200,000	$203,451
BNP Paribas SA (7.625% to 3-30-21, then 5 Year U.S. Swap Rate + 6.314%) 03/30/2021 (C)(F)		230,000	243,513
Caixa Geral de Depositos SA (10.750% to 3-30-22, then 5 Year Euro Swap Rate + 10.925%) 03/30/2022 (F)	EUR	200,000	264,066
Capital One Financial Corp. 3.900%, 01/29/2024		$205,000	215,235
Citigroup, Inc.
3.200%, 10/21/2026		225,000	229,576
4.650%, 07/30/2045		23,000	26,524
4.450%, 09/29/2027		140,000	150,866
Citigroup, Inc. (3 month BBSW + 1.250%) 2.795%, 08/07/2019 (D)	AUD	65,000	45,686
Citigroup, Inc. (3 month LIBOR + 0.790%) 3.374%, 01/10/2020 (D)		$100,000	100,302
Citigroup, Inc. (3 month LIBOR + 1.100%) 3.625%, 05/17/2024 (D)		335,000	338,167
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025		340,000	351,050
Citigroup, Inc. (3.520% to 10-27-27, then 3 month LIBOR + 1.151%) 10/27/2028		125,000	128,934
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030		520,000	555,620
Citigroup, Inc. (4.075% to 4-23-28, then 3 month LIBOR + 1.192%) 04/23/2029		220,000	236,181
CNO Financial Group, Inc. 5.250%, 05/30/2025		80,000	86,200
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (C)(F)		400,000	462,285
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024 (F)		475,000	494,594
DAE Funding LLC
4.500%, 08/01/2022 (C)		5,000	5,075
5.000%, 08/01/2024 (C)		5,000	5,206
Danske Bank A/S
5.000%, 01/12/2022 (C)		225,000	235,292
5.375%, 01/12/2024 (C)		235,000	253,894
GE Capital Australia Funding Pty, Ltd. 5.000%, 09/26/2019	AUD	80,000	56,509
GE Capital Canada Funding Company 5.680%, 09/10/2019	CAD	90,000	69,175
Genworth Holdings, Inc. 4.900%, 08/15/2023		$50,000	43,000
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)		730,000	752,794
HSBC Holdings PLC 2.950%, 05/25/2021		200,000	201,748
HSBC Holdings PLC (3.262% to 3-13-22, then 3 month LIBOR + 1.055%) 03/13/2023		240,000	244,146
HSBC Holdings PLC (4.583% to 6-19-28, then 3 month LIBOR + 1.535%) 06/19/2029		200,000	218,391
HSBC Holdings PLC (6.000% to 5-22-27, then 5 Year U.S. ISDAFIX + 3.746%) 05/22/2027 (F)		225,000	230,063
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Intesa Sanpaolo SpA 3.375%, 01/12/2023 (C)		$200,000	$199,212
Intesa Sanpaolo SpA (7.750% to 1-11-27, then 5 Year Euro Swap Rate + 7.192%) 01/11/2027 (F)	EUR	225,000	287,888
JPMorgan Chase & Co.
2.400%, 06/07/2021		$185,000	185,451
2.750%, 06/23/2020		20,000	20,078
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025		295,000	303,350
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029		285,000	296,674
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030		335,000	353,066
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024		295,000	309,377
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027		595,000	636,094
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029		225,000	242,597
Marsh & Mclennan Companies, Inc.
3.875%, 03/15/2024		175,000	185,548
4.375%, 03/15/2029		115,000	127,078
4.750%, 03/15/2039		120,000	137,530
Massachusetts Mutual Life Insurance Company 8.875%, 06/01/2039 (C)		31,000	50,812
MGIC Investment Corp. 5.750%, 08/15/2023		30,000	32,550
Morgan Stanley
2.500%, 04/21/2021		625,000	626,061
3.125%, 07/27/2026		55,000	56,023
3.625%, 01/20/2027		275,000	288,846
3.950%, 04/23/2027		165,000	172,511
4.000%, 07/23/2025		68,000	72,793
4.350%, 09/08/2026		70,000	75,033
Morgan Stanley (3 month LIBOR + 0.740%) 3.332%, 07/23/2019 (D)		50,000	50,024
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028		530,000	551,614
Morgan Stanley (4.431% to 1-23-29, then 3 month LIBOR + 1.628%) 01/23/2030		35,000	38,748
Navient Corp. 7.250%, 01/25/2022 to 09/25/2023		85,000	91,301
Royal Bank of Canada 2.800%, 04/29/2022		510,000	517,760
Santander Holdings USA, Inc. 3.700%, 03/28/2022		200,000	204,788
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (C)(F)		375,000	394,238
The Bank of Nova Scotia (3 month LIBOR + 0.620%) 3.099%, 12/05/2019 (D)		100,000	100,259
The Goldman Sachs Group, Inc.
2.350%, 11/15/2021		50,000	49,905
5.150%, 05/22/2045		55,000	62,854

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
6.250%, 02/01/2041		$90,000	$120,610
6.750%, 10/01/2037		165,000	215,941
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%) 10/31/2022		200,000	201,589
The Goldman Sachs Group, Inc. (2.905% to 7-24-22, then 3 month LIBOR + 0.990%) 07/24/2023		215,000	217,002
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.730%) 3.041%, 12/27/2020 (D)		40,000	40,067
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.800%) 3.250%, 12/13/2019 (D)		110,000	110,344
The Goldman Sachs Group, Inc. (3.691% to 6-5-27, then 3 month LIBOR + 1.510%) 06/05/2028		170,000	175,565
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month LIBOR + 1.158%) 04/23/2029		365,000	380,107
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038		280,000	288,239
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029		225,000	241,168
Toyota Motor Credit Corp. (3 month LIBOR + 0.140%) 2.668%, 11/14/2019 (D)		100,000	100,034
UBS Group Funding Switzerland AG 2.650%, 02/01/2022 (C)		380,000	381,794
UBS Group Funding Switzerland AG (6.875% to 3-22-21, then 5 Year U.S. ISDAFIX + 5.497%) 03/22/2021 (F)		300,000	312,000
UBS Group Funding Switzerland AG (7.000% to 2-19-25, then 5 Year U.S. Swap Rate + 4.866%) 02/19/2025 (F)		200,000	219,000
UniCredit SpA 6.572%, 01/14/2022 (C)		350,000	371,964
UniCredit SpA (5.375% to 6-3-25, then 5 Year Euro Swap Rate + 4.925%) 06/03/2025 (F)	EUR	200,000	206,952
Unum Group 4.000%, 06/15/2029		$80,000	81,979
Wells Fargo & Company
2.625%, 07/22/2022		175,000	176,331
3.000%, 04/22/2026 to 10/23/2026		310,000	313,391
3.069%, 01/24/2023		605,000	614,187
3.750%, 01/24/2024		330,000	346,813
4.400%, 06/14/2046		85,000	92,032
4.900%, 11/17/2045		15,000	17,402
5.606%, 01/15/2044		15,000	18,750
Wells Fargo & Company (3.584% to 5-22-27, then 3 month LIBOR + 1.310%) 05/22/2028		325,000	339,478
Westpac Banking Corp. 2.250%, 07/31/2019	CAD	110,000	84,001
Willis North America, Inc. 3.600%, 05/15/2024		$115,000	118,844
			22,742,663
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care – 2.5%
Aetna, Inc. 2.800%, 06/15/2023	$80,000	$80,450
Allergan Finance LLC 4.625%, 10/01/2042	135,000	134,504
Allergan Funding SCS 3.450%, 03/15/2022	135,000	137,796
Amgen, Inc. 2.650%, 05/11/2022	155,000	156,106
Anthem, Inc.
3.500%, 08/15/2024	165,000	171,271
3.650%, 12/01/2027	75,000	77,910
4.625%, 05/15/2042	130,000	141,369
Bausch Health Companies, Inc.
6.500%, 03/15/2022 (C)	35,000	36,269
7.000%, 03/15/2024 (C)	10,000	10,626
Baxalta, Inc. 3.600%, 06/23/2022	11,000	11,284
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)	460,000	486,427
Becton, Dickinson and Company
3.363%, 06/06/2024	490,000	505,938
3.700%, 06/06/2027	124,000	129,517
Boston Scientific Corp. 4.000%, 03/01/2028	270,000	290,039
Bristol-Myers Squibb Company 3.400%, 07/26/2029 (C)	170,000	177,799
Cigna Corp.
4.125%, 11/15/2025 (C)	180,000	191,163
4.375%, 10/15/2028 (C)	885,000	954,459
Community Health Systems, Inc.
5.125%, 08/01/2021	5,000	4,888
6.250%, 03/31/2023	50,000	48,125
CVS Health Corp.
3.875%, 07/20/2025	179,000	186,918
4.100%, 03/25/2025	370,000	390,027
5.050%, 03/25/2048	185,000	196,759
5.125%, 07/20/2045	170,000	181,298
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	325,000	345,701
HCA, Inc. 4.125%, 06/15/2029	275,000	281,393
IQVIA, Inc. 4.875%, 05/15/2023 (C)	70,000	71,838
Mylan NV 5.250%, 06/15/2046	75,000	70,104
Mylan, Inc.
4.550%, 04/15/2028	135,000	132,306
5.200%, 04/15/2048	65,000	59,961
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021	205,000	204,574
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 07/21/2023	345,000	299,288
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	20,000	20,134
3.000%, 04/15/2023	80,000	82,005
UnitedHealth Group, Inc.
3.700%, 12/15/2025	110,000	117,077
3.750%, 07/15/2025	98,000	104,717
4.750%, 07/15/2045	50,000	59,419
		6,549,459
Industrials – 1.7%
Avolon Holdings Funding, Ltd. 4.375%, 05/01/2026 (C)	190,000	195,548

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	$5,000	$5,082
5.125%, 07/15/2029 (C)	5,000	5,100
CSX Corp. 3.250%, 06/01/2027	250,000	257,973
Delta Air Lines, Inc.
3.625%, 03/15/2022	95,000	96,592
3.800%, 04/19/2023	130,000	133,406
Fluor Corp. 4.250%, 09/15/2028	265,000	273,931
Fortive Corp. 2.350%, 06/15/2021	105,000	104,763
HD Supply, Inc. 5.375%, 10/15/2026 (C)	25,000	26,375
IHS Markit, Ltd. 4.125%, 08/01/2023	630,000	654,948
Ingersoll-Rand Global Holding Company, Ltd. 2.900%, 02/21/2021	110,000	110,720
International Airport Finance SA 12.000%, 03/15/2033 (C)(E)	330,000	366,300
Lockheed Martin Corp. 4.090%, 09/15/2052	161,000	178,776
Oshkosh Corp. 5.375%, 03/01/2025	35,000	36,313
Penske Truck Leasing Company LP 3.450%, 07/01/2024 (C)	275,000	283,242
Sensata Technologies BV 5.000%, 10/01/2025 (C)	75,000	78,188
Standard Industries, Inc. 5.375%, 11/15/2024 (C)	85,000	87,975
Union Pacific Corp. 4.375%, 09/10/2038	345,000	381,794
United Rentals North America, Inc. 5.500%, 07/15/2025 to 05/15/2027	110,000	115,269
United Technologies Corp.
2.800%, 05/04/2024	15,000	15,217
3.650%, 08/16/2023	530,000	554,840
3.950%, 08/16/2025	185,000	199,419
4.625%, 11/16/2048	50,000	58,262
Waste Management, Inc.
3.200%, 06/15/2026	155,000	161,214
3.450%, 06/15/2029	50,000	52,585
		4,433,832
Information technology – 2.1%
Apple, Inc.
3.450%, 02/09/2045	80,000	79,702
4.375%, 05/13/2045	35,000	39,845
Broadcom Corp.
3.125%, 01/15/2025	75,000	73,258
3.625%, 01/15/2024	500,000	505,073
3.875%, 01/15/2027	705,000	691,163
Broadcom, Inc. 4.750%, 04/15/2029 (C)	425,000	435,486
Entegris, Inc. 4.625%, 02/10/2026 (C)	25,000	25,188
Fidelity National Information Services, Inc. 4.250%, 05/15/2028	95,000	103,534
First Data Corp. 5.000%, 01/15/2024 (C)	55,000	56,348
Fiserv, Inc. 3.200%, 07/01/2026	205,000	209,098
Hewlett Packard Enterprise Company 6.350%, 10/15/2045	25,000	27,676
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
IBM Corp.
3.000%, 05/15/2024	$240,000	$246,490
3.300%, 05/15/2026	375,000	388,269
3.500%, 05/15/2029	375,000	392,005
Intel Corp. 4.100%, 05/19/2046	100,000	110,025
Microchip Technology, Inc. 4.333%, 06/01/2023	185,000	192,589
Micron Technology, Inc. 4.975%, 02/06/2026	605,000	638,110
Microsoft Corp.
3.700%, 08/08/2046	70,000	75,293
3.950%, 08/08/2056	180,000	199,061
Nokia OYJ 6.625%, 05/15/2039	40,000	43,888
NXP BV 4.875%, 03/01/2024 (C)	630,000	675,184
Oracle Corp. 4.000%, 11/15/2047	95,000	101,976
Qorvo, Inc. 5.500%, 07/15/2026	20,000	21,166
Versum Materials, Inc. 5.500%, 09/30/2024 (C)	20,000	21,425
Western Digital Corp. 4.750%, 02/15/2026	10,000	9,811
		5,361,663
Materials – 1.8%
Anglo American Capital PLC
4.750%, 04/10/2027 (C)	200,000	211,750
4.875%, 05/14/2025 (C)	280,000	301,547
Commercial Metals Company 5.375%, 07/15/2027	20,000	19,900
DuPont de Nemours, Inc.
4.205%, 11/15/2023	410,000	438,735
4.725%, 11/15/2028	300,000	338,874
Glencore Funding LLC 4.875%, 03/12/2029 (C)	405,000	426,551
Kaiser Aluminum Corp. 5.875%, 05/15/2024	65,000	67,600
Methanex Corp.
4.250%, 12/01/2024	170,000	173,147
5.650%, 12/01/2044	45,000	43,180
Nutrien, Ltd. 4.200%, 04/01/2029	55,000	59,351
Olin Corp. 5.125%, 09/15/2027	45,000	46,181
SABIC Capital II BV 4.000%, 10/10/2023 (C)	295,000	306,431
Steel Dynamics, Inc. 5.500%, 10/01/2024	20,000	20,725
Suzano Austria GmbH
5.000%, 01/15/2030 (C)	775,000	785,889
6.000%, 01/15/2029 (C)	285,000	310,650
Syngenta Finance NV 4.892%, 04/24/2025 (C)	200,000	208,620
The Chemours Company 5.375%, 05/15/2027	45,000	42,863
The Sherwin-Williams Company 3.450%, 06/01/2027	210,000	216,034
Vale Overseas, Ltd.
6.250%, 08/10/2026	265,000	301,027
6.875%, 11/10/2039	45,000	54,009
WRKCo, Inc. 4.650%, 03/15/2026	290,000	315,259
		4,688,323

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 0.5%
American Tower Corp. 3.800%, 08/15/2029	$160,000	$164,917
HCP, Inc. 3.250%, 07/15/2026 (B)	90,000	90,353
SBA Tower Trust
3.168%, 04/09/2047 (C)	530,000	533,910
3.448%, 03/15/2023 (C)	435,000	447,136
		1,236,316
Utilities – 1.5%
ACWA Power Management and Investments One, Ltd. 5.950%, 12/15/2039 (C)	459,000	476,107
AmeriGas Partners LP
5.625%, 05/20/2024	20,000	21,300
5.875%, 08/20/2026	40,000	42,400
Berkshire Hathaway Energy Company 3.250%, 04/15/2028	135,000	139,320
Dominion Energy South Carolina, Inc. 4.250%, 08/15/2028	90,000	100,003
DTE Energy Company 1.500%, 10/01/2019	130,000	129,683
Duke Energy Corp. 2.650%, 09/01/2026	100,000	98,777
Duke Energy Florida LLC 3.400%, 10/01/2046	305,000	297,415
Duke Energy Progress LLC
3.600%, 09/15/2047	55,000	54,823
3.700%, 10/15/2046	70,000	71,028
Exelon Corp.
2.450%, 04/15/2021	50,000	49,973
2.850%, 06/15/2020	250,000	250,931
3.950%, 06/15/2025	300,000	320,155
Fortis, Inc. 2.100%, 10/04/2021	75,000	74,335
Georgia Power Company 2.000%, 09/08/2020	480,000	477,212
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	175,000	181,064
NextEra Energy Capital Holdings, Inc. 3.150%, 04/01/2024	315,000	323,247
Oncor Electric Delivery Company LLC 5.750%, 03/15/2029	70,000	86,490
Public Service Enterprise Group, Inc. 2.875%, 06/15/2024	220,000	222,055
Sempra Energy 2.400%, 02/01/2020	155,000	154,952
The AES Corp.
4.500%, 03/15/2023	15,000	15,413
5.125%, 09/01/2027	5,000	5,258
The Southern Company
2.950%, 07/01/2023	70,000	70,985
3.250%, 07/01/2026	180,000	182,735
		3,845,661
TOTAL CORPORATE BONDS (Cost $71,281,092)		$74,899,938
MUNICIPAL BONDS – 0.8%
Chicago Board of Education (Illinois)
6.138%, 12/01/2039	85,000	90,896
6.319%, 11/01/2029	185,000	200,688
City of Chicago (Illinois)
7.045%, 01/01/2029	145,000	160,806
7.375%, 01/01/2033	460,000	546,779
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	200,000	240,286
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State of California 7.550%, 04/01/2039	$160,000	$253,299
State of Illinois, GO
4.950%, 06/01/2023 (E)	414,545	433,888
5.000%, 01/01/2023	40,000	41,791
5.563%, 02/01/2021	80,000	83,028
5.947%, 04/01/2022	120,000	129,014
TOTAL MUNICIPAL BONDS (Cost $2,046,313)		$2,180,475
TERM LOANS (G) – 1.6%
Communication services – 0.2%
CSC Holdings LLC, 2018 Term Loan B (1 month LIBOR + 2.500%) 4.894%, 01/25/2026	99,000	97,585
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.902%, 02/01/2024	131,829	128,599
ION Media Networks, Inc., 2017 Term Loan B3 (1 month LIBOR + 2.750%) 5.160%, 12/18/2020	206,003	205,488
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%) 4.938%, 02/02/2024	136,850	134,626
Univision Communications, Inc., Term Loan C5 (1 month LIBOR + 2.750%) 5.152%, 03/15/2024	99,584	94,698
		660,996
Consumer discretionary – 0.3%
Adient US LLC, Term Loan B (3 month LIBOR + 4.250%) 6.870%, 05/06/2024	100,000	97,313
APX Group, Inc., 2018 Term Loan B (3 month LIBOR + 5.000%) 7.330%, 04/01/2024	198,272	188,854
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%) 7.402%, 09/25/2024	98,250	93,685
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%) 4.622%, 09/15/2023	99,708	99,074
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 5.152%, 12/22/2024	109,621	107,680
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 5.410%, 10/21/2024	120,625	120,022
Panther BF Aggregator 2 LP, USD Term Loan B (1 month LIBOR + 3.500%) 5.902%, 04/30/2026	100,000	99,188
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%) 7.601%, 04/09/2026	128,375	123,059
		928,875
Consumer staples – 0.2%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%) 4.938%, 08/15/2025	171,819	171,390
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%) 4.669%, 04/07/2025	168,127	163,924
Post Holdings, Inc., 2017 Series A Incremental Term Loan (1 month LIBOR + 2.000%) 4.404%, 05/24/2024	35,714	35,515

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer staples (continued)
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%) 5.152%, 02/05/2023	$116,341	$115,375
		486,204
Energy – 0.1%
California Resources Corp., Second Out Term Loan (1 month LIBOR + 10.375%) 12.777%, 12/31/2021	110,000	111,430
Foresight Energy LLC, 2017 1st Lien Term Loan (3 month LIBOR + 5.750%) 8.272%, 03/28/2022	121,338	98,486
		209,916
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%) 5.402%, 11/03/2023	186,857	186,390
Health care – 0.2%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%) 5.412%, 06/02/2025	90,720	90,664
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.750%) 5.152%, 03/01/2024	143,625	142,423
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%) 6.652%, 04/29/2024	147,000	137,690
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%) 5.080%, 06/07/2023	97,622	93,194
One Call Corp., Extended Term Loan B (1 month LIBOR + 5.250%) 7.644%, 11/25/2022	78,846	63,734
		527,705
Industrials – 0.2%
AVSC Holding Corp., 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.250%) 5.672%, 03/01/2025	74,248	72,044
Brand Industrial Services, Inc., 2017 Term Loan (2 and 3 month LIBOR + 4.250%) 6.788%, 06/21/2024	196,000	189,222
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%) 5.152%, 07/30/2024	124,319	124,397
RBS Global, Inc., 2017 Term Loan B (1 month LIBOR + 2.000%) 4.402%, 08/21/2024	58,169	58,082
TransDigm, Inc., 2018 Term Loan E (3 month LIBOR + 2.500%) 4.830%, 05/30/2025	98,432	96,053
		539,798
Information technology – 0.2%
Conduent Business Services LLC, USD Term Loan B (1 month LIBOR + 2.500%) 4.902%, 12/07/2023	126,750	123,740
First Data Corp., 2017 USD Term Loan (1 month LIBOR + 2.000%) 4.404%, 07/08/2022	95,937	95,818
The Ultimate Software Group, Inc., Term Loan B (3 month LIBOR + 3.750%) 6.080%, 05/04/2026	100,000	100,125
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Information technology (continued)
WEX, Inc. Term Loan B3 (1 month LIBOR + 2.250%) 4.652%, 05/15/2026	$144,896	$143,473
		463,156
Materials – 0.1%
Berry Global, Inc., 2018 Term Loan T (1 month LIBOR + 1.750%) 4.162%, 01/06/2021	223,197	222,360
TOTAL TERM LOANS (Cost $4,323,041)		$4,225,400
COLLATERALIZED MORTGAGE OBLIGATIONS – 15.5%
Commercial and residential – 11.5%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 3.831%, 08/25/2035 (D)	197,476	178,432
Series 2005-56, Class 5A1 (1 month LIBOR + 0.320%), 2.724%, 11/25/2035 (D)	86,359	80,287
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 2.944%, 01/25/2036 (D)	26,181	25,431
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 2.854%, 04/25/2035 (D)	161,220	147,533
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	110,253	79,962
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 3.444%, 10/25/2046 (D)	48,864	43,694
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 2.529%, 03/25/2047 (D)	26,956	24,730
Angel Oak Mortgage Trust Series 2019-3, Class A1 2.930%, 05/25/2059 (C)(H)	895,000	899,501
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (C)(H)	221,905	224,752
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(H)	872,556	884,655
BANK
Series 2017-BNK8, Class XA IO, 0.882%, 11/15/2050	4,489,648	233,488
Series 2019-BN18, Class XA IO, 1.053%, 05/15/2062	1,430,572	105,592
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.674%, 02/15/2050	3,412,043	301,277
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 3.244%, 08/15/2036 (C)(D)	949,000	947,517
BBCMS Trust Series 2013-TYSN, Class A2 3.756%, 09/05/2032 (C)	330,000	334,084
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.170%) 2.574%, 01/25/2037 (D)	145,861	138,543
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 2.904%, 01/25/2036 (D)	183,469	194,357

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 2.584%, 10/25/2036 (D)	$16,060	$15,159
Bellemeade Re, Ltd.
Series 2018-2A, Class M1A (1 month LIBOR + 0.950%), 3.354%, 08/25/2028 (C)(D)	463,872	464,329
Series 2018-3A, Class M1A (1 month LIBOR + 1.200%), 3.604%, 10/25/2027 (C)(D)	684,000	683,999
Series 2019-1A, Class M1A (1 month LIBOR + 1.300%), 3.704%, 03/25/2029 (C)(D)	562,869	562,869
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.663%, 01/15/2051	1,346,628	48,681
Series 2018-B4, Class XA IO, 0.693%, 07/15/2051	2,396,810	87,305
Series 2018-B8, Class XA IO, 0.831%, 01/15/2052	4,925,591	254,961
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 4.944%, 12/15/2037 (C)(D)	355,000	358,325
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	193,483	191,156
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 3.084%, 03/25/2035 (D)	45,018	42,218
Series 2007-HY4, Class 1A1, 4.025%, 09/25/2047 (H)	128,665	121,425
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(H)	625,945	630,150
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 1.120%, 07/10/2047	2,116,827	87,059
Series 2015-GC29, Class AA IO, 1.242%, 04/10/2048	2,031,305	91,545
Civic Mortgage LLC Series 2018-1, Class A1 3.892%, 06/25/2022 (C)	71,363	71,212
COLT Mortgage Loan Trust Series 2019-2, Class A1 3.337%, 05/25/2049 (C)(H)	441,025	447,960
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	800,000	832,777
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	513,594
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	417,501
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	278,216
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG) (continued)
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	$580,000	$602,294
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	15,740
Series 2015-C2, Class XA IO, 0.925%, 06/15/2057	5,367,529	191,236
Series 2016-C6, Class XA IO, 1.946%, 01/15/2049	1,676,299	140,672
CSMC Trust Series 2017-FHA1, Class A1 3.250%, 04/25/2047 (C)(H)	272,569	272,863
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.453%, 06/25/2047 (C)(H)	115,414	115,330
Series 2019-2A, Class A1, 3.558%, 04/25/2059 (C)(H)	463,620	468,545
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.150%) 2.554%, 03/25/2037 (D)	70,130	65,687
FREMF Mortgage Trust
Series 2010-K8, Class B, 5.445%, 09/25/2043 (C)(H)	520,000	532,252
Series 2014-K503, Class B, 3.159%, 10/25/2047 (C)(H)	465,000	464,203
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 4.210%, 04/19/2036 (H)	170,069	154,863
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (C)	670,000	690,703
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	421,067
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 4.396%, 01/25/2036 (H)	7,889	7,999
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 2.704%, 01/25/2037 (D)	116,680	59,458
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 3.101%, 09/19/2035 (D)	43,451	39,040
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 2.630%, 12/19/2036 (D)	233,536	218,911
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 3.404%, 10/25/2037 (D)	94,916	79,601
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 2.580%, 01/19/2038 (D)	84,427	80,635
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 4.030%, 10/25/2028 (C)(D)	365,000	364,386
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 4.335%, 12/25/2036 (H)	64,149	60,941

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A4, 3.997%, 04/15/2047	$395,000	$420,844
Series 2014-C22, Class A4, 3.801%, 09/15/2047	135,000	143,053
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 4.200%, 05/25/2036 (H)	17,619	17,425
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.190%) 2.594%, 11/25/2046 (D)	180,811	171,984
LSTAR Securities Investment Trust
Series 2019-1, Class A1 (1 month LIBOR + 1.700%), 4.140%, 03/01/2024 (C)(D)	344,645	345,518
Series 2019-2, Class A1 (1 month LIBOR + 1.500%), 3.940%, 04/01/2024 (C)(D)	98,139	98,129
LSTAR Securities Investment, Ltd.
Series 2019-3, Class A1 (1 month LIBOR + 1.500%), 3.940%, 04/01/2024 (C)(D)	287,839	287,703
Series 2019-4, Class A1 (1 month LIBOR + 1.500%), 3.940%, 05/01/2024 (C)(D)	630,874	631,135
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.190%) 2.594%, 05/25/2046 (D)	174,747	157,497
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 4.663%, 11/21/2034 (H)	32,996	34,253
MFA Trust Series 2017-RPL1, Class A1 2.588%, 02/25/2057 (C)(H)	137,957	137,652
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.235%, 12/15/2047	1,525,947	49,798
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	649,416
Series 2014-MP, Class A, 3.469%, 08/11/2033 (C)	475,000	486,748
Series 2017-H1, Class XA IO, 1.601%, 06/15/2050	773,442	60,348
MTRO Commercial Mortgage Trust Series 2019-TECH, Class D (1 month LIBOR + 1.800%) 4.194%, 12/15/2033 (C)(D)	300,000	300,282
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(H)	450,156	464,785
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(H)	456,716	471,431
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(H)	850,412	884,669
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(H)	770,697	804,558
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(H)	$613,257	$637,990
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(H)	495,782	517,916
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 3.904%, 06/25/2057 (C)(D)	534,546	543,532
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 3.154%, 01/25/2048 (C)(D)	719,664	719,163
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 3.954%, 07/25/2028 (C)(D)	455,000	454,667
OBP Depositor LLC Trust Series 2010-OBP, Class A 4.646%, 07/15/2045 (C)	311,000	314,446
OBX Trust Series 2019-INV1, Class A8 4.000%, 11/25/2048 (C)(H)	701,998	719,398
PMT Credit Risk Transfer Trust Series 2019-1R, Class A (1 month LIBOR + 2.000%) 4.429%, 03/27/2024 (C)(D)	412,910	413,274
Radnor RE, Ltd. Series 2019-2, Class M1A (1 month LIBOR + 1.200%) 3.637%, 06/25/2029 (C)(D)	645,000	645,000
RALI Series Trust
Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.250%), 2.654%, 08/25/2037 (D)	87,812	83,221
Series 2007-QH9, Class A1, 3.752%, 11/25/2037 (H)	88,497	81,682
STACR Trust Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%) 4.054%, 04/25/2043 (C)(D)	163,089	163,763
Verus Securitization Trust
Series 2018-2, Class A1, 3.677%, 06/01/2058 (C)(H)	481,503	486,965
Series 2019-2, Class A1, 3.211%, 04/25/2059 (C)(H)	438,375	441,771
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.742%, 06/25/2037 (H)	23,206	22,008
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 3.004%, 07/25/2036 (D)	34,362	23,096
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	328,865
Series 2015-NXS1, Class D, 4.236%, 05/15/2048 (H)	40,000	38,923
Series 2015-NXS1, Class XA IO, 1.280%, 05/15/2048	2,055,934	88,511
Series 2015-NXS3, Class XA IO, 1.286%, 09/15/2057	4,566,731	189,673

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A1 4.991%, 03/25/2036 (H)	$20,285	$20,835
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	326,655
		29,969,284
U.S. Government Agency – 4.0%
Federal Home Loan Mortgage Corp.
Series 3883, Class PB, 3.000%, 05/15/2041	135,861	140,448
Series 4139, Class PA, 2.500%, 11/15/2041	504,031	508,687
Series K064, Class X1 IO, 0.743%, 03/25/2027	2,311,588	94,981
Series K068, Class A2, 3.244%, 08/25/2027	545,000	576,698
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	228,424	228,988
Series 2012-21, Class PQ, 2.000%, 09/25/2041	118,329	117,869
Series 2012-52, Class PA, 3.500%, 05/25/2042	135,763	142,342
Series 2012-75, Class KC, 2.500%, 12/25/2041	245,090	248,077
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 7.304%, 11/25/2024 (D)	139,972	154,368
Series 2015-48, Class QB, 3.000%, 02/25/2043	321,702	327,441
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 8.104%, 04/25/2028 (D)	75,621	83,978
Series 2016-11, Class GA, 2.500%, 03/25/2046	208,058	210,794
Series 2016-38, Class NA , 3.000%, 01/25/2046	87,969	89,734
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 8.404%, 09/25/2028 (D)	65,435	72,318
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 6.754%, 05/25/2029 (D)	483,458	515,997
Series 2017-26, Class CG, 3.500%, 07/25/2044	347,073	359,609
Series 2017-34, Class JK, 3.000%, 05/25/2047	187,438	191,251
Series 2017-72, Class B, 3.000%, 09/25/2047	294,758	300,251
Series 2017-72, Class CD, 3.000%, 09/25/2047	306,696	312,426
Series 2017-96, Class PA, 3.000%, 12/25/2054	355,973	365,399
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 5.954%, 07/25/2029 (D)	240,000	254,032
Series 2018-19, Class DC, 3.500%, 05/25/2056	168,320	175,740
Series 2018-23, Class LA, 3.500%, 04/25/2048	277,239	294,454
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-38, Class PC, 3.500%, 03/25/2045	$344,105	$355,761
Series 2018-70, Class HA, 3.500%, 10/25/2056	340,037	355,307
Series 2018-72, Class BA, 3.500%, 07/25/2054	450,051	464,354
Series 2018-77, Class PA, 3.500%, 02/25/2048	157,058	162,502
Series 2018-80, Class GD, 3.500%, 12/25/2047	373,815	386,979
Series 2019-12, Class HA, 3.500%, 11/25/2057	340,339	355,080
Series 2019-14, Class CA, 3.500%, 04/25/2049	324,694	339,081
Series 2019-15, Class AB, 3.500%, 05/25/2053	321,819	335,715
Series 2019-28, Class JA, 3.500%, 06/25/2059	311,951	325,670
Series 2019-7, Class CA, 3.500%, 11/25/2057	327,317	341,540
Series 2019-7, Class JA, 3.500%, 03/25/2049	329,958	345,897
Series 415, Class A3, 3.000%, 11/25/2042	381,669	387,221
Government National Mortgage Association
Series 2006-38, Class XS IO, 4.856%, 09/16/2035	64,087	7,431
Series 2013-37, Class LG, 2.000%, 01/20/2042	356,486	351,903
		10,280,323
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,627,932)		$40,249,607
ASSET BACKED SECURITIES – 14.3%
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 2.624%, 01/25/2037 (D)	134,287	88,068
AIMCO CLO Series 2015-AA, Class AR (3 month LIBOR + 0.850%) 3.447%, 01/15/2028 (C)(D)	365,000	364,142
ALM XII, Ltd. Series 2015-12A, Class A1R2 (3 month LIBOR + 0.890%) 3.669%, 04/16/2027 (C)(D)	775,000	773,106
Apidos CLO XXI Series 2015-21A, Class A1R (3 month LIBOR + 0.930%) 3.531%, 07/18/2027 (C)(D)	1,080,000	1,080,069
Atlas Senior Loan Fund IX, Ltd. Series 2018-9A, Class A (3 month LIBOR + 0.870%) 3.631%, 04/20/2028 (C)(D)	800,000	796,347
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%) 3.422%, 04/22/2027 (C)(D)	765,000	762,519

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR (3 month LIBOR + 1.100%) 3.680%, 04/25/2026 (C)(D)	$509,563	$509,595
Avery Point VI CLO, Ltd. Series 2015-6A, Class AR (3 month LIBOR + 1.050%) 3.615%, 08/05/2027 (C)(D)	1,230,000	1,230,130
Bayview Koitere Fund Trust Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(H)	661,742	675,446
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(H)	443,816	452,214
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(H)	546,859	563,728
Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(H)	332,859	338,797
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(H)	253,692	261,465
Series 2017-SPL4, Class A 3.500%, 01/28/2055 (C)(H)	286,278	291,317
CAL Funding II, Ltd. Series 2012-1A, Class A 3.470%, 10/25/2027 (C)	66,667	67,290
Carlyle Global Market Strategies CLO, Ltd. Series 2015-2A, Class A1R (3 month LIBOR + 0.780%) 3.362%, 04/27/2027 (C)(D)	770,000	768,408
CIG Auto Receivables Trust Series 2017-1A, Class A 2.710%, 05/15/2023 (C)	51,011	50,976
CLUB Credit Trust Series 2017-P2, Class A 2.610%, 01/15/2024 (C)	120,231	119,986
Credit Acceptance Auto Loan Trust Series 2017-3A, Class A 2.650%, 06/15/2026 (C)	300,000	300,512
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	366,300	377,219
Dryden Senior Loan Fund Series 2013-30A, Class AR (3 month LIBOR + 0.820%) 3.338%, 11/15/2028 (C)(D)	819,000	813,745
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 2.714%, 09/25/2036 (D)	240,000	219,665
GSAA Home Equity Trust
Series 2006-15, Class AF6 5.876%, 09/25/2036	430,371	202,688
Series 2006-20, Class 2A1A (1 month LIBOR + 0.050%) 2.454%, 12/25/2046 (D)	328,934	219,091
Series 2006-10, Class AF3 5.985%, 06/25/2036 (H)	171,972	78,237
GSAA Trust Series 2005-7, Class AF4 5.058%, 05/25/2035	325,000	339,927
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 2.494%, 01/25/2037 (D)	$255,615	$173,329
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 3.632%, 10/20/2027 (C)(D)	490,000	490,023
Legacy Mortgage Asset Trust Series 2018-GS1, Class A1 4.000%, 03/25/2058 (C)	852,439	860,271
Lendmark Funding Trust Series 2017-1A, Class A 2.830%, 12/22/2025 (C)	349,421	348,457
Madison Park Funding XII, Ltd. Series 2014-12A, Class B1R (3 month LIBOR + 1.650%) 4.242%, 07/20/2026 (C)(D)	530,000	530,464
Magnetite IX, Ltd. Series 2014-9A, Class A1R (3 month LIBOR + 1.000%) 3.580%, 07/25/2026 (C)(D)	647,828	647,865
Marlette Funding Trust Series 2017-3A, Class A 2.360%, 12/15/2024 (C)	22,628	22,620
MFA LLC Series 2017-NPL1, Class A1 3.352%, 11/25/2047 (C)	503,255	501,003
New Residential Advance Receivables Trust Series 2017-T1, Class AT1 3.214%, 02/15/2051 (C)	645,000	652,055
New Residential Mortgage LLC Series 2018-FNT2, Class A 3.790%, 07/25/2054 (C)	800,786	820,288
New Residential Mortgage Loan Trust
Series 2017-6A, Class A1 4.000%, 08/27/2057 (C)(H)	686,606	712,536
Series 2018-1A, Class A1A 4.000%, 12/25/2057 (C)(H)	287,883	298,426
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.107%, 12/15/2050 (C)	740,000	745,966
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (C)	455,847	458,050
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (C)	280,072	281,991
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1 3.000%, 06/25/2057 (C)	129,831	129,591
OCP CLO, Ltd.
Series 2015-8A, Class A1R (3 month LIBOR + 0.850%) 3.438%, 04/17/2027 (C)(D)	1,065,000	1,064,161
Series 2015-9A, Class A1R (3 month LIBOR + 0.800%) 3.397%, 07/15/2027 (C)(D)	765,000	764,858
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.370%, 09/14/2032 (C)	889,000	887,214
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 3.633%, 04/30/2027 (C)(D)	1,025,000	1,024,980

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ltd. Series 2018-5A, Class A1 (3 month LIBOR + 0.850%) 3.442%, 01/20/2027 (C)(D)	$607,372	$606,816
PRPM LLC
Series 2018-2A, Class A1 4.000%, 08/25/2023 (C)(H)	457,187	461,389
Series 2018-3A, Class A1 4.483%, 10/25/2023 (C)(H)	735,423	746,439
SBA Tower Trust Series 2014-1A, Class C 2.898%, 10/15/2044 (C)	505,000	504,993
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.090%) 2.494%, 07/25/2036 (D)	153,016	77,326
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%) 3.512%, 10/20/2027 (C)(D)	1,285,000	1,282,929
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.190%, 09/15/2021 (C)	121,904	121,963
SoFi Consumer Loan Program LLC
Series 2016-2, Class A 3.090%, 10/27/2025 (C)	99,133	99,500
Series 2016-3, Class A 3.050%, 12/26/2025 (C)	122,055	122,601
Series 2017-1, Class A 3.280%, 01/26/2026 (C)	102,673	103,494
Series 2017-3, Class A 2.770%, 05/25/2026 (C)	56,610	56,714
Series 2017-4, Class A 2.500%, 05/26/2026 (C)	112,132	112,210
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 2.584%, 07/25/2037 (D)	38,487	35,267
Springleaf Funding Trust Series 2016-AA, Class A 2.900%, 11/15/2029 (C)	382,520	382,896
Springleaf Funding Trust Series 2017-AA, Class A 2.680%, 07/15/2030 (C)	900,000	901,820
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2 2.750%, 11/15/2049 (C)	540,000	539,991
Series 2018-T1, Class AT1 3.620%, 10/17/2050 (C)	165,000	167,324
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 3.432%, 04/20/2028 (C)(D)	390,000	388,070
Towd Point Mortgage Trust
Series 2015-3, Class A1B 3.000%, 03/25/2054 (C)(H)	28,930	29,012
Series 2015-4, Class A1B 2.750%, 04/25/2055 (C)(H)	115,458	115,640
Series 2016-2, Class A1A 2.750%, 08/25/2055 (C)(H)	297,211	298,876
Series 2016-3, Class A1 2.250%, 04/25/2056 (C)(H)	367,819	365,664
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(H)	870,283	873,628
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(H)	215,215	215,559
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-3, Class A1 2.750%, 07/25/2057 (C)(H)	$388,564	$389,648
Series 2017-4, Class A1 2.750%, 06/25/2057 (C)(H)	574,157	576,703
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) 3.004%, 02/25/2057 (C)(D)	505,179	503,720
Treman Park CLO, Ltd. Series 2015-1A, Class ARR (3 month LIBOR + 1.070%) 3.662%, 10/20/2028 (C)(D)	745,000	745,001
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 3.477%, 07/15/2027 (C)(D)	915,000	914,989
VOLT LXII LLC Series 2017-NPL9, Class A1 3.125%, 09/25/2047 (C)	117,817	118,090
VOLT LXIV LLC Series 2017-NP11, Class A1 3.375%, 10/25/2047 (C)	501,976	503,545
VOLT LXVI Series 2018-NPL2, Class A1 4.336%, 05/25/2048 (C)	326,710	329,645
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.967%, 09/25/2048 (C)	208,785	210,381
Wendy's Funding LLC Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	231,475	232,466
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.280%, 12/15/2022 (C)	535,000	539,999
Wingstop Funding LLC Series 2018-1, Class A2 4.970%, 12/05/2048 (C)	214,463	225,396
TOTAL ASSET BACKED SECURITIES (Cost $37,007,179)		$37,058,539
SECURITIES LENDING COLLATERAL – 0.4%
John Hancock Collateral Trust, 2.4614% (I)(J)	109,701	1,097,819
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,097,793)		$1,097,819
CERTIFICATE OF DEPOSIT – 0.0%
Credit Agricole Corporate and Investment Bank (3 month LIBOR + 0.400%) 2.766%, 09/24/2020 (D)	$50,000	$50,030
TOTAL CERTIFICATE OF DEPOSIT (Cost $50,011)		$50,030
SHORT-TERM INVESTMENTS – 4.1%
Foreign government – 1.0%
British Columbia Treasury Bill 1.720%, 07/08/2019 *	CAD	40,000	$30,530
Egypt Treasury Bill
15.400%, 11/19/2019 *	EGP	1,225,000	68,727
16.284%, 10/15/2019 *		4,125,000	235,168
Italy Treasury Bill (0.117)%, 10/30/2019 *	EUR	15,000	17,061
Japan Treasury Discount Bill
(0.196)%, 07/22/2019 *	JPY	62,800,000	582,525
(0.158)%, 08/13/2019 *		12,750,000	118,279
(0.153)%, 07/29/2019 *		6,450,000	59,832
(0.148)%, 08/26/2019 *		110,700,000	1,026,985

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
Japan Treasury Discount Bill (continued)
(0.146)%, 09/17/2019 *	JPY	42,000,000	$389,670
Saskatchewan Treasury Bill 1.718%, 07/17/2019 *	CAD	50,000	38,065
Spain Treasury Bill (0.375)%, 08/16/2019 *	EUR	70,000	79,649
			2,646,491
Repurchase agreement – 3.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-28-19 at 2.510% to be repurchased at $7,901,652 on 7-1-19, collateralized by $7,833,500 U.S. Treasury Notes, 2.500% due 2-15-22 (valued at $8,058,024, including interest)		$7,900,000	7,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,485,260)			$10,546,491
Total Investments (Investment Quality Bond Trust) (Cost $318,959,440) – 125.6%			$326,456,706
Other assets and liabilities, net – (25.6%)			(66,589,579)
TOTAL NET ASSETS – 100.0%			$259,867,127
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
Investment Quality Bond Trust (continued)
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $76,865,201 or 29.6% of the fund's net assets as of 6-30-19.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	All or a portion of this security is on loan as of 6-30-19.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	The rate shown is the annualized seven-day yield as of 6-30-19.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	193	Long	Sep 2019	$41,416,245	$41,529,680	$113,435
5-Year U.S. Treasury Note Futures	32	Long	Sep 2019	3,734,170	3,781,000	46,830
U.S. Treasury Long Bond Futures	7	Long	Sep 2019	1,060,089	1,089,155	29,066
10-Year Ultra U.S. Treasury Bond Futures	12	Short	Sep 2019	(1,613,416)	(1,657,500)	(44,084)
Ultra U.S. Treasury Bond Futures	5	Short	Sep 2019	(852,179)	(887,813)	(35,634)
						$109,613

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	200,000	USD	228,564	BNP	7/31/2019	—	($596)
USD	44,785	AUD	65,000	SSB	8/7/2019	—	(904)
USD	57,549	AUD	80,000	NWM	9/26/2019	$1,243	—
USD	29,963	CAD	40,000	SCB	7/8/2019	—	(587)
USD	82,140	CAD	110,000	HSBC	7/31/2019	—	(1,916)
USD	37,405	CAD	50,000	JPM	8/26/2019	—	(817)
USD	74,652	CAD	100,000	BNP	9/3/2019	—	(1,802)
USD	56,512	CAD	75,000	CITI	9/10/2019	—	(835)
USD	11,327	CAD	15,000	NWM	9/10/2019	—	(142)
USD	37,643	CAD	50,000	GSI	10/1/2019	—	(599)
USD	113,781	CAD	150,000	SSB	10/1/2019	—	(946)
The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	75,822	CAD	100,000	GSI	12/3/2019	—	($713)
USD	37,596	CAD	50,000	DB	6/1/2020	—	(707)
USD	1,478,580	EUR	1,294,000	GSI	7/31/2019	$3,636	—
USD	81,390	EUR	70,000	BNP	8/16/2019	1,504	—
USD	84,760	EUR	75,000	JPM	9/3/2019	—	(947)
USD	634,647	EUR	556,000	BNP	9/18/2019	—	(1,445)
USD	17,168	EUR	15,000	MSI	10/30/2019	—	(47)
USD	17,187	EUR	15,000	MSI	11/15/2019	—	(49)
USD	566,424	JPY	62,800,000	JPM	7/22/2019	—	(16,967)
USD	58,084	JPY	6,450,000	MSI	7/29/2019	—	(1,866)
USD	116,984	JPY	12,750,000	JPM	8/13/2019	—	(1,646)
USD	1,016,996	JPY	110,700,000	JPM	8/26/2019	—	(13,908)
USD	390,389	JPY	42,000,000	JPM	9/17/2019	—	(1,354)
						$6,383	($48,793)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	5,100,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(1,063,346)	$(1,063,346)
JPM	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	—	(436,888)	(436,888)
								—	$(1,500,234)	$(1,500,234)
Centrally cleared	3,540,000	USD	Fixed 2.360%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2024	—	(95,923)	(95,923)
Centrally cleared	3,310,000	USD	Fixed 2.359%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2024	—	(89,531)	(89,531)
Centrally cleared	4,720,000	USD	Fixed 2.358%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2024	—	(127,443)	(127,443)
Centrally cleared	3,445,000	USD	Fixed 2.363%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2024	—	(93,764)	(93,764)
Centrally cleared	1,620,000	USD	Fixed 1.625%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Nov 2026	—	7,013	7,013
Centrally cleared	1,640,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	$(35,107)	(156,987)	(192,094)
								$(35,107)	$(556,635)	$(591,742)
								$(35,107)	$(2,056,869)	$(2,091,976)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.32	573,000	USD	$573,000	5.000%	Quarterly	Jun 2024	$(39,869)	$(4,268)	$(44,137)
Centrally cleared	CDX.NA.IG.32	1,216,000	USD	1,216,000	1.000%	Quarterly	Jun 2024	(20,777)	(5,691)	(26,468)
				$1,789,000				$(60,646)	$(9,959)	$(70,605)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	6.646%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(18,088)	$7,313	$(10,775)
GSI	CMBX.NA.BBB-.6	6.646%	140,000	USD	140,000	3.000%	Monthly	May 2063	(22,862)	9,148	(13,714)
MSI	CMBX.NA.BBB-.6	6.646%	255,000	USD	255,000	3.000%	Monthly	May 2063	(40,527)	15,548	(24,979)
MSI	CMBX.NA.BBB-.6	6.646%	130,000	USD	130,000	3.000%	Monthly	May 2063	(21,007)	8,272	(12,735)
MSI	CMBX.NA.BBB-.6	6.646%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,937)	7,672	(11,265)
MSI	CMBX.NA.BBB-.6	6.646%	69,000	USD	69,000	3.000%	Monthly	May 2063	(11,368)	4,609	(6,759)
					$819,000				$(132,789)	$52,562	$(80,227)
Centrally cleared	CDX.EM.31	1.691%	1,110,000	USD	1,110,000	1.000%	Quarterly	Jun 2024	(37,747)	3,058	(34,689)
					$1,110,000				$(37,747)	$3,058	$(34,689)
					$1,929,000				$(170,536)	$55,620	$(114,916)
The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NWM	NatWest Markets PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT – 2.0%
U.S. Treasury Note 2.488%, 07/31/2019	$38,009,000	$37,974,645
TOTAL U.S. GOVERNMENT (Cost $37,974,645)		$37,974,645
U.S. GOVERNMENT AGENCY – 72.7%
Federal Agricultural Mortgage Corp.
2.377%, (1 month LIBOR - 0.060%), 07/25/2019 (A)	30,000,000	30,000,000
2.408%, (3 month LIBOR - 0.145%), 03/02/2020 (A)	22,919,000	22,919,000
2.425%, 07/15/2019	11,361,000	11,350,441
2.463%, (1 month LIBOR), 09/30/2019 (A)	20,024,000	20,024,000
2.471%, 08/30/2019	18,992,000	18,992,000
2.504%, (SOFR + 0.050%), 03/18/2020 (A)	7,783,000	7,783,000
2.514%, (Prime rate - 3.020%), 09/01/2020 (A)	7,526,000	7,526,000
2.525%, (Prime rate - 3.010%), 05/20/2020 (A)	18,866,000	18,866,000
2.531%, 08/19/2019	11,381,000	11,381,000
2.547%, 07/26/2019	8,676,000	8,666,695
2.585%, (Prime rate - 2.950%), 11/27/2019 (A)	12,062,000	12,062,000
2.649%, 07/03/2019	4,750,000	4,749,717
Federal Farm Credit Bank
2.146%, (3 month USBMMY + 0.055%), 01/27/2020 (A)	15,770,000	15,773,093
2.152%, 06/15/2020	1,220,000	1,211,335
2.168%, (3 month USBMMY + 0.100%), 07/03/2019 (A)	1,326,000	1,326,004
2.176%, (3 month USBMMY + 0.090%), 07/26/2019 (A)	2,523,000	2,523,070
2.181%, (3 month USBMMY + 0.050%), 11/04/2019 (A)	7,901,000	7,900,851
2.216%, (3 month USBMMY + 0.085%), 08/08/2019 (A)	12,115,000	12,114,936
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
2.287%, (3 month USBMMY + 0.160%), 01/19/2021 (A)	$7,783,000	$7,783,000
2.355%, (1 month LIBOR - 0.080%), 11/20/2019 (A)	9,729,000	9,728,241
2.362%, 07/12/2019	21,065,000	21,056,965
2.366%, (1 month LIBOR + 0.190%), 08/19/2019 (A)	24,774,000	24,782,278
2.369%, (1 month LIBOR + 0.170%), 11/14/2019 (A)	2,057,000	2,058,810
2.377%, (1 month LIBOR + 0.190%), 07/26/2019 (A)	1,610,000	1,610,276
2.381%, (1 month LIBOR + 0.180%), 10/24/2019 (A)	3,068,000	3,070,286
2.381%, (1 month LIBOR - 0.105%), 09/25/2019 (A)	1,575,000	1,574,816
2.395%, (1 month LIBOR + 0.050%), 02/21/2020 (A)	4,888,000	4,890,223
2.400%, (1 month LIBOR + 0.185%), 08/09/2019 (A)	469,000	469,116
2.407%, (1 month LIBOR + 0.050%), 02/10/2020 (A)	360,000	360,194
2.414%, (Prime rate - 3.080%), 08/16/2019 (A)	1,366,000	1,366,067
2.414%, (1 month LIBOR + 0.180%), 10/11/2019 (A)	2,000,000	2,001,186
2.421%, (1 month LIBOR - 0.140%), 07/02/2019 (A)	5,727,000	5,726,986
2.423%, (1 month LIBOR), 05/26/2020 (A)	2,317,000	2,317,243
2.425%, (1 month LIBOR + 0.010%), 08/24/2020 (A)	1,204,000	1,204,301
2.428%, (3 month LIBOR - 0.130%), 02/03/2020 (A)	7,212,000	7,214,178
2.436%, 09/18/2019	15,132,000	15,052,637
2.438%, (1 month LIBOR), 09/25/2020 (A)	16,549,000	16,548,997
2.440%, (1 month LIBOR), 04/27/2020 (A)	19,718,000	19,717,554

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
2.440%, (1 month LIBOR - 0.080%), 05/11/2020 (A)	$1,890,000	$1,888,799
2.444%, (3 month LIBOR - 0.060%), 10/25/2019 (A)	5,458,000	5,459,916
2.454%, (Prime rate - 3.080%), 09/13/2019 (A)	7,982,000	7,982,000
2.458%, (3 month LIBOR - 0.120%), 01/27/2020 (A)	10,232,000	10,234,263
2.464%, (Prime rate - 3.075%), 09/05/2019 (A)	18,548,000	18,547,832
2.467%, (1 month LIBOR + 0.025%), 01/22/2021 (A)	3,773,000	3,772,723
2.467%, 09/26/2019	781,000	778,572
2.468%, (1 month LIBOR + 0.025%), 08/25/2020 (A)	7,595,000	7,594,542
2.472%, (1 month LIBOR - 0.080%), 06/01/2020 (A)	8,445,000	8,438,968
2.473%, (1 month LIBOR), 10/07/2020 (A)	7,591,000	7,589,019
2.474%, (U.S. Federal Funds Effective Rate + 0.060%), 04/09/2020 (A)	7,812,000	7,812,000
2.480%, (1 month LIBOR + 0.035%), 05/13/2021 (A)	11,650,000	11,650,000
2.489%, (3 month LIBOR - 0.135%), 10/29/2020 (A)	15,044,000	15,042,508
2.506%, (1 month LIBOR + 0.160%), 01/25/2021 (A)	758,000	759,073
2.515%, (1 month LIBOR + 0.010%), 04/19/2021 (A)	758,000	756,932
2.515%, (Prime rate - 2.910%), 12/11/2019 (A)	36,438,000	36,455,814
2.515%, (U.S. Federal Funds Effective Rate + 0.120%), 02/18/2020 (A)	3,955,000	3,955,486
2.525%, (Prime rate - 3.010%), 06/07/2021 (A)	11,394,000	11,394,000
2.529%, (1 month LIBOR + 0.010%), 03/12/2021 (A)	758,000	757,114
2.540%, (U.S. Federal Funds Effective Rate + 0.120%), 02/09/2021 (A)	7,814,000	7,813,378
2.544%, 07/05/2019	7,585,000	7,583,789
2.548%, 09/18/2019	4,147,000	4,136,011
2.565%, (Prime rate - 2.970%), 01/24/2020 (A)	16,170,000	16,170,000
2.576%, (Prime rate - 2.980%), 02/20/2020 (A)	7,914,000	7,912,969
2.586%, 07/05/2019	4,547,000	4,546,223
2.586%, (Prime rate - 2.930%), 09/24/2020 (A)	776,000	776,184
2.596%, (Prime rate - 2.980%), 11/12/2020 (A)	776,000	775,579
2.599%, (Prime rate - 2.960%), 07/09/2020 (A)	14,000,000	13,996,721
2.606%, (Prime rate - 2.950%), 07/20/2020 (A)	3,985,000	3,984,146
2.606%, (Prime rate - 2.930%), 10/29/2019 (A)	8,114,000	8,114,000
2.609%, 10/18/2019	566,000	563,597
2.612%, (Prime rate - 2.930%), 08/27/2020 (A)	8,830,000	8,829,342
2.626%, (Prime rate - 2.915%), 12/17/2020 (A)	6,500,000	6,499,531
2.637%, 07/08/2019	13,506,000	13,499,172
2.639%, 09/10/2019	7,899,000	7,858,651
2.653%, 11/19/2019	11,439,000	11,322,961
2.704%, 09/24/2019	11,813,000	11,739,087
2.766%, 12/04/2019	6,500,000	6,499,351
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank
2.161%, (3 month Treasury Bill Rate + 0.070%), 01/30/2020 (A)	$7,865,000	$7,868,217
2.170%, 05/26/2020	750,000	744,508
2.190%, 09/18/2019	18,829,000	18,740,164
2.220%, 09/24/2019	17,700,000	17,715,732
2.253%, 08/16/2019	82,852,000	82,617,409
2.293%, 12/04/2019	30,745,000	30,446,569
2.349%, 07/15/2019	2,498,000	2,495,751
2.362%, 09/04/2019	6,084,000	6,058,515
2.363%, 01/22/2020	1,128,000	1,113,226
2.374%, (3 month LIBOR - 0.135%), 12/18/2020 (A)	855,000	854,090
2.378%, (1 month LIBOR - 0.125%), 07/16/2019 (A)	9,480,000	9,479,697
2.381%, 08/28/2019	13,755,000	13,703,154
2.383%, 07/01/2019	3,108,000	3,108,000
2.390%, (1 month LIBOR - 0.070%), 07/19/2019 (A)	1,595,000	1,594,970
2.391%, 08/30/2019	18,809,000	18,735,363
2.393%, 06/17/2020	15,000,000	15,000,000
2.394%, (1 month LIBOR - 0.090%), 07/16/2019 (A)	2,950,000	2,949,929
2.396%, (1 month LIBOR - 0.080%), 11/13/2019 (A)	4,270,000	4,269,496
2.396%, (1 month LIBOR - 0.040%), 04/17/2020 (A)	870,000	869,934
2.398%, (1 month LIBOR - 0.070%), 12/27/2019 (A)	1,575,000	1,574,755
2.398%, (1 month LIBOR - 0.090%), 12/27/2019 (A)	1,340,000	1,339,660
2.401%, 07/19/2019	27,917,000	27,883,987
2.405%, (1 month LIBOR - 0.025%), 04/20/2020 (A)	1,520,000	1,519,825
2.422%, (1 month LIBOR - 0.080%), 02/07/2020 (A)	10,445,000	10,441,831
2.428%, 07/30/2019	11,347,000	11,325,154
2.431%, 07/03/2019	38,832,000	38,826,829
2.442%, 07/22/2019	18,916,000	18,889,462
2.442%, (1 month LIBOR - 0.095%), 01/02/2020 (A)	1,395,000	1,394,548
2.448%, 07/31/2019	3,774,000	3,766,421
2.449%, 08/01/2019	11,245,000	11,221,664
2.464%, 09/23/2019	15,000,000	14,999,040
2.464%, (SOFR + 0.010%), 12/20/2019 (A)	18,835,000	18,835,000
2.465%, (3 month LIBOR - 0.163%), 07/05/2019 (A)	13,745,000	13,745,006
2.474%, (3 month LIBOR - 0.175%), 05/08/2020 (A)	15,415,000	15,407,762
2.474%, (SOFR + 0.020%), 07/17/2019 (A)	11,745,000	11,745,000
2.474%, (SOFR + 0.020%), 08/27/2019 (A)	10,965,000	10,965,000
2.484%, 07/24/2019	7,544,000	7,532,209
2.490%, 05/28/2020	18,825,000	18,825,000
2.503%, 04/02/2020	22,795,000	22,795,000
2.516%, 07/12/2019	760,000	759,763
2.518%, 08/05/2019	760,000	758,811
2.537%, 12/26/2019	2,260,000	2,247,469
2.560%, (SOFR + 0.105%), 10/01/2020 (A)	6,830,000	6,830,000
2.564%, 02/14/2020	5,795,000	5,779,812
2.734%, 10/21/2019	7,000,000	6,973,637
Federal Home Loan Mortgage Corp.
2.128%, 12/27/2019	750,000	747,881
2.357%, 10/02/2019	7,564,000	7,542,716

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
2.378%, 09/12/2019	$7,490,000	$7,473,350
2.393%, 06/12/2020	18,776,000	18,776,000
2.466%, (3 month LIBOR - 0.165%), 07/05/2019 (A)	16,683,000	16,683,000
2.469%, 09/20/2019	3,126,000	3,117,891
2.543%, 05/01/2020	11,383,000	11,383,000
2.639%, 07/18/2019	10,166,000	10,153,518
Federal National Mortgage Association
2.151%, 06/30/2020	3,750,000	3,716,815
2.241%, 07/01/2019	37,619,000	37,619,000
2.437%, 07/26/2019	3,349,000	3,345,999
2.470%, (SOFR + 0.070%), 10/30/2019 (A)	19,104,000	19,107,419
2.471%, 08/16/2019	625,000	624,000
2.497%, 09/12/2019	7,535,000	7,523,584
2.520%, 10/17/2019	3,106,000	3,093,021
2.535%, (SOFR + 0.160%), 01/30/2020 (A)	11,628,000	11,633,431
2.575%, (SOFR + 0.120%), 07/30/2019 (A)	55,000,000	55,000,000
2.621%, 07/26/2019	765,000	764,225
2.680%, 08/23/2019	2,503,000	2,497,494
2.702%, 08/23/2019	3,930,000	3,921,804
2.719%, 09/30/2019	1,165,000	1,160,732
Tennessee Valley Authority 2.550%, 09/15/2019	728,000	724,155
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,418,549,153)		$1,418,549,153
REPURCHASE AGREEMENT – 25.2%
Repurchase Agreement with State Street Corp. dated 6-28-19 at 2.500% to be repurchased at $300,062,500 on 7-1-19, collateralized by $298,390,000 U.S. Treasury Notes, 2.250% due 11-15-24 (valued at $306,002,526, including interest)	300,000,000	300,000,000
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $12,202,440 on 7-1-19, collateralized by $10,184,200 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $12,446,603, including interest)	12,200,000	12,200,000
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.480% to be repurchased at $180,037,200 on 7-1-19, collateralized by $175,245,800 U.S. Treasury Notes, 1.875% - 2.875% due 7-31-22 to 4-30-25 (valued at $183,638,012, including interest)	180,000,000	180,000,000
TOTAL REPURCHASE AGREEMENT (Cost $492,200,000)		$492,200,000
Total Investments (Money Market Trust) (Cost $1,948,723,798) – 99.9%		$1,948,723,798
Other assets and liabilities, net – 0.1%		1,946,511
TOTAL NET ASSETS – 100.0%		$1,950,670,309
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 41.1%
U.S. Government – 15.0%
U.S. Treasury Bonds
2.750%, 11/15/2042	$299,185,000	$313,361,226
3.000%, 02/15/2047 to 02/15/2049	405,738,000	444,684,762
U.S. Treasury Notes
2.000%, 05/31/2024	193,783,000	195,963,059
2.375%, 05/15/2029 (A)	300,915,000	310,788,773
		1,264,797,820
U.S. Government Agency – 26.1%
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	12,500,000	12,674,602
3.000%, 10/01/2031 to 12/01/2046	219,343,228	223,838,983
3.000%, 04/01/2047 (B)	76,167,233	77,279,092
3.500%, 01/01/2029 to 11/01/2047	211,602,022	219,740,847
4.000%, 09/01/2041 to 12/01/2048	102,241,777	107,614,033
4.500%, 08/01/2040 to 10/01/2041	44,850,477	48,008,057
5.000%, 09/01/2040 to 03/01/2041	9,089,848	9,846,578
5.500%, 05/01/2039	2,585,337	2,832,184
Federal National Mortgage Association
2.625%, 09/06/2024	8,300,000	8,610,503
3.000%, 09/01/2027 to 10/01/2047	198,631,991	202,386,940
3.000%, 11/01/2048 (B)	7,113,696	7,217,539
3.500%, 05/01/2029 to 03/01/2049	439,950,350	457,021,056
4.000%, 05/01/2025 to 10/01/2048	421,639,401	446,601,898
4.500%, 01/01/2027 to 07/01/2048	254,242,358	271,656,658
5.000%, 02/01/2033 to 12/01/2041	64,471,697	69,869,139
5.500%, 10/01/2035 to 03/01/2041	15,600,885	17,328,350
6.500%, 01/01/2039	5,811,252	6,709,720
Government National Mortgage Association
3.500%, 04/20/2046	8,786,881	9,114,190
4.000%, 10/15/2039 to 11/15/2041	6,914,687	7,287,902
		2,205,638,271
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,393,851,273)		$3,470,436,091
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Qatar – 0.3%
State of Qatar
3.375%, 03/14/2024 (C)	11,857,000	12,248,281
5.103%, 04/23/2048 (C)	8,410,000	10,018,413
		22,266,694
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (C)	15,480,000	16,725,490
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,597,032)		$38,992,184
CORPORATE BONDS – 37.0%
Communication services – 2.8%
Activision Blizzard, Inc. 3.400%, 09/15/2026	9,683,000	9,816,809
AT&T, Inc.
3.400%, 05/15/2025	16,675,000	17,132,696
3.800%, 02/15/2027	9,390,000	9,755,475
4.350%, 03/01/2029	13,133,000	14,088,909
CBS Corp.
3.375%, 03/01/2022	4,495,000	4,598,002
3.700%, 08/15/2024	7,165,000	7,413,726
CC Holdings GS V LLC 3.849%, 04/15/2023	13,135,000	13,717,711
Charter Communications Operating LLC
4.200%, 03/15/2028	19,442,000	20,186,587
5.750%, 04/01/2048	18,675,000	20,643,257

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC (continued)
6.484%, 10/23/2045	$16,423,000	$19,332,858
Comcast Corp. 3.000%, 02/01/2024	12,675,000	13,037,589
Myriad International Holdings BV
4.850%, 07/06/2027 (C)	3,610,000	3,856,707
5.500%, 07/21/2025 (C)	8,425,000	9,193,722
Sprint Spectrum Company LLC 3.360%, 03/20/2023 (C)	5,459,063	5,459,063
Verizon Communications, Inc.
4.400%, 11/01/2034	12,105,000	13,410,273
4.672%, 03/15/2055	9,855,000	11,147,968
4.862%, 08/21/2046	21,490,000	25,010,741
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	14,315,000	15,450,816
		233,252,909
Consumer discretionary – 3.2%
Amazon.com, Inc.
3.150%, 08/22/2027	18,425,000	19,359,031
4.050%, 08/22/2047	10,825,000	12,234,296
Daimler Finance North America LLC 3.750%, 11/05/2021 (C)	14,090,000	14,444,604
Dollar Tree, Inc. 4.200%, 05/15/2028	19,755,000	20,432,552
Expedia Group, Inc.
3.800%, 02/15/2028	17,815,000	18,125,359
5.000%, 02/15/2026	15,420,000	16,790,076
Ford Motor Credit Company LLC
3.336%, 03/18/2021	8,760,000	8,797,357
3.813%, 10/12/2021	20,035,000	20,314,984
5.875%, 08/02/2021	19,834,000	20,908,174
General Motors Company 4.875%, 10/02/2023	17,272,000	18,317,029
General Motors Financial Company, Inc.
3.550%, 04/09/2021	10,140,000	10,296,359
4.000%, 01/15/2025	12,768,000	12,959,903
4.300%, 07/13/2025	11,129,000	11,471,178
GLP Capital LP 5.375%, 04/15/2026	9,005,000	9,736,926
Lear Corp. 5.250%, 01/15/2025	9,687,000	10,050,563
Nissan Motor Acceptance Corp. 3.650%, 09/21/2021 (C)	6,675,000	6,833,733
QVC, Inc.
4.375%, 03/15/2023	12,280,000	12,460,448
5.125%, 07/02/2022	8,114,000	8,445,329
5.450%, 08/15/2034	4,832,000	4,755,062
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (C)	8,800,000	9,085,399
		265,818,362
Consumer staples – 0.7%
Alimentation Couche-Tard, Inc. 2.700%, 07/26/2022 (C)	7,920,000	7,932,843
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	9,755,000	10,475,490
Conagra Brands, Inc. 3.800%, 10/22/2021	6,433,000	6,609,530
Constellation Brands, Inc. 3.200%, 02/15/2023	9,970,000	10,189,413
Keurig Dr Pepper, Inc. 3.551%, 05/25/2021	16,611,000	16,961,302
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kraft Heinz Foods Company 4.875%, 02/15/2025 (C)	$8,105,000	$8,359,572
		60,528,150
Energy – 4.2%
Andeavor Logistics LP
4.250%, 12/01/2027	5,555,000	5,865,200
5.250%, 01/15/2025	5,370,000	5,681,254
6.375%, 05/01/2024	9,095,000	9,527,013
Cimarex Energy Company 4.375%, 06/01/2024	6,403,000	6,789,674
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (C)	5,555,000	5,742,212
Columbia Pipeline Group, Inc. 4.500%, 06/01/2025	6,723,000	7,224,472
Continental Resources, Inc. 5.000%, 09/15/2022	20,489,000	20,649,721
Enable Midstream Partners LP
3.900%, 05/15/2024	10,067,000	10,195,989
4.950%, 05/15/2028	13,200,000	13,847,925
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	9,984,000	10,103,409
Energy Transfer Operating LP
4.200%, 04/15/2027	4,472,000	4,645,048
4.250%, 03/15/2023	13,387,000	13,970,086
5.150%, 03/15/2045	12,840,000	13,043,135
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	17,765,000	16,975,346
Husky Energy, Inc. 3.950%, 04/15/2022	9,500,000	9,830,973
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	7,325,000	9,887,494
Kinder Morgan, Inc. 3.150%, 01/15/2023	5,616,000	5,710,791
MPLX LP
4.000%, 03/15/2028	10,750,000	11,158,694
4.800%, 02/15/2029	5,375,000	5,917,121
Newfield Exploration Company 5.625%, 07/01/2024	7,185,000	7,951,214
ONEOK Partners LP 5.000%, 09/15/2023	5,575,000	6,020,099
Petroleos Mexicanos
4.875%, 01/24/2022	11,060,000	11,021,290
5.375%, 03/13/2022	2,835,000	2,856,404
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	8,848,000	9,288,738
5.000%, 03/15/2027	8,336,000	9,136,460
5.750%, 05/15/2024	14,563,000	16,189,770
5.875%, 06/30/2026	5,069,000	5,790,479
Saudi Arabian Oil Company 2.875%, 04/16/2024 (C)	21,387,000	21,515,226
Schlumberger Holdings Corp. 3.750%, 05/01/2024 (C)	21,395,000	22,318,763
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	13,801,000	14,085,765
5.400%, 10/01/2047	8,136,000	8,643,369
The Williams Companies, Inc.
3.700%, 01/15/2023	20,435,000	21,112,969
3.750%, 06/15/2027	11,955,000	12,352,331
		355,048,434
Financials – 12.2%
American Express Company 2.500%, 08/01/2022	17,155,000	17,257,829

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%) 09/01/2024	$8,270,000	$8,311,350
Ares Capital Corp. 3.625%, 01/19/2022	9,957,000	10,058,639
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) 06/15/2026 (C)(D)	5,540,000	6,114,775
AXA SA 8.600%, 12/15/2030	4,814,000	6,847,915
Banco Santander SA 4.379%, 04/12/2028	10,600,000	11,275,349
Bank of America Corp.
3.950%, 04/21/2025	14,380,000	15,070,062
4.200%, 08/26/2024	6,250,000	6,644,755
4.450%, 03/03/2026	14,180,000	15,289,444
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%) 07/23/2024	21,130,000	22,163,812
Bank of Montreal 3.300%, 02/05/2024	33,810,000	35,052,882
Barclays Bank PLC 10.179%, 06/12/2021 (C)	9,270,000	10,489,536
Barclays PLC 4.375%, 01/12/2026	7,380,000	7,636,182
BPCE SA
4.500%, 03/15/2025 (C)	10,505,000	11,065,945
5.700%, 10/22/2023 (C)	11,475,000	12,539,846
Brighthouse Financial, Inc. 3.700%, 06/22/2027	20,125,000	19,143,907
Cantor Fitzgerald LP 4.875%, 05/01/2024 (C)	12,825,000	13,229,429
Capital One Financial Corp.
3.450%, 04/30/2021	15,700,000	15,981,157
3.500%, 06/15/2023	7,570,000	7,856,487
3.900%, 01/29/2024	15,800,000	16,588,837
Citigroup, Inc.
2.350%, 08/02/2021	16,005,000	15,990,018
4.600%, 03/09/2026	20,499,000	22,170,827
5.500%, 09/13/2025	5,625,000	6,367,751
Danske Bank A/S 5.000%, 01/12/2022 (C)	9,007,000	9,419,014
Discover Financial Services
3.950%, 11/06/2024	15,399,000	16,191,471
4.100%, 02/09/2027	4,203,000	4,376,304
5.200%, 04/27/2022	2,565,000	2,745,550
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust 6.125%, 11/30/2021 (C)	997,134	1,000,425
FS KKR Capital Corp. 4.250%, 01/15/2020	9,740,000	9,766,935
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) 05/18/2024	16,850,000	17,622,232
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) 06/01/2021 (A)(D)	11,750,000	12,396,250
ING Bank NV 5.800%, 09/25/2023 (C)	10,565,000	11,682,575
ING Groep NV 3.550%, 04/09/2024	8,655,000	8,948,868
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	9,300,000	10,030,071
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Jefferies Group LLC
4.150%, 01/23/2030	$12,590,000	$12,062,215
4.850%, 01/15/2027	13,463,000	13,885,404
JPMorgan Chase & Co.
2.400%, 06/07/2021	20,130,000	20,179,034
3.200%, 06/15/2026	13,615,000	14,006,221
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%) 06/18/2022	22,145,000	22,623,850
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (D)	14,980,000	16,556,345
Lazard Group LLC 4.375%, 03/11/2029	7,100,000	7,505,350
Lincoln National Corp. 4.000%, 09/01/2023	4,000,000	4,229,922
Lloyds Banking Group PLC 4.450%, 05/08/2025	20,545,000	21,861,261
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (D)	7,340,000	7,596,900
Macquarie Bank, Ltd. 4.875%, 06/10/2025 (C)	14,730,000	15,733,595
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) 3.160%, 12/01/2021 (E)	7,610,000	7,590,079
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2066	9,595,000	10,970,827
MetLife, Inc. (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) 04/08/2068 (C)	7,610,000	10,654,000
Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/2022	21,535,000	21,982,548
Morgan Stanley 3.875%, 01/27/2026	7,830,000	8,320,266
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) 04/26/2023 (C)	8,604,000	8,760,488
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) 10/16/2044 (C)	7,830,000	8,397,675
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	19,746,000	20,900,944
Regions Financial Corp.
2.750%, 08/14/2022	14,090,000	14,186,562
3.800%, 08/14/2023	23,265,000	24,330,984
Santander Holdings USA, Inc.
3.400%, 01/18/2023	9,125,000	9,256,266
3.500%, 06/07/2024	17,640,000	17,908,543
3.700%, 03/28/2022	15,941,000	16,322,663
4.450%, 12/03/2021	10,424,000	10,836,765
Santander UK Group Holdings PLC 4.750%, 09/15/2025 (A)(C)	11,030,000	11,435,728
Stifel Financial Corp. 4.250%, 07/18/2024	7,344,000	7,704,026
SunTrust Bank 2.450%, 08/01/2022	15,285,000	15,325,484
SunTrust Banks, Inc. 4.000%, 05/01/2025	12,087,000	12,935,432
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (C)	14,660,000	15,854,965

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	$23,233,000	$24,284,830
The PNC Financial Services Group, Inc. 3.500%, 01/23/2024	15,732,000	16,560,298
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (D)	12,182,000	12,303,820
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (D)	18,715,000	19,974,520
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	16,270,000	16,686,917
The Toronto-Dominion Bank
2.650%, 06/12/2024	20,990,000	21,167,923
3.250%, 03/11/2024	19,441,000	20,135,741
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) 08/15/2023 (C)	13,285,000	13,406,079
Wells Fargo & Company 3.550%, 09/29/2025	20,805,000	21,707,085
Wells Fargo & Company (3 month LIBOR + 3.770%) 6.180%, 09/15/2019 (D)(E)	12,598,000	12,666,029
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)	25,435,000	27,648,862
		1,033,782,875
Health care – 2.1%
AmerisourceBergen Corp. 3.450%, 12/15/2027	17,400,000	17,719,569
Bayer US Finance II LLC 3.500%, 06/25/2021 (C)	6,860,000	6,957,515
Boston Scientific Corp. 3.450%, 03/01/2024	8,281,000	8,657,154
Bristol-Myers Squibb Company 2.900%, 07/26/2024 (C)	20,140,000	20,581,167
Celgene Corp. 3.250%, 02/20/2023	8,204,000	8,405,678
CVS Health Corp. 5.050%, 03/25/2048	8,829,000	9,390,210
Fresenius Medical Care US Finance III, Inc. 3.750%, 06/15/2029 (C)	21,015,000	20,834,180
GlaxoSmithKline Capital PLC 3.000%, 06/01/2024	13,634,000	14,077,644
HCA, Inc. 4.125%, 06/15/2029	16,042,000	16,414,920
Pfizer, Inc. 2.950%, 03/15/2024	16,905,000	17,419,837
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	16,137,000	16,295,493
Universal Health Services, Inc.
4.750%, 08/01/2022 (C)	8,705,000	8,781,169
5.000%, 06/01/2026 (C)	10,538,000	10,880,485
		176,415,021
Industrials – 4.8%
3M Company 3.250%, 02/14/2024	11,420,000	11,925,941
AerCap Ireland Capital DAC
4.625%, 10/30/2020	14,145,000	14,501,657
5.000%, 10/01/2021	12,640,000	13,253,199
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 11/15/2026 (C)	6,897,319	7,242,185
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 07/15/2027 (C)	$10,138,280	$9,871,644
Aircastle, Ltd. 4.400%, 09/25/2023	5,798,000	6,019,206
America West Airlines 2000-1 Pass Through Trust 8.057%, 01/02/2022	1,112,463	1,168,976
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 01/15/2027	4,500,158	4,687,815
American Airlines 2013-2 Class A Pass Through Trust 4.950%, 07/15/2024	9,351,328	9,809,543
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 11/01/2028	15,183,812	15,495,080
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 07/15/2029 (A)	12,333,773	12,850,558
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 07/15/2029	12,438,800	12,809,352
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 08/15/2030	6,079,500	6,283,771
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 08/15/2030	9,418,500	9,751,915
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 04/15/2031	5,405,690	5,280,278
Ashtead Capital, Inc. 5.250%, 08/01/2026 (C)	14,665,000	15,288,263
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (C)	9,873,950	10,445,651
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/2021 (C)	1,634,764	1,653,727
British Airways 2018-1 Class A Pass Through Trust 4.125%, 03/20/2033 (C)	4,883,366	5,127,046
CH Robinson Worldwide, Inc. 4.200%, 04/15/2028	11,980,000	12,826,760
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 10/19/2023	10,743,916	11,365,989
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 07/02/2024	1,473,780	1,573,407
Delta Air Lines, Inc.
3.625%, 03/15/2022	16,125,000	16,395,224
3.800%, 04/19/2023	9,835,000	10,092,671
4.375%, 04/19/2028	12,185,000	12,415,572
Equifax, Inc. 7.000%, 07/01/2037	2,625,000	3,127,547
General Electric Company 5.550%, 01/05/2026	13,902,000	15,520,100
Huntington Ingalls Industries, Inc. 5.000%, 11/15/2025 (C)	15,191,000	15,722,685
IHS Markit, Ltd.
4.000%, 03/01/2026 (C)	12,305,000	12,731,737
4.750%, 02/15/2025 (C)	4,400,000	4,719,440
4.750%, 08/01/2028	6,540,000	7,144,427

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 05/01/2021	$764,129	$774,636
The Boeing Company 3.200%, 03/01/2029	25,540,000	26,344,040
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 03/03/2028	13,023,437	13,541,769
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/2024	6,447,610	6,602,998
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 01/07/2030	9,645,940	9,742,399
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	14,332,465	14,288,035
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	3,210,744	3,322,478
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 02/25/2033 (A)	8,090,000	8,689,210
United Technologies Corp. 3.350%, 08/16/2021	13,675,000	13,975,269
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	2,323,347	2,528,499
US Airways 2012-1 Class A Pass Through Trust 5.900%, 04/01/2026	7,599,236	8,329,522
		405,240,221
Information technology – 4.3%
Broadcom Corp. 3.875%, 01/15/2027	12,335,000	12,092,905
Dell International LLC
4.900%, 10/01/2026 (C)	14,265,000	14,874,405
5.300%, 10/01/2029 (C)	14,612,000	15,377,806
6.020%, 06/15/2026 (C)	20,615,000	22,733,941
8.350%, 07/15/2046 (C)	18,980,000	23,985,085
Fiserv, Inc.
2.750%, 07/01/2024	9,153,000	9,213,557
3.200%, 07/01/2026	13,445,000	13,713,791
Hewlett Packard Enterprise Company 3.500%, 10/05/2021	18,220,000	18,649,182
IBM Corp. 2.850%, 05/13/2022	29,330,000	29,804,347
KLA-Tencor Corp. 4.100%, 03/15/2029	7,998,000	8,429,407
Lam Research Corp.
4.000%, 03/15/2029	20,568,000	21,893,507
4.875%, 03/15/2049	8,624,000	9,547,687
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	13,240,000	14,029,515
Microchip Technology, Inc.
3.922%, 06/01/2021	8,550,000	8,701,117
4.333%, 06/01/2023	21,443,000	22,322,639
Micron Technology, Inc.
4.975%, 02/06/2026	12,135,000	12,799,109
5.327%, 02/06/2029	20,174,000	21,347,037
Microsoft Corp. 4.450%, 11/03/2045	11,583,000	13,874,900
Motorola Solutions, Inc. 4.600%, 02/23/2028	16,576,000	17,383,186
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NXP BV
3.875%, 06/18/2026 (C)	$7,722,000	$7,917,389
4.875%, 03/01/2024 (C)	8,705,000	9,329,323
Seagate HDD Cayman 4.750%, 01/01/2025	11,170,000	11,282,521
Tech Data Corp.
3.700%, 02/15/2022	5,593,000	5,687,379
4.950%, 02/15/2027	16,359,000	17,113,151
		362,102,886
Materials – 0.7%
Anglo American Capital PLC 4.750%, 04/10/2027 (C)	9,195,000	9,735,223
Braskem Finance, Ltd. 7.000%, 05/07/2020 (C)	7,390,000	7,633,870
Braskem Netherlands Finance BV 4.500%, 01/10/2028 (C)	11,360,000	11,490,640
Mexichem SAB de CV 5.500%, 01/15/2048 (C)	12,000,000	11,910,000
Syngenta Finance NV
4.441%, 04/24/2023 (C)	15,880,000	16,501,655
5.676%, 04/24/2048 (C)	5,180,000	5,143,034
		62,414,422
Real estate – 0.7%
American Homes 4 Rent LP 4.250%, 02/15/2028	10,505,000	10,881,748
American Tower Corp.
3.550%, 07/15/2027	16,680,000	16,994,522
4.700%, 03/15/2022	7,080,000	7,485,536
SBA Tower Trust 3.722%, 04/09/2048 (C)	14,665,000	15,122,469
Ventas Realty LP 3.500%, 02/01/2025	8,315,000	8,604,332
		59,088,607
Utilities – 1.3%
ABY Transmision Sur SA 6.875%, 04/30/2043 (C)	8,501,760	9,628,243
CenterPoint Energy, Inc. 2.500%, 09/01/2022	7,760,000	7,782,569
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) 01/29/2023 (C)(D)	14,105,000	14,387,100
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	6,335,247
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	16,740,000	17,468,518
NRG Energy, Inc. 3.750%, 06/15/2024 (C)	6,545,000	6,720,853
Oncor Electric Delivery Company LLC 2.750%, 06/01/2024 (C)	19,375,000	19,727,575
Vistra Operations Company LLC
3.550%, 07/15/2024 (C)	18,050,000	18,147,375
4.300%, 07/15/2029 (C)	12,250,000	12,426,703
		112,624,183
TOTAL CORPORATE BONDS (Cost $3,004,157,499)		$3,126,316,070
CAPITAL PREFERRED SECURITIES – 0.0%
Financials – 0.0%
State Street Corp. (3 month LIBOR + 1.000%) 3.410%, 06/01/2077 (E)	3,176,000	2,413,760
TOTAL CAPITAL PREFERRED SECURITIES (Cost $2,691,718)		$2,413,760

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.5%
Commercial and residential – 2.0%
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 month LIBOR + 0.971%) 3.365%, 03/15/2037 (C)(E)	$7,351,000	$7,332,558
BENCHMARK Mortgage Trust
Series 2018-B1, Class A2, 3.571%, 01/15/2051	6,645,000	6,916,472
Series 2018-B7, Class A2, 4.377%, 05/15/2053	11,785,000	12,723,959
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	12,780,000	13,472,502
Citigroup Commercial Mortgage Trust Series 2019-SMRT, Class A 4.149%, 01/10/2024 (C)	6,505,000	6,967,697
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) 3.512%, 06/11/2032 (C)(E)	5,505,000	5,504,914
COLT Mortgage Loan Trust Series 2018-2, Class A1 3.470%, 07/27/2048 (C)(F)	1,830,734	1,837,419
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2014-CR20, Class A3 3.326%, 11/10/2047	18,450,000	19,225,389
Galton Funding Mortgage Trust Series 2018-1, Class A43 3.500%, 11/25/2057 (C)(F)	4,733,314	4,766,944
GS Mortgage Securities Trust
Series 2013-GC12, Class A3, 2.860%, 06/10/2046	10,410,000	10,590,910
Series 2015-GC34, Class A3, 3.244%, 10/10/2048	13,195,000	13,720,058
Series 2019-GC40, Class A2, 2.971%, 07/10/2052 (B)	10,505,000	10,819,709
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2 3.149%, 06/13/2052	21,510,000	22,270,736
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 3.444%, 05/15/2036 (C)(E)	8,535,000	8,545,744
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A2, 2.954%, 12/15/2047	3,372,749	3,371,737
Series 2019-C51, Class A2, 3.039%, 06/15/2052 (B)	15,310,000	15,784,951
		163,851,699
U.S. Government Agency – 2.5%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.298%, 12/25/2021	131,616,310	3,451,572
Series K018, Class X1 IO, 1.338%, 01/25/2022	105,667,818	2,827,459
Series K021, Class X1 IO, 1.436%, 06/25/2022	30,965,392	1,133,389
Series K022, Class X1 IO, 1.226%, 07/25/2022	317,559,638	10,010,464
Series K026, Class X1 IO, 0.990%, 11/25/2022	159,549,436	4,471,548
Series K038, Class X1 IO, 1.157%, 03/25/2024	236,925,579	10,882,537
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K040, Class A2, 3.241%, 09/25/2024	$17,539,000	$18,414,736
Series K048, Class X1 IO, 0.248%, 06/25/2025	163,758,361	2,210,410
Series K064, Class A1, 2.891%, 10/25/2026	7,948,756	8,171,838
Series K711, Class X1 IO, 1.620%, 07/25/2019	24,611,727	3,076
Series K727, Class A2, 2.946%, 07/25/2024	25,907,000	26,756,643
Series K728, Class A2, 3.064%, 08/25/2024 (F)	17,925,000	18,637,295
Series K729, Class A2, 3.136%, 10/25/2024	14,605,000	15,223,420
Series KIR3, Class A1, 3.038%, 08/25/2027	17,980,000	18,637,396
Government National Mortgage Association
Series 2012-114, Class IO, 0.767%, 01/16/2053	38,712,987	1,779,969
Series 2016-174, Class IO, 0.914%, 11/16/2056	65,684,353	5,028,223
Series 2017-109, Class IO, 0.610%, 04/16/2057	87,100,881	4,623,358
Series 2017-124, Class IO, 0.706%, 01/16/2059	108,291,880	6,993,966
Series 2017-135, Class IO, 0.839%, 10/16/2058	70,377,431	4,702,683
Series 2017-140, Class IO, 0.609%, 02/16/2059	62,694,656	3,657,976
Series 2017-159, Class IO, 0.545%, 06/16/2059	81,312,096	4,244,434
Series 2017-20, Class IO, 0.747%, 12/16/2058	135,124,047	8,334,721
Series 2017-22, Class IO, 1.022%, 12/16/2057	47,004,523	4,085,210
Series 2017-41, Class IO, 0.793%, 07/16/2058	93,424,360	6,379,651
Series 2017-46, Class IO, 0.620%, 11/16/2057	101,731,959	5,893,739
Series 2017-61, Class IO, 0.769%, 05/16/2059	61,710,866	4,355,022
Series 2018-158, Class IO, 0.726%, 05/16/2061	84,304,621	6,405,920
Series 2018-69, Class IO, 0.536%, 04/16/2060	72,382,441	4,233,425
		211,550,080
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $381,320,817)		$375,401,779
ASSET BACKED SECURITIES – 15.1%
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) 2.553%, 06/22/2037 (E)	6,032,524	5,804,258
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) 2.721%, 08/25/2037 (E)	20,348,355	19,795,590
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) 2.821%, 05/25/2036 (E)	8,549,002	8,420,515

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ally Auto Receivables Trust Series 2018-2, Class A4 3.090%, 06/15/2023	$16,630,000	$16,954,262
Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/2023	30,910,000	31,104,854
American Express Credit Account Master Trust Series 2018-8, Class A 3.180%, 04/15/2024	45,843,000	46,945,377
Americredit Automobile Receivables Trust
Series 2018-2, Class C 3.590%, 06/18/2024	6,580,000	6,769,299
Series 2018-3, Class C 3.740%, 10/18/2024	5,184,000	5,361,347
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (C)	12,908,000	13,043,857
ARI Fleet Lease Trust Series 2018-B, Class A2 3.220%, 08/16/2027 (C)	17,118,000	17,267,216
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.450%, 03/20/2023 (C)	6,651,000	6,810,839
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5 1.660%, 06/17/2024	30,260,000	29,999,785
CarMax Auto Owner Trust Series 2018-4, Class A3 3.360%, 09/15/2023	26,155,000	26,755,943
CenterPoint Energy Restoration Bond Company LLC Series 2009-1, Class A3 4.243%, 08/15/2023	7,951,435	8,223,056
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.490%, 01/20/2023	32,353,000	32,570,800
CLI Funding LLC Series 2018-1A, Class A 4.030%, 04/18/2043 (C)	12,254,875	12,593,908
CNH Equipment Trust
Series 2017-C, Class A3 2.080%, 02/15/2023	9,825,000	9,809,658
Series 2018-B, Class A3 3.190%, 11/15/2023	14,571,000	14,827,496
Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, 04/25/2047 (C)	12,147,100	12,433,597
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) 2.797%, 03/28/2035 (E)	7,773,000	7,514,203
Dell Equipment Finance Trust Series 2018-1, Class A3 3.180%, 06/22/2023 (C)	26,951,000	27,252,504
Discover Card Execution Note Trust Series 2018-A5, Class A5 3.320%, 03/15/2024	16,431,000	16,868,705
DLL LLC
Series 2018-ST2, Class A3 3.460%, 01/20/2022 (C)	9,110,000	9,242,922
Series 2018-ST2, Class A4 3.590%, 06/20/2024 (C)	18,019,000	18,483,566
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	$16,157,213	$16,778,942
DRB Prime Student Loan Trust
Series 2015-D, Class A2 3.200%, 01/25/2040 (C)	4,907,061	4,976,342
Series 2016-B, Class A2 2.890%, 06/25/2040 (C)	8,554,009	8,611,381
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (C)	6,537,875	6,760,032
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (C)	11,864,000	12,019,755
Evergreen Credit Card Trust Series 2018-1, Class A 2.950%, 03/15/2023 (C)	17,200,000	17,438,043
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (C)	8,277,450	8,594,588
Ford Credit Auto Owner Trust
Series 2015-1, Class A 2.120%, 07/15/2026 (C)	27,458,000	27,410,673
Series 2017-B, Class A4 1.870%, 09/15/2022	4,295,000	4,275,481
Series 2017-C, Class A4 2.160%, 03/15/2023	10,670,000	10,653,188
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	25,519,000	26,288,112
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	12,177,000	12,750,264
Series 2018-B, Class A3 3.240%, 04/15/2023	12,990,000	13,245,693
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1 2.160%, 09/15/2022	17,000,000	16,978,060
Series 2018-3, Class A1 3.520%, 10/15/2023	22,650,000	23,292,909
Series 2019-2, Class A 3.320%, 04/15/2026	6,537,000	6,734,671
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class A4 2.130%, 03/16/2023 (C)	15,965,000	15,962,715
Series 2018-4, Class A3 3.210%, 10/16/2023	24,675,000	25,165,643
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A 2.900%, 04/15/2026 (C)	15,385,000	15,707,247
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) 2.721%, 08/25/2044 (E)	34,019,000	33,163,262
Golden Credit Card Trust
Series 2018-1A, Class A 2.620%, 01/15/2023 (C)	48,545,000	48,853,338
Series 2018-4A, Class A 3.440%, 10/15/2025 (C)	25,220,000	26,277,485
Great American Auto Leasing, Inc. Series 2019-1, Class A4 3.210%, 02/18/2025 (C)	8,484,000	8,709,872
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (C)	4,072,651	4,194,226

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4 1.870%, 09/15/2023	$4,674,000	$4,658,515
Series 2017-3, Class A4 1.980%, 11/20/2023	5,565,000	5,553,563
Series 2018-2, Class A4 3.160%, 08/19/2024	12,635,000	12,950,989
Hyundai Auto Receivables Trust Series 2018-B, Class A3 3.480%, 12/15/2022	8,070,000	8,217,802
Jack In The Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (C)	5,455,000	5,455,000
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (C)	5,455,000	5,455,000
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) 2.822%, 10/27/2042 (E)	7,326,246	7,020,885
Mercedes-Benz Auto Receivables Trust Series 2018-1, Class A4 3.150%, 10/15/2024	12,862,000	13,221,597
MMAF Equipment Finance LLC
Series 2017-B, Class A3 2.210%, 10/17/2022 (C)	13,163,000	13,158,910
Series 2019-A, Class A3 3.270%, 11/13/2023 (C)	7,786,000	7,870,032
MVW Owner Trust
Series 2014-1A, Class A 2.250%, 09/22/2031 (C)	1,681,187	1,676,504
Series 2018-1A, Class A 3.450%, 01/21/2036 (C)	12,379,036	12,723,645
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (C)	14,484,344	14,952,195
Nelnet Student Loan Trust
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 2.740%, 01/25/2037 (E)	8,052,541	7,874,688
Series 2006-1, Class A6 (3 month LIBOR + 0.450%) 2.974%, 08/23/2036 (C)(E)	17,362,000	16,890,033
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2 3.220%, 02/15/2023 (C)	3,720,000	3,771,084
Series 2018-2A, Class A2 3.690%, 10/15/2023 (C)	8,635,000	8,868,319
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A4 1.950%, 10/16/2023	12,410,000	12,370,048
Series 2018-C, Class A3 3.220%, 06/15/2023	19,450,000	19,892,663
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (C)	4,030,643	4,050,126
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (C)	5,828,325	5,868,263
PFS Financing Corp. Series 2018-F, Class A 3.520%, 10/15/2023 (C)	10,260,000	10,545,864
Santander Drive Auto Receivables Trust
Series 2018-2, Class C 3.350%, 07/17/2023	6,690,000	6,752,735
Series 2018-3, Class C 3.510%, 08/15/2023	15,610,000	15,809,076
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A 3.500%, 06/20/2035 (C)	$4,253,481	$4,373,304
Series 2018-3A, Class A 3.690%, 09/20/2035 (C)	5,808,659	6,010,748
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) 2.700%, 06/15/2039 (E)	3,826,540	3,716,925
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (C)	5,000,173	5,026,700
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	17,074,263	17,175,889
Series 2019-B, Class A2A 2.840%, 06/15/2037 (C)	14,040,000	14,141,640
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) 2.772%, 10/28/2037 (C)(E)	27,912,012	27,369,531
Taco Bell Funding LLC Series 2018-1A, Class A2I 4.318%, 11/25/2048 (C)	15,413,545	15,988,316
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A 4.110%, 07/20/2043 (C)	2,688,986	2,714,576
Towd Point Mortgage Trust
Series 2016-5, Class A1 2.500%, 10/25/2056 (C)(F)	11,944,529	11,920,298
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(F)	4,094,617	4,110,360
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(F)	3,192,251	3,197,358
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 3.270%, 11/25/2031 (C)	23,336,000	23,597,811
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4 1.980%, 12/15/2022	11,435,000	11,414,712
Series 2018-D, Class A3 3.180%, 03/15/2023	19,935,000	20,332,197
Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/2043 (C)	13,055,000	13,357,127
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4 3.150%, 07/22/2024	8,350,000	8,537,653
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (C)	7,830,060	7,813,449
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) 2.820%, 04/25/2040 (C)(E)	2,057,922	1,932,378
Westgate Resorts LLC Series 2016-1A, Class A 3.500%, 12/20/2028 (C)	2,576,411	2,586,547
Westlake Automobile Receivables Trust Series 2019-1A, Class C 4.050%, 03/15/2024 (C)	6,231,000	6,322,167

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
World Omni Auto Receivables Trust Series 2018-D, Class A3 3.330%, 04/15/2024	$26,320,000	$26,964,885
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3 3.190%, 12/15/2021	11,970,000	12,162,053
TOTAL ASSET BACKED SECURITIES (Cost $1,258,266,537)		$1,276,069,639
PREFERRED SECURITIES – 0.0%
Utilities – 0.0%
Dominion Energy, Inc., 7.250%	12,915	1,337,477
TOTAL PREFERRED SECURITIES (Cost $1,291,500)		$1,337,477
SECURITIES LENDING COLLATERAL – 0.8%
John Hancock Collateral Trust, 2.4614% (G)(H)	6,601,184	66,060,690
TOTAL SECURITIES LENDING COLLATERAL (Cost $66,063,531)		$66,060,690
SHORT-TERM INVESTMENTS – 3.0%
U.S. Government Agency – 0.8%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	$18,400,000	18,400,000
Federal Home Loan Bank Discount Note 2.000%, 07/01/2019 *	47,995,000	47,995,000
		66,395,000
Repurchase agreement – 2.2%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $142,013,397 on 7-1-19, collateralized by $143,177,000 U.S. Treasury Notes, 1.875% due 7-31-22 (valued at $144,853,709, including interest)	141,985,000	141,985,000
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $43,248,685 on 7-1-19, collateralized by $43,725,000 U.S. Treasury Notes, 2.000% – 2.500% due 11-15-21 to 5-15-24 (valued at $44,110,807, including interest)	43,244,000	43,244,000
		185,229,000
TOTAL SHORT-TERM INVESTMENTS (Cost $251,624,000)		$251,624,000
Total Investments (Select Bond Trust) (Cost $8,394,863,907) – 102.0%		$8,608,651,690
Other assets and liabilities, net – (2.0%)		(167,696,168)
TOTAL NET ASSETS – 100.0%		$8,440,955,522
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
Select Bond Trust (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,409,487,560 or 16.7% of the fund's net assets as of 6-30-19.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-19.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 94.3%
U.S. Government – 35.3%
U.S. Treasury Inflation Protected Securities 0.625%, 04/15/2023	$1,800,103	$1,821,295
U.S. Treasury Notes
1.125%, 06/30/2021	3,033,000	2,995,088
1.250%, 03/31/2021	4,305,000	4,263,632
1.750%, 11/30/2021	3,275,000	3,275,128
1.875%, 04/30/2022 to 07/31/2022	14,215,000	14,272,740
2.000%, 05/31/2024	4,500,000	4,550,625
2.125%, 03/31/2024	2,700,000	2,743,770
2.625%, 06/30/2023	5,485,000	5,671,190
2.750%, 08/15/2021 to 07/31/2023	6,305,000	6,494,093
2.875%, 11/15/2021 to 11/30/2023	16,245,000	16,955,375
		63,042,936
U.S. Government Agency – 59.0%
Federal Agricultural Mortgage Corp.
1.640%, 04/17/2020	3,885,000	3,873,404
1.675%, 02/24/2020	1,875,000	1,866,976
1.750%, 06/15/2020	2,055,000	2,044,639
2.000%, 01/15/2021	4,965,000	4,947,307
Federal Farm Credit Bank
1.440%, 08/16/2021	4,620,000	4,551,778
1.680%, 04/05/2021	2,345,000	2,329,765
2.230%, 11/15/2022	7,220,000	7,220,110
2.990%, 04/16/2026	4,500,000	4,518,914
Federal Home Loan Bank
1.700%, 04/26/2021	2,940,000	2,923,428
1.875%, 11/29/2021	1,960,000	1,963,392
2.260%, 10/04/2022	7,300,000	7,293,337
Federal Home Loan Mortgage Corp.
2.000%, 11/20/2020	4,940,000	4,940,584
2.375%, 02/16/2021	5,000,000	5,041,708
2.457%, (12 month LIBOR + 1.618%), 05/01/2045 (A)	1,850,036	1,877,170
3.000%, 07/01/2030	816,280	835,507
3.500%, 04/01/2032	2,289,593	2,385,158
5.500%, 07/01/2040	374,109	412,050
7.000%, 04/01/2031 to 04/01/2032	595	683
Federal National Mortgage Association
1.500%, 11/30/2020	4,415,000	4,389,533
1.950%, 11/09/2020	3,150,000	3,138,976

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.500%, 10/01/2027	$1,304,584	$1,316,093
2.625%, 01/11/2022 to 09/06/2024	10,500,000	10,807,965
2.875%, 09/12/2023	7,005,000	7,292,823
3.000%, 03/01/2028 to 03/01/2031	10,217,172	10,452,212
3.500%, 05/01/2033 to 06/01/2034	2,245,548	2,338,754
5.500%, 08/01/2040	150,069	163,393
6.500%, 01/01/2039	511,136	590,162
7.000%, 08/01/2025 to 01/01/2029	1,482	1,665
7.500%, 01/01/2031	591	688
8.000%, 10/01/2024 to 09/01/2030	1,207	1,393
Government National Mortgage Association 7.500%, 01/15/2027 to 03/15/2027	276	307
Tennessee Valley Authority 3.875%, 02/15/2021	5,815,000	5,998,076
		105,517,950
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $167,155,719)		$168,560,886
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.5%
U.S. Government Agency – 3.5%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA, 2.000%, 04/15/2031	483,011	482,173
Series K017, Class X1 IO, 1.446%, 12/25/2021	22,544,020	591,206
Series K018, Class X1 IO, 1.481%, 01/25/2022	4,340,962	116,155
Series K022, Class X1 IO, 1.349%, 07/25/2022	11,256,954	354,854
Series K026, Class X1 IO, 1.112%, 11/25/2022	5,374,207	150,618
Series K030, Class X1 IO, 0.303%, 04/25/2023	138,652,008	938,716
Series K038, Class X1 IO, 1.310%, 03/25/2024	8,246,805	378,795
Series K711, Class X1 IO, 1.686%, 07/25/2019	687,255	86
Series K718, Class X1 IO, 0.742%, 01/25/2022	19,986,857	269,171
Federal National Mortgage Association
Series 2013-100, Class CA, 4.000%, 03/25/2039	300,969	307,959
Series 2014-28, Class BD, 3.500%, 08/25/2043	523,731	544,439
Government National Mortgage Association
Series 2012-114, Class IO, 0.767%, 01/16/2053	2,636,311	121,214
Series 2017-109, Class IO, 0.610%, 04/16/2057	2,864,362	152,042
Series 2017-124, Class IO, 0.706%, 01/16/2059	3,568,246	230,453
Series 2017-140, Class IO, 0.609%, 02/16/2059	2,087,071	121,772
Series 2017-20, Class IO, 0.748%, 12/16/2058	4,786,261	295,226
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-41, Class IO, 0.793%, 07/16/2058	$3,242,635	$221,429
Series 2017-46, Class IO, 0.620%, 11/16/2057	3,531,761	204,609
Series 2017-61, Class IO, 0.769%, 05/16/2059	2,126,447	150,066
Series 2017-74, Class IO, 0.776%, 09/16/2058	3,703,088	221,297
Series 2017-89, Class IO, 0.766%, 07/16/2059	3,744,821	260,540
Series 2018-9, Class IO, 0.558%, 01/16/2060	2,555,224	141,562
		6,254,382
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,393,614)		$6,254,382
SHORT-TERM INVESTMENTS – 1.5%
U.S. Government Agency – 0.4%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	203,000	203,000
Federal Home Loan Bank Discount Note 2.000%, 07/01/2019 *	530,000	530,000
		733,000
Repurchase agreement – 1.1%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $1,569,314 on 7-1-19, collateralized by $1,309,800 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $1,600,770, including interest)	1,569,000	1,569,000
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $488,053 on 7-1-19, collateralized by $495,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $499,301, including interest)	488,000	488,000
		2,057,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,790,000)		$2,790,000
Total Investments (Short Term Government Income Trust) (Cost $176,339,333) – 99.3%		$177,605,268
Other assets and liabilities, net – 0.7%		1,173,065
TOTAL NET ASSETS – 100.0%		$178,778,333
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	40	Long	Sep 2019	$8,606,957	$8,607,188	$231
						$231

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.2%
U.S. Government – 10.2%
U.S. Treasury Bonds
2.750%, 11/15/2042		$5,985,000	$6,268,586
3.000%, 02/15/2049		6,860,000	7,523,491
3.125%, 02/15/2043		6,175,000	6,879,577
4.375%, 02/15/2038		3,920,000	5,177,616
U.S. Treasury Notes
2.000%, 11/15/2026		2,990,000	3,010,907
2.375%, 02/29/2024 to 05/15/2029		12,565,000	12,951,075
2.500%, 02/15/2022 to 01/31/2024		4,710,000	4,832,516
2.625%, 02/15/2029		2,345,000	2,471,502
			49,115,270
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $43,804,353)			$49,115,270
FOREIGN GOVERNMENT OBLIGATIONS – 21.9%
Australia – 0.3%
New South Wales Treasury Corp. 4.000%, 04/08/2021	AUD	650,000	479,180
Queensland Treasury Corp. 6.250%, 02/21/2020		1,310,000	949,333
			1,428,513
Austria – 0.3%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	1,105,000	1,323,544
Brazil – 1.9%
Federative Republic of Brazil
4.500%, 05/30/2029 (B)		$420,000	431,340
10.000%, 01/01/2021	BRL	9,560,000	2,627,048
10.000%, 01/01/2023		21,135,000	6,052,813
			9,111,201
Canada – 3.1%
Canada Housing Trust No. 1 2.350%, 06/15/2023 (A)	CAD	2,500,000	1,959,356
Export Development Canada 2.400%, 06/07/2021	AUD	430,000	308,309
Government of Canada
0.750%, 09/01/2020	CAD	3,145,000	2,376,588
1.500%, 03/01/2020		3,005,000	2,291,262
2.250%, 03/01/2024		5,478,000	4,344,459
Province of British Columbia 6.600%, 01/09/2020 (A)	INR	60,405,000	870,326
Province of Ontario 3.500%, 06/02/2024	CAD	3,025,000	2,489,668
Province of Quebec 3.000%, 09/01/2023		650,000	520,844
			15,160,812
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia – 2.0%
Republic of Colombia
4.000%, 02/26/2024		$1,480,000	$1,548,820
4.500%, 01/28/2026		1,415,000	1,527,493
7.000%, 09/11/2019	COP	3,176,700,000	993,763
7.000%, 05/04/2022		7,382,000,000	2,422,828
10.000%, 07/24/2024		6,085,600,000	2,292,297
11.000%, 07/24/2020		2,308,200,000	766,522
			9,551,723
Finland – 0.3%
Republic of Finland 0.500%, 09/15/2028 (A)	EUR	1,060,000	1,274,387
Hungary – 1.0%
Republic of Hungary
6.250%, 01/29/2020		$2,150,000	2,195,421
6.375%, 03/29/2021		2,498,000	2,666,383
			4,861,804
Indonesia – 2.3%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		940,000	984,152
Republic of Indonesia
2.150%, 07/18/2024 (A)	EUR	740,000	895,078
2.625%, 06/14/2023 (A)		850,000	1,045,579
5.625%, 05/15/2023	IDR	1,500,000,000	101,399
5.875%, 01/15/2024 (A)		$535,000	599,653
6.125%, 05/15/2028	IDR	15,016,000,000	978,511
6.625%, 05/15/2033		6,431,000,000	413,306
7.000%, 05/15/2022		8,136,000,000	573,882
7.000%, 05/15/2027		12,025,000,000	830,742
7.500%, 08/15/2032		1,030,000,000	70,686
7.500%, 05/15/2038		5,584,000,000	377,606
8.250%, 07/15/2021		1,758,000,000	127,186
8.250%, 05/15/2029		4,891,000,000	366,976
8.375%, 03/15/2024		10,555,000,000	787,459
8.375%, 09/15/2026		12,897,000,000	969,260
8.750%, 05/15/2031		17,423,000,000	1,339,216
9.000%, 03/15/2029		6,709,000,000	523,163
			10,983,854
Ireland – 1.7%
Republic of Ireland
3.400%, 03/18/2024	EUR	3,332,000	4,473,419
3.900%, 03/20/2023		2,770,000	3,666,742
			8,140,161
Japan – 1.0%
Government of Japan 0.100%, 12/20/2023	JPY	533,450,000	5,026,864
Malaysia – 1.3%
Government of Malaysia
3.620%, 11/30/2021	MYR	2,895,000	705,463
3.733%, 06/15/2028		1,930,000	469,982

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
3.844%, 04/15/2033	MYR	4,313,000	$1,034,475
3.882%, 03/14/2025		2,835,000	699,275
3.899%, 11/16/2027		3,370,000	829,491
4.059%, 09/30/2024		3,895,000	969,450
4.160%, 07/15/2021		7,083,000	1,723,816
			6,431,952
Norway – 1.2%
Government of Norway
2.000%, 05/24/2023 (A)	NOK	17,125,000	2,065,088
3.750%, 05/25/2021 (A)		28,565,000	3,504,376
			5,569,464
Philippines – 2.6%
Republic of Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,686,522
3.375%, 01/12/2020	PHP	10,560,000	204,503
3.375%, 08/20/2020		7,490,000	143,501
3.500%, 03/20/2021		13,200,000	251,202
3.500%, 04/21/2023		60,790,000	1,125,109
3.875%, 11/22/2019		29,870,000	580,555
4.250%, 04/11/2020		42,670,000	828,423
4.625%, 09/09/2040		4,368,000	76,862
5.500%, 03/08/2023		22,160,000	440,468
5.875%, 12/16/2020		84,843,440	1,675,765
6.250%, 03/12/2024		38,175,000	785,015
6.250%, 01/14/2036		43,000,000	950,473
6.500%, 04/28/2021		38,460,000	769,885
7.375%, 03/03/2021		59,600,000	1,205,952
8.000%, 07/19/2031		66,710,000	1,637,470
			12,361,705
Portugal – 0.9%
Republic of Portugal
3.850%, 04/15/2021 (A)	EUR	1,915,000	2,344,445
5.125%, 10/15/2024 (A)		$1,905,000	2,128,838
			4,473,283
Qatar – 0.5%
State of Qatar
4.000%, 03/14/2029 (A)		1,055,000	1,136,763
4.817%, 03/14/2049 (A)		1,270,000	1,455,471
			2,592,234
Singapore – 1.1%
Republic of Singapore
1.750%, 04/01/2022	SGD	2,290,000	1,696,463
3.250%, 09/01/2020		4,815,000	3,624,588
			5,321,051
Sweden – 0.4%
Kingdom of Sweden 0.125%, 04/24/2023 (A)	EUR	1,880,000	2,189,383
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $109,064,271)			$105,801,935
CORPORATE BONDS – 47.1%
Communication services – 4.1%
Cablevision Systems Corp. 5.875%, 09/15/2022		$415,000	439,381
CCO Holdings LLC
5.000%, 02/01/2028 (A)		1,245,000	1,271,394
5.125%, 05/01/2027 (A)		1,135,000	1,175,134
Charter Communications Operating LLC 5.050%, 03/30/2029		1,619,000	1,783,623
CSC Holdings LLC
5.375%, 02/01/2028 (A)		1,135,000	1,178,981
5.500%, 04/15/2027 (A)		970,000	1,018,500
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
GCI LLC 6.625%, 06/15/2024 (A)		$1,490,000	$1,561,222
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		381,000	390,525
6.375%, 02/01/2024 (A)		1,335,000	1,403,419
McGraw-Hill Global Education Holdings LLC 7.875%, 05/15/2024 (A)		1,325,000	1,212,375
Netflix, Inc. 5.375%, 11/15/2029 (A)		1,110,000	1,179,031
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (A)		630,000	636,300
5.000%, 08/01/2027 (A)		330,000	335,742
5.375%, 07/15/2026 (A)		1,005,000	1,041,431
T-Mobile USA, Inc.
4.500%, 02/01/2026		480,000	491,400
5.125%, 04/15/2025		111,000	115,527
6.000%, 04/15/2024		100,000	104,250
6.375%, 03/01/2025		85,000	88,273
6.500%, 01/15/2026		1,230,000	1,329,704
Viacom, Inc. 4.375%, 03/15/2043		485,000	473,942
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) 02/28/2057		1,085,000	1,122,975
WMG Acquisition Corp. 5.500%, 04/15/2026 (A)		1,405,000	1,450,522
			19,803,651
Consumer discretionary – 3.0%
Amazon.com, Inc. 3.150%, 08/22/2027		1,630,000	1,712,631
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	483,365
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)		$820,000	840,500
Expedia Group, Inc.
3.800%, 02/15/2028		1,335,000	1,358,257
5.000%, 02/15/2026		1,305,000	1,420,950
Graham Holdings Company 5.750%, 06/01/2026 (A)		865,000	914,738
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (A)		735,000	753,375
5.000%, 06/01/2024 (A)		660,000	681,450
5.250%, 06/01/2026 (A)		1,881,000	1,972,680
New Red Finance, Inc.
4.250%, 05/15/2024 (A)		1,470,000	1,486,538
4.625%, 01/15/2022 (A)		1,535,000	1,535,000
5.000%, 10/15/2025 (A)		1,090,000	1,098,502
			14,257,986
Consumer staples – 1.5%
Aramark Services, Inc. 5.000%, 04/01/2025 (A)		810,000	822,150
JBS Investments II GmbH 7.000%, 01/15/2026 (A)		400,000	433,200
Kraft Heinz Foods Company 3.000%, 06/01/2026		1,380,000	1,342,325
Molson Coors Brewing Company 1.250%, 07/15/2024	EUR	755,000	881,097
Post Holdings, Inc.
5.000%, 08/15/2026 (A)		$1,740,000	1,763,925
5.625%, 01/15/2028 (A)		500,000	513,750
5.750%, 03/01/2027 (A)		1,670,000	1,724,275
			7,480,722

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 11.6%
Aker BP ASA 4.750%, 06/15/2024 (A)	$700,000	$721,490
Chesapeake Energy Corp.
7.000%, 10/01/2024 (B)	2,010,000	1,803,975
8.000%, 03/15/2026 (A)	1,514,000	1,373,955
8.000%, 06/15/2027 (B)	2,435,000	2,129,115
Concho Resources, Inc. 4.300%, 08/15/2028	3,195,000	3,446,613
Continental Resources, Inc. 4.375%, 01/15/2028	2,295,000	2,415,929
DCP Midstream Operating LP
3.875%, 03/15/2023	70,000	70,525
5.125%, 05/15/2029	995,000	1,022,363
5.375%, 07/15/2025	2,030,000	2,139,113
Diamondback Energy, Inc.
4.750%, 11/01/2024 (A)	785,000	805,606
5.375%, 05/31/2025	2,290,000	2,404,500
Enbridge, Inc. 4.250%, 12/01/2026	1,280,000	1,390,641
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%) 01/15/2077	940,000	944,700
Enterprise Products Operating LLC 3.900%, 02/15/2024	2,215,000	2,347,261
Exxon Mobil Corp. 2.397%, 03/06/2022	950,000	957,607
FTS International, Inc. 6.250%, 05/01/2022	640,000	593,600
Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/2024 (A)(B)	1,025,000	1,001,447
Marathon Oil Corp. 4.400%, 07/15/2027	2,185,000	2,320,149
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)	1,100,000	1,103,159
MPLX LP 4.000%, 03/15/2028	2,340,000	2,428,962
Murphy Oil Corp. 6.875%, 08/15/2024	1,087,000	1,141,350
Noble Energy, Inc. 3.850%, 01/15/2028	593,000	606,602
Parsley Energy LLC
5.375%, 01/15/2025 (A)	1,375,000	1,409,375
5.625%, 10/15/2027 (A)	2,180,000	2,278,100
PBF Holding Company LLC 7.250%, 06/15/2025	1,800,000	1,885,500
Pertamina Persero PT 4.300%, 05/20/2023 (A)	805,000	839,780
Petrobras Global Finance BV
5.750%, 02/01/2029	1,605,000	1,673,052
6.900%, 03/19/2049	770,000	820,050
7.375%, 01/17/2027	1,235,000	1,418,398
8.750%, 05/23/2026	540,000	666,830
Petroleos del Peru SA 5.625%, 06/19/2047 (A)	697,000	792,838
Saudi Arabian Oil Company
3.500%, 04/16/2029 (A)	515,000	521,349
4.250%, 04/16/2039 (A)	775,000	783,846
4.375%, 04/16/2049 (A)	1,115,000	1,129,392
Schlumberger Holdings Corp. 3.900%, 05/17/2028 (A)	785,000	815,723
SM Energy Company 6.625%, 01/15/2027 (B)	2,120,000	1,961,000
Targa Resources Partners LP 5.875%, 04/15/2026	815,000	863,900
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc.
3.600%, 03/15/2022		$1,200,000	$1,231,899
4.300%, 03/04/2024		330,000	350,358
4.550%, 06/24/2024		1,385,000	1,491,504
WPX Energy, Inc. 5.750%, 06/01/2026		1,880,000	1,945,800
			56,047,356
Financials – 13.3%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2068		2,395,000	3,065,600
Asian Development Bank 5.000%, 03/09/2022	AUD	940,000	723,746
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028		$2,031,000	2,091,468
Bank of America Corp. (3.458% to 3-15-24, then 3 month LIBOR + 0.970%) 03/15/2025		605,000	627,640
Bank of Ireland Group PLC 4.500%, 11/25/2023 (A)		580,000	603,546
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	787,831
BNG Bank NV 0.250%, 02/22/2023 to 06/07/2024	EUR	1,460,000	1,705,870
Brookfield Property REIT, Inc. 5.750%, 05/15/2026 (A)		$730,000	751,900
Citigroup, Inc. (3 month BBSW + 1.550%) 3.480%, 05/04/2021 (C)	AUD	1,487,000	1,059,295
Citigroup, Inc. (3 month EURIBOR + 0.500%) 0.191%, 03/21/2023 (C)	EUR	920,000	1,047,442
DB Insurance Company, Ltd.
3.492%, 05/25/2024	KRW	1,000,000,000	897,888
3.865%, 05/25/2027		1,000,000,000	923,647
European Financial Stability Facility
0.125%, 10/17/2023	EUR	1,315,000	1,530,918
0.500%, 01/20/2023		725,000	853,293
1.875%, 05/23/2023		1,020,000	1,265,658
European Investment Bank 1.500%, 05/12/2022	NOK	9,790,000	1,146,965
International Bank for Reconstruction & Development
2.500%, 03/12/2020	AUD	1,015,000	718,684
2.800%, 01/13/2021		1,185,000	851,025
3.375%, 01/25/2022	NZD	1,327,000	929,939
3.500%, 01/22/2021		2,225,000	1,538,158
3.625%, 06/22/2020	NOK	7,100,000	848,125
4.625%, 10/06/2021	NZD	2,400,000	1,719,538
7.450%, 08/20/2021	IDR	15,855,000,000	1,139,152
International Finance Corp. 2.800%, 08/15/2022	AUD	2,000,000	1,466,456
JPMorgan Chase & Co. 3.625%, 12/01/2027		$705,000	726,171
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029		1,160,000	1,207,514
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030		365,000	384,684
KfW
0.000%, 09/15/2023	EUR	415,000	481,570
0.375%, 03/15/2023		845,000	993,001
2.125%, 08/15/2023		1,745,000	2,199,611
2.625%, 02/28/2024		$945,000	977,650
6.000%, 08/20/2020	AUD	2,275,000	1,682,023

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MGIC Investment Corp. 5.750%, 08/15/2023		$580,000	$629,300
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) 1.670%, 06/21/2023 (C)	NOK	7,000,000	823,043
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) 1.710%, 06/19/2024 (C)		7,000,000	821,985
Nordic Investment Bank
1.375%, 07/15/2020		5,340,000	625,185
4.125%, 03/19/2020	NZD	1,740,000	1,189,717
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,724,531
Refinitiv US Holdings, Inc. 8.250%, 11/15/2026 (A)		1,245,000	1,280,483
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) 06/15/2022 (D)		1,275,000	1,262,327
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	12,285,000	3,487,194
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%) 12/15/2025		$1,500,000	1,530,000
Temasek Financial I, Ltd. 3.265%, 02/19/2020	SGD	1,250,000	930,337
The Goldman Sachs Group, Inc. 1.375%, 05/15/2024	EUR	983,000	1,157,249
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) 3.274%, 02/23/2023 (C)		$670,000	667,831
The PNC Financial Services Group, Inc. 3.500%, 01/23/2024		505,000	531,589
U.S. Bancorp
0.850%, 06/07/2024	EUR	615,000	722,019
3.150%, 04/27/2027		$915,000	950,178
3.375%, 02/05/2024		508,000	529,947
3.600%, 09/11/2024		467,000	490,161
U.S. Bank NA
2.650%, 05/23/2022		3,525,000	3,574,099
2.800%, 01/27/2025		286,000	292,118
3.000%, 02/04/2021		1,390,000	1,406,553
Wells Fargo & Company 3.250%, 04/27/2022	AUD	1,120,000	815,847
Wells Fargo & Company (3 month BBSW + 1.320%) 3.394%, 07/27/2021 (C)		935,000	664,053
Westpac Banking Corp. 7.250%, 02/11/2020		700,000	508,448
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) 06/15/2023 (D)		$550,000	544,500
			64,104,702
Health care – 2.0%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	606,217
2.625%, 11/15/2028		300,000	374,442
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026		745,000	862,241
HCA Healthcare, Inc. 6.250%, 02/15/2021		$1,827,000	1,913,783
HCA, Inc.
5.000%, 03/15/2024		995,000	1,083,500
5.375%, 02/01/2025		1,630,000	1,759,381
7.500%, 02/15/2022		300,000	330,750
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
IQVIA, Inc. 4.875%, 05/15/2023 (A)		$590,000	$605,488
Thermo Fisher Scientific, Inc.
0.750%, 09/12/2024	EUR	282,000	327,408
1.400%, 01/23/2026		468,000	561,785
UnitedHealth Group, Inc. 2.375%, 10/15/2022		$1,250,000	1,253,200
			9,678,195
Industrials – 2.5%
AECOM
5.125%, 03/15/2027		2,105,000	2,189,200
5.875%, 10/15/2024		1,360,000	1,472,880
BOC Aviation, Ltd. 2.750%, 09/18/2022 (A)		990,000	987,984
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) 3.626%, 05/02/2021 (A)(C)		285,000	286,311
Cimpress NV 7.000%, 06/15/2026 (A)		815,000	831,292
HC2 Holdings, Inc. 11.500%, 12/01/2021 (A)		695,000	611,600
IHS Markit, Ltd. 4.750%, 08/01/2028		835,000	912,171
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	9,120,000,000	629,416
Pelabuhan Indonesia II PT 4.250%, 05/05/2025 (A)		$920,000	953,350
Uber Technologies, Inc. 8.000%, 11/01/2026 (A)		1,320,000	1,405,958
United Rentals North America, Inc.
4.875%, 01/15/2028		1,025,000	1,045,500
5.500%, 05/15/2027		870,000	915,675
			12,241,337
Information technology – 3.6%
Apple, Inc. 0.875%, 05/24/2025	EUR	630,000	751,526
Banff Merger Sub, Inc. 9.750%, 09/01/2026 (A)		$870,000	754,725
Broadcom, Inc. 4.750%, 04/15/2029 (A)		1,273,000	1,304,410
Dell International LLC
5.300%, 10/01/2029 (A)		1,310,000	1,378,656
8.100%, 07/15/2036 (A)		249,000	305,380
8.350%, 07/15/2046 (A)		2,068,000	2,613,338
Fidelity National Information Services, Inc. 1.500%, 05/21/2027	EUR	820,000	972,286
Fiserv, Inc.
1.125%, 07/01/2027 (E)		290,000	331,646
3.500%, 07/01/2029		$1,640,000	1,681,761
IBM Corp. 2.750%, 12/21/2020	GBP	192,000	249,589
KLA-Tencor Corp. 4.100%, 03/15/2029		$1,335,000	1,407,009
Microchip Technology, Inc. 4.333%, 06/01/2023		1,150,000	1,197,176
Micron Technology, Inc. 5.327%, 02/06/2029		1,760,000	1,862,337
Microsoft Corp. 2.400%, 08/08/2026		1,520,000	1,526,560
NXP BV 4.625%, 06/01/2023 (A)		1,200,000	1,264,920
			17,601,319

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 2.7%
Ball Corp.
4.000%, 11/15/2023		$1,845,000	$1,907,269
4.375%, 12/15/2020		820,000	838,040
4.875%, 03/15/2026		1,120,000	1,187,200
5.250%, 07/01/2025		1,460,000	1,580,450
Braskem Netherlands Finance BV 4.500%, 01/10/2028 (A)		350,000	354,025
Crown Americas LLC 4.500%, 01/15/2023		1,360,000	1,416,100
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		1,021,000	1,174,150
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	389,208
Sealed Air Corp.
4.875%, 12/01/2022 (A)		$690,000	723,638
5.125%, 12/01/2024 (A)		1,310,000	1,375,500
5.500%, 09/15/2025 (A)		89,000	94,785
6.500%, 12/01/2020 (A)		1,390,000	1,438,650
Suzano Austria GmbH 5.750%, 07/14/2026 (A)		365,000	398,763
			12,877,778
Real estate – 0.4%
American Tower Corp. 1.950%, 05/22/2026	EUR	305,000	369,617
Crown Castle International Corp. 4.300%, 02/15/2029		$830,000	892,365
SBA Communications Corp. 4.875%, 09/01/2024		550,000	566,500
			1,828,482
Utilities – 2.4%
Adani Green Energy UP, Ltd. 6.250%, 12/10/2024 (A)		460,000	469,688
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%) 06/15/2076		3,116,000	3,340,227
Greenko Dutch BV 5.250%, 07/24/2024 (A)		975,000	958,133
Israel Electric Corp., Ltd.
5.000%, 11/12/2024 (A)		625,000	676,375
6.875%, 06/21/2023 (A)		390,000	441,769
NRG Energy, Inc. 6.625%, 01/15/2027		1,625,000	1,765,156
Perusahaan Listrik Negara PT 4.125%, 05/15/2027 (A)		1,440,000	1,468,797
Southern Gas Networks PLC 4.875%, 12/21/2020	GBP	80,000	106,769
Vistra Operations Company LLC
3.550%, 07/15/2024 (A)		$1,165,000	1,171,285
5.000%, 07/31/2027 (A)		340,000	351,677
5.500%, 09/01/2026 (A)		475,000	501,719
5.625%, 02/15/2027 (A)		265,000	280,569
			11,532,164
TOTAL CORPORATE BONDS (Cost $226,196,881)			$227,453,692
CONVERTIBLE BONDS – 2.2%
Communication services – 0.4%
DISH Network Corp. 3.375%, 08/15/2026		430,000	418,039
GCI Liberty, Inc. 1.750%, 09/30/2046 (A)		1,150,000	1,344,273
			1,762,312
Consumer discretionary – 0.4%
Sony Corp. 0.000%, 09/30/2022	JPY	139,000,000	1,664,967
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Energy – 0.6%
Chesapeake Energy Corp. 5.500%, 09/15/2026	$1,330,000	$1,061,577
Oasis Petroleum, Inc. 2.625%, 09/15/2023	1,180,000	1,079,537
SM Energy Company 1.500%, 07/01/2021	785,000	722,317
		2,863,431
Health care – 0.2%
Anthem, Inc. 2.750%, 10/15/2042	241,000	940,521
Information technology – 0.4%
Avaya Holdings Corp. 2.250%, 06/15/2023 (E)	1,055,000	918,378
IAC Financeco 2, Inc. 0.875%, 06/15/2026 (A)	1,155,000	1,160,330
		2,078,708
Utilities – 0.2%
NRG Energy, Inc. 2.750%, 06/01/2048	1,020,000	1,089,443
TOTAL CONVERTIBLE BONDS (Cost $10,225,349)		$10,399,382
CAPITAL PREFERRED SECURITIES – 1.2%
Financials – 1.2%
First Maryland Capital I (3 month LIBOR + 1.000%) 3.597%, 01/15/2027 (C)	1,046,000	967,550
First Maryland Capital II (3 month LIBOR + 0.850%) 3.429%, 02/01/2027 (C)	1,220,000	1,122,400
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.617%, 07/29/2019 (C)(D)	2,081,000	1,701,218
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) 5.570%, 07/29/2019 (C)(D)	1,942,000	1,942,893
		5,734,061
TOTAL CAPITAL PREFERRED SECURITIES (Cost $5,764,993)		$5,734,061
TERM LOANS (F) – 0.4%
Communication services – 0.1%
Cengage Learning, Inc., 2016 Term Loan B (1 month LIBOR + 4.250%) 6.652%, 06/07/2023	602,170	576,234
Consumer discretionary – 0.3%
American Tire Distributors, Inc., 2015 Term Loan (2 month LIBOR + 7.500%) 9.981%, 09/02/2024	1,318,882	1,231,836
American Tire Distributors, Inc., PIK, Exit FILO Term Loan (3 month LIBOR + 6.000%) 8.522%, 09/01/2023	187,732	185,854
		1,417,690
TOTAL TERM LOANS (Cost $1,936,203)		$1,993,924
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.3%
Commercial and residential – 4.6%
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (A)(G)	1,046,865	1,071,817
Series 2019-1, Class A1, 3.805%, 01/25/2049 (A)(G)	1,177,307	1,203,553

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Arroyo Mortgage Trust (continued)
Series 2019-2, Class A1, 3.347%, 04/25/2049 (A)(G)	$1,663,971	$1,687,044
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) 4.831%, 03/15/2037 (A)(C)	815,000	817,543
BHMS Mortgage Trust
Series 2018-ATLS, Class C (1 month LIBOR + 1.900%), 4.294%, 07/15/2035 (A)(C)	665,000	664,992
Series 2018-ATLS, Class D (1 month LIBOR + 2.250%), 4.644%, 07/15/2035 (A)(C)	380,000	379,757
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) 4.345%, 03/15/2037 (A)(C)	1,040,000	1,043,917
BXP Trust
Series 2017-CC, Class C, 3.670%, 08/13/2037 (A)(G)	565,000	574,434
Series 2017-GM, Class D, 3.539%, 06/13/2039 (A)(G)	1,220,000	1,232,997
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class D (1 month LIBOR + 1.600%) 3.994%, 07/15/2032 (A)(C)	195,000	195,367
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) 3.512%, 06/11/2032 (A)(C)	675,000	674,989
Core Industrial Trust Series 2015-CALW, Class F 3.979%, 02/10/2034 (A)(G)	445,000	456,799
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A 3.639%, 11/15/2034 (A)	680,000	709,655
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) 3.994%, 05/15/2036 (A)(C)	835,000	837,352
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) 3.282%, 05/15/2035 (A)(C)	863,169	861,554
GRACE Mortgage Trust Series 2014-GRCE, Class F 3.710%, 06/10/2028 (A)(G)	350,000	350,234
GS Mortgage Securities Corp. Trust Series 2018-TWR, Class A (1 month LIBOR + 0.900%) 3.294%, 07/15/2031 (A)(C)	895,000	894,160
HarborView Mortgage Loan Trust
Series 2004-7, Class 4A, 4.737%, 11/19/2034 (G)	236,926	245,146
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%), 2.723%, 06/20/2035 (C)	273,577	272,667
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%), 2.833%, 06/20/2035 (C)	185,808	187,601
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	$6,528,299	$111,228
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	6,514,309	108,485
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	5,692,454	81,739
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class D, 4.767%, 07/05/2031 (A)(G)	270,000	286,993
Series 2018-PHH, Class C (1 month LIBOR + 1.360%), 3.754%, 06/15/2035 (A)(C)	265,000	265,245
Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A2, 4.453%, 02/25/2035 (G)	169,082	171,107
Series 2005-A8, Class A2A (1 month LIBOR + 0.270%), 2.674%, 08/25/2036 (C)	446,636	446,144
Morgan Stanley Capital I Trust
Series 2014-150E, Class F, 4.438%, 09/09/2032 (A)(G)	695,000	712,118
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 3.794%, 11/15/2034 (A)(C)	370,000	369,769
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1, 4.533%, 10/25/2034 (G)	214,247	220,790
Series 2004-9, Class 1A, 5.369%, 11/25/2034 (G)	137,663	147,434
MSCG Trust Series 2016-SNR, Class D 6.550%, 11/15/2034 (A)	344,250	348,072
MSDB Trust Series 2017-712F, Class B 3.568%, 07/11/2039 (A)(G)	785,000	804,932
Olympic Tower Mortgage Trust Series 2017-OT, Class A 3.566%, 05/10/2039 (A)	595,000	621,558
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D 4.534%, 01/05/2043 (A)(G)	635,000	574,420
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 4.104%, 09/25/2037 (G)	317,526	323,760
Verus Securitization Trust Series 2018-1, Class A1 2.929%, 02/25/2048 (A)(G)	328,495	328,658
VNDO Trust Series 2016-350P, Class D 4.033%, 01/10/2035 (A)(G)	749,000	776,830
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%), 2.784%, 01/25/2045 (C)	240,177	239,159
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%), 3.244%, 07/25/2045 (C)	253,288	254,162

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Worldwide Plaza Trust Series 2017-WWP, Class D 3.715%, 11/10/2036 (A)(G)	$645,000	$646,372
		22,200,553
U.S. Government Agency – 0.7%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%), 4.054%, 04/25/2024 (C)	127,721	128,363
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%), 4.254%, 10/25/2027 (C)	239,344	241,849
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 3.604%, 10/25/2029 (C)	728,020	732,237
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%), 3.154%, 03/25/2030 (C)	1,251,429	1,252,857
Federal National Mortgage Association
Series 2017-C05, Class 1M1 (1 month LIBOR + 0.550%), 2.954%, 01/25/2030 (C)	108,893	108,843
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 4.504%, 06/25/2039 (A)(C)	945,000	947,482
		3,411,631
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,869,124)		$25,612,184
ASSET BACKED SECURITIES – 3.7%
American Express Credit Account Master Trust Series 2019-1, Class A 2.972%, 10/15/2024	775,000	792,029
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) 2.644%, 07/25/2036 (A)(C)	389,401	389,151
Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, 04/25/2047 (A)	1,514,100	1,549,811
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (A)	512,200	520,119
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (A)	900,000	919,188
Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	485,000	499,211
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.040%, 07/15/2024	475,000	486,456
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	877,850	913,543
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) 4.021%, 07/25/2047 (A)(C)	1,183,913	1,177,176
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (A)	561,630	580,714
FOCUS Brands Funding LLC Series 2017-1A, Class A2II 5.093%, 04/30/2047 (A)	597,800	624,324
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) 2.774%, 10/25/2035 (C)	$335,569	$335,649
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) 3.844%, 07/17/2037 (A)(C)	590,000	584,138
Jack In The Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (A)	595,000	595,000
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.500%, 08/25/2058 (A)(G)	1,717,984	1,762,415
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	589,674	606,090
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A2 3.690%, 10/15/2023 (A)	875,000	898,643
Structured Asset Investment Loan Trust Series 2005-2, Class M2 (1 month LIBOR + 0.735%) 3.139%, 03/25/2035 (C)	538,476	539,208
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,528,800	1,608,619
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A 4.110%, 07/20/2043 (A)	198,008	199,892
Towd Point Mortgage Trust
Series 2018-3, Class A1 3.750%, 05/25/2058 (A)(G)	637,921	661,530
Series 2018-4, Class A1 3.000%, 06/25/2058 (A)(G)	392,552	398,355
Series 2019-1, Class A1 3.750%, 03/25/2058 (A)(G)	925,736	966,361
Verizon Owner Trust Series 2017-1A, Class A 2.060%, 09/20/2021 (A)	434,838	434,241
TOTAL ASSET BACKED SECURITIES (Cost $17,549,697)		$18,041,863
COMMON STOCKS – 0.6%
Communication services – 0.0%
Vertis Holdings, Inc. (H)(I)	8,371	0
Financials – 0.5%
JPMorgan Chase & Co.	12,350	1,380,730
U.S. Bancorp	23,237	1,218,158
		2,598,888
Industrials – 0.1%
HC2 Holdings, Inc. (B)(I)	88,710	209,356
TOTAL COMMON STOCKS (Cost $3,415,380)		$2,808,244
PREFERRED SECURITIES – 3.8%
Financials – 1.3%
First Republic Bank, 5.125%	16,825	413,727
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(C)	2,315	1,666,800
U.S. Bancorp, 5.500%	40,750	1,057,055
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.617% (C)	1,829	1,454,055

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	$585,461
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	724,907
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	21,167	600,931
		6,502,936
Health care – 0.3%
Becton, Dickinson and Company, 6.125%	24,695	1,528,867
Industrials – 0.5%
Fortive Corp., 5.000%	2,450	2,523,467
Real estate – 0.3%
Crown Castle International Corp., 6.875%	1,010	1,207,734
Utilities – 1.4%
American Electric Power Company, Inc., 6.125%	32,600	1,744,426
Dominion Energy, Inc., 7.250%	20,900	2,164,404
NextEra Energy, Inc., 6.123%	29,605	1,922,253
South Jersey Industries, Inc., 7.250%	17,400	926,550
		6,757,633
TOTAL PREFERRED SECURITIES (Cost $17,788,541)		$18,520,637
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on the USD vs. CNY (Expiration Date: 7-11-19; Strike Price: $7.00; Counterparty: Citibank N.A. (I)(J)	10,315,000	9,469
Over the Counter Option on the USD vs. MXN (Expiration Date: 12-20-19; Strike Price: $20.83; Counterparty: Morgan Stanley Company, Inc.) (I)(J)	6,325,000	88,873
Over the Counter Option on the USD vs. MXN (Expiration Date: 2-20-20; Strike Price: $21.25; Counterparty: Goldman Sachs Bank USA) (I)(J)	6,221,385	106,311
		204,653
TOTAL PURCHASED OPTIONS (Cost $213,567)		$204,653
SECURITIES LENDING COLLATERAL – 1.3%
John Hancock Collateral Trust, 2.4614% (K)(L)	618,780	6,192,383
TOTAL SECURITIES LENDING COLLATERAL (Cost $6,192,630)		$6,192,383
SHORT-TERM INVESTMENTS – 3.6%
U.S. Government Agency – 0.9%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	$1,247,000	1,247,000
Federal Home Loan Bank Discount Note 2.000%, 07/01/2019 *	3,252,000	3,252,000
		4,499,000
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 2.7%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $9,622,924 on 7-1-19, collateralized by $8,031,300 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $9,815,440, including interest)	$9,621,000	$9,621,000
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $3,150,341 on 7-1-19, collateralized by $3,190,000 U.S. Treasury Notes, 2.000% due 11-15-21 (valued at $3,217,718, including interest)	3,150,000	3,150,000
		12,771,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,270,000)		$17,270,000
Total Investments (Strategic Income Opportunities Trust) (Cost $484,290,989) – 101.3%		$489,148,228
Other assets and liabilities, net – (1.3%)		(6,441,636)
TOTAL NET ASSETS – 100.0%		$482,706,592
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $137,099,986 or 28.4% of the fund's net assets as of 6-30-19.
(B)	All or a portion of this security is on loan as of 6-30-19.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
Strategic Income Opportunities Trust (continued)
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 6-30-19.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	15	Short	Sep 2019	$(1,769,389)	$(1,772,343)	$(2,954)
U.S. Treasury Long Bond Futures	91	Short	Sep 2019	(14,135,897)	(14,159,031)	(23,134)
						$(26,088)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	2,998,750	NOK	19,459,084	CITI	9/18/2019	$7,136	—
CAD	3,310,000	NOK	21,313,919	HUS	9/18/2019	27,246	—
CAD	1,508,578	NOK	9,783,201	JPM	9/18/2019	4,301	—
CAD	5,905,160	NOK	38,361,013	MSCS	9/18/2019	9,111	—
CAD	8,061,723	USD	6,040,000	CIBC	9/18/2019	124,832	—
EUR	1,507,500	CAD	2,270,695	JPM	9/18/2019	—	($11,751)
EUR	1,507,500	CAD	2,270,928	UBS	9/18/2019	—	(11,929)
EUR	287,541	USD	322,857	CITI	7/1/2019	4,106	—
EUR	288,255	USD	325,724	CITI	9/18/2019	4,055	—
EUR	249,680	USD	281,650	JPM	9/18/2019	3,998	—
EUR	3,150,209	USD	3,594,353	MSCS	9/18/2019	9,649	—
EUR	147,982	USD	169,049	SSB	9/18/2019	250	—
JPY	258,924,056	USD	2,405,000	HUS	9/18/2019	10,187	—
JPY	956,732,733	USD	8,965,000	SCB	9/18/2019	—	(40,808)
MXN	19,872,013	USD	993,066	CITI	9/18/2019	28,988	—
MXN	98,551,875	USD	4,954,141	GSI	9/18/2019	114,564	—
NOK	9,808,579	CAD	1,505,000	CITI	9/18/2019	1,416	—
NOK	9,138,434	CAD	1,402,660	JPM	9/18/2019	948	—
NOK	11,826,134	CAD	1,815,000	MSCS	9/18/2019	1,377	—
NOK	58,389,176	CAD	9,000,000	UBS	9/18/2019	—	(22,873)
USD	10,041,524	AUD	14,320,383	ANZ	9/18/2019	—	(35,570)
USD	4,989,732	BRL	19,481,161	SSB	9/18/2019	—	(46,298)
USD	12,746,067	CAD	17,046,718	CIBC	9/18/2019	—	(289,626)
USD	6,040,000	CAD	8,034,303	JPM	9/18/2019	—	(103,864)
USD	9,708,284	CAD	12,809,274	RBC	9/18/2019	—	(87,019)
USD	42,696,431	EUR	37,563,518	CITI	9/18/2019	—	(278,184)
USD	126,014	EUR	110,059	HUS	9/18/2019	101	—
USD	131,615	GBP	103,880	JPM	7/2/2019	—	(307)
USD	765,052	GBP	600,454	HUS	9/18/2019	—	(138)
USD	2,405,000	JPY	258,867,947	GSI	9/18/2019	—	(9,663)
USD	5,976,667	JPY	641,902,965	HUS	9/18/2019	—	(10,863)
USD	4,977,479	JPY	534,557,369	MSCS	9/18/2019	—	(8,754)
USD	2,988,333	JPY	321,006,766	SSB	9/18/2019	—	(5,947)
USD	2,979,199	MXN	58,226,063	CITI	9/18/2019	—	(15,475)
USD	1,981,693	MXN	38,728,235	GSI	9/18/2019	—	(10,171)
USD	4,960,893	MXN	97,283,834	SSB	9/18/2019	—	(42,595)
USD	8,589,360	NOK	74,594,123	UBS	9/18/2019	—	(173,836)
USD	5,230,841	NZD	7,884,375	ANZ	9/18/2019	—	(73,609)
USD	9,245,988	SGD	12,610,418	JPM	9/18/2019	—	(85,307)
						$352,265	($1,364,587)
The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 66.1%
U.S. Government – 37.0%
U.S. Treasury Bonds
2.750%, 08/15/2047	$3,000,000	$3,126,445
2.875%, 05/15/2049	2,000,000	2,142,188
3.000%, 02/15/2047 to 02/15/2049	34,635,000	37,928,781
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,028,344
4.375%, 05/15/2041	1,830,000	2,441,549
4.625%, 02/15/2040	5,000,000	6,858,984
4.750%, 02/15/2041	2,000,000	2,796,094
7.875%, 02/15/2021	3,400,000	3,726,055
8.125%, 08/15/2021	1,400,000	1,582,984
8.750%, 08/15/2020	5,750,000	6,182,822
U.S. Treasury Notes
1.250%, 01/31/2020	1,000,000	995,078
1.375%, 10/31/2020	30,500,000	30,298,652
1.625%, 08/31/2019 to 07/31/2020	26,600,000	26,532,150
1.750%, 09/30/2019 (A)	7,000,000	6,992,891
2.000%, 11/15/2021 to 02/15/2022	29,400,000	29,586,163
2.125%, 05/31/2026	3,000,000	3,048,164
2.250%, 02/15/2021 to 11/15/2027	24,595,000	25,098,470
2.375%, 05/15/2029	5,000,000	5,164,063
2.625%, 02/28/2023	3,000,000	3,093,633
2.750%, 04/30/2023	3,500,000	3,629,746
2.875%, 11/30/2023 to 05/15/2028	9,300,000	9,916,195
3.000%, 10/31/2025	2,000,000	2,136,641
3.125%, 05/15/2021	13,100,000	13,418,801
		232,724,893
U.S. Government Agency – 29.1%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,346,951
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,520,952
2.500%, 04/01/2031	1,857,386	1,874,812
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.750%, 06/19/2023	$2,000,000	$2,069,752
3.000%, 07/01/2032 to 08/01/2046	8,458,244	8,618,031
3.500%, 12/01/2025 to 06/01/2048	11,072,080	11,453,142
4.000%, 02/01/2024 to 09/01/2047	4,744,931	4,957,717
4.500%, 05/01/2024 to 11/01/2048	8,728,186	9,181,091
4.617%, (12 month LIBOR + 1.868%), 08/01/2037 (B)	562,160	591,610
5.000%, 06/01/2023 to 10/01/2040	471,617	513,316
5.225%, (12 month LIBOR + 2.100%), 02/01/2037 (B)	62,401	65,687
5.500%, 02/01/2023 to 01/01/2039	628,434	698,442
6.000%, 10/01/2036 to 10/01/2038	304,791	349,526
6.250%, 07/15/2032	450,000	645,680
6.500%, 01/01/2021 to 09/01/2038	65,340	75,343
6.750%, 09/15/2029	1,200,000	1,682,312
7.000%, 04/01/2029 to 10/01/2038	68,304	79,461
7.500%, 09/01/2030 to 03/01/2032	7,785	9,079
8.000%, 02/01/2030	1,075	1,239
Federal National Mortgage Association
2.125%, 04/24/2026	2,000,000	2,013,744
2.500%, TBA (C)	4,000,000	4,026,024
2.500%, 05/01/2028	987,794	996,507
2.625%, 09/06/2024	1,000,000	1,037,410
3.000%, TBA (C)	11,400,000	11,494,384
3.000%, 01/01/2027 to 07/01/2046	13,261,662	13,510,049
3.500%, TBA (C)	3,000,000	3,066,853
3.500%, 12/01/2025 to 11/01/2048	21,919,976	22,670,729
4.000%, 08/01/2020 to 05/01/2048	20,827,604	21,729,371
4.150%, (6 month LIBOR + 1.413%), 07/01/2034 (B)	139,634	142,896

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.430%, (12 month LIBOR + 1.351%), 01/01/2035 (B)	$245,123	$253,956
4.465%, (12 month LIBOR + 1.582%), 09/01/2037 (B)	92,045	96,272
4.500%, 12/01/2020 to 06/01/2041	2,941,051	3,144,400
4.712%, (12 month LIBOR + 1.885%), 10/01/2037 (B)	82,832	87,193
4.721%, (1 Year CMT + 2.185%), 05/01/2036 (B)	68,076	71,661
4.725%, (12 month LIBOR + 1.796%), 04/01/2037 (B)	196,907	207,274
5.000%, 07/01/2020 to 07/01/2039	1,322,367	1,435,882
5.500%, 08/01/2021 to 11/01/2038	814,820	903,252
6.000%, 01/01/2021 to 08/01/2038	581,092	654,818
6.500%, 03/01/2022 to 12/01/2037	156,529	179,953
7.000%, 02/01/2031 to 10/01/2038	51,454	59,670
7.125%, 01/15/2030	209,000	302,985
7.250%, 05/15/2030	1,450,000	2,137,383
7.500%, 09/01/2030 to 08/01/2031	21,159	24,533
8.000%, 08/01/2030 to 09/01/2031	5,361	6,213
8.500%, 09/01/2030	899	1,055
Financing Corp. 8.600%, 09/26/2019	675,000	686,233
Government National Mortgage Association
3.000%, TBA (C)	5,000,000	5,098,878
3.000%, 08/15/2043 to 06/20/2047	6,815,441	6,971,205
3.500%, TBA (C)	2,800,000	2,892,655
3.500%, 04/15/2042 to 02/20/2047	13,997,898	14,538,698
4.000%, 11/15/2026 to 01/20/2048	8,074,696	8,466,016
4.500%, 06/15/2023 to 10/20/2048	4,034,195	4,237,474
5.000%, 10/15/2023 to 07/20/2040	1,267,026	1,387,910
5.500%, 08/15/2023 to 09/20/2039	442,107	491,385
6.000%, 07/15/2029 to 10/15/2038	296,479	338,018
6.500%, 05/15/2028 to 12/15/2038	205,408	238,175
7.000%, 08/15/2029 to 05/15/2032	35,421	40,402
7.500%, 09/15/2030 to 01/15/2031	7,152	8,264
8.000%, 04/15/2031	7,460	8,712
Tennessee Valley Authority 3.875%, 02/15/2021	700,000	722,038
		183,114,673
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $402,651,968)		$415,839,566
FOREIGN GOVERNMENT OBLIGATIONS – 1.6%
Brazil – 0.3%
Federative Republic of Brazil 4.250%, 01/07/2025 (A)	1,612,000	1,698,774
Canada – 0.2%
Province of British Columbia 6.500%, 01/15/2026	490,000	608,718
Province of Quebec
7.125%, 02/09/2024	150,000	181,827
7.500%, 07/15/2023	410,000	493,180
		1,283,725
Chile – 0.1%
Republic of Chile 3.875%, 08/05/2020	510,000	519,695
Colombia – 0.1%
Republic of Colombia 4.375%, 07/12/2021	550,000	568,568
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel – 0.1%
Government of Israel 5.500%, 09/18/2023	$455,000	$519,822
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	300,000	338,923
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	813,993
Mexico – 0.2%
Government of Mexico 6.050%, 01/11/2040	930,000	1,109,955
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	503,204
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037 (A)	250,000	352,503
Philippines – 0.2%
Republic of Philippines 4.000%, 01/15/2021	1,000,000	1,022,648
Poland – 0.0%
Republic of Poland 6.375%, 07/15/2019	110,000	110,105
South Africa – 0.1%
Republic of South Africa 5.500%, 03/09/2020	740,000	751,606
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	344,896
6.250%, 09/26/2022	400,000	402,638
		747,534
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,174,603)		$10,341,055
CORPORATE BONDS – 27.0%
Communication services – 2.2%
21st Century Fox America, Inc. 6.650%, 11/15/2037	440,000	580,576
Alphabet, Inc. 3.625%, 05/19/2021	320,000	329,295
America Movil SAB de CV
3.125%, 07/16/2022	500,000	510,910
5.000%, 03/30/2020	61,000	62,141
AT&T, Inc.
3.000%, 02/15/2022	500,000	507,843
4.125%, 02/17/2026	575,000	611,431
4.300%, 12/15/2042	20,000	19,757
4.500%, 03/09/2048	500,000	512,256
4.750%, 05/15/2046	900,000	946,217
4.850%, 07/15/2045	500,000	532,466
5.150%, 03/15/2042	50,000	54,599
6.375%, 03/01/2041	360,000	448,564
7.570%, 02/01/2024	240,000	286,242
7.625%, 04/15/2031	285,000	379,398
Baidu, Inc.
3.000%, 06/30/2020	250,000	251,022
4.125%, 06/30/2025	250,000	262,607
British Telecommunications PLC 9.625%, 12/15/2030	190,000	286,211
CBS Corp. 4.300%, 02/15/2021	150,000	153,680
Comcast Corp.
2.350%, 01/15/2027	455,000	443,642

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp. (continued)
3.375%, 02/15/2025	$600,000	$627,805
5.700%, 07/01/2019	310,000	310,000
6.500%, 11/15/2035	255,000	345,319
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	210,131
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	262,902
NBCUniversal Media LLC 5.150%, 04/30/2020	230,000	235,172
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	141,875
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	301,434
Telefonica Europe BV 8.250%, 09/15/2030	350,000	490,743
Time Warner Cable LLC 4.125%, 02/15/2021	60,000	61,104
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	707,091
TWDC Enterprises 18 Corp. 3.150%, 09/17/2025	500,000	525,504
Verizon Communications, Inc.
4.272%, 01/15/2036	458,000	495,639
4.522%, 09/15/2048	760,000	848,839
4.600%, 04/01/2021	650,000	676,593
Viacom, Inc. 4.500%, 03/01/2021	120,000	123,648
		13,542,656
Consumer discretionary – 1.7%
Amazon.com, Inc. 4.050%, 08/22/2047	600,000	678,113
American Honda Finance Corp.
2.150%, 03/13/2020	250,000	249,712
2.450%, 09/24/2020	470,000	470,891
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	1,021,206
Brinker International, Inc. 3.875%, 05/15/2023	250,000	246,875
eBay, Inc. 3.250%, 10/15/2020	250,000	252,170
Ford Motor Credit Company LLC
3.096%, 05/04/2023	280,000	275,797
3.336%, 03/18/2021	1,000,000	1,004,265
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	289,373
5.250%, 03/01/2026	650,000	697,236
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	255,278
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	167,103
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	477,730
McDonald's Corp. 3.625%, 05/20/2021	250,000	256,258
Newell Brands, Inc. 3.900%, 11/01/2025	250,000	247,565
O'Reilly Automotive, Inc. 4.875%, 01/14/2021	300,000	309,327
Starbucks Corp. 3.550%, 08/15/2029	300,000	313,782
Target Corp. 3.900%, 11/15/2047	500,000	536,682
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The Home Depot, Inc.
2.625%, 06/01/2022	$400,000	$406,586
3.350%, 09/15/2025	752,000	794,194
4.250%, 04/01/2046	390,000	439,943
5.875%, 12/16/2036	280,000	371,218
Toyota Motor Credit Corp. 3.400%, 09/15/2021	320,000	328,773
Whirlpool Corp. 5.150%, 03/01/2043	300,000	311,238
		10,401,315
Consumer staples – 1.4%
Altria Group, Inc.
4.500%, 05/02/2043	500,000	474,472
9.250%, 08/06/2019	105,000	105,658
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	841,417
4.900%, 02/01/2046	500,000	555,733
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/2029	500,000	566,382
6.875%, 11/15/2019	460,000	467,164
Conagra Brands, Inc. 9.750%, 03/01/2021	175,000	192,319
Diageo Capital PLC 4.828%, 07/15/2020	95,000	97,411
Edgewell Personal Care Company 4.700%, 05/19/2021	250,000	254,375
Kellogg Company 4.150%, 11/15/2019	30,000	30,174
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	287,580
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	481,486
3.950%, 07/15/2025	600,000	624,145
6.875%, 01/26/2039	40,000	48,297
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	325,912
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	508,529
4.000%, 03/05/2042	270,000	293,242
5.500%, 01/15/2040	280,000	361,834
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	260,703
4.125%, 05/17/2021	320,000	329,895
Reynolds American, Inc. 3.250%, 11/01/2022	270,000	272,565
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	260,355
The Coca-Cola Company 3.150%, 11/15/2020	560,000	567,973
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	437,197
		8,644,818
Energy – 2.7%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	343,973
Apache Corp. 3.625%, 02/01/2021	92,000	93,215
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	426,383
BP Capital Markets PLC 2.750%, 05/10/2023	250,000	252,648
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	357,767
Cenovus Energy, Inc. 5.700%, 10/15/2019	15,385	15,503

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Chevron Corp. 1.961%, 03/03/2020	$850,000	$848,272
ConocoPhillips Company 4.950%, 03/15/2026	300,000	342,525
Devon Energy Corp. 5.000%, 06/15/2045	885,000	1,012,668
Devon Financing Company LLC 7.875%, 09/30/2031	170,000	234,732
Enbridge, Inc.
3.700%, 07/15/2027	400,000	412,947
4.500%, 06/10/2044	400,000	423,712
Encana Corp. 6.500%, 08/15/2034	270,000	333,643
Energy Transfer Operating LP
6.125%, 12/15/2045	350,000	400,685
6.500%, 02/01/2042	50,000	59,054
Ensco Rowan PLC 4.700%, 03/15/2021 (A)	360,000	334,537
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	305,496
6.875%, 03/01/2033	130,000	174,061
EOG Resources, Inc. 4.100%, 02/01/2021	300,000	308,717
Exxon Mobil Corp. 2.397%, 03/06/2022	750,000	756,005
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	743,853
6.375%, 03/01/2041	60,000	72,432
6.500%, 09/01/2039	180,000	221,356
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	433,622
Marathon Oil Corp. 3.850%, 06/01/2025	500,000	518,082
Nexen, Inc. 6.200%, 07/30/2019	120,000	120,302
Noble Holding International, Ltd. 6.050%, 03/01/2041	50,000	27,500
Occidental Petroleum Corp. 4.100%, 02/01/2021	300,000	306,807
ONEOK Partners LP 6.650%, 10/01/2036	268,000	328,052
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	374,384
5.375%, 01/27/2021 (A)	400,000	413,600
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	490,500
5.500%, 01/21/2021	320,000	323,680
6.625%, 06/15/2035	230,000	212,463
Phillips 66 Partners LP 3.750%, 03/01/2028	200,000	204,028
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,151,735
6.375%, 12/15/2038	90,000	127,244
Southern Natural Gas Company LLC 4.400%, 06/15/2021	250,000	257,910
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	292,344
Sunoco Logistics Partners Operations LP 3.450%, 01/15/2023	170,000	172,744
The Williams Companies, Inc.
5.100%, 09/15/2045	400,000	431,616
5.250%, 03/15/2020	400,000	407,378
7.875%, 09/01/2021	190,000	210,716
Tosco Corp. 8.125%, 02/15/2030	383,000	540,766
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Total Capital SA
4.125%, 01/28/2021	$40,000	$41,221
4.250%, 12/15/2021	60,000	62,937
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	486,436
Valero Energy Corp. 7.500%, 04/15/2032	270,000	367,499
		16,777,750
Financials – 8.2%
AEGON Funding Company LLC 5.750%, 12/15/2020	165,000	172,684
American Express Company 2.650%, 12/02/2022	345,000	348,644
American International Group, Inc.
4.125%, 02/15/2024	550,000	582,440
6.250%, 05/01/2036	430,000	536,794
Bank of America Corp.
2.625%, 10/19/2020	400,000	401,500
3.300%, 01/11/2023	800,000	824,689
4.450%, 03/03/2026	700,000	754,768
7.750%, 05/14/2038	480,000	707,837
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	386,000	392,924
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,700,000	1,753,261
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,312,000	1,351,062
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 03/05/2029	500,000	534,492
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	500,000	567,205
Barclays PLC 4.375%, 01/12/2026	500,000	517,357
Berkshire Hathaway Finance Corp. 4.250%, 01/15/2021	60,000	61,964
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	519,269
Branch Banking & Trust Company 2.850%, 04/01/2021	500,000	504,479
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	367,083
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	2,038,249
3.300%, 10/30/2024	1,500,000	1,537,983
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	314,374
Citigroup, Inc.
2.350%, 08/02/2021	500,000	499,532
2.400%, 02/18/2020	1,500,000	1,499,955
4.450%, 09/29/2027	500,000	538,807
5.500%, 09/13/2025	400,000	452,818
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.839%) 04/24/2048	500,000	559,034
Cooperatieve Rabobank UA 4.500%, 01/11/2021	500,000	516,388
Credit Suisse AG 3.000%, 10/29/2021	750,000	760,840

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021	$575,000	$583,853
3.750%, 03/26/2025	250,000	260,953
4.550%, 04/17/2026	800,000	869,726
Discover Financial Services 5.200%, 04/27/2022	120,000	128,447
European Investment Bank
2.875%, 09/15/2020	700,000	707,459
3.250%, 01/29/2024	600,000	636,574
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	822,000	810,623
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	580,027
6.500%, 09/15/2037	660,000	860,229
HSBC USA, Inc. 2.350%, 03/05/2020	1,000,000	1,000,011
Inter-American Development Bank
1.750%, 09/14/2022	600,000	598,886
1.875%, 03/15/2021	1,100,000	1,099,959
7.000%, 06/15/2025	325,000	411,488
Intercontinental Exchange, Inc. 3.100%, 09/15/2027	400,000	409,904
International Bank for Reconstruction & Development 2.125%, 11/01/2020	1,300,000	1,302,486
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	725,595
3.375%, 05/01/2023	500,000	513,884
3.875%, 02/01/2024	1,300,000	1,379,902
4.350%, 08/15/2021	710,000	738,302
6.400%, 05/15/2038	125,000	172,327
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	500,000	520,480
KeyCorp 5.100%, 03/24/2021	250,000	261,355
KfW
2.125%, 01/17/2023	600,000	606,065
2.625%, 02/28/2024	800,000	827,640
Lincoln National Corp. 7.000%, 06/15/2040	150,000	206,672
MetLife, Inc. 4.600%, 05/13/2046	500,000	580,141
Moody's Corp. 5.500%, 09/01/2020	60,000	62,117
Morgan Stanley
2.650%, 01/27/2020	300,000	300,336
2.800%, 06/16/2020	485,000	487,231
3.700%, 10/23/2024	950,000	1,001,877
4.100%, 05/22/2023	750,000	789,193
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 01/24/2029	550,000	579,467
Northern Trust Corp. 3.450%, 11/04/2020	300,000	304,907
PartnerRe Finance B LLC 5.500%, 06/01/2020	60,000	61,716
Prudential Financial, Inc. 5.375%, 06/21/2020	280,000	288,274
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	676,106
Reinsurance Group of America, Inc. 5.000%, 06/01/2021	50,000	52,380
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
State Street Corp. 3.100%, 05/15/2023	$250,000	$256,582
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	524,512
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	550,000	585,137
The Allstate Corp. 3.280%, 12/15/2026	500,000	522,315
The Bank of New York Mellon Corp. 2.450%, 11/27/2020	450,000	451,706
The Bank of Nova Scotia 2.350%, 10/21/2020	400,000	400,240
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	309,670
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	602,010
3.500%, 01/23/2025	750,000	775,518
3.625%, 01/22/2023	500,000	518,485
3.750%, 02/25/2026	500,000	521,717
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	212,630
The Toronto-Dominion Bank 1.800%, 07/13/2021	500,000	496,204
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	332,456
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	243,426
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	65,366
U.S. Bancorp 3.000%, 03/15/2022	600,000	613,356
Wells Fargo & Company 5.375%, 02/07/2035	1,500,000	1,849,328
Wells Fargo & Company, Series M 3.450%, 02/13/2023	750,000	770,507
Westpac Banking Corp. 2.000%, 08/19/2021	600,000	596,514
		51,660,703
Health care – 2.7%
Abbott Laboratories
2.950%, 03/15/2025	300,000	308,668
3.750%, 11/30/2026	283,000	305,854
AbbVie, Inc.
2.900%, 11/06/2022	500,000	503,138
3.200%, 05/14/2026	716,000	725,045
4.400%, 11/06/2042	260,000	257,211
Aetna, Inc. 3.500%, 11/15/2024	200,000	206,099
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	261,388
Allergan Funding SCS
3.800%, 03/15/2025	861,000	893,091
4.750%, 03/15/2045	321,000	329,379
Amgen, Inc.
4.400%, 05/01/2045	260,000	276,459
4.663%, 06/15/2051	159,000	173,960
Anthem, Inc.
4.101%, 03/01/2028	350,000	373,419
4.650%, 08/15/2044	150,000	164,077
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	282,623
Becton, Dickinson and Company 3.250%, 11/12/2020	300,000	302,816

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Biogen, Inc. 5.200%, 09/15/2045	$500,000	$561,451
Celgene Corp. 3.875%, 08/15/2025	600,000	642,736
Cigna Holding Company 4.000%, 02/15/2022	280,000	289,233
CVS Health Corp.
3.875%, 07/20/2025	650,000	678,754
4.125%, 05/15/2021	60,000	61,612
4.300%, 03/25/2028	500,000	526,965
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	74,689	93,843
Express Scripts Holding Company 6.125%, 11/15/2041	330,000	402,785
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	634,622
4.500%, 04/01/2021	330,000	340,889
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/2038	210,000	293,095
HCA, Inc.
4.500%, 02/15/2027	500,000	533,221
5.500%, 06/15/2047	400,000	426,921
Humana, Inc. 3.850%, 10/01/2024	350,000	365,862
Johnson & Johnson 5.850%, 07/15/2038	285,000	387,196
Laboratory Corp. of America Holdings 4.625%, 11/15/2020	280,000	286,541
Life Technologies Corp. 5.000%, 01/15/2021	310,000	319,735
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	874,982
Pfizer, Inc.
2.750%, 06/03/2026	713,000	722,715
4.400%, 05/15/2044	264,000	301,799
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	534,603
4.700%, 03/30/2045	500,000	520,846
Stryker Corp. 4.625%, 03/15/2046	350,000	398,025
Thermo Fisher Scientific, Inc. 4.150%, 02/01/2024	350,000	374,944
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	55,289
4.450%, 12/15/2048	300,000	343,435
5.800%, 03/15/2036	300,000	384,320
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/2025	500,000	515,156
		17,234,802
Industrials – 2.1%
3M Company 3.000%, 08/07/2025	330,000	339,643
AerCap Ireland Capital DAC 4.450%, 04/03/2026	400,000	421,890
Air Lease Corp. 3.625%, 12/01/2027	400,000	402,076
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 12/15/2029	263,100	265,126
Baker Hughes, a GE Company LLC 3.337%, 12/15/2027	500,000	503,168
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	56,623
4.700%, 10/01/2019	250,000	251,273
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Canadian Pacific Railway Company 4.450%, 03/15/2023	$300,000	$320,160
Caterpillar, Inc. 3.400%, 05/15/2024	500,000	524,555
CSX Corp.
3.350%, 11/01/2025	420,000	439,567
3.700%, 10/30/2020	270,000	274,304
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 10/25/2025	200,000	207,029
Emerson Electric Company
2.625%, 12/01/2021	250,000	252,831
4.875%, 10/15/2019	250,000	251,604
FedEx Corp.
3.875%, 08/01/2042	420,000	394,050
4.400%, 01/15/2047	350,000	348,199
General Electric Company
4.500%, 03/11/2044	500,000	486,445
6.750%, 03/15/2032	66,000	81,442
6.875%, 01/10/2039	168,000	211,272
Ingersoll-Rand Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	625,996
John Deere Capital Corp. 1.700%, 01/15/2020	550,000	548,064
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	277,657
Northrop Grumman Corp. 3.500%, 03/15/2021	150,000	152,951
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	522,287
Snap-on, Inc. 6.125%, 09/01/2021	310,000	334,603
The Boeing Company
1.650%, 10/30/2020	438,000	434,665
2.600%, 10/30/2025	438,000	439,619
8.750%, 09/15/2031	90,000	136,745
Union Pacific Corp.
3.250%, 08/15/2025	500,000	519,825
3.799%, 10/01/2051	313,000	313,484
4.000%, 02/01/2021	280,000	287,147
4.050%, 11/15/2045	500,000	521,314
4.300%, 03/01/2049	300,000	331,894
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 04/07/2030	276,212	273,505
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	422,318
United Technologies Corp. 6.125%, 07/15/2038	225,000	298,146
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	644,958
		13,116,435
Information technology – 2.2%
Apple, Inc.
2.400%, 05/03/2023	800,000	807,476
2.450%, 08/04/2026	1,060,000	1,057,737
3.250%, 02/23/2026	500,000	522,215
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	472,495
3.900%, 10/01/2025	470,000	504,173
5.100%, 10/01/2035	470,000	569,105
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	795,711

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Cisco Systems, Inc. 5.900%, 02/15/2039	$80,000	$109,217
Fiserv, Inc. 2.700%, 06/01/2020	250,000	250,493
HP, Inc. 3.750%, 12/01/2020	49,000	49,818
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,164,781
4.000%, 06/20/2042	210,000	216,272
5.600%, 11/30/2039	21,000	26,554
Intel Corp. 2.700%, 12/15/2022	690,000	702,765
Leidos Holdings, Inc. 4.450%, 12/01/2020	300,000	305,382
Microsoft Corp.
2.000%, 11/03/2020	438,000	437,760
3.125%, 11/03/2025	438,000	460,815
3.750%, 05/01/2043	500,000	542,126
4.250%, 02/06/2047	600,000	711,233
4.450%, 11/03/2045	438,000	524,666
Oracle Corp.
2.400%, 09/15/2023	435,000	435,421
2.650%, 07/15/2026	310,000	311,368
2.950%, 05/15/2025	550,000	565,659
4.125%, 05/15/2045	500,000	541,508
QUALCOMM, Inc. 3.450%, 05/20/2025	500,000	517,909
Visa, Inc.
2.200%, 12/14/2020	463,000	463,697
3.150%, 12/14/2025	463,000	485,429
4.300%, 12/14/2045	463,000	547,304
Xerox Corp. 6.750%, 12/15/2039	60,000	59,768
		14,158,857
Materials – 0.9%
Eastman Chemical Company 4.650%, 10/15/2044	500,000	516,823
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	500,000
Huntsman International LLC 4.500%, 05/01/2029	500,000	515,795
International Paper Company 5.000%, 09/15/2035	500,000	551,289
Newmont Goldcorp Corp. 4.875%, 03/15/2042	270,000	301,854
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	170,050
PPG Industries, Inc. 3.600%, 11/15/2020	300,000	305,068
Praxair, Inc. 2.450%, 02/15/2022	240,000	241,915
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	133,859
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	321,640
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	520,868
5.200%, 11/02/2040	250,000	311,548
Teck Resources, Ltd.
4.500%, 01/15/2021	17,000	17,305
6.250%, 07/15/2041	270,000	302,178
The Dow Chemical Company
4.375%, 11/15/2042	590,000	596,129
9.400%, 05/15/2039	130,000	206,224
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd. 6.875%, 11/10/2039	$350,000	$420,070
		5,932,615
Real estate – 0.9%
American Campus Communities Operating Partnership LP 3.625%, 11/15/2027	200,000	203,926
American Tower Corp. 5.000%, 02/15/2024	500,000	550,222
Boston Properties LP 4.125%, 05/15/2021	300,000	308,588
Crown Castle International Corp. 3.700%, 06/15/2026	400,000	415,246
CubeSmart LP 4.000%, 11/15/2025	200,000	209,964
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	216,867
Duke Realty LP 3.250%, 06/30/2026	200,000	203,198
Essex Portfolio LP 5.200%, 03/15/2021	60,000	62,300
HCP, Inc. 3.875%, 08/15/2024	400,000	419,163
Hospitality Properties Trust 4.500%, 03/15/2025	200,000	199,889
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	846,131
Simon Property Group LP
3.375%, 06/15/2027	500,000	521,469
3.500%, 09/01/2025	441,500	462,954
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	506,482
Welltower, Inc. 4.950%, 01/15/2021	320,000	330,131
Weyerhaeuser Company 4.700%, 03/15/2021	150,000	154,655
		5,611,185
Utilities – 2.0%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	410,355
American Water Capital Corp. 4.300%, 09/01/2045	350,000	381,365
Aqua America, Inc. 4.276%, 05/01/2049	500,000	537,650
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	562,720
6.125%, 04/01/2036	436,000	582,931
CenterPoint Energy Resources Corp. 4.500%, 01/15/2021	246,000	252,946
Dominion Energy, Inc.
3.900%, 10/01/2025	242,000	257,884
5.200%, 08/15/2019	110,000	110,284
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	265,036
Duke Energy Corp.
3.750%, 04/15/2024	500,000	527,605
4.800%, 12/15/2045	500,000	564,176
Entergy Corp. 5.125%, 09/15/2020	310,000	317,382
Eversource Energy 4.250%, 04/01/2029	500,000	549,469
Exelon Corp.
3.400%, 04/15/2026	542,000	556,285
5.150%, 12/01/2020	310,000	319,644

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Exelon Generation Company LLC 6.250%, 10/01/2039	$160,000	$189,041
Florida Power & Light Company 5.650%, 02/01/2037	290,000	364,599
Georgia Power Company 5.950%, 02/01/2039	335,000	400,029
Hydro-Quebec 8.400%, 01/15/2022	250,000	288,163
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	239,830
NiSource, Inc. 3.950%, 03/30/2048	400,000	401,126
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	293,371
Pacific Gas & Electric Company
3.500%, 10/01/2020 (E)	60,000	58,500
6.050%, 03/01/2034 (E)	454,000	505,075
PacifiCorp 6.000%, 01/15/2039	335,000	449,065
Pennsylvania Electric Company 5.200%, 04/01/2020	300,000	305,242
PPL Capital Funding, Inc. 3.400%, 06/01/2023	250,000	256,139
PPL WEM, Ltd. 5.375%, 05/01/2021 (D)	60,000	62,085
Progress Energy, Inc. 4.400%, 01/15/2021	305,000	312,856
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	500,673
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	255,725
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	246,931
Southern California Edison Company 5.350%, 07/15/2035	130,000	144,775
The Southern Company 3.250%, 07/01/2026	572,000	580,690
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	51,624
8.875%, 11/15/2038	190,000	311,594
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	412,644
		12,825,509
TOTAL CORPORATE BONDS (Cost $161,763,599)		$169,906,645
MUNICIPAL BONDS – 0.7%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	80,926
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	202,059
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	79,847
Metropolitan Washington Airports Authority Dulles Toll Road 7.462%, 10/01/2046	40,000	63,402
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	135,460
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	421,066
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	364,245
State of California
7.300%, 10/01/2039	400,000	601,260
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State of California (continued)
7.500%, 04/01/2034	$80,000	$120,752
State of Illinois, GO
5.100%, 06/01/2033 (A)	115,000	121,104
7.350%, 07/01/2035	280,000	330,184
State of Texas 5.517%, 04/01/2039	260,000	345,244
State of Utah
3.539%, 07/01/2025	390,000	408,517
4.554%, 07/01/2024	260,000	276,476
State of Washington 5.481%, 08/01/2039	260,000	332,600
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	374,499
University of California 5.770%, 05/15/2043	320,000	420,835
TOTAL MUNICIPAL BONDS (Cost $3,795,778)		$4,678,476
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.6%
Commercial and residential – 2.0%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	154,363
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	2,082,440
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	488,940	494,304
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	181,769
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	1,064,441
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	696,985	729,428
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	3,000,000	3,111,601
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,154,886
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (F)	400,000	426,262
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	535,771
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	240,000	244,663
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033%, 09/15/2047 (D)(F)	169,701	173,301
		12,353,229
U.S. Government Agency – 0.6%
Federal Home Loan Mortgage Corp.
Series K005, Class A2, 4.317%, 11/25/2019	655,769	656,761
Series K013, Class A2, 3.974%, 01/25/2021 (F)	700,000	715,610

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K041, Class A2, 3.171%, 10/25/2024	$700,000	$732,902
Series K047, Class A2, 3.329%, 05/25/2025 (F)	700,000	739,982
Series K050, Class A2, 3.334%, 08/25/2025 (F)	700,000	741,309
Series K712, Class A2, 1.869%, 11/25/2019	392,410	391,242
		3,977,806
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,355,576)		$16,331,035
SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust, 2.4614% (G)(H)	339,950	3,402,015
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,402,207)		$3,402,015
SHORT-TERM INVESTMENTS – 5.3%
Money market funds – 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (G)	33,084,783	33,084,783
TOTAL SHORT-TERM INVESTMENTS (Cost $33,084,783)		$33,084,783
Total Investments (Total Bond Market Trust) (Cost $631,228,514) – 103.8%		$653,583,575
Other assets and liabilities, net – (3.8%)		(24,021,648)
TOTAL NET ASSETS – 100.0%		$629,561,927
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 6-30-19.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Non-income producing - Issuer is in default.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-19.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.6%
U.S. Government – 6.2%
U.S. Treasury Notes 1.500%, 10/31/2019	$15,000,000	$14,969,531
U.S. Government Agency – 2.4%
Federal Home Loan Mortgage Corp.
2.234%, (12 month LIBOR + 1.643%), 09/01/2043 (A)	1,088,429	1,100,100
4.164%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	70,023	71,347
4.197%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	88,190	91,694
4.315%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	24,599	25,330
4.520%, (12 month LIBOR + 1.666%), 02/01/2036 (A)	110,701	115,698
4.544%, (12 month LIBOR + 1.614%), 05/01/2037 (A)	133,881	139,870
4.545%, (1 Year CMT + 2.295%), 08/01/2035 (A)	163,914	172,100
4.573%, (1 Year CMT + 2.101%), 12/01/2035 (A)	186,459	196,264
4.603%, (1 Year CMT + 2.165%), 11/01/2036 (A)	191,965	201,866
4.731%, (1 Year CMT + 2.231%), 05/01/2034 (A)	162,711	171,278
Federal National Mortgage Association
4.202%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	98,994	102,514
4.256%, (6 month LIBOR + 1.486%), 10/01/2035 (A)	279,145	286,980
4.326%, (12 month LIBOR + 1.447%), 04/01/2035 (A)	624,604	648,191
4.355%, (6 month LIBOR + 1.527%), 02/01/2035 (A)	166,132	172,132
4.439%, (12 month LIBOR + 1.582%), 07/01/2035 (A)	360,828	376,573
4.640%, (1 Year CMT + 2.208%), 01/01/2036 (A)	107,405	113,060
4.687%, (1 Year CMT + 2.269%), 07/01/2035 (A)	195,959	205,973
4.717%, (1 Year CMT + 2.179%), 01/01/2036 (A)	191,133	201,196
4.745%, (1 Year CMT + 2.187%), 05/01/2036 (A)	403,421	424,661
4.836%, (1 Year CMT + 2.193%), 02/01/2035 (A)	352,239	370,497
4.929%, (1 Year CMT + 2.333%), 05/01/2034 (A)	125,618	132,232
Government National Mortgage Association 3.750%, (1 Year CMT + 1.500%), 08/20/2032 to 08/20/2035 (A)	447,075	458,087
		5,777,643
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,760,913)		$20,747,174
CORPORATE BONDS – 51.9%
Communication services – 4.6%
CBS Corp. 3.375%, 03/01/2022	3,000,000	3,068,744
Charter Communications Operating LLC 3.579%, 07/23/2020	2,000,000	2,017,650
NBCUniversal Media LLC 5.150%, 04/30/2020	3,000,000	3,067,457

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. 4.600%, 04/01/2021	$3,000,000	$3,122,735
		11,276,586
Consumer discretionary – 6.2%
BMW US Capital LLC 3.100%, 04/12/2021 (B)	3,000,000	3,034,350
Daimler Finance North America LLC 2.850%, 01/06/2022 (B)	2,000,000	2,009,974
Ford Motor Credit Company LLC 3.336%, 03/18/2021	3,000,000	3,012,794
General Motors Financial Company, Inc. 3.500%, 07/10/2019	2,000,000	2,000,403
Nissan Motor Acceptance Corp. 2.550%, 03/08/2021 (B)	3,000,000	2,990,754
Toyota Motor Credit Corp. 1.550%, 10/18/2019	2,000,000	1,995,801
		15,044,076
Consumer staples – 4.6%
Altria Group, Inc. 2.625%, 01/14/2020	3,000,000	3,001,951
Coventry Health Care, Inc. 5.450%, 06/15/2021	3,000,000	3,145,347
Keurig Dr Pepper, Inc. 3.551%, 05/25/2021	3,000,000	3,063,266
Kraft Heinz Foods Company 2.800%, 07/02/2020	2,000,000	2,002,544
		11,213,108
Energy – 2.2%
Colonial Pipeline Company 3.500%, 10/15/2020 (B)	1,000,000	1,010,097
Kinder Morgan, Inc. 6.500%, 09/15/2020	1,190,000	1,247,008
Schlumberger Holdings Corp. 3.000%, 12/21/2020 (B)	3,000,000	3,024,007
		5,281,112
Financials – 22.9%
American Express Credit Corp. 2.375%, 05/26/2020	2,000,000	2,000,756
Ameriprise Financial, Inc. 5.300%, 03/15/2020	3,000,000	3,060,157
Bank of America Corp. 5.625%, 07/01/2020	2,000,000	2,064,653
Bank of Montreal 2.100%, 12/12/2019	2,000,000	1,997,740
Barclays Bank PLC 5.125%, 01/08/2020	665,000	673,802
BB&T Corp. 2.450%, 01/15/2020	2,000,000	2,000,496
BPCE SA 2.250%, 01/27/2020	2,000,000	1,998,149
Citibank NA (3 month LIBOR + 0.350%) 2.885%, 02/12/2021 (A)	610,000	609,853
Citigroup, Inc. (3 month LIBOR + 1.310%) 3.896%, 10/26/2020 (A)	695,000	703,824
Citizens Bank NA 2.250%, 03/02/2020	3,000,000	2,997,244
Cooperatieve Rabobank UA 3.125%, 04/26/2021	3,000,000	3,046,749
Discover Bank 3.100%, 06/04/2020	2,000,000	2,009,572
FS KKR Capital Corp. 4.000%, 07/15/2019	160,000	160,029
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3 month LIBOR + 1.100%) 3.572%, 06/07/2021 (A)	$822,000	$832,312
JPMorgan Chase Bank NA (3 month LIBOR + 0.290%) 2.869%, 02/01/2021 (A)	750,000	750,361
Lincoln National Corp. 6.250%, 02/15/2020	2,010,000	2,053,896
Lloyds Banking Group PLC 3.000%, 01/11/2022	2,000,000	2,020,564
MassMutual Global Funding II 2.000%, 04/15/2021 (B)	2,000,000	1,992,688
Metropolitan Life Global Funding I 2.000%, 04/14/2020 (B)	1,250,000	1,247,442
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 1.880%) 4.400%, 03/01/2021 (A)	2,246,000	2,298,267
Morgan Stanley 5.625%, 09/23/2019	2,057,000	2,071,267
National Rural Utilities Cooperative Finance Corp. 2.900%, 03/15/2021	2,000,000	2,023,193
Santander Holdings USA, Inc. 4.450%, 12/03/2021	3,000,000	3,118,793
Standard Chartered PLC 2.400%, 09/08/2019 (B)	1,645,000	1,644,655
Sumitomo Mitsui Trust Bank, Ltd. 1.950%, 09/19/2019 (B)	2,000,000	1,997,740
The Bank of New York Mellon Corp. 2.300%, 09/11/2019	2,000,000	2,000,055
The Goldman Sachs Group, Inc. 5.750%, 01/24/2022	2,000,000	2,160,512
UBS AG 2.375%, 08/14/2019	3,000,000	2,999,580
Wells Fargo & Company 2.500%, 03/04/2021	3,000,000	3,005,832
		55,540,181
Health care – 4.6%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,027,346
Anthem, Inc. 2.500%, 11/21/2020	3,000,000	3,005,382
Baxalta, Inc. 2.875%, 06/23/2020	596,000	597,755
CVS Health Corp. (3 month LIBOR + 0.720%) 3.173%, 03/09/2021 (A)	3,000,000	3,013,227
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/2019	1,446,000	1,441,662
		11,085,372
Industrials – 2.5%
AerCap Ireland Capital DAC 4.250%, 07/01/2020	2,000,000	2,029,306
Caterpillar Financial Services Corp. 2.100%, 01/10/2020	2,000,000	1,997,715
General Electric Company 4.625%, 01/07/2021	2,000,000	2,057,941
		6,084,962
Information technology – 2.6%
Dell International LLC 4.420%, 06/15/2021 (B)	3,000,000	3,089,562
IBM Corp. 2.850%, 05/13/2022	835,000	848,504

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NetApp, Inc. 2.000%, 09/27/2019	$345,000	$344,479
VMware, Inc. 2.300%, 08/21/2020	2,000,000	1,994,297
		6,276,842
Materials – 0.9%
Georgia-Pacific LLC 5.400%, 11/01/2020 (B)	2,000,000	2,079,853
Real estate – 0.8%
Simon Property Group LP 4.375%, 03/01/2021	2,000,000	2,063,194
TOTAL CORPORATE BONDS (Cost $124,575,013)		$125,945,286
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
U.S. Government Agency – 0.4%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 2.754%, 04/25/2042 (A)	1,018,193	1,014,415
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,020,420)		$1,014,415
ASSET BACKED SECURITIES – 27.6%
Ally Auto Receivables Trust
Series 2017-3, Class A3 1.740%, 09/15/2021	911,243	908,284
Series 2019-1, Class A2 2.850%, 03/15/2022	2,000,000	2,006,912
American Express Credit Account Master Trust
Series 2017-1, Class A 1.930%, 09/15/2022	2,200,000	2,195,451
Series 2017-6, Class A 2.040%, 05/15/2023	3,000,000	2,998,101
BA Credit Card Trust Series 2017-A1, Class A1 1.950%, 08/15/2022	3,000,000	2,993,853
BMW Vehicle Owner Trust
Series 2016-A, Class A3 1.160%, 11/25/2020	185,048	184,637
Series 2018-A, Class A3 2.350%, 04/25/2022	2,000,000	2,002,703
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8 2.050%, 08/15/2023	1,700,000	1,699,356
Series 2018-A1, Class A1 3.010%, 02/15/2024	1,500,000	1,526,163
CarMax Auto Owner Trust
Series 2016-1, Class A4 1.880%, 06/15/2021	2,140,000	2,133,587
Series 2016-2, Class A3 1.520%, 02/16/2021	374,601	373,890
Series 2017-3, Class A3 1.970%, 04/15/2022	1,923,904	1,919,700
CCG Receivables Trust Series 2017-1, Class A2 1.840%, 11/14/2023 (B)	1,547,474	1,543,733
Chase Issuance Trust
Series 2012-A4, Class A4 1.580%, 08/15/2021	3,000,000	2,996,914
Series 2015-A4, Class A4 1.840%, 04/15/2022	3,000,000	2,993,441
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.150%, 07/15/2021	$3,000,000	$2,999,680
Discover Card Execution Note Trust Series 2012-A6, Class A6 1.670%, 01/18/2022	3,000,000	2,999,100
Enterprise Fleet Financing LLC
Series 2017-2, Class A2 1.970%, 01/20/2023 (B)	1,106,944	1,104,499
Series 2018-3, Class A2 3.380%, 05/20/2024 (B)	313,000	317,109
Ford Credit Auto Owner Trust
Series 2015-1, Class A 2.120%, 07/15/2026 (B)	3,000,000	2,994,829
Series 2016-A, Class A4 1.600%, 06/15/2021	518,047	516,835
Series 2018-B, Class A3 3.240%, 04/15/2023	332,000	338,535
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.160%, 09/15/2022	700,000	699,097
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3 2.320%, 07/18/2022	1,400,000	1,402,392
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.600%, 06/15/2021 (B)	3,000,000	3,008,406
Honda Auto Receivables Owner Trust Series 2018-3, Class A3 2.950%, 08/22/2022	2,000,000	2,024,845
Huntington Auto Trust Series 2016-1, Class A4 1.930%, 04/15/2022	1,690,000	1,685,945
Hyundai Auto Receivables Trust Series 2016-A, Class A3 1.560%, 09/15/2020	114,797	114,749
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4 1.460%, 12/15/2022	3,000,000	2,978,536
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4 1.500%, 09/15/2021	322,835	322,666
Series 2016-A, Class A4 1.590%, 07/15/2022	3,000,000	2,987,133
Series 2017-B, Class A3 1.750%, 10/15/2021	1,360,000	1,355,804
Series 2019-A, Class A2A 2.820%, 01/18/2022	2,000,000	2,008,642
SBA Tower Trust Series 2014-1A, Class C 2.898%, 10/15/2044 (B)	2,687,000	2,686,961
Toyota Auto Receivables Owner Trust Series 2019-A, Class A2A 2.830%, 10/15/2021	2,000,000	2,008,504
USAA Auto Owner Trust Series 2017-1, Class A4 1.880%, 09/15/2022	3,355,000	3,338,628
World Omni Auto Receivables Trust Series 2018-D, Class A3 3.330%, 04/15/2024	650,000	665,927
TOTAL ASSET BACKED SECURITIES (Cost $66,695,978)		$67,035,547

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2019 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL – 0.8%
John Hancock Collateral Trust, 2.4614% (C)(D)	205,606	$2,057,582
TOTAL SECURITIES LENDING COLLATERAL (Cost $2,057,500)		$2,057,582
SHORT-TERM INVESTMENTS – 1.9%
U.S. Government Agency – 0.5%
Federal Agricultural Mortgage Corp. Discount Note 2.100%, 07/01/2019 *	$342,000	342,000
Federal Home Loan Bank Discount Note 2.000%, 07/01/2019 *	890,000	890,000
		1,232,000
Money market funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3057% (C)	803,097	803,097
Repurchase agreement – 1.1%
Barclays Tri-Party Repurchase Agreement dated 6-28-19 at 2.400% to be repurchased at $2,635,527 on 7-1-19, collateralized by $2,199,600 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $2,688,238, including interest)	$2,635,000	2,635,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,670,097)		$4,670,097
Total Investments (Ultra Short Term Bond Trust) (Cost $219,779,921) – 91.2%		$221,470,101
Other assets and liabilities, net – 8.8%		21,241,861
TOTAL NET ASSETS – 100.0%		$242,711,962
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $35,776,659 or 14.7% of the fund's net assets as of 6-30-19.
(C)	The rate shown is the annualized seven-day yield as of 6-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	103

(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 21, 2019

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 21, 2019